UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08090

Lincoln Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

1301 South Harrison Street
Fort Wayne, Indiana 46802

(Address of principal executive offices) (Zip code)

Ronald A. Holinsky, Esq.

Lincoln Financial Group

150 North Radnor Chester Road
Radnor, Pennsylvania 19087

(Name and address of agent for service)

Copies of all communications to:

Robert A. Robertson, Esq.

Dechert LLP

US Bank Tower

633 West 5th Street

Suite 4900

Los Angeles, CA 90071-2013

Registrant’s telephone number, including area code: (260) 455-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Lincoln Hedged Nasdaq-100 Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about Lincoln Hedged Nasdaq-100 Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$104	0.97%

How did the Fund perform last year and what affected its performance?

The Fund maintained its exposure to the Nasdaq-100 Index (the Index) throughout the year via its position in the LVIP SSGA Nasdaq-100 Index Fund and the QQQ FLEX options. In 2024, the U.S. technology stocks extended another year of the current bull market run driven by solid economic growth, improving inflation, and the Fed’s commencement of interest rate cuts. For the year, the Fund captured 62% of the Index’s positive return with 49% of its volatility and 51% of its maximum peak-to-trough drawdown, which resulted in a higher return-to-risk ratio compared to the Index.

The largest contributors to the performance of the Fund are:

  The underlying LVIP SSGA Nasdaq-100 Index Fund and the long call options which are used for providing exposure to the Index

The largest detractors from the performance of the Fund are:

  The put options which are used for providing downside protection

  The short call options that finance the put options, resulting in upside limitation

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	Invesco QQQ Trust℠, Series 1	S&P U.S. Treasury Bond 0-1 Year Index
9/17/2021	$10,000	$10,000	$10,000	$10,000
12/31/2021	$10,308	$10,636	$10,643	$9,995
12/31/2022	$8,514	$8,570	$7,123	$10,047
12/31/2023	$11,607	$10,835	$10,955	$10,555
12/31/2024	$13,315	$13,445	$13,676	$11,103

Average Annual Total Returns (%)

	1 year	Since Inception 9/17/2021
Service Class	14.72%	9.09%
Morningstar US Market Index	24.09%	9.42%
Invesco QQQ Trust℠, Series 1	24.84%	9.99%
S&P U.S. Treasury Bond 0-1 Year Index	5.19%	3.23%

Key Fund Statistics

Total Net Assets	$10,518,213
# of Portfolio Holdings	18
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$21,595

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Options	53.2%
Equity Funds	50.8%
Money Market Funds	0.5%
Other	(4.5%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

Lincoln Hedged Nasdaq-100 Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about Lincoln Hedged Nasdaq-100 Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$67	0.62%

How did the Fund perform last year and what affected its performance?

The Fund maintained its exposure to the Nasdaq-100 Index (the Index) throughout the year via its position in the LVIP SSGA Nasdaq-100 Index Fund and the QQQ FLEX options. In 2024, the U.S. technology stocks extended another year of the current bull market run driven by solid economic growth, improving inflation, and the Fed’s commencement of interest rate cuts. For the year, the Fund captured 62% of the Index’s positive return with 49% of its volatility and 51% of its maximum peak-to-trough drawdown, which resulted in a higher return-to-risk ratio compared to the Index.

The largest contributors to the performance of the Fund are:

  The underlying LVIP SSGA Nasdaq-100 Index Fund and the long call options which are used for providing exposure to the Index

The largest detractors from the performance of the Fund are:

  The put options which are used for providing downside protection

  The short call options that finance the put options, resulting in upside limitation

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	Invesco QQQ Trust℠, Series 1	S&P U.S. Treasury Bond 0-1 Year Index
9/17/2021	$10,000	$10,000	$10,000	$10,000
12/31/2021	$10,319	$10,636	$10,643	$9,995
12/31/2022	$8,551	$8,570	$7,123	$10,047
12/31/2023	$11,700	$10,835	$10,955	$10,555
12/31/2024	$13,468	$13,445	$13,676	$11,103

Average Annual Total Returns (%)

	1 year	Since Inception 9/17/2021
Standard Class	15.12%	9.47%
Morningstar US Market Index	24.09%	9.42%
Invesco QQQ Trust℠, Series 1	24.84%	9.99%
S&P U.S. Treasury Bond 0-1 Year Index	5.19%	3.23%

Key Fund Statistics

Total Net Assets	$10,518,213
# of Portfolio Holdings	18
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$21,595

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Options	53.2%
Equity Funds	50.8%
Money Market Funds	0.5%
Other	(4.5%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

Lincoln Hedged S&P 500 Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about Lincoln Hedged S&P 500 Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$99	0.93%

How did the Fund perform last year and what affected its performance?

The Fund maintained its exposure to the S&P 500 Index (the Index) throughout the year via its position in the LVIP SSGA S&P 500 Index Fund and the S&P 500 FLEX options. In 2024, the U.S. large cap stocks extended another year of the current bull market run driven by solid economic growth, improving inflation, and the Fed's commencement of interest rate cuts. For the year, the Fund captured 63% of the Index's positive return with 44% of its volatility and 50% of its maximum peak-to-trough drawdown, which resulted in a higher return-to-risk ratio compared to the Index.

The largest contributors to the performance of the Fund are:

  The underlying LVIP SSGA S&P 500 Index Fund and the long call options which are used for providing exposure to the Index

The largest detractors from the performance of the Fund are:

  The put options which are used for providing downside protection

  The short call options that finance the put options, resulting in upside limitation

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	S&P 500® Index	S&P U.S. Treasury Bond 0-1 Year Index
5/21/2021	$10,000	$10,000	$10,000	$10,000
12/31/2021	$10,696	$11,375	$11,556	$9,995
12/31/2022	$9,961	$9,165	$9,463	$10,047
12/31/2023	$11,617	$11,588	$11,951	$10,555
12/31/2024	$13,233	$14,380	$14,941	$11,103

Average Annual Total Returns (%)

	1 year	Since Inception 5/21/2021
Service Class	13.91%	8.05%
Morningstar US Market Index	24.09%	10.56%
S&P 500® Index	25.02%	11.74%
S&P U.S. Treasury Bond 0-1 Year Index	5.19%	2.94%

Key Fund Statistics

Total Net Assets	$19,214,204
# of Portfolio Holdings	18
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$44,855

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Options	51.5%
Equity Funds	51.4%
Money Market Funds	0.9%
Other	(3.8%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

Effective May 17, 2024, the Fund's name changed from the "Lincoln S&P 500 Buffer Fund May" to the "Lincoln Hedged S&P 500 Fund."

In addition, effective May 17, 2024, the Fund's investment strategies were updated to reflect the change of the fund from a buffered strategy to a hedged strategy, as further described in the Fund's Prospectus.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

Lincoln Hedged S&P 500 Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about Lincoln Hedged S&P 500 Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$62	0.58%

How did the Fund perform last year and what affected its performance?

The Fund maintained its exposure to the S&P 500 Index (the Index) throughout the year via its position in the LVIP SSGA S&P 500 Index Fund and the S&P 500 FLEX options. In 2024, the U.S. large cap stocks extended another year of the current bull market run driven by solid economic growth, improving inflation, and the Fed's commencement of interest rate cuts. For the year, the Fund captured 63% of the Index's positive return with 44% of its volatility and 50% of its maximum peak-to-trough drawdown, which resulted in a higher return-to-risk ratio compared to the Index.

The largest contributors to the performance of the Fund are:

  The underlying LVIP SSGA S&P 500 Index Fund and the long call options which are used for providing exposure to the Index

The largest detractors from the performance of the Fund are:

  The put options which are used for providing downside protection

  The short call options that finance the put options, resulting in upside limitation

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	S&P 500® Index	S&P U.S. Treasury Bond 0-1 Year Index
5/21/2021	$10,000	$10,000	$10,000	$10,000
12/31/2021	$10,718	$11,375	$11,556	$9,995
12/31/2022	$10,016	$9,165	$9,463	$10,047
12/31/2023	$11,721	$11,588	$11,951	$10,555
12/31/2024	$13,400	$14,380	$14,941	$11,103

Average Annual Total Returns (%)

	1 year	Since Inception 5/21/2021
Standard Class	14.32%	8.43%
Morningstar US Market Index	24.09%	10.56%
S&P 500® Index	25.02%	11.74%
S&P U.S. Treasury Bond 0-1 Year Index	5.19%	2.94%

Key Fund Statistics

Total Net Assets	$19,214,204
# of Portfolio Holdings	18
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$44,855

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Options	51.5%
Equity Funds	51.4%
Money Market Funds	0.9%
Other	(3.8%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

Effective May 17, 2024, the Fund's name changed from the "Lincoln S&P 500 Buffer Fund May" to the "Lincoln Hedged S&P 500 Fund."

In addition, effective May 17, 2024, the Fund's investment strategies were updated to reflect the change of the fund from a buffered strategy to a hedged strategy, as further described in the Fund's Prospectus.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

Lincoln Hedged S&P 500 Conservative Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about Lincoln Hedged S&P 500 Conservative Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$97	0.92%

How did the Fund perform last year and what affected its performance?

The Fund maintained its exposure to the S&P 500 Index (the Index) throughout the year via its position in the LVIP SSGA S&P 500 Index Fund and the S&P 500 FLEX options. In 2024, the U.S. large cap stocks extended another year of the current bull market run driven by solid economic growth, improving inflation, and the Fed’s commencement of interest rate cuts. For the year, the Fund captured 46% of the Index’s positive return with 30% of its volatility and 34% of its maximum peak-to-trough drawdown, which resulted in a higher return-to-risk ratio compared to the Index.

The largest contributors to the performance of the Fund are:

  The underlying LVIP SSGA S&P 500 Index Fund and the long call options which are used for providing exposure to the Index

The largest detractors from the performance of the Fund are:

  The put options which are used for providing downside protection

  The short call options that finance the put options, resulting in upside limitation

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	S&P 500® Index	S&P U.S. Treasury Bond 0-1 Year Index
5/21/2021	$10,000	$10,000	$10,000	$10,000
12/31/2021	$10,345	$11,375	$11,556	$9,995
12/31/2022	$10,028	$9,165	$9,463	$10,047
12/31/2023	$11,332	$11,588	$11,951	$10,555
12/31/2024	$12,495	$14,380	$14,941	$11,103

Average Annual Total Returns (%)

	1 year	Since Inception 5/21/2021
Service Class	10.27%	6.35%
Morningstar US Market Index	24.09%	10.56%
S&P 500® Index	25.02%	11.74%
S&P U.S. Treasury Bond 0-1 Year Index	5.19%	2.94%

Key Fund Statistics

Total Net Assets	$15,405,003
# of Portfolio Holdings	18
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$44,354

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Options	53.2%
Equity Funds	50.8%
Money Market Funds	0.4%
Other	(4.4%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

Effective May 17, 2024, the Fund's name changed from the "Lincoln S&P 500 Ultra Buffer Fund May" to the "Lincoln Hedged S&P 500 Conservative Fund."

In addition, effective May 17, 2024, the Fund's investment strategies were updated to reflect the change of the fund from a buffered strategy to a hedged strategy, as further described in the Fund's Prospectus.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

Lincoln Hedged S&P 500 Conservative Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about Lincoln Hedged S&P 500 Conservative Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$60	0.57%

How did the Fund perform last year and what affected its performance?

The Fund maintained its exposure to the S&P 500 Index (the Index) throughout the year via its position in the LVIP SSGA S&P 500 Index Fund and the S&P 500 FLEX options. In 2024, the U.S. large cap stocks extended another year of the current bull market run driven by solid economic growth, improving inflation, and the Fed’s commencement of interest rate cuts. For the year, the Fund captured 46% of the Index’s positive return with 30% of its volatility and 34% of its maximum peak-to-trough drawdown, which resulted in a higher return-to-risk ratio compared to the Index.

The largest contributors to the performance of the Fund are:

  The underlying LVIP SSGA S&P 500 Index Fund and the long call options which are used for providing exposure to the Index

The largest detractors from the performance of the Fund are:

  The put options which are used for providing downside protection

  The short call options that finance the put options, resulting in upside limitation

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	S&P 500® Index	S&P U.S. Treasury Bond 0-1 Year Index
5/21/2021	$10,000	$10,000	$10,000	$10,000
12/31/2021	$10,369	$11,375	$11,556	$9,995
12/31/2022	$10,086	$9,165	$9,463	$10,047
12/31/2023	$11,436	$11,588	$11,951	$10,555
12/31/2024	$12,655	$14,380	$14,941	$11,103

Average Annual Total Returns (%)

	1 year	Since Inception 5/21/2021
Standard Class	10.66%	6.73%
Morningstar US Market Index	24.09%	10.56%
S&P 500® Index	25.02%	11.74%
S&P U.S. Treasury Bond 0-1 Year Index	5.19%	2.94%

Key Fund Statistics

Total Net Assets	$15,405,003
# of Portfolio Holdings	18
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$44,354

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Options	53.2%
Equity Funds	50.8%
Money Market Funds	0.4%
Other	(4.4%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

Effective May 17, 2024, the Fund's name changed from the "Lincoln S&P 500 Ultra Buffer Fund May" to the "Lincoln Hedged S&P 500 Conservative Fund."

In addition, effective May 17, 2024, the Fund's investment strategies were updated to reflect the change of the fund from a buffered strategy to a hedged strategy, as further described in the Fund's Prospectus.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

Lincoln Opportunistic Hedged Equity Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about Lincoln Opportunistic Hedged Equity Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$101	0.94%

How did the Fund perform last year and what affected its performance?

The Fund maintained its exposure to the S&P 500 Index (the Index) throughout the year via its position in the LVIP SSGA S&P 500 Index Fund and the S&P 500 FLEX options. In 2024, the U.S. large cap stocks extended another year of the current bull market run driven by solid economic growth, improving inflation, and the Fed’s commencement of interest rate cuts. For the year, the Fund captured 68% of the Index’s positive return with 64% of its volatility and 68% of its maximum peak-to-trough drawdown, which resulted in a higher return-to-risk ratio compared to the Index.

The largest contributors to the performance of the Fund are:

  The underlying LVIP SSGA S&P 500 Index Fund and the long call options which are used for providing exposure to the Index

The largest detractors from the performance of the Fund are:

  The put options which are used for providing downside protection

  The short call options that finance the put options, resulting in upside limitation

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	S&P 500® Index	Lincoln Opportunistic Hedged Equity Composite
12/13/2023	$10,000	$10,000	$10,000	$10,000
12/31/2023	$10,090	$10,315	$9,999	$10,186
12/31/2024	$11,615	$12,800	$12,851	$11,900

Average Annual Total Returns (%)

	1 year	Since Inception 12/13/2023
Service Class	15.11%	15.29%
Morningstar US Market Index	24.09%	26.37%
S&P 500® Index	25.02%	26.85%
Lincoln Opportunistic Hedged Equity Composite	16.82%	17.94%

Key Fund Statistics

Total Net Assets	$6,106,189
# of Portfolio Holdings	6
Portfolio Turnover Rate	103%
Total Advisory Fees Paid	$23,114

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Options	53.3%
Equity Funds	49.4%
Money Market Funds	1.2%
Other	(3.9%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

Lincoln Opportunistic Hedged Equity Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about Lincoln Opportunistic Hedged Equity Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$64	0.59%

How did the Fund perform last year and what affected its performance?

The Fund maintained its exposure to the S&P 500 Index (the Index) throughout the year via its position in the LVIP SSGA S&P 500 Index Fund and the S&P 500 FLEX options. In 2024, the U.S. large cap stocks extended another year of the current bull market run driven by solid economic growth, improving inflation, and the Fed’s commencement of interest rate cuts. For the year, the Fund captured 68% of the Index’s positive return with 64% of its volatility and 68% of its maximum peak-to-trough drawdown, which resulted in a higher return-to-risk ratio compared to the Index.

The largest contributors to the performance of the Fund are:

  The underlying LVIP SSGA S&P 500 Index Fund and the long call options which are used for providing exposure to the Index

The largest detractors from the performance of the Fund are:

  The put options which are used for providing downside protection

  The short call options that finance the put options, resulting in upside limitation

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	S&P 500® Index	Lincoln Opportunistic Hedged Equity Composite
12/13/2023	$10,000	$10,000	$10,000	$10,000
12/31/2023	$10,092	$10,315	$9,999	$10,186
12/31/2024	$11,657	$12,800	$12,851	$11,900

Average Annual Total Returns (%)

	1 year	Since Inception 12/13/2023
Standard Class	15.51%	15.69%
Morningstar US Market Index	24.09%	26.37%
S&P 500® Index	25.02%	26.85%
Lincoln Opportunistic Hedged Equity Composite	16.82%	17.94%

Key Fund Statistics

Total Net Assets	$6,106,189
# of Portfolio Holdings	6
Portfolio Turnover Rate	103%
Total Advisory Fees Paid	$23,114

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Options	53.3%
Equity Funds	49.4%
Money Market Funds	1.2%
Other	(3.9%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Global Aggressive Growth Allocation Managed Risk Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Global Aggressive Growth Allocation Managed Risk Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$61	0.58%

How did the Fund perform last year and what affected its performance?

The LVIP Global Aggressive Growth Allocation Managed Risk Fund operates in a fund of funds structure and is designed to give broad exposure to domestic equities and fixed income securities by investing in a combination of actively managed, passive index and multi-factor funds.

  During 2024, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund modestly underperformed its composite benchmark for the year.

  Equity allocations to actively managed large and mid-cap growth funds generally contributed positively to performance. Conversely, equity allocations to actively managed large and mid-cap value-oriented funds generally detracted from returns.

  Within fixed income, allocations to actively managed core bond funds contributed to returns as they outperformed the fixed income index component of the Fund’s composite benchmark.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a neutral impact on relative performance in 2024.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	Russell 1000® Index	Global Aggressive Growth Blended Composite
11/1/2018	$10,000	$10,000	$10,000	$10,000
12/31/2018	$9,677	$9,265	$9,274	$9,554
12/31/2019	$11,340	$12,158	$12,189	$11,806
12/31/2020	$12,039	$14,700	$14,744	$13,691
12/31/2021	$13,779	$18,490	$18,644	$15,692
12/31/2022	$11,059	$14,897	$15,078	$13,093
12/31/2023	$12,585	$18,835	$19,078	$15,454
12/31/2024	$14,067	$23,373	$23,755	$17,387

Average Annual Total Returns (%)

	1 year	5 years	Since Inception 11/1/2018
Service Class	11.77%	4.40%	5.69%
Morningstar US Market Index	24.09%	13.96%	14.76%
Russell 1000® Index	24.51%	14.28%	15.06%
Global Aggressive Growth Blended Composite	12.50%	8.05%	9.38%

Key Fund Statistics

Total Net Assets	$314,810,756
# of Portfolio Holdings	37
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$713,806

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	50.8%
International Equity Funds	27.7%
Fixed Income Funds	18.0%
Money Market Funds	2.8%
Global Equity Funds	0.6%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Global Aggressive Growth Allocation Managed Risk Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Global Aggressive Growth Allocation Managed Risk Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$35	0.33%

How did the Fund perform last year and what affected its performance?

The LVIP Global Aggressive Growth Allocation Managed Risk Fund operates in a fund of funds structure and is designed to give broad exposure to domestic equities and fixed income securities by investing in a combination of actively managed, passive index and multi-factor funds.

  During 2024, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund modestly underperformed its composite benchmark for the year.

  Equity allocations to actively managed large and mid-cap growth funds generally contributed positively to performance. Conversely, equity allocations to actively managed large and mid-cap value-oriented funds generally detracted from returns.

  Within fixed income, allocations to actively managed core bond funds contributed to returns as they outperformed the fixed income index component of the Fund’s composite benchmark.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a neutral impact on relative performance in 2024.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	Russell 1000® Index	Global Aggressive Growth Blended Composite
11/1/2018	$10,000	$10,000	$10,000	$10,000
12/31/2018	$9,682	$9,265	$9,274	$9,554
12/31/2019	$11,372	$12,158	$12,189	$11,806
12/31/2020	$12,104	$14,700	$14,744	$13,691
12/31/2021	$13,887	$18,490	$18,644	$15,692
12/31/2022	$11,174	$14,897	$15,078	$13,093
12/31/2023	$12,748	$18,835	$19,078	$15,454
12/31/2024	$14,284	$23,373	$23,755	$17,387

Average Annual Total Returns (%)

	1 year	5 years	Since Inception 11/1/2018
Standard Class	12.05%	4.66%	5.95%
Morningstar US Market Index	24.09%	13.96%	14.76%
Russell 1000® Index	24.51%	14.28%	15.06%
Global Aggressive Growth Blended Composite	12.50%	8.05%	9.38%

Key Fund Statistics

Total Net Assets	$314,810,756
# of Portfolio Holdings	37
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$713,806

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	50.8%
International Equity Funds	27.7%
Fixed Income Funds	18.0%
Money Market Funds	2.8%
Global Equity Funds	0.6%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP U.S. Aggressive Growth Allocation Managed Risk Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$61	0.57%

How did the Fund perform last year and what affected its performance?

The LVIP U.S. Aggressive Growth Allocation Managed Risk Fund operates in a fund of funds structure and is designed to give broad exposure to domestic equities and fixed income securities by investing in a combination of actively managed, passive index and multi-factor funds.

  During 2024, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund underperformed its composite benchmark for the year.

  Equity allocations to actively managed large and mid-cap growth funds generally contributed positively to performance. Conversely, equity allocations to actively managed large and mid-cap value-oriented funds generally detracted from returns.

  Within fixed income, allocations to actively managed core bond funds contributed to returns as they outperformed the fixed income index component of the Fund’s composite benchmark.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a neutral impact on relative performance in 2024.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	Russell 1000® Index	U.S. Aggressive Allocation Blended Composite
11/1/2018	$10,000	$10,000	$10,000	$10,000
12/31/2018	$9,635	$9,265	$9,274	$9,448
12/31/2019	$11,376	$12,158	$12,189	$11,917
12/31/2020	$12,316	$14,700	$14,744	$14,187
12/31/2021	$14,518	$18,490	$18,644	$16,885
12/31/2022	$11,359	$14,897	$15,078	$13,912
12/31/2023	$13,122	$18,835	$19,078	$16,681
12/31/2024	$15,064	$23,373	$23,755	$19,545

Average Annual Total Returns (%)

	1 year	5 years	Since Inception 11/1/2018
Service Class	14.80%	5.78%	6.87%
Morningstar US Market Index	24.09%	13.96%	14.76%
Russell 1000® Index	24.51%	14.28%	15.06%
U.S. Aggressive Allocation Blended Composite	17.17%	10.40%	11.48%

Key Fund Statistics

Total Net Assets	$224,890,421
# of Portfolio Holdings	21
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$504,070

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	78.4%
Fixed Income Funds	18.1%
Money Market Funds	2.9%
Global Equity Funds	0.5%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP U.S. Aggressive Growth Allocation Managed Risk Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$34	0.32%

How did the Fund perform last year and what affected its performance?

The LVIP U.S. Aggressive Growth Allocation Managed Risk Fund operates in a fund of funds structure and is designed to give broad exposure to domestic equities and fixed income securities by investing in a combination of actively managed, passive index and multi-factor funds.

  During 2024, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund underperformed its composite benchmark for the year.

  Equity allocations to actively managed large and mid-cap growth funds generally contributed positively to performance. Conversely, equity allocations to actively managed large and mid-cap value-oriented funds generally detracted from returns.

  Within fixed income, allocations to actively managed core bond funds contributed to returns as they outperformed the fixed income index component of the Fund’s composite benchmark.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a neutral impact on relative performance in 2024.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	Russell 1000® Index	U.S. Aggressive Allocation Blended Composite
11/1/2018	$10,000	$10,000	$10,000	$10,000
12/31/2018	$9,639	$9,265	$9,274	$9,448
12/31/2019	$11,407	$12,158	$12,189	$11,917
12/31/2020	$12,380	$14,700	$14,744	$14,187
12/31/2021	$14,632	$18,490	$18,644	$16,885
12/31/2022	$11,476	$14,897	$15,078	$13,912
12/31/2023	$13,290	$18,835	$19,078	$16,681
12/31/2024	$15,295	$23,373	$23,755	$19,545

Average Annual Total Returns (%)

	1 year	5 years	Since Inception 11/1/2018
Standard Class	15.09%	6.04%	7.13%
Morningstar US Market Index	24.09%	13.96%	14.76%
Russell 1000® Index	24.51%	14.28%	15.06%
U.S. Aggressive Allocation Blended Composite	17.17%	10.40%	11.48%

Key Fund Statistics

Total Net Assets	$224,890,421
# of Portfolio Holdings	21
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$504,070

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	78.4%
Fixed Income Funds	18.1%
Money Market Funds	2.9%
Global Equity Funds	0.5%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP AllianceBernstein Large Cap Growth Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP AllianceBernstein Large Cap Growth Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$100	0.89%

How did the Fund perform last year and what affected its performance?

The Fund delivered strong positive absolute returns but underperformed its benchmark index during 2024. Both stock and sector selection weighed on overall relative returns during the period. Stock selection within consumer discretionary and an overweight to healthcare detracted the most. In contrast, selection within healthcare and communication services contributed.

Real rates have normalized after more than a decade of quantitative easing and equities continue to power forward, a simple reminder that holding allocations to the best, most profitable growth companies, and sticking with them through turbulence, remains a time-tested playbook for investors. The Fund follows a bottom-up process and does not forecast the macro environment or what the Fed will do next. Instead the Fund is constructed to try and insulate against all possible scenarios. To guard against higher-for-longer interest rates, the Fund seeks to avoid excessive valuation risk as momentum drives many pockets of the market higher.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	Russell 1000® Growth Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$11,045	$10,069	$9,999
12/31/2016	$11,171	$11,321	$11,314
12/31/2017	$14,898	$13,753	$14,733
12/31/2018	$14,695	$13,058	$14,510
12/31/2019	$19,211	$17,135	$19,790
12/31/2020	$26,151	$20,717	$27,408
12/31/2021	$31,427	$26,058	$34,971
12/31/2022	$18,584	$20,995	$24,782
12/31/2023	$27,124	$26,545	$35,358
12/31/2024	$34,072	$32,941	$47,152

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	25.62%	12.14%	13.04%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 1000® Growth Index	33.36%	18.96%	16.78%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$1,632,557,588
# of Portfolio Holdings	73
Portfolio Turnover Rate	81%
Total Advisory Fees Paid	$9,412,209

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	98.5%
Convertible Preferred Stocks	1.0%
Money Market Fund	0.7%
Other	(0.2%)

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	18.2%
Software	12.7%
Interactive Media & Services	12.5%
Broadline Retail	9.0%
Financial Services	4.5%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

Effective April 5, 2024, the Fund's name changed from the "LVIP T. Rowe Price Growth Stock Fund" to the "LVIP AllianceBernstein Large Cap Growth Fund."

Also effective April 5, 2024, Alliance Bernstein L.P. was added as an investment sub-adviser to the Fund.

In addition, effective April 5, 2024 the Fund's investment strategies were updated to reflect strategy changes in connection with the addition of AllianceBernstein L.P. as a sub-adviser to the Fund, including the policy to invest at least 80% of the Fund's net assets in common stocks of large capitalization stocks and that the Fund is non-diversified for purposes of the Investment Company Act of 1940.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP AllianceBernstein Large Cap Growth Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP AllianceBernstein Large Cap Growth Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$72	0.64%

How did the Fund perform last year and what affected its performance?

The Fund delivered strong positive absolute returns but underperformed its benchmark index during 2024. Both stock and sector selection weighed on overall relative returns during the period. Stock selection within consumer discretionary and an overweight to healthcare detracted the most. In contrast, selection within healthcare and communication services contributed.

Real rates have normalized after more than a decade of quantitative easing and equities continue to power forward, a simple reminder that holding allocations to the best, most profitable growth companies, and sticking with them through turbulence, remains a time-tested playbook for investors. The Fund follows a bottom-up process and does not forecast the macro environment or what the Fed will do next. Instead the Fund is constructed to try and insulate against all possible scenarios. To guard against higher-for-longer interest rates, the Fund seeks to avoid excessive valuation risk as momentum drives many pockets of the market higher.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	Russell 1000® Growth Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$11,073	$10,069	$9,999
12/31/2016	$11,227	$11,321	$11,314
12/31/2017	$15,010	$13,753	$14,733
12/31/2018	$14,842	$13,058	$14,510
12/31/2019	$19,452	$17,135	$19,790
12/31/2020	$26,545	$20,717	$27,408
12/31/2021	$31,980	$26,058	$34,971
12/31/2022	$18,958	$20,995	$24,782
12/31/2023	$27,739	$26,545	$35,358
12/31/2024	$34,932	$32,941	$47,152

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	25.93%	12.42%	13.32%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 1000® Growth Index	33.36%	18.96%	16.78%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$1,632,557,588
# of Portfolio Holdings	73
Portfolio Turnover Rate	81%
Total Advisory Fees Paid	$9,412,209

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	98.5%
Convertible Preferred Stocks	1.0%
Money Market Fund	0.7%
Other	(0.2%)

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	18.2%
Software	12.7%
Interactive Media & Services	12.5%
Broadline Retail	9.0%
Financial Services	4.5%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

Effective April 5, 2024, the Fund's name changed from the "LVIP T. Rowe Price Growth Stock Fund" to the "LVIP AllianceBernstein Large Cap Growth Fund."

Also effective April 5, 2024, Alliance Bernstein L.P. was added as an investment sub-adviser to the Fund.

In addition, effective April 5, 2024 the Fund's investment strategies were updated to reflect strategy changes in connection with the addition of AllianceBernstein L.P. as a sub-adviser to the Fund, including the policy to invest at least 80% of the Fund's net assets in common stocks of large capitalization stocks and that the Fund is non-diversified for purposes of the Investment Company Act of 1940.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Balanced Allocation Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP American Balanced Allocation Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$65	0.62%

How did the Fund perform last year and what affected its performance?

The LVIP American Balanced Allocation Fund operates in a fund of funds structure and is designed to give broad exposure to global equities and fixed income securities by investing in a diversified portfolio of American Funds.

  During 2024, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund outperformed its composite benchmark for the year.

  Equity allocations to domestic growth-oriented funds contributed positively to performance. Conversely, equity allocations to domestic and global value-oriented funds generally detracted as they underperformed their respective equity indexes within the Fund’s composite benchmark for the year.

  Within fixed income, positive security selection within investment grade credit contributed to returns.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Balanced Allocation Composite
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,897	$10,062	$10,055	$10,075
12/31/2016	$10,474	$10,318	$10,321	$10,663
12/31/2017	$11,983	$10,668	$10,687	$12,255
12/31/2018	$11,456	$10,682	$10,688	$11,706
12/31/2019	$13,429	$11,606	$11,620	$14,057
12/31/2020	$15,574	$12,476	$12,492	$15,901
12/31/2021	$17,169	$12,275	$12,299	$17,850
12/31/2022	$14,607	$10,680	$10,699	$15,171
12/31/2023	$16,546	$11,248	$11,291	$17,598
12/31/2024	$18,323	$11,401	$11,432	$19,455

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	10.74%	6.41%	6.24%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Balanced Allocation Composite	10.55%	6.71%	6.88%

Key Fund Statistics

Total Net Assets	$816,976,991
# of Portfolio Holdings	11
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$1,734,771

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	40.2%
Fixed Income Funds	36.2%
Asset Allocation Funds	11.0%
International Equity Funds	9.7%
Global Equity Funds	2.9%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Balanced Allocation Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP American Balanced Allocation Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$29	0.27%

How did the Fund perform last year and what affected its performance?

The LVIP American Balanced Allocation Fund operates in a fund of funds structure and is designed to give broad exposure to global equities and fixed income securities by investing in a diversified portfolio of American Funds.

  During 2024, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund outperformed its composite benchmark for the year.

  Equity allocations to domestic growth-oriented funds contributed positively to performance. Conversely, equity allocations to domestic and global value-oriented funds generally detracted as they underperformed their respective equity indexes within the Fund’s composite benchmark for the year.

  Within fixed income, positive security selection within investment grade credit contributed to returns.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Balanced Allocation Composite
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,932	$10,062	$10,055	$10,075
12/31/2016	$10,548	$10,318	$10,321	$10,663
12/31/2017	$12,109	$10,668	$10,687	$12,255
12/31/2018	$11,618	$10,682	$10,688	$11,706
12/31/2019	$13,666	$11,606	$11,620	$14,057
12/31/2020	$15,905	$12,476	$12,492	$15,901
12/31/2021	$17,596	$12,275	$12,299	$17,850
12/31/2022	$15,022	$10,680	$10,699	$15,171
12/31/2023	$17,077	$11,248	$11,291	$17,598
12/31/2024	$18,976	$11,401	$11,432	$19,455

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	11.12%	6.79%	6.62%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Balanced Allocation Composite	10.55%	6.71%	6.88%

Key Fund Statistics

Total Net Assets	$816,976,991
# of Portfolio Holdings	11
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$1,734,771

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	40.2%
Fixed Income Funds	36.2%
Asset Allocation Funds	11.0%
International Equity Funds	9.7%
Global Equity Funds	2.9%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Income Allocation Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP American Income Allocation Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$68	0.65%

How did the Fund perform last year and what affected its performance?

The LVIP American Income Allocation Fund operates in a fund of funds structure and is designed to give broad exposure to global equities and fixed income securities by investing in a diversified portfolio of American Funds.

  During 2024, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund performed in-line with its composite benchmark for the year.

  Equity allocations to domestic growth-oriented funds contributed positively to performance. Conversely, equity allocations to domestic and global value-oriented funds generally detracted as they underperformed their respective equity indexes within the Fund’s composite benchmark for the year.

  Within fixed income, positive security selection within investment grade credit contributed to returns.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Income Allocation Composite
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,896	$10,062	$10,055	$10,083
12/31/2016	$10,416	$10,318	$10,321	$10,616
12/31/2017	$11,445	$10,668	$10,687	$11,773
12/31/2018	$11,112	$10,682	$10,688	$11,488
12/31/2019	$12,657	$11,606	$11,620	$13,402
12/31/2020	$14,400	$12,476	$12,492	$15,029
12/31/2021	$15,410	$12,275	$12,299	$16,273
12/31/2022	$13,299	$10,680	$10,699	$13,919
12/31/2023	$14,682	$11,248	$11,291	$15,700
12/31/2024	$15,870	$11,401	$11,432	$17,010

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	8.09%	4.63%	4.73%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Income Allocation Composite	8.35%	4.88%	5.46%

Key Fund Statistics

Total Net Assets	$172,751,567
# of Portfolio Holdings	11
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$368,510

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	56.2%
Equity Funds	29.2%
Asset Allocation Funds	11.0%
International Equity Funds	2.4%
Global Equity Funds	1.2%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Income Allocation Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP American Income Allocation Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$31	0.30%

How did the Fund perform last year and what affected its performance?

The LVIP American Income Allocation Fund operates in a fund of funds structure and is designed to give broad exposure to global equities and fixed income securities by investing in a diversified portfolio of American Funds.

  During 2024, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund performed in-line with its composite benchmark for the year.

  Equity allocations to domestic growth-oriented funds contributed positively to performance. Conversely, equity allocations to domestic and global value-oriented funds generally detracted as they underperformed their respective equity indexes within the Fund’s composite benchmark for the year.

  Within fixed income, positive security selection within investment grade credit contributed to returns.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Income Allocation Composite
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,931	$10,062	$10,055	$10,083
12/31/2016	$10,488	$10,318	$10,321	$10,616
12/31/2017	$11,565	$10,668	$10,687	$11,773
12/31/2018	$11,269	$10,682	$10,688	$11,488
12/31/2019	$12,880	$11,606	$11,620	$13,402
12/31/2020	$14,705	$12,476	$12,492	$15,029
12/31/2021	$15,792	$12,275	$12,299	$16,273
12/31/2022	$13,677	$10,680	$10,699	$13,919
12/31/2023	$15,150	$11,248	$11,291	$15,700
12/31/2024	$16,435	$11,401	$11,432	$17,010

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	8.48%	5.00%	5.09%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Income Allocation Composite	8.35%	4.88%	5.46%

Key Fund Statistics

Total Net Assets	$172,751,567
# of Portfolio Holdings	11
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$368,510

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	56.2%
Equity Funds	29.2%
Asset Allocation Funds	11.0%
International Equity Funds	2.4%
Global Equity Funds	1.2%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Growth Allocation Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP American Growth Allocation Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$66	0.62%

How did the Fund perform last year and what affected its performance?

The LVIP American Growth Allocation Fund operates in a fund of funds structure and is designed to give broad exposure to global equities and fixed income securities by investing in a diversified portfolio of American Funds.

  During 2024, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund outperformed its composite benchmark for the year.

  Equity allocations to domestic growth-oriented funds contributed positively to performance. Conversely, equity allocations to domestic and global value-oriented funds generally detracted as they underperformed their respective equity indexes within the Fund’s composite benchmark for the year.

  Within fixed income, positive security selection within investment grade credit contributed to returns.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	S&P 500® Index	Growth Allocation Composite
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,877	$10,069	$10,138	$10,065
12/31/2016	$10,477	$11,321	$11,351	$10,657
12/31/2017	$12,274	$13,753	$13,829	$12,474
12/31/2018	$11,619	$13,058	$13,223	$11,759
12/31/2019	$13,850	$17,135	$17,386	$14,304
12/31/2020	$16,175	$20,717	$20,585	$16,193
12/31/2021	$17,875	$26,058	$26,494	$18,450
12/31/2022	$15,022	$20,995	$21,696	$15,640
12/31/2023	$17,209	$26,545	$27,399	$18,371
12/31/2024	$19,207	$32,941	$34,254	$20,437

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	11.61%	6.76%	6.74%
Morningstar US Market Index	24.09%	13.96%	12.66%
S&P 500® Index	25.02%	14.53%	13.10%
Growth Allocation Composite	11.25%	7.40%	7.41%

Key Fund Statistics

Total Net Assets	$825,577,044
# of Portfolio Holdings	10
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$1,773,960

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	45.8%
Fixed Income Funds	27.3%
International Equity Funds	17.5%
Asset Allocation Funds	6.0%
Global Equity Funds	3.4%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Growth Allocation Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP American Growth Allocation Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$29	0.27%

How did the Fund perform last year and what affected its performance?

The LVIP American Growth Allocation Fund operates in a fund of funds structure and is designed to give broad exposure to global equities and fixed income securities by investing in a diversified portfolio of American Funds.

  During 2024, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund outperformed its composite benchmark for the year.

  Equity allocations to domestic growth-oriented funds contributed positively to performance. Conversely, equity allocations to domestic and global value-oriented funds generally detracted as they underperformed their respective equity indexes within the Fund’s composite benchmark for the year.

  Within fixed income, positive security selection within investment grade credit contributed to returns.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	S&P 500® Index	Growth Allocation Composite
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,911	$10,069	$10,138	$10,065
12/31/2016	$10,551	$11,321	$11,351	$10,657
12/31/2017	$12,403	$13,753	$13,829	$12,474
12/31/2018	$11,783	$13,058	$13,223	$11,759
12/31/2019	$14,094	$17,135	$17,386	$14,304
12/31/2020	$16,519	$20,717	$20,585	$16,193
12/31/2021	$18,317	$26,058	$26,494	$18,450
12/31/2022	$15,449	$20,995	$21,696	$15,640
12/31/2023	$17,760	$26,545	$27,399	$18,371
12/31/2024	$19,893	$32,941	$34,254	$20,437

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	12.01%	7.14%	7.12%
Morningstar US Market Index	24.09%	13.96%	12.66%
S&P 500® Index	25.02%	14.53%	13.10%
Growth Allocation Composite	11.25%	7.40%	7.41%

Key Fund Statistics

Total Net Assets	$825,577,044
# of Portfolio Holdings	10
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$1,773,960

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	45.8%
Fixed Income Funds	27.3%
International Equity Funds	17.5%
Asset Allocation Funds	6.0%
Global Equity Funds	3.4%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Balanced Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP American Century Balanced Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$108	1.02%

How did the Fund perform last year and what affected its performance?

Because the majority of the Fund's risk and return are a result of its equity allocation, this report focuses on the equity portfolio. The Fund's equity portion underperformed in a period when market gains were concentrated in a handful of mega-cap companies.

  Stock selection in the textiles, apparel and luxury goods industry was the leading contributor to relative performance.

  Positioning among stocks in the computers and peripherals, media and specialized REITs industries also contributed.

  Stock selection within the information technology sector was the leading detractor.

  Positioning among companies in the software and electronic equipment and instruments industries hurt relative returns.

  Negative stock selection made energy, consumer staples and health care other notable sector detractors.

  The fixed-income allocation produced modest gains, reflecting the slight overall decline in bond yields during the period.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	S&P 500® Index
5/2/2016	$10,000	$10,000	$9,999
12/31/2016	$10,467	$10,977	$10,919
12/31/2017	$11,893	$13,334	$13,303
12/31/2018	$11,425	$12,660	$12,720
12/31/2019	$13,640	$16,613	$16,725
12/31/2020	$15,314	$20,085	$19,802
12/31/2021	$17,684	$25,264	$25,486
12/31/2022	$14,594	$20,355	$20,870
12/31/2023	$16,947	$25,736	$26,356
12/31/2024	$18,945	$31,937	$32,951

Average Annual Total Returns (%)

	1 year	5 years	Since Inception 5/2/2016
Service Class	11.79%	6.79%	7.65%
Morningstar US Market Index	24.09%	13.96%	14.34%
S&P 500® Index	25.02%	14.53%	14.75%

Key Fund Statistics

Total Net Assets	$381,251,150
# of Portfolio Holdings	604
Portfolio Turnover Rate	75%
Total Advisory Fees Paid	$2,574,686

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	62.3%
Agency Mortgage-Backed Securities	13.2%
Corporate Bonds	9.5%
U.S. Treasury Obligations	5.9%
Non-Agency Collateralized Mortgage Obligations	3.3%
Non-Agency Asset-Backed Securities	2.9%
Money Market Fund	1.7%
Non-Agency Commercial Mortgage-Backed Securities	1.1%
Exchange-Traded Funds	0.9%
Agency Obligations	0.5%
Other	(1.3%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Balanced Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP American Century Balanced Fund for the period of April 29, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for April 29, 2024 (commencement of operations) through December 31, 2024?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$47Footnote Reference*	0.67%Footnote Reference^
Footnote	Description
Footnote*	Expenses would be higher if the Fund had been in operation for the entire year.
Footnote^	Annualized.

How did the Fund perform last year and what affected its performance?

Because the majority of the Fund's risk and return are a result of its equity allocation, this report focuses on the equity portfolio. The Fund's equity portion underperformed in a period when market gains were concentrated in a handful of mega-cap companies.

  Stock selection in the textiles, apparel and luxury goods industry was the leading contributor to relative performance.

  Positioning among stocks in the computers and peripherals, media and specialized REITs industries also contributed.

  Stock selection within the information technology sector was the leading detractor.

  Positioning among companies in the software and electronic equipment and instruments industries hurt relative returns.

  Negative stock selection made energy, consumer staples and health care other notable sector detractors.

  The fixed-income allocation produced modest gains, reflecting the slight overall decline in bond yields during the period.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	S&P 500® Index
4/29/2024	$10,000	$10,000	$9,999
12/31/2024	$10,888	$11,611	$11,642

Average Annual Total Returns (%)

Since Inception 4/29/2024
Standard Class	8.88%
Morningstar US Market Index	16.11%
S&P 500® Index	16.42%

Key Fund Statistics

Total Net Assets	$381,251,150
# of Portfolio Holdings	604
Portfolio Turnover Rate	75%
Total Advisory Fees Paid	$2,574,686

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	62.3%
Agency Mortgage-Backed Securities	13.2%
Corporate Bonds	9.5%
U.S. Treasury Obligations	5.9%
Non-Agency Collateralized Mortgage Obligations	3.3%
Non-Agency Asset-Backed Securities	2.9%
Money Market Fund	1.7%
Non-Agency Commercial Mortgage-Backed Securities	1.1%
Exchange-Traded Funds	0.9%
Agency Obligations	0.5%
Other	(1.3%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Balanced Fund

Standard Class II

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP American Century Balanced Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$82	0.77%

How did the Fund perform last year and what affected its performance?

Because the majority of the Fund's risk and return are a result of its equity allocation, this report focuses on the equity portfolio. The Fund's equity portion underperformed in a period when market gains were concentrated in a handful of mega-cap companies.

  Stock selection in the textiles, apparel and luxury goods industry was the leading contributor to relative performance.

  Positioning among stocks in the computers and peripherals, media and specialized REITs industries also contributed.

  Stock selection within the information technology sector was the leading detractor.

  Positioning among companies in the software and electronic equipment and instruments industries hurt relative returns.

  Negative stock selection made energy, consumer staples and health care other notable sector detractors.

  The fixed-income allocation produced modest gains, reflecting the slight overall decline in bond yields during the period.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class II	Morningstar US Market Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,743	$10,069	$10,138
12/31/2016	$10,424	$11,321	$11,351
12/31/2017	$11,874	$13,753	$13,829
12/31/2018	$11,419	$13,058	$13,223
12/31/2019	$13,686	$17,135	$17,386
12/31/2020	$15,401	$20,717	$20,585
12/31/2021	$17,829	$26,058	$26,494
12/31/2022	$14,751	$20,995	$21,696
12/31/2023	$17,171	$26,545	$27,399
12/31/2024	$19,243	$32,941	$34,254

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class II	12.06%	7.05%	6.76%
Morningstar US Market Index	24.09%	13.96%	12.66%
S&P 500® Index	25.02%	14.53%	13.10%

Key Fund Statistics

Total Net Assets	$381,251,150
# of Portfolio Holdings	604
Portfolio Turnover Rate	75%
Total Advisory Fees Paid	$2,574,686

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	62.3%
Agency Mortgage-Backed Securities	13.2%
Corporate Bonds	9.5%
U.S. Treasury Obligations	5.9%
Non-Agency Collateralized Mortgage Obligations	3.3%
Non-Agency Asset-Backed Securities	2.9%
Money Market Fund	1.7%
Non-Agency Commercial Mortgage-Backed Securities	1.1%
Exchange-Traded Funds	0.9%
Agency Obligations	0.5%
Other	(1.3%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Capital Appreciation Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP American Century Capital Appreciation Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$106	0.94%

How did the Fund perform last year and what affected its performance?

U.S. stocks posted gains in the period amid steady economic growth and expectations for interest rate cuts by the U.S. Federal Reserve. Against this backdrop, growth stocks outperformed value stocks. Mid-cap stocks lagged large caps but outperformed small caps. The Fund's performance reflected the strong performance of U.S. growth-oriented stocks.

  The health care sector was the leading contributor to relative performance. Positions in biotechnology companies benefited results.

  Industrials also contributed, with the ground transportation and electrical equipment industries helping relative performance.

  The information technology and communication services sectors were also contributors of note.

  The financials sector was the primary detractor as financial services and banks lagged.

  Other detractors included the consumer discretionary, real estate and energy sectors.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	Russell Midcap® Growth Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,173	$10,069	$9,980
12/31/2016	$10,487	$11,321	$10,711
12/31/2017	$12,759	$13,753	$13,418
12/31/2018	$12,075	$13,058	$12,780
12/31/2019	$16,339	$17,135	$17,314
12/31/2020	$23,249	$20,717	$23,475
12/31/2021	$25,817	$26,058	$26,463
12/31/2022	$18,525	$20,995	$19,392
12/31/2023	$22,331	$26,545	$24,408
12/31/2024	$27,866	$32,941	$29,803

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	24.79%	11.27%	10.79%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell Midcap® Growth Index	22.10%	11.47%	11.54%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$492,112,939
# of Portfolio Holdings	90
Portfolio Turnover Rate	74%
Total Advisory Fees Paid	$2,702,180

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	99.1%
Money Market Fund	1.1%
Other	(0.2%)

Top 5 Industries (Equity)

Software	19.4%
Capital Markets	9.3%
Hotels, Restaurants & Leisure	6.7%
Life Sciences Tools & Services	4.6%
Health Care Equipment & Supplies	4.6%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Capital Appreciation Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP American Century Capital Appreciation Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$64	0.57%

How did the Fund perform last year and what affected its performance?

U.S. stocks posted gains in the period amid steady economic growth and expectations for interest rate cuts by the U.S. Federal Reserve. Against this backdrop, growth stocks outperformed value stocks. Mid-cap stocks lagged large caps but outperformed small caps. The Fund's performance reflected the strong performance of U.S. growth-oriented stocks.

  The health care sector was the leading contributor to relative performance. Positions in biotechnology companies benefited results.

  Industrials also contributed, with the ground transportation and electrical equipment industries helping relative performance.

  The information technology and communication services sectors were also contributors of note.

  The financials sector was the primary detractor as financial services and banks lagged.

  Other detractors included the consumer discretionary, real estate and energy sectors.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	Russell Midcap® Growth Index
9/22/2017	$10,000	$10,000	$9,999
12/31/2017	$10,678	$10,734	$10,775
12/31/2018	$10,152	$10,192	$10,263
12/31/2019	$13,809	$13,374	$13,904
12/31/2020	$19,746	$16,169	$18,852
12/31/2021	$22,032	$20,338	$21,251
12/31/2022	$15,881	$16,387	$15,573
12/31/2023	$19,237	$20,718	$19,601
12/31/2024	$24,118	$25,710	$23,933

Average Annual Total Returns (%)

	1 year	5 years	Since Inception 9/22/2017
Standard Class	25.37%	11.80%	12.87%
Morningstar US Market Index	24.09%	13.96%	13.86%
Russell Midcap® Growth Index	22.10%	11.47%	12.75%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$492,112,939
# of Portfolio Holdings	90
Portfolio Turnover Rate	74%
Total Advisory Fees Paid	$2,702,180

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	99.1%
Money Market Fund	1.1%
Other	(0.2%)

Top 5 Industries (Equity)

Software	19.4%
Capital Markets	9.3%
Hotels, Restaurants & Leisure	6.7%
Life Sciences Tools & Services	4.6%
Health Care Equipment & Supplies	4.6%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Capital Appreciation Fund

Standard Class II

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP American Century Capital Appreciation Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$89	0.79%

How did the Fund perform last year and what affected its performance?

U.S. stocks posted gains in the period amid steady economic growth and expectations for interest rate cuts by the U.S. Federal Reserve. Against this backdrop, growth stocks outperformed value stocks. Mid-cap stocks lagged large caps but outperformed small caps. The Fund's performance reflected the strong performance of U.S. growth-oriented stocks.

  The health care sector was the leading contributor to relative performance. Positions in biotechnology companies benefited results.

  Industrials also contributed, with the ground transportation and electrical equipment industries helping relative performance.

  The information technology and communication services sectors were also contributors of note.

  The financials sector was the primary detractor as financial services and banks lagged.

  Other detractors included the consumer discretionary, real estate and energy sectors.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class II	Morningstar US Market Index	Russell Midcap® Growth Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,193	$10,069	$9,980
12/31/2016	$10,522	$11,321	$10,711
12/31/2017	$12,815	$13,753	$13,418
12/31/2018	$12,149	$13,058	$12,708
12/31/2019	$16,470	$17,135	$17,314
12/31/2020	$23,463	$20,717	$23,475
12/31/2021	$26,080	$26,058	$26,463
12/31/2022	$18,749	$20,995	$19,392
12/31/2023	$22,628	$26,545	$24,408
12/31/2024	$28,281	$32,941	$29,803

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class II	24.98%	11.42%	10.96%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell Midcap® Growth Index	22.10%	11.47%	11.54%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$492,112,939
# of Portfolio Holdings	90
Portfolio Turnover Rate	74%
Total Advisory Fees Paid	$2,702,180

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	99.1%
Money Market Fund	1.1%
Other	(0.2%)

Top 5 Industries (Equity)

Software	19.4%
Capital Markets	9.3%
Hotels, Restaurants & Leisure	6.7%
Life Sciences Tools & Services	4.6%
Health Care Equipment & Supplies	4.6%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Disciplined Core Value Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP American Century Disciplined Core Value Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$102	0.96%

How did the Fund perform last year and what affected its performance?

Large-cap core and value stocks posted positive performance during the period amid steady economic growth and anticipation of interest rate cuts by the U.S. Federal Reserve, which arrived late in 2024.

  The underperformance of the Fund was due largely to positioning in the energy, communication services and financials sectors.

  The energy sector was the primary detractor, reflecting stock selection in the oil, gas and consumable fuels industry.

  Media and capital markets industries detracted the most in the communication services and financials sectors, respectively.

  Stock selections in the information technology and health care sectors contributed most positively to performance.

  Within information technology, stock selection among semiconductors and semiconductor equipment stocks contributed the most.

  Stock selection in the health care sector also benefited relative performance results.

  Within the health care sector, providers and services and biotechnology were the main source of positive relative performance.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	Russell 1000® Value Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,405	$10,069	$9,617
12/31/2016	$10,646	$11,321	$11,285
12/31/2017	$12,807	$13,753	$12,827
12/31/2018	$11,886	$13,058	$11,767
12/31/2019	$14,709	$17,135	$14,890
12/31/2020	$16,393	$20,717	$15,306
12/31/2021	$20,219	$26,058	$19,157
12/31/2022	$17,624	$20,995	$17,713
12/31/2023	$19,076	$26,545	$19,743
12/31/2024	$21,526	$32,941	$22,580

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	12.84%	7.91%	7.97%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 1000® Value Index	14.37%	8.68%	8.49%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$327,049,112
# of Portfolio Holdings	201
Portfolio Turnover Rate	83%
Total Advisory Fees Paid	$2,020,246

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	99.3%
Money Market Fund	0.7%
Other	0.0%

Top 5 Industries (Equity)

Banks	6.8%
Pharmaceuticals	6.0%
Financial Services	5.3%
Machinery	5.3%
Consumer Staples Distribution & Retail	5.0%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Disciplined Core Value Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP American Century Disciplined Core Value Fund for the period of April 29, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for April 29, 2024 (commencement of operations) through December 31, 2024?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$42Footnote Reference*	0.61%Footnote Reference^
Footnote	Description
Footnote*	Expenses would be higher if the Fund had been in operation for the entire year.
Footnote^	Annualized.

How did the Fund perform last year and what affected its performance?

Large-cap core and value stocks posted positive performance during the period amid steady economic growth and anticipation of interest rate cuts by the U.S. Federal Reserve, which arrived late in 2024.

  The underperformance of the Fund was due largely to positioning in the energy, communication services and financials sectors.

  The energy sector was the primary detractor, reflecting stock selection in the oil, gas and consumable fuels industry.

  Media and capital markets industries detracted the most in the communication services and financials sectors, respectively.

  Stock selections in the information technology and health care sectors contributed most positively to performance.

  Within information technology, stock selection among semiconductors and semiconductor equipment stocks contributed the most.

  Stock selection in the health care sector also benefited relative performance results.

  Within the health care sector, providers and services and biotechnology were the main source of positive relative performance.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	Russell 1000® Value Index
4/29/2024	$10,000	$9,999	$10,000
12/31/2024	$10,670	$11,611	$10,862

Average Annual Total Returns (%)

Since Inception 4/29/2024
Standard Class	6.70%
Morningstar US Market Index	16.11%
Russell 1000® Value Index	8.62%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$327,049,112
# of Portfolio Holdings	201
Portfolio Turnover Rate	83%
Total Advisory Fees Paid	$2,020,246

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	99.3%
Money Market Fund	0.7%
Other	0.0%

Top 5 Industries (Equity)

Banks	6.8%
Pharmaceuticals	6.0%
Financial Services	5.3%
Machinery	5.3%
Consumer Staples Distribution & Retail	5.0%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Disciplined Core Value Fund

Standard Class II

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP American Century Disciplined Core Value Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$76	0.71%

How did the Fund perform last year and what affected its performance?

Large-cap core and value stocks posted positive performance during the period amid steady economic growth and anticipation of interest rate cuts by the U.S. Federal Reserve, which arrived late in 2024.

  The underperformance of the Fund was due largely to positioning in the energy, communication services and financials sectors.

  The energy sector was the primary detractor, reflecting stock selection in the oil, gas and consumable fuels industry.

  Media and capital markets industries detracted the most in the communication services and financials sectors, respectively.

  Stock selections in the information technology and health care sectors contributed most positively to performance.

  Within information technology, stock selection among semiconductors and semiconductor equipment stocks contributed the most.

  Stock selection in the health care sector also benefited relative performance results.

  Within the health care sector, providers and services and biotechnology were the main source of positive relative performance.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class II	Morningstar US Market Index	Russell 1000® Value Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,438	$10,069	$9,617
12/31/2016	$10,710	$11,321	$11,285
12/31/2017	$12,905	$13,753	$12,827
12/31/2018	$12,018	$13,058	$11,767
12/31/2019	$14,897	$17,135	$14,890
12/31/2020	$16,656	$20,717	$15,306
12/31/2021	$20,595	$26,058	$19,157
12/31/2022	$17,972	$20,995	$17,713
12/31/2023	$19,527	$26,545	$19,743
12/31/2024	$22,084	$32,941	$22,580

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class II	13.09%	8.19%	8.24%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 1000® Value Index	14.37%	8.68%	8.49%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$327,049,112
# of Portfolio Holdings	201
Portfolio Turnover Rate	83%
Total Advisory Fees Paid	$2,020,246

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	99.3%
Money Market Fund	0.7%
Other	0.0%

Top 5 Industries (Equity)

Banks	6.8%
Pharmaceuticals	6.0%
Financial Services	5.3%
Machinery	5.3%
Consumer Staples Distribution & Retail	5.0%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Inflation Protection Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP American Century Inflation Protection Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$72	0.71%

How did the Fund perform last year and what affected its performance?

Persistent inflation, Federal Reserve easing and interest rate volatility broadly influenced the Fund's performance for the period.

  Sector allocations drove performance, particularly out-of-index positions in securitized and investment-grade credit securities. Holdings in agency mortgage-backed securities, non-agency collateralized mortgage obligations and non-agency commercial mortgage-backed securities were top contributors.

  To maximize inflation exposure, while adhering to the IRS-mandated TIPS limit (55% of assets), inflation swaps were used to create an inflation overlay for the corporate and securitized securities. This strategy aided results, as the corporate and securitized holdings offset detractions in the inflation exposure. The subadviser's preference for shorter-maturity inflation securities largely accounted for the detractions, particularly in the third quarter, when shorter-maturity breakeven rates declined.

   While the Fund's duration aided results, positioning along the yield curve detracted and more than offset the positive duration effects.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Treasury U.S.TIPS Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,753	$10,062	$9,856
12/31/2016	$10,181	$10,318	$10,318
12/31/2017	$10,555	$10,668	$10,628
12/31/2018	$10,257	$10,682	$10,494
12/31/2019	$11,171	$11,606	$11,378
12/31/2020	$12,238	$12,476	$12,629
12/31/2021	$13,005	$12,275	$13,381
12/31/2022	$11,304	$10,680	$11,796
12/31/2023	$11,689	$11,248	$12,256
12/31/2024	$11,869	$11,401	$12,481

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	1.54%	1.22%	1.73%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
Bloomberg U.S. Treasury U.S.TIPS Index	1.84%	1.87%	2.24%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$506,088,491
# of Portfolio Holdings	191
Portfolio Turnover Rate	65%
Total Advisory Fees Paid	$1,939,287

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Asset Allocation

U.S. Treasury Obligations	53.7%
Agency Mortgage-Backed Securities	15.1%
Non-Agency Collateralized Mortgage Obligations	7.9%
Corporate Bonds	6.9%
Agency Obligations	5.7%
Money Market Fund	4.3%
Non-Agency Asset-Backed Securities	3.2%
Non-Agency Commercial Mortgage-Backed Securities	1.8%
Municipal Bonds	0.5%
Agency Collateralized Mortgage Obligations	0.3%
Other	0.6%

Top 5 Industries (Fixed Income)

Banks	2.5%
Insurance	0.7%
Machinery Construction & Mining	0.6%
Electric	0.6%
Health Care Services	0.4%

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	78.4%
AAA	9.9%
AA	4.5%
A	4.9%
BBB	2.0%
Not Rated	0.3%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Inflation Protection Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP American Century Inflation Protection Fund for the period of April 29, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for April 29, 2024 (commencement of operations) through December 31, 2024?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$25Footnote Reference*	0.36%Footnote Reference^
Footnote	Description
Footnote*	Expenses would be higher if the Fund had been in operation for the entire year.
Footnote^	Annualized.

How did the Fund perform last year and what affected its performance?

Persistent inflation, Federal Reserve easing and interest rate volatility broadly influenced the Fund's performance for the period.

  Sector allocations drove performance, particularly out-of-index positions in securitized and investment-grade credit securities. Holdings in agency mortgage-backed securities, non-agency collateralized mortgage obligations and non-agency commercial mortgage-backed securities were top contributors.

  To maximize inflation exposure, while adhering to the IRS-mandated TIPS limit (55% of assets), inflation swaps were used to create an inflation overlay for the corporate and securitized securities. This strategy aided results, as the corporate and securitized holdings offset detractions in the inflation exposure. The subadviser's preference for shorter-maturity inflation securities largely accounted for the detractions, particularly in the third quarter, when shorter-maturity breakeven rates declined.

   While the Fund's duration aided results, positioning along the yield curve detracted and more than offset the positive duration effects.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Treasury U.S.TIPS Index
4/29/2024	$10,000	$9,999	$10,000
12/31/2024	$10,352	$10,458	$10,354

Average Annual Total Returns (%)

Since Inception 4/29/2024
Standard Class	3.52%
Morningstar US Core Bond Index	4.58%
Bloomberg U.S. Treasury U.S.TIPS Index	3.54%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$506,088,491
# of Portfolio Holdings	191
Portfolio Turnover Rate	65%
Total Advisory Fees Paid	$1,939,287

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Asset Allocation

U.S. Treasury Obligations	53.7%
Agency Mortgage-Backed Securities	15.1%
Non-Agency Collateralized Mortgage Obligations	7.9%
Corporate Bonds	6.9%
Agency Obligations	5.7%
Money Market Fund	4.3%
Non-Agency Asset-Backed Securities	3.2%
Non-Agency Commercial Mortgage-Backed Securities	1.8%
Municipal Bonds	0.5%
Agency Collateralized Mortgage Obligations	0.3%
Other	0.6%

Top 5 Industries (Fixed Income)

Banks	2.5%
Insurance	0.7%
Machinery Construction & Mining	0.6%
Electric	0.6%
Health Care Services	0.4%

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	78.4%
AAA	9.9%
AA	4.5%
A	4.9%
BBB	2.0%
Not Rated	0.3%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Inflation Protection Fund

Standard Class II

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP American Century Inflation Protection Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$46	0.46%

How did the Fund perform last year and what affected its performance?

Persistent inflation, Federal Reserve easing and interest rate volatility broadly influenced the Fund's performance for the period.

  Sector allocations drove performance, particularly out-of-index positions in securitized and investment-grade credit securities. Holdings in agency mortgage-backed securities, non-agency collateralized mortgage obligations and non-agency commercial mortgage-backed securities were top contributors.

  To maximize inflation exposure, while adhering to the IRS-mandated TIPS limit (55% of assets), inflation swaps were used to create an inflation overlay for the corporate and securitized securities. This strategy aided results, as the corporate and securitized holdings offset detractions in the inflation exposure. The subadviser's preference for shorter-maturity inflation securities largely accounted for the detractions, particularly in the third quarter, when shorter-maturity breakeven rates declined.

   While the Fund's duration aided results, positioning along the yield curve detracted and more than offset the positive duration effects.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class II	Morningstar US Core Bond Index	Bloomberg U.S. Treasury U.S.TIPS Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,772	$10,062	$9,856
12/31/2016	$10,232	$10,318	$10,318
12/31/2017	$10,633	$10,668	$10,628
12/31/2018	$10,360	$10,682	$10,494
12/31/2019	$11,308	$11,606	$11,378
12/31/2020	$12,417	$12,476	$12,629
12/31/2021	$13,239	$12,275	$13,381
12/31/2022	$11,534	$10,680	$11,796
12/31/2023	$11,949	$11,248	$12,256
12/31/2024	$12,166	$11,401	$12,481

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class II	1.82%	1.47%	1.98%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
Bloomberg U.S. Treasury U.S.TIPS Index	1.84%	1.87%	2.24%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$506,088,491
# of Portfolio Holdings	191
Portfolio Turnover Rate	65%
Total Advisory Fees Paid	$1,939,287

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Asset Allocation

U.S. Treasury Obligations	53.7%
Agency Mortgage-Backed Securities	15.1%
Non-Agency Collateralized Mortgage Obligations	7.9%
Corporate Bonds	6.9%
Agency Obligations	5.7%
Money Market Fund	4.3%
Non-Agency Asset-Backed Securities	3.2%
Non-Agency Commercial Mortgage-Backed Securities	1.8%
Municipal Bonds	0.5%
Agency Collateralized Mortgage Obligations	0.3%
Other	0.6%

Top 5 Industries (Fixed Income)

Banks	2.5%
Insurance	0.7%
Machinery Construction & Mining	0.6%
Electric	0.6%
Health Care Services	0.4%

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	78.4%
AAA	9.9%
AA	4.5%
A	4.9%
BBB	2.0%
Not Rated	0.3%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century International Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP American Century International Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$111	1.10%

How did the Fund perform last year and what affected its performance?

Non-U.S. developed markets stocks finished the period higher. Central banks in most developed economies cut their benchmark interest rates, while navigating a soft landing through cooling inflation, Japan was the exception. Equities experienced bouts of volatility as economic growth broadly slowed, although company fundamentals improved. Political uncertainty also weighed on growth expectations. The Fund performed better than its benchmark for the period due to stock selection and positive interaction among portfolio holdings.

  Consumer discretionary holdings were key drivers of outperformance as athletic shoe and apparel manufacturer, On Holding, was the top individual contributor to relative performance.

  Within the industrials sector, Mitsubishi Heavy Industries was a top contributor. Electrical equipment companies also contributed.

  Health care sector positions were the primary detractors. After a long period of strong performance, pharmaceuticals manufacturer Novo Nordisk faced headwinds. Clinical services provider ICON (not held as of 12/31/2024) also detracted.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar Developed Markets ex-US Index	MSCI EAFE Index (net dividends)
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,051	$9,818	$9,919
12/31/2016	$9,493	$10,096	$10,018
12/31/2017	$12,429	$12,611	$12,526
12/31/2018	$10,528	$10,797	$10,798
12/31/2019	$13,491	$13,252	$13,176
12/31/2020	$16,952	$14,370	$14,205
12/31/2021	$18,410	$16,121	$15,805
12/31/2022	$13,833	$13,660	$13,521
12/31/2023	$15,552	$16,017	$15,987
12/31/2024	$15,935	$16,717	$16,598

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	2.46%	3.39%	4.77%
Morningstar Developed Markets ex-US Index	4.38%	4.76%	5.27%
MSCI EAFE Index (net dividends)	3.82%	4.73%	5.20%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

Key Fund Statistics

Total Net Assets	$163,529,041
# of Portfolio Holdings	97
Portfolio Turnover Rate	52%
Total Advisory Fees Paid	$1,437,347

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	98.8%
Money Market Fund	1.3%
Other	(0.1%)

Top 5 Industries (Equity)

Pharmaceuticals	8.0%
Textiles, Apparel & Luxury Goods	5.9%
Semiconductors & Semiconductor Equipment	5.8%
Banks	5.4%
Electrical Equipment	4.9%

Top 5 Countries (Equity)

Japan	20.9%
United Kingdom	18.1%
France	13.1%
Switzerland	7.5%
Germany	7.3%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century International Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP American Century International Fund for the period of April 29, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for April 29, 2024 (commencement of operations) through December 31, 2024?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$57Footnote Reference*	0.85%Footnote Reference^
Footnote	Description
Footnote*	Expenses would be higher if the Fund had been in operation for the entire year.
Footnote^	Annualized.

How did the Fund perform last year and what affected its performance?

Non-U.S. developed markets stocks finished the period higher. Central banks in most developed economies cut their benchmark interest rates, while navigating a soft landing through cooling inflation, Japan was the exception. Equities experienced bouts of volatility as economic growth broadly slowed, although company fundamentals improved. Political uncertainty also weighed on growth expectations. The Fund performed better than its benchmark for the period due to stock selection and positive interaction among portfolio holdings.

  Consumer discretionary holdings were key drivers of outperformance as athletic shoe and apparel manufacturer, On Holding, was the top individual contributor to relative performance.

  Within the industrials sector, Mitsubishi Heavy Industries was a top contributor. Electrical equipment companies also contributed.

  Health care sector positions were the primary detractors. After a long period of strong performance, pharmaceuticals manufacturer Novo Nordisk faced headwinds. Clinical services provider ICON (not held as of 12/31/2024) also detracted.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar Developed Markets ex-US Index	MSCI EAFE Index (net dividends)
4/29/2024	$10,000	$10,000	$9,999
12/31/2024	$10,032	$10,216	$10,103

Average Annual Total Returns (%)

Since Inception 4/29/2024
Standard Class	0.32%
Morningstar Developed Markets ex-US Index	2.16%
MSCI EAFE Index (net dividends)	1.03%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

Key Fund Statistics

Total Net Assets	$163,529,041
# of Portfolio Holdings	97
Portfolio Turnover Rate	52%
Total Advisory Fees Paid	$1,437,347

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	98.8%
Money Market Fund	1.3%
Other	(0.1%)

Top 5 Industries (Equity)

Pharmaceuticals	8.0%
Textiles, Apparel & Luxury Goods	5.9%
Semiconductors & Semiconductor Equipment	5.8%
Banks	5.4%
Electrical Equipment	4.9%

Top 5 Countries (Equity)

Japan	20.9%
United Kingdom	18.1%
France	13.1%
Switzerland	7.5%
Germany	7.3%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century International Fund

Standard Class II

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP American Century International Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$96	0.95%

How did the Fund perform last year and what affected its performance?

Non-U.S. developed markets stocks finished the period higher. Central banks in most developed economies cut their benchmark interest rates, while navigating a soft landing through cooling inflation, Japan was the exception. Equities experienced bouts of volatility as economic growth broadly slowed, although company fundamentals improved. Political uncertainty also weighed on growth expectations. The Fund performed better than its benchmark for the period due to stock selection and positive interaction among portfolio holdings.

  Consumer discretionary holdings were key drivers of outperformance as athletic shoe and apparel manufacturer, On Holding, was the top individual contributor to relative performance.

  Within the industrials sector, Mitsubishi Heavy Industries was a top contributor. Electrical equipment companies also contributed.

  Health care sector positions were the primary detractors. After a long period of strong performance, pharmaceuticals manufacturer Novo Nordisk faced headwinds. Clinical services provider ICON (not held as of 12/31/2024) also detracted.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class II	Morningstar Developed Markets ex-US Index	MSCI EAFE Index (net dividends)
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,076	$9,818	$9,919
12/31/2016	$9,522	$10,096	$10,018
12/31/2017	$12,493	$12,611	$12,526
12/31/2018	$10,592	$10,797	$10,798
12/31/2019	$13,602	$13,252	$13,176
12/31/2020	$17,122	$14,370	$14,205
12/31/2021	$18,620	$16,121	$15,805
12/31/2022	$14,011	$13,660	$13,521
12/31/2023	$15,772	$16,017	$15,987
12/31/2024	$16,183	$16,717	$16,598

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class II	2.61%	3.54%	4.93%
Morningstar Developed Markets ex-US Index	4.38%	4.76%	5.27%
MSCI EAFE Index (net dividends)	3.82%	4.73%	5.20%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

Key Fund Statistics

Total Net Assets	$163,529,041
# of Portfolio Holdings	97
Portfolio Turnover Rate	52%
Total Advisory Fees Paid	$1,437,347

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	98.8%
Money Market Fund	1.3%
Other	(0.1%)

Top 5 Industries (Equity)

Pharmaceuticals	8.0%
Textiles, Apparel & Luxury Goods	5.9%
Semiconductors & Semiconductor Equipment	5.8%
Banks	5.4%
Electrical Equipment	4.9%

Top 5 Countries (Equity)

Japan	20.9%
United Kingdom	18.1%
France	13.1%
Switzerland	7.5%
Germany	7.3%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Large Company Value Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP American Century Large Company Value Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$89	0.85%

How did the Fund perform last year and what affected its performance?

Investors' acceptance of risk in 2024 favored growth and momentum stocks, while value and low volatility lagged. Inflation ebbed during the year, prompting the U.S. Federal Reserve to cut interest rates. Still, inflation remained above the Fed's target. The labor force remained sturdy and consumers continue to spend, fortifying confidence in the resilience of the U.S. economy. The Fund underperformed the benchmark during the year, driven primarily by security selection.

  Security selection within the consumer staples sector was the top detractor to performance.

  Within the sector, selection in the consumer staples distribution and retail industry weighed the most on results.

  The Fund's holdings in the health care sector, particularly makers of health care equipment and supplies and pharmaceutical companies, also detracted from relative returns.

  Security selection within the information technology sector aided performance.

  Within the sector, investments in the semiconductors and semiconductor equipment industry contributed the most.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	Russell 1000® Value Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,595	$10,069	$9,617
12/31/2016	$11,036	$11,321	$11,285
12/31/2017	$12,245	$13,753	$12,827
12/31/2018	$11,243	$13,058	$11,767
12/31/2019	$14,313	$17,135	$14,890
12/31/2020	$14,669	$20,717	$15,306
12/31/2021	$17,827	$26,058	$19,157
12/31/2022	$17,746	$20,995	$17,713
12/31/2023	$18,416	$26,545	$19,743
12/31/2024	$20,353	$32,941	$22,580

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	10.52%	7.30%	7.37%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 1000® Value Index	14.37%	8.68%	8.49%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$151,777,633
# of Portfolio Holdings	90
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$854,707

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	97.8%
Money Market Fund	2.1%
Other	0.1%

Top 5 Industries (Equity)

Health Care Equipment & Supplies	8.2%
Banks	7.8%
Capital Markets	6.4%
Oil, Gas & Consumable Fuels	6.2%
Electric Utilities	6.1%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Large Company Value Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP American Century Large Company Value Fund for the period of April 29, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for April 29, 2024 (commencement of operations) through December 31, 2024?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$42Footnote Reference*	0.60%Footnote Reference^
Footnote	Description
Footnote*	Expenses would be higher if the Fund had been in operation for the entire year.
Footnote^	Annualized.

How did the Fund perform last year and what affected its performance?

Investors' acceptance of risk in 2024 favored growth and momentum stocks, while value and low volatility lagged. Inflation ebbed during the year, prompting the U.S. Federal Reserve to cut interest rates. Still, inflation remained above the Fed's target. The labor force remained sturdy and consumers continue to spend, fortifying confidence in the resilience of the U.S. economy. The Fund underperformed the benchmark during the year, driven primarily by security selection.

  Security selection within the consumer staples sector was the top detractor to performance.

  Within the sector, selection in the consumer staples distribution and retail industry weighed the most on results.

  The Fund's holdings in the health care sector, particularly makers of health care equipment and supplies and pharmaceutical companies, also detracted from relative returns.

  Security selection within the information technology sector aided performance.

  Within the sector, investments in the semiconductors and semiconductor equipment industry contributed the most.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	Russell 1000® Value Index
4/29/2024	$10,000	$10,000	$9,999
12/31/2024	$10,661	$11,611	$10,862

Average Annual Total Returns (%)

Since Inception 4/29/2024
Standard Class	6.61%
Morningstar US Market Index	16.11%
Russell 1000® Value Index	8.62%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$151,777,633
# of Portfolio Holdings	90
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$854,707

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	97.8%
Money Market Fund	2.1%
Other	0.1%

Top 5 Industries (Equity)

Health Care Equipment & Supplies	8.2%
Banks	7.8%
Capital Markets	6.4%
Oil, Gas & Consumable Fuels	6.2%
Electric Utilities	6.1%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Large Company Value Fund

Standard Class II

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP American Century Large Company Value Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$74	0.70%

How did the Fund perform last year and what affected its performance?

Investors' acceptance of risk in 2024 favored growth and momentum stocks, while value and low volatility lagged. Inflation ebbed during the year, prompting the U.S. Federal Reserve to cut interest rates. Still, inflation remained above the Fed's target. The labor force remained sturdy and consumers continue to spend, fortifying confidence in the resilience of the U.S. economy. The Fund underperformed the benchmark during the year, driven primarily by security selection.

  Security selection within the consumer staples sector was the top detractor to performance.

  Within the sector, selection in the consumer staples distribution and retail industry weighed the most on results.

  The Fund's holdings in the health care sector, particularly makers of health care equipment and supplies and pharmaceutical companies, also detracted from relative returns.

  Security selection within the information technology sector aided performance.

  Within the sector, investments in the semiconductors and semiconductor equipment industry contributed the most.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class II	Morningstar US Market Index	Russell 1000® Value Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,611	$10,069	$9,617
12/31/2016	$11,076	$11,321	$11,285
12/31/2017	$12,302	$13,753	$12,827
12/31/2018	$11,313	$13,058	$11,767
12/31/2019	$14,422	$17,135	$14,890
12/31/2020	$14,799	$20,717	$15,306
12/31/2021	$18,012	$26,058	$19,157
12/31/2022	$17,965	$20,995	$17,713
12/31/2023	$18,663	$26,545	$19,743
12/31/2024	$20,664	$32,941	$22,580

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class II	10.72%	7.46%	7.53%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 1000® Value Index	14.37%	8.68%	8.49%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$151,777,633
# of Portfolio Holdings	90
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$854,707

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	97.8%
Money Market Fund	2.1%
Other	0.1%

Top 5 Industries (Equity)

Health Care Equipment & Supplies	8.2%
Banks	7.8%
Capital Markets	6.4%
Oil, Gas & Consumable Fuels	6.2%
Electric Utilities	6.1%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Mid Cap Value Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP American Century Mid Cap Value Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$105	1.01%

How did the Fund perform last year and what affected its performance?

During calendar year 2024 market participants favored growth and momentum stocks, while value and low volatility lagged. The Fund underperformed the benchmark during the year, driven primarily by stock selection.

  Selection within the industrials sector was the top detractor to performance.

  Within the industrials sector, selection in the aerospace and defense industry weighed the most on results.

  Stock selection within the consumer staples sector also detracted, especially within the beverages industry.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	Russell Midcap® Value Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,842	$10,069	$9,522
12/31/2016	$12,078	$11,321	$11,426
12/31/2017	$13,463	$13,753	$12,951
12/31/2018	$11,718	$13,058	$11,359
12/31/2019	$15,115	$17,135	$14,433
12/31/2020	$15,283	$20,717	$15,150
12/31/2021	$18,800	$26,058	$19,443
12/31/2022	$18,540	$20,995	$17,104
12/31/2023	$19,657	$26,545	$19,278
12/31/2024	$21,333	$32,941	$21,798

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	8.52%	7.13%	7.87%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell Midcap® Value Index	13.07%	8.59%	8.10%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$630,470,916
# of Portfolio Holdings	110
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$4,735,052

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	96.7%
Money Market Fund	2.3%
Preferred Stocks	0.7%
Other	0.3%

Top 5 Industries (Equity)

Health Care Equipment & Supplies	8.5%
Health Care Providers & Services	8.1%
Electric Utilities	6.6%
Banks	6.3%
Capital Markets	4.6%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Mid Cap Value Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP American Century Mid Cap Value Fund for the period of April 29, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for April 29, 2024 (commencement of operations) through December 31, 2024?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$53Footnote Reference*	0.76%Footnote Reference^
Footnote	Description
Footnote*	Expenses would be higher if the Fund had been in operation for the entire year.
Footnote^	Annualized.

How did the Fund perform last year and what affected its performance?

During calendar year 2024 market participants favored growth and momentum stocks, while value and low volatility lagged. The Fund underperformed the benchmark during the year, driven primarily by stock selection.

  Selection within the industrials sector was the top detractor to performance.

  Within the industrials sector, selection in the aerospace and defense industry weighed the most on results.

  Stock selection within the consumer staples sector also detracted, especially within the beverages industry.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	Russell Midcap® Value Index
4/29/2024	$10,000	$10,000	$9,999
12/31/2024	$10,693	$11,611	$10,917

Average Annual Total Returns (%)

Since Inception 4/29/2024
Standard Class	6.93%
Morningstar US Market Index	16.11%
Russell Midcap® Value Index	9.17%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$630,470,916
# of Portfolio Holdings	110
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$4,735,052

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	96.7%
Money Market Fund	2.3%
Preferred Stocks	0.7%
Other	0.3%

Top 5 Industries (Equity)

Health Care Equipment & Supplies	8.5%
Health Care Providers & Services	8.1%
Electric Utilities	6.6%
Banks	6.3%
Capital Markets	4.6%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Mid Cap Value Fund

Standard Class II

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP American Century Mid Cap Value Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$90	0.86%

How did the Fund perform last year and what affected its performance?

During calendar year 2024 market participants favored growth and momentum stocks, while value and low volatility lagged. The Fund underperformed the benchmark during the year, driven primarily by stock selection.

  Selection within the industrials sector was the top detractor to performance.

  Within the industrials sector, selection in the aerospace and defense industry weighed the most on results.

  Stock selection within the consumer staples sector also detracted, especially within the beverages industry.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class II	Morningstar US Market Index	Russell Midcap® Value Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,857	$10,069	$9,522
12/31/2016	$12,109	$11,321	$11,426
12/31/2017	$13,525	$13,753	$12,951
12/31/2018	$11,789	$13,058	$11,359
12/31/2019	$15,226	$17,135	$14,433
12/31/2020	$15,410	$20,717	$15,150
12/31/2021	$18,986	$26,058	$19,443
12/31/2022	$18,760	$20,995	$17,104
12/31/2023	$19,910	$26,545	$19,278
12/31/2024	$21,648	$32,941	$21,798

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class II	8.73%	7.29%	8.03%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell Midcap® Value Index	13.07%	8.59%	8.10%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$630,470,916
# of Portfolio Holdings	110
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$4,735,052

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	96.7%
Money Market Fund	2.3%
Preferred Stocks	0.7%
Other	0.3%

Top 5 Industries (Equity)

Health Care Equipment & Supplies	8.5%
Health Care Providers & Services	8.1%
Electric Utilities	6.6%
Banks	6.3%
Capital Markets	4.6%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Select Mid Cap Managed Volatility Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP American Century Select Mid Cap Managed Volatility Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$123	1.16%

How did the Fund perform last year and what affected its performance?

The Fund delivered positive returns during the year, but underperformed the Russell Midcap Value Index.

  Security selection within the industrials sector limited relative performance.

  An overweight in the consumer staples sector, including the beverages, consumer staples distribution and retail industries, detracted.

  An underweight in the materials sector, specifically the chemicals and metals and mining industries, contributed to relative returns.

  Security selection within the information technology sector, namely semiconductors, also contributed. The Fund hedges the inherent currency exchange risk of holding foreign securities through the use of forward currency contracts.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a neutral impact on relative performance in 2024.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	Russell Midcap® Value Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,576	$10,069	$9,522
12/31/2016	$11,245	$11,321	$11,426
12/31/2017	$12,750	$13,753	$12,951
12/31/2018	$11,367	$13,058	$11,359
12/31/2019	$14,476	$17,135	$14,433
12/31/2020	$15,174	$20,717	$15,150
12/31/2021	$18,328	$26,058	$19,443
12/31/2022	$16,911	$20,995	$17,104
12/31/2023	$18,455	$26,545	$19,278
12/31/2024	$20,585	$32,941	$21,798

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	11.54%	7.29%	7.49%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell Midcap® Value Index	13.07%	8.59%	8.10%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$498,842,022
# of Portfolio Holdings	203
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$3,767,102

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	93.3%
Money Market Fund	5.7%
Preferred Stocks	0.5%
Other	0.5%

Top 5 Industries (Equity)

Health Care Equipment & Supplies	7.3%
Health Care Providers & Services	6.4%
Capital Markets	5.4%
Electric Utilities	4.9%
Banks	4.9%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Select Mid Cap Managed Volatility Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP American Century Select Mid Cap Managed Volatility Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$86	0.81%

How did the Fund perform last year and what affected its performance?

The Fund delivered positive returns during the year, but underperformed the Russell Midcap Value Index.

  Security selection within the industrials sector limited relative performance.

  An overweight in the consumer staples sector, including the beverages, consumer staples distribution and retail industries, detracted.

  An underweight in the materials sector, specifically the chemicals and metals and mining industries, contributed to relative returns.

  Security selection within the information technology sector, namely semiconductors, also contributed. The Fund hedges the inherent currency exchange risk of holding foreign securities through the use of forward currency contracts.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a neutral impact on relative performance in 2024.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	Russell Midcap® Value Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,609	$10,069	$9,522
12/31/2016	$11,323	$11,321	$11,426
12/31/2017	$12,884	$13,753	$12,951
12/31/2018	$11,527	$13,058	$11,359
12/31/2019	$14,731	$17,135	$14,433
12/31/2020	$15,492	$20,717	$15,150
12/31/2021	$18,779	$26,058	$19,443
12/31/2022	$17,389	$20,995	$17,104
12/31/2023	$19,041	$26,545	$19,278
12/31/2024	$21,312	$32,941	$21,798

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	11.93%	7.67%	7.86%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell Midcap® Value Index	13.07%	8.59%	8.10%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$498,842,022
# of Portfolio Holdings	203
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$3,767,102

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	93.3%
Money Market Fund	5.7%
Preferred Stocks	0.5%
Other	0.5%

Top 5 Industries (Equity)

Health Care Equipment & Supplies	7.3%
Health Care Providers & Services	6.4%
Capital Markets	5.4%
Electric Utilities	4.9%
Banks	4.9%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Ultra® Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP American Century Ultra® Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$103	0.90%

How did the Fund perform last year and what affected its performance?

Large-cap growth stocks posted strong gains during the period amid steady economic growth and anticipation of interest rate cuts by the U.S. Federal Reserve, which arrived late in 2024. Nevertheless, high valuations and political uncertainty contributed to market volatility. The underperformance of the Fund was largely due to stock selection. Sector allocation decisions also detracted to a lesser degree.

  The health care sector was the primary detractor. Positioning in the biotechnology and health care equipment and supplies industries detracted the most from relative results.

  Within the information technology sector, stock selection among semiconductor companies hurt relative returns the most.

  Stock selection within the consumer staples sector contributed the most to relative performance.

  Within the sector, avoiding poor-performing beverage companies was the main source of relative strength.

  The Fund also benefited from having an underweight allocation to the real estate sector, which lagged the benchmark.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	Russell 1000® Growth Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,605	$10,069	$9,999
12/31/2016	$11,067	$11,321	$11,314
12/31/2017	$14,608	$13,753	$14,733
12/31/2018	$14,695	$13,058	$14,510
12/31/2019	$19,759	$17,135	$19,790
12/31/2020	$29,550	$20,717	$27,408
12/31/2021	$36,345	$26,058	$34,971
12/31/2022	$24,547	$20,995	$24,782
12/31/2023	$35,167	$26,545	$35,358
12/31/2024	$45,232	$32,941	$47,152

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	28.62%	18.01%	16.29%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 1000® Growth Index	33.36%	18.96%	16.78%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$1,229,326,775
# of Portfolio Holdings	68
Portfolio Turnover Rate	80%
Total Advisory Fees Paid	$4,149,800

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	100.0%
Exchange-Traded Funds	0.2%
Money Market Fund	0.1%
Rights	0.0%
Other	(0.3%)

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	16.8%
Software	15.1%
Technology Hardware, Storage & Peripherals	12.6%
Interactive Media & Services	12.3%
Broadline Retail	7.1%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Ultra® Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP American Century Ultra® Fund for the period of April 29, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for April 29, 2024 (commencement of operations) through December 31, 2024?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$48Footnote Reference*	0.65%Footnote Reference^
Footnote	Description
Footnote*	Expenses would be higher if the Fund had been in operation for the entire year.
Footnote^	Annualized.

How did the Fund perform last year and what affected its performance?

Large-cap growth stocks posted strong gains during the period amid steady economic growth and anticipation of interest rate cuts by the U.S. Federal Reserve, which arrived late in 2024. Nevertheless, high valuations and political uncertainty contributed to market volatility. The underperformance of the Fund was largely due to stock selection. Sector allocation decisions also detracted to a lesser degree.

  The health care sector was the primary detractor. Positioning in the biotechnology and health care equipment and supplies industries detracted the most from relative results.

  Within the information technology sector, stock selection among semiconductor companies hurt relative returns the most.

  Stock selection within the consumer staples sector contributed the most to relative performance.

  Within the sector, avoiding poor-performing beverage companies was the main source of relative strength.

  The Fund also benefited from having an underweight allocation to the real estate sector, which lagged the benchmark.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	Russell 1000® Growth Index
4/29/2024	$10,000	$10,000	$9,999
12/31/2024	$11,949	$11,611	$12,299

Average Annual Total Returns (%)

Since Inception 4/29/2024
Standard Class	19.49%
Morningstar US Market Index	16.11%
Russell 1000® Growth Index	22.99%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$1,229,326,775
# of Portfolio Holdings	68
Portfolio Turnover Rate	80%
Total Advisory Fees Paid	$4,149,800

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	100.0%
Exchange-Traded Funds	0.2%
Money Market Fund	0.1%
Rights	0.0%
Other	(0.3%)

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	16.8%
Software	15.1%
Technology Hardware, Storage & Peripherals	12.6%
Interactive Media & Services	12.3%
Broadline Retail	7.1%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Ultra® Fund

Standard Class II

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP American Century Ultra® Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$86	0.75%

How did the Fund perform last year and what affected its performance?

Large-cap growth stocks posted strong gains during the period amid steady economic growth and anticipation of interest rate cuts by the U.S. Federal Reserve, which arrived late in 2024. Nevertheless, high valuations and political uncertainty contributed to market volatility. The underperformance of the Fund was largely due to stock selection. Sector allocation decisions also detracted to a lesser degree.

  The health care sector was the primary detractor. Positioning in the biotechnology and health care equipment and supplies industries detracted the most from relative results.

  Within the information technology sector, stock selection among semiconductor companies hurt relative returns the most.

  Stock selection within the consumer staples sector contributed the most to relative performance.

  Within the sector, avoiding poor-performing beverage companies was the main source of relative strength.

  The Fund also benefited from having an underweight allocation to the real estate sector, which lagged the benchmark.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class II	Morningstar US Market Index	Russell 1000® Growth Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,627	$10,069	$9,999
12/31/2016	$11,100	$11,321	$11,314
12/31/2017	$14,676	$13,753	$14,733
12/31/2018	$14,788	$13,058	$14,510
12/31/2019	$19,901	$17,135	$19,790
12/31/2020	$29,823	$20,717	$27,408
12/31/2021	$36,729	$26,058	$34,971
12/31/2022	$24,838	$20,995	$24,782
12/31/2023	$35,645	$26,545	$35,358
12/31/2024	$45,909	$32,941	$47,152

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class II	28.80%	18.20%	16.46%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 1000® Growth Index	33.36%	18.96%	16.78%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$1,229,326,775
# of Portfolio Holdings	68
Portfolio Turnover Rate	80%
Total Advisory Fees Paid	$4,149,800

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	100.0%
Exchange-Traded Funds	0.2%
Money Market Fund	0.1%
Rights	0.0%
Other	(0.3%)

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	16.8%
Software	15.1%
Technology Hardware, Storage & Peripherals	12.6%
Interactive Media & Services	12.3%
Broadline Retail	7.1%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Value Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP American Century Value Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$90	0.86%

How did the Fund perform last year and what affected its performance?

During calendar year 2024 market participants favored growth and momentum stocks, while value and low volatility lagged. The Fund underperformed the benchmark during the year, mostly driven by security selection.

  Security selection within the consumer staples sector was the top detractor to performance.

  Within the sector, investment choices in the consumer staples distribution and retail industry dampened results.

  Security selection within the industrials sector also detracted from relative results.

  Within the sector, the electrical equipment industry detracted most from relative returns.

  Stock selection within the communication services sector contributed to relative performance.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	Russell 1000® Value Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,598	$10,069	$9,617
12/31/2016	$11,544	$11,321	$11,285
12/31/2017	$12,534	$13,753	$12,827
12/31/2018	$11,371	$13,058	$11,767
12/31/2019	$14,432	$17,135	$14,890
12/31/2020	$14,552	$20,717	$15,306
12/31/2021	$18,086	$26,058	$19,157
12/31/2022	$18,142	$20,995	$17,713
12/31/2023	$19,778	$26,545	$19,743
12/31/2024	$21,615	$32,941	$22,580

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	9.29%	8.41%	8.01%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 1000® Value Index	14.37%	8.68%	8.49%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$875,139,394
# of Portfolio Holdings	110
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$5,371,295

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	97.5%
Money Market Fund	2.3%
Other	0.2%

Top 5 Industries (Equity)

Banks	9.3%
Pharmaceuticals	8.3%
Oil, Gas & Consumable Fuels	7.8%
Health Care Equipment & Supplies	6.1%
Capital Markets	5.8%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Value Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP American Century Value Fund for the period of April 29, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for April 29, 2024 (commencement of operations) through December 31, 2024?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$42Footnote Reference*	0.61%Footnote Reference^
Footnote	Description
Footnote*	Expenses would be higher if the Fund had been in operation for the entire year.
Footnote^	Annualized.

How did the Fund perform last year and what affected its performance?

During calendar year 2024 market participants favored growth and momentum stocks, while value and low volatility lagged. The Fund underperformed the benchmark during the year, mostly driven by security selection.

  Security selection within the consumer staples sector was the top detractor to performance.

  Within the sector, investment choices in the consumer staples distribution and retail industry dampened results.

  Security selection within the industrials sector also detracted from relative results.

  Within the sector, the electrical equipment industry detracted most from relative returns.

  Stock selection within the communication services sector contributed to relative performance.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	Russell 1000® Value Index
4/29/2024	$10,000	$10,000	$9,999
12/31/2024	$10,667	$11,611	$10,862

Average Annual Total Returns (%)

Since Inception 4/29/2024
Standard Class	6.67%
Morningstar US Market Index	16.11%
Russell 1000® Value Index	8.62%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$875,139,394
# of Portfolio Holdings	110
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$5,371,295

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	97.5%
Money Market Fund	2.3%
Other	0.2%

Top 5 Industries (Equity)

Banks	9.3%
Pharmaceuticals	8.3%
Oil, Gas & Consumable Fuels	7.8%
Health Care Equipment & Supplies	6.1%
Capital Markets	5.8%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Value Fund

Standard Class II

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP American Century Value Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$74	0.71%

How did the Fund perform last year and what affected its performance?

During calendar year 2024 market participants favored growth and momentum stocks, while value and low volatility lagged. The Fund underperformed the benchmark during the year, mostly driven by security selection.

  Security selection within the consumer staples sector was the top detractor to performance.

  Within the sector, investment choices in the consumer staples distribution and retail industry dampened results.

  Security selection within the industrials sector also detracted from relative results.

  Within the sector, the electrical equipment industry detracted most from relative returns.

  Stock selection within the communication services sector contributed to relative performance.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class II	Morningstar US Market Index	Russell 1000® Value Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,612	$10,069	$9,617
12/31/2016	$11,580	$11,321	$11,285
12/31/2017	$12,593	$13,753	$12,827
12/31/2018	$11,441	$13,058	$11,767
12/31/2019	$14,533	$17,135	$14,890
12/31/2020	$14,675	$20,717	$15,306
12/31/2021	$18,272	$26,058	$19,157
12/31/2022	$18,371	$20,995	$17,713
12/31/2023	$20,043	$26,545	$19,743
12/31/2024	$21,943	$32,941	$22,580

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class II	9.48%	8.59%	8.18%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 1000® Value Index	14.37%	8.68%	8.49%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$875,139,394
# of Portfolio Holdings	110
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$5,371,295

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	97.5%
Money Market Fund	2.3%
Other	0.2%

Top 5 Industries (Equity)

Banks	9.3%
Pharmaceuticals	8.3%
Oil, Gas & Consumable Fuels	7.8%
Health Care Equipment & Supplies	6.1%
Capital Markets	5.8%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Global Growth Fund

Service Class II

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP American Global Growth Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class II	$66	0.62%

How did the Fund perform last year and what affected its performance?

During the Fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending. This growth persisted despite the uncertainties surrounding the presidential election, high interest rates and a slowing labor market. Overseas, Europe and Japan saw modest growth while the U.K. economy contracted in September and October, but grew slightly in November. Among emerging economies, China faced stagnant consumption, a property crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.

  Holdings in a majority of equity sectors produced positive contribution for the Fund, with shares of information technology, financials and communication services companies particularly additive to results. Industrials and consumer discretionary sectors were also positive, although below the portfolio’s overall return. Geographically, investments based in the U.S., Taiwan and Canada were additive.

  On the contrary, holdings in the consumer staples, energy and utilities sectors weighed on results during the period. Likewise, investments in South Korea, Germany and India posted negative overall returns.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class II	Morningstar Global Markets Index	MSCI All Country World Index (net dividends)
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,657	$9,796	$9,764
12/31/2016	$10,683	$10,601	$10,532
12/31/2017	$13,993	$13,132	$13,056
12/31/2018	$12,679	$11,842	$11,827
12/31/2019	$17,088	$14,949	$14,973
12/31/2020	$22,212	$17,351	$17,407
12/31/2021	$25,771	$20,440	$20,633
12/31/2022	$19,324	$16,697	$16,844
12/31/2023	$23,605	$20,292	$20,584
12/31/2024	$26,732	$23,601	$24,184

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class II	13.25%	9.36%	10.33%
Morningstar Global Markets Index	16.31%	9.56%	8.97%
MSCI All Country World Index (net dividends)	17.49%	10.06%	9.23%

Key Fund Statistics

Total Net Assets	$355,179,329
# of Portfolio Holdings	1
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$0

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Fund	100.1%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

The Fund invests substantially all of its assets in Class 1 shares of the Global Growth Fund, a series of the American Funds Insurance Series® (Underlying Fund). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Global Small Capitalization Fund

Service Class II

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP American Global Small Capitalization Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class II	$66	0.65%

How did the Fund perform last year and what affected its performance?

During the Fund's fiscal year, U.S. economic growth remained solid, despite election uncertainties, high interest rates and a slowing labor market. Europe and Japan saw modest growth while the U.K. economy contracted in September and October. China faced stagnant consumption, a property crisis and rising debt. India showed resilience with strong growth and investment, despite inflation.

  Overall, less than half of the Fund’s sectors added positive returns to the portfolio, with utilities, financials and energy holdings being particularly additive. Likewise, information technology and industrials holdings saw returns surpassing those of the overall portfolio. Regionally, shares of companies based in the U.S., emerging markets and the U.K. were particularly additive.

  In terms of detractors, holdings in consumer staples, communication services and materials saw the largest negative returns during the period. Likewise, investments in companies domiciled in Canada, the Pacific and European regions posted negative overall returns.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class II	Morningstar Global Markets Index	MSCI All Country World Small Cap Index (net dividends)
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,985	$9,796	$9,896
12/31/2016	$10,153	$10,601	$11,043
12/31/2017	$12,734	$13,132	$13,672
12/31/2018	$11,346	$11,842	$11,705
12/31/2019	$14,866	$14,949	$14,590
12/31/2020	$19,210	$17,351	$16,973
12/31/2021	$20,419	$20,440	$19,704
12/31/2022	$14,324	$16,697	$16,026
12/31/2023	$16,575	$20,292	$18,724
12/31/2024	$16,895	$23,601	$20,159

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class II	1.93%	2.59%	5.38%
Morningstar Global Markets Index	16.31%	9.56%	8.97%
MSCI All Country World Small Cap Index (net dividends)	7.66%	6.68%	7.26%

Key Fund Statistics

Total Net Assets	$53,905,909
# of Portfolio Holdings	1
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$0

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Global Equity Fund	100.1%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Fund invests substantially all of its assets in Class 1 shares of the Global Small Capitalization Fund, a series of the American Funds Insurance Series® (Underlying Fund).The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Growth Fund

Service Class II

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP American Growth Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class II	$69	0.60%

How did the Fund perform last year and what affected its performance?

During the Fund's fiscal year, U.S. economic growth remained solid driven by strong consumer spending. Headwinds to the market included uncertainty surrounding the presidential election, higher interest rates and slowing job growth. However, the market appeared largely unbothered by inflation remaining above the U.S. Federal Reserve’s (Fed) target as well as an expanding government budget deficit. Speculation surrounding the pace and magnitude of the Fed’s rate cuts was a primary driver of market returns.

  Overall, most sectors added to the Fund’s positive results with communication services and information technology holdings leading the way. Likewise, returns among the Fund’s consumer discretionary and financials holdings surpassed those of the overall portfolio, contributing to relative results.

  In terms of detractors, holdings in the energy and consumer staples sectors weighed on the Fund’s relative results.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class II	Morningstar US Market Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,647	$10,069	$9,999
12/31/2016	$11,616	$11,321	$11,351
12/31/2017	$14,848	$13,753	$13,829
12/31/2018	$14,753	$13,058	$13,223
12/31/2019	$19,223	$17,135	$17,386
12/31/2020	$29,131	$20,717	$20,585
12/31/2021	$35,417	$26,058	$26,494
12/31/2022	$24,725	$20,995	$21,696
12/31/2023	$34,118	$26,545	$27,399
12/31/2024	$44,758	$32,941	$34,254

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class II	31.19%	18.42%	16.17%
Morningstar US Market Index	24.09%	13.96%	12.66%
S&P 500® Index	25.02%	14.53%	13.10%

Key Fund Statistics

Total Net Assets	$2,343,830,028
# of Portfolio Holdings	1
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$0

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Fund	100.1%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

The Fund invests substantially all of its assets in Class 1 shares of the Growth Fund, a series of the American Funds Insurance Series® (Underlying Fund). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Growth-Income Fund

Service Class II

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP American Growth-Income Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class II	$67	0.60%

How did the Fund perform last year and what affected its performance?

During the Fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending despite uncertainties of the presidential election, high interest rates and a slowing labor market. Inflation declined but stayed above the U.S. Federal Reserve’s (Fed’s) target. Government spending grew rapidly, partly due to federal grants. U.S. exports remained flat over the past while imports increased. Communication services and information technology were the top-returning sectors.

  Within the Fund, most sectors added positive returns to the portfolio, with communication services, information technology and consumer discretionary holdings particularly additive. Financials and utilities companies also saw returns surpassing those of the overall portfolio.

  Conversely, holdings in materials posted negative overall returns. Holdings in health care and real estate shares, while still positive, contributed less than the broader Fund’s overall return.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class II	Morningstar US Market Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,112	$10,069	$9,999
12/31/2016	$11,240	$11,321	$11,351
12/31/2017	$13,708	$13,753	$13,829
12/31/2018	$13,413	$13,058	$13,223
12/31/2019	$16,860	$17,135	$17,386
12/31/2020	$19,076	$20,717	$20,585
12/31/2021	$23,594	$26,058	$26,494
12/31/2022	$19,630	$20,995	$21,696
12/31/2023	$24,679	$26,545	$27,399
12/31/2024	$30,555	$32,941	$34,254

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class II	23.81%	12.63%	11.82%
Morningstar US Market Index	24.09%	13.96%	12.66%
S&P 500® Index	25.02%	14.53%	13.10%

Key Fund Statistics

Total Net Assets	$1,695,237,849
# of Portfolio Holdings	1
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$0

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Fund	100.1%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

The Fund invests substantially all of its assets in Class 1 shares of the Growth-Income Fund, a series of the American Funds Insurance Series® (Underlying Fund). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American International Fund

Service Class II

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP American International Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class II	$64	0.63%

How did the Fund perform last year and what affected its performance?

During the Fund's fiscal year, Europe’s gross domestic product increased modestly, and inflation rose at year end. The UK economy rebounded in early 2024 but growth slowed in the three months to October. Japan saw modest growth after first-quarter contraction. China faced stagnant consumption, a property crisis and rising debt. India saw strong growth but struggled with inflation.

  Most sectors added to the Fund’s positive returns, particularly communication services, information technology and industrials. Likewise, utilities and consumer discretionary returns surpassed those of the overall portfolio. Financials and consumer staples were also positive, though below the Fund’s return. Geographically, holdings in companies listed in Canada and emerging markets were especially additive.

  Investments in the energy, real estate and materials sectors were notable detractors to overall results. Likewise, the Fund’s holdings in companies based in the other Europe (outside the eurozone), Pacific ex-Japan and UK regions posted negative overall returns.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class II	Morningstar Global Markets ex-US Index	MSCI All Country World ex USA Index (net dividends)
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,516	$9,635	$9,434
12/31/2016	$9,816	$10,160	$9,858
12/31/2017	$12,922	$12,941	$12,538
12/31/2018	$11,178	$11,107	$10,759
12/31/2019	$13,686	$13,502	$13,073
12/31/2020	$15,543	$15,010	$14,466
12/31/2021	$15,257	$16,273	$15,597
12/31/2022	$12,042	$13,646	$13,101
12/31/2023	$13,897	$15,772	$15,147
12/31/2024	$14,279	$16,587	$15,985

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class II	2.75%	0.85%	3.63%
Morningstar Global Markets ex-US Index	5.16%	4.20%	5.19%
MSCI All Country World ex USA Index (net dividends)	5.53%	4.10%	4.80%

Key Fund Statistics

Total Net Assets	$275,419,780
# of Portfolio Holdings	1
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$0

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Fund	100.1%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

The Fund invests substantially all of its assets in Class 1 shares of the International Fund, a series of the American Funds Insurance Series® (Underlying Fund). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Global Balanced Allocation Managed Risk Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP American Global Balanced Allocation Managed Risk Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$69	0.66%

How did the Fund perform last year and what affected its performance?

The LVIP American Global Balanced Allocation Managed Risk Fund operates in a fund of funds structure and is designed to give broad exposure to global equities and fixed income securities by investing in a diversified portfolio of American Funds.

  During 2024, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund outperformed its composite benchmark for the year.

  Equity allocations to domestic growth-oriented funds contributed positively to performance. Conversely, equity allocations to domestic and global value-oriented funds generally detracted as they underperformed their respective equity indexes within the Fund’s composite benchmark for the year.

  Within fixed income, positive security selection within investment grade credit contributed to returns.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a positive impact on relative performance in 2024.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Balanced Blended Composite
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,755	$10,062	$10,055	$9,997
12/31/2016	$10,172	$10,318	$10,321	$10,626
12/31/2017	$11,361	$10,668	$10,687	$11,968
12/31/2018	$10,975	$10,682	$10,688	$11,494
12/31/2019	$12,726	$11,606	$11,620	$13,583
12/31/2020	$13,961	$12,476	$12,492	$15,487
12/31/2021	$15,214	$12,275	$12,299	$16,862
12/31/2022	$12,807	$10,680	$10,699	$14,307
12/31/2023	$14,268	$11,248	$11,291	$16,236
12/31/2024	$15,621	$11,401	$11,432	$17,635

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	9.49%	4.19%	4.56%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Balanced Blended Composite	8.61%	5.36%	5.84%

Key Fund Statistics

Total Net Assets	$1,162,586,661
# of Portfolio Holdings	26
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$3,049,907

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	45.1%
Equity Funds	33.5%
Asset Allocation Funds	10.7%
International Equity Funds	4.8%
Global Equity Funds	3.4%
Money Market Funds	2.4%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Global Balanced Allocation Managed Risk Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP American Global Balanced Allocation Managed Risk Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$33	0.31%

How did the Fund perform last year and what affected its performance?

The LVIP American Global Balanced Allocation Managed Risk Fund operates in a fund of funds structure and is designed to give broad exposure to global equities and fixed income securities by investing in a diversified portfolio of American Funds.

  During 2024, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund outperformed its composite benchmark for the year.

  Equity allocations to domestic growth-oriented funds contributed positively to performance. Conversely, equity allocations to domestic and global value-oriented funds generally detracted as they underperformed their respective equity indexes within the Fund’s composite benchmark for the year.

  Within fixed income, positive security selection within investment grade credit contributed to returns.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a positive impact on relative performance in 2024.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Balanced Blended Composite
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,790	$10,062	$10,055	$9,997
12/31/2016	$10,244	$10,318	$10,321	$10,626
12/31/2017	$11,481	$10,668	$10,687	$11,968
12/31/2018	$11,130	$10,682	$10,688	$11,494
12/31/2019	$12,951	$11,606	$11,620	$13,583
12/31/2020	$14,259	$12,476	$12,492	$15,487
12/31/2021	$15,593	$12,275	$12,299	$16,862
12/31/2022	$13,171	$10,680	$10,699	$14,307
12/31/2023	$14,725	$11,248	$11,291	$16,236
12/31/2024	$16,178	$11,401	$11,432	$17,635

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	9.86%	4.55%	4.93%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Balanced Blended Composite	8.61%	5.36%	5.84%

Key Fund Statistics

Total Net Assets	$1,162,586,661
# of Portfolio Holdings	26
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$3,049,907

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	45.1%
Equity Funds	33.5%
Asset Allocation Funds	10.7%
International Equity Funds	4.8%
Global Equity Funds	3.4%
Money Market Funds	2.4%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Global Growth Allocation Managed Risk Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP American Global Growth Allocation Managed Risk Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$70	0.66%

How did the Fund perform last year and what affected its performance?

The LVIP American Global Growth Allocation Managed Risk Fund operates in a fund of funds structure and is designed to give broad exposure to global equities and fixed income securities by investing in a diversified portfolio of American Funds.

  During 2024, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund outperformed its composite benchmark for the year.

  Equity allocations to domestic growth-oriented funds contributed positively to performance. Conversely, equity allocations to domestic and global value-oriented funds generally detracted as they underperformed their respective equity indexes within the Fund’s composite benchmark for the year.

  Within fixed income, positive security selection within investment grade credit contributed to returns.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a positive impact on relative performance in 2024.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	Russell 1000® Index	Growth Blended Composite
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,651	$10,069	$10,092	$9,941
12/31/2016	$9,934	$11,321	$11,308	$10,695
12/31/2017	$11,560	$13,753	$13,761	$12,473
12/31/2018	$11,063	$13,058	$13,102	$11,725
12/31/2019	$12,939	$17,135	$17,220	$14,269
12/31/2020	$14,298	$20,717	$20,830	$16,473
12/31/2021	$15,840	$26,058	$26,340	$18,543
12/31/2022	$12,923	$20,995	$21,302	$15,564
12/31/2023	$14,676	$26,545	$26,953	$18,119
12/31/2024	$16,418	$32,941	$33,560	$20,121

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	11.87%	4.88%	5.08%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 1000® Index	24.51%	14.28%	12.87%
Growth Blended Composite	11.05%	7.12%	7.24%

Key Fund Statistics

Total Net Assets	$2,322,851,266
# of Portfolio Holdings	25
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$6,093,600

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	45.0%
Fixed Income Funds	26.5%
International Equity Funds	14.0%
Asset Allocation Funds	5.8%
Global Equity Funds	5.7%
Money Market Funds	2.9%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Global Growth Allocation Managed Risk Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP American Global Growth Allocation Managed Risk Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$33	0.31%

How did the Fund perform last year and what affected its performance?

The LVIP American Global Growth Allocation Managed Risk Fund operates in a fund of funds structure and is designed to give broad exposure to global equities and fixed income securities by investing in a diversified portfolio of American Funds.

  During 2024, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund outperformed its composite benchmark for the year.

  Equity allocations to domestic growth-oriented funds contributed positively to performance. Conversely, equity allocations to domestic and global value-oriented funds generally detracted as they underperformed their respective equity indexes within the Fund’s composite benchmark for the year.

  Within fixed income, positive security selection within investment grade credit contributed to returns.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a positive impact on relative performance in 2024.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	Russell 1000® Index	Growth Blended Composite
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,684	$10,069	$10,092	$9,941
12/31/2016	$10,005	$11,321	$11,308	$10,695
12/31/2017	$11,682	$13,753	$13,761	$12,473
12/31/2018	$11,219	$13,058	$13,102	$11,725
12/31/2019	$13,167	$17,135	$17,220	$14,269
12/31/2020	$14,602	$20,717	$20,830	$16,473
12/31/2021	$16,233	$26,058	$26,340	$18,543
12/31/2022	$13,290	$20,995	$21,302	$15,564
12/31/2023	$15,146	$26,545	$26,953	$18,119
12/31/2024	$17,003	$32,941	$33,560	$20,121

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	12.26%	5.25%	5.45%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 1000® Index	24.51%	14.28%	12.87%
Growth Blended Composite	11.05%	7.12%	7.24%

Key Fund Statistics

Total Net Assets	$2,322,851,266
# of Portfolio Holdings	25
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$6,093,600

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	45.0%
Fixed Income Funds	26.5%
International Equity Funds	14.0%
Asset Allocation Funds	5.8%
Global Equity Funds	5.7%
Money Market Funds	2.9%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Preservation Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP American Preservation Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$60	0.59%

How did the Fund perform last year and what affected its performance?

The Fund operates under a fund of funds structure, investing all its assets in mutual funds (“underlying funds”). The underlying funds invest predominantly in short-term and medium-term U.S. investment grade fixed income securities.

  During the calendar year 2024, resilient economic data and healthy corporate fundamentals pushed treasury yields higher and kept credit spreads tight.

  The Fund’s longer duration profile weighed on relative performance versus the benchmark, as interest rates moved higher.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Government/Credit 1-5 Year A+ Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,996	$10,062	$10,103
12/31/2016	$10,153	$10,318	$10,228
12/31/2017	$10,287	$10,668	$10,330
12/31/2018	$10,340	$10,682	$10,482
12/31/2019	$10,760	$11,606	$10,963
12/31/2020	$11,345	$12,476	$11,463
12/31/2021	$11,247	$12,275	$11,338
12/31/2022	$10,463	$10,680	$10,717
12/31/2023	$10,854	$11,248	$11,215
12/31/2024	$11,167	$11,401	$11,614

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	2.88%	0.75%	1.11%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
Bloomberg U.S. Government/Credit 1-5 Year A+ Index	3.55%	1.16%	1.51%

Key Fund Statistics

Total Net Assets	$603,477,672
# of Portfolio Holdings	7
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$1,124,048

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	97.0%
Money Market Funds	3.0%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Preservation Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP American Preservation Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$24	0.24%

How did the Fund perform last year and what affected its performance?

The Fund operates under a fund of funds structure, investing all its assets in mutual funds (“underlying funds”). The underlying funds invest predominantly in short-term and medium-term U.S. investment grade fixed income securities.

  During the calendar year 2024, resilient economic data and healthy corporate fundamentals pushed treasury yields higher and kept credit spreads tight.

  The Fund’s longer duration profile weighed on relative performance versus the benchmark, as interest rates moved higher.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Government/Credit 1-5 Year A+ Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,031	$10,062	$9,999
12/31/2016	$10,223	$10,318	$10,228
12/31/2017	$10,396	$10,668	$10,330
12/31/2018	$10,485	$10,682	$10,482
12/31/2019	$10,947	$11,606	$10,963
12/31/2020	$11,584	$12,476	$11,463
12/31/2021	$11,524	$12,275	$11,338
12/31/2022	$10,758	$10,680	$10,717
12/31/2023	$11,199	$11,248	$11,215
12/31/2024	$11,563	$11,401	$11,614

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	3.25%	1.10%	1.46%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
Bloomberg U.S. Government/Credit 1-5 Year A+ Index	3.55%	1.16%	1.51%

Key Fund Statistics

Total Net Assets	$603,477,672
# of Portfolio Holdings	7
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$1,124,048

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	97.0%
Money Market Funds	3.0%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Baron Growth Opportunities Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Baron Growth Opportunities Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$117	1.14%

How did the Fund perform last year and what affected its performance?

For the year, the Fund trailed the Russell 2000 Growth Index because adverse stock selection and headwinds from style biases overshadowed positive impacts from differences in sector/sub-industry weights. From a style perspective, the Fund's underexposure to the top performing Beta and Residual Volatility factors proved costly. Stock selection was negative across most sectors, led by investments in Financials, IT, Consumer Discretionary, and Health Care.

  Weakness in Financials was driven by Arch Capital Group Ltd., whose shares were down double digits for the year.

  Gartner, Inc. and Guidewire Software, Inc. were mostly responsible for the relative losses in the IT sector.

  Performance in Consumer Discretionary was hindered by declines from Bright Horizons Family Solutions, Inc. and Red Rock Resorts, Inc.

  A handful of holdings weighed on performance in Health Care, namely IDEXX Laboratories, Inc. and Mettler-Toledo International Inc.

All of the material detractors mentioned were still held as of year-end and were among the top 30 positions. Somewhat offsetting the above were favorable impacts from active sector/sub-industry weights, particularly meaningfully higher exposure to the better performing Financials sector and lack of exposure to lagging biotechnology stocks within Health Care.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	Russell 2000® Growth Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,523	$10,069	$9,862
12/31/2016	$10,053	$11,321	$10,978
12/31/2017	$12,792	$13,753	$13,411
12/31/2018	$12,288	$13,058	$12,163
12/31/2019	$16,759	$17,135	$15,628
12/31/2020	$22,471	$20,717	$21,040
12/31/2021	$26,677	$26,058	$21,636
12/31/2022	$19,787	$20,995	$15,933
12/31/2023	$23,310	$26,545	$18,906
12/31/2024	$24,579	$32,941	$21,772

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	5.44%	7.96%	9.41%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 2000® Growth Index	15.15%	6.86%	8.09%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$828,978,752
# of Portfolio Holdings	39
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$7,189,100

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	99.8%
Money Market Fund	0.4%
Other	(0.2%)

Top 5 Industries (Equity)

Capital Markets	21.2%
Insurance	18.3%
Hotels, Restaurants & Leisure	11.6%
Software	10.7%
IT Services	9.1%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Baron Growth Opportunities Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Baron Growth Opportunities Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$92	0.89%

How did the Fund perform last year and what affected its performance?

For the year, the Fund trailed the Russell 2000 Growth Index because adverse stock selection and headwinds from style biases overshadowed positive impacts from differences in sector/sub-industry weights. From a style perspective, the Fund's underexposure to the top performing Beta and Residual Volatility factors proved costly. Stock selection was negative across most sectors, led by investments in Financials, IT, Consumer Discretionary, and Health Care.

  Weakness in Financials was driven by Arch Capital Group Ltd., whose shares were down double digits for the year.

  Gartner, Inc. and Guidewire Software, Inc. were mostly responsible for the relative losses in the IT sector.

  Performance in Consumer Discretionary was hindered by declines from Bright Horizons Family Solutions, Inc. and Red Rock Resorts, Inc.

  A handful of holdings weighed on performance in Health Care, namely IDEXX Laboratories, Inc. and Mettler-Toledo International Inc.

All of the material detractors mentioned were still held as of year-end and were among the top 30 positions. Somewhat offsetting the above were favorable impacts from active sector/sub-industry weights, particularly meaningfully higher exposure to the better performing Financials sector and lack of exposure to lagging biotechnology stocks within Health Care.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	Russell 2000® Growth Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,547	$10,069	$9,862
12/31/2016	$10,104	$11,321	$10,978
12/31/2017	$12,888	$13,753	$13,411
12/31/2018	$12,412	$13,058	$12,163
12/31/2019	$16,970	$17,135	$15,628
12/31/2020	$22,810	$20,717	$21,040
12/31/2021	$27,147	$26,058	$21,636
12/31/2022	$20,186	$20,995	$15,933
12/31/2023	$23,840	$26,545	$18,906
12/31/2024	$25,201	$32,941	$21,772

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	5.71%	8.23%	9.68%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 2000® Growth Index	15.15%	6.86%	8.09%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$828,978,752
# of Portfolio Holdings	39
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$7,189,100

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	99.8%
Money Market Fund	0.4%
Other	(0.2%)

Top 5 Industries (Equity)

Capital Markets	21.2%
Insurance	18.3%
Hotels, Restaurants & Leisure	11.6%
Software	10.7%
IT Services	9.1%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP BlackRock Dividend Value Managed Volatility Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP BlackRock Dividend Value Managed Volatility Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$94	0.89%

How did the Fund perform last year and what affected its performance?

U.S. equity markets exhibited strong performance in 2024 driven by AI excitement, rate cuts and the end of the election cycle. During the year, the U.S. Federal Reserve implemented a total of 100 basis points in rate cuts, including a 50 basis point cut in September and another 50 basis points of reductions throughout November and December. Within the Russell 1000 Value Index, the Utilities, Energy, and Information Technology sectors were the best performers.

  The largest contributor to relative performance was stock selection in the Industrials sector.

  The Fund's returns were also positively influenced by stock selection in the Consumer Discretionary sector.

  Stock selection in the Financials sector also had a beneficial impact relative to the benchmark. Within the Russell 1000 Value Index, the Industrials, Health Care, and Consumer Discretionary sectors performed the worst.

  The largest detractor was security selection in the Health Care sector.

  Stock selection in the Consumer Staples and Information Technology sectors also detracted during the period.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a neutral impact on relative performance in 2024.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	Russell 1000® Value Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,491	$10,069	$9,617
12/31/2016	$10,599	$11,321	$11,285
12/31/2017	$12,310	$13,753	$12,827
12/31/2018	$11,308	$13,058	$11,767
12/31/2019	$13,377	$17,135	$14,890
12/31/2020	$13,493	$20,717	$15,306
12/31/2021	$16,565	$26,058	$19,157
12/31/2022	$16,145	$20,995	$17,713
12/31/2023	$17,618	$26,545	$19,743
12/31/2024	$19,595	$32,941	$22,580

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	11.22%	7.93%	6.96%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 1000® Value Index	14.37%	8.68%	8.49%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$1,716,335,382
# of Portfolio Holdings	190
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$10,176,783

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	92.7%
Money Market Fund	6.7%
Preferred Stocks	0.2%
Other	0.4%

Top 5 Industries (Equity)

Banks	12.5%
Electric Utilities	6.3%
Health Care Providers & Services	6.1%
Insurance	5.2%
Oil, Gas & Consumable Fuels	5.2%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP BlackRock Dividend Value Managed Volatility Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP BlackRock Dividend Value Managed Volatility Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$68	0.64%

How did the Fund perform last year and what affected its performance?

U.S. equity markets exhibited strong performance in 2024 driven by AI excitement, rate cuts and the end of the election cycle. During the year, the U.S. Federal Reserve implemented a total of 100 basis points in rate cuts, including a 50 basis point cut in September and another 50 basis points of reductions throughout November and December. Within the Russell 1000 Value Index, the Utilities, Energy, and Information Technology sectors were the best performers.

  The largest contributor to relative performance was stock selection in the Industrials sector.

  The Fund's returns were also positively influenced by stock selection in the Consumer Discretionary sector.

  Stock selection in the Financials sector also had a beneficial impact relative to the benchmark. Within the Russell 1000 Value Index, the Industrials, Health Care, and Consumer Discretionary sectors performed the worst.

  The largest detractor was security selection in the Health Care sector.

  Stock selection in the Consumer Staples and Information Technology sectors also detracted during the period.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a neutral impact on relative performance in 2024.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	Russell 1000® Value Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,513	$10,069	$9,617
12/31/2016	$10,652	$11,321	$11,285
12/31/2017	$12,401	$13,753	$12,827
12/31/2018	$11,421	$13,058	$11,767
12/31/2019	$13,544	$17,135	$14,890
12/31/2020	$13,695	$20,717	$15,306
12/31/2021	$16,855	$26,058	$19,157
12/31/2022	$16,470	$20,995	$17,713
12/31/2023	$18,017	$26,545	$19,743
12/31/2024	$20,088	$32,941	$22,580

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	11.50%	8.20%	7.22%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 1000® Value Index	14.37%	8.68%	8.49%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$1,716,335,382
# of Portfolio Holdings	190
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$10,176,783

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	92.7%
Money Market Fund	6.7%
Preferred Stocks	0.2%
Other	0.4%

Top 5 Industries (Equity)

Banks	12.5%
Electric Utilities	6.3%
Health Care Providers & Services	6.1%
Insurance	5.2%
Oil, Gas & Consumable Fuels	5.2%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP BlackRock Global Allocation Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP BlackRock Global Allocation Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$100	0.96%

How did the Fund perform last year and what affected its performance?

Equity market performance was defined by multiple expansion, resilient growth and strong fundamentals in select market leaders. U.S. equities led, powered by stronger economic growth. Japanese equities were more volatile, European equities lagged on weak growth. Long-term U.S. Treasuries were down on stickier inflation, non-U.S. developed sovereigns were challenged and credit spreads tightened.

  A broad overweight to equities and underweight to fixed income was additive, along with selection in consumer staples and utilities.

  An overweight to information technology and underweight to materials and real estate positively impacted performance.

  Within fixed income, exposure to credit, notably high yield bonds, contributed as did CMBS, to a lesser degree.

  Stock selection in consumer discretionary, communication services and industrials detracted, as well as an energy overweight. Exposure to Japanese Index Futures to manage regional allocation weighed on returns (notably in the second half of the year). Exposure to European and U.S. rate derivatives to manage duration as well as currency management (overweight JPY) detracted.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	S&P 500® Index	BlackRock Global Allocation Composite
4/29/2019	$10,000	$10,000	$10,000	$9,999
12/31/2019	$10,784	$11,079	$11,143	$10,802
12/31/2020	$12,834	$13,395	$13,193	$12,326
12/31/2021	$13,772	$16,849	$16,980	$13,587
12/31/2022	$11,626	$13,575	$13,905	$11,462
12/31/2023	$13,177	$17,164	$17,560	$13,259
12/31/2024	$14,394	$21,299	$21,953	$14,482

Average Annual Total Returns (%)

	1 year	5 years	Since Inception 4/29/2019
Service Class	9.23%	5.94%	6.63%
Morningstar US Market Index	24.09%	13.96%	14.24%
S&P 500® Index	25.02%	14.53%	14.85%
BlackRock Global Allocation Composite	9.22%	6.04%	6.74%

Key Fund Statistics

Total Net Assets	$2,035,467,827
# of Portfolio Holdings	2,235
Portfolio Turnover Rate	149%
Total Advisory Fees Paid	$13,163,517

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	65.2%
Corporate Bonds	8.5%
Short-Term Investments	8.0%
Loan Agreements	3.7%
Sovereign Bonds	2.6%
Money Market Fund	2.2%
Exchange-Traded Funds	1.8%
Non-Agency Commercial Mortgage-Backed Securities	1.5%
Non-Agency Asset-Backed Securities	1.4%
U.S. Treasury Obligations	1.1%
Other	4.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP BlackRock Global Allocation Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP BlackRock Global Allocation Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$74	0.71%

How did the Fund perform last year and what affected its performance?

Equity market performance was defined by multiple expansion, resilient growth and strong fundamentals in select market leaders. U.S. equities led, powered by stronger economic growth. Japanese equities were more volatile, European equities lagged on weak growth. Long-term U.S. Treasuries were down on stickier inflation, non-U.S. developed sovereigns were challenged and credit spreads tightened.

  A broad overweight to equities and underweight to fixed income was additive, along with selection in consumer staples and utilities.

  An overweight to information technology and underweight to materials and real estate positively impacted performance.

  Within fixed income, exposure to credit, notably high yield bonds, contributed as did CMBS, to a lesser degree.

  Stock selection in consumer discretionary, communication services and industrials detracted, as well as an energy overweight. Exposure to Japanese Index Futures to manage regional allocation weighed on returns (notably in the second half of the year). Exposure to European and U.S. rate derivatives to manage duration as well as currency management (overweight JPY) detracted.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	S&P 500® Index	BlackRock Global Allocation Composite
4/29/2019	$10,000	$10,000	$10,000	$10,000
12/31/2019	$10,800	$11,079	$11,143	$9,999
12/31/2020	$12,878	$13,395	$13,193	$12,326
12/31/2021	$13,850	$16,849	$16,980	$13,587
12/31/2022	$11,720	$13,575	$13,905	$11,462
12/31/2023	$13,316	$17,164	$17,560	$13,259
12/31/2024	$14,582	$21,299	$21,953	$14,482

Average Annual Total Returns (%)

	1 year	5 years	Since Inception 4/29/2019
Standard Class	9.51%	6.19%	6.87%
Morningstar US Market Index	24.09%	13.96%	14.24%
S&P 500® Index	25.02%	14.53%	14.85%
BlackRock Global Allocation Composite	9.22%	6.04%	6.74%

Key Fund Statistics

Total Net Assets	$2,035,467,827
# of Portfolio Holdings	2,235
Portfolio Turnover Rate	149%
Total Advisory Fees Paid	$13,163,517

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	65.2%
Corporate Bonds	8.5%
Short-Term Investments	8.0%
Loan Agreements	3.7%
Sovereign Bonds	2.6%
Money Market Fund	2.2%
Exchange-Traded Funds	1.8%
Non-Agency Commercial Mortgage-Backed Securities	1.5%
Non-Agency Asset-Backed Securities	1.4%
U.S. Treasury Obligations	1.1%
Other	4.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP BlackRock Global Allocation Managed Risk Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP BlackRock Global Allocation Managed Risk Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$52	0.50%

How did the Fund perform last year and what affected its performance?

Equity market performance was defined by multiple expansion, resilient growth and strong fundamentals in select market leaders. U.S. equities led, powered by stronger economic growth. Japanese equities were more volatile, European equities lagged on weak growth. Long-term U.S. Treasuries were down on stickier inflation, non-U.S. developed sovereigns were challenged and credit spreads tightened.

  A broad overweight to equities and underweight to fixed income was additive, along with selection in consumer staples and utilities.

  An overweight to information technology and underweight to materials and real estate positively impacted performance.

  Within fixed income, exposure to credit, notably high yield bonds, contributed as did CMBS, to a lesser degree.

  Stock selection in consumer discretionary, communication services and industrials detracted, as well as an energy overweight.

  Exposure to Japanese Index Futures to manage regional allocation weighed on returns (notably in the second half of the year).

  Exposure to European and U.S. rate derivatives to manage duration as well as currency management (overweight JPY) detracted.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a positive impact on relative performance in 2024.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	S&P 500® Index	BlackRock Global Allocation Composite
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,534	$10,069	$10,138	$9,917
12/31/2016	$9,773	$11,321	$11,351	$10,513
12/31/2017	$11,024	$13,753	$13,829	$12,169
12/31/2018	$10,191	$13,058	$13,223	$11,613
12/31/2019	$11,844	$17,135	$17,386	$13,790
12/31/2020	$13,077	$20,717	$20,585	$15,735
12/31/2021	$14,040	$26,058	$26,494	$17,345
12/31/2022	$11,504	$20,995	$21,696	$14,632
12/31/2023	$12,798	$26,545	$27,399	$16,926
12/31/2024	$13,978	$32,941	$34,254	$18,487

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	9.22%	3.37%	3.41%
Morningstar US Market Index	24.09%	13.96%	12.66%
S&P 500® Index	25.02%	14.53%	13.10%
BlackRock Global Allocation Composite	9.22%	6.04%	6.34%

Key Fund Statistics

Total Net Assets	$642,756,286
# of Portfolio Holdings	14
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$507,943

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Global Multi-Asset Funds	96.9%
Money Market Funds	2.9%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP BlackRock Global Allocation Managed Risk Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP BlackRock Global Allocation Managed Risk Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$16	0.15%

How did the Fund perform last year and what affected its performance?

Equity market performance was defined by multiple expansion, resilient growth and strong fundamentals in select market leaders. U.S. equities led, powered by stronger economic growth. Japanese equities were more volatile, European equities lagged on weak growth. Long-term U.S. Treasuries were down on stickier inflation, non-U.S. developed sovereigns were challenged and credit spreads tightened.

  A broad overweight to equities and underweight to fixed income was additive, along with selection in consumer staples and utilities.

  An overweight to information technology and underweight to materials and real estate positively impacted performance.

  Within fixed income, exposure to credit, notably high yield bonds, contributed as did CMBS, to a lesser degree.

  Stock selection in consumer discretionary, communication services and industrials detracted, as well as an energy overweight.

  Exposure to Japanese Index Futures to manage regional allocation weighed on returns (notably in the second half of the year).

  Exposure to European and U.S. rate derivatives to manage duration as well as currency management (overweight JPY) detracted.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a positive impact on relative performance in 2024.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	S&P 500® Index	BlackRock Global Allocation Composite
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,568	$10,069	$10,138	$9,917
12/31/2016	$9,841	$11,321	$11,351	$10,513
12/31/2017	$11,140	$13,753	$13,829	$12,169
12/31/2018	$10,334	$13,058	$13,223	$11,613
12/31/2019	$12,052	$17,135	$17,386	$13,790
12/31/2020	$13,355	$20,717	$20,585	$15,735
12/31/2021	$14,388	$26,058	$26,494	$17,345
12/31/2022	$11,830	$20,995	$21,696	$14,632
12/31/2023	$13,209	$26,545	$27,399	$16,926
12/31/2024	$14,477	$32,941	$34,254	$18,487

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	9.60%	3.73%	3.77%
Morningstar US Market Index	24.09%	13.96%	12.66%
S&P 500® Index	25.02%	14.53%	13.10%
BlackRock Global Allocation Composite	9.22%	6.04%	6.34%

Key Fund Statistics

Total Net Assets	$642,756,286
# of Portfolio Holdings	14
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$507,943

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Global Multi-Asset Funds	96.9%
Money Market Funds	2.9%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$71	0.67%

How did the Fund perform last year and what affected its performance?

The U.S. equity market experienced a steady rally with the S&P 500 Index reaching all-time-highs (ATH) 57 times throughout the year. The U.S. Federal Reserve began the easing cycle in September and the credit market remained strong all year. Emerging market and developed non-US equity performance was modestly positive in 2024, even after the fourth quarter sell-off.

  In 2024 the Fund's performance was driven by broad U.S. large-cap equities, with IVV being the largest contributor to return. The U.S. Min Vol strategy also performed well, and was the second largest contributor to return. Mid-cap and small-cap U.S. equities had positive returns but underperformed U.S. large-cap, even after the summer's small-cap rally.

  The lowest contributors to performance in 2024 were mortgage-backed securities, U.S. Treasury and U.S. investment grade although all contributed positively.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a neutral impact on relative performance in 2024.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	BlackRock Global Growth ETF Alloc Composite
5/2/2016	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,207	$9,917	$9,925	$10,379
12/31/2017	$11,630	$10,254	$10,276	$11,949
12/31/2018	$11,242	$10,268	$10,277	$11,625
12/31/2019	$13,226	$11,156	$11,173	$13,926
12/31/2020	$13,440	$11,992	$12,012	$15,419
12/31/2021	$15,094	$11,799	$11,827	$17,367
12/31/2022	$12,556	$10,266	$10,288	$14,927
12/31/2023	$13,973	$10,812	$10,857	$16,834
12/31/2024	$15,481	$10,959	$10,992	$18,715

Average Annual Total Returns (%)

	1 year	5 years	Since Inception 5/2/2016
Service Class	10.79%	3.20%	5.17%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.06%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.10%
BlackRock Global Growth ETF Alloc Composite	11.18%	6.09%	7.50%

Key Fund Statistics

Total Net Assets	$446,378,952
# of Portfolio Holdings	24
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$1,115,407

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	49.9%
Fixed Income Funds	29.2%
International Equity Funds	17.8%
Money Market Funds	2.8%
Other	0.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$34	0.32%

How did the Fund perform last year and what affected its performance?

The U.S. equity market experienced a steady rally with the S&P 500 Index reaching all-time-highs (ATH) 57 times throughout the year. The U.S. Federal Reserve began the easing cycle in September and the credit market remained strong all year. Emerging market and developed non-US equity performance was modestly positive in 2024, even after the fourth quarter sell-off.

  In 2024 the Fund's performance was driven by broad U.S. large-cap equities, with IVV being the largest contributor to return. The U.S. Min Vol strategy also performed well, and was the second largest contributor to return. Mid-cap and small-cap U.S. equities had positive returns but underperformed U.S. large-cap, even after the summer's small-cap rally.

  The lowest contributors to performance in 2024 were mortgage-backed securities, U.S. Treasury and U.S. investment grade although all contributed positively.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a neutral impact on relative performance in 2024.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	BlackRock Global Growth ETF Alloc Composite
5/2/2016	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,230	$9,917	$9,925	$10,379
12/31/2017	$11,699	$10,254	$10,276	$11,949
12/31/2018	$11,347	$10,268	$10,277	$11,625
12/31/2019	$13,396	$11,156	$11,173	$13,926
12/31/2020	$13,662	$11,992	$12,012	$15,419
12/31/2021	$15,396	$11,799	$11,827	$17,367
12/31/2022	$12,853	$10,266	$10,288	$14,927
12/31/2023	$14,354	$10,812	$10,857	$16,834
12/31/2024	$15,957	$10,959	$10,992	$18,715

Average Annual Total Returns (%)

	1 year	5 years	Since Inception 5/2/2016
Standard Class	11.17%	3.56%	5.54%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.06%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.10%
BlackRock Global Growth ETF Alloc Composite	11.18%	6.09%	7.50%

Key Fund Statistics

Total Net Assets	$446,378,952
# of Portfolio Holdings	24
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$1,115,407

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	49.9%
Fixed Income Funds	29.2%
International Equity Funds	17.8%
Money Market Funds	2.8%
Other	0.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP BlackRock Inflation Protected Bond Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP BlackRock Inflation Protected Bond Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$114	1.13%

How did the Fund perform last year and what affected its performance?

The performance of the Fund and its underlying funds was impacted by varied market conditions during 2024, most notably the large shifts in the US political landscape and the steady decline in inflationary pressures following historically high levels in 2020.

  During 2024, the Fund's overweight position in rental-linked securities contributed most positively to performance, as increasing rental prices and a broad positive risk sentiment led to ongoing strong performance across 2024.

  The Fund's overweight position in agency MBS positively contributed performance, as the U.S. Federal Reserve cut rates twice in the fourth quarter.

  The Fund's long position in EU and UK rates detracted from performance, as spreads widened across the regions.

  The Fund's position in emerging market debt also detracted from performance, as ongoing fiscal and political concerns remain heightened, causing spreads to widen over the year.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar Global Core Bond Index	Bloomberg World Government 1-10 year Inflation-Linked Bond Index USD hedged
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,693	$9,687	$9,968
12/31/2016	$10,013	$9,894	$10,412
12/31/2017	$10,207	$10,589	$10,659
12/31/2018	$10,209	$10,475	$10,742
12/31/2019	$10,783	$11,166	$11,407
12/31/2020	$11,324	$12,187	$12,072
12/31/2021	$11,823	$11,489	$12,755
12/31/2022	$11,238	$9,491	$12,115
12/31/2023	$11,779	$9,982	$12,786
12/31/2024	$12,059	$9,796	$13,169

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	2.38%	2.26%	1.89%
Morningstar Global Core Bond Index	(1.86%)	(2.58%)	(0.21%)
Bloomberg World Government 1-10 year Inflation-Linked Bond Index USD hedged	3.00%	2.91%	2.79%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$1,201,957,516
# of Portfolio Holdings	265
Portfolio Turnover Rate	235%
Total Advisory Fees Paid	$5,096,646

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Asset Allocation

U.S. Treasury Obligations	58.9%
Sovereign Bonds	39.1%
Agency Mortgage-Backed Securities	4.5%
Non-Agency Asset-Backed Securities	2.5%
Corporate Bonds	1.4%
Non-Agency Collateralized Mortgage Obligations	1.2%
Non-Agency Commercial Mortgage-Backed Securities	1.1%
Supranational Banks	0.8%
Money Market Fund	0.5%
Options	0.1%
Other	(10.1%)

Top 5 Countries (Fixed Income)

United States	69.5%
United Kingdom	11.6%
France	8.7%
Italy	5.7%
Japan	3.2%

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	57.9%
AAA	7.4%
AA	18.7%
A	3.2%
BBB	9.1%
Not Rated	3.7%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP BlackRock Inflation Protected Bond Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP BlackRock Inflation Protected Bond Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$89	0.88%

How did the Fund perform last year and what affected its performance?

The performance of the Fund and its underlying funds was impacted by varied market conditions during 2024, most notably the large shifts in the US political landscape and the steady decline in inflationary pressures following historically high levels in 2020.

  During 2024, the Fund's overweight position in rental-linked securities contributed most positively to performance, as increasing rental prices and a broad positive risk sentiment led to ongoing strong performance across 2024.

  The Fund's overweight position in agency MBS positively contributed performance, as the U.S. Federal Reserve cut rates twice in the fourth quarter.

  The Fund's long position in EU and UK rates detracted from performance, as spreads widened across the regions.

  The Fund's position in emerging market debt also detracted from performance, as ongoing fiscal and political concerns remain heightened, causing spreads to widen over the year.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar Global Core Bond Index	Bloomberg World Government 1-10 year Inflation-Linked Bond Index USD hedged
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,718	$9,687	$9,968
12/31/2016	$10,065	$9,894	$10,412
12/31/2017	$10,284	$10,589	$10,659
12/31/2018	$10,312	$10,475	$10,742
12/31/2019	$10,920	$11,166	$11,407
12/31/2020	$11,496	$12,187	$12,072
12/31/2021	$12,033	$11,489	$12,755
12/31/2022	$11,467	$9,491	$12,115
12/31/2023	$12,049	$9,982	$12,786
12/31/2024	$12,366	$9,796	$13,169

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	2.64%	2.52%	2.15%
Morningstar Global Core Bond Index	(1.86%)	(2.58%)	(0.21%)
Bloomberg World Government 1-10 year Inflation-Linked Bond Index USD hedged	3.00%	2.91%	2.79%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$1,201,957,516
# of Portfolio Holdings	265
Portfolio Turnover Rate	235%
Total Advisory Fees Paid	$5,096,646

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Asset Allocation

U.S. Treasury Obligations	58.9%
Sovereign Bonds	39.1%
Agency Mortgage-Backed Securities	4.5%
Non-Agency Asset-Backed Securities	2.5%
Corporate Bonds	1.4%
Non-Agency Collateralized Mortgage Obligations	1.2%
Non-Agency Commercial Mortgage-Backed Securities	1.1%
Supranational Banks	0.8%
Money Market Fund	0.5%
Options	0.1%
Other	(10.1%)

Top 5 Countries (Fixed Income)

United States	69.5%
United Kingdom	11.6%
France	8.7%
Italy	5.7%
Japan	3.2%

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	57.9%
AAA	7.4%
AA	18.7%
A	3.2%
BBB	9.1%
Not Rated	3.7%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP BlackRock Real Estate Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP BlackRock Real Estate Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$109	1.08%

How did the Fund perform last year and what affected its performance?

The Fund's outperformance was led predominantly by stock selection, mostly coming from the Americas region.

  At the sector level, the Fund's underweight US Triple Net, overweight US Healthcare, and underweight Japanese REITs were top contributors.

  The Fund's overweight allocation to Hong Kong Developers, Hong Kong REITs and UK Student Housing were top detractors.

  On the security level, Equinix, Agree Realty, and AvalonBay Communities were top contributors.

  Link REIT, Tritax Big Box, and Unite Group were top detractors. The year was marked by significant market activity and volatility, influenced by various macroeconomic factors and geopolitical events. The U.S. 10-year Treasury yield fluctuated significantly throughout the year, and the yield movements impacted yield-sensitive sectors within the REIT market. The U.S. elections also had a profound impact on the REIT sectors, with Lodging REITs outperforming following the election results and expectations of higher inflation. Retail REITs benefited from strong third-quarter leasing results and a major acquisition in the sector. Office REITs saw better-than-expected leasing updates during the conference season in September, while Self-Storage and Industrial REITs lagged due to negative sentiment around the declining housing market and potential for higher rates. Derivatives, specifically FX forwards, were used to hedge FX exposure relative to the benchmark.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar Developed Markets Index	FTSE EPRA/NAREIT Developed Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,853	$9,934	$9,921
12/31/2016	$9,946	$10,721	$10,324
12/31/2017	$10,999	$13,133	$11,394
12/31/2018	$10,056	$11,909	$10,752
12/31/2019	$12,530	$15,167	$13,107
12/31/2020	$12,224	$17,546	$11,923
12/31/2021	$15,609	$21,162	$15,033
12/31/2022	$11,110	$17,287	$11,262
12/31/2023	$12,531	$21,249	$12,351
12/31/2024	$12,701	$24,978	$12,467

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	1.36%	0.27%	2.42%
Morningstar Developed Markets Index	17.55%	10.49%	9.59%
FTSE EPRA/NAREIT Developed Index	0.94%	(1.00%)	2.23%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$264,592,581
# of Portfolio Holdings	192
Portfolio Turnover Rate	60%
Total Advisory Fees Paid	$2,005,903

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	98.2%
Money Market Fund	1.6%
Other	0.2%

Top 5 Industries (Equity)

Specialized REITs	22.1%
Retail REITs	15.3%
Industrial REITs	13.3%
Real Estate Management & Development	13.1%
Residential REITs	11.6%

Top 5 Countries (Equity)

United States	65.0%
Japan	8.7%
Australia	5.8%
Hong Kong	4.4%
United Kingdom	3.6%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP BlackRock Real Estate Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP BlackRock Real Estate Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$84	0.83%

How did the Fund perform last year and what affected its performance?

The Fund's outperformance was led predominantly by stock selection, mostly coming from the Americas region.

  At the sector level, the Fund's underweight US Triple Net, overweight US Healthcare, and underweight Japanese REITs were top contributors.

  The Fund's overweight allocation to Hong Kong Developers, Hong Kong REITs and UK Student Housing were top detractors.

  On the security level, Equinix, Agree Realty, and AvalonBay Communities were top contributors.

  Link REIT, Tritax Big Box, and Unite Group were top detractors. The year was marked by significant market activity and volatility, influenced by various macroeconomic factors and geopolitical events. The U.S. 10-year Treasury yield fluctuated significantly throughout the year, and the yield movements impacted yield-sensitive sectors within the REIT market. The U.S. elections also had a profound impact on the REIT sectors, with Lodging REITs outperforming following the election results and expectations of higher inflation. Retail REITs benefited from strong third-quarter leasing results and a major acquisition in the sector. Office REITs saw better-than-expected leasing updates during the conference season in September, while Self-Storage and Industrial REITs lagged due to negative sentiment around the declining housing market and potential for higher rates. Derivatives, specifically FX forwards, were used to hedge FX exposure relative to the benchmark.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar Developed Markets Index	FTSE EPRA/NAREIT Developed Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,878	$9,934	$9,921
12/31/2016	$9,995	$10,721	$10,324
12/31/2017	$11,081	$13,133	$11,394
12/31/2018	$10,156	$11,909	$10,752
12/31/2019	$12,687	$15,167	$13,107
12/31/2020	$12,407	$17,546	$11,923
12/31/2021	$15,883	$21,162	$15,033
12/31/2022	$11,333	$17,287	$11,262
12/31/2023	$12,813	$21,249	$12,351
12/31/2024	$13,020	$24,978	$12,467

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	1.61%	0.52%	2.67%
Morningstar Developed Markets Index	17.55%	10.49%	9.59%
FTSE EPRA/NAREIT Developed Index	0.94%	(1.00%)	2.23%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$264,592,581
# of Portfolio Holdings	192
Portfolio Turnover Rate	60%
Total Advisory Fees Paid	$2,005,903

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	98.2%
Money Market Fund	1.6%
Other	0.2%

Top 5 Industries (Equity)

Specialized REITs	22.1%
Retail REITs	15.3%
Industrial REITs	13.3%
Real Estate Management & Development	13.1%
Residential REITs	11.6%

Top 5 Countries (Equity)

United States	65.0%
Japan	8.7%
Australia	5.8%
Hong Kong	4.4%
United Kingdom	3.6%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$70	0.66%

How did the Fund perform last year and what affected its performance?

During 2024, the U.S. equity market experienced a steady rally with the S&P 500 Index reaching all-time-highs (ATH) 57 times throughout the year. The U.S. Fed began the easing cycle in the summer and the credit market remained strong all year.

  In 2024 the Fund's performance was driven by broad U.S. large-cap equities, with IVV being the largest contributor to return. The U.S. Min Vol strategy also performed well, and was the second largest contributor to return. Mid-cap and small-cap U.S. equities had positive returns but underperformed U.S. large-cap, even after the September small-cap rally.

  The lowest contributors to performance in 2024 were mortgage-backed securities, U.S. Treasury and U.S. investment grade although all contributed positively.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a positive impact on relative performance in 2024.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	BlackRock U.S. Growth ETF Alloc Composite
5/2/2016	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,527	$9,917	$9,925	$10,675
12/31/2017	$11,906	$10,254	$10,276	$12,200
12/31/2018	$11,540	$10,268	$10,277	$11,893
12/31/2019	$13,673	$11,156	$11,173	$14,570
12/31/2020	$14,080	$11,992	$12,012	$16,500
12/31/2021	$16,088	$11,799	$11,827	$19,091
12/31/2022	$13,384	$10,266	$10,288	$16,376
12/31/2023	$14,984	$10,812	$10,857	$18,681
12/31/2024	$16,937	$10,959	$10,992	$21,166

Average Annual Total Returns (%)

	1 year	5 years	Since Inception 5/2/2016
Service Class	13.03%	4.38%	6.27%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.06%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.10%
BlackRock U.S. Growth ETF Alloc Composite	13.30%	7.75%	9.04%

Key Fund Statistics

Total Net Assets	$610,885,363
# of Portfolio Holdings	12
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$1,503,394

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	67.7%
Fixed Income Funds	29.0%
Money Market Funds	3.2%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$33	0.31%

How did the Fund perform last year and what affected its performance?

During 2024, the U.S. equity market experienced a steady rally with the S&P 500 Index reaching all-time-highs (ATH) 57 times throughout the year. The U.S. Fed began the easing cycle in the summer and the credit market remained strong all year.

  In 2024 the Fund's performance was driven by broad U.S. large-cap equities, with IVV being the largest contributor to return. The U.S. Min Vol strategy also performed well, and was the second largest contributor to return. Mid-cap and small-cap U.S. equities had positive returns but underperformed U.S. large-cap, even after the September small-cap rally.

  The lowest contributors to performance in 2024 were mortgage-backed securities, U.S. Treasury and U.S. investment grade although all contributed positively.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a positive impact on relative performance in 2024.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	BlackRock U.S. Growth ETF Alloc Composite
5/2/2016	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,552	$9,917	$9,925	$10,675
12/31/2017	$11,975	$10,254	$10,276	$12,200
12/31/2018	$11,647	$10,268	$10,277	$11,893
12/31/2019	$13,848	$11,156	$11,173	$14,570
12/31/2020	$14,311	$11,992	$12,012	$16,500
12/31/2021	$16,409	$11,799	$11,827	$19,091
12/31/2022	$13,699	$10,266	$10,288	$16,376
12/31/2023	$15,391	$10,812	$10,857	$18,681
12/31/2024	$17,457	$10,959	$10,992	$21,166

Average Annual Total Returns (%)

	1 year	5 years	Since Inception 5/2/2016
Standard Class	13.42%	4.74%	6.64%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.06%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.10%
BlackRock U.S. Growth ETF Alloc Composite	13.30%	7.75%	9.04%

Key Fund Statistics

Total Net Assets	$610,885,363
# of Portfolio Holdings	12
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$1,503,394

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	67.7%
Fixed Income Funds	29.0%
Money Market Funds	3.2%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Blended Large Cap Growth Managed Volatility Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Blended Large Cap Growth Managed Volatility Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$105	0.91%

How did the Fund perform last year and what affected its performance?

This Fund invests predominantly in large cap stocks. The Fund has exposure to both growth and quality factors through allocations to multiple strategies, with the resulting portfolio having a bias toward quality growth stocks.

  During calendar year 2024, underweight allocations to lower quality and/or more cyclically oriented equities generally detracted from benchmark relative returns amid declining interest rates and strong market index appreciation.

  The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a slightly negative impact on relative performance in 2024 due to the volatility spike and V-shaped market in the summer.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	Russell 1000® Growth Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,109	$10,069	$10,567
12/31/2016	$9,951	$11,321	$11,314
12/31/2017	$12,520	$13,753	$14,733
12/31/2018	$11,951	$13,058	$14,510
12/31/2019	$14,298	$17,135	$19,790
12/31/2020	$17,659	$20,717	$27,408
12/31/2021	$23,050	$26,058	$34,971
12/31/2022	$16,846	$20,995	$24,782
12/31/2023	$22,543	$26,545	$35,358
12/31/2024	$29,325	$32,941	$47,152

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	30.09%	15.45%	11.36%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 1000® Growth Index	33.36%	18.96%	16.78%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$1,796,702,905
# of Portfolio Holdings	122
Portfolio Turnover Rate	122%
Total Advisory Fees Paid	$10,543,321

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	94.3%
Money Market Fund	4.6%
Rights	0.0%
Other	1.1%

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	16.2%
Software	14.6%
Interactive Media & Services	11.8%
Broadline Retail	7.6%
Technology Hardware, Storage & Peripherals	6.5%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Blended Large Cap Growth Managed Volatility Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Blended Large Cap Growth Managed Volatility Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$76	0.66%

How did the Fund perform last year and what affected its performance?

This Fund invests predominantly in large cap stocks. The Fund has exposure to both growth and quality factors through allocations to multiple strategies, with the resulting portfolio having a bias toward quality growth stocks.

  During calendar year 2024, underweight allocations to lower quality and/or more cyclically oriented equities generally detracted from benchmark relative returns amid declining interest rates and strong market index appreciation.

  The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a slightly negative impact on relative performance in 2024 due to the volatility spike and V-shaped market in the summer.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	Russell 1000® Growth Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,134	$10,069	$9,999
12/31/2016	$10,001	$11,321	$11,314
12/31/2017	$12,614	$13,753	$14,733
12/31/2018	$12,070	$13,058	$14,510
12/31/2019	$14,476	$17,135	$19,790
12/31/2020	$17,924	$20,717	$27,408
12/31/2021	$23,455	$26,058	$34,971
12/31/2022	$17,185	$20,995	$24,782
12/31/2023	$23,054	$26,545	$35,358
12/31/2024	$30,065	$32,941	$47,152

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	30.41%	15.74%	11.64%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 1000® Growth Index	33.36%	18.96%	16.78%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$1,796,702,905
# of Portfolio Holdings	122
Portfolio Turnover Rate	122%
Total Advisory Fees Paid	$10,543,321

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	94.3%
Money Market Fund	4.6%
Rights	0.0%
Other	1.1%

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	16.2%
Software	14.6%
Interactive Media & Services	11.8%
Broadline Retail	7.6%
Technology Hardware, Storage & Peripherals	6.5%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Blended Mid Cap Managed Volatility Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Blended Mid Cap Managed Volatility Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$106	0.97%

How did the Fund perform last year and what affected its performance?

This Fund invests predominantly in mid cap growth stocks that are high quality yet offer above average growth potential.

  During calendar year 2024, underweight allocations to lower quality and/or more cyclically oriented equities generally detracted from benchmark relative returns amid declining interest rates and strong market index appreciation.

  The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a neutral impact on relative performance in 2024.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	Russell Midcap® Growth Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,556	$10,069	$9,980
12/31/2016	$9,748	$11,321	$10,711
12/31/2017	$12,208	$13,753	$13,418
12/31/2018	$12,224	$13,058	$12,780
12/31/2019	$15,231	$17,135	$17,314
12/31/2020	$19,404	$20,717	$23,475
12/31/2021	$21,926	$26,058	$26,463
12/31/2022	$16,718	$20,995	$19,392
12/31/2023	$19,636	$26,545	$24,408
12/31/2024	$23,352	$32,941	$29,803

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	18.93%	8.92%	8.85%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell Midcap® Growth Index	22.10%	11.47%	11.54%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$798,589,862
# of Portfolio Holdings	318
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$5,303,598

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	96.2%
Money Market Fund	3.0%
Convertible Preferred Stocks	0.5%
Short-Term Investments	0.2%
Warrants	0.0%
Other	0.1%

Top 5 Industries (Equity)

Software	16.3%
Capital Markets	9.0%
Hotels, Restaurants & Leisure	5.8%
Professional Services	4.8%
Aerospace & Defense	4.5%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Blended Mid Cap Managed Volatility Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Blended Mid Cap Managed Volatility Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$79	0.72%

How did the Fund perform last year and what affected its performance?

This Fund invests predominantly in mid cap growth stocks that are high quality yet offer above average growth potential.

  During calendar year 2024, underweight allocations to lower quality and/or more cyclically oriented equities generally detracted from benchmark relative returns amid declining interest rates and strong market index appreciation.

  The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a neutral impact on relative performance in 2024.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	Russell Midcap® Growth Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,580	$10,069	$9,980
12/31/2016	$9,797	$11,321	$10,711
12/31/2017	$12,301	$13,753	$13,418
12/31/2018	$12,345	$13,058	$12,780
12/31/2019	$15,421	$17,135	$17,314
12/31/2020	$19,694	$20,717	$23,475
12/31/2021	$22,311	$26,058	$26,463
12/31/2022	$17,053	$20,995	$19,392
12/31/2023	$20,080	$26,545	$24,408
12/31/2024	$23,941	$32,941	$29,803

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	19.23%	9.20%	9.12%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell Midcap® Growth Index	22.10%	11.47%	11.54%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$798,589,862
# of Portfolio Holdings	318
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$5,303,598

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	96.2%
Money Market Fund	3.0%
Convertible Preferred Stocks	0.5%
Short-Term Investments	0.2%
Warrants	0.0%
Other	0.1%

Top 5 Industries (Equity)

Software	16.3%
Capital Markets	9.0%
Hotels, Restaurants & Leisure	5.8%
Professional Services	4.8%
Aerospace & Defense	4.5%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Channing Small Cap Value Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Channing Small Cap Value Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$118	1.12%

How did the Fund perform last year and what affected its performance?

The performance of the Fund was driven by a market that favored stocks with higher market capitalizations, growth and profitability as investors adjusted to a more protracted easing cycle by the U.S. Federal Reserve. While both sector allocation and stock selection were positive for the year, performance was primarily driven by stock selection. The top 3 contributing sectors to relative performance via stock selection were Financials, Health Care, and Consumer Discretionary.

  The highest contributing names, respectively, were Evercore, Integer Holdings and OneSpaWorld. The 3 sectors that detracted the most to relative performance were Communication Services, Consumer Staples, and Information Technology

  The largest individual detractors respectively were NextStar Media, Darling Ingredients (sold) and IPG Photonics (sold). The Fund's focus on high quality companies with significant intrinsic value coupled with strong earnings results relative to expectations drove outperformance relative to the Russell 2000 Value Index.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	Russell 2000® Value Index
7/25/2022	$10,000	$10,000	$10,000
12/31/2022	$9,563	$9,754	$9,840
12/31/2023	$11,442	$12,332	$11,281
12/31/2024	$12,653	$15,303	$12,190

Average Annual Total Returns (%)

	1 year	Since Inception 7/25/2022
Service Class	10.58%	10.11%
Morningstar US Market Index	24.09%	19.06%
Russell 2000® Value Index	8.05%	8.46%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$103,267,870
# of Portfolio Holdings	45
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$801,032

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	97.2%
Money Market Fund	2.7%
Other	0.1%

Top 5 Industries (Equity)

Banks	14.3%
Capital Markets	10.1%
Electronic Equipment, Instruments & Components	7.4%
Commercial Services & Supplies	5.0%
Machinery	4.8%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Channing Small Cap Value Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Channing Small Cap Value Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$93	0.88%

How did the Fund perform last year and what affected its performance?

The performance of the Fund was driven by a market that favored stocks with higher market capitalizations, growth and profitability as investors adjusted to a more protracted easing cycle by the U.S. Federal Reserve. While both sector allocation and stock selection were positive for the year, performance was primarily driven by stock selection. The top 3 contributing sectors to relative performance via stock selection were Financials, Health Care, and Consumer Discretionary.

  The highest contributing names, respectively, were Evercore, Integer Holdings and OneSpaWorld. The 3 sectors that detracted the most to relative performance were Communication Services, Consumer Staples, and Information Technology

  The largest individual detractors respectively were NextStar Media, Darling Ingredients (sold) and IPG Photonics (sold). The Fund's focus on high quality companies with significant intrinsic value coupled with strong earnings results relative to expectations drove outperformance relative to the Russell 2000 Value Index.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	Russell 2000® Value Index
7/25/2022	$10,000	$10,000	$10,000
12/31/2022	$9,572	$9,754	$9,840
12/31/2023	$11,480	$12,332	$11,281
12/31/2024	$12,726	$15,303	$12,190

Average Annual Total Returns (%)

	1 year	Since Inception 7/25/2022
Standard Class	10.85%	10.37%
Morningstar US Market Index	24.09%	19.06%
Russell 2000® Value Index	8.05%	8.46%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$103,267,870
# of Portfolio Holdings	45
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$801,032

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	97.2%
Money Market Fund	2.7%
Other	0.1%

Top 5 Industries (Equity)

Banks	14.3%
Capital Markets	10.1%
Electronic Equipment, Instruments & Components	7.4%
Commercial Services & Supplies	5.0%
Machinery	4.8%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$112	1.01%

How did the Fund perform last year and what affected its performance?

The Fund posted a double-digit positive absolute return for 2024, but underperformed the S&P 500 Index. U.S. economy, declining inflation, continued enthusiasm for AI and a U.S. Federal Reserve pivot to cutting interest rates drove equities higher. Strong returns for AI-stocks in the first half of the year broadened to also include cyclical financials, industrials and utilities. At year-end investors focused on market turbulence due to elevated valuations and policy change with the new administration. Both stock selection and sector allocation decisions negatively impacted relative returns.

  The largest detractor from relative returns was stock selection, especially in the Health Care sector.

  Sector allocation decisions also detracted, due primarily to an overweight to the Materials sector.

  Underweights to Tesla, Inc. and Amazon.com, Inc., both benchmark outperformers, detracted from relative performance.

  The largest contributor to relative returns was stock selection in the Utilities, Consumer Staples and Materials sectors.

  Holding AppLovin Corp., not included in the S&P 500 Index, was the leading security-level contributor to relative performance.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a neutral impact on relative performance in 2024.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,576	$10,069	$10,138
12/31/2016	$10,405	$11,321	$11,351
12/31/2017	$12,549	$13,753	$13,829
12/31/2018	$12,155	$13,058	$13,223
12/31/2019	$14,456	$17,135	$17,386
12/31/2020	$16,545	$20,717	$20,585
12/31/2021	$20,122	$26,058	$26,494
12/31/2022	$16,553	$20,995	$21,696
12/31/2023	$20,212	$26,545	$27,399
12/31/2024	$24,630	$32,941	$34,254

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	21.86%	11.25%	9.43%
Morningstar US Market Index	24.09%	13.96%	12.66%
S&P 500® Index	25.02%	14.53%	13.10%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

Key Fund Statistics

Total Net Assets	$475,078,751
# of Portfolio Holdings	172
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$3,008,613

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	94.5%
Money Market Fund	5.3%
Other	0.2%

Top 5 Industries (Equity)

Software	11.2%
Semiconductors & Semiconductor Equipment	8.9%
Interactive Media & Services	6.4%
Technology Hardware, Storage & Peripherals	6.3%
Financial Services	5.2%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$73	0.66%

How did the Fund perform last year and what affected its performance?

The Fund posted a double-digit positive absolute return for 2024, but underperformed the S&P 500 Index. U.S. economy, declining inflation, continued enthusiasm for AI and a U.S. Federal Reserve pivot to cutting interest rates drove equities higher. Strong returns for AI-stocks in the first half of the year broadened to also include cyclical financials, industrials and utilities. At year-end investors focused on market turbulence due to elevated valuations and policy change with the new administration. Both stock selection and sector allocation decisions negatively impacted relative returns.

  The largest detractor from relative returns was stock selection, especially in the Health Care sector.

  Sector allocation decisions also detracted, due primarily to an overweight to the Materials sector.

  Underweights to Tesla, Inc. and Amazon.com, Inc., both benchmark outperformers, detracted from relative performance.

  The largest contributor to relative returns was stock selection in the Utilities, Consumer Staples and Materials sectors.

  Holding AppLovin Corp., not included in the S&P 500 Index, was the leading security-level contributor to relative performance.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a neutral impact on relative performance in 2024.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,610	$10,069	$10,138
12/31/2016	$10,478	$11,321	$11,351
12/31/2017	$12,682	$13,753	$13,829
12/31/2018	$12,326	$13,058	$13,223
12/31/2019	$14,715	$17,135	$17,386
12/31/2020	$16,901	$20,717	$20,585
12/31/2021	$20,627	$26,058	$26,494
12/31/2022	$17,028	$20,995	$21,696
12/31/2023	$20,865	$26,545	$27,399
12/31/2024	$25,516	$32,941	$34,254

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	22.29%	11.64%	9.82%
Morningstar US Market Index	24.09%	13.96%	12.66%
S&P 500® Index	25.02%	14.53%	13.10%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

Key Fund Statistics

Total Net Assets	$475,078,751
# of Portfolio Holdings	172
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$3,008,613

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	94.5%
Money Market Fund	5.3%
Other	0.2%

Top 5 Industries (Equity)

Software	11.2%
Semiconductors & Semiconductor Equipment	8.9%
Interactive Media & Services	6.4%
Technology Hardware, Storage & Peripherals	6.3%
Financial Services	5.2%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Dimensional International Core Equity Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Dimensional International Core Equity Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$88	0.87%

How did the Fund perform last year and what affected its performance?

The developed ex U.S. markets had positive performance for the year but trailed both the U.S. and emerging markets. Small cap stocks underperformed large cap while value stocks outperformed growth within both large and small caps. High profitability stocks also underperformed low profitability within both large and small caps. At the Fund level, the Fund underperformed the MSCI World ex USA Index for the period.

  The Fund's emphasis on stocks with smaller market capitalizations detracted from relative performance.

  Additionally, the Fund's emphasis on high profitability stocks detracted from relative performance.

  Conversely, the Fund's emphasis on value stocks contributed positively to relative performance.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar Global Markets ex-US Index	MSCI World ex USA Index (net dividends)
5/1/2015	$10,000	$10,000	$10,000
12/31/2015	$9,067	$8,850	$8,951
12/31/2016	$9,451	$9,332	$9,197
12/31/2017	$12,004	$11,887	$11,423
12/31/2018	$9,873	$10,202	$9,813
12/31/2019	$11,899	$12,402	$12,020
12/31/2020	$12,686	$13,788	$12,932
12/31/2021	$14,327	$14,947	$14,565
12/31/2022	$12,373	$12,534	$12,484
12/31/2023	$14,318	$14,488	$14,723
12/31/2024	$14,721	$15,236	$15,415

Average Annual Total Returns (%)

	1 year	5 years	Since Inception 5/1/2015
Service Class	2.81%	4.35%	4.08%
Morningstar Global Markets ex-US Index	5.16%	4.20%	4.45%
MSCI World ex USA Index (net dividends)	4.70%	5.10%	4.58%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

Key Fund Statistics

Total Net Assets	$705,540,627
# of Portfolio Holdings	4,123
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$3,280,593

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	98.7%
Money Market Fund	0.8%
Preferred Stocks	0.4%
Warrants	0.0%
Rights	0.0%
Convertible Preferred Stocks	0.0%
Other	0.1%

Top 5 Industries (Equity)

Banks	10.0%
Oil, Gas & Consumable Fuels	6.9%
Insurance	5.2%
Pharmaceuticals	4.8%
Metals & Mining	4.6%

Top 5 Countries (Equity)

Japan	23.1%
United Kingdom	11.6%
Canada	11.5%
Germany	7.7%
Switzerland	7.6%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Dimensional International Core Equity Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Dimensional International Core Equity Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$63	0.62%

How did the Fund perform last year and what affected its performance?

The developed ex U.S. markets had positive performance for the year but trailed both the U.S. and emerging markets. Small cap stocks underperformed large cap while value stocks outperformed growth within both large and small caps. High profitability stocks also underperformed low profitability within both large and small caps. At the Fund level, the Fund underperformed the MSCI World ex USA Index for the period.

  The Fund's emphasis on stocks with smaller market capitalizations detracted from relative performance.

  Additionally, the Fund's emphasis on high profitability stocks detracted from relative performance.

  Conversely, the Fund's emphasis on value stocks contributed positively to relative performance.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar Global Markets ex-US Index	MSCI World ex USA Index (net dividends)
5/1/2015	$10,000	$10,000	$10,000
12/31/2015	$9,082	$8,850	$8,951
12/31/2016	$9,491	$9,332	$9,197
12/31/2017	$12,088	$11,887	$11,423
12/31/2018	$9,966	$10,202	$9,813
12/31/2019	$12,044	$12,402	$12,020
12/31/2020	$12,871	$13,788	$12,932
12/31/2021	$14,572	$14,947	$14,565
12/31/2022	$12,616	$12,534	$12,484
12/31/2023	$14,637	$14,488	$14,723
12/31/2024	$15,085	$15,236	$15,415

Average Annual Total Returns (%)

	1 year	5 years	Since Inception 5/1/2015
Standard Class	3.06%	4.61%	4.34%
Morningstar Global Markets ex-US Index	5.16%	4.20%	4.45%
MSCI World ex USA Index (net dividends)	4.70%	5.10%	4.58%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

Key Fund Statistics

Total Net Assets	$705,540,627
# of Portfolio Holdings	4,123
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$3,280,593

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	98.7%
Money Market Fund	0.8%
Preferred Stocks	0.4%
Warrants	0.0%
Rights	0.0%
Convertible Preferred Stocks	0.0%
Other	0.1%

Top 5 Industries (Equity)

Banks	10.0%
Oil, Gas & Consumable Fuels	6.9%
Insurance	5.2%
Pharmaceuticals	4.8%
Metals & Mining	4.6%

Top 5 Countries (Equity)

Japan	23.1%
United Kingdom	11.6%
Canada	11.5%
Germany	7.7%
Switzerland	7.6%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Dimensional International Equity Managed Volatility Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Dimensional International Equity Managed Volatility Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$58	0.57%

How did the Fund perform last year and what affected its performance?

The LVIP Dimensional International Equity Managed Volatility Fund predominately invests in non-U.S. developed market equities, with a bias towards smaller sized companies, value-oriented stocks, and companies with higher profitability relative to its market cap weighted benchmark.

  During the calendar year 2024, the equity sleeve’s bias towards small cap stocks and lessor exposure to emerging markets stocks, which outperformed their developed market counterparts, detracted from relative performance versus the benchmark.

  Conversely, a bias towards value-oriented stocks benefitted relative performance, as value stocks outperformed growth stocks during the period.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a neutral impact on relative performance in 2024.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar Global Markets ex-US Index	MSCI All Country World ex USA Index (net dividends)
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,579	$9,635	$9,434
12/31/2016	$9,744	$10,160	$9,858
12/31/2017	$12,262	$12,941	$12,538
12/31/2018	$10,265	$11,107	$10,759
12/31/2019	$11,961	$13,502	$13,073
12/31/2020	$11,165	$15,010	$14,466
12/31/2021	$12,849	$16,273	$15,597
12/31/2022	$11,387	$13,646	$13,101
12/31/2023	$13,255	$15,772	$15,147
12/31/2024	$13,842	$16,587	$15,985

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	4.43%	2.96%	3.30%
Morningstar Global Markets ex-US Index	5.16%	4.20%	5.19%
MSCI All Country World ex USA Index (net dividends)	5.53%	4.10%	4.80%

Key Fund Statistics

Total Net Assets	$557,678,492
# of Portfolio Holdings	13
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$1,442,454

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	95.0%
Money Market Funds	4.6%
Other	0.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Dimensional International Equity Managed Volatility Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Dimensional International Equity Managed Volatility Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$33	0.32%

How did the Fund perform last year and what affected its performance?

The LVIP Dimensional International Equity Managed Volatility Fund predominately invests in non-U.S. developed market equities, with a bias towards smaller sized companies, value-oriented stocks, and companies with higher profitability relative to its market cap weighted benchmark.

  During the calendar year 2024, the equity sleeve’s bias towards small cap stocks and lessor exposure to emerging markets stocks, which outperformed their developed market counterparts, detracted from relative performance versus the benchmark.

  Conversely, a bias towards value-oriented stocks benefitted relative performance, as value stocks outperformed growth stocks during the period.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a neutral impact on relative performance in 2024.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar Global Markets ex-US Index	MSCI All Country World ex USA Index (net dividends)
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,603	$9,635	$9,434
12/31/2016	$9,793	$10,160	$9,858
12/31/2017	$12,354	$12,941	$12,538
12/31/2018	$10,367	$11,107	$10,759
12/31/2019	$12,111	$13,502	$13,073
12/31/2020	$11,333	$15,010	$14,466
12/31/2021	$13,075	$16,273	$15,597
12/31/2022	$11,617	$13,646	$13,101
12/31/2023	$13,556	$15,772	$15,147
12/31/2024	$14,192	$16,587	$15,985

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	4.69%	3.22%	3.56%
Morningstar Global Markets ex-US Index	5.16%	4.20%	5.19%
MSCI All Country World ex USA Index (net dividends)	5.53%	4.10%	4.80%

Key Fund Statistics

Total Net Assets	$557,678,492
# of Portfolio Holdings	13
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$1,442,454

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	95.0%
Money Market Funds	4.6%
Other	0.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Dimensional U.S. Core Equity 1 Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Dimensional U.S. Core Equity 1 Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$82	0.74%

How did the Fund perform last year and what affected its performance?

The U.S. premium environment was mixed for the year with small cap stocks underperforming large cap stocks and value stocks underperforming growth stocks, while high profitability stocks outperformed their low profitability counterparts overall. At the Fund level, the Fund underperformed the Russell 3000 Index for the one-year period.

  The Fund's emphasis on stocks with smaller market capitalizations was the primary driver of underperformance.

  The Fund's emphasis on value stocks also detracted from relative performance. Conversely, the Fund's exclusion of REITs contributed positively to relative performance as REITs underperformed the Russell 3000 Index.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	Russell 3000® Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,766	$10,069	$10,048
12/31/2016	$11,134	$11,321	$11,327
12/31/2017	$13,411	$13,753	$13,721
12/31/2018	$12,391	$13,058	$13,002
12/31/2019	$16,066	$17,135	$17,035
12/31/2020	$18,636	$20,717	$20,593
12/31/2021	$23,686	$26,058	$25,877
12/31/2022	$20,004	$20,995	$20,907
12/31/2023	$24,477	$26,545	$26,334
12/31/2024	$29,457	$32,941	$32,604

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	20.35%	12.89%	11.41%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 3000® Index	23.81%	13.86%	12.55%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

Key Fund Statistics

Total Net Assets	$1,664,360,281
# of Portfolio Holdings	2,154
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$5,311,630

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	99.8%
Money Market Fund	0.3%
Rights	0.0%
Other	(0.1%)

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	9.0%
Software	7.5%
Technology Hardware, Storage & Peripherals	5.8%
Banks	5.1%
Interactive Media & Services	4.8%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Dimensional U.S. Core Equity 1 Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Dimensional U.S. Core Equity 1 Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$43	0.39%

How did the Fund perform last year and what affected its performance?

The U.S. premium environment was mixed for the year with small cap stocks underperforming large cap stocks and value stocks underperforming growth stocks, while high profitability stocks outperformed their low profitability counterparts overall. At the Fund level, the Fund underperformed the Russell 3000 Index for the one-year period.

  The Fund's emphasis on stocks with smaller market capitalizations was the primary driver of underperformance.

  The Fund's emphasis on value stocks also detracted from relative performance. Conversely, the Fund's exclusion of REITs contributed positively to relative performance as REITs underperformed the Russell 3000 Index.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	Russell 3000® Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,800	$10,069	$10,048
12/31/2016	$11,212	$11,321	$11,327
12/31/2017	$13,552	$13,753	$13,721
12/31/2018	$12,564	$13,058	$13,002
12/31/2019	$16,347	$17,135	$17,035
12/31/2020	$19,028	$20,717	$20,593
12/31/2021	$24,269	$26,058	$25,877
12/31/2022	$20,569	$20,995	$20,907
12/31/2023	$25,255	$26,545	$26,334
12/31/2024	$30,501	$32,941	$32,604

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	20.77%	13.29%	11.80%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 3000® Index	23.81%	13.86%	12.55%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

Key Fund Statistics

Total Net Assets	$1,664,360,281
# of Portfolio Holdings	2,154
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$5,311,630

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	99.8%
Money Market Fund	0.3%
Rights	0.0%
Other	(0.1%)

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	9.0%
Software	7.5%
Technology Hardware, Storage & Peripherals	5.8%
Banks	5.1%
Interactive Media & Services	4.8%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Dimensional U.S. Core Equity 2 Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Dimensional U.S. Core Equity 2 Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$81	0.74%

How did the Fund perform last year and what affected its performance?

The U.S. premium environment was mixed for the year with small cap stocks underperforming large cap stocks and value stocks underperforming growth stocks, while high profitability stocks outperformed their low profitability counterparts overall. At the Fund level, the Fund underperformed the Russell 3000 Index for the one-year period.

  The Fund's emphasis on stocks with smaller market capitalizations was the primary driver of underperformance.

  The Fund's emphasis on value stocks also detracted from relative performance. Conversely, the Fund's exclusion of REITs contributed positively to relative performance as REITs underperformed the Russell 3000 Index.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	Russell 3000® Index
5/1/2015	$10,000	$10,000	$10,000
12/31/2015	$9,464	$9,842	$9,826
12/31/2016	$11,023	$11,066	$11,077
12/31/2017	$13,008	$13,443	$13,418
12/31/2018	$11,726	$12,764	$12,714
12/31/2019	$15,069	$16,749	$16,658
12/31/2020	$17,336	$20,250	$20,138
12/31/2021	$22,096	$25,471	$25,305
12/31/2022	$18,975	$20,522	$20,445
12/31/2023	$23,026	$25,947	$25,752
12/31/2024	$27,207	$32,198	$31,883

Average Annual Total Returns (%)

	1 year	5 years	Since Inception 5/1/2015
Service Class	18.16%	12.54%	10.90%
Morningstar US Market Index	24.09%	13.96%	12.85%
Russell 3000® Index	23.81%	13.86%	12.74%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

Key Fund Statistics

Total Net Assets	$889,127,662
# of Portfolio Holdings	2,380
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$3,801,375

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	99.8%
Money Market Fund	0.3%
Rights	0.0%
Other	(0.1%)

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	7.9%
Software	7.3%
Technology Hardware, Storage & Peripherals	5.7%
Banks	5.5%
Interactive Media & Services	4.4%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Dimensional U.S. Core Equity 2 Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Dimensional U.S. Core Equity 2 Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$54	0.49%

How did the Fund perform last year and what affected its performance?

The U.S. premium environment was mixed for the year with small cap stocks underperforming large cap stocks and value stocks underperforming growth stocks, while high profitability stocks outperformed their low profitability counterparts overall. At the Fund level, the Fund underperformed the Russell 3000 Index for the one-year period.

  The Fund's emphasis on stocks with smaller market capitalizations was the primary driver of underperformance.

  The Fund's emphasis on value stocks also detracted from relative performance. Conversely, the Fund's exclusion of REITs contributed positively to relative performance as REITs underperformed the Russell 3000 Index.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	Russell 3000® Index
5/1/2015	$10,000	$10,000	$10,000
12/31/2015	$9,479	$9,842	$9,826
12/31/2016	$11,068	$11,066	$11,077
12/31/2017	$13,094	$13,443	$13,418
12/31/2018	$11,832	$12,764	$12,714
12/31/2019	$15,242	$16,749	$16,658
12/31/2020	$17,580	$20,250	$20,138
12/31/2021	$22,462	$25,471	$25,305
12/31/2022	$19,338	$20,522	$20,445
12/31/2023	$23,525	$25,947	$25,752
12/31/2024	$27,866	$32,198	$31,883

Average Annual Total Returns (%)

	1 year	5 years	Since Inception 5/1/2015
Standard Class	18.45%	12.83%	11.18%
Morningstar US Market Index	24.09%	13.96%	12.85%
Russell 3000® Index	23.81%	13.86%	12.74%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

Key Fund Statistics

Total Net Assets	$889,127,662
# of Portfolio Holdings	2,380
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$3,801,375

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	99.8%
Money Market Fund	0.3%
Rights	0.0%
Other	(0.1%)

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	7.9%
Software	7.3%
Technology Hardware, Storage & Peripherals	5.7%
Banks	5.5%
Interactive Media & Services	4.4%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Dimensional U.S. Equity Managed Volatility Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Dimensional U.S. Equity Managed Volatility Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$61	0.55%

How did the Fund perform last year and what affected its performance?

The Fund invests in U.S. equities, with a bias towards smaller cap and value-oriented companies relative to its market cap weighted benchmark.

  During calendar year 2024, exposure to value-oriented and smaller cap securities generally detracted from relative returns.

  The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a neutral impact on relative performance in 2024.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	Russell 3000® Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,216	$10,069	$10,048
12/31/2016	$10,216	$11,321	$11,327
12/31/2017	$12,144	$13,753	$13,721
12/31/2018	$11,170	$13,058	$13,002
12/31/2019	$13,323	$17,135	$17,035
12/31/2020	$15,323	$20,717	$20,593
12/31/2021	$19,518	$26,058	$25,877
12/31/2022	$16,609	$20,995	$20,907
12/31/2023	$20,204	$26,545	$26,334
12/31/2024	$24,317	$32,941	$32,604

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	20.36%	12.79%	9.29%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 3000® Index	23.81%	13.86%	12.55%

Key Fund Statistics

Total Net Assets	$960,640,498
# of Portfolio Holdings	6
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$2,448,830

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	95.0%
Money Market Funds	4.7%
Other	0.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Dimensional U.S. Equity Managed Volatility Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Dimensional U.S. Equity Managed Volatility Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$33	0.30%

How did the Fund perform last year and what affected its performance?

The Fund invests in U.S. equities, with a bias towards smaller cap and value-oriented companies relative to its market cap weighted benchmark.

  During calendar year 2024, exposure to value-oriented and smaller cap securities generally detracted from relative returns.

  The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a neutral impact on relative performance in 2024.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	Russell 3000® Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,239	$10,069	$10,048
12/31/2016	$10,267	$11,321	$11,327
12/31/2017	$12,235	$13,753	$13,721
12/31/2018	$11,282	$13,058	$13,002
12/31/2019	$13,491	$17,135	$17,035
12/31/2020	$15,554	$20,717	$20,593
12/31/2021	$19,861	$26,058	$25,877
12/31/2022	$16,945	$20,995	$20,907
12/31/2023	$20,664	$26,545	$26,334
12/31/2024	$24,931	$32,941	$32,604

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	20.65%	13.07%	9.57%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 3000® Index	23.81%	13.86%	12.55%

Key Fund Statistics

Total Net Assets	$960,640,498
# of Portfolio Holdings	6
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$2,448,830

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	95.0%
Money Market Funds	4.7%
Other	0.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$51	0.45%

How did the Fund perform last year and what affected its performance?

This Fund invests predominantly in large cap stocks. The Fund has exposure to both growth and value factors through allocations to multiple strategies, with the resulting portfolio having a bias towards growth relative to its benchmark.

  During calendar year 2024, exposure to growth-oriented equities generally contributed to relative returns, while exposure to value-oriented equities generally detracted from relative returns.

  The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a slightly negative impact on relative performance in 2024, as the broad market index futures lagged growth style in the underlying fund.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,485	$10,069	$10,138
12/31/2016	$10,075	$11,321	$11,351
12/31/2017	$11,951	$13,753	$13,829
12/31/2018	$11,212	$13,058	$13,223
12/31/2019	$13,412	$17,135	$17,386
12/31/2020	$16,073	$20,717	$20,585
12/31/2021	$20,339	$26,058	$26,494
12/31/2022	$16,434	$20,995	$21,696
12/31/2023	$20,511	$26,545	$27,399
12/31/2024	$26,089	$32,941	$34,254

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	27.19%	14.23%	10.06%
Morningstar US Market Index	24.09%	13.96%	12.66%
S&P 500® Index	25.02%	14.53%	13.10%

Key Fund Statistics

Total Net Assets	$520,518,027
# of Portfolio Holdings	5
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$394,352

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	95.0%
Money Market Funds	4.8%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$11	0.10%

How did the Fund perform last year and what affected its performance?

This Fund invests predominantly in large cap stocks. The Fund has exposure to both growth and value factors through allocations to multiple strategies, with the resulting portfolio having a bias towards growth relative to its benchmark.

  During calendar year 2024, exposure to growth-oriented equities generally contributed to relative returns, while exposure to value-oriented equities generally detracted from relative returns.

  The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a slightly negative impact on relative performance in 2024, as the broad market index futures lagged growth style in the underlying fund.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,519	$10,069	$10,138
12/31/2016	$10,146	$11,321	$11,351
12/31/2017	$12,077	$13,753	$13,829
12/31/2018	$11,371	$13,058	$13,223
12/31/2019	$13,650	$17,135	$17,386
12/31/2020	$16,416	$20,717	$20,585
12/31/2021	$20,845	$26,058	$26,494
12/31/2022	$16,900	$20,995	$21,696
12/31/2023	$21,168	$26,545	$27,399
12/31/2024	$27,018	$32,941	$34,254

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	27.63%	14.63%	10.45%
Morningstar US Market Index	24.09%	13.96%	12.66%
S&P 500® Index	25.02%	14.53%	13.10%

Key Fund Statistics

Total Net Assets	$520,518,027
# of Portfolio Holdings	5
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$394,352

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	95.0%
Money Market Funds	4.8%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Franklin Templeton Global Equity Managed Volatility Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$103	0.97%

How did the Fund perform last year and what affected its performance?

The Fund posted a strong double digit return, but underperformed the MSCI World Index. Stock selection, sector allocation and regional decisions all negatively impacted relative return. The largest detractor from relative return was stock selection in the U.S., especially in Information Technology. Stock selection also detracted in the Consumer Discretionary sector, but added value in Industrials, Financials and Real Estate. Outperformance of the Information Technology in the MSCI World Index was a major headwind as the Fund was underweight the sector.

  From a security perspective, underweighting NVIDIA, Meta and Tesla, all significant outperformers in the MSCI World Index for the year, were major detractors from relative return.

  From a regional allocation perspective, overweighting Europe detracted while underweighting Australia, New Zealand and Canada added value.

  Owning Taiwan Semiconductor Manufacturing Co. Ltd., which is not in the MSCI World Index, was the leading security level contributor.

  Overweighting Hitachi Ltd. and Delta Airlines Inc. also added value as all three had above benchmark returns.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a positive impact on relative performance in 2024.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar Developed Markets Index	MSCI World Index (net dividends)
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,174	$9,934	$9,913
12/31/2016	$9,373	$10,721	$10,657
12/31/2017	$11,351	$13,133	$13,045
12/31/2018	$10,288	$11,909	$11,908
12/31/2019	$11,575	$15,167	$15,203
12/31/2020	$13,008	$17,546	$17,621
12/31/2021	$15,223	$21,162	$21,465
12/31/2022	$13,354	$17,287	$17,571
12/31/2023	$15,617	$21,249	$21,751
12/31/2024	$17,532	$24,978	$25,812

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	12.26%	8.66%	5.78%
Morningstar Developed Markets Index	17.55%	10.49%	9.59%
MSCI World Index (net dividends)	18.67%	11.17%	9.95%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

Key Fund Statistics

Total Net Assets	$940,716,181
# of Portfolio Holdings	317
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$6,222,991

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	92.9%
Money Market Fund	6.4%
Loan Agreements	0.2%
U.S. Treasury Obligations	0.1%
Corporate Bonds	0.0%
Warrants	0.0%
Other	0.4%

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	8.3%
Banks	8.0%
Software	7.7%
Oil, Gas & Consumable Fuels	4.3%
Health Care Providers & Services	4.2%

Top 5 Countries (Equity)

United States	60.4%
United Kingdom	8.0%
Germany	3.4%
France	3.4%
Japan	3.1%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Franklin Templeton Global Equity Managed Volatility Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$77	0.72%

How did the Fund perform last year and what affected its performance?

The Fund posted a strong double digit return, but underperformed the MSCI World Index. Stock selection, sector allocation and regional decisions all negatively impacted relative return. The largest detractor from relative return was stock selection in the U.S., especially in Information Technology. Stock selection also detracted in the Consumer Discretionary sector, but added value in Industrials, Financials and Real Estate. Outperformance of the Information Technology in the MSCI World Index was a major headwind as the Fund was underweight the sector.

  From a security perspective, underweighting NVIDIA, Meta and Tesla, all significant outperformers in the MSCI World Index for the year, were major detractors from relative return.

  From a regional allocation perspective, overweighting Europe detracted while underweighting Australia, New Zealand and Canada added value.

  Owning Taiwan Semiconductor Manufacturing Co. Ltd., which is not in the MSCI World Index, was the leading security level contributor.

  Overweighting Hitachi Ltd. and Delta Airlines Inc. also added value as all three had above benchmark returns.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a positive impact on relative performance in 2024.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar Developed Markets Index	MSCI World Index (net dividends)
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,198	$9,934	$9,913
12/31/2016	$9,420	$10,721	$10,657
12/31/2017	$11,436	$13,133	$13,045
12/31/2018	$10,391	$11,909	$11,908
12/31/2019	$11,720	$15,167	$15,203
12/31/2020	$13,205	$17,546	$17,621
12/31/2021	$15,492	$21,162	$21,465
12/31/2022	$13,624	$17,287	$17,571
12/31/2023	$15,972	$21,249	$21,751
12/31/2024	$17,976	$24,978	$25,812

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	12.54%	8.93%	6.04%
Morningstar Developed Markets Index	17.55%	10.49%	9.59%
MSCI World Index (net dividends)	18.67%	11.17%	9.95%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

Key Fund Statistics

Total Net Assets	$940,716,181
# of Portfolio Holdings	317
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$6,222,991

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	92.9%
Money Market Fund	6.4%
Loan Agreements	0.2%
U.S. Treasury Obligations	0.1%
Corporate Bonds	0.0%
Warrants	0.0%
Other	0.4%

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	8.3%
Banks	8.0%
Software	7.7%
Oil, Gas & Consumable Fuels	4.3%
Health Care Providers & Services	4.2%

Top 5 Countries (Equity)

United States	60.4%
United Kingdom	8.0%
Germany	3.4%
France	3.4%
Japan	3.1%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$74	0.71%

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark. Stock selection drove relative performance, led by the industrials, materials and real estate sectors. Sector allocations also contributed to relative results, albeit modestly.

  The largest individual contributors to relative performance were overweight allocations to United Arab Emirates-based real estate development company Emaar Properties, Chinese automobile manufacturer Geely Automobile Holdings and South Korea-based bank KB Financial Group.

  The largest individual detractors from performance were overweight allocations to India-based paint manufacturer and distributor Asian Paints, along with an underweight allocations to Chinese smartphone and smart device maker Xiaomi and Taiwan Semiconductor Manufacturing.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar Emerging Markets Index	MSCI Emerging Markets Index (net dividends)
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$8,275	$8,651	$8,508
12/31/2016	$9,529	$9,600	$9,460
12/31/2017	$11,770	$13,009	$12,987
12/31/2018	$10,294	$11,250	$11,095
12/31/2019	$11,050	$13,289	$13,139
12/31/2020	$11,316	$15,735	$15,544
12/31/2021	$12,279	$15,682	$15,149
12/31/2022	$10,799	$12,817	$12,105
12/31/2023	$11,854	$14,293	$13,295
12/31/2024	$12,877	$15,300	$14,293

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	8.64%	3.11%	2.56%
Morningstar Emerging Markets Index	7.05%	2.86%	4.36%
MSCI Emerging Markets Index (net dividends)	7.50%	1.70%	3.64%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

Key Fund Statistics

Total Net Assets	$514,939,067
# of Portfolio Holdings	318
Portfolio Turnover Rate	47%
Total Advisory Fees Paid	$1,678,054

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	96.7%
Money Market Fund	1.9%
Preferred Stocks	1.8%
Other	(0.4%)

Top 5 Industries (Equity)

Banks	15.7%
Semiconductors & Semiconductor Equipment	15.1%
Interactive Media & Services	5.1%
Broadline Retail	3.8%
Metals & Mining	3.6%

Top 5 Countries (Equity)

China	26.2%
Taiwan	19.6%
India	18.3%
Republic of Korea	9.0%
Brazil	4.1%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$48	0.46%

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark. Stock selection drove relative performance, led by the industrials, materials and real estate sectors. Sector allocations also contributed to relative results, albeit modestly.

  The largest individual contributors to relative performance were overweight allocations to United Arab Emirates-based real estate development company Emaar Properties, Chinese automobile manufacturer Geely Automobile Holdings and South Korea-based bank KB Financial Group.

  The largest individual detractors from performance were overweight allocations to India-based paint manufacturer and distributor Asian Paints, along with an underweight allocations to Chinese smartphone and smart device maker Xiaomi and Taiwan Semiconductor Manufacturing.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar Emerging Markets Index	MSCI Emerging Markets Index (net dividends)
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$8,296	$8,651	$8,508
12/31/2016	$9,576	$9,600	$9,460
12/31/2017	$11,858	$13,009	$12,987
12/31/2018	$10,399	$11,250	$11,095
12/31/2019	$11,190	$13,289	$13,139
12/31/2020	$11,487	$15,735	$15,544
12/31/2021	$12,496	$15,682	$15,149
12/31/2022	$11,018	$12,817	$12,105
12/31/2023	$12,124	$14,293	$13,295
12/31/2024	$13,203	$15,300	$14,293

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	8.90%	3.36%	2.82%
Morningstar Emerging Markets Index	7.05%	2.86%	4.36%
MSCI Emerging Markets Index (net dividends)	7.50%	1.70%	3.64%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

Key Fund Statistics

Total Net Assets	$514,939,067
# of Portfolio Holdings	318
Portfolio Turnover Rate	47%
Total Advisory Fees Paid	$1,678,054

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	96.7%
Money Market Fund	1.9%
Preferred Stocks	1.8%
Other	(0.4%)

Top 5 Industries (Equity)

Banks	15.7%
Semiconductors & Semiconductor Equipment	15.1%
Interactive Media & Services	5.1%
Broadline Retail	3.8%
Metals & Mining	3.6%

Top 5 Countries (Equity)

China	26.2%
Taiwan	19.6%
India	18.3%
Republic of Korea	9.0%
Brazil	4.1%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Franklin Templeton Multi-Factor International Equity Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor International Equity Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$66	0.65%

How did the Fund perform last year and what affected its performance?

The Fund outperformed the MSCI EAFE Index. The consumer discretionary, consumer staples and industrials sectors were the largest contributors to relative results, due mainly to stock selection. In contrast, security selection in the materials and health care sectors detracted, as did an overweight to materials.

  The largest individual relative contributors during the period were overweight allocations to UK-based global bank Barclays and British private equity and venture capital company 3i Group, and an underweight allocation to Swiss food conglomerate Nestle.

  The largest individual detractors from relative performance during the period were overweight allocations to Australian metal and mining companies Fortescue and BHP Group, and an underweight in German software company SAP.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar Developed Markets ex-US Index	MSCI EAFE Index (net dividends)
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,547	$9,818	$9,919
12/31/2016	$10,450	$10,096	$10,018
12/31/2017	$12,880	$12,611	$12,526
12/31/2018	$10,891	$10,797	$10,798
12/31/2019	$12,539	$13,252	$13,176
12/31/2020	$11,996	$14,370	$14,205
12/31/2021	$13,540	$16,121	$15,805
12/31/2022	$12,559	$13,660	$13,521
12/31/2023	$14,898	$16,017	$15,987
12/31/2024	$15,421	$16,717	$16,598

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	3.51%	4.22%	4.43%
Morningstar Developed Markets ex-US Index	4.38%	4.76%	5.27%
MSCI EAFE Index (net dividends)	3.82%	4.73%	5.20%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

Key Fund Statistics

Total Net Assets	$868,242,277
# of Portfolio Holdings	268
Portfolio Turnover Rate	59%
Total Advisory Fees Paid	$2,589,528

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	96.9%
Money Market Fund	2.3%
Preferred Stocks	0.3%
Other	0.5%

Top 5 Industries (Equity)

Banks	9.1%
Pharmaceuticals	7.6%
Insurance	5.7%
Capital Markets	4.0%
Chemicals	3.7%

Top 5 Countries (Equity)

Japan	22.0%
United Kingdom	14.8%
France	9.1%
Switzerland	8.7%
Germany	8.2%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Franklin Templeton Multi-Factor International Equity Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor International Equity Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$41	0.40%

How did the Fund perform last year and what affected its performance?

The Fund outperformed the MSCI EAFE Index. The consumer discretionary, consumer staples and industrials sectors were the largest contributors to relative results, due mainly to stock selection. In contrast, security selection in the materials and health care sectors detracted, as did an overweight to materials.

  The largest individual relative contributors during the period were overweight allocations to UK-based global bank Barclays and British private equity and venture capital company 3i Group, and an underweight allocation to Swiss food conglomerate Nestle.

  The largest individual detractors from relative performance during the period were overweight allocations to Australian metal and mining companies Fortescue and BHP Group, and an underweight in German software company SAP.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar Developed Markets ex-US Index	MSCI EAFE Index (net dividends)
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,570	$9,818	$9,919
12/31/2016	$10,501	$10,096	$10,018
12/31/2017	$12,977	$12,611	$12,526
12/31/2018	$11,000	$10,797	$10,798
12/31/2019	$12,697	$13,252	$13,176
12/31/2020	$12,176	$14,370	$14,205
12/31/2021	$13,779	$16,121	$15,805
12/31/2022	$12,812	$13,660	$13,521
12/31/2023	$15,237	$16,017	$15,987
12/31/2024	$15,810	$16,717	$16,598

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	3.76%	4.48%	4.69%
Morningstar Developed Markets ex-US Index	4.38%	4.76%	5.27%
MSCI EAFE Index (net dividends)	3.82%	4.73%	5.20%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

Key Fund Statistics

Total Net Assets	$868,242,277
# of Portfolio Holdings	268
Portfolio Turnover Rate	59%
Total Advisory Fees Paid	$2,589,528

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	96.9%
Money Market Fund	2.3%
Preferred Stocks	0.3%
Other	0.5%

Top 5 Industries (Equity)

Banks	9.1%
Pharmaceuticals	7.6%
Insurance	5.7%
Capital Markets	4.0%
Chemicals	3.7%

Top 5 Countries (Equity)

Japan	22.0%
United Kingdom	14.8%
France	9.1%
Switzerland	8.7%
Germany	8.2%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$69	0.61%

How did the Fund perform last year and what affected its performance?

The Fund outperformed the S&P 500® Index, as stock selection drove relative performance. The Fund’s sector allocations also contributed to relative results. The information technology, consumer discretionary and utilities sectors were the largest contributors to relative returns, due to stock selection. Conversely, the financials and materials sectors modestly weighed on relative performance, due to security selection in financials and an overweight allocation to and security selection within materials.

  The largest contributors to relative returns were an off-benchmark position in mobile app technology company AppLovin, an overweight in power generation company Vistra and an underweight in computer products and services designer and developer Intel.

  The largest detractors from relative returns were overweight allocations to global media company Comcast, pet healthcare company IDEXX Laboratories and oil and gas exploration company Devon Energy.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,509	$10,069	$10,138
12/31/2016	$11,527	$11,321	$11,351
12/31/2017	$13,656	$13,753	$13,829
12/31/2018	$12,108	$13,058	$13,223
12/31/2019	$15,376	$17,135	$17,386
12/31/2020	$15,795	$20,717	$20,585
12/31/2021	$20,777	$26,058	$26,494
12/31/2022	$18,658	$20,995	$21,696
12/31/2023	$21,847	$26,545	$27,399
12/31/2024	$27,893	$32,941	$34,254

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	27.68%	12.65%	10.80%
Morningstar US Market Index	24.09%	13.96%	12.66%
S&P 500® Index	25.02%	14.53%	13.10%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

Key Fund Statistics

Total Net Assets	$1,742,969,245
# of Portfolio Holdings	264
Portfolio Turnover Rate	63%
Total Advisory Fees Paid	$5,044,570

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	98.6%
Money Market Fund	1.3%
Other	0.1%

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	11.4%
Software	9.8%
Interactive Media & Services	7.7%
Technology Hardware, Storage & Peripherals	7.4%
Capital Markets	3.9%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$41	0.36%

How did the Fund perform last year and what affected its performance?

The Fund outperformed the S&P 500® Index, as stock selection drove relative performance. The Fund’s sector allocations also contributed to relative results. The information technology, consumer discretionary and utilities sectors were the largest contributors to relative returns, due to stock selection. Conversely, the financials and materials sectors modestly weighed on relative performance, due to security selection in financials and an overweight allocation to and security selection within materials.

  The largest contributors to relative returns were an off-benchmark position in mobile app technology company AppLovin, an overweight in power generation company Vistra and an underweight in computer products and services designer and developer Intel.

  The largest detractors from relative returns were overweight allocations to global media company Comcast, pet healthcare company IDEXX Laboratories and oil and gas exploration company Devon Energy.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,533	$10,069	$10,138
12/31/2016	$11,585	$11,321	$11,351
12/31/2017	$13,758	$13,753	$13,829
12/31/2018	$12,230	$13,058	$13,223
12/31/2019	$15,568	$17,135	$17,386
12/31/2020	$16,033	$20,717	$20,585
12/31/2021	$21,143	$26,058	$26,494
12/31/2022	$19,035	$20,995	$21,696
12/31/2023	$22,345	$26,545	$27,399
12/31/2024	$28,598	$32,941	$34,254

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	27.99%	12.93%	11.08%
Morningstar US Market Index	24.09%	13.96%	12.66%
S&P 500® Index	25.02%	14.53%	13.10%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

Key Fund Statistics

Total Net Assets	$1,742,969,245
# of Portfolio Holdings	264
Portfolio Turnover Rate	63%
Total Advisory Fees Paid	$5,044,570

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	98.6%
Money Market Fund	1.3%
Other	0.1%

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	11.4%
Software	9.8%
Interactive Media & Services	7.7%
Technology Hardware, Storage & Peripherals	7.4%
Capital Markets	3.9%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$67	0.63%

How did the Fund perform last year and what affected its performance?

During the period, the Fund outperformed the Russell 2000® Index due to stock selection and sector allocations. Security selection in the utilities, financials and consumer discretionary sectors strengthened relative performance. In contrast, stock selection in the information technology (IT) and materials sectors weighed on results. On an allocation basis, an overweight in IT and underweight in energy contributed, while a health care overweight detracted.

  The largest individual contributors to returns were off-benchmark allocations to electricity power and generation company Vistra, healthcare testing company Natera and mechanical and electrical construction company EMCOR Group.

  The largest individual detractors from returns during the period were underweight allocations to aerospace company FTAI Aviation and aerospace manufacturer Rocket Lab, as well as an off-benchmark allocation to steel producer United States Steel Corporation.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	Russell 2000® Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,292	$10,069	$9,559
12/31/2016	$12,058	$11,321	$11,595
12/31/2017	$12,790	$13,753	$13,294
12/31/2018	$11,041	$13,058	$11,830
12/31/2019	$13,197	$17,135	$14,849
12/31/2020	$13,951	$20,717	$17,813
12/31/2021	$18,600	$26,058	$20,453
12/31/2022	$16,244	$20,995	$16,273
12/31/2023	$18,722	$26,545	$19,028
12/31/2024	$21,138	$32,941	$21,223

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	12.91%	9.88%	7.77%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 2000® Index	11.54%	7.40%	7.82%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$794,245,926
# of Portfolio Holdings	900
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$2,160,184

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	98.0%
Money Market Fund	1.8%
Rights	0.0%
Other	0.2%

Top 5 Industries (Equity)

Banks	9.5%
Biotechnology	8.4%
Software	6.4%
Electrical Equipment	3.3%
Health Care Equipment & Supplies	3.1%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$41	0.38%

How did the Fund perform last year and what affected its performance?

During the period, the Fund outperformed the Russell 2000® Index due to stock selection and sector allocations. Security selection in the utilities, financials and consumer discretionary sectors strengthened relative performance. In contrast, stock selection in the information technology (IT) and materials sectors weighed on results. On an allocation basis, an overweight in IT and underweight in energy contributed, while a health care overweight detracted.

  The largest individual contributors to returns were off-benchmark allocations to electricity power and generation company Vistra, healthcare testing company Natera and mechanical and electrical construction company EMCOR Group.

  The largest individual detractors from returns during the period were underweight allocations to aerospace company FTAI Aviation and aerospace manufacturer Rocket Lab, as well as an off-benchmark allocation to steel producer United States Steel Corporation.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	Russell 2000® Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,316	$10,069	$9,559
12/31/2016	$12,119	$11,321	$11,595
12/31/2017	$12,886	$13,753	$13,294
12/31/2018	$11,152	$13,058	$11,830
12/31/2019	$13,363	$17,135	$14,849
12/31/2020	$14,163	$20,717	$17,813
12/31/2021	$18,929	$26,058	$20,453
12/31/2022	$16,572	$20,995	$16,273
12/31/2023	$19,148	$26,545	$19,028
12/31/2024	$21,673	$32,941	$21,223

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	13.19%	10.15%	8.04%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 2000® Index	11.54%	7.40%	7.82%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$794,245,926
# of Portfolio Holdings	900
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$2,160,184

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	98.0%
Money Market Fund	1.8%
Rights	0.0%
Other	0.2%

Top 5 Industries (Equity)

Banks	9.5%
Biotechnology	8.4%
Software	6.4%
Electrical Equipment	3.3%
Health Care Equipment & Supplies	3.1%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Global Conservative Allocation Managed Risk Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Global Conservative Allocation Managed Risk Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$57	0.55%

How did the Fund perform last year and what affected its performance?

The LVIP Global Conservative Allocation Managed Risk Fund operates in a fund of funds structure and is designed to give broad exposure to global equities and fixed income securities by investing in a combination of actively managed, passive index and multi-factor funds.

  During 2024, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund outperformed the Fund’s composite benchmark for the year.

  Equity allocations to actively managed large and mid-cap growth funds generally contributed positively to performance. Conversely, equity allocations to actively managed value-oriented funds generally detracted from returns.

  Within fixed income, allocations to high yield bonds contributed to returns as they outperformed the fixed income index component of the Fund’s composite benchmark.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a positive impact on relative performance in 2024.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Conservative Blended Composite
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,777	$10,062	$10,055	$10,033
12/31/2016	$10,241	$10,318	$10,321	$10,603
12/31/2017	$11,288	$10,668	$10,687	$11,714
12/31/2018	$10,759	$10,682	$10,688	$11,367
12/31/2019	$12,342	$11,606	$11,620	$13,236
12/31/2020	$13,183	$12,476	$12,492	$14,966
12/31/2021	$14,154	$12,275	$12,299	$16,040
12/31/2022	$11,944	$10,680	$10,699	$13,683
12/31/2023	$13,073	$11,248	$11,291	$15,333
12/31/2024	$14,045	$11,401	$11,432	$16,459

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	7.43%	2.62%	3.46%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Conservative Blended Composite	7.34%	4.45%	5.11%

Key Fund Statistics

Total Net Assets	$755,731,175
# of Portfolio Holdings	37
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$1,909,145

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	57.4%
Equity Funds	30.4%
International Equity Funds	9.4%
Money Market Funds	2.4%
Global Equity Funds	0.3%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Global Conservative Allocation Managed Risk Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Global Conservative Allocation Managed Risk Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$31	0.30%

How did the Fund perform last year and what affected its performance?

The LVIP Global Conservative Allocation Managed Risk Fund operates in a fund of funds structure and is designed to give broad exposure to global equities and fixed income securities by investing in a combination of actively managed, passive index and multi-factor funds.

  During 2024, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund outperformed the Fund’s composite benchmark for the year.

  Equity allocations to actively managed large and mid-cap growth funds generally contributed positively to performance. Conversely, equity allocations to actively managed value-oriented funds generally detracted from returns.

  Within fixed income, allocations to high yield bonds contributed to returns as they outperformed the fixed income index component of the Fund’s composite benchmark.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a positive impact on relative performance in 2024.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Conservative Blended Composite
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,800	$10,062	$10,055	$10,033
12/31/2016	$10,293	$10,318	$10,321	$10,603
12/31/2017	$11,373	$10,668	$10,687	$11,714
12/31/2018	$10,866	$10,682	$10,688	$11,367
12/31/2019	$12,497	$11,606	$11,620	$13,236
12/31/2020	$13,382	$12,476	$12,492	$14,966
12/31/2021	$14,403	$12,275	$12,299	$16,040
12/31/2022	$12,186	$10,680	$10,699	$13,683
12/31/2023	$13,370	$11,248	$11,291	$15,333
12/31/2024	$14,400	$11,401	$11,432	$16,459

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	7.71%	2.88%	3.71%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Conservative Blended Composite	7.34%	4.45%	5.11%

Key Fund Statistics

Total Net Assets	$755,731,175
# of Portfolio Holdings	37
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$1,909,145

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	57.4%
Equity Funds	30.4%
International Equity Funds	9.4%
Money Market Funds	2.4%
Global Equity Funds	0.3%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Global Growth Allocation Managed Risk Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Global Growth Allocation Managed Risk Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$57	0.54%

How did the Fund perform last year and what affected its performance?

The LVIP Global Growth Allocation Managed Risk Fund operates in a fund of funds structure and is designed to give broad exposure to global equities and fixed income securities by investing in a combination of actively managed, passive index and multi-factor funds.

  During 2024, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund performed in-line with its composite benchmark for the year.

  Equity allocations to actively managed large and mid-cap growth funds generally contributed positively to performance. Conversely, equity allocations to actively managed value-oriented funds generally detracted from returns.

  Within fixed income, allocations to high yield bonds contributed to returns as they outperformed the fixed income index component of the Fund’s composite benchmark.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a neutral impact on relative performance in 2024.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	Russell 1000® Index	Growth Blended Composite
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,607	$10,069	$10,092	$9,941
12/31/2016	$10,038	$11,321	$11,308	$10,695
12/31/2017	$11,578	$13,753	$13,761	$12,473
12/31/2018	$10,819	$13,058	$13,102	$11,725
12/31/2019	$12,502	$17,135	$17,220	$14,269
12/31/2020	$13,202	$20,717	$20,830	$16,473
12/31/2021	$14,850	$26,058	$26,340	$18,543
12/31/2022	$12,047	$20,995	$21,302	$15,564
12/31/2023	$13,618	$26,545	$26,953	$18,119
12/31/2024	$15,098	$32,941	$33,560	$20,121

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	10.86%	3.84%	4.21%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 1000® Index	24.51%	14.28%	12.87%
Growth Blended Composite	11.05%	7.12%	7.24%

Key Fund Statistics

Total Net Assets	$5,501,591,142
# of Portfolio Holdings	39
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$13,778,902

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	44.7%
Fixed Income Funds	27.9%
International Equity Funds	23.7%
Money Market Funds	2.8%
Global Equity Funds	0.8%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Global Growth Allocation Managed Risk Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Global Growth Allocation Managed Risk Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$31	0.29%

How did the Fund perform last year and what affected its performance?

The LVIP Global Growth Allocation Managed Risk Fund operates in a fund of funds structure and is designed to give broad exposure to global equities and fixed income securities by investing in a combination of actively managed, passive index and multi-factor funds.

  During 2024, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund performed in-line with its composite benchmark for the year.

  Equity allocations to actively managed large and mid-cap growth funds generally contributed positively to performance. Conversely, equity allocations to actively managed value-oriented funds generally detracted from returns.

  Within fixed income, allocations to high yield bonds contributed to returns as they outperformed the fixed income index component of the Fund’s composite benchmark.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a neutral impact on relative performance in 2024.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	Russell 1000® Index	Growth Blended Composite
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,631	$10,069	$10,092	$9,941
12/31/2016	$10,088	$11,321	$11,308	$10,695
12/31/2017	$11,666	$13,753	$13,761	$12,473
12/31/2018	$10,927	$13,058	$13,102	$11,725
12/31/2019	$12,660	$17,135	$17,220	$14,269
12/31/2020	$13,401	$20,717	$20,830	$16,473
12/31/2021	$15,113	$26,058	$26,340	$18,543
12/31/2022	$12,290	$20,995	$21,302	$15,564
12/31/2023	$13,928	$26,545	$26,953	$18,119
12/31/2024	$15,480	$32,941	$33,560	$20,121

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	11.15%	4.11%	4.47%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 1000® Index	24.51%	14.28%	12.87%
Growth Blended Composite	11.05%	7.12%	7.24%

Key Fund Statistics

Total Net Assets	$5,501,591,142
# of Portfolio Holdings	39
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$13,778,902

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	44.7%
Fixed Income Funds	27.9%
International Equity Funds	23.7%
Money Market Funds	2.8%
Global Equity Funds	0.8%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Global Moderate Allocation Managed Risk Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Global Moderate Allocation Managed Risk Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$57	0.54%

How did the Fund perform last year and what affected its performance?

The LVIP Global Moderate Allocation Managed Risk Fund operates in a fund of funds structure and is designed to give broad exposure to global equities and fixed income securities by investing in a combination of actively managed, passive index and multi-factor funds.

  During 2024, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund outperformed its composite benchmark for the year.

  Equity allocations to actively managed large and mid-cap growth funds generally contributed positively to performance. Conversely, equity allocations to actively managed value-oriented funds generally detracted from returns.

  Within fixed income, allocations to high yield bonds contributed to returns as they outperformed the fixed income index component of the Fund’s composite benchmark.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a neutral impact on relative performance in 2024.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Moderate Blended Composite
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,638	$10,062	$10,055	$9,956
12/31/2016	$10,031	$10,318	$10,321	$10,663
12/31/2017	$11,439	$10,668	$10,687	$12,231
12/31/2018	$10,790	$10,682	$10,688	$11,628
12/31/2019	$12,380	$11,606	$11,620	$13,948
12/31/2020	$13,103	$12,476	$12,492	$16,039
12/31/2021	$14,484	$12,275	$12,299	$17,746
12/31/2022	$11,937	$10,680	$10,699	$14,962
12/31/2023	$13,317	$11,248	$11,291	$17,191
12/31/2024	$14,637	$11,401	$11,432	$18,905

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	9.91%	3.41%	3.88%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Moderate Blended Composite	9.97%	6.27%	6.58%

Key Fund Statistics

Total Net Assets	$4,515,136,773
# of Portfolio Holdings	40
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$11,031,539

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	39.9%
Fixed Income Funds	37.7%
International Equity Funds	18.7%
Money Market Funds	2.8%
Global Equity Funds	0.7%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Global Moderate Allocation Managed Risk Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Global Moderate Allocation Managed Risk Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$30	0.29%

How did the Fund perform last year and what affected its performance?

The LVIP Global Moderate Allocation Managed Risk Fund operates in a fund of funds structure and is designed to give broad exposure to global equities and fixed income securities by investing in a combination of actively managed, passive index and multi-factor funds.

  During 2024, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund outperformed its composite benchmark for the year.

  Equity allocations to actively managed large and mid-cap growth funds generally contributed positively to performance. Conversely, equity allocations to actively managed value-oriented funds generally detracted from returns.

  Within fixed income, allocations to high yield bonds contributed to returns as they outperformed the fixed income index component of the Fund’s composite benchmark.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a neutral impact on relative performance in 2024.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Moderate Blended Composite
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,663	$10,062	$10,055	$9,956
12/31/2016	$10,082	$10,318	$10,321	$10,663
12/31/2017	$11,526	$10,668	$10,687	$12,231
12/31/2018	$10,900	$10,682	$10,688	$11,628
12/31/2019	$12,537	$11,606	$11,620	$13,948
12/31/2020	$13,301	$12,476	$12,492	$16,039
12/31/2021	$14,740	$12,275	$12,299	$17,746
12/31/2022	$12,178	$10,680	$10,699	$14,962
12/31/2023	$13,620	$11,248	$11,291	$17,191
12/31/2024	$15,008	$11,401	$11,432	$18,905

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	10.19%	3.66%	4.14%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Moderate Blended Composite	9.97%	6.27%	6.58%

Key Fund Statistics

Total Net Assets	$4,515,136,773
# of Portfolio Holdings	40
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$11,031,539

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	39.9%
Fixed Income Funds	37.7%
International Equity Funds	18.7%
Money Market Funds	2.8%
Global Equity Funds	0.7%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Government Money Market Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Government Money Market Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$65	0.64%

Key Fund Statistics

  Total Net Assets$1,754,811,424
  # of Portfolio Holdings130
  Total Advisory Fees Paid$5,094,041

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Repurchase Agreements	44.4%
U.S. Treasury Obligations	39.2%
Agency Obligations	14.8%
Money Market Fund	0.0%
Other	1.6%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Government Money Market Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Government Money Market Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$40	0.39%

Key Fund Statistics

  Total Net Assets$1,754,811,424
  # of Portfolio Holdings130
  Total Advisory Fees Paid$5,094,041

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Repurchase Agreements	44.4%
U.S. Treasury Obligations	39.2%
Agency Obligations	14.8%
Money Market Fund	0.0%
Other	1.6%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Invesco Select Equity Income Managed Volatility Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Invesco Select Equity Income Managed Volatility Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$98	0.92%

How did the Fund perform last year and what affected its performance?

Strong equity market returns contributed most to Fund results throughout the year. The sectors with the largest absolute contribution were financials, industrials, and materials. Conversely, the healthcare sector provided the lowest contribution. Stock selection within the information technology and consumer discretionary was especially beneficially to relative results.

  At a security level, Wells Fargo, Walmart, Philip Morris International, Parker-Hannifin and JPMorgan Chase were among top contributors. Stock selection within the industrials and energy sectors was amongst the top relative detractor from Fund returns.

  At a security level, Intel, CVS Health, Microchip Technology, ConocoPhillips and Humana were the largest detractors. Fixed income was a key detractor to performance versus the Funds composite benchmark. Given a strong equity market, investment grade bonds materially underperformed the benchmark and detracted from relative performance. Currency forward contracts are held for the purpose of hedging currency exposure of non-US-based companies in the portfolio. These derivatives are not used for speculative purposes or leverage.

  The currency forward contracts held had a small positive impact on the Fund’s relative performance for the year. The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a neutral impact on relative performance in 2024.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	Russell 1000® Value Index	LVIP Invesco Select Equity Income Composite
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,109	$10,069	$9,617	$9,685
12/31/2016	$9,643	$11,321	$11,285	$11,153
12/31/2017	$11,347	$13,753	$12,827	$12,512
12/31/2018	$10,275	$13,058	$11,767	$11,637
12/31/2019	$12,254	$17,135	$14,890	$14,424
12/31/2020	$13,105	$20,717	$15,306	$15,109
12/31/2021	$15,751	$26,058	$19,157	$18,269
12/31/2022	$14,607	$20,995	$17,713	$16,742
12/31/2023	$16,329	$26,545	$19,743	$18,518
12/31/2024	$18,397	$32,941	$22,580	$20,807

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	12.66%	8.47%	6.29%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 1000® Value Index	14.37%	8.68%	8.49%
LVIP Invesco Select Equity Income Composite	12.36%	7.60%	7.60%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$412,780,381
# of Portfolio Holdings	667
Portfolio Turnover Rate	74%
Total Advisory Fees Paid	$2,451,157

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	81.0%
Money Market Fund	6.2%
Corporate Bonds	5.2%
U.S. Treasury Obligations	3.7%
Convertible Bonds	3.4%
Convertible Preferred Stocks	0.1%
Agency Obligations	0.0%
Short-Term Investments	0.0%
Other	0.4%

Top 5 Industries (Equity)

Banks	6.1%
Oil, Gas & Consumable Fuels	5.1%
Capital Markets	4.3%
Software	4.0%
Semiconductors & Semiconductor Equipment	3.7%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Invesco Select Equity Income Managed Volatility Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Invesco Select Equity Income Managed Volatility Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$61	0.57%

How did the Fund perform last year and what affected its performance?

Strong equity market returns contributed most to Fund results throughout the year. The sectors with the largest absolute contribution were financials, industrials, and materials. Conversely, the healthcare sector provided the lowest contribution. Stock selection within the information technology and consumer discretionary was especially beneficially to relative results.

  At a security level, Wells Fargo, Walmart, Philip Morris International, Parker-Hannifin and JPMorgan Chase were among top contributors. Stock selection within the industrials and energy sectors was amongst the top relative detractor from Fund returns.

  At a security level, Intel, CVS Health, Microchip Technology, ConocoPhillips and Humana were the largest detractors. Fixed income was a key detractor to performance versus the Funds composite benchmark. Given a strong equity market, investment grade bonds materially underperformed the benchmark and detracted from relative performance. Currency forward contracts are held for the purpose of hedging currency exposure of non-US-based companies in the portfolio. These derivatives are not used for speculative purposes or leverage.

  The currency forward contracts held had a small positive impact on the Fund’s relative performance for the year. The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a neutral impact on relative performance in 2024.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	Russell 1000® Value Index	LVIP Invesco Select Equity Income Composite
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,141	$10,069	$9,617	$9,685
12/31/2016	$9,712	$11,321	$11,285	$11,153
12/31/2017	$11,467	$13,753	$12,827	$12,512
12/31/2018	$10,421	$13,058	$11,767	$11,637
12/31/2019	$12,471	$17,135	$14,890	$14,424
12/31/2020	$13,384	$20,717	$15,306	$15,109
12/31/2021	$16,142	$26,058	$19,157	$18,269
12/31/2022	$15,024	$20,995	$17,713	$16,742
12/31/2023	$16,853	$26,545	$19,743	$18,518
12/31/2024	$19,054	$32,941	$22,580	$20,807

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	13.06%	8.85%	6.66%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 1000® Value Index	14.37%	8.68%	8.49%
LVIP Invesco Select Equity Income Composite	12.36%	7.60%	7.60%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$412,780,381
# of Portfolio Holdings	667
Portfolio Turnover Rate	74%
Total Advisory Fees Paid	$2,451,157

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	81.0%
Money Market Fund	6.2%
Corporate Bonds	5.2%
U.S. Treasury Obligations	3.7%
Convertible Bonds	3.4%
Convertible Preferred Stocks	0.1%
Agency Obligations	0.0%
Short-Term Investments	0.0%
Other	0.4%

Top 5 Industries (Equity)

Banks	6.1%
Oil, Gas & Consumable Fuels	5.1%
Capital Markets	4.3%
Software	4.0%
Semiconductors & Semiconductor Equipment	3.7%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP JPMorgan Core Bond Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP JPMorgan Core Bond Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$73	0.72%

How did the Fund perform last year and what affected its performance?

  During 2024, security selection, specifically in Investment Grade Credit and securitized sectors drove outperformance.

  Conversely, duration and curve positioning was a slight draw on performance.

  Sector allocations within the Fund were positive to overall Fund returns in 2024. The Fund's underweight to Treasuries and overweight to securitized credit (non-agency MBS, CMBS, and ABS) contributed to outperformance.

  The Fund's underweight to Credit detracted from performance over the year. Treasury futures are used in the Fund for duration and yield curve management.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,086	$10,062	$9,999
12/31/2016	$10,272	$10,318	$10,321
12/31/2017	$10,611	$10,668	$10,687
12/31/2018	$10,587	$10,682	$10,688
12/31/2019	$11,420	$11,606	$11,620
12/31/2020	$12,297	$12,476	$12,492
12/31/2021	$12,092	$12,275	$12,299
12/31/2022	$10,552	$10,680	$10,699
12/31/2023	$11,149	$11,248	$11,291
12/31/2024	$11,311	$11,401	$11,432

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	1.46%	(0.19%)	1.24%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

Key Fund Statistics

Total Net Assets	$2,452,506,945
# of Portfolio Holdings	2,846
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$9,044,223

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Asset Allocation

U.S. Treasury Obligations	29.8%
Corporate Bonds	25.1%
Agency Mortgage-Backed Securities	23.4%
Non-Agency Asset-Backed Securities	9.2%
Agency Collateralized Mortgage Obligations	2.9%
Non-Agency Collateralized Mortgage Obligations	2.8%
Non-Agency Commercial Mortgage-Backed Securities	2.4%
Agency Commercial Mortgage-Backed Securities	2.0%
Money Market Fund	1.6%
Sovereign Bonds	0.3%
Other	0.5%

Top 5 Industries (Fixed Income)

Banks	9.3%
Electric	2.1%
Diversified Financial Services	1.3%
Oil & Gas	1.2%
Pipelines	1.1%

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	56.3%
AAA	6.1%
AA	5.7%
A	13.6%
BBB	11.8%
BB	0.2%
B	0.0%
CCC	0.1%
C	0.0%
Not Rated	6.2%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP JPMorgan Core Bond Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP JPMorgan Core Bond Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$47	0.47%

How did the Fund perform last year and what affected its performance?

  During 2024, security selection, specifically in Investment Grade Credit and securitized sectors drove outperformance.

  Conversely, duration and curve positioning was a slight draw on performance.

  Sector allocations within the Fund were positive to overall Fund returns in 2024. The Fund's underweight to Treasuries and overweight to securitized credit (non-agency MBS, CMBS, and ABS) contributed to outperformance.

  The Fund's underweight to Credit detracted from performance over the year. Treasury futures are used in the Fund for duration and yield curve management.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,112	$10,062	$9,999
12/31/2016	$10,326	$10,318	$10,321
12/31/2017	$10,695	$10,668	$10,687
12/31/2018	$10,700	$10,682	$10,688
12/31/2019	$11,575	$11,606	$11,620
12/31/2020	$12,483	$12,476	$12,492
12/31/2021	$12,314	$12,275	$12,299
12/31/2022	$10,765	$10,680	$10,699
12/31/2023	$11,401	$11,248	$11,291
12/31/2024	$11,597	$11,401	$11,432

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	1.72%	0.04%	1.49%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

Key Fund Statistics

Total Net Assets	$2,452,506,945
# of Portfolio Holdings	2,846
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$9,044,223

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Asset Allocation

U.S. Treasury Obligations	29.8%
Corporate Bonds	25.1%
Agency Mortgage-Backed Securities	23.4%
Non-Agency Asset-Backed Securities	9.2%
Agency Collateralized Mortgage Obligations	2.9%
Non-Agency Collateralized Mortgage Obligations	2.8%
Non-Agency Commercial Mortgage-Backed Securities	2.4%
Agency Commercial Mortgage-Backed Securities	2.0%
Money Market Fund	1.6%
Sovereign Bonds	0.3%
Other	0.5%

Top 5 Industries (Fixed Income)

Banks	9.3%
Electric	2.1%
Diversified Financial Services	1.3%
Oil & Gas	1.2%
Pipelines	1.1%

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	56.3%
AAA	6.1%
AA	5.7%
A	13.6%
BBB	11.8%
BB	0.2%
B	0.0%
CCC	0.1%
C	0.0%
Not Rated	6.2%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP JPMorgan High Yield Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP JPMorgan High Yield Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$97	0.93%

How did the Fund perform last year and what affected its performance?

During the first half of 2024, U.S. high yield spreads tightened and yields rose modestly, absorbing half the U.S. Treasuries' rise, generating near-carry returns. During the second half of 2024, U.S. high yield returns accelerated as lower-quality issuers improved fundamentals, boosting demand with increased risk appetite. New issuance surpassed 2022-2023 combined, defaults stayed below 1%, and demand outpaced supply despite tight spreads.

  The Fund underperformed due to an overweight in Pharmaceuticals and strong security selection in Wirelines and Cable Satellite. Bausch Health's bonds surged after announcing the sale of Bausch & Lomb, a move better for creditors than a spin-off, increasing prices CommScope's bonds rose after announcing refinancing to address near-term maturities, with management giving positive long-term guidance.

  The Fund was negatively impacted by security selection in Retailers and Chemicals sectors alongside an overweight to the Automotive sector. An overweight in Venator Materials led underperformance as 2023 restructuring followed rising gas prices & weak demand, persisting in 2024.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Core Bond Index	ICE BofA U.S. High Yield Constrained Index	Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,583	$10,062	$9,539	$9,557
12/31/2016	$10,826	$10,318	$11,207	$11,194
12/31/2017	$11,531	$10,668	$12,046	$12,033
12/31/2018	$11,174	$10,682	$11,773	$11,783
12/31/2019	$12,592	$11,606	$13,469	$13,470
12/31/2020	$13,259	$12,476	$14,287	$14,419
12/31/2021	$14,077	$12,275	$15,051	$15,178
12/31/2022	$12,604	$10,680	$13,364	$13,481
12/31/2023	$14,053	$11,248	$15,164	$15,293
12/31/2024	$15,151	$11,401	$16,408	$16,546

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	7.81%	3.77%	4.24%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
ICE BofA U.S. High Yield Constrained Index	8.20%	4.03%	5.08%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	8.19%	4.20%	5.16%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$721,921,069
# of Portfolio Holdings	749
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$4,187,997

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Asset Allocation

Corporate Bonds	86.3%
Loan Agreements	5.9%
Money Market Fund	3.0%
U.S. Treasury Obligations	1.5%
Common Stock	1.3%
Preferred Stocks	0.4%
Convertible Bonds	0.1%
Warrants	0.0%
Mutual Fund	0.0%
Other	1.5%

Top 5 Industries (Fixed Income)

Media	11.4%
Oil & Gas	6.5%
Commercial Services	5.5%
Pipelines	4.7%
Telecommunications	4.5%

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	1.6%
BBB	9.7%
BB	55.0%
B	22.5%
CCC	9.8%
CC	0.2%
Not Rated	1.2%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP JPMorgan High Yield Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP JPMorgan High Yield Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$71	0.68%

How did the Fund perform last year and what affected its performance?

During the first half of 2024, U.S. high yield spreads tightened and yields rose modestly, absorbing half the U.S. Treasuries' rise, generating near-carry returns. During the second half of 2024, U.S. high yield returns accelerated as lower-quality issuers improved fundamentals, boosting demand with increased risk appetite. New issuance surpassed 2022-2023 combined, defaults stayed below 1%, and demand outpaced supply despite tight spreads.

  The Fund underperformed due to an overweight in Pharmaceuticals and strong security selection in Wirelines and Cable Satellite. Bausch Health's bonds surged after announcing the sale of Bausch & Lomb, a move better for creditors than a spin-off, increasing prices CommScope's bonds rose after announcing refinancing to address near-term maturities, with management giving positive long-term guidance.

  The Fund was negatively impacted by security selection in Retailers and Chemicals sectors alongside an overweight to the Automotive sector. An overweight in Venator Materials led underperformance as 2023 restructuring followed rising gas prices & weak demand, persisting in 2024.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Core Bond Index	ICE BofA U.S. High Yield Constrained Index	Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,606	$10,062	$9,539	$9,557
12/31/2016	$10,880	$10,318	$11,207	$11,194
12/31/2017	$11,617	$10,668	$12,046	$12,033
12/31/2018	$11,286	$10,682	$11,773	$11,783
12/31/2019	$12,751	$11,606	$13,469	$13,470
12/31/2020	$13,459	$12,476	$14,287	$14,419
12/31/2021	$14,325	$12,275	$15,051	$15,178
12/31/2022	$12,860	$10,680	$13,364	$13,481
12/31/2023	$14,372	$11,248	$15,164	$15,293
12/31/2024	$15,535	$11,401	$16,408	$16,546

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	8.09%	4.03%	4.50%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
ICE BofA U.S. High Yield Constrained Index	8.20%	4.03%	5.08%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	8.19%	4.20%	5.16%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$721,921,069
# of Portfolio Holdings	749
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$4,187,997

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Asset Allocation

Corporate Bonds	86.3%
Loan Agreements	5.9%
Money Market Fund	3.0%
U.S. Treasury Obligations	1.5%
Common Stock	1.3%
Preferred Stocks	0.4%
Convertible Bonds	0.1%
Warrants	0.0%
Mutual Fund	0.0%
Other	1.5%

Top 5 Industries (Fixed Income)

Media	11.4%
Oil & Gas	6.5%
Commercial Services	5.5%
Pipelines	4.7%
Telecommunications	4.5%

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	1.6%
BBB	9.7%
BB	55.0%
B	22.5%
CCC	9.8%
CC	0.2%
Not Rated	1.2%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

(b)	Not Applicable.

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	The registrant’s code of ethics is reasonably designed as described in Item 2(b) of Form N-CSR.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable.

(f)	The Code of Ethics is included with this Form N-CSR as Exhibit 19(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that Brian W. Wixted is an “audit committee financial expert” and is “independent,” as these terms are defined in Item 3 of Form N-CSR. This designation will not increase the designee’s duties, obligations or liability as compared to his duties, obligations and liability as a member of the Audit Committee and of the Board.

Item 4. Principal Accountant Fees and Services.

In reorganization transactions that occurred on May 1, 2023, the LVIP JPMorgan Core Bond Fund, LVIP JPMorgan Mid Cap Value Fund, LVIP JPMorgan Small Cap Core Fund, and LVIP JPMorgan U.S. Equity Fund (each a “JPM Reorganized Fund,” together the “JPM Reorganized Funds”) acquired and assumed the performance, financial and other historical information of the JPMorgan Insurance Trust Core Bond Portfolio, JPMorgan Insurance Trust Mid Cap Value Portfolio, JPMorgan Insurance Trust Small Cap Core Portfolio, and JPMorgan Insurance Trust U.S. Equity Portfolio, respectively, each formerly a series of JPMorgan Insurance Trust.

The Board of Trustees engaged Tait, Weller and Baker LLP to serve as the JPM Reorganized Funds' independent registered public accounting firm for the fiscal year 2023 in order to maintain auditor independence in light of the reorganization transactions.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by Ernst & Young LLP (“E&Y”), principal accountant for all funds except the JPM Reorganized Funds in fiscal year 2023, and for all funds in fiscal year 2024, for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $3,667,500 for 2024 and $3,463,760 for 2023. The aggregate fees billed by Tait, Weller and Baker LLP, principal accountant for the JPM Reorganized Funds in fiscal year 2023, for the audit of the JPM Reorganized Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are $0 for 2024 and $131,000 for 2023.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by E&Y, the principal accountant for all funds except the JPM Reorganized Funds in fiscal year 2023, and for all funds in fiscal year 2024, that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $43,505 for 2024 and $31,855 for 2023. The aggregate fees billed for assurance and related services by Tait, Weller and Baker LLP, principal accountant for the JPM Reorganized Funds in fiscal year 2023, that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2024 and $0 for 2023. These audit-related services were comprised of a review of the Registrant’s semi-annual reports to shareholders and consents for the registration statements relating to Fund mergers.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by E&Y, the principal accountant for all funds except the JPM Reorganized Funds in fiscal year 2023, and for all funds in fiscal year 2024, for tax compliance, tax advice, and tax planning are $473,661 for 2024 and $349,077 for 2023. The aggregate fees billed for professional services rendered by Tait, Weller and Baker LLP, principal accountant for the JPM Reorganized Funds in fiscal year 2023, for tax compliance, tax advice, and tax planning are $0 for 2024 and $0 for 2023. These tax services were comprised of U.S. and international tax compliance services and tax advisory services related to tax reclaims and investment security analysis.

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by E&Y, the principal accountant for all funds except the JPM Reorganized Funds in fiscal year 2023, and for all funds in fiscal year 2024, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2024 and $0 for 2023. The aggregate fees billed for products and services provided by Tait, Weller and Baker LLP, principal accountant for the JPM Reorganized Funds in fiscal year 2024, for tax compliance, tax advice, and tax planning are $0 for 2024 and $0 for 2023.

(e)(1)

Audit Committee Pre-Approval Policies and Procedures

The Registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Procedures”) with respect to services provided by the Registrant’s independent auditors. Pursuant to the Pre-Approval Procedures, the Audit Committee has pre-approved the services set forth in the table below with respect to the Registrant up to the specified fee limits.

Service	Range of Fees
Audit Services
Services associated with SEC registration statement on Form N-1A which will be filed with the SEC	Up to $5,000 per Fund
Services associated with SEC registration statements/proxy statements on Form N-14 or Schedule 14A	Up to $20,000 per Fund

The Pre-Approval Procedures require the Chief Accounting Officer to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Procedures.

(e)(2)	No services included in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by E&Y, the principal accountant for all funds except the JPM Reorganized Funds in 2023, and for all funds in fiscal year 2024, for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $1,562,881 for 2024 and $1,426,647 for 2023. The aggregate non-audit fees billed by Tait, Weller and Baker LLP, principal accountant for the JPM Reorganized Funds in fiscal year 2023, for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant are $0 for 2024 and $0 for 2023.

(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The registrant’s Financial Statements are attached herewith.

Lincoln Hedged Nasdaq-100 Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

Lincoln Hedged Nasdaq-100 Fund

Lincoln Hedged Nasdaq-100 Fund
Schedule of Investments
December 31, 2024

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–50.79%
INVESTMENT COMPANY–50.79%
Equity Fund–50.79%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Nasdaq-100 Index Fund	361,768	$5,342,234
Total Affiliated Investment (Cost $4,427,988)		5,342,234
UNAFFILIATED INVESTMENTS–53.68%
INVESTMENT COMPANY–0.52%
Money Market Fund–0.52%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.43%)	54,043	54,043
Total Investment Company (Cost $54,043)		54,043

	Number of Contracts

OPTIONS PURCHASED–53.16%
CENTRALLY CLEARED–53.16%
Call Options–49.60%
Invesco QQQ TrustSM Series 1 ETF Strike price $9.60, expiration date 6/18/25, notional amount $24,960	26	1,304,504
Invesco QQQ TrustSM Series 1 ETF Strike price $9.60, expiration date 3/19/25, notional amount $24,960	26	1,305,167
Invesco QQQ TrustSM Series 1 ETF Strike price $9.43, expiration date 9/17/25, notional amount $24,518	26	1,304,856
Invesco QQQ TrustSM Series 1 ETF Strike price $10.33, expiration date 12/17/25, notional amount $26,858	26	1,302,275
		5,216,802
	Number of Contracts	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
OPTIONS PURCHASED (continued)
CENTRALLY CLEARED (continued)
Put Options–3.56%
Invesco QQQ TrustSM Series 1 ETF Strike price $480.18, expiration date 6/18/25, notional amount $2,496,936	52	$73,135
Invesco QQQ TrustSM Series 1 ETF Strike price $480.18, expiration date 3/19/25, notional amount $2,496,936	52	39,310
Invesco QQQ TrustSM Series 1 ETF Strike price $471.44, expiration date 9/17/25, notional amount $2,451,488	52	87,043
Invesco QQQ TrustSM Series 1 ETF Strike price $516.47, expiration date 12/17/25, notional amount $2,685,644	52	175,400
		374,888
Total Options Purchased (Cost $5,543,905)		5,591,690
Total Unaffiliated Investments (Cost $5,597,948)		5,645,733

TOTAL INVESTMENTS–104.47% (Cost $10,025,936)	10,987,967

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(4.04)%
CENTRALLY CLEARED–(4.04)%
Call Options–(2.43)%
Invesco QQQ TrustSM Series 1 ETF Strike price $566.66, expiration date 6/18/25, notional amount $(2,946,632)	(52)	(44,270)
Invesco QQQ TrustSM Series 1 ETF Strike price $543.04, expiration date 3/19/25, notional amount $(2,823,808)	(52)	(32,940)
Lincoln Hedged Nasdaq-100 Fund-1

Lincoln Hedged Nasdaq-100 Fund
Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
CENTRALLY CLEARED (continued)
Call Options (continued)
Invesco QQQ TrustSM Series 1 ETF Strike price $550.83, expiration date 9/17/25, notional amount $(2,864,316)	(52)	$(117,901)
Invesco QQQ TrustSM Series 1 ETF Strike price $608.66, expiration date 12/17/25, notional amount $(3,165,032)	(52)	(60,284)
(255,395)
Put Options–(1.61)%
Invesco QQQ TrustSM Series 1 ETF Strike price $422.56, expiration date 6/18/25, notional amount $(2,197,312)	(52)	(29,528)
Invesco QQQ TrustSM Series 1 ETF Strike price $422.56, expiration date 3/19/25, notional amount $(2,197,312)	(52)	(11,092)
Invesco QQQ TrustSM Series 1 ETF Strike price $414.87, expiration date 9/17/25, notional amount $(2,157,324)	(52)	(41,071)
Invesco QQQ TrustSM Series 1 ETF Strike price $454.49, expiration date 12/17/25, notional amount $(2,363,348)	(52)	(87,898)
(169,589)
Total Options Written (Premiums received $(542,963))		(424,984)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.43%)		(44,770)
NET ASSETS APPLICABLE TO 937,456 SHARES OUTSTANDING–100.00%		$10,518,213

✧✧Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
See accompanying notes, which are an integral part of the financial statements.
Lincoln Hedged Nasdaq-100 Fund-2

Lincoln Hedged Nasdaq-100 Fund
Statement of Assets and Liabilities
December 31, 2024
ASSETS:
Unaffiliated investments, at value	$5,645,733
Affiliated investments, at value	5,342,234
Receivable for securities sold	1,474,784
Expense reimbursement receivable from Lincoln Financial Investments Corporation	4,327
Dividends and interest receivable	193
Prepaid expenses	35
TOTAL ASSETS	12,467,306
LIABILITIES:
Payable for securities purchased	1,429,655
Options written, at value	424,984
Due to custodian	45,128
Payable for audit fee	22,052
Payable for fund accounting fee	16,007
Due to manager and affiliates	6,093
Other accrued expenses payable	3,843
Payable for fund shares redeemed	1,331
TOTAL LIABILITIES	1,949,093
TOTAL NET ASSETS	$10,518,213
Unaffiliated investments, at cost	$5,597,948
Affiliated investments, at cost	4,427,988
Options written, premiums received	(542,963)
Standard Class:
Net Assets	$523,048
Shares Outstanding	46,261
Net Asset Value Per Share	$11.306
Service Class:
Net Assets	$9,995,165
Shares Outstanding	891,195
Net Asset Value Per Share	$11.215
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$10,199,782
Distributable earnings/(accumulated loss)	318,431
TOTAL NET ASSETS	$10,518,213
See accompanying notes, which are an integral part of the financial statements.
Lincoln Hedged Nasdaq-100 Fund-3

Lincoln Hedged Nasdaq-100 Fund
Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Dividends from affiliated investments	$20,572
Dividends from unaffiliated investments	2,810
23,382
EXPENSES:
Management fees	37,116
Professional fees	36,587
Accounting and administration expenses	29,455
Distribution fees-Service Class	22,989
Reports and statements to shareholders	10,005
Consulting fees	4,625
Pricing fees	2,906
Shareholder servicing fees	1,957
Custodian fees	1,773
Trustees’ fees and expenses	174
Index fees	66
Other	2,597
150,250
Less:
Management fees waived	(15,521)
Expenses reimbursed	(69,901)
Total operating expenses	64,828
NET INVESTMENT LOSS	(41,446)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	17,031
Distributions from affiliated investment companies	28,384
Options purchased	193,046
Options written	(57,385)
Net realized gain	181,076
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	574,428
Options purchased	(1,437)
Options written	133,732
Net change in unrealized appreciation (depreciation)	706,723
NET REALIZED AND UNREALIZED GAIN	887,799
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$846,353
See accompanying notes, which are an integral part of the financial statements.

Lincoln Hedged Nasdaq-100 Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/24	12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(41,446)	$(20,867)
Net realized gain	181,076	198,723
Net change in unrealized appreciation (depreciation)	706,723	785,180
Net increase in net assets resulting from operations	846,353	963,036
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(30,242)	(968)
Service Class	(589,900)	(272,699)
	(620,142)	(273,667)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	533,734	—
Service Class	6,619,239	866,262
Reinvestment of dividends and distributions:
Standard Class	30,242	968
Service Class	589,900	272,699
	7,773,115	1,139,929
Cost of shares redeemed:
Standard Class	(54,402)	—
Service Class	(822,986)	(1,100,391)
	(877,388)	(1,100,391)
Increase in net assets derived from capital share transactions	6,895,727	39,538
NET INCREASE IN NET ASSETS	7,121,938	728,907
NET ASSETS:
Beginning of year	3,396,275	2,667,368
End of year	$10,518,213	$3,396,275
See accompanying notes, which are an integral part of the financial statements.
Lincoln Hedged Nasdaq-100 Fund-4

Lincoln Hedged Nasdaq-100 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln Hedged Nasdaq-100 Fund Standard Class
	Year Ended			9/17/21[1] to 12/31/21
	12/31/24	12/31/23	12/31/22
Net asset value, beginning of period	$10.440	$8.317	$10.254	$10.000
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.031)	(0.029)	(0.028)	(0.009)
Net realized and unrealized gain (loss)	1.599	3.080	(1.732)	0.328
Total from investment operations	1.568	3.051	(1.760)	0.319
Less dividends and distributions from:
Net investment income	—	(0.037)	—	(0.065)
Net realized gain	(0.702)	(0.891)	(0.177)	—
Total dividends and distributions	(0.702)	(0.928)	(0.177)	(0.065)
Net asset value, end of period	$11.306	$10.440	$8.317	$10.254
Total return[3]	15.12%	36.82%	(17.13% )	3.19%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$523	$12	$9	$10
Ratio of expenses to average net assets[4]	0.62%	0.62%	0.62%	0.62%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	1.89%	3.50%	4.69%	6.50%
Ratio of net investment loss to average net assets	(0.27% )	(0.30% )	(0.30% )	(0.31% )
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(1.54% )	(3.18% )	(4.37% )	(6.19% )
Portfolio turnover	53%	38%	—%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
Lincoln Hedged Nasdaq-100 Fund-5

Lincoln Hedged Nasdaq-100 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln Hedged Nasdaq-100 Fund Service Class
	Year Ended			9/17/21[1] to 12/31/21
	12/31/24	12/31/23	12/31/22
Net asset value, beginning of period	$10.397	$8.288	$10.253	$10.000
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.070)	(0.064)	(0.060)	(0.020)
Net realized and unrealized gain (loss)	1.590	3.064	(1.728)	0.328
Total from investment operations	1.520	3.000	(1.788)	0.308
Less dividends and distributions from:
Net investment income	—	—	—	(0.055)
Net realized gain	(0.702)	(0.891)	(0.177)	—
Total dividends and distributions	(0.702)	(0.891)	(0.177)	(0.055)
Net asset value, end of period	$11.215	$10.397	$8.288	$10.253
Total return[3]	14.72%	36.33%	(17.41% )	3.08%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$9,995	$3,385	$2,659	$2,419
Ratio of expenses to average net assets[4]	0.97%	0.97%	0.97%	0.97%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	2.24%	3.85%	5.04%	6.85%
Ratio of net investment loss to average net assets	(0.62% )	(0.65% )	(0.65% )	(0.66% )
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(1.89% )	(3.53% )	(4.72% )	(6.54% )
Portfolio turnover	53%	38%	—%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
Lincoln Hedged Nasdaq-100 Fund-6

Lincoln Hedged Nasdaq-100 Fund
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the Lincoln Hedged Nasdaq-100 Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests about half of its assets in open-end investment companies, primarily the LVIP SSGA Nasdaq-100 Index Fund. The Fund is advised by Lincoln Financial Investments Corporation (LFI). The LVIP SSGA Nasdaq-100 Index Fund, which is sub-advised by an unaffiliated adviser, invests primarily in the securities that make up the Nasdaq-100 Index and money market instruments. A significant portion of the Underlying Fund employs a passive investment style (i.e., index fund). In addition to investment companies, the Fund may invest in individual securities, such as money market instruments and FLexible EXchange® Options (“FLEX Options”). Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek long term growth of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   FLexible EXchange® Options are valued based on the transaction prices executed by the Fund's sub-adviser, except on days in which the sub-adviser does not trade FLEX Options; on the days the sub-adviser does not trade FLEX Options, FLEX Options are valued using evaluated prices obtained from an approved pricing vendor.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024, and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts
Lincoln Hedged Nasdaq-100 Fund-7

Lincoln Hedged Nasdaq-100 Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.55% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.23% on first $50 million and 0.00% over $50 million of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.62% of the Fund’s average daily net assets for the Standard Class and 0.97% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through June 21, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended December 31, 2024, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2025	2026	2027	Total
LFI	$89,164	$85,501	$69,901	$244,566
Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Fund's defined outcome strategy. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$502
Legal	76
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $13 for the year ended December 31, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
Lincoln Hedged Nasdaq-100 Fund-8

Lincoln Hedged Nasdaq-100 Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At December 31, 2024, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$4,327
Management fees payable to LFI	2,861
Distribution fees payable to LFD	2,973
Shareholder servicing fees payable to Lincoln Life	259
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
At December 31, 2024, Lincoln Life directly owned 57.75% of Lincoln Hedged Nasdaq-100 Fund.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the year ended December 31, 2024, were as follows:
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 12/31/24	Number of Shares 12/31/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-50.79%@
Equity Fund-50.79%@
✧✧LVIP SSGA Nasdaq-100 Index Fund	$1,748,176	$3,672,374	$669,775	$17,031	$574,428	$5,342,234	361,768	$20,572	$28,384

@ As a percentage of Net Assets as of December 31, 2024.
✧✧ Standard Class shares.
3. Investments
For the year ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$4,148,867
Sales	2,158,280
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments and derivatives	$10,063,101
Aggregate unrealized appreciation of investments and derivatives	$1,324,152
Aggregate unrealized depreciation of investments and derivatives	(281,307)
Net unrealized appreciation of investments and derivatives	$1,042,845
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted
Lincoln Hedged Nasdaq-100 Fund-9

Lincoln Hedged Nasdaq-100 Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$5,342,234	$—	$—	$5,342,234
Unaffiliated Investment Company	54,043	—	—	54,043
Options Purchased	—	5,591,690	—	5,591,690
Total Investments	$5,396,277	$5,591,690	$—	$10,987,967
Derivatives:
Liabilities:
Options Written	$—	$(424,984)	$—	$(424,984)
There were no Level 3 investments at the beginning or end of the period.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale and straddle loss deferrals, mark-to-market adjustments on certain derivatives and adjustments related to distributions from underlying regulated investment companies (RICS).   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Year Ended
	12/31/24	12/31/23
Ordinary income	$615,471	$273,667
Long-term capital gains	4,671	—
Total	$620,142	$273,667
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$301,921
Other temporary differences	(1,026,335)
Net unrealized appreciation	1,042,845
Distributable earnings/(accumulated loss)	$318,431
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, there were no permanent differences requiring a reclassification.
At December 31, 2024, the Fund had no capital loss carryforwards for federal income tax purposes.
Lincoln Hedged Nasdaq-100 Fund-10

Lincoln Hedged Nasdaq-100 Fund
Notes to Financial Statements (continued)
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/24	12/31/23
Shares sold:
Standard Class	47,075	—
Service Class	586,701	90,934
Shares reinvested:
Standard Class	2,685	93
Service Class	52,787	26,175
	689,248	117,202
Shares redeemed:
Standard Class	(4,620)	—
Service Class	(73,832)	(112,384)
	(78,452)	(112,384)
Net increase	610,796	4,818
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Effective, February 12, 2025, the line of credit was renewed.
The Fund had no amounts outstanding as of December 31, 2024, or at any time during the year.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Options Contracts–During the year ended December 31, 2024, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund's overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.
During the year ended December 31, 2024, the Fund used options contracts to adjust the Fund's overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities and to receive premiums for writing options.
Lincoln Hedged Nasdaq-100 Fund-11

Lincoln Hedged Nasdaq-100 Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
Fair values of derivative instruments as of December 31, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Options purchased (Equity contracts)	Unaffiliated Investments, at value	$5,591,690	Unaffiliated Investments, at value	$—
Options written (Equity contracts)	Options written, at value	—	Options written, at value	(424,984)
Total		$5,591,690		$(424,984)
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Options purchased (Equity contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	$193,046	$(1,437)
Options written (Equity contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	(57,385)	133,732
Total		$135,661	$132,295
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2024.
	Long Derivative Volume	Short Derivative Volume
Options contracts (average value)	$3,635,429	$268,546
9. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
Lincoln Hedged Nasdaq-100 Fund-12

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Lincoln Hedged Nasdaq-100 Fund
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities Lincoln Hedged Nasdaq-100 Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)), including the schedules of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and the period from September 17, 2021 (commencement of operations) through December 31, 2021 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of its operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and the period from September 17, 2021 (commencement of operations) through December 31, 2021, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
Lincoln Hedged Nasdaq-100 Fund–13

Lincoln Hedged S&P 500 Funds
Lincoln Hedged S&P 500 Fund (formerly, Lincoln S&P 500 Buffer Fund May)

Lincoln Hedged S&P 500 Conservative Fund (formerly, Lincoln S&P 500 Ultra Buffer Fund May)
each a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

Lincoln Hedged S&P 500 Funds

Lincoln Hedged S&P 500 Fund
Schedule of Investments
December 31, 2024

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–51.43%
INVESTMENT COMPANY–51.43%
Equity Fund–51.43%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA S&P 500 Index Fund	325,809	$9,881,768
Total Affiliated Investment (Cost $9,394,700)		9,881,768
UNAFFILIATED INVESTMENTS–52.34%
INVESTMENT COMPANY–0.87%
Money Market Fund–0.87%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.43%)	166,767	166,767
Total Investment Company (Cost $166,767)		166,767

	Number of Contracts

OPTIONS PURCHASED–51.47%
CENTRALLY CLEARED–51.47%
Call Options–49.05%
S&P 500 Mini Index Strike price $10.71, expiration date 6/18/25, notional amount $43,911	41	2,359,626
S&P 500 Mini Index Strike price $10.71, expiration date 3/19/25, notional amount $43,911	41	2,364,632
S&P 500 Mini Index Strike price $11.35, expiration date 9/17/25, notional amount $46,535	41	2,353,792
S&P 500 Mini Index Strike price $11.86, expiration date 12/17/25, notional amount $48,626	41	2,347,254
		9,425,304
	Number of Contracts	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
OPTIONS PURCHASED (continued)
CENTRALLY CLEARED (continued)
Put Options–2.42%
S&P 500 Mini Index Strike price $530.37, expiration date 6/18/25, notional amount $4,349,034	82	$67,490
S&P 500 Mini Index Strike price $530.37, expiration date 3/19/25, notional amount $4,349,034	82	27,314
S&P 500 Mini Index Strike price $561.87, expiration date 9/17/25, notional amount $4,607,334	82	143,780
S&P 500 Mini Index Strike price $587.24, expiration date 12/17/25, notional amount $4,815,368	82	225,762
		464,346
Total Options Purchased (Cost $9,712,363)		9,889,650
Total Unaffiliated Investments (Cost $9,879,130)		10,056,417

TOTAL INVESTMENTS–103.77% (Cost $19,273,830)	19,938,185

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(3.16)%
CENTRALLY CLEARED–(3.16)%
Call Options–(2.06)%
S&P 500 Mini Index Strike price $619.96, expiration date 6/18/25, notional amount $(5,083,672)	(82)	(98,467)
S&P 500 Mini Index Strike price $596.09, expiration date 3/19/25, notional amount $(4,887,938)	(82)	(109,896)
S&P 500 Mini Index Strike price $634.64, expiration date 9/17/25, notional amount $(5,204,048)	(82)	(112,709)
S&P 500 Mini Index Strike price $668.70, expiration date 12/17/25, notional amount $(5,483,340)	(82)	(74,589)
(395,661)
Put Options–(1.10)%
S&P 500 Mini Index Strike price $466.73, expiration date 6/18/25, notional amount $(3,827,186)	(82)	(29,257)
Lincoln Hedged S&P 500 Funds-1

Lincoln Hedged S&P 500 Fund
Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
CENTRALLY CLEARED (continued)
Put Options (continued)
S&P 500 Mini Index Strike price $466.73, expiration date 3/19/25, notional amount $(3,827,186)	(82)	$(9,874)
S&P 500 Mini Index Strike price $494.45, expiration date 9/17/25, notional amount $(4,054,490)	(82)	(64,321)
S&P 500 Mini Index Strike price $516.78, expiration date 12/17/25, notional amount $(4,237,596)	(82)	(108,492)
(211,944)
Total Options Written (Premiums received $(696,798))		(607,605)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.61%)		(116,376)
NET ASSETS APPLICABLE TO 1,763,298 SHARES OUTSTANDING–100.00%		$19,214,204

✧✧Standard Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
Lincoln Hedged S&P 500 Funds-2

Lincoln Hedged S&P 500 Conservative Fund
Schedule of Investments
December 31, 2024

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–50.83%
INVESTMENT COMPANY–50.83%
Equity Fund–50.83%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA S&P 500 Index Fund	258,186	$7,830,791
Total Affiliated Investment (Cost $7,127,622)		7,830,791
UNAFFILIATED INVESTMENTS–53.67%
INVESTMENT COMPANY–0.43%
Money Market Fund–0.43%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.43%)	66,511	66,511
Total Investment Company (Cost $66,511)		66,511

	Number of Contracts

OPTIONS PURCHASED–53.24%
CENTRALLY CLEARED–53.24%
Call Options–50.74%
S&P 500 Mini Index Strike price $10.77, expiration date 3/19/25, notional amount $36,618	34	1,960,712
S&P 500 Mini Index Strike price $10.77, expiration date 6/18/25, notional amount $36,618	34	1,956,564
S&P 500 Mini Index Strike price $11.41, expiration date 9/17/25, notional amount $38,794	34	1,951,729
S&P 500 Mini Index Strike price $11.92, expiration date 12/17/25, notional amount $40,528	34	1,946,309
		7,815,314
	Number of Contracts	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
OPTIONS PURCHASED (continued)
CENTRALLY CLEARED (continued)
Put Options–2.50%
S&P 500 Mini Index Strike price $530.39, expiration date 3/19/25, notional amount $3,606,652	68	$22,659
S&P 500 Mini Index Strike price $530.39, expiration date 6/18/25, notional amount $3,606,652	68	55,983
S&P 500 Mini Index Strike price $561.89, expiration date 9/17/25, notional amount $3,820,852	68	119,260
S&P 500 Mini Index Strike price $587.26, expiration date 12/17/25, notional amount $3,993,368	68	187,255
		385,157
Total Options Purchased (Cost $8,005,180)		8,200,471
Total Unaffiliated Investments (Cost $8,071,691)		8,266,982

TOTAL INVESTMENTS–104.50% (Cost $15,199,313)	16,097,773

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(4.24)%
CENTRALLY CLEARED–(4.24)%
Call Options–(3.62)%
S&P 500 Mini Index Strike price $582.51, expiration date 3/19/25, notional amount $(3,961,068)	(68)	(149,679)
S&P 500 Mini Index Strike price $599.91, expiration date 6/18/25, notional amount $(4,079,388)	(68)	(151,633)
S&P 500 Mini Index Strike price $615.93, expiration date 9/17/25, notional amount $(4,188,324)	(68)	(153,014)
S&P 500 Mini Index Strike price $649.15, expiration date 12/17/25, notional amount $(4,414,220)	(68)	(103,634)
(557,960)
Put Options–(0.62)%
S&P 500 Mini Index Strike price $413.72, expiration date 3/19/25, notional amount $(2,813,296)	(68)	(4,707)
Lincoln Hedged S&P 500 Funds-3

Lincoln Hedged S&P 500 Conservative Fund
Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
CENTRALLY CLEARED (continued)
Put Options (continued)
S&P 500 Mini Index Strike price $413.72, expiration date 6/18/25, notional amount $(2,813,296)	(68)	$(13,798)
S&P 500 Mini Index Strike price $438.29, expiration date 9/17/25, notional amount $(2,980,372)	(68)	(28,763)
S&P 500 Mini Index Strike price $458.07, expiration date 12/17/25, notional amount $(3,114,876)	(68)	(48,230)
(95,498)
Total Options Written (Premiums received $(581,208))		(653,458)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.26%)		(39,312)
NET ASSETS APPLICABLE TO 1,486,727 SHARES OUTSTANDING–100.00%		$15,405,003

✧✧Standard Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
Lincoln Hedged S&P 500 Funds-4

Lincoln Hedged S&P 500 Funds
Statements of Assets and Liabilities
December 31, 2024
	Lincoln Hedged S&P 500 Fund	Lincoln Hedged S&P 500 Conservative Fund
ASSETS:
Unaffiliated investments, at value	$10,056,417	$8,266,982
Affiliated investments, at value	9,881,768	7,830,791
Receivable for fund shares sold	49,180	6,486
Expense reimbursement receivable from Lincoln Financial Investments Corporation	7,570	10,764
Dividends and interest receivable	355	252
Prepaid expenses	62	55
TOTAL ASSETS	19,995,352	16,115,330
LIABILITIES:
Options written, at value	607,605	653,458
Payable for securities purchased	115,627	—
Payable for audit fee	22,052	22,052
Payable for fund accounting fee	16,008	16,008
Due to manager and affiliates	12,760	10,546
Other accrued expenses payable	3,989	3,846
Payable for fund shares redeemed	3,107	4,417
TOTAL LIABILITIES	781,148	710,327
TOTAL NET ASSETS	$19,214,204	$15,405,003
Unaffiliated investments, at cost	$9,879,130	$8,071,691
Affiliated investments, at cost	9,394,700	7,127,622
Options written, premiums received	(696,798)	(581,208)
Standard Class:
Net Assets	$138,489	$43,057
Shares Outstanding	12,670	4,127
Net Asset Value Per Share	$10.931	$10.432
Service Class:
Net Assets	$19,075,715	$15,361,946
Shares Outstanding	1,750,628	1,482,600
Net Asset Value Per Share	$10.897	$10.361
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$19,030,839	$15,320,905
Distributable earnings/(accumulated loss)	183,365	84,098
TOTAL NET ASSETS	$19,214,204	$15,405,003
See accompanying notes, which are an integral part of the financial statements.
Lincoln Hedged S&P 500 Funds-5

Lincoln Hedged S&P 500 Funds
Statements of Operations
Year Ended December 31, 2024
	Lincoln Hedged S&P 500 Fund	Lincoln Hedged S&P 500 Conservative Fund
INVESTMENT INCOME:
Dividends from affiliated investments	$104,019	$87,439
Dividends from unaffiliated investments	4,462	3,067
	108,481	90,506
EXPENSES:
Management fees	57,372	56,732
Professional fees	36,662	36,656
Distribution fees-Service Class	36,380	36,029
Accounting and administration expenses	29,759	29,784
Reports and statements to shareholders	7,259	8,281
Consulting fees	4,698	4,628
Shareholder servicing fees	3,025	2,991
Pricing fees	2,837	2,837
Index fees	2,447	4,323
Custodian fees	1,953	1,543
Trustees’ fees and expenses	265	279
Other	2,526	2,900
	185,183	186,983
Less:
Management fees waived	(12,517)	(12,378)
Expenses reimbursed	(75,784)	(79,949)
Total operating expenses	96,882	94,656
NET INVESTMENT INCOME (LOSS)	11,599	(4,150)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	3,743	94,353
Sale of unaffiliated investments	3,173	—
Distributions from affiliated investment companies	533,236	532,430
Options purchased	484,161	551,533
Options written	(185,269)	(541,302)
Net realized gain	839,044	637,014
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	344,128	303,292
Options purchased	57,029	44,850
Options written	35,372	19,974
Net change in unrealized appreciation (depreciation)	436,529	368,116
NET REALIZED AND UNREALIZED GAIN	1,275,573	1,005,130
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,287,172	$1,000,980
See accompanying notes, which are an integral part of the financial statements.
Lincoln Hedged S&P 500 Funds-6

Lincoln Hedged S&P 500 Funds
Statements of Changes in Net Assets
	Lincoln Hedged S&P 500 Fund		Lincoln Hedged S&P 500 Conservative Fund
	Year Ended		Year Ended
	12/31/24	12/31/23	12/31/24	12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$11,599	$922	$(4,150)	$(1,323)
Net realized gain	839,044	168,885	637,014	114,819
Net change in unrealized appreciation (depreciation)	436,529	536,259	368,116	630,123
Net increase in net assets resulting from operations	1,287,172	706,066	1,000,980	743,619
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(8,712)	(387)	(3,186)	(369)
Service Class	(1,313,544)	(173,640)	(1,170,232)	(210,289)
	(1,322,256)	(174,027)	(1,173,418)	(210,658)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	122,477	—	30,184	—
Service Class	13,636,127	2,149,948	10,120,124	3,902,084
Reinvestment of dividends and distributions:
Standard Class	8,712	387	3,186	369
Service Class	1,313,544	173,640	1,170,232	210,289
	15,080,860	2,323,975	11,323,726	4,112,742
Cost of shares redeemed:
Standard Class	(365)	—	(580)	—
Service Class	(1,575,172)	(440,333)	(2,221,111)	(2,773,548)
	(1,575,537)	(440,333)	(2,221,691)	(2,773,548)
Increase in net assets derived from capital share transactions	13,505,323	1,883,642	9,102,035	1,339,194
NET INCREASE IN NET ASSETS	13,470,239	2,415,681	8,929,597	1,872,155
NET ASSETS:
Beginning of year	5,743,965	3,328,284	6,475,406	4,603,251
End of year	$19,214,204	$5,743,965	$15,405,003	$6,475,406
See accompanying notes, which are an integral part of the financial statements.
Lincoln Hedged S&P 500 Funds-7

Lincoln Hedged S&P 500 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln Hedged S&P 500 Fund Standard Class
	Year Ended			5/21/21[1] to 12/31/21
	12/31/24	12/31/23	12/31/22
Net asset value, beginning of period	$10.335	$9.133	$10.603	$10.000
Income (loss) from investment operations:
Net investment income[2]	0.051	0.037	0.030	0.032
Net realized and unrealized gain (loss)	1.417	1.517	(0.737)	0.686
Total from investment operations	1.468	1.554	(0.707)	0.718
Less dividends and distributions from:
Net investment income	(0.036)	(0.031)	(0.048)	(0.115)
Net realized gain	(0.836)	(0.321)	(0.715)	—
Total dividends and distributions	(0.872)	(0.352)	(0.763)	(0.115)
Net asset value, end of period	$10.931	$10.335	$9.133	$10.603
Total return[3]	14.32%	17.03%	(6.55% )	7.18%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$138	$12	$10	$11
Ratio of expenses to average net assets[4]	0.58%	0.58%	0.58%	0.58%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	1.43%	2.41%	3.84%	5.54%
Ratio of net investment income to average net assets	0.46%	0.37%	0.28%	0.50%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.39% )	(1.46% )	(2.98% )	(4.46% )
Portfolio turnover	37%	5%	11%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and reimbursements by the manager. Performance would have been lower had the waivers and reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
Lincoln Hedged S&P 500 Funds-8

Lincoln Hedged S&P 500 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln Hedged S&P 500 Fund Service Class
	Year Ended			5/21/21[1] to 12/31/21
	12/31/24	12/31/23	12/31/22
Net asset value, beginning of period	$10.321	$9.127	$10.602	$10.000
Income (loss) from investment operations:
Net investment income (loss)[2]	0.012	0.002	(0.006)	0.010
Net realized and unrealized gain (loss)	1.414	1.515	(0.735)	0.686
Total from investment operations	1.426	1.517	(0.741)	0.696
Less dividends and distributions from:
Net investment income	(0.014)	(0.002)	(0.019)	(0.094)
Net realized gain	(0.836)	(0.321)	(0.715)	—
Total dividends and distributions	(0.850)	(0.323)	(0.734)	(0.094)
Net asset value, end of period	$10.897	$10.321	$9.127	$10.602
Total return[3]	13.91%	16.63%	(6.88% )	6.96%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$19,076	$5,732	$3,318	$2,582
Ratio of expenses to average net assets[4]	0.93%	0.93%	0.93%	0.93%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	1.78%	2.76%	4.19%	5.89%
Ratio of net investment income (loss) to average net assets	0.11%	0.02%	(0.07% )	0.15%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.74% )	(1.81% )	(3.33% )	(4.81% )
Portfolio turnover	37%	5%	11%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and reimbursements by the manager. Performance would have been lower had the waivers and reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
Lincoln Hedged S&P 500 Funds-9

Lincoln Hedged S&P 500 Conservative Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln Hedged S&P 500 Conservative Fund Standard Class
	Year Ended			5/21/21[1] to 12/31/21
	12/31/24	12/31/23	12/31/22
Net asset value, beginning of period	$10.220	$9.315	$10.250	$10.000
Income (loss) from investment operations:
Net investment income[2]	0.032	0.032	0.053	0.032
Net realized and unrealized gain (loss)	1.048	1.212	(0.339)	0.337
Total from investment operations	1.080	1.244	(0.286)	0.369
Less dividends and distributions from:
Net investment income	(0.028)	—	(0.064)	(0.119)
Net realized gain	(0.840)	(0.339)	(0.585)	—
Total dividends and distributions	(0.868)	(0.339)	(0.649)	(0.119)
Net asset value, end of period	$10.432	$10.220	$9.315	$10.250
Total return[3]	10.66%	13.39%	(2.73% )	3.69%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$43	$11	$10	$10
Ratio of expenses to average net assets[4]	0.57% [5]	0.58%	0.58%	0.58%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	1.47%	2.03%	3.63%	5.53%
Ratio of net investment income to average net assets	0.31% [6]	0.32%	0.54%	0.50%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.59% )	(1.13% )	(2.51% )	(4.46% )
Portfolio turnover	38%	45%	10%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and reimbursements by the manager. Performance would have been lower had the waivers and reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of expenses to average net assets reflects 0.01% of acquired fund fees and expenses waived for the year ended December 31, 2024.
[6]	The ratio of net investment income to average net assets reflects 0.01% of acquired fund fees and expenses waived for the year ended December 31, 2024.
See accompanying notes, which are an integral part of the financial statements.
Lincoln Hedged S&P 500 Funds-10

Lincoln Hedged S&P 500 Conservative Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln Hedged S&P 500 Conservative Fund Service Class
	Year Ended			5/21/21[1] to 12/31/21
	12/31/24	12/31/23	12/31/22
Net asset value, beginning of period	$10.168	$9.301	$10.247	$10.000
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.004)	(0.002)	0.018	0.009
Net realized and unrealized gain (loss)	1.040	1.208	(0.338)	0.336
Total from investment operations	1.036	1.206	(0.320)	0.345
Less dividends and distributions from:
Net investment income	(0.003)	—	(0.041)	(0.098)
Net realized gain	(0.840)	(0.339)	(0.585)	—
Total dividends and distributions	(0.843)	(0.339)	(0.626)	(0.098)
Net asset value, end of period	$10.361	$10.168	$9.301	$10.247
Total return[3]	10.27%	13.00%	(3.06% )	3.45%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$15,362	$6,464	$4,593	$2,376
Ratio of expenses to average net assets[4]	0.92% [5]	0.93%	0.93%	0.93%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	1.82%	2.38%	3.98%	5.88%
Ratio of net investment income (loss) to average net assets	(0.04% )[6]	(0.03% )	0.19%	0.15%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.94% )	(1.48% )	(2.86% )	(4.81% )
Portfolio turnover	38%	45%	10%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and reimbursements by the manager. Performance would have been lower had the waivers and reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of expenses to average net assets reflects 0.01% of acquired fund fees and expenses waived for the year ended December 31, 2024.
[6]	The ratio of net investment income to average net assets reflects 0.01% of acquired fund fees and expenses waived for the year ended December 31, 2024.
See accompanying notes, which are an integral part of the financial statements.
Lincoln Hedged S&P 500 Funds-11

Lincoln Hedged S&P 500 Funds
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the Lincoln Hedged S&P 500 Fund (formerly, Lincoln S&P 500 Buffer Fund May) and Lincoln Hedged S&P 500 Conservative Fund (formerly, Lincoln S&P 500 Ultra Buffer Fund May) (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
Each Fund operates under a fund of funds structure and invests about half of its assets in other open-end investment companies,  primarily the LVIP SSGA S&P 500 Index Fund (the “Underlying Funds”). Each Fund is advised by Lincoln Financial Investments Corporation ("LFI"). The LVIP SSGA S&P 500 Index Fund, which is sub-advised by an unaffiliated sub-adviser, invests primarily in the securities that make up the S&P 500® Index and money market instruments. A significant portion of the Underlying Fund employs a passive investment style (i.e., index fund). In addition to investment company investments, the Funds may invest in individual securities, such as money market instruments and FLexible EXchange®Options (“FLEX Options”). Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of each Fund is to seek long-term growth of capital.
1. Significant Accounting Policies
Each Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Funds value Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   FLexible EXchange® Options are valued based on the transaction prices executed by the Funds' sub-adviser, except on days in which the sub-adviser does not trade FLEX Options; on the days the sub-adviser does not trade FLEX Options, FLEX Options are valued using evaluated prices obtained from an approved pricing vendor.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the year ended December 31, 2024, and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the year ended December 31, 2024, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The Funds adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Funds' adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Funds' Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
Lincoln Hedged S&P 500 Funds-12

Lincoln Hedged S&P 500 Funds
Notes to Financial Statements (continued)
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of each Fund's investment portfolio, including monitoring of each Fund's investment sub-adviser, and providing certain administrative services to each Fund.   For its services, LFI receives a management fee at an annual rate of 0.55% of each Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.12% of each Fund's average daily net assets.   The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Trust's Board of Trustees (the "Board") and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
LFI has contractually agreed to reimburse each Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.58% of the Fund’s average daily net assets for the Standard Class and 0.93% for the Service Class. In addition, effective June 21, 2024 the adviser has contractually agreed to reimburse the Lincoln Hedged S&P 500 Conservative Fund so that the Fund's Total Annual Fund Operating Expenses (including acquired fund fees and expenses) does not exceed 0.69% for the standard class and 1.04% for the service class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through June 21, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. Each Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that each Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended December 31, 2024, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2025	2026	2027	Total
Lincoln Hedged S&P 500 Fund	$91,320	$78,153	$75,784	$245,257
Lincoln Hedged S&P 500 Conservative Fund	$90,255	$76,462	$79,949	$246,666
Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Funds' defined outcome strategy. For these services, LFI, not the Funds, pays the Sub-Adviser a fee based on each Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
	Lincoln Hedged S&P 500 Fund	Lincoln Hedged S&P 500 Conservative Fund
Administrative	$762	$783
Legal	116	119
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the year ended December 31, 2024, these fees were as follows:
	Lincoln Hedged S&P 500 Fund	Lincoln Hedged S&P 500 Conservative Fund
Printing and mailing	$23	$70
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
Lincoln Hedged S&P 500 Funds-13

Lincoln Hedged S&P 500 Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At December 31, 2024, each Fund had receivables due from and liabilities payable to affiliates as follows:
	Lincoln Hedged S&P 500 Fund	Lincoln Hedged S&P 500 Conservative Fund
Expense reimbursement receivable due from LFI	$7,570	$10,764
Management fees payable to LFI	6,804	5,613
Distribution fees payable to LFD	5,497	4,555
Shareholder servicing fees payable to Lincoln Life	459	378
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Funds and the corresponding investment activity for the year ended December 31, 2024, were as follows:
Lincoln Hedged S&P 500 Fund
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 12/31/24	Number of Shares 12/31/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-51.43%@
Equity Fund-51.43%@
✧✧LVIP SSGA S&P 500 Index Fund	$2,927,741	$8,822,931	$2,216,775	$3,743	$344,128	$9,881,768	325,809	$104,019	$533,236

@ As a percentage of Net Assets as of December 31, 2024.
✧✧ Standard Class shares.
Lincoln Hedged S&P 500 Conservative Fund
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 12/31/24	Number of Shares 12/31/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-50.83%@
Equity Fund-50.83%@
✧✧LVIP SSGA S&P 500 Index Fund	$3,400,287	$6,301,390	$2,268,531	$94,353	$303,292	$7,830,791	258,186	$87,439	$532,430

@ As a percentage of Net Assets as of December 31, 2024.
✧✧ Standard Class shares.
3. Investments
For the year ended December 31, 2024, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	Lincoln Hedged S&P 500 Fund	Lincoln Hedged S&P 500 Conservative Fund
Purchases	$9,548,696	$7,028,509
Sales	2,216,775	2,268,531
Lincoln Hedged S&P 500 Funds-14

Lincoln Hedged S&P 500 Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
	Lincoln Hedged S&P 500 Fund	Lincoln Hedged S&P 500 Conservative Fund
Cost of investments and derivatives	$19,338,655	$15,220,251
Aggregate unrealized appreciation of investments and derivatives	$797,723	$1,082,924
Aggregate unrealized depreciation of investments and derivatives	(375,479)	(400,692)
Net unrealized appreciation of investments and derivatives	$422,244	$682,232
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of December 31, 2024:
Lincoln Hedged S&P 500 Fund
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$9,881,768	$—	$—	$9,881,768
Unaffiliated Investment Company	166,767	—	—	166,767
Options Purchased	—	9,889,650	—	9,889,650
Total Investments	$10,048,535	$9,889,650	$—	$19,938,185
Derivatives:
Liabilities:
Options Written	$—	$(607,605)	$—	$(607,605)
There were no Level 3 investments at the beginning or end of the period.
Lincoln Hedged S&P 500 Conservative Fund
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$7,830,791	$—	$—	$7,830,791
Unaffiliated Investment Company	66,511	—	—	66,511
Options Purchased	—	8,200,471	—	8,200,471
Total Investments	$7,897,302	$8,200,471	$—	$16,097,773
Derivatives:
Liabilities:
Options Written	$—	$(653,458)	$—	$(653,458)
There were no Level 3 investments at the beginning or end of the period.
Lincoln Hedged S&P 500 Funds-15

Lincoln Hedged S&P 500 Funds
Notes to Financial Statements (continued)
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale and straddle loss deferrals, mark-to-market adjustments on certain derivatives and adjustments related to distributions from underlying regulated investment companies (RICS).   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Lincoln Hedged S&P 500 Fund	Lincoln Hedged S&P 500 Conservative Fund
Year ended December 31, 2024
Ordinary income	$362,352	$322,724
Long-term capital gains	959,904	850,694
Total	$1,322,256	$1,173,418
Year ended December 31, 2023
Ordinary income	$38,228	$41,033
Long-term capital gains	135,799	169,625
Total	$174,027	$210,658
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
	Lincoln Hedged S&P 500 Fund	Lincoln Hedged S&P 500 Conservative Fund
Undistributed ordinary income	$94,961	$43,497
Undistributed long-term capital gains	160,654	78,217
Other temporary differences	(494,494)	(719,848)
Net unrealized appreciation	422,244	682,232
Distributable earnings/(accumulated loss)	$183,365	$84,098
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, there were no permanent differences requiring a reclassification.
At December 31, 2024, the Funds had no capital loss carryforwards for federal income tax purposes.
6. Capital Shares
Transactions in capital shares were as follows:
	Lincoln Hedged S&P 500 Fund		Lincoln Hedged S&P 500 Conservative Fund
	Year Ended		Year Ended
	12/31/24	12/31/23	12/31/24	12/31/23
Shares sold:
Standard Class	10,769	—	2,756	—
Service Class	1,220,080	218,769	945,429	399,134
Shares reinvested:
Standard Class	800	37	305	36
Service Class	120,559	16,852	112,602	20,753
	1,352,208	235,658	1,061,092	419,923
Shares redeemed:
Standard Class	(33)	—	(53)	—
Service Class	(145,428)	(43,751)	(211,158)	(277,993)
	(145,461)	(43,751)	(211,211)	(277,993)
Net increase	1,206,747	191,907	849,881	141,930
Lincoln Hedged S&P 500 Funds-16

Lincoln Hedged S&P 500 Funds
Notes to Financial Statements (continued)
7. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Effective, February 12, 2025, the line of credit was renewed.
The Funds had no amounts outstanding as of December 31, 2024, or at any time during the year.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Options Contracts–During the year ended December 31, 2024, the Funds entered into options contracts in the normal course of pursuing its investment objective and strategies. The Funds may buy or write options contracts for any number of reasons, including without limitation: to manage the Funds' exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Funds' overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Funds may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When a Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When a Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether a Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Funds are subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Funds are subject to counterparty risk.
During the year ended December 31, 2024, the Funds used options contracts to adjust the Fund's overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities and to receive premiums for writing options.
Fair values of derivative instruments as of December 31, 2024 were as follows:
Lincoln Hedged S&P 500 Fund
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Options purchased (Equity contracts)	Unaffiliated Investments, at value	$9,889,650	Unaffiliated Investments, at value	$—
Options written (Equity contracts)	Options written, at value	—	Options written, at value	(607,605)
Total		$9,889,650		$(607,605)
The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Options purchased (Equity contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	$484,161	$57,029
Options written (Equity contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	(185,269)	35,372
Total		$298,892	$92,401
Lincoln Hedged S&P 500 Funds-17

Lincoln Hedged S&P 500 Funds
Notes to Financial Statements (continued)
 8. Derivatives (continued)
Fair values of derivative instruments as of December 31, 2024 were as follows:
Lincoln Hedged S&P 500 Conservative Fund
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Options purchased (Equity contracts)	Unaffiliated Investments, at value	$8,200,471	Unaffiliated Investments, at value	$—
Options written (Equity contracts)	Options written, at value	—	Options written, at value	(653,458)
Total		$8,200,471		$(653,458)
The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Options purchased (Equity contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	$551,533	$44,850
Options written (Equity contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	(541,302)	19,974
Total		$10,231	$64,824
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by each Fund during the year ended December 31, 2024.
	Long Derivative Volume	Short Derivative Volume
	Options Contracts (Average Value)	Options Contracts (Average Value)
Lincoln Hedged S&P 500 Fund	$5,555,545	$389,811
Lincoln Hedged S&P 500 Conservative Fund	5,529,382	526,743
9. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
10. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
Lincoln Hedged S&P 500 Funds-18

Report of Independent Registered Public Accounting Firm
To the Shareholders of Lincoln Hedged S&P 500 Fund and Lincoln Hedged S&P 500 Conservative Fund and the Board of Trustees of Lincoln Variable Insurance Products Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Lincoln Hedged S&P 500 Fund (formerly Lincoln S&P 500 Buffer Fund May) and Lincoln Hedged S&P 500 Conservative Fund (formerly Lincoln S&P 500 Ultra Buffer Fund May) (collectively referred to as the “Funds”), (two of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)), including the schedules of investments, as of December 31, 2024, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and the period from May 21, 2021 (commencement of operations) through December 31, 2021 and the related notes (collectively referred to as the “financial statements”) In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (two of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, and the results of their operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and the period from May 21, 2021 (commencement of operations) through December 31, 2021, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
Lincoln Hedged S&P 500 Funds–19

Lincoln Opportunistic Hedged Equity Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

Lincoln Opportunistic Hedged Equity Fund

Lincoln Opportunistic Hedged Equity Fund
Schedule of Investments
December 31, 2024

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–49.39%
INVESTMENT COMPANY–49.39%
Equity Fund–49.39%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA S&P 500 Index Fund	99,437	$3,015,930
Total Affiliated Investment (Cost $2,766,262)		3,015,930
UNAFFILIATED INVESTMENTS–54.56%
INVESTMENT COMPANY–1.23%
Money Market Fund–1.23%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.43%)	74,897	74,897
Total Investment Company (Cost $74,897)		74,897

	Number of Contracts	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
OPTIONS PURCHASED–53.33%
CENTRALLY CLEARED–53.33%
Call Options–48.33%
S&P 500 Mini Index Strike price $5.99, expiration date 11/19/25, notional amount $30,549	51	$2,950,810
Put Options–5.00%
S&P 500 Mini Index Strike price $598.54, expiration date 11/19/25, notional amount $6,105,108	102	305,491
Total Options Purchased (Cost $3,279,411)		3,256,301
Total Unaffiliated Investments (Cost $3,354,308)		3,331,198

TOTAL INVESTMENTS–103.95% (Cost $6,120,570)	6,347,128

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(3.32)%
CENTRALLY CLEARED–(3.32)%
Call Options–(0.69)%
S&P 500 Mini Index Strike price $688.43, expiration date 11/19/25, notional amount $(7,021,986)	(102)	(42,286)
Put Options–(2.63)%
S&P 500 Mini Index Strike price $538.69, expiration date 11/19/25, notional amount $(5,494,638)	(102)	(160,728)
Total Options Written (Premiums received $(235,394))		(203,014)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.63%)		(37,925)
NET ASSETS APPLICABLE TO 574,627 SHARES OUTSTANDING–100.00%		$6,106,189

✧✧Standard Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
Lincoln Opportunistic Hedged Equity Fund-1

Lincoln Opportunistic Hedged Equity Fund
Statement of Assets and Liabilities
December 31, 2024
ASSETS:
Unaffiliated investments, at value	$3,331,198
Affiliated investments, at value	3,015,930
Expense reimbursement receivable from Lincoln Financial Investments Corporation	4,553
Dividends and interest receivable	357
Prepaid expenses	20
TOTAL ASSETS	6,352,058
LIABILITIES:
Options written, at value	203,014
Payable for audit fee	18,400
Payable for fund accounting fee	16,008
Due to manager and affiliates	4,740
Other accrued expenses payable	3,413
Payable for fund shares redeemed	294
TOTAL LIABILITIES	245,869
TOTAL NET ASSETS	$6,106,189
Unaffiliated investments, at cost	$3,354,308
Affiliated investments, at cost	2,766,262
Options written, premiums received	(235,394)
Standard Class:
Net Assets	$146,888
Shares Outstanding	13,807
Net Asset Value Per Share	$10.638
Service Class:
Net Assets	$5,959,301
Shares Outstanding	560,820
Net Asset Value Per Share	$10.626
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$6,055,079
Distributable earnings/(accumulated loss)	51,110
TOTAL NET ASSETS	$6,106,189
See accompanying notes, which are an integral part of the financial statements.
Lincoln Opportunistic Hedged Equity Fund-2

Lincoln Opportunistic Hedged Equity Fund
Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Dividends from affiliated investments	$32,008
Dividends from unaffiliated investments	4,044
36,052
EXPENSES:
Professional fees	34,884
Accounting and administration expenses	29,988
Management fees	23,114
Distribution fees-Service Class	14,456
Reports and statements to shareholders	13,636
Consulting fees	4,221
Custodian fees	1,673
Pricing fees	1,473
Shareholder servicing fees	1,219
Index fees	350
Trustees’ fees and expenses	118
Other	3,319
128,451
Less:
Expenses reimbursed	(89,200)
Total operating expenses	39,251
NET INVESTMENT LOSS	(3,199)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	(116)
Distributions from affiliated investment companies	159,625
Options purchased	233,709
Options written	(88,336)
Net realized gain	304,882
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	232,703
Options purchased	(33,478)
Options written	36,586
Net change in unrealized appreciation (depreciation)	235,811
NET REALIZED AND UNREALIZED GAIN	540,693
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$537,494
See accompanying notes, which are an integral part of the financial statements.

Lincoln Opportunistic Hedged Equity Fund
Statements of Changes in Net Assets
	Year Ended	12/13/23* to
	12/31/24	12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(3,199)	$(688)
Net realized gain	304,882	—
Net change in unrealized appreciation (depreciation)	235,811	23,127
Net increase in net assets resulting from operations	537,494	22,439
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(12,209)	(8)
Service Class	(495,132)	(1,492)
	(507,341)	(1,500)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	388,266	10,000
Service Class	3,045,179	2,746,883
Reinvestment of dividends and distributions:
Standard Class	12,209	8
Service Class	495,132	1,492
	3,940,786	2,758,383
Cost of shares redeemed:
Standard Class	(260,385)	—
Service Class	(383,642)	(45)
	(644,027)	(45)
Increase in net assets derived from capital share transactions	3,296,759	2,758,338
NET INCREASE IN NET ASSETS	3,326,912	2,779,277
NET ASSETS:
Beginning of year	2,779,277	—
End of year	$6,106,189	$2,779,277

*	Date of commencement of operations.
See accompanying notes, which are an integral part of the financial statements.
Lincoln Opportunistic Hedged Equity Fund-3

Lincoln Opportunistic Hedged Equity Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln Opportunistic Hedged Equity Fund Standard Class
	Year Ended 12/31/24	12/13/23[1] to 12/31/23

Net asset value, beginning of period	$10.084	$10.000
Income from investment operations:
Net investment income[2]	0.030	0.001
Net realized and unrealized gain	1.529	0.091
Total from investment operations	1.559	0.092
Less dividends and distributions from:
Net investment income	(0.030)	(0.008)
Net realized gain	(0.975)	—
Total dividends and distributions	(1.005)	(0.008)
Net asset value, end of period	$10.638	$10.084
Total return[3]	15.51%	0.92%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$147	$10
Ratio of expenses to average net assets[4]	0.59%	0.59%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	2.71%	19.30%
Ratio of net investment income (loss) to average net assets	0.27%	(0.17% )
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(1.85% )	(18.88% )
Portfolio turnover	103%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
Lincoln Opportunistic Hedged Equity Fund-4

Lincoln Opportunistic Hedged Equity Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln Opportunistic Hedged Equity Fund Service Class
	Year Ended 12/31/24	12/13/23[1] to 12/31/23

Net asset value, beginning of period	$10.084	$10.000
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.009)	(0.003)
Net realized and unrealized gain	1.527	0.093
Total from investment operations	1.518	0.090
Less dividends and distributions from:
Net investment income	(0.001)	(0.006)
Net realized gain	(0.975)	—
Total dividends and distributions	(0.976)	(0.006)
Net asset value, end of period	$10.626	$10.084
Total return[3]	15.11%	0.90%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,959	$2,769
Ratio of expenses to average net assets[4]	0.94%	0.94%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	3.06%	19.65%
Ratio of net investment loss to average net assets	(0.08% )	(0.52% )
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(2.20% )	(19.23% )
Portfolio turnover	103%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
Lincoln Opportunistic Hedged Equity Fund-5

Lincoln Opportunistic Hedged Equity Fund
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the Lincoln Opportunistic Hedged Equity Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests about half of its assets in other open-end investment companies, primarily the LVIP SSGA S&P 500® Index Fund (the “Underlying Funds”). The Fund is advised by Lincoln Financial Investments Corporation ("LFI"). The LVIP SSGA S&P 500® Index Fund, which is sub-advised by an unaffiliated sub-adviser, invests primarily in the securities that make up the S&P 500® Index and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e., index funds). In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments and FLexible EXchange® Options (“FLEX Options”). Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek long-term growth of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   FLexible EXchange® Options are valued based on the transaction prices executed by the Fund's sub-adviser, except on days in which the sub-adviser does not trade FLEX Options; on the days the sub-adviser does not trade FLEX Options, FLEX Options are valued using evaluated prices obtained from an approved pricing vendor.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024, and for all open tax years (year ended December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts
Lincoln Opportunistic Hedged Equity Fund-6

Lincoln Opportunistic Hedged Equity Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.55% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.59% of the Fund’s average daily net assets for the Standard Class and 0.94% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended December 31, 2024, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2026	2027	Total
LFI	$24,927	$89,200	$114,127
Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Fund's managed risk strategy. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$321
Legal	49
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $9 for the year ended December 31, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
Lincoln Opportunistic Hedged Equity Fund-7

Lincoln Opportunistic Hedged Equity Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At December 31, 2024, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$4,553
Management fees payable to LFI	2,842
Distribution fees payable to LFD	1,748
Shareholder servicing fees payable to Lincoln Life	150
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
At December 31, 2024, Lincoln Life directly owned 47.55% of Lincoln Opportunistic Hedged Equity Fund.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the year ended December 31, 2024, were as follows:
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 12/31/24	Number of Shares 12/31/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-49.39%@
Equity Fund-49.39%@
✧✧LVIP SSGA S&P 500 Index Fund	$1,390,054	$1,672,882	$279,593	$(116)	$232,703	$3,015,930	99,437	$32,008	$159,625

@ As a percentage of Net Assets as of December 31, 2024.
✧✧ Standard Class shares.
3. Investments
For the year ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$6,531,701
Sales	3,537,889
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments and derivatives	$6,123,141
Aggregate unrealized appreciation of investments and derivatives	$326,846
Aggregate unrealized depreciation of investments and derivatives	(79,749)
Net unrealized appreciation of investments and derivatives	$247,097
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Lincoln Opportunistic Hedged Equity Fund-8

Lincoln Opportunistic Hedged Equity Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$3,015,930	$—	$—	$3,015,930
Unaffiliated Investment Company	74,897	—	—	74,897
Options Purchased	—	3,256,301	—	3,256,301
Total Investments	$3,090,827	$3,256,301	$—	$6,347,128
Derivatives:
Liabilities:
Options Written	$—	$(203,014)	$—	$(203,014)
There were no Level 3 investments at the beginning or end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale and straddle loss deferrals, mark-to-market adjustments on certain derivatives and adjustments related to distributions from underlying regulated investment companies (RICS).   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Year Ended	12/13/23* to
	12/31/24	12/31/23
Ordinary income	$140,770	$1,500
Long-term capital gains	366,571	—
Total	$507,341	$1,500

*	Date of commencement of operations.
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$24,183
Undistributed long-term capital gains	37,317
Other temporary differences	(257,487)
Net unrealized appreciation	247,097
Distributable earnings/(accumulated loss)	$51,110
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, there were no permanent differences requiring a reclassification.
At December 31, 2024, the Fund had no capital loss carryforwards for federal income tax purposes.
Lincoln Opportunistic Hedged Equity Fund-9

Lincoln Opportunistic Hedged Equity Fund
Notes to Financial Statements (continued)
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended	12/13/23* to
	12/31/24	12/31/23
Shares sold:
Standard Class	33,840	1,000
Service Class	273,982	274,459
Shares reinvested:
Standard Class	1,152	1
Service Class	46,691	148
	355,665	275,608
Shares redeemed:
Standard Class	(22,186)	—
Service Class	(34,455)	(5)
	(56,641)	(5)
Net increase	299,024	275,603

*	Date of commencement of operations.
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Effective, February 12, 2025, the line of credit was renewed.
The Fund had no amounts outstanding as of December 31, 2024, or at any time during the year.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Options Contracts–During the year ended December 31, 2024, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund's overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.
During the year ended December 31, 2024, the Fund used options contracts to adjust the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities and to receive premiums for writing options.
Lincoln Opportunistic Hedged Equity Fund-10

Lincoln Opportunistic Hedged Equity Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
Fair values of derivative instruments as of December 31, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Options purchased (Equity contracts)	Unaffiliated Investments, at value	$3,256,301	Unaffiliated Investments, at value	$—
Options written (Equity contracts)	Options written, at value	—	Options written, at value	(203,014)
Total		$3,256,301		$(203,014)
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Options purchased (Equity contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	$233,709	$(33,478)
Options written (Equity contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	(88,336)	36,586
Total		$145,373	$3,108
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2024.
	Long Derivative Volume	Short Derivative Volume
Options contracts (average value)	$2,236,522	$144,591
9. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
Lincoln Opportunistic Hedged Equity Fund-11

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Lincoln Opportunistic Hedged Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Lincoln Opportunistic Hedged Equity Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)), including the schedule of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for the year then ended and the period from December 13, 2023 (commencement of operations) through December 31, 2023 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of its operations for the year then ended, the statement of changes in its net assets and its financial highlights for the year then ended and the period from December 13, 2023 (commencement of operations) through December 31, 2023, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and others; when replies were not received from others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
Lincoln Opportunistic Hedged Equity Fund–12

LVIP Aggressive Growth Allocation Managed Risk Funds
LVIP Global Aggressive Growth Allocation Managed Risk Fund
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
each a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP Aggressive Growth Allocation Managed Risk Funds

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments
December 31, 2024

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–97.06%
INVESTMENT COMPANIES–97.06%
Equity Funds–50.79%
✧✧Lincoln Variable Insurance Products Trust-
LVIP AllianceBernstein Large Cap Growth Fund	257,655	$16,429,899
LVIP Channing Small Cap Value Fund	180,144	2,253,238
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	1,739,678	25,775,072
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	283,418	3,652,982
LVIP Macquarie Mid Cap Value Fund	165,045	7,266,583
LVIP Macquarie Value Fund	812,515	20,767,881
LVIP SSGA Mid-Cap Index Fund	1,255,589	16,371,619
LVIP SSGA Nasdaq-100 Index Fund	210,867	3,113,876
LVIP SSGA S&P 500 Index Fund	1,562,352	47,386,146
LVIP SSGA Small-Cap Index Fund	289,543	9,492,951
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	228,214	7,376,094
		159,886,341
Fixed Income Funds–18.04%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	345,624	3,115,457
LVIP JPMorgan Core Bond Fund	2,217,786	21,312,928
LVIP Macquarie Bond Fund	2,104,381	23,869,991
LVIP SSGA Bond Index Fund	868,553	8,488,369
		56,786,745
Global Equity Fund–0.57%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Real Estate Fund	242,026	1,798,253
		1,798,253
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds–27.66%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	456,845	$3,526,847
LVIP Franklin Templeton Multi-Factor International Equity Fund	1,055,823	8,486,704
LVIP Loomis Sayles Global Growth Fund	342,367	6,185,550
LVIP MFS International Growth Fund	976,695	19,206,705
LVIP Mondrian International Value Fund	1,354,246	22,557,675
LVIP SSGA Emerging Markets Equity Index Fund	1,014,911	10,568,264
LVIP SSGA International Index Fund	1,584,620	16,559,277
		87,091,022
Total Affiliated Investments (Cost $265,828,063)		305,562,361

UNAFFILIATED INVESTMENT–2.83%
INVESTMENT COMPANY–2.83%
Money Market Fund–2.83%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.43%)	8,911,988	8,911,988
Total Unaffiliated Investment (Cost $8,911,988)		8,911,988

TOTAL INVESTMENTS–99.89% (Cost $274,740,051)	314,474,349
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.11%	336,407
NET ASSETS APPLICABLE TO 27,326,540 SHARES OUTSTANDING–100.00%	$314,810,756

✧✧Standard Class shares.
LVIP Aggressive Growth Allocation Managed Risk Funds-1

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at December 31, 2024:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
3	Australian Dollar	$185,700	$189,697	3/17/25	$—	$(3,997)
5	British Pound	390,719	397,842	3/17/25	—	(7,123)
8	Euro	1,038,850	1,054,257	3/17/25	—	(15,407)
7	Japanese Yen	560,875	574,102	3/17/25	—	(13,227)
					—	(39,754)
Equity Contracts:
11	E-mini MSCI Emerging Markets Index	590,590	613,053	3/21/25	—	(22,463)
5	E-mini Russell 2000 Index	562,450	594,364	3/21/25	—	(31,914)
13	E-mini S&P 500 Index	3,858,237	3,983,427	3/21/25	—	(125,190)
5	E-mini S&P MidCap 400 Index	1,573,350	1,658,414	3/21/25	—	(85,064)
18	Euro STOXX 50 Index	910,077	928,267	3/21/25	—	(18,190)
4	FTSE 100 Index	409,647	414,012	3/21/25	—	(4,365)
3	OMXS 30 Index	67,327	68,922	1/17/25	—	(1,595)
1	SPI 200 Index	126,080	128,572	3/20/25	—	(2,492)
2	TOPIX Index	354,190	349,006	3/13/25	5,184	—
					5,184	(291,273)
Total Futures Contracts					$5,184	$(331,027)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2024.
Only current day variation margin is reported on the Statements of Assets and Liabilities.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds-2

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments
December 31, 2024

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–97.03%
INVESTMENT COMPANIES–97.03%
Equity Funds–78.39%
✧✧Lincoln Variable Insurance Products Trust-
LVIP AllianceBernstein Large Cap Growth Fund	522,788	$33,336,608
LVIP Baron Growth Opportunities Fund	67,792	5,371,671
LVIP Channing Small Cap Value Fund	193,524	2,420,605
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	297,975	4,414,792
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	487,660	6,285,452
LVIP MFS Value Fund	648,422	34,191,290
LVIP SSGA Mid-Cap Index Fund	574,853	7,495,503
LVIP SSGA Nasdaq-100 Index Fund	151,701	2,240,167
LVIP SSGA S&P 500 Index Fund	1,657,136	50,260,945
LVIP SSGA Small-Cap Index Fund	236,011	7,737,850
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	284,901	9,208,288
LVIP Wellington SMID Cap Value Fund	516,011	13,320,298
		176,283,469
Fixed Income Funds–18.16%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	248,635	2,241,195
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP JPMorgan Core Bond Fund	1,629,296	$15,657,533
LVIP Macquarie Bond Fund	1,402,465	15,908,167
LVIP SSGA Bond Index Fund	720,990	7,046,235
		40,853,130
Global Equity Fund–0.48%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Real Estate Fund	145,076	1,077,915
		1,077,915
Total Affiliated Investments (Cost $175,945,441)		218,214,514

UNAFFILIATED INVESTMENT–2.88%
INVESTMENT COMPANY–2.88%
Money Market Fund–2.88%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.43%)	6,482,425	6,482,425
Total Unaffiliated Investment (Cost $6,482,425)		6,482,425

TOTAL INVESTMENTS–99.91% (Cost $182,427,866)	224,696,939
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.09%	193,482
NET ASSETS APPLICABLE TO 17,838,469 SHARES OUTSTANDING–100.00%	$224,890,421

✧✧Standard Class shares.
LVIP Aggressive Growth Allocation Managed Risk Funds-3

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at December 31, 2024:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
7	E-mini Russell 2000 Index	$787,430	$832,110	3/21/25	$—	$(44,680)
13	E-mini S&P 500 Index	3,858,238	3,983,428	3/21/25	—	(125,190)
4	E-mini S&P MidCap 400 Index	1,258,680	1,326,738	3/21/25	—	(68,058)
Total Futures Contracts					$—	$(237,928)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2024.
Only current day variation margin is reported on the Statements of Assets and Liabilities.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds-4

LVIP Aggressive Growth Allocation Managed Risk Funds
Statements of Assets and Liabilities
December 31, 2024
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
ASSETS:
Affiliated investments, at value	$305,562,361	$218,214,514
Unaffiliated investments, at value	8,911,988	6,482,425
Cash collateral held at broker for futures contracts	506,440	320,379
Receivable for fund shares sold	359,047	369,186
Dividends and interest receivable	34,868	25,513
Prepaid expenses	1,153	845
Expense reimbursement receivable from Lincoln Financial Investments Corporation	—	2,113
TOTAL ASSETS	315,375,857	225,414,975
LIABILITIES:
Payable for securities purchased	345,833	324,681
Due to manager and affiliates	142,425	100,041
Payable for audit fee	22,140	22,140
Payable for fund accounting fee	22,101	22,086
Variation margin due to broker on futures contracts	18,668	11,622
Other accrued expenses payable	11,416	9,521
Payable for fund shares redeemed	2,518	34,463
TOTAL LIABILITIES	565,101	524,554
TOTAL NET ASSETS	$314,810,756	$224,890,421
Affiliated investments, at cost	$265,828,063	$175,945,441
Unaffiliated investments, at cost	8,911,988	6,482,425
Standard Class:
Net Assets	$2,903,177	$1,566,099
Shares Outstanding	251,216	123,917
Net Asset Value Per Share	$11.556	$12.638
Service Class:
Net Assets	$311,907,579	$223,324,322
Shares Outstanding	27,075,324	17,714,552
Net Asset Value Per Share	$11.520	$12.607
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$293,734,334	$192,442,538
Distributable earnings/(accumulated loss)	21,076,422	32,447,883
TOTAL NET ASSETS	$314,810,756	$224,890,421
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds-5

LVIP Aggressive Growth Allocation Managed Risk Funds
Statements of Operations
Year Ended December 31, 2024
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
INVESTMENT INCOME:
Dividends from affiliated investments	$6,578,183	$3,557,569
Dividends from unaffiliated investments	455,758	353,510
	7,033,941	3,911,079
EXPENSES:
Management fees	728,373	536,245
Distribution fees-Service Class	721,285	532,817
Shareholder servicing fees	84,491	62,204
Accounting and administration expenses	66,741	59,519
Professional fees	33,164	39,262
Custodian fees	12,122	10,053
Reports and statements to shareholders	9,640	7,727
Trustees’ fees and expenses	9,054	6,695
Consulting fees	7,754	7,697
Pricing fees	907	280
Other	8,494	6,484
	1,682,025	1,268,983
Less:
Management fees waived	(14,567)	(32,175)
Expenses reimbursed	—	(28,323)
Plus:
Recoupment of prior expenses reduced by the Advisor	711	—
Total operating expenses	1,668,169	1,208,485
NET INVESTMENT INCOME	5,365,772	2,702,594
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	(381,333)	405,759
Distributions from affiliated investment companies	8,758,625	8,565,957
Foreign currencies	(1,505)	—
Futures contracts	1,263,518	1,114,938
Net realized gain	9,639,305	10,086,654
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	17,038,983	16,965,716
Foreign currencies	(4,985)	—
Futures contracts	(600,338)	(437,444)
Net change in unrealized appreciation (depreciation)	16,433,660	16,528,272
NET REALIZED AND UNREALIZED GAIN	26,072,965	26,614,926
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$31,438,737	$29,317,520
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds-6

LVIP Aggressive Growth Allocation Managed Risk Funds
Statements of Changes in Net Assets
	LVIP Global Aggressive Growth Allocation Managed Risk Fund		LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
	Year Ended		Year Ended
	12/31/24	12/31/23	12/31/24	12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$5,365,772	$3,863,017	$2,702,594	$1,775,576
Net realized gain (loss)	9,639,305	(4,816,828)	10,086,654	(4,454,886)
Net change in unrealized appreciation (depreciation)	16,433,660	31,825,267	16,528,272	29,058,413
Net increase in net assets resulting from operations	31,438,737	30,871,456	29,317,520	26,379,103
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(73,622)	(43,141)	(32,470)	(15,687)
Service Class	(7,186,431)	(3,849,588)	(4,095,109)	(2,126,854)
Return of capital:
Standard Class	—	—	—	(326)
Service Class	—	—	—	(53,462)
	(7,260,053)	(3,892,729)	(4,127,579)	(2,196,329)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	264,700	194,305	360,885	109,043
Service Class	41,589,028	40,704,507	31,041,894	22,893,430
Reinvestment of dividends and distributions:
Standard Class	73,622	43,141	32,470	16,013
Service Class	7,186,431	3,849,588	4,095,109	2,180,316
	49,113,781	44,791,541	35,530,358	25,198,802
Cost of shares redeemed:
Standard Class	(235,378)	(391,730)	(170,059)	(94,538)
Service Class	(21,904,886)	(17,941,578)	(31,961,305)	(22,489,653)
	(22,140,264)	(18,333,308)	(32,131,364)	(22,584,191)
Increase in net assets derived from capital share transactions	26,973,517	26,458,233	3,398,994	2,614,611
NET INCREASE IN NET ASSETS	51,152,201	53,436,960	28,588,935	26,797,385
NET ASSETS:
Beginning of year	263,658,555	210,221,595	196,301,486	169,504,101
End of year	$314,810,756	$263,658,555	$224,890,421	$196,301,486
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds-7

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$10.582	$9.434	$12.214	$11.197	$10.710
Income (loss) from investment operations:
Net investment income[1]	0.238	0.191	0.197	0.213	0.166
Net realized and unrealized gain (loss)	1.037	1.139	(2.585)	1.431	0.522
Total from investment operations	1.275	1.330	(2.388)	1.644	0.688
Less dividends and distributions from:
Net investment income	(0.301)	(0.182)	(0.231)	(0.371)	(0.201)
Net realized gain	—	—	(0.152)	(0.256)	—
Return of capital	—	—	(0.009)	—	—
Total dividends and distributions	(0.301)	(0.182)	(0.392)	(0.627)	(0.201)
Net asset value, end of period	$11.556	$10.582	$9.434	$12.214	$11.197
Total return[2]	12.05%	14.09%	(19.54% )	14.73%	6.44%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,903	$2,557	$2,429	$3,628	$2,781
Ratio of expenses to average net assets[3]	0.33%	0.33%	0.33%	0.33%	0.33%
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped[3]	0.34%	0.35%	0.36%	0.35%	0.39%
Ratio of net investment income to average net assets	2.08%	1.92%	1.88%	1.74%	1.60%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed/recouped	2.07%	1.90%	1.85%	1.73%	1.54%
Portfolio turnover	14%	31%	22%	15%	29%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements/recoupments by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds-8

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$10.551	$9.410	$12.183	$11.174	$10.694
Income (loss) from investment operations:
Net investment income[1]	0.209	0.165	0.169	0.182	0.139
Net realized and unrealized gain (loss)	1.033	1.134	(2.576)	1.428	0.519
Total from investment operations	1.242	1.299	(2.407)	1.610	0.658
Less dividends and distributions from:
Net investment income	(0.273)	(0.158)	(0.205)	(0.345)	(0.178)
Net realized gain	—	—	(0.152)	(0.256)	—
Return of capital	—	—	(0.009)	—	—
Total dividends and distributions	(0.273)	(0.158)	(0.366)	(0.601)	(0.178)
Net asset value, end of period	$11.520	$10.551	$9.410	$12.183	$11.174
Total return[2]	11.77%	13.80%	(19.74% )	14.45%	6.16%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$311,908	$261,101	$207,793	$243,401	$162,522
Ratio of expenses to average net assets[3]	0.58%	0.58%	0.58%	0.58%	0.58%
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped[3]	0.59%	0.60%	0.61%	0.60%	0.64%
Ratio of net investment income to average net assets	1.83%	1.67%	1.63%	1.49%	1.35%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed/recouped	1.82%	1.65%	1.60%	1.48%	1.29%
Portfolio turnover	14%	31%	22%	15%	29%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements/recoupments by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds-9

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$11.214	$9.815	$13.047	$11.478	$10.739
Income (loss) from investment operations:
Net investment income[1]	0.185	0.128	0.122	0.130	0.126
Net realized and unrealized gain (loss)	1.506	1.424	(2.935)	1.952	0.789
Total from investment operations	1.691	1.552	(2.813)	2.082	0.915
Less dividends and distributions from:
Net investment income	(0.267)	(0.150)	(0.137)	(0.327)	(0.176)
Net realized gain	—	—	(0.266)	(0.186)	—
Return of capital	—	(0.003)	(0.016)	—	—
Total dividends and distributions	(0.267)	(0.153)	(0.419)	(0.513)	(0.176)
Net asset value, end of period	$12.638	$11.214	$9.815	$13.047	$11.478
Total return[2]	15.09%	15.80%	(21.56% )	18.18%	8.53%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,566	$1,189	$1,010	$1,274	$865
Ratio of expenses to average net assets[3]	0.32%	0.32%	0.32%	0.32%	0.32%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.35%	0.36%	0.36%	0.36%	0.40%
Ratio of net investment income to average net assets	1.50%	1.22%	1.11%	1.02%	1.20%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.47%	1.18%	1.07%	0.99%	1.12%
Portfolio turnover	18%	27%	28%	18%	32%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds-10

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$11.188	$9.794	$13.019	$11.459	$10.727
Income (loss) from investment operations:
Net investment income[1]	0.153	0.101	0.094	0.098	0.100
Net realized and unrealized gain (loss)	1.502	1.420	(2.926)	1.946	0.785
Total from investment operations	1.655	1.521	(2.832)	2.044	0.885
Less dividends and distributions from:
Net investment income	(0.236)	(0.124)	(0.111)	(0.298)	(0.153)
Net realized gain	—	—	(0.266)	(0.186)	—
Return of capital	—	(0.003)	(0.016)	—	—
Total dividends and distributions	(0.236)	(0.127)	(0.393)	(0.484)	(0.153)
Net asset value, end of period	$12.607	$11.188	$9.794	$13.019	$11.459
Total return[2]	14.80%	15.52%	(21.76% )	17.88%	8.26%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$223,324	$195,112	$168,494	$199,866	$138,679
Ratio of expenses to average net assets[3]	0.57%	0.57%	0.57%	0.57%	0.57%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.60%	0.61%	0.61%	0.61%	0.65%
Ratio of net investment income to average net assets	1.25%	0.97%	0.86%	0.77%	0.95%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.22%	0.93%	0.82%	0.74%	0.87%
Portfolio turnover	18%	27%	28%	18%	32%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds-11

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Global Aggressive Growth Allocation Managed Risk Fund and LVIP U.S. Aggressive Growth Allocation Managed Risk Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
Each Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment, that are advised by Lincoln Financial Investments Corporation ("LFI") or unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e. index funds). In addition to investment company investments, the Funds may invest in individual securities, such as money market instruments, and employ an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of the LVIP Global Aggressive Growth Allocation Managed Risk Fund and the LVIP U.S. Aggressive Growth Allocation Managed Risk Fund is to seek capital appreciation.
1. Significant Accounting Policies
Each Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Funds value Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the year ended December 31, 2024, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with LVIP Global Aggressive Growth Allocation Managed Risk Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. Gains or losses attributable to changes in foreign exchange rates are included in the Statements of Operations under “Net realized gain (loss) on foreign currencies”. The LVIP Global Aggressive Growth Allocation Managed Risk Fund report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Aggressive Growth Allocation Managed Risk Funds-12

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The Funds adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Funds' adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Funds' Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of each Fund's investment portfolio, including monitoring of each Fund's investment sub-adviser, and providing certain administrative services to each Fund.   For its services, LFI receives a management fee at an annual rate of 0.25% of each Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee for each Fund.   This agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
The waiver amount of each Fund’s average daily net assets are as follows:
LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
0.005%	0.015%
LFI has also contractually agreed to reimburse each Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed certain expense limits. The reimbursement is accrued daily and received monthly. The agreements will continue through at least April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI. The expense limits as a percentage of each Fund’s average daily net assets are as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Standard Class	0.325%	0.315%
Service Class	0.575%	0.565%
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. Each Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that each Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended December 31, 2024, LFI has recouped $711 in previously reimbursed Fund expenses for LVIP Global Aggressive Growth Allocation Managed Risk Fund.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2025	2026	2027	Total
LVIP Global Aggressive Growth Allocation Managed Risk Fund	$44,859	$38,793	$—	$83,652
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund	$49,014	$43,337	$28,323	$120,674
LVIP Aggressive Growth Allocation Managed Risk Funds-13

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Funds' managed risk strategy. For these services, LFI, not the Funds, pays the Sub-Adviser a fee based on each Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Administrative	$23,624	$17,459
Legal	3,587	2,651
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the year ended December 31, 2024, these fees were as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Printing and mailing	$1,457	$1,042
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At December 31, 2024, each Fund had receivables due from and liabilities payable to affiliates as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Expense reimbursement receivable due from LFI	$—	$2,113
Management fees payable to LFI	67,270	45,895
Distribution fees payable to LFD	67,278	48,482
Shareholder servicing fees payable to Lincoln Life	7,877	5,664
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
LVIP Aggressive Growth Allocation Managed Risk Funds-14

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Funds and the corresponding investment activity for the year ended December 31, 2024, were as follows:
LVIP Global Aggressive Growth Allocation Managed Risk Fund
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 12/31/24	Number of Shares 12/31/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-97.06%@
Equity Funds-50.79%@
✧✧LVIP AllianceBernstein Large Cap Growth Fund	$13,182,577	$2,335,191	$2,394,442	$142,413	$3,164,160	$—	$16,429,899	257,655	$—	$147,712
✧✧LVIP Channing Small Cap Value Fund	2,032,057	351,970	346,206	18,653	196,764	—	2,253,238	180,144	11,933	—
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	16,806,346	8,670,798	3,417,690	37,863	3,677,755	—	25,775,072	1,739,678	249,352	1,350,651
✧✧‡LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	—	3,638,409	74,740	(1,464)	90,777	—	3,652,982	283,418	40,790	—
✧✧LVIP Macquarie Mid Cap Value Fund	5,876,406	1,375,047	558,639	9,043	564,726	—	7,266,583	165,045	90,585	188,331
✧✧LVIP Macquarie U.S. Growth Fund	633,282	661,690	1,409,156	150,040	(35,856)	—	—	—	—	—
✧✧LVIP Macquarie Value Fund	18,054,673	4,452,273	1,909,681	3,744	166,872	—	20,767,881	812,515	405,561	779,485
✧✧LVIP SSGA Mid-Cap Index Fund	14,475,066	3,483,193	2,478,776	63,169	828,967	—	16,371,619	1,255,589	200,383	902,585
✧✧LVIP SSGA Nasdaq-100 Index Fund	2,543,624	354,147	393,208	28,972	580,341	—	3,113,876	210,867	14,853	16,582
✧✧LVIP SSGA S&P 500 Index Fund	39,236,300	8,752,212	6,443,585	225,144	5,616,075	—	47,386,146	1,562,352	519,229	3,245,185
✧✧LVIP SSGA Small-Cap Index Fund	11,409,043	1,731,584	4,303,647	277,297	378,674	—	9,492,951	289,543	168,035	372,291
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	5,874,783	1,625,184	897,588	(39,331)	813,046	—	7,376,094	228,214	20,560	619,720
Fixed Income Funds-18.04%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	2,444,275	894,735	174,241	(8,823)	(35,248)	(5,241)	3,115,457	345,624	120,654	—
✧✧LVIP JPMorgan Core Bond Fund	16,386,823	6,931,948	1,404,744	15,376	(616,475)	—	21,312,928	2,217,786	936,079	—
✧✧LVIP Macquarie Bond Fund	22,654,624	5,831,581	3,806,868	(793,745)	(15,601)	—	23,869,991	2,104,381	1,161,074	—
✧✧LVIP SSGA Bond Index Fund	8,721,483	1,584,244	1,603,940	(280,148)	66,730	—	8,488,369	868,553	288,837	—
Global Equity Fund-0.57%@
✧✧LVIP BlackRock Real Estate Fund	2,269,612	375,294	806,660	(55,234)	15,241	—	1,798,253	242,026	49,293	—
International Equity Funds-27.66%@
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	2,253,279	1,405,795	209,358	(14,352)	91,483	—	3,526,847	456,845	114,934	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	6,479,643	2,678,254	569,533	5,771	(107,431)	—	8,486,704	1,055,823	319,543	—
✧✧LVIP Loomis Sayles Global Growth Fund	5,155,823	989,700	974,280	48,388	965,919	—	6,185,550	342,367	—	172,012
✧✧LVIP MFS International Growth Fund	15,629,424	4,344,378	1,004,139	(78,766)	315,808	—	19,206,705	976,695	301,531	725,603
✧✧LVIP Mondrian International Value Fund	17,741,489	6,447,828	1,532,125	9,116	(108,633)	—	22,557,675	1,354,246	725,159	238,468
✧✧LVIP SSGA Emerging Markets Equity Index Fund	10,311,357	1,623,657	1,733,590	(156,717)	523,557	—	10,568,264	1,014,911	287,746	—
✧✧LVIP SSGA International Index Fund	15,016,883	2,914,138	1,285,334	12,258	(98,668)	—	16,559,277	1,584,620	552,052	—
Total	$255,188,872	$73,453,250	$39,732,170	$(381,333)	$17,038,983	$(5,241)	$305,562,361		$6,578,183	$8,758,625

@ As a percentage of Net Assets as of December 31, 2024.
✧✧ Standard Class shares.
‡ Issuer was not an investment of the Fund at December 31, 2023.
LVIP Aggressive Growth Allocation Managed Risk Funds-15

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 12/31/24	Number of Shares 12/31/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-97.03%@
Equity Funds-78.39%@
✧✧LVIP AllianceBernstein Large Cap Growth Fund	$27,636,913	$3,992,694	$5,138,223	$318,841	$6,526,383	$—	$33,336,608	522,788	$—	$300,224
✧✧LVIP Baron Growth Opportunities Fund	4,727,881	997,925	605,502	4,458	246,909	—	5,371,671	67,792	25,095	23,330
✧✧LVIP Channing Small Cap Value Fund	2,246,286	354,607	418,068	22,574	215,206	—	2,420,605	193,524	12,804	—
✧✧‡LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	—	4,635,583	510,680	16,329	273,560	—	4,414,792	297,975	43,228	232,837
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	3,951,955	2,488,829	674,417	59	519,026	—	6,285,452	487,660	66,816	—
×,✧✧LVIP Macquarie U.S. Growth Fund	937,284	500,784	1,581,227	196,415	(53,256)	—	—	—	—	—
✧✧LVIP MFS Value Fund	30,243,122	6,438,463	3,668,750	7,808	1,170,647	—	34,191,290	648,422	589,869	1,832,438
✧✧LVIP SSGA Mid-Cap Index Fund	6,819,461	1,527,154	1,280,597	54,211	375,274	—	7,495,503	574,853	92,322	415,959
✧✧LVIP SSGA Nasdaq-100 Index Fund	1,882,251	227,767	317,491	30,280	417,360	—	2,240,167	151,701	10,752	12,003
✧✧LVIP SSGA S&P 500 Index Fund	42,908,871	8,707,866	7,774,026	469,186	5,949,048	—	50,260,945	1,657,136	554,127	3,472,976
✧✧LVIP SSGA Small-Cap Index Fund	9,305,384	1,294,722	3,401,495	227,980	311,259	—	7,737,850	236,011	137,817	303,475
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	7,924,852	2,058,564	1,837,743	69,824	992,791	—	9,208,288	284,901	25,746	814,616
✧✧LVIP Wellington SMID Cap Value Fund	12,023,291	2,950,742	1,843,744	(20,034)	210,043	—	13,320,298	516,011	166,887	1,158,099
Fixed Income Funds-18.16%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	1,808,568	699,089	232,592	(10,457)	(14,672)	(8,741)	2,241,195	248,635	87,308	—
✧✧LVIP JPMorgan Core Bond Fund	12,071,972	5,308,470	1,286,536	14,031	(450,404)	—	15,657,533	1,629,296	687,278	—
✧✧LVIP Macquarie Bond Fund	16,039,463	4,367,045	3,973,733	(756,001)	231,393	—	15,908,167	1,402,465	786,701	—
✧✧LVIP SSGA Bond Index Fund	7,233,592	1,395,664	1,412,877	(224,968)	54,824	—	7,046,235	720,990	241,076	—
Global Equity Fund-0.48%@
✧✧LVIP BlackRock Real Estate Fund	1,482,649	256,590	636,872	(14,777)	(9,675)	—	1,077,915	145,076	29,743	—
Total	$189,243,795	$48,202,558	$36,594,573	$405,759	$16,965,716	$(8,741)	$218,214,514		$3,557,569	$8,565,957

@ As a percentage of Net Assets as of December 31, 2024.
✧✧ Standard Class shares.
‡ Issuer was not an investment of the Fund at December 31, 2023.
× Issuer is no longer an investment of the Fund at December 31, 2024.
3. Investments
For the year ended December 31, 2024, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Purchases	$73,453,250	$48,202,558
Sales	39,732,170	36,594,573
LVIP Aggressive Growth Allocation Managed Risk Funds-16

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Cost of investments and derivatives	$284,395,480	$189,885,340
Aggregate unrealized appreciation of investments and derivatives	$33,611,202	$36,356,439
Aggregate unrealized depreciation of investments and derivatives	(3,533,305)	(1,544,839)
Net unrealized appreciation of investments and derivatives	$30,077,897	$34,811,600
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of December 31, 2024:
Level 1	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Investments:
Assets:
Affiliated Investment Companies	$305,562,361	$218,214,514
Unaffiliated Investment Companies	8,911,988	6,482,425
Total Investments	$314,474,349	$224,696,939
Derivatives:
Assets:
Futures Contracts	$5,184	$—
Derivatives:
Liabilities:
Futures Contracts	$(331,027)	$(237,928)
There were no Level 3 investments at the beginning or end of the year.
LVIP Aggressive Growth Allocation Managed Risk Funds-17

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale and straddle loss deferrals, mark-to-market adjustments on certain derivatives and adjustments related to distributions from underlying regulated investment companies (RICS).   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds for financial reporting purposes. The tax character of dividends and distributions paid during the year ended December 31, 2024 was as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Year ended December 31, 2024
Ordinary income	$7,260,053	$4,127,579
Year ended December 31, 2023
Ordinary income	$3,892,729	$2,142,541
Return of capital	—	53,788
Total	$3,892,729	$2,196,329
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Undistributed ordinary income	$112,995	$13,460
Undistributed long-term capital gains	—	6,096,944
Capital loss carryforward	(318,438)	—
Other temporary differences	(8,796,032)	(8,474,121)
Net unrealized appreciation	30,077,897	34,811,600
Distributable earnings/(accumulated loss)	$21,076,422	$32,447,883
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, the Fund recorded the following permanent reclassifications primarily related to prior year adjustments:
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Distributable Earnings/(Accumulated Loss)	$12,427
Paid-in capital	(12,427)
As of December 31, 2024, the Funds had the following capital loss carryforwards for federal income tax purposes:
Post-Enactment Losses (No Expiration)
LVIP Global Aggressive Growth Allocation Managed Risk Fund
Short-Term	$318,438
Long-Term	—
Total	$318,438
LVIP Aggressive Growth Allocation Managed Risk Funds-18

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 5. Components of Distributable Earnings on a Tax Basis (continued)
In 2024, the Funds utilized the following capital loss carryforwards:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Capital loss carryforward utilized	$7,543,180	$2,539,975
6. Capital Shares
Transactions in capital shares were as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund		LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
	Year Ended		Year Ended
	12/31/24	12/31/23	12/31/24	12/31/23
Shares sold:
Standard Class	23,827	19,863	29,212	10,745
Service Class	3,636,570	4,107,831	2,550,030	2,204,128
Shares reinvested:
Standard Class	6,383	4,065	2,578	1,422
Service Class	625,001	363,821	325,992	194,030
	4,291,781	4,495,580	2,907,812	2,410,325
Shares redeemed:
Standard Class	(20,678)	(39,721)	(13,924)	(9,005)
Service Class	(1,932,660)	(1,806,848)	(2,601,660)	(2,161,338)
	(1,953,338)	(1,846,569)	(2,615,584)	(2,170,343)
Net increase	2,338,443	2,649,011	292,228	239,982
7. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Effective, February 12, 2025, the line of credit was renewed.
The Funds had no amounts outstanding as of December 31, 2024, or at any time during the year.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–Each Fund may use futures contracts in the normal course of pursuing its investment objectives and strategies. Each Fund may invest in futures contracts to hedge the Funds' existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Funds' investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, each Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, each Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments,
LVIP Aggressive Growth Allocation Managed Risk Funds-19

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 8. Derivatives (continued)
and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2024, each Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool. The LVIP Global Aggressive Growth Allocation Fund used futures to hedge currency risks aassociated with the Fund’s investments.
Fair values of derivative instruments as of December 31, 2024 were as follows:
LVIP Global Aggressive Growth Allocation Managed Risk Fund
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due to broker on futures contracts	$5,184	Variation margin due to broker on futures contracts	$(291,273)
Futures contracts (Currency contracts)*	Variation margin due to broker on futures contracts	—	Variation margin due to broker on futures contracts	(39,754)
Total		$5,184		$(331,027)

*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2024. Only current day variation margin is reported on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$1,347,357	$(528,372)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(83,839)	(71,966)
Total		$1,263,518	$(600,338)
Fair values of derivative instruments as of December 31, 2024 were as follows:
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due to broker on futures contracts	$—	Variation margin due to broker on futures contracts	$(237,928)

*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2024. Only current day variation margin is reported on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$1,114,938	$(437,444)
LVIP Aggressive Growth Allocation Managed Risk Funds-20

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 8. Derivatives (continued)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by each Fund during the year ended December 31, 2024.
Long Derivative Volume
Futures Contracts (Average Notional Value)
LVIP Global Aggressive Growth Allocation Managed Risk Fund	$9,659,448
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund	5,458,842
9. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
10. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds-21

Report of Independent Registered Public Accounting Firm
To the Shareholders of LVIP Global Aggressive Growth Allocation Managed Risk Fund and LVIP U.S. Aggressive Growth Allocation Managed Risk Fund and the Board of Trustees of Lincoln Variable Insurance Products Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of LVIP Global Aggressive Growth Allocation Managed Risk Fund and LVIP U.S. Aggressive Growth Allocation Managed Risk Fund (collectively referred to as the “Funds”) (two of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)), including the schedules of investments as of December 31, 2024, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (two of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP Aggressive Growth Allocation Managed Risk Funds–22

LVIP AllianceBernstein Large Cap Growth Fund
(formerly, LVIP T. Rowe Price Growth Stock Fund)
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP AllianceBernstein Large Cap Growth Fund

LVIP AllianceBernstein Large Cap Growth Fund
Statement of Net Assets
December 31, 2024

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.52%
Aerospace & Defense–0.53%
†Axon Enterprise, Inc.	14,562	$8,654,488
		8,654,488
Automobiles–0.69%
Ferrari NV	26,573	11,289,273
		11,289,273
Beverages–2.34%
†Celsius Holdings, Inc.	202,109	5,323,551
†Monster Beverage Corp.	626,599	32,934,043
		38,257,594
Biotechnology–1.25%
†Genmab AS ADR	241,238	5,034,637
†Vertex Pharmaceuticals, Inc.	38,219	15,390,791
		20,425,428
Broadline Retail–8.96%
†Amazon.com, Inc.	666,589	146,242,961
		146,242,961
Building Products–0.67%
†Trex Co., Inc.	157,620	10,880,509
		10,880,509
Capital Markets–1.15%
Cboe Global Markets, Inc.	96,417	18,839,882
		18,839,882
Chemicals–1.16%
Sherwin-Williams Co.	55,579	18,892,969
		18,892,969
Commercial Services & Supplies–1.97%
†Copart, Inc.	561,351	32,215,934
		32,215,934
Communications Equipment–3.07%
†Arista Networks, Inc.	304,163	33,619,136
Motorola Solutions, Inc.	35,652	16,479,424
		50,098,560
Consumer Staples Distribution & Retail–3.05%
Costco Wholesale Corp.	54,362	49,810,270
		49,810,270
Diversified Telecommunication Services–0.00%
=†πMagic Leap, Inc. Class A	4,690	0
		0
Entertainment–3.99%
†Netflix, Inc.	73,056	65,116,274
		65,116,274
Financial Services–4.55%
Visa, Inc. Class A	234,941	74,250,754
		74,250,754
Ground Transportation–0.78%
†Saia, Inc.	28,020	12,769,555
		12,769,555
Health Care Equipment & Supplies–2.18%
†IDEXX Laboratories, Inc.	14,196	5,869,194
†Intuitive Surgical, Inc.	56,999	29,751,198
		35,620,392
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services–1.32%
UnitedHealth Group, Inc.	42,630	$21,564,812
		21,564,812
Health Care Technology–0.84%
†Veeva Systems, Inc. Class A	64,813	13,626,933
		13,626,933
Hotels, Restaurants & Leisure–1.66%
†Chipotle Mexican Grill, Inc.	450,295	27,152,788
		27,152,788
Interactive Media & Services–12.54%
Alphabet, Inc. Class C	471,573	89,806,362
Meta Platforms, Inc. Class A	184,627	108,100,955
†Reddit, Inc. Class A	42,070	6,875,921
		204,783,238
IT Services–0.39%
†Shopify, Inc. Class A	59,905	6,369,699
		6,369,699
Life Sciences Tools & Services–2.08%
†Mettler-Toledo International, Inc.	7,932	9,706,230
†Waters Corp.	31,230	11,585,705
West Pharmaceutical Services, Inc.	38,612	12,647,747
		33,939,682
Machinery–1.11%
Otis Worldwide Corp.	195,938	18,145,818
		18,145,818
Metals & Mining–0.03%
=†πCelonis SE	2,137	431,439
		431,439
Pharmaceuticals–3.48%
Eli Lilly & Co.	53,033	40,941,476
Zoetis, Inc.	97,463	15,879,647
		56,821,123
Professional Services–1.23%
Verisk Analytics, Inc.	73,100	20,133,933
		20,133,933
Semiconductors & Semiconductor Equipment–18.16%
Applied Materials, Inc.	99,261	16,142,816
ASML Holding NV	10,854	7,522,690
†Astera Labs, Inc.	54,080	7,162,896
Broadcom, Inc.	197,956	45,894,119
NVIDIA Corp.	1,142,067	153,368,178
QUALCOMM, Inc.	117,538	18,056,188
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	86,018	16,987,695
Texas Instruments, Inc.	166,898	31,295,044
		296,429,626
Software–12.72%
†AppLovin Corp. Class A	46,406	15,027,655
†Cadence Design Systems, Inc.	50,563	15,192,159
=†πCanva, Inc.	875	1,158,036
=†πEpic Games, Inc.	6,539	4,166,062
†Manhattan Associates, Inc.	47,531	12,844,778
LVIP AllianceBernstein Large Cap Growth Fund-1

LVIP AllianceBernstein Large Cap Growth Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
Microsoft Corp.	313,923	$132,318,545
†ServiceNow, Inc.	15,954	16,913,155
=†πStripe, Inc. Class B	40,238	1,106,947
†Synopsys, Inc.	18,354	8,908,297
		207,635,634
Specialty Retail–3.86%
Home Depot, Inc.	111,666	43,436,957
Tractor Supply Co.	367,895	19,520,509
		62,957,466
Textiles, Apparel & Luxury Goods–1.98%
†Lululemon Athletica, Inc.	57,652	22,046,701
†On Holding AG Class A	186,611	10,220,685
		32,267,386
Trading Companies & Distributors–0.78%
United Rentals, Inc.	18,149	12,784,881
		12,784,881
Total Common Stock (Cost $871,916,309)		1,608,409,301
CONVERTIBLE PREFERRED STOCKS–0.99%
=†πCanva, Inc. Series A	52	68,820
=†πCanva, Inc. Series A-3	18	23,822
=†πCanva, Inc. Series A-4	3	3,970
=†πCelonis SE Series D	6,459	1,304,008
=†πDatabricks, Inc. Series I	50,702	4,689,935
=†πFormagrid, Inc. Series F	10,238	597,285
	Number of Shares	Value (U.S. $)
CONVERTIBLE PREFERRED STOCKS (continued)
=†πGM Cruise Holdings LLC Class F	126,000	$126,000
=†πGM Cruise Holdings LLC Class G	70,430	70,430
=†πNuro, Inc. Series C	189,324	1,351,773
=†πNuro, Inc. Series D	41,493	296,260
=†πRappi, Inc. Series E	36,866	804,048
=†πRedwood Materials, Inc. Series C	40,061	2,374,416
=†πRedwood Materials, Inc. Series D	41,085	2,435,108
=†πSila Nanotechnologies, Inc. Series F	35,141	687,140
=†πWaymo LLC Series A-2	17,257	1,385,737
Total Convertible Preferred Stocks (Cost $24,627,292)		16,218,752

MONEY MARKET FUND–0.69%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.43%)	11,204,168	11,204,168
Total Money Market Fund (Cost $11,204,168)		11,204,168

TOTAL INVESTMENTS–100.20% (Cost $907,747,769)	1,635,832,221
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.20%)	(3,274,633)
NET ASSETS APPLICABLE TO 25,924,916 SHARES OUTSTANDING–100.00%	$1,632,557,588
NET ASSET VALUE PER SHARE–LVIP ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND STANDARD CLASS ($1,240,480,256 / 19,453,322 Shares)		$63.767
NET ASSET VALUE PER SHARE–LVIP ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND SERVICE CLASS ($392,077,332 / 6,471,594 Shares)		$60.584
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)		$361,122,944
Distributable earnings/(accumulated loss)		1,271,434,644
TOTAL NET ASSETS		$1,632,557,588

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At December 31, 2024, the aggregate value of restricted securities was $23,081,236, which represented 1.41% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances)
with respect to these securities.

LVIP AllianceBernstein Large Cap Growth Fund-2

LVIP AllianceBernstein Large Cap Growth Fund
Statement of Net Assets (continued)
Restricted Securities
Investment	Date of Acquisition	Cost	Value
Canva, Inc.	12/17/2021	$1,491,142	$1,158,036
Canva, Inc. Series A	12/17/2021	88,616	68,820
Canva, Inc. Series A-3	12/17/2021	30,675	23,822
Canva, Inc. Series A-4	12/17/2021	5,113	3,970
Celonis SE	6/17/2021	790,241	431,439
Celonis SE Series D	6/17/2021	2,388,489	1,304,008
Databricks, Inc. Series I	9/14/2023	3,726,597	4,689,935
Epic Games, Inc.	6/18/2020	4,238,405	4,166,062
Formagrid, Inc. Series F	12/8/2021	1,917,419	597,285
GM Cruise Holdings LLC Class F	5/8/2019	2,299,500	126,000
GM Cruise Holdings LLC Class G	1/21/2021	1,855,831	70,430
Magic Leap, Inc. Class A	9/20/2021	2,280,091	0
Nuro, Inc. Series C	10/30/2020	2,471,549	1,351,773
Nuro, Inc. Series D	10/29/2021	864,951	296,260
Rappi, Inc. Series E	9/8/2020	2,202,598	804,048
Redwood Materials, Inc. Series C	5/28/2021	1,899,030	2,374,416
Redwood Materials, Inc. Series D	3/6/2023	1,944,746	2,435,108
Sila Nanotechnologies, Inc. Series F	1/7/2021	1,450,368	687,140
Stripe, Inc. Class B	12/17/2019	631,334	1,106,947
Waymo LLC Series A-2	5/8/2020	1,481,810	1,385,737
Total		$34,058,505	$23,081,236

★Includes $1,880,273 payable for securities purchased, $1,474,139 payable for fund shares redeemed, $19,684 other accrued expenses payable, $929,876 due to manager and affiliates, $29,476 payable for audit fee and $131,944 payable for fund accounting fee as of December
31, 2024.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
See accompanying notes, which are an integral part of the financial statements.
LVIP AllianceBernstein Large Cap Growth Fund-3

LVIP AllianceBernstein Large Cap Growth Fund
Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Dividends	$8,874,338
Foreign taxes withheld	(53,332)
8,821,006
EXPENSES:
Management fees	10,309,051
Distribution fees-Service Class	987,327
Shareholder servicing fees	476,521
Accounting and administration expenses	348,668
Reports and statements to shareholders	121,277
Professional fees	79,719
Trustees’ fees and expenses	52,145
Custodian fees	16,897
Consulting fees	13,179
Pricing fees	2,584
Other	50,070
12,457,438
Less:
Management fees waived	(896,842)
Total operating expenses	11,560,596
NET INVESTMENT LOSS	(2,739,590)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	567,351,020
Foreign currencies	(267,614)
Net realized gain	567,083,406
Net change in unrealized appreciation (depreciation) of:
Investments	(187,132,173)
Foreign currencies	(346)
Net change in unrealized appreciation (depreciation)	(187,132,519)
NET REALIZED AND UNREALIZED GAIN	379,950,887
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$377,211,297
See accompanying notes, which are an integral part of the financial statements.

LVIP AllianceBernstein Large Cap Growth Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/24	12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(2,739,590)	$(3,021,855)
Net realized gain	567,083,406	100,023,975
Net change in unrealized appreciation (depreciation)	(187,132,519)	461,990,949
Net increase in net assets resulting from operations	377,211,297	558,993,069
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(11,489,881)	—
Service Class	(3,767,541)	—
	(15,257,422)	—
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	116,213,330	64,345,231
Service Class	26,497,334	43,418,266
Reinvestment of dividends and distributions:
Standard Class	11,489,881	—
Service Class	3,767,541	—
	157,968,086	107,763,497
Cost of shares redeemed:
Standard Class	(326,840,759)	(353,264,330)
Service Class	(94,777,962)	(87,450,915)
	(421,618,721)	(440,715,245)
Decrease in net assets derived from capital share transactions	(263,650,635)	(332,951,748)
NET INCREASE IN NET ASSETS	98,303,240	226,041,321
NET ASSETS:
Beginning of year	1,534,254,348	1,308,213,027
End of year	$1,632,557,588	$1,534,254,348
See accompanying notes, which are an integral part of the financial statements.
LVIP AllianceBernstein Large Cap Growth Fund-4

LVIP AllianceBernstein Large Cap Growth Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP AllianceBernstein Large Cap Growth Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$51.096	$34.921	$72.325	$64.603	$49.150
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.063)	(0.063)	(0.123)	(0.245)	(0.114)
Net realized and unrealized gain (loss)	13.302	16.238	(28.898)	13.460	17.835
Total from investment operations	13.239	16.175	(29.021)	13.215	17.721
Less dividends and distributions from:
Net realized gain	(0.568)	—	(8.383)	(5.493)	(2.268)
Total dividends and distributions	(0.568)	—	(8.383)	(5.493)	(2.268)
Net asset value, end of period	$63.767	$51.096	$34.921	$72.325	$64.603
Total return[2]	25.93%	46.32%	(40.72% )	20.47%	36.47%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,240,481	$1,163,390	$1,020,107	$1,354,421	$1,398,314
Ratio of expenses to average net assets	0.64%	0.68%	0.67%	0.66%	0.67%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.70%	0.70%	0.69%	0.68%	0.69%
Ratio of net investment loss to average net assets	(0.10% )	(0.14% )	(0.26% )	(0.34% )	(0.21% )
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.16% )	(0.16% )	(0.28% )	(0.36% )	(0.23% )
Portfolio turnover	81%	31%	33%	21%	43%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP AllianceBernstein Large Cap Growth Fund-5

LVIP AllianceBernstein Large Cap Growth Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP AllianceBernstein Large Cap Growth Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$48.690	$33.360	$69.858	$62.709	$47.880
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.201)	(0.165)	(0.237)	(0.411)	(0.242)
Net realized and unrealized gain (loss)	12.663	15.495	(27.878)	13.053	17.339
Total from investment operations	12.462	15.330	(28.115)	12.642	17.097
Less dividends and distributions from:
Net realized gain	(0.568)	—	(8.383)	(5.493)	(2.268)
Total dividends and distributions	(0.568)	—	(8.383)	(5.493)	(2.268)
Net asset value, end of period	$60.584	$48.690	$33.360	$69.858	$62.709
Total return[2]	25.62%	45.95%	(40.87% )	20.18%	36.13%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$392,077	$370,864	$288,106	$492,319	$446,379
Ratio of expenses to average net assets	0.89%	0.93%	0.92%	0.91%	0.92%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.95%	0.95%	0.94%	0.93%	0.94%
Ratio of net investment loss to average net assets	(0.35% )	(0.39% )	(0.51% )	(0.59% )	(0.46% )
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.41% )	(0.41% )	(0.53% )	(0.61% )	(0.48% )
Portfolio turnover	81%	31%	33%	21%	43%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP AllianceBernstein Large Cap Growth Fund-6

LVIP AllianceBernstein Large Cap Growth Fund
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP AllianceBernstein Large Cap Growth Fund (formerly, LVIP T. Rowe Price Growth Stock Fund) (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term growth of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of
LVIP AllianceBernstein Large Cap Growth Fund-7

LVIP AllianceBernstein Large Cap Growth Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of December 31, 2024, the value and cost of foreign currency held by the LVIP AllianceBernstein Large Cap Growth Fund is $1,600 and $1,648 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $1,714 for the year ended December 31, 2024. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.80% of the first $50 million of the Fund's average daily net assets; 0.75% of the next $50 million; 0.70% of the next $150 million; 0.65% of the next $250 million; and 0.60% of the Fund's average daily net assets in excess of $500 million.   LFI has contractually agreed to waive a portion of its advisory fee. Effective April 5, 2024, the waiver amount is 0.065% of the Fund’s average daily net assets.   The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   Prior to April 5, 2024, when Fund assets were less than $1 billion, the waiver amount was 0.00%. When Fund assets were greater than $1 billion, the waiver amount was 0.025% of the first $1 billion of average daily net assets and 0.0225% of the next $1 billion. When Fund assets were greater than $2 billion, the waiver amount was 0.035% of the first $1 billion of average daily net assets and 0.0225% of the next $2 billion. When Fund assets were greater than $3 billion, the waiver amount was 0.0375% of the Fund’s average daily net assets.
Effective April 5, 2024, Alliance Bernstein L.P. (“Alliance Bernstein”) is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. T. Rowe Price Associates, Inc. (“T. Rowe Price”), is responsible for the day-to-day management of a portion of the Fund's investment portfolio. For these services, LFI, not the Fund, pays Alliance Bernstein and T. Rowe Price a fee based on Alliance Bernstein and T. Rowe Price's managed portion of the Fund's average daily net assets.
LVIP AllianceBernstein Large Cap Growth Fund-8

LVIP AllianceBernstein Large Cap Growth Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$134,805
Legal	20,472
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $29,250 for the year ended December 31, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$802,397
Distribution fees payable to LFD	86,051
Shareholder servicing fees payable to Lincoln Life	41,428
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   For the year ended December 31, 2024, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$1,217,837,993
Sales	1,500,515,115
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments	$909,683,719
Aggregate unrealized appreciation of investments	$769,612,668
Aggregate unrealized depreciation of investments	(43,464,444)
Net unrealized appreciation of investments	$726,148,224
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.
LVIP AllianceBernstein Large Cap Growth Fund-9

LVIP AllianceBernstein Large Cap Growth Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP AllianceBernstein Large Cap Growth Fund-10

LVIP AllianceBernstein Large Cap Growth Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$8,654,488	$—	$—	$8,654,488
Automobiles	11,289,273	—	—	11,289,273
Beverages	38,257,594	—	—	38,257,594
Biotechnology	20,425,428	—	—	20,425,428
Broadline Retail	146,242,961	—	—	146,242,961
Building Products	10,880,509	—	—	10,880,509
Capital Markets	18,839,882	—	—	18,839,882
Chemicals	18,892,969	—	—	18,892,969
Commercial Services & Supplies	32,215,934	—	—	32,215,934
Communications Equipment	50,098,560	—	—	50,098,560
Consumer Staples Distribution & Retail	49,810,270	—	—	49,810,270
Diversified Telecommunication Services	—	—	— *	0
Entertainment	65,116,274	—	—	65,116,274
Financial Services	74,250,754	—	—	74,250,754
Ground Transportation	12,769,555	—	—	12,769,555
Health Care Equipment & Supplies	35,620,392	—	—	35,620,392
Health Care Providers & Services	21,564,812	—	—	21,564,812
Health Care Technology	13,626,933	—	—	13,626,933
Hotels, Restaurants & Leisure	27,152,788	—	—	27,152,788
Interactive Media & Services	204,783,238	—	—	204,783,238
IT Services	6,369,699	—	—	6,369,699
Life Sciences Tools & Services	33,939,682	—	—	33,939,682
Machinery	18,145,818	—	—	18,145,818
Metals & Mining	—	—	431,439	431,439
Pharmaceuticals	56,821,123	—	—	56,821,123
Professional Services	20,133,933	—	—	20,133,933
Semiconductors & Semiconductor Equipment	296,429,626	—	—	296,429,626
Software	201,204,589	—	6,431,045	207,635,634
Specialty Retail	62,957,466	—	—	62,957,466
Textiles, Apparel & Luxury Goods	32,267,386	—	—	32,267,386
Trading Companies & Distributors	12,784,881	—	—	12,784,881
Convertible Preferred Stocks	—	—	16,218,752	16,218,752
Money Market Fund	11,204,168	—	—	11,204,168
Total Investments	$1,612,750,985	$—	$23,081,236	$1,635,832,221

*	Includes securities that have been valued at zero on the "Statement of Net Assets" that are considered to be Level 3 investments in this table.
During the year ended December 31, 2024, there were no material transfers to or from Level 3 investments.
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the year ended December 31, 2024.
Asset Type	Fair Value at December 31, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(a)
Common Stock	$6,862,484	Recent Transaction	#	#
		Market Comparable Companies	Enterprise Value to Sales Multiple (b)	4.9x-13.5x (N/A)
		Market Comparable Companies	Enterprise Value to Gross Profit Multiple (b)	11.4x-16.6x (N/A)
		Market Comparable Companies	Discount for Lack of Marketability (c)	10% (N/A)
Convertible Preferred Stock	$16,218,752	Recent Transaction	#	#
		Recent Transaction	Conversion Ratio	1.027-1.191 (1.081)
		Market Comparable Companies	Enterprise Value to Gross Merchandise Value Multiple (b)	0.7x-0.8x (N/A)
		Market Comparable Companies	Enterprise Value to Sales Multiple (b)	0.6x-13.5x (N/A)
		Market Comparable Companies	Enterprise Value to Gross Profit Multiple (b)	6.6x-16.6x (N/A)
		Market Comparable Companies	Enterprise Value to EBITDA multiple (b)	7.5x-18.5x (N/A)
		Market Comparable Companies	Discount for Lack of Marketability (c)	10% (N/A)
LVIP AllianceBernstein Large Cap Growth Fund-11

LVIP AllianceBernstein Large Cap Growth Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Asset Type	Fair Value at December 31, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(a)
		Market Comparable Companies	Projected future value discount rate (c)	45% (N/A)
		Market Comparable Companies	Projected future value discount rate term	3 years (N/A)
		Market Comparable Companies	Present Value Factor	0.328 (N/A)
Total	$23,081,236
# The quantitative unobservable inputs within this category are based on recent transactions or valuation from a pricing service. There were no quantitative unobservable inputs significant to the valuation technique that were created by the fund’s management.

(a) Unobservable inputs were weighted by the relative fair value of the instruments, where applicable.
(b) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.
(c) Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to significantly increase or decrease the fair value of the Fund's securities.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balances as of 12/31/2023	Reclassifications	Purchases	Sales	Transfer In	Transfer Out	Accretion/ (amortization)	Net realized gain (loss)	Net change in unrealized appreciation (depreciation)	Balance as of 12/31/24	Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 12/31/24
Common Stock	$7,825,715	$—	$—	$(1,516,389)	$—	$—	$—	$—	$553,158	$6,862,484	$544,129
Convertible Preferred Stocks	14,427,549	—	—	—	—	—	—	—	1,791,203	16,218,752	1,791,203
Total	$22,253,264	$—	$—	$(1,516,389)	$—	— $	$—	$—	$2,344,361	$23,081,236	$2,335,332
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale loss deferrals and adjustments related to distributions from underlying real estate investment trusts (REITS).   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Year Ended
	12/31/24	12/31/23
Ordinary income	$7,356,566	$—
Long-term capital gains	7,900,856	—
Total	$15,257,422	$—
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$973,595
Undistributed long-term capital gains	544,312,826
Other temporary differences	(1)
Net unrealized appreciation	726,148,224
Distributable earnings/(accumulated loss)	$1,271,434,644
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, there were no permanent differences requiring a reclassification.
At December 31, 2024, the Fund had no capital loss carryforwards for federal income tax purposes.
LVIP AllianceBernstein Large Cap Growth Fund-12

LVIP AllianceBernstein Large Cap Growth Fund
Notes to Financial Statements (continued)
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/24	12/31/23
Shares sold:
Standard Class	1,958,684	1,473,501
Service Class	475,179	1,036,599
Shares reinvested:
Standard Class	183,168	—
Service Class	63,127	—
	2,680,158	2,510,100
Shares redeemed:
Standard Class	(5,457,053)	(7,916,589)
Service Class	(1,683,483)	(2,056,042)
	(7,140,536)	(9,972,631)
Net decrease	(4,460,378)	(7,462,531)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Effective, February 12, 2025, the line of credit was renewed.
The Fund had no amounts outstanding as of December 31, 2024, or at any time during the year.
8. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
LVIP AllianceBernstein Large Cap Growth Fund-13

LVIP AllianceBernstein Large Cap Growth Fund
Notes to Financial Statements (continued)
 8. Risk Factors (continued)
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.   Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.   Restricted securities have been identified on the Statement of Net Assets.
9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP AllianceBernstein Large Cap Growth Fund-14

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP AllianceBernstein Large Cap Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP AllianceBernstein Large Cap Growth Fund (formerly LVIP T. Rowe Price Growth Stock Fund) (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP AllianceBernstein Large Cap Growth Fund–15

LVIP American Allocation Funds
LVIP American Balanced Allocation Fund
LVIP American Growth Allocation Fund
LVIP American Income Allocation Fund
each a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP American Allocation Funds

LVIP American Balanced Allocation Fund
Statement of Net Assets
December 31, 2024

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.05%
Asset Allocation Fund–11.02%
✧American Funds®– Capital Income Builder	1,305,724	$90,003,576
		90,003,576
Equity Funds–40.16%
✧American Funds®-
American Mutual Fund	1,839,513	101,522,733
Growth Fund of America	1,613,034	120,251,675
Investment Company of America	1,843,984	106,305,693
		328,080,101
Fixed Income Funds–36.23%
✧American Funds®-
Bond Fund of America	21,989,948	244,968,023
High-Income Trust	2,905,733	28,359,950
Inflation Linked Bond Fund	2,022,021	18,501,496
Intermediate Bond Fund of America	335,038	4,157,821
		295,987,290
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Global Equity Fund–2.94%
✧American Funds®– Smallcap World Fund	343,273	$24,029,105
		24,029,105
International Equity Funds–9.70%
✧American Funds®-
EuroPacific Growth Fund	1,210,830	65,045,786
New World Fund	184,559	14,205,477
		79,251,263
Total Investment Companies (Cost $761,297,439)		817,351,335

TOTAL INVESTMENTS–100.05% (Cost $761,297,439)	817,351,335
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(374,344)
NET ASSETS APPLICABLE TO 71,667,791 SHARES OUTSTANDING–100.00%	$816,976,991
NET ASSET VALUE PER SHARE–LVIP AMERICAN BALANCED ALLOCATION FUND STANDARD CLASS ($50,557,513 / 4,426,052 Shares)		$11.423
NET ASSET VALUE PER SHARE–LVIP AMERICAN BALANCED ALLOCATION FUND SERVICE CLASS ($766,419,478 / 67,241,739 Shares)		$11.398
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)		$752,803,049
Distributable earnings/(accumulated loss)		64,173,942
TOTAL NET ASSETS		$816,976,991

✧Class R-6 shares.

★Includes $1,137,386 payable for securities purchased, $2,659,487 payable for fund shares redeemed, $7,933 other accrued expenses payable,
$399,209 due to manager and affiliates, $18,188 payable for audit fee and $14,535 payable for fund accounting fee as of December 31, 2024.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds-1

LVIP American Growth Allocation Fund
Statement of Net Assets
December 31, 2024

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.05%
Asset Allocation Fund–6.02%
✧American Funds®– Capital Income Builder	721,366	$49,723,776
		49,723,776
Equity Funds–45.83%
✧American Funds®-
American Mutual Fund	2,129,049	117,502,197
Growth Fund of America	1,693,807	126,273,331
Investment Company of America	2,333,956	134,552,600
		378,328,128
Fixed Income Funds–27.29%
✧American Funds®-
Bond Fund of America	16,528,562	184,128,175
High-Income Trust	2,366,654	23,098,547
Inflation Linked Bond Fund	1,975,219	18,073,256
		225,299,978
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Global Equity Fund–3.44%
✧American Funds®– Smallcap World Fund	405,623	$28,393,601
		28,393,601
International Equity Funds–17.47%
✧American Funds®-
EuroPacific Growth Fund	2,297,400	123,416,335
New World Fund	270,260	20,801,872
		144,218,207
Total Investment Companies (Cost $773,922,670)		825,963,690

TOTAL INVESTMENTS–100.05% (Cost $773,922,670)	825,963,690
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(386,646)
NET ASSETS APPLICABLE TO 72,269,481 SHARES OUTSTANDING–100.00%	$825,577,044
NET ASSET VALUE PER SHARE–LVIP AMERICAN GROWTH ALLOCATION FUND STANDARD CLASS ($90,819,359 / 7,932,490 Shares)		$11.449
NET ASSET VALUE PER SHARE–LVIP AMERICAN GROWTH ALLOCATION FUND SERVICE CLASS ($734,757,685 / 64,336,991 Shares)		$11.420
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)		$755,395,642
Distributable earnings/(accumulated loss)		70,181,402
TOTAL NET ASSETS		$825,577,044

✧Class R-6 shares.

★Includes $854,063 payable for securities purchased, $2,070,521 payable for fund shares redeemed, $7,755 other accrued expenses payable,
$396,625 due to manager and affiliates, $18,188 payable for audit fee and $14,535 payable for fund accounting fee as of December 31, 2024.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds-2

LVIP American Income Allocation Fund
Statement of Net Assets
December 31, 2024

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.06%
Asset Allocation Fund–10.97%
✧American Funds®– Capital Income Builder	275,001	$18,955,824
		18,955,824
Equity Funds–29.19%
✧American Funds®-
American Mutual Fund	264,880	14,618,721
Growth Fund of America	233,031	17,372,507
Investment Company of America	319,849	18,439,275
		50,430,503
Fixed Income Funds–56.24%
✧American Funds®-
Bond Fund of America	7,826,888	87,191,536
High-Income Trust	604,895	5,903,776
Inflation Linked Bond Fund	299,059	2,736,386
Intermediate Bond Fund of America	105,821	1,313,234
		97,144,932
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Global Equity Fund–1.22%
✧American Funds®– Smallcap World Fund	30,123	$2,108,593
		2,108,593
International Equity Funds–2.44%
✧American Funds®-
EuroPacific Growth Fund	45,934	2,467,600
New World Fund	22,656	1,743,838
		4,211,438
Total Investment Companies (Cost $162,013,151)		172,851,290

TOTAL INVESTMENTS–100.06% (Cost $162,013,151)	172,851,290
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(99,723)
NET ASSETS APPLICABLE TO 15,736,688 SHARES OUTSTANDING–100.00%	$172,751,567
NET ASSET VALUE PER SHARE–LVIP AMERICAN INCOME ALLOCATION FUND STANDARD CLASS ($17,669,932 / 1,608,081 Shares)		$10.988
NET ASSET VALUE PER SHARE–LVIP AMERICAN INCOME ALLOCATION FUND SERVICE CLASS ($155,081,635 / 14,128,607 Shares)		$10.976
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)		$165,325,499
Distributable earnings/(accumulated loss)		7,426,068
TOTAL NET ASSETS		$172,751,567

✧Class R-6 shares.

★Includes $381,362 payable for securities purchased, $616,908 payable for fund shares redeemed, $6,052 other accrued expenses payable,
$82,301 due to manager and affiliates, $18,188 payable for audit fee and $14,414 payable for fund accounting fee as of December 31, 2024.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds-3

LVIP American Allocation Funds
Statements of Operations
Year Ended December 31, 2024
	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
INVESTMENT INCOME:
Dividends	$22,211,659	$19,598,992	$5,966,356
EXPENSES:
Distribution fees-Service Class	2,716,384	2,617,427	556,412
Management fees	2,065,203	2,062,744	438,702
Shareholder servicing fees	239,563	239,278	50,889
Accounting and administration expenses	104,671	104,269	41,663
Professional fees	44,926	45,073	33,527
Trustees’ fees and expenses	26,417	26,236	5,627
Reports and statements to shareholders	20,050	23,014	8,454
Custodian fees	7,731	6,888	5,578
Consulting fees	5,222	5,205	4,723
Other	39,226	41,959	6,820
	5,269,393	5,172,093	1,152,395
Less:
Management fees waived	(330,432)	(288,784)	(70,192)
Total operating expenses	4,938,961	4,883,309	1,082,203
NET INVESTMENT INCOME	17,272,698	14,715,683	4,884,153
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	1,551,057	4,208,959	(810,398)
Distributions from unaffiliated investment companies	27,738,194	33,275,103	4,025,890
Net change in unrealized appreciation (depreciation) of investments	37,835,511	38,409,160	5,647,033
NET REALIZED AND UNREALIZED GAIN	67,124,762	75,893,222	8,862,525
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$84,397,460	$90,608,905	$13,746,678
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds-4

LVIP American Allocation Funds
Statements of Changes in Net Assets
	LVIP American Balanced Allocation Fund		LVIP American Growth Allocation Fund		LVIP American Income Allocation Fund
	Year Ended		Year Ended		Year Ended
	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$17,272,698	$17,683,912	$14,715,683	$15,381,193	$4,884,153	$4,351,832
Net realized gain (loss)	29,289,251	(9,746,404)	37,484,062	(7,603,039)	3,215,492	(4,137,421)
Net change in unrealized appreciation (depreciation)	37,835,511	92,737,276	38,409,160	98,158,184	5,647,033	17,011,023
Net increase in net assets resulting from operations	84,397,460	100,674,784	90,608,905	105,936,338	13,746,678	17,225,434
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(1,316,568)	(11,106,988)	(2,110,095)	(14,762,940)	(528,359)	(1,476,528)
Service Class	(17,408,987)	(174,397,768)	(14,729,149)	(191,746,358)	(4,167,953)	(17,199,538)
Return of capital:
Standard Class	—	(127,308)	—	(89,784)	—	(15,538)
Service Class	—	(2,070,234)	—	(1,307,416)	—	(190,473)
	(18,725,555)	(187,702,298)	(16,839,244)	(207,906,498)	(4,696,312)	(18,882,077)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	7,545,157	4,325,945	24,513,619	24,312,640	3,932,691	3,816,602
Service Class	51,824,847	49,534,415	43,123,902	44,518,008	14,799,660	17,550,452
Reinvestment of dividends and distributions:
Standard Class	1,316,568	11,234,296	2,110,095	14,852,724	528,359	1,492,066
Service Class	17,408,987	176,468,002	14,729,149	193,053,774	4,167,953	17,390,011
	78,095,559	241,562,658	84,476,765	276,737,146	23,428,663	40,249,131
Cost of shares redeemed:
Standard Class	(9,573,720)	(9,057,062)	(7,690,010)	(4,696,333)	(2,166,445)	(2,793,321)
Service Class	(137,672,088)	(127,701,367)	(128,521,329)	(130,095,149)	(34,138,997)	(35,209,483)
	(147,245,808)	(136,758,429)	(136,211,339)	(134,791,482)	(36,305,442)	(38,002,804)
Increase (decrease) in net assets derived from capital share transactions	(69,150,249)	104,804,229	(51,734,574)	141,945,664	(12,876,779)	2,246,327
NET INCREASE (DECREASE) IN NET ASSETS	(3,478,344)	17,776,715	22,035,087	39,975,504	(3,826,413)	589,684
NET ASSETS:
Beginning of year	820,455,335	802,678,620	803,541,957	763,566,453	176,577,980	175,988,296
End of year	$816,976,991	$820,455,335	$825,577,044	$803,541,957	$172,751,567	$176,577,980
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds-5

LVIP American Balanced Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Balanced Allocation Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$10.556	$12.115	$15.250	$14.451	$13.077
Income (loss) from investment operations:
Net investment income[1]	0.272	0.302	0.264	0.234	0.226
Net realized and unrealized gain (loss)	0.901	1.151	(2.517)	1.294	1.870
Total from investment operations	1.173	1.453	(2.253)	1.528	2.096
Less dividends and distributions from:
Net investment income	(0.288)	(0.268)	(0.262)	(0.373)	(0.262)
Net realized gain	(0.018)	(2.711)	(0.620)	(0.356)	(0.460)
Return of capital	—	(0.033)	—	—	—
Total dividends and distributions	(0.306)	(3.012)	(0.882)	(0.729)	(0.722)
Net asset value, end of period	$11.423	$10.556	$12.115	$15.250	$14.451
Total return[2]	11.12%	13.68%	(14.63% )	10.63%	16.38%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$50,558	$47,366	$46,216	$56,474	$49,888
Ratio of expenses to average net assets[3]	0.27%	0.27%	0.27%	0.25%	0.26%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.31%	0.31%	0.31%	0.30%	0.31%
Ratio of net investment income to average net assets	2.42%	2.53%	1.98%	1.54%	1.70%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.38%	2.49%	1.94%	1.49%	1.65%
Portfolio turnover	20%	18%	81%	16%	22%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds-6

LVIP American Balanced Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Balanced Allocation Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$10.533	$12.103	$15.232	$14.436	$13.069
Income (loss) from investment operations:
Net investment income[1]	0.232	0.259	0.217	0.180	0.179
Net realized and unrealized gain (loss)	0.898	1.147	(2.512)	1.292	1.863
Total from investment operations	1.130	1.406	(2.295)	1.472	2.042
Less dividends and distributions from:
Net investment income	(0.247)	(0.232)	(0.214)	(0.320)	(0.215)
Net realized gain	(0.018)	(2.711)	(0.620)	(0.356)	(0.460)
Return of capital	—	(0.033)	—	—	—
Total dividends and distributions	(0.265)	(2.976)	(0.834)	(0.676)	(0.675)
Net asset value, end of period	$11.398	$10.533	$12.103	$15.232	$14.436
Total return[2]	10.74%	13.27%	(14.92% )	10.24%	15.97%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$766,419	$773,090	$756,462	$977,768	$934,459
Ratio of expenses to average net assets[3]	0.62%	0.62%	0.62%	0.60%	0.61%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.66%	0.66%	0.66%	0.65%	0.66%
Ratio of net investment income to average net assets	2.07%	2.18%	1.63%	1.19%	1.35%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.03%	2.14%	1.59%	1.14%	1.30%
Portfolio turnover	20%	18%	81%	16%	22%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds-7

LVIP American Growth Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Growth Allocation Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$10.467	$12.453	$15.828	$14.945	$13.459
Income (loss) from investment operations:
Net investment income[1]	0.237	0.277	0.233	0.229	0.192
Net realized and unrealized gain (loss)	1.020	1.325	(2.740)	1.393	2.057
Total from investment operations	1.257	1.602	(2.507)	1.622	2.249
Less dividends and distributions from:
Net investment income	(0.249)	(0.258)	(0.214)	(0.345)	(0.219)
Net realized gain	(0.026)	(3.308)	(0.654)	(0.394)	(0.544)
Return of capital	—	(0.022)	—	—	—
Total dividends and distributions	(0.275)	(3.588)	(0.868)	(0.739)	(0.763)
Net asset value, end of period	$11.449	$10.467	$12.453	$15.828	$14.945
Total return[2]	12.01%	14.95%	(15.66% )	10.88%	17.21%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$90,819	$65,735	$38,766	$29,845	$20,171
Ratio of expenses to average net assets[3]	0.27%	0.27%	0.27%	0.25%	0.26%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.31%	0.31%	0.31%	0.30%	0.31%
Ratio of net investment income to average net assets	2.11%	2.33%	1.72%	1.45%	1.42%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.07%	2.29%	1.68%	1.40%	1.37%
Portfolio turnover	21%	19%	85%	15%	19%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds-8

LVIP American Growth Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Growth Allocation Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$10.441	$12.439	$15.809	$14.928	$13.450
Income (loss) from investment operations:
Net investment income[1]	0.196	0.238	0.187	0.173	0.145
Net realized and unrealized gain (loss)	1.016	1.315	(2.738)	1.391	2.048
Total from investment operations	1.212	1.553	(2.551)	1.564	2.193
Less dividends and distributions from:
Net investment income	(0.207)	(0.221)	(0.165)	(0.289)	(0.171)
Net realized gain	(0.026)	(3.308)	(0.654)	(0.394)	(0.544)
Return of capital	—	(0.022)	—	—	—
Total dividends and distributions	(0.233)	(3.551)	(0.819)	(0.683)	(0.715)
Net asset value, end of period	$11.420	$10.441	$12.439	$15.809	$14.928
Total return[2]	11.61%	14.55%	(15.96% )	10.50%	16.79%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$734,758	$737,807	$724,801	$949,809	$919,720
Ratio of expenses to average net assets[3]	0.62%	0.62%	0.62%	0.60%	0.61%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.66%	0.66%	0.66%	0.65%	0.66%
Ratio of net investment income to average net assets	1.76%	1.98%	1.37%	1.10%	1.07%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.72%	1.94%	1.33%	1.05%	1.02%
Portfolio turnover	21%	19%	85%	15%	19%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds-9

LVIP American Income Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Income Allocation Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$10.446	$10.585	$13.143	$12.804	$11.701
Income (loss) from investment operations:
Net investment income[1]	0.339	0.301	0.261	0.198	0.226
Net realized and unrealized gain (loss)	0.545	0.779	(2.036)	0.745	1.415
Total from investment operations	0.884	1.080	(1.775)	0.943	1.641
Less dividends and distributions from:
Net investment income	(0.342)	(0.303)	(0.275)	(0.409)	(0.281)
Net realized gain	—	(0.903)	(0.508)	(0.195)	(0.257)
Return of capital	—	(0.013)	—	—	—
Total dividends and distributions	(0.342)	(1.219)	(0.783)	(0.604)	(0.538)
Net asset value, end of period	$10.988	$10.446	$10.585	$13.143	$12.804
Total return[2]	8.48%	10.77%	(13.39% )	7.39%	14.17%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$17,670	$14,561	$12,139	$12,452	$11,783
Ratio of expenses to average net assets[3]	0.30%	0.30%	0.30%	0.28%	0.29%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.34%	0.34%	0.34%	0.33%	0.34%
Ratio of net investment income to average net assets	3.10%	2.81%	2.25%	1.49%	1.87%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.06%	2.77%	2.21%	1.44%	1.82%
Portfolio turnover	24%	24%	91%	18%	25%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds-10

LVIP American Income Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Income Allocation Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$10.434	$10.576	$13.130	$12.793	$11.694
Income (loss) from investment operations:
Net investment income[1]	0.300	0.263	0.221	0.151	0.184
Net realized and unrealized gain (loss)	0.543	0.776	(2.034)	0.743	1.411
Total from investment operations	0.843	1.039	(1.813)	0.894	1.595
Less dividends and distributions from:
Net investment income	(0.301)	(0.265)	(0.233)	(0.362)	(0.239)
Net realized gain	—	(0.903)	(0.508)	(0.195)	(0.257)
Return of capital	—	(0.013)	—	—	—
Total dividends and distributions	(0.301)	(1.181)	(0.741)	(0.557)	(0.496)
Net asset value, end of period	$10.976	$10.434	$10.576	$13.130	$12.793
Total return[2]	8.09%	10.40%	(13.70% )	7.01%	13.77%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$155,082	$162,017	$163,849	$212,910	$209,799
Ratio of expenses to average net assets[3]	0.65%	0.65%	0.65%	0.63%	0.64%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.69%	0.69%	0.69%	0.68%	0.69%
Ratio of net investment income to average net assets	2.75%	2.46%	1.90%	1.14%	1.52%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.71%	2.42%	1.86%	1.09%	1.47%
Portfolio turnover	24%	24%	91%	18%	25%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds-11

LVIP American Allocation Funds
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Balanced Allocation Fund, LVIP American Growth Allocation Fund and LVIP American Income Allocation Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Funds’ shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
Each Fund operates under a fund of funds structure and invests substantially all of its assets in series of the American Funds® family of funds (collectively, the “Underlying Funds”). The Underlying Funds, which are advised by an unaffiliated adviser, invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, each Fund may invest in individual securities, such as money market instruments. Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of the LVIP American Balanced Allocation Fund is to seek to have a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.
The investment objective of the LVIP American Growth Allocation Fund is to seek to have a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
The investment objective of the LVIP American Income Allocation Fund is to seek to have a high level of current income with some consideration given to growth of capital.
1. Significant Accounting Policies
Each Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Funds value Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the year ended December 31, 2024, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
LVIP American Allocation Funds-12

LVIP American Allocation Funds
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Segment Reporting–The Funds adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Funds' adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Funds' Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
2. Management Fees and Other Transactions With Affiliates
Lincoln Financial Investments Corporation ("LFI") is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of each Fund’s investment portfolio, and providing certain administrative services to each Fund.   For its services, LFI receives a management fee at an annual rate of 0.25% of each Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount for the LVIP American Growth Allocation Fund is 0.035% of the Fund's average daily net assets. The waiver amount for the LVIP American Balanced Allocation Fund and LVIP American Income Allocation Fund  is 0.04% of each Fund’s average daily net assets.   This agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Administrative	$68,200	$67,877	$14,511
Legal	10,357	10,308	2,204
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the year ended December 31, 2024, these fees were as follows:
	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Printing and mailing	$1,138	$4,123	$2,528
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
LVIP American Allocation Funds-13

LVIP American Allocation Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At December 31, 2024, each Fund had liabilities payable to affiliates as follows:
	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Management fees payable to LFI	$147,725	$153,365	$31,214
Distribution fees payable to LFD	231,084	222,574	46,777
Shareholder servicing fees payable to Lincoln Life	20,400	20,686	4,310
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2024, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Purchases	$166,598,467	$168,919,532	$41,790,951
Sales	209,109,898	189,583,895	50,491,782
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Cost of investments	$782,565,374	$795,157,659	$168,909,358
Aggregate unrealized appreciation of investments	$58,983,212	$61,241,844	$10,750,730
Aggregate unrealized depreciation of investments	(24,197,251)	(30,435,812)	(6,808,798)
Net unrealized appreciation of investments	$34,785,961	$30,806,032	$3,941,932
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP American Allocation Funds-14

LVIP American Allocation Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of December 31, 2024:
Level 1	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Investments:
Assets:
Investment Companies	$817,351,335	$825,963,690	$172,851,290
There were no Level 3 investments at the beginning or end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale loss deferrals and adjustments related to distributions from underlying regulated investment companies (RICS).   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Year ended December 31, 2024
Ordinary income	$18,725,555	$16,584,131	$4,696,312
Long-term capital gains	—	255,113	—
Total	$18,725,555	$16,839,244	$4,696,312
Year ended December 31, 2023
Ordinary income	$18,010,216	$16,635,307	$4,422,224
Long-term capital gains	167,494,540	189,873,991	14,253,842
Return of capital	2,197,542	1,397,200	206,011
Total	$187,702,298	$207,906,498	$18,882,077
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Undistributed ordinary income	$305,591	$—	$603,922
Undistributed long-term capital gains	29,082,395	39,375,370	2,880,213
Other temporary differences	(5)	—	1
Net unrealized appreciation	34,785,961	30,806,032	3,941,932
Distributable earnings/(accumulated loss)	$64,173,942	$70,181,402	$7,426,068
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, the Funds recorded the following permanent reclassifications primarily related to prior year adjustments:
LVIP American Balanced Allocation Fund
Distributable Earnings/(Accumulated Loss)	$469,573
Paid-in capital	(469,573)
At December 31, 2024, the Funds had no capital loss carryforwards for federal income tax purposes.
LVIP American Allocation Funds-15

LVIP American Allocation Funds
Notes to Financial Statements (continued)
 5. Components of Distributable Earnings on a Tax Basis (continued)
In 2024, the Funds utilized the following capital loss carryforwards:
	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Capital loss carryforward utilized	$2,809,164	$—	$1,594,503
6. Capital Shares
Transactions in capital shares were as follows:
	LVIP American Balanced Allocation Fund		LVIP American Growth Allocation Fund		LVIP American Income Allocation Fund
	Year Ended		Year Ended		Year Ended
	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Shares sold:
Standard Class	671,128	375,293	2,174,323	2,093,315	361,955	357,833
Service Class	4,627,291	4,268,789	3,859,055	3,674,014	1,349,189	1,620,894
Shares reinvested:
Standard Class	115,580	1,107,154	184,643	1,485,648	48,248	146,569
Service Class	1,531,537	17,474,276	1,291,917	19,427,387	380,948	1,716,402
	6,945,536	23,225,512	7,509,938	26,680,364	2,140,340	3,841,698
Shares redeemed:
Standard Class	(847,777)	(809,999)	(706,930)	(411,507)	(196,161)	(257,232)
Service Class	(12,313,409)	(10,850,119)	(11,481,689)	(10,702,278)	(3,129,521)	(3,301,351)
	(13,161,186)	(11,660,118)	(12,188,619)	(11,113,785)	(3,325,682)	(3,558,583)
Net increase (decrease)	(6,215,650)	11,565,394	(4,678,681)	15,566,579	(1,185,342)	283,115
7. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Effective, February 12, 2025, the line of credit was renewed.
The Funds had no amounts outstanding as of December 31, 2024, or at any time during the year.
8. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
9. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP American Allocation Funds-16

Report of Independent Registered Public Accounting Firm
To the Shareholders of LVIP American Balanced Allocation Fund, LVIP American Growth Allocation Fund and LVIP American Income Allocation Fund and the Board of Trustees of Lincoln Variable Insurance Products Trust
Opinion on the Financial Statements
We have audited the accompanying statements of net assets of LVIP American Balanced Allocation Fund, LVIP American Growth Allocation Fund and LVIP American Income Allocation Fund (collectively referred to as the “Funds”) (three of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2024, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (three of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP American Allocation Funds–17

LVIP American Century Balanced Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP American Century Balanced Fund

LVIP American Century Balanced Fund
Statement of Net Assets
December 31, 2024

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.14%
•Fannie Mae Connecticut Avenue Securities Series 2017-C03 1M2C 7.68% (SOFR30A + 3.11%) 10/25/29	40,000	$41,016
*Fannie Mae REMICs Series 2023-39 AI 2.00% 7/25/52	3,186,643	411,217
•Freddie Mac STACR REMIC Trust Series 2023-HQA2 M1A 6.57% (SOFR30A + 2.00%) 6/25/43	85,163	85,654
Total Agency Collateralized Mortgage Obligations (Cost $525,473)		537,887
AGENCY MORTGAGE-BACKED SECURITIES–13.20%
•Fannie Mae ARM 3.17% (RFUCCT1Y + 1.61%) 3/1/47	16,887	16,297
Fannie Mae S.F. 15 yr 2.00% 5/1/36	261,368	233,845
Fannie Mae S.F. 30 yr
2.00% 3/1/51	129,874	101,712
2.00% 3/1/52	990,546	781,555
2.50% 6/1/50	555,123	458,187
2.50% 10/1/50	752,281	617,446
2.50% 12/1/50	201,022	164,017
2.50% 2/1/51	886,954	731,520
2.50% 12/1/51	618,741	512,461
2.50% 2/1/52	209,121	172,238
2.50% 3/1/52	442,862	365,703
3.00% 2/1/50	101,762	87,699
3.00% 6/1/51	45,428	39,530
3.00% 2/1/52	1,289,445	1,102,857
3.00% 3/1/52	511,201	440,243
3.00% 4/1/52	187,086	160,007
3.00% 5/1/52	367,847	318,056
3.00% 6/1/52	162,897	140,864
3.50% 5/1/42	112,907	102,877
3.50% 6/1/42	27,854	25,379
3.50% 4/1/52	242,064	214,380
3.50% 5/1/52	2,175,528	1,937,967
3.50% 6/1/52	566,181	509,567
4.00% 4/1/52	870,623	800,966
4.00% 5/1/52	1,084,546	993,992
4.50% 9/1/41	10,149	9,829
4.50% 7/1/52	484,269	456,418
4.50% 9/1/52	292,958	279,457
5.00% 8/1/52	1,194,394	1,156,638
5.00% 9/1/52	334,568	325,698
5.00% 10/1/52	1,082,667	1,048,943
5.00% 1/1/53	900,205	872,278
5.50% 10/1/52	540,210	534,151
5.50% 1/1/53	2,955,683	2,924,653
5.50% 3/1/54	1,274,449	1,259,260
6.00% 9/1/53	1,456,844	1,469,801
6.00% 5/1/54	704,566	709,272
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
6.50% 1/1/53	850,665	$871,971
Fannie Mae S.F. 30 yr TBA
4.00% 1/1/55	1,488,000	1,360,595
4.50% 1/1/55	3,051,000	2,869,381
Freddie Mac S.F. 15 yr 2.00% 6/1/36	625,506	556,652
Freddie Mac S.F. 30 yr
2.00% 8/1/51	563,626	442,419
2.50% 5/1/51	652,834	538,076
2.50% 8/1/51	853,376	701,848
2.50% 10/1/51	276,130	228,394
3.00% 1/1/50	554,882	472,545
3.00% 7/1/51	313,714	269,284
3.00% 12/1/51	471,609	402,565
3.00% 2/1/52	298,322	255,526
3.00% 6/1/52	222,688	190,907
3.50% 2/1/49	826,973	742,113
3.50% 5/1/50	104,595	93,744
3.50% 5/1/51	447,191	401,332
3.50% 5/1/52	392,426	350,666
4.00% 5/1/52	920,975	846,470
4.00% 6/1/52	1,180,193	1,088,973
4.50% 8/1/52	135,352	128,767
4.50% 10/1/52	1,787,713	1,685,462
5.00% 7/1/52	221,215	215,297
5.50% 11/1/52	142,874	141,434
5.50% 12/1/52	168,860	167,864
6.00% 11/1/52	1,046,862	1,060,975
6.00% 1/1/53	593,055	595,980
6.00% 3/1/53	1,786,036	1,794,846
6.50% 11/1/53	597,467	611,658
GNMA I S.F. 30 yr
4.50% 1/15/40	9,319	9,031
4.50% 6/15/41	16,088	15,544
6.50% 5/15/28	475	482
7.00% 5/15/31	4,505	4,646
7.50% 8/15/26	496	499
GNMA II S.F. 30 yr
2.00% 10/20/50	1,522,983	1,219,214
2.50% 11/20/50	619,994	508,934
2.50% 2/20/51	584,319	488,329
3.00% 5/20/50	185,941	162,004
3.00% 7/20/50	492,095	427,023
3.00% 7/20/51	466,265	404,916
3.50% 6/20/51	457,938	411,909
4.00% 9/20/52	1,327,373	1,224,146
4.50% 9/20/52	1,258,320	1,191,898
4.50% 10/20/52	1,033,162	978,467
5.50% 4/20/53	689,618	686,029
7.00% 4/20/26	516	528
GNMA II S.F. 30 yr TBA
2.50% 1/20/55	1,032,000	861,720
LVIP American Century Balanced Fund-1

LVIP American Century Balanced Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr TBA (continued)
5.00% 1/20/55	584,000	$566,503
Total Agency Mortgage-Backed Securities (Cost $52,259,190)		50,323,329
AGENCY OBLIGATIONS–0.52%
Federal Home Loan Mortgage Corp. 6.25% 7/15/32	700,000	775,795
Federal National Mortgage Association
0.75% 10/8/27	600,000	544,528
0.88% 8/5/30	800,000	660,567
Total Agency Obligations (Cost $2,072,763)		1,980,890
ΔCORPORATE BONDS–9.45%
Australia–0.14%
μWestpac Banking Corp.
2.89% 2/4/30	290,000	289,373
5.62% 11/20/35	235,000	230,856
		520,229
Belgium–0.07%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.70% 2/1/36	300,000	284,555
		284,555
Canada–0.27%
Antares Holdings LP 6.35% 10/23/29	250,000	248,023
μBank of Nova Scotia 4.90% 6/4/25	225,000	222,659
•Enbridge, Inc. 6.00% (TSFR03M + 4.15%) 1/15/77	210,000	207,984
Open Text Corp. 6.90% 12/1/27	336,000	347,198
		1,025,864
Denmark–0.16%
μDanske Bank AS
5.71% 3/1/30	200,000	202,754
7.00% 6/26/25	400,000	401,468
		604,222
Finland–0.06%
μNordea Bank Abp 6.63% 3/26/26	220,000	220,665
		220,665
France–0.50%
μBNP Paribas SA
5.34% 6/12/29	50,000	50,189
5.50% 5/20/30	215,000	215,271
μBPCE SA 7.00% 10/19/34	250,000	266,397
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
France (continued)
μCredit Agricole SA 8.13% 12/23/25	500,000	$510,075
Engie SA 5.88% 4/10/54	205,000	200,772
μSociete Generale SA
5.38% 11/18/30	200,000	169,910
8.00% 9/29/25	480,000	485,269
		1,897,883
Germany–0.11%
μDeutsche Bank AG 7.50% 4/30/25	400,000	399,084
		399,084
Ireland–0.08%
Avolon Holdings Funding Ltd. 6.38% 5/4/28	100,000	102,784
Icon Investments Six DAC 6.00% 5/8/34	200,000	201,924
		304,708
Italy–0.16%
Eni SpA 5.95% 5/15/54	200,000	192,015
μIntesa Sanpaolo SpA
7.70% 9/17/25	200,000	200,004
8.25% 11/21/33	200,000	224,338
		616,357
Luxembourg–0.05%
Greensaif Pipelines Bidco SARL 5.85% 2/23/36	204,000	201,359
		201,359
Netherlands–0.16%
μING Groep NV 6.50% 4/16/25	220,000	219,997
JDE Peet's NV 2.25% 9/24/31	197,000	159,665
Siemens Financieringsmaatschappij NV 1.20% 3/11/26	250,000	240,559
		620,221
Norway–0.10%
μDNB Bank ASA 4.85% 11/5/30	400,000	395,444
		395,444
Singapore–0.05%
Pfizer Investment Enterprises Pte. Ltd. 4.45% 5/19/26	200,000	199,699
		199,699
Spain–0.10%
μBanco Bilbao Vizcaya Argentaria SA 6.50% 3/5/25	400,000	398,421
		398,421
LVIP American Century Balanced Fund-2

LVIP American Century Balanced Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Sweden–0.07%
Skandinaviska Enskilda Banken AB
1.20% 9/9/26	50,000	$47,267
μ6.88% 6/30/27	200,000	201,275
		248,542
Switzerland–0.05%
•UBS Group AG 6.88% (USSW5 + 4.59%) 8/7/25	200,000	200,296
		200,296
United Kingdom–0.42%
μBarclays PLC 6.13% 12/15/25	510,000	508,800
μLloyds Banking Group PLC 7.50% 9/27/25	200,000	201,573
μMacquarie Bank Ltd. 6.13% 3/8/27	200,000	201,631
Nationwide Building Society 5.13% 7/29/29	290,000	290,262
μNatWest Group PLC 6.00% 12/29/25	200,000	198,920
μStandard Chartered PLC 6.00% 7/26/25	200,000	199,881
		1,601,067
United States–6.90%
AbbVie, Inc.
2.95% 11/21/26	130,000	126,290
5.35% 3/15/44	111,000	108,203
5.40% 3/15/54	64,000	61,604
Accenture Capital, Inc. 4.50% 10/4/34	111,000	105,485
AGCO Corp. 5.80% 3/21/34	121,000	121,616
Aircastle Ltd. 6.50% 7/18/28	200,000	206,707
American Honda Finance Corp. 4.95% 1/9/26	200,000	200,352
Amgen, Inc. 5.65% 3/2/53	185,000	178,112
AppLovin Corp.
5.38% 12/1/31	135,000	135,035
5.95% 12/1/54	108,000	106,375
Arizona Public Service Co. 5.70% 8/15/34	123,000	124,366
Ashtead Capital, Inc. 5.95% 10/15/33	200,000	202,264
AT&T, Inc.
3.50% 9/15/53	135,000	90,901
4.65% 6/1/44	50,000	42,448
5.45% 3/1/47	130,000	122,794
6.38% 3/1/41	25,000	26,187
Athene Global Funding 5.53% 7/11/31	120,000	120,276
Atlas Warehouse Lending Co. LP 6.25% 1/15/30	250,000	248,496
AutoZone, Inc. 6.55% 11/1/33	84,000	90,385
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
μBank of America Corp.
5.29% 4/25/34	470,000	$466,051
5.47% 1/23/35	220,000	220,241
5.52% 10/25/35	200,000	195,544
Beacon Funding Trust 6.27% 8/15/54	193,000	190,600
Black Hills Corp. 6.00% 1/15/35	83,000	85,587
Blackstone Private Credit Fund
5.95% 7/16/29	35,000	35,231
7.30% 11/27/28	45,000	47,327
Blue Owl Capital Corp.
2.88% 6/11/28	105,000	95,490
5.95% 3/15/29	195,000	195,775
Blue Owl Credit Income Corp. 6.60% 9/15/29	220,000	224,394
Boeing Co. 6.53% 5/1/34	195,000	204,284
BP Capital Markets America, Inc. 3.06% 6/17/41	100,000	72,137
Bristol-Myers Squibb Co.
5.50% 2/22/44	63,000	62,436
5.55% 2/22/54	165,000	160,063
Burlington Northern Santa Fe LLC
5.20% 4/15/54	66,000	62,112
5.50% 3/15/55	195,000	191,554
Cardinal Health, Inc. 5.35% 11/15/34	245,000	239,743
Carnival Corp. 4.00% 8/1/28	235,000	222,730
Cencora, Inc. 5.15% 2/15/35	176,000	171,576
μCharles Schwab Corp.
6.14% 8/24/34	70,000	73,495
6.20% 11/17/29	85,000	88,602
Cheniere Energy, Inc. 4.63% 10/15/28	160,000	156,529
μCitigroup, Inc.
4.41% 3/31/31	65,000	62,476
5.83% 2/13/35	170,000	169,168
6.27% 11/17/33	145,000	152,047
Columbia Pipelines Operating Co. LLC 6.04% 11/15/33	150,000	153,870
Comcast Corp. 2.94% 11/1/56	275,000	160,170
Commonwealth Edison Co.
2.55% 6/15/26	135,000	131,124
5.30% 2/1/53	56,000	52,755
Corebridge Financial, Inc. 5.75% 1/15/34	70,000	71,304
Cousins Properties LP 5.38% 2/15/32	175,000	171,871
Crown Castle, Inc. 5.20% 9/1/34	187,000	182,151
CVS Health Corp.
5.63% 2/21/53	50,000	44,347
6.00% 6/1/44	170,000	160,762
LVIP American Century Balanced Fund-3

LVIP American Century Balanced Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
CVS Health Corp. (continued)
μ6.75% 12/10/54	25,000	$24,513
μ7.00% 3/10/55	98,000	98,329
Diamondback Energy, Inc. 6.25% 3/15/33	130,000	135,137
Discover Bank 3.45% 7/27/26	135,000	131,969
Dominion Energy, Inc. 4.90% 8/1/41	110,000	98,446
Dow Chemical Co. 4.38% 11/15/42	50,000	41,016
DR Horton, Inc. 5.00% 10/15/34	237,000	228,796
Duke Energy Corp.
5.00% 8/15/52	80,000	69,815
5.80% 6/15/54	160,000	155,855
Duke Energy Progress LLC
4.15% 12/1/44	175,000	142,395
5.35% 3/15/53	50,000	47,347
Duke University 3.30% 10/1/46	110,000	79,849
Duke University Health System, Inc. 3.92% 6/1/47	30,000	23,710
Eastern Energy Gas Holdings LLC 5.65% 10/15/54	63,000	59,419
Eli Lilly & Co. 5.00% 2/9/54	89,000	81,792
Encore Capital Group, Inc. 8.50% 5/15/30	220,000	231,416
Energy Transfer LP
6.13% 12/15/45	140,000	138,179
6.55% 12/1/33	240,000	255,486
EnLink Midstream LLC 5.65% 9/1/34	35,000	34,883
EPR Properties
3.75% 8/15/29	45,000	41,690
4.95% 4/15/28	215,000	211,329
Essential Properties LP 2.95% 7/15/31	68,000	57,890
Expand Energy Corp. 6.75% 4/15/29	360,000	363,726
μFifth Third Bancorp 4.50% 9/30/25	215,000	212,040
Florida Power & Light Co. 4.13% 2/1/42	254,000	211,765
Ford Motor Credit Co. LLC
5.85% 5/17/27	200,000	202,145
6.05% 11/5/31	200,000	198,360
7.20% 6/10/30	200,000	210,552
Foundry JV Holdco LLC 5.90% 1/25/30	130,000	131,823
GE Capital Funding LLC 4.55% 5/15/32	200,000	192,460
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
General Motors Financial Co., Inc.
5.60% 6/18/31	120,000	$120,600
5.95% 4/4/34	78,000	78,407
Glencore Funding LLC
5.63% 4/4/34	60,000	59,733
5.89% 4/4/54	35,000	33,955
GLP Capital LP/GLP Financing II, Inc. 5.38% 4/15/26	80,000	80,001
μGoldman Sachs Group, Inc.
4.69% 10/23/30	154,000	150,771
5.56% 11/19/45	126,000	121,685
5.85% 4/25/35	111,000	113,098
6.48% 10/24/29	295,000	309,094
Golub Capital BDC, Inc. 7.05% 12/5/28	119,000	123,428
GXO Logistics, Inc.
6.25% 5/6/29	180,000	184,319
6.50% 5/6/34	90,000	92,244
HCA, Inc. 5.45% 4/1/31	79,000	78,841
Hewlett Packard Enterprise Co.
4.55% 10/15/29	178,000	173,513
4.85% 10/15/31	118,000	115,083
5.60% 10/15/54	120,000	112,956
Home Depot, Inc. 5.30% 6/25/54	104,000	99,625
Humana, Inc. 5.75% 4/15/54	85,000	78,776
Hyundai Capital America 6.50% 1/16/29	50,000	52,190
Ingersoll Rand, Inc. 5.70% 8/14/33	80,000	81,861
Intel Corp.
3.90% 3/25/30	230,000	215,486
5.15% 2/21/34	115,000	110,331
IQVIA, Inc. 6.25% 2/1/29	179,000	185,075
μJPMorgan Chase & Co.
4.95% 10/22/35	145,000	139,711
5.29% 7/22/35	93,000	92,002
5.30% 7/24/29	110,000	111,106
5.34% 1/23/35	86,000	85,454
5.77% 4/22/35	287,000	293,575
6.09% 10/23/29	329,000	341,253
Kaiser Foundation Hospitals 3.00% 6/1/51	105,000	68,210
Keysight Technologies, Inc. 4.95% 10/15/34	103,000	99,072
Kilroy Realty LP 2.65% 11/15/33	190,000	145,274
Kraft Heinz Foods Co. 5.00% 6/4/42	120,000	107,782
Kyndryl Holdings, Inc.
3.15% 10/15/31	240,000	208,111
4.10% 10/15/41	83,000	65,740
LVIP American Century Balanced Fund-4

LVIP American Century Balanced Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
L3Harris Technologies, Inc. 4.85% 4/27/35	120,000	$114,118
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.75% 6/15/29	305,000	287,592
Lowe's Cos., Inc. 5.63% 4/15/53	130,000	124,928
LXP Industrial Trust 6.75% 11/15/28	70,000	73,297
Mars, Inc. 3.88% 4/1/39	45,000	37,683
Marsh & McLennan Cos., Inc. 4.85% 11/15/31	280,000	276,500
Martin Marietta Materials, Inc. 5.15% 12/1/34	249,000	244,498
Mattel, Inc. 3.75% 4/1/29	24,000	22,596
Medline Borrower LP/Medline Co-Issuer, Inc. 6.25% 4/1/29	177,000	178,866
Meta Platforms, Inc. 5.40% 8/15/54	115,000	111,362
MetLife, Inc. 6.40% 12/15/66	80,000	81,545
MidAmerican Energy Co. 5.85% 9/15/54	316,000	321,153
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50% 6/20/27	240,000	241,513
μMorgan Stanley
5.16% 4/20/29	112,000	112,315
5.52% 11/19/55	65,000	62,642
5.83% 4/19/35	63,000	64,200
6.63% 11/1/34	325,000	349,241
Newmont Corp./Newcrest Finance Pty. Ltd. 5.35% 3/15/34	156,000	155,211
Nordson Corp. 4.50% 12/15/29	200,000	195,090
Northern Natural Gas Co. 5.63% 2/1/54	65,000	62,259
Northern States Power Co. 5.10% 5/15/53	110,000	101,761
μNorthern Trust Corp. 3.38% 5/8/32	303,000	290,709
Northrop Grumman Corp.
4.90% 6/1/34	86,000	83,873
5.15% 5/1/40	78,000	74,625
Novant Health, Inc. 3.17% 11/1/51	85,000	56,146
Occidental Petroleum Corp.
5.38% 1/1/32	180,000	176,247
6.45% 9/15/36	60,000	61,424
OneMain Finance Corp.
7.13% 3/15/26	86,000	87,545
7.50% 5/15/31	73,000	74,922
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Oracle Corp.
3.60% 4/1/40	185,000	$144,643
5.38% 9/27/54	115,000	105,998
5.50% 9/27/64	95,000	86,916
Pacific Gas & Electric Co. 4.20% 6/1/41	55,000	44,833
PECO Energy Co. 4.38% 8/15/52	130,000	107,393
Pepperdine University 3.30% 12/1/59	105,000	64,802
μPNC Bank NA 4.78% 1/15/27	250,000	250,111
Royal Caribbean Cruises Ltd. 6.00% 2/1/33	107,000	106,746
RTX Corp. 6.40% 3/15/54	100,000	108,757
Sempra
3.25% 6/15/27	30,000	28,884
μ4.88% 10/15/25	170,000	167,788
Shell Finance U.S., Inc. 4.38% 5/11/45	70,000	58,527
SM Energy Co. 6.75% 9/15/26	108,000	107,896
Sprint Capital Corp.
6.88% 11/15/28	115,000	122,071
8.75% 3/15/32	235,000	280,567
μState Street Corp.
4.68% 10/22/32	188,000	182,515
5.75% 11/4/26	110,000	110,874
System Energy Resources, Inc. 5.30% 12/15/34	145,000	142,046
Tapestry, Inc. 5.50% 3/11/35	180,000	175,079
Tenet Healthcare Corp.
5.13% 11/1/27	112,000	109,690
6.25% 2/1/27	135,000	134,890
Time Warner Cable LLC 6.55% 5/1/37	225,000	217,547
Toyota Motor Credit Corp. 5.55% 11/20/30	170,000	175,208
μU.S. Bancorp 5.73% 10/21/26	110,000	110,740
U.S. Cellular Corp. 6.70% 12/15/33	196,000	206,600
Union Electric Co. 5.45% 3/15/53	90,000	86,178
Union Pacific Corp. 3.55% 8/15/39	190,000	154,202
United Parcel Service, Inc. 5.50% 5/22/54	80,000	77,959
United Rentals North America, Inc. 6.00% 12/15/29	65,000	65,577
UnitedHealth Group, Inc.
5.05% 4/15/53	215,000	193,607
5.50% 7/15/44	174,000	168,775
Universal Health Services, Inc. 5.05% 10/15/34	186,000	173,547
Verizon Communications, Inc. 2.99% 10/30/56	220,000	130,466
LVIP American Century Balanced Fund-5

LVIP American Century Balanced Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
VICI Properties LP
5.75% 4/1/34	125,000	$126,134
6.13% 4/1/54	47,000	46,698
Vistra Operations Co. LLC 6.00% 4/15/34	61,000	61,814
Vulcan Materials Co.
5.35% 12/1/34	81,000	80,756
5.70% 12/1/54	66,000	64,068
Warnermedia Holdings, Inc.
3.76% 3/15/27	85,000	81,892
4.28% 3/15/32	130,000	114,557
Waste Connections, Inc. 3.20% 6/1/32	132,000	115,530
WEC Energy Group, Inc. 5.60% 9/12/26	61,000	61,787
Wells Fargo & Co.
3.55% 9/29/25	295,000	292,622
μ5.01% 4/4/51	130,000	115,394
μ5.39% 4/24/34	190,000	187,886
μ5.56% 7/25/34	85,000	84,887
μ6.30% 10/23/29	210,000	218,543
Westinghouse Air Brake Technologies Corp. 5.61% 3/11/34	79,000	80,013
		26,289,810
Total Corporate Bonds (Cost $36,590,895)		36,028,426
MUNICIPAL BONDS–0.28%
California State University Series B 2.98% 11/1/51	200,000	133,863
City of Houston 3.96% 3/1/47	25,000	21,037
City of Los Angeles Department of Airports Series C 6.58% 5/15/39	25,000	26,423
Foothill-Eastern Transportation Corridor Agency Series A 4.09% 1/15/49	85,000	67,607
Golden State Tobacco Securitization Corp. Series B 2.75% 6/1/34	225,000	189,360
Michigan Strategic Fund Series A 3.23% 9/1/47	200,000	148,589
Missouri Highway & Transportation Commission 5.45% 5/1/33	20,000	19,872
New Jersey Turnpike Authority Series A 7.10% 1/1/41	85,000	94,926
Ohio Turnpike & Infrastructure Commission Series A 3.22% 2/15/48	100,000	72,657
Port Authority of New York & New Jersey 4.93% 10/1/51	40,000	37,092
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Regents of the University of California Medical Center Pooled Revenue Series N 3.26% 5/15/60	100,000	$64,485
State of California
4.60% 4/1/38	120,000	111,679
7.60% 11/1/40	20,000	23,817
Texas Natural Gas Securitization Finance Corp. 5.17% 4/1/41	20,000	19,696
University of California Series BJ 3.07% 5/15/51	70,000	46,214
Total Municipal Bonds (Cost $1,375,841)		1,077,317
NON-AGENCY ASSET-BACKED SECURITIES–2.77%
•ACREC LLC Series 2023-FL2 A 6.63% (TSFR01M + 2.23%) 2/19/38	182,886	183,394
Blackbird Capital II Aircraft Lease Ltd. Series 2021-1A A 2.44% 7/15/46	209,164	190,890
φBRAVO Residential Funding Trust Series 2024-CES1 A1A 6.38% 4/25/54	227,749	230,067
•Buttermilk Park CLO Ltd. Series 2018-1A A1R 5.74% (TSFR03M + 1.08%) 10/15/31	300,643	300,987
•Canyon Capital CLO Ltd. Series 2017-1A BR 6.52% (TSFR03M + 1.86%) 7/15/30	125,000	125,244
•Carlyle Global Market Strategies CLO Ltd. Series 2013-1A BRR 6.98% (TSFR03M + 2.46%) 8/14/30	225,000	225,289
Castlelake Aircraft Structured Trust Series 2017-1R A 2.74% 8/15/41	69,111	65,307
DI Issuer LLC Series 2021-1A A2 3.72% 9/15/51	598,265	560,858
•Dryden 40 Senior Loan Fund Series 2015-40A AR2 5.67% (TSFR03M + 1.15%) 8/15/31	306,533	307,066
•Elmwood CLO 24 Ltd. Series 2023-3A BR 6.05% (TSFR03M + 1.60%) 1/17/38	650,000	653,633
‡•Elmwood CLO 37 Ltd.
Series 2024-13A Class B 0.00% (TSFR03M + 1.50%) 1/17/38	325,000	325,000
Series 2024-13A Class C 0.00% (1.70% minus TSFR01M) 1/17/38	325,000	325,000
•Elmwood CLO IV Ltd. Series 2020-1A AR 6.09% (TSFR03M + 1.46%) 4/18/37	450,000	452,466
LVIP American Century Balanced Fund-6

LVIP American Century Balanced Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Enterprise Fleet Financing LLC Series 2024-1 A2 5.23% 3/20/30	252,568	$254,378
•GoldenTree Loan Management U.S. CLO 23 Ltd. Series 2024-23A C 6.08% (TSFR03M + 1.75%) 1/20/39	325,000	325,059
Goodgreen Trust
•Series 2018-1A A 3.93% 10/15/53	59,685	53,756
Series 2020-1A A 2.63% 4/15/55	148,838	120,948
Hotwire Funding LLC Series 2024-1A A2 5.89% 6/20/54	250,000	252,514
•KKR CLO 18 Ltd. Series 18 BR 6.49% (TSFR03M + 1.86%) 7/18/30	200,000	200,412
•KKR CLO 22 Ltd. Series 22A A 6.03% (TSFR03M + 1.41%) 7/20/31	117,902	118,088
‡•Madison Park Funding LXVIII Ltd. Series 2024-68A Class C 0.00% (1.80% minus TSFR01M) 1/20/38	332,000	332,061
•Madison Park Funding XXIV Ltd. Series 2016-24A AR2 5.74% (TSFR03M + 1.12%) 10/20/29	224,864	225,091
•Magnetite XLI Ltd. Series 2024-41A C 6.09% (TSFR03M + 1.78%) 1/25/38	250,000	250,045
MAPS Trust Series 2021-1A A 2.52% 6/15/46	147,572	136,128
•Mountain View CLO LLC Series 2017-2A B 6.61% (TSFR03M + 1.96%) 1/16/31	175,000	175,126
•Oaktree CLO Ltd. Series 2024-28A C 6.23% (TSFR03M + 1.90%) 1/15/38	450,000	450,081
•Octagon Investment Partners XV Ltd. Series 2013-1A BRR 6.38% (TSFR03M + 1.76%) 7/19/30	275,000	275,120
•Palmer Square Loan Funding Ltd. Series 2024-3A A1 5.60% (TSFR03M + 1.08%) 8/8/32	418,196	418,585
PK Alift Loan Funding 3 LP Series 2024-1 A1 5.84% 9/15/39	274,088	275,511
RCKT Mortgage Trust
•Series 2024-CES1 A1A 6.03% 2/25/44	289,347	290,514
φSeries 2024-CES6 A1A 5.34% 9/25/44	119,393	118,781
SCF Equipment Leasing LLC
Series 2024-1A B 5.56% 4/20/32	125,000	126,828
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
SCF Equipment Leasing LLC (continued)
Series 2024-1A C 5.82% 9/20/32	100,000	$101,288
•Shackleton CLO Ltd. Series 2017-11A BR1 6.44% (TSFR03M + 1.91%) 8/15/30	350,000	350,642
Sierra Timeshare Receivables Funding LLC Series 2021-1A C 1.79% 11/20/37	29,216	28,293
•Sixth Street CLO VIII Ltd. Series 2017-8A A2R2 6.09% (TSFR03M + 1.65%) 10/20/34	525,000	525,100
Subway Funding LLC Series 2024-1A A2I 6.03% 7/30/54	487,000	492,930
Switch ABS Issuer LLC Series 2024-2A A2 5.44% 6/25/54	225,000	224,435
•THL Credit Wind River CLO Ltd. Series 2013-2A BR2 6.46% (TSFR03M + 1.83%) 10/18/30	200,000	200,187
•Towd Point Mortgage Trust Series 2024-CES3 A1 6.29% 5/25/64	286,372	288,885
Total Non-Agency Asset-Backed Securities (Cost $10,620,305)		10,555,987
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–3.27%
ABN AMRO Mortgage Corp. Series 2003-4 A4 5.50% 3/25/33	448	439
Bank5 Series 2024-5YR7 A3 5.77% 6/15/57	518,000	529,028
BRAVO Residential Funding Trust
φ•Series 2024-NQM2 A1 6.29% 2/25/64	430,872	434,672
•Series 2024-RPL1 A1 3.25% 10/25/63	405,736	363,842
•Chase Home Lending Mortgage Trust
Series 2024-10 A4 6.00% 10/25/55	460,276	463,132
Series 2024-2 A4A 6.00% 2/25/55	160,698	161,606
Series 2024-6 A4 6.00% 5/25/55	295,750	297,401
Series 2024-8 A6A 5.50% 8/25/55	364,419	362,969
Series 2024-9 A4 5.50% 9/25/55	532,224	529,638
Series 2024-9 A6 5.50% 9/25/55	236,170	235,223
CHL Mortgage Pass-Through Trust Series 2005-17 1A11 5.50% 9/25/35	202	199
LVIP American Century Balanced Fund-7

LVIP American Century Balanced Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Citigroup Mortgage Loan Trust Series 2024-CMI1 A11 5.50% 6/25/54	709,578	$705,427
•CSMC Trust Series 2021-NQM6 A1 1.17% 7/25/66	79,746	66,539
•GCAT Trust
Series 2021-CM2 A1 2.35% 8/25/66	263,811	239,890
Series 2021-NQM1 A3 1.15% 1/25/66	63,777	54,133
Series 2024-INV2 A6 6.00% 6/25/54	220,109	220,822
Series 2024-INV3 A6 5.50% 9/25/54	270,590	268,959
•JP Morgan Mortgage Trust
Series 2020-3 A15 3.50% 8/25/50	52,286	45,331
Series 2024-10 A4 5.50% 3/25/55	458,931	456,643
Series 2024-10 A6 5.50% 3/25/55	359,143	357,654
Series 2024-11 A4 6.00% 4/25/55	656,715	660,825
Series 2024-11 A6 6.00% 4/25/55	289,842	291,087
Series 2024-5 A6 6.00% 11/25/54	399,246	400,640
Series 2024-INV1 A4 6.00% 4/25/55	387,535	389,879
MFA Trust
•Series 2021-INV2 A3 2.26% 11/25/56	192,164	168,626
φ•Series 2024-NQM1 A1 6.58% 3/25/69	300,352	303,846
OBX Trust
•Series 2024-HYB1 A1 3.63% 3/25/53	85,015	82,410
•Series 2024-HYB2 A1 3.64% 4/25/53	147,989	143,565
φ•Series 2024-NQM7 A1 6.24% 3/25/64	149,624	151,012
•Provident Funding Mortgage Trust Series 2024-1 A3 5.50% 12/25/54	588,592	584,856
•Rate Mortgage Trust
Series 2024-J1 A7 6.00% 7/25/54	279,232	279,840
Series 2024-J3 A8 5.50% 10/25/54	160,300	159,488
RCKT Mortgage Trust
•Series 2024-CES2 A1A 6.14% 4/25/44	189,656	190,712
•Series 2024-CES3 A1A 6.59% 5/25/44	395,995	400,929
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
RCKT Mortgage Trust (continued)
φSeries 2024-CES4 A1A 6.15% 6/25/44	394,246	$397,266
•Saluda Grade Alternative Mortgage Trust Series 2024-CES1 A1 6.31% 3/25/54	363,769	366,268
•Sequoia Mortgage Trust
Series 2024-10 A11 5.50% 11/25/54	210,254	209,192
Series 2024-10 A5 5.50% 11/25/54	260,582	258,966
Series 2024-6 A11 6.00% 7/27/54	419,566	420,391
Series 2024-8 A5 5.50% 9/25/54	226,451	225,103
•SoFi Mortgage Trust Series 2016-1A 1A4 3.00% 11/25/46	5,322	4,686
•Towd Point Mortgage Trust Series 2024-1 A1 4.71% 3/25/64	454,587	456,712
•Verus Securitization Trust
Series 2021-R2 A2 1.12% 2/25/64	56,218	50,967
Series 2021-R2 A3 1.23% 2/25/64	67,461	61,185
Total Non-Agency Collateralized Mortgage Obligations (Cost $12,477,730)		12,451,998
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.20%
Aligned Data Centers Issuer LLC Series 2021-1A B 2.48% 8/15/46	226,000	214,450
•Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL1 A 5.48% (TSFR01M + 1.08%) 12/15/35	57,726	57,558
ARZ Trust Series 2024-BILT A 5.77% 6/11/29	207,000	209,137
Bank5 Trust Series 2024-5YR6 A3 6.23% 5/15/57	281,000	291,755
BBCMS Mortgage Trust Series 2024-5C27 A3 6.01% 7/15/57	138,000	142,534
•BX Commercial Mortgage Trust Series 2020-VIV2 C 3.54% 3/9/44	179,280	157,968
BX Trust
•Series 2018-GW A 5.50% (TSFR01M + 1.10%) 5/15/35	201,000	200,937
Series 2023-LIFE A 5.05% 2/15/28	438,000	424,692
LVIP American Century Balanced Fund-8

LVIP American Century Balanced Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•BXMT Ltd. Series 2020-FL2 A 5.40% (TSFR01M + 1.01%) 2/15/38	35,738	$35,023
Capital Automotive REIT Series 2024-2A A1 4.90% 5/15/54	317,416	313,114
CyrusOne Data Centers Issuer I LLC Series 2024-2A A2 4.50% 5/20/49	300,000	285,921
•DBSG Mortgage Trust Series 2024-ALTA A 5.95% 6/10/37	229,000	231,537
Flexential Issuer Series 2021-1A A2 3.25% 11/27/51	414,000	389,847
FS Commercial Mortgage Trust Series 2023-4SZN A 7.07% 11/10/39	310,000	321,359
•MF1 Ltd. Series 2021-FL7 AS 5.94% (TSFR01M + 1.56%) 10/16/36	350,000	345,633
MIRA Trust Series 2023-MILE A 6.75% 6/10/38	314,000	322,439
New Economy Assets - Phase 1 Sponsor LLC Series 2021-1 B1 2.41% 10/20/61	500,000	450,020
•Ready Capital Mortgage Financing LLC Series 2023-FL12 A 6.67% (TSFR01M + 2.34%) 5/25/38	67,705	67,810
•Shelter Growth CRE Issuer Ltd. Series 2023-FL5 A 7.12% (TSFR01M + 2.75%) 5/19/38	126,821	126,937
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $4,656,213)		4,588,671
ΔSOVEREIGN BOND–0.02%
Chile–0.02%
Chile Government International Bonds 5.33% 1/5/54	70,000	64,681
Total Sovereign Bond (Cost $67,664)		64,681
U.S. TREASURY OBLIGATIONS–5.91%
U.S. Treasury Bonds
1.25% 5/15/50	600,000	284,451
1.88% 2/15/41	400,000	267,964
2.38% 2/15/42	700,000	498,301
2.50% 2/15/45	1,900,000	1,318,264
3.00% 5/15/42	200,000	156,963
3.00% 5/15/45	600,000	453,342
3.00% 11/15/45	500,000	375,982
3.25% 5/15/42	800,000	650,712
3.38% 8/15/42	400,000	330,181
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
3.50% 2/15/39	500,000	$438,256
4.00% 11/15/42	200,000	179,955
4.13% 8/15/44	100,000	90,497
4.13% 8/15/53	100,000	89,064
4.38% 8/15/43	400,000	376,369
4.63% 2/15/40	300,000	295,335
4.63% 5/15/54	100,000	97,160
4.75% 11/15/43	2,200,000	2,172,227
4.75% 11/15/53	200,000	197,859
U.S. Treasury Notes
0.63% 5/15/30	1,500,000	1,230,804
3.88% 12/31/27	2,800,000	2,767,862
3.88% 12/31/29	500,000	488,479
4.00% 12/15/27	1,500,000	1,488,464
4.00% 2/28/30	1,500,000	1,472,231
4.13% 11/15/27	1,100,000	1,095,146
4.13% 7/31/28	1,200,000	1,191,718
4.13% 10/31/31	1,000,000	978,811
4.13% 11/30/31	500,000	489,570
4.63% 4/30/31	200,000	201,690
∞4.88% 10/31/30	2,800,000	2,861,784
Total U.S. Treasury Obligations (Cost $23,109,629)		22,539,441

	Number of Shares
COMMON STOCK–62.31%
AbbVie, Inc.	12,510	2,223,027
Accenture PLC Class A	5,249	1,846,546
†Adobe, Inc.	1,203	534,950
Agilent Technologies, Inc.	6,977	937,290
†Airbnb, Inc. Class A	3,559	467,688
Alphabet, Inc. Class A	54,472	10,311,550
†Amazon.com, Inc.	42,401	9,302,355
American Express Co.	6,013	1,784,598
Ameriprise Financial, Inc.	3,151	1,677,687
Amgen, Inc.	2,945	767,585
Analog Devices, Inc.	10,471	2,224,669
Apple, Inc.	68,711	17,206,609
Applied Materials, Inc.	4,097	666,295
†Arista Networks, Inc.	11,954	1,321,276
†ARM Holdings PLC ADR	1,837	226,612
ASML Holding NV	1,586	1,115,007
Ball Corp.	17,167	946,417
Bank of America Corp.	54,313	2,387,056
Blackrock, Inc.	1,856	1,902,604
†Block, Inc.	10,723	911,348
Bristol-Myers Squibb Co.	10,145	573,801
Broadcom, Inc.	27,047	6,270,576
†Cadence Design Systems, Inc.	8,619	2,589,665
†CarMax, Inc.	8,749	715,318
CDW Corp.	5,970	1,039,019
Cheniere Energy, Inc.	5,879	1,263,221
LVIP American Century Balanced Fund-9

LVIP American Century Balanced Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
†Chipotle Mexican Grill, Inc.	27,435	$1,654,330
Cigna Group	6,179	1,706,269
Colgate-Palmolive Co.	9,701	881,918
ConocoPhillips	11,586	1,148,984
Costco Wholesale Corp.	2,039	1,868,275
†Crowdstrike Holdings, Inc. Class A	2,966	1,014,847
Cummins, Inc.	5,887	2,052,208
Danaher Corp.	10,677	2,450,905
†Deckers Outdoor Corp.	4,512	916,342
Deere & Co.	2,476	1,049,081
†Dynatrace, Inc.	9,389	510,292
Eaton Corp. PLC	6,853	2,274,305
Ecolab, Inc.	6,715	1,573,459
Eli Lilly & Co.	3,175	2,451,100
EOG Resources, Inc.	9,412	1,153,723
Equinix, Inc.	2,066	1,948,011
FedEx Corp.	3,508	986,906
Ferguson Enterprises, Inc.	5,020	871,321
Hilton Worldwide Holdings, Inc.	6,244	1,543,267
Home Depot, Inc.	9,581	3,726,913
Honeywell International, Inc.	7,678	1,734,383
†IDEXX Laboratories, Inc.	2,624	1,084,867
Intercontinental Exchange, Inc.	6,325	942,488
International Business Machines Corp.	8,497	1,867,895
†Intuitive Surgical, Inc.	3,259	1,701,068
Johnson Controls International PLC	31,849	2,513,842
JPMorgan Chase & Co.	16,807	4,028,806
KKR & Co., Inc.	10,070	1,489,454
†Liberty Media Corp.-Liberty Formula One Class C	4,451	412,430
Linde PLC	5,603	2,345,808
LKQ Corp.	25,939	953,258
Lockheed Martin Corp.	1,576	765,841
Marsh & McLennan Cos., Inc.	6,001	1,274,672
Mastercard, Inc. Class A	7,788	4,100,927
Merck & Co., Inc.	17,133	1,704,391
Meta Platforms, Inc. Class A	10,369	6,071,153
MetLife, Inc.	15,634	1,280,112
Microsoft Corp.	44,342	18,690,153
Mondelez International, Inc. Class A	24,041	1,435,969
Morgan Stanley	23,540	2,959,449
Motorola Solutions, Inc.	3,998	1,847,996
NextEra Energy, Inc.	48,995	3,512,452
Novo Nordisk AS Class B	13,663	1,178,869
NVIDIA Corp.	126,985	17,052,816
Parker-Hannifin Corp.	2,458	1,563,362
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
PepsiCo, Inc.	15,949	$2,425,205
Procter & Gamble Co.	16,110	2,700,841
Progressive Corp.	7,035	1,685,656
Prologis, Inc.	27,314	2,887,090
Prudential Financial, Inc.	9,682	1,147,607
Regions Financial Corp.	85,157	2,002,893
S&P Global, Inc.	5,240	2,609,677
†Saia, Inc.	849	386,915
Salesforce, Inc.	4,433	1,482,085
Schlumberger NV	60,069	2,303,045
†ServiceNow, Inc.	815	863,998
Sysco Corp.	24,272	1,855,837
†Tesla, Inc.	12,908	5,212,767
Thermo Fisher Scientific, Inc.	3,257	1,694,389
TJX Cos., Inc.	20,465	2,472,377
Tractor Supply Co.	24,860	1,319,072
†Uber Technologies, Inc.	19,450	1,173,224
Union Pacific Corp.	8,045	1,834,582
United Parcel Service, Inc. Class B	8,292	1,045,621
United Rentals, Inc.	1,138	801,653
UnitedHealth Group, Inc.	8,031	4,062,562
Verizon Communications, Inc.	37,683	1,506,943
†Vertex Pharmaceuticals, Inc.	2,122	854,529
Visa, Inc. Class A	4,476	1,414,595
Walt Disney Co.	8,963	998,030
†Workday, Inc. Class A	6,377	1,645,457
Xylem, Inc.	11,420	1,324,948
†YETI Holdings, Inc.	16,434	632,873
Zoetis, Inc.	10,494	1,709,787
Total Common Stock (Cost $144,848,471)		237,561,944
EXCHANGE-TRADED FUNDS–0.94%
Invesco Senior Loan ETF	67,975	1,432,233
iShares Core S&P 500 ETF	2,434	1,432,847
SPDR Blackstone Senior Loan ETF	17,462	728,690
Total Exchange-Traded Funds (Cost $3,599,426)		3,593,770
MONEY MARKET FUND–1.74%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.43%)	6,627,714	6,627,714
Total Money Market Fund (Cost $6,627,714)		6,627,714

TOTAL INVESTMENTS–101.75% (Cost $298,831,314)	387,932,055
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.75%)	(6,680,905)
NET ASSETS APPLICABLE TO 45,374,058 SHARES OUTSTANDING –100.00%	$381,251,150
LVIP American Century Balanced Fund-10

LVIP American Century Balanced Fund
Statement of Net Assets (continued)
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY BALANCED FUND STANDARD CLASS ($10,890 / 1,295 Shares)	$8.407
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY BALANCED FUND STANDARD CLASS II ($221,018,560 / 26,300,827 Shares)	$8.403
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY BALANCED FUND SERVICE CLASS ($160,221,700 / 19,071,936 Shares)	$8.401
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$319,510,084
Distributable earnings/(accumulated loss)	61,741,066
TOTAL NET ASSETS	$381,251,150

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

*Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security. Refer to Note 9 in the accompanying notes for further information on these types of securities.

ΔSecurities have been classified by country of origin.
μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2024. Rate will reset at a future date.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at December 31, 2024.
‡Rate is less than 0.01%.
∞Fully or partially pledged as collateral for futures contracts.
†Non-income producing.

★Includes $52,649 expense reimbursement receivable from Lincoln Financial Investments Corporation, $15,424 variation margin due from brokers on centrally cleared swap contracts, $7,253,655 payable for securities purchased, $224,812 payable for fund shares redeemed,
$38,464 other accrued expenses payable, $291,450 due to manager and affiliates, $43,339 variation margin due to broker on futures contracts, $49,600 payable for audit fee and $37,586 payable for fund accounting fee as of December 31, 2024.

The following foreign currency exchange contracts and futures contracts were outstanding at December 31, 2024:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	EUR	(230,289)	USD	242,829	3/28/25	$3,332	$—
GSI	EUR	(230,289)	USD	242,644	3/28/25	3,147	—
JPMC	EUR	(230,289)	USD	242,539	3/28/25	3,043	—
UBS	DKK	(9,019,084)	USD	1,275,914	3/28/25	16,872	—
UBS	DKK	1,788,487	USD	(250,555)	3/28/25	—	(886)
UBS	EUR	(257,386)	USD	271,173	3/28/25	3,496	—
UBS	EUR	23,322	USD	(24,395)	3/28/25	—	(141)
Total Foreign Currency Exchange Contracts						$29,890	$(1,027)
LVIP American Century Balanced Fund-11

LVIP American Century Balanced Fund
Statement of Net Assets (continued)
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
24	U.S. Treasury 10 yr Notes	$2,610,000	$2,643,000	3/20/25	$—	$(33,000)
(19)	U.S. Treasury 10 yr Ultra Notes	(2,114,938)	(2,157,417)	3/20/25	42,479	—
47	U.S. Treasury 2 yr Notes	9,663,640	9,673,634	3/31/25	—	(9,994)
32	U.S. Treasury 5 yr Notes	3,401,750	3,422,867	3/31/25	—	(21,117)
5	U.S. Treasury Long Bonds	569,219	577,635	3/20/25	—	(8,416)
33	U.S. Treasury Ultra Bonds	3,923,906	4,213,703	3/20/25	—	(289,797)
Total Futures Contracts					$42,479	$(362,324)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 7 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through December 31, 2024.

Summary of Abbreviations:
ADR–American Depositary Receipt
ARM–Adjustable Rate Mortgage
BOA–Bank of America
CLO–Collateralized Loan Obligation
DKK–Danish Krone
ETF–Exchange-Traded Fund
EUR–Euro
GNMA–Government National Mortgage Association
GSI–Goldman Sachs International
JPMC–JPMorgan Chase
REIT–Real Estate Investment Trust
REMIC–Real Estate Mortgage Investment Conduits
RFUCCT1Y–Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
S&P–Standard & Poor’s
S.F.–Single Family
SOFR30A–Secured Overnight Financing Rate 30 Days Average
SPDR–Standard & Poor’s Depositary Receipt
STACR–Structured Agency Credit Risk
TBA–To be announced
TSFR01M–1 Month Term Secured Overnight Financing Rate
TSFR03M–3 Month Term Secured Overnight Financing Rate
USD–United States Dollar
USSW5–5 year Swap Rate
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Balanced Fund-12

LVIP American Century Balanced Fund
Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Interest	$6,983,145
Dividends	3,171,732
Foreign taxes withheld	(4,115)
10,150,762
EXPENSES:
Management fees	2,730,433
Distribution fees-Service Class	400,131
Shareholder servicing fees	333,025
Accounting and administration expenses	73,131
Professional fees	71,688
Pricing fees	22,351
Reports and statements to shareholders	20,555
Custodian fees	16,953
Trustees’ fees and expenses	10,635
Consulting fees	645
Other	18,315
3,697,862
Less:
Management fees waived	(155,747)
Expenses reimbursed	(243,818)
Total operating expenses	3,298,297
NET INVESTMENT INCOME	6,852,465
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	3,459,873
Foreign currencies	619
Foreign currency exchange contracts	139,154
Futures contracts	(191,231)
Swap contracts	(2,736)
Net realized gain	3,405,679
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	(21,315)
Unaffiliated investments	33,052,795
Foreign currencies	(385)
Foreign currency exchange contracts	46,321
Futures contracts	(883,529)
Net change in unrealized appreciation (depreciation)	32,193,887
NET REALIZED AND UNREALIZED GAIN	35,599,566
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$42,452,031
See accompanying notes, which are an integral part of the financial statements.

LVIP American Century Balanced Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/24	12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$6,852,465	$6,061,749
Net realized gain (loss)	3,405,679	(10,445,448)
Net change in unrealized appreciation (depreciation)	32,193,887	54,792,894
Net increase in net assets resulting from operations	42,452,031	50,409,195
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(169)	—
Standard Class II	(4,454,783)	(3,786,477)
Service Class	(2,891,232)	(2,397,841)
	(7,346,184)	(6,184,318)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	10,000	—
Standard Class II	12,697,716	15,157,801
Service Class	13,014,514	12,387,784
Reinvestment of dividends and distributions:
Standard Class	169	—
Standard Class II	4,454,783	3,786,477
Service Class	2,891,232	2,397,841
	33,068,414	33,729,903
Cost of shares redeemed:
Standard Class	—	—
Standard Class II	(22,117,806)	(23,202,401)
Service Class	(23,628,051)	(15,071,323)
	(45,745,857)	(38,273,724)
Decrease in net assets derived from capital share transactions	(12,677,443)	(4,543,821)
NET INCREASE IN NET ASSETS	22,428,404	39,681,056
NET ASSETS:
Beginning of year	358,822,746	319,141,690
End of year	$381,251,150	$358,822,746
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Balanced Fund-13

LVIP American Century Balanced Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
LVIP American Century Balanced Fund Standard Class
4/29/24[1] to
12/31/24
Net asset value, beginning of period	$7.840
Income from investment operations:
Net investment income[2]	0.114
Net realized and unrealized gain	0.586
Total from investment operations	0.700
Less dividends and distributions from:
Net investment income	(0.133)
Total dividends and distributions	(0.133)
Net asset value, end of period	$8.407
Total return[3]	8.88%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11
Ratio of expenses to average net assets	0.67%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.77%
Ratio of net investment income to average net assets	2.02%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.92%
Portfolio turnover	75%

[1]	Date of commencement of operations of Standard Class; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Balanced Fund-14

LVIP American Century Balanced Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Balanced Fund Standard Class II
	Year Ended
	12/31/24[1]	12/31/23[1]	12/31/22[1]	12/31/21[1]	12/31/20[1]
Net asset value, beginning of period	$7.650	$6.70	$9.56	$8.73	$8.18
Income (loss) from investment operations:
Net investment income[2]	0.158	0.14	0.09	0.06	0.08
Net realized and unrealized gain (loss)	0.765	0.95	(1.57)	1.27	0.84
Total from investment operations	0.923	1.09	(1.48)	1.33	0.92
Less dividends and distributions from:
Net investment income	(0.170)	(0.14)	(0.09)	(0.07)	(0.09)
Net realized gain	—	—	(1.29)	(0.43)	(0.28)
Total dividends and distributions	(0.170)	(0.14)	(1.38)	(0.500)	(0.37)
Net asset value, end of period	$8.403	$7.65	$6.70	$9.56	$8.73
Total return[3]	12.06%	16.41%	(17.27% )	15.77%	12.53%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$221,018	$205,828	$184,541	$231,837	$201,325
Ratio of expenses to average net assets	0.77%	0.80%	0.83%	0.83%	0.85%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.88%	0.90%	0.90%	0.88%	0.89%
Ratio of net investment income to average net assets	1.92%	1.90%	1.24%	0.63%	1.03%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.81%	1.80%	1.17%	0.58%	0.99%
Portfolio turnover	75%	72%	92%	195%	189%

[1]
The Fund adopted the accounting and performance history of the American Century Investments® VP Balanced Fund Class I, a former portfolio of American Century
Variable Portfolios, Inc., as a result of a reorganization on April 29, 2024.  Pre-inception information shown is that of the Predecessor Fund's Class I shares.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Balanced Fund-15

LVIP American Century Balanced Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Balanced Fund Service Class
	Year Ended
	12/31/24[1]	12/31/23[1]	12/31/22[1]	12/31/21[1]	12/31/20[1]
Net asset value, beginning of period	$7.650	$6.70	$9.56	$8.73	$8.18
Income (loss) from investment operations:
Net investment income[2]	0.137	0.12	0.07	0.03	0.06
Net realized and unrealized gain (loss)	0.765	0.95	(1.57)	1.27	0.85
Total from investment operations	0.902	1.07	(1.50)	1.30	0.91
Less dividends and distributions from:
Net investment income	(0.151)	(0.12)	(0.07)	(0.04)	(0.08)
Net realized gain	—	—	(1.29)	(0.43)	(0.28)
Total dividends and distributions	(0.151)	(0.12)	(1.36)	(0.47)	(0.36)
Net asset value, end of period	$8.401	$7.65	$6.70	$9.56	$8.73
Total return[3]	11.79%	16.12%	(17.47% )	15.48%	12.27%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$160,222	$152,995	$134,601	$164,809	$139,620
Ratio of expenses to average net assets	1.02%	1.05%	1.08%	1.08%	1.10%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.13%	1.15%	1.15%	1.13%	1.14%
Ratio of net investment income to average net assets	1.67%	1.65%	0.99%	0.38%	0.78%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.56%	1.55%	0.92%	0.33%	0.74%
Portfolio turnover	75%	72%	92%	195%	189%

[1]
The Fund adopted the accounting and performance history of the American Century Investments® VP Balanced Fund Class II, a former portfolio of American Century
Variable Portfolios, Inc., as a result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund's Class II shares.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Balanced Fund-16

LVIP American Century Balanced Fund
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Century Balanced Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund adopted the accounting and performance history of the American Century Investments® VP Balanced Fund, a former portfolio of American Century Variable Portfolios, Inc., (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on April 29, 2024. The Fund was established as a "shell" fund, organized solely in connection with the reorganization for the purpose of acquiring the assets and liabilities of the Predecessor Fund and continuing the operations of the Predecessor Fund. The Fund had no investment operations or performance history prior to the reorganization date. The Predecessor Fund is the accounting survivor for financial reporting purposes. Pre-inception information for Standard Class II shares and Service Class shares shown is that of the Predecessor Fund’s Class I shares and Class II shares. The Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The Fund’s investment objective is to seek long-term capital growth and current income.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.   Swap contracts are valued based upon valuations provided by an independent pricing service and
LVIP American Century Balanced Fund-17

LVIP American Century Balanced Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution and administration expenses relating to a specific class are charged directly to that class.
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to the changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies”. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of December 31, 2024, the value and cost of foreign currency held by the LVIP American Century Balanced Fund is $78 and $80 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends and interest are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
LVIP American Century Balanced Fund-18

LVIP American Century Balanced Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, effective April 29, 2024, LFI receives a management fee at an annual rate of 0.65% of the first $500 million of the Fund’s average daily net assets; and 0.60% of the Fund’s average daily net assets in excess of $500 million.   The management fee is calculated daily and paid monthly.   Prior to April 29, 2024, a single, unified management fee per class was paid by the Predecessor Fund to American Century Investment Management, Inc. (ACIM) (the “Predecessor Advisor”), in the amount of $1,052,364. The fee included all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services.   Prior to April 29, 2024, the Predecessor Advisor agreed to waive  0.13% of the Fund's Management Fee.
Effective April 29, 2024, LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses exceed (excluding Underlying Fund fees and expenses) 0.67% of the Fund’s average daily net assets for the Standard Class, 0.77% for the Standard Class II and 1.02% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended December 31, 2024, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2027	Total
LFI	$243,818	$243,818
American Century Investment Management, Inc. (“American Century”) is responsible for managing the Fund’s investment portfolio. For these services, LFI, not the Fund, pays American Century a fee based on the Fund’s average daily net assets.
Effective April 29, 2024, Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$20,507
Legal	3,111
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets for the Standard Class shares and 0.129% of the Fund's average daily net assets for each of the Standard Class II shares and Service Class shares respectively. The fee is calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $1,614 for the year ended December 31, 2024.
The Fund currently offers three classes of shares: the Standard Class, Standard Class II  and the Service Class. The three classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”) and each share class is subject to its own administrative fee schedule. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class
LVIP American Century Balanced Fund-19

LVIP American Century Balanced Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2024, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$52,649
Management fees payable to LFI	214,261
Distribution fees payable to LFD	34,667
Shareholder servicing fees payable to Lincoln Life	42,522
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Prior to April 29, 2024, the Predecessor Fund invested in an Underlying Fund which was considered to be an affiliate. Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the year ended December 31, 2024, were as follows:
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 12/31/24	Number of Shares 12/31/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-0.00%@
Equity Fund-0.00%@
×American Century Emerging Markets Bond ETF	$801,990	$—	$—	$—	$(21,315)	$—	—	$—	$—

@ As a percentage of Net Assets as of December 31, 2024.
× Issuer is no longer an investment of the Fund at December 31, 2024.
3. Investments
For the year ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$149,043,190
Purchases of U.S. government securities	129,378,130
Sales other than U.S. government securities	147,417,552
Sales of U.S. government securities	137,972,175
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments and derivatives	$299,488,967
Aggregate unrealized appreciation of investments and derivatives	$98,374,104
Aggregate unrealized depreciation of investments and derivatives	(9,931,292)
Net unrealized appreciation of investments and derivatives	$88,442,812
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
LVIP American Century Balanced Fund-20

LVIP American Century Balanced Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$537,887	$—	$537,887
Agency Mortgage-Backed Securities	—	50,323,329	—	50,323,329
Agency Obligations	—	1,980,890	—	1,980,890
Corporate Bonds	—	36,028,426	—	36,028,426
Municipal Bonds	—	1,077,317	—	1,077,317
Non-Agency Asset-Backed Securities	—	10,555,987	—	10,555,987
Non-Agency Collateralized Mortgage Obligations	—	12,451,998	—	12,451,998
Non-Agency Commercial Mortgage-Backed Securities	—	4,588,671	—	4,588,671
Sovereign Bond	—	64,681	—	64,681
U.S. Treasury Obligations	—	22,539,441	—	22,539,441
Common Stock	236,383,075	1,178,869	—	237,561,944
Exchange-Traded Funds	3,593,770	—	—	3,593,770
Money Market Fund	6,627,714	—	—	6,627,714
Total Investments	$246,604,559	$141,327,496	$—	$387,932,055
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$29,890	$—	$29,890
Futures Contract	$42,479	$—	$—	$42,479
Liabilities:
Foreign Currency Exchange Contracts	$—	$(1,027)	$—	$(1,027)
Futures Contracts	$(362,324)	$—	$—	$(362,324)
There were no Level 3 investments at the end of the year.
As a result of utilizing International fair value pricing at December 31, 2024, a portion of the Fund’s common stock investments was categorized as Level 2.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale and straddle loss deferrals, foreign currency gains/losses, mark-to-market adjustments on certain derivatives, mark-to-market adjustments on passive foreign investment companies (PFICs), adjustments related to distributions from underlying real estate investment trusts (REITS) and regulated investment companies (RICS), and premium amortization adjustments on certain debt instruments.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Year Ended
	12/31/24	12/31/23
Ordinary income	$7,346,184	$6,184,318
LVIP American Century Balanced Fund-21

LVIP American Century Balanced Fund
Notes to Financial Statements (continued)
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$22,899
Capital loss carryforward	(26,653,096)
Other temporary differences	(71,549)
Net unrealized appreciation	88,442,812
Distributable earnings/(accumulated loss)	$61,741,066
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, there were no permanent differences requiring a reclassification.
As of December 31, 2024, the Fund had the following capital loss carryforwards for federal income tax purposes:
Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$17,084,060	$9,569,036	$26,653,096
In 2024, the Fund utilized $2,196,597 of capital loss carryforwards.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/24*	12/31/23
Shares sold:
Standard Class	1,275	—
Standard Class II	1,553,192	2,132,015
Service Class	1,581,941	1,722,275
Shares reinvested:
Standard Class	20	—
Standard Class II	526,609	529,080
Service Class	341,938	334,948
	4,004,975	4,718,318
Shares redeemed:
Standard Class	—	—
Standard Class II	(2,698,431)	(3,269,260)
Service Class	(2,862,700)	(2,125,036)
	(5,561,131)	(5,394,296)
Net decrease	(1,556,156)	(675,978)

*	Date of commencement of operations of Standard class is April 29, 2024.
7. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
LVIP American Century Balanced Fund-22

LVIP American Century Balanced Fund
Notes to Financial Statements (continued)
 7. Derivatives (continued)
During the year ended December 31, 2024, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2024, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Swap Contracts–The Fund enters into CDS contracts in the normal course of pursuing its investment objective and strategies. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets.
Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the counterparty the agreed-upon value for the reference security or basket of securities. Credit events generally include, among others, bankruptcy, failure to pay and obligation default.
During the year ended December 31, 2024, the Fund entered into CDS contracts as a seller of protection. Periodic payments (receipts) on CDS contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of a CDS contract. Initial margin and variation margin is posted to central counterparties for centrally cleared CDS basket trades, as determined by an applicable central counterparty.
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, by trading these instruments through a central counterparty.
During the year ended December 31, 2024, the Fund used CDS contracts to gain exposure to certain securities or markets.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.
LVIP American Century Balanced Fund-23

LVIP American Century Balanced Fund
Notes to Financial Statements (continued)
 7. Derivatives (continued)
Fair values of derivative instruments as of December 31, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Liabilities net of receivables and other assets	$29,890	Liabilities net of receivables and other assets	$(1,027)
Futures contracts (Interest rate contracts)	Liabilities net of receivables and other assets	42,479	Liabilities net of receivables and other assets	(362,324)
Total		$72,369		$(363,351)
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$139,154	$46,321
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(191,231)	(883,529)
Swap contracts (Credit contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(2,736)	—
Total		$(54,813)	$(837,208)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2024.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$212,485	$1,328,698
Futures contracts (average notional value)	15,112,791	334,662
CDS contracts (average notional value)*	461,538	478,077

*Long represents buying protection and short represents selling protection.
8. Risk Factors
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government
LVIP American Century Balanced Fund-24

LVIP American Century Balanced Fund
Notes to Financial Statements (continued)
 8. Risk Factors (continued)
restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the year ended December 31, 2024. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP American Century Balanced Fund-25

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP American Century Balanced Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP American Century Balanced Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2024, and the related statements of operations and changes in net assets and the financial highlights for the year then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of its operations, changes in its net assets and its financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.
The statement of changes in net assets for the year ended December 31, 2023, and financial highlights for each of the four years in the period ended December 31, 2023, were audited by another independent registered public accounting firm whose report, dated February 12, 2024, expressed an unqualified opinion on that statement of changes in net assets and those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP American Century Balanced Fund–26

LVIP American Century Capital Appreciation Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP American Century Capital Appreciation Fund

LVIP American Century Capital Appreciation Fund
Statement of Net Assets
December 31, 2024

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.15%
Aerospace & Defense–2.16%
†Axon Enterprise, Inc.	3,140	$1,866,165
Curtiss-Wright Corp.	14,119	5,010,409
Howmet Aerospace, Inc.	34,470	3,769,984
		10,646,558
Banks–0.96%
†NU Holdings Ltd. Class A	456,931	4,733,805
		4,733,805
Beverages–0.17%
†Celsius Holdings, Inc.	30,951	815,249
		815,249
Biotechnology–3.35%
†Alnylam Pharmaceuticals, Inc.	22,020	5,181,526
†Amicus Therapeutics, Inc.	277,594	2,614,935
†Argenx SE ADR	2,184	1,343,160
†BioMarin Pharmaceutical, Inc.	45,575	2,995,645
†Natera, Inc.	27,586	4,366,864
		16,502,130
Building Products–1.59%
†AZEK Co., Inc.	54,903	2,606,245
Johnson Controls International PLC	65,870	5,199,119
		7,805,364
Capital Markets–9.26%
ARES Management Corp. Class A	72,163	12,775,016
†Coinbase Global, Inc. Class A	26,195	6,504,219
LPL Financial Holdings, Inc.	32,173	10,504,806
MSCI, Inc.	15,597	9,358,356
TPG, Inc.	102,006	6,410,057
		45,552,454
Chemicals–1.96%
Avient Corp.	68,386	2,794,252
Element Solutions, Inc.	270,060	6,867,626
		9,661,878
Commercial Services & Supplies–1.56%
Republic Services, Inc.	38,238	7,692,721
		7,692,721
Communications Equipment–1.22%
†Arista Networks, Inc.	54,264	5,997,800
		5,997,800
Construction & Engineering–0.70%
EMCOR Group, Inc.	7,621	3,459,172
		3,459,172
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction Materials–0.65%
Vulcan Materials Co.	12,359	$3,179,106
		3,179,106
Consumer Staples Distribution & Retail–0.46%
Casey's General Stores, Inc.	5,718	2,265,643
		2,265,643
Distributors–1.34%
Pool Corp.	19,344	6,595,143
		6,595,143
Diversified Consumer Services–2.47%
†Bright Horizons Family Solutions, Inc.	48,290	5,352,947
†Duolingo, Inc.	21,049	6,824,717
		12,177,664
Electrical Equipment–3.46%
AMETEK, Inc.	13,021	2,347,165
Hubbell, Inc.	7,185	3,009,725
Regal Rexnord Corp.	31,381	4,868,135
Vertiv Holdings Co. Class A	59,835	6,797,854
		17,022,879
Entertainment–0.84%
†Spotify Technology SA	9,300	4,160,634
		4,160,634
Financial Services–2.26%
†Corpay, Inc.	32,842	11,114,390
		11,114,390
Ground Transportation–1.95%
Norfolk Southern Corp.	12,453	2,922,719
†XPO, Inc.	50,867	6,671,207
		9,593,926
Health Care Equipment & Supplies–4.63%
†Dexcom, Inc.	110,825	8,618,860
GE HealthCare Technologies, Inc.	40,557	3,170,746
†IDEXX Laboratories, Inc.	12,569	5,196,528
†Insulet Corp.	22,155	5,784,006
		22,770,140
Health Care Providers & Services–1.40%
Cencora, Inc.	30,675	6,892,059
		6,892,059
Health Care Technology–0.65%
†Veeva Systems, Inc. Class A	15,175	3,190,544
		3,190,544
Hotels, Restaurants & Leisure–6.66%
†Airbnb, Inc. Class A	25,116	3,300,494
†Chipotle Mexican Grill, Inc.	126,422	7,623,247
LVIP American Century Capital Appreciation Fund-1

LVIP American Century Capital Appreciation Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†DoorDash, Inc. Class A	41,091	$6,893,015
Hilton Worldwide Holdings, Inc.	50,646	12,517,665
†Viking Holdings Ltd.	55,755	2,456,565
		32,790,986
Household Durables–0.33%
†TopBuild Corp.	5,244	1,632,667
		1,632,667
Household Products–2.14%
Church & Dwight Co., Inc.	100,780	10,552,674
		10,552,674
Independent Power and Renewable Electricity Producers–1.79%
Vistra Corp.	63,834	8,800,794
		8,800,794
Insurance–1.10%
Ryan Specialty Holdings, Inc.	84,184	5,401,245
		5,401,245
Interactive Media & Services–1.04%
†Pinterest, Inc. Class A	176,826	5,127,954
		5,127,954
IT Services–3.08%
†Cloudflare, Inc. Class A	90,048	9,696,369
†MongoDB, Inc.	23,383	5,443,796
		15,140,165
Leisure Products–0.24%
BRP, Inc.	23,505	1,197,121
		1,197,121
Life Sciences Tools & Services–4.63%
Agilent Technologies, Inc.	17,873	2,401,059
†Avantor, Inc.	111,689	2,353,287
Bio-Techne Corp.	31,711	2,284,143
†IQVIA Holdings, Inc.	38,895	7,643,256
†Mettler-Toledo International, Inc.	2,036	2,491,413
West Pharmaceutical Services, Inc.	17,150	5,617,654
		22,790,812
Machinery–1.12%
Crane Co.	23,110	3,506,942
Xylem, Inc.	17,382	2,016,660
		5,523,602
Media–2.22%
†Trade Desk, Inc. Class A	92,851	10,912,778
		10,912,778
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels–2.59%
Permian Resources Corp.	361,909	$5,204,251
Targa Resources Corp.	42,138	7,521,633
		12,725,884
Personal Care Products–0.47%
†elf Beauty, Inc.	18,474	2,319,411
		2,319,411
Professional Services–1.89%
Equifax, Inc.	10,071	2,566,594
Verisk Analytics, Inc.	24,373	6,713,056
		9,279,650
Semiconductors & Semiconductor Equipment–3.03%
Marvell Technology, Inc.	42,933	4,741,950
Monolithic Power Systems, Inc.	10,173	6,019,364
Teradyne, Inc.	32,788	4,128,665
		14,889,979
Software–19.38%
†AppLovin Corp. Class A	46,964	15,208,352
†Cadence Design Systems, Inc.	14,513	4,360,576
†Datadog, Inc. Class A	81,919	11,705,406
†DocuSign, Inc.	57,368	5,159,678
†Fair Isaac Corp.	4,042	8,047,339
†Guidewire Software, Inc.	35,323	5,954,751
†HubSpot, Inc.	12,965	9,033,623
†Manhattan Associates, Inc.	28,932	7,818,584
†Palantir Technologies, Inc. Class A	291,963	22,081,162
†Zscaler, Inc.	33,362	6,018,838
		95,388,309
Specialized REITs–0.72%
SBA Communications Corp.	17,472	3,560,794
		3,560,794
Specialty Retail–1.79%
†Burlington Stores, Inc.	30,846	8,792,961
		8,792,961
Textiles, Apparel & Luxury Goods–0.80%
†On Holding AG Class A	71,569	3,919,834
		3,919,834
Trading Companies & Distributors–1.09%
†Core & Main, Inc. Class A	80,036	4,074,632
WESCO International, Inc.	7,080	1,281,197
		5,355,829
Total Common Stock (Cost $341,963,085)		487,932,708

LVIP American Century Capital Appreciation Fund-2

LVIP American Century Capital Appreciation Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–1.06%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.43%)	5,227,326	$5,227,326
Total Money Market Fund (Cost $5,227,326)		5,227,326

TOTAL INVESTMENTS–100.21% (Cost $347,190,411)	$493,160,034
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.21%)	(1,047,095)
NET ASSETS APPLICABLE TO 28,665,395 SHARES OUTSTANDING–100.00%	$492,112,939
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY CAPITAL APPRECIATION FUND STANDARD CLASS ($387,300,940 / 22,391,297 Shares)		$17.297
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY CAPITAL APPRECIATION FUND STANDARD CLASS II ($90,664,842 / 5,407,637 Shares)		$16.766
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY CAPITAL APPRECIATION FUND SERVICE CLASS ($14,147,157 / 866,461 Shares)		$16.328
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)		$284,775,286
Distributable earnings/(accumulated loss)		207,337,653
TOTAL NET ASSETS		$492,112,939

†Non-income producing.

★Includes $40,907 expense reimbursement receivable from Lincoln Financial Investments Corporation, $1,551,198 payable for securities purchased, $248,654 payable for fund shares redeemed, $11,869 other accrued expenses payable, $274,729 due to manager and affiliates,
$23,200 payable for audit fee and $33,793 payable for fund accounting fee as of December 31, 2024.

The following foreign currency exchange contracts were outstanding at December 31, 2024:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CITI	CAD	(1,551,048)	USD	1,094,373	3/28/25	$11,784	$—
CITI	CAD	(48,867)	USD	34,024	3/28/25	—	(84)
CITI	CAD	58,598	USD	(40,922)	3/28/25	—	(23)
Total Foreign Currency Exchange Contracts						$11,784	$(107)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.

LVIP American Century Capital Appreciation Fund-3

LVIP American Century Capital Appreciation Fund
Statement of Net Assets (continued)
Summary of Abbreviations:
USD–United States Dollar
ADR–American Depositary Receipt
CAD–Canadian Dollar
CITI–Citigroup Global Markets
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Capital Appreciation Fund-4

LVIP American Century Capital Appreciation Fund
Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Dividends	$2,260,069
Income from securities lending, net	787
Foreign taxes withheld	(1,666)
2,259,190
EXPENSES:
Management fees	2,821,940
Shareholder servicing fees	228,507
Accounting and administration expenses	73,706
Professional fees	39,605
Distribution fees-Service Class	18,262
Reports and statements to shareholders	16,511
Trustees’ fees and expenses	13,008
Custodian fees	7,035
Consulting fees	695
Pricing fees	376
Other	21,430
3,241,075
Less:
Management fees waived	(119,760)
Expenses reimbursed	(180,893)
Total operating expenses	2,940,422
NET INVESTMENT LOSS	(681,232)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	79,414,263
Foreign currencies	389
Foreign currency exchange contracts	104,814
Net realized gain	79,519,466
Net change in unrealized appreciation (depreciation) of:
Investments	26,779,161
Foreign currencies	2
Foreign currency exchange contracts	39,547
Net change in unrealized appreciation (depreciation)	26,818,710
NET REALIZED AND UNREALIZED GAIN	106,338,176
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$105,656,944
See accompanying notes, which are an integral part of the financial statements.

LVIP American Century Capital Appreciation Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/24	12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(681,232)	$(306,180)
Net realized gain	79,519,466	13,173,126
Net change in unrealized appreciation (depreciation)	26,818,710	70,516,373
Net increase in net assets resulting from operations	105,656,944	83,383,319
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(22,310,740)	(510,337)
Standard Class II	(5,130,784)	(123,093)
Service Class	(492,913)	(5,824)
	(27,934,437)	(639,254)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	5,189,560	3,448,589
Standard Class II	9,356,089	4,475,210
Service Class	10,690,857	691,258
Reinvestment of dividends and distributions:
Standard Class	22,310,740	510,337
Standard Class II	5,130,784	123,093
Service Class	492,913	5,824
	53,170,943	9,254,311
Cost of shares redeemed:
Standard Class	(63,062,166)	(52,982,557)
Standard Class II	(14,447,108)	(22,818,728)
Service Class	(2,224,367)	(1,322,625)
	(79,733,641)	(77,123,910)
Decrease in net assets derived from capital share transactions	(26,562,698)	(67,869,599)
NET INCREASE IN NET ASSETS	51,159,809	14,874,466
NET ASSETS:
Beginning of year	440,953,130	426,078,664
End of year	$492,112,939	$440,953,130
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Capital Appreciation Fund-5

LVIP American Century Capital Appreciation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Capital Appreciation Fund Standard Class
	Year Ended
	12/31/24[1]	12/31/23[1]	12/31/22[1]	12/31/21[1]	12/31/20[1]
Net asset value, beginning of period	$14.600	$12.07	$19.03	$19.50	$16.09
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.015)	— [3]	(0.02)	(0.06)	(0.01)
Net realized and unrealized gain (loss)	3.681	2.55	(4.92)	2.00	5.28
Total from investment operations	3.666	2.55	(4.94)	1.94	5.27
Less dividends and distributions from:
Net investment income	—	—	—	—	(0.02)
Net realized gain	(0.969)	(0.02)	(2.02)	(2.41)	(1.84)
Total dividends and distributions	(0.969)	(0.02)	(2.02)	(2.41)	(1.86)
Net asset value, end of period	$17.297	$14.60	$12.07	$19.03	$19.50
Total return[4]	25.37%	21.14%	(27.92% )	11.57%	43.00%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$387,301	$360,677	$342,863	$527,924	$550,919
Ratio of expenses to average net assets	0.57%	0.57%	0.57%	0.56%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.63%	0.65%	0.65%	0.64%	0.65%
Ratio of net investment loss to average net assets	(0.09% )	— [5]	(0.12% )	(0.30% )	(0.06% )
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.15% )	(0.08% )	(0.20% )	(0.38% )	(0.16% )
Portfolio turnover	74%	58%	52%	41%	83%

[1]
The Fund adopted the accounting and performance history of the Class Y shares of the American Century Investments® VP Capital Appreciation Fund,  a former portfolio of American Century Variable Portfolios, Inc., as the result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund’s Class Y shares.

[2]	The average shares outstanding method has been applied for per share information.
[3]	Per-share amount was less than $0.005.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Ratio was less than 0.005%.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Capital Appreciation Fund-6

LVIP American Century Capital Appreciation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Capital Appreciation Fund Standard Class II
	Year Ended
	12/31/24[1]	12/31/23[1]	12/31/22[1]	12/31/21[1]	12/31/20[1]
Net asset value, beginning of period	$14.220	$11.80	$18.71	$19.27	$15.96
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.055)	(0.05)	(0.06)	(0.12)	(0.06)
Net realized and unrealized gain (loss)	3.570	2.49	(4.83)	1.97	5.21
Total from investment operations	3.515	2.44	(4.89)	1.85	5.15
Less dividends and distributions from:
Net realized gain	(0.969)	(0.02)	(2.02)	(2.41)	(1.84)
Total dividends and distributions	(0.969)	(0.02)	(2.02)	(2.41)	(1.84)
Net asset value, end of period	$16.766	$14.22	$11.80	$18.71	$19.27
Total return[3]	24.98%	20.69%	(28.11% )	11.16%	42.46%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$90,665	$76,651	$79,646	$121,050	$119,549
Ratio of expenses to average net assets	0.79%	0.92%	0.92%	0.91%	0.90%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.85%	1.00%	1.00%	0.99%	1.00%
Ratio of net investment loss to average net assets	(0.31% )	(0.35% )	(0.47% )	(0.65% )	(0.41% )
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.37% )	(0.43% )	(0.55% )	(0.73% )	(0.51% )
Portfolio turnover	74%	58%	52%	41%	83%

[1]
The Fund adopted the accounting and performance history of the Class I shares of the American Century Investments® VP Capital Appreciation Fund,  a former portfolio of American Century Variable Portfolios, Inc., as the result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund’s Class I shares.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Capital Appreciation Fund-7

LVIP American Century Capital Appreciation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Capital Appreciation Fund Service Class
	Year Ended
	12/31/24[1]	12/31/23[1]	12/31/22[1]	12/31/21[1]	12/31/20[1]
Net asset value, beginning of period	$13.890	$11.54	$18.37	$18.99	$15.78
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.075)	(0.06)	(0.08)	(0.14)	(0.08)
Net realized and unrealized gain (loss)	3.482	2.43	(4.73)	1.93	5.13
Total from investment operations	3.407	2.37	(4.81)	1.79	5.05
Less dividends and distributions from:
Net realized gain	(0.969)	(0.02)	(2.02)	(2.41)	(1.84)
Total dividends and distributions	(0.969)	(0.02)	(2.02)	(2.41)	(1.84)
Net asset value, end of period	$16.328	$13.89	$11.54	$18.37	$18.99
Total return[3]	24.79%	20.55%	(28.25% )	11.05%	42.29%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$14,147	$3,625	$3,569	$5,485	$2,235
Ratio of expenses to average net assets	0.94%	1.07%	1.07%	1.06%	1.05%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.00%	1.15%	1.15%	1.14%	1.15%
Ratio of net investment loss to average net assets	(0.46% )	(0.50% )	(0.62% )	(0.80% )	(0.56% )
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.52% )	(0.58% )	(0.70% )	(0.88% )	(0.66% )
Portfolio turnover	74%	58%	52%	41%	83%

[1]
The Fund adopted the accounting and performance history of the Class II shares of the American Century Investments® VP Capital Appreciation Fund,  a former portfolio of American Century Variable Portfolios, Inc., as the result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund’s
Class II shares.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Capital Appreciation Fund-8

LVIP American Century Capital Appreciation Fund
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Century Capital Appreciation Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund adopted the accounting and performance history of the American Century Investments® VP Capital Appreciation Fund, a former portfolio of American Century Variable Portfolios, Inc., (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on April 29, 2024. The Fund was established as a "shell" fund, organized solely in connection with there organization for the purpose of acquiring the assets and liabilities of the Predecessor Fund and continuing the operations of the Predecessor Fund. The Fund had no investment operations or performance history prior to the reorganization date. The Predecessor Fund is the accounting survivor for financial reporting purposes. Pre-inception information for Standard Class, Standard Class II shares and Service Class shares shown is that of the Predecessor Fund’s Class Y, Class I shares and Class II shares. The Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The Fund’s investment objective is to seek capital growth.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution and administration expenses relating to a specific class are charged directly to that class.
LVIP American Century Capital Appreciation Fund-9

LVIP American Century Capital Appreciation Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to the changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies”. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, effective April 29, 2024, LFI receives a management fee at an annual rate of 0.55% of the first $1 billion of the Fund’s average daily net assets; and 0.50% of the Fund’s average daily net assets in excess of $1 billion.   The management fee is calculated daily and paid monthly.   Prior to April 29, 2024, a single, unified management fee per class was paid by the Predecessor Fund to American Century Investment Management, Inc. (ACIM) (the “Predecessor Advisor”), in the amount of $1,068,131. The fee included all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services. Prior to April 29, 2024, the Predecessor Advisor agreed to waive 0.08% of the Fund's management fee.
Effective April 29, 2024, LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.57% of the Fund’s average daily net assets for the Standard Class, 0.79% for the Standard Class II  and 0.94% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LVIP American Century Capital Appreciation Fund-10

LVIP American Century Capital Appreciation Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended December 31, 2024, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2027	Total
LFI	$180,893	$180,893
American Century Investment Management, Inc. (“American Century”) is responsible for managing the Fund’s investment portfolio. For these services, LFI, not the Fund, pays American Century a fee based on the Fund’s average daily net assets.
Effective April 29,2024, Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$25,177
Legal	3,819
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets for the Standard Class shares, 0.249% of the Fund's average daily net assets for the Standard Class II shares and 0.149% of the Fund's average daily net assets for the Service Class shares, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $0 for the year ended December 31, 2024.
The Fund currently offers three classes of shares: the Standard Class, Standard Class II  and the Service Class. The three classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”) and each share class is subject to its own administrative fee schedule. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2024, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$40,907
Management fees payable to LFI	239,914
Distribution fees payable to LFD	2,982
Shareholder servicing fees payable to Lincoln Life	31,833
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   Pursuant to these procedures, for the year ended December 31, 2024, the Fund engaged in securities purchases of $87,215.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP American Century Capital Appreciation Fund-11

LVIP American Century Capital Appreciation Fund
Notes to Financial Statements (continued)
3. Investments
For the year ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$342,008,662
Sales	390,329,573
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments and derivatives	$351,589,037
Aggregate unrealized appreciation of investments and derivatives	$154,661,191
Aggregate unrealized depreciation of investments and derivatives	(13,090,192)
Net unrealized appreciation of investments and derivatives	$141,570,999
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$487,932,708	$—	$—	$487,932,708
Money Market Fund	5,227,326	—	—	5,227,326
Total Investments	$493,160,034	$—	$—	$493,160,034
Derivatives:

Assets:
Foreign Currency Exchange Contract	$—	$11,784	$—	$11,784
Liabilities:
Foreign Currency Exchange Contracts	$—	$(107)	$—	$(107)
There were no Level 3 investments at the beginning or end of the year.
LVIP American Century Capital Appreciation Fund-12

LVIP American Century Capital Appreciation Fund
Notes to Financial Statements (continued)
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale and straddle loss deferrals, mark-to-market adjustments on certain derivatives and adjustments related to distributions from underlying real estate investment trusts (REITS).   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Year Ended
	12/31/24	12/31/23
Ordinary income	$12,682,757	$—
Long-term capital gains	15,251,680	639,254
Total	$27,934,437	$639,254
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$5,055,697
Undistributed long-term capital gains	60,710,957
Net unrealized appreciation	141,570,999
Distributable earnings/(accumulated loss)	$207,337,653
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, the Fund recorded the following permanent reclassification primarily related to prior year adjustments:
Distributable Earnings/(Accumulated Loss)	Paid-in capital
$167,712	$(167,712)
At December 31, 2024, the Fund had no capital loss carryforwards for federal income tax purposes.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/24	12/31/23
Shares sold:
Standard Class	312,506	261,270
Standard Class II	599,539	347,179
Service Class	716,311	56,026
Shares reinvested:
Standard Class	1,326,689	40,279
Standard Class II	313,445	9,959
Service Class	29,885	482
	3,298,375	715,195
Shares redeemed:
Standard Class	(3,944,098)	(4,001,674)
Standard Class II	(896,697)	(1,717,630)
Service Class	(140,795)	(104,738)
	(4,981,590)	(5,824,042)
Net decrease	(1,683,215)	(5,108,847)
7. Securities Lending
Prior to April 29, 2024, the Predecessor Fund was authorized to engage in securities lending. State Street Bank & Trust Co. served as lending agent for the Predecessor Fund. Cash collateral on securities loaned was invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Income from securities lending in the amount of $787 is reflected separately on the Statement of Operations.
As of April 29, 2024, the fund no longer participates in securities lending.
LVIP American Century Capital Appreciation Fund-13

LVIP American Century Capital Appreciation Fund
Notes to Financial Statements (continued)
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the year ended December 31, 2024, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Fair values of derivative instruments as of December 31, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Liabilities net of receivables and other assets	$11,784	Liabilities net of receivables and other assets	$(107)
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$104,814	$39,547
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2024.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$239,303	$1,454,144
9. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
LVIP American Century Capital Appreciation Fund-14

LVIP American Century Capital Appreciation Fund
Notes to Financial Statements (continued)
 9. Risk Factors (continued)
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP American Century Capital Appreciation Fund-15

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP American Century Capital Appreciation Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP American Century Capital Appreciation Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2024, and the related statements of operations and changes in net assets and the financial highlights for the year then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of its operations, changes in its net assets and its financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.
The statement of changes in net assets for the year ended December 31, 2023, and financial highlights for each of the four years in the period ended December 31, 2023, were audited by another independent registered public accounting firm whose report, dated February 12, 2024, expressed an unqualified opinion on that statement of changes in net assets and those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP American Century Capital Appreciation Fund–16

LVIP American Century Disciplined Core Value Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP American Century Disciplined Core Value Fund

LVIP American Century Disciplined Core Value Fund
Statement of Net Assets
December 31, 2024

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.24%
Aerospace & Defense–1.77%
Lockheed Martin Corp.	8,994	$4,370,545
Textron, Inc.	18,529	1,417,283
		5,787,828
Air Freight & Logistics–1.37%
FedEx Corp.	11,294	3,177,341
United Parcel Service, Inc. Class B	10,337	1,303,496
		4,480,837
Automobile Components–0.05%
BorgWarner, Inc.	5,432	172,683
		172,683
Banks–6.75%
Bank of America Corp.	48,772	2,143,529
JPMorgan Chase & Co.	48,990	11,743,393
Truist Financial Corp.	9,593	416,144
U.S. Bancorp	123,682	5,915,710
Wells Fargo & Co.	26,523	1,862,976
		22,081,752
Beverages–0.82%
†Boston Beer Co., Inc. Class A	1,570	470,969
PepsiCo, Inc.	14,518	2,207,607
		2,678,576
Biotechnology–2.80%
†BioMarin Pharmaceutical, Inc.	5,326	350,078
†Exelixis, Inc.	12,631	420,612
Gilead Sciences, Inc.	70,692	6,529,820
†Incyte Corp.	4,329	299,004
†Protagonist Therapeutics, Inc.	9,867	380,866
†United Therapeutics Corp.	1,086	383,184
†Vertex Pharmaceuticals, Inc.	1,991	801,776
		9,165,340
Building Products–1.34%
A.O. Smith Corp.	3,367	229,663
Allegion PLC	6,274	819,887
Masco Corp.	21,139	1,534,057
Owens Corning	10,497	1,787,849
		4,371,456
Capital Markets–3.37%
Affiliated Managers Group, Inc.	4,440	821,045
Cboe Global Markets, Inc.	16,531	3,230,157
Evercore, Inc. Class A	878	243,373
Houlihan Lokey, Inc.	1,025	178,002
Interactive Brokers Group, Inc. Class A	9,755	1,723,416
Janus Henderson Group PLC	3,510	149,280
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
MSCI, Inc.	3,644	$2,186,436
SEI Investments Co.	2,500	206,200
T. Rowe Price Group, Inc.	20,206	2,285,097
		11,023,006
Chemicals–0.53%
†Axalta Coating Systems Ltd.	39,102	1,338,070
Scotts Miracle-Gro Co.	5,953	394,922
		1,732,992
Commercial Services & Supplies–0.51%
MSA Safety, Inc.	5,431	900,297
Veralto Corp.	7,383	751,958
		1,652,255
Communications Equipment–0.86%
Cisco Systems, Inc.	17,271	1,022,443
†F5, Inc.	7,083	1,781,162
		2,803,605
Construction & Engineering–0.50%
†API Group Corp.	5,548	199,561
†Dycom Industries, Inc.	2,746	477,969
†MasTec, Inc.	1,512	205,844
Valmont Industries, Inc.	2,429	744,901
		1,628,275
Construction Materials–0.28%
Eagle Materials, Inc.	3,699	912,765
		912,765
Consumer Finance–1.60%
American Express Co.	9,160	2,718,596
OneMain Holdings, Inc.	3,613	188,346
Synchrony Financial	35,985	2,339,025
		5,245,967
Consumer Staples Distribution & Retail–5.00%
Dollar General Corp.	21,271	1,612,767
†Maplebear, Inc.	15,095	625,235
†Performance Food Group Co.	18,081	1,528,749
Sysco Corp.	21,154	1,617,435
Target Corp.	31,993	4,324,814
†U.S. Foods Holding Corp.	27,338	1,844,221
Walmart, Inc.	53,131	4,800,386
		16,353,607
Containers & Packaging–1.36%
Berry Global Group, Inc.	2,820	182,370
Crown Holdings, Inc.	9,896	818,300
International Paper Co.	9,971	536,639
Packaging Corp. of America	9,944	2,238,693
Sealed Air Corp.	16,487	557,755
Silgan Holdings, Inc.	2,184	113,677
		4,447,434
LVIP American Century Disciplined Core Value Fund-1

LVIP American Century Disciplined Core Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Distributors–0.30%
LKQ Corp.	26,998	$992,177
		992,177
Diversified Consumer Services–0.19%
†Bright Horizons Family Solutions, Inc.	1,478	163,836
H&R Block, Inc.	8,865	468,427
		632,263
Diversified Telecommunication Services–0.61%
AT&T, Inc.	16,305	371,265
Verizon Communications, Inc.	40,930	1,636,791
		2,008,056
Electric Utilities–0.93%
Evergy, Inc.	26,872	1,653,971
NextEra Energy, Inc.	14,869	1,065,959
OGE Energy Corp.	7,913	326,411
		3,046,341
Electrical Equipment–1.30%
Acuity Brands, Inc.	3,027	884,278
GE Vernova, Inc.	2,999	986,461
†Generac Holdings, Inc.	3,820	592,291
Hubbell, Inc.	3,887	1,628,225
Powell Industries, Inc.	676	149,835
		4,241,090
Energy Equipment & Services–1.26%
Halliburton Co.	107,659	2,927,248
TechnipFMC PLC	41,190	1,192,039
		4,119,287
Entertainment–1.20%
Electronic Arts, Inc.	25,448	3,723,043
†Roku, Inc.	2,610	194,027
		3,917,070
Financial Services–5.34%
†Affirm Holdings, Inc.	5,467	332,940
†Berkshire Hathaway, Inc. Class B	16,902	7,661,338
†Euronet Worldwide, Inc.	1,152	118,472
Global Payments, Inc.	24,516	2,747,263
Jack Henry & Associates, Inc.	1,767	309,755
†PayPal Holdings, Inc.	73,745	6,294,136
		17,463,904
Food Products–0.65%
Conagra Brands, Inc.	18,889	524,170
General Mills, Inc.	7,861	501,296
Hormel Foods Corp.	5,820	182,573
†Pilgrim's Pride Corp.	7,965	361,531
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
†Post Holdings, Inc.	1,441	$164,937
Tyson Foods, Inc. Class A	6,818	391,626
		2,126,133
Gas Utilities–0.13%
Atmos Energy Corp.	3,148	438,422
		438,422
Ground Transportation–1.03%
†Uber Technologies, Inc.	55,582	3,352,706
		3,352,706
Health Care Equipment & Supplies–2.55%
Abbott Laboratories	11,647	1,317,392
†Lantheus Holdings, Inc.	5,141	459,914
Medtronic PLC	37,802	3,019,624
ResMed, Inc.	10,675	2,441,265
†Solventum Corp.	16,732	1,105,316
		8,343,511
Health Care Providers & Services–2.35%
Cencora, Inc.	3,054	686,173
Cigna Group	2,230	615,792
†DaVita, Inc.	5,882	879,653
†Henry Schein, Inc.	1,917	132,656
Labcorp Holdings, Inc.	2,036	466,896
McKesson Corp.	5,076	2,892,863
Quest Diagnostics, Inc.	2,694	406,417
UnitedHealth Group, Inc.	3,156	1,596,494
		7,676,944
Health Care Technology–0.67%
†Veeva Systems, Inc. Class A	10,426	2,192,067
		2,192,067
Hotel & Resort REITs–0.30%
Host Hotels & Resorts, Inc.	55,557	973,359
		973,359
Hotels, Restaurants & Leisure–0.56%
Booking Holdings, Inc.	200	993,684
Darden Restaurants, Inc.	821	153,273
Yum! Brands, Inc.	4,984	668,653
		1,815,610
Household Durables–0.40%
Lennar Corp. Class A	5,349	729,443
†TopBuild Corp.	1,907	593,726
		1,323,169
Household Products–3.20%
Colgate-Palmolive Co.	35,000	3,181,850
Kimberly-Clark Corp.	15,128	1,982,373
Procter & Gamble Co.	31,576	5,293,717
		10,457,940
LVIP American Century Disciplined Core Value Fund-2

LVIP American Century Disciplined Core Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Industrial REITs–0.18%
Prologis, Inc.	5,622	$594,245
		594,245
Insurance–3.77%
CNA Financial Corp.	18,755	907,179
Everest Group Ltd.	4,373	1,585,038
Hartford Financial Services Group, Inc.	20,710	2,265,674
Marsh & McLennan Cos., Inc.	11,614	2,466,930
Progressive Corp.	2,164	518,516
Travelers Cos., Inc.	7,941	1,912,907
W.R. Berkley Corp.	45,504	2,662,894
		12,319,138
IT Services–2.68%
Accenture PLC Class A	6,204	2,182,505
†Akamai Technologies, Inc.	7,841	749,992
Cognizant Technology Solutions Corp. Class A	48,225	3,708,502
International Business Machines Corp.	6,377	1,401,856
†Twilio, Inc. Class A	6,775	732,242
		8,775,097
Leisure Products–0.20%
†Mattel, Inc.	36,095	639,964
		639,964
Life Sciences Tools & Services–0.84%
†Avantor, Inc.	26,249	553,066
†Illumina, Inc.	16,350	2,184,851
		2,737,917
Machinery–5.30%
Caterpillar, Inc.	11,806	4,282,744
Cummins, Inc.	15,008	5,231,789
Donaldson Co., Inc.	11,526	776,276
Flowserve Corp.	3,148	181,073
Lincoln Electric Holdings, Inc.	5,728	1,073,828
†Middleby Corp.	6,380	864,171
Parker-Hannifin Corp.	4,781	3,040,859
Snap-on, Inc.	3,921	1,331,101
Stanley Black & Decker, Inc.	1,740	139,705
Watts Water Technologies, Inc. Class A	2,092	425,304
		17,346,850
Media–1.79%
Comcast Corp. Class A	149,592	5,614,188
News Corp. Class A	9,281	255,599
		5,869,787
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities–1.02%
Consolidated Edison, Inc.	5,511	$491,747
WEC Energy Group, Inc.	30,356	2,854,678
		3,346,425
Oil, Gas & Consumable Fuels–4.05%
APA Corp.	8,889	205,247
Chord Energy Corp.	1,482	173,275
EOG Resources, Inc.	37,837	4,638,060
Exxon Mobil Corp.	76,548	8,234,268
		13,250,850
Personal Care Products–1.18%
Estee Lauder Cos., Inc. Class A	10,481	785,866
Kenvue, Inc.	143,469	3,063,063
		3,848,929
Pharmaceuticals–5.97%
Bristol-Myers Squibb Co.	106,665	6,032,972
†Jazz Pharmaceuticals PLC	7,515	925,472
Johnson & Johnson	52,683	7,619,016
Merck & Co., Inc.	49,778	4,951,916
		19,529,376
Professional Services–1.41%
†CACI International, Inc. Class A	551	222,637
†FTI Consulting, Inc.	869	166,092
Jacobs Solutions, Inc.	6,733	899,664
KBR, Inc.	2,994	173,442
Leidos Holdings, Inc.	16,323	2,351,491
†Parsons Corp.	5,438	501,656
Science Applications International Corp.	2,751	307,507
		4,622,489
Real Estate Management & Development–0.26%
†Jones Lang LaSalle, Inc.	3,374	854,094
		854,094
Semiconductors & Semiconductor Equipment–2.87%
Amkor Technology, Inc.	19,415	498,771
Broadcom, Inc.	3,612	837,406
†Cirrus Logic, Inc.	1,681	167,394
KLA Corp.	5,816	3,664,778
Marvell Technology, Inc.	26,737	2,953,102
QUALCOMM, Inc.	8,239	1,265,675
		9,387,126
Software–3.85%
†Adobe, Inc.	4,147	1,844,088
†AppLovin Corp. Class A	5,143	1,665,458
†Dropbox, Inc. Class A	23,783	714,441
Microsoft Corp.	4,087	1,722,671
Oracle Corp.	2,378	396,270
LVIP American Century Disciplined Core Value Fund-3

LVIP American Century Disciplined Core Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
Salesforce, Inc.	5,269	$1,761,585
†Synopsys, Inc.	5,351	2,597,161
†Zoom Communications, Inc. Class A	23,297	1,901,268
		12,602,942
Specialized REITs–1.50%
Lamar Advertising Co. Class A	2,406	292,906
Public Storage	8,277	2,478,465
SBA Communications Corp.	10,407	2,120,947
		4,892,318
Specialty Retail–4.16%
Bath & Body Works, Inc.	44,277	1,716,619
Best Buy Co., Inc.	20,623	1,769,453
Gap, Inc.	38,657	913,465
Home Depot, Inc.	10,791	4,197,591
Lowe's Cos., Inc.	14,645	3,614,386
†Ulta Beauty, Inc.	1,127	490,166
Williams-Sonoma, Inc.	4,798	888,494
		13,590,174
Technology Hardware, Storage & Peripherals–2.82%
Apple, Inc.	16,101	4,032,013
Hewlett Packard Enterprise Co.	156,211	3,335,105
HP, Inc.	18,035	588,482
NetApp, Inc.	11,030	1,280,362
		9,235,962
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–1.92%
Columbia Sportswear Co.	5,147	$431,988
†Crocs, Inc.	4,068	445,568
NIKE, Inc. Class B	33,388	2,526,470
Ralph Lauren Corp.	8,085	1,867,473
†Skechers USA, Inc. Class A	14,768	993,000
		6,264,499
Trading Companies & Distributors–1.59%
†Core & Main, Inc. Class A	21,301	1,084,434
Ferguson Enterprises, Inc.	15,059	2,613,791
†GMS, Inc.	4,345	368,586
MSC Industrial Direct Co., Inc. Class A	6,520	486,979
Watsco, Inc.	759	359,682
WESCO International, Inc.	1,498	271,078
		5,184,550
Total Common Stock (Cost $275,073,607)		324,551,159

MONEY MARKET FUND–0.73%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.43%)	2,402,200	2,402,200
Total Money Market Fund (Cost $2,402,200)		2,402,200

TOTAL INVESTMENTS–99.97% (Cost $277,475,807)	326,953,359
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.03%	95,753
NET ASSETS APPLICABLE TO 38,183,379 SHARES OUTSTANDING–100.00%	$327,049,112
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY DISCIPLINED CORE VALUE FUND STANDARD CLASS ($10,670 / 1,245 Shares)	$8.569
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY DISCIPLINED CORE VALUE FUND STANDARD CLASS II ($292,641,794 / 34,165,952 Shares)	$8.565
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY DISCIPLINED CORE VALUE FUND SERVICE CLASS ($34,396,648 / 4,016,182 Shares)	$8.565
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$280,571,978
Distributable earnings/(accumulated loss)	46,477,134
TOTAL NET ASSETS	$327,049,112

LVIP American Century Disciplined Core Value Fund-4

LVIP American Century Disciplined Core Value Fund
Statement of Net Assets (continued)

†Non-income producing.

★Includes $22,083 expense reimbursement receivable from Lincoln Financial Investments Corporation, $71,022 payable for fund shares redeemed, $9,367 other accrued expenses payable, $202,456 due to manager and affiliates, $22,400 payable for audit fee and $29,520 payable for fund accounting fee as of December 31, 2024.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Disciplined Core Value Fund-5

LVIP American Century Disciplined Core Value Fund
Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Dividends	$6,625,103
Foreign taxes withheld	(5,295)
6,619,808
EXPENSES:
Management fees	2,020,246
Shareholder servicing fees	293,134
Distribution fees-Service Class	85,732
Accounting and administration expenses	60,731
Reports and statements to shareholders	39,559
Professional fees	37,056
Trustees’ fees and expenses	9,533
Custodian fees	4,079
Pricing fees	756
Consulting fees	441
Other	14,381
2,565,648
Less:
Expenses reimbursed	(83,574)
Total operating expenses	2,482,074
NET INVESTMENT INCOME	4,137,734
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	40,618,660
Net change in unrealized appreciation (depreciation) of:
Investments	(3,101,367)
Foreign currencies	(1,885)
Net change in unrealized appreciation (depreciation)	(3,103,252)
NET REALIZED AND UNREALIZED GAIN	37,515,408
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$41,653,142
See accompanying notes, which are an integral part of the financial statements.

LVIP American Century Disciplined Core Value Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/24	12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,137,734	$5,015,492
Net realized gain (loss)	40,618,660	(8,012,515)
Net change in unrealized appreciation (depreciation)	(3,103,252)	29,192,999
Net increase in net assets resulting from operations	41,653,142	26,195,976
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(109)	—
Standard Class II	(3,901,664)	(4,598,213)
Service Class	(372,054)	(430,663)
	(4,273,827)	(5,028,876)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	10,000	—
Standard Class II	10,804,264	14,505,405
Service Class	4,294,223	3,940,447
Reinvestment of dividends and distributions:
Standard Class	109	—
Standard Class II	3,901,664	4,598,213
Service Class	372,054	430,663
	19,382,314	23,474,728
Cost of shares redeemed:
Standard Class	—	—
Standard Class II	(54,832,583)	(65,467,557)
Service Class	(6,057,291)	(9,039,976)
	(60,889,874)	(74,507,533)
Decrease in net assets derived from capital share transactions	(41,507,560)	(51,032,805)
NET DECREASE IN NET ASSETS	(4,128,245)	(29,865,705)
NET ASSETS:
Beginning of year	331,177,357	361,043,062
End of year	$327,049,112	$331,177,357
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Disciplined Core Value Fund-6

LVIP American Century Disciplined Core Value Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
LVIP American Century Disciplined Core Value Fund Standard Class
4/29/24[1] to
12/31/24
Net asset value, beginning of period	$8.110
Income from investment operations:
Net investment income[2]	0.079
Net realized and unrealized gain	0.468
Total from investment operations	0.547
Less dividends and distributions from:
Net investment income	(0.088)
Total dividends and distributions	(0.088)
Net asset value, end of period	$8.569
Total return[3]	6.70%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11
Ratio of expenses to average net assets	0.61%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.65%
Ratio of net investment income to average net assets	1.35%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.31%
Portfolio turnover	83%

[1]	Date of commencement of operations of Standard Class; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Disciplined Core Value Fund-7

LVIP American Century Disciplined Core Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Disciplined Core Value Fund Standard Class II
	Year Ended
	12/31/24[1]	12/31/23[1]	12/31/22[1]	12/31/21[1]	12/31/20[1]
Net asset value, beginning of period	$7.670	$7.17	$10.72	$10.28	$10.02
Income (loss) from investment operations:
Net investment income[2]	0.105	0.11	0.14	0.11	0.19
Net realized and unrealized gain (loss)	0.901	0.50	(1.20)	2.13	0.73
Total from investment operations	1.006	0.61	(1.06)	2.24	0.92
Less dividends and distributions from:
Net investment income	(0.111)	(0.11)	(0.14)	(0.11)	(0.18)
Net realized gain	—	—	(2.35)	(1.69)	(0.48)
Total dividends and distributions	(0.111)	(0.11)	(2.49)	(1.80)	(0.66)
Net asset value, end of period	$8.565	$7.67	$7.17	$10.72	$10.28
Total return[3]	13.09%	8.65%	(12.74% )	23.65%	11.81%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$292,641	$299,110	$326,453	$410,287	$362,015
Ratio of expenses to average net assets	0.71%	0.71%	0.71%	0.70%	0.70%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.74%	—	—	—	—
Ratio of net investment income to average net assets	1.25%	1.51%	1.77%	1.09%	2.03%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.22%	—	—	—	—
Portfolio turnover	83%	109%	217%	248%	163%

[1]
The Fund adopted the accounting and performance history of the American Century Investments® VP Disciplined Core Value Fund Class I, a former portfolio of American
Century Variable Portfolios, Inc., as a result of a reorganization on April 29, 2024.  Pre-inception information shown is that of the Predecessor Fund's Class I shares.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Disciplined Core Value Fund-8

LVIP American Century Disciplined Core Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Disciplined Core Value Fund Service Class
	Year Ended
	12/31/24[1]	12/31/23[1]	12/31/22[1]	12/31/21[1]	12/31/20[1]
Net asset value, beginning of period	$7.670	$7.18	$10.72	$10.28	$10.03
Income (loss) from investment operations:
Net investment income[2]	0.084	0.09	0.12	0.09	0.16
Net realized and unrealized gain (loss)	0.903	0.49	(1.19)	2.13	0.73
Total from investment operations	0.987	0.58	(1.07)	2.22	0.89
Less dividends and distributions from:
Net investment income	(0.092)	(0.09)	(0.12)	(0.09)	(0.16)
Net realized gain	—	—	(2.35)	(1.69)	(0.48)
Total dividends and distributions	(0.092)	(0.09)	(2.47)	(1.78)	(0.64)
Net asset value, end of period	$8.565	$7.67	$7.18	$10.72	$10.28
Total return[3]	12.84%	8.24%	(12.83% )	23.34%	11.45%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$34,397	$32,068	$34,590	$40,762	$30,024
Ratio of expenses to average net assets	0.96%	0.96%	0.96%	0.95%	0.95%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.99%	0.96%	0.96%	0.95%	0.95%
Ratio of net investment income to average net assets	1.00%	1.26%	1.52%	0.84%	1.78%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.97%	1.26%	1.52%	0.84%	1.78%
Portfolio turnover	83%	109%	217%	248%	163%

[1]
The Fund adopted the accounting and performance history of the American Century Investments® VP Disciplined Core Value Fund Class II, a former portfolio of
American Century Variable Portfolios, Inc., as a result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund's Class II shares.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Disciplined Core Value Fund-9

LVIP American Century Disciplined Core Value Fund
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Century Disciplined Core Value Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund adopted the accounting and performance history of the American Century Investments® VP Disciplined Core Value Fund, a former portfolio of American Century Variable Portfolios, Inc., (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on April 29, 2024. The Fund was established as a "shell" fund, organized solely in connection with the reorganization for the purpose of acquiring the assets and liabilities of the Predecessor Fund and continuing the operations of the Predecessor Fund. The Fund had no investment operations or performance history prior to the reorganization date. The Predecessor Fund is the accounting survivor for financial reporting purposes. Pre-inception information for Standard Class II shares and Service Class shares shown is that of the Predecessor Fund’s Class I shares and Class II shares. The Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The Fund’s investment objective is to seek capital growth.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
LVIP American Century Disciplined Core Value Fund-10

LVIP American Century Disciplined Core Value Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution and administration expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, effective April 29, 2024, LFI receives a management fee at an annual rate of 0.55% of the first $5 billion of the Fund’s average daily net assets; and 0.50% of the Fund’s average daily net assets in excess of $5 billion.   The management fee is calculated daily and paid monthly.   Prior to April 29, 2024, a single, unified management fee per class was paid by the Predecessor Fund to American Century Investment Management, Inc. (ACIM) (the “Predecessor Advisor”), in the amount of $770,422. The fee included all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services.
Effective April 29, 2024, LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund Fees and expenses) exceed 0.61% of the Fund’s average daily net assets for the Standard Class, 0.71% for the Standard Class II and 0.96% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LVIP American Century Disciplined Core Value Fund-11

LVIP American Century Disciplined Core Value Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended December 31, 2024, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2027	Total
LFI	$83,574	$83,574
American Century Investment Management, Inc. (“American Century”) is responsible for managing the Fund’s investment portfolio. For these services, LFI, not the Fund, pays American Century a fee based on the Fund’s average daily net assets.
Effective April 29, 2024, Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$18,187
Legal	2,759
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets for the Standard Class shares and 0.129% of the Fund's average daily net assets for each of the Standard Class II shares and Service Class shares respectively. The fee is calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $2 for the year ended December 31, 2024.
The Fund currently offers three classes of shares: the Standard Class, Standard Class II  and the Service Class. The three classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”) and each share class is subject to its own administrative fee schedule. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2024, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$22,083
Management fees payable to LFI	157,881
Distribution fees payable to LFD	7,545
Shareholder servicing fees payable to Lincoln Life	37,030
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   Pursuant to these procedures, for the year ended December 31, 2024, the Fund engaged in securities sales of $1,203,127, which resulted in net realized gains of $254,046.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP American Century Disciplined Core Value Fund-12

LVIP American Century Disciplined Core Value Fund
Notes to Financial Statements (continued)
3. Investments
For the year ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$279,664,583
Sales	320,604,203
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments	$278,656,971
Aggregate unrealized appreciation of investments	$57,812,248
Aggregate unrealized depreciation of investments	(9,515,935)
Net unrealized appreciation of investments	$48,296,313
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$324,551,159	$—	$—	$324,551,159
Money Market Fund	2,402,200	—	—	2,402,200
Total Investments	$326,953,359	$—	$—	$326,953,359
There were no Level 3 investments at the beginning or end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale loss deferrals and adjustments related to distributions from underlying real estate investment trusts (REITS).   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Year Ended
	12/31/24	12/31/23
Ordinary income	$4,273,827	$5,028,876
LVIP American Century Disciplined Core Value Fund-13

LVIP American Century Disciplined Core Value Fund
Notes to Financial Statements (continued)
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$3,684
Capital loss carryforward	(1,822,863)
Net unrealized appreciation	48,296,313
Distributable earnings/(accumulated loss)	$46,477,134
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, there were no permanent differences requiring a reclassification.
As of December 31, 2024, the Fund had the following capital loss carryforwards for federal income tax purposes:
Post-Enactment Losses (No Expiration)
Short-Term	Total
$1,822,863	$1,822,863
In 2024, the Fund utilized $40,738,854 of capital loss carryforwards.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/24*	12/31/23
Shares sold:
Standard Class	1,233	—
Standard Class II	1,290,592	2,013,053
Service Class	514,749	548,101
Shares reinvested:
Standard Class	12	—
Standard Class II	445,490	645,974
Service Class	42,449	60,536
	2,294,525	3,267,664
Shares redeemed:
Standard Class	—	—
Standard Class II	(6,586,855)	(9,141,472)
Service Class	(723,083)	(1,246,279)
	(7,309,938)	(10,387,751)
Net decrease	(5,015,413)	(7,120,087)

*	Date of commencement of operations of Standard class is April 29, 2024.
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
LVIP American Century Disciplined Core Value Fund-14

LVIP American Century Disciplined Core Value Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the year ended December 31, 2024. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP American Century Disciplined Core Value Fund-15

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP American Century Disciplined Core Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP American Century Disciplined Core Value Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2024, and the related statements of operations and changes in net assets and the financial highlights for the year then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of its operations, changes in its net assets and its financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.
The statement of changes in net assets for the year ended December 31, 2023, and financial highlights for each of the four years in the period ended December 31, 2023, were audited by another independent registered public accounting firm whose report, dated February 12, 2024, expressed an unqualified opinion on that statement of changes in net assets and those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and others. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP American Century Disciplined Core Value Fund–16

LVIP American Century Inflation Protection Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP American Century Inflation Protection Fund

LVIP American Century Inflation Protection Fund
Statement of Net Assets
December 31, 2024

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.35%
•Federal National Mortgage Association Connecticut Avenue Securities Series 2022-R03 1M1 6.67% (SOFR30A + 2.10%) 3/25/42	621,780	$631,607
•Freddie Mac STACR REMIC Trust Series 2021-DNA7 M1 5.42% (SOFR30A + 0.85%) 11/25/41	1,136,403	1,135,944
Total Agency Collateralized Mortgage Obligations (Cost $1,754,397)		1,767,551
AGENCY MORTGAGE-BACKED SECURITIES–15.08%
Fannie Mae S.F. 30 yr
2.50% 1/1/52	10,852,016	8,934,732
4.00% 9/1/52	13,438,777	12,301,322
5.50% 1/1/53	5,278,738	5,212,764
Freddie Mac S.F. 30 yr
2.50% 11/1/50	1,225,712	1,011,653
3.50% 8/1/52	2,746,869	2,433,566
4.00% 11/1/52	3,304,659	3,033,460
4.50% 10/1/52	2,462,490	2,320,393
4.50% 4/1/53	2,692,430	2,537,497
5.50% 10/1/54	4,113,783	4,065,018
6.00% 11/1/53	5,071,443	5,099,737
GNMA II S.F. 30 yr
2.00% 10/20/50	3,191,790	2,555,166
3.00% 9/20/51	4,655,927	4,045,113
4.00% 10/20/52	5,498,440	5,067,419
5.00% 8/20/53	8,145,410	7,911,519
5.50% 11/20/52	2,547,359	2,536,720
5.50% 12/20/52	2,179,052	2,166,354
6.00% 11/20/54	5,062,251	5,104,609
Total Agency Mortgage-Backed Securities (Cost $78,586,577)		76,337,042
AGENCY OBLIGATIONS–5.72%
Federal Home Loan Mortgage Corp. 6.25% 7/15/32	3,155,000	3,496,618
Federal National Mortgage Association 6.63% 11/15/30	18,825,000	20,900,650
Tennessee Valley Authority
3.88% 3/15/28	2,535,000	2,500,747
4.70% 7/15/33	2,058,000	2,061,075
Total Agency Obligations (Cost $30,488,456)		28,959,090
ΔCORPORATE BONDS–6.93%
United Kingdom–0.27%
Nationwide Building Society 5.13% 7/29/29	1,385,000	1,386,252
		1,386,252
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States–6.66%
AbbVie, Inc. 2.95% 11/21/26	1,200,000	$1,165,753
Accenture Capital, Inc. 4.05% 10/4/29	458,000	444,546
Amgen, Inc. 5.25% 3/2/33	1,145,000	1,136,548
Athene Global Funding
4.86% 8/27/26	1,330,000	1,328,585
5.35% 7/9/27	1,025,000	1,035,034
μBank of America Corp.
5.47% 1/23/35	510,000	510,558
5.82% 9/15/29	355,000	363,765
Caterpillar Financial Services Corp. 3.65% 8/12/25	3,160,000	3,144,037
μCharles Schwab Corp. 5.38% 6/1/25	1,370,000	1,362,704
Citibank NA
μ4.88% 11/19/27	1,350,000	1,351,082
4.93% 8/6/26	897,000	900,569
μCitigroup, Inc.
5.83% 2/13/35	670,000	666,721
6.27% 11/17/33	120,000	125,832
Duke Energy Corp. 5.45% 6/15/34	770,000	768,756
GA Global Funding Trust 4.40% 9/23/27	1,360,000	1,340,607
Hewlett Packard Enterprise Co. 4.40% 9/25/27	797,000	788,639
Highwoods Realty LP 3.88% 3/1/27	1,375,000	1,336,789
Intel Corp. 2.45% 11/15/29	1,050,000	921,550
μJPMorgan Chase & Co.
4.01% 4/23/29	558,000	541,006
4.51% 10/22/28	552,000	547,118
5.00% 7/22/30	1,375,000	1,369,054
5.30% 7/24/29	740,000	747,441
6.09% 10/23/29	1,524,000	1,580,757
Keysight Technologies, Inc. 4.60% 4/6/27	655,000	651,575
Oncor Electric Delivery Co. LLC 4.30% 5/15/28	2,205,000	2,176,767
Roche Holdings, Inc. 2.31% 3/10/27	1,930,000	1,841,284
Toyota Motor Credit Corp. 4.35% 10/8/27	1,640,000	1,628,522
μTruist Financial Corp. 6.12% 10/28/33	2,034,000	2,117,878
μU.S. Bank NA 4.51% 10/22/27	1,340,000	1,332,758
μWells Fargo & Co.
5.39% 4/24/34	175,000	173,053
6.30% 10/23/29	275,000	286,188
		33,685,476
Total Corporate Bonds (Cost $35,286,765)		35,071,728
LVIP American Century Inflation Protection Fund-1

LVIP American Century Inflation Protection Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS–0.48%
Golden State Tobacco Securitization Corp. Series B 2.75% 6/1/34	1,120,000	$942,592
University of California Series BG 1.32% 5/15/27	1,605,000	1,491,169
Total Municipal Bonds (Cost $2,628,629)		2,433,761
NON-AGENCY ASSET-BACKED SECURITIES–3.16%
•Bean Creek CLO Ltd. Series 2015-1A AR 5.90% (TSFR03M + 1.28%) 4/20/31	405,189	405,452
Blackbird Capital II Aircraft Lease Ltd. Series 2021-1A A 2.44% 7/15/46	976,098	890,818
Dryden 43 Senior Loan Fund Series 2016-43A B2R2 3.09% 4/20/34	3,000,000	2,677,002
FirstKey Homes Trust Series 2020-SFR2 D 1.97% 10/19/37	1,500,000	1,459,951
Goodgreen Trust
Series 2020-1A A 2.63% 4/15/55	793,804	645,058
Series 2021-1A A 2.66% 10/15/56	309,982	251,688
Hilton Grand Vacations Trust Series 2019-AA B 2.54% 7/25/33	503,770	491,268
•KKR CLO 22 Ltd. Series 22A A 6.03% (TSFR03M + 1.41%) 7/20/31	1,515,886	1,518,270
•KKR Static CLO I Ltd. Series 2022-1A BR 6.63% (TSFR03M + 2.00%) 7/20/31	1,975,000	1,975,000
•Magnetite XLI Ltd. Series 2024-41A B 5.91% (TSFR03M + 1.60%) 1/25/38	1,450,000	1,450,248
•Palmer Square CLO Ltd.
Series 2014-1A A1R2 6.04% (TSFR03M + 1.39%) 1/17/31	244,290	244,363
Series 2024-4A A2 5.83% (TSFR03M + 1.50%) 1/15/38	775,000	775,421
Sierra Timeshare Receivables Funding LLC Series 2021-1A B 1.34% 11/20/37	847,276	821,115
Subway Funding LLC Series 2024-1A A2II 6.27% 7/30/54	722,000	734,530
Switch ABS Issuer LLC Series 2024-2A A2 5.44% 6/25/54	825,000	822,928
•Towd Point Mortgage Trust Series 2024-CES3 A1 6.29% 5/25/64	793,029	799,990
Total Non-Agency Asset-Backed Securities (Cost $16,607,993)		15,963,102
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–7.89%
ABN AMRO Mortgage Corp. Series 2003-4 A4 5.50% 3/25/33	10,065	$9,857
•Agate Bay Mortgage Trust Series 2015-7 A3 3.50% 10/25/45	435,120	387,877
•Angel Oak Mortgage Trust
Series 2019-5 A3 2.92% 10/25/49	147,637	144,729
Series 2019-6 A3 2.93% 11/25/59	181,251	177,147
•Arroyo Mortgage Trust
Series 2021-1R A2 1.48% 10/25/48	358,573	306,946
Series 2021-1R A3 1.64% 10/25/48	292,520	250,633
Bank5 Series 2024-5YR7 A3 5.77% 6/15/57	1,983,000	2,025,217
φ•BRAVO Residential Funding Trust Series 2024-NQM4 A1B 4.35% 1/25/60	1,526,434	1,455,373
Cendant Mortgage Corp. Series 2003-6 A3 5.25% 7/25/33	70,767	67,833
•Chase Home Lending Mortgage Trust
Series 2024-10 A4 6.00% 10/25/55	1,671,527	1,681,899
Series 2024-2 A4A 6.00% 2/25/55	622,704	626,222
Series 2024-9 A4 5.50% 9/25/55	1,929,311	1,919,937
Series 2024-9 A6 5.50% 9/25/55	880,269	876,739
•Citigroup Mortgage Loan Trust Series 2024-CMI1 A11 5.50% 6/25/54	2,644,790	2,629,319
•CSMC Trust
Series 2015-WIN1 A10 3.50% 12/25/44	196,832	177,705
Series 2021-NQM2 A3 1.54% 2/25/66	402,619	359,713
Deephaven Residential Mortgage Trust Series 2020-2 A3 2.86% 5/25/65	932,417	922,196
•GCAT Trust Series 2024-INV3 A6 5.50% 9/25/54	1,014,711	1,008,596
•JP Morgan Mortgage Trust
Series 2014-5 A1 2.70% 10/25/29	309,284	299,700
Series 2016-1 A7 3.50% 5/25/46	1,095,463	972,591
Series 2024-10 A4 5.50% 3/25/55	1,690,800	1,682,369
Series 2024-10 A6 5.50% 3/25/55	1,364,743	1,359,087
LVIP American Century Inflation Protection Fund-2

LVIP American Century Inflation Protection Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•JP Morgan Mortgage Trust (continued)
Series 2024-11 A4 6.00% 4/25/55	2,407,957	$2,423,026
Series 2024-11 A6 6.00% 4/25/55	1,038,600	1,043,062
Series 2024-5 A6 6.00% 11/25/54	1,273,785	1,278,233
Series 2024-6 A6 6.00% 12/25/54	889,638	892,876
Series 2024-9 A6 5.50% 2/25/55	1,505,662	1,499,537
Series 2024-INV1 A4 6.00% 4/25/55	1,380,594	1,388,942
φ•MFA Trust Series 2024-NQM2 A1 5.27% 8/25/69	1,949,239	1,936,427
•Provident Funding Mortgage Trust Series 2024-1 A3 5.50% 12/25/54	2,182,696	2,168,839
•Rate Mortgage Trust Series 2024-J3 A8 5.50% 10/25/54	595,400	592,385
•RCKT Mortgage Trust Series 2024-CES3 A1A 6.59% 5/25/44	571,993	579,119
•Sequoia Mortgage Trust
Series 2017-7 A7 3.50% 10/25/47	732,811	646,312
Series 2024-10 A11 5.50% 11/25/54	1,261,526	1,255,152
Series 2024-10 A5 5.50% 11/25/54	994,950	988,780
Series 2024-6 A11 6.00% 7/27/54	600,168	601,349
Series 2024-9 A5 5.50% 10/25/54	1,549,425	1,540,097
•STAR Trust Series 2021-1 A1 1.22% 5/25/65	847,659	755,073
•Verus Securitization Trust Series 2021-1 A3 1.16% 1/25/66	774,555	685,243
•Vista Point Securitization Trust Series 2020-2 A3 2.50% 4/25/65	331,373	315,820
Total Non-Agency Collateralized Mortgage Obligations (Cost $40,538,780)		39,931,957
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.76%
Aligned Data Centers Issuer LLC Series 2021-1A B 2.48% 8/15/46	1,500,000	1,423,339
Bank5 Trust Series 2024-5YR6 A3 6.23% 5/15/57	1,061,000	1,101,609
BBCMS Mortgage Trust Series 2024-5C27 A3 6.01% 7/15/57	519,000	536,052
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•Benchmark Mortgage Trust Series 2024-V8 A3 6.19% 7/15/57	1,831,000	$1,901,930
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-AON A 4.13% 7/5/31	3,055,000	2,843,832
•NJ Trust Series 2023-GSP A 6.48% 1/6/29	1,075,000	1,118,459
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $9,222,957)		8,925,221
U.S. TREASURY OBLIGATIONS–53.70%
U.S. Treasury Inflation Indexed Bonds
0.13% 2/15/51	6,365,153	3,500,155
0.13% 2/15/52	5,544,820	3,004,328
0.25% 2/15/50	10,718,432	6,245,919
0.63% 2/15/43	17,519,960	12,826,841
0.75% 2/15/42	11,295,576	8,649,883
0.75% 2/15/45	14,141,747	10,240,873
0.88% 1/15/29	5,125,410	4,893,412
0.88% 2/15/47	6,799,676	4,915,938
1.00% 2/15/46	9,791,523	7,370,583
1.00% 2/15/48	3,456,108	2,542,860
1.00% 2/15/49	250,880	182,713
1.38% 7/15/33	23,322,565	21,816,644
1.38% 2/15/44	15,033,729	12,503,083
1.75% 1/15/28	9,200,032	9,132,358
1.88% 7/15/34	18,358,770	17,789,560
2.13% 4/15/29	3,469,734	3,473,923
2.38% 1/15/27	5,844,569	5,900,014
2.50% 1/15/29	7,167,225	7,292,739
3.38% 4/15/32	889,160	962,308
3.63% 4/15/28	4,285,714	4,497,375
U.S. Treasury Inflation Indexed Notes
0.13% 4/15/25	5,254,729	5,222,217
*0.13% 7/15/26	8,230,375	8,037,762
0.13% 10/15/26	716,193	696,269
0.13% 4/15/27	6,148,780	5,893,441
0.13% 1/15/30	13,532,266	12,289,806
0.13% 1/15/31	12,125,700	10,761,082
0.13% 7/15/31	17,018,054	14,979,363
0.13% 1/15/32	8,164,536	7,076,747
0.38% 7/15/27	11,807,068	11,394,022
0.50% 1/15/28	19,515,120	18,655,266
0.63% 7/15/32	10,103,520	9,029,124
∞1.13% 1/15/33	9,590,104	8,820,114
1.25% 4/15/28	3,683,225	3,588,502
1.63% 10/15/29	501,585	493,157
1.75% 1/15/34	4,646,632	4,454,628
LVIP American Century Inflation Protection Fund-3

LVIP American Century Inflation Protection Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Inflation Indexed Notes (continued)
2.38% 10/15/28	2,576,375	$2,616,261
Total U.S. Treasury Obligations (Cost $307,670,838)		271,749,270

	Number of Shares
MONEY MARKET FUND–4.30%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.43%)	21,757,757	21,757,757
Total Money Market Fund (Cost $21,757,757)		21,757,757

TOTAL INVESTMENTS–99.37% (Cost $544,543,149)	$502,896,479
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.63%	3,192,012
NET ASSETS APPLICABLE TO 55,196,252 SHARES OUTSTANDING –100.00%	$506,088,491
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY INFLATION PROTECTION FUND STANDARD CLASS ($10,351 / 1,126 Shares)		$9.193
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY INFLATION PROTECTION FUND STANDARD CLASS II ($97,477,882 / 10,609,323 Shares)		$9.188
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY INFLATION PROTECTION FUND SERVICE CLASS ($408,600,258 / 44,585,803 Shares)		$9.164
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)		$590,627,043
Distributable earnings/(accumulated loss)		(84,538,552)
TOTAL NET ASSETS		$506,088,491

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

ΔSecurities have been classified by country of origin.
μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2024. Rate will reset at a future date.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at December 31, 2024.
*Fully or partially pledged as collateral for derivatives.
∞Fully or partially pledged as collateral for futures contracts.
LVIP American Century Inflation Protection Fund-4

LVIP American Century Inflation Protection Fund
Statement of Net Assets (continued)

★Includes $48,543 expense reimbursement receivable from Lincoln Financial Investments Corporation, $14,159,924 variation margin due from brokers on centrally cleared swap contracts, $438,798 payable for fund shares redeemed, $4,873,529 cash collateral due to brokers for certain open bilateral derivatives, $17,023 other accrued expenses payable, $278,015 due to manager and affiliates, $14,054,993 variation margin due to broker on futures contracts, $40,000 payable for audit fee and $38,343 payable for fund accounting fee as of December 31,
2024.

The following futures contracts and swap contracts were outstanding at December 31, 2024:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
25	U.S. Treasury 10 yr Ultra Notes	$2,781,981	$2,828,169	3/20/25	$—	$(46,188)
14	U.S. Treasury 5 yr Notes	1,488,265	1,494,199	3/31/25	—	(5,934)
Total Futures Contracts					$—	$(52,122)
Swap Contracts1
Inflation Swap Contracts
	Notional Amount[3]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	9,000,000	2.24%	1/12/26	$1,082,633	$1,082,633	$—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	1,000,000	1.88%	11/21/29	149,325	149,325	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	4,000,000	1.08%	6/4/25	720,461	720,461	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	6,100,000	1.80%	10/21/29	955,285	955,285	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	18,300,000	2.37%	2/2/29	116,177	116,177	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	4,900,000	2.49%	2/2/34	(3,044)	—	(3,044)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	3,400,000	2.66%	8/2/30	(27,876)	—	(27,876)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	10,800,000	2.65%	8/2/33	(134,932)	—	(134,932)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	8,000,000	1.63%	6/25/30	1,487,693	1,487,693	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	11,500,000	2.31%	3/28/28	1,188,396	1,188,396	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	5,000,000	1.87%	11/25/29	750,984	750,984	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	3,200,000	2.62%	3/2/33	(15,078)	—	(15,078)
LVIP American Century Inflation Protection Fund-5

LVIP American Century Inflation Protection Fund
Statement of Net Assets (continued)
Swap Contracts1
Inflation Swap Contracts (continued)
	Notional Amount[3]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared: (continued)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	5,000,000	2.15%	11/20/27	$629,193	$629,193	$—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	10,500,000	2.44%	2/2/30	104,398	104,398	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	10,000,000	2.50%	9/3/31	679,761	679,761	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	5,000,000	2.47%	5/3/28	29,026	29,026	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	3,500,000	2.50%	5/3/33	4,943	4,943	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	10,000,000	2.50%	8/9/26	56,642	56,642	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	3,000,000	1.29%	5/19/30	616,170	616,170	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	11,700,000	2.39%	8/2/29	13,433	13,433	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	1,400,000	2.52%	11/4/29	(4,034)	—	(4,034)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	1,400,000	2.52%	11/4/29	(4,034)	—	(4,034)
					8,584,520	(188,998)

	Notional Amount[3]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
GSI–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	2,500,000	2.28%	11/16/26	$282,049	$282,049	$—
BCLY–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	15,100,000	2.90%	12/21/27	(1,916,067)	—	(1,916,067)
GSI–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	2,500,000	2.25%	11/15/26	292,223	292,223	—
BOA–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	1,750,000	2.22%	4/13/27	199,621	199,621	—
LVIP American Century Inflation Protection Fund-6

LVIP American Century Inflation Protection Fund
Statement of Net Assets (continued)
Swap Contracts1
Inflation Swap Contracts (continued)
	Notional Amount[3]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter: (continued)
BCLY–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	3,600,000	2.78%	7/2/44	$(237,696)	$—	$(237,696)
BOA–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	3,000,000	1.79%	8/27/25	452,021	452,021	—
GSI–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	1,500,000	1.87%	5/23/26	243,084	243,084	—
GSI–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	13,000,000	1.92%	5/31/26	2,025,969	2,025,969	—
GSI–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	12,500,000	1.77%	6/16/26	2,147,188	2,147,188	—
BOA–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	7,000,000	2.24%	4/11/27	781,738	781,738	—
BOA–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	4,000,000	2.24%	4/28/27	449,688	449,688	—
					6,873,581	(2,153,763)
Total Inflation Swap Contracts				$13,115,340	$15,458,101	$(2,342,761)

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 7 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through December 31, 2024.
[3] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:
BCLY–Barclays Bank
BOA–Bank of America
CLO–Collateralized Loan Obligation
GNMA–Government National Mortgage Association
GSI–Goldman Sachs International
REMIC–Real Estate Mortgage Investment Conduits
S.F.–Single Family
SOFR30A–Secured Overnight Financing Rate 30 Days Average
STACR–Structured Agency Credit Risk
TSFR03M–3 Month Term Secured Overnight Financing Rate
USA-CPI-U–United States Consumer Price Index for All Urban Consumers
USD–United States Dollar
LVIP American Century Inflation Protection Fund-7

LVIP American Century Inflation Protection Fund
Statement of Net Assets (continued)
Summary of Abbreviations: (continued)
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Inflation Protection Fund-8

LVIP American Century Inflation Protection Fund
Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Interest	$21,652,555
EXPENSES:
Management fees	1,939,287
Distribution fees-Service Class	1,096,977
Shareholder servicing fees	459,739
Accounting and administration expenses	83,591
Professional fees	61,455
Reports and statements to shareholders	32,593
Custodian fees	28,276
Trustees’ fees and expenses	25,140
Pricing fees	7,067
Consulting fees	678
Other	3,721
3,738,524
Less:
Expenses reimbursed	(151,586)
Total operating expenses	3,586,938
NET INVESTMENT INCOME	18,065,617
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(18,762,118)
Foreign currencies	(102)
Foreign currency exchange contracts	436,124
Futures contracts	(48,562)
Swap contracts	8,359,396
Net realized loss	(10,015,262)
Net change in unrealized appreciation (depreciation) of:
Investments	7,480,268
Foreign currencies	(3,996)
Foreign currency exchange contracts	478,416
Futures contracts	(2,056,771)
Swap contracts	(5,506,551)
Net change in unrealized appreciation (depreciation)	391,366
NET REALIZED AND UNREALIZED LOSS	(9,623,896)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,441,721
See accompanying notes, which are an integral part of the financial statements.

LVIP American Century Inflation Protection Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/24	12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$18,065,617	$20,089,574
Net realized loss	(10,015,262)	(17,607,704)
Net change in unrealized appreciation (depreciation)	391,366	17,319,272
Net increase in net assets resulting from operations	8,441,721	19,801,142
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(350)	—
Standard Class II	(3,612,895)	(3,678,268)
Service Class	(14,692,312)	(16,272,832)
Return of capital:
Standard Class	(16)	—
Standard Class II	(223,292)	—
Service Class	(982,021)	—
	(19,510,886)	(19,951,100)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	10,000	—
Standard Class II	32,502,238	26,032,466
Service Class	54,921,855	54,292,743
Reinvestment of dividends and distributions:
Standard Class	366	—
Standard Class II	3,836,187	3,678,268
Service Class	15,674,333	16,272,832
	106,944,979	100,276,309
Cost of shares redeemed:
Standard Class	—	—
Standard Class II	(38,873,743)	(30,472,748)
Service Class	(124,561,434)	(118,012,472)
	(163,435,177)	(148,485,220)
Decrease in net assets derived from capital share transactions	(56,490,198)	(48,208,911)
NET DECREASE IN NET ASSETS	(67,559,363)	(48,358,869)
NET ASSETS:
Beginning of year	573,647,854	622,006,723
End of year	$506,088,491	$573,647,854
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Inflation Protection Fund-9

LVIP American Century Inflation Protection Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
LVIP American Century Inflation Protection Fund Standard Class
4/29/24[1] to
12/31/24
Net asset value, beginning of period	$9.200
Income from investment operations:
Net investment income[2]	0.236
Net realized and unrealized gain	0.094
Total from investment operations	0.330
Less dividends and distributions from:
Net investment income	(0.322)
Return of capital	(0.015)
Total dividends and distributions	(0.337)
Net asset value, end of period	$9.193
Total return[3]	3.52%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10
Ratio of expenses to average net assets	0.36%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.40%
Ratio of net investment income to average net assets	3.66%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.62%
Portfolio turnover	65%

[1]	Date of commencement of operations of Standard Class; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Inflation Protection Fund-10

LVIP American Century Inflation Protection Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Inflation Protection Fund Standard Class II
	Year Ended
	12/31/24[1]	12/31/23[1]	12/31/22[1]	12/31/21[1]	12/31/20[1]
Net asset value, beginning of period	$9.390	$9.40	$11.44	$11.11	$10.28
Income (loss) from investment operations:
Net investment income[2]	0.336	0.34	0.50	0.39	0.16
Net realized and unrealized gain (loss)	(0.161)	(0.01)	(1.94)	0.32	0.84
Total from investment operations	0.175	0.33	(1.44)	0.71	1.00
Less dividends and distributions from:
Net investment income	(0.356)	(0.34)	(0.51)	(0.38)	(0.17)
Net realized gain	—	—	(0.06)	—	—
Return of capital	(0.021)	—	(0.03)	—	—
Total dividends and distributions	(0.377)	(0.34)	(0.60)	(0.38)	(0.17)
Net asset value, end of period	$9.188	$9.39	$9.40	$11.44	$11.11
Total return[3]	1.82%	3.60%	(12.88% )	6.61%	9.81%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$97,478	$101,999	$102,827	$126,346	$123,185
Ratio of expenses to average net assets	0.46%	0.64%	0.52%	0.46%	0.47%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.49%	—	—	—	—
Ratio of net investment income to average net assets	3.56%	3.55%	4.87%	3.48%	1.53%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.53%	—	—	—	—
Portfolio turnover	65%	28%	86%	64%	66%

[1]
The Fund adopted the accounting and performance history of the American Century Investments® VP Inflation Protection Fund Class I, a former portfolio of American
Century Variable Portfolios, Inc., as a result of a reorganization on April 29, 2024.  Pre-inception information shown is that of the Predecessor Fund's Class I shares.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Inflation Protection Fund-11

LVIP American Century Inflation Protection Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Inflation Protection Fund Service Class
	Year Ended
	12/31/24[1]	12/31/23[1]	12/31/22[1]	12/31/21[1]	12/31/20[1]
Net asset value, beginning of period	$9.370	$9.37	$11.42	$11.09	$10.26
Income (loss) from investment operations:
Net investment income[2]	0.312	0.31	0.48	0.36	0.14
Net realized and unrealized gain (loss)	(0.163)	— [3]	(1.95)	0.32	0.84
Total from investment operations	0.149	0.31	(1.47)	0.68	0.98
Less dividends and distributions from:
Net investment income	(0.334)	(0.31)	(0.49)	(0.35)	(0.15)
Net realized gain	—	—	(0.06)	—	—
Return of capital	(0.021)	—	(0.03)	—	—
Total dividends and distributions	(0.355)	(0.31)	(0.58)	(0.35)	(0.15)
Net asset value, end of period	$9.164	$9.37	$9.37	$11.42	$11.09
Total return[4]	1.54%	3.40%	(13.08% )	6.27%	9.55%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$408,600	$471,649	$519,180	$664,287	$514,161
Ratio of expenses to average net assets	0.71%	0.89%	0.77%	0.71%	0.72%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.74%	—	—	—	—
Ratio of net investment income to average net assets	3.31%	3.30%	4.62%	3.23%	1.28%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.28%	—	—	—	—
Portfolio turnover	65%	28%	86%	64%	66%

[1]
The Fund adopted the accounting and performance history of the American Century Investments® VP Inflation Protection Fund Class II, a former portfolio of American
Century Variable Portfolios, Inc., as a result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund's Class II shares.

[2]	The average shares outstanding method has been applied for per share information.
[3]	Per-share amount was less than $0.005.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Inflation Protection Fund-12

LVIP American Century Inflation Protection Fund
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Century Inflation Protection Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund adopted the accounting and performance history of the American Century Investments® VP Inflation Protection Fund, a former portfolio of American Century Variable Portfolios II, Inc., (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on April 29, 2024. The Fund was established as a "shell" fund, organized solely in connection with the reorganization for the purpose of acquiring the assets and liabilities of the Predecessor Fund and continuing the operations of the Predecessor Fund. The Fund had no investment operations or performance history prior to the reorganization date. The Predecessor Fund is the accounting survivor for financial reporting purposes. Pre-inception information for Standard Class II shares and Service Class shares shown is that of the Predecessor Fund’s Class I shares and Class II shares. The Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The Fund’s investment objective is to pursue long-term total return using a strategy that seeks to protect against U.S. inflation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.   Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended
LVIP American Century Inflation Protection Fund-13

LVIP American Century Inflation Protection Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution and administration expenses relating to a specific class are charged directly to that class.
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies”. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of December 31, 2024, the value and cost of foreign currency held by the LVIP American Century Inflation Protection Fund is $33 and $33 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, effective April 29, 2024, LFI receives a management fee at an annual rate of 0.31% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.   Prior to April 29, 2024, a single, unified management fee per class was paid by the Predecessor Fund to American Century Investment Management, Inc. (ACIM) (the “Predecessor Advisor”), in the amount of $834,472. The fee included all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of independent directors (including legal counsel fees), extraordinary expenses and expenses incurred in connection with the provision of shareholder services and distribution services.
LVIP American Century Inflation Protection Fund-14

LVIP American Century Inflation Protection Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Effective April 29, 2024, LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.36% of the Fund’s average daily net assets for the Standard Class, 0.46% for the Standard Class II and 0.71% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended December 31, 2024, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2027	Total
LFI	$151,586	$151,586
American Century Investment Management, Inc. (“American Century”) is responsible for managing the Fund’s investment portfolio. For these services, LFI, not the Fund, pays American Century a fee based on the Fund’s average daily net assets.
Effective April 29,2024, Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$28,803
Legal	4,370
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets for the Standard Class shares and 0.129% of the Fund's average daily net assets for each of the Standard Class II shares and Service Class shares respectively. The fee is calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $357 for the year ended December 31, 2024.
The Fund currently offers three classes of shares: the Standard Class, Standard Class II  and the Service Class. The three classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”) and each share class is subject to its own administrative fee schedule. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2024, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$48,543
Management fees payable to LFI	134,357
Distribution fees payable to LFD	87,749
Shareholder servicing fees payable to Lincoln Life	55,909
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP American Century Inflation Protection Fund-15

LVIP American Century Inflation Protection Fund
Notes to Financial Statements (continued)
3. Investments
For the year ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$144,388,843
Purchases of U.S. government securities	179,058,057
Sales other than U.S. government securities	160,914,171
Sales of U.S. government securities	210,819,641
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments and derivatives	$547,858,509
Aggregate unrealized appreciation of investments and derivatives	$12,762,139
Aggregate unrealized depreciation of investments and derivatives	(44,608,829)
Net unrealized depreciation of investments and derivatives	$(31,846,690)
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP American Century Inflation Protection Fund-16

LVIP American Century Inflation Protection Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$1,767,551	$—	$1,767,551
Agency Mortgage-Backed Securities	—	76,337,042	—	76,337,042
Agency Obligations	—	28,959,090	—	28,959,090
Corporate Bonds	—	35,071,728	—	35,071,728
Municipal Bonds	—	2,433,761	—	2,433,761
Non-Agency Asset-Backed Securities	—	15,963,102	—	15,963,102
Non-Agency Collateralized Mortgage Obligations	—	39,931,957	—	39,931,957
Non-Agency Commercial Mortgage-Backed Securities	—	8,925,221	—	8,925,221
U.S. Treasury Obligations	—	271,749,270	—	271,749,270
Money Market Fund	21,757,757	—	—	21,757,757
Total Investments	$21,757,757	$481,138,722	$—	$502,896,479
Derivatives:

Assets:
Swap Contracts	$—	$15,458,101	$—	$15,458,101
Liabilities:
Futures Contracts	$(52,122)	$—	$—	$(52,122)
Swap Contracts	$—	$(2,342,761)	$—	$(2,342,761)
There were no Level 3 investments at the beginning or end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale and straddle loss deferrals, mark-to-market adjustments on certain derivatives and premium amortization adjustments on certain debt instruments.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Year Ended
	12/31/24	12/31/23
Ordinary income	$18,305,557	$19,951,100
Return of capital	1,205,329	—
Total	$19,510,886	$19,951,100
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Capital loss carryforward	$(52,629,387)
Other temporary differences	(62,475)
Net unrealized appreciation	(31,846,690)
Distributable earnings/(accumulated loss)	$(84,538,552)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, there were no permanent differences requiring a reclassification.
As of December 31, 2024, the Fund had the following capital loss carryforwards for federal income tax purposes:
Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$31,266,266	$21,363,121	$52,629,387
LVIP American Century Inflation Protection Fund-17

LVIP American Century Inflation Protection Fund
Notes to Financial Statements (continued)
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/24*	12/31/23
Shares sold:
Standard Class	1,087	—
Standard Class II	3,445,494	2,759,900
Service Class	5,846,940	5,757,664
Shares reinvested:
Standard Class	39	—
Standard Class II	410,611	394,054
Service Class	1,681,632	1,748,181
	11,385,803	10,659,799
Shares redeemed:
Standard Class	—	—
Standard Class II	(4,111,815)	(3,232,495)
Service Class	(13,299,033)	(12,559,771)
	(17,410,848)	(15,792,266)
Net decrease	(6,025,045)	(5,132,467)

*	Date of commencement of operations of Standard class is April 29, 2024.
7. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts– The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts and foreign cross currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts and foreign cross currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the year ended December 31, 2024, the Fund entered into foreign currency exchange contracts and foreign cross currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments,
LVIP American Century Inflation Protection Fund-18

LVIP American Century Inflation Protection Fund
Notes to Financial Statements (continued)
 7. Derivatives (continued)
and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2024, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Swap Contracts–The Fund enters into inflation swap contracts in the normal course of pursuing its investment objective and strategies. The Fund may use inflation swaps to hedge the inflation risk in nominal bonds, thereby creating synthetic inflation-indexed bonds.
Inflation Swap- Inflation swap agreements involve commitments to pay a regular stream of inflation-indexed cash payments in exchange for receiving a stream of nominal interest payments (or vice versa), where both payment streams are based on notional amounts. The nominal interest payments may be based on either a fixed interest rate or variable interest rate such as the Secured Overnight Financing Rate (SOFR). The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated, for bilateral swap contracts, by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
During the year ended December 31, 2024, the Fund used inflation swaps to hedge the inflation risks in nominal bonds (i.e., non-inflation-protected bonds) thereby creating "synthetic" inflation-indexed bonds.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.
Fair values of derivative instruments as of December 31, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Interest rate contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(52,122)
Swap contracts (Inflation contracts)	Receivables and other assets net of liabilities	15,458,101	Receivables and other assets net of liabilities	(2,342,761)
Total		$15,458,101		$(2,394,883)
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$436,124	$478,416
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(48,562)	(2,056,771)
Swap contracts (Inflation contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	8,359,396	(5,506,551)
Total		$8,746,958	$(7,084,906)
LVIP American Century Inflation Protection Fund-19

LVIP American Century Inflation Protection Fund
Notes to Financial Statements (continued)
 7. Derivatives (continued)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2024.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$6,634,246	$16,089,482
Futures contracts (average notional value)	26,031,332	—
Inflation rate swap contracts (average notional value)*	180,853,846	(43,030,769)

*Long represents paying floating interest payments and short represent receiving floating interest payments.

Broker	Securities Collateral
Barclays Bank	$2,268,578
Total	$2,268,578
At December 31, 2024, the Fund received cash collateral and securities collateral (comprised of U.S. treasury securities) for certain open bilateral derivatives as follows:
Broker	Cash Collateral	Securities Collateral
Bank of America N.A.	$—	$1,675,238
Goldman Sachs International	4,940,000	—
Total	$4,940,000	$1,675,238
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At December 31, 2024, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
Bank of America N.A.	$1,883,068	$—	$1,883,068
Barclays Bank PLC	—	(2,153,763)	(2,153,763)
Goldman Sachs International	4,990,513	—	4,990,513
Total	$6,873,581	$(2,153,763)	$4,719,818

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
Bank of America N.A.	$1,883,068	$(1,675,238)	$—	$—	$—	$207,830
Barclays Bank PLC	(2,153,763)	—	—	2,153,763	—	—
Goldman Sachs International	4,990,513	—	(4,940,000)	—	—	50,513
Total	$4,719,818	$(1,675,238)	$(4,940,000)	$2,153,763	$—	$258,343

1	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
LVIP American Century Inflation Protection Fund-20

LVIP American Century Inflation Protection Fund
Notes to Financial Statements (continued)
8. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund invests in Inflation-indexed debt securities which are designed to protect the future purchasing power of the money invested in them. Under normal circumstances, the Fund will invest over 50% of its net assets in inflation -indexed debt securities issued by the U.S. government, its agencies or instrumentalities, foreign governments and corporations, which may include synthetic investments such as forwards, futures contracts, or swap agreements that, when combined with non-inflation indexed bonds, have economic characteristics similar to inflation-indexed bonds.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
LVIP American Century Inflation Protection Fund-21

LVIP American Century Inflation Protection Fund
Notes to Financial Statements (continued)
9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP American Century Inflation Protection Fund-22

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP American Century Inflation Protection Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP American Century Inflation Protection Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2024, and the related statements of operations and changes in net assets and the financial highlights for the year then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of its operations, changes in its net assets and its financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.
The statement of changes in net assets for the year ended December 31, 2023, and financial highlights for each of the four years in the period ended December 31, 2023, were audited by another independent registered public accounting firm whose report, dated February 12, 2024, expressed an unqualified opinion on that statement of changes in net assets and those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and others; when replies were not received from others, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP American Century Inflation Protection Fund–23

LVIP American Century International Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP American Century International Fund

LVIP American Century International Fund
Statement of Net Assets
December 31, 2024

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.81%
Australia–2.12%
CSL Ltd.	11,075	$1,930,195
†NEXTDC Ltd.	164,615	1,535,460
		3,465,655
Belgium–0.52%
UCB SA	4,264	848,921
		848,921
Brazil–0.20%
†NU Holdings Ltd. Class A	32,125	332,815
		332,815
Canada–3.73%
Canadian Pacific Kansas City Ltd.	12,629	914,415
†Capstone Copper Corp.	185,342	1,146,259
Element Fleet Management Corp.	18,585	375,721
GFL Environmental, Inc.	19,167	853,698
Intact Financial Corp.	9,244	1,683,142
†Shopify, Inc. Class A	10,587	1,126,791
		6,100,026
China–1.02%
†GDS Holdings Ltd. ADR	28,442	675,782
†Trip.com Group Ltd. ADR	14,464	993,098
		1,668,880
Denmark–4.91%
DSV AS	5,724	1,219,015
Novo Nordisk AS Class B	67,406	5,815,913
Pandora AS	5,437	994,729
		8,029,657
France–13.05%
Air Liquide SA	21,820	3,546,744
Airbus SE	11,828	1,896,369
Bureau Veritas SA	40,563	1,232,784
Dassault Systemes SE	14,733	511,249
EssilorLuxottica SA	7,265	1,772,996
Hermes International SCA	684	1,645,186
L'Oreal SA	3,772	1,335,685
LVMH Moet Hennessy Louis Vuitton SE	2,719	1,789,870
Publicis Groupe SA	8,420	898,351
Safran SA	5,690	1,250,114
Schneider Electric SE	17,325	4,323,215
Societe Generale SA	40,394	1,136,432
		21,338,995
Germany–7.26%
adidas AG	2,935	721,905
Infineon Technologies AG	31,677	1,033,992
SAP SE	26,693	6,565,787
†Siemens Energy AG	30,224	1,604,036
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Symrise AG	18,218	$1,943,361
		11,869,081
Hong Kong–2.45%
AIA Group Ltd.	161,000	1,167,080
Hong Kong Exchanges & Clearing Ltd.	21,100	800,896
Techtronic Industries Co. Ltd.	154,500	2,039,006
		4,006,982
India–0.54%
†MakeMyTrip Ltd.	7,939	891,391
		891,391
Indonesia–0.74%
Bank Central Asia Tbk. PT	2,016,300	1,212,035
		1,212,035
Ireland–2.15%
Experian PLC	25,836	1,114,254
†James Hardie Industries PLC CDI	25,053	776,413
Kerry Group PLC Class A	16,842	1,626,819
		3,517,486
Israel–0.63%
†Global-e Online Ltd.	18,865	1,028,708
		1,028,708
Italy–3.69%
Davide Campari-Milano NV	101,172	633,176
Ferrari NV	6,532	2,787,196
Prysmian SpA	18,148	1,161,405
†Saipem SpA	555,169	1,452,176
		6,033,953
Japan–20.91%
Advantest Corp.	19,100	1,086,004
Asics Corp.	38,300	747,148
Denso Corp.	42,500	585,947
Disco Corp.	2,600	689,721
Fast Retailing Co. Ltd.	5,800	1,956,581
Fujikura Ltd.	22,600	922,663
Hirose Electric Co. Ltd.	4,000	467,539
Hitachi Ltd.	164,600	4,031,061
Hoya Corp.	14,500	1,799,541
Keyence Corp.	7,100	2,885,947
Kobe Bussan Co. Ltd.	56,500	1,235,091
Mitsubishi Heavy Industries Ltd.	142,500	1,987,012
MonotaRO Co. Ltd.	77,700	1,320,419
NEC Corp.	20,400	1,745,772
NTT Data Group Corp.	91,000	1,730,353
Obic Co. Ltd.	29,000	862,992
LVIP American Century International Fund-1

LVIP American Century International Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Pan Pacific International Holdings Corp.	21,400	$581,368
Recruit Holdings Co. Ltd.	28,300	1,967,074
Shin-Etsu Chemical Co. Ltd.	27,900	918,946
Sumitomo Mitsui Financial Group, Inc.	116,400	2,793,627
Terumo Corp.	113,400	2,189,270
Tokio Marine Holdings, Inc.	47,300	1,697,508
		34,201,584
Netherlands–4.45%
†Adyen NV	1,254	1,866,599
ASML Holding NV	6,434	4,523,303
Heineken NV	12,391	881,779
		7,271,681
Spain–1.60%
†Cellnex Telecom SA	24,988	789,715
Iberdrola SA	132,889	1,830,786
		2,620,501
Sweden–0.67%
Hexagon AB Class B	114,194	1,090,260
		1,090,260
Switzerland–7.48%
Cie Financiere Richemont SA Class A	11,656	1,763,251
DSM-Firmenich AG	15,220	1,540,618
†Galderma Group AG	14,750	1,635,656
Lonza Group AG	3,354	1,979,659
†On Holding AG Class A	36,871	2,019,425
Partners Group Holding AG	854	1,159,982
UBS Group AG	27,556	843,674
Zurich Insurance Group AG	2,160	1,284,694
		12,226,959
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan–1.32%
Taiwan Semiconductor Manufacturing Co. Ltd.	66,000	$2,164,132
		2,164,132
United Kingdom–18.07%
Ashtead Group PLC	20,279	1,260,478
AstraZeneca PLC	36,710	4,810,804
BAE Systems PLC	99,096	1,424,809
Barclays PLC	1,022,941	3,433,981
BP PLC	241,995	1,190,607
Compass Group PLC	67,710	2,256,474
Diageo PLC	26,820	851,990
Haleon PLC	417,442	1,972,276
London Stock Exchange Group PLC	29,429	4,157,638
National Grid PLC	133,320	1,585,581
RELX PLC	61,481	2,793,171
Segro PLC	118,255	1,038,080
Unilever PLC	48,639	2,769,330
		29,545,219
United States–1.30%
CRH PLC	22,969	2,125,092
		2,125,092
Total Common Stock (Cost $120,597,750)		161,590,013

MONEY MARKET FUND–1.34%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 4.43%)	2,182,095	2,182,095
Total Money Market Fund (Cost $2,182,095)		2,182,095

TOTAL INVESTMENTS–100.15% (Cost $122,779,845)	163,772,108
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.15%)	(243,067)
NET ASSETS APPLICABLE TO 15,308,738 SHARES OUTSTANDING–100.00%	$163,529,041
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY INTERNATIONAL FUND STANDARD CLASS ($10,031 / 939 Shares)		$10.687
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY INTERNATIONAL FUND STANDARD CLASS II ($126,687,545 / 11,857,529 Shares)		$10.684
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY INTERNATIONAL FUND SERVICE CLASS ($36,831,465 / 3,450,270 Shares)		$10.675
LVIP American Century International Fund-2

LVIP American Century International Fund
Statement of Net Assets (continued)
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$125,854,517
Distributable earnings/(accumulated loss)	37,674,524
TOTAL NET ASSETS	$163,529,041

ΔSecurities have been classified by country of origin.
†Non-income producing.

★Includes $27,982 expense reimbursement receivable from Lincoln Financial Investments Corporation, $76,720 payable for securities purchased, $705,299 payable for fund shares redeemed, $24,519 other accrued expenses payable, $137,486 due to manager and affiliates,
$22,400 payable for audit fee and $23,989 payable for fund accounting fee as of December 31, 2024.

Summary of Abbreviations:
ADR–American Depositary Receipt
CDI–Chess Depository Interest
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century International Fund-3

LVIP American Century International Fund
Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Dividends	$2,757,964
Income from securities lending, net	6,333
Foreign taxes withheld	(227,997)
2,536,300
EXPENSES:
Management fees	1,498,339
Shareholder servicing fees	123,140
Distribution fees-Service Class	94,596
Accounting and administration expenses	44,049
Professional fees	35,027
Custodian fees	24,404
Reports and statements to shareholders	13,372
Trustees’ fees and expenses	4,879
Consulting fees	505
Pricing fees	365
Other	13,642
1,852,318
Less:
Management fees waived	(60,992)
Expenses reimbursed	(101,173)
Total operating expenses	1,690,153
NET INVESTMENT INCOME	846,147
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	5,317,547 *
Foreign currencies	(34,111)
Net realized gain	5,283,436
Net change in unrealized appreciation (depreciation) of:
Investments	(1,513,021)**
Foreign currencies	(18,422)
Net change in unrealized appreciation (depreciation)	(1,531,443)
NET REALIZED AND UNREALIZED GAIN	3,751,993
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,598,140

*	Includes $39,923 foreign capital gains taxes paid.
**	Includes $47,375 change in foreign capital gain taxes accrued.
See accompanying notes, which are an integral part of the financial statements.

LVIP American Century International Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/24	12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$846,147	$1,489,953
Net realized gain (loss)	5,283,436	(1,766,800)
Net change in unrealized appreciation (depreciation)	(1,531,443)	19,958,677
Net increase in net assets resulting from operations	4,598,140	19,681,830
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(67)	—
Standard Class II	(2,010,736)	(1,807,947)
Service Class	(474,363)	(457,928)
Return of capital:
Standard Class	(8)	—
Standard Class II	(151,146)	—
Service Class	(43,017)	—
	(2,679,337)	(2,265,875)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	10,000	—
Standard Class II	12,608,382	13,366,019
Service Class	3,048,802	2,477,234
Reinvestment of dividends and distributions:
Standard Class	75	—
Standard Class II	2,161,882	1,807,947
Service Class	517,380	457,928
	18,346,521	18,109,128
Cost of shares redeemed:
Standard Class	—	—
Standard Class II	(22,115,131)	(22,371,276)
Service Class	(4,389,070)	(4,577,201)
	(26,504,201)	(26,948,477)
Decrease in net assets derived from capital share transactions	(8,157,680)	(8,839,349)
NET INCREASE (DECREASE) IN NET ASSETS	(6,238,877)	8,576,606
NET ASSETS:
Beginning of year	169,767,918	161,191,312
End of year	$163,529,041	$169,767,918
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century International Fund-4

LVIP American Century International Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
LVIP American Century International Fund Standard Class
4/29/24[1] to
12/31/24
Net asset value, beginning of period	$10.730
Income (loss) from investment operations:
Net investment income[2]	0.050
Net realized and unrealized loss	(0.012)
Total from investment operations	0.038
Less dividends and distributions from:
Net investment income	(0.072)
Return of capital	(0.009)
Total dividends and distributions	(0.081)
Net asset value, end of period	$10.687
Total return[3]	0.32%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10
Ratio of expenses to average net assets	0.85%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.94%
Ratio of net investment income to average net assets	0.63%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.54%
Portfolio turnover	52%

[1]	Date of commencement of operations of Standard Class; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century International Fund-5

LVIP American Century International Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century International Fund Standard Class II
	Year Ended
	12/31/24[1]	12/31/23[1]	12/31/22[1]	12/31/21[1]	12/31/20[1]
Net asset value, beginning of period	$10.580	$9.53	$14.86	$14.10	$11.50
Income (loss) from investment operations:
Net investment income[2]	0.058	0.09	0.13	0.14	0.02
Net realized and unrealized gain (loss)	0.225	1.10	(3.51)	1.05	2.81
Total from investment operations	0.283	1.19	(3.38)	1.19	2.83
Less dividends and distributions from:
Net investment income	(0.166)	(0.14)	(0.17)	(0.02)	(0.06)
Net realized gain	—	—	(1.78)	(0.41)	(0.17)
Return of capital	(0.013)	—	—	—	—
Total dividends and distributions	(0.179)	(0.14)	(1.95)	(0.43)	(0.23)
Net asset value, end of period	$10.684	$10.58	$9.53	$14.86	$14.10
Total return[3]	2.61%	12.57%	(24.75% )	8.75%	25.88%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$126,688	$132,504	$126,117	$175,756	$175,606
Ratio of expenses to average net assets	0.95%	1.01%	1.10%	1.04%	1.00%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.05%	1.11%	1.20%	1.29%	1.36%
Ratio of net investment income to average net assets	0.53%	0.92%	1.29%	0.92%	0.21%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.43%	0.82%	1.19%	0.67%	(0.15% )
Portfolio turnover	52%	52%	40%	47%	59%

[1]
The Fund adopted the accounting and performance history of the Class I shares of the American Century Investments® VP International Fund, a former portfolio of
American Century Variable Portfolios, Inc., as the result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund’s Class I shares.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century International Fund-6

LVIP American Century International Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century International Fund Service Class
	Year Ended
	12/31/24[1]	12/31/23[1]	12/31/22[1]	12/31/21[1]	12/31/20[1]
Net asset value, beginning of period	$10.560	$9.51	$14.83	$14.07	$11.48
Income (loss) from investment operations:
Net investment income[2]	0.042	0.08	0.12	0.11	0.01
Net realized and unrealized gain (loss)	0.224	1.10	(3.51)	1.06	2.79
Total from investment operations	0.266	1.18	(3.39)	1.17	2.80
Less dividends and distributions from:
Net investment income	(0.138)	(0.13)	(0.15)	— [3]	(0.04)
Net realized gain	—	—	(1.78)	(0.41)	(0.17)
Return of capital	(0.013)	—	—	—	—
Total dividends and distributions	(0.151)	(0.13)	(1.93)	(0.41)	(0.21)
Net asset value, end of period	$10.675	$10.56	$9.51	$14.83	$14.07
Total return[4]	2.46%	12.43%	(24.86% )	8.60%	25.65%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$36,831	$37,264	$35,074	$50,432	$48,151
Ratio of expenses to average net assets	1.10%	1.16%	1.25%	1.19%	1.15%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.20%	1.26%	1.35%	1.44%	1.51%
Ratio of net investment income to average net assets	0.38%	0.77%	1.14%	0.77%	0.06%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.28%	0.67%	1.04%	0.52%	(0.30% )
Portfolio turnover	52%	52%	40%	47%	59%

[1]
The Fund adopted the accounting and performance history of the Class II shares of the American Century Investments® VP International Fund  a former portfolio of
American Century Variable Portfolios, Inc., as the result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund’s Class II shares.

[2]	The average shares outstanding method has been applied for per share information.
[3]	Per-share amount was less than $0.005.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century International Fund-7

LVIP American Century International Fund
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Century International Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund adopted the accounting and performance history of the American Century Investments® VP International Fund, a former portfolio of American Century Variable Portfolios, Inc., (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on April 29, 2024. The Fund was established as a "shell" fund, organized solely in connection with the reorganization for the purpose of acquiring the assets and liabilities of the Predecessor Fund and continuing the operations of the Predecessor Fund. The Fund had no investment operations or performance history prior to the reorganization date. The Predecessor Fund is the accounting survivor for financial reporting purposes. Pre-inception information for Standard Class II shares and Service Class shares shown is that of the Predecessor Fund’s Class I shares and Class II shares. The Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The Fund’s investment objective is to Capital growth.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
LVIP American Century International Fund-8

LVIP American Century International Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution and administration expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of December 31, 2024, the value and cost of foreign currency held by the LVIP American Century International Fund is $6,629 and $6,626 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, effective April 29, 2024, LFI receives a management fee at an annual rate of 0.80% of the first $1 billion of the Fund’s average daily net assets; and 0.75% of the Fund’s average daily net assets in excess of $1 billion.   The management fee is calculated daily and paid monthly.   Prior to April 29, 2024, a single, unified management fee per class was paid by the Predecessor Fund to American Century Investment Management, Inc. (ACIM) (the “Predecessor Advisor”), in the amount of $575,557. The fee included all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses and expenses incurred in connection with the provision of shareholder services. Prior to April 29, 2024, the Predecessor Fund agreed to waive 0.11% of the fund's management fee.
Effective April 29, 2024, LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund Fees and expenses) exceed 0.85% of the Fund’s average daily net assets for the Standard Class, 0.95% for the Standard Class II and 1.10% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LVIP American Century International Fund-9

LVIP American Century International Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended December 31, 2024, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2027	Total
LFI	$101,173	$101,173
American Century Investment Management, Inc. (“American Century”) is responsible for managing the Fund’s investment portfolio. For these services, LFI, not the Fund, pays American Century a fee based on the Fund’s average daily net assets.
Effective April 29, 2024, Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$9,237
Legal	1,402
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets for the Standard Class shares, 0.129% of the Fund's average daily net assets for the Standard Class II shares and 0.029% of the Fund's average daily net assets for the Service Class shares, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $464 for the year ended December 31, 2024.
The Fund currently offers three classes of shares: the Standard Class, Standard Class II  and the Service Class. The three classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”) and each share class is subject to its own administrative fee schedule. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2024, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$27,982
Management fees payable to LFI	114,277
Distribution fees payable to LFD	7,971
Shareholder servicing fees payable to Lincoln Life	15,238
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$88,039,914
Sales	97,810,271
LVIP American Century International Fund-10

LVIP American Century International Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments	$123,167,853
Aggregate unrealized appreciation of investments	$45,195,914
Aggregate unrealized depreciation of investments	(4,617,025)
Net unrealized appreciation of investments	$40,578,889
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$3,465,655	$—	$—	$3,465,655
Belgium	848,921	—	—	848,921
Brazil	332,815	—	—	332,815
Canada	6,100,026	—	—	6,100,026
China	1,668,880	—	—	1,668,880
Denmark	—	8,029,657	—	8,029,657
France	21,338,995	—	—	21,338,995
Germany	—	11,869,081	—	11,869,081
Hong Kong	4,006,982	—	—	4,006,982
India	891,391	—	—	891,391
Indonesia	1,212,035	—	—	1,212,035
Ireland	3,517,486	—	—	3,517,486
Israel	1,028,708	—	—	1,028,708
Italy	—	6,033,953	—	6,033,953
Japan	—	34,201,584	—	34,201,584
Netherlands	7,271,681	—	—	7,271,681
Spain	2,620,501	—	—	2,620,501
Sweden	—	1,090,260	—	1,090,260
Switzerland	5,195,699	7,031,260	—	12,226,959
Taiwan	2,164,132	—	—	2,164,132
United Kingdom	29,545,219	—	—	29,545,219
United States	2,125,092	—	—	2,125,092
Money Market Fund	2,182,095	—	—	2,182,095
Total Investments	$95,516,313	$68,255,795	$—	$163,772,108
There were no Level 3 investments at the beginning or end of the year.
LVIP American Century International Fund-11

LVIP American Century International Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
As a result of utilizing International fair value pricing at December 31, 2024, a portion of the Fund’s common stock investments was categorized as Level 2.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale loss deferrals and adjustments related to distributions from underlying real estate investment trusts (REITS).   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Year Ended
	12/31/24	12/31/23
Ordinary income	$2,485,166	$2,265,875
Return of capital	194,171	—
Total	$2,679,337	$2,265,875
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Capital loss carryforward	$(2,904,366)
Other temporary differences	1
Net unrealized appreciation	40,578,889
Distributable earnings/(accumulated loss)	$37,674,524
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, the Fund recorded the following permanent reclassifications primarily due to prior year adjustments:
Distributable Earnings/(Accumulated Loss)	Paid-in capital
$(42,815)	$42,815
As of December 31, 2024, the Fund had the following capital loss carryforwards for federal income tax purposes:
Post-Enactment Losses (No Expiration)
Short-Term	Total
$2,904,366	$2,904,366
In 2024, the Fund utilized $4,927,907 of capital loss carryforwards.
LVIP American Century International Fund-12

LVIP American Century International Fund
Notes to Financial Statements (continued)
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/24*	12/31/23
Shares sold:
Standard Class	932	—
Standard Class II	1,140,185	1,291,662
Service Class	274,651	242,262
Shares reinvested:
Standard Class	7	—
Standard Class II	193,646	179,182
Service Class	46,384	45,384
	1,655,805	1,758,490
Shares redeemed:
Standard Class	—	—
Standard Class II	(2,000,839)	(2,186,206)
Service Class	(399,578)	(447,854)
	(2,400,417)	(2,634,060)
Net decrease	(744,612)	(875,570)

*	Date of commencement of operations of Standard class is April 29, 2024.
7. Securities Lending
Prior to April 29, 2024, the Predecessor Fund was authorized to engage in securities lending. State Street Bank & Trust Co. served as lending agent for the Predecessor Fund. Cash collateral on securities loaned was invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Income from securities lending in the amount of $6,333 is reflected separately on the Statement of Operations.
As of April 29, 2024, the fund no longer participates in securities lending.
8. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable
LVIP American Century International Fund-13

LVIP American Century International Fund
Notes to Financial Statements (continued)
 8. Risk Factors (continued)
to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.   Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.   Restricted securities have been identified on the Statement of Net Assets.
9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP American Century International Fund-14

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP American Century International Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP American Century International Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2024, and the related statements of operations and changes in net assets and the financial highlights for the year then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of its operations, changes in its net assets and its financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.
The statement of changes in net assets for the year ended December 31, 2023, and financial highlights for each of the four years in the period ended December 31, 2023, were audited by another independent registered public accounting firm whose report, dated February 12, 2024, expressed an unqualified opinion on that statement of changes in net assets and those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP American Century International Fund–15

LVIP American Century Large Company Value Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP American Century Large Company Value Fund

LVIP American Century Large Company Value Fund
Statement of Net Assets
December 31, 2024

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.77%
Aerospace & Defense–1.44%
RTX Corp.	18,818	$2,177,619
		2,177,619
Air Freight & Logistics–1.95%
United Parcel Service, Inc. Class B	23,477	2,960,450
		2,960,450
Automobile Components–0.84%
†Aptiv PLC	21,184	1,281,208
		1,281,208
Banks–7.79%
JPMorgan Chase & Co.	23,058	5,527,233
Truist Financial Corp.	69,802	3,028,011
U.S. Bancorp	68,234	3,263,632
		11,818,876
Beverages–2.50%
Heineken Holding NV	31,529	1,889,341
Pernod Ricard SA	16,905	1,908,703
		3,798,044
Building Products–0.48%
Johnson Controls International PLC	9,177	724,341
		724,341
Capital Markets–6.40%
Bank of New York Mellon Corp.	28,875	2,218,466
Blackrock, Inc.	2,896	2,968,719
Charles Schwab Corp.	38,019	2,813,786
Northern Trust Corp.	16,717	1,713,492
		9,714,463
Chemicals–1.21%
Akzo Nobel NV	13,675	821,018
PPG Industries, Inc.	8,468	1,011,502
		1,832,520
Communications Equipment–3.81%
Cisco Systems, Inc.	58,861	3,484,571
†F5, Inc.	9,153	2,301,705
		5,786,276
Construction Materials–0.93%
CRH PLC	15,275	1,413,243
		1,413,243
Consumer Staples Distribution & Retail–1.20%
†Dollar Tree, Inc.	14,493	1,086,105
Koninklijke Ahold Delhaize NV	22,544	735,361
		1,821,466
Containers & Packaging–1.50%
Graphic Packaging Holding Co.	83,903	2,278,805
		2,278,805
Diversified Telecommunication Services–1.45%
Verizon Communications, Inc.	54,971	2,198,290
		2,198,290
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities–6.12%
Duke Energy Corp.	24,613	$2,651,805
Edison International	21,090	1,683,826
Eversource Energy	26,868	1,543,029
Xcel Energy, Inc.	50,527	3,411,583
		9,290,243
Electrical Equipment–0.85%
Emerson Electric Co.	10,441	1,293,953
		1,293,953
Electronic Equipment, Instruments & Components–1.01%
TE Connectivity PLC	10,748	1,536,642
		1,536,642
Energy Equipment & Services–1.02%
Baker Hughes Co.	37,615	1,542,967
		1,542,967
Entertainment–1.14%
Walt Disney Co.	15,577	1,734,499
		1,734,499
Financial Services–1.98%
†Berkshire Hathaway, Inc. Class B	6,616	2,998,900
		2,998,900
Food Products–3.08%
Conagra Brands, Inc.	43,614	1,210,289
General Mills, Inc.	30,247	1,928,851
Mondelez International, Inc. Class A	25,617	1,530,103
		4,669,243
Ground Transportation–2.52%
Norfolk Southern Corp.	16,297	3,824,906
		3,824,906
Health Care Equipment & Supplies–8.22%
Becton Dickinson & Co.	8,965	2,033,890
Medtronic PLC	67,359	5,380,637
Zimmer Biomet Holdings, Inc.	47,983	5,068,444
		12,482,971
Health Care Providers & Services–4.67%
†Centene Corp.	24,314	1,472,942
CVS Health Corp.	22,169	995,166
†Henry Schein, Inc.	31,867	2,205,196
Quest Diagnostics, Inc.	4,902	739,516
UnitedHealth Group, Inc.	1,994	1,008,685
Universal Health Services, Inc. Class B	3,678	659,907
		7,081,412
Household Durables–0.86%
†Mohawk Industries, Inc.	11,001	1,310,549
		1,310,549
Household Products–2.00%
Kimberly-Clark Corp.	15,196	1,991,284
Reckitt Benckiser Group PLC	17,310	1,047,330
		3,038,614
Industrial Conglomerates–0.80%
Siemens AG	6,253	1,219,301
		1,219,301
LVIP American Century Large Company Value Fund-1

LVIP American Century Large Company Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance–4.09%
Allstate Corp.	11,425	$2,202,626
Chubb Ltd.	2,521	696,552
MetLife, Inc.	11,357	929,911
Willis Towers Watson PLC	7,603	2,381,564
		6,210,653
IT Services–1.75%
Amdocs Ltd.	20,610	1,754,736
Cognizant Technology Solutions Corp. Class A	11,697	899,499
		2,654,235
Life Sciences Tools & Services–1.01%
†IQVIA Holdings, Inc.	7,818	1,536,315
		1,536,315
Machinery–1.42%
Dover Corp.	4,982	934,623
Oshkosh Corp.	12,778	1,214,805
		2,149,428
Oil, Gas & Consumable Fuels–6.22%
Chevron Corp.	4,625	669,885
Coterra Energy, Inc.	41,254	1,053,627
Enterprise Products Partners LP	70,258	2,203,291
Exxon Mobil Corp.	32,075	3,450,308
Shell PLC	46,154	1,430,637
TotalEnergies SE ADR	11,460	624,570
		9,432,318
Passenger Airlines–0.60%
Southwest Airlines Co.	27,179	913,758
		913,758
Personal Care Products–3.59%
Estee Lauder Cos., Inc. Class A	21,595	1,619,193
Kenvue, Inc.	71,494	1,526,397
Unilever PLC ADR	40,525	2,297,768
		5,443,358
Pharmaceuticals–5.69%
Johnson & Johnson	42,000	6,074,040
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
Merck & Co., Inc.	13,721	$1,364,965
Roche Holding AG	4,281	1,196,996
		8,636,001
Residential REITs–0.86%
Equity Residential	18,285	1,312,132
		1,312,132
Retail REITs–0.53%
Realty Income Corp.	15,152	809,268
		809,268
Semiconductors & Semiconductor Equipment–3.09%
Analog Devices, Inc.	11,011	2,339,397
†ON Semiconductor Corp.	24,087	1,518,686
QUALCOMM, Inc.	5,368	824,632
		4,682,715
Specialized REITs–1.01%
American Tower Corp.	8,332	1,528,172
		1,528,172
Trading Companies & Distributors–2.14%
†Beacon Roofing Supply, Inc.	16,659	1,692,221
MSC Industrial Direct Co., Inc. Class A	20,821	1,555,121
		3,247,342
Total Common Stock (Cost $131,693,107)		148,385,496

MONEY MARKET FUND–2.15%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.43%)	3,263,766	3,263,766
Total Money Market Fund (Cost $3,263,766)		3,263,766

TOTAL INVESTMENTS–99.92% (Cost $134,956,873)	151,649,262
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.08%	128,371
NET ASSETS APPLICABLE TO 7,932,287 SHARES OUTSTANDING–100.00%	$151,777,633
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY LARGE COMPANY VALUE FUND STANDARD CLASS ($10,661 / 566 Shares)	$18.815
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY LARGE COMPANY VALUE FUND STANDARD CLASS II ($21,846,293 / 1,161,271 Shares)	$18.812
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY LARGE COMPANY VALUE FUND SERVICE CLASS ($129,920,679 / 6,770,450 Shares)	$19.189
LVIP American Century Large Company Value Fund-2

LVIP American Century Large Company Value Fund
Statement of Net Assets (continued)
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$129,132,864
Distributable earnings/(accumulated loss)	22,644,769
TOTAL NET ASSETS	$151,777,633

†Non-income producing.

★Includes $25,096 expense reimbursement receivable from Lincoln Financial Investments Corporation, $197,092 payable for securities purchased, $129,276 payable for fund shares redeemed, $13,939 other accrued expenses payable, $105,733 due to manager and affiliates,
$24,800 payable for audit fee and $23,293 payable for fund accounting fee as of December 31, 2024.

The following foreign currency exchange contracts were outstanding at December 31, 2024:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	CHF	(489,971)	USD	554,053	3/28/25	$8,743	$—
BOA	CHF	32,022	USD	(36,279)	3/28/25	—	(641)
BOA	EUR	(1,461,660)	USD	1,541,249	3/28/25	21,149	—
BOA	GBP	(1,645,358)	USD	2,082,719	3/28/25	24,271	—
GSI	EUR	(1,461,660)	USD	1,540,078	3/28/25	19,978	—
GSI	GBP	(1,645,358)	USD	2,082,225	3/28/25	23,777	—
GSI	GBP	78,081	USD	(97,760)	3/28/25	—	(76)
JPMC	EUR	(1,461,660)	USD	1,539,412	3/28/25	19,312	—
UBS	CHF	(464,863)	USD	526,250	3/28/25	8,885	—
UBS	EUR	(1,461,660)	USD	1,540,224	3/28/25	20,124	—
Total Foreign Currency Exchange Contracts						$146,239	$(717)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 7 in Notes to Financial Statements

Summary of Abbreviations:
USD–United States Dollar
ADR–American Depositary Receipt
BOA–Bank of America
CHF–Swiss Franc
EUR–Euro
GBP–British Pound Sterling
GSI–Goldman Sachs International
IT–Information Technology
JPMC–JPMorgan Chase
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Large Company Value Fund-3

LVIP American Century Large Company Value Fund
Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Dividends	$4,035,908
Foreign taxes withheld	(53,187)
3,982,721
EXPENSES:
Management fees	916,648
Distribution fees-Service Class	319,304
Shareholder servicing fees	45,107
Accounting and administration expenses	42,024
Professional fees	37,262
Custodian fees	8,852
Reports and statements to shareholders	6,901
Trustees’ fees and expenses	4,230
Consulting fees	393
Pricing fees	307
Other	8,024
1,389,052
Less:
Management fees waived	(61,941)
Expenses reimbursed	(81,062)
Total operating expenses	1,246,049
NET INVESTMENT INCOME	2,736,672
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	9,218,119
Foreign currencies	1,354
Foreign currency exchange contracts	569,561
Net realized gain	9,789,034
Net change in unrealized appreciation (depreciation) of:
Investments	2,251,732
Foreign currencies	(3,890)
Foreign currency exchange contracts	258,267
Net change in unrealized appreciation (depreciation)	2,506,109
NET REALIZED AND UNREALIZED GAIN	12,295,143
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,031,815
See accompanying notes, which are an integral part of the financial statements.

LVIP American Century Large Company Value Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/24	12/31/23
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,736,672	$2,907,246
Net realized gain	9,789,034	1,267,222
Net change in unrealized appreciation (depreciation)	2,506,109	1,042,904
Net increase in net assets resulting from operations	15,031,815	5,217,372
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(299)	—
Standard Class II	(999,863)	(1,156,734)
Service Class	(5,353,977)	(6,556,849)
	(6,354,139)	(7,713,583)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	10,001	—
Standard Class II	5,670,411	7,689,380
Service Class	15,681,014	15,914,421
Reinvestment of dividends and distributions:
Standard Class	299	—
Standard Class II	999,863	1,156,734
Service Class	5,353,977	6,556,849
	27,715,565	31,317,384
Cost of shares redeemed:
Standard Class	—	—
Standard Class II	(7,767,757)	(10,776,382)
Service Class	(21,970,416)	(27,364,819)
	(29,738,173)	(38,141,201)
Decrease in net assets derived from capital share transactions	(2,022,608)	(6,823,817)
NET INCREASE (DECREASE) IN NET ASSETS	6,655,068	(9,320,028)
NET ASSETS:
Beginning of year	145,122,565	154,442,593
End of year	$151,777,633	$145,122,565
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Large Company Value Fund-4

LVIP American Century Large Company Value Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
LVIP American Century Large Company Value Fund Standard Class
4/29/24[1] to
12/31/24
Net asset value, beginning of period	$18.140
Income from investment operations:
Net investment income[2]	0.268
Net realized and unrealized gain	0.950
Total from investment operations	1.218
Less dividends and distributions from:
Net investment income	(0.398)
Net realized gain	(0.145)
Total dividends and distributions	(0.543)
Net asset value, end of period	$18.815
Total return[3]	6.61%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11
Ratio of expenses to average net assets	0.60%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.68%
Ratio of net investment income to average net assets	2.04%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.96%
Portfolio turnover	41%

[1]	Date of commencement of operations of Standard Class; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Large Company Value Fund-5

LVIP American Century Large Company Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Large Company Value Fund Standard Class II
	Year Ended
	12/31/24[1]	12/31/23[1]	12/31/22[1]	12/31/21[1]	12/31/20[1]
Net asset value, beginning of period	$17.750	$18.08	$19.49	$16.24	$16.29
Income (loss) from investment operations:
Net investment income[2]	0.365	0.37	0.35	0.31	0.30
Net realized and unrealized gain (loss)	1.538	0.26	(0.37)	3.20	0.02
Total from investment operations	1.903	0.63	(0.02)	3.51	0.32
Less dividends and distributions from:
Net investment income	(0.495)	(0.46)	(0.39)	(0.26)	(0.25)
Net realized gain	(0.346)	(0.50)	(1.00)	—	(0.12)
Total dividends and distributions	(0.841)	(0.96)	(1.39)	(0.26)	(0.37)
Net asset value, end of period	$18.812	$17.75	$18.08	$19.49	$16.24
Total return[3]	10.72%	3.88%	(0.26% )	21.71%	2.62%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$21,846	$21,616	$23,858	$16,520	$11,424
Ratio of expenses to average net assets	0.70%	0.71%	0.72%	0.71%	0.74%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.80%	0.83%	0.83%	0.84%	0.90%
Ratio of net investment income to average net assets	1.95%	2.12%	1.93%	1.68%	2.07%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.85%	2.00%	1.82%	1.55%	1.91%
Portfolio turnover	41%	37%	30%	40%	77%

[1]
The Fund adopted the accounting and performance history of the American Century Investments® VP Large Company Value Fund Class I, a former portfolio of American
Century Variable Portfolios, Inc., as a result of a reorganization on April 29, 2024.  Pre-inception information shown is that of the Predecessor Fund's Class I shares.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Large Company Value Fund-6

LVIP American Century Large Company Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Large Company Value Fund Service Class
	Year Ended
	12/31/24[1]	12/31/23[1]	12/31/22[1]	12/31/21[1]	12/31/20[1]
Net asset value, beginning of period	$18.100	$18.41	$19.83	$16.52	$16.56
Income (loss) from investment operations:
Net investment income[2]	0.344	0.35	0.33	0.29	0.28
Net realized and unrealized gain (loss)	1.559	0.28	(0.39)	3.25	0.03
Total from investment operations	1.903	0.63	(0.06)	3.54	0.31
Less dividends and distributions from:
Net investment income	(0.468)	(0.44)	(0.36)	(0.23)	(0.23)
Net realized gain	(0.346)	(0.50)	(1.00)	—	(0.12)
Total dividends and distributions	(0.814)	(0.94)	(1.36)	(0.23)	(0.35)
Net asset value, end of period	$19.189	$18.10	$18.41	$19.83	$16.52
Total return[3]	10.52%	3.78%	(0.46% )	21.53%	2.49%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$129,921	$123,507	$130,585	$84,448	$58,635
Ratio of expenses to average net assets	0.85%	0.86%	0.87%	0.86%	0.89%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.95%	0.98%	0.98%	0.99%	1.05%
Ratio of net investment income to average net assets	1.80%	1.97%	1.78%	1.53%	1.92%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.70%	1.85%	1.67%	1.40%	1.76%
Portfolio turnover	41%	37%	30%	40%	77%

[1]
The Fund adopted the accounting and performance history of the American Century Investments® VP Large Company Value Fund Class II, a former portfolio of American
Century Variable Portfolios, Inc., as a result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund's Class II shares.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Large Company Value Fund-7

LVIP American Century Large Company Value Fund
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Century Large Company Value Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund adopted the accounting and performance history of the American Century Investments VP Large Company Value Fund, a former portfolio of American Century Variable Portfolios, Inc., (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on April 29, 2024. The Fund was established as a "shell" fund, organized solely in connection with the reorganization for the purpose of acquiring the assets and liabilities of the Predecessor Fund and continuing the operations of the Predecessor Fund. The Fund had no investment operations or performance history prior to the reorganization date. The Predecessor Fund is the accounting survivor for financial reporting purposes. Pre-inception information for Standard Class II shares and Service Class shares shown is that of the Predecessor Fund’s Class I shares and Class II shares. The Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The Fund’s investment objective is to long-term capital growth.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
LVIP American Century Large Company Value Fund-8

LVIP American Century Large Company Value Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution and administration expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, effective April 29, 2024, LFI receives a management fee at an annual rate of 0.55% of the first $5 billion of the Fund’s average daily net assets; and 0.45% of the Fund’s average daily net assets in excess of $5 billion.   The management fee is calculated daily and paid monthly.   Prior to April 29, 2024, a single, unified management fee per class was paid by the Predecessor Fund to American Century Investment Management, Inc. (ACIM) (the “Predecessor Advisor”), in the amount of $351,317. The fee included all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services. Prior to April 29, 2024, the Predecessor Fund agreed to waive 0.13% of the fund’s management fee.
Effective April 29, 2024, LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund Fees and expenses) exceed 0.60% of the Fund’s average daily net assets for the Standard Class, 0.70% for the Standard Class II and 0.85% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LVIP American Century Large Company Value Fund-9

LVIP American Century Large Company Value Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended December 31, 2024, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2027	Total
LFI	$81,062	$81,062
American Century Investment Management, Inc. (“American Century”) is responsible for managing the Fund’s investment portfolio. For these services, LFI, not the Fund, pays American Century a fee based on the Fund’s average daily net assets.
Effective April 29, 2024, Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$8,177
Legal	1,240
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets for the Standard Class shares, 0.129% of the Fund's average daily net assets for the Standard Class II shares and 0.029% of the Fund's average daily net assets for the Service Class shares, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $571 for the year ended December 31, 2024.
The Fund currently offers three classes of shares: the Standard Class, Standard Class II  and the Service Class. The three classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”) and each share class is subject to its own administrative fee schedule. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2024, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$25,096
Management fees payable to LFI	72,038
Distribution fees payable to LFD	28,000
Shareholder servicing fees payable to Lincoln Life	5,695
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   For the year ended December 31, 2024, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP American Century Large Company Value Fund-10

LVIP American Century Large Company Value Fund
Notes to Financial Statements (continued)
3. Investments
For the year ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$60,229,967
Sales	65,524,821
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments and derivatives	$136,865,945
Aggregate unrealized appreciation of investments and derivatives	$21,410,324
Aggregate unrealized depreciation of investments and derivatives	(6,628,807)
Net unrealized appreciation of investments and derivatives	$14,781,517
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$2,177,619	$—	$—	$2,177,619
Air Freight & Logistics	2,960,450	—	—	2,960,450
Automobile Components	1,281,208	—	—	1,281,208
Banks	11,818,876	—	—	11,818,876
Beverages	3,798,044	—	—	3,798,044
Building Products	724,341	—	—	724,341
Capital Markets	9,714,463	—	—	9,714,463
Chemicals	1,832,520	—	—	1,832,520
Communications Equipment	5,786,276	—	—	5,786,276
Construction Materials	1,413,243	—	—	1,413,243
Consumer Staples Distribution & Retail	1,821,466	—	—	1,821,466
Containers & Packaging	2,278,805	—	—	2,278,805
Diversified Telecommunication Services	2,198,290	—	—	2,198,290
Electric Utilities	9,290,243	—	—	9,290,243
Electrical Equipment	1,293,953	—	—	1,293,953
Electronic Equipment, Instruments & Components	1,536,642	—	—	1,536,642
Energy Equipment & Services	1,542,967	—	—	1,542,967
Entertainment	1,734,499	—	—	1,734,499
LVIP American Century Large Company Value Fund-11

LVIP American Century Large Company Value Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Financial Services	$2,998,900	$—	$—	$2,998,900
Food Products	4,669,243	—	—	4,669,243
Ground Transportation	3,824,906	—	—	3,824,906
Health Care Equipment & Supplies	12,482,971	—	—	12,482,971
Health Care Providers & Services	7,081,412	—	—	7,081,412
Household Durables	1,310,549	—	—	1,310,549
Household Products	3,038,614	—	—	3,038,614
Industrial Conglomerates	—	1,219,301	—	1,219,301
Insurance	6,210,653	—	—	6,210,653
IT Services	2,654,235	—	—	2,654,235
Life Sciences Tools & Services	1,536,315	—	—	1,536,315
Machinery	2,149,428	—	—	2,149,428
Oil, Gas & Consumable Fuels	9,432,318	—	—	9,432,318
Passenger Airlines	913,758	—	—	913,758
Personal Care Products	5,443,358	—	—	5,443,358
Pharmaceuticals	7,439,005	1,196,996	—	8,636,001
Residential REITs	1,312,132	—	—	1,312,132
Retail REITs	809,268	—	—	809,268
Semiconductors & Semiconductor Equipment	4,682,715	—	—	4,682,715
Specialized REITs	1,528,172	—	—	1,528,172
Trading Companies & Distributors	3,247,342	—	—	3,247,342
Money Market Fund	3,263,766	—	—	3,263,766
Total Investments	$149,232,965	$2,416,297	$—	$151,649,262
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$146,239	$—	$146,239
Liabilities:
Foreign Currency Exchange Contracts	$—	$(717)	$—	$(717)
There were no Level 3 investments at the beginning or end of the year.
As a result of utilizing International fair value pricing at December 31, 2024, a portion of the Fund’s common stock investments was categorized as Level 2.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale and straddle loss deferrals, mark-to-market adjustments on certain derivatives and adjustments related to distributions from underlying real estate investment trusts (REITS).   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Year Ended
	12/31/24	12/31/23
Ordinary income	$4,771,927	$3,459,559
Long-term capital gains	1,582,212	4,254,024
Total	$6,354,139	$7,713,583
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$289,621
Undistributed long-term capital gains	7,573,632
Other temporary differences	(1)
Net unrealized appreciation	14,781,517
Distributable earnings/(accumulated loss)	$22,644,769
LVIP American Century Large Company Value Fund-12

LVIP American Century Large Company Value Fund
Notes to Financial Statements (continued)
 5. Components of Distributable Earnings on a Tax Basis (continued)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, the Fund recorded the following permanent reclassifications primarily due to prior year adjustments:
Distributable Earnings/(Accumulated Loss)	Paid-in capital
$(104,306)	$104,306
At December 31, 2024, the Fund had no capital loss carryforwards for federal income tax purposes.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/24*	12/31/23
Shares sold:
Standard Class	551	—
Standard Class II	307,579	448,947
Service Class	818,330	887,608
Shares reinvested:
Standard Class	15	—
Standard Class II	52,690	68,884
Service Class	276,219	383,507
	1,455,384	1,788,946
Shares redeemed:
Standard Class	—	—
Standard Class II	(416,560)	(619,909)
Service Class	(1,148,984)	(1,539,119)
	(1,565,544)	(2,159,028)
Net decrease	(110,160)	(370,082)

*	Date of commencement of operations of Standard class is April 29, 2024.
7. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the year ended December 31, 2024, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
LVIP American Century Large Company Value Fund-13

LVIP American Century Large Company Value Fund
Notes to Financial Statements (continued)
 7. Derivatives (continued)
Fair values of derivative instruments as of December 31, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$146,239	Receivables and other assets net of liabilities	$(717)
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$569,561	$258,267
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2024.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$243,374	$9,205,362
8. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the year ended December 31, 2024. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
LVIP American Century Large Company Value Fund-14

LVIP American Century Large Company Value Fund
Notes to Financial Statements (continued)
 8. Risk Factors (continued)
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP American Century Large Company Value Fund-15

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP American Century Large Company Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP American Century Large Company Value Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2024, and the related statements of operations and changes in net assets and the financial highlights for the year then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of its operations, changes in its net assets and its financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.
The statement of changes in net assets for the year ended December 31, 2023, and financial highlights for each of the four years in the period ended December 31, 2023, were audited by another independent registered public accounting firm whose report, dated February 12, 2024, expressed an unqualified opinion on that statement of changes in net assets and those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP American Century Large Company Value Fund–16

LVIP American Century Mid Cap Value Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP American Century Mid Cap Value Fund

LVIP American Century Mid Cap Value Fund
Statement of Net Assets
December 31, 2024

	Number of Shares	Value (U.S. $)
COMMON STOCK–96.63%
Aerospace & Defense–1.10%
Huntington Ingalls Industries, Inc.	4,828	$912,347
L3Harris Technologies, Inc.	28,672	6,029,148
		6,941,495
Automobile Components–0.95%
†Aptiv PLC	27,857	1,684,791
BorgWarner, Inc.	135,925	4,321,056
		6,005,847
Banks–6.30%
Commerce Bancshares, Inc.	135,161	8,421,882
First Hawaiian, Inc.	131,274	3,406,560
PNC Financial Services Group, Inc.	13,617	2,626,038
Truist Financial Corp.	250,964	10,886,818
U.S. Bancorp	231,897	11,091,634
Westamerica BanCorp	62,791	3,294,016
		39,726,948
Beverages–1.85%
Heineken NV	74,581	5,307,398
Pernod Ricard SA	56,138	6,338,408
		11,645,806
Capital Markets–4.59%
AllianceBernstein Holding LP	72,242	2,679,456
Bank of New York Mellon Corp.	109,918	8,445,000
Northern Trust Corp.	100,175	10,267,937
T. Rowe Price Group, Inc.	66,740	7,547,627
		28,940,020
Chemicals–1.29%
Akzo Nobel NV	76,555	4,596,197
PPG Industries, Inc.	29,548	3,529,509
		8,125,706
Commercial Services & Supplies–0.93%
ABM Industries, Inc.	64,659	3,309,248
Republic Services, Inc.	12,668	2,548,548
		5,857,796
Communications Equipment–0.81%
†F5, Inc.	20,390	5,127,473
		5,127,473
Construction & Engineering–1.10%
Vinci SA	67,410	6,964,508
		6,964,508
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail–2.36%
†Dollar Tree, Inc.	73,431	$5,502,919
Koninklijke Ahold Delhaize NV	287,536	9,379,111
		14,882,030
Containers & Packaging–1.54%
Graphic Packaging Holding Co.	270,159	7,337,519
Packaging Corp. of America	10,440	2,350,357
		9,687,876
Electric Utilities–6.57%
Duke Energy Corp.	33,548	3,614,461
Edison International	142,420	11,370,813
Evergy, Inc.	148,531	9,142,083
Eversource Energy	147,949	8,496,711
Xcel Energy, Inc.	130,738	8,827,430
		41,451,498
Electrical Equipment–0.99%
Emerson Electric Co.	50,428	6,249,542
		6,249,542
Electronic Equipment, Instruments & Components–0.81%
TE Connectivity PLC	35,780	5,115,467
		5,115,467
Energy Equipment & Services–1.03%
Baker Hughes Co.	158,032	6,482,473
		6,482,473
Financial Services–0.49%
Edenred SE	93,601	3,078,371
		3,078,371
Food Products–3.13%
Conagra Brands, Inc.	434,645	12,061,399
General Mills, Inc.	119,984	7,651,380
		19,712,779
Gas Utilities–2.02%
ONE Gas, Inc.	82,979	5,746,296
Spire, Inc.	102,955	6,983,437
		12,729,733
Ground Transportation–2.50%
CSX Corp.	170,470	5,501,067
Norfolk Southern Corp.	43,655	10,245,828
		15,746,895
Health Care Equipment & Supplies–8.47%
Becton Dickinson & Co.	42,925	9,738,395
Dentsply Sirona, Inc.	149,867	2,844,476
†Envista Holdings Corp.	221,955	4,281,512
GE HealthCare Technologies, Inc.	78,742	6,156,049
LVIP American Century Mid Cap Value Fund-1

LVIP American Century Mid Cap Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Hologic, Inc.	67,320	$4,853,099
Medtronic PLC	70,975	5,669,483
Teleflex, Inc.	6,494	1,155,802
Zimmer Biomet Holdings, Inc.	177,134	18,710,664
		53,409,480
Health Care Providers & Services–8.14%
Cardinal Health, Inc.	58,574	6,927,547
Cencora, Inc.	20,950	4,707,046
†Centene Corp.	82,500	4,997,850
†Henry Schein, Inc.	180,396	12,483,403
Labcorp Holdings, Inc.	41,978	9,626,395
Quest Diagnostics, Inc.	55,721	8,406,070
Universal Health Services, Inc. Class B	23,183	4,159,494
		51,307,805
Health Care REITs–1.60%
Healthpeak Properties, Inc.	220,782	4,475,251
Ventas, Inc.	95,775	5,640,190
		10,115,441
Household Durables–0.72%
†Mohawk Industries, Inc.	37,893	4,514,193
		4,514,193
Household Products–1.98%
Kimberly-Clark Corp.	68,682	9,000,089
Reckitt Benckiser Group PLC	57,168	3,458,911
		12,459,000
Insurance–4.49%
Allstate Corp.	43,989	8,480,639
Hanover Insurance Group, Inc.	41,461	6,412,358
Reinsurance Group of America, Inc.	12,426	2,654,566
Willis Towers Watson PLC	34,356	10,761,674
		28,309,237
IT Services–1.98%
Amdocs Ltd.	93,367	7,949,266
Cognizant Technology Solutions Corp. Class A	58,583	4,505,033
		12,454,299
Life Sciences Tools & Services–0.89%
†ICON PLC	13,537	2,838,844
†IQVIA Holdings, Inc.	14,108	2,772,363
		5,611,207
Machinery–2.97%
Cummins, Inc.	4,979	1,735,679
Dover Corp.	12,934	2,426,419
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Oshkosh Corp.	85,459	$8,124,587
Timken Co.	44,442	3,171,826
Weir Group PLC	119,263	3,260,828
		18,719,339
Media–1.87%
Fox Corp. Class B	45,200	2,067,448
Interpublic Group of Cos., Inc.	222,161	6,224,951
Omnicom Group, Inc.	40,404	3,476,360
		11,768,759
Metals & Mining–0.50%
Reliance, Inc.	11,690	3,147,649
		3,147,649
Multi-Utilities–2.37%
Northwestern Energy Group, Inc.	178,769	9,556,991
WEC Energy Group, Inc.	57,513	5,408,522
		14,965,513
Oil, Gas & Consumable Fuels–4.56%
Coterra Energy, Inc.	200,319	5,116,147
Enterprise Products Partners LP	395,119	12,390,932
EQT Corp.	106,676	4,918,830
Occidental Petroleum Corp.	128,419	6,345,183
		28,771,092
Passenger Airlines–1.24%
Southwest Airlines Co.	232,108	7,803,471
		7,803,471
Personal Care Products–1.79%
Estee Lauder Cos., Inc. Class A	62,596	4,693,448
Kenvue, Inc.	309,524	6,608,338
		11,301,786
Residential REITs–1.79%
Equity Residential	106,818	7,665,260
Essex Property Trust, Inc.	12,786	3,649,636
		11,314,896
Retail REITs–3.07%
Agree Realty Corp.	70,276	4,950,944
Realty Income Corp.	179,974	9,612,412
Regency Centers Corp.	65,012	4,806,337
		19,369,693
Semiconductors & Semiconductor Equipment–0.75%
†ON Semiconductor Corp.	75,336	4,749,935
		4,749,935
LVIP American Century Mid Cap Value Fund-2

LVIP American Century Mid Cap Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialized REITs–2.43%
American Tower Corp.	22,696	$4,162,674
Public Storage	20,382	6,103,186
VICI Properties, Inc.	171,938	5,022,309
		15,288,169
Technology Hardware, Storage & Peripherals–1.18%
HP, Inc.	228,581	7,458,598
		7,458,598
Trading Companies & Distributors–3.48%
†Beacon Roofing Supply, Inc.	78,306	7,954,323
Bunzl PLC	142,627	5,885,163
MSC Industrial Direct Co., Inc. Class A	108,650	8,115,069
		21,954,555
Total Common Stock (Cost $552,989,851)		609,266,380
	Number of Shares	Value (U.S. $)
PREFERRED STOCK–0.72%
Henkel AG & Co. KGaA 2.19%	51,590	$4,526,325
Total Preferred Stock (Cost $3,293,922)		4,526,325

MONEY MARKET FUND–2.31%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.43%)	14,546,871	14,546,871
Total Money Market Fund (Cost $14,546,871)		14,546,871

TOTAL INVESTMENTS–99.66% (Cost $570,830,644)	628,339,576
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.34%	2,131,340
NET ASSETS APPLICABLE TO 32,047,972 SHARES OUTSTANDING–100.00%	$630,470,916
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY MID CAP VALUE FUND STANDARD CLASS ($10,692 / 544 Shares)		$19.662
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY MID CAP VALUE FUND STANDARD CLASS II ($172,495,200 / 8,775,396 Shares)		$19.657
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY MID CAP VALUE FUND SERVICE CLASS ($457,965,024 / 23,272,032 Shares)		$19.679
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)		$547,965,288
Distributable earnings/(accumulated loss)		82,505,628
TOTAL NET ASSETS		$630,470,916

†Non-income producing.

★Includes $34,765 expense reimbursement receivable from Lincoln Financial Investments Corporation, $1,661,578 payable for securities purchased, $349,452 payable for fund shares redeemed, $17,579 other accrued expenses payable, $513,914 due to manager and affiliates,
$23,200 payable for audit fee and $40,278 payable for fund accounting fee as of December 31, 2024.

LVIP American Century Mid Cap Value Fund-3

LVIP American Century Mid Cap Value Fund
Statement of Net Assets (continued)

The following foreign currency exchange contracts were outstanding at December 31, 2024:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	EUR	(8,102,583)	USD	8,543,777	3/28/25	$117,235	$—
BOA	GBP	(4,451,187)	USD	5,635,483	3/28/25	66,763	—
BOA	GBP	239,266	USD	(303,830)	3/28/25	—	(4,492)
GSI	EUR	(8,102,583)	USD	8,537,287	3/28/25	110,745	—
GSI	GBP	(4,226,987)	USD	5,349,316	3/28/25	61,084	—
JPMC	EUR	(8,102,583)	USD	8,533,596	3/28/25	107,055	—
UBS	EUR	(8,102,583)	USD	8,538,097	3/28/25	111,556	—
Total Foreign Currency Exchange Contracts						$574,438	$(4,492)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.

Summary of Abbreviations:
BOA–Bank of America
EUR–Euro
GBP–British Pound Sterling
GSI–Goldman Sachs International
IT–Information Technology
JPMC–JPMorgan Chase
REIT–Real Estate Investment Trust
USD–United States Dollar
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Mid Cap Value Fund-4

LVIP American Century Mid Cap Value Fund
Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Dividends	$17,216,597
Income from securities lending, net	21,386
Foreign taxes withheld	(276,233)
16,961,750
EXPENSES:
Management fees	4,735,052
Distribution fees-Service Class	1,191,000
Shareholder servicing fees	247,615
Accounting and administration expenses	92,919
Professional fees	42,190
Reports and statements to shareholders	32,661
Trustees’ fees and expenses	18,518
Custodian fees	13,435
Index fees	4,071
Consulting fees	924
Pricing fees	474
Other	19,899
6,398,758
Less:
Expenses reimbursed	(64,480)
Total operating expenses	6,334,278
NET INVESTMENT INCOME	10,627,472
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	46,347,856
Foreign currencies	5,698
Foreign currency exchange contracts	2,707,671
Net realized gain	49,061,225
Net change in unrealized appreciation (depreciation) of:
Investments	(6,243,769)
Foreign currencies	(5,742)
Foreign currency exchange contracts	1,040,525
Net change in unrealized appreciation (depreciation)	(5,208,986)
NET REALIZED AND UNREALIZED GAIN	43,852,239
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$54,479,711
See accompanying notes, which are an integral part of the financial statements.

LVIP American Century Mid Cap Value Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/24	12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$10,627,472	$11,793,371
Net realized gain	49,061,225	22,721,072
Net change in unrealized appreciation (depreciation)	(5,208,986)	3,777,743
Net increase in net assets resulting from operations	54,479,711	38,292,186
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(424)	—
Standard Class II	(12,759,340)	(23,493,747)
Service Class	(33,375,095)	(64,988,087)
	(46,134,859)	(88,481,834)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	10,000	—
Standard Class II	19,640,546	27,622,327
Service Class	30,417,938	40,998,053
Reinvestment of dividends and distributions:
Standard Class	424	—
Standard Class II	12,684,392	23,205,088
Service Class	33,375,095	64,988,087
	96,128,395	156,813,555
Cost of shares redeemed:
Standard Class	—	—
Standard Class II	(40,222,861)	(31,919,228)
Service Class	(93,865,446)	(94,543,558)
	(134,088,307)	(126,462,786)
Increase (decrease) in net assets derived from capital share transactions	(37,959,912)	30,350,769
NET DECREASE IN NET ASSETS	(29,615,060)	(19,838,879)
NET ASSETS:
Beginning of year	660,085,976	679,924,855
End of year	$630,470,916	$660,085,976
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Mid Cap Value Fund-5

LVIP American Century Mid Cap Value Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
LVIP American Century Mid Cap Value Fund Standard Class
4/29/24[1] to
12/31/24
Net asset value, beginning of period	$19.120
Income from investment operations:
Net investment income[2]	0.261
Net realized and unrealized gain	1.091
Total from investment operations	1.352
Less dividends and distributions from:
Net investment income	(0.439)
Net realized gain	(0.371)
Total dividends and distributions	(0.810)
Net asset value, end of period	$19.662
Total return[3]	6.93%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11
Ratio of expenses to average net assets	0.76%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.78%
Ratio of net investment income to average net assets	1.84%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.82%
Portfolio turnover	54%

[1]	Date of commencement of operations of Standard Class; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Mid Cap Value Fund-6

LVIP American Century Mid Cap Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Mid Cap Value Fund Standard Class II
	Year Ended
	12/31/24[1]	12/31/23[1]	12/31/22[1]	12/31/21[1]	12/31/20[1]
Net asset value, beginning of period	$19.440	$21.15	$25.03	$20.55	$20.68
Income (loss) from investment operations:
Net investment income[2]	0.345	0.37	0.42	0.34	0.30
Net realized and unrealized gain (loss)	1.337	0.71	(0.57)	4.41	(0.10)
Total from investment operations	1.682	1.08	(0.15)	4.75	0.20
Less dividends and distributions from:
Net investment income	(0.515)	(0.45)	(0.50)	(0.27)	(0.33)
Net realized gain	(0.950)	(2.34)	(3.23)	—	—
Total dividends and distributions	(1.465)	(2.79)	(3.73)	(0.27)	(0.33)
Net asset value, end of period	$19.657	$19.44	$21.15	$25.03	$20.55
Total return[3]	8.73%	6.13%	(1.19% )	23.20%	1.21%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$172,495	$178,367	$172,440	$182,236	$158,968
Ratio of expenses to average net assets	0.86%	0.85%	0.80%	0.80%	0.85%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.87%	0.85%	0.86%	0.94%	1.00%
Ratio of net investment income to average net assets	1.74%	1.91%	1.92%	1.47%	1.69%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.73%	1.91%	1.86%	1.33%	1.54%
Portfolio turnover	54%	47%	74%	53%	72%

[1]
The Fund adopted the accounting and performance history of the Class I shares of the American Century Investments® VP Mid Cap Value Fund, a former portfolio of
American Century Variable Portfolios, Inc., as the result of a reorganization on April 29,2024. Pre-inception information shown is that of the Predecessor Fund’s Class I shares.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Mid Cap Value Fund-7

LVIP American Century Mid Cap Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Mid Cap Value Fund Service Class
	Year Ended
	12/31/24[1]	12/31/23[1]	12/31/22[1]	12/31/21[1]	12/31/20[1]
Net asset value, beginning of period	$19.470	$21.17	$25.05	$20.57	$20.70
Income (loss) from investment operations:
Net investment income[2]	0.316	0.34	0.39	0.31	0.28
Net realized and unrealized gain (loss)	1.329	0.73	(0.57)	4.41	(0.10)
Total from investment operations	1.645	1.07	(0.18)	4.72	0.18
Less dividends and distributions from:
Net investment income	(0.486)	(0.43)	(0.47)	(0.24)	(0.31)
Net realized gain	(0.950)	(2.34)	(3.23)	—	—
Total dividends and distributions	(1.436)	(2.77)	(3.70)	(0.24)	(0.31)
Net asset value, end of period	$19.679	$19.47	$21.17	$25.05	$20.57
Total return[3]	8.52%	6.03%	(1.38% )	23.02%	1.11%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$457,965	$481,719	$507,485	$541,594	$465,890
Ratio of expenses to average net assets	1.01%	1.00%	0.95%	0.95%	1.00%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.02%	1.00%	1.01%	1.09%	1.15%
Ratio of net investment income to average net assets	1.59%	1.76%	1.77%	1.32%	1.54%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.58%	1.76%	1.71%	1.18%	1.39%
Portfolio turnover	54%	47%	74%	53%	72%

[1]
The Fund adopted the accounting and performance history of the Class II shares of the American Century Investments® VP Mid Cap Value Fund, a former portfolio of
American Century Variable Portfolios, Inc., as the result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund’s Class II shares.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Mid Cap Value Fund-8

LVIP American Century Mid Cap Value Fund
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Century Mid Cap Value Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund adopted the accounting and performance history of the American Century Investments® VP Mid Cap Value Fund, a former portfolio of American Century Variable Portfolios, Inc., (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on April 29, 2024. The Fund was established as a "shell" fund, organized solely in connection with the reorganization for the purpose of acquiring the assets and liabilities of the Predecessor Fund and continuing the operations of the Predecessor Fund. The Fund had no investment operations or performance history prior to the reorganization date. The Predecessor Fund is the accounting survivor for financial reporting purposes. Pre-inception information for Standard Class II shares and Service Class shares shown is that of the Predecessor Fund’s Class I shares and Class II shares. The Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The Fund’s investment objective is to seek long-term capital growth.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution and administration expenses relating to a specific class are charged directly to that class.
LVIP American Century Mid Cap Value Fund-9

LVIP American Century Mid Cap Value Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, effective April 29, 2024, LFI receives a management fee at an annual rate of 0.70% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.   Prior to April 29, 2024, a single, unified management fee per class was paid by the Predecessor Fund to American Century Investment Management, Inc. (ACIM) (the “Predecessor Advisor”), in the amount of $1,643,730. The fee included all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services.
Effective April 29, 2024, LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund Fees and expenses) exceed 0.76% of the Fund’s average daily net assets for the Standard Class, 0.86% for the Standard Class II and 1.01% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended December 31, 2024, LFI has not recouped any previously reimbursed Fund expenses.
LVIP American Century Mid Cap Value Fund-10

LVIP American Century Mid Cap Value Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2027	Total
LFI	$64,480	$64,480
American Century Investment Management, Inc. (“American Century”) is responsible for managing the Fund’s investment portfolio. For these services, LFI, not the Fund, pays American Century a fee based on the Fund’s average daily net assets.
Effective April 29,2024, Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$35,363
Legal	5,365
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets for the Standard Class shares, 0.129% of the Fund's average daily net assets for the Standard Class II shares and 0.029% of the Fund's average daily net assets for the Service Class shares, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $8 for the year ended December 31, 2024.
The Fund currently offers three classes of shares: the Standard Class, Standard Class II  and the Service Class. The three classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”) and each share class is subject to its own administrative fee schedule. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2024, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$34,765
Management fees payable to LFI	383,541
Distribution fees payable to LFD	99,488
Shareholder servicing fees payable to Lincoln Life	30,885
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   Pursuant to these procedures, for the year ended December 31, 2024, the Fund engaged in securities sales of $63,460, which resulted in net realized losses of $6,236.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$349,927,571
Sales	419,660,101
LVIP American Century Mid Cap Value Fund-11

LVIP American Century Mid Cap Value Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments and derivatives	$579,799,454
Aggregate unrealized appreciation of investments and derivatives	$79,267,864
Aggregate unrealized depreciation of investments and derivatives	(30,730,867)
Net unrealized appreciation of investments and derivatives	$48,536,997
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$609,266,380	$—	$—	$609,266,380
Preferred Stock	4,526,325	—	—	4,526,325
Money Market Fund	14,546,871	—	—	14,546,871
Total Investments	$628,339,576	$—	$—	$628,339,576
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$574,438	$—	$574,438
Liabilities:
Foreign Currency Exchange Contract	$—	$(4,492)	$—	$(4,492)
There were no Level 3 investments at the beginning or end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale and straddle loss deferrals, mark-to-market adjustments on certain derivatives and adjustments related to distributions from underlying real estate investment trusts (REITS).   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
LVIP American Century Mid Cap Value Fund-12

LVIP American Century Mid Cap Value Fund
Notes to Financial Statements (continued)
 4. Dividend and Distribution Information (continued)
	Year Ended
	12/31/24	12/31/23
Ordinary income	$31,151,006	$20,977,306
Long-term capital gains	14,983,853	67,504,528
Total	$46,134,859	$88,481,834
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed long-term capital gains	$33,968,629
Other temporary differences	2
Net unrealized appreciation	48,536,997
Distributable earnings/(accumulated loss)	$82,505,628
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, the Fund recorded the following permanent reclassifications primarily due to partnership:
Distributable Earnings/(Accumulated Loss)	Paid-in capital
$(1,921,383)	$1,921,383
At December 31, 2024, the Fund had no capital loss carryforwards for federal income tax purposes.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/24*	12/31/23
Shares sold:
Standard Class	523	—
Standard Class II	995,332	1,408,375
Service Class	1,541,331	2,125,487
Shares reinvested:
Standard Class	21	—
Standard Class II	640,456	1,266,455
Service Class	1,684,205	3,543,638
	4,861,868	8,343,955
Shares redeemed:
Standard Class	—	—
Standard Class II	(2,033,564)	(1,655,505)
Service Class	(4,699,053)	(4,895,075)
	(6,732,617)	(6,550,580)
Net increase (decrease)	(1,870,749)	1,793,375

*	Date of commencement of operations of Standard class is April 29, 2024.
7. Securities Lending
Prior to April 29, 2024, the Predecessor Fund was authorized to engage in securities lending. State Street Bank & Trust Co. served as lending agent for the Predecessor Fund. Cash collateral on securities loaned was invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Income from securities lending in the amount of $21,386 is reflected separately on the Statement of Operations.
As of April 29, 2024, the fund no longer participates in securities lending.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
LVIP American Century Mid Cap Value Fund-13

LVIP American Century Mid Cap Value Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the year ended December 31, 2024, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Fair values of derivative instruments as of December 31, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$574,438	Receivables and other assets net of liabilities	$(4,492)
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$2,707,671	$1,040,525
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2024.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$1,946,927	$40,424,022
9. Risk Factors
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the year ended December 31, 2024. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government
LVIP American Century Mid Cap Value Fund-14

LVIP American Century Mid Cap Value Fund
Notes to Financial Statements (continued)
 9. Risk Factors (continued)
restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP American Century Mid Cap Value Fund-15

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP American Century Mid Cap Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP American Century Mid Cap Value Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2024, and the related statements of operations and changes in net assets and the financial highlights for the year then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of its operations, changes in its net assets and its financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.
The statement of changes in net assets for the year ended December 31, 2023, and financial highlights for each of the four years in the period ended December 31, 2023, were audited by another independent registered public accounting firm whose report, dated February 12, 2024, expressed an unqualified opinion on that statement of changes in net assets and those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP American Century Mid Cap Value Fund–16

LVIP American Century Select Mid Cap Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP American Century Select Mid Cap Managed Volatility Fund

LVIP American Century Select Mid Cap Managed Volatility Fund
Statement of Net Assets
December 31, 2024

	Number of Shares	Value (U.S. $)
COMMON STOCK–93.28%
Aerospace & Defense–1.28%
†Axon Enterprise, Inc.	684	$406,515
Curtiss-Wright Corp.	3,086	1,095,129
Howmet Aerospace, Inc.	7,533	823,884
Huntington Ingalls Industries, Inc.	2,833	535,352
L3Harris Technologies, Inc.	16,823	3,537,540
		6,398,420
Automobile Components–0.71%
†Aptiv PLC	16,352	988,969
BorgWarner, Inc.	79,982	2,542,628
		3,531,597
Banks–4.89%
Commerce Bancshares, Inc.	79,337	4,943,488
First Hawaiian, Inc.	77,463	2,010,165
†NU Holdings Ltd. Class A	99,853	1,034,477
PNC Financial Services Group, Inc.	8,107	1,563,435
Truist Financial Corp.	147,310	6,390,308
U.S. Bancorp	136,118	6,510,524
Westamerica BanCorp	37,323	1,957,965
		24,410,362
Beverages–1.41%
†Celsius Holdings, Inc.	7,047	185,618
Heineken NV	43,924	3,125,758
Pernod Ricard SA	33,038	3,730,242
		7,041,618
Biotechnology–0.71%
†Alnylam Pharmaceuticals, Inc.	4,741	1,115,605
†Amicus Therapeutics, Inc.	62,832	591,877
†Argenx SE ADR	478	293,970
†BioMarin Pharmaceutical, Inc.	9,415	618,848
†Natera, Inc.	5,724	906,109
		3,526,409
Building Products–0.34%
†AZEK Co., Inc.	12,089	573,865
Johnson Controls International PLC	14,410	1,137,381
		1,711,246
Capital Markets–5.41%
AllianceBernstein Holding LP	43,236	1,603,623
ARES Management Corp. Class A	15,784	2,794,242
Bank of New York Mellon Corp.	64,494	4,955,074
†Coinbase Global, Inc. Class A	5,710	1,417,793
LPL Financial Holdings, Inc.	7,028	2,294,712
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
MSCI, Inc.	3,412	$2,047,234
Northern Trust Corp.	58,777	6,024,643
T. Rowe Price Group, Inc.	39,175	4,430,301
TPG, Inc.	22,416	1,408,621
		26,976,243
Chemicals–1.39%
Akzo Nobel NV	45,750	2,746,732
Avient Corp.	14,939	610,407
Element Solutions, Inc.	59,381	1,510,059
PPG Industries, Inc.	17,402	2,078,669
		6,945,867
Commercial Services & Supplies–1.01%
ABM Industries, Inc.	37,953	1,942,435
Republic Services, Inc.	15,380	3,094,148
		5,036,583
Communications Equipment–0.86%
†Arista Networks, Inc.	11,572	1,279,053
†F5, Inc.	11,968	3,009,593
		4,288,646
Construction & Engineering–0.98%
EMCOR Group, Inc.	1,554	705,361
Vinci SA	40,391	4,173,022
		4,878,383
Construction Materials–0.14%
Vulcan Materials Co.	2,693	692,720
		692,720
Consumer Staples Distribution & Retail–1.87%
Casey's General Stores, Inc.	1,286	509,552
†Dollar Tree, Inc.	43,857	3,286,644
Koninklijke Ahold Delhaize NV	168,777	5,505,321
		9,301,517
Containers & Packaging–1.16%
Graphic Packaging Holding Co.	161,367	4,382,728
Packaging Corp. of America	6,145	1,383,424
		5,766,152
Distributors–0.28%
Pool Corp.	4,073	1,388,649
		1,388,649
Diversified Consumer Services–0.53%
†Bright Horizons Family Solutions, Inc.	10,554	1,169,911
†Duolingo, Inc.	4,583	1,485,946
		2,655,857
LVIP American Century Select Mid Cap Managed Volatility Fund-1

LVIP American Century Select Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities–4.90%
Duke Energy Corp.	19,752	$2,128,080
Edison International	83,597	6,674,385
Evergy, Inc.	88,289	5,434,188
Eversource Energy	87,147	5,004,852
Xcel Energy, Inc.	76,740	5,181,485
		24,422,990
Electrical Equipment–1.47%
AMETEK, Inc.	2,861	515,724
Emerson Electric Co.	29,589	3,666,965
Hubbell, Inc.	1,607	673,156
Regal Rexnord Corp.	6,847	1,062,175
Vertiv Holdings Co. Class A	12,604	1,431,940
		7,349,960
Electronic Equipment, Instruments & Components–0.62%
TE Connectivity PLC	21,487	3,071,996
		3,071,996
Energy Equipment & Services–0.76%
Baker Hughes Co.	92,761	3,805,056
		3,805,056
Entertainment–0.18%
†Spotify Technology SA	2,029	907,734
		907,734
Financial Services–0.86%
†Corpay, Inc.	7,194	2,434,593
Edenred SE	55,725	1,832,697
		4,267,290
Food Products–2.34%
Conagra Brands, Inc.	256,565	7,119,679
General Mills, Inc.	71,611	4,566,633
		11,686,312
Gas Utilities–1.51%
ONE Gas, Inc.	49,289	3,413,263
Spire, Inc.	60,690	4,116,603
		7,529,866
Ground Transportation–2.27%
CSX Corp.	100,293	3,236,455
Norfolk Southern Corp.	28,349	6,653,511
†XPO, Inc.	11,101	1,455,896
		11,345,862
Health Care Equipment & Supplies–7.29%
Becton Dickinson & Co.	25,280	5,735,274
Dentsply Sirona, Inc.	89,433	1,697,438
†Dexcom, Inc.	24,183	1,880,712
†Envista Holdings Corp.	132,260	2,551,295
GE HealthCare Technologies, Inc.	54,630	4,270,973
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Hologic, Inc.	39,606	$2,855,197
†IDEXX Laboratories, Inc.	2,668	1,103,058
†Insulet Corp.	4,724	1,233,295
Medtronic PLC	41,816	3,340,262
Teleflex, Inc.	4,073	724,913
Zimmer Biomet Holdings, Inc.	104,094	10,995,449
		36,387,866
Health Care Providers & Services–6.36%
Cardinal Health, Inc.	34,368	4,064,704
Cencora, Inc.	18,953	4,258,360
†Centene Corp.	49,116	2,975,447
†Henry Schein, Inc.	105,854	7,325,097
Labcorp Holdings, Inc.	25,044	5,743,090
Quest Diagnostics, Inc.	32,707	4,934,178
Universal Health Services, Inc. Class B	13,608	2,441,547
		31,742,423
Health Care REITs–1.20%
Healthpeak Properties, Inc.	131,752	2,670,613
Ventas, Inc.	55,949	3,294,837
		5,965,450
Health Care Technology–0.14%
†Veeva Systems, Inc. Class A	3,321	698,240
		698,240
Hotels, Restaurants & Leisure–1.43%
†Airbnb, Inc. Class A	5,539	727,880
†Chipotle Mexican Grill, Inc.	27,844	1,678,993
†DoorDash, Inc. Class A	8,786	1,473,852
Hilton Worldwide Holdings, Inc.	11,055	2,732,354
†Viking Holdings Ltd.	12,171	536,254
		7,149,333
Household Durables–0.61%
†Mohawk Industries, Inc.	22,555	2,686,977
†TopBuild Corp.	1,148	357,418
		3,044,395
Household Products–1.95%
Church & Dwight Co., Inc.	21,606	2,262,364
Kimberly-Clark Corp.	41,252	5,405,662
Reckitt Benckiser Group PLC	34,164	2,067,070
		9,735,096
Independent Power and Renewable Electricity Producers–0.38%
Vistra Corp.	13,895	1,915,704
		1,915,704
Insurance–3.56%
Allstate Corp.	25,821	4,978,030
LVIP American Century Select Mid Cap Managed Volatility Fund-2

LVIP American Century Select Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Hanover Insurance Group, Inc.	24,418	$3,776,488
Reinsurance Group of America, Inc.	7,291	1,557,576
Ryan Specialty Holdings, Inc.	17,892	1,147,951
Willis Towers Watson PLC	20,158	6,314,292
		17,774,337
Interactive Media & Services–0.23%
†Pinterest, Inc. Class A	38,707	1,122,503
		1,122,503
IT Services–2.14%
Amdocs Ltd.	54,964	4,679,635
†Cloudflare, Inc. Class A	19,736	2,125,173
Cognizant Technology Solutions Corp. Class A	34,501	2,653,127
†MongoDB, Inc.	5,114	1,190,590
		10,648,525
Leisure Products–0.05%
BRP, Inc.	5,172	263,412
		263,412
Life Sciences Tools & Services–1.67%
Agilent Technologies, Inc.	4,027	540,987
†Avantor, Inc.	24,962	525,949
Bio-Techne Corp.	7,145	514,654
†ICON PLC	7,974	1,672,228
†IQVIA Holdings, Inc.	16,794	3,300,189
†Mettler-Toledo International, Inc.	458	560,446
West Pharmaceutical Services, Inc.	3,748	1,227,695
		8,342,148
Machinery–2.46%
Crane Co.	4,835	733,711
Cummins, Inc.	2,922	1,018,609
Dover Corp.	7,725	1,449,210
Oshkosh Corp.	50,308	4,782,782
Timken Co.	26,531	1,893,518
Weir Group PLC	70,005	1,914,041
Xylem, Inc.	3,910	453,638
		12,245,509
Media–1.86%
Fox Corp. Class B	26,955	1,232,922
Interpublic Group of Cos., Inc.	130,745	3,663,475
Omnicom Group, Inc.	23,298	2,004,560
†Trade Desk, Inc. Class A	20,314	2,387,504
		9,288,461
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining–0.37%
Reliance, Inc.	6,859	$1,846,854
		1,846,854
Multi-Utilities–1.76%
Northwestern Energy Group, Inc.	105,239	5,626,077
WEC Energy Group, Inc.	33,759	3,174,696
		8,800,773
Oil, Gas & Consumable Fuels–3.96%
Coterra Energy, Inc.	119,321	3,047,458
Enterprise Products Partners LP	233,154	7,311,709
EQT Corp.	62,616	2,887,224
Occidental Petroleum Corp.	75,630	3,736,878
Permian Resources Corp.	79,365	1,141,269
Targa Resources Corp.	8,994	1,605,429
		19,729,967
Passenger Airlines–0.92%
Southwest Airlines Co.	136,189	4,578,674
		4,578,674
Personal Care Products–1.43%
†elf Beauty, Inc.	4,165	522,916
Estee Lauder Cos., Inc. Class A	36,728	2,753,865
Kenvue, Inc.	181,613	3,877,438
		7,154,219
Professional Services–0.40%
Equifax, Inc.	2,213	563,983
Verisk Analytics, Inc.	5,172	1,424,524
		1,988,507
Residential REITs–1.33%
Equity Residential	62,675	4,497,558
Essex Property Trust, Inc.	7,530	2,149,363
		6,646,921
Retail REITs–2.29%
Agree Realty Corp.	41,364	2,914,094
Realty Income Corp.	105,993	5,661,086
Regency Centers Corp.	38,161	2,821,243
		11,396,423
Semiconductors & Semiconductor Equipment–1.22%
Marvell Technology, Inc.	9,364	1,034,254
Monolithic Power Systems, Inc.	2,216	1,311,207
†ON Semiconductor Corp.	44,272	2,791,349
Teradyne, Inc.	7,467	940,245
		6,077,055
LVIP American Century Select Mid Cap Managed Volatility Fund-3

LVIP American Century Select Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software–4.15%
†AppLovin Corp. Class A	10,263	$3,323,467
†Cadence Design Systems, Inc.	3,010	904,385
†Datadog, Inc. Class A	17,880	2,554,873
†DocuSign, Inc.	12,481	1,122,541
†Fair Isaac Corp.	873	1,738,082
†Guidewire Software, Inc.	7,683	1,295,200
†HubSpot, Inc.	2,780	1,937,021
†Manhattan Associates, Inc.	6,364	1,719,807
†Palantir Technologies, Inc. Class A	63,501	4,802,581
†Zscaler, Inc.	7,285	1,314,287
		20,712,244
Specialized REITs–1.97%
American Tower Corp.	13,317	2,442,471
Public Storage	11,964	3,582,500
SBA Communications Corp.	3,824	779,331
VICI Properties, Inc.	102,695	2,999,721
		9,804,023
Specialty Retail–0.39%
†Burlington Stores, Inc.	6,733	1,919,309
		1,919,309
Technology Hardware, Storage & Peripherals–0.88%
HP, Inc.	135,003	4,405,148
		4,405,148
Textiles, Apparel & Luxury Goods–0.17%
†On Holding AG Class A	15,466	847,073
		847,073
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors–2.83%
†Beacon Roofing Supply, Inc.	46,129	$4,685,784
Bunzl PLC	83,719	3,454,465
†Core & Main, Inc. Class A	17,491	890,467
MSC Industrial Direct Co., Inc. Class A	64,651	4,828,783
WESCO International, Inc.	1,538	278,316
		14,137,815
Total Common Stock (Cost $405,855,077)		465,305,742
PREFERRED STOCK–0.54%
Henkel AG & Co. KGaA 2.19%	30,658	2,689,825
Total Preferred Stock (Cost $1,954,750)		2,689,825

MONEY MARKET FUND–5.68%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.43%)	28,364,987	28,364,987
Total Money Market Fund (Cost $28,364,987)		28,364,987

TOTAL INVESTMENTS–99.50% (Cost $436,174,814)	496,360,554
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.50%	2,481,468
NET ASSETS APPLICABLE TO 36,296,552 SHARES OUTSTANDING–100.00%	$498,842,022
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY SELECT MID CAP MANAGED VOLATILITY FUND STANDARD CLASS ($24,331 / 1,766 Shares)	$13.775
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY SELECT MID CAP MANAGED VOLATILITY FUND SERVICE CLASS ($498,817,691 / 36,294,786 Shares)	$13.744
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$414,843,722
Distributable earnings/(accumulated loss)	83,998,300
TOTAL NET ASSETS	$498,842,022

†Non-income producing.
LVIP American Century Select Mid Cap Managed Volatility Fund-4

LVIP American Century Select Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)

★Includes $1,325,881 cash collateral held at broker for futures contracts, $6,225 variation margin due from broker on futures contracts,
$1,173,636 payable for securities purchased, $154,068 payable for fund shares redeemed, $32,458 other accrued expenses payable, $480,061 due to manager and affiliates, $25,588 payable for audit fee and $42,729 payable for fund accounting fee as of December 31, 2024.

The following foreign currency exchange contracts and futures contracts were outstanding at December 31, 2024:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	EUR	(4,813,113)	USD	5,075,192	3/28/25	$69,640	$—
BOA	GBP	(2,632,128)	USD	3,332,420	3/28/25	39,459	—
BOA	GBP	140,797	USD	(178,790)	3/28/25	—	(2,644)
CITI	CAD	(341,290)	USD	240,804	3/28/25	2,593	—
CITI	CAD	(10,753)	USD	7,487	3/28/25	—	(18)
CITI	CAD	12,894	USD	(9,005)	3/28/25	—	(5)
GSI	EUR	(4,813,113)	USD	5,071,337	3/28/25	65,785	—
GSI	GBP	(2,503,632)	USD	3,168,384	3/28/25	36,180	—
JPMC	EUR	(4,813,113)	USD	5,069,145	3/28/25	63,593	—
UBS	EUR	(4,813,114)	USD	5,071,818	3/28/25	66,267	—
Total Foreign Currency Exchange Contracts						$343,517	$(2,667)
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
6	British Pound	$468,862	$476,743	3/17/25	$—	$(7,881)
6	Euro	779,138	790,003	3/17/25	—	(10,865)
7	Japanese Yen	560,875	580,045	3/17/25	—	(19,170)
					—	(37,916)
Equity Contracts:
17	E-mini Russell 2000 Index	1,912,330	2,053,904	3/21/25	—	(141,574)
16	E-mini S&P 500 Index	4,748,600	4,920,295	3/21/25	—	(171,695)
38	E-mini S&P MidCap 400 Index	11,957,460	12,695,341	3/21/25	—	(737,881)
14	Euro STOXX 50 Index	707,837	725,330	3/21/25	—	(17,493)
4	FTSE 100 Index	409,647	418,591	3/21/25	—	(8,944)
2	Nikkei 225 Index (OSE)	507,166	499,545	3/13/25	7,621	—
					7,621	(1,077,587)
Total Futures Contracts					$7,621	$(1,115,503)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2024.

Summary of Abbreviations:
ADR–American Depositary Receipt
BOA–Bank of America
CAD–Canadian Dollar
CITI–Citigroup Global Markets
EUR–Euro
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
GSI–Goldman Sachs International
IT–Information Technology
JPMC–JPMorgan Chase
OSE–Osaka Securities Exchange
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
LVIP American Century Select Mid Cap Managed Volatility Fund-5

LVIP American Century Select Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
Summary of Abbreviations: (continued)
USD–United States Dollar
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Select Mid Cap Managed Volatility Fund-6

LVIP American Century Select Mid Cap Managed Volatility Fund
Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Dividends	$12,058,552
Foreign taxes withheld	(165,120)
11,893,432
EXPENSES:
Management fees	3,879,641
Distribution fees-Service Class	1,810,418
Shareholder servicing fees	150,013
Accounting and administration expenses	123,933
Professional fees	42,053
Custodian fees	35,729
Reports and statements to shareholders	21,582
Trustees’ fees and expenses	16,516
Consulting fees	15,989
Pricing fees	2,604
Other	21,107
6,119,585
Less:
Management fees waived	(112,539)
Total operating expenses	6,007,046
NET INVESTMENT INCOME	5,886,386
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	43,696,910
Foreign currencies	(1,563)
Foreign currency exchange contracts	1,405,358
Futures contracts	4,266,357
Net realized gain	49,367,062
Net change in unrealized appreciation (depreciation) of:
Investments	3,750,064
Foreign currencies	(3,686)
Foreign currency exchange contracts	631,291
Futures contracts	(2,433,270)
Net change in unrealized appreciation (depreciation)	1,944,399
NET REALIZED AND UNREALIZED GAIN	51,311,461
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$57,197,847
See accompanying notes, which are an integral part of the financial statements.

LVIP American Century Select Mid Cap Managed Volatility Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/24	12/31/23
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$5,886,386	$6,124,207
Net realized gain	49,367,062	13,466,520
Net change in unrealized appreciation (depreciation)	1,944,399	24,887,456
Net increase in net assets resulting from operations	57,197,847	44,478,183
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(1,610)	(1,790)
Service Class	(32,133,831)	(41,391,968)
	(32,135,441)	(41,393,758)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	—	—
Service Class	11,815,244	28,679,512
Reinvestment of dividends and distributions:
Standard Class	1,610	1,790
Service Class	32,133,831	41,391,968
	43,950,685	70,073,270
Cost of shares redeemed:
Standard Class	—	—
Service Class	(87,587,001)	(46,355,360)
	(87,587,001)	(46,355,360)
Increase (decrease) in net assets derived from capital share transactions	(43,636,316)	23,717,910
NET INCREASE (DECREASE) IN NET ASSETS	(18,573,910)	26,802,335
NET ASSETS:
Beginning of year	517,415,932	490,613,597
End of year	$498,842,022	$517,415,932
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Select Mid Cap Managed Volatility Fund-7

LVIP American Century Select Mid Cap Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Select Mid Cap Managed Volatility Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20[1]
Net asset value, beginning of period	$13.173	$13.156	$15.994	$13.667	$14.029
Income (loss) from investment operations:
Net investment income[2]	0.209	0.211	0.186	0.144	0.137
Net realized and unrealized gain (loss)	1.354	0.972	(1.457)	2.755	0.442
Total from investment operations	1.563	1.183	(1.271)	2.899	0.579
Less dividends and distributions from:
Net investment income	(0.291)	(0.213)	(0.289)	(0.206)	(0.084)
Net realized gain	(0.670)	(0.953)	(1.278)	(0.366)	(0.803)
Return of capital	—	—	—	—	(0.054)
Total dividends and distributions	(0.961)	(1.166)	(1.567)	(0.572)	(0.941)
Net asset value, end of period	$13.775	$13.173	$13.156	$15.994	$13.667
Total return[3]	11.93%	9.50%	(7.40% )	21.22%	5.16%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$24	$22	$20	$21	$18
Ratio of expenses to average net assets	0.81%	0.83%	0.83%	0.82%	0.87%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.83%	0.84%	0.84%	0.83%	0.87%
Ratio of net investment income to average net assets	1.49%	1.74%	1.29%	0.92%	1.09%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.47%	1.73%	1.28%	0.91%	1.09%
Portfolio turnover	58%	55%	71%	51%	86%

[1]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Select Mid Cap Managed Volatility Fund-8

LVIP American Century Select Mid Cap Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Select Mid Cap Managed Volatility Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20[1]
Net asset value, beginning of period	$13.143	$13.134	$15.970	$13.649	$14.018
Income (loss) from investment operations:
Net investment income[2]	0.158	0.164	0.134	0.087	0.092
Net realized and unrealized gain (loss)	1.352	0.966	(1.452)	2.750	0.436
Total from investment operations	1.510	1.130	(1.318)	2.837	0.528
Less dividends and distributions from:
Net investment income	(0.239)	(0.168)	(0.240)	(0.150)	(0.057)
Net realized gain	(0.670)	(0.953)	(1.278)	(0.366)	(0.803)
Return of capital	—	—	—	—	(0.037)
Total dividends and distributions	(0.909)	(1.121)	(1.518)	(0.516)	(0.897)
Net asset value, end of period	$13.744	$13.143	$13.134	$15.970	$13.649
Total return[3]	11.54%	9.13%	(7.73% )	20.79%	4.82%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$498,818	$517,394	$490,594	$593,950	$542,608
Ratio of expenses to average net assets	1.16%	1.18%	1.18%	1.17%	1.22%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.18%	1.19%	1.19%	1.18%	1.22%
Ratio of net investment income to average net assets	1.14%	1.39%	0.94%	0.57%	0.74%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.12%	1.38%	0.93%	0.56%	0.74%
Portfolio turnover	58%	55%	71%	51%	86%

[1]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Select Mid Cap Managed Volatility Fund-9

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Century Select Mid Cap Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in
LVIP American Century Select Mid Cap Managed Volatility Fund-10

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of December 31, 2024, the value and cost of foreign currency held by the LVIP American Century Select Mid Cap Managed Volatility Fund is $85 and $86 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.75% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. Effective May 1, 2024, the waiver amount is 0.03% of the Fund’s average daily net assets.   The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   Prior to May 1, 2024, the waiver amount was 0.005% of the Fund’s average daily net assets.
American Century Investment Management, Inc, (“American Century”) is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays American Century a fee based on the Fund’s average daily net assets.
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$42,761
Legal	6,494
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP American Century Select Mid Cap Managed Volatility Fund-11

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $8,928 for the year ended December 31, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$314,512
Distribution fees payable to LFD	152,881
Shareholder servicing fees payable to Lincoln Life	12,668
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   Pursuant to these procedures, for the year ended December 31, 2024, the Fund engaged in securities purchases of $29,685 and securities sales of $39,510, which resulted in net realized losses of $2,283.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$280,024,272
Sales	339,330,332
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments and derivatives	$443,569,312
Aggregate unrealized appreciation of investments and derivatives	$74,162,015
Aggregate unrealized depreciation of investments and derivatives	(21,365,570)
Net unrealized appreciation of investments and derivatives	$52,796,445
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
LVIP American Century Select Mid Cap Managed Volatility Fund-12

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$465,305,742	$—	$—	$465,305,742
Preferred Stock	2,689,825	—	—	2,689,825
Money Market Fund	28,364,987	—	—	28,364,987
Total Investments	$496,360,554	$—	$—	$496,360,554
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$343,517	$—	$343,517
Futures Contract	$7,621	$—	$—	$7,621
Liabilities:
Foreign Currency Exchange Contracts	$—	$(2,667)	$—	$(2,667)
Futures Contracts	$(1,115,503)	$—	$—	$(1,115,503)
There were no Level 3 investments at the beginning or end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.    These differences are primarily due to wash sale and straddle loss deferrals, mark-to-market adjustments on certain derivatives and adjustments related to distributions from underlying real estate investment trusts (REITS).   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Year Ended
	12/31/24	12/31/23
Ordinary income	$20,707,115	$9,261,261
Long-term capital gains	11,428,326	32,132,497
Total	$32,135,441	$41,393,758
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$632,955
Undistributed long-term capital gains	30,568,900
Net unrealized appreciation	52,796,445
Distributable earnings/(accumulated loss)	$83,998,300
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, the Fund recorded the following permanent reclassifications primarily due to prior year adjustments:
Distributable Earnings/(Accumulated Loss)	Paid-in capital
$(686,996)	$686,996
At December 31, 2024, the Fund had no capital loss carryforwards for federal income tax purposes.
LVIP American Century Select Mid Cap Managed Volatility Fund-13

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/24	12/31/23
Shares sold:
Standard Class	—	—
Service Class	859,085	2,198,973
Shares reinvested:
Standard Class	116	141
Service Class	2,320,214	3,290,951
	3,179,415	5,490,065
Shares redeemed:
Standard Class	—	—
Service Class	(6,250,311)	(3,477,571)
	(6,250,311)	(3,477,571)
Net increase (decrease)	(3,070,896)	2,012,494
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Effective, February 12, 2025, the line of credit was renewed.
The Fund had no amounts outstanding as of December 31, 2024, or at any time during the year.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the year ended December 31, 2024, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the
LVIP American Century Select Mid Cap Managed Volatility Fund-14

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2024, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of December 31, 2024 were as follows:
LVIP American Century Select Mid Cap Managed Volatility Fund
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$343,517	Receivables and other assets net of liabilities	$(2,667)
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	7,621	Receivables and other assets net of liabilities	(1,077,587)
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(37,916)
Total		$351,138		$(1,118,170)
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$1,405,358	$631,291
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	4,353,238	(2,351,114)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(86,881)	(82,156)
Total		$5,671,715	$(1,801,979)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2024.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$1,760,911	$32,235,052
Futures contracts (average notional value)	23,803,931	—
9. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and
LVIP American Century Select Mid Cap Managed Volatility Fund-15

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 9. Risk Factors (continued)
dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund invests a significant portion of its assets in mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources, greater sensitivity to rising interest rates, or a dependence on narrow product lines.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the year ended December 31, 2024. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP American Century Select Mid Cap Managed Volatility Fund-16

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP American Century Select Mid Cap Managed Volatility Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP American Century Select Mid Cap Managed Volatility Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP American Century Select Mid Cap Managed Volatility Fund–17

LVIP American Century Ultra® Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP American Century Ultra® Fund

LVIP American Century Ultra® Fund
Statement of Net Assets
December 31, 2024

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.99%
Automobiles–4.29%
†Tesla, Inc.	130,639	$52,757,254
		52,757,254
Beverages–0.51%
Constellation Brands, Inc. Class A	28,105	6,211,205
		6,211,205
Biotechnology–1.70%
†Alnylam Pharmaceuticals, Inc.	29,584	6,961,411
†Genmab AS	10,827	2,261,139
†Regeneron Pharmaceuticals, Inc.	16,362	11,655,143
		20,877,693
Broadline Retail–7.11%
†Amazon.com, Inc.	398,483	87,423,185
		87,423,185
Building Products–0.62%
Advanced Drainage Systems, Inc.	43,511	5,029,872
Johnson Controls International PLC	32,935	2,599,559
		7,629,431
Capital Markets–1.65%
MSCI, Inc.	20,718	12,431,007
Tradeweb Markets, Inc. Class A	59,833	7,833,337
		20,264,344
Chemicals–0.74%
Ecolab, Inc.	39,013	9,141,526
		9,141,526
Commercial Services & Supplies–0.53%
Cintas Corp.	12,668	2,314,444
†Copart, Inc.	72,926	4,185,223
		6,499,667
Consumer Staples Distribution & Retail–2.14%
Costco Wholesale Corp.	28,725	26,319,856
		26,319,856
Distributors–0.15%
Pool Corp.	5,360	1,827,438
		1,827,438
Electrical Equipment–0.83%
Acuity Brands, Inc.	23,718	6,928,739
Vertiv Holdings Co. Class A	29,035	3,298,667
		10,227,406
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components–0.62%
Cognex Corp.	31,245	$1,120,446
Keyence Corp.	15,900	6,462,894
		7,583,340
Energy Equipment & Services–0.43%
Schlumberger NV	137,293	5,263,814
		5,263,814
Entertainment–2.59%
†Netflix, Inc.	35,777	31,888,756
		31,888,756
Financial Services–5.74%
†Block, Inc.	98,699	8,388,428
Mastercard, Inc. Class A	90,251	47,523,469
Visa, Inc. Class A	46,286	14,628,228
		70,540,125
Health Care Equipment & Supplies–2.81%
†Dexcom, Inc.	44,759	3,480,907
†Edwards Lifesciences Corp.	34,054	2,521,017
†IDEXX Laboratories, Inc.	12,131	5,015,441
†Insulet Corp.	15,598	4,072,170
†Intuitive Surgical, Inc.	37,330	19,484,767
		34,574,302
Health Care Providers & Services–1.06%
UnitedHealth Group, Inc.	25,646	12,973,286
		12,973,286
Hotels, Restaurants & Leisure–2.89%
†Chipotle Mexican Grill, Inc.	435,752	26,275,845
Wingstop, Inc.	32,539	9,247,584
		35,523,429
Interactive Media & Services–12.33%
Alphabet, Inc. Class A	148,606	28,131,116
Alphabet, Inc. Class C	412,525	78,561,261
Meta Platforms, Inc. Class A	76,579	44,837,770
		151,530,147
IT Services–0.94%
†Gartner, Inc.	11,059	5,357,754
†Okta, Inc.	77,903	6,138,756
		11,496,510
Life Sciences Tools & Services–0.31%
†Waters Corp.	10,246	3,801,061
		3,801,061
Machinery–1.41%
Donaldson Co., Inc.	38,697	2,606,243
Fortive Corp.	78,725	5,904,375
Nordson Corp.	10,766	2,252,678
LVIP American Century Ultra® Fund-1

LVIP American Century Ultra® Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Westinghouse Air Brake Technologies Corp.	30,941	$5,866,104
Yaskawa Electric Corp.	27,600	704,357
		17,333,757
Media–0.09%
†Trade Desk, Inc. Class A	9,694	1,139,336
		1,139,336
Oil, Gas & Consumable Fuels–0.59%
EOG Resources, Inc.	59,588	7,304,297
		7,304,297
Pharmaceuticals–2.35%
Eli Lilly & Co.	37,496	28,946,912
		28,946,912
Semiconductors & Semiconductor Equipment–16.76%
Analog Devices, Inc.	57,038	12,118,293
Applied Materials, Inc.	115,426	18,771,730
ASML Holding NV	13,874	9,665,718
Broadcom, Inc.	29,773	6,902,572
†Lattice Semiconductor Corp.	61,437	3,480,406
NVIDIA Corp.	1,154,757	155,072,318
		206,011,037
Software–15.13%
†Datadog, Inc. Class A	72,447	10,351,952
†DocuSign, Inc.	127,982	11,510,701
†Dynatrace, Inc.	189,293	10,288,075
†Fair Isaac Corp.	10,224	20,355,268
Microsoft Corp.	190,969	80,493,433
Salesforce, Inc.	75,411	25,212,160
†Synopsys, Inc.	17,356	8,423,908
†Workday, Inc. Class A	26,648	6,875,983
†Zscaler, Inc.	69,539	12,545,531
		186,057,011
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals–12.57%
Apple, Inc.	617,088	$154,531,177
		154,531,177
Textiles, Apparel & Luxury Goods–1.10%
†Lululemon Athletica, Inc.	35,413	13,542,285
		13,542,285
Total Common Stock (Cost $610,820,467)		1,229,219,587
RIGHTS–0.00%
=†ABIOMED, Inc.	4,290	4,376
Total Rights (Cost $4,376)		4,376

EXCHANGE-TRADED FUND–0.20%
iShares Russell 1000 Growth ETF	6,143	2,466,906
Total Exchange-Traded Fund (Cost $2,492,897)		2,466,906
MONEY MARKET FUND–0.08%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.43%)	983,406	983,406
Total Money Market Fund (Cost $983,406)		983,406

TOTAL INVESTMENTS–100.27% (Cost $614,301,146)	1,232,674,275
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.27%)	(3,347,500)
NET ASSETS APPLICABLE TO 41,465,065 SHARES OUTSTANDING–100.00%	$1,229,326,775
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY ULTRA® FUND STANDARD CLASS ($388,786,022 / 12,802,019 Shares)	$30.369
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY ULTRA® FUND STANDARD CLASS II ($191,486,355 / 6,308,965 Shares)	$30.351
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY ULTRA® FUND SERVICE CLASS ($649,054,398 / 22,354,081 Shares)	$29.035
LVIP American Century Ultra® Fund-2

LVIP American Century Ultra® Fund
Statement of Net Assets (continued)
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$508,155,052
Distributable earnings/(accumulated loss)	721,171,723
TOTAL NET ASSETS	$1,229,326,775

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".

★Includes $55,975 expense reimbursement receivable from Lincoln Financial Investments Corporation, $4,120,105 payable for fund shares redeemed, $12,336 other accrued expenses payable, $837,061 due to manager and affiliates, $24,000 payable for audit fee and $44,929 payable for fund accounting fee as of December 31, 2024.

The following foreign currency exchange contracts were outstanding at December 31, 2024:
Foreign Currency Exchange Contract1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	JPY	(404,874,540)	USD	2,666,236	3/28/25	$66,395	$—

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.

Summary of Abbreviations:
BOA–Bank of America
ETF–Exchange-Traded Fund
IT–Information Technology
JPY–Japanese Yen
USD–United States Dollar
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Ultra® Fund-3

LVIP American Century Ultra® Fund
Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Dividends	$2,654,863
Income from securities lending, net	152
Foreign taxes withheld	(9,969)
2,645,046
EXPENSES:
Management fees	4,309,763
Distribution fees-Service Class	928,785
Shareholder servicing fees	283,738
Accounting and administration expenses	83,760
Professional fees	46,446
Reports and statements to shareholders	22,226
Custodian fees	19,260
Trustees’ fees and expenses	17,502
Pricing fees	466
Consulting fees	176
Other	24,608
5,736,730
Less:
Management fees waived	(159,963)
Expenses reimbursed	(78,546)
Total operating expenses	5,498,221
NET INVESTMENT LOSS	(2,853,175)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	121,930,790
Foreign currencies	33,139
Foreign currency exchange contracts	260,263
Net realized gain	122,224,192
Net change in unrealized appreciation (depreciation) of:
Investments	414,066,912
Foreign currencies	(224)
Foreign currency exchange contracts	76,015
Net change in unrealized appreciation (depreciation)	414,142,703
NET REALIZED AND UNREALIZED GAIN	536,366,895
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$533,513,720
See accompanying notes, which are an integral part of the financial statements.

LVIP American Century Ultra® Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/24	12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(2,853,175)	$(646,514)
Net realized gain	122,224,192	26,430,679
Net change in unrealized appreciation (depreciation)	414,142,703	69,277,451
Net increase in net assets resulting from operations	533,513,720	95,061,616
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(4,331,209)	—
Standard Class II	(12,661,470)	(5,849,632)
Service Class	(23,671,740)	(12,866,673)
	(40,664,419)	(18,716,305)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	267,393,664	—
Standard Class II	10,436,193	54,564,111
Service Class	264,016,835	29,775,212
Net assets from merger:
Standard Class	371,280,451	—
Service Class	434,651,568	—
Reinvestment of dividends and distributions:
Standard Class	4,331,209	—
Standard Class II	12,661,470	5,849,632
Service Class	23,671,740	12,866,673
	1,388,443,130	103,055,628
Cost of shares redeemed:
Standard Class	(392,423,872)	—
Standard Class II	(52,330,518)	(20,983,391)
Service Class	(543,675,047)	(38,511,305)
	(988,429,437)	(59,494,696)
Increase in net assets derived from capital share transactions	400,013,693	43,560,932
NET INCREASE IN NET ASSETS	892,862,994	119,906,243
NET ASSETS:
Beginning of year	336,463,781	216,557,538
End of year	$1,229,326,775	$336,463,781
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Ultra® Fund-4

LVIP American Century Ultra® Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
LVIP American Century Ultra® Fund Standard Class
4/29/24[1] to
12/31/24
Net asset value, beginning of period	$25.690
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.051)
Net realized and unrealized gain	5.067
Total from investment operations	5.016
Less dividends and distributions from:
Net realized gain	(0.337)
Total dividends and distributions	(0.337)
Net asset value, end of period	$30.369
Total return[3]	19.49%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$388,786
Ratio of expenses to average net assets	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.66%
Ratio of net investment loss to average net assets	(0.26% )
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.27% )
Portfolio turnover	80%

[1]	Date of commencement of operations of Standard Class; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Ultra® Fund-5

LVIP American Century Ultra® Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Ultra® Fund Standard Class II
	Year Ended
	12/31/24[1]	12/31/23[1]	12/31/22[1]	12/31/21[1]	12/31/20[1]
Net asset value, beginning of period	$25.650	$19.34	$31.38	$27.48	$20.93
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.102)	(0.03)	(0.05)	(0.10)	(0.04)
Net realized and unrealized gain (loss)	7.162	7.98	(9.41)	5.98	8.75
Total from investment operations	7.060	7.95	(9.46)	5.88	8.71
Less dividends and distributions from:
Net realized gain	(2.359)	(1.64)	(2.58)	(1.98)	(2.16)
Total dividends and distributions	(2.359)	(1.64)	(2.58)	(1.98)	(2.16)
Net asset value, end of period	$30.351	$25.65	$19.34	$31.38	$27.48
Total return[3]	28.80%	43.51%	(32.38% )	23.16%	49.85%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$191,486	$133,825	$68,354	$117,231	$96,249
Ratio of expenses to average net assets	0.75%	0.76%	0.78%	0.79%	0.80%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.80%	0.89%	0.89%	0.95%	1.00%
Ratio of net investment loss to average net assets	(0.36% )	(0.14% )	(0.21% )	(0.35% )	(0.18% )
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.41% )	(0.27% )	(0.32% )	0.51%	(0.38% )
Portfolio turnover	80%	33%	24%	19%	22%

[1]
The Fund adopted the accounting and performance history of the Class I shares of the American Century Investments® VP Ultra Fund, a former portfolio of American
Century Variable Portfolios, Inc., as the result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund’s Class I shares.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Ultra® Fund-6

LVIP American Century Ultra® Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Ultra® Fund Service Class
	Year Ended
	12/31/24[1]	12/31/23[1]	12/31/22[1]	12/31/21[1]	12/31/20[1]
Net asset value, beginning of period	$24.660	$18.68	$30.44	$26.76	$20.48
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.140)	(0.06)	(0.08)	(0.14)	(0.07)
Net realized and unrealized gain (loss)	6.874	7.68	(9.10)	5.80	8.51
Total from investment operations	6.734	7.62	(9.18)	5.66	8.44
Less dividends and distributions from:
Net realized gain	(2.359)	(1.64)	(2.58)	(1.98)	(2.16)
Total dividends and distributions	(2.359)	(1.64)	(2.58)	(1.98)	(2.16)
Net asset value, end of period	$29.035	$24.66	$18.68	$30.44	$26.76
Total return[3]	28.62%	43.27%	(32.46% )	22.99%	49.55%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$649,054	$202,639	$148,203	$220,389	$201,527
Ratio of expenses to average net assets	0.90%	0.91%	0.93%	0.94%	0.95%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.94%	1.04%	1.04%	1.10%	1.15%
Ratio of net investment loss to average net assets	(0.51% )	(0.29% )	(0.36% )	(0.50% )	(0.33% )
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.55% )	(0.42% )	(0.47% )	(0.66% )	(0.53% )
Portfolio turnover	80%	33%	24%	19%	22%

[1]
The Fund adopted the accounting and performance history of the Class II shares of the American Century Investments® VP Ultra Fund, a former portfolio of American
Century Variable Portfolios, Inc., as the result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund’s Class II shares.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Ultra® Fund-7

LVIP American Century Ultra® Fund
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Century Ultra® Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund adopted the accounting and performance history of the American Century Investments® VP Ultra Fund, a former portfolio of American Century Variable Portfolios, Inc., (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on April 29, 2024. The Fund was established as a "shell" fund, organized solely in connection with the reorganization for the purpose of acquiring the assets and liabilities of the Predecessor Fund and continuing the operations of the Predecessor Fund. The Fund had no investment operations or performance history prior to the reorganization date. The Predecessor Fund is the accounting survivor for financial reporting purposes. Pre-inception information for Standard Class II shares and Service Class shares shown is that of the Predecessor Fund’s Class I shares and Class II shares. The Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The Fund’s investment objective is to seek long-term capital growth.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities and ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
LVIP American Century Ultra® Fund-8

LVIP American Century Ultra® Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution and administration expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of December 31, 2024, the value and cost of foreign currency held by the LVIP American Century Ultra® Fund is $41 and $42 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, effective April 29, 2024, LFI receives a management fee at an annual rate of 0.60% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.   Prior to April 29, 2024, a single, unified management fee per class was paid by the Predecessor Fund to American Century Investment Management, Inc. (ACIM) (the “Predecessor Advisor”), in the amount of $948,573. The fee included all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services. Prior to April 29, 2024, the Predecessor Advisor agreed to waive 0.14% of the fund's management fee.
Effective April 29, 2024, LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying fund fees and expenses) exceed 0.65% of the Fund’s average daily net assets for the Standard Class, 0.75% for the Standard Class II and 0.90% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through August 31, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LVIP American Century Ultra® Fund-9

LVIP American Century Ultra® Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended December 31, 2024, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2027	Total
LFI	$78,546	$78,546
American Century Investment Management, Inc. (“American Century”) is responsible for managing the Fund’s investment portfolio. For these services, LFI, not the Fund, pays American Century a fee based on the Fund’s average daily net assets.
Effective April 29, 2024, Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$44,217
Legal	6,699
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets for the Standard Class shares, 0.129% of the Fund's average daily net assets for the Standard Class II shares and 0.029% of the Fund's average daily net assets for the Service Class shares, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $2 for the year ended December 31, 2024.
The Fund currently offers three classes of shares: the Standard Class, Standard Class II  and the Service Class. The three classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”) and each share class is subject to its own administrative fee schedule. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2024, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$55,975
Management fees payable to LFI	646,574
Distribution fees payable to LFD	142,607
Shareholder servicing fees payable to Lincoln Life	47,880
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$550,458,244
Sales	609,592,313
LVIP American Century Ultra® Fund-10

LVIP American Century Ultra® Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments and derivatives	$617,230,105
Aggregate unrealized appreciation of investments and derivatives	$637,685,887
Aggregate unrealized depreciation of investments and derivatives	(22,242,190)
Net unrealized appreciation of investments and derivatives	$615,443,697
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP American Century Ultra® Fund-11

LVIP American Century Ultra® Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Automobiles	$52,757,254	$—	$—	$52,757,254
Beverages	6,211,205	—	—	6,211,205
Biotechnology	18,616,554	2,261,139	—	20,877,693
Broadline Retail	87,423,185	—	—	87,423,185
Building Products	7,629,431	—	—	7,629,431
Capital Markets	20,264,344	—	—	20,264,344
Chemicals	9,141,526	—	—	9,141,526
Commercial Services & Supplies	6,499,667	—	—	6,499,667
Consumer Staples Distribution & Retail	26,319,856	—	—	26,319,856
Distributors	1,827,438	—	—	1,827,438
Electrical Equipment	10,227,406	—	—	10,227,406
Electronic Equipment, Instruments & Components	1,120,446	6,462,894	—	7,583,340
Energy Equipment & Services	5,263,814	—	—	5,263,814
Entertainment	31,888,756	—	—	31,888,756
Financial Services	70,540,125	—	—	70,540,125
Health Care Equipment & Supplies	34,574,302	—	—	34,574,302
Health Care Providers & Services	12,973,286	—	—	12,973,286
Hotels, Restaurants & Leisure	35,523,429	—	—	35,523,429
Interactive Media & Services	151,530,147	—	—	151,530,147
IT Services	11,496,510	—	—	11,496,510
Life Sciences Tools & Services	3,801,061	—	—	3,801,061
Machinery	16,629,400	704,357	—	17,333,757
Media	1,139,336	—	—	1,139,336
Oil, Gas & Consumable Fuels	7,304,297	—	—	7,304,297
Pharmaceuticals	28,946,912	—	—	28,946,912
Semiconductors & Semiconductor Equipment	206,011,037	—	—	206,011,037
Software	186,057,011	—	—	186,057,011
Technology Hardware, Storage & Peripherals	154,531,177	—	—	154,531,177
Textiles, Apparel & Luxury Goods	13,542,285	—	—	13,542,285
Exchange-Traded Fund	2,466,906	—	—	2,466,906
Rights	—	—	4,376	4,376
Money Market Fund	983,406	—	—	983,406
Total Investments	$1,223,241,509	$9,428,390	$4,376	$1,232,674,275
Derivatives:

Assets:
Foreign Currency Exchange Contract	$—	$66,395	$—	$66,395
As a result of utilizing International fair value pricing at December 31, 2024, a portion of the Fund’s common stock investments was categorized as Level 2.
For the year ended December 31, 2024, transfers in and out of level 3 were the result of changes in the transparency of market activity (e.g., trades of the Fund’s investments, similar securities of the issuer and/or comparable securities) and observability of certain valuation inputs used by pricing services or the valuation designee, as applicable, in determining fair value. Transfers between levels of the fair value hierarchy are deemed to have occurred at the beginning of the reporting period.
LVIP American Century Ultra® Fund-12

LVIP American Century Ultra® Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the year ended December 31, 2024.
Asset Type	Fair Value at December 31, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(a)
Rights	$4,376	Enterprise Value	Deal Terms - Intrinsic Value	#
Total	$4,376
# The quantitative unobservable inputs within this category are based on recent transactions or valuation from a pricing service or corporate action. There were no quantitative unobservable inputs significant to the valuation technique that were created by the fund’s management.

(a) Unobservable inputs were weighted by the relative fair value of the instruments, where applicable.
Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to significantly increase or decrease the fair value of the Fund's securities.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balances as of 12/31/2023	Reclassifications	Purchases	Sales	Transfer In	Transfer Out	Accretion/ (amortization)	Net realized gain (loss)	Net change in unrealized appreciation (depreciation)	Balance as of 12/31/24	Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 12/31/24
Rights	$—	$—	$—	$—	$4,376	$—	$—	$—	$—	$4,376	$—
Total	$—	$—	$—	$—	$4,376	— $	$—	$—	$—	$4,376	$—
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale and straddle loss deferrals, mark-to-market adjustments on certain derivatives and adjustments related to distributions from underlying real estate investment trusts (REITS).   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Year Ended
	12/31/24	12/31/23
Ordinary income	$14,003,968	$—
Long-term capital gains	26,660,451	18,716,305
Total	$40,664,419	$18,716,305
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$1,778,189
Undistributed long-term capital gains	103,949,838
Other temporary differences	(1)
Net unrealized appreciation	615,443,697
Distributable earnings/(accumulated loss)	$721,171,723
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, the Fund recorded the following permanent reclassification primarily related to merger related adjustments:
Distributable Earnings/(Accumulated Loss)	Paid-in capital
$(1,669,376)	$1,669,376
At December 31, 2024, the Fund had no capital loss carryforwards for federal income tax purposes.
LVIP American Century Ultra® Fund-13

LVIP American Century Ultra® Fund
Notes to Financial Statements (continued)
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/24*	12/31/23
Shares sold:
Standard Class	13,362,957	—
Standard Class II	2,519,950	2,318,887
Service Class	17,187,012	1,389,605
Shares reinvested:
Standard Class	138,670	—
Standard Class II	468,552	293,215
Service Class	891,890	670,139
Shares from merger:
Standard Class	12,914,248	—
Service Class	15,790,885	—
	63,274,164	4,671,846
Shares redeemed:
Standard Class	(13,613,856)	—
Standard Class II	(1,897,242)	(928,972)
Service Class	(19,732,810)	(1,777,859)
	(35,243,908)	(2,706,831)
Net increase	28,030,256	1,965,015

*	Date of commencement of operations of Standard class is April 29, 2024.
7.  Fund Merger
As of the close of business on August 23, 2024, the Fund acquired all of the assets and liabilities of the LVIP Wellington Capital Growth Fund (“Acquired Fund”), an open-end investment company, in exchange for the shares of the LVIP American Century Ultra Fund (“Acquiring Fund”) pursuant to a Plan and Agreement of Reorganization (“Reorganization”). The purpose of the Reorganization was to combine 2 funds managed by LFI with comparable investment objectives and strategies. The Reorganization was treated as a tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets of the Acquiring Fund reflected the historical basis of the assets of the Acquired Fund as of the date of the Reorganization. For financial reporting purposes, the Acquiring Fund was deemed to be the accounting survivor and assets received and shares issued by the Acquiring Fund were recorded at fair value. The shareholders of the Acquired Fund received shares of the respective class of the Acquiring Fund equal to the aggregate net asset value of their shares in the Acquired Fund prior to the Reorganization, as shown in the following table:
	Acquired Fund Shares Outstanding	Acquiring Fund	Shares Converted to Acquiring Fund	Acquired Fund Net Assets	Conversion Ratio
Acquired Fund - Standard Class	6,858,751	Standard Class	12,914,248	$371,280,451	1.883
Acquired Fund - Service Class	8,713,179	Service Class	15,790,885	434,651,568	1.812
The net assets of the Acquiring Fund before the acquisition were $414,349,470. The net assets of the Acquiring Fund immediately following the acquisition were $1,220,281,489.
If the acquisition had been completed on January 1, 2024, the beginning of the Acquiring Fund’s reporting period, the Acquiring Fund’s pro forma results of operations for the year ended December 31, 2024, would have been as follows (unaudited):
Net investment income (loss)	$(3,649,745)(a)
Net realized gain (loss)	624,363,145 (b)
Net change in unrealized appreciation (depreciation)	777,461,343 (c)
Net increase in net assets resulting from operations	$1,398,174,743

(a)	$(2,853,175), as reported in the Statements of Changes in Net Assets, plus $(796,570) Net investment income(loss) from Acquired Fund pre-merger.
(b)	$122,224,192, as reported in the Statements of Changes in Net Assets, plus $502,138,953 Net realized gain (loss) from Acquired Fund pre-merger.
(c)	$414,142,703, as reported in the Statements of Changes in Net Assets, plus $363,318,640 Net change in unrealized appreciation (depreciation) from Acquired Fund pre-merger.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Fund’s Statements of Changes in Net Assets since August 26, 2024.
LVIP American Century Ultra® Fund-14

LVIP American Century Ultra® Fund
Notes to Financial Statements (continued)
8. Securities Lending
Prior to April 29, 2024, the Predecessor Fund was authorized to engage in securities lending. State Street Bank & Trust Co. served as lending agent for the Predecessor Fund. Cash collateral on securities loaned was invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Income from securities lending in the amount of $152 is reflected separately on the Statement of Operations.
As of April 29, 2024, the fund no longer participates in securities lending.
9. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the year ended December 31, 2024, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Fair values of derivative instruments as of December 31, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Liabilities net of receivables and other assets	$66,395	Liabilities net of receivables and other assets	$—
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$260,263	$76,015
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2024.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$166,315	$1,674,999
10. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
LVIP American Century Ultra® Fund-15

LVIP American Century Ultra® Fund
Notes to Financial Statements (continued)
 10. Risk Factors (continued)
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
11. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
12. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP American Century Ultra® Fund-16

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP American Century Ultra® Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP American Century Ultra® Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2024, and the related statements of operations and changes in net assets and the financial highlights for the year then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of its operations, changes in its net assets and its financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.
The statement of changes in net assets for the year ended December 31, 2023, and financial highlights for each of the four years in the period ended December 31, 2023, were audited by another independent registered public accounting firm whose report, dated February 12, 2024, expressed an unqualified opinion on that statement of changes in net assets and those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and others; when replies were not received from and others, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP American Century Ultra® Fund–17

LVIP American Century Value Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP American Century Value Fund

LVIP American Century Value Fund
Statement of Net Assets
December 31, 2024

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.47%
Aerospace & Defense–1.80%
L3Harris Technologies, Inc.	24,606	$5,174,150
RTX Corp.	91,229	10,557,020
		15,731,170
Air Freight & Logistics–1.46%
United Parcel Service, Inc. Class B	101,364	12,782,000
		12,782,000
Automobile Components–1.48%
†Aptiv PLC	101,927	6,164,545
BorgWarner, Inc.	212,009	6,739,766
		12,904,311
Automobiles–0.70%
General Motors Co.	114,738	6,112,093
		6,112,093
Banks–9.29%
Bank of America Corp.	371,313	16,319,206
JPMorgan Chase & Co.	105,086	25,190,165
PNC Financial Services Group, Inc.	31,625	6,098,881
Truist Financial Corp.	214,120	9,288,526
U.S. Bancorp	396,286	18,954,359
Wells Fargo & Co.	77,294	5,429,131
		81,280,268
Beverages–2.36%
Heineken Holding NV	56,054	3,358,975
Heineken NV	90,617	6,448,566
Pernod Ricard SA	96,086	10,848,842
		20,656,383
Capital Markets–5.80%
Bank of New York Mellon Corp.	188,425	14,476,693
Blackrock, Inc.	5,944	6,093,254
Charles Schwab Corp.	155,412	11,502,042
Northern Trust Corp.	62,374	6,393,335
State Street Corp.	59,229	5,813,326
T. Rowe Price Group, Inc.	57,586	6,512,401
		50,791,051
Chemicals–0.47%
Akzo Nobel NV	68,747	4,127,422
		4,127,422
Communications Equipment–3.39%
Cisco Systems, Inc.	356,791	21,122,027
†F5, Inc.	34,092	8,573,115
		29,695,142
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail–1.99%
†Dollar Tree, Inc.	116,338	$8,718,370
Koninklijke Ahold Delhaize NV	266,890	8,705,660
		17,424,030
Containers & Packaging–0.66%
Packaging Corp. of America	25,692	5,784,040
		5,784,040
Diversified Telecommunication Services–2.93%
AT&T, Inc.	461,519	10,508,787
Verizon Communications, Inc.	379,120	15,161,009
		25,669,796
Electric Utilities–4.55%
Duke Energy Corp.	81,719	8,804,405
Edison International	111,027	8,864,396
Evergy, Inc.	116,685	7,181,962
Eversource Energy	106,335	6,106,819
Xcel Energy, Inc.	131,395	8,871,790
		39,829,372
Electrical Equipment–0.74%
Emerson Electric Co.	52,392	6,492,941
		6,492,941
Energy Equipment & Services–1.10%
Baker Hughes Co.	234,275	9,609,960
		9,609,960
Entertainment–1.22%
Walt Disney Co.	96,192	10,710,979
		10,710,979
Financial Services–4.14%
†Berkshire Hathaway, Inc. Class A	6,438	36,261,086
		36,261,086
Food Products–2.90%
Conagra Brands, Inc.	414,848	11,512,032
Kraft Heinz Co.	225,049	6,911,255
Mondelez International, Inc. Class A	116,534	6,960,576
		25,383,863
Gas Utilities–0.92%
Atmos Energy Corp.	26,639	3,710,014
ONE Gas, Inc.	62,940	4,358,595
		8,068,609
LVIP American Century Value Fund-1

LVIP American Century Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Ground Transportation–0.98%
Heartland Express, Inc.	123,332	$1,383,785
Norfolk Southern Corp.	30,545	7,168,912
		8,552,697
Health Care Equipment & Supplies–6.13%
Becton Dickinson & Co.	15,406	3,495,159
Dentsply Sirona, Inc.	308,037	5,846,542
GE HealthCare Technologies, Inc.	62,812	4,910,642
Medtronic PLC	288,605	23,053,768
Zimmer Biomet Holdings, Inc.	154,478	16,317,511
		53,623,622
Health Care Providers & Services–4.29%
†Centene Corp.	107,124	6,489,572
CVS Health Corp.	195,411	8,772,000
†Henry Schein, Inc.	105,994	7,334,785
Labcorp Holdings, Inc.	36,266	8,316,519
Universal Health Services, Inc. Class B	36,838	6,609,474
		37,522,350
Health Care REITs–1.26%
Healthpeak Properties, Inc.	300,897	6,099,182
Ventas, Inc.	83,804	4,935,218
		11,034,400
Household Durables–0.66%
†Mohawk Industries, Inc.	48,244	5,747,308
		5,747,308
Household Products–1.79%
Kimberly-Clark Corp.	72,171	9,457,288
Reckitt Benckiser Group PLC	102,576	6,206,290
		15,663,578
Industrial Conglomerates–0.63%
Siemens AG	28,233	5,505,283
		5,505,283
Insurance–1.98%
Allstate Corp.	45,026	8,680,562
Willis Towers Watson PLC	27,683	8,671,423
		17,351,985
Life Sciences Tools & Services–0.53%
†ICON PLC	22,099	4,634,381
		4,634,381
Machinery–1.78%
Dover Corp.	27,691	5,194,831
IMI PLC	269,624	6,146,644
Oshkosh Corp.	44,744	4,253,812
		15,595,287
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media–0.50%
Interpublic Group of Cos., Inc.	154,946	$4,341,587
		4,341,587
Multi-Utilities–1.01%
WEC Energy Group, Inc.	94,225	8,860,919
		8,860,919
Oil, Gas & Consumable Fuels–7.77%
Chevron Corp.	106,747	15,461,236
Enterprise Products Partners LP	153,716	4,820,534
Exxon Mobil Corp.	209,244	22,508,377
Occidental Petroleum Corp.	158,806	7,846,604
Shell PLC	290,575	9,006,964
TotalEnergies SE	150,793	8,336,335
		67,980,050
Paper & Forest Products–0.42%
Mondi PLC	243,376	3,631,814
		3,631,814
Passenger Airlines–0.90%
Southwest Airlines Co.	233,284	7,843,008
		7,843,008
Personal Care Products–3.14%
Estee Lauder Cos., Inc. Class A	101,662	7,622,617
Kenvue, Inc.	362,970	7,749,409
Unilever PLC	213,303	12,125,728
		27,497,754
Pharmaceuticals–8.27%
Bristol-Myers Squibb Co.	137,725	7,789,726
Johnson & Johnson	189,965	27,472,738
Merck & Co., Inc.	62,852	6,252,517
Pfizer, Inc.	591,090	15,681,618
Roche Holding AG	29,226	8,171,783
Sanofi SA	72,445	7,034,449
		72,402,831
Residential REITs–0.61%
Equity Residential	74,287	5,330,835
		5,330,835
Retail REITs–2.05%
Agree Realty Corp.	95,804	6,749,392
Realty Income Corp.	89,508	4,780,622
Regency Centers Corp.	86,191	6,372,101
		17,902,115
Semiconductors & Semiconductor Equipment–2.90%
Intel Corp.	336,649	6,749,812
†ON Semiconductor Corp.	85,730	5,405,276
LVIP American Century Value Fund-2

LVIP American Century Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc.	55,874	$8,583,364
STMicroelectronics NV	185,530	4,665,199
		25,403,651
Technology Hardware, Storage & Peripherals–0.52%
HP, Inc.	138,720	4,526,434
		4,526,434
Trading Companies & Distributors–1.45%
†Beacon Roofing Supply, Inc.	53,186	5,402,634
MSC Industrial Direct Co., Inc. Class A	97,775	7,302,815
		12,705,449
Total Common Stock (Cost $669,214,131)		852,971,854

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–2.34%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.43%)	20,466,883	$20,466,883
Total Money Market Fund (Cost $20,466,883)		20,466,883

TOTAL INVESTMENTS–99.81% (Cost $689,681,014)	873,438,737
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.19%	1,700,657
NET ASSETS APPLICABLE TO 71,506,297 SHARES OUTSTANDING–100.00%	$875,139,394
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY VALUE FUND STANDARD CLASS ($10,668 / 872 Shares)	$12.227
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY VALUE FUND STANDARD CLASS II ($380,763,678 / 31,136,224 Shares)	$12.229
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY VALUE FUND SERVICE CLASS ($494,365,048 / 40,369,201 Shares)	$12.246
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$657,930,033
Distributable earnings/(accumulated loss)	217,209,361
TOTAL NET ASSETS	$875,139,394

†Non-income producing.

★Includes $74,276 expense reimbursement receivable from Lincoln Financial Investments Corporation, $280,993 payable for fund shares redeemed, $25,241 other accrued expenses payable, $602,708 due to manager and affiliates, $25,600 payable for audit fee and $48,375 payable for fund accounting fee as of December 31, 2024.

LVIP American Century Value Fund-3

LVIP American Century Value Fund
Statement of Net Assets (continued)

The following foreign currency exchange contracts were outstanding at December 31, 2024:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	CHF	(2,951,461)	USD	3,337,471	3/28/25	$52,670	$—
BOA	CHF	192,892	USD	(218,537)	3/28/25	—	(3,860)
BOA	EUR	(13,194,975)	USD	13,913,455	3/28/25	190,917	—
BOA	EUR	1,643,501	USD	(1,723,572)	3/28/25	—	(14,361)
BOA	GBP	(7,518,188)	USD	9,516,634	3/28/25	110,901	—
GSI	EUR	(13,194,975)	USD	13,902,885	3/28/25	180,348	—
GSI	GBP	(7,518,187)	USD	9,514,379	3/28/25	108,645	—
JPMC	EUR	(13,194,975)	USD	13,896,875	3/28/25	174,337	—
UBS	CHF	(2,800,216)	USD	3,169,996	3/28/25	53,521	—
UBS	EUR	(13,194,975)	USD	13,904,205	3/28/25	181,667	—
Total Foreign Currency Exchange Contracts						$1,053,006	$(18,221)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.

Summary of Abbreviations:
BOA–Bank of America
CHF–Swiss Franc
EUR–Euro
GBP–British Pound Sterling
GSI–Goldman Sachs International
JPMC–JPMorgan Chase
REIT–Real Estate Investment Trust
USD–United States Dollar
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Value Fund-4

LVIP American Century Value Fund
Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Dividends	$27,437,048
Income from securities lending, net	1,185
Foreign taxes withheld	(553,591)
26,884,642
EXPENSES:
Management fees	5,780,267
Distribution fees-Service Class	1,277,234
Shareholder servicing fees	439,069
Accounting and administration expenses	117,468
Reports and statements to shareholders	68,481
Professional fees	48,873
Trustees’ fees and expenses	25,436
Custodian fees	22,489
Consulting fees	1,322
Pricing fees	500
Other	32,431
7,813,570
Less:
Management fees waived	(408,972)
Expenses reimbursed	(277,572)
Total operating expenses	7,127,026
NET INVESTMENT INCOME	19,757,616
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	70,942,871
Foreign currencies	4,678
Foreign currency exchange contracts	5,002,267
Net realized gain	75,949,816
Net change in unrealized appreciation (depreciation) of:
Investments	(16,794,112)
Foreign currencies	(18,719)
Foreign currency exchange contracts	2,048,289
Net change in unrealized appreciation (depreciation)	(14,764,542)
NET REALIZED AND UNREALIZED GAIN	61,185,274
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$80,942,890
See accompanying notes, which are an integral part of the financial statements.

LVIP American Century Value Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/24	12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$19,757,616	$20,407,970
Net realized gain	75,949,816	40,762,330
Net change in unrealized appreciation (depreciation)	(14,764,542)	15,441,245
Net increase in net assets resulting from operations	80,942,890	76,611,545
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(342)	—
Standard Class II	(33,488,830)	(38,913,183)
Service Class	(43,420,623)	(53,041,907)
	(76,909,795)	(91,955,090)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	10,000	—
Standard Class II	15,658,222	20,951,850
Service Class	20,461,937	29,978,308
Reinvestment of dividends and distributions:
Standard Class	342	—
Standard Class II	33,081,877	38,234,881
Service Class	43,420,623	53,041,907
	112,633,001	142,206,946
Cost of shares redeemed:
Standard Class	—	—
Standard Class II	(56,996,137)	(53,037,712)
Service Class	(89,297,970)	(96,005,707)
	(146,294,107)	(149,043,419)
Decrease in net assets derived from capital share transactions	(33,661,106)	(6,836,473)
NET DECREASE IN NET ASSETS	(29,628,011)	(22,180,018)
NET ASSETS:
Beginning of year	904,767,405	926,947,423
End of year	$875,139,394	$904,767,405
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Value Fund-5

LVIP American Century Value Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
LVIP American Century Value Fund Standard Class
4/29/24[1] to
12/31/24
Net asset value, beginning of period	$11.830
Income from investment operations:
Net investment income[2]	0.192
Net realized and unrealized gain	0.610
Total from investment operations	0.802
Less dividends and distributions from:
Net investment income	(0.290)
Net realized gain	(0.115)
Total dividends and distributions	(0.405)
Net asset value, end of period	$12.227
Total return[3]	6.67%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11
Ratio of expenses to average net assets	0.61%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.66%
Ratio of net investment income to average net assets	2.37%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.32%
Portfolio turnover	37%

[1]	Date of commencement of operations of Standard Class; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Value Fund-6

LVIP American Century Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Value Fund Standard Class II
	Year Ended
	12/31/24[1]	12/31/23[1]	12/31/22[1]	12/31/21[1]	12/31/20[1]
Net asset value, beginning of period	$12.190	$12.45	$13.67	$11.17	$11.72
Income (loss) from investment operations:
Net investment income[2]	0.282	0.28	0.27	0.23	0.23
Net realized and unrealized gain (loss)	0.849	0.72	(0.16)	2.50	(0.29)
Total from investment operations	1.131	1.00	0.11	2.73	(0.06)
Less dividends and distributions from:
Net investment income	(0.369)	(0.28)	(0.26)	(0.23)	(0.23)
Net realized gain	(0.723)	(0.98)	(1.07)	—	(0.26)
Total dividends and distributions	(1.092)	(1.26)	(1.33)	(0.23)	(0.49)
Net asset value, end of period	$12.229	$12.19	$12.45	$13.67	$11.17
Total return[3]	9.48%	9.10%	0.54%	24.51%	0.98%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$380,764	$387,290	$387,024	$430,055	$376,355
Ratio of expenses to average net assets	0.71%	0.71%	0.74%	0.73%	0.75%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.79%	0.84%	0.85%	0.92%	0.98%
Ratio of net investment income to average net assets	2.28%	2.37%	2.12%	1.79%	2.34%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.20%	2.24%	2.01%	1.60%	2.11%
Portfolio turnover	37%	35%	49%	49%	57%

[1]
The Fund adopted the accounting and performance history of the Class I shares of the American Century Investments® VP Value Fund, a former portfolio of American
Century Variable Portfolios, Inc., as the result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund’s Class I shares.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Value Fund-7

LVIP American Century Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Value Fund Service Class
	Year Ended
	12/31/24[1]	12/31/23[1]	12/31/22[1]	12/31/21[1]	12/31/20[1]
Net asset value, beginning of period	$12.210	$12.46	$13.69	$11.19	$11.74
Income (loss) from investment operations:
Net investment income[2]	0.264	0.26	0.25	0.21	0.21
Net realized and unrealized gain (loss)	0.846	0.74	(0.16)	2.50	(0.29)
Total from investment operations	1.110	1.00	0.09	2.71	(0.08)
Less dividends and distributions from:
Net investment income	(0.351)	(0.27)	(0.25)	(0.21)	(0.21)
Net realized gain	(0.723)	(0.98)	(1.07)	—	(0.26)
Total dividends and distributions	(1.074)	(1.25)	(1.32)	(0.21)	(0.47)
Net asset value, end of period	$12.246	$12.21	$12.46	$13.69	$11.19
Total return[3]	9.29%	9.02%	0.31%	24.28%	0.83%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$494,364	$517,477	$539,924	$543,896	$442,431
Ratio of expenses to average net assets	0.86%	0.86%	0.89%	0.88%	0.90%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.94%	0.99%	1.00%	1.07%	1.13%
Ratio of net investment income to average net assets	2.13%	2.22%	1.97%	1.64%	2.19%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.05%	2.09%	1.86%	1.45%	1.96%
Portfolio turnover	37%	35%	49%	49%	57%

[1]
The Fund adopted the accounting and performance history of the Class II shares of the American Century Investments® VP Value Fund, a former portfolio of American
Century Variable Portfolios, Inc., as the result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund’s Class II shares.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Value Fund-8

LVIP American Century Value Fund
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Century Value Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund adopted the accounting and performance history of the American Century Investments® VP Value Fund, a former portfolio of American Century Variable Portfolios, Inc., (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on April 29, 2024. The Fund was established as a "shell" fund, organized solely in connection with the reorganization for the purpose of acquiring the assets and liabilities of the Predecessor Fund and continuing the operations of the Predecessor Fund. The Fund had no investment operations or performance history prior to the reorganization date. The Predecessor Fund is the accounting survivor for financial reporting purposes. Pre-inception information for Standard Class II shares and Service Class shares shown is that of the Predecessor Fund’s Class I shares and Class II shares. The Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The Fund’s investment objective is to seek long-term capital growth.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
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LVIP American Century Value Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution and administration expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the year ended December 31, 2024.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, effective April 29, 2024, LFI receives a management fee at an annual rate of 0.58% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.   Prior to April 29, 2024, a single, unified management fee per class was paid by the Predecessor Fund to American Century Investment Management, Inc. (ACIM) (the “Predecessor Advisor”), in the amount of $2,258,042. The fee included all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services. Prior to April, 29, 2024, the Predecessor Advisor agreed to waive 0.14% of the fund's management fee.
LVIP American Century Value Fund-10

LVIP American Century Value Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Effective April 29, 2024, LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund Fees and expenses) exceed 0.61% of the Fund’s average daily net assets for the Standard Class, 0.71% for the Standard Class II and 0.86% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended December 31, 2024, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2027	Total
LFI	$277,572	$277,572
American Century Investment Management, Inc. (“American Century”) is responsible for managing the Fund’s investment portfolio. For these services, LFI, not the Fund, pays American Century a fee based on the Fund’s average daily net assets.
Effective April 29, 2024, Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$48,573
Legal	7,369
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets for the Standard Class shares, 0.129% of the Fund's average daily net assets for the Standard Class II shares and 0.029% of the Fund's average daily net assets for the Service Class shares, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $209 for the year ended December 31, 2024.
The Fund currently offers three classes of shares: the Standard Class, Standard Class II  and the Service Class. The three classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”) and each share class is subject to its own administrative fee schedule. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2024, the Fund had liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$74,276
Management fees payable to LFI	440,349
Distribution fees payable to LFD	107,368
Shareholder servicing fees payable to Lincoln Life	54,991
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   Pursuant to these procedures, for the year ended December 31, 2024, the Fund engaged in securities purchases of $155,589.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP American Century Value Fund-11

LVIP American Century Value Fund
Notes to Financial Statements (continued)
3. Investments
For the year ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$349,141,432
Sales	326,381,624
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments and derivatives	$718,659,878
Aggregate unrealized appreciation of investments and derivatives	$191,185,622
Aggregate unrealized depreciation of investments and derivatives	(36,419,776)
Net unrealized appreciation of investments and derivatives	$154,765,846
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$15,731,170	$—	$—	$15,731,170
Air Freight & Logistics	12,782,000	—	—	12,782,000
Automobile Components	12,904,311	—	—	12,904,311
Automobiles	6,112,093	—	—	6,112,093
Banks	81,280,268	—	—	81,280,268
Beverages	20,656,383	—	—	20,656,383
Capital Markets	50,791,051	—	—	50,791,051
Chemicals	4,127,422	—	—	4,127,422
Communications Equipment	29,695,142	—	—	29,695,142
Consumer Staples Distribution & Retail	17,424,030	—	—	17,424,030
Containers & Packaging	5,784,040	—	—	5,784,040
Diversified Telecommunication Services	25,669,796	—	—	25,669,796
Electric Utilities	39,829,372	—	—	39,829,372
Electrical Equipment	6,492,941	—	—	6,492,941
Energy Equipment & Services	9,609,960	—	—	9,609,960
Entertainment	10,710,979	—	—	10,710,979
Financial Services	36,261,086	—	—	36,261,086
Food Products	25,383,863	—	—	25,383,863
LVIP American Century Value Fund-12

LVIP American Century Value Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Gas Utilities	$8,068,609	$—	$—	$8,068,609
Ground Transportation	8,552,697	—	—	8,552,697
Health Care Equipment & Supplies	53,623,622	—	—	53,623,622
Health Care Providers & Services	37,522,350	—	—	37,522,350
Health Care REITs	11,034,400	—	—	11,034,400
Household Durables	5,747,308	—	—	5,747,308
Household Products	15,663,578	—	—	15,663,578
Industrial Conglomerates	—	5,505,283	—	5,505,283
Insurance	17,351,985	—	—	17,351,985
Life Sciences Tools & Services	4,634,381	—	—	4,634,381
Machinery	15,595,287	—	—	15,595,287
Media	4,341,587	—	—	4,341,587
Multi-Utilities	8,860,919	—	—	8,860,919
Oil, Gas & Consumable Fuels	67,980,050	—	—	67,980,050
Paper & Forest Products	3,631,814	—	—	3,631,814
Passenger Airlines	7,843,008	—	—	7,843,008
Personal Care Products	27,497,754	—	—	27,497,754
Pharmaceuticals	64,231,048	8,171,783	—	72,402,831
Residential REITs	5,330,835	—	—	5,330,835
Retail REITs	17,902,115	—	—	17,902,115
Semiconductors & Semiconductor Equipment	25,403,651	—	—	25,403,651
Technology Hardware, Storage & Peripherals	4,526,434	—	—	4,526,434
Trading Companies & Distributors	12,705,449	—	—	12,705,449
Money Market Fund	20,466,883	—	—	20,466,883
Total Investments	$859,761,671	$13,677,066	$—	$873,438,737
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$1,053,006	$—	$1,053,006
Liabilities:
Foreign Currency Exchange Contracts	$—	$(18,221)	$—	$(18,221)
There were no Level 3 investments at the beginning or end of the year.
As a result of utilizing International fair value pricing at December 31, 2024, a portion of the Fund’s common stock investments was categorized as Level 2.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale loss deferrals and adjustments related to distributions from underlying real estate investment trusts (REITS).   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Year Ended
	12/31/24	12/31/23
Ordinary income	$38,197,039	$29,728,274
Long-term capital gains	38,712,756	62,226,816
Total	$76,909,795	$91,955,090
LVIP American Century Value Fund-13

LVIP American Century Value Fund
Notes to Financial Statements (continued)
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$2,009,343
Undistributed long-term capital gains	60,434,170
Other temporary differences	2
Net unrealized appreciation	154,765,846
Distributable earnings/(accumulated loss)	$217,209,361
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, there were no permanent differences requiring a reclassification.
At December 31, 2024, the Fund had no capital loss carryforwards for federal income tax purposes.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/24*	12/31/23
Shares sold:
Standard Class	845	—
Standard Class II	1,276,765	1,761,761
Service Class	1,652,418	2,529,136
Shares reinvested:
Standard Class	27	—
Standard Class II	2,711,238	3,408,512
Service Class	3,555,474	4,726,245
	9,196,767	12,425,654
Shares redeemed:
Standard Class	—	—
Standard Class II	(4,615,338)	(4,500,794)
Service Class	(7,220,390)	(8,194,898)
	(11,835,728)	(12,695,692)
Net decrease	(2,638,961)	(270,038)

*	Date of commencement of operations of Standard class is April 29, 2024.
7. Securities Lending
Prior to April 29, 2024, the Predecessor Fund was authorized to engage in securities lending. State Street Bank & Trust Co. served as lending agent for the Predecessor Fund. Cash collateral on securities loaned was invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Income from securities lending in the amount of $1,185 is reflected separately on the Statement of Operations.
As of April 29, 2024, the fund no longer participates in securities lending.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their
LVIP American Century Value Fund-14

LVIP American Century Value Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the year ended December 31, 2024, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Fair values of derivative instruments as of December 31, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$1,053,006	Receivables and other assets net of liabilities	$(18,221)
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$5,002,267	$2,048,289
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2024.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$3,696,264	$73,988,315
9. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was
LVIP American Century Value Fund-15

LVIP American Century Value Fund
Notes to Financial Statements (continued)
 9. Risk Factors (continued)
first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP American Century Value Fund-16

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP American Century Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP American Century Value Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2024, and the related statements of operations and changes in net assets and the financial highlights for the year then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of its operations, changes in its net assets and its financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.
The statement of changes in net assets for the year ended December 31, 2023, and financial highlights for each of the four years in the period ended December 31, 2023, were audited by another independent registered public accounting firm whose report, dated February 12, 2024, expressed an unqualified opinion on that statement of changes in net assets and those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and others; when replies were not received from and others, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP American Century Value Fund–17

LVIP American Funds
LVIP American Global Growth Fund
LVIP American Global Small Capitalization Fund
LVIP American Growth Fund
LVIP American Growth-Income Fund
LVIP American International Fund
each a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP American Funds

LVIP American Global Growth Fund
Schedule of Investments
December 31, 2024

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANY–100.06%
International Equity Fund–100.06%
✢American Funds Insurance Series®– Global Growth Fund	9,628,520	$355,388,686
Total Investment Company (Cost $251,976,453)		355,388,686

TOTAL INVESTMENTS–100.06% (Cost $251,976,453)	355,388,686
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(209,357)
NET ASSETS APPLICABLE TO 14,917,247 SHARES OUTSTANDING–100.00%	$355,179,329

✢Class 1 shares.
The LVIP American Global Growth Fund (Fund) invests substantially all of its assets in Class 1 shares of the Global Growth Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds-1

LVIP American Global Small Capitalization Fund
Schedule of Investments
December 31, 2024

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANY–100.11%
Global Equity Fund–100.11%
✢American Funds Insurance Series®– Global Small Capitalization Fund	2,973,173	$53,963,097
Total Investment Company (Cost $52,454,366)		53,963,097

TOTAL INVESTMENTS–100.11% (Cost $52,454,366)	53,963,097
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.11%)	(57,188)
NET ASSETS APPLICABLE TO 5,294,750 SHARES OUTSTANDING–100.00%	$53,905,909

✢Class 1 shares.
The LVIP American Global Small Capitalization Fund (Fund) invests substantially all of its assets in Class 1 shares of the Global Small Capitalization Fund, a series of the American Funds Insurance Series®(Underlying Fund) (See Note 1 in Notes to Financial Statements).The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds-2

LVIP American Growth Fund
Schedule of Investments
December 31, 2024

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–100.05%
INVESTMENT COMPANY–100.05%
Equity Fund–100.05%
✢American Funds Insurance Series®– Growth Fund	18,396,772	$2,345,036,508
Total Affiliated Investment (Cost $1,395,483,250)		2,345,036,508

TOTAL INVESTMENTS–100.05% (Cost $1,395,483,250)	2,345,036,508
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(1,206,480)
NET ASSETS APPLICABLE TO 67,523,512 SHARES OUTSTANDING–100.00%	$2,343,830,028

✢Class 1 shares.
The LVIP American Growth Fund (Fund) invests substantially all of its assets in Class 1 shares of the Growth Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments,should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds-3

LVIP American Growth-Income Fund
Schedule of Investments
December 31, 2024

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANY–100.05%
Equity Fund–100.05%
✢American Funds Insurance Series®– Growth-Income Fund	24,372,834	$1,696,105,531
Total Investment Company (Cost $1,148,822,360)		1,696,105,531

TOTAL INVESTMENTS–100.05% (Cost $1,148,822,360)	1,696,105,531
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(867,682)
NET ASSETS APPLICABLE TO 56,138,939 SHARES OUTSTANDING–100.00%	$1,695,237,849

✢Class 1 shares.
The LVIP American Growth-Income Fund (Fund) invests substantially all of its assets in Class 1 shares of the Growth-Income Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds-4

LVIP American International Fund
Schedule of Investments
December 31, 2024

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANY–100.06%
International Equity Fund–100.06%
✢American Funds Insurance Series®– International Fund	15,447,875	$275,590,085
Total Investment Company (Cost $261,404,706)		275,590,085

TOTAL INVESTMENTS–100.06% (Cost $261,404,706)	275,590,085
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(170,305)
NET ASSETS APPLICABLE TO 22,021,101 SHARES OUTSTANDING–100.00%	$275,419,780

✢Class 1 shares.
The LVIP American International Fund (Fund) invests substantially all of its assets in Class 1 shares of the International Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds-5

LVIP American Funds
Statements of Assets and Liabilities
December 31, 2024
	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
ASSETS:
Unaffiliated investments, at value	$355,388,686	$53,963,097	$—	$1,696,105,531	$275,590,085
Affiliated investments, at value	—	—	2,345,036,508	—	—
Receivable for fund shares sold	288,984	77,466	3,613,678	4,501,523	321,010
Receivable for securities sold	74,804	—	256,177	—	22,819
Prepaid expenses	2,178	352	12,941	9,592	1,756
Expense reimbursement receivable from Lincoln Financial Investments Corporation	—	2,297	—	—	—
TOTAL ASSETS	355,754,652	54,043,212	2,348,919,304	1,700,616,646	275,935,670
LIABILITIES:
Payable for fund shares redeemed	363,788	73,338	3,869,854	4,497,257	343,829
Due to manager and affiliates	178,222	27,451	1,181,993	840,788	138,933
Payable for audit fee	15,252	15,252	15,252	15,252	15,252
Payable for fund accounting fee	13,758	13,702	14,056	13,971	13,745
Other accrued expenses payable	4,303	3,432	8,121	7,262	4,131
Payable for securities purchased	—	4,128	—	4,267	—
TOTAL LIABILITIES	575,323	137,303	5,089,276	5,378,797	515,890
TOTAL NET ASSETS	$355,179,329	$53,905,909	$2,343,830,028	$1,695,237,849	$275,419,780
Unaffiliated investments, at cost	$251,976,453	$52,454,366	$—	$1,148,822,360	$261,404,706
Affiliated investments, at cost	—	—	1,395,483,250	—	—
Service Class II:
Net Assets	$355,179,329	$53,905,909	$2,343,830,028	$1,695,237,849	$275,419,780
Shares outstanding	14,917,247	5,294,750	67,523,512	56,138,939	22,021,101
Net asset value per share	$23.810	$10.181	$34.711	$30.197	$12.507
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$249,308,468	$53,901,440	$1,418,004,537	$1,102,930,434	$281,298,262
Distributable earnings/(accumulated loss)	105,870,861	4,469	925,825,491	592,307,415	(5,878,482)
TOTAL NET ASSETS	$355,179,329	$53,905,909	$2,343,830,028	$1,695,237,849	$275,419,780
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds-6

LVIP American Funds
Statements of Operations
Year Ended December 31, 2024
	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
INVESTMENT INCOME:
Dividends from investment companies	$6,307,466	$700,825	$—	$21,030,757	$4,068,785
Dividends from affiliated investments	—	—	12,000,627	—	—
	6,307,466	700,825	12,000,627	21,030,757	4,068,785
EXPENSES:
Distribution fees-Service Class II	1,957,943	313,393	11,190,754	8,430,964	1,586,122
Shareholder servicing fees	103,237	16,524	590,058	444,542	83,632
Accounting and administration expenses	57,711	29,005	214,646	168,631	51,481
Professional fees	33,858	27,912	67,557	57,434	32,415
Reports and statements to shareholders	13,290	4,815	52,108	41,973	33,724
Trustees’ fees and expenses	11,280	1,838	62,140	47,345	9,259
Consulting fees	4,478	4,263	5,536	5,248	4,442
Custodian fees	2,566	1,678	7,238	5,907	2,364
Other	13,236	5,492	50,020	34,608	12,977
	2,197,599	404,920	12,240,057	9,236,652	1,816,416
Less:
Expenses reimbursed	—	(34,547)	—	—	—
Total operating expenses	2,197,599	370,373	12,240,057	9,236,652	1,816,416
NET INVESTMENT INCOME (LOSS)	4,109,867	330,452	(239,430)	11,794,105	2,252,369
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	—	—	(3,998,773)	—	—
Sale of investment companies	3,148,757	(294,883)	—	2,793,031	(1,454,058)
Distributions from affiliated investment companies	—	—	45,070,948	—	—
Distributions from investment companies	10,015,688	1,999,722	—	66,679,816	—
Net realized gain (loss)	13,164,445	1,704,839	41,072,175	69,472,847	(1,454,058)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	—	—	506,830,605	—	—
Unaffiliated investments	26,549,694	(899,595)	—	238,465,817	7,912,834
Net change in unrealized appreciation (depreciation)	26,549,694	(899,595)	506,830,605	238,465,817	7,912,834
NET REALIZED AND UNREALIZED GAIN	39,714,139	805,244	547,902,780	307,938,664	6,458,776
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$43,824,006	$1,135,696	$547,663,350	$319,732,769	$8,711,145
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds-7

LVIP American Funds
Statements of Changes in Net Assets
	LVIP American Global Growth Fund		LVIP American Global Small Capitalization Fund		LVIP American Growth Fund
	Year Ended		Year Ended		Year Ended
	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,109,867	$1,622,535	$330,452	$(98,618)	$(239,430)	$114,151
Net realized gain (loss)	13,164,445	24,053,650	1,704,839	(246,040)	41,072,175	47,523,469
Net change in unrealized appreciation (depreciation)	26,549,694	37,169,744	(899,595)	8,929,585	506,830,605	444,506,121
Net increase in net assets resulting from operations	43,824,006	62,845,929	1,135,696	8,584,927	547,663,350	492,143,741
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Service Class II	(30,879,057)	(32,206,496)	(1,042,336)	(16,234,948)	(77,245,431)	(181,292,678)
Return of capital:
Service Class II	—	—	—	—	—	—
	(30,879,057)	(32,206,496)	(1,042,336)	(16,234,948)	(77,245,431)	(181,292,678)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Service Class II	30,940,796	19,429,630	3,282,834	5,090,798	297,974,944	130,978,378
Reinvestment of dividends and distributions:
Service Class II	30,879,057	32,206,496	1,042,336	16,234,948	77,245,431	181,292,678
Cost of shares redeemed:
Service Class II	(56,999,611)	(41,515,468)	(9,782,501)	(11,812,005)	(262,966,930)	(179,346,068)
Increase (decrease) in net assets derived from capital share transactions	4,820,242	10,120,658	(5,457,331)	9,513,741	112,253,445	132,924,988
NET INCREASE (DECREASE) IN NET ASSETS	17,765,191	40,760,091	(5,363,971)	1,863,720	582,671,364	443,776,051
NET ASSETS:
Beginning of year	337,414,138	296,654,047	59,269,880	57,406,160	1,761,158,664	1,317,382,613
End of year	$355,179,329	$337,414,138	$53,905,909	$59,269,880	$2,343,830,028	$1,761,158,664
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds-8

LVIP American Funds
Statements of Changes in Net Assets (continued)
	LVIP American Growth-Income Fund		LVIP American International Fund
	Year Ended		Year Ended
	12/31/24	12/31/23	12/31/24	12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$11,794,105	$12,304,572	$2,252,369	$2,600,745
Net realized gain (loss)	69,472,847	61,707,655	(1,454,058)	(5,533,184)
Net change in unrealized appreciation (depreciation)	238,465,817	203,871,184	7,912,834	43,287,901
Net increase in net assets resulting from operations	319,732,769	277,883,411	8,711,145	40,355,462
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Service Class II	(78,344,898)	(106,951,380)	(2,205,758)	(38,069,061)
Return of capital:
Service Class II	—	—	—	(6,486)
	(78,344,898)	(106,951,380)	(2,205,758)	(38,075,547)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Service Class II	208,653,295	99,356,267	34,537,336	21,991,429
Reinvestment of dividends and distributions:
Service Class II	78,344,898	106,951,380	2,205,758	38,075,547
Cost of shares redeemed:
Service Class II	(186,325,210)	(117,148,049)	(59,637,519)	(39,677,238)
Increase (decrease) in net assets derived from capital share transactions	100,672,983	89,159,598	(22,894,425)	20,389,738
NET INCREASE (DECREASE) IN NET ASSETS	342,060,854	260,091,629	(16,389,038)	22,669,653
NET ASSETS:
Beginning of year	1,353,176,995	1,093,085,366	291,808,818	269,139,165
End of year	$1,695,237,849	$1,353,176,995	$275,419,780	$291,808,818
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds-9

LVIP American Global Growth Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Global Growth Fund Service Class II
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$22.989	$20.980	$30.532	$27.014	$21.644
Income (loss) from investment operations:
Net investment income (loss)[1]	0.289	0.117	0.063	(0.005)	(0.006)
Net realized and unrealized gain (loss)	2.761	4.301	(7.837)	4.345	6.342
Total from investment operations	3.050	4.418	(7.774)	4.340	6.336
Less dividends and distributions from:
Net investment income	(0.292)	(0.111)	(0.129)	—	—
Net realized gain	(1.937)	(2.298)	(1.649)	(0.822)	(0.966)
Total dividends and distributions	(2.229)	(2.409)	(1.778)	(0.822)	(0.966)
Net asset value, end of period	$23.810	$22.989	$20.980	$30.532	$27.014
Total return[2]	13.25%	22.16%	(25.02% )	16.02%	29.99%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$355,179	$337,414	$296,654	$455,371	$385,084
Ratio of expenses to average net assets[3]	0.62%	0.62%	0.62%	0.61%	0.63%
Ratio of net investment income (loss) to average net assets	1.15%	0.52%	0.27%	(0.02% )	(0.03% )
Portfolio turnover	8%	11%	18%	9%	10%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds-10

LVIP American Global Small Capitalization Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Global Small Capitalization Fund Service Class II
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$10.184	$12.508	$20.466	$20.741	$17.017
Income (loss) from investment operations:
Net investment income (loss)[1]	0.060	(0.021)	(0.098)	(0.143)	(0.073)
Net realized and unrealized gain (loss)	0.137	1.588	(6.089)	1.557	4.789
Total from investment operations	0.197	1.567	(6.187)	1.414	4.716
Less dividends and distributions from:
Net investment income	(0.200)	—	(0.626)	—	—
Net realized gain	—	(3.891)	(1.145)	(1.689)	(0.992)
Total dividends and distributions	(0.200)	(3.891)	(1.771)	(1.689)	(0.992)
Net asset value, end of period	$10.181	$10.184	$12.508	$20.466	$20.741
Total return[2]	1.93%	15.72%	(29.85% )	6.29%	29.23%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$53,906	$59,270	$57,406	$82,861	$84,849
Ratio of expenses to average net assets[3]	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.71%	0.71%	0.71%	0.67%	0.73%
Ratio of net investment income (loss) to average net assets	0.58%	(0.17% )	(0.65% )	(0.65% )	(0.44% )
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.52%	(0.23% )	(0.71% )	(0.67% )	(0.52% )
Portfolio turnover	7%	5%	12%	9%	13%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects expenses waived/reimbursed by the manager. Performance would have been lower had the expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds-11

LVIP American Growth Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Growth Fund Service Class II
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$27.479	$22.546	$38.600	$32.636	$23.030
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.004)	0.002	— [2]	(0.043)	(0.016)
Net realized and unrealized gain (loss)	8.446	8.163	(11.593)	7.055	11.488
Total from investment operations	8.442	8.165	(11.593)	7.012	11.472
Less dividends and distributions from:
Net investment income	(0.009)	(0.002)	(0.405)	(0.194)	—
Net realized gain	(1.201)	(3.230)	(4.056)	(0.854)	(1.866)
Total dividends and distributions	(1.210)	(3.232)	(4.461)	(1.048)	(1.866)
Net asset value, end of period	$34.711	$27.479	$22.546	$38.600	$32.636
Total return[3]	31.19%	37.99%	(30.19% )	21.58%	51.55%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,343,830	$1,761,159	$1,317,383	$1,764,769	$1,403,276
Ratio of expenses to average net assets[4]	0.60%	0.60%	0.60%	0.60%	0.63%
Ratio of net investment income (loss) to average net assets	(0.01% )	0.01%	— [5]	(0.12% )	(0.06% )
Portfolio turnover	6%	8%	5%	6%	9%

[1]	The average shares outstanding method has been applied for per share information.
[2]	Amount rounds to less than $0.001 per share.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	Amount rounds to less than 0.001%.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds-12

LVIP American Growth-Income Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Growth-Income Fund Service Class II
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$25.636	$22.301	$27.805	$23.052	$22.114
Income (loss) from investment operations:
Net investment income[1]	0.222	0.248	0.224	0.202	0.224
Net realized and unrealized gain (loss)	5.825	5.284	(4.916)	5.239	2.495
Total from investment operations	6.047	5.532	(4.692)	5.441	2.719
Less dividends and distributions from:
Net investment income	(0.242)	(0.236)	(0.574)	(0.199)	(0.289)
Net realized gain	(1.244)	(1.961)	(0.238)	(0.489)	(1.492)
Total dividends and distributions	(1.486)	(2.197)	(0.812)	(0.688)	(1.781)
Net asset value, end of period	$30.197	$25.636	$22.301	$27.805	$23.052
Total return[2]	23.81%	25.72%	(16.80% )	23.69%	13.14%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,695,238	$1,353,177	$1,093,085	$1,330,283	$1,063,359
Ratio of expenses to average net assets[3]	0.60%	0.60%	0.60%	0.60%	0.61%
Ratio of net investment income to average net assets	0.77%	1.03%	0.94%	0.78%	1.05%
Portfolio turnover	6%	6%	7%	6%	5%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds-13

LVIP American International Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American International Fund Service Class II
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$12.271	$12.337	$16.103	$16.769	$15.125
Income (loss) from investment operations:
Net investment income[1]	0.102	0.120	0.197	0.362	0.040
Net realized and unrealized gain (loss)	0.236	1.647	(3.598)	(0.672)	1.947
Total from investment operations	0.338	1.767	(3.401)	(0.310)	1.987
Less dividends and distributions from:
Net investment income	(0.102)	(0.110)	(0.315)	(0.355)	(0.037)
Net realized gain	—	(1.723)	(0.050)	(0.001)	(0.306)
Total dividends and distributions	(0.102)	(1.833)	(0.365)	(0.356)	(0.343)
Net asset value, end of period	$12.507	$12.271	$12.337	$16.103	$16.769
Total return[2]	2.75%	15.41%	(21.07% )	(1.84% )	13.57%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$275,420	$291,809	$269,139	$296,356	$294,834
Ratio of expenses to average net assets[3]	0.63%	0.62%	0.62%	0.62%	0.64%
Ratio of net investment income to average net assets	0.78%	0.94%	1.49%	2.11%	0.29%
Portfolio turnover	7%	5%	7%	7%	8%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds-14

LVIP American Funds
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Global Growth Fund, LVIP American Global Small Capitalization Fund, LVIP American Growth Fund, LVIP American Growth-Income Fund and LVIP American International Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The LVIP American Global Growth Fund, LVIP American Global Small Capitalization Fund, LVIP American Growth Fund, LVIP American Growth-Income Fund and LVIP American International Fund operate under a fund of funds structure and invest substantially all of their assets in Class 1 shares of the Global Growth Fund, Global Small Capitalization Fund, Growth Fund, Growth-Income Fund and International Fund, respectively, each a series of the American Funds Insurance Series® (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of the LVIP American Global Growth Fund, LVIP American Global Small Capitalization Fund and LVIP American International Fund is long-term growth of capital.
The investment objective of the LVIP American Growth Fund is growth of capital.
The investment objective of the LVIP American Growth-Income Fund is long-term growth of capital and income.
1. Significant Accounting Policies
Each Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Funds value Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the year ended December 31, 2024, the Funds did not incur any interest or tax penalties.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The Funds adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Funds' adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Funds' Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to
LVIP American Funds-15

LVIP American Funds
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
each Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
2. Management Fees and Other Transactions With Affiliates
Lincoln Financial Investments Corporation ("LFI") is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of each Fund’s investment portfolio, and providing certain administrative services to each Fund. To the extent that a Fund invests all of its investable assets (i.e., securities and cash) in another registered investment company, the Trust will not pay the adviser any advisory fees.
To the extent a Fund does not invest investable assets in another registered investment company, the advisory fee rates payable by the Service Class II of each Fund to LFI are set forth in the following table:
Fund	Annual Fee Rate Based on Average Daily Net Asset Value
LVIP American Global Growth Fund	0.80%
LVIP American Global Small Capitalization Fund	1.00%
LVIP American Growth Fund	0.75%
LVIP American Growth-Income Fund	0.75%
LVIP American International Fund	0.85%
The fee is calculated daily and paid monthly. This fee is in addition to the management fees indirectly paid to the investment advisers of the Underlying Funds. For the year ended December 31, 2024, no advisory fees were charged to the Funds.
LFI has contractually agreed to reimburse the LVIP American Global Small Capitalization Fund to the extent that the Fund’s annual operating expenses (excluding Distribution fees and Underlying Funds' fees and expenses) exceed 0.10% of the average daily net assets. The reimbursement is accrued daily and received monthly.This agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. Each Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that each Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended December 31, 2024, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2025	2026	2027	Total
LVIP American Global Small Capitalization Fund	$35,787	$35,328	$34,547	$105,662
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Administrative	$29,209	$4,730	$163,191	$123,870	$23,882
Legal	4,436	718	24,776	18,808	3,627
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
LVIP American Funds-16

LVIP American Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the year ended December 31, 2024, these fees were as follows:
	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Printing and mailing	$3,678	$1,223	$10,092	$8,482	$25,585
The Funds currently offer one class of shares: Service Class II. The Service Class II shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class II shares an annual 12b-1 Fee at a rate not to exceed 0.75% of average daily net assets of the Service Class II shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.55% of the average daily net assets of the Service Class II shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At December 31, 2024, each Fund had receivables due from and liabilities payable to affiliates as follows:
	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Expense reimbursement receivable due from LFI	$—	$2,297	$—	$—	$—
Distribution fees payable to LFD	169,296	26,076	1,122,791	798,676	131,974
Shareholder servicing fees payable to Lincoln Life	8,926	1,375	59,202	42,112	6,959
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Funds and the corresponding investment activity for the year ended December 31, 2024, were as follows:
LVIP American Growth Fund
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 12/31/24	Number of Shares 12/31/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-100.05%@
Equity Fund-100.05%@
✢‡American Funds Insurance Series® – Growth Fund	$—	$194,029,594	$113,851,140	$(3,998,773)	$506,830,605	$2,345,036,508	18,396,772	$12,000,627	$45,070,948

@ As a percentage of Net Assets as of December 31, 2024.
✢ Class 1 shares.
‡ Issuer considered an unaffiliated investment of the Fund at December 31, 2023.
LVIP American Funds-17

LVIP American Funds
Notes to Financial Statements (continued)
3. Investments
For the year ended December 31, 2024, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Purchases	$28,127,269	$4,030,583	$194,029,594	$186,369,427	$20,540,418
Sales	40,040,020	8,193,218	113,851,140	85,373,604	43,384,502
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Cost of investments	$259,377,756	$54,470,832	$1,462,399,795	$1,168,878,583	$275,653,912
Aggregate unrealized appreciation of investments	$96,186,095	$1,812,882	$883,175,997	$528,143,277	$2,622,090
Aggregate unrealized depreciation of investments	(175,167)	(2,320,617)	(539,284)	(916,329)	(2,685,917)
Net Unrealized Appreciation (Depreciation) of investments	$96,010,928	$(507,735)	$882,636,713	$527,226,948	$(63,827)
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of December 31, 2024:
Level 1	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Investments:
Assets:
Affiliated Investment Companies	$—	$—	$2,345,036,508	$—	$—
Unaffiliated Investment Companies	355,388,686	53,963,097	—	1,696,105,531	275,590,085
Total Investments	$355,388,686	$53,963,097	$2,345,036,508	$1,696,105,531	$275,590,085
There were no Level 3 investments at the beginning or end of the year.
LVIP American Funds-18

LVIP American Funds
Notes to Financial Statements (continued)
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale loss deferrals and adjustments related to distributions from underlying regulated investment companies (RICS).   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Year ended December 31, 2024
Ordinary income	$7,444,201	$1,042,336	$779,818	$16,297,069	$2,205,758
Long-term capital gains	23,434,856	—	76,465,613	62,047,829	—
Total	$30,879,057	$1,042,336	$77,245,431	$78,344,898	$2,205,758
Year ended December 31, 2023
Ordinary income	$2,262,378	$—	$114,151	$12,304,572	$2,600,745
Long-term capital gains	29,944,118	16,234,948	181,178,527	94,646,808	35,468,316
Return of capital	—	—	—	—	6,486
Total	$32,206,496	$16,234,948	$181,292,678	$106,951,380	$38,075,547
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Undistributed ordinary income	$4,848	$510	$26,672	$6,255	$46,611
Undistributed long-term capital gains	9,855,084	511,695	43,162,108	65,074,211	—
Capital loss carryforward	—	—	—	—	(5,861,266)
Other temporary differences	1	(1)	(2)	1	—
Net unrealized appreciation (depreciation)	96,010,928	(507,735)	882,636,713	527,226,948	(63,827)
Distributable earnings/(accumulated loss)	$105,870,861	$4,469	$925,825,491	$592,307,415	$(5,878,482)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, there were no permanent differences requiring a reclassification.
As of December 31, 2024, the below Funds had the following capital loss carryforwards for federal income tax purposes:
Post-Enactment Losses (No Expiration)
LVIP American International Fund
Short-Term	$85,250
Long-Term	5,776,016
Total	$5,861,266
In 2024, the Funds had utilized the following capital loss carryforward:
	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Capital loss carryforward utilized	$—	$583,464	$—	$—	$—
LVIP American Funds-19

LVIP American Funds
Notes to Financial Statements (continued)
6. Capital Shares
Transactions in capital shares were as follows:
	LVIP American Global Growth Fund		LVIP American Global Small Capitalization Fund		LVIP American Growth Fund
	Year Ended		Year Ended		Year Ended
	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Shares sold:
Service Class II	1,238,169	853,735	318,671	437,956	9,286,659	5,120,826
Shares reinvested:
Service Class II	1,273,464	1,524,383	102,130	1,757,790	2,458,468	7,415,444
	2,511,633	2,378,118	420,801	2,195,746	11,745,127	12,536,270
Shares redeemed:
Service Class II	(2,271,694)	(1,840,988)	(945,955)	(965,339)	(8,312,415)	(6,877,398)
Net increase (decrease)	239,939	537,130	(525,154)	1,230,407	3,432,712	5,658,872

	LVIP American Growth-Income Fund		LVIP American International Fund
	Year Ended		Year Ended
	12/31/24	12/31/23	12/31/24	12/31/23
Shares sold:
Service Class II	7,136,655	4,104,302	2,656,919	1,713,783
Shares reinvested:
Service Class II	2,670,398	4,518,674	175,046	3,299,582
	9,807,053	8,622,976	2,831,965	5,013,365
Shares redeemed:
Service Class II	(6,451,487)	(4,853,625)	(4,592,062)	(3,047,639)
Net increase (decrease)	3,355,566	3,769,351	(1,760,097)	1,965,726
7. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Effective, February 12, 2025, the line of credit was renewed.
The Funds had no amounts outstanding as of December 31, 2024, or at any time during the year.
8. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
9. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
LVIP American Funds-20

LVIP American Funds
Notes to Financial Statements (continued)
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP American Funds-21

Report of Independent Registered Public Accounting Firm
To the Shareholders of LVIP American Global Growth Fund, LVIP American Global Small Capitalization Fund, LVIP American Growth Fund, LVIP American Growth-Income Fund and LVIP American International Fund and the Board of Trustees of Lincoln Variable Insurance Products Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of LVIP American Global Growth Fund, LVIP American Global Small Capitalization Fund, LVIP American Growth Fund, LVIP American Growth-Income Fund and LVIP American International Fund (collectively referred to as the “Funds”) (five of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)), including the schedules of investments, as of December 31, 2024, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (five of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP American Funds–22

LVIP American Global Allocation Managed Risk Funds
LVIP American Global Balanced Allocation Managed Risk Fund
LVIP American Global Growth Allocation Managed Risk Fund
each a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP American Global Allocation Managed Risk Funds

LVIP American Global Balanced Allocation Managed Risk Fund
Statement of Net Assets
December 31, 2024

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.90%
Asset Allocation Fund–10.72%
✧American Funds®– Capital Income Builder	1,807,471	$124,588,968
		124,588,968
Equity Funds–33.49%
✧American Funds®-
American Mutual Fund	2,288,856	126,321,969
Growth Fund of America	1,791,394	133,548,447
Investment Company of America	2,245,897	129,475,938
		389,346,354
Fixed Income Funds–45.07%
✧American Funds®-
Bond Fund of America	38,932,090	433,703,481
High-Income Trust	3,470,078	33,867,962
Inflation Linked Bond Fund	4,665,094	42,685,610
Intermediate Bond Fund of America	1,111,504	13,793,764
		524,050,817
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Global Equity Fund–3.43%
✧American Funds®– Smallcap World Fund	570,200	$39,913,985
		39,913,985
International Equity Funds–4.77%
✧American Funds®-
EuroPacific Growth Fund	739,170	39,708,239
New World Fund	204,386	15,731,556
		55,439,795
Money Market Fund–2.42%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.43%)	28,132,571	28,132,571
		28,132,571
Total Investment Companies (Cost $1,090,122,581)		1,161,472,490

TOTAL INVESTMENTS–99.90% (Cost $1,090,122,581)	1,161,472,490
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.10%	1,114,171
NET ASSETS APPLICABLE TO 109,983,012 SHARES OUTSTANDING–100.00%	$1,162,586,661
NET ASSET VALUE PER SHARE–LVIP AMERICAN GLOBAL BALANCED ALLOCATION MANAGED RISK FUND STANDARD CLASS ($8,326,267 / 787,324 Shares)		$10.575
NET ASSET VALUE PER SHARE–LVIP AMERICAN GLOBAL BALANCED ALLOCATION MANAGED RISK FUND SERVICE CLASS ($1,154,260,394 / 109,195,688 Shares)		$10.571
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)		$1,087,613,574
Distributable earnings/(accumulated loss)		74,973,087
TOTAL NET ASSETS		$1,162,586,661

✧Class R-6 shares.

★Includes $1,680,099 cash collateral held at broker for futures contracts, $1,957,001 payable for securities purchased, $1,434,840 payable for fund shares redeemed, $12,267 other accrued expenses payable, $630,529 due to manager and affiliates, $82,992 variation margin due to broker on futures contracts, $22,140 payable for audit fee and $22,279 payable for fund accounting fee as of December 31, 2024.

LVIP American Global Allocation Managed Risk Funds-1

LVIP American Global Balanced Allocation Managed Risk Fund
Statement of Net Assets (continued)

The following futures contracts were outstanding at December 31, 2024:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
6	Australian Dollar	$371,400	$382,775	3/17/25	$—	$(11,375)
11	British Pound	859,581	874,440	3/17/25	—	(14,859)
17	Euro	2,207,556	2,240,295	3/17/25	—	(32,739)
13	Japanese Yen	1,041,625	1,084,893	3/17/25	—	(43,268)
1	Swedish Krona	181,500	183,901	3/17/25	—	(2,401)
					—	(104,642)
Equity Contracts:
21	E-mini MSCI Emerging Markets Index	1,127,490	1,170,356	3/21/25	—	(42,866)
7	E-mini Russell 2000 Index	787,430	832,110	3/21/25	—	(44,680)
64	E-mini S&P 500 Index	18,994,400	19,610,730	3/21/25	—	(616,330)
11	E-mini S&P MidCap 400 Index	3,461,370	3,648,563	3/21/25	—	(187,193)
47	Euro STOXX 50 Index	2,376,312	2,423,809	3/21/25	—	(47,497)
9	FTSE 100 Index	921,705	929,936	3/21/25	—	(8,231)
7	OMXS 30 Index	157,097	160,818	1/17/25	—	(3,721)
3	SPI 200 Index	378,241	385,670	3/20/25	—	(7,429)
7	TOPIX Index	1,239,664	1,221,875	3/13/25	17,789	—
					17,789	(957,947)
Total Futures Contracts					$17,789	$(1,062,589)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2024.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds-2

LVIP American Global Growth Allocation Managed Risk Fund
Statement of Net Assets
December 31, 2024

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.87%
Asset Allocation Fund–5.84%
✧American Funds®– Capital Income Builder	1,968,101	$135,661,164
		135,661,164
Equity Funds–44.97%
✧American Funds®-
American Mutual Fund	5,763,601	318,093,158
Growth Fund of America	4,812,450	358,768,178
Investment Company of America	6,379,472	367,776,532
		1,044,637,868
Fixed Income Funds–26.46%
✧American Funds®-
Bond Fund of America	43,254,523	481,855,379
High-Income Trust	6,457,501	63,025,210
Inflation Linked Bond Fund	7,624,275	69,762,117
		614,642,706
Global Equity Fund–5.72%
✧American Funds®– Smallcap World Fund	1,897,128	132,798,985
		132,798,985
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
International Equity Funds–14.02%
✧American Funds®-
EuroPacific Growth Fund	4,293,861	$230,666,232
New World Fund	1,232,793	94,888,073
		325,554,305
Money Market Fund–2.86%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.43%)	66,495,941	66,495,941
		66,495,941
Total Investment Companies (Cost $2,139,327,169)		2,319,790,969

TOTAL INVESTMENTS–99.87% (Cost $2,139,327,169)	2,319,790,969
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.13%	3,060,297
NET ASSETS APPLICABLE TO 214,908,850 SHARES OUTSTANDING–100.00%	$2,322,851,266
NET ASSET VALUE PER SHARE–LVIP AMERICAN GLOBAL GROWTH ALLOCATION MANAGED RISK FUND STANDARD CLASS ($1,111,148 / 102,703 Shares)		$10.819
NET ASSET VALUE PER SHARE–LVIP AMERICAN GLOBAL GROWTH ALLOCATION MANAGED RISK FUND SERVICE CLASS ($2,321,740,118 / 214,806,147 Shares)		$10.809
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)		$2,106,267,009
Distributable earnings/(accumulated loss)		216,584,257
TOTAL NET ASSETS		$2,322,851,266

✧Class R-6 shares.

★Includes $4,247,337 cash collateral held at broker for futures contracts, $2,260,273 payable for securities purchased, $4,049,371 payable for fund shares redeemed, $15,799 other accrued expenses payable, $1,268,951 due to manager and affiliates, $216,769 variation margin due to broker on futures contracts, $22,140 payable for audit fee and $22,511 payable for fund accounting fee as of December 31, 2024.

LVIP American Global Allocation Managed Risk Funds-3

LVIP American Global Growth Allocation Managed Risk Fund
Statement of Net Assets (continued)

The following futures contracts were outstanding at December 31, 2024:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
20	Australian Dollar	$1,238,000	$1,275,895	3/17/25	$—	$(37,895)
29	British Pound	2,266,169	2,305,342	3/17/25	—	(39,173)
52	Euro	6,752,525	6,852,693	3/17/25	—	(100,168)
35	Japanese Yen	2,804,375	2,920,428	3/17/25	—	(116,053)
2	Swedish Krona	363,000	367,802	3/17/25	—	(4,802)
					—	(298,091)
Equity Contracts:
71	E-mini MSCI Emerging Markets Index	3,811,990	3,956,903	3/21/25	—	(144,913)
20	E-mini Russell 2000 Index	2,249,800	2,377,472	3/21/25	—	(127,672)
156	E-mini S&P 500 Index	46,298,850	47,801,172	3/21/25	—	(1,502,322)
25	E-mini S&P MidCap 400 Index	7,866,750	8,292,229	3/21/25	—	(425,479)
129	Euro STOXX 50 Index	6,522,217	6,652,581	3/21/25	—	(130,364)
23	FTSE 100 Index	2,355,468	2,376,502	3/21/25	—	(21,034)
19	OMXS 30 Index	426,407	436,508	1/17/25	—	(10,101)
10	SPI 200 Index	1,260,801	1,284,605	3/20/25	—	(23,804)
17	TOPIX Index	3,010,614	2,966,548	3/13/25	44,066	—
					44,066	(2,385,689)
Total Futures Contracts					$44,066	$(2,683,780)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2024.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds-4

LVIP American Global Allocation Managed Risk Funds
Statements of Operations
Year Ended December 31, 2024
	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
INVESTMENT INCOME:
Dividends	$36,667,275	$58,126,903
EXPENSES:
Distribution fees-Service Class	4,242,776	8,527,290
Management fees	3,049,907	6,093,600
Shareholder servicing fees	353,789	706,858
Accounting and administration expenses	158,017	276,442
Professional fees	56,448	77,724
Trustees’ fees and expenses	39,361	78,502
Reports and statements to shareholders	28,593	61,066
Custodian fees	11,379	15,217
Consulting fees	8,504	9,449
Pricing fees	828	829
Other	54,349	133,744
Total operating expenses	8,003,951	15,980,721
NET INVESTMENT INCOME	28,663,324	42,146,182
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(161,178)	13,048,986
Distributions from investment companies	31,399,210	88,199,464
Foreign currencies	1,189	7,618
Futures contracts	5,977,456	13,576,176
Net realized gain	37,216,677	114,832,244
Net change in unrealized appreciation (depreciation) of:
Investments	47,629,542	124,064,446
Foreign currencies	(24,133)	(64,733)
Futures contracts	(2,168,543)	(5,228,818)
Net change in unrealized appreciation (depreciation)	45,436,866	118,770,895
NET REALIZED AND UNREALIZED GAIN	82,653,543	233,603,139
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$111,316,867	$275,749,321
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds-5

LVIP American Global Allocation Managed Risk Funds
Statements of Changes in Net Assets
	LVIP American Global Balanced Allocation Managed Risk Fund		LVIP American Global Growth Allocation Managed Risk Fund
	Year Ended		Year Ended
	12/31/24	12/31/23	12/31/24	12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$28,663,324	$29,095,805	$42,146,182	$46,702,777
Net realized gain (loss)	37,216,677	(18,039,504)	114,832,244	(48,064,193)
Net change in unrealized appreciation (depreciation)	45,436,866	123,579,560	118,770,895	313,342,096
Net increase in net assets resulting from operations	111,316,867	134,635,861	275,749,321	311,980,680
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(253,376)	(866,070)	(24,019)	(201,206)
Service Class	(31,249,945)	(157,966,092)	(42,142,959)	(503,876,919)
Return of capital:
Standard Class	—	(3,686)	—	(2,199)
Service Class	—	(716,041)	—	(5,764,234)
	(31,503,321)	(159,551,889)	(42,166,978)	(509,844,558)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,586,954	1,203,564	6,909	13,458
Service Class	14,439,693	18,754,506	24,772,601	19,406,447
Reinvestment of dividends and distributions:
Standard Class	253,376	869,756	24,019	203,405
Service Class	31,249,945	158,682,133	42,142,959	509,641,153
	47,529,968	179,509,959	66,946,488	529,264,463
Cost of shares redeemed:
Standard Class	(946,673)	(718,342)	(28,418)	(28,775)
Service Class	(213,161,568)	(185,137,087)	(458,683,879)	(346,672,502)
	(214,108,241)	(185,855,429)	(458,712,297)	(346,701,277)
Increase (decrease) in net assets derived from capital share transactions	(166,578,273)	(6,345,470)	(391,765,809)	182,563,186
NET DECREASE IN NET ASSETS	(86,764,727)	(31,261,498)	(158,183,466)	(15,300,692)
NET ASSETS:
Beginning of year	1,249,351,388	1,280,612,886	2,481,034,732	2,496,335,424
End of year	$1,162,586,661	$1,249,351,388	$2,322,851,266	$2,481,034,732
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds-6

LVIP American Global Balanced Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$9.929	$10.210	$13.150	$12.362	$11.761
Income (loss) from investment operations:
Net investment income[1]	0.283	0.275	0.240	0.183	0.200
Net realized and unrealized gain (loss)	0.696	0.850	(2.289)	0.973	0.959
Total from investment operations	0.979	1.125	(2.049)	1.156	1.159
Less dividends and distributions from:
Net investment income	(0.299)	(0.275)	(0.248)	(0.368)	(0.225)
Net realized gain	(0.034)	(1.125)	(0.643)	—	(0.333)
Return of capital	—	(0.006)	—	—	—
Total dividends and distributions	(0.333)	(1.406)	(0.891)	(0.368)	(0.558)
Net asset value, end of period	$10.575	$9.929	$10.210	$13.150	$12.362
Total return[2]	9.86%	11.80%	(15.53% )	9.36%	10.10%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$8,326	$6,972	$5,759	$3,623	$1,272
Ratio of expenses to average net assets[3]	0.31%	0.31%	0.31%	0.29%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.31%	0.31%	0.31%	0.30%	0.31%
Ratio of net investment income to average net assets	2.70%	2.66%	2.10%	1.40%	1.70%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.70%	2.66%	2.10%	1.39%	1.69%
Portfolio turnover	18%	19%	88%	12%	19%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds-7

LVIP American Global Balanced Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$9.923	$10.208	$13.143	$12.355	$11.758
Income (loss) from investment operations:
Net investment income[1]	0.246	0.239	0.202	0.136	0.158
Net realized and unrealized gain (loss)	0.695	0.846	(2.287)	0.972	0.955
Total from investment operations	0.941	1.085	(2.085)	1.108	1.113
Less dividends and distributions from:
Net investment income	(0.259)	(0.239)	(0.207)	(0.320)	(0.183)
Net realized gain	(0.034)	(1.125)	(0.643)	—	(0.333)
Return of capital	—	(0.006)	—	—	—
Total dividends and distributions	(0.293)	(1.370)	(0.850)	(0.320)	(0.516)
Net asset value, end of period	$10.571	$9.923	$10.208	$13.143	$12.355
Total return[2]	9.49%	11.41%	(15.82% )	8.97%	9.70%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,154,260	$1,242,380	$1,274,854	$1,701,925	$1,741,094
Ratio of expenses to average net assets[3]	0.66%	0.66%	0.66%	0.64%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.66%	0.66%	0.66%	0.65%	0.66%
Ratio of net investment income to average net assets	2.35%	2.31%	1.75%	1.05%	1.35%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.35%	2.31%	1.75%	1.04%	1.34%
Portfolio turnover	18%	19%	88%	12%	19%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds-8

LVIP American Global Growth Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Global Growth Allocation Managed Risk Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$9.851	$10.948	$14.421	$13.250	$12.374
Income (loss) from investment operations:
Net investment income[1]	0.220	0.243	0.198	0.177	0.154
Net realized and unrealized gain (loss)	0.987	1.110	(2.821)	1.303	1.168
Total from investment operations	1.207	1.353	(2.623)	1.480	1.322
Less dividends and distributions from:
Net investment income	(0.239)	(0.236)	(0.186)	(0.309)	(0.189)
Net realized gain	—	(2.189)	(0.664)	—	(0.257)
Return of capital	—	(0.025)	—	—	—
Total dividends and distributions	(0.239)	(2.450)	(0.850)	(0.309)	(0.446)
Net asset value, end of period	$10.819	$9.851	$10.948	$14.421	$13.250
Total return[2]	12.26%	13.97%	(18.13% )	11.17%	10.89%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,111	$1,010	$901	$1,120	$1,033
Ratio of expenses to average net assets[3]	0.31%	0.30%	0.30%	0.29%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.31%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	2.07%	2.26%	1.62%	1.25%	1.25%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.07%	2.26%	1.62%	1.24%	1.25%
Portfolio turnover	19%	17%	89%	13%	22%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds-9

LVIP American Global Growth Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Global Growth Allocation Managed Risk Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$9.840	$10.944	$14.413	$13.242	$12.369
Income (loss) from investment operations:
Net investment income[1]	0.182	0.205	0.155	0.127	0.111
Net realized and unrealized gain (loss)	0.986	1.106	(2.818)	1.300	1.163
Total from investment operations	1.168	1.311	(2.663)	1.427	1.274
Less dividends and distributions from:
Net investment income	(0.199)	(0.201)	(0.142)	(0.256)	(0.144)
Net realized gain	—	(2.189)	(0.664)	—	(0.257)
Return of capital	—	(0.025)	—	—	—
Total dividends and distributions	(0.199)	(2.415)	(0.806)	(0.256)	(0.401)
Net asset value, end of period	$10.809	$9.840	$10.944	$14.413	$13.242
Total return[2]	11.87%	13.57%	(18.42% )	10.78%	10.51%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,321,740	$2,480,024	$2,495,434	$3,417,726	$3,462,302
Ratio of expenses to average net assets[3]	0.66%	0.65%	0.65%	0.64%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.66%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets	1.72%	1.91%	1.27%	0.90%	0.90%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.72%	1.91%	1.27%	0.89%	0.90%
Portfolio turnover	19%	17%	89%	13%	22%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds-10

LVIP American Global Allocation Managed Risk Funds
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Global Balanced Allocation Managed Risk Fund and LVIP American Global Growth Allocation Managed Risk Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
Each Fund operates under a fund of funds structure and invests substantially all of its assets in the series of American Funds® family of funds (collectively, the “Underlying Funds”). The Underlying Funds, which are advised by an unaffiliated adviser, invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Funds may invest in individual securities, such as money market instruments, and employ an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of the LVIP American Global Balanced Allocation Managed Risk Fund is to seek a balance between a high level of current income and growth of capital.
The investment objective of the LVIP American Global Growth Allocation Managed Risk Fund is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
1. Significant Accounting Policies
Each Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Funds value Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the year ended December 31, 2024, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with each Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds do not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP American Global Allocation Managed Risk Funds-11

LVIP American Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The Funds adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Funds' adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Funds' Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
2. Management Fees and Other Transactions With Affiliates
Lincoln Financial Investments Corporation ("LFI") is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of each Fund’s investment portfolio, and providing certain administrative services to each Fund.   For its services, LFI receives a management fee at an annual rate of 0.25% of each Fund's average daily net assets.   The management fee is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.
Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Funds' managed risk strategy. For these services, LFI, not the Funds, pays the Sub-Adviser a fee based on each Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Administrative	$101,320	$202,219
Legal	15,388	30,712
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the year ended December 31, 2024, these fees were as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Printing and mailing	$1,805	$10,024
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
LVIP American Global Allocation Managed Risk Funds-12

LVIP American Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At December 31, 2024, each Fund had liabilities payable to affiliates as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Management fees payable to LFI	$251,601	$504,486
Distribution fees payable to LFD	349,742	705,945
Shareholder servicing fees payable to Lincoln Life	29,186	58,520
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2024, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Purchases	$217,193,795	$450,413,790
Sales	342,623,738	739,693,488
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Cost of investments and derivatives	$1,125,828,884	$2,195,067,302
Aggregate unrealized appreciation of investments and derivatives	$82,830,108	$201,352,415
Aggregate unrealized depreciation of investments and derivatives	(47,190,874)	(76,648,765)
Net unrealized appreciation of investments and derivatives	$35,639,234	$124,703,650
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP American Global Allocation Managed Risk Funds-13

LVIP American Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of December 31, 2024:
Level 1	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Investments:
Assets:
Investment Companies	$1,161,472,490	$2,319,790,969
Derivatives:
Assets:
Futures Contracts	$17,789	$44,066
Derivatives:
Liabilities:
Futures Contracts	$(1,062,589)	$(2,683,780)
There were no Level 3 investments at the beginning or end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale and straddle loss deferrals, mark-to-market adjustments on certain derivatives and adjustments related to distributions from underlying regulated investment companies (RICS).   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds for financial reporting purposes. The tax character of dividends and distributions paid during the year ended December 31, 2024 was as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Year ended December 31, 2024
Ordinary income	$31,503,321	$42,153,800
Long-term capital gains	—	13,178
Total	$31,503,321	$42,166,978
Year ended December 31, 2023
Ordinary income	$29,445,764	$49,574,593
Long-term capital gains	129,386,398	454,503,532
Return of capital	719,727	5,766,433
Total	$159,551,889	$509,844,558
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Undistributed ordinary income	$935,294	$—
Undistributed long-term capital gains	38,404,294	91,894,200
Other temporary differences	(5,735)	(13,593)
Net unrealized appreciation	35,639,234	124,703,650
Distributable earnings/(accumulated loss)	$74,973,087	$216,584,257
LVIP American Global Allocation Managed Risk Funds-14

LVIP American Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 5. Components of Distributable Earnings on a Tax Basis (continued)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, the Fund recorded the following permanent reclassifications primarily related to prior year adjustments:
LVIP American Global Balanced Allocation Managed Risk Fund
Distributable Earnings/(Accumulated Loss)	$707,876
Paid-in capital	(707,876)
At December 31, 2024, the Funds had no capital loss carryforwards for federal income tax purposes.
In 2024, the Funds utilized the following capital loss carryforwards:
	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Capital loss carryforward utilized	$5,619,028	$31,476,189
6. Capital Shares
Transactions in capital shares were as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund		LVIP American Global Growth Allocation Managed Risk Fund
	Year Ended		Year Ended
	12/31/24	12/31/23	12/31/24	12/31/23
Shares sold:
Standard Class	154,415	116,415	648	1,278
Service Class	1,384,989	1,789,455	2,358,309	1,788,119
Shares reinvested:
Standard Class	24,035	90,448	2,225	21,620
Service Class	2,965,453	16,568,041	3,906,466	54,401,213
	4,528,892	18,564,359	6,267,648	56,212,230
Shares redeemed:
Standard Class	(93,255)	(68,733)	(2,734)	(2,661)
Service Class	(20,351,558)	(18,053,592)	(43,496,712)	(32,165,717)
	(20,444,813)	(18,122,325)	(43,499,446)	(32,168,378)
Net increase (decrease)	(15,915,921)	442,034	(37,231,798)	24,043,852
7. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Effective, February 12, 2025, the line of credit was renewed.
The Funds had no amounts outstanding as of December 31, 2024, or at any time during the year.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
LVIP American Global Allocation Managed Risk Funds-15

LVIP American Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 8. Derivatives (continued)
Futures Contracts–Each Fund may use futures contracts in the normal course of pursuing its investment objectives and strategies. Each Fund may invest in futures contracts to hedge the Funds' existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Funds' investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, each Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, each Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2024, each Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of December 31, 2024 were as follows:
LVIP American Global Balanced Allocation Managed Risk Fund
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$17,789	Receivables and other assets net of liabilities	$(957,947)
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(104,642)
Total		$17,789		$(1,062,589)
The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$6,187,897	$(1,916,254)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(210,441)	(252,289)
Total		$5,977,456	$(2,168,543)
Fair values of derivative instruments as of December 31, 2024 were as follows:
LVIP American Global Growth Allocation Managed Risk Fund
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$44,066	Receivables and other assets net of liabilities	$(2,385,689)
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(298,091)
Total		$44,066		$(2,683,780)
LVIP American Global Allocation Managed Risk Funds-16

LVIP American Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 8. Derivatives (continued)
The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$14,154,669	$(4,572,181)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(578,493)	(656,637)
Total		$13,576,176	$(5,228,818)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by each Fund during the year ended December 31, 2024.
Long Derivative Volume
Futures Contracts (Average Notional Value)
LVIP American Global Balanced Allocation Managed Risk Fund	$37,082,968
LVIP American Global Growth Allocation Managed Risk Fund	89,995,635
9. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
10. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP American Global Allocation Managed Risk Funds-17

Report of Independent Registered Public Accounting Firm
To the Shareholders of LVIP American Global Balanced Allocation Managed Risk Fund and LVIP American Global Growth Allocation Managed Risk Fund and the Board of Trustees of Lincoln Variable Insurance Products Trust
Opinion on the Financial Statements
We have audited the accompanying statements of net assets of LVIP American Global Balanced Allocation Managed Risk Fund and LVIP American Global Growth Allocation Managed Risk Fund (collectively referred to as the “Funds”) (two of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2024, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (two of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP American Global Allocation Managed Risk Funds–18

LVIP American Preservation Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP American Preservation Fund

LVIP American Preservation Fund
Statement of Net Assets
December 31, 2024

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–2.98%
INVESTMENT COMPANY–2.98%
Fixed Income Fund–2.98%
✧American Funds®– Corporate Bond	1,925,218	$18,000,789
Total Affiliated Investment (Cost $17,939,687)		18,000,789

UNAFFILIATED INVESTMENTS–97.05%
INVESTMENT COMPANIES–97.05%
Fixed Income Funds–94.04%
✧American Funds®-
Bond Fund of America	5,393,531	60,083,934
Intermediate Bond Fund of America	7,300,389	90,597,831
Mortgage Fund	6,982,413	60,118,574
Short Term Bond Fund of America	33,641,496	320,603,451
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
✧American Funds®- (continued)
U.S. Government Securities Fund	3,074,316	$36,123,213
		567,527,003
Money Market Fund–3.01%
✧American Funds®– U.S. Government Money Market Fund - (seven-day effective yield 4.22%)	18,145,583	18,145,583
		18,145,583
Total Unaffiliated Investments (Cost $610,004,222)		585,672,586

TOTAL INVESTMENTS–100.03% (Cost $627,943,909)	603,673,375
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.03%)	(195,703)
NET ASSETS APPLICABLE TO 66,756,100 SHARES OUTSTANDING–100.00%	$603,477,672
NET ASSET VALUE PER SHARE–LVIP AMERICAN PRESERVATION FUND STANDARD CLASS ($279,397 / 30,917 Shares)		$9.037
NET ASSET VALUE PER SHARE–LVIP AMERICAN PRESERVATION FUND SERVICE CLASS ($603,198,275 / 66,725,183 Shares)		$9.040
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)		$670,000,677
Distributable earnings/(accumulated loss)		(66,523,005)
TOTAL NET ASSETS		$603,477,672

✧Class R-6 shares.

★Includes $2,304,955 payable for securities purchased, $902,269 payable for fund shares redeemed, $6,522 other accrued expenses payable,
$286,848 due to manager and affiliates, $18,188 payable for audit fee and $16,225 payable for fund accounting fee as of December 31, 2024.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Preservation Fund-1

LVIP American Preservation Fund
Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Dividends from unaffiliated investments	$27,265,422
Dividends from affiliated investments	713,607
27,979,029
EXPENSES:
Distribution fees-Service Class	2,184,593
Management fees	1,561,178
Shareholder servicing fees	181,097
Accounting and administration expenses	88,542
Professional fees	41,113
Trustees’ fees and expenses	20,125
Reports and statements to shareholders	18,471
Custodian fees	5,570
Consulting fees	5,093
Other	12,752
4,118,534
Less:
Management fees waived	(437,130)
Total operating expenses	3,681,404
NET INVESTMENT INCOME	24,297,625
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	23,881
Sale of unaffiliated investments	(21,352,677)
Net realized loss	(21,328,796)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	61,102
Unaffiliated investments	14,852,480
Net change in unrealized appreciation (depreciation)	14,913,582
NET REALIZED AND UNREALIZED LOSS	(6,415,214)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,882,411
See accompanying notes, which are an integral part of the financial statements.

LVIP American Preservation Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/24	12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$24,297,625	$19,985,885
Net realized loss	(21,328,796)	(10,211,780)
Net change in unrealized appreciation (depreciation)	14,913,582	13,707,803
Net increase in net assets resulting from operations	17,882,411	23,481,908
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(12,132)	(10,417)
Service Class	(24,050,054)	(19,975,468)
Return of capital:
Standard Class	—	(69)
Service Class	—	(146,202)
	(24,062,186)	(20,132,156)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	36,206	12,939
Service Class	104,742,585	83,529,860
Reinvestment of dividends and distributions:
Standard Class	12,132	10,486
Service Class	24,050,054	20,121,670
	128,840,977	103,674,955
Cost of shares redeemed:
Standard Class	(67,630)	(29,661)
Service Class	(158,663,905)	(145,990,931)
	(158,731,535)	(146,020,592)
Decrease in net assets derived from capital share transactions	(29,890,558)	(42,345,637)
NET DECREASE IN NET ASSETS	(36,070,333)	(38,995,885)
NET ASSETS:
Beginning of year	639,548,005	678,543,890
End of year	$603,477,672	$639,548,005
See accompanying notes, which are an integral part of the financial statements.
LVIP American Preservation Fund-2

LVIP American Preservation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Preservation Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$9.150	$9.107	$10.001	$10.316	$9.904
Income (loss) from investment operations:
Net investment income[1]	0.393	0.315	0.198	0.091	0.158
Net realized and unrealized gain (loss)	(0.097)	0.059	(0.863)	(0.144)	0.418
Total from investment operations	0.296	0.374	(0.665)	(0.053)	0.576
Less dividends and distributions from:
Net investment income	(0.409)	(0.329)	(0.204)	(0.262)	(0.164)
Net realized gain	—	—	(0.023)	—	—
Return of capital	—	(0.002)	(0.002)	—	—
Total dividends and distributions	(0.409)	(0.331)	(0.229)	(0.262)	(0.164)
Net asset value, end of period	$9.037	$9.150	$9.107	$10.001	$10.316
Total return[2]	3.25%	4.10%	(6.65% )	(0.52% )	5.82%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$279	$301	$305	$352	$672
Ratio of expenses to average net assets[3]	0.24%	0.24%	0.24%	0.20%	0.21%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.31%	0.31%	0.31%	0.30%	0.31%
Ratio of net investment income to average net assets	4.24%	3.42%	2.08%	0.89%	1.53%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.17%	3.35%	2.01%	0.79%	1.43%
Portfolio turnover	32%	10%	45%	15%	13%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Preservation Fund-3

LVIP American Preservation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Preservation Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$9.152	$9.108	$10.000	$10.314	$9.906
Income (loss) from investment operations:
Net investment income[1]	0.360	0.282	0.164	0.055	0.121
Net realized and unrealized gain (loss)	(0.097)	0.059	(0.862)	(0.143)	0.417
Total from investment operations	0.263	0.341	(0.698)	(0.088)	0.538
Less dividends and distributions from:
Net investment income	(0.375)	(0.295)	(0.169)	(0.226)	(0.130)
Net realized gain	—	—	(0.023)	—	—
Return of capital	—	(0.002)	(0.002)	—	—
Total dividends and distributions	(0.375)	(0.297)	(0.194)	(0.226)	(0.130)
Net asset value, end of period	$9.040	$9.152	$9.108	$10.000	$10.314
Total return[2]	2.88%	3.74%	(6.97% )	(0.86% )	5.44%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$603,199	$639,247	$678,238	$779,341	$802,996
Ratio of expenses to average net assets[3]	0.59%	0.59%	0.59%	0.55%	0.56%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.66%	0.66%	0.66%	0.65%	0.66%
Ratio of net investment income to average net assets	3.89%	3.07%	1.73%	0.54%	1.18%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.82%	3.00%	1.66%	0.44%	1.08%
Portfolio turnover	32%	10%	45%	15%	13%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Preservation Fund-4

LVIP American Preservation Fund
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Preservation Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies that are advised by Lincoln Financial Investments Corporation ("LFI") and series of the American Funds® family of funds (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek current income, consistent with the preservation of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to
LVIP American Preservation Fund-5

LVIP American Preservation Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund’s investment portfolio, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.25% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.07% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$51,900
Legal	7,882
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,510 for the year ended December 31, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At December 31, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$92,393
Distribution fees payable to LFD	179,569
Shareholder servicing fees payable to Lincoln Life	14,886
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP American Preservation Fund-6

LVIP American Preservation Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the year ended December 31, 2024, were as follows:
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 12/31/24	Number of Shares 12/31/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-2.98%@
Fixed Income Fund-2.98%@
✧‡American Funds® - Corporate Bond	$—	$20,699,415	$2,783,609	$23,881	$61,102	$18,000,789	1,925,218	$713,607	$—

@ As a percentage of Net Assets as of December 31, 2024.
✧ Class R-6 shares.
‡ Issuer was not an investment of the Fund at December 31, 2023.
3. Investments
For the year ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$195,748,715
Sales	218,709,821
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments	$646,076,851
Aggregate unrealized appreciation of investments	$1,285,303
Aggregate unrealized depreciation of investments	(43,688,778)
Net unrealized depreciation of investments	$(42,403,475)
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP American Preservation Fund-7

LVIP American Preservation Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$18,000,789	$—	$—	$18,000,789
Unaffiliated Investment Companies	585,672,586	—	—	585,672,586
Total Investments	$603,673,375	$—	$—	$603,673,375
There were no Level 3 investments at the beginning or end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale loss deferrals and adjustments related to distributions from underlying regulated investment companies (RICS).   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Year Ended
	12/31/24	12/31/23
Ordinary income	$24,062,186	$19,985,885
Return of capital	—	146,271
Total	$24,062,186	$20,132,156
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$235,439
Capital loss carryforward	(24,354,970)
Other temporary differences	1
Net unrealized depreciation	(42,403,475)
Distributable earnings/(accumulated loss)	$(66,523,005)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, there were no permanent differences requiring a reclassification.
As of December 31, 2024, the Fund had the following capital loss carryforwards for federal income tax purposes:
Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$764,609	$23,590,361	$24,354,970
LVIP American Preservation Fund-8

LVIP American Preservation Fund
Notes to Financial Statements (continued)
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/24	12/31/23
Shares sold:
Standard Class	3,866	1,410
Service Class	11,323,352	9,055,387
Shares reinvested:
Standard Class	1,346	1,145
Service Class	2,667,486	2,196,209
	13,996,050	11,254,151
Shares redeemed:
Standard Class	(7,154)	(3,235)
Service Class	(17,114,014)	(15,865,758)
	(17,121,168)	(15,868,993)
Net decrease	(3,125,118)	(4,614,842)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Effective, February 12, 2025, the line of credit was renewed.
The Fund had no amounts outstanding as of December 31, 2024, or at any time during the year.
8. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP American Preservation Fund-9

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP American Preservation Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP American Preservation Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP American Preservation Fund–10

LVIP Baron Growth Opportunities Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP Baron Growth Opportunities Fund

LVIP Baron Growth Opportunities Fund
Statement of Net Assets
December 31, 2024

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.76%
Building Products–1.94%
†Trex Co., Inc.	233,000	$16,083,990
		16,083,990
Capital Markets–21.18%
Carlyle Group, Inc.	157,000	7,926,930
Cohen & Steers, Inc.	171,000	15,790,140
FactSet Research Systems, Inc.	48,400	23,245,552
Houlihan Lokey, Inc.	122,404	21,256,678
Moelis & Co. Class A	93,400	6,900,392
Morningstar, Inc.	83,580	28,146,401
MSCI, Inc.	120,500	72,301,205
		175,567,298
Diversified Consumer Services–1.66%
†Bright Horizons Family Solutions, Inc.	124,497	13,800,493
		13,800,493
Diversified Telecommunication Services–1.56%
Iridium Communications, Inc.	445,000	12,913,900
		12,913,900
Health Care Equipment & Supplies–5.59%
†IDEXX Laboratories, Inc.	75,000	31,008,000
†Integer Holdings Corp.	60,500	8,017,460
†Neogen Corp.	603,817	7,330,338
		46,355,798
Health Care REITs–0.55%
Alexandria Real Estate Equities, Inc.	47,000	4,584,850
		4,584,850
Health Care Technology–0.40%
†Certara, Inc.	315,000	3,354,750
		3,354,750
Hotels, Restaurants & Leisure–11.58%
Choice Hotels International, Inc.	279,000	39,612,420
Krispy Kreme, Inc.	446,908	4,437,796
Red Rock Resorts, Inc. Class A	286,000	13,224,640
Vail Resorts, Inc.	206,500	38,708,425
		95,983,281
Insurance–18.25%
Arch Capital Group Ltd.	626,500	57,857,275
Kinsale Capital Group, Inc.	114,250	53,141,103
Primerica, Inc.	148,294	40,249,957
		151,248,335
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services–9.10%
†Gartner, Inc.	155,670	$75,417,445
		75,417,445
Life Sciences Tools & Services–6.79%
Bio-Techne Corp.	325,000	23,409,750
†Mettler-Toledo International, Inc.	10,400	12,726,272
West Pharmaceutical Services, Inc.	61,500	20,144,940
		56,280,962
Machinery–0.15%
Enpro, Inc.	7,000	1,207,150
		1,207,150
Office REITs–0.62%
Douglas Emmett, Inc.	279,050	5,179,168
		5,179,168
Professional Services–0.78%
SS&C Technologies Holdings, Inc.	85,000	6,441,300
		6,441,300
Real Estate Management & Development–5.43%
†CoStar Group, Inc.	629,000	45,030,110
		45,030,110
Software–10.73%
†ANSYS, Inc.	87,800	29,617,574
†Clearwater Analytics Holdings, Inc. Class A	395,000	10,870,400
†Guidewire Software, Inc.	121,000	20,398,180
†Intapp, Inc.	238,803	15,304,884
†nCino, Inc.	214,217	7,193,407
†ServiceTitan, Inc. Class A	53,973	5,552,203
		88,936,648
Specialized REITs–1.73%
Gaming & Leisure Properties, Inc.	298,157	14,359,241
		14,359,241
Textiles, Apparel & Luxury Goods–1.72%
†Figs, Inc. Class A	2,304,669	14,265,901
		14,265,901
Total Common Stock (Cost $166,405,545)		827,010,620

LVIP Baron Growth Opportunities Fund-1

LVIP Baron Growth Opportunities Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.42%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.43%)	3,462,140	$3,462,140
Total Money Market Fund (Cost $3,462,140)		3,462,140

TOTAL INVESTMENTS–100.18% (Cost $169,867,685)	$830,472,760
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.18%)	(1,494,008)
NET ASSETS APPLICABLE TO 10,944,416 SHARES OUTSTANDING–100.00%	$828,978,752
NET ASSET VALUE PER SHARE–LVIP BARON GROWTH OPPORTUNITIES FUND STANDARD CLASS ($76,536,775 / 965,922 Shares)	$79.237
NET ASSET VALUE PER SHARE–LVIP BARON GROWTH OPPORTUNITIES FUND SERVICE CLASS ($752,441,977 / 9,978,494 Shares)	$75.406
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$76,518,112
Distributable earnings/(accumulated loss)	752,460,640
TOTAL NET ASSETS	$828,978,752

†Non-income producing.

★Includes $2,136,671 payable for fund shares redeemed, $9,201 other accrued expenses payable, $783,274 due to manager and affiliates,
$22,140 payable for audit fee and $39,803 payable for fund accounting fee as of December 31, 2024.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP Baron Growth Opportunities Fund-2

LVIP Baron Growth Opportunities Fund
Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Dividends	$11,305,520
EXPENSES:
Management fees	8,724,795
Distribution fees-Service Class	1,992,437
Shareholder servicing fees	253,019
Accounting and administration expenses	152,967
Professional fees	51,175
Reports and statements to shareholders	37,198
Custodian fees	32,480
Trustees’ fees and expenses	27,900
Consulting fees	8,614
Pricing fees	430
Other	26,169
11,307,184
Less:
Management fees waived	(1,535,695)
Total operating expenses	9,771,489
NET INVESTMENT INCOME	1,534,031
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	92,556,018
Net change in unrealized appreciation (depreciation) of investments	(45,700,905)
NET REALIZED AND UNREALIZED GAIN	46,855,113
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$48,389,144
See accompanying notes, which are an integral part of the financial statements.

LVIP Baron Growth Opportunities Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/24	12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,534,031	$(1,257,721)
Net realized gain	92,556,018	4,149,279
Net change in unrealized appreciation (depreciation)	(45,700,905)	132,278,934
Net increase in net assets resulting from operations	48,389,144	135,170,492
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(690,581)	(995,765)
Service Class	(5,257,516)	(11,925,629)
	(5,948,097)	(12,921,394)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	12,451,069	10,328,461
Service Class	117,856,174	84,006,722
Reinvestment of dividends and distributions:
Standard Class	690,581	995,765
Service Class	5,257,516	11,925,629
	136,255,340	107,256,577
Cost of shares redeemed:
Standard Class	(12,840,485)	(8,343,264)
Service Class	(215,830,770)	(111,492,385)
	(228,671,255)	(119,835,649)
Decrease in net assets derived from capital share transactions	(92,415,915)	(12,579,072)
NET INCREASE (DECREASE) IN NET ASSETS	(49,974,868)	109,670,026
NET ASSETS:
Beginning of year	878,953,620	769,283,594
End of year	$828,978,752	$878,953,620
See accompanying notes, which are an integral part of the financial statements.
LVIP Baron Growth Opportunities Fund-3

LVIP Baron Growth Opportunities Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Baron Growth Opportunities Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$75.619	$64.976	$95.264	$81.827	$62.157
Income (loss) from investment operations:
Net investment income (loss)[1]	0.314	0.056	0.033	(0.255)	(0.198)
Net realized and unrealized gain (loss)	4.018	11.661	(24.952)	15.744	21.270
Total from investment operations	4.332	11.717	(24.919)	15.489	21.072
Less dividends and distributions from:
Net investment income	(0.371)	—	—	—	—
Net realized gain	(0.343)	(1.074)	(5.369)	(2.052)	(1.402)
Total dividends and distributions	(0.714)	(1.074)	(5.369)	(2.052)	(1.402)
Net asset value, end of period	$79.237	$75.619	$64.976	$95.264	$81.827
Total return[2]	5.71%	18.10%	(25.64% )	19.02%	34.41%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$76,537	$72,667	$59,697	$78,495	$69,487
Ratio of expenses to average net assets	0.89%	0.90%	0.92%	0.89%	0.93%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.07%	1.07%	1.07%	1.06%	1.07%
Ratio of net investment income (loss) to average net assets	0.41%	0.07%	0.04%	(0.28% )	(0.32% )
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.23%	(0.10% )	(0.11% )	(0.45% )	(0.46% )
Portfolio turnover	5%	1%	3%	2%	1%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Baron Growth Opportunities Fund-4

LVIP Baron Growth Opportunities Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Baron Growth Opportunities Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$71.993	$62.061	$91.567	$78.916	$60.140
Income (loss) from investment operations:
Net investment income (loss)[1]	0.114	(0.116)	(0.141)	(0.460)	(0.347)
Net realized and unrealized gain (loss)	3.814	11.122	(23.996)	15.163	20.525
Total from investment operations	3.928	11.006	(24.137)	14.703	20.178
Less dividends and distributions from:
Net investment income	(0.172)	—	—	—	—
Net realized gain	(0.343)	(1.074)	(5.369)	(2.052)	(1.402)
Total dividends and distributions	(0.515)	(1.074)	(5.369)	(2.052)	(1.402)
Net asset value, end of period	$75.406	$71.993	$62.061	$91.567	$78.916
Total return[2]	5.44%	17.81%	(25.83% )	18.72%	34.08%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$752,442	$806,286	$709,587	$969,345	$867,155
Ratio of expenses to average net assets	1.14%	1.15%	1.17%	1.14%	1.18%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.32%	1.32%	1.32%	1.31%	1.32%
Ratio of net investment income (loss) to average net assets	0.16%	(0.18% )	(0.21% )	(0.53% )	(0.57% )
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.02% )	(0.35% )	(0.36% )	(0.70% )	(0.71% )
Portfolio turnover	5%	1%	3%	2%	1%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Baron Growth Opportunities Fund-5

LVIP Baron Growth Opportunities Fund
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Baron Growth Opportunities Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek capital appreciation through long-term investments in securities of small-sized companies with undervalued assets or favorable growth prospects.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Baron Growth Opportunities Fund-6

LVIP Baron Growth Opportunities Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $807 for the year ended December 31, 2024. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 1.00% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.11% on the first $250 million of the Fund’s average daily net assets; 0.16% on the next $250 million; 0.21% on the next $200 million; 0.22% on the next $50 million; and 0.27% in excess of $750 million of the Fund’s average daily net assets.   The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
BAMCO, Inc. (the “Sub-Adviser”) a subsidiary of Baron Capital Group, Inc., provides day-to-day portfolio management services to the Fund. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$72,243
Legal	10,972
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $14,062 for the year ended December 31, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP Baron Growth Opportunities Fund-7

LVIP Baron Growth Opportunities Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At December 31, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$597,924
Distribution fees payable to LFD	164,356
Shareholder servicing fees payable to Lincoln Life	20,994
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   For the year ended December 31, 2024, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$42,529,628
Sales	133,235,875
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments	$170,379,517
Aggregate unrealized appreciation of investments	$672,022,522
Aggregate unrealized depreciation of investments	(11,927,281)
Net unrealized appreciation of investments	$660,095,241
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$827,010,620	$—	$—	$827,010,620
Money Market Fund	3,462,140	—	—	3,462,140
Total Investments	$830,472,760	$—	$—	$830,472,760
There were no Level 3 investments at the beginning or end of the year.
LVIP Baron Growth Opportunities Fund-8

LVIP Baron Growth Opportunities Fund
Notes to Financial Statements (continued)
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale loss deferrals and adjustments related to distributions from underlying real estate investment trusts (REITS).   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Year Ended
	12/31/24	12/31/23
Ordinary income	$1,795,549	$—
Long-term capital gains	4,152,548	12,921,394
Total	$5,948,097	$12,921,394
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed long-term capital gains	$92,365,399
Net unrealized appreciation	660,095,241
Distributable earnings/(accumulated loss)	$752,460,640
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, the Fund recorded the following permanent reclassifications primarily related to prior year adjustments:
Distributable Earnings/(Accumulated Loss)	Paid-in capital
$269,401	$(269,401)
At December 31, 2024, the Fund had no capital loss carryforwards for federal income tax purposes.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/24	12/31/23
Shares sold:
Standard Class	162,010	145,209
Service Class	1,603,087	1,235,081
Shares reinvested:
Standard Class	8,504	13,725
Service Class	68,479	172,540
	1,842,080	1,566,555
Shares redeemed:
Standard Class	(165,559)	(116,716)
Service Class	(2,892,574)	(1,641,890)
	(3,058,133)	(1,758,606)
Net decrease	(1,216,053)	(192,051)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Effective, February 12, 2025, the line of credit was renewed.
The Fund had no amounts outstanding as of December 31, 2024, or at any time during the year.
LVIP Baron Growth Opportunities Fund-9

LVIP Baron Growth Opportunities Fund
Notes to Financial Statements (continued)
8. Risk Factors
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources, greater sensitivity to rising interest rates, or a dependence on narrow product lines.
The Fund may invest in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the year ended December 31, 2024. The Fund's REIT holdings may also be affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Baron Growth Opportunities Fund-10

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP Baron Growth Opportunities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP Baron Growth Opportunities Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and others. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP Baron Growth Opportunities Fund–11

LVIP BlackRock Dividend Value Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP BlackRock Dividend Value Managed Volatility Fund

LVIP BlackRock Dividend Value Managed Volatility Fund
Statement of Net Assets
December 31, 2024

	Number of Shares	Value (U.S. $)
COMMON STOCK–92.69%
Aerospace & Defense–3.27%
Airbus SE	35,981	$5,768,791
†Boeing Co.	46,422	8,216,694
L3Harris Technologies, Inc.	118,180	24,850,890
Lockheed Martin Corp.	7,290	3,542,503
RTX Corp.	118,757	13,742,560
		56,121,438
Automobile Components–0.32%
Lear Corp.	57,032	5,400,930
		5,400,930
Automobiles–1.12%
Ford Motor Co.	420,748	4,165,405
General Motors Co.	283,874	15,121,968
		19,287,373
Banks–12.52%
Bank of America Corp.	226,686	9,962,850
Citigroup, Inc.	568,438	40,012,351
Citizens Financial Group, Inc.	183,482	8,029,172
Comerica, Inc.	62,232	3,849,049
Fifth Third Bancorp	130,188	5,504,349
First Citizens BancShares, Inc. Class A	16,571	35,014,855
First Horizon Corp.	251,210	5,059,369
FNB Corp.	165,515	2,446,312
Huntington Bancshares, Inc.	395,851	6,440,496
JPMorgan Chase & Co.	81,327	19,494,895
KeyCorp	430,737	7,382,832
Regions Financial Corp.	296,442	6,972,316
Truist Financial Corp.	175,411	7,609,329
U.S. Bancorp	121,410	5,807,040
United Bankshares, Inc.	63,493	2,384,162
Valley National Bancorp	206,815	1,873,744
Wells Fargo & Co.	670,160	47,072,038
		214,915,159
Beverages–0.68%
Coca-Cola Co.	57,210	3,561,894
Constellation Brands, Inc. Class A	17,174	3,795,454
Keurig Dr. Pepper, Inc.	132,548	4,257,442
		11,614,790
Biotechnology–0.34%
Gilead Sciences, Inc.	62,718	5,793,262
		5,793,262
Broadline Retail–1.16%
Alibaba Group Holding Ltd.	498,700	5,290,940
†Amazon.com, Inc.	63,092	13,841,754
Kohl's Corp.	49,628	696,777
		19,829,471
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products–0.81%
Johnson Controls International PLC	175,461	$13,849,137
		13,849,137
Capital Markets–2.41%
Carlyle Group, Inc.	73,629	3,717,528
Federated Hermes, Inc.	38,820	1,595,890
Franklin Resources, Inc.	129,860	2,634,860
Intercontinental Exchange, Inc.	133,611	19,909,375
Invesco Ltd.	206,613	3,611,595
Janus Henderson Group PLC	59,585	2,534,150
Lazard, Inc.	49,883	2,567,977
T. Rowe Price Group, Inc.	42,966	4,859,025
		41,430,400
Chemicals–2.90%
Air Products & Chemicals, Inc.	52,172	15,131,967
Albemarle Corp.	53,653	4,618,450
Chemours Co.	66,436	1,122,768
Corteva, Inc.	42,545	2,423,363
FMC Corp.	57,860	2,812,575
Huntsman Corp.	72,489	1,306,977
International Flavors & Fragrances, Inc.	93,458	7,901,874
LyondellBasell Industries NV Class A	54,968	4,082,473
PPG Industries, Inc.	86,582	10,342,220
		49,742,667
Commercial Services & Supplies–0.18%
Rentokil Initial PLC	627,453	3,148,317
		3,148,317
Communications Equipment–1.23%
Cisco Systems, Inc.	356,936	21,130,611
		21,130,611
Consumer Finance–0.16%
OneMain Holdings, Inc.	54,194	2,825,133
		2,825,133
Consumer Staples Distribution & Retail–0.66%
Dollar General Corp.	121,032	9,176,646
Walgreens Boots Alliance, Inc.	227,050	2,118,377
		11,295,023
Containers & Packaging–2.04%
Crown Holdings, Inc.	33,497	2,769,867
International Paper Co.	158,186	8,513,571
Packaging Corp. of America	17,911	4,032,304
Sealed Air Corp.	417,104	14,110,628
LVIP BlackRock Dividend Value Managed Volatility Fund-1

LVIP BlackRock Dividend Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging (continued)
Smurfit WestRock PLC	65,062	$3,504,239
Sonoco Products Co.	43,872	2,143,147
		35,073,756
Distributors–0.13%
Genuine Parts Co.	19,584	2,286,628
		2,286,628
Diversified Consumer Services–0.18%
H&R Block, Inc.	58,061	3,067,943
		3,067,943
Diversified Telecommunication Services–2.03%
AT&T, Inc.	555,097	12,639,559
Verizon Communications, Inc.	553,165	22,121,068
		34,760,627
Electric Utilities–6.25%
Alliant Energy Corp.	88,461	5,231,584
American Electric Power Co., Inc.	131,426	12,121,420
Edison International	73,495	5,867,841
Entergy Corp.	215,514	16,340,271
Eversource Energy	87,818	5,043,388
Exelon Corp.	344,423	12,964,082
FirstEnergy Corp.	126,135	5,017,650
IDACORP, Inc.	23,086	2,522,838
NextEra Energy, Inc.	69,530	4,984,606
NRG Energy, Inc.	60,852	5,490,067
OGE Energy Corp.	90,883	3,748,924
PG&E Corp.	700,181	14,129,653
Pinnacle West Capital Corp.	52,474	4,448,221
PPL Corp.	156,120	5,067,655
Xcel Energy, Inc.	64,645	4,364,830
		107,343,030
Electrical Equipment–0.17%
Acuity Brands, Inc.	10,096	2,949,344
		2,949,344
Entertainment–1.80%
Electronic Arts, Inc.	138,659	20,285,812
Walt Disney Co.	95,891	10,677,463
		30,963,275
Financial Services–2.05%
Fidelity National Information Services, Inc.	257,092	20,765,321
Visa, Inc. Class A	40,106	12,675,100
Western Union Co.	160,952	1,706,091
		35,146,512
Food Products–2.14%
Conagra Brands, Inc.	193,742	5,376,340
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
General Mills, Inc.	60,779	$3,875,877
Kraft Heinz Co.	708,234	21,749,866
Lamb Weston Holdings, Inc.	86,549	5,784,070
		36,786,153
Gas Utilities–0.38%
New Jersey Resources Corp.	45,130	2,105,314
Southwest Gas Holdings, Inc.	24,325	1,720,021
UGI Corp.	94,653	2,672,054
		6,497,389
Ground Transportation–0.13%
Norfolk Southern Corp.	9,434	2,214,160
		2,214,160
Health Care Equipment & Supplies–3.33%
Baxter International, Inc.	731,581	21,332,902
Becton Dickinson & Co.	14,724	3,340,434
†Koninklijke Philips NV	262,307	6,629,739
Medtronic PLC	322,835	25,788,060
		57,091,135
Health Care Providers & Services–6.13%
Cardinal Health, Inc.	266,471	31,515,525
Cigna Group	35,322	9,753,817
CVS Health Corp.	537,491	24,127,971
Elevance Health, Inc.	31,964	11,791,520
Humana, Inc.	42,035	10,664,700
Labcorp Holdings, Inc.	75,836	17,390,711
		105,244,244
Hotels, Restaurants & Leisure–0.21%
McDonald's Corp.	8,242	2,389,274
Wendy's Co.	75,724	1,234,301
		3,623,575
Household Durables–1.77%
Garmin Ltd.	18,444	3,804,260
Newell Brands, Inc.	182,067	1,813,387
Sony Group Corp.	1,035,100	21,815,288
Whirlpool Corp.	25,030	2,865,434
		30,298,369
Household Products–0.63%
Kimberly-Clark Corp.	82,851	10,856,795
		10,856,795
Industrial Conglomerates–0.37%
Honeywell International, Inc.	28,306	6,394,042
		6,394,042
Insurance–5.16%
American International Group, Inc.	241,674	17,593,867
Cincinnati Financial Corp.	26,983	3,877,457
LVIP BlackRock Dividend Value Managed Volatility Fund-2

LVIP BlackRock Dividend Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Fidelity National Financial, Inc.	341,707	$19,183,431
MetLife, Inc.	46,272	3,788,751
Old Republic International Corp.	116,211	4,205,676
Principal Financial Group, Inc.	45,343	3,510,002
Prudential Financial, Inc.	47,534	5,634,205
Unum Group	64,315	4,696,925
Willis Towers Watson PLC	83,470	26,146,143
		88,636,457
IT Services–1.42%
Cognizant Technology Solutions Corp. Class A	260,045	19,997,460
International Business Machines Corp.	20,224	4,445,842
		24,443,302
Leisure Products–0.67%
Hasbro, Inc.	206,016	11,518,355
		11,518,355
Life Sciences Tools & Services–0.21%
†Fortrea Holdings, Inc.	189,026	3,525,335
		3,525,335
Machinery–1.72%
CNH Industrial NV	908,139	10,289,215
Fortive Corp.	82,308	6,173,100
Komatsu Ltd.	121,500	3,309,945
Westinghouse Air Brake Technologies Corp.	51,005	9,670,038
		29,442,298
Media–2.31%
Comcast Corp. Class A	586,500	22,011,345
Interpublic Group of Cos., Inc.	136,000	3,810,720
Omnicom Group, Inc.	38,512	3,313,572
WPP PLC	1,013,782	10,500,976
		39,636,613
Metals & Mining–0.61%
Newmont Corp.	106,012	3,945,767
Teck Resources Ltd. Class B	161,031	6,526,586
		10,472,353
Multi-Utilities–3.85%
Avista Corp.	35,433	1,297,911
Black Hills Corp.	31,081	1,818,860
CenterPoint Energy, Inc.	110,504	3,506,292
CMS Energy Corp.	66,809	4,452,820
Dominion Energy, Inc.	228,283	12,295,322
DTE Energy Co.	37,131	4,483,568
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities (continued)
NiSource, Inc.	167,829	$6,169,394
Northwestern Energy Group, Inc.	28,540	1,525,749
Public Service Enterprise Group, Inc.	67,927	5,739,152
Sempra	219,693	19,271,470
WEC Energy Group, Inc.	58,722	5,522,217
		66,082,755
Oil, Gas & Consumable Fuels–5.15%
BP PLC	3,869,014	19,035,418
Chevron Corp.	29,310	4,245,260
Enterprise Products Partners LP	424,440	13,310,438
Exxon Mobil Corp.	37,165	3,997,839
Hess Corp.	115,393	15,348,423
ONEOK, Inc.	78,395	7,870,858
Shell PLC	622,348	19,290,945
Suncor Energy, Inc.	65,906	2,351,526
Valero Energy Corp.	23,397	2,868,238
		88,318,945
Pharmaceuticals–2.05%
AstraZeneca PLC	51,416	6,738,008
Eli Lilly & Co.	9,478	7,317,016
Merck & Co., Inc.	19,906	1,980,249
Pfizer, Inc.	238,411	6,325,044
Sanofi SA	132,097	12,826,692
		35,187,009
Professional Services–2.73%
Leidos Holdings, Inc.	85,472	12,313,096
SS&C Technologies Holdings, Inc.	455,778	34,538,857
		46,851,953
Residential REITs–0.45%
Mid-America Apartment Communities, Inc.	49,959	7,722,163
		7,722,163
Semiconductors & Semiconductor Equipment–1.15%
Applied Materials, Inc.	18,596	3,024,267
Intel Corp.	251,635	5,045,282
Micron Technology, Inc.	33,958	2,857,905
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	44,479	8,784,158
		19,711,612
Software–1.70%
Microsoft Corp.	69,306	29,212,479
		29,212,479
LVIP BlackRock Dividend Value Managed Volatility Fund-3

LVIP BlackRock Dividend Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialized REITs–0.77%
Crown Castle, Inc.	145,575	$13,212,387
		13,212,387
Specialty Retail–0.33%
Best Buy Co., Inc.	66,354	5,693,173
		5,693,173
Technology Hardware, Storage & Peripherals–2.68%
HP, Inc.	761,370	24,843,503
Samsung Electronics Co. Ltd. GDR	19,709	17,935,190
Seagate Technology Holdings PLC	37,073	3,199,771
		45,978,464
Tobacco–1.95%
Altria Group, Inc.	252,232	13,189,211
British American Tobacco PLC ADR	331,164	12,027,877
Philip Morris International, Inc.	67,989	8,182,476
		33,399,564
Trading Companies & Distributors–0.28%
MSC Industrial Direct Co., Inc. Class A	20,844	1,556,838
Watsco, Inc.	6,869	3,255,151
		4,811,989
Total Common Stock (Cost $1,275,496,735)		1,590,837,894
	Number of Shares	Value (U.S. $)
PREFERRED STOCK–0.15%
Henkel AG & Co. KGaA 2.19%	30,749	$2,697,809
Total Preferred Stock (Cost $2,408,540)		2,697,809

MONEY MARKET FUND–6.75%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.43%)	115,829,202	115,829,202
Total Money Market Fund (Cost $115,829,202)		115,829,202

TOTAL INVESTMENTS–99.59% (Cost $1,393,734,477)	1,709,364,905
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.41%	6,970,477
NET ASSETS APPLICABLE TO 82,733,707 SHARES OUTSTANDING–100.00%	$1,716,335,382
NET ASSET VALUE PER SHARE–LVIP BLACKROCK DIVIDEND VALUE MANAGED VOLATILITY FUND STANDARD CLASS ($294,432,323 / 14,141,215 Shares)	$20.821
NET ASSET VALUE PER SHARE–LVIP BLACKROCK DIVIDEND VALUE MANAGED VOLATILITY FUND SERVICE CLASS ($1,421,903,059 / 68,592,492 Shares)	$20.730
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$1,367,836,752
Distributable earnings/(accumulated loss)	348,498,630
TOTAL NET ASSETS	$1,716,335,382

†Non-income producing.

★Includes $4,548,515 cash collateral held at broker for futures contracts, $435,868 payable for fund shares redeemed, $72,603 other accrued expenses payable, $1,203,359 due to manager and affiliates, $52,124 variation margin due to broker on futures contracts, $25,560 payable for audit fee and $84,250 payable for fund accounting fee as of December 31, 2024.

LVIP BlackRock Dividend Value Managed Volatility Fund-4

LVIP BlackRock Dividend Value Managed Volatility Fund
Statement of Net Assets (continued)

The following futures contracts were outstanding at December 31, 2024:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
35	British Pound	$2,735,031	$2,785,622	3/17/25	$—	$(50,591)
35	Euro	4,544,969	4,613,706	3/17/25	—	(68,737)
40	Japanese Yen	3,205,000	3,327,084	3/17/25	—	(122,084)
					—	(241,412)
Equity Contracts:
24	Dow Jones U.S. Real Estate Index	860,878	889,818	3/21/25	—	(28,940)
22	E-mini Russell 2000 Index	2,474,780	2,660,403	3/21/25	—	(185,623)
95	E-mini S&P 500 Index	28,194,812	29,224,950	3/21/25	—	(1,030,138)
95	E-mini S&P MidCap 400 Index	29,893,650	31,771,241	3/21/25	—	(1,877,591)
89	Euro STOXX 50 Index	4,499,824	4,606,116	3/21/25	—	(106,292)
27	FTSE 100 Index	2,765,115	2,822,531	3/21/25	—	(57,416)
13	Nikkei 225 Index (OSE)	3,296,578	3,247,042	3/13/25	49,536	—
					49,536	(3,286,000)
Total Futures Contracts					$49,536	$(3,527,412)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2024.

Summary of Abbreviations:
ADR–American Depositary Receipt
FTSE–Financial Times Stock Exchange
GDR–Global Depository Receipt
IT–Information Technology
OSE–Osaka Securities Exchange
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Dividend Value Managed Volatility Fund-5

LVIP BlackRock Dividend Value Managed Volatility Fund
Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Dividends	$55,688,627
Foreign taxes withheld	(466,011)
55,222,616
EXPENSES:
Management fees	12,777,774
Distribution fees-Service Class	3,723,083
Shareholder servicing fees	519,008
Accounting and administration expenses	317,542
Index fees	154,727
Professional fees	120,311
Custodian fees	59,013
Reports and statements to shareholders	58,123
Trustees’ fees and expenses	57,100
Consulting fees	21,326
Pricing fees	3,409
Other	48,481
17,859,897
Less:
Management fees waived	(2,600,991)
Total operating expenses	15,258,906
NET INVESTMENT INCOME	39,963,710
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	89,742,923
Foreign currencies	14,789
Futures contracts	14,950,053
Net realized gain	104,707,765
Net change in unrealized appreciation (depreciation) of:
Investments	56,241,297
Foreign currencies	(46,912)
Futures contracts	(7,650,443)
Net change in unrealized appreciation (depreciation)	48,543,942
NET REALIZED AND UNREALIZED GAIN	153,251,707
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$193,215,417
See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Dividend Value Managed Volatility Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/24	12/31/23
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$39,963,710	$39,969,770
Net realized gain	104,707,765	78,311,731
Net change in unrealized appreciation (depreciation)	48,543,942	34,247,428
Net increase in net assets resulting from operations	193,215,417	152,528,929
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(24,488,036)	(28,600,196)
Service Class	(115,891,260)	(143,302,021)
	(140,379,296)	(171,902,217)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	29,025,925	18,496,328
Service Class	37,932,263	70,979,832
Reinvestment of dividends and distributions:
Standard Class	24,488,036	28,600,196
Service Class	115,891,260	143,302,021
	207,337,484	261,378,377
Cost of shares redeemed:
Standard Class	(58,298,362)	(38,938,926)
Service Class	(258,437,660)	(169,175,352)
	(316,736,022)	(208,114,278)
Increase (decrease) in net assets derived from capital share transactions	(109,398,538)	53,264,099
NET INCREASE (DECREASE) IN NET ASSETS	(56,562,417)	33,890,811
NET ASSETS:
Beginning of year	1,772,897,799	1,739,006,988
End of year	$1,716,335,382	$1,772,897,799
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Dividend Value Managed Volatility Fund-6

LVIP BlackRock Dividend Value Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Dividend Value Managed Volatility Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20[1]
Net asset value, beginning of period	$20.303	$20.596	$24.007	$20.691	$20.923
Income (loss) from investment operations:
Net investment income[2]	0.531	0.521	0.461	0.407	0.425
Net realized and unrealized gain (loss)	1.807	1.317	(1.130)	4.367	(0.203)
Total from investment operations	2.338	1.838	(0.669)	4.774	0.222
Less dividends and distributions from:
Net investment income	(0.609)	(0.538)	(0.501)	(0.510)	(0.409)
Net realized gain	(1.211)	(1.593)	(2.241)	(0.948)	(0.045)
Total dividends and distributions	(1.820)	(2.131)	(2.742)	(1.458)	(0.454)
Net asset value, end of period	$20.821	$20.303	$20.596	$24.007	$20.691
Total return[3]	11.50%	9.39%	(2.28% )	23.07%	1.12%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$294,432	$291,082	$286,139	$320,848	$288,674
Ratio of expenses to average net assets	0.64%	0.65%	0.64%	0.64%	0.66%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.79%	0.79%	0.79%	0.78%	0.80%
Ratio of net investment income to average net assets	2.45%	2.52%	2.02%	1.70%	2.26%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.30%	2.38%	1.87%	1.56%	2.12%
Portfolio turnover	41%	35%	40%	37%	48%

[1]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Dividend Value Managed Volatility Fund-7

LVIP BlackRock Dividend Value Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Dividend Value Managed Volatility Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20[1]
Net asset value, beginning of period	$20.220	$20.524	$23.935	$20.634	$20.871
Income (loss) from investment operations:
Net investment income[2]	0.474	0.467	0.402	0.345	0.376
Net realized and unrealized gain (loss)	1.799	1.309	(1.126)	4.352	(0.206)
Total from investment operations	2.273	1.776	(0.724)	4.697	0.170
Less dividends and distributions from:
Net investment income	(0.552)	(0.487)	(0.446)	(0.448)	(0.362)
Net realized gain	(1.211)	(1.593)	(2.241)	(0.948)	(0.045)
Total dividends and distributions	(1.763)	(2.080)	(2.687)	(1.396)	(0.407)
Net asset value, end of period	$20.730	$20.220	$20.524	$23.935	$20.634
Total return[3]	11.22%	9.12%	(2.53% )	22.76%	0.87%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,421,903	$1,481,816	$1,452,868	$1,641,353	$1,524,745
Ratio of expenses to average net assets	0.89%	0.90%	0.89%	0.89%	0.91%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.04%	1.04%	1.04%	1.03%	1.05%
Ratio of net investment income to average net assets	2.20%	2.27%	1.77%	1.45%	2.01%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.05%	2.13%	1.62%	1.31%	1.87%
Portfolio turnover	41%	35%	40%	37%	48%

[1]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Dividend Value Managed Volatility Fund-8

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock Dividend Value Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek reasonable income by investing primarily in income-producing equity securities.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of
LVIP BlackRock Dividend Value Managed Volatility Fund-9

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of December 31, 2024, the value and cost of foreign currency held by the LVIP BlackRock Dividend Value Managed Volatility Fund is $27 and $34 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.75% of the first $500 million of the Fund’s average daily net assets; and 0.70% of the Fund’s average daily net assets in excess of $500 million.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.125% on the first $750 million of the Fund’s average daily net assets and 0.16% of the Fund’s average daily net assets in excess of $750 million.   The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
BlackRock Investment Management LLC (“BlackRock”) is responsible for managing the Fund’s investment portfolio. For these services, LFI, not the Fund, pays BlackRock a fee based on the Fund’s average daily net assets.
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$147,938
Legal	22,467
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP BlackRock Dividend Value Managed Volatility Fund-10

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $20,069 for the year ended December 31, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$850,487
Distribution fees payable to LFD	309,529
Shareholder servicing fees payable to Lincoln Life	43,343
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$676,704,182
Sales	854,646,925
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$1,425,488,405
Aggregate unrealized appreciation of investments and derivatives	$362,204,492
Aggregate unrealized depreciation of investments and derivatives	(78,336,578)
Net unrealized appreciation of investments and derivatives	$283,867,914
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP BlackRock Dividend Value Managed Volatility Fund-11

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$56,121,438	$—	$—	$56,121,438
Automobile Components	5,400,930	—	—	5,400,930
Automobiles	19,287,373	—	—	19,287,373
Banks	214,915,159	—	—	214,915,159
Beverages	11,614,790	—	—	11,614,790
Biotechnology	5,793,262	—	—	5,793,262
Broadline Retail	19,829,471	—	—	19,829,471
Building Products	13,849,137	—	—	13,849,137
Capital Markets	41,430,400	—	—	41,430,400
Chemicals	49,742,667	—	—	49,742,667
Commercial Services & Supplies	3,148,317	—	—	3,148,317
Communications Equipment	21,130,611	—	—	21,130,611
Consumer Finance	2,825,133	—	—	2,825,133
Consumer Staples Distribution & Retail	11,295,023	—	—	11,295,023
Containers & Packaging	35,073,756	—	—	35,073,756
Distributors	2,286,628	—	—	2,286,628
Diversified Consumer Services	3,067,943	—	—	3,067,943
Diversified Telecommunication Services	34,760,627	—	—	34,760,627
Electric Utilities	107,343,030	—	—	107,343,030
Electrical Equipment	2,949,344	—	—	2,949,344
Entertainment	30,963,275	—	—	30,963,275
Financial Services	35,146,512	—	—	35,146,512
Food Products	36,786,153	—	—	36,786,153
Gas Utilities	6,497,389	—	—	6,497,389
Ground Transportation	2,214,160	—	—	2,214,160
Health Care Equipment & Supplies	57,091,135	—	—	57,091,135
Health Care Providers & Services	105,244,244	—	—	105,244,244
Hotels, Restaurants & Leisure	3,623,575	—	—	3,623,575
Household Durables	8,483,081	21,815,288	—	30,298,369
Household Products	10,856,795	—	—	10,856,795
Industrial Conglomerates	6,394,042	—	—	6,394,042
Insurance	88,636,457	—	—	88,636,457
IT Services	24,443,302	—	—	24,443,302
Leisure Products	11,518,355	—	—	11,518,355
Life Sciences Tools & Services	3,525,335	—	—	3,525,335
Machinery	26,132,353	3,309,945	—	29,442,298
Media	39,636,613	—	—	39,636,613
Metals & Mining	10,472,353	—	—	10,472,353
Multi-Utilities	66,082,755	—	—	66,082,755
Oil, Gas & Consumable Fuels	88,318,945	—	—	88,318,945
Pharmaceuticals	35,187,009	—	—	35,187,009
Professional Services	46,851,953	—	—	46,851,953
Residential REITs	7,722,163	—	—	7,722,163
Semiconductors & Semiconductor Equipment	19,711,612	—	—	19,711,612
Software	29,212,479	—	—	29,212,479
Specialized REITs	13,212,387	—	—	13,212,387
Specialty Retail	5,693,173	—	—	5,693,173
Technology Hardware, Storage & Peripherals	45,978,464	—	—	45,978,464
Tobacco	33,399,564	—	—	33,399,564
Trading Companies & Distributors	4,811,989	—	—	4,811,989
Preferred Stock	2,697,809	—	—	2,697,809
LVIP BlackRock Dividend Value Managed Volatility Fund-12

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Money Market Fund	$115,829,202	$—	$—	$115,829,202
Total Investments	$1,684,239,672	$25,125,233	$—	$1,709,364,905
Derivatives:

Assets:
Futures Contract	$49,536	$—	$—	$49,536
Liabilities:
Futures Contracts	$(3,527,412)	$—	$—	$(3,527,412)
There were no Level 3 investments at the beginning or end of the year.
As a result of utilizing International fair value pricing at December 31, 2024, a portion of the Fund’s common stock investments was categorized as Level 2.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale and straddle loss deferrals, mark-to-market adjustments on certain derivatives and adjustments related to distributions from underlying real estate investment trusts (REITS).   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Year Ended
	12/31/24	12/31/23
Ordinary income	$70,712,913	$54,530,703
Long-term capital gains	69,666,383	117,371,514
Total	$140,379,296	$171,902,217
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed long-term capital gains	$64,630,717
Other temporary differences	(1)
Net unrealized appreciation	283,867,914
Distributable earnings/(accumulated loss)	$348,498,630
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, the Fund recorded the following permanent reclassifications primarily related to tax treatment of adjustments to the prior period accumulated balances:
Distributable Earnings/(Accumulated Loss)	Paid-in capital
$(1,226,604)	$1,226,604
At December 31, 2024, the Fund had no capital loss carryforwards for federal income tax purposes.
LVIP BlackRock Dividend Value Managed Volatility Fund-13

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes to Financial Statements (continued)
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/24	12/31/23
Shares sold:
Standard Class	1,326,537	904,680
Service Class	1,755,993	3,472,915
Shares reinvested:
Standard Class	1,149,444	1,439,227
Service Class	5,461,140	7,252,909
	9,693,114	13,069,731
Shares redeemed:
Standard Class	(2,671,633)	(1,899,816)
Service Class	(11,910,183)	(8,228,694)
	(14,581,816)	(10,128,510)
Net increase (decrease)	(4,888,702)	2,941,221
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Effective, February 12, 2025, the line of credit was renewed.
The Fund had no amounts outstanding as of December 31, 2024, or at any time during the year.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2024, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
LVIP BlackRock Dividend Value Managed Volatility Fund-14

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
Fair values of derivative instruments as of December 31, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$49,536	Receivables and other assets net of liabilities	$(3,286,000)
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(241,412)
Total		$49,536		$(3,527,412)
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$15,488,838	$(7,129,424)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(538,785)	(521,019)
Total		$14,950,053	$(7,650,443)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2024.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$89,137,438	$—
9. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the year ended December 31, 2024. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
LVIP BlackRock Dividend Value Managed Volatility Fund-15

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes to Financial Statements (continued)
 9. Risk Factors (continued)
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP BlackRock Dividend Value Managed Volatility Fund-16

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP BlackRock Dividend Value Managed Volatility Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP BlackRock Dividend Value Managed Volatility Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and others; when replies were not received from others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP BlackRock Dividend Value Managed Volatility Fund–17

LVIP BlackRock Global Allocation Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP BlackRock Global Allocation Fund

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets
December 31, 2024

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–65.22%
Australia–0.27%
BHP Group Ltd.	69,977	$1,713,001
Brambles Ltd.	24,107	287,081
Coles Group Ltd.	26,835	313,754
CSL Ltd.	2,650	461,853
Fortescue Ltd.	13,454	151,974
Macquarie Group Ltd.	4,644	637,112
Medibank Pvt Ltd.	74,490	174,740
=†πQuintis Australia Pty. Ltd.	3,249,491	0
Rio Tinto Ltd.	6,325	459,839
Steadfast Group Ltd.	73,554	264,052
Woolworths Group Ltd.	49,784	939,513
		5,402,919
Belgium–0.08%
KBC Group NV	17,011	1,313,457
Syensqo SA	3,714	271,455
		1,584,912
Brazil–0.18%
B3 SA - Brasil Bolsa Balcao	843,042	1,400,855
Banco do Brasil SA	170,907	662,725
BB Seguridade Participacoes SA	87,181	511,124
†Magazine Luiza SA	388,959	408,175
Ultrapar Participacoes SA	108,018	280,646
XP, Inc. Class A	30,213	358,024
		3,621,549
Canada–1.32%
Algoma Steel Group, Inc.	67,032	655,573
Barrick Gold Corp.	59,388	920,908
Cameco Corp.	143,261	7,362,183
Canadian National Railway Co.	7,686	780,497
Canadian Natural Resources Ltd.	35,300	1,089,856
Cenovus Energy, Inc.	58,949	893,596
†Eldorado Gold Corp.	7,533	112,016
Enbridge, Inc.	29,905	1,269,264
Fairfax Financial Holdings Ltd.	1,301	1,810,150
Franco-Nevada Corp.	12,869	1,512,283
†Lionsgate Studios Corp.	32,652	248,155
†Lululemon Athletica, Inc.	1,618	618,739
Power Corp. of Canada	61,174	1,908,270
†Shopify, Inc. Class A	11,029	1,173,833
Suncor Energy, Inc.	149,731	5,344,671
Teck Resources Ltd. Class B	8,471	343,448
Thomson Reuters Corp.	5,477	879,475
		26,922,917
China–1.12%
Belimo Holding AG	528	349,172
BYD Co. Ltd. Class H	244,000	8,375,606
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
China Tower Corp. Ltd. Class H	1,452,000	$209,388
Contemporary Amperex Technology Co. Ltd. Class A	99,877	3,639,728
Great Wall Motor Co. Ltd. Class A	350,127	1,262,985
Great Wall Motor Co. Ltd. Class H	457,500	804,652
Haidilao International Holding Ltd.	181,000	370,546
Lenovo Group Ltd.	166,000	215,444
NetEase, Inc.	81,600	1,454,094
Nongfu Spring Co. Ltd. Class H	128,980	563,804
Seres Group Co. Ltd. Class A	19,600	358,180
Tencent Holdings Ltd.	76,862	4,126,805
Weichai Power Co. Ltd. Class A	201,200	377,633
Weichai Power Co. Ltd. Class H	254,000	388,523
†Xiaomi Corp. Class B	70,200	311,833
		22,808,393
Colombia–0.00%
Bancolombia SA ADR	1,920	60,499
		60,499
Czech Republic–0.01%
Komercni Banka AS	1,843	64,362
Moneta Money Bank AS	11,362	57,819
		122,181
Denmark–0.65%
AP Moller - Maersk AS Class B	410	682,141
†Ascendis Pharma AS ADR	4,064	559,491
Carlsberg AS Class B	6,491	623,413
DSV AS	15,078	3,211,095
†Genmab AS	862	180,022
Novo Nordisk AS Class B	79,664	6,873,556
Novonesis (Novozymes) B Class B	20,797	1,178,495
		13,308,213
Faeroe Islands–0.04%
†Vestas Wind Systems AS	61,213	839,652
		839,652
Finland–0.02%
Elisa OYJ	7,799	337,685
Sampo OYJ Class A	3,878	158,397
		496,082
LVIP BlackRock Global Allocation Fund-1

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France–2.28%
Accor SA	78,384	$3,819,368
†Atos SE	32,411,179	87,623
AXA SA	25,987	923,847
BNP Paribas SA	7,153	438,787
Bouygues SA	19,009	561,966
Carrefour SA	45,363	645,162
Cie de Saint-Gobain SA	103,381	9,177,371
Dassault Systemes SE	38,520	1,336,681
Edenred SE	18,137	596,494
Eiffage SA	6,391	560,856
EssilorLuxottica SA	21,646	5,282,624
Hermes International SCA	2,707	6,510,993
La Francaise des Jeux SACA	5,187	199,981
L'Oreal SA	1,101	389,870
LVMH Moet Hennessy Louis Vuitton SE	12,851	8,459,588
Orange SA	108,880	1,085,878
Sanofi SA	56,470	5,483,268
Schneider Electric SE	1,930	481,605
Sodexo SA	2,834	233,527
Vivendi SE	33,874	90,282
		46,365,771
Germany–0.65%
adidas AG	24,820	6,104,833
CTS Eventim AG & Co. KGaA	934	78,956
Evonik Industries AG	31,532	548,090
Fresenius Medical Care AG	10,743	489,137
Heidelberg Materials AG	6,385	788,950
Merck KGaA	5,339	776,946
MTU Aero Engines AG	4,538	1,515,672
†Northern Data AG	4,192	194,077
Rational AG	527	451,379
Rheinmetall AG	1,004	641,463
RWE AG	50,404	1,505,242
†Zalando SE	2,422	81,024
		13,175,769
Greece–0.01%
Athens International Airport SA	12,548	103,983
OPAP SA	3,179	51,699
		155,682
Hong Kong–0.26%
AIA Group Ltd.	588,695	4,267,416
†NagaCorp Ltd.	118,000	44,212
Orient Overseas International Ltd.	22,500	333,445
Prudential PLC	70,768	564,347
		5,209,420
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hungary–0.01%
OTP Bank Nyrt	3,553	$194,179
		194,179
India–0.13%
†Aditya Birla Capital Ltd.	22,463	46,656
Axis Bank Ltd.	5,016	62,379
Bharat Electronics Ltd.	14,278	48,889
Bharat Petroleum Corp. Ltd.	11,850	40,479
Cipla Ltd.	10,582	188,987
Eicher Motors Ltd.	1,988	111,967
GAIL India Ltd.	59,695	133,163
Godrej Consumer Products Ltd.	3,965	50,113
Hindustan Aeronautics Ltd.	5,635	275,014
Hindustan Petroleum Corp. Ltd.	14,535	69,395
IndusInd Bank Ltd.	9,135	102,448
ITC Ltd.	25,546	144,315
JSW Energy Ltd.	9,669	72,579
Kotak Mahindra Bank Ltd.	52,715	1,099,726
Larsen & Toubro Ltd.	917	38,641
Maruti Suzuki India Ltd.	321	40,712
UltraTech Cement Ltd.	306	40,840
		2,566,303
Indonesia–0.08%
Astra International Tbk. PT	458,000	139,225
Bank Central Asia Tbk. PT	1,274,300	766,005
Bank Negara Indonesia Persero Tbk. PT	1,420,300	382,241
Bank Syariah Indonesia Tbk. PT	1,312,100	221,658
Ciputra Development Tbk. PT	1,456,300	88,786
Mitra Adiperkasa Tbk. PT	621,000	54,201
		1,652,116
Ireland–1.04%
Experian PLC	39,015	1,682,637
†Flutter Entertainment PLC	3,447	894,130
†James Hardie Industries PLC CDI	18,561	575,221
Kingspan Group PLC	10,835	790,691
Medtronic PLC	25,008	1,997,639
Seagate Technology Holdings PLC	10,998	949,237
Trane Technologies PLC	38,491	14,216,651
		21,106,206
Israel–0.10%
†CyberArk Software Ltd.	3,452	1,150,034
LVIP BlackRock Global Allocation Fund-2

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Israel (continued)
†Teva Pharmaceutical Industries Ltd. ADR	37,254	$821,078
		1,971,112
Italy–1.37%
BPER Banca SpA	142,864	911,161
Ferrari NV	4,907	2,093,811
FinecoBank Banca Fineco SpA	7,734	134,979
Intesa Sanpaolo SpA	4,074,402	16,341,670
Stevanato Group SpA	6,734	146,734
UniCredit SpA	207,713	8,318,560
		27,946,915
Japan–3.13%
Asahi Intecc Co. Ltd.	21,800	353,709
Bandai Namco Holdings, Inc.	22,400	534,133
Dai-ichi Life Holdings, Inc.	43,600	1,161,780
Daiichi Sankyo Co. Ltd.	92,873	2,541,306
Daikin Industries Ltd.	23,995	2,799,757
Daiwa Securities Group, Inc.	86,400	570,131
Ebara Corp.	31,400	481,758
Eisai Co. Ltd.	13,700	373,045
FANUC Corp.	27,145	709,108
FUJIFILM Holdings Corp.	51,283	1,061,026
GMO Payment Gateway, Inc.	5,800	292,283
Hoya Corp.	64,900	8,054,498
Isetan Mitsukoshi Holdings Ltd.	26,700	458,428
Ito En Ltd.	7,734	173,702
J Front Retailing Co. Ltd.	20,600	274,420
Kakaku.com, Inc.	4,900	74,659
Kansai Paint Co. Ltd.	17,271	246,870
Kawasaki Kisen Kaisha Ltd.	49,300	701,380
Keyence Corp.	16,886	6,863,675
Kokusai Electric Corp.	9,700	127,107
Kuraray Co. Ltd.	12,900	184,776
Kyowa Kirin Co. Ltd.	6,600	99,251
Kyushu Railway Co.	27,400	668,037
Mazda Motor Corp.	32,900	224,331
Mitsubishi Chemical Group Corp.	115,100	581,327
Mitsubishi Corp.	25,800	422,132
Mitsubishi Electric Corp.	90,571	1,529,358
Mitsubishi UFJ Financial Group, Inc.	806,900	9,420,319
Mitsui & Co. Ltd.	266,400	5,524,900
Mitsui OSK Lines Ltd.	19,800	689,007
†Money Forward, Inc.	2,000	60,592
MS&AD Insurance Group Holdings, Inc.	36,200	781,829
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Nexon Co. Ltd.	16,600	$246,931
NIDEC Corp.	117,400	2,108,698
Nikon Corp.	12,400	127,746
Nippon Paint Holdings Co. Ltd.	69,856	451,021
Nippon Yusen KK	31,300	1,041,773
Nomura Holdings, Inc.	51,300	297,634
Nomura Research Institute Ltd.	19,403	569,702
Panasonic Holdings Corp.	48,200	492,633
Rakus Co. Ltd.	20,721	241,229
†Rakuten Group, Inc.	63,000	339,411
Santen Pharmaceutical Co. Ltd.	21,963	224,880
Sekisui House Ltd.	11,300	269,438
Socionext, Inc.	46,800	731,117
Sojitz Corp.	19,800	403,521
Sompo Holdings, Inc.	52,000	1,347,334
Sony Group Corp.	34,300	722,891
Sumitomo Mitsui Financial Group, Inc.	17,500	420,004
Suzuki Motor Corp.	55,500	621,841
TDK Corp.	16,000	206,057
Tokio Marine Holdings, Inc.	23,600	846,960
Tokyo Electron Ltd.	4,300	646,373
TOPPAN Holdings, Inc.	7,300	193,656
Toyota Tsusho Corp.	42,500	751,592
Trend Micro, Inc.	15,656	844,063
Unicharm Corp.	74,700	615,828
Yamaha Motor Co. Ltd.	109,940	968,648
		63,769,615
Jersey–0.00%
†Wizz Air Holdings PLC	4,259	76,725
		76,725
Jordan–0.01%
Hikma Pharmaceuticals PLC	10,023	250,077
		250,077
Kazakhstan–0.01%
Halyk Savings Bank of Kazakhstan JSC GDR	3,455	67,165
Kaspi.KZ JSC ADR	1,626	153,999
		221,164
Luxembourg–0.04%
Tenaris SA	43,585	822,817
		822,817
Macau–0.02%
Wynn Macau Ltd.	702,187	487,313
		487,313
LVIP BlackRock Global Allocation Fund-3

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Malaysia–0.01%
CIMB Group Holdings Bhd.	29,900	$54,832
Frontken Corp. Bhd.	111,200	110,914
		165,746
Mexico–0.12%
Cemex SAB de CV	1,135,469	637,684
Grupo Aeroportuario del Sureste SAB de CV Class B	7,591	195,234
Grupo Financiero Banorte SAB de CV Class O	172,863	1,113,897
Wal-Mart de Mexico SAB de CV	175,140	460,970
		2,407,785
Netherlands–0.90%
ABN AMRO Bank NV	8,051	124,177
†Adyen NV	209	311,100
†Argenx SE	572	355,504
ASML Holding NV	17,471	12,282,658
ING Groep NV	39,521	619,389
Koninklijke Ahold Delhaize NV	48,910	1,595,391
Koninklijke KPN NV	198,245	721,812
Koninklijke Vopak NV	3,975	174,994
†Prosus NV	32,546	1,292,885
Wolters Kluwer NV	5,551	922,300
		18,400,210
Norway–0.10%
DNB Bank ASA	11,531	230,210
Equinor ASA	45,016	1,067,736
Kongsberg Gruppen ASA	2,983	335,608
Telenor ASA	30,950	345,314
		1,978,868
Peru–0.04%
Credicorp Ltd.	4,968	910,734
		910,734
Philippines–0.02%
Ayala Land, Inc.	272,400	122,606
†Bloomberry Resorts Corp.	759,100	59,835
International Container Terminal Services, Inc.	11,750	78,408
Metropolitan Bank & Trust Co.	67,000	82,967
		343,816
Poland–0.04%
LPP SA	14	52,676
Powszechna Kasa Oszczednosci Bank Polski SA	5,486	79,419
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Poland (continued)
Powszechny Zaklad Ubezpieczen SA	54,357	$603,796
		735,891
Portugal–0.00%
Jeronimo Martins SGPS SA	5,013	95,806
		95,806
Republic of Korea–0.25%
†Coupang, Inc.	34,391	755,914
Fila Holdings Corp.	2,328	63,187
†GS Engineering & Construction Corp.	10,074	118,161
†HD Hyundai Infracore Co. Ltd.	24,994	115,972
†HD Hyundai Mipo	2,304	209,006
KakaoBank Corp.	13,490	190,603
Kia Corp.	6,961	471,048
†Krafton, Inc.	1,728	364,133
†NAVER Corp.	3,183	424,707
Samsung C&T Corp.	3,144	242,934
Samsung Electronics Co. Ltd.	51,176	1,826,308
Samsung Life Insurance Co. Ltd.	4,817	308,245
		5,090,218
Saudi Arabia–0.04%
Abdullah Al Othaim Markets Co.	34,593	96,670
Al Rajhi Bank	6,109	153,806
Elm Co.	317	94,069
Etihad Etisalat Co.	11,571	164,447
Riyadh Cables Group Co.	1,533	56,222
Saudi Basic Industries Corp.	3,623	64,603
Saudi National Bank	13,016	115,701
Yanbu National Petrochemical Co.	6,392	64,304
		809,822
Singapore–0.00%
UOL Group Ltd.	28,194	106,529
		106,529
South Africa–0.02%
FirstRand Ltd.	52,187	210,061
Kumba Iron Ore Ltd.	7,185	124,216
		334,277
Spain–0.52%
Amadeus IT Group SA	1,360	96,077
Banco Bilbao Vizcaya Argentaria SA	234,970	2,300,556
Banco de Sabadell SA	109,273	212,458
LVIP BlackRock Global Allocation Fund-4

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Spain (continued)
Bankinter SA	53,964	$427,065
†Cellnex Telecom SA	206,502	6,526,243
Industria de Diseno Textil SA	13,447	691,439
Repsol SA	22,757	275,567
		10,529,405
Sweden–0.15%
Boliden AB	10,518	295,923
Evolution AB	9,453	728,976
SSAB AB Class A	23,984	97,321
SSAB AB Class B	47,847	189,883
Telia Co. AB	151,218	420,308
=†πVolta	1,948	0
Volvo AB Class B	53,088	1,290,154
		3,022,565
Switzerland–1.06%
ABB Ltd.	24,989	1,349,368
Alcon AG	6,866	582,151
†Galderma Group AG	57,229	6,346,236
Geberit AG	1,161	658,431
†Glencore PLC	1,137,911	5,034,361
Kuehne & Nagel International AG	6,174	1,416,584
Logitech International SA	18,816	1,553,188
Novartis AG	30,146	2,934,931
SGS SA	8,976	900,449
Sika AG	2,743	654,499
STMicroelectronics NV	5,923	148,935
		21,579,133
Taiwan–1.18%
Airtac International Group	4,000	102,976
ASMedia Technology, Inc.	11,000	666,016
Asustek Computer, Inc.	12,000	225,472
Chicony Electronics Co. Ltd.	80,577	373,582
Compal Electronics, Inc.	431,102	495,081
Evergreen Marine Corp. Taiwan Ltd.	129,000	885,327
Fortune Electric Co. Ltd.	20,000	343,455
Genius Electronic Optical Co. Ltd.	45,685	706,501
Global Unichip Corp.	14,000	580,762
MediaTek, Inc.	41,060	1,772,176
Quanta Computer, Inc.	93,505	818,556
Realtek Semiconductor Corp.	63,682	1,103,307
Taiwan Semiconductor Manufacturing Co. Ltd.	447,000	14,657,079
Wan Hai Lines Ltd.	193,000	477,430
Yang Ming Marine Transport Corp.	334,122	771,494
		23,979,214
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Thailand–0.02%
Advanced Info Service PCL	15,700	$132,157
CP ALL PCL	83,200	135,636
†Sea Ltd. ADR	1,234	130,927
†True Corp. PCL NVDR	236,100	76,641
		475,361
Turkey–0.01%
Turkiye Is Bankasi AS Class C	357,251	136,754
		136,754
United Arab Emirates–0.03%
Abu Dhabi Commercial Bank PJSC	20,898	59,285
Air Arabia PJSC	82,348	69,052
Aldar Properties PJSC	40,946	85,614
Borouge PLC	124,985	81,666
Emaar Development PJSC	17,079	63,703
Emaar Properties PJSC	93,000	325,356
=†NMC Health PLC	123,425	0
		684,676
United Kingdom–3.17%
Admiral Group PLC	21,125	699,242
Anglo American PLC	8,898	263,336
Auto Trader Group PLC	102,231	1,014,905
BAE Systems PLC	757,735	10,894,766
Bank of Georgia Group PLC	949	55,957
Barclays PLC	73,007	245,082
BP PLC	142,711	702,133
British American Tobacco PLC	57,208	2,062,618
Compass Group PLC	231,997	7,731,433
†Genius Sports Ltd.	68,687	594,143
GSK PLC	57,117	962,812
Hargreaves Lansdown PLC	39,379	541,298
Imperial Brands PLC	14,031	448,445
J Sainsbury PLC	220,576	755,516
Kingfisher PLC	186,971	582,130
Lloyds Banking Group PLC	480,784	329,717
London Stock Exchange Group PLC	19,324	2,730,035
Marks & Spencer Group PLC	121,929	573,174
National Grid PLC	641,241	7,626,310
NatWest Group PLC	145,112	730,478
RELX PLC	195,874	8,898,838
†Rolls-Royce Holdings PLC	174,954	1,245,375
Shell PLC	378,007	11,791,783
Shell PLC ADR	31,680	1,984,752
Standard Chartered PLC	52,281	647,044
Tesco PLC	79,839	368,117
		64,479,439
LVIP BlackRock Global Allocation Fund-5

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States–44.63%
3M Co.	2,822	$364,292
AbbVie, Inc.	8,060	1,432,262
†Adobe, Inc.	29,918	13,303,936
†Advanced Micro Devices, Inc.	3,931	474,825
AES Corp.	87,162	1,121,775
†Airbnb, Inc. Class A	1,883	247,445
†Akamai Technologies, Inc.	6,842	654,437
†Alaska Air Group, Inc.	10,400	673,400
∞Alphabet, Inc. Class C	197,264	37,566,956
†Altice USA, Inc. Class A	105,455	254,147
Altria Group, Inc.	50,225	2,626,265
∞†Amazon.com, Inc.	189,605	41,597,441
†AMC Networks, Inc. Class A	10,929	108,197
†Amentum Holdings, Inc.	30,994	651,804
American Water Works Co., Inc.	4,602	572,903
Amgen, Inc.	825	215,028
†ANSYS, Inc.	11,631	3,923,485
Aon PLC Class A	3,708	1,331,765
Apollo Global Management, Inc.	12,900	2,130,564
Apple, Inc.	178,751	44,762,825
Applied Materials, Inc.	7,566	1,230,459
†Autodesk, Inc.	27,620	8,163,643
†Avaya Holdings Corp.	205	1,121
Bank of America Corp.	377,176	16,576,885
†Beacon Roofing Supply, Inc.	6,803	691,049
†Biogen, Inc.	4,100	626,972
†Boeing Co.	32,406	5,735,862
Booking Holdings, Inc.	626	3,110,231
BorgWarner, Inc.	13,590	432,026
†Boston Scientific Corp.	150,052	13,402,645
Boyd Gaming Corp.	4,083	296,181
Bristol-Myers Squibb Co.	15,403	871,194
Broadcom, Inc.	75,615	17,530,582
†Builders FirstSource, Inc.	3,644	520,837
Bunge Global SA	3,133	243,622
†Cadence Design Systems, Inc.	12,201	3,665,912
†Caesars Entertainment, Inc.	10,015	334,701
Capital One Financial Corp.	53,393	9,521,040
Cardinal Health, Inc.	4,291	507,497
=†πCaresyntax, Inc.	2,497	71,264
†CarMax, Inc.	4,348	355,492
Carrier Global Corp.	10,284	701,986
†Centene Corp.	8,984	544,251
CF Industries Holdings, Inc.	73,385	6,261,208
Cheniere Energy, Inc.	10,452	2,245,821
Chevron Corp.	40,889	5,922,363
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†Chipotle Mexican Grill, Inc.	106,377	$6,414,533
Citigroup, Inc.	14,547	1,023,963
CME Group, Inc.	2,902	673,931
†Coinbase Global, Inc. Class A	3,054	758,308
Colgate-Palmolive Co.	5,395	490,459
Comerica, Inc.	1,401	86,652
†CommScope Holding Co., Inc.	38,515	200,663
Concentra Group Holdings Parent, Inc.	11,346	224,424
†Confluent, Inc. Class A	183,159	5,121,126
ConocoPhillips	5,527	548,113
Consolidated Edison, Inc.	8,841	788,882
†Constellium SE	10,978	112,744
†Corpay, Inc.	2,932	992,247
Costco Wholesale Corp.	17,676	16,195,989
Coterra Energy, Inc.	39,407	1,006,455
CRH PLC	111,829	10,346,917
†Crowdstrike Holdings, Inc. Class A	6,997	2,394,094
=†πCrown PropTech Acquisitions	7,060	0
=†Crown PropTech Acquisitions Class A	8,069	88,920
Danaher Corp.	28,586	6,561,916
†Datadog, Inc. Class A	31,863	4,552,904
†Deckers Outdoor Corp.	2,916	592,210
Dell Technologies, Inc. Class C	2,463	283,836
Delta Air Lines, Inc.	110,863	6,707,212
Devon Energy Corp.	16,546	541,551
†Dexcom, Inc.	18,967	1,475,064
Discover Financial Services	32,760	5,675,015
†DoorDash, Inc. Class A	1,211	203,145
Dr. Horton, Inc.	9,652	1,349,543
†DraftKings, Inc. Class A	23,882	888,410
DuPont de Nemours, Inc.	15,791	1,204,064
Eaton Corp. PLC	13,121	4,354,466
†Edwards Lifesciences Corp.	50,838	3,763,537
Electronic Arts, Inc.	9,640	1,410,332
Elevance Health, Inc.	1,592	587,289
Eli Lilly & Co.	12,652	9,767,344
Enterprise Products Partners LP	21,268	666,964
EOG Resources, Inc.	14,827	1,817,494
†EPAM Systems, Inc.	454	106,154
=†πEpic Games, Inc.	3,175	2,022,824
EQT Corp.	71,803	3,310,836
Equinix, Inc.	515	485,588
Estee Lauder Cos., Inc. Class A	2,549	191,124
LVIP BlackRock Global Allocation Fund-6

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Eversource Energy	16,457	$945,126
†Expedia Group, Inc.	1,382	257,508
Expeditors International of Washington, Inc.	16,991	1,882,093
=†πFanatics Holdings, Inc.	37,931	2,275,860
=†πFarmers Business Network, Inc.	24,139	63,968
Fidelity National Information Services, Inc.	7,448	601,575
Fifth Third Bancorp	19,040	805,011
First Citizens BancShares, Inc. Class A	251	530,368
First Horizon Corp.	7,872	158,542
Flagstar Financial, Inc.	12,616	117,707
†Floor & Decor Holdings, Inc. Class A	22,744	2,267,577
Ford Motor Co.	27,641	273,646
†Fortinet, Inc.	21,427	2,024,423
Franklin Resources, Inc.	34,289	695,724
Freeport-McMoRan, Inc.	161,229	6,139,600
Garmin Ltd.	3,690	761,099
†Generac Holdings, Inc.	1,666	258,313
General Electric Co.	2,743	457,505
General Mills, Inc.	3,630	231,485
General Motors Co.	15,375	819,026
Global Payments, Inc.	11,150	1,249,469
Golden Entertainment, Inc.	1,537	48,569
Goldman Sachs Group, Inc.	7,015	4,016,929
=†πGrand Rounds, Inc.	1,035,048	776,286
Healthpeak Properties, Inc.	69,589	1,410,569
Hess Corp.	26,301	3,498,296
Hilton Worldwide Holdings, Inc.	6,198	1,531,898
Home Depot, Inc.	26,301	10,230,826
Hormel Foods Corp.	17,124	537,180
HP, Inc.	21,662	706,831
†HubSpot, Inc.	7,046	4,909,441
†IDEXX Laboratories, Inc.	3,424	1,415,619
†iHeartMedia, Inc. Class A	721	1,428
Ingersoll Rand, Inc.	57,933	5,240,619
†Inspire Medical Systems, Inc.	1,097	203,362
Intel Corp.	40,977	821,589
Intuit, Inc.	6,611	4,155,014
†Intuitive Surgical, Inc.	16,623	8,676,541
Invesco Ltd.	62,205	1,087,343
Jabil, Inc.	2,947	424,073
Jack Henry & Associates, Inc.	2,647	464,019
=†πJawbone, Inc.	32,637	0
Johnson & Johnson	20,478	2,961,528
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
JPMorgan Chase & Co.	75,622	$18,127,350
Kimberly-Clark Corp.	8,697	1,139,655
Kinder Morgan, Inc.	29,462	807,259
KLA Corp.	1,239	780,719
Lam Research Corp.	48,402	3,496,076
†Landsea Homes Corp.	35,970	305,385
†Liberty Media Corp.-Liberty Live Class C	4,640	315,798
Lineage, Inc.	4,852	284,182
†Lions Gate Entertainment Corp. Class A	37,663	321,642
†Lions Gate Entertainment Corp. Class B	3,122	23,571
†Live Nation Entertainment, Inc.	42,432	5,494,944
Lockheed Martin Corp.	4,815	2,339,801
=†πLookout, Inc.	24,449	23,227
†Lumen Technologies, Inc.	41,555	220,657
MarketAxess Holdings, Inc.	5,471	1,236,665
Marriott International, Inc. Class A	1,833	511,297
Marsh & McLennan Cos., Inc.	66,204	14,062,392
Marvell Technology, Inc.	28,041	3,097,128
†Masimo Corp.	19,630	3,244,839
Mastercard, Inc. Class A	34,844	18,347,805
†Match Group, Inc.	28,235	923,567
Merck & Co., Inc.	45,360	4,512,413
Meta Platforms, Inc. Class A	40,322	23,608,934
†Mettler-Toledo International, Inc.	269	329,170
†MGM Resorts International	23,717	821,794
Micron Technology, Inc.	60,773	5,114,656
∞Microsoft Corp.	140,610	59,267,115
†Moderna, Inc.	11,208	466,029
Mondelez International, Inc. Class A	36,233	2,164,197
Monolithic Power Systems, Inc.	2,616	1,547,887
Morgan Stanley	9,407	1,182,648
MSCI, Inc.	4,470	2,682,045
=†πMythic AI, Inc.	685	0
NetApp, Inc.	22,051	2,559,680
†Netflix, Inc.	3,537	3,152,599
NextEra Energy, Inc.	122,937	8,813,354
Northrop Grumman Corp.	2,481	1,164,309
NRG Energy, Inc.	16,105	1,452,993
Nucor Corp.	2,856	333,324
NVIDIA Corp.	386,849	51,949,952
Omnicom Group, Inc.	7,602	654,076
LVIP BlackRock Global Allocation Fund-7

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†Opendoor Technologies, Inc.	55,264	$88,422
Oracle Corp.	68,640	11,438,170
†Palladyne AI Corp.	2,338	28,687
†Palo Alto Networks, Inc.	13,295	2,419,158
Paramount Global Class B	29,754	311,227
PepsiCo, Inc.	3,245	493,435
Pfizer, Inc.	48,379	1,283,495
Philip Morris International, Inc.	7,235	870,732
PNC Financial Services Group, Inc.	13,975	2,695,079
Principal Financial Group, Inc.	16,180	1,252,494
Procter & Gamble Co.	4,037	676,803
Progressive Corp.	60,136	14,409,187
PulteGroup, Inc.	2,866	312,107
ResMed, Inc.	2,279	521,185
Rollins, Inc.	10,435	483,662
Royal Caribbean Cruises Ltd.	7,984	1,841,829
RTX Corp.	11,821	1,367,926
S&P Global, Inc.	9,093	4,528,587
Salesforce, Inc.	9,987	3,338,954
=†πSalt Pay Co. Ltd.	331	111,550
Sempra	73,782	6,472,157
†ServiceNow, Inc.	7,083	7,508,830
†ServiceTitan, Inc. Class A	6,433	661,763
Skyworks Solutions, Inc.	7,069	626,879
=†πSnorkel AI, Inc.	4,461	44,922
†Snowflake, Inc. Class A	6,750	1,042,268
Solaris Energy Infrastructure, Inc. Class A	60,479	1,740,586
†Standardaero, Inc.	80,312	1,988,525
Stanley Black & Decker, Inc.	2,505	201,126
State Street Corp.	26,227	2,574,180
Stryker Corp.	25,253	9,092,343
†Super Micro Computer, Inc.	18,934	577,108
T. Rowe Price Group, Inc.	24,021	2,716,535
Targa Resources Corp.	2,952	526,932
†Tesla, Inc.	41,090	16,593,786
Thermo Fisher Scientific, Inc.	15,260	7,938,710
TJX Cos., Inc.	125,973	15,218,798
Toll Brothers, Inc.	35,122	4,423,616
TransDigm Group, Inc.	2,713	3,438,131
U.S. Steel Corp.	52,394	1,780,872
†Uber Technologies, Inc.	17,184	1,036,539
†Ulta Beauty, Inc.	2,707	1,177,356
Union Pacific Corp.	34,489	7,864,872
†United Airlines Holdings, Inc.	7,040	683,584
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
UnitedHealth Group, Inc.	31,323	$15,845,053
Universal Health Services, Inc. Class B	4,752	852,604
Valero Energy Corp.	36,896	4,523,081
†Vaxcyte, Inc.	1,764	144,401
Ventas, Inc.	9,824	578,535
Verizon Communications, Inc.	41,408	1,655,906
†Vertex Pharmaceuticals, Inc.	1,235	497,335
Visa, Inc. Class A	29,922	9,456,549
Vistra Corp.	46,954	6,473,548
Walmart, Inc.	177,111	16,001,979
Walt Disney Co.	78,460	8,736,521
†Warner Bros Discovery, Inc.	27,425	289,882
Wells Fargo & Co.	174,063	12,226,185
†Workday, Inc. Class A	7,239	1,867,879
Wynn Resorts Ltd.	6,077	523,594
Zoetis, Inc.	12,146	1,978,948
		908,435,664
Uruguay–0.08%
†MercadoLibre, Inc.	939	1,596,713
		1,596,713
Total Common Stock (Cost $1,012,372,195)		1,327,437,127
ΔCONVERTIBLE PREFERRED STOCKS–0.41%
United States–0.41%
=†πDatabricks, Inc. Series F	60,501	5,596,342
=†πDatabricks, Inc. Series G	16,533	1,529,303
=†πGM Cruise Holdings LLC Class G	27,806	27,806
=†πLookout, Inc. Series F	285,629	539,839
†Wells Fargo & Co. Series L Class A	617	736,889
Total Convertible Preferred Stocks (Cost $8,362,849)		8,430,179
ΔPREFERRED STOCKS–0.98%
Brazil–0.13%
Banco Bradesco SA 7.10%	256,688	482,652
Cia Energetica de Minas Gerais 11.96%	303,722	541,808
Gerdau SA 4.32%	115,428	337,073
Itau Unibanco Holding SA 7.85%	130,464	645,395
Petroleo Brasileiro SA 16.78%	113,004	668,360
		2,675,288
LVIP BlackRock Global Allocation Fund-8

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔPREFERRED STOCKS (continued)
Germany–0.04%
Henkel AG & Co. KGaA 2.19%	8,668	$760,500
		760,500
United Kingdom–0.04%
=†πProject Skye Series D	46,779	734,961
		734,961
United States–0.77%
=†πBreeze Aviation Group, Inc. Series B	1,998	344,036
=†πBytedance Ltd. Series E	23,481	4,243,017
•Citigroup Capital XIII 11.22% (TSFR03M + 6.63%) 10/30/40	51,122	1,532,126
=†πDream Finders Homes, Inc.	2,409	2,393,944
=†πExo Imaging, Inc. Series C	103,568	6,214
=†πJumpcloud, Inc. Series E-1	491,634	1,081,595
=†πJumpcloud, Inc. Series F	32,336	71,139
=†πLessen Holdings, Inc.	53,911	210,792
=†πLoadsmart, Inc. Series C	96,249	668,930
=†πLoadsmart, Inc. Series D	8,526	88,926
=†πMNTN Digital, Inc. Series D	20,836	356,921
=†πNeon Pagamentos SA	3,076	1,254,885
=†πNoodle Partners, Inc. Series C	69,413	147,850
=†πPsiQuantum Corp. Series D	14,776	563,261
=†πRelativity Space, Inc. Series E	29,214	25,708
=†πSambaNova Systems, Inc. Series C	16,831	938,328
=†πSambaNova Systems, Inc. Series D	5,355	342,559
=†πSnorkel AI, Inc. Series C	15,980	160,919
=†πUrsa Major Technologies, Inc.	102,993	290,440
=†πVerge Genomics, Inc. Series B	108,057	700,209
=†Veritas Kapital Assurance PLC	6,795	135,892
=†πZero Mass Water, Inc. Series C-1	43,479	207,395
		15,765,086
Total Preferred Stocks (Cost $26,561,183)		19,935,835
ΔWARRANTS–0.00%
Brazil–0.00%
†Lavoro Ltd. exp 12/27/27 exercise price USD 11.5000	6,063	791
		791
	Number of Shares	Value (U.S. $)
ΔWARRANTS (continued)
France–0.00%
=†Atos SE exp 12/20/27 exercise price EUR 1.0000	5,687,135	$6
		6
Israel–0.00%
†Innovid Corp. exp 11/30/26 exercise price USD 11.5000	4,887	501
		501
United States–0.00%
=†Crown PropTech Acquisitions exp 12/31/27 exercise price USD 11.5000	12,103	0
†EVgo, Inc. exp 7/01/26 exercise price USD 11.5000	16,129	8,710
†Hippo Holdings, Inc. exp 8/02/26 exercise price USD 287.5000	12,653	88
=†Latch, Inc. exp 6/04/26 exercise price USD 11.5000	20,232	0
†Lightning eMotors, Inc. exp 5/18/25 exercise price USD 11.5000	22,028	0
†Offerpad Solutions, Inc. exp 9/01/26 exercise price USD 11.5000	22,210	178
†Palladyne AI Corp. exp 9/24/26 exercise price USD 11.5000	44,727	33,769
		42,745
Total Warrants (Cost $176,378)		44,043

	Principal Amount°
ΔCONVERTIBLE BONDS–0.17%
Austria–0.03%
ams-OSRAM AG 2.13%, excercise price $2.1250 11/3/27	800,000	636,426
		636,426
France–0.02%
^Worldline SA 0.00% 7/30/26	420,333	417,985
		417,985
India–0.00%
=‡REI Agro Ltd. 5.50%, excercise price $5.5000 11/13/14	599,000	0
		0
Italy–0.01%
^Nexi SpA 0.00%, excercise price $0.0100 2/24/28	200,000	183,088
		183,088
LVIP BlackRock Global Allocation Fund-9

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔCONVERTIBLE BONDS (continued)
Spain–0.05%
Cellnex Telecom SA 0.75%, excercise price $0.7500 11/20/31	1,000,000	$910,550
		910,550
United States–0.06%
AMC Networks, Inc. 4.25%, excercise price $4.2500 2/15/29	417,000	424,819
^Core Scientific, Inc. 0.00%, excercise price $0.0100 6/15/31	104,000	101,920
DISH Network Corp.
^0.00%, exercise price $0.0100 12/15/25	653,000	584,433
3.38%, exercise price $3.3750 8/15/26	195,000	161,850
‡Lightning eMotors, Inc. 7.50%, excercise price $7.5000 5/15/24	253,000	2,530
Stem, Inc. 0.50%, excercise price $0.5000 12/1/28	73,000	19,710
		1,295,262
Total Convertible Bonds (Cost $3,798,321)		3,443,311
ΔAGENCY COLLATERALIZED MORTGAGE OBLIGATION–0.01%
United States–0.01%
•Freddie Mac STACR REMIC Trust 2022-DNA1 7.97% (SOFR30A + 3.40%) 1/25/42	138,145	142,143
Total Agency Collateralized Mortgage Obligations (Cost $120,486)		142,143
ΔAGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.02%
United States–0.02%
•Fannie Mae-Aces Series 2018-M13 A2 3.74% 9/25/30	61,491	58,254
*♦•Freddie Mac Multifamily Structured Pass Through Certificates
X1 0.80% 5/25/29	6,226,165	162,368
X1 1.03% 10/25/30	1,702,506	80,113
XFX 1.36% 12/25/29	940,146	41,741
X1 1.42% 7/25/30	275,340	16,816
X1 1.57% 4/25/30	540,757	35,842
X1 1.69% 4/25/30	276,859	19,203
Total Agency Commercial Mortgage-Backed Securities (Cost $432,093)		414,337
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS–8.45%
Argentina–0.00%
Vista Energy Argentina SAU 7.63% 12/10/35		35,000	$34,772
YPF SA 9.50% 1/17/31		21,000	22,461
			57,233
Australia–0.06%
FMG Resources August 2006 Pty. Ltd. 5.88% 4/15/30		100,000	98,279
Mineral Resources Ltd.
8.00% 11/1/27		100,000	102,232
8.50% 5/1/30		100,000	102,006
9.25% 10/1/28		93,000	97,573
=@Quintis Australia Pty. Ltd. (PIK Rate 12.00%, Cash Rate 12.00%) 12.00% 10/1/28		6,149,065	0
=@Quintis Australia Pty. Ltd. (PIK Rate 7.50%, Cash Rate 8.00%) 7.50% 10/1/26		6,870,789	876,025
			1,276,115
Austria–0.02%
ams-OSRAM AG 10.50% 3/30/29	EUR	311,000	317,375
			317,375
Belgium–0.01%
Anheuser-Busch InBev SA 4.00% 9/24/25	GBP	100,000	124,361
μKBC Group NV 1.25% 9/21/27	GBP	100,000	117,452
			241,813
Brazil–0.00%
@Samarco Mineracao SA
9.00% 6/30/31		21,472	20,972
9.00% 6/30/31		16,453	16,070
Suzano Austria GmbH 3.13% 1/15/32		45,000	37,336
Vale Overseas Ltd. 6.40% 6/28/54		12,000	11,798
			86,176
Canada–0.12%
1011778 BC ULC/New Red Finance, Inc. 4.00% 10/15/30		200,000	178,868
Bausch & Lomb Corp. 8.38% 10/1/28		45,000	46,575
Bombardier, Inc.
7.50% 2/1/29		100,000	104,043
8.75% 11/15/30		100,000	107,493
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
4.88% 2/15/30		185,000	167,067
6.25% 9/15/27		100,000	99,129
LVIP BlackRock Global Allocation Fund-10

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Canada (continued)
First Quantum Minerals Ltd.
6.88% 10/15/27		490,000	$487,673
9.38% 3/1/29		200,000	212,690
GFL Environmental, Inc.
4.00% 8/1/28		100,000	94,689
4.38% 8/15/29		348,000	328,957
6.75% 1/15/31		100,000	102,686
Mercer International, Inc. 5.13% 2/1/29		179,000	154,726
Methanex Corp. 5.13% 10/15/27		100,000	97,870
Parkland Corp. 4.50% 10/1/29		100,000	92,749
Toronto-Dominion Bank 2.88% 4/5/27	GBP	100,000	119,504
Videotron Ltd. 5.13% 4/15/27		100,000	99,510
			2,494,229
Cayman Islands–0.09%
Seagate HDD Cayman
8.25% 12/15/29		646,000	688,308
8.50% 7/15/31		362,000	387,108
9.63% 12/1/32		660,000	743,717
			1,819,133
Chile–0.00%
Kenbourne Invest SA 6.88% 11/26/24		200,000	81,234
Latam Airlines Group SA 7.88% 4/15/30		25,000	25,309
			106,543
China–0.00%
‡Fantasia Holdings Group Co. Ltd.
10.88% 1/9/23		233,000	4,457
11.75% 4/17/22		204,000	5,100
			9,557
Colombia–0.01%
Ecopetrol SA
8.38% 1/19/36		81,000	78,120
8.88% 1/13/33		77,000	78,460
			156,580
Costa Rica–0.01%
Liberty Costa Rica Senior Secured Finance 10.88% 1/15/31		200,000	213,400
			213,400
France–0.53%
Afflelou SAS 6.00% 7/25/29	EUR	324,000	349,859
Altice France SA 4.25% 10/15/29	EUR	161,000	125,913
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
France (continued)
φAtos SE
5.00% 12/18/30	EUR	349,161	$201,184
9.00% 12/18/29	EUR	338,921	312,955
•Bertrand Franchise Finance SAS 6.96% (EURIBOR03M + 3.75%) 7/18/30	EUR	359,000	373,915
BNP Paribas SA
1.88% 12/14/27	GBP	100,000	114,392
3.38% 1/23/26	GBP	100,000	123,020
Constellium SE 5.38% 8/15/32	EUR	266,000	279,699
μElectricite de France SA
3.38% 6/15/30	EUR	200,000	193,153
5.13% 9/17/29	EUR	200,000	211,388
6.00% 1/29/26	GBP	100,000	124,721
7.38% 6/17/35	GBP	200,000	254,476
Eutelsat SA
1.50% 10/13/28	EUR	200,000	153,824
2.25% 7/13/27	EUR	100,000	87,011
Forvia SE 2.75% 2/15/27	EUR	1,372,000	1,366,433
Goldstory SAS
6.75% 2/1/30	EUR	608,000	657,408
• 7.06% (EURIBOR03M + 4.00%) 2/1/30	EUR	446,000	465,210
Iliad Holding SASU
5.63% 10/15/28	EUR	1,289,000	1,366,201
7.00% 10/15/28		400,000	405,348
7.00% 4/15/32		200,000	201,012
8.50% 4/15/31		200,000	212,633
Loxam SAS
5.75% 7/15/27	EUR	479,000	494,971
6.38% 5/31/29	EUR	708,000	773,052
•Nova Alexandre III SAS 8.43% (EURIBOR03M + 5.25%) 7/15/29	EUR	317,000	317,857
Paprec Holding SA 7.25% 11/17/29	EUR	516,000	566,568
Picard Groupe SAS 6.38% 7/1/29	EUR	191,000	205,744
μRCI Banque SA 5.50% 10/9/34	EUR	500,000	529,532
μSociete Generale SA 8.13% 11/21/29		301,000	295,068
			10,762,547
Germany–0.40%
Adler Pelzer Holding GmbH 9.50% 4/1/27	EUR	789,000	781,979
Adler Real Estate GmbH 3.00% 4/27/26	EUR	200,000	197,863
•APCOA Group GmbH 7.37% (EURIBOR03M + 4.13%) 4/15/31	EUR	157,000	163,241
μBayer AG
5.38% 3/25/82	EUR	100,000	101,285
6.63% 9/25/83	EUR	100,000	107,297
LVIP BlackRock Global Allocation Fund-11

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Germany (continued)
μCommerzbank AG
4.25% 10/9/27	EUR	200,000	$195,517
6.50% 10/9/29	EUR	400,000	428,759
7.88% 10/9/31	EUR	200,000	227,172
μDeutsche Bank AG 4.50% 11/30/26	EUR	400,000	393,623
Dynamo Newco II GmbH 6.25% 10/15/31	EUR	130,000	138,364
Fressnapf Holding SE 5.25% 10/31/31	EUR	252,000	268,865
Gruenenthal GmbH 4.63% 11/15/31	EUR	179,000	187,458
@IHO Verwaltungs GmbH 8.75% 5/15/28	EUR	477,216	521,512
Mahle GmbH 6.50% 5/2/31	EUR	574,000	583,504
PCF GmbH
4.75% 4/15/29	EUR	218,000	186,657
• 7.93% (EURIBOR03M + 4.75%) 4/15/29	EUR	145,440	124,488
•PrestigeBidCo GmbH 6.93% (EURIBOR03M + 3.75%) 7/1/29	EUR	149,000	156,657
ProGroup AG
5.13% 4/15/29	EUR	168,000	171,043
5.38% 4/15/31	EUR	216,000	218,810
Techem Verwaltungsgesellschaft 675 GmbH 5.38% 7/15/29	EUR	255,000	272,557
@Tele Columbus AG 10.00% 1/1/29	EUR	612,654	525,780
TK Elevator Holdco GmbH 6.63% 7/15/28	EUR	395,100	409,733
TK Elevator Midco GmbH 4.38% 7/15/27	EUR	1,218,000	1,258,511
TUI Cruises GmbH
5.00% 5/15/30	EUR	113,000	118,811
6.25% 4/15/29	EUR	389,000	424,604
			8,164,090
Greece–0.02%
Danaos Corp. 8.50% 3/1/28		100,000	102,510
μNational Bank of Greece SA 5.88% 6/28/35	EUR	273,000	306,032
			408,542
Hong Kong–0.12%
μAIA Group Ltd. 2.70% 4/7/26		238,000	229,436
FWD Group Holdings Ltd. 8.40% 4/5/29		1,479,000	1,559,337
HKT Capital No. 6 Ltd. 3.00% 1/18/32		201,000	172,938
Melco Resorts Finance Ltd. 5.63% 7/17/27		200,000	193,575
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Hong Kong (continued)
Studio City Finance Ltd. 5.00% 1/15/29		274,000	$247,851
			2,403,137
Indonesia–0.02%
Freeport Indonesia PT 4.76% 4/14/27		246,000	242,657
Pertamina Persero PT 3.65% 7/30/29		256,000	240,041
			482,698
Ireland–0.05%
Adient Global Holdings Ltd. 8.25% 4/15/31		100,000	101,972
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 2.13% 8/15/26	EUR	266,000	246,616
μBank of Ireland Group PLC 6.00% 9/1/25	EUR	324,000	339,185
Dell Bank International DAC 0.50% 10/27/26	EUR	214,000	213,889
Perrigo Finance Unlimited Co. 5.38% 9/30/32	EUR	114,000	122,255
			1,023,917
Israel–0.04%
Teva Pharmaceutical Finance Netherlands II BV
7.38% 9/15/29	EUR	106,000	126,509
7.88% 9/15/31	EUR	506,000	636,796
			763,305
Italy–0.33%
μA2A SpA 5.00% 6/11/29	EUR	225,000	240,789
Agrifarma SpA 4.50% 10/31/28	EUR	1,022,000	1,058,744
μBPER Banca SpA 6.50% 3/20/30	EUR	200,000	211,914
Bubbles Bidco SPA
6.50% 9/30/31	EUR	256,000	266,506
• 6.93% (EURIBOR03M + 4.25%) 9/30/31	EUR	251,000	259,479
•Duomo Bidco SpA 7.30% (EURIBOR03M + 4.13%) 7/15/31	EUR	332,000	346,344
Fedrigoni SpA 6.13% 6/15/31	EUR	246,000	256,119
Fiber Midco SpA 10.00% 6/15/29	EUR	217,000	232,815
FIS Fabbrica Italiana Sintetici SpA 5.63% 8/1/27	EUR	396,000	413,419
•IMA Industria Macchine Automatiche SpA 6.93% (EURIBOR03M + 3.75%) 4/15/29	EUR	385,000	400,804
LVIP BlackRock Global Allocation Fund-12

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Italy (continued)
φImmobiliare Grande Distribuzione SIIQ SpA 6.25% 5/17/27	EUR	671,360	$720,811
Intesa Sanpaolo SpA
μ 4.20% 6/1/32		300,000	260,857
8.51% 9/20/32	GBP	200,000	280,159
•Irca SpA/Gallarate 6.63% (EURIBOR03M + 3.75%) 12/15/29	EUR	213,000	222,953
Lottomatica Group SpA
5.38% 6/1/30	EUR	102,000	109,734
• 6.19% (EURIBOR03M + 3.25%) 6/1/31	EUR	155,000	162,363
Marcolin SpA 6.13% 11/15/26	EUR	593,000	616,654
Rekeep SpA 7.25% 2/1/26	EUR	206,000	201,649
•TeamSystem SpA 6.68% (EURIBOR03M + 3.50%) 7/31/31	EUR	241,000	250,888
μUniCredit SpA 5.46% 6/30/35		200,000	193,120
UnipolSai Assicurazioni SpA 4.90% 5/23/34	EUR	100,000	107,755
			6,813,876
Japan–0.09%
SoftBank Group Corp.
3.38% 7/6/29	EUR	100,000	100,044
5.38% 1/8/29	EUR	583,000	626,108
5.75% 7/8/32	EUR	581,000	632,552
Takeda Pharmaceutical Co. Ltd. 2.25% 11/21/26	EUR	392,000	402,922
			1,761,626
Jersey–0.25%
AA Bond Co. Ltd. 6.50% 1/31/26	GBP	701,587	876,120
Aston Martin Capital Holdings Ltd. 10.00% 3/31/29		331,000	323,125
=^TER Finance Jersey Ltd. 0.00% 1/2/25		3,854,000	3,824,324
			5,023,569
Kuwait–0.01%
MEGlobal BV 4.25% 11/3/26		200,000	195,566
			195,566
Luxembourg–0.43%
@Adler Financing SARL 12.50% 12/31/28	EUR	327,000	349,731
μAroundtown Finance SARL 7.13% 1/16/30	EUR	304,000	308,305
Becton Dickinson Euro Finance SARL 3.55% 9/13/29	EUR	664,000	702,474
Cidron Aida Finco SARL 6.25% 4/1/28	GBP	442,000	527,200
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Luxembourg (continued)
Cirsa Finance International SARL 7.88% 7/31/28	EUR	479,000	$524,723
CK Hutchison Group Telecom Finance SA 2.63% 10/17/34	GBP	288,000	259,963
Connect Finco SARL/Connect U.S. Finco LLC 9.00% 9/15/29		431,000	392,557
Dana Financing Luxembourg SARL 8.50% 7/15/31	EUR	336,000	380,222
EIG Pearl Holdings SARL 3.55% 8/31/36		206,000	176,409
Herens Midco SARL 5.25% 5/15/29	EUR	949,000	816,399
INEOS Finance PLC 6.63% 5/15/28	EUR	435,000	467,210
Intelsat Jackson Holdings SA 6.50% 3/15/30		356,000	328,365
Kleopatra Finco SARL 4.25% 3/1/26	EUR	343,000	326,361
•Lion/Polaris Lux 4 SA 6.95% (EURIBOR03M + 3.63%) 7/1/29	EUR	335,000	348,224
Lune Holdings SARL 5.63% 11/15/28	EUR	100,000	78,517
Matterhorn Telecom SA 3.13% 9/15/26	EUR	1,432,000	1,469,987
Motion Finco SARL 7.38% 6/15/30	EUR	221,000	232,847
•Opus-Chartered Issuances SA 2.50% 7/4/25	EUR	135,000	140,399
Rossini SARL
• 6.56% (EURIBOR03M + 3.88%) 12/31/29	EUR	229,000	239,949
6.75% 12/31/29	EUR	162,000	177,457
Telenet Finance Luxembourg Notes SARL 5.50% 3/1/28		200,000	194,200
@Vivion Investments SARL 6.50% 8/31/28	EUR	257,000	260,144
			8,701,643
Macau–0.02%
MGM China Holdings Ltd. 4.75% 2/1/27		400,000	387,171
			387,171
Malta–0.01%
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
6.38% 2/1/30		106,000	92,625
9.50% 6/1/28		100,000	100,628
			193,253
Mexico–0.16%
μBanco Mercantil del Norte SA 5.88% 1/24/27		200,000	190,873
LVIP BlackRock Global Allocation Fund-13

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Mexico (continued)
Petroleos Mexicanos
5.95% 1/28/31		62,000	$52,358
6.70% 2/16/32		36,000	31,318
7.50% 3/20/26		2,810,000	2,806,488
8.75% 6/2/29		55,093	55,189
10.00% 2/7/33		16,000	16,615
Trust Fibra Uno 4.87% 1/15/30		200,000	181,191
			3,334,032
Netherlands–0.38%
μABN AMRO Bank NV 6.38% 9/22/34	EUR	200,000	213,026
Boels Topholding BV
5.75% 5/15/30	EUR	100,000	108,104
6.25% 2/15/29	EUR	708,000	767,755
Citycon Treasury BV
2.38% 1/15/27	EUR	174,000	173,234
5.00% 3/11/30	EUR	100,000	104,161
μCooperatieve Rabobank UA 1.88% 7/12/28	GBP	100,000	116,534
Global Switch Finance BV 1.38% 10/7/30	EUR	360,000	350,157
Goodyear Europe BV 2.75% 8/15/28	EUR	180,000	176,198
Heimstaden Bostad Treasury BV
0.63% 7/24/25	EUR	359,000	365,876
1.38% 3/3/27	EUR	359,000	355,547
ING Groep NV
3.00% 2/18/26	GBP	100,000	122,463
μ 3.88% 5/16/27		400,000	363,329
μ 7.25% 11/16/34		325,000	325,892
Minejesa Capital BV 4.63% 8/10/30		175,358	169,040
Nobian Finance BV 3.63% 7/15/26	EUR	376,000	385,585
Q-Park Holding I BV 5.13% 2/15/30	EUR	508,000	540,451
Sigma Holdco BV 5.75% 5/15/26	EUR	242,612	248,570
Sunrise FinCo I BV 4.88% 7/15/31		410,000	371,895
Teva Pharmaceutical Finance Netherlands II BV
1.88% 3/31/27	EUR	235,000	235,513
3.75% 5/9/27	EUR	465,000	484,597
United Group BV
6.50% 10/31/31	EUR	111,000	117,092
• 7.27% (EURIBOR03M + 4.25%) 2/15/31	EUR	478,000	495,136
VZ Secured Financing BV 5.00% 1/15/32		200,000	176,892
VZ Vendor Financing II BV 2.88% 1/15/29	EUR	709,000	672,443
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Netherlands (continued)
Ziggo Bond Co. BV 6.13% 11/15/32	EUR	239,000	$248,806
			7,688,296
Panama–0.01%
Aeropuerto Internacional de Tocumen SA 5.13% 8/11/61		200,000	144,400
			144,400
Peru–0.01%
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA 6.24% 7/3/36		55,000	55,453
Volcan Cia Minera SAA 8.75% 1/24/30		72,000	68,940
			124,393
Portugal–0.02%
μEDP SA 4.63% 9/16/54	EUR	300,000	316,339
			316,339
Republic of Korea–0.02%
μHanwha Life Insurance Co. Ltd. 3.38% 2/4/32		200,000	191,837
LG Electronics, Inc. 5.63% 4/24/27		200,000	202,287
			394,124
Singapore–0.01%
BOC Aviation Ltd. 3.50% 9/18/27		222,000	214,719
			214,719
Spain–0.09%
μBanco Bilbao Vizcaya Argentaria SA
6.88% 12/13/30	EUR	200,000	217,451
8.38% 6/21/28	EUR	200,000	227,628
μBanco de Credito Social Cooperativo SA 4.13% 9/3/30	EUR	100,000	106,393
μBanco Santander SA 3.13% 10/6/26	GBP	200,000	246,589
μBankinter SA 7.38% 8/15/28	EUR	200,000	219,605
μCaixaBank SA 5.88% 10/9/27	EUR	200,000	212,867
Grifols SA 7.13% 5/1/30	EUR	258,000	274,648
Kaixo Bondco Telecom SA 5.13% 9/30/29	EUR	207,000	218,395
Telefonica Emisiones SA 5.38% 2/2/26	GBP	133,000	167,089
			1,890,665
Sweden–0.09%
‡Intrum AB 3.00% 9/15/27	EUR	406,000	303,430
μSwedbank AB 1.38% 12/8/27	GBP	100,000	117,248
Verisure Holding AB
3.25% 2/15/27	EUR	324,000	330,581
LVIP BlackRock Global Allocation Fund-14

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Sweden (continued)
Verisure Holding AB (continued)
9.25% 10/15/27	EUR	367,200	$398,907
Verisure Midholding AB 5.25% 2/15/29	EUR	605,000	627,256
			1,777,422
Switzerland–0.03%
μUBS Group AG 6.85% 9/10/29		525,000	519,265
			519,265
Tanzania (United Republic Of)–0.01%
AngloGold Ashanti Holdings PLC 3.75% 10/1/30		208,000	187,926
			187,926
United Arab Emirates–0.01%
μDP World Salaam 6.00% 10/1/25		200,000	198,716
			198,716
United Kingdom–1.31%
Allwyn Entertainment Financing U.K. PLC 7.25% 4/30/30	EUR	478,000	529,699
Amber Finco PLC 6.63% 7/15/29	EUR	341,000	373,182
Ardonagh Finco Ltd. 6.88% 2/15/31	EUR	1,606,000	1,715,611
Aston Martin Capital Holdings Ltd. 10.38% 3/31/29	GBP	461,000	567,315
Barclays PLC 3.25% 2/12/27	GBP	100,000	120,718
BCP V Modular Services Finance II PLC
6.13% 11/30/28	GBP	1,108,000	1,338,570
6.13% 11/30/28	GBP	153,000	184,839
BCP V Modular Services Finance PLC 6.75% 11/30/29	EUR	887,000	831,513
Bellis Finco PLC 4.00% 2/16/27	GBP	729,000	860,158
Belron U.K. Finance PLC 4.63% 10/15/29	EUR	285,000	302,302
BG Energy Capital PLC 5.13% 12/1/25	GBP	133,000	166,645
Boparan Finance PLC 9.38% 11/7/29	GBP	570,000	689,892
BP Capital Markets PLC 2.52% 4/7/28	EUR	503,000	515,943
@Bracken MidCo1 PLC 6.75% 11/1/27	GBP	131,000	160,600
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC 5.63% 2/15/32	EUR	216,000	232,978
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United Kingdom (continued)
CD&R Firefly Bidco PLC 8.63% 4/30/29	GBP	100,000	$128,946
μCentrica PLC 6.50% 5/21/55	GBP	125,000	158,647
Deuce Finco PLC
5.50% 6/15/27	GBP	656,000	802,440
5.50% 6/15/27	GBP	945,000	1,155,953
Edge Finco PLC 8.13% 8/15/31	GBP	419,000	535,693
eG Global Finance PLC 12.00% 11/30/28		487,000	544,610
Heathrow Finance PLC 6.63% 3/1/31	GBP	294,000	369,899
μHSBC Holdings PLC 4.75% 7/4/29	EUR	341,000	348,809
INEOS Quattro Finance 2 PLC
6.75% 4/15/30	EUR	188,000	201,912
8.50% 3/15/29	EUR	251,000	278,198
Informa PLC 3.13% 7/5/26	GBP	100,000	121,543
Kane Bidco Ltd. 6.50% 2/15/27	GBP	616,000	770,206
Market Bidco Finco PLC
4.75% 11/4/27	EUR	286,000	289,587
5.50% 11/4/27	GBP	626,000	748,423
Marks & Spencer PLC 3.75% 5/19/26	GBP	727,000	895,848
μMobico Group PLC 4.25% 11/26/25	GBP	177,000	211,647
National Grid PLC 0.16% 1/20/28	EUR	564,000	537,828
μNationwide Building Society
5.75% 6/20/27	GBP	200,000	242,556
7.50% 12/20/30	GBP	200,000	251,037
μNatWest Group PLC 3.13% 3/28/27	GBP	100,000	122,208
Pinewood Finco PLC 6.00% 3/27/30	GBP	764,000	949,638
Pinnacle Bidco PLC 10.00% 10/11/28	GBP	194,000	257,731
Punch Finance PLC 6.13% 6/30/26	GBP	1,496,000	1,850,134
Stonegate Pub Co. Financing PLC
• 9.65% (EURIBOR03M + 6.63%) 7/31/29	EUR	139,000	149,022
10.75% 7/31/29	GBP	202,000	263,404
Thames Water Utilities Finance PLC 4.00% 6/19/25	GBP	400,000	403,108
Unique Pub Finance Co. PLC 6.46% 3/30/32	GBP	234,000	306,017
Virgin Media Finance PLC 5.00% 7/15/30		200,000	169,270
Virgin Media Secured Finance PLC
4.13% 8/15/30	GBP	707,000	757,087
LVIP BlackRock Global Allocation Fund-15

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United Kingdom (continued)
Virgin Media Secured Finance PLC (continued)
4.25% 1/15/30	GBP	575,000	$631,662
4.50% 8/15/30		200,000	172,737
Virgin Media Vendor Financing Notes III DAC 4.88% 7/15/28	GBP	1,123,000	1,310,424
Vmed O2 U.K. Financing I PLC 4.50% 7/15/31	GBP	472,000	503,739
μVodafone Group PLC
4.13% 6/4/81		67,000	59,308
8.00% 8/30/86	GBP	709,000	961,716
Zegona Finance PLC
6.75% 7/15/29	EUR	357,000	393,502
8.63% 7/15/29		293,000	310,590
			26,755,044
United States–3.66%
Adient Global Holdings Ltd. 4.88% 8/15/26		400,000	394,105
Affinity Interactive 6.88% 12/15/27		168,000	126,101
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.25% 3/15/26		100,000	97,558
6.50% 2/15/28		100,000	101,316
Alexander Funding Trust II 7.47% 7/31/28		145,000	153,076
Allegiant Travel Co. 7.25% 8/15/27		252,000	253,273
Allied Universal Holdco LLC 7.88% 2/15/31		200,000	204,417
Allied Universal Holdco LLC/Allied Universal Finance Corp. 9.75% 7/15/27		188,000	189,287
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.88% 6/1/28	GBP	1,424,000	1,650,678
Allison Transmission, Inc. 4.75% 10/1/27		100,000	96,906
AMC Networks, Inc.
4.25% 2/15/29		695,000	545,553
10.25% 1/15/29		317,000	336,584
Amentum Holdings, Inc. 7.25% 8/1/32		119,000	119,901
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.50% 4/20/26		37,500	37,379
5.75% 4/20/29		100,000	99,169
American Axle & Manufacturing, Inc. 5.00% 10/1/29		237,000	216,422
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
American Tower Corp. 0.45% 1/15/27	EUR	983,000	$970,306
AmeriGas Partners LP/AmeriGas Finance Corp. 9.38% 6/1/28		100,000	96,181
Amgen, Inc. 5.50% 12/7/26	GBP	100,000	126,704
Amkor Technology, Inc. 6.63% 9/15/27		190,000	189,939
Antero Midstream Partners LP/Antero Midstream Finance Corp. 6.63% 2/1/32		100,000	100,728
Aramark Services, Inc. 5.00% 2/1/28		100,000	97,176
Archrock Partners LP/Archrock Partners Finance Corp. 6.25% 4/1/28		100,000	99,467
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 4.13% 8/15/26		2,125,000	1,912,500
Asbury Automotive Group, Inc. 4.50% 3/1/28		100,000	95,850
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 8.25% 12/31/28		100,000	102,083
AT&T, Inc.
2.90% 12/4/26	GBP	152,000	183,508
5.50% 3/15/27	GBP	50,000	63,305
Avantor Funding, Inc. 3.88% 11/1/29		100,000	91,420
Aviation Capital Group LLC 1.95% 9/20/26		18,000	17,087
Avient Corp. 7.13% 8/1/30		100,000	102,135
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.00% 2/15/31		100,000	102,328
Ball Corp. 6.00% 6/15/29		100,000	100,725
μBank of America Corp. 1.95% 10/27/26	EUR	399,000	409,712
Bath & Body Works, Inc. 6.63% 10/1/30		100,000	100,719
Big River Steel LLC/BRS Finance Corp. 6.63% 1/31/29		152,000	151,844
Block, Inc. 2.75% 6/1/26		100,000	96,360
Boyd Gaming Corp.
4.75% 12/1/27		100,000	96,679
4.75% 6/15/31		187,000	173,008
Brand Industrial Services, Inc. 10.38% 8/1/30		178,000	181,169
Buckeye Partners LP 4.50% 3/1/28		100,000	94,882
Builders FirstSource, Inc. 4.25% 2/1/32		100,000	88,311
Caesars Entertainment, Inc. 8.13% 7/1/27		111,000	112,110
LVIP BlackRock Global Allocation Fund-16

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
California Resources Corp. 8.25% 6/15/29		266,000	$269,737
Calpine Corp.
4.63% 2/1/29		100,000	94,395
5.00% 2/1/31		161,000	151,403
5.13% 3/15/28		252,000	244,389
5.25% 6/1/26		33,000	32,960
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.75% 7/15/28		562,000	571,117
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25% 2/1/31		200,000	174,305
4.50% 5/1/32		200,000	172,033
5.13% 5/1/27		100,000	98,262
5.38% 6/1/29		100,000	95,543
6.38% 9/1/29		100,000	99,145
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.00% 6/15/29		222,000	225,200
Charles River Laboratories International, Inc. 3.75% 3/15/29		100,000	91,708
Chemours Co.
4.63% 11/15/29		134,000	116,423
5.75% 11/15/28		100,000	92,894
Churchill Downs, Inc. 6.75% 5/1/31		205,000	207,217
Cinemark USA, Inc. 7.00% 8/1/32		208,000	212,021
Citigroup, Inc.
μ 1.25% 7/6/26	EUR	399,000	409,512
1.75% 10/23/26	GBP	100,000	118,659
Civitas Resources, Inc. 8.38% 7/1/28		296,000	307,416
Clarios Global LP/Clarios U.S. Finance Co. 6.25% 5/15/26		100,000	99,975
Clear Channel Outdoor Holdings, Inc.
5.13% 8/15/27		100,000	96,257
9.00% 9/15/28		100,000	104,723
Cleveland-Cliffs, Inc. 7.00% 3/15/32		100,000	98,211
Cloud Software Group, Inc.
6.50% 3/31/29		692,000	679,228
8.25% 6/30/32		206,000	212,293
9.00% 9/30/29		233,000	236,563
Clydesdale Acquisition Holdings, Inc. 8.75% 4/15/30		285,000	288,098
CNX Resources Corp. 7.25% 3/1/32		100,000	101,683
Comcast Corp. 0.25% 9/14/29	EUR	234,000	215,377
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
CommScope LLC 6.00% 3/1/26		1,199,000	$1,193,005
Comstock Resources, Inc.
6.75% 3/1/29		200,000	194,967
6.75% 3/1/29		100,000	97,210
Coty, Inc. 5.00% 4/15/26		37,000	36,923
Crown Americas LLC/Crown Americas Capital Corp. VI 4.75% 2/1/26		100,000	98,907
CrownRock LP/CrownRock Finance, Inc. 5.00% 5/1/29		100,000	101,252
CSC Holdings LLC
5.50% 4/15/27		400,000	358,000
11.25% 5/15/28		200,000	197,383
11.75% 1/31/29		363,000	358,490
Dana, Inc. 4.25% 9/1/30		100,000	93,067
Darling Ingredients, Inc. 5.25% 4/15/27		100,000	98,404
Delta Air Lines, Inc. 7.38% 1/15/26		100,000	102,152
Diebold Nixdorf, Inc. 7.75% 3/31/30		75,000	76,991
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88% 8/15/27		100,000	97,430
DT Midstream, Inc. 4.13% 6/15/29		100,000	93,388
Duke Energy Corp. 3.10% 6/15/28	EUR	393,000	407,959
Edgewell Personal Care Co. 4.13% 4/1/29		100,000	92,217
μEdison International 7.88% 6/15/54		175,000	180,749
Encompass Health Corp.
4.50% 2/1/28		141,000	136,053
4.75% 2/1/30		280,000	265,446
Energizer Holdings, Inc. 4.75% 6/15/28		222,000	211,544
EnLink Midstream LLC
5.63% 1/15/28		100,000	101,003
6.50% 9/1/30		100,000	104,726
EnLink Midstream Partners LP 4.85% 7/15/26		100,000	99,788
Entegris, Inc. 4.75% 4/15/29		200,000	191,501
EQM Midstream Partners LP
6.50% 7/1/27		100,000	101,297
7.50% 6/1/27		90,000	91,773
7.50% 6/1/30		95,000	101,059
EquipmentShare.com, Inc. 8.63% 5/15/32		176,000	183,929
Esab Corp. 6.25% 4/15/29		250,000	253,110
=Exo Imaging, Inc. 8.00% 7/29/25		29,381	40,619
LVIP BlackRock Global Allocation Fund-17

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Expand Energy Corp.
4.75% 2/1/32		100,000	$93,080
6.75% 4/15/29		100,000	101,035
Fair Isaac Corp. 5.25% 5/15/26		100,000	99,724
Ferrellgas LP/Ferrellgas Finance Corp. 5.88% 4/1/29		304,000	277,858
Fidelity National Information Services, Inc. 1.50% 5/21/27	EUR	415,000	417,033
FirstEnergy Corp. 3.90% 7/15/27		100,000	97,379
Ford Motor Credit Co. LLC 4.87% 8/3/27	EUR	271,000	291,732
Freedom Mortgage Corp. 12.00% 10/1/28		200,000	217,508
Freedom Mortgage Holdings LLC
9.13% 5/15/31		100,000	103,107
9.25% 2/1/29		100,000	103,194
Frontier Communications Holdings LLC
5.00% 5/1/28		100,000	97,761
6.00% 1/15/30		40,000	39,911
6.75% 5/1/29		175,000	175,878
8.63% 3/15/31		785,000	834,888
8.75% 5/15/30		1,200,000	1,268,267
Frontier Florida LLC 6.86% 2/1/28		874,000	893,665
Frontier North, Inc. 6.73% 2/15/28		354,000	360,195
Full House Resorts, Inc. 8.25% 2/15/28		27,000	26,791
GCI LLC 4.75% 10/15/28		146,000	136,354
Gen Digital, Inc. 6.75% 9/30/27		100,000	101,505
General Motors Financial Co., Inc. 4.30% 2/15/29	EUR	280,000	301,008
Global Payments, Inc. 4.88% 3/17/31	EUR	193,000	211,084
Goldman Sachs Group, Inc.
0.25% 1/26/28	EUR	455,000	437,219
0.88% 5/9/29	EUR	437,000	412,750
7.25% 4/10/28	GBP	50,000	66,816
Goodyear Tire & Rubber Co.
4.88% 3/15/27		100,000	96,616
5.00% 5/31/26		100,000	98,429
5.00% 7/15/29		100,000	91,827
GoTo Group, Inc.
5.50% 5/1/28		92,700	79,027
5.50% 5/1/28		97,700	39,568
Gray Television, Inc. 7.00% 5/15/27		200,000	193,439
H&E Equipment Services, Inc. 3.88% 12/15/28		235,000	214,775
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Hanesbrands, Inc. 9.00% 2/15/31		100,000	$106,588
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL 7.88% 5/1/29	EUR	622,000	661,211
Hertz Corp. 5.00% 12/1/29		100,000	65,469
Hess Midstream Operations LP 5.63% 2/15/26		100,000	99,672
Hilcorp Energy I LP/Hilcorp Finance Co. 8.38% 11/1/33		100,000	102,079
Hilton Domestic Operating Co., Inc. 5.75% 5/1/28		200,000	199,955
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
4.88% 7/1/31		107,000	95,781
5.00% 6/1/29		100,000	94,229
Hologic, Inc. 4.63% 2/1/28		100,000	96,959
International Business Machines Corp. 3.38% 2/6/27	EUR	382,000	400,477
IQVIA, Inc. 5.00% 10/15/26		200,000	197,306
Iron Mountain, Inc.
4.50% 2/15/31		100,000	91,421
5.25% 3/15/28		100,000	97,821
7.00% 2/15/29		100,000	102,177
μJPMorgan Chase & Co.
0.99% 4/28/26	GBP	100,000	123,446
1.09% 3/11/27	EUR	415,000	420,951
3.67% 6/6/28	EUR	352,000	371,346
Kronos International, Inc. 9.50% 3/15/29	EUR	100,000	113,827
LABL, Inc. 5.88% 11/1/28		182,000	162,144
Lamar Media Corp. 4.88% 1/15/29		273,000	262,269
Lamb Weston Holdings, Inc. 4.13% 1/31/30		100,000	91,433
Las Vegas Sands Corp. 2.90% 6/25/25		200,000	197,824
Level 3 Financing, Inc. 10.00% 10/15/32		656,200	652,261
LGI Homes, Inc. 7.00% 11/15/32		318,000	314,865
Light & Wonder International, Inc. 7.25% 11/15/29		210,000	214,229
Lions Gate Capital Holdings 1, Inc. 5.50% 4/15/29		1,881,000	1,678,792
Lions Gate Capital Holdings LLC 5.50% 4/15/29		61,000	47,834
Lithia Motors, Inc. 4.38% 1/15/31		100,000	90,671
Live Nation Entertainment, Inc. 6.50% 5/15/27		100,000	101,099
LVIP BlackRock Global Allocation Fund-18

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Macy's Retail Holdings LLC 5.88% 4/1/29		100,000	$97,621
Match Group Holdings II LLC 4.63% 6/1/28		100,000	95,228
Mauser Packaging Solutions Holding Co. 7.88% 4/15/27		252,000	257,093
Medline Borrower LP
3.88% 4/1/29		200,000	185,197
5.25% 10/1/29		100,000	96,506
μMorgan Stanley
1.34% 10/23/26	EUR	506,000	517,731
4.66% 3/2/29	EUR	365,000	396,706
Nasdaq, Inc. 4.50% 2/15/32	EUR	281,000	310,765
Nationstar Mortgage Holdings, Inc.
5.00% 2/1/26		161,000	159,422
5.50% 8/15/28		81,000	78,666
5.75% 11/15/31		183,000	174,915
NCL Corp. Ltd.
8.13% 1/15/29		100,000	105,373
8.38% 2/1/28		200,000	209,114
NCR Atleos Corp. 9.50% 4/1/29		681,000	737,731
NCR Voyix Corp. 5.00% 10/1/28		200,000	192,368
Netflix, Inc. 3.63% 5/15/27	EUR	753,000	796,482
Newell Brands, Inc. 5.70% 4/1/26		63,000	62,973
Nexstar Media, Inc.
4.75% 11/1/28		200,000	186,476
5.63% 7/15/27		100,000	97,536
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.13% 2/15/29		213,000	215,800
Nordstrom, Inc. 4.25% 8/1/31		100,000	87,456
Northern Oil & Gas, Inc. 8.13% 3/1/28		198,000	201,034
Novelis Corp. 3.88% 8/15/31		100,000	86,099
NRG Energy, Inc. 3.38% 2/15/29		100,000	90,728
NuStar Logistics LP 5.75% 10/1/25		100,000	99,983
Olin Corp. 5.63% 8/1/29		100,000	97,226
Olympus Water U.S. Holding Corp.
4.25% 10/1/28		242,000	226,144
9.75% 11/15/28		232,000	246,156
Open Text Holdings, Inc. 4.13% 12/1/31		100,000	88,670
Organon & Co./Organon Foreign Debt Co-Issuer BV 5.13% 4/30/31		300,000	269,643
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25% 1/15/29		100,000	$92,988
4.63% 3/15/30		166,000	153,394
5.00% 8/15/27		100,000	97,322
Owens-Brockway Glass Container, Inc. 7.25% 5/15/31		206,000	200,483
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. 4.38% 10/15/28		220,000	219,824
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.00% 10/15/27		100,000	99,172
Paramount Global
μ 6.38% 3/30/62		630,000	608,947
7.88% 7/30/30		601,000	650,548
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 5.88% 10/1/28		100,000	97,619
PBF Holding Co. LLC/PBF Finance Corp. 7.88% 9/15/30		100,000	98,130
PennyMac Financial Services, Inc. 7.88% 12/15/29		100,000	104,770
Performance Food Group, Inc. 4.25% 8/1/29		100,000	92,783
Permian Resources Operating LLC 8.00% 4/15/27		215,000	219,544
PG&E Corp. 5.25% 7/1/30		100,000	97,883
Pilgrim's Pride Corp.
3.50% 3/1/32		100,000	86,231
6.88% 5/15/34		100,000	106,335
Pitney Bowes, Inc. 6.88% 3/15/27		1,058,000	1,052,876
PPG Industries, Inc. 1.88% 6/1/25	EUR	384,000	395,909
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. 5.63% 9/1/29		100,000	78,500
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.75% 4/15/26		100,000	99,944
6.25% 1/15/28		100,000	99,450
Procter & Gamble Co. 4.88% 5/11/27	EUR	268,000	292,178
Rand Parent LLC 8.50% 2/15/30		491,000	493,692
LVIP BlackRock Global Allocation Fund-19

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
RHP Hotel Properties LP/RHP Finance Corp. 4.50% 2/15/29	100,000	$94,413
RingCentral, Inc. 8.50% 8/15/30	970,000	1,026,275
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. 3.63% 3/1/29	100,000	90,562
Rockies Express Pipeline LLC 4.95% 7/15/29	100,000	94,943
Sabre GLBL, Inc.
8.63% 6/1/27	610,000	601,605
10.75% 11/15/29	1,103,000	1,137,901
SBA Communications Corp.
3.13% 2/1/29	100,000	90,264
3.88% 2/15/27	100,000	95,732
Scotts Miracle-Gro Co.
4.00% 4/1/31	131,000	114,222
4.38% 2/1/32	100,000	87,310
Sealed Air Corp./Sealed Air Corp. U.S. 7.25% 2/15/31	100,000	103,080
Select Medical Corp. 6.25% 12/1/32	511,000	491,818
Sensata Technologies, Inc. 4.38% 2/15/30	100,000	91,604
Service Corp. International 4.00% 5/15/31	100,000	89,110
Service Properties Trust
4.38% 2/15/30	286,000	215,752
4.95% 2/15/27	100,000	93,449
8.38% 6/15/29	1,242,000	1,200,707
8.88% 6/15/32	1,352,000	1,251,288
Sirius XM Radio LLC
3.13% 9/1/26	100,000	96,056
3.88% 9/1/31	100,000	83,678
4.00% 7/15/28	100,000	92,136
Six Flags Entertainment Corp. 7.25% 5/15/31	100,000	102,133
=π•^Sonder Secured Notes 0.00% 1/19/27	1,495,456	1,413,206
Spirit AeroSystems, Inc.
9.38% 11/30/29	623,000	666,916
9.75% 11/15/30	1,306,000	1,445,230
‡♦Spirit Airlines Pass-Through Trust
3.38% 8/15/31	208,861	186,653
3.65% 8/15/31	546,800	478,651
4.10% 10/1/29	18,023	16,752
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.74% 9/20/29	30,312	30,295
Standard Industries, Inc. 4.38% 7/15/30	100,000	91,621
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Starwood Property Trust, Inc. 3.63% 7/15/26		100,000	$96,510
Station Casinos LLC 4.50% 2/15/28		255,000	241,960
STL Holding Co. LLC 8.75% 2/15/29		156,000	164,930
Sunoco LP/Sunoco Finance Corp. 7.00% 9/15/28		100,000	102,309
Talen Energy Supply LLC 8.63% 6/1/30		315,000	335,696
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 7.38% 2/15/29		100,000	100,317
Taylor Morrison Communities, Inc. 5.75% 1/15/28		100,000	99,338
TEGNA, Inc. 5.00% 9/15/29		100,000	93,523
Tempur Sealy International, Inc. 4.00% 4/15/29		100,000	92,144
Tenet Healthcare Corp. 6.75% 5/15/31		300,000	303,072
Tenneco, Inc. 8.00% 11/17/28		718,000	669,183
μTexas Capital Bancshares, Inc. 4.00% 5/6/31		879,000	844,204
Thermo Fisher Scientific, Inc. 1.38% 9/12/28	EUR	418,000	411,908
TransDigm, Inc.
4.63% 1/15/29		200,000	187,224
6.63% 3/1/32		200,000	201,805
Transocean, Inc. 8.25% 5/15/29		364,000	356,564
Travel & Leisure Co. 6.63% 7/31/26		100,000	101,069
U.S. Foods, Inc. 4.75% 2/15/29		100,000	95,767
United Airlines, Inc.
4.38% 4/15/26		100,000	98,326
4.63% 4/15/29		100,000	95,079
United Rentals North America, Inc.
4.88% 1/15/28		100,000	97,323
5.50% 5/15/27		100,000	99,403
United Wholesale Mortgage LLC 5.50% 11/15/25		100,000	99,507
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC 10.50% 2/15/28		997,000	1,063,082
Univision Communications, Inc.
4.50% 5/1/29		100,000	89,508
6.63% 6/1/27		80,000	79,678
8.00% 8/15/28		360,000	366,524
8.50% 7/31/31		210,000	205,905
LVIP BlackRock Global Allocation Fund-20

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
USA Compression Partners LP/USA Compression Finance Corp. 6.88% 9/1/27		352,000	$353,149
•USB Capital IX 5.94% (TSFR03M + 1.28%) 1/31/25		411,000	354,547
UWM Holdings LLC 6.63% 2/1/30		288,000	286,221
Venture Global Calcasieu Pass LLC 6.25% 1/15/30		100,000	100,933
μVenture Global LNG, Inc. 9.00% 9/30/29		345,000	360,713
Verizon Communications, Inc.
1.13% 11/3/28	GBP	100,000	109,715
4.25% 10/31/30	EUR	363,000	398,564
Viasat, Inc.
6.50% 7/15/28		234,000	189,680
7.50% 5/30/31		177,000	123,047
Viking Cruises Ltd. 5.88% 9/15/27		100,000	99,249
Vistra Operations Co. LLC
5.63% 2/15/27		1,241,000	1,236,028
7.75% 10/15/31		360,000	377,664
Walgreens Boots Alliance, Inc. 3.45% 6/1/26		100,000	96,794
Wells Fargo & Co.
0.63% 3/25/30	EUR	450,000	408,535
1.38% 10/26/26	EUR	415,000	418,846
1.50% 5/24/27	EUR	634,000	634,303
Western Digital Corp. 4.75% 2/15/26		100,000	99,036
Wildfire Intermediate Holdings LLC 7.50% 10/15/29		202,000	194,369
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27		100,000	98,919
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 7.13% 2/15/31		100,000	104,141
Xerox Holdings Corp. 5.50% 8/15/28		100,000	85,777
Yum! Brands, Inc. 4.63% 1/31/32		100,000	92,403
Zayo Group Holdings, Inc. 4.00% 3/1/27		390,000	359,681
			74,541,507
Total Corporate Bonds (Cost $183,240,148)			171,949,942
		Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS–3.67%
Belgium–0.03%
•Finco Utilitas BV 6.91% (EURIBOR06M + 3.75%) 9/26/30	EUR	520,000	$541,411
			541,411
Canada–0.01%
•Garda World Security Corp. 8.11% (SOFR CME01M + 3.50%) 2/1/29		214,989	215,393
			215,393
Finland–0.09%
Mehilainen Yhtiot OYJ
✠ 4.00% 8/5/31	EUR	143,789	149,427
• 7.35% (EURIBOR03M + 4.00%) 8/5/31	EUR	735,072	764,646
• 7.35% (EURIBOR03M + 4.00%) 8/5/31	EUR	803,580	835,093
			1,749,166
France–0.28%
•Babilou Group 7.16% (EURIBOR06M + 4.00%) 11/18/30	EUR	1,065,234	1,073,652
•HomeVI SAS 8.06% (EURIBOR03M + 5.00%) 10/31/29	EUR	1,000,000	1,033,364
•Obol France 3 SAS 8.06% (EURIBOR06M + 5.00%) 12/31/28	EUR	1,000,000	995,545
•Parts Europe SA 6.34% (EURIBOR03M + 3.25%) 2/3/31	EUR	1,584,700	1,646,534
•Ramsay Generale de Sante SA 7.20% (EURIBOR03M + 4.00%) 8/13/31	EUR	900,000	936,450
			5,685,545
Germany–0.35%
•Aenova Holding GmbH 7.14% (EURIBOR06M + 3.75%) 8/22/31	EUR	1,132,076	1,178,278
•Apleona Holding GmbH 6.81% (EURIBOR03M + 3.75%) 4/28/28	EUR	1,200,234	1,247,464
•Mosel Bidco SE 6.97% (EURIBOR03M + 4.25%) 9/16/30	EUR	1,614,600	1,677,367
•Nidda Healthcare Holding AG 7.01% (EURIBOR03M + 4.00%) 2/21/30	EUR	1,439,394	1,496,587
•Speedster Bidco GmbH 6.57% (EURIBOR03M + 3.75%) 10/17/31	EUR	720,000	747,863
LVIP BlackRock Global Allocation Fund-21

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS (continued)
Germany (continued)
•TK Elevator Midco GmbH 7.59% (EURIBOR06M + 3.75%) 4/30/30	EUR	759,600	$791,914
			7,139,473
Jersey–0.04%
=π•Vita Global FinCo Ltd.
9.66% (EURIBOR06M + 7.00%) 7/6/27	EUR	593,657	487,340
11.95% (SONIA + 7.00%) 7/6/27	GBP	356,195	354,506
			841,846
Luxembourg–0.05%
•INEOS Finance PLC 6.48% (EURIBOR01M + 3.50%) 6/23/31	EUR	1,000,000	1,035,850
			1,035,850
Netherlands–0.65%
=π•Cypher Bidco 7.59% (EURIBOR06M + 4.50%) 12/30/27	EUR	1,485,170	1,492,261
•Median BV 8.27% (EURIBOR03M + 4.93%) 10/14/27	EUR	981,818	1,010,873
•Peer Holding III BV 5.93% (EURIBOR03M + 3.25%) 7/1/31	EUR	1,400,000	1,456,280
•Pegasus BidCo BV 6.52% (EURIBOR03M + 3.50%) 7/12/29	EUR	1,333,333	1,386,118
+Stage Entertainment BV 0.00% 6/2/29	EUR	1,000,000	1,036,285
•Unit4 NV 6.18% (EURIBOR03M + 3.50%) 6/29/28	EUR	682,733	704,734
•Upfield BV 10.11% (SONIA + 5.75%) 1/3/28	GBP	1,543,000	1,922,506
•Ziggo BV 6.10% (EURIBOR01M + 3.00%) 1/31/29	EUR	4,186,717	4,285,462
			13,294,519
New Zealand–0.06%
•FNZ Group Services Ltd. 10.70% (SONIA + 6.00%) 11/5/31	GBP	1,000,000	1,195,564
			1,195,564
Norway–0.02%
•Sector Alarm Holding AS 7.16% (EURIBOR03M + 4.25%) 6/14/29	EUR	406,916	423,877
			423,877
		Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS (continued)
Spain–0.17%
•Aernnova Aerospace SAU 7.25% (EURIBOR03M + 4.00%) 2/27/30	EUR	1,302,917	$1,330,502
•Areas Worldwide SA 7.64% (EURIBOR03M + 5.00%) 12/31/29	EUR	1,219,531	1,263,908
•Europa University Education Group SL 6.46% (EURIBOR06M + 3.75%) 6/13/31	EUR	741,599	771,066
			3,365,476
Sweden–0.05%
•Quimper AB 6.43% (EURIBOR03M + 3.75%) 3/15/30	EUR	1,008,696	1,047,323
			1,047,323
United Kingdom–0.45%
•Bellis Acquisition Co. PLC 7.09% (EURIBOR06M + 4.00%) 5/14/31	EUR	1,237,872	1,249,655
•CD&R Firefly Bidco Ltd. 10.20% (SONIA + 5.25%) 4/29/29	GBP	478,700	597,786
•Froneri Lux FinCo SARL 5.56% (EURIBOR03M + 2.50%) 9/17/31	EUR	1,000,000	1,034,078
•GVC Holdings Ltd. 6.92% (EURIBOR06M + 3.25%) 6/30/28	EUR	723,530	750,563
•INEOS Quattro Holdings U.K. Ltd. 7.48% (EURIBOR01M + 4.50%) 4/2/29	EUR	902,737	934,052
•Lorca Holdco Ltd. 7.20% (EURIBOR06M + 3.50%) 3/25/31	EUR	1,326,229	1,378,362
•Market Bidco Ltd. 7.52% (EURIBOR03M + 4.50%) 11/4/30	EUR	319,950	330,893
=π•Mercia A-1 7.10% (SONIA + 2.40%) 4/9/25	GBP	455,980	570,841
=π•Mercia A-2 7.10% (SONIA + 2.40%) 4/9/25	GBP	1,390,332	1,740,556
=π•Mercia B-1 7.10% (SONIA + 2.40%) 4/9/25	GBP	80,087	100,261
•Zegona Communications PLC 7.89% (EURIBOR06M + 4.25%) 7/17/29	EUR	425,532	444,402
			9,131,449
United States–1.42%
•Allied Universal Holdco LLC 8.42% (SOFR CME01M + 3.75%) 5/12/28		497,429	498,628
LVIP BlackRock Global Allocation Fund-22

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS (continued)
United States (continued)
•Altar Bidco, Inc. 9.75% (SOFR CME012M + 5.60%) 2/1/30		1,680,278	$1,619,368
•Amentum Government Services Holdings LLC 6.82% (SOFR CME01M + 2.25%) 9/29/31		684,000	681,148
•American Auto Auction Group LLC 9.01% (SOFR CME03M + 4.50%) 12/30/27		169,945	170,689
•Arsenal AIC Parent LLC 7.82% (SOFR CME01M + 3.25%) 8/18/30		98,814	99,531
+@Avaya, Inc. 0.00% 8/1/28		4,480	3,781
•Bally's Corp. 8.14% (SOFR CME03M + 3.25%) 10/2/28		499,426	471,273
•Banff Merger Sub, Inc. 7.06% (EURIBOR03M + 4.00%) 7/30/31	EUR	1,495,834	1,556,773
•Bausch & Lomb Corp. 7.94% (SOFR CME01M + 3.25%) 5/10/27		534,101	535,629
•Belron Finance 2019 LLC 7.27% (SOFR CME03M + 2.75%) 10/16/31		546,000	550,439
•Boost Newco Borrower LLC 7.10% (SOFR CME03M + 2.50%) 1/31/31		658,016	660,622
•Caesars Entertainment, Inc. 6.82% (SOFR CME01M + 2.25%) 2/6/31		1,021,852	1,022,169
•Charter Communications Operating LLC 6.34% (SOFR CME03M + 1.75%) 12/15/31		108,714	108,396
•Cloud Software Group, Inc. 7.83% (SOFR CME03M + 3.50%) 3/30/29		476,464	477,493
•Clover Holdings SPV III 2024 USD Term Loan 15.00% 12/18/27		135,005	135,342
•Clydesdale Acquisition Holdings, Inc. 7.75% (SOFR CME01M + 3.18%) 4/13/29		648,177	648,864
•ConnectWise LLC 8.37% (SOFR CME03M + 3.50%) 9/29/28		429,785	432,024
•CPPIB Capital, Inc. 7.85% (SOFR CME03M + 3.25%) 8/20/31		584,535	588,188
•CSC Holdings LLC 7.17% (SOFR CME01M + 2.50%) 4/15/27		208,784	192,309
•CVR Energy Term loan B 8.35% (SOFR CME03M + 4.00%) 12/30/27		740,000	740,000
		Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS (continued)
United States (continued)
•Digital Room Holdings, Inc. 9.92% (SOFR CME01M + 5.25%) 12/21/28		352,728	$342,146
•DirecTV Financing LLC 9.85% (SOFR CME03M + 5.00%) 8/2/27		226,703	227,095
•ECL Entertainment LLC 8.07% (SOFR CME01M + 3.50%) 8/31/30		1,252,312	1,257,797
•Emerald Technologies (U.S.) Acquisitionco, Inc. 10.92% (SOFR CME01M + 6.25%) 12/29/28		414,067	322,972
•Fertitta Entertainment LLC 8.07% (SOFR CME01M + 3.50%) 1/27/29		736,675	738,797
•First Brands Group LLC 8.06% (EURIBOR03M + 5.00%) 3/30/27	EUR	739,973	735,841
=π•Galaxy Universal LLC 10.94% (SOFR CME06M + 6.25%) 11/12/26		1,326,766	1,321,857
•GoTo Group, Inc.
9.47% (SOFR CME01M + 4.75%) 4/28/28		39,644	17,860
9.47% (SOFR CME01M + 4.75%) 4/28/28		1,559	1,417
•Hilton Grand Vacations Borrower LLC 7.07% (SOFR CME01M + 2.50%) 8/2/28		198,319	198,841
•Hydrofarm Holdings LLC 10.35% (SOFR CME03M + 5.50%) 10/25/28		259,578	207,663
•Icon Parent, Inc. 7.52% (SOFR CME03M + 3.00%) 11/13/31		1,410,000	1,413,962
•Indy U.S. Holdco LLC 7.75% (EURIBOR01M + 4.75%) 3/6/28	EUR	1,000,000	1,039,247
•J&J Ventures Gaming LLC 8.71% (SOFR CME01M + 4.00%) 4/26/28		400,161	402,037
•Jack Ohio Finance LLC 9.44% (SOFR CME01M + 4.75%) 10/4/28		203,903	204,260
•Level 3 Financing, Inc. 11.13% (SOFR CME01M + 6.56%) 4/15/29		165,393	168,412
•Maverick Gaming LLC
12.11% (SOFR CME03M + 7.50%) 6/3/28		190,357	179,887
12.11% (SOFR CME03M + 7.50%) 6/3/28		324,266	201,855
•McAfee Corp. 7.37% (SOFR CME01M + 3.00%) 3/1/29		884,782	884,561
LVIP BlackRock Global Allocation Fund-23

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS (continued)
United States (continued)
•Medline Borrower LP 6.82% (SOFR CME01M + 2.25%) 10/23/28	1,278,575	$1,282,014
•Naked Juice LLC 10.70% (SOFR CME03M + 6.00%) 1/24/30	53,053	17,574
•NGP XI Midstream Holdings LLC 8.60% (SOFR CME03M + 4.00%) 7/25/31	305,000	307,287
=πOpenDoor 10.00% 4/1/26	353,444	347,436
•Quartz Acquireco LLC 7.35% (SOFR CME03M + 2.75%) 6/28/30	446,350	449,140
•Redstone Holdco 2 LP
9.60% (SOFR CME03M + 4.75%) 4/27/28	1,084,529	640,458
9.60% (SOFRTE03M + 7.75%) 4/27/29	742,791	337,509
=•Solaris Energy Infrastructure LLC 10.57% (SOFR CME01M + 6.00%) 9/11/29	2,269,000	2,269,000
•Station Casinos LLC 6.82% (SOFR CME01M + 2.25%) 3/14/31	497,494	497,733
•Vaco Holdings LLC 9.67% (SOFR CME01M + 5.00%) 1/21/29	423,027	390,243
•Verifone Systems, Inc. 8.78% (SOFR CME03M + 4.00%) 8/20/25	784,237	732,838
•Veritas U.S. 2024 Priority Term loan 19.25% (SOFR CME03M + 11.50%) 12/9/29	401,139	399,133
•Waystar Technologies, Inc. 6.59% (SOFR CME01M + 2.25%) 10/22/29	17,173	17,223
•Xerox Holdings Corp. 8.60% (SOFR CME03M + 4.00%) 11/17/29	258,400	257,700
		29,004,461
Total Loan Agreements (Cost $77,366,305)		74,671,353
ΔMUNICIPAL BONDS–0.07%
United States–0.07%
Maricopa County Industrial Development Authority (Grand Canyon University Obligated Group) 7.38% 10/1/29	395,000	402,630
Port of Beaumont Navigation District 10.00% 7/1/26	1,000,000	1,021,776
Total Municipal Bonds (Cost $1,395,000)		1,424,406
		Principal Amount°	Value (U.S. $)
ΔNON-AGENCY ASSET-BACKED SECURITIES–1.39%
Cayman Islands–0.06%
•Arbor Realty Commercial Real Estate Notes Ltd. 6.25% (TSFR01M + 1.85%) 5/15/37		180,219	$180,331
•Greystone CRE Notes Ltd. 5.53% (TSFR01M + 1.13%) 7/15/39		237,234	236,419
•MF1 Ltd. 5.59% (TSFR01M + 1.21%) 7/16/36		92,513	92,458
•RR 28 Ltd. 6.21% (TSFR03M + 1.55%) 4/15/37		388,191	388,717
•Voya CLO Ltd. 5.92% (TSFR03M + 1.30%) 4/20/34		150,000	150,199
•Whitebox CLO I Ltd. 6.38% (TSFR03M + 1.75%) 7/24/36		250,000	250,548
			1,298,672
Ireland–0.29%
•AB Carval Euro CLO II-C DAC 7.28% (EURIBOR03M + 3.75%) 2/15/37	EUR	290,000	301,107
•Arbour CLO VI DAC 6.37% (EURIBOR03M + 3.20%) 11/15/37	EUR	330,000	341,821
•Arini European CLO IV DAC 6.27% (EURIBOR03M + 3.50%) 1/15/38	EUR	470,000	486,748
•^Avoca CLO XVIII DAC 0.00% (3.05% minus EURIBOR03M) 1/15/38	EUR	180,000	186,453
•Avoca Static CLO I DAC 5.74% (EURIBOR03M + 2.90%) 1/15/35	EUR	160,000	165,725
•Capital Four CLO VIII DAC 6.31% (EURIBOR03M + 3.25%) 10/25/37	EUR	390,000	404,077
•^Contego CLO VII DAC 0.00% (3.45% minus EURIBOR03M) 1/23/38	EUR	320,000	331,472
•Contego CLO XI DAC 5.94% (EURIBOR03M + 3.20%) 11/20/38	EUR	240,000	248,581
•Harvest CLO XXXII DAC 7.30% (EURIBOR03M + 3.60%) 7/25/37	EUR	251,000	263,249
•Henley CLO XII DAC 5.88% (EURIBOR03M + 3.10%) 1/15/38	EUR	240,000	248,515
•Jubilee CLO DAC 6.21% (EURIBOR03M + 3.20%) 1/15/39	EUR	410,000	424,561
•Palmer Square European Loan Funding DAC
D 5.74% (EURIBOR03M + 3.05%) 5/15/34	EUR	240,000	248,588
D 6.50% (EURIBOR03M + 3.15%) 5/15/34	EUR	290,000	299,705
LVIP BlackRock Global Allocation Fund-24

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔNON-AGENCY ASSET-BACKED SECURITIES (continued)
Ireland (continued)
•Penta CLO 17 DAC 6.81% (EURIBOR03M + 3.25%) 8/15/38	EUR	274,000	$284,532
•Providus CLO II DAC 6.38% (EURIBOR03M + 3.20%) 10/15/38	EUR	260,000	269,423
•Sona Fios CLO III DAC 6.41% (EURIBOR03M + 3.25%) 4/20/37	EUR	510,000	527,072
•Tikehau CLO XII DAC 6.62% (EURIBOR03M + 3.25%) 10/20/38	EUR	420,000	436,135
•Victory Street CLO I DAC 6.23% (EURIBOR03M + 3.45%) 1/15/38	EUR	360,000	372,802
			5,840,566
United States–1.04%
•AccessLex Institute 5.08% (TSFR03M + 0.56%) 5/25/36		101,015	99,183
Concord Music Royalties LLC 5.64% 10/20/74		415,000	406,603
GoodLeap Home Improvement Solutions Trust 5.35% 10/20/46		1,621,904	1,615,244
GoodLeap Sustainable Home Solutions Trust 2.10% 5/20/48		330,242	257,006
GreenSky Home Improvement Trust
A4 5.67% 6/25/59		1,326,941	1,335,948
B 5.87% 6/25/59		121,000	122,358
•Huntington Bank Auto Credit-Linked Notes 6.00% (SOFR30A + 1.40%) 5/20/32		617,724	619,434
Lyra Music Assets Delaware LP 5.76% 12/22/64		1,068,466	1,040,514
Mariner Finance Issuance Trust
A 5.13% 9/22/36		632,000	631,744
D 6.77% 9/22/36		105,000	106,068
Navient Private Education Refi Loan Trust
B 2.61% 4/15/60		175,504	153,156
C 3.48% 4/15/60		811,000	739,893
D 4.00% 4/15/60		276,000	250,800
A 5.66% 10/15/72		1,686,425	1,704,178
• A 5.76% (PRIME + 1.99%) 4/15/60		788,260	787,308
Nelnet Student Loan Trust
C 3.57% 4/20/62		690,108	592,107
D 4.93% 4/20/62		655,600	555,270
Pagaya AI Debt Selection Trust 3.00% 1/25/29		99,966	98,765
Progress Residential Trust 3.44% 5/17/26		300,515	284,974
	Principal Amount°	Value (U.S. $)
ΔNON-AGENCY ASSET-BACKED SECURITIES (continued)
United States (continued)
•Ready Capital Mortgage Financing LLC 6.89% (TSFR01M + 2.55%) 10/25/39	950,312	$954,469
=Regional Management Issuance Trust 3.88% 10/17/33	1,711,000	1,602,009
Republic Finance Issuance Trust 5.91% 8/20/32	977,000	986,890
Sesac Finance LLC 5.22% 7/25/49	113,700	112,585
•SLM Private Education Loan Trust 9.26% (TSFR01M + 4.86%) 10/15/41	374,057	387,551
SMB Private Education Loan Trust
B 2.30% 1/15/53	179,621	171,896
C 2.99% 1/15/53	931,751	798,720
C 3.00% 1/15/53	60,838	52,208
D2 3.86% 1/15/53	176,992	158,314
SoFi Personal Loan Trust
^ R1 1.00% 11/12/30	19,306	930,561
• A 1.75% 2/12/31	15,000	454,644
A 6.00% 11/12/30	1,441,179	1,456,726
A 6.06% 2/12/31	963,273	970,153
Subway Funding LLC 6.27% 7/30/54	627,000	637,881
		21,075,160
Total Non-Agency Asset-Backed Securities (Cost $29,301,709)		28,214,398
ΔNON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.36%
United States–0.36%
•Ajax Mortgage Loan Trust
A1 1.74% 12/25/60	1,228,162	1,050,267
A2 2.69% 12/25/60	208,229	151,791
B1 3.73% 12/25/60	137,618	90,937
•CSMC Lion 7.84% (TSFR01M + 3.44%) 2/15/25	802,080	781,492
•J.P. Morgan Mortgage Trust
A2A 2.50% 12/25/51	969,214	777,566
A3A 2.50% 2/25/52	1,459,544	1,280,964
A4A 2.50% 2/25/52	672,085	446,906
=π^MCM Trust 0.00% 8/25/28	604,559	374,459
=MCM Trust CMO 3.00% 8/25/28	445,889	427,191
MCR Mortgage Trust 8.73% 6/12/39	324,000	325,758
=^TVC DSCR 0.00% 2/1/51	1,072,396	984,152
=π^TVC DSCR 21-1 0.00% 2/1/51	472,941	407,746
LVIP BlackRock Global Allocation Fund-25

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔNON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
United States (continued)
•Wells Fargo Commercial Mortgage Trust 5.31% 7/15/35	316,000	$316,691
Total Non-Agency Collateralized Mortgage Obligations (Cost $8,034,166)		7,415,920
ΔNON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.48%
Bermuda–0.03%
•RIAL Issuer Ltd. 6.65% (TSFR01M + 2.25%) 1/19/37	570,000	570,702
		570,702
Cayman Islands–0.02%
•MF1 Trust 7.77% (TSFR01M + 3.37%) 12/15/34	371,266	364,076
		364,076
United States–1.43%
•1211 Avenue of the Americas Trust 4.14% 8/10/35	508,000	489,534
•Alen Mortgage Trust 7.61% (TSFR01M + 3.21%) 4/15/34	279,000	153,057
Arbor Multifamily Mortgage Securities Trust 1.75% 5/15/53	224,482	170,162
•Bayview Commercial Asset Trust
M1 4.96% (TSFR01M + 0.62%) 10/25/36	9,336	8,982
M6 5.50% (TSFR01M + 1.16%) 11/25/35	9,087	9,143
•BBCMS Mortgage Trust 5.72% (TSFR01M + 1.32%) 3/15/37	188,000	159,805
*•Benchmark Mortgage Trust 1.26% 2/15/54	6,136,877	319,577
•BHMS Mortgage Trust
A 5.94% (TSFR01M + 1.55%) 7/15/35	697,744	696,872
C 6.59% (TSFR01M + 2.20%) 7/15/35	287,769	285,970
•BMP 7.79% (TSFR01M + 3.39%) 6/15/41	282,000	281,036
BWAY Mortgage Trust 3.63% 3/10/33	487,544	428,574
BX Commercial Mortgage Trust
A 2.84% 3/9/44	100,708	88,617
• A 5.20% (TSFR01M + 0.80%) 10/15/38	143,510	143,331
• A 5.42% (TSFR01M + 1.02%) 2/15/33	1,388,665	1,373,032
• A 5.79% (TSFR01M + 1.39%) 3/15/41	641,389	643,192
	Principal Amount°	Value (U.S. $)
ΔNON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
BX Commercial Mortgage Trust (continued)
• A 5.94% (TSFR01M + 1.54%) 5/15/34	355,322	$355,545
• B 6.66% (TSFR01M + 2.26%) 2/15/33	814,304	805,203
• F 6.76% (TSFR01M + 2.36%) 10/15/38	1,134,729	1,131,893
• G 7.31% (TSFR01M + 2.91%) 6/15/38	866,684	866,679
• F 7.31% (TSFR01M + 2.92%) 5/15/38	609,700	607,414
• C 8.76% (TSFR01M + 4.36%) 2/15/33	537,575	531,580
•BX Trust
D 3.94% 12/9/41	317,000	287,805
E 3.94% 12/9/41	1,319,000	1,171,482
A 5.84% (TSFR01M + 1.44%) 4/15/41	663,218	664,875
E 6.76% (TSFR01M + 2.36%) 1/15/34	249,318	247,759
E 7.29% (TSFR01M + 2.89%) 7/15/29	308,000	309,347
F 7.51% (TSFR01M + 3.11%) 1/15/34	383,334	380,097
F 8.34% (TSFR01M + 3.94%) 7/15/29	771,000	768,604
•CAMB Commercial Mortgage Trust 6.85% (TSFR01M + 2.45%) 12/15/37	160,151	160,151
•CD Mortgage Trust 3.91% 11/13/50	33,602	31,116
=CFSP Mortgage Trust 6.50% 4/15/37	810,000	777,339
•COMM Mortgage Trust 8.88% (TSFR01M + 4.49%) 6/15/41	370,000	369,124
•CONE Trust 8.29% (TSFR01M + 3.89%) 8/15/41	360,000	359,550
•CSAIL Commercial Mortgage Trust 4.63% 11/15/48	68,170	64,059
CSMC Trust 2.26% 8/15/37	228,969	221,434
•DBGS Mortgage Trust
D 5.99% (TSFR01M + 1.60%) 5/15/35	187,978	185,394
F 6.69% (TSFR01M + 2.30%) 5/15/35	624,132	618,506
•ELM Trust 7.79% 6/10/39	686,000	691,428
•ELP Commercial Mortgage Trust 7.18% (TSFR01M + 2.78%) 11/15/38	648,886	648,886
•Extended Stay America Trust
D 6.76% (TSFR01M + 2.36%) 7/15/38	1,226,942	1,230,008
E 7.36% (TSFR01M + 2.96%) 7/15/38	766,288	771,555
LVIP BlackRock Global Allocation Fund-26

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔNON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
•GS Mortgage Securities Corp. Trust
A 5.46% (TSFR01M + 1.06%) 10/15/36	163,892	$162,687
A 5.81% (TSFR01M + 1.41%) 5/15/26	209,172	196,918
A 6.59% (TSFR01M + 2.19%) 8/15/39	148,848	148,941
E 7.45% (TSFR01M + 3.05%) 11/15/36	847,875	835,304
GS Mortgage Securities Trust 2.73% 5/12/53	515,232	439,055
•HILT Commercial Mortgage Trust
A 5.94% (TSFR01M + 1.54%) 5/15/37	616,000	615,999
D 7.59% (TSFR01M + 3.19%) 5/15/37	726,000	718,743
Independence Plaza Trust 3.91% 7/10/35	242,000	235,808
•JP Morgan Chase Commercial Mortgage Securities Trust
C 3.45% 1/5/39	310,000	271,562
E 7.21% (TSFR01M + 2.81%) 4/15/38	778,000	778,972
F 7.71% (TSFR01M + 3.31%) 4/15/38	364,000	364,455
•JW Commercial Mortgage Trust 7.59% (TSFR01M + 3.19%) 6/15/39	260,000	258,479
•LBA Trust 8.83% (TSFR01M + 4.44%) 6/15/39	112,000	111,734
•MHC Commercial Mortgage Trust
E 6.61% (TSFR01M + 2.22%) 4/15/38	843,437	843,964
F 7.11% (TSFR01M + 2.72%) 4/15/38	99,425	99,487
•MHP Trust 7.26% (TSFR01M + 2.86%) 7/15/38	387,313	385,861
•Morgan Stanley Capital I Trust 4.28% 7/11/40	234,000	211,448
•PKHL Commercial Mortgage Trust 7.86% (TSFR01M + 3.46%) 7/15/38	108,752	73,260
•SREIT Trust
A 5.24% (TSFR01M + 0.85%) 11/15/38	169,370	169,212
F 7.13% (TSFR01M + 2.73%) 11/15/36	220,754	220,892
F 7.14% (TSFR01M + 2.74%) 11/15/38	925,877	928,162
•STWD Trust 6.44% (TSFR01M + 2.04%) 7/15/36	322,426	322,023
		Principal Amount°	Value (U.S. $)
ΔNON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
UBS Commercial Mortgage Trust 2.92% 10/15/52		137,681	$121,385
•VNDO Trust 3.90% 1/10/35		267,100	253,589
Wells Fargo Commercial Mortgage Trust
*• XA 1.50% 4/15/54		2,788,172	178,757
*• XA 1.80% 7/15/53		3,342,292	252,776
• A 3.75% 6/15/36		169,000	151,639
• AS 3.87% 5/15/48		383,992	382,012
			29,240,841
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $30,048,287)			30,175,619
ΔSOVEREIGN BONDS–2.62%
Bahrain–0.01%
Bahrain Government International Bonds 5.45% 9/16/32		200,000	183,206
			183,206
Brazil–0.24%
^Brazil Letras do Tesouro Nacional 0.00% 1/1/26	BRL	4,002,000	560,675
Brazil Notas do Tesouro Nacional
10.00% 1/1/25	BRL	7,025,000	1,076,796
10.00% 1/1/27	BRL	22,661,000	3,327,920
			4,965,391
Chile–0.01%
Chile Government International Bonds 4.34% 3/7/42		252,000	211,022
			211,022
Colombia–0.35%
Colombia Government International Bonds
4.50% 1/28/26		396,000	390,654
8.00% 4/20/33		234,000	239,265
Colombia TES
5.75% 11/3/27	COP	8,555,400,000	1,739,534
6.00% 4/28/28	COP	17,507,500,000	3,493,003
7.75% 9/18/30	COP	6,187,000,000	1,218,851
			7,081,307
Czech Republic–0.14%
Czech Republic Government Bonds
4.50% 11/11/32	CZK	30,180,000	1,273,555
5.00% 9/30/30	CZK	35,960,000	1,563,232
			2,836,787
LVIP BlackRock Global Allocation Fund-27

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Dominican Republic–0.05%
Dominican Republic International Bonds
4.50% 1/30/30		263,000	$240,513
5.95% 1/25/27		230,000	228,390
10.75% 6/1/36	DOP	27,000,000	477,121
			946,024
Egypt–0.07%
Egypt Government Bonds 24.46% 10/1/27	EGP	7,166,000	137,156
Egypt Government International Bonds 8.50% 1/31/47		220,000	170,696
^Egypt Treasury Bills
0.00% 2/18/25	EGP	33,650,000	639,301
0.00% 3/18/25	EGP	20,700,000	384,936
			1,332,089
Hungary–0.04%
Hungary Government Bonds 7.00% 10/24/35	HUF	209,590,000	543,041
Hungary Government International Bonds
5.25% 6/16/29		244,000	239,881
5.38% 9/12/33	EUR	23,000	25,731
			808,653
Indonesia–0.26%
Indonesia Government International Bonds 4.65% 9/20/32		200,000	190,981
Indonesia Treasury Bonds
7.00% 5/15/27	IDR	19,859,000,000	1,231,764
7.13% 6/15/38	IDR	44,028,000,000	2,737,039
8.25% 5/15/36	IDR	18,134,000,000	1,224,662
			5,384,446
Ireland–0.12%
Ireland Government Bonds 2.60% 10/18/34	EUR	2,304,137	2,378,130
			2,378,130
Ivory Coast–0.01%
Ivory Coast Government International Bonds 6.38% 3/3/28		200,000	198,298
			198,298
Kazakhstan–0.01%
Development Bank of Kazakhstan JSC 13.49% 5/23/28	KZT	101,000,000	184,926
			184,926
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Malaysia–0.09%
Malaysia Government Bonds 4.64% 11/7/33	MYR	7,756,000	$1,836,498
			1,836,498
Mexico–0.28%
Mexico Bonos
7.00% 9/3/26	MXN	45,921,100	2,106,763
7.50% 5/26/33	MXN	56,643,700	2,295,196
7.75% 11/23/34	MXN	10,652,800	426,327
8.50% 5/31/29	MXN	7,925,900	359,572
Mexico Government International Bonds
2.66% 5/24/31		350,000	283,968
6.35% 2/9/35		200,000	195,350
			5,667,176
Morocco–0.01%
Morocco Government International Bonds 5.95% 3/8/28		200,000	201,013
			201,013
Nigeria–0.01%
Nigeria Government International Bonds 7.63% 11/28/47		223,000	170,037
			170,037
Oman–0.01%
Oman Government International Bonds 6.75% 1/17/48		200,000	202,492
			202,492
Peru–0.01%
Corp. Financiera de Desarrollo SA 4.75% 7/15/25		245,000	244,434
Peruvian Government International Bonds 1.86% 12/1/32		45,000	33,998
			278,432
Philippines–0.01%
Philippines Government International Bonds 6.38% 1/15/32		133,000	141,284
			141,284
Poland–0.26%
Republic of Poland Government Bonds
2.00% 8/25/36	PLN	2,780,168	594,437
4.75% 7/25/29	PLN	5,893,000	1,381,054
5.00% 10/25/34	PLN	3,228,000	732,851
5.75% 4/25/29	PLN	10,024,000	2,448,519
LVIP BlackRock Global Allocation Fund-28

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Poland (continued)
Republic of Poland Government International Bonds
4.88% 10/4/33		22,000	$21,132
5.50% 4/4/53		33,000	30,489
			5,208,482
Romania–0.00%
Romania Government International Bonds
2.12% 7/16/31	EUR	31,000	26,567
2.50% 2/8/30	EUR	60,000	55,759
5.25% 11/25/27		28,000	27,370
			109,696
Saudi Arabia–0.01%
Saudi Government International Bonds 4.50% 4/17/30		283,000	274,375
			274,375
Senegal–0.01%
Senegal Government International Bonds 6.25% 5/23/33		200,000	160,000
			160,000
South Africa–0.38%
Republic of South Africa Government Bonds
7.00% 2/28/31	ZAR	26,316,261	1,238,764
8.00% 1/31/30	ZAR	77,552,211	3,936,325
8.75% 1/31/44	ZAR	28,581,969	1,228,465
9.00% 1/31/40	ZAR	20,760,552	936,524
Republic of South Africa Government International Bonds
5.00% 10/12/46		300,000	207,090
5.88% 4/20/32		200,000	187,757
			7,734,925
Thailand–0.11%
Thailand Government Bonds 2.40% 3/17/29	THB	78,402,000	2,327,328
			2,327,328
Turkey–0.11%
Turkiye Government Bonds
26.20% 10/5/33	TRY	31,464,000	852,624
31.08% 11/8/28	TRY	10,527,000	293,962
37.00% 2/18/26	TRY	36,354,000	1,012,097
			2,158,683
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Ukraine–0.00%
πφUkraine Government International Bonds
0.00% 2/1/30		5,252	$2,878
0.00% 2/1/35		16,585	9,777
0.00% 2/1/36		13,821	8,102
1.75% 2/1/29		57,688	40,041
1.75% 2/1/34		38,458	21,729
3.00% 2/1/34		19,626	8,096
			90,623
Uruguay–0.01%
Oriental Republic of Uruguay 5.25% 9/10/60		71,000	64,587
Uruguay Government International Bonds
5.75% 10/28/34		55,984	57,445
9.75% 7/20/33	UYU	6,083,548	138,627
			260,659
Total Sovereign Bonds (Cost $57,276,447)			53,331,982
U.S. TREASURY OBLIGATIONS–1.11%
*U.S. Treasury Notes
4.00% 12/15/25		14,898,000	14,872,788
4.63% 9/30/28		7,722,300	7,794,508
Total U.S. Treasury Obligations (Cost $22,555,723)			22,667,296

	Number of Shares
EXCHANGE-TRADED FUNDS–1.84%
iShares 0-5 Year TIPS Bond ETF	21,886	2,201,732
iShares Biotechnology ETF	15,200	2,009,592
iShares Broad USD High Yield Corporate Bond ETF	56,993	2,096,773
iShares Latin America 40 ETF	23,763	496,884
iShares MSCI Brazil ETF	26,620	599,216
iShares MSCI China ETF	16,664	780,875
iShares MSCI Emerging Markets ETF	5,642	235,948
Ishares Trust-Ishares Iiboxx $ High Yield Corporate Bond Etf	30,843	2,425,802
SPDR Blackstone Senior Loan ETF	24,781	1,034,111
∞SPDR® Gold Shares	79,693	19,296,066
VanEck J. P. Morgan EM Local Currency Bond ETF	121,948	2,818,218
VanEck Semiconductor ETF	14,175	3,432,760
Total Exchange-Traded Funds (Cost $37,135,660)		37,427,977
LVIP BlackRock Global Allocation Fund-29

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–2.17%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 4.43%)	44,222,153	$44,222,153
Total Money Market Fund (Cost $44,222,153)		44,222,153

	Principal Amount°
SHORT-TERM INVESTMENTS–8.05%
U.S. TREASURY OBLIGATIONS–8.05%
≠U.S. Treasury Bills
4.28% 2/18/25	9,250,000	9,198,194
4.29% 2/25/25	15,000,000	14,903,750
4.29% 3/4/25	8,000,000	7,943,518
4.30% 1/16/25	7,500,000	7,486,781
4.33% 2/18/25	600,000	596,444
4.34% 2/11/25	10,000,000	9,951,597
4.34% 2/13/25	1,400,000	1,393,041
4.34% 3/20/25	10,000,000	9,910,669
4.35% 1/30/25	200,000	199,313
4.35% 3/13/25	4,700,000	4,661,802
4.35% 3/20/25	800,000	792,854
4.46% 3/6/25	10,000,000	9,926,766
4.47% 2/6/25	7,000,000	6,969,410
4.48% 1/28/25	7,250,000	7,226,140
4.50% 1/9/25	8,250,000	8,241,915
4.50% 2/13/25	8,500,000	8,455,429
4.51% 1/14/25	9,750,000	9,734,436
4.51% 1/28/25	1,000,000	996,692
4.51% 1/30/25	9,750,000	9,715,363
4.51% 2/27/25	8,500,000	8,440,864
4.55% 1/14/25	300,000	299,517
4.60% 1/28/25	7,250,000	7,225,602
4.61% 1/21/25	9,800,000	9,775,514
4.62% 1/7/25	9,800,000	9,792,642
		163,838,253
Total Short-Term Investments (Cost $163,829,233)		163,838,253

	Notional Amount
OPTIONS PURCHASED–0.22%
Over-The-Counter–0.03%
Call Swaptions–0.00%
10 Year Interest Rate Swap, expiration date 1/23/25, notional amount $28,261,058 GSI	28,261,058	$30
10 Year Interest Rate Swap, expiration date 1/22/25, notional amount ZAR12,227,000 JPMC	12,227,000	3,723
	Notional Amount	Value (U.S. $)
OPTIONS PURCHASED (continued)
Over-The-Counter (continued)
Call Swaptions (continued)
30 Year Interest Rate Swap, expiration date 4/22/25, notional amount $4,952,300 CITI	4,952,300	$24,533
30 Year Interest Rate Swap, expiration date 4/23/25, notional amount $3,996,783 GSI	3,996,783	20,083
30 Year Interest Rate Swap, expiration date 4/25/25, notional amount $3,928,399 DB	3,928,399	20,411
		68,780
Put Swaptions–0.00%
CDX.NA.HY.S43, expiration date 1/15/25, notional amount $1,885,000 BOA	1,885,000	1,738
ITRAXX Europe Crossover S42, expiration date 2/19/25, notional amount EUR1,800,000 JPMC	1,800,000	3,273
ITRAXX.XO.S42, expiration date 1/15/25, notional amount EUR1,775,000 BOA	1,775,000	753
		5,764

	Number of Contracts

Barrier Options–0.01%
CNH vs JPY, one touch, barrier price JPY19.00, Strike price JPY19, expiration date 4/30/25, notional amount JPY20,368,000 JPMC	1,072,000	4,111
EUR vs USD, one touch, barrier price EUR1.02, Strike price EUR1.02, expiration date 4/16/25, notional amount EUR137,700 HSBC	135,000	37,565
USD vs BRL, one touch, barrier price BRL5.75, Strike price BRL5.75, expiration date 3/17/25, notional amount BRL839,500 BOA	146,000	13,250
USD vs CNH, up and out, barrier price CNH7.35, Strike price CNH7.35, expiration date 7/2/25, notional amount CNH8,540,700 HSBC	1,162,000	7,151
LVIP BlackRock Global Allocation Fund-30

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Over-The-Counter (continued)
Barrier Options (continued)
USD vs CNH, one touch, barrier price CNH7.63, Strike price CNH7.63, expiration date 4/30/25, notional amount CNH1,144,500 HSBC	150,000	$19,232
USD vs INR, one touch, barrier price INR88.00, Strike price INR88, expiration date 4/30/25, notional amount INR12,848,000 SCB	146,000	28,090
USD vs MXN, one touch, barrier price MXN18.00, Strike price MXN18, expiration date 1/17/25, notional amount MXN1,363,500 UBS	75,750	1
		109,400
Call Options–0.00%
EUR vs SEK Strike price EUR11.7, expiration date 2/17/25, notional amount EUR16,204,500 JPMC	1,385,000	2,615
NSE Nifty 50 Index Strike price $26,000, expiration date 3/27/25, notional amount $6,396,000 MSC	246	19,972
USD vs CNH Strike price CNH7.35, expiration date 4/30/25, notional amount CNH8,650,950 JPMC	1,177,000	14,640
USD vs JPY Strike price JPY155, expiration date 1/17/25, notional amount JPY132,680,000 BCLY	856,000	14,884
		52,111
Put Options–0.02%
EUR vs JPY Strike price EUR160, expiration date 3/13/25, notional amount EUR267,360,000 BCLY	1,671,000	23,807
S&P 500 Index Strike price $5,700, expiration date 3/21/25, notional amount $4,662,600 GSI	818	69,373
S&P 500 Index Strike price $5,750, expiration date 3/21/25, notional amount $4,703,500 BCLY	818	78,340
S&P 500 Index Strike price $5,780, expiration date 3/21/25, notional amount $4,728,040 UBS	818	84,246
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Over-The-Counter (continued)
Put Options (continued)
USD vs BRL Strike price BRL5.7, expiration date 1/6/25, notional amount BRL6,594,900 BCLY	1,157,000	$2
USD vs EUR Strike price EUR1.06, expiration date 1/6/25, notional amount EUR903,120 JPMC	852,000	20,361
		276,129
		512,184

Centrally Cleared–0.19%
Call Options–0.11%
Adobe Strike price $475, expiration date 2/21/25, notional amount $1,662,500	35	24,080
Advanced Micro Devices Strike price $150, expiration date 2/21/25, notional amount $1,740,000	116	19,604
Alphabet Strike price $200, expiration date 1/17/25, notional amount $11,640,000	582	68,676
Amazon.com Strike price $230, expiration date 1/17/25, notional amount $10,557,000	459	66,096
Apple Strike price $250, expiration date 2/21/25, notional amount $12,075,000	483	461,748
Bank of America Strike price $49, expiration date 1/17/25, notional amount $1,043,700	213	1,491
Capital One Financial Strike price $170, expiration date 1/17/25, notional amount $1,955,000	115	120,750
Carrier Global Strike price $77.5, expiration date 1/17/25, notional amount $899,000	116	928
Costco Wholesale Strike price $1,020, expiration date 1/17/25, notional amount $3,468,000	34	748
Dell Technologies Strike price $145, expiration date 1/17/25, notional amount $3,219,000	222	444
DraftKings Strike price $44, expiration date 2/21/25, notional amount $1,421,200	323	23,579
LVIP BlackRock Global Allocation Fund-31

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Call Options (continued)
EQT Strike price $48, expiration date 1/17/25, notional amount $4,704,000	980	$68,600
Fifth Third Bancorp Strike price $45, expiration date 1/17/25, notional amount $1,161,000	258	2,580
Home Depot Strike price $445, expiration date 1/17/25, notional amount $3,426,500	77	231
Informatica Strike price $30, expiration date 1/17/25, notional amount $99,000	33	627
Lowe's Companies Strike price $300, expiration date 1/17/25, notional amount $2,880,000	96	96
Mastercard Strike price $540, expiration date 1/17/25, notional amount $2,268,000	42	10,080
Meta Platforms Strike price $620, expiration date 1/17/25, notional amount $8,866,000	143	58,916
Meta Platforms Strike price $630, expiration date 1/17/25, notional amount $9,135,000	145	38,280
Microsoft Strike price $470, expiration date 2/21/25, notional amount $4,042,000	86	20,296
Netflix Strike price $900, expiration date 2/21/25, notional amount $3,150,000	35	180,600
Netflix Strike price $980, expiration date 2/21/25, notional amount $4,018,000	41	98,400
NVIDIA Strike price $145, expiration date 1/17/25, notional amount $2,523,000	174	26,622
NVIDIA Strike price $155, expiration date 1/17/25, notional amount $3,580,500	231	9,471
NVIDIA Strike price $160, expiration date 1/17/25, notional amount $1,824,000	114	2,394
NVIDIA Strike price $160, expiration date 2/21/25, notional amount $12,944,000	809	156,946
Oracle Strike price $210, expiration date 1/17/25, notional amount $3,549,000	169	169
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Call Options (continued)
Paramount Global Strike price $12.5, expiration date 1/17/25, notional amount $186,250	149	$298
Paramount Global Strike price $14, expiration date 1/17/25, notional amount $203,000	145	145
Paramount Global Strike price $15, expiration date 1/17/25, notional amount $132,000	88	88
Sabre Strike price $5, expiration date 1/17/25, notional amount $77,500	155	155
Sabre Strike price $7, expiration date 4/17/25, notional amount $101,500	145	725
Salesforce Strike price $390, expiration date 2/21/25, notional amount $5,460,000	140	15,400
Shell Strike price $67.5, expiration date 1/17/25, notional amount $4,029,750	597	5,970
SPDR Gold Shares Strike price $248, expiration date 1/31/25, notional amount $9,994,400	403	76,973
SPDR Gold Shares Strike price $250, expiration date 1/17/25, notional amount $9,275,000	371	20,034
SPDR Gold Shares Strike price $255, expiration date 1/17/25, notional amount $10,123,500	397	7,940
SPDR Gold Shares Strike price $255, expiration date 2/21/25, notional amount $14,790,000	580	87,000
SPDR Gold Shares Strike price $260, expiration date 1/17/25, notional amount $26,936,000	1,036	9,324
SPDR S&P 500 ETF Trust Strike price $605, expiration date 1/17/25, notional amount $18,694,500	309	27,810
SPDR S&P 500 ETF Trust Strike price $612, expiration date 1/3/25, notional amount $7,466,400	122	244
LVIP BlackRock Global Allocation Fund-32

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Call Options (continued)
Taiwan Semiconductor Manufacturing Strike price $190, expiration date 2/21/25, notional amount $2,755,000	145	$248,675
U.S. Treasury 5 yr Notes Strike price $107, expiration date 1/24/25, notional amount $2,140,000	20	3,906
Uber Technologies Strike price $67.5, expiration date 2/21/25, notional amount $3,402,000	504	83,160
Uber Technologies Strike price $77.5, expiration date 1/17/25, notional amount $1,976,250	255	1,020
United Airlines Holdings Strike price $100, expiration date 1/17/25, notional amount $4,340,000	434	138,880
Uniti Group Strike price $6, expiration date 1/17/25, notional amount $73,800	123	615
Visa Strike price $320, expiration date 1/17/25, notional amount $3,744,000	117	35,802
Walmart Strike price $100, expiration date 2/21/25, notional amount $9,260,000	926	68,524
Walt Disney Strike price $120, expiration date 2/21/25, notional amount $1,836,000	153	29,376
Western Digital Strike price $85, expiration date 1/17/25, notional amount $637,500	75	300
		2,324,816
Put Options–0.08%
Broadcom Strike price $172, expiration date 1/17/25, notional amount $2,511,200	146	1,606
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Put Options (continued)
Datadog Strike price $155, expiration date 2/21/25, notional amount $4,030,000	260	$414,180
HubSpot Strike price $720, expiration date 1/17/25, notional amount $5,040,000	70	241,850
iShares iBoxx $ High Yield Corporate Bond ETF Strike price $74, expiration date 2/21/25, notional amount $1,228,400	166	16,102
iShares iBoxx $ High Yield Corporate Bond ETF Strike price $77, expiration date 1/17/25, notional amount $2,002,000	260	2,340
ServiceNow Strike price $940, expiration date 2/21/25, notional amount $6,580,000	70	105,700
SPDR S&P 500 ETF Trust Strike price $575, expiration date 1/17/25, notional amount $32,660,000	568	173,240
SPDR S&P 500 ETF Trust Strike price $580, expiration date 1/31/25, notional amount $6,902,000	119	77,588
SPDR S&P 500 ETF Trust Strike price $580, expiration date 2/21/25, notional amount $4,756,000	82	71,094
SPDR S&P 500 ETF Trust Strike price $598, expiration date 1/17/25, notional amount $22,604,400	378	512,190
		1,615,890
		3,940,706
Total Options Purchased (Cost $9,421,284)		4,452,890

TOTAL INVESTMENTS–98.24% (Cost $1,715,649,620)	1,999,639,164

	Notional Amount	Value (U.S. $)
OPTIONS WRITTEN–(0.23)%
Over-The-Counter–(0.11)%
Call Swaptions–(0.00)%
5 Year Interest Rate Swap, expiration date 1/24/25, notional amount $(16,663,325) GSI	(16,663,325)	$(159)
1 Year Interest Rate Swap, expiration date 2/10/25, notional amount $(74,123,000) GSI	(74,123,000)	(655)
5 Year Interest Rate Swap, expiration date 2/14/25, notional amount $(15,688,892) GSI	(15,688,892)	(2,885)
5 Year Interest Rate Swap, expiration date 2/20/25, notional amount $(50,388,088) DB	(50,388,088)	(1,407)
30 Year Interest Rate Swap, expiration date 4/22/25, notional amount $(4,952,300) CITI	(4,952,300)	(3,122)
LVIP BlackRock Global Allocation Fund-33

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Notional Amount	Value (U.S. $)
OPTIONS WRITTEN (continued)
Over-The-Counter (continued)
Call Swaptions (continued)
30 Year Interest Rate Swap, expiration date 4/23/25, notional amount $(3,996,783) GSI	(3,996,783)	$(2,583)
30 Year Interest Rate Swap, expiration date 4/25/25, notional amount $(3,928,399) DB	(3,928,399)	(2,681)
(13,492)
Put Swaptions–(0.10)%
2 Year Interest Rate Swap, expiration date 6/13/25, notional amount $(27,006,000) MSC	(27,006,000)	(42,616)
2 Year Interest Rate Swap, expiration date 1/17/25, notional amount $(28,216,793) DB	(28,216,793)	(8,702)
5 Year Interest Rate Swap, expiration date 2/14/25, notional amount $(15,688,892) GSI	(15,688,892)	(580,255)
5 Year Interest Rate Swap, expiration date 2/20/25, notional amount $(12,597,022) DB	(12,597,022)	(136,653)
10 Year Interest Rate Swap, expiration date 3/24/25, notional amount $(2,968,000) DB	(2,968,000)	(96,443)
10 Year Interest Rate Swap, expiration date 3/25/25, notional amount $(11,860,000) JPMC	(11,860,000)	(386,053)
10 Year Interest Rate Swap, expiration date 1/2/25, notional amount $(12,000,000) GSI	(12,000,000)	(379,663)
2 Year Interest Rate Swap, expiration date 1/10/25, notional amount $(39,265,000) GSI	(39,265,000)	(57,238)
5 Year Interest Rate Swap, expiration date 1/16/25, notional amount GBP(14,863,600) JPMC	(14,863,600)	(64,203)
5 Year Interest Rate Swap, expiration date 1/21/25, notional amount $(14,863,600) DB	(14,863,600)	(86,520)
30 Year Interest Rate Swap, expiration date 4/22/25, notional amount $(1,723,400) CITI	(1,723,400)	(35,128)
5 Year Interest Rate Swap, expiration date 4/22/25, notional amount GBP(12,190,100) JPMC	(12,190,100)	(104,038)
30 Year Interest Rate Swap, expiration date 4/23/25, notional amount $(999,196) GSI	(999,196)	(20,507)
30 Year Interest Rate Swap, expiration date 4/25/25, notional amount $(982,100) DB	(982,100)	(20,350)
CDX.NA.HY.S43, expiration date 1/15/25, notional amount $(1,885,000) BOA	(1,885,000)	(695)
2 Year Interest Rate Swap, expiration date 6/20/25, notional amount $(28,952,000) CITI	(28,952,000)	(48,287)
(2,067,351)

Number of Contracts

Put Options–(0.01)%
EUR vs JPY Strike price EUR154, expiration date 3/13/25, notional amount EUR(385,924,000) BCLY	(2,506,000)	(13,569)
NSE Nifty 50 Index Strike price $22,000, expiration date 3/27/25, notional amount $(5,412,000) MSC	(246)	(23,126)
USD vs EUR Strike price EUR1.005, expiration date 3/20/25, notional amount EUR(14,346,375) DB	(14,275,000)	(73,150)
USD vs EUR Strike price EUR1.02, expiration date 1/23/25, notional amount EUR(12,195,300) JPMC	(12,195,300)	(31,076)
USD vs EUR Strike price EUR1.0225, expiration date 3/06/25, notional amount EUR(9,260,144) RBC	(9,056,376)	(72,835)
USD vs EUR Strike price EUR1.04, expiration date 1/06/25, notional amount EUR(886,080) JPMC	(852,000)	(4,688)
(218,444)
Call Options–(0.00)%
USD vs BRL Strike price BRL6, expiration date 1/06/25, notional amount BRL(6,942,000) BCLY	(1,157,000)	(35,859)
USD vs CNH Strike price CNH7.6, expiration date 4/30/25, notional amount CNH(13,414,000) JPMC	(1,765,000)	(6,363)
USD vs TRY Strike price TRY36.3, expiration date 1/06/25, notional amount TRY(31,508,400) GSI	(868,000)	(1,272)
(43,494)
(2,342,781)
Centrally Cleared–(0.12)%
Put Options–(0.07)%
Adobe Strike price $425, expiration date 2/21/25, notional amount $(1,487,500)	(35)	(27,825)
Advanced Micro Devices Strike price $125, expiration date 1/17/25, notional amount $(1,450,000)	(116)	(75,400)
Alphabet Strike price $175, expiration date 2/21/25, notional amount $(1,190,000)	(68)	(22,032)
Broadcom Strike price $150, expiration date 1/17/25, notional amount $(2,190,000)	(146)	(584)
Carrier Global Strike price $65, expiration date 1/17/25, notional amount $(754,000)	(116)	(4,872)
Costco Wholesale Strike price $910, expiration date 1/17/25, notional amount $(1,547,000)	(17)	(20,655)
Datadog Strike price $135, expiration date 2/21/25, notional amount $(3,510,000)	(260)	(140,400)
Dell Technologies Strike price $110, expiration date 1/17/25, notional amount $(605,000)	(55)	(8,580)
DraftKings Strike price $37, expiration date 2/21/25, notional amount $(1,195,100)	(323)	(86,564)
EQT Strike price $39, expiration date 1/17/25, notional amount $(1,060,800)	(272)	(1,632)
Freeport-McMoRan Strike price $40, expiration date 1/17/25, notional amount $(1,612,000)	(403)	(93,093)
HubSpot Strike price $660, expiration date 1/17/25, notional amount $(4,620,000)	(70)	(50,400)
LVIP BlackRock Global Allocation Fund-34

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
Centrally Cleared (continued)
Put Options (continued)
iShares iBoxx $ High Yield Corporate Bond ETF Strike price $75, expiration date 1/17/25, notional amount $(982,500)	(131)	$(262)
Lowe's Companies Strike price $240, expiration date 1/17/25, notional amount $(2,304,000)	(96)	(15,168)
Microsoft Strike price $400, expiration date 2/21/25, notional amount $(3,440,000)	(86)	(61,060)
Netflix Strike price $830, expiration date 2/21/25, notional amount $(3,403,000)	(41)	(101,106)
NVIDIA Strike price $125, expiration date 1/17/25, notional amount $(10,112,500)	(809)	(145,620)
Salesforce Strike price $320, expiration date 2/21/25, notional amount $(4,480,000)	(140)	(96,600)
ServiceNow Strike price $800, expiration date 2/21/25, notional amount $(5,600,000)	(70)	(29,050)
SPDR Gold Shares Strike price $225, expiration date 1/17/25, notional amount $(8,347,500)	(371)	(3,710)
SPDR Gold Shares Strike price $232, expiration date 1/31/25, notional amount $(4,686,400)	(202)	(15,958)
SPDR Gold Shares Strike price $235, expiration date 1/17/25, notional amount $(13,536,000)	(576)	(28,800)
SPDR Gold Shares Strike price $238, expiration date 2/21/25, notional amount $(13,804,000)	(580)	(156,600)
Uber Technologies Strike price $52.5, expiration date 2/21/25, notional amount $(2,646,000)	(504)	(55,440)
Uber Technologies Strike price $65, expiration date 2/21/25, notional amount $(1,202,500)	(185)	(120,250)
Walt Disney Strike price $100, expiration date 2/21/25, notional amount $(1,530,000)	(153)	(15,453)
(1,377,114)
Call Options–(0.05)%
Advanced Micro Devices Strike price $170, expiration date 2/21/25, notional amount $(1,972,000)	(116)	(7,540)
Alphabet Strike price $200, expiration date 2/21/25, notional amount $(2,120,000)	(106)	(57,876)
Amazon.com Strike price $250, expiration date 2/21/25, notional amount $(8,675,000)	(347)	(75,646)
Apple Strike price $265, expiration date 2/21/25, notional amount $(12,799,500)	(483)	(151,662)
Broadcom Strike price $210, expiration date 1/17/25, notional amount $(3,066,000)	(146)	(374,490)
Costco Wholesale Strike price $1,100, expiration date 1/17/25, notional amount $(3,740,000)	(34)	(272)
Home Depot Strike price $470, expiration date 1/17/25, notional amount $(3,619,000)	(77)	(77)
JPMorgan Chase & Co. Strike price $250, expiration date 1/17/25, notional amount $(5,175,000)	(207)	(34,362)
Meta Platforms Strike price $680, expiration date 1/17/25, notional amount $(9,860,000)	(145)	(5,220)
Meta Platforms Strike price $720, expiration date 2/21/25, notional amount $(5,112,000)	(71)	(30,388)
Netflix Strike price $1,020, expiration date 2/21/25, notional amount $(3,570,000)	(35)	(56,700)
NVIDIA Strike price $185, expiration date 1/17/25, notional amount $(2,109,000)	(114)	(342)
ServiceNow Strike price $1,120, expiration date 1/17/25, notional amount $(7,840,000)	(70)	(41,300)
SPDR S&P 500 ETF Trust Strike price $625, expiration date 1/17/25, notional amount $(19,312,500)	(309)	(1,545)
Taiwan Semiconductor Manufacturing Strike price $210, expiration date 2/21/25, notional amount $(3,045,000)	(145)	(110,345)
Uber Technologies Strike price $80, expiration date 2/21/25, notional amount $(2,552,000)	(319)	(11,165)
United Airlines Holdings Strike price $115, expiration date 1/17/25, notional amount $(4,991,000)	(434)	(15,190)
Walmart Strike price $110, expiration date 2/21/25, notional amount $(10,186,000)	(926)	(16,668)
Western Digital Strike price $95, expiration date 1/17/25, notional amount $(712,500)	(75)	(75)
(990,863)
(2,367,977)
Total Options Written (Premiums received $(4,187,961))		(4,710,758)

★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.99%	40,539,421
NET ASSETS APPLICABLE TO 167,756,520 SHARES OUTSTANDING–100.00%	$2,035,467,827
NET ASSET VALUE PER SHARE–LVIP BLACKROCK GLOBAL ALLOCATION FUND STANDARD CLASS ($1,194,872,841 / 98,463,038 Shares)	$12.135
NET ASSET VALUE PER SHARE–LVIP BLACKROCK GLOBAL ALLOCATION FUND SERVICE CLASS ($840,594,986 / 69,293,482 Shares)	$12.131
LVIP BlackRock Global Allocation Fund-35

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$1,785,531,933
Distributable earnings/(accumulated loss)	249,935,894
TOTAL NET ASSETS	$2,035,467,827

ΔSecurities have been classified by country of origin.
+Delayed settlement. Interest rate to be determined upon settlement date.
✠All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at December 31, 2024.
μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2024. Rate will reset at a future date.
@PIK. 100% of the income received was in the form of additional par.
♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

*Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security. Refer to Note 10 in the accompanying notes for further information on these types of securities.

‡Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
^Zero coupon security.
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

∞Partially pledged as collateral for options.
†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 4 in "Notes to Consolidated Financial Statements."

*Fully or partially pledged as collateral for derivatives.
≠The rate shown is the effective yield at the time of purchase.
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At December 31, 2024, the aggregate value of restricted securities was $36,616,312, which represented 1.80% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances)
with respect to these securities.

Restricted Securities
Investment	Date of Acquisition/In-kind Transfer	Cost	Value
Breeze Aviation Group, Inc. Series B	6/6/2022	$814,265	$344,036
Bytedance Ltd. Series E	6/6/2022	3,886,481	4,243,017
Caresyntax, Inc.	6/6/2022	240,886	71,264
Crown PropTech Acquisitions	2/6/2023	0	0
Cypher Bidco	6/6/2022	1,543,927	1,492,261
Databricks, Inc. Series F	6/6/2022	3,699,435	5,596,342
Databricks, Inc. Series G	6/6/2022	1,010,938	1,529,303
LVIP BlackRock Global Allocation Fund-36

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Restricted Securities (continued)
Investment	Date of Acquisition/In-kind Transfer	Cost	Value
Dream Finders Homes, Inc.	6/6/2022	$2,327,696	$2,393,944
Epic Games, Inc.	6/6/2022	2,952,750	2,022,824
Exo Imaging, Inc. Series C	6/6/2022	407,022	6,214
Fanatics Holdings, Inc.	6/6/2022	2,573,239	2,275,860
Farmers Business Network, Inc.	6/6/2022	1,258,125	63,968
Galaxy Universal LLC	6/6/2022	1,314,601	1,321,857
GM Cruise Holdings LLC Class G	6/6/2022	542,495	27,806
Grand Rounds, Inc.	4/29/2019	1,804,027	776,286
Jawbone, Inc.	4/29/2019	0	0
Jumpcloud, Inc. Series E-1	6/6/2022	2,531,915	1,081,595
Jumpcloud, Inc. Series F	6/6/2022	166,530	71,139
Lessen Holdings, Inc.	6/6/2022	514,311	210,792
Loadsmart, Inc. Series C	6/6/2022	1,759,432	668,930
Loadsmart, Inc. Series D	6/6/2022	155,855	88,926
Lookout, Inc.	4/29/2019	153,118	23,227
Lookout, Inc. Series F	4/29/2019	2,322,271	539,839
MCM Trust Series 2006-4 A2B	6/6/2022	448,135	374,459
Mercia A-1	6/6/2022	569,883	570,841
Mercia A-2	6/6/2022	1,737,637	1,740,556
Mercia B-1	6/6/2022	100,093	100,261
MNTN Digital, Inc. Series D	6/6/2022	377,132	356,921
Mythic AI, Inc.	6/6/2022	391,278	0
Neon Pagamentos SA	6/6/2022	1,403,856	1,254,885
Noodle Partners, Inc. Series C	6/6/2022	424,114	147,850
OpenDoor	6/6/2022	349,509	347,436
Project Skye Series D	6/6/2022	966,416	734,961
PsiQuantum Corp. Series D	6/6/2022	379,300	563,261
Quintis Australia Pty. Ltd.	4/29/2019	967,514	0
Relativity Space, Inc. Series E	6/6/2022	555,650	25,708
Salt Pay Co. Ltd. Series C	6/6/2022	465,535	111,550
SambaNova Systems, Inc. Series C	6/6/2022	1,364,826	938,328
SambaNova Systems, Inc. Series D	6/6/2022	434,237	342,559
Snorkel AI, Inc. Series B	6/6/2022	41,487	44,922
Snorkel AI, Inc. Series C	6/6/2022	148,614	160,919
Sonder Secured Notes	6/6/2022	1,449,165	1,413,206
TVC DSCR 21-1	6/6/2022	578,502	407,746
Ukraine Government International Bonds	8/30/2024	17,413	21,729
Ukraine Government International Bonds	8/30/2024	2,315	2,878
Ukraine Government International Bonds	8/30/2024	6,433	8,096
Ukraine Government International Bonds	8/30/2024	7,045	9,777
Ukraine Government International Bonds	8/30/2024	5,782	8,102
Ukraine Government International Bonds	8/30/2024	36,090	40,041
Ursa Major Technologies, Inc.	6/6/2022	470,678	290,440
Verge Genomics, Inc. Series B	6/6/2022	513,271	700,209
Vita Global FinCo Ltd.	6/6/2022	632,121	487,340
Vita Global FinCo Ltd.	6/6/2022	442,108	354,506
Volta Series C	6/6/2022	174,273	0
Zero Mass Water, Inc. Series C-1	6/6/2022	1,583,070	207,395
Total		$49,022,801	$36,616,312
LVIP BlackRock Global Allocation Fund-37

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)

★Includes $14,453,000 cash collateral held at broker for futures contracts, $22,233,993 cash collateral held at brokers for centrally cleared swap contracts, $143,041 expense reimbursement receivable from Lincoln Financial Investments Corporation, $1,361,819 variation margin due from broker on futures contracts, $145,674 variation margin due from brokers on centrally cleared swap contracts, $12,567,149 payable for securities purchased, $2,173,221 payable for fund shares redeemed, $3,811,657 foreign currencies due to counterparty, $3,774,132 cash collateral due to brokers for certain open bilateral derivatives, $511,777 other accrued expenses payable, $160,734 payable for unfunded loan commitments, $1,343,998 due to manager and affiliates, $18,006 foreign capital gain taxes payable, $71,400 payable for audit fee and
$96,229 payable for fund accounting fee as of December 31, 2024.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at December 31, 2024:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BCLY	AUD	4,900,000	USD	(3,122,630)	3/19/25	$—	$(89,408)
BCLY	BRL	6,013,415	USD	(1,011,000)	1/3/25	—	(38,197)
BCLY	BRL	(2,701,171)	USD	437,000	1/3/25	26	—
BCLY	BRL	(6,013,415)	USD	971,112	1/3/25	—	(1,691)
BCLY	BRL	2,701,171	USD	(436,215)	1/3/25	760	—
BCLY	BRL	(2,609,632)	USD	425,000	2/4/25	5,328	—
BCLY	BRL	(18,595,537)	USD	3,046,746	3/19/25	77,412	—
BCLY	BRL	(3,464,097)	USD	553,932	4/2/25	1,846	—
BCLY	CAD	(1,632,374)	USD	1,164,000	1/23/25	27,402	—
BCLY	CHF	(17,161,476)	USD	19,576,719	3/19/25	497,961	—
BCLY	COP	(7,659,697,000)	USD	1,737,000	1/23/25	4,069	—
BCLY	CZK	(72,903,070)	USD	3,051,638	1/21/25	53,976	—
BCLY	EUR	2,465,000	USD	(2,582,556)	1/23/25	—	(26,784)
BCLY	EUR	(1,102,000)	USD	1,162,074	1/23/25	19,494	—
BCLY	EUR	9,475,938	USD	(9,944,054)	3/19/25	—	(93,921)
BCLY	EUR	(8,320,557)	USD	8,813,852	3/19/25	164,724	—
BCLY	GBP	(1,062,000)	USD	1,328,268	1/23/25	—	(982)
BCLY	GBP	1,087,192	USD	(1,375,032)	1/23/25	—	(14,251)
BCLY	GBP	10,586,348	USD	(13,494,476)	3/19/25	—	(249,359)
BCLY	HKD	(146,635,780)	USD	18,879,153	3/19/25	—	(20,602)
BCLY	HUF	(229,114,600)	USD	572,000	1/23/25	—	(4,137)
BCLY	IDR	9,230,000,000	USD	(568,000)	1/23/25	1,182	—
BCLY	JPY	86,284,565	USD	(579,000)	1/23/25	—	(29,078)
BCLY	MXN	(43,261,930)	USD	2,106,228	1/21/25	39,511	—
BCLY	MXN	11,799,247	USD	(573,336)	1/23/25	—	(9,868)
BCLY	MXN	(12,182,424)	USD	582,000	1/23/25	234	—
BCLY	MYR	(8,264,743)	USD	1,872,223	1/21/25	27,236	—
BCLY	MYR	22,150,486	USD	(4,963,138)	1/23/25	—	(19,073)
BCLY	NOK	14,653,588	USD	(1,323,500)	1/23/25	—	(36,290)
BCLY	NOK	107,396,510	USD	(9,632,665)	3/19/25	—	(200,056)
BCLY	PEN	50,937	USD	(13,627)	1/21/25	—	(81)
BCLY	PLN	(7,744,932)	USD	1,897,347	1/21/25	23,522	—
BCLY	PLN	(114,140)	USD	27,578	1/23/25	—	(35)
BCLY	SEK	6,285,933	USD	(572,000)	1/23/25	—	(3,139)
BCLY	THB	110,971,869	USD	(3,213,493)	1/23/25	45,356	—
BCLY	THB	(9,852,700)	USD	286,000	1/23/25	—	(3,339)
BCLY	TRY	(20,339,113)	USD	567,102	1/8/25	—	(3,575)
BCLY	TRY	(10,518,733)	USD	289,000	1/23/25	—	(1,405)
BCLY	ZAR	99,778,415	USD	(5,478,800)	1/23/25	—	(203,236)
BCLY	ZAR	82,935,464	USD	(4,682,974)	3/19/25	—	(319,798)
BNP	BRL	3,551,375	USD	(589,000)	1/3/25	—	(14,487)
BNP	BRL	(3,551,375)	USD	573,515	1/3/25	—	(999)
BNP	BRL	45,206,860	USD	(7,707,300)	1/23/25	—	(422,224)
BNP	CAD	(1,219,053)	USD	868,000	1/23/25	19,191	—
BNP	CAD	35,485,947	USD	(25,175,948)	3/19/25	—	(416,397)
BNP	COP	(5,598,243,883)	USD	1,281,678	1/21/25	14,766	—
BNP	COP	(6,529,015,012)	USD	1,460,692	2/24/25	—	(10,529)
BNP	EUR	960,963	USD	(1,014,413)	1/23/25	—	(18,063)
BNP	EUR	(1,387,000)	USD	1,444,343	1/23/25	6,268	—
BNP	HUF	770,101,997	USD	(1,959,461)	3/19/25	—	(28,506)
LVIP BlackRock Global Allocation Fund-38

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Foreign Currency Exchange Contracts1 (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNP	INR	(28,225,098)	USD	330,494	3/19/25	$3,354	$—
BNP	JPY	88,063,639	USD	(589,000)	1/23/25	—	(27,739)
BNP	JPY	(212,230,847)	USD	1,354,000	1/23/25	1,377	—
BNP	KRW	418,111,000	USD	(293,000)	1/23/25	—	(9,740)
BNP	NZD	1,752,447	USD	(1,016,263)	3/19/25	—	(34,875)
BNP	PEN	3,230,107	USD	(839,588)	1/23/25	19,313	—
BNP	THB	(79,190,479)	USD	2,279,847	1/21/25	—	(45,452)
BNP	TWD	221,480,187	USD	(6,848,491)	3/19/25	—	(96,602)
BNP	ZAR	(11,147,943)	USD	593,000	1/2/25	2,372	—
BNP	ZAR	11,169,934	USD	(593,000)	1/23/25	—	(2,414)
BNP	ZAR	61,435,161	USD	(3,439,387)	3/19/25	—	(207,327)
BOA	BRL	(1,762,659)	USD	291,000	1/3/25	5,851	—
BOA	BRL	1,762,659	USD	(284,653)	1/3/25	496	—
BOA	CHF	40,285,706	USD	(46,042,712)	3/19/25	—	(1,256,282)
BOA	CNH	(16,872,193)	USD	2,333,000	1/23/25	33,122	—
BOA	DKK	1,118,838	USD	(155,434)	1/2/25	—	(7)
BOA	EGP	7,252,406	USD	(143,187)	1/8/25	—	(1,028)
BOA	EUR	492,265	USD	(518,798)	1/23/25	—	(8,406)
BOA	EUR	5,497,334	USD	(5,806,477)	3/19/25	—	(92,058)
BOA	GBP	432,808	USD	(547,768)	1/23/25	—	(6,045)
BOA	GBP	(410,774)	USD	518,798	1/23/25	4,653	—
BOA	JPY	133,433,080	USD	(880,000)	1/23/25	—	(29,584)
BOA	JPY	(734,223,250)	USD	4,721,532	3/19/25	11,922	—
BOA	NOK	845,787	USD	(74,331)	1/2/25	—	(31)
BOA	SGD	5,198,914	USD	(3,884,695)	3/19/25	—	(65,618)
BOA	ZAR	(10,666,568)	USD	583,000	1/23/25	19,029	—
BOA	ZAR	10,479,252	USD	(589,000)	1/23/25	—	(34,933)
CITI	BRL	3,476,160	USD	(568,000)	2/4/25	—	(8,975)
CITI	CLP	861,651,000	USD	(873,000)	1/23/25	—	(6,801)
CITI	COP	5,068,062,000	USD	(1,143,000)	1/23/25	3,599	—
CITI	COP	(8,787,215,250)	USD	2,018,000	1/23/25	29,979	—
CITI	COP	5,444,100,000	USD	(1,368,552)	2/21/25	—	(141,342)
CITI	DKK	52,490,575	USD	(7,428,517)	3/19/25	—	(105,187)
CITI	EGP	(7,252,406)	USD	142,065	1/8/25	—	(94)
CITI	HUF	224,100,300	USD	(573,000)	1/23/25	—	(9,472)
CITI	INR	58,773,740	USD	(694,695)	1/23/25	—	(9,946)
CITI	KRW	(1,657,027,600)	USD	1,168,000	1/23/25	45,406	—
CITI	KRW	12,634,307,501	USD	(8,867,995)	3/19/25	—	(290,714)
CITI	MXN	11,549,712	USD	(568,000)	1/23/25	—	(16,449)
CITI	MXN	(23,104,408)	USD	1,137,000	1/23/25	33,659	—
CITI	MXN	3,010,536	USD	(144,000)	3/19/25	—	(1,507)
CITI	PEN	1,819,470	USD	(486,320)	1/21/25	—	(2,472)
CITI	PLN	(15,258,776)	USD	3,738,086	1/21/25	46,348	—
CITI	THB	(19,568,080)	USD	581,000	1/23/25	6,355	—
CITI	TRY	53,792,426	USD	(1,478,220)	1/23/25	6,902	—
DB	AUD	43,005,921	USD	(27,424,549)	3/19/25	—	(802,817)
DB	EUR	(171,698)	USD	188,093	1/16/25	10,122	—
DB	EUR	278,000	USD	(292,210)	1/23/25	—	(3,972)
DB	EUR	(34,058,436)	USD	35,736,044	3/19/25	332,672	—
DB	GBP	(18,835,214)	USD	24,011,677	3/19/25	445,986	—
DB	JPY	(27,213,534)	USD	177,000	1/23/25	3,558	—
DB	JPY	1,980,662,812	USD	(12,979,867)	3/19/25	—	(275,081)
DB	NOK	(87,192,057)	USD	7,816,164	3/19/25	158,107	—
DB	THB	19,952,660	USD	(577,000)	1/23/25	8,939	—
GSI	BRL	(51,414,162)	USD	8,808,320	1/21/25	519,773	—
GSI	BRL	41,856,110	USD	(7,017,598)	3/19/25	—	(334,019)
GSI	CLP	1,731,449,257	USD	(1,779,289)	1/23/25	—	(38,701)
GSI	EUR	(492,265)	USD	516,291	1/23/25	5,899	—
GSI	EUR	(13,010,859)	USD	13,970,362	3/19/25	445,716	—
GSI	GBP	409,154	USD	(516,291)	1/23/25	—	(4,175)
GSI	JPY	133,906,735	USD	(876,000)	1/23/25	—	(22,565)
LVIP BlackRock Global Allocation Fund-39

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Foreign Currency Exchange Contracts1 (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
GSI	JPY	13,322,982,548	USD	(88,331,704)	3/19/25	$—	$(2,872,611)
GSI	MXN	(61,437,931)	USD	2,990,873	1/21/25	55,847	—
GSI	MXN	23,512,052	USD	(1,153,000)	1/23/25	—	(30,192)
GSI	MXN	139,854,853	USD	(6,952,764)	3/19/25	—	(333,210)
GSI	PLN	13,207,782	USD	(3,234,552)	3/19/25	—	(46,276)
GSI	ZAR	(91,460,783)	USD	5,034,086	1/21/25	197,341	—
GSI	ZAR	(5,246,135)	USD	286,000	1/23/25	8,622	—
HSBC	AUD	886,000	USD	(577,878)	1/23/25	—	(29,477)
HSBC	COP	7,455,172,000	USD	(1,797,293)	2/24/25	—	(117,376)
HSBC	EUR	(1,336,000)	USD	1,409,350	1/23/25	24,152	—
HSBC	EUR	33,408,533	USD	(35,220,820)	3/19/25	—	(493,015)
HSBC	IDR	26,343,619,500	USD	(1,650,000)	1/23/25	—	(25,481)
HSBC	IDR	343,036,911	USD	(21,396)	3/19/25	—	(342)
HSBC	MXN	(7,910,836)	USD	384,972	1/21/25	7,054	—
HSBC	PHP	45,523,500	USD	(775,000)	1/23/25	6,358	—
HSBC	SEK	69,439,192	USD	(6,360,290)	3/19/25	—	(56,937)
HSBC	SGD	(3,849,636)	USD	2,867,000	1/23/25	45,274	—
HSBC	UYU	(8,046,299)	USD	186,007	1/21/25	3,178	—
HSBC	ZAR	5,236,969	USD	(289,000)	1/23/25	—	(12,107)
JPMC	EGP	14,873,775	USD	(287,000)	2/25/25	—	(966)
JPMC	MXN	60,495,988	USD	(2,958,262)	3/19/25	—	(94,890)
JPMC	SEK	(12,133,612)	USD	1,102,126	1/23/25	4,065	—
MSC	BRL	(5,170,960)	USD	872,000	1/3/25	35,483	—
MSC	BRL	5,170,960	USD	(835,063)	1/3/25	1,454	—
MSC	COP	(25,905,164,352)	USD	5,713,660	1/21/25	—	(148,818)
MSC	COP	13,327,605,929	USD	(2,993,689)	1/23/25	21,551	—
MSC	COP	(5,444,100,000)	USD	1,221,806	2/21/25	—	(5,404)
MSC	CZK	(14,069,019)	USD	589,000	1/23/25	10,487	—
MSC	GBP	(458,000)	USD	577,075	1/23/25	3,821	—
MSC	IDR	(40,905,850,015)	USD	2,573,180	1/21/25	49,605	—
MSC	MXN	106,556,539	USD	(5,195,859)	1/23/25	—	(107,300)
MSC	PEN	(1,870,407)	USD	492,958	1/21/25	—	(4,436)
MSC	SGD	3,673,789	USD	(2,739,900)	1/23/25	—	(47,067)
MSC	THB	19,550,560	USD	(568,000)	1/23/25	6,130	—
MSC	ZAR	(50,290,203)	USD	2,768,575	1/21/25	109,065	—
UBS	CNH	40,359,525	USD	(5,538,370)	1/23/25	—	(36,893)
UBS	CNH	157,007,636	USD	(21,629,673)	3/19/25	—	(190,829)
UBS	CZK	64,551,430	USD	(2,691,833)	1/23/25	—	(37,502)
UBS	EUR	172,099	USD	(188,532)	1/16/25	—	(10,146)
UBS	EUR	(614,000)	USD	650,762	1/23/25	14,152	—
UBS	EUR	8,659,392	USD	(9,040,475)	3/19/25	—	(39,131)
UBS	HUF	(215,268,107)	USD	559,280	1/21/25	17,902	—
UBS	HUF	964,294,623	USD	(2,466,656)	1/23/25	—	(41,817)
UBS	KRW	1,673,225,492	USD	(1,199,500)	1/23/25	—	(65,932)
UBS	PLN	2,677,399	USD	(650,762)	1/23/25	—	(3,037)
UBS	PLN	8,257,755	USD	(1,997,337)	1/23/25	407	—
UBS	TRY	(10,535,060)	USD	285,256	1/21/25	—	(6,223)
Total Foreign Currency Exchange Contracts						$3,856,721	$(11,129,355)
LVIP BlackRock Global Allocation Fund-40

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
501	Australia 10 yr Bonds	$35,001,965	$35,486,479	3/17/25	$—	$(484,514)
739	EURO-BOBL	90,220,999	91,404,439	3/6/25	—	(1,183,440)
32	Euro-BTP	3,977,000	4,057,574	3/6/25	—	(80,574)
461	Euro-Bund	63,721,166	64,947,632	3/6/25	—	(1,226,466)
(8)	Euro-Buxl	(1,099,492)	(1,170,917)	3/6/25	71,425	—
84	Euro-O.A.T.	10,737,204	10,955,374	3/6/25	—	(218,170)
85	Euro-Schatz	9,419,732	9,460,304	3/6/25	—	(40,572)
(9)	Japan 10 yr Bonds (OSE)	(8,116,559)	(8,138,215)	3/13/25	21,656	—
68	Long Gilt	7,866,788	8,093,379	3/27/25	—	(226,591)
(826)	U.S. Treasury 10 yr Notes	(89,827,500)	(90,745,373)	3/20/25	917,873	—
(1,737)	U.S. Treasury 10 yr Ultra Notes	(193,349,813)	(195,985,948)	3/20/25	2,636,135	—
(421)	U.S. Treasury 2 yr Notes	(86,561,547)	(86,479,627)	3/31/25	—	(81,920)
1,068	U.S. Treasury 5 yr Notes	113,533,407	114,103,645	3/31/25	—	(570,238)
116	U.S. Treasury Long Bonds	13,205,875	13,519,918	3/20/25	—	(314,043)
144	U.S. Treasury Ultra Bonds	17,122,500	17,529,261	3/20/25	—	(406,761)
					3,647,089	(4,833,289)
Equity Contracts:
4	E-mini MSCI Emerging Markets Index	214,760	222,906	3/21/25	—	(8,146)
(141)	E-mini NASDAQ 100 Index	(59,858,730)	(62,294,619)	3/21/25	2,435,889	—
92	E-mini Russell 2000 Index	10,349,080	10,918,384	3/21/25	—	(569,304)
34	E-mini S&P 500 Index	10,090,775	10,194,392	3/21/25	—	(103,617)
29	Euro STOXX 50 Index	1,466,235	1,495,878	3/21/25	—	(29,643)
226	Euro STOXX Bank Index	1,704,848	1,728,684	3/21/25	—	(23,836)
(17)	FTSE 100 Index	(1,740,998)	(1,753,466)	3/21/25	12,468	—
191	IFSC Nifty 50 Index	9,079,949	9,139,041	1/30/25	—	(59,092)
153	Nikkei 225 Index (OSE)	38,798,182	38,103,312	3/13/25	694,870	—
4	S&P / TSX 60 Index	826,519	847,302	3/20/25	—	(20,783)
					3,143,227	(814,421)
Total Futures Contracts					$6,790,316	$(5,647,710)
Swap Contracts1
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:
Protection Purchased
AVIS Budget Group 4.75 - 04/01/2028- Quarterly	431,000	(5.00%)	12/20/26	$(21,804)	$(24,475)	$2,671	$—
Protection Sold
CDX.NA.HY- Quarterly[4]	25,000	(5.00%)	12/20/29	(1,966)	(1,664)	—	(302)
CDX.NA.HY.39- Quarterly[4]	1,954,835	(5.00%)	12/20/27	150,439	(17,536)	167,975	—
CDX.NA.HY.41- Quarterly[4]	3,773,088	(5.00%)	12/20/28	305,417	112,966	192,451	—
CDX.NA.IG- Quarterly[5]	3,932,325	(1.00%)	12/20/29	(89,730)	(88,419)	—	(1,311)
CDX.NA.IG.39- Quarterly[5]	1,578,595	(1.00%)	12/20/27	31,144	1,457	29,687	—
ITRAXX Europe- Quarterly[6]	EUR 1,549,154	(5.00%)	12/20/29	(128,605)	(131,357)	2,752	—
					(124,553)	392,865	(1,613)
					(149,028)	395,536	(1,613)

LVIP BlackRock Global Allocation Fund-41

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Swap Contracts1
Credit Default Swap (CDS) Contracts (continued)
Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Protection Purchased
DB Boeing Co. 2.60 - 10/30/2025 - Quarterly	900,000	(1.00%)	12/20/28	$(3,212)	$(3,498)	$286	$—
JPMC Boeing Co. 2.60 - 10/30/2025 - Quarterly	900,000	(1.00%)	6/20/29	138	9,656	—	(9,516)
BNP BorgWarner, Inc. 3.38 - 03/15/2025 - Quarterly	45,000	(1.00%)	12/20/27	(780)	371	—	(1,151)
GSI Community Health Sys- tems, Inc. 6.88 - 04/01/2028 - Quarterly	30,000	(5.00%)	6/20/26	977	1,585	—	(608)
GSI Community Health Sys- tems, Inc. 6.88 - 04/01/2028 - Quarterly	65,000	(5.00%)	6/20/26	2,116	4,452	—	(2,336)
JPMC Credit Suisse Group 5.00 - 07/29/2019 - Quarterly	EUR 840,000	(1.00%)	6/20/28	(16,764)	20,097	—	(36,861)
JPMC DXC Technology Co. 1.80 - 09/15/2026 - Quarterly	170,000	(5.00%)	6/20/29	(26,968)	(19,265)	—	(7,703)
JPMC DXC Technology Co. 1.80 - 09/15/2026 - Quarterly	85,000	(5.00%)	6/20/29	(13,484)	(8,514)	—	(4,970)
GSI Forvia SE 3.13 - 06/15/2026 - Quarterly	EUR 113,000	(5.00%)	12/20/29	6,853	8,109	—	(1,256)
CITI Panama Government International Bonds 8.88 - 09/30/2027 - Quarterly	505,000	(1.00%)	12/20/29	24,041	15,662	8,379	—
JPMC Paramount Global 4.75 - 05/15/2025 - Quarterly	220,000	(1.00%)	6/20/28	(2,117)	6,769	—	(8,886)
BCLY Paramount Global 4.75 - 05/15/2025 - Quarterly	48,951	(1.00%)	6/20/28	(471)	1,438	—	(1,909)
BCLY Paramount Global 4.75 - 05/15/2025 - Quarterly	45,524	(1.00%)	6/20/28	(438)	1,337	—	(1,775)
BCLY Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	50,000	(1.00%)	12/20/27	1,531	7,718	—	(6,187)
GSI Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	55,000	(1.00%)	12/20/27	1,684	8,495	—	(6,811)
CITI Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	30,000	(1.00%)	12/20/27	919	4,875	—	(3,956)
CITI Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	40,000	(1.00%)	12/20/27	1,225	6,689	—	(5,464)
BOA Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	80,000	(1.00%)	12/20/27	2,450	12,691	—	(10,241)
CITI Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	135,000	(1.00%)	6/20/25	152	5,514	—	(5,362)
JPMC Simon Property Group LP 2.65 - 07/15/2030 - Quarterly	460,000	(1.00%)	6/20/28	(9,141)	7,338	—	(16,479)
CITI Southwest Airlines Co. 5.13 - 06/15/2027 - Quarterly	655,000	(1.00%)	12/20/29	(6,442)	(873)	—	(5,569)
GSI Telecom Italia SpA 3.00 - 09/30/2025 - Quarterly	EUR 205,000	(1.00%)	12/20/29	7,891	10,023	—	(2,132)
JPMC Vistra Operations Co. LLC 5.50 - 09/01/2026 - Quarterly	45,000	(5.00%)	12/20/29	7,806	7,589	217	—
JPMC Xerox Corp. 3.80 - 05/15/2024 - Quarterly	90,000	(1.00%)	12/20/27	6,118	6,259	—	(141)
LVIP BlackRock Global Allocation Fund-42

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Swap Contracts1
Credit Default Swap (CDS) Contracts (continued)
Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter: (continued)
Protection Purchased (continued)
CITI Xerox Corp. 3.80 - 05/15/2024 - Quarterly	50,000	(1.00%)	12/20/27	$3,398	$3,464	$—	$(66)
MSC Xerox Corp. 3.80 - 05/15/2024 - Quarterly	30,000	(1.00%)	12/20/28	4,003	2,889	1,114	—
JPMC Xerox Corp. 3.80 - 05/15/2024 - Quarterly	15,000	(1.00%)	12/20/28	2,001	1,444	557	—
					122,314	10,553	(139,379)
Protection Sold
GSI Virgin Media Finance PLC 3.75 - 07/15/2020 - Quarterly	EUR 474,000	(5.00%)	6/20/29	26,848	17,078	9,770	—
BOA Virgin Media Finance PLC 3.75 - 07/15/2020 - Quarterly	EUR 248,220	(5.00%)	6/20/29	14,060	9,139	4,921	—
JPMC Virgin Media Finance PLC 3.75 - 07/15/2020 - Quarterly	EUR 225,780	(5.00%)	6/20/29	12,788	9,181	3,607	—
JPMC Vistra Operations Co. LLC 5.50 - 09/01/2026 - Quarterly	239,000	(5.00%)	12/20/25	10,580	4,091	6,489	—
					39,489	24,787	—
					161,803	35,340	(139,379)
Total CDS Contracts					$12,775	$430,876	$(140,992)
Swap Contract1
Inflation Swap Contract
	Notional Amount[3]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:
Pay amounts based on Inflation EU-CPI-U Index and receive fixed rate coupon at maturity	EUR 1,585,000	(2.69%)	8/15/32	$62,697	$62,697	$—
Swap Contracts1
Interest Rate Swap (IRS) Contracts
Notional Amount[3]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared
GBP 95,425,000	3.18	SONIA12M	Pay	At Maturity	2/10/28	$(777,548)	$317	$—	$(777,865)
EUR 3,655,837	0.02	EURIBOR06M	Receive	Annual/Semiannual	8/26/31	577,093	52	577,041	—
ZAR 32,110,438	9.90	JIBAR03M	Pay	Quarterly	9/20/33	140,839	26	140,813	—
ZAR 16,055,219	9.92	JIBAR03M	Pay	Quarterly	9/20/33	71,619	15	71,604	—
ZAR 16,055,220	9.90	JIBAR03M	Pay	Quarterly	9/20/33	70,473	15	70,458	—
MXN 161,440,694	9.79	MTIIE01M	Pay	Monthly	2/4/25	(6,741)	—	—	(6,741)
1,669,600	4.25	SOFR12M	Receive	Annual	9/29/43	(26,879)	1,069	—	(27,948)
EUR 8,364,000	2.34	ESTR12M	Pay	Annual	1/19/33	26,771	95	26,676	—
LVIP BlackRock Global Allocation Fund-43

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Swap Contracts1
Interest Rate Swap (IRS) Contracts (continued)
Notional Amount[3]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared: (continued)
GBP 7,195,000	4.86	SONIA12M	Pay	Annual	6/20/28	$204,423	$(14)	$204,437	$—
5,872,019	3.65	SOFR12M	Receive	Annual	11/3/53	312,153	181	311,972	—
5,476,382	3.46	SOFR12M	Receive	Annual	12/15/36	261,917	91	261,826	—
27,046,000	3.27	SOFR12M	Receive	Annual	2/5/28	361,403	117	361,286	—
26,837,722	3.45	SOFR12M	Receive	Annual	1/26/28	271,614	116	271,498	—
JPY 3,223,089,028	0.28	TONAR12M	Receive	Annual	3/9/26	39,277	62	39,215	—
ZAR 49,021,551	8.02	JIBAR03M	Receive	Quarterly	3/26/26	(16,489)	1	—	(16,490)
ZAR 72,112,429	8.15	JIBAR03M	Receive	Quarterly	5/7/26	(28,653)	11	—	(28,664)
ZAR 2,306,464	6.92	JIBAR03M	Receive	Quarterly	9/23/26	414	1	413	—
ZAR 28,322,000	7.25	JIBAR03M	Receive	Quarterly	3/19/27	2,316	7	2,309	—
47,945,300	3.65	SOFR12M	Receive	Annual	11/2/54	2,436,518	15,168	2,421,350	—
PLN 11,639,531	5.24	WIBOR06M	Receive	Semiannual	9/19/26	(1,677)	14	—	(1,691)
PLN 6,983,719	5.16	WIBOR06M	Receive	Semiannual	9/19/26	830	9	821	—
MXN 14,957,000	8.97	MTIIE01M	Receive	Monthly	12/14/29	6,352	7	6,345	—
11,231,000	4.20	SOFR12M	Pay	Annual	10/23/27	41,237	36	41,201	—
GBP 6,812,320	4.12	SONIA12M	Pay	Annual	11/17/28	1,362	255	1,107	—
GBP 6,858,000	4.12	SONIA12M	Pay	Annual	11/21/28	2,287	259	2,028	—
26,837,722	4.00	SOFR12M	Pay	Annual	1/26/28	(1,781)	89	—	(1,870)
EUR 17,369,716	3.00	EURIBOR06M	Pay	Annual/Semiannual	3/5/29	794,765	—	794,765	—
JPY 327,470,000	1.45	TONAR12M	Pay	Annual	3/6/54	(176,899)	75	—	(176,974)
JPY 327,470,000	1.45	TONAR12M	Pay	Annual	3/11/54	(176,501)	77	—	(176,578)
149,684,400	4.73	SOFR12M	Pay	Annual	4/26/27	1,750,294	63,372	1,686,922	—
128,216,200	4.93	SOFR12M	Pay	Annual	4/26/26	1,147,107	16,050	1,131,057	—
201,791,100	4.50	SOFR12M	Pay	Annual	4/26/29	2,773,262	197,130	2,576,132	—
142,128,400	4.35	SOFR12M	Pay	Annual	4/26/34	2,405,316	247,346	2,157,970	—
5,854,900	4.07	SOFR12M	Pay	Annual	4/26/54	84,453	24,843	59,610	—
EUR 19,803,303	2.90	EURIBOR06M	Pay	Semiannual	4/30/29	867,820	179	867,641	—
28,228,500	4.00	SOFR12M	Pay	Annual	5/6/29	(259,208)	228	—	(259,436)
28,181,000	4.50	SOFR12M	Pay	Annual	5/8/26	23,385	85	23,300	—
33,768,180	4.15	SOFR12M	Pay	Annual	5/30/27	82,226	129	82,097	—
33,768,180	4.10	SOFR12M	Pay	Annual	5/30/27	50,622	122	50,500	—
EUR 14,337,950	2.87	EURIBOR06M	Pay	Semiannual	6/11/29	618,693	135	618,558	—
12,384,311	4.35	SOFR12M	Pay	Annual	7/22/26	7,730	42	7,688	—
13,979,605	3.66	SOFR12M	Pay	Annual	10/10/29	(266,439)	126	—	(266,564)
9,414,413	3.66	SOFR12M	Pay	Annual	10/10/34	(333,509)	152	—	(333,661)
43,538,712	4.00	SOFR12M	Pay	Annual	10/28/26	(125,519)	179	—	(125,698)
GBP 5,400,000	4.10	SONIA12M	Pay	Annual	11/7/54	(155,140)	25,762	—	(180,902)
MXN 123,917,344	9.26	MTIIE01M	Pay	Monthly	11/18/26	7,048	25	7,022	—
MXN 105,544,151	9.04	MTIIE01M	Pay	Monthly	11/14/29	(29,714)	48	—	(29,762)
PLN 3,788,906	4.94	WIBOR06M	Pay	Semiannual	3/19/30	(1,054)	10	—	(1,064)
PLN 2,273,344	4.88	WIBOR06M	Pay	Semiannual	3/19/30	(1,963)	6	—	(1,969)
CZK 22,254,340	3.59	PRIBOR06M	Pay	Semiannual	3/19/28	(396)	9	—	(405)
CZK 26,124,660	3.62	PRIBOR06M	Pay	Semiannual	3/19/28	483	10	473	—
15,196,881	3.67	SOFR12M	Pay	Annual	12/26/34	(501,538)	250	—	(501,788)
							$594,389	$14,876,135	$(2,916,070)

Counterparty	Notional Amount[3]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter
BCLY	BRL 9,039,000	14.18	BRL-CDI 1 Day	Receive	At Maturity	1/2/26	$12,790	$—	$12,790	$—
BCLY	BRL 105,563,000	10.98	BRL-CDI 1 Day	Pay	At Maturity	1/2/25	793	—	793	—
BCLY	BRL 3,725,574	11.02	BRL-CDI 1 Day	Pay	At Maturity	1/2/25	(119)	—	—	(119)
BCLY	BRL 63,931	11.83	BRL-CDI 1 Day	Pay	At Maturity	7/1/25	(88)	—	—	(88)
BCLY	BRL 3,740,000	14.03	BRL-CDI 1 Day	Pay	At Maturity	1/2/29	(34,438)	—	—	(34,438)
BNP	BRL 19,423,774	10.12	BRL-CDI 1 Day	Pay	At Maturity	1/4/27	(416,966)	—	—	(416,966)
BNP	BRL 108,408	10.12	BRL-CDI 1 Day	Pay	At Maturity	1/4/27	(2,329)	—	—	(2,329)
BNP	BRL 14,282,031	10.03	BRL-CDI 1 Day	Pay	At Maturity	1/4/27	(313,088)	—	—	(313,088)
BNP	BRL 6,999,000	11.57	BRL-CDI 1 Day	Receive	At Maturity	1/4/27	84,887	—	84,887	—
BNP	BRL 11,303,000	11.49	BRL-CDI 1 Day	Receive	At Maturity	1/4/27	141,448	—	141,448	—
BNP	BRL 7,682,824	9.79	BRL-CDI 1 Day	Pay	At Maturity	1/4/27	(154,441)	—	—	(154,441)
BNP	BRL 18,384,000	10.98	BRL-CDI 1 Day	Pay	At Maturity	7/1/25	(40,548)	—	—	(40,548)
LVIP BlackRock Global Allocation Fund-44

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Swap Contracts1
Interest Rate Swap (IRS) Contracts (continued)
Counterparty	Notional Amount[3]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter: (continued)
BNP	BRL 14,077,731	12.16	BRL-CDI 1 Day	Pay	At Maturity	7/1/25	$(16,288)	$—	$—	$(16,288)
BOA	BRL 20,244,680	10.12	BRL-CDI 1 Day	Pay	At Maturity	1/4/27	(434,863)	—	—	(434,863)
BOA	BRL 16,337,393	9.97	BRL-CDI 1 Day	Pay	At Maturity	1/4/27	(356,234)	—	—	(356,234)
CITI	BRL 25,721,643	13.22	BRL-CDI 1 Day	Pay	At Maturity	1/2/25	116,624	—	116,624	—
CITI	BRL 4,520,000	15.41	BRL-CDI 1 Day	Receive	At Maturity	1/4/27	5,104	—	5,104	—
GSI	CLP 259,464,667	4.93	CLICP1D	Pay	Semiannual	11/22/29	(3,852)	—	—	(3,852)
GSI	CLP 518,420,877	4.90	CLICP1D	Pay	Semiannual	11/22/29	(8,400)	—	—	(8,400)
GSI	CLP 510,819,456	4.91	CLICP1D	Pay	Semiannual	11/22/29	(7,735)	—	—	(7,735)
JPMC	BRL 48,919,908	13.15	BRL-CDI 1 Day	Pay	At Maturity	1/2/25	210,035	—	210,035	—
JPMC	BRL 48,895,263	13.18	BRL-CDI 1 Day	Pay	At Maturity	1/2/25	214,972	—	214,972	—
JPMC	BRL 10,128,697	9.39	BRL-CDI 1 Day	Pay	At Maturity	1/2/25	(149,422)	—	—	(149,422)
JPMC	BRL 11,049,648	9.42	BRL-CDI 1 Day	Pay	At Maturity	1/2/25	(160,747)	—	—	(160,747)
JPMC	COP 10,646,946,593	9.81	COP-IBR 1 Day	Receive	At Maturity	5/10/25	6,560	—	6,560	—
MSC	COP 6,723,732,974	9.73	COP-IBR 1 Day	Receive	At Maturity	5/10/25	5,346	—	5,346	—
								—	798,559	(2,099,558)
Total IRS Contracts								$594,389	$15,674,694	$(5,015,628)
LVIP BlackRock Global Allocation Fund-45

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Swap Contracts1
Total Return Swap (TRS) Contracts
Counterparty/ Swap Obligation	Notional Amount[3]	Floating Interest Paid (Received)	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
CITI- Receive variable amounts based on SOFR12M and pay quarterly payments based on Citi Equity U.S. 1W Volatility Carry Index	4,500	(0.01%)	12/19/25	$(23,625)	$—	$(23,625)
CITI- Receive amounts based on Citi Equity U.S. 1W Volatility Carry Index and pay variable quarterly payments based on SOFR12M	670	4.37%	12/19/25	(2,238)	—	(2,238)
JPMC- Receive variable amounts based on SOFR12M and pay quarterly payments based on iShares iBoxx $ Investment Grade Corporate Bond ETF	(99,573)	(3.67%)	3/20/25	23,820	23,820	—
GSI- Receive variable amounts based on SOFR12M and pay quarterly payments based on iShares iBoxx $ Investment Grade Corporate Bond ETF	(37,294)	(3.67%)	3/20/25	8,922	8,922	—
BNP- Receive amounts based on iShares Broad USD High Yield Corporate Bond ETF and pay variable quarterly payments based on SOFR12M	193,400	4.67%	3/20/25	3,240	3,240	—
BOA- Receive amounts based on iShares iBoxx $ High Yield Cor- porate Bond ETF and pay vari- able quarterly payments based on SOFR12M	18,963	3.62%	3/20/25	(36)	—	(36)
=GSI- Receive amounts based on Citi Equity U.S. 1W Volatility Carry Index and pay variable quarterly payments based on SOFR12M	876	0.01%	12/19/25	—	—	—
=CITI- Receive variable amounts based on SOFR12M and pay quarterly payments based on Citi Equity U.S. 1W Volatility Carry Index	1,067	(1.00%)	12/19/25	—	—	—
Total TRS Contracts					$35,982	$(25,899)
Swap Contracts1
Contracts For Difference (CFD) Swap Contracts
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[7]	Termination Date[8]	Notional Amount[3]	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Long Equities
Saudi Arabia
JPMC - Dr. Soliman Abdel Kader Fakeeh Hospital Co. - Monthly	7,690	5.08%	1/13/2025	137,978	$(854)	$—	$(854)
JPMC - Rasan Information Technology Co. - Monthly	7,098	5.08%	1/13/2025	137,181	26,035	26,035	—
JPMC - United International Holding Co. - Monthly	256	5.08%	1/13/2025	11,245	1,019	1,019	—
United Arab Emirates
JPMC - Talabat Holding PLC - Monthly	1,366,864	5.08%	1/13/2025	595,454	(74,467)	—	(74,467)
LVIP BlackRock Global Allocation Fund-46

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Swap Contracts1
Contracts For Difference (CFD) Swap Contracts (continued)
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[7]	Termination Date[8]	Notional Amount[3]	Value	Unrealized Appreciation	Unrealized Depreciation

United States
JPMC - AMC Networks, Inc. - Monthly	20,226	4.53%	1/13/2025	192,589	$7,648	$7,648	$—
JPMC - Eagle Bancorp, Inc. - Monthly	3,766	4.53%	1/13/2025	109,101	(11,072)	—	(11,072)
JPMC - Flagstar Financial, Inc. - Monthly	68,567	4.53%	1/13/2025	764,522	(124,792)	—	(124,792)
JPMC - Informatica, Inc. - Monthly	10,423	4.53%	1/13/2025	266,516	3,752	3,752	—
JPMC - Paramount Global - Monthly	2,359	4.53%	1/13/2025	26,350	(1,675)	—	(1,675)
Total Long Equities						$38,454	$(212,860)
Short Equities
Australia
JPMC - CAR Group Ltd. - Monthly	(1,811)	4.08%	1/13/2025	(46,544)	6,157	6,157	—
JPMC - Dexus - Monthly	(88,845)	4.08%	1/13/2025	(389,456)	23,218	23,218	—
JPMC - IDP Education Ltd. - Monthly	(12,369)	4.08%	1/13/2025	(99,904)	3,211	3,211	—
JPMC - Lynas Rare Earths Ltd. - Monthly	(101,680)	4.08%	1/13/2025	(450,267)	45,595	45,595	—
JPMC - Mineral Resources Ltd. - Monthly	(33,242)	4.08%	1/13/2025	(730,767)	26,068	26,068	—
JPMC - Pro Medicus Ltd. - Monthly	(3,848)	4.08%	1/13/2025	(659,888)	64,172	64,172	—
JPMC - SEEK Ltd. - Monthly	(27,549)	4.08%	1/13/2025	(453,650)	68,799	68,799	—
JPMC - Treasury Wine Estates Ltd. - Monthly	(79,394)	4.08%	1/13/2025	(582,920)	26,153	26,153	—
JPMC - WiseTech Global Ltd. - Monthly	(12,535)	4.08%	1/13/2025	(1,051,856)	112,607	112,607	—
Belgium
CITI - D'ieteren Group - Monthly	(1,243)	4.07%	1/20/2025	(206,915)	3	3	—
CITI - UCB SA - Monthly	(5,154)	4.07%	1/20/2025	(1,026,386)	274	274	—
Brazil
JPMC - BRF SA - Monthly	(23,234)	3.87%	1/13/2025	(109,921)	14,546	14,546	—
CITI - BRF SA - Monthly	(14,915)	3.89%	1/20/2025	(62,973)	1,748	1,748	—
JPMC - Cosan SA - Monthly	(182,645)	3.93%	1/13/2025	(282,793)	41,546	41,546	—
JPMC - Localiza Rent a Car SA - Monthly	(90,799)	3.90%	1/13/2025	(500,845)	27,586	27,586	—
JPMC - Marfrig Global Foods SA - Monthly	(19,864)	0.08%	1/13/2025	(67,694)	12,937	12,937	—
CITI - Marfrig Global Foods SA - Monthly	(46,751)	3.92%	1/20/2025	(126,336)	(2,539)	—	(2,539)
JPMC - Natura & Co. Holding SA - Monthly	(98,979)	3.86%	1/13/2025	(231,224)	26,788	26,788	—
CITI - Natura & Co. Holding SA - Monthly	(35,579)	3.91%	1/20/2025	(75,716)	2,230	2,230	—
JPMC - Suzano SA - Monthly	(35,995)	3.73%	1/13/2025	(385,944)	25,985	25,985	—
CITI - Suzano SA - Monthly	(8,259)	3.93%	1/20/2025	(82,039)	(553)	—	(553)
Canada
CITI - Canadian Pacific Kansas City Ltd. - Monthly	(8,322)	4.08%	1/20/2025	(607,079)	4,516	4,516	—
JPMC - Power Corp. of Canada - Monthly	(2,608)	4.08%	1/13/2025	(86,847)	5,493	5,493	—
Denmark
CITI - Coloplast AS - Monthly	(4,986)	4.07%	1/20/2025	(551,017)	6,513	6,513	—
CITI - Zealand Pharma AS - Monthly	(3,942)	4.07%	1/20/2025	(395,950)	4,170	4,170	—
Finland
JPMC - Metso OYJ - Monthly	(9,141)	4.07%	1/13/2025	(88,805)	3,776	3,776	—
CITI - Metso OYJ - Monthly	(1,618)	4.07%	1/20/2025	(15,007)	(44)	—	(44)
CITI - Neste OYJ - Monthly	(41,490)	4.07%	1/20/2025	(480,917)	(40,184)	—	(40,184)
France
CITI - Alstom SA - Monthly	(37,823)	4.07%	1/20/2025	(858,353)	13,655	13,655	—
CITI - Pernod Ricard SA - Monthly	(1,324)	4.07%	1/20/2025	(147,895)	(1,595)	—	(1,595)
CITI - Renault SA - Monthly	(13,058)	4.07%	1/20/2025	(628,458)	(7,946)	—	(7,946)
JPMC - Sartorius Stedim Biotech - Monthly	(2,655)	4.07%	1/13/2025	(518,425)	(535)	—	(535)
CITI - Teleperformance SE - Monthly	(4,010)	4.07%	1/20/2025	(334,593)	(10,667)	—	(10,667)
Hong Kong
CITI - Alibaba Group Holding Ltd. - Monthly	(16,000)	4.18%	1/20/2025	(166,802)	(2,950)	—	(2,950)
CITI - Anhui Conch Cement Co. Ltd. - Monthly	(80,000)	4.03%	1/20/2025	(201,604)	(3,169)	—	(3,169)
CITI - Baidu, Inc. - Monthly	(23,500)	4.18%	1/20/2025	(255,883)	5,653	5,653	—
JPMC - China International Capital Corp. Ltd. - Monthly	(6,000)	4.03%	1/13/2025	(11,722)	1,818	1,818	—
CITI - China International Capital Corp. Ltd. - Monthly	(431,600)	4.03%	1/20/2025	(728,223)	15,804	15,804	—
CITI - China Overseas Land & Investment Ltd. - Monthly	(121,000)	4.03%	1/20/2025	(193,109)	(76)	—	(76)
CITI - China Railway Group Ltd. - Monthly	(557,000)	4.03%	1/20/2025	(283,887)	(111)	—	(111)
JPMC - China Resources Power Holdings Co. Ltd. - Monthly	(1,866)	4.03%	1/13/2025	(4,557)	21	21	—
CITI - China Resources Power Holdings Co. Ltd. - Monthly	(277,450)	4.03%	1/20/2025	(694,187)	19,732	19,732	—
CITI - CRRC Corp. Ltd. - Monthly	(354,000)	4.03%	1/20/2025	(214,595)	(13,758)	—	(13,758)
CITI - CSPC Pharmaceutical Group Ltd. - Monthly	(136,000)	4.18%	1/20/2025	(84,113)	411	411	—
CITI - Longfor Group Holdings Ltd. - Monthly	(506,500)	4.03%	1/20/2025	(662,655)	10,508	10,508	—
CITI - New Oriental Education & Technology Group, Inc. - Monthly	(24,400)	4.03%	1/20/2025	(150,582)	(3,201)	—	(3,201)
JPMC - PICC Property & Casualty Co. Ltd. - Monthly	(354,000)	4.03%	1/13/2025	(570,579)	11,774	11,774	—
CITI - Postal Savings Bank of China Co. Ltd. - Monthly	(930,000)	4.03%	1/20/2025	(554,191)	5,769	5,769	—
LVIP BlackRock Global Allocation Fund-47

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Swap Contracts1
Contracts For Difference (CFD) Swap Contracts (continued)
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[7]	Termination Date[8]	Notional Amount[3]	Value	Unrealized Appreciation	Unrealized Depreciation

Short Equities (continued)
Hong Kong (continued)
JPMC - Shandong Gold Mining Co. Ltd. - Monthly	(116,000)	4.03%	1/13/2025	(201,976)	$14,385	$14,385	$—
Italy
CITI - DiaSorin SpA - Monthly	(3,398)	4.07%	1/20/2025	(353,616)	3,183	3,183	—
CITI - Nexi SpA - Monthly	(84,401)	4.21%	1/20/2025	(462,360)	(6,247)	—	(6,247)
JPMC - Telecom Italia SpA - Monthly	(1,732,420)	4.07%	1/13/2025	(449,362)	6,832	6,832	—
CITI - Telecom Italia SpA - Monthly	(496,614)	4.07%	1/20/2025	(124,880)	(1,976)	—	(1,976)
Japan
CITI - Dentsu Group, Inc. - Monthly	(11,500)	4.23%	1/20/2025	(286,013)	7,402	7,402	—
CITI - DMG Mori Co. Ltd. - Monthly	(17,124)	4.08%	1/20/2025	(270,341)	(6,416)	—	(6,416)
CITI - Hoshizaki Corp. - Monthly	(4,700)	4.23%	1/20/2025	(188,716)	1,606	1,606	—
CITI - Kadokawa Corp. - Monthly	(8,200)	4.18%	1/20/2025	(162,283)	(1,566)	—	(1,566)
JPMC - Kansai Electric Power Co., Inc. - Monthly	(23,600)	4.18%	1/13/2025	(256,962)	(6,043)	—	(6,043)
CITI - Kawasaki Heavy Industries Ltd. - Monthly	(16,300)	4.23%	1/20/2025	(706,042)	(48,122)	—	(48,122)
CITI - Kobayashi Pharmaceutical Co. Ltd. - Monthly	(7,200)	4.23%	1/20/2025	(275,270)	(9,811)	—	(9,811)
CITI - Kobe Bussan Co. Ltd. - Monthly	(14,000)	4.23%	1/20/2025	(305,896)	(183)	—	(183)
CITI - Koito Manufacturing Co. Ltd. - Monthly	(2,600)	4.08%	1/20/2025	(33,441)	261	261	—
CITI - Lasertec Corp. - Monthly	(2,700)	4.23%	1/20/2025	(260,769)	199	199	—
CITI - MatsukiyoCocokara & Co. - Monthly	(30,700)	4.08%	1/20/2025	(431,774)	(17,961)	—	(17,961)
JPMC - Mercari, Inc. - Monthly	(10,903)	4.08%	1/13/2025	(138,752)	14,508	14,508	—
CITI - Mercari, Inc. - Monthly	(115,837)	4.08%	1/20/2025	(1,349,928)	29,926	29,926	—
CITI - Mitsubishi Heavy Industries Ltd. - Monthly	(25,100)	4.18%	1/20/2025	(356,456)	1,838	1,838	—
CITI - MonotaRO Co. Ltd. - Monthly	(10,500)	4.08%	1/20/2025	(182,869)	4,561	4,561	—
CITI - Nippon Express Holdings, Inc. - Monthly	(22,962)	4.23%	1/20/2025	(354,889)	5,669	5,669	—
JPMC - Nissan Motor Co. Ltd. - Monthly	(56,200)	4.04%	1/13/2025	(137,754)	(33,691)	—	(33,691)
CITI - Nissan Motor Co. Ltd. - Monthly	(159,400)	4.23%	1/20/2025	(457,520)	(28,749)	—	(28,749)
CITI - NTT Data Group Corp. - Monthly	(19,600)	4.18%	1/20/2025	(377,423)	(15)	—	(15)
CITI - Oji Holdings Corp. - Monthly	(30,800)	4.18%	1/20/2025	(116,357)	(1,894)	—	(1,894)
CITI - Rakuten Bank Ltd. - Monthly	(9,700)	4.18%	1/20/2025	(276,678)	4,194	4,194	—
JPMC - Rakuten Group, Inc. - Monthly	(62)	4.08%	1/13/2025	(381)	43	43	—
JPMC - Rohm Co. Ltd. - Monthly	(10,400)	3.96%	1/13/2025	(98,213)	27	27	—
CITI - Rohm Co. Ltd. - Monthly	(34,500)	4.23%	1/20/2025	(313,466)	(12,249)	—	(12,249)
CITI - Sanrio Co. Ltd. - Monthly	(10,000)	4.23%	1/20/2025	(325,679)	(26,413)	—	(26,413)
CITI - Seven & i Holdings Co. Ltd. - Monthly	(69,900)	4.18%	1/20/2025	(1,078,728)	(26,113)	—	(26,113)
JPMC - Sharp Corp. - Monthly	(63,300)	3.67%	1/13/2025	(391,566)	(4,660)	—	(4,660)
CITI - Sharp Corp. - Monthly	(7,000)	2.43%	1/20/2025	(43,590)	(226)	—	(226)
CITI - Shimano, Inc. - Monthly	(2,200)	4.18%	1/20/2025	(297,276)	(1,799)	—	(1,799)
JPMC - Shinko Electric Industries Co. Ltd. - Monthly	(16,300)	4.09%	1/13/2025	(596,039)	5,035	5,035	—
JPMC - Square Enix Holdings Co. Ltd. - Monthly	(10,327)	4.08%	1/13/2025	(415,262)	11,817	11,817	—
CITI - Square Enix Holdings Co. Ltd. - Monthly	(1,627)	4.08%	1/20/2025	(65,036)	1,474	1,474	—
JPMC - SUMCO Corp. - Monthly	(1,100)	4.08%	1/13/2025	(8,946)	676	676	—
CITI - SUMCO Corp. - Monthly	(113,400)	4.23%	1/20/2025	(824,569)	(28,030)	—	(28,030)
CITI - Sumitomo Chemical Co. Ltd. - Monthly	(150,903)	4.08%	1/20/2025	(327,736)	(6,975)	—	(6,975)
CITI - Taisei Corp. - Monthly	(95)	4.08%	1/20/2025	(4,027)	18	18	—
CITI - Tokyo Electric Power Co. Holdings, Inc. - Monthly	(166,200)	4.18%	1/20/2025	(480,957)	(20,775)	—	(20,775)
CITI - Tokyo Gas Co. Ltd. - Monthly	(10,200)	4.18%	1/20/2025	(282,032)	(1,256)	—	(1,256)
Mexico
JPMC - Alfa SAB de CV - Monthly	(172,862)	3.81%	1/13/2025	(135,696)	11,092	11,092	—
CITI - Alfa SAB de CV - Monthly	(70,895)	3.49%	1/20/2025	(53,346)	2,243	2,243	—
Netherlands
JPMC - InPost SA - Monthly	(12,991)	4.07%	1/13/2025	(225,665)	3,495	3,495	—
Poland
CITI - ORLEN SA - Monthly	(43,482)	3.83%	1/20/2025	(492,280)	(4,633)	—	(4,633)
Republic of Korea
CITI - LG Energy Solution Ltd. - Monthly	(1,018)	3.98%	1/20/2025	(251,696)	11,052	11,052	—
JPMC - POSCO Future M Co. Ltd. - Monthly	(1,782)	3.11%	1/13/2025	(192,337)	20,329	20,329	—
CITI - POSCO Future M Co. Ltd. - Monthly	(1,315)	3.33%	1/20/2025	(136,119)	9,188	9,188	—
JPMC - POSCO Holdings, Inc. - Monthly	(738)	3.98%	1/13/2025	(130,190)	3,109	3,109	—
Singapore
JPMC - SATS Ltd. - Monthly	(95,800)	4.03%	1/13/2025	(267,302)	11,957	11,957	—
JPMC - Seatrium Ltd. - Monthly	(64,100)	3.08%	1/13/2025	(95,220)	(1,940)	—	(1,940)
CITI - Seatrium Ltd. - Monthly	(44,100)	2.83%	1/20/2025	(62,749)	(4,096)	—	(4,096)
South Africa
JPMC - Impala Platinum Holdings Ltd. - Monthly	(109,528)	3.93%	1/13/2025	(639,853)	130,556	130,556	—
LVIP BlackRock Global Allocation Fund-48

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Swap Contracts1
Contracts For Difference (CFD) Swap Contracts (continued)
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[7]	Termination Date[8]	Notional Amount[3]	Value	Unrealized Appreciation	Unrealized Depreciation

Short Equities (continued)
Spain
CITI - Grifols SA - Monthly	(68,022)	4.07%	1/20/2025	(650,413)	$5,839	$5,839	$—
Sweden
JPMC - Beijer Ref AB - Monthly	(15,277)	4.07%	1/13/2025	(243,517)	18,308	18,308	—
CITI - Beijer Ref AB - Monthly	(2,639)	4.07%	1/20/2025	(39,549)	646	646	—
Switzerland
CITI - Avolta AG - Monthly	(5,082)	4.07%	1/20/2025	(204,406)	914	914	—
JPMC - Bachem Holding AG - Monthly	(2,583)	4.07%	1/13/2025	(195,019)	30,228	30,228	—
CITI - Clariant AG - Monthly	(21,766)	4.07%	1/20/2025	(240,367)	(1,624)	—	(1,624)
CITI - Georg Fischer AG - Monthly	(1,528)	4.07%	1/20/2025	(116,041)	458	458	—
CITI - Sandoz Group AG - Monthly	(19,674)	4.07%	1/20/2025	(810,034)	4,257	4,257	—
CITI - Swatch Group AG - Monthly	(5,401)	4.07%	1/20/2025	(972,072)	(9,874)	—	(9,874)
JPMC - Tecan Group AG - Monthly	(1,170)	4.07%	1/13/2025	(280,699)	19,510	19,510	—
Taiwan
CITI - Chailease Holding Co. Ltd. - Monthly	(43,965)	3.98%	1/20/2025	(150,558)	(978)	—	(978)
CITI - Formosa Plastics Corp. - Monthly	(230,000)	3.33%	1/20/2025	(261,959)	12,908	12,908	—
CITI - Fubon Financial Holding Co. Ltd. - Monthly	(114,142)	4.23%	1/20/2025	(318,985)	4,598	4,598	—
CITI - Innolux Corp. - Monthly	(819,000)	3.98%	1/20/2025	(375,625)	17,143	17,143	—
CITI - Shin Kong Financial Holding Co. Ltd. - Monthly	(198,000)	3.98%	1/20/2025	(71,740)	475	475	—
United Kingdom
JPMC - DS Smith PLC - Monthly	(82,577)	4.08%	1/13/2025	(567,240)	6,930	6,930	—
CITI - Entain PLC - Monthly	(61,828)	4.08%	1/20/2025	(534,034)	2,125	2,125	—
CITI - JD Sports Fashion PLC - Monthly	(383,737)	4.08%	1/20/2025	(452,269)	(8,435)	—	(8,435)
CITI - Rentokil Initial PLC - Monthly	(176,113)	4.08%	1/20/2025	(870,590)	(13,077)	—	(13,077)
United States
CITI - Air Products & Chemicals, Inc. - Monthly	(4,096)	4.18%	1/20/2025	(1,202,381)	14,377	14,377	—
JPMC - Albemarle Corp. - Monthly	(429)	4.18%	1/13/2025	(47,044)	10,116	10,116	—
CITI - Albemarle Corp. - Monthly	(23,653)	4.18%	1/20/2025	(2,109,848)	73,797	73,797	—
CITI - Align Technology, Inc. - Monthly	(1,907)	4.18%	1/20/2025	(395,836)	(1,793)	—	(1,793)
CITI - APA Corp. - Monthly	(69,243)	4.18%	1/20/2025	(1,495,649)	(103,172)	—	(103,172)
JPMC - Atlantic Union Bankshares Corp. - Monthly	(1,685)	4.18%	1/13/2025	(71,056)	7,229	7,229	—
CITI - Axon Enterprise, Inc. - Monthly	(1,869)	4.18%	1/20/2025	(1,166,518)	55,734	55,734	—
CITI - Blackstone, Inc. - Monthly	(1,556)	4.18%	1/20/2025	(267,928)	(358)	—	(358)
JPMC - Brandywine Realty Trust - Monthly	(574)	4.18%	1/13/2025	(3,301)	86	86	—
JPMC - Celanese Corp. - Monthly	(943)	4.18%	1/13/2025	(68,292)	3,027	3,027	—
CITI - Celanese Corp. - Monthly	(7,162)	4.18%	1/20/2025	(495,610)	(72)	—	(72)
CITI - Charles River Laboratories International, Inc. - Monthly	(3,640)	4.18%	1/20/2025	(674,820)	2,876	2,876	—
CITI - Charter Communications, Inc. - Monthly	(4,880)	4.18%	1/20/2025	(1,705,389)	32,672	32,672	—
CITI - Coca-Cola Europacific Partners PLC - Monthly	(20,837)	4.18%	1/20/2025	(1,579,028)	(21,462)	—	(21,462)
JPMC - Community Financial System, Inc. - Monthly	(1,576)	4.18%	1/13/2025	(106,679)	9,472	9,472	—
CITI - Corteva, Inc. - Monthly	(28,830)	4.18%	1/20/2025	(1,641,004)	(1,153)	—	(1,153)
JPMC - CVB Financial Corp. - Monthly	(4,077)	4.18%	1/13/2025	(94,505)	7,216	7,216	—
CITI - Deere & Co. - Monthly	(1,193)	4.18%	1/20/2025	(515,829)	10,355	10,355	—
CITI - Diamondback Energy, Inc. - Monthly	(8,491)	4.18%	1/20/2025	(1,325,445)	(65,635)	—	(65,635)
JPMC - Enphase Energy, Inc. - Monthly	(175)	4.18%	1/13/2025	(13,368)	1,349	1,349	—
CITI - Enphase Energy, Inc. - Monthly	(8,261)	4.18%	1/20/2025	(603,053)	35,688	35,688	—
CITI - FedEx Corp. - Monthly	(3,358)	4.18%	1/20/2025	(903,336)	(41,371)	—	(41,371)
CITI - First Solar, Inc. - Monthly	(5,387)	4.18%	1/20/2025	(1,003,921)	54,516	54,516	—
CITI - Fiserv, Inc. - Monthly	(5,867)	4.18%	1/20/2025	(1,212,768)	7,568	7,568	—
CITI - GE HealthCare Technologies, Inc. - Monthly	(18,040)	4.18%	1/20/2025	(1,430,211)	19,844	19,844	—
CITI - Humana, Inc. - Monthly	(2,198)	4.18%	1/20/2025	(562,117)	4,462	4,462	—
JPMC - iShares iBoxx $ Investment Grade Corporate Bond ETF - Monthly	(24,355)	3.75%	1/13/2025	(2,689,279)	87,191	87,191	—
CITI - Kenvue, Inc. - Monthly	(64,228)	4.18%	1/20/2025	(1,386,683)	15,415	15,415	—
JPMC - Lamb Weston Holdings, Inc. - Monthly	(1,104)	4.18%	1/13/2025	(86,123)	12,343	12,343	—
CITI - Lamb Weston Holdings, Inc. - Monthly	(29,675)	4.18%	1/20/2025	(1,896,233)	(86,948)	—	(86,948)
CITI - Las Vegas Sands Corp. - Monthly	(17,314)	4.18%	1/20/2025	(894,441)	5,194	5,194	—
CITI - LKQ Corp. - Monthly	(15,411)	4.18%	1/20/2025	(568,204)	1,849	1,849	—
CITI - Martin Marietta Materials, Inc. - Monthly	(413)	4.18%	1/20/2025	(219,625)	6,311	6,311	—
CITI - Molina Healthcare, Inc. - Monthly	(676)	4.18%	1/20/2025	(199,082)	2,332	2,332	—
CITI - Norfolk Southern Corp. - Monthly	(2,769)	4.18%	1/20/2025	(652,847)	2,963	2,963	—
CITI - NU Holdings Ltd. - Monthly	(87,572)	4.18%	1/20/2025	(896,737)	(10,509)	—	(10,509)
CITI - O'Reilly Automotive, Inc. - Monthly	(289)	4.18%	1/20/2025	(348,898)	6,202	6,202	—
CITI - Palantir Technologies, Inc. - Monthly	(2,199)	4.18%	1/20/2025	(177,437)	11,127	11,127	—
LVIP BlackRock Global Allocation Fund-49

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Swap Contracts1
Contracts For Difference (CFD) Swap Contracts (continued)
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[7]	Termination Date[8]	Notional Amount[3]	Value	Unrealized Appreciation	Unrealized Depreciation

Short Equities (continued)
United States (continued)
CITI - Parker-Hannifin Corp. - Monthly	(2,985)	4.18%	1/20/2025	(1,927,265)	$28,716	$28,716	$—
JPMC - Provident Financial Services, Inc. - Monthly	(5,739)	4.18%	1/13/2025	(117,592)	9,297	9,297	—
JPMC - ServisFirst Bancshares, Inc. - Monthly	(1,384)	4.18%	1/13/2025	(130,733)	13,452	13,452	—
CITI - Smurfit WestRock PLC - Monthly	(45,947)	4.18%	1/20/2025	(2,477,922)	3,216	3,216	—
JPMC - SPDR S&P Oil & Gas Exploration & Production ETF - Monthly	(7,209)	3.53%	1/13/2025	(988,426)	34,171	34,171	—
CITI - Standardaero, Inc. - Monthly	(32,553)	4.18%	1/20/2025	(826,846)	20,834	20,834	—
CITI - Starbucks Corp. - Monthly	(9,459)	4.18%	1/20/2025	(827,095)	(36,039)	—	(36,039)
CITI - Take-Two Interactive Software, Inc. - Monthly	(2,324)	4.18%	1/20/2025	(425,803)	(1,999)	—	(1,999)
CITI - Tapestry, Inc. - Monthly	(15,026)	4.18%	1/20/2025	(972,633)	(9,016)	—	(9,016)
CITI - Target Corp. - Monthly	(3,883)	4.18%	1/20/2025	(512,245)	(12,659)	—	(12,659)
CITI - Walgreens Boots Alliance, Inc. - Monthly	(154,280)	4.18%	1/20/2025	(1,434,804)	(4,628)	—	(4,628)
Total Short Equities						$1,691,247	$(819,969)
Total CFD Swap Contracts						$1,729,701	$(1,032,829)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the consolidated financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 9 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through December 31, 2024. Only current day variation margin is reported on the Consolidated Statement of Net Assets.

[3] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[4] Markit’s North American High Yield CDX Index, or the CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.

[5] Markit’s North America Investment Grade Index, or CDX.NA.IG Index, is composed of 125 of the most liquid North American entities with investment grade credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.

[6] The Markit iBoxx EUR Liquid High Yield Index, or the ITRAXX Europe tracks the market for high yield corporate bonds and cur-
rently contains approximately 250 corporate bonds with sub-investment grade ratings. Multi-contributor pricing and support for the index from leading financial institutions ensure that the index is a tradable reflection of the corporate high yield bond market.
Constituents for the index can be found at www.markit.com/Documentation.

[7] Financing Rates are based on multiple financing rate benchmarks. The Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 15-150 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The specified benchmarks used in determining the variable rate of interest are the
1-Day USD Overnight Bank Funding Rate.

[8] Date reflected is the next payment date. Contracts have an open-ended maturity date.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 4 in "Notes to Consolidated Financial Statements."

Summary of Abbreviations:
ADR–American Depositary Receipt
AUD–Australian Dollar
BCLY–Barclays Bank
BNP–BNP Paribas
BOA–Bank of America
BOBL–Bundesobligationen
BRL–Brazilian Real
BRL-CDI 1 Day–Brazilian Overnight Interbank Deposit Rate
BTP–Buoni del Tesoro Poliennali
CAD–Canadian Dollar
CDI–Chess Depository Interest
LVIP BlackRock Global Allocation Fund-50

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Summary of Abbreviations: (continued)
CDX.NA.HY–Credit Default Swap Index North America High Yield
CDX.NA.IG–Credit Default Swap Index North American Investment Grade
CHF–Swiss Franc
CITI–Citigroup Global Markets
CLICP1D–Chilean Camara Promedio Overnight Interest Rate
CLO–Collateralized Loan Obligation
CLP–Chilean Peso
CNH–Chinese Yuan Renminbi
COP–Colombia Peso
COP-IBR 1 Day–Colombia Overnight Interbank Rate
CVR–Contingent Value Rights
CZK–Czech Koruna
DB–Deutsche Bank
DKK–Danish Krone
DOP–Dominican Republic Peso
EGP–Egyptian Pound
ESTR12M–Euro short-term rate 12 Month
ETF–Exchange-Traded Fund
EU-CPI-U–Eurpoean Union Consumer Price Index for All Urban Consumers
EUR–Euro
EURIBOR01M–Euro InterBank Offered Rate EUR 1 Month
EURIBOR03M–Euro InterBank Offered Rate EUR 3 Month
EURIBOR06M–Euro InterBank Offered Rate EUR 6 Month
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
GDR–Global Depository Receipt
GS–Goldman Sachs
GSI–Goldman Sachs International
HKD–Hong Kong Dollar
HSBC–Hong Kong and Shanghai Banking Corporation
HUF–Hungarian Forint
IDR–Indonesia Rupiah
IFSC–International Financial Service Centre
INR–Indian Rupee
IRS–Interest Rate Swap
ITRAXX Europe–Markit iTraxx Europe Index
JIBAR03M–Johannesburg Interbank Average Rate ZAR 3 Month
JPMC–JPMorgan Chase
JPY–Japanese Yen
KRW–South Korean Won
LNG–Liquefied Natural Gas
MSC–Morgan Stanley & Co.
MSCI–Morgan Stanley Capital International
MTIIE01M–28-day Interbank Equilibrium Interest Rate
MXN–Mexican Peso
MYR–Malaysian Ringgit
NOK–Norwegian Krone
NVDR–Non-Voting Depository Receipt
NZD–New Zealand Dollar
O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)
OSE–Osaka Securities Exchange
PEN–Peruvian Nuevo Sol
PHP–Philippine Peso
PIK–Payment-in-kind
PJSC–Public Joint Stock Company
PLN–Polish Zloty
PRIME–Federal Reserve Prime Lending Rate
RBC–Royal Bank of Canada
REMIC–Real Estate Mortgage Investment Conduits
S&P–Standard & Poor’s
SCB–Standard Chartered Bank
SEK–Swedish Krona
SGD–Singapore Dollar
LVIP BlackRock Global Allocation Fund-51

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Summary of Abbreviations: (continued)
SOFR CME01M–1 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFR CME03M–3 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFRTE03M–3 Month Term Secured Overnight Financing Rate
SOFR CME06M–6 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
PRIBOR06M–Prague Interbank Offered Rate 6 Month
SOFR CME012M–12 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFR12M–Secured Overnight Financing Rate 12 Months
SOFR30A–Secured Overnight Financing Rate 30 Days Average
SONIA–Sterling Overnight Index Average
SONIA12M–Sterling Overnight Index Average Offered Rate GBP 12 Month
SPDR–Standard & Poor’s Depositary Receipt
STACR–Structured Agency Credit Risk
THB–Thailand Baht
TIPS–Treasury Inflation-Protected Securities
TRY–Turkish New Lira
TSFR01M–1 Month Term Secured Overnight Financing Rate
TSFR03M–3 Month Term Secured Overnight Financing Rate
TONAR12M–Tokyo Overnight Average Rate 12 Month
TSX–Toronto Stock Exchange
TWD–Taiwan New Dollar
USD–United States Dollar
UYU–Uruguay Peso
WIBOR06M–Warsaw Interbank Offered Rate 6 Month
yr–Year
ZAR–South African Rand
See accompanying notes, which are an integral part of the consolidated financial statements.
LVIP BlackRock Global Allocation Fund-52

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Interest	$48,922,604
Dividends	24,049,589
Foreign taxes withheld	(1,491,649)
71,480,544
EXPENSES:
Management fees	13,163,517
Distribution fees-Service Class	2,201,633
Custodian fees	734,987
Shareholder servicing fees	607,237
Accounting and administration expenses	368,394
Professional fees	202,002
Pricing fees	112,432
Trustees’ fees and expenses	67,185
Reports and statements to shareholders	61,765
Consulting fees	57,858
Interest expense on securities sold short	2,075
Other	51,302
17,630,387
Less:
Expenses reimbursed	(559,851)
Total operating expenses	17,070,536
NET INVESTMENT INCOME	54,410,008
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments*, 1	105,426,636
Foreign currencies	(633,028)
Foreign currency exchange contracts	(20,716,170)
Futures contracts	(5,549,812)
Options purchased	(3,990,705)
Options written	16,526,199
Swap contracts	(16,216,601)
Net realized gain	74,846,519
Net change in unrealized appreciation (depreciation) of:
Investments**	70,378,424
Foreign currencies	129,218
Foreign currency exchange contracts	(9,448,513)
Futures contracts	3,316,419
Securities sold short	607,985
Options purchased	(7,614,010)
Options written	(744,520)
Swap contracts	2,559,842
Net change in unrealized appreciation (depreciation)	59,184,845
NET REALIZED AND UNREALIZED GAIN	134,031,364
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$188,441,372

*	Includes $11,048 foreign capital gains taxes paid.
**	Includes $14,234 change in foreign capital gain taxes accrued.
[1]	Includes $1,970 reimbursement from the Fund's previous Sub-Adviser. See Note 3 in the Notes to Financial Statements.
See accompanying notes, which are an integral part of the consolidated financial statements.

LVIP BlackRock Global Allocation Fund
Consolidated Statements of Changes in Net Assets
	Year Ended
	12/31/24	12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$54,410,008	$54,650,334
Net realized gain (loss)	74,846,519	(2,866,321)
Net change in unrealized appreciation (depreciation)	59,184,845	208,672,334
Net increase in net assets resulting from operations	188,441,372	260,456,347
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(43,913,120)	(29,943,239)
Service Class	(28,843,865)	(20,334,249)
Return of capital:
Standard Class	—	(2,178,656)
Service Class	—	(1,666,885)
	(72,756,985)	(54,123,029)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	90,261,945	80,224,436
Service Class	30,975,681	35,396,204
Reinvestment of dividends and distributions:
Standard Class	43,913,120	32,121,895
Service Class	28,843,865	22,001,134
	193,994,611	169,743,669
Cost of shares redeemed:
Standard Class	(202,594,652)	(185,838,809)
Service Class	(165,459,691)	(150,802,130)
	(368,054,343)	(336,640,939)
Decrease in net assets derived from capital share transactions	(174,059,732)	(166,897,270)
NET INCREASE (DECREASE) IN NET ASSETS	(58,375,345)	39,436,048
NET ASSETS:
Beginning of year	2,093,843,172	2,054,407,124
End of year	$2,035,467,827	$2,093,843,172
See accompanying notes, which are an integral part of the consolidated financial statements.
LVIP BlackRock Global Allocation Fund-53

LVIP BlackRock Global Allocation Fund
Consolidated Financial Highlights
Selected data for each share of the Fund outstanding throughout the period were as follows:
	LVIP BlackRock Global Allocation Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$11.490	$10.396	$12.691	$12.412	$10.653
Income (loss) from investment operations:
Net investment income[1]	0.330	0.303	0.176	0.143	0.105
Net realized and unrealized gain (loss)	0.774	1.104	(2.136)	0.786	1.929
Total from investment operations	1.104	1.407	(1.960)	0.929	2.034
Less dividends and distributions from:
Net investment income	(0.163)	(0.292)	(0.039)	(0.198)	(0.091)
Net realized gain	(0.296)	—	(0.296)	(0.452)	(0.184)
Return of capital	—	(0.021)	—	—	—
Total dividends and distributions	(0.459)	(0.313)	(0.335)	(0.650)	(0.275)
Net asset value, end of period	$12.135	$11.490	$10.396	$12.691	$12.412
Total return[2]	9.51%	13.62%	(15.38% )	7.55%	19.23%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,194,873	$1,197,258	$1,154,002	$929,686	$931,624
Ratio of expenses to average net assets	0.71%	0.71%	0.71%	0.75% [3]	0.76% [3]
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.74%	0.73%	0.75%	0.81%	0.85%
Ratio of net investment income to average net assets	2.70%	2.77%	1.62%	1.11% [4]	0.98% [4]
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.67%	2.75%	1.58%	1.05%	0.89%
Portfolio turnover	149%	212%	144% [5]	136%	166%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	The ratio of expenses to average net assets for the years ended December 31, 2021 and December 31, 2020 excluding brokerage commissions and interest expense on securities sold short was 0.73%.
[4]
The ratio of net investment income to average net assets for the years ended December 31, 2021 and December 31, 2020 excluding brokerage commissions and interest expense on securities sold short were 1.16% and 1.01% respectively.

[5]	PTO excludes purchases from the in-kind and merger.
See accompanying notes, which are an integral part of the consolidated financial statements.
LVIP BlackRock Global Allocation Fund-54

LVIP BlackRock Global Allocation Fund
Consolidated Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout the period were as follows:
	LVIP BlackRock Global Allocation Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$11.486	$10.392	$12.699	$12.416	$10.654
Income (loss) from investment operations:
Net investment income[1]	0.299	0.275	0.144	0.113	0.080
Net realized and unrealized gain (loss)	0.773	1.102	(2.131)	0.788	1.930
Total from investment operations	1.072	1.377	(1.987)	0.901	2.010
Less dividends and distributions from:
Net investment income	(0.131)	(0.263)	(0.024)	(0.166)	(0.064)
Net realized gain	(0.296)	—	(0.296)	(0.452)	(0.184)
Return of capital	—	(0.020)	—	—	—
Total dividends and distributions	(0.427)	(0.283)	(0.320)	(0.618)	(0.248)
Net asset value, end of period	$12.131	$11.486	$10.392	$12.699	$12.416
Total return[2]	9.23%	13.35%	(15.58% )	7.31%	19.01%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$840,595	$896,585	$900,405	$14	$13
Ratio of expenses to average net assets	0.96%	0.96%	0.96%	1.00% [3]	1.01% [3]
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.99%	0.98%	1.00%	1.06%	1.10%
Ratio of net investment income to average net assets	2.45%	2.52%	1.37%	0.87% [4]	0.72% [4]
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.42%	2.50%	1.33%	0.81%	0.63%
Portfolio turnover	149%	212%	144% [5]	136%	166%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	The ratio of expenses to average net assets for the years ended December 31, 2021 and December 31, 2020 excluding brokerage commissions and interest expense on securities sold short was 0.98%.
[4]
The ratio of net investment income to average net assets for the years ended December 31, 2021 and December 31, 2020 excluding brokerage commissions and interest expense on securities sold short were 0.91% and 0.76% respectively.

[5]	PTO excludes purchases from the in-kind and merger.
See accompanying notes, which are an integral part of the consolidated financial statements.
LVIP BlackRock Global Allocation Fund-55

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These consolidated financial statements and the related notes pertain to the LVIP BlackRock Global Allocation Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek high total investment return.
1. Basis for Consolidation
The Fund may invest up to  25% of its total assets in the shares of LVIP BlackRock Global Allocation Fund Cayman, Ltd., a wholly-owned subsidiary (the "Subsidiary") of the Fund formed in the Cayman Islands. The Subsidiary (unlike the Fund) may invest without limitation in commodity-related instruments. The Subsidiary may also hold cash and invest in other instruments, including fixed-income securities, either as investments or to serve as margin or collateral for the Subsidiary’s derivative positions. The Subsidiary is not registered under the 1940 Act and not subject to all the investor protections of the 1940 Act.
The Fund consolidates its investment in the Subsidiary in these consolidated financial statements. Accordingly, the consolidated financial statements include the assets and liabilities and the results of operations of the Subsidiary. All material intercompany balances and transactions have been eliminated. As of December 31, 2024, the net assets of the Subsidiary were $29,850,547, which represented 1.46% of the Fund's net assets.
2. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts
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LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 2. Significant Accounting Policies (continued)
are valued at the daily quoted settlement prices.   Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Non exchange-traded options are valued at the last reported sale price.   Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Consolidated Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
Unfunded Loan Commitments–Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Consolidated Statement of Operations. Unfunded loan commitments are reflected as a liability on the Consolidated Statements of Net Assets.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to the changes in foreign exchange rates are included in the Consolidated Statement of Operations under “Net realized gain (loss) on foreign currencies”. For foreign equity securities and derivatives denominated in foreign currency, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of December 31, 2024, the value and cost of foreign currency held by the LVIP BlackRock Global Allocation Fund is $8,285,345 and $8,293,008 respectively.
Short Sales–The Fund may make short sales in an attempt to protect against declines in an individual security or the overall market, to manage duration, or for such other purposes consistent with the Fund’s investment objective and strategies. Typically, short sales are transactions in which the Fund sells a security it does not own and, at the time a short sale is effected, the Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time the Fund purchases it for delivery to the lender. The price at such time may be more or less than the price at which the security was sold by the Fund. When a short sale transaction is closed out by delivery of the security, any gain or loss on the transaction generally is taxable as short-term capital gain or loss. Until the security is replaced, the Fund is required to pay the lender
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LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 2. Significant Accounting Policies (continued)
amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale, and potentially additional margin, will be retained by the broker from whom the security is borrowed, to the extent necessary to meet margin requirements, until the short position is closed out.
Use of Estimates–The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the year ended December 31, 2024.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
3. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.64% of the first $1.5 billion of the Fund’s average daily net assets; and 0.60% of the Fund’s average daily net assets in excess of $1.5 billion.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses and interest expense) exceed 0.71% of the Fund’s average daily net assets for the Standard Class and 0.96% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended December 31, 2024, LFI has not recouped any previously reimbursed Fund expenses.
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LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 3. Management Fees and Other Transactions With Affiliates (continued)
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2025	2026	2027	Total
LFI	$664,149	$399,529	$559,851	$1,623,529
BlackRock Investment Management LLC ("Sub-Adviser") and BlackRock International Limited and BlackRock (Singapore) Limited ("Sub-Sub-Advisers") are responsible for the day-to-day management of the Fund's and the Subsidiary’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
During the period ended December 31, 2024, the Macquarie Investment Management Business Trust, the Fund's previous sub-adviser, made a $1,970 reimbursement to the fund for a trading error that occurred during prior reporting periods. The reimbursement is included in the Net realized gain from Investments on the Statement of Operations.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Consolidated Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$173,124
Legal	26,292
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Consolidated Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Consolidated Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $17,251 for the year ended December 31, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2024, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$143,041
Management fees payable to LFI	1,110,322
Distribution fees payable to LFD	182,467
Shareholder servicing fees payable to Lincoln Life	51,209
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
4. Investments
For the year ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$2,280,192,362
Purchases of U.S. government securities	478,581,417
Sales other than U.S. government securities	2,404,018,648
Sales of U.S. government securities	529,383,541
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LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 4. Investments (continued)
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$1,739,864,727
Aggregate unrealized appreciation of investments and derivatives	$421,122,400
Aggregate unrealized depreciation of investments and derivatives	(143,086,582)
Net unrealized appreciation of investments and derivatives	$278,035,818
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$5,402,919	$—	$— *	$5,402,919
Belgium	1,584,912	—	—	1,584,912
Brazil	358,024	3,263,525	—	3,621,549
Canada	26,922,917	—	—	26,922,917
China	22,459,221	349,172	—	22,808,393
Colombia	60,499	—	—	60,499
Czech Republic	57,819	64,362	—	122,181
Denmark	559,491	12,748,722	—	13,308,213
Faeroe Islands	—	839,652	—	839,652
Finland	337,685	158,397	—	496,082
France	46,348,838	16,933	—	46,365,771
Germany	1,505,242	11,670,527	—	13,175,769
Greece	155,682	—	—	155,682
Hong Kong	5,209,420	—	—	5,209,420
Hungary	—	194,179	—	194,179
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LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 4. Investments (continued)
	Level 1	Level 2	Level 3	Total
India	$2,566,303	$—	$—	$2,566,303
Indonesia	766,005	886,111	—	1,652,116
Ireland	21,106,206	—	—	21,106,206
Israel	1,971,112	—	—	1,971,112
Italy	146,734	27,800,181	—	27,946,915
Japan	—	63,769,615	—	63,769,615
Jersey	76,725	—	—	76,725
Jordan	250,077	—	—	250,077
Kazakhstan	221,164	—	—	221,164
Luxembourg	—	822,817	—	822,817
Macau	487,313	—	—	487,313
Malaysia	165,746	—	—	165,746
Mexico	2,407,785	—	—	2,407,785
Netherlands	18,400,210	—	—	18,400,210
Norway	—	1,978,868	—	1,978,868
Peru	910,734	—	—	910,734
Philippines	78,408	265,408	—	343,816
Poland	—	735,891	—	735,891
Portugal	95,806	—	—	95,806
Republic of Korea	755,914	4,334,304	—	5,090,218
Saudi Arabia	809,822	—	—	809,822
Singapore	106,529	—	—	106,529
South Africa	334,277	—	—	334,277
Spain	10,529,405	—	—	10,529,405
Sweden	—	3,022,565	— *	3,022,565
Switzerland	11,529,532	10,049,601	—	21,579,133
Taiwan	23,979,214	—	—	23,979,214
Thailand	263,084	212,277	—	475,361
Turkey	136,754	—	—	136,754
United Arab Emirates	684,676	—	— *	684,676
United Kingdom	64,479,439	—	—	64,479,439
United States	902,955,722	1,121	5,478,821	908,435,664
Uruguay	1,596,713	—	—	1,596,713
Convertible Preferred Stocks	736,889	—	7,693,290	8,430,179
Preferred Stocks
Brazil	—	2,675,288	—	2,675,288
Germany	760,500	—	—	760,500
United Kingdom	—	—	734,961	734,961
United States	1,532,126	—	14,232,960	15,765,086
Warrants	44,037	—	6	44,043
Convertible Bonds	—	3,443,311	— *	3,443,311
Agency Collateralized Mortgage Obligation	—	142,143	—	142,143
Agency Commercial Mortgage-Backed Securities	—	414,337	—	414,337
Corporate Bonds
Argentina	—	57,233	—	57,233
Australia	—	400,090	876,025	1,276,115
Austria	—	317,375	—	317,375
Belgium	—	241,813	—	241,813
Brazil	—	86,176	—	86,176
Canada	—	2,494,229	—	2,494,229
Cayman Islands	—	1,819,133	—	1,819,133
Chile	—	106,543	—	106,543
China	—	9,557	—	9,557
Colombia	—	156,580	—	156,580
Costa Rica	—	213,400	—	213,400
France	—	10,762,547	—	10,762,547
Germany	—	8,164,090	—	8,164,090
Greece	—	408,542	—	408,542
Hong Kong	—	2,403,137	—	2,403,137
Indonesia	—	482,698	—	482,698
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LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 4. Investments (continued)
	Level 1	Level 2	Level 3	Total
Ireland	$—	$1,023,917	$—	$1,023,917
Israel	—	763,305	—	763,305
Italy	—	6,813,876	—	6,813,876
Japan	—	1,761,626	—	1,761,626
Jersey	—	1,199,245	3,824,324	5,023,569
Kuwait	—	195,566	—	195,566
Luxembourg	—	8,701,643	—	8,701,643
Macau	—	387,171	—	387,171
Malta	—	193,253	—	193,253
Mexico	—	3,334,032	—	3,334,032
Netherlands	—	7,688,296	—	7,688,296
Panama	—	144,400	—	144,400
Peru	—	124,393	—	124,393
Portugal	—	316,339	—	316,339
Republic of Korea	—	394,124	—	394,124
Singapore	—	214,719	—	214,719
Spain	—	1,890,665	—	1,890,665
Sweden	—	1,777,422	—	1,777,422
Switzerland	—	519,265	—	519,265
Tanzania (United Republic Of)	—	187,926	—	187,926
United Arab Emirates	—	198,716	—	198,716
United Kingdom	—	26,755,044	—	26,755,044
United States	—	73,087,682	1,453,825	74,541,507
Loan Agreements	—	65,987,295	8,684,058	74,671,353
Municipal Bonds	—	1,424,406	—	1,424,406
Non-Agency Asset-Backed Securities	—	26,612,389	1,602,009	28,214,398
Non-Agency Collateralized Mortgage Obligations	—	5,222,372	2,193,548	7,415,920
Non-Agency Commercial Mortgage-Backed Securities	—	29,398,280	777,339	30,175,619
Sovereign Bonds	—	53,331,982	—	53,331,982
U.S. Treasury Obligations	—	22,667,296	—	22,667,296
Exchange-Traded Funds	37,427,977	—	—	37,427,977
Money Market Fund	44,222,153	—	—	44,222,153
Short-Term Investments	—	163,838,253	—	163,838,253
Options Purchased	3,940,706	512,184	—	4,452,890
Total Investments	$1,267,438,466	$684,649,532	$47,551,166	$1,999,639,164
Derivatives:
Assets:
Foreign Currency Exchange Contracts	$—	$3,856,721	$—	$3,856,721
Futures Contracts	$6,790,316	$—	$—	$6,790,316
Swap Contracts	$—	$17,933,950	$— *	$17,933,950
Liabilities:
Foreign Currency Exchange Contracts	$—	$(11,129,355)	$—	$(11,129,355)
Futures Contracts	$(5,647,710)	$—	$—	$(5,647,710)
Options Written	$(2,367,977)	$(2,342,781)	$—	$(4,710,758)
Swap Contracts	$—	$(6,215,348)	$—	$(6,215,348)

*	Includes securities that have been valued at zero on the "Consolidated Statement of Net Assets" that are considered to be Level 3 investments in this table.
As a result of utilizing International fair value pricing at December 31, 2024, a portion of the Fund’s common stock and preferred stock investments was categorized as Level 2.
For the year ended December 31, 2024, transfers in and out of level 3 were the result of changes in the transparency of market activity (e.g., trades of the Fund’s investments, similar securities of the issuer and/or comparable securities) and observability of certain valuation inputs used by pricing services or the valuation designee, as applicable, in determining fair value. Transfers between levels of the fair value hierarchy are deemed to have occurred at the beginning of the reporting period.
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LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 4. Investments (continued)
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the year ended December 31, 2024.
Asset Type	Fair Value at December 31, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(a)
Common Stock	$5,478,821	Enterprise Value	Expected Recovery - Terms of Restructuring	$0.00-$11.02 (N/A)
		Market Comparable Companies	Enterprise Value to Revenue Multiple (b)	1.0x-21.0x (N/A)
		Market Comparable Companies	Enterprise Value to Gross Profit Multiple (b)	11.4x-13.7x (N/A)
			Discount for Lack of Marketability (c)	10% (N/A)
			Term of Exit / Liquidity Event	0.50-3.00 yrs (2.39 yrs)
			Volatility Percentage	38.17-70.00% (62.18%)
Convertible Preferred Stocks	$7,693,290	Recent Transaction	Cost	#
		Market Comparable Companies	Enterprise Value to Revenue Multiple (b)	4.0x-5.0x (N/A)
			Term of Exit / Liquidity Event	0.50 yrs (N/A)
			Volatility Percentage	38.17% (N/A)
Corporate Bonds	$6,154,174	Recent Transaction	Cost	#
		Enterprise Value	Expected Recovery - Terms of Restructuring	$0.00-$17.25 ($N/A)
		Enterprise Value	Conversion Discount - Terms of Restructuring (c)	25% (N/A)
		Income Approach	Liquidation Rate	100% (N/A)
		Market Yield Analysis	Average Yield to Maturity	15.28% (N/A)
Loan Agreements	$8,684,058	Income Approach	Discount Rate (c)	10.59%-12.24% (10.93%)
			Spread	5.75%-11.74% (N/A)
		Market Yield Analysis	Average Yield to Maturity	7.80%-15.57% (9.54%)
Non-Agency Asset-Backed Securities	$1,602,009	Income Approach	Discount Rate (c)	7.73% (N/A)
Non-Agency Collateralized Mortgage Obligations	$2,193,548	Indicative Market Quote	Broker Quote	$61.94-$95.81 ($86.43)
Non-Agency Commercial Mortgage-Backed Securities	$777,339	Recent Transaction	Cost	#
Preferred Stock	$14,967,921	Indicative Market Quote	Broker Quote	$20.00 (N/A)
		Market Yield Analysis	Average Yield to Maturity	9.16%-30.0% (N/A)
		Market Comparable Companies	Enterprise Value to Revenue Multiple (b)	1.00x-35.62x (N/A)
		Market Comparable Companies	Enterprise Value to Gross Profit Multiple (b)	4.0x-32.13x (22.8x)
		Market Comparable Companies	Enterprise Value to EBITDA Multiple (b)	9.25x - 9.75x (N/A)
			Term of Exit / Liquidity Event	0.25-5.0 yrs (2.4 yrs)
			Volatility Percentage	50.0%-95.0% (61.0%)
Warrants	$6	Recent Transaction	Last Trade	#
Total	$47,551,166
The table above excludes investments that have been deemed worthless and have been valued at zero as there are no unobservable inputs for these securities.
# The quantitative unobservable inputs within this category are based on recent transactions or valuation from a pricing service. There were no quantitative unobservable inputs significant to the valuation technique that were created by the fund’s management.

(a) Unobservable inputs were weighted by the relative fair value of the instruments, where applicable.
(b) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.
(c) Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to significantly increase or decrease the fair value of the Fund's securities.

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Notes to Consolidated Financial Statements (continued)
 4. Investments (continued)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balances as of 12/31/2023	Reclassifications	Purchases	Sales	Transfer In	Transfer Out	Accretion/ (amortization)	Net realized gain (loss)	Net change in unrealized appreciation (depreciation)	Balance as of 12/31/24	Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 12/31/24
Common Stock	$6,378,121	$—	$391,425	$(5,375)	$85,935	$(1,121)	$—	$(21,173)	$(1,348,991)	$5,478,821	$(1,376,513)
Convertible Bond	—	—	—	—	2,995	—	—	—	(2,995)	—	(2,995)
Convertible Preferred Stocks	7,390,796	—	—	—	—	—	—	—	302,494	7,693,290	302,494
Corporate Bonds	8,237,877	—	4,010,517	(3,010,548)	—	(140,399)	244,886	55,379	(3,243,538)	6,154,174	(3,288,687)
Loan Agreements	12,884,973	—	4,433,591	(8,586,228)	—	—	42,536	30,202	(121,016)	8,684,058	(227,118)
Non-Agency Asset-Backed Security	5,973,280	—	—	—	—	(4,461,098)	5,704	—	84,123	1,602,009	84,123
Non-Agency Collateralized Mortgage Obligations	3,236,567	—	37,687	(1,165,139)	—	—	29,101	6,616	48,716	2,193,548	48,716
Non-Agency Commercial Mortgage-Backed Security	—	—	777,339	—	—	—	9	—	(9)	777,339	(9)
Preferred Stocks	16,923,299	—	1,613,722	(1,872,005)	—	—	—	—	(1,697,095)	14,967,921	(2,645,356)
Total Return Swap (TRS) Contracts	—	—	—	—	—	—	—	—	—	—	—
Warrants	—	—	—	—	—	—	—	—	6	6	6
Total	$61,024,913	$—	$11,264,281	$(14,639,295)	$88,930	(4,602,618)$	$322,236	$71,024	$(5,978,305)	$47,551,166	$(7,105,339)
5. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale and straddle loss deferrals, foreign currency gains/losses, mark-to-market adjustments on certain derivatives, mark-to-market adjustments on passive foreign investment companies (PFICs), adjustments related to distributions from underlying real estate investment trusts (REITS) and regulated investment companies (RICS), wholly owned subsidiary adjustments and premium amortization adjustments on certain debt instruments.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Year Ended
	12/31/24	12/31/23
Ordinary income	$72,756,985	$50,277,488
Return of capital	—	3,845,541
Total	$72,756,985	$54,123,029
6. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$55,730,020
Other temporary differences	(83,829,944)
Net unrealized appreciation	278,035,818
Distributable earnings/(accumulated loss)	$249,935,894
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Notes to Consolidated Financial Statements (continued)
 6. Components of Distributable Earnings on a Tax Basis (continued)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, the Fund recorded the following permanent reclassifications primarily related to Controlled Foreign Corporation:
Distributable Earnings/(Accumulated Loss)	Paid-in capital
$(1,350,008)	$1,350,008

At December 31, 2024, the Fund had no capital loss carryforwards for federal income tax purposes.
In 2024, the Fund utilized $5,293,676 of capital loss carryforwards.
7. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/24	12/31/23
Shares sold:
Standard Class	7,416,890	7,314,754
Service Class	2,543,535	3,251,582
Shares reinvested:
Standard Class	3,513,331	2,872,382
Service Class	2,308,063	1,970,651
	15,781,819	15,409,369
Shares redeemed:
Standard Class	(16,667,580)	(16,995,693)
Service Class	(13,618,709)	(13,806,291)
	(30,286,289)	(30,801,984)
Net decrease	(14,504,470)	(15,392,615)
8. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Effective, February 12, 2025, the line of credit was renewed.
The Fund had no amounts outstanding as of December 31, 2024, or at any time during the year.
9. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their
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Notes to Consolidated Financial Statements (continued)
 9. Derivatives (continued)
contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the year ended December 31, 2024, the Fund entered into foreign currency exchange contracts to fix the U.S. dollar value of a security between trade date and settlement date and to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2024, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to facilitate investments in portfolio securities.
Options Contracts–During the year ended December 31, 2024, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund's overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.
During the year ended December 31, 2024, the Fund used options contracts, including swaptions, to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions; to manage the Fund’s exposure to changes in foreign currencies; to adjust the Fund’s overall exposure to certain markets; to generate income; to protect the value of portfolio securities; as a cash management tool; to purchase the underlying security for the Fund at a price lower than the current market value of the security by selling put options; to facilitate investments in portfolio securities; to offset capital losses and to receive premiums for writing options.
Swap Contracts–The Fund enters into CDS contracts, total return swap contracts, inflation swap contracts, interest rate swap contracts and CFDs in the normal course of pursuing its investment objective and strategies. The Fund may enter into CDS contracts in order to hedge against a credit event (including single name, baskets, and systemic), to enhance total return or to gain exposure to certain securities or markets. The Fund may also use total return swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms and to gain exposure to markets the Fund invests in. The Fund may use inflation swaps to hedge the inflation risk in nominal bonds, thereby creating synthetic inflation-indexed bonds. The Fund may use interest rate swaps to manage the Fund’s sensitivity to interest rates or hedge against changes in interest rates.
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Notes to Consolidated Financial Statements (continued)
 9. Derivatives (continued)
Interest Rate Swaps–An interest rate swap contract is an exchange of interest rates between counterparties. An interest rate swap generally involves one party making payments based on a fixed interest rate in return for payments from a counterparty based on a variable or floating interest rate. The Fund may enter into either side of such swap contract. Interest rate swaps may be used to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from (paid to) the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, trading these instruments through a central counterparty.
During the year ended December 31, 2024, the Fund used interest rate swap contracts to manage the Fund's sensitivity to interest rates or to hedge against changes in interest rates.
Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the counterparty the agreed-upon value for the reference security or basket of securities. Credit events generally include, among others, bankruptcy, failure to pay and obligation default.
During the year ended December 31, 2024, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on CDS contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of a CDS contract. Initial margin and variation margin is posted to central counterparties for centrally cleared CDS basket trades, as determined by an applicable central counterparty.
As disclosed in the  Consolidated  Statement of Net Assets, at December 31, 2024, the notional value of the protection sold was USD 11,502,843 and EUR 2,497,154, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement had been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event occurs, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. At December 31, 2024, net unrealized appreciation of the protection sold was $417,652.
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, by trading these instruments through a central counterparty.
During the year ended December 31, 2024, the Fund used CDS contracts to gain exposure to certain securities or markets; to enhance total return and to hedge against credit events.
Total Return Swaps- Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.
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LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 9. Derivatives (continued)
The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the total return swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
During the year ended December 31, 2024, the Fund used total return swap contracts to gain exposure to markets the Fund invests in.
Inflation Swap- Inflation swap agreements involve commitments to pay a regular stream of inflation-indexed cash payments in exchange for receiving a stream of nominal interest payments (or vice versa), where both payment streams are based on notional amounts. The nominal interest payments may be based on either a fixed interest rate or variable interest rate such as the Secured Overnight Financing Rate (SOFR). The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated, for bilateral swap contracts, by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
During the year ended December 31, 2024, the Fund used inflation swaps to hedge the inflation risks in nominal bonds (i.e., non-inflation-protected bonds) thereby creating "synthetic" inflation-indexed bonds.
Contracts for Difference — The Fund may enter into CFDs. CFDs are leveraged derivative instruments that allow a Fund to take a position on the change in the market price of an underlying asset, such as a stock, or the value of an index or currency exchange rate. With a short CFD, a Fund is seeking to profit from falls in the market price of the asset. CFDs are subject to liquidity risk because the liquidity of CFDs is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. It is also possible that the market price of the CFD will move between the time the order is placed by a Fund and when it is executed by the issuer, which can result in the trade being executed at a less favorable price. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require the Fund to deposit additional sums to cover this decline in value, and the margin call may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss for which a Fund is liable. The potential for margin calls and large losses are much greater in CFDs than in other leveraged products. Most CFDs are traded over-the-counter. CFDs are not registered with the U.S. Securities and Exchange Commission or any U.S. regulator, and are not subject to U.S. regulation. In a short position, the Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the CFD would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the CFD. All of these components are reflected in the market value of the CFD.
CFDs are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Consolidated Statement of Operations. Periodic payments made or received are recorded as realized gains or losses.
During the year ended December 31, 2024, the Fund used contracts for difference to obtain short exposure and to gain exposure to certain securities or markets.
Currency Swaps: The Portfolio may enter into currency swap agreements to gain or mitigate exposure to currency risk. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction.
During the year ended December 31, 2024, the Fund used currency swaps to protect against currency fluctuations.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Consolidated Statement of Net Assets.
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LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 9. Derivatives (continued)
Fair values of derivative instruments as of December 31, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Consolidated Statement of Net Assets Location	Fair Value	Consolidated Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$3,856,721	Receivables and other assets net of liabilities	$(11,129,355)
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	3,143,227	Receivables and other assets net of liabilities	(814,421)
Futures contracts (Interest rate contracts)	Receivables and other assets net of liabilities	3,647,089	Receivables and other assets net of liabilities	(4,833,289)
Options purchased (Equity contracts)	Receivables and other assets net of liabilities	4,188,731	Receivables and other assets net of liabilities	—
Options purchased (Currency contracts)	Receivables and other assets net of liabilities	185,709	Receivables and other assets net of liabilities	—
Options purchased (Interest rate contracts)	Receivables and other assets net of liabilities	78,450	Receivables and other assets net of liabilities	—
Options written (Equity contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(2,391,104)
Options written (Currency contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(238,811)
Options written (Interest rate contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(2,080,843)
Swap contracts (Equity contracts)	Receivables and other assets net of liabilities	1,765,683	Receivables and other assets net of liabilities	(1,058,728)
Swap contracts (Credit contracts)	Receivables and other assets net of liabilities	430,876	Receivables and other assets net of liabilities	(140,992)
Swap contracts (Interest rate contracts & Inflation contracts)	Receivables and other assets net of liabilities	15,737,391	Receivables and other assets net of liabilities	(5,015,628)
Total		$33,033,877		$(27,703,171)
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Notes to Consolidated Financial Statements (continued)
 9. Derivatives (continued)
The effect of derivative instruments on the Consolidated Statement of Operations for the year ended December 31, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(20,716,170)	$(9,448,513)
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(1,884,852)	1,925,459
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(3,664,960)	1,390,960
Options purchased (Equity contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	1,623,715	(4,596,023)
Options purchased (Currency contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	(1,848,753)	279,053
Options purchased (Interest rate contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	(3,765,667)	(3,297,040)
Options written (Equity contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	10,635,834	(293,870)
Options written (Currency contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	532,785	(60,831)
Options written (Interest rate contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	5,357,580	(389,819)
Swap contracts (Equity contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(57,766)	3,041,959
Swap contracts (Credit contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(125,890)	186,425
Swap contracts (Interest rate contracts & Inflation contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(16,032,945)	(668,542)
Total		$(29,947,089)	$(11,930,782)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2024.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$423,541,774	$151,029,268
Futures contracts (average notional value)	602,948,980	874,494,390
Options contracts (average value)	9,422,342	5,161,985
CDS contracts (average notional value)*	12,686,294	8,876,517
Interest rate swap contracts (average notional value)**	1,028,900,749	589,771,772
Total return swap contracts (average notional value)	5,273,302	1,635,945
Contracts for difference swap contract (average notional volume)	—	1,053,080

*Long represents buying protection and short represents selling protection.
**Long represents paying floating interest payments and short represent receiving floating interest payments.
LVIP BlackRock Global Allocation Fund-70

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 9. Derivatives (continued)
At December 31, 2024, the Fund posted securities collateral for certain open bilateral derivatives as follows:
Broker	Securities Collateral
Bank of America N.A.	$777,494
BNP Paribas SA	1,223,804
Deutsche Bank	385,572
Goldman Sachs International	495,591
Hong Kong Shanghai Bank	76,534
Morgan Stanley Capital	117,244
Royal Bank of Canada	9,983
Total	$3,086,222
At December 31, 2024, the Fund received cash collateral and securities collateral for certain open bilateral derivatives as follows:
Broker	Cash Collateral
Barclays Bank	$110,000
Citigroup Global Markets	2,870,132
JPMorgan Chase Bank	774,000
UBS AG	20,000
Total	$3,774,132
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Net Assets.
At December 31, 2024, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
Bank of America N.A.	$95,735	$(2,296,061)	$(2,200,326)
Barclays Bank PLC	1,120,655	(1,462,249)	(341,594)
BNP Paribas SA	296,216	(2,280,165)	(1,983,949)
Citigroup Global Markets	966,099	(1,498,876)	(532,777)
Deutsche Bank	980,081	(1,507,776)	(527,695)
Goldman Sachs International	1,341,376	(4,760,096)	(3,418,720)
Hong Kong Shanghai Bank	149,964	(734,735)	(584,771)
JPMorgan Chase Bank	1,609,535	(1,346,731)	262,804
Morgan Stanley Capital	264,028	(378,767)	(114,739)
Royal Bank of Canada	—	(72,835)	(72,835)
Standard Chartered Bank	28,090	—	28,090
UBS AG	116,708	(431,510)	(314,802)
Total	$6,968,487	$(16,769,801)	$(9,801,314)

LVIP BlackRock Global Allocation Fund-71

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 9. Derivatives (continued)
Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
Bank of America N.A.	$(2,200,326)	$—	$—	$777,494	$—	$(1,422,832)
Barclays Bank PLC	(341,594)	—	—	—	—	(341,594)
BNP Paribas SA	(1,983,949)	—	—	1,223,804	—	(760,145)
Citigroup Global Markets	(532,777)	—	—	—	—	(532,777)
Deutsche Bank	(527,695)	—	—	385,572	—	(142,123)
Goldman Sachs International	(3,418,720)	—	—	495,591	—	(2,923,129)
Hong Kong Shanghai Bank	(584,771)	—	—	76,534	—	(508,237)
JPMorgan Chase Bank	262,804	—	(262,804)	—	—	—
Morgan Stanley Capital	(114,739)	—	—	114,739	—	—
Royal Bank of Canada	(72,835)	—	—	9,983	—	(62,852)
Standard Chartered Bank	28,090	—	—	—	—	28,090
UBS AG	(314,802)	—	—	—	—	(314,802)
Total	$(9,801,314)	$—	$(262,804)	$3,083,717	$—	$(6,980,401)

1	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
10. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
LVIP BlackRock Global Allocation Fund-72

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 10. Risk Factors (continued)
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the year ended December 31, 2024. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.   Restricted securities are valued pursuant to the security valuation procedures noted in Note 2. Restricted securities have been identified on the Consolidated Statement of Net Assets.
11. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
12. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP BlackRock Global Allocation Fund-73

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP BlackRock Global Allocation Fund
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of net assets of LVIP BlackRock Global Allocation Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)), as of December 31, 2024, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the consolidated results of its operations for the year then ended, the consolidated changes in its net assets for each of the two years in the period then ended and its consolidated financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP BlackRock Global Allocation Fund–74

LVIP BlackRock Global Allocation Managed Risk Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP BlackRock Global Allocation Managed Risk Fund

LVIP BlackRock Global Allocation Managed Risk Fund
Schedule of Investments
December 31, 2024

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–96.93%
INVESTMENT COMPANY–96.93%
Global Multi-Asset Fund–96.93%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Allocation Fund	51,339,339	$623,002,877
Total Affiliated Investment (Cost $515,004,168)		623,002,877

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–2.93%
INVESTMENT COMPANY–2.93%
Money Market Fund–2.93%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.43%)	18,849,726	$18,849,726
Total Unaffiliated Investment (Cost $18,849,726)		18,849,726

TOTAL INVESTMENTS–99.86% (Cost $533,853,894)	641,852,603
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.14%	903,683
NET ASSETS APPLICABLE TO 56,109,268 SHARES OUTSTANDING–100.00%	$642,756,286

✧✧Standard Class shares.

The following futures contracts were outstanding at December 31, 2024:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
7	Australian Dollar	$433,300	$446,641	3/17/25	$—	$(13,341)
12	British Pound	937,725	953,935	3/17/25	—	(16,210)
18	Euro	2,337,412	2,372,088	3/17/25	—	(34,676)
15	Japanese Yen	1,201,875	1,251,518	3/17/25	—	(49,643)
1	Swedish Krona	181,500	183,901	3/17/25	—	(2,401)
					—	(116,271)
Equity Contracts:
44	E-mini S&P 500 Index	13,058,650	13,482,360	3/21/25	—	(423,710)
4	E-mini S&P MidCap 400 Index	1,258,680	1,326,733	3/21/25	—	(68,053)
51	Euro STOXX 50 Index	2,578,551	2,630,090	3/21/25	—	(51,539)
9	FTSE 100 Index	921,705	929,936	3/21/25	—	(8,231)
8	OMXS 30 Index	179,540	183,793	1/17/25	—	(4,253)
4	SPI 200 Index	504,320	513,638	3/20/25	—	(9,318)
7	TOPIX Index	1,239,663	1,221,518	3/13/25	18,145	—
					18,145	(565,104)
Total Futures Contracts					$18,145	$(681,375)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2024.
Only current day variation margin is reported on the Statement of Assets and Liabilities.

LVIP BlackRock Global Allocation Managed Risk Fund-1

LVIP BlackRock Global Allocation Managed Risk Fund
Schedule of Investments (continued)
Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Allocation Managed Risk Fund-2

LVIP BlackRock Global Allocation Managed Risk Fund
Statement of Assets and Liabilities
December 31, 2024
ASSETS:
Affiliated investments, at value	$623,002,877
Unaffiliated investments, at value	18,849,726
Cash collateral held at broker for futures contracts	1,205,519
Receivable for securities sold	267,399
Receivable for fund shares sold	104,621
Dividends and interest receivable	74,291
Prepaid expenses	2,448
TOTAL ASSETS	643,506,881
LIABILITIES:
Payable for fund shares redeemed	380,290
Due to manager and affiliates	254,121
Variation margin due to broker on futures contracts	64,850
Payable for audit fee	22,140
Payable for fund accounting fee	20,710
Other accrued expenses payable	8,484
TOTAL LIABILITIES	750,595
TOTAL NET ASSETS	$642,756,286
Affiliated investments, at cost	$515,004,168
Unaffiliated investments, at cost	18,849,726
Standard Class:
Net Assets	$79,143
Shares Outstanding	6,860
Net Asset Value Per Share	$11.537
Service Class:
Net Assets	$642,677,143
Shares Outstanding	56,102,408
Net Asset Value Per Share	$11.455
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$606,912,697
Distributable earnings/(accumulated loss)	35,843,589
TOTAL NET ASSETS	$642,756,286
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Allocation Managed Risk Fund-3

LVIP BlackRock Global Allocation Managed Risk Fund
Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Dividends from affiliated investments	$6,852,162
Dividends from unaffiliated investments	2,359,622
9,211,784
EXPENSES:
Distribution fees-Service Class	2,370,125
Management fees	1,015,886
Shareholder servicing fees	196,405
Accounting and administration expenses	102,343
Professional fees	47,115
Trustees’ fees and expenses	21,854
Reports and statements to shareholders	20,739
Consulting fees	8,069
Custodian fees	5,986
Pricing fees	775
Other	91,844
3,881,141
Less:
Management fees waived	(507,943)
Total operating expenses	3,373,198
NET INVESTMENT INCOME	5,838,586
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Sale of affiliated investments	16,349,355
Distributions from affiliated investment companies	14,840,343
Foreign currencies	103
Futures contracts	3,852,868
Net realized gain	35,042,669
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	21,000,494
Foreign currencies	(20,676)
Futures contracts	(1,361,241)
Net change in unrealized appreciation (depreciation)	19,618,577
NET REALIZED AND UNREALIZED GAIN	54,661,246
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$60,499,832
See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Global Allocation Managed Risk Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/24	12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$5,838,586	$14,382,625
Net realized gain (loss)	35,042,669	(1,081,630)
Net change in unrealized appreciation (depreciation)	19,618,577	59,891,963
Net increase in net assets resulting from operations	60,499,832	73,192,958
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(2,747)	(1,843)
Service Class	(20,291,706)	(14,497,798)
Return of capital:
Standard Class	—	(125)
Service Class	—	(1,198,388)
	(20,294,453)	(15,698,154)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	644	1,584
Service Class	11,751,205	10,061,550
Reinvestment of dividends and distributions:
Standard Class	2,747	1,968
Service Class	20,291,706	15,696,186
	32,046,302	25,761,288
Cost of shares redeemed:
Standard Class	(4,377)	(4,139)
Service Class	(118,565,645)	(104,178,505)
	(118,570,022)	(104,182,644)
Decrease in net assets derived from capital share transactions	(86,523,720)	(78,421,356)
NET DECREASE IN NET ASSETS	(46,318,341)	(20,926,552)
NET ASSETS:
Beginning of year	689,074,627	710,001,179
End of year	$642,756,286	$689,074,627
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Allocation Managed Risk Fund-4

LVIP BlackRock Global Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Global Allocation Managed Risk Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$10.905	$10.027	$12.585	$12.272	$11.280
Income (loss) from investment operations:
Net investment income[1]	0.141	0.253	0.027	0.171	0.069
Net realized and unrealized gain (loss)	0.906	0.916	(2.266)	0.778	1.149
Total from investment operations	1.047	1.169	(2.239)	0.949	1.218
Less dividends and distributions from:
Net investment income	(0.415)	(0.273)	(0.319)	(0.636)	(0.226)
Return of capital	—	(0.018)	—	—	—
Total dividends and distributions	(0.415)	(0.291)	(0.319)	(0.636)	(0.226)
Net asset value, end of period	$11.537	$10.905	$10.027	$12.585	$12.272
Total return[2]	9.60%	11.65%	(17.78% )	7.74%	10.81%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$79	$76	$70	$90	$86
Ratio of expenses to average net assets[3]	0.15%	0.14%	0.14%	0.13%	0.15%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.23%	0.22%	0.22%	0.21%	0.22%
Ratio of net investment income to average net assets	1.21%	2.43%	0.25%	1.33%	0.62%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.13%	2.35%	0.17%	1.25%	0.55%
Portfolio turnover	4%	3%	3%	6%	4%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Allocation Managed Risk Fund-5

LVIP BlackRock Global Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Global Allocation Managed Risk Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$10.828	$9.959	$12.498	$12.190	$11.209
Income (loss) from investment operations:
Net investment income (loss)[1]	0.099	0.215	(0.011)	0.124	0.030
Net realized and unrealized gain (loss)	0.899	0.906	(2.248)	0.773	1.136
Total from investment operations	0.998	1.121	(2.259)	0.897	1.166
Less dividends and distributions from:
Net investment income	(0.371)	(0.234)	(0.280)	(0.589)	(0.185)
Return of capital	—	(0.018)	—	—	—
Total dividends and distributions	(0.371)	(0.252)	(0.280)	(0.589)	(0.185)
Net asset value, end of period	$11.455	$10.828	$9.959	$12.498	$12.190
Total return[2]	9.22%	11.25%	(18.06% )	7.36%	10.42%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$642,677	$688,999	$709,931	$955,379	$955,926
Ratio of expenses to average net assets[3]	0.50%	0.49%	0.49%	0.48%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.58%	0.57%	0.57%	0.56%	0.57%
Ratio of net investment income (loss) to average net assets	0.86%	2.08%	(0.10% )	0.98%	0.27%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.78%	2.00%	(0.18% )	0.90%	0.20%
Portfolio turnover	4%	3%	3%	6%	4%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Allocation Managed Risk Fund-6

LVIP BlackRock Global Allocation Managed Risk Fund
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock Global Allocation Managed Risk Fund(the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, primarily the LVIP BlackRock Global Allocation Fund (collectively, the "Underlying Funds”). The Fund is advised by Lincoln Financial Investments Corporation ("LFI"). The LVIP BlackRock Global Allocation Fund, which is sub-advised by an unaffiliated sub-adviser, invests primarily in a portfolio of equity, debt and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that  invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP BlackRock Global Allocation Managed Risk Fund-7

LVIP BlackRock Global Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.15% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.075% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Fund's managed risk strategy. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$56,204
Legal	8,536
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $4,740 for the year ended December 31, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
LVIP BlackRock Global Allocation Managed Risk Fund-8

LVIP BlackRock Global Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At December 31, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$41,984
Distribution fees payable to LFD	195,903
Shareholder servicing fees payable to Lincoln Life	16,234
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the year ended December 31, 2024, were as follows:
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 12/31/24	Number of Shares 12/31/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-96.93%@
Global Multi-Asset Fund-96.93%@
✧✧LVIP BlackRock Global Allocation Fund	$667,213,116	$26,332,615	$108,016,341	$16,349,355	$21,000,494	$123,638	$623,002,877	51,339,339	$6,852,162	$14,840,343

@ As a percentage of Net Assets as of December 31, 2024.
✧✧ Standard Class shares.
3. Investments
For the year ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$26,332,615
Sales	108,016,341
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments and derivatives	$533,974,152
Aggregate unrealized appreciation of investments and derivatives	$108,471,518
Aggregate unrealized depreciation of investments and derivatives	(601,107)
Net unrealized appreciation of investments and derivatives	$107,870,411
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
LVIP BlackRock Global Allocation Managed Risk Fund-9

LVIP BlackRock Global Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$623,002,877	$—	$—	$623,002,877
Unaffiliated Investment Company	18,849,726	—	—	18,849,726
Total Investments	$641,852,603	$—	$—	$641,852,603
Derivatives:
Assets:
Futures Contract	$18,145	$—	$—	$18,145
Liabilities:
Futures Contracts	$(681,375)	$—	$—	$(681,375)
There were no Level 3 investments at the beginning or end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale and straddle loss deferrals, mark-to-market adjustments on certain derivatives and adjustments related to distributions from underlying regulated investment companies (RICS).   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Year Ended
	12/31/24	12/31/23
Ordinary income	$20,294,453	$14,499,641
Return of capital	—	1,198,513
Total	$20,294,453	$15,698,154
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$444,463
Capital loss carryforward	(72,464,553)
Other temporary differences	(6,732)
Net unrealized appreciation	107,870,411
Distributable earnings/(accumulated loss)	$35,843,589
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, the Fund recorded the following permanent reclassifications primarily related to prior year adjustments:
Distributable Earnings/(Accumulated Loss)	Paid-in capital
$59,884	$(59,884)
As of December 31, 2024, the Fund had the following capital loss carryforwards for federal income tax purposes:
Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$42,107,777	$30,356,776	$72,464,553
In 2024, the Fund utilized $18,843,141 of capital loss carryforwards.
LVIP BlackRock Global Allocation Managed Risk Fund-10

LVIP BlackRock Global Allocation Managed Risk Fund
Notes to Financial Statements (continued)
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/24	12/31/23
Shares sold:
Standard Class	55	153
Service Class	1,015,076	975,647
Shares reinvested:
Standard Class	238	180
Service Class	1,771,737	1,446,028
	2,787,106	2,422,008
Shares redeemed:
Standard Class	(374)	(398)
Service Class	(10,312,980)	(10,076,744)
	(10,313,354)	(10,077,142)
Net decrease	(7,526,248)	(7,655,134)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Effective, February 12, 2025, the line of credit was renewed.
The Fund had no amounts outstanding as of December 31, 2024, or at any time during the year.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2024, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
LVIP BlackRock Global Allocation Managed Risk Fund-11

LVIP BlackRock Global Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
Fair values of derivative instruments as of December 31, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due to broker on futures contracts	$18,145	Variation margin due to broker on futures contracts	$(565,104)
Futures contracts (Currency contracts)*	Variation margin due to broker on futures contracts	—	Variation margin due to broker on futures contracts	(116,271)
Total		$18,145		$(681,375)

*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2024. Only current day variation margin is reported on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$4,102,185	$(1,145,144)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(249,317)	(216,097)
Total		$3,852,868	$(1,361,241)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2024.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$25,640,122	$—
9. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
LVIP BlackRock Global Allocation Managed Risk Fund-12

LVIP BlackRock Global Allocation Managed Risk Fund
Notes to Financial Statements (continued)
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP BlackRock Global Allocation Managed Risk Fund-13

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP BlackRock Global Allocation Managed Risk Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of LVIP BlackRock Global Allocation Managed Risk Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)), including the schedule of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and others; when replies were not received from others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP BlackRock Global Allocation Managed Risk Fund–14

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Statement of Net Assets
December 31, 2024

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.71%
Equity Funds–49.94%
iShares Core S&P 500 ETF	162,019	$95,377,345
iShares Core S&P Mid-Cap ETF	360,407	22,456,960
iShares Edge MSCI Min Vol USA ETF	939,227	83,393,966
iShares Russell 2000 ETF	98,219	21,702,470
		222,930,741
Fixed Income Funds–29.19%
iShares Broad USD Investment Grade Corporate Bond ETF	432,482	21,745,195
iShares Core U.S. Aggregate Bond ETF	665,795	64,515,535
iShares Core U.S. Treasury Bond ETF	969,269	22,273,802
iShares MBS ETF	237,335	21,758,873
		130,293,405
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
International Equity Funds–17.75%
iShares Edge MSCI Min Vol EAFE ETF	770,078	$54,452,215
iShares Edge MSCI Min Vol Emerging Markets ETF	427,499	24,790,667
		79,242,882
Money Market Fund–2.83%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.43%)	12,607,430	12,607,430
		12,607,430
Total Investment Companies (Cost $332,374,901)		445,074,458

TOTAL INVESTMENTS–99.71% (Cost $332,374,901)	445,074,458
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.29%	1,304,494
NET ASSETS APPLICABLE TO 35,093,910 SHARES OUTSTANDING–100.00%	$446,378,952
NET ASSET VALUE PER SHARE–LVIP BLACKROCK GLOBAL GROWTH ETF ALLOCATION MANAGED RISK FUND STANDARD CLASS ($60,574,996 / 4,756,448 Shares)		$12.735
NET ASSET VALUE PER SHARE–LVIP BLACKROCK GLOBAL GROWTH ETF ALLOCATION MANAGED RISK FUND SERVICE CLASS ($385,803,956 / 30,337,462 Shares)		$12.717
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)		$382,687,322
Distributable earnings/(accumulated loss)		63,691,630
TOTAL NET ASSETS		$446,378,952

★Includes $795,499 cash collateral held at broker for futures contracts, $3,519,756 payable for securities purchased, $15,369 payable for fund shares redeemed, $8,207 other accrued expenses payable, $222,984 due to manager and affiliates, $31,506 variation margin due to broker on futures contracts, $22,140 payable for audit fee and $22,709 payable for fund accounting fee as of December 31, 2024.

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund-1

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Statement of Net Assets (continued)

The following futures contracts were outstanding at December 31, 2024:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
3	Australian Dollar	$185,700	$191,462	3/17/25	$—	$(5,762)
5	British Pound	390,719	397,473	3/17/25	—	(6,754)
8	Euro	1,038,850	1,054,257	3/17/25	—	(15,407)
6	Japanese Yen	480,750	500,667	3/17/25	—	(19,917)
					—	(47,840)
Equity Contracts:
17	E-mini MSCI Emerging Markets Index	912,730	947,443	3/21/25	—	(34,713)
10	E-mini Russell 2000 Index	1,124,900	1,188,733	3/21/25	—	(63,833)
25	E-mini S&P 500 Index	7,419,687	7,660,438	3/21/25	—	(240,751)
7	E-mini S&P MidCap 400 Index	2,202,690	2,321,820	3/21/25	—	(119,130)
23	Euro STOXX 50 Index	1,162,876	1,186,119	3/21/25	—	(23,243)
4	FTSE 100 Index	409,647	413,305	3/21/25	—	(3,658)
3	OMXS 30 Index	67,327	68,922	1/17/25	—	(1,595)
1	SPI 200 Index	126,080	128,556	3/20/25	—	(2,476)
3	TOPIX Index	531,285	523,471	3/13/25	7,814	—
					7,814	(489,399)
Total Futures Contracts					$7,814	$(537,239)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2024.

Summary of Abbreviations:
EAFE–Europe Australasia Far East
ETF–Exchange-Traded Fund
FTSE–Financial Times Stock Exchange
MBS–Mortgage-Backed Security
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund-2

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Dividends	$11,631,905
EXPENSES:
Distribution fees-Service Class	1,387,890
Management fees	1,138,170
Shareholder servicing fees	132,028
Accounting and administration expenses	83,783
Professional fees	43,382
Trustees’ fees and expenses	14,533
Reports and statements to shareholders	13,991
Custodian fees	9,720
Consulting fees	8,228
Pricing fees	828
Other	16,122
2,848,675
Less:
Management fees waived	(22,763)
Total operating expenses	2,825,912
NET INVESTMENT INCOME	8,805,993
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	16,784,423
Foreign currencies	135
Futures contracts	2,559,881
Net realized gain	19,344,439
Net change in unrealized appreciation (depreciation) of:
Investments	19,952,705
Foreign currencies	(9,172)
Futures contracts	(1,069,344)
Net change in unrealized appreciation (depreciation)	18,874,189
NET REALIZED AND UNREALIZED GAIN	38,218,628
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$47,024,621
See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/24	12/31/23
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$8,805,993	$8,112,513
Net realized gain	19,344,439	1,758,662
Net change in unrealized appreciation (depreciation)	18,874,189	36,906,830
Net increase in net assets resulting from operations	47,024,621	46,778,005
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(1,498,051)	(1,147,308)
Service Class	(8,304,080)	(7,008,927)
	(9,802,131)	(8,156,235)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	4,343,107	4,564,879
Service Class	10,436,246	11,768,652
Reinvestment of dividends and distributions:
Standard Class	1,498,051	1,147,308
Service Class	8,304,080	7,008,927
	24,581,484	24,489,766
Cost of shares redeemed:
Standard Class	(4,284,276)	(2,919,166)
Service Class	(59,149,187)	(47,153,786)
	(63,433,463)	(50,072,952)
Decrease in net assets derived from capital share transactions	(38,851,979)	(25,583,186)
NET INCREASE (DECREASE) IN NET ASSETS	(1,629,489)	13,038,584
NET ASSETS:
Beginning of year	448,008,441	434,969,857
End of year	$446,378,952	$448,008,441
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund-3

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$11.749	$10.747	$13.578	$12.586	$12.526
Income (loss) from investment operations:
Net investment income[1]	0.281	0.242	0.182	0.161	0.187
Net realized and unrealized gain (loss)	1.030	1.014	(2.429)	1.426	0.060
Total from investment operations	1.311	1.256	(2.247)	1.587	0.247
Less dividends and distributions from:
Net investment income	(0.296)	(0.254)	(0.181)	(0.171)	(0.187)
Net realized gain	(0.029)	—	(0.403)	(0.424)	—
Total dividends and distributions	(0.325)	(0.254)	(0.584)	(0.595)	(0.187)
Net asset value, end of period	$12.735	$11.749	$10.747	$13.578	$12.586
Total return[2]	11.17%	11.68%	(16.52% )	12.69%	1.98%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$60,575	$54,324	$47,102	$51,501	$46,782
Ratio of expenses to average net assets[3]	0.32%	0.32%	0.31%	0.30%	0.32%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.33%	0.33%	0.32%	0.31%	0.32%
Ratio of net investment income to average net assets	2.23%	2.16%	1.55%	1.21%	1.55%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.22%	2.15%	1.54%	1.20%	1.55%
Portfolio turnover	6%	4%	5%	6%	18%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund-4

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$11.731	$10.732	$13.557	$12.569	$12.511
Income (loss) from investment operations:
Net investment income[1]	0.236	0.202	0.141	0.114	0.144
Net realized and unrealized gain (loss)	1.028	1.009	(2.424)	1.423	0.058
Total from investment operations	1.264	1.211	(2.283)	1.537	0.202
Less dividends and distributions from:
Net investment income	(0.249)	(0.212)	(0.139)	(0.125)	(0.144)
Net realized gain	(0.029)	—	(0.403)	(0.424)	—
Total dividends and distributions	(0.278)	(0.212)	(0.542)	(0.549)	(0.144)
Net asset value, end of period	$12.717	$11.731	$10.732	$13.557	$12.569
Total return[2]	10.79%	11.29%	(16.81% )	12.31%	1.62%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$385,804	$393,684	$387,868	$500,084	$481,243
Ratio of expenses to average net assets[3]	0.67%	0.67%	0.66%	0.65%	0.67%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.68%	0.68%	0.67%	0.66%	0.67%
Ratio of net investment income to average net assets	1.88%	1.81%	1.20%	0.86%	1.20%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.87%	1.80%	1.19%	0.85%	1.20%
Portfolio turnover	6%	4%	5%	6%	18%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund-5

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund (the “Fund”).  The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln  Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in iShares Exchange-Traded Funds (“Underlying ETFs”) or financial instruments that provide exposure to such Underlying ETFs (collectively,  the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e. index funds). In addition to company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded  futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at http://www.sec.gov.
The Fund’s investment objective is to seek a balance between current income and growth of capital, with a greater emphasis on growth of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund-6

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
Lincoln Financial Investments Corporation ("LFI") is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisers, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.25% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.
BlackRock Investment Management LLC (“BlackRock”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays BlackRock a fee based on the Fund’s average daily net assets.
Milliman Financial Risk Management LLC (“Milliman”) is responsible for managing the Fund’s managed risk strategy. For these services, LFI, not the Fund, pays Milliman a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$37,556
Legal	5,704
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $2,467 for the year ended December 31, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund-7

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At December 31, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$94,683
Distribution fees payable to LFD	117,094
Shareholder servicing fees payable to Lincoln Life	11,207
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$24,768,051
Sales	63,790,638
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$338,960,200
Aggregate unrealized appreciation of investments and derivatives	$120,108,291
Aggregate unrealized depreciation of investments and derivatives	(13,994,627)
Net unrealized appreciation of investments and derivatives	$106,113,664
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund-8

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment Companies	$445,074,458	$—	$—	$445,074,458
Derivatives:
Assets:
Futures Contract	$7,814	$—	$—	$7,814
Liabilities:
Futures Contracts	$(537,239)	$—	$—	$(537,239)
There were no Level 3 investments at the beginning or end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale and straddle loss deferrals, mark-to-market adjustments on certain derivatives and adjustments related to distributions from underlying regulated investment companies (RICS).   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Year Ended
	12/31/24	12/31/23
Ordinary income	$9,802,131	$8,156,235
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$10,251,674
Other temporary differences	(52,673,708)
Net unrealized appreciation	106,113,664
Distributable earnings/(accumulated loss)	$63,691,630
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, there were no permanent differences requiring a reclassification.
At December 31, 2024, the Fund had no capital loss carryforwards for federal income tax purposes.
In 2024, the Fund utilized $7,836,722 of capital loss carryforwards.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/24	12/31/23
Shares sold:
Standard Class	347,456	403,569
Service Class	826,420	1,053,335
Shares reinvested:
Standard Class	118,157	97,506
Service Class	655,798	596,572
	1,947,831	2,150,982
Shares redeemed:
Standard Class	(333,088)	(259,997)
Service Class	(4,704,206)	(4,231,925)
	(5,037,294)	(4,491,922)
Net decrease	(3,089,463)	(2,340,940)
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund-9

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Effective, February 12, 2025, the line of credit was renewed.
The Fund had no amounts outstanding as of December 31, 2024, or at any time during the year.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2024, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of December 31, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$7,814	Receivables and other assets net of liabilities	$(489,399)
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(47,840)
Total		$7,814		$(537,239)
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund-10

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$2,657,844	$(972,578)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(97,963)	(96,766)
Total		$2,559,881	$(1,069,344)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2024.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$16,360,158	$—
9. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund-11

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–12

LVIP BlackRock Inflation Protected Bond Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP BlackRock Inflation Protected Bond Fund

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets
December 31, 2024

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES–4.51%
Fannie Mae S.F. 30 yr TBA
5.00% 1/1/55	12,330,645	$11,899,992
5.50% 1/1/55	24,593,200	24,267,304
6.00% 1/1/55	17,944,000	18,026,711
Total Agency Mortgage-Backed Securities (Cost $54,915,853)		54,194,007
CORPORATE BONDS–1.45%
United States–1.45%
AEP Texas, Inc. 5.70% 5/15/34	805,000	809,971
Amgen, Inc. 5.25% 3/2/33	1,005,000	997,581
AT&T, Inc. 5.40% 2/15/34	995,000	998,984
μBank of America Corp. 5.47% 1/23/35	1,165,000	1,166,274
Broadcom, Inc. 3.47% 4/15/34	1,170,000	1,013,993
Cheniere Energy Partners LP 5.75% 8/15/34	980,000	986,506
μCitigroup, Inc. 5.45% 6/11/35	1,050,000	1,041,126
Diamondback Energy, Inc. 5.40% 4/18/34	1,020,000	1,002,903
Duke Energy Corp. 5.45% 6/15/34	985,000	983,409
Energy Transfer LP 5.60% 9/1/34	825,000	824,275
μGoldman Sachs Group, Inc. 5.33% 7/23/35	1,185,000	1,162,880
HCA, Inc. 5.60% 4/1/34	1,005,000	990,018
μJPMorgan Chase & Co. 5.29% 7/22/35	1,175,000	1,162,387
μMorgan Stanley 5.32% 7/19/35	1,180,000	1,160,659
Oracle Corp. 4.90% 2/6/33	1,025,000	997,971
Verizon Communications, Inc. 4.50% 8/10/33	1,060,000	998,932
μWells Fargo & Co. 5.50% 1/23/35	1,165,000	1,160,049
Total Corporate Bonds (Cost $17,822,788)		17,457,918
NON-AGENCY ASSET-BACKED SECURITIES–2.48%
AMSR Trust
Series 2022-SFR1 E1 4.39% 3/17/39	2,500,000	2,399,786
Series 2022-SFR3 D 4.00% 10/17/39	2,180,000	2,054,428
FirstKey Homes Trust
Series 2022-SFR1 E1 5.00% 5/19/39	2,500,000	2,415,110
Series 2022-SFR1 E2 5.00% 5/19/39	2,500,000	2,409,862
Series 2022-SFR2 D 4.50% 7/17/39	2,000,000	1,933,671
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust Series 2022-SFR2 D 4.00% 9/4/39	2,210,000	$2,039,954
Progress Residential Trust
Series 2021-SFR8 E1 2.38% 10/17/38	2,500,000	2,371,003
Series 2022-SFR3 E2 5.60% 4/17/39	968,000	945,302
Series 2022-SFR4 D 5.59% 5/17/41	2,500,000	2,466,028
Series 2022-SFR5 D 5.73% 6/17/39	2,500,000	2,494,421
Series 2022-SFR6 D 6.04% 7/20/39	2,150,000	2,140,350
Series 2022-SFR7 D 5.50% 10/27/39	1,615,000	1,597,030
Tricon Residential Trust
Series 2022-SFR1 E1 5.34% 4/17/39	1,500,000	1,467,572
Series 2022-SFR1 E2 5.74% 4/17/39	600,000	587,054
Series 2022-SFR2 D 6.23% 7/17/40	2,500,000	2,501,506
Total Non-Agency Asset-Backed Securities (Cost $29,578,502)		29,823,077
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.18%
ABN AMRO Mortgage Corp. Series 2003-4 A4 5.50% 3/25/33	6,059	5,934
•BFLD Mortgage Trust Series 2024-VICT A 6.29% (TSFR01M + 1.89%) 7/15/41	365,000	365,911
φ•BRAVO Residential Funding Trust Series 2023-NQM3 A1 4.85% 9/25/62	1,320,982	1,303,553
•BX Commercial Mortgage Trust Series 2024-XL4 D 7.54% (TSFR01M + 3.14%) 2/15/39	539,465	540,140
♦CHL Mortgage Pass-Through Trust Series 2004-5 2A4 5.50% 5/25/34	21,914	21,041
•COMM Mortgage Trust Series 2024-WCL1 A 6.24% (TSFR01M + 1.84%) 6/15/41	540,000	538,650
•CSMC Trust Series 2022-NQM5 A1 5.17% 5/25/67	2,497,300	2,502,799
φDeephaven Residential Mortgage Trust Series 2024-1 A1 5.74% 7/25/69	644,444	646,513
•Ellington Financial Mortgage Trust Series 2021-3 A1 1.24% 9/25/66	1,608,970	1,304,156
LVIP BlackRock Inflation Protected Bond Fund-1

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•JP Morgan Mortgage Trust Series 2023-DSC1 A1 4.63% 7/25/63	712,340	$684,995
•JW Commercial Mortgage Trust Series 2024-MRCO A 6.02% (TSFR01M + 1.62%) 6/15/39	510,000	510,160
Pagaya AI Technology in Housing Trust Series 2022-1 D 4.25% 8/25/25	657,049	643,574
•PRKCM Trust Series 2022-AFC2 A1 5.34% 8/25/57	401,408	399,685
SG Residential Mortgage Trust
•Series 2021-1 A1 1.16% 7/25/61	1,894,661	1,548,159
φ•Series 2022-2 A1 5.35% 8/25/62	623,826	623,625
φ•Verus Securitization Trust
Series 2022-7 A1 5.15% 7/25/67	1,782,764	1,771,429
Series 2022-INV2 A1 6.79% 10/25/67	506,385	509,171
♦WaMu Mortgage Pass-Through Certificates Trust Series 2003-S11 3A5 5.95% 11/25/33	32,863	32,051
•Wells Fargo Commercial Mortgage Trust Series 2024-1CHI A 5.31% 7/15/35	182,000	182,398
Total Non-Agency Collateralized Mortgage Obligations (Cost $13,964,903)		14,133,944
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.09%
•AREIT Ltd. Series 2024-CRE9 A 6.08% (TSFR01M + 1.69%) 5/17/41	1,600,000	1,605,495
•ARES Commercial Mortgage Trust Series 2024-IND A 6.09% (TSFR01M + 1.69%) 7/15/41	1,150,000	1,156,825
•BAHA Trust Series 2024-MAR A 6.17% 12/10/41	1,150,000	1,160,109
•BAMLL Trust Series 2024-BHP A 6.75% (TSFR01M + 2.35%) 8/15/39	770,000	773,816
•BX Commercial Mortgage Trust
Series 2024-AIRC A 6.09% (TSFR01M + 1.69%) 8/15/39	490,000	492,448
Series 2024-KING A 5.94% (TSFR01M + 1.54%) 5/15/34	1,204,148	1,204,902
		Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•BX Commercial Mortgage Trust (continued)
Series 2024-MDHS A 6.04% (TSFR01M + 1.64%) 5/15/41		1,087,826	$1,093,264
•BX Trust Series 2024-VLT4 A 5.89% (TSFR01M + 1.49%) 7/15/29		1,210,000	1,214,911
•CONE Trust Series 2024-DFW1 A 6.04% (TSFR01M + 1.64%) 8/15/41		210,000	211,050
•DBSG Mortgage Trust Series 2024-ALTA A 5.95% 6/10/37		215,000	217,382
•ELM Trust
Series 2024-ELM A10 5.80% 6/10/39		430,000	433,370
Series 2024-ELM A15 5.80% 6/10/39		430,000	432,631
•GWT Trust Series 2024-WLF2 A 6.09% (TSFR01M + 1.69%) 5/15/41		1,250,000	1,254,688
•HILT Commercial Mortgage Trust Series 2024-ORL A 5.94% (TSFR01M + 1.54%) 5/15/37		475,000	475,000
•HONO Mortgage Trust Series 2021-LULU A 5.66% (TSFR01M + 1.26%) 10/15/36		150,000	147,750
•LBA Trust Series 2024-BOLT A 5.99% (TSFR01M + 1.59%) 6/15/39		810,000	811,012
•NYC Trust Series 2024-3ELV A 6.39% (TSFR01M + 1.99%) 8/15/29		183,498	184,300
•One New York Plaza Trust Series 2020-1NYP AJ 5.76% (TSFR01M + 1.36%) 1/15/36		215,000	202,101
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $12,997,322)			13,071,054
ΔSOVEREIGN BONDS–39.07%
Australia–0.69%
Australia Government Bonds
0.25% 11/21/32	AUD	2,364,000	1,512,742
0.75% 11/21/27	AUD	4,343,000	3,290,154
2.50% 9/20/30	AUD	3,731,000	3,496,239
			8,299,135
Belgium–0.21%
Kingdom of Belgium Government Bonds 3.30% 6/22/54	EUR	2,603,760	2,576,220
			2,576,220
LVIP BlackRock Inflation Protected Bond Fund-2

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Canada–0.69%
Canada Government Real Return Bonds
4.00% 12/1/31	CAD	5,594,243	$4,590,202
4.25% 12/1/26	CAD	5,025,058	3,703,465
			8,293,667
Denmark–0.27%
Denmark I/L Government Bonds
0.10% 11/15/30	DKK	11,505,697	1,553,579
0.10% 11/15/34	DKK	12,502,167	1,645,145
			3,198,724
France–8.65%
French Republic Government Bonds O.A.T.
0.10% 3/1/26	EUR	7,144,988	7,351,547
0.10% 3/1/28	EUR	9,260,653	9,339,408
0.10% 3/1/28	EUR	756,578	763,012
0.10% 3/1/29	EUR	15,879,343	15,939,430
0.10% 7/25/31	EUR	8,288,474	8,126,592
0.10% 3/1/32	EUR	4,530,653	4,366,522
0.60% 7/25/34	EUR	3,333,179	3,267,547
0.70% 7/25/30	EUR	11,489,480	11,815,637
1.85% 7/25/27	EUR	19,546,150	20,951,465
3.15% 7/25/32	EUR	9,067,775	10,850,623
3.15% 7/25/32	EUR	2,325,070	2,782,211
3.40% 7/25/29	EUR	877,891	1,009,656
3.40% 7/25/29	EUR	6,475,558	7,447,498
			104,011,148
Germany–3.19%
Bundesrepublik Deutschland Bundesanleihe 2.50% 8/15/54	EUR	2,171,000	2,202,726
Deutsche Bundesrepublik Inflation-Linked Bonds
0.10% 4/15/26	EUR	12,775,466	13,092,169
0.10% 4/15/33	EUR	7,129,256	7,144,432
0.50% 4/15/30	EUR	15,315,438	15,900,822
			38,340,149
Israel–0.05%
Israel Government International Bonds 5.75% 3/12/54		633,000	578,840
			578,840
Italy–5.71%
Italy Buoni Poliennali Del Tesoro
0.10% 5/15/33	EUR	12,401,252	11,317,051
0.40% 5/15/30	EUR	10,608,728	10,483,442
0.65% 5/15/26	EUR	5,744,915	5,914,866
1.25% 9/15/32	EUR	9,881,837	10,141,271
1.30% 5/15/28	EUR	14,532,988	15,205,586
1.50% 5/15/29	EUR	5,617,316	5,877,464
3.10% 9/15/26	EUR	8,991,976	9,706,469
			68,646,149
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Japan–3.24%
Japan Government CPI Linked Bonds
0.01% 3/10/31	JPY	452,705,400	$3,035,395
0.01% 3/10/32	JPY	514,140,804	3,432,616
0.01% 3/10/33	JPY	538,963,614	3,576,078
0.01% 3/10/34	JPY	415,437,110	2,740,625
0.10% 3/10/26	JPY	953,023,851	6,162,902
0.10% 3/10/27	JPY	688,068,780	4,534,795
0.10% 3/10/28	JPY	772,092,944	5,095,926
0.10% 3/10/29	JPY	786,796,825	5,207,975
0.20% 3/10/30	JPY	303,261,456	2,093,120
Japan Government Thirty Year Bonds 1.80% 3/20/54	JPY	530,400,000	3,056,327
			38,935,759
Mexico–0.57%
Mexico Bonos
7.75% 11/23/34	MXN	9,900,000	396,200
8.50% 3/1/29	MXN	26,000,000	1,179,533
8.50% 5/31/29	MXN	52,000,000	2,359,066
Mexico Government International Bonds
3.50% 2/12/34		1,097,000	872,680
6.35% 2/9/35		2,143,000	2,093,172
			6,900,651
New Zealand–0.18%
New Zealand Government Bonds Inflation-Linked 3.00% 9/20/30	NZD	2,717,000	2,100,105
			2,100,105
Spain–3.21%
Spain Government Bonds Inflation-Linked
0.65% 11/30/27	EUR	11,461,091	11,875,316
0.70% 11/30/33	EUR	14,148,436	14,161,758
1.00% 11/30/30	EUR	12,049,137	12,578,099
			38,615,173
Sweden–0.80%
Sweden Bonds Inflation-Linked
0.13% 6/1/26	SEK	21,620,000	2,548,993
0.13% 12/1/27	SEK	16,515,000	1,905,853
0.13% 6/1/30	SEK	9,855,000	1,065,929
0.13% 6/1/32	SEK	15,300,000	1,774,853
3.50% 12/1/28	SEK	14,075,000	2,279,221
			9,574,849
United Kingdom–11.61%
United Kingdom Gilt 4.38% 7/31/54	GBP	4,233,776	4,691,242
United Kingdom Inflation-Linked Gilt
0.13% 3/22/26	GBP	11,214,861	13,966,004
0.13% 8/10/28	GBP	13,232,668	16,381,296
0.13% 3/22/29	GBP	13,759,811	16,892,755
0.13% 8/10/31	GBP	8,041,421	9,684,878
0.75% 11/22/33	GBP	6,899,871	8,464,160
LVIP BlackRock Inflation Protected Bond Fund-3

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
United Kingdom (continued)
United Kingdom Inflation-Linked Gilt (continued)
0.75% 3/22/34	GBP	15,063,335	$18,353,359
1.25% 11/22/27	GBP	15,513,266	19,897,588
1.25% 11/22/32	GBP	15,565,381	20,034,485
4.13% 7/22/30	GBP	2,654,000	11,231,833
			139,597,600
Total Sovereign Bonds (Cost $519,524,833)			469,668,169
SUPRANATIONAL BANKS–0.80%
European Union
2.50% 10/4/52	EUR	1,010,000	886,234
3.00% 3/4/53	EUR	8,980,625	8,686,752
Total Supranational Banks (Cost $9,635,003)			9,572,986
U.S. TREASURY OBLIGATIONS–58.91%
U.S. Treasury Bonds
×4.25% 8/15/54		365,000	333,318
4.50% 11/15/54		1,600,000	1,525,485
U.S. Treasury Inflation Indexed Bonds
0.88% 1/15/29		1,281,352	1,223,353
1.38% 7/15/33		26,404,179	24,699,279
1.75% 1/15/28		12,739,318	12,645,609
∞1.88% 7/15/34		29,012,892	28,113,353
2.00% 1/15/26		17,449,540	17,450,704
∞2.13% 4/15/29		23,752,370	23,781,045
2.38% 1/15/27		13,996,287	14,129,063
2.50% 1/15/29		11,267,613	11,464,933
3.38% 4/15/32		4,701,878	5,088,684
3.63% 4/15/28		17,745,899	18,622,329
3.88% 4/15/29		19,759,749	21,192,004
U.S. Treasury Inflation Indexed Notes
0.13% 4/15/26		26,335,424	25,703,451
0.13% 7/15/26		15,708,823	15,341,195
0.13% 10/15/26		22,635,164	22,005,480
0.13% 4/15/27		23,227,855	22,263,279
0.13% 1/15/30		26,355,406	23,935,594
0.13% 7/15/30		28,058,912	25,289,192
0.13% 1/15/31		27,727,838	24,607,366
0.13% 7/15/31		29,883,467	26,303,554
*0.13% 1/15/32		32,449,819	28,126,420
0.25% 7/15/29		25,867,318	23,956,505
0.38% 1/15/27		26,746,150	25,932,639
0.38% 7/15/27		25,736,829	24,836,478
0.50% 1/15/28		25,780,433	24,644,524
×0.63% 1/15/26		30,894,201	30,468,986
0.63% 7/15/32		27,970,454	24,996,111
0.75% 7/15/28		24,258,432	23,299,230
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Inflation Indexed Notes (continued)
1.13% 1/15/33	28,203,383	$25,938,933
1.25% 4/15/28	22,209,847	21,638,668
1.63% 10/15/27	24,337,086	24,190,392
∞1.63% 10/15/29	26,524,009	26,078,356
∞1.75% 1/15/34	28,319,297	27,149,111
2.38% 10/15/28	10,934,135	11,103,413
Total U.S. Treasury Obligations (Cost $733,356,773)		708,078,036

	Number of Shares
MONEY MARKET FUND–0.47%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.43%)	5,639,489	5,639,489
Total Money Market Fund (Cost $5,639,489)		5,639,489

	Notional Amount
OPTIONS PURCHASED–0.08%
Over-The-Counter–0.05%
Call Swaptions–0.05%
1 Year Interest Rate Swap, expiration date 5/16/25, notional amount $311,969,000 GSI	311,969,000	353,904
1 Year Interest Rate Swap, expiration date 5/16/25, notional amount $156,662,000 CITI	156,662,000	177,721
1 Year Interest Rate Swap, expiration date 5/16/25, notional amount $78,331,000 CITI	78,331,000	88,860
		620,485

Number of Contracts

Centrally Cleared–0.03%

Call Options–0.03%
3 Month SOFR Strike price $96.250, expiration date 4/11/25, notional amount $489,190,625	2,033	381,187
Total Options Purchased (Cost $1,855,564)		1,001,672

TOTAL INVESTMENTS–110.04% (Cost $1,399,291,030)	1,322,640,352

LVIP BlackRock Inflation Protected Bond Fund-4

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets (continued)
Notional Amount	Value (U.S. $)
OPTIONS WRITTEN–(0.05)%
Over-The-Counter–(0.04)%

Call Swaptions–(0.01)%
10 Year Interest Rate Swap, expiration date 3/28/25, notional amount $(7,398,000) JPMC	(7,398,000)	$(1,298)
1 Year Interest Rate Swap, expiration date 5/16/25, notional amount $(311,969,000) GSI	(311,969,000)	(69,616)
10 Year Interest Rate Swap, expiration date 6/4/25, notional amount $(7,520,000) GSI	(7,520,000)	(20,571)
1 Year Interest Rate Swap, expiration date 5/16/25, notional amount $(156,662,000) CITI	(156,662,000)	(34,959)
1 Year Interest Rate Swap, expiration date 5/16/25, notional amount $(78,331,000) CITI	(78,331,000)	(17,480)
(143,924)
Put Swaptions–(0.03)%
10 Year Interest Rate Swap, expiration date 3/28/25, notional amount $(7,398,000) JPMC	(7,398,000)	(237,597)
10 Year Interest Rate Swap, expiration date 6/4/25, notional amount $(7,520,000) GSI	(7,520,000)	(123,250)
(360,847)

Number of Contracts
Centrally Cleared–(0.01)%

Call Options–(0.01)%
3 Month SOFR Strike price $97.000, expiration date 4/11/25, notional amount $(493,002,500)	(2,033)	(101,650)
Total Options Written (Premiums received $(735,192))		(606,421)

★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(9.99%)	(120,076,415)
NET ASSETS APPLICABLE TO 133,381,962 SHARES OUTSTANDING –100.00%	$1,201,957,516
NET ASSET VALUE PER SHARE–LVIP BLACKROCK INFLATION PROTECTED BOND FUND STANDARD CLASS ($401,210,061 / 44,510,261 Shares)		$9.014
NET ASSET VALUE PER SHARE–LVIP BLACKROCK INFLATION PROTECTED BOND FUND SERVICE CLASS ($800,747,455 / 88,871,701 Shares)		$9.010
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)		$1,416,204,428
Distributable earnings/(accumulated loss)		(214,246,912)
TOTAL NET ASSETS		$1,201,957,516

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2024. Rate will reset at a future date.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at December 31, 2024.
♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

ΔSecurities have been classified by country of origin.
×Fully or partially pledged as collateral for derivatives and TBA's.
LVIP BlackRock Inflation Protected Bond Fund-5

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets (continued)
∞Fully or partially pledged as collateral for reverse repurchase agreements.
*Fully or partially pledged as collateral for derivatives.

★Includes $644,000 cash collateral held at broker for futures contracts, $40,000 cash collateral held at broker for certain open bilateral derivatives, $42,936 variation margin due from broker on futures contracts, $2,909,874 variation margin due from brokers on centrally cleared swap contracts, $126,771,419 payable for securities purchased, $2,943,136 payable for fund shares redeemed, $419,121 cash collateral due to brokers for certain open bilateral derivatives, $93,468 other accrued expenses payable, $630,290 due to manager and affiliates, $35,180 payable for audit fee and $54,818 payable for fund accounting fee as of December 31, 2024.

The following foreign currency exchange contracts, futures contracts, reverse repurchase agreements and swap contracts were outstanding at December 31, 2024:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BCLY	CAD	(203,443)	USD	141,622	2/4/25	$—	$(91)
BCLY	EUR	(181,000)	USD	191,404	2/4/25	3,653	—
BCLY	EUR	847,748	USD	(878,949)	2/4/25	419	—
BCLY	GBP	1,744,760	USD	(2,184,637)	2/4/25	—	(1,001)
BCLY	JPY	(64,781,746)	USD	412,198	1/7/25	137	—
BCLY	MXN	(68,011,983)	USD	3,313,500	3/19/25	94,384	—
BCLY	SEK	2,137,524	USD	(193,781)	2/4/25	—	(224)
BNP	DKK	(12,305,000)	USD	1,751,573	2/4/25	39,275	—
BNP	SEK	(106,788,000)	USD	9,797,699	2/4/25	127,858	—
BNYM	CAD	(11,829,000)	USD	8,433,553	2/4/25	193,785	—
BOA	EUR	(247,755,000)	USD	262,169,857	2/4/25	5,173,729	—
BOA	GBP	(115,603,000)	USD	146,059,420	2/4/25	1,377,739	—
BOA	JPY	(141,644,000)	USD	948,008	1/7/25	47,043	—
CBA	EUR	(2,145,000)	USD	2,275,568	2/4/25	50,561	—
CBA	GBP	594,000	USD	(745,256)	2/4/25	—	(1,842)
CBA	JPY	(418,221,000)	USD	2,832,812	1/7/25	172,604	—
DB	AUD	(13,194,000)	USD	8,555,008	2/4/25	388,333	—
DB	EUR	(1,035,000)	USD	1,089,367	2/4/25	15,762	—
GSI	BRL	8,457,133	USD	(1,371,502)	3/19/25	—	(21,068)
GSI	BRL	(8,457,133)	USD	1,387,070	3/19/25	36,636	—
HSBC	EUR	(697,000)	USD	731,076	2/4/25	8,078	—
HSBC	MXN	(57,993,571)	USD	2,826,473	3/19/25	81,544	—
IBC	GBP	3,359,000	USD	(4,270,722)	2/4/25	—	(66,802)
JPMC	AUD	(223,857)	USD	145,881	2/4/25	7,321	—
JPMC	BRL	8,501,914	USD	(1,394,600)	3/19/25	—	(37,016)
JPMC	CAD	(230,324)	USD	164,885	2/4/25	4,447	—
JPMC	EUR	(1,928,603)	USD	2,042,611	2/4/25	42,072	—
JPMC	GBP	(600,329)	USD	762,893	2/4/25	11,558	—
JPMC	JPY	18,969,475	USD	(126,913)	1/7/25	—	(6,253)
JPMC	SEK	(2,190,277)	USD	201,342	2/4/25	3,009	—
NM	GBP	(380,000)	USD	481,264	2/4/25	5,679	—
RBC	NZD	(7,678,000)	USD	4,538,351	2/4/25	241,487	—
SCB	EUR	(1,839,000)	USD	1,934,299	2/4/25	26,705	—
SCB	GBP	(665,000)	USD	833,246	2/4/25	972	—
TD	DKK	(11,229,000)	USD	1,596,530	2/4/25	33,962	—
UBS	JPY	(5,552,294,000)	USD	36,888,348	1/7/25	1,571,490	—
UBS	MXN	66,692,471	USD	(3,247,757)	3/19/25	—	(91,095)
UBS	NZD	3,969,000	USD	(2,297,364)	2/4/25	—	(76,180)
Total Foreign Currency Exchange Contracts						$9,760,242	$(301,572)
LVIP BlackRock Inflation Protected Bond Fund-6

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets (continued)
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
203	3 Month SOFR	$48,730,150	$48,801,480	9/16/25	$—	$(71,330)
(32)	30 Day Federal Fund	(12,757,354)	(12,752,307)	1/31/25	—	(5,047)
(91)	Canadian Government Bond	(7,762,016)	(7,622,599)	3/20/25	—	(139,417)
(26)	Euro-Buxl	(3,573,350)	(3,794,970)	3/6/25	221,620	—
(6)	U.S. Treasury 10 yr Notes	(652,500)	(658,960)	3/20/25	6,460	—
(127)	U.S. Treasury 10 yr Ultra Notes	(14,136,687)	(14,322,725)	3/20/25	186,038	—
51	U.S. Treasury 2 yr Notes	10,486,078	10,513,688	3/31/25	—	(27,610)
(78)	U.S. Treasury 5 yr Notes	(8,291,766)	(8,395,186)	3/31/25	103,420	—
(46)	U.S. Treasury Long Bonds	(5,236,812)	(5,366,741)	3/20/25	129,929	—
(6)	U.S. Treasury Ultra Bonds	(713,438)	(764,785)	3/20/25	51,347	—
Total Futures Contracts					$698,814	$(243,404)
Reverse Repurchase Agreements3
Counterparty	Interest Rate	Trade Date	Maturity Date	Principal Amount	Face Value Including Accrued Interest
BOFA-collateralized by U.S. Treasury Inflation Indexed Notes 1.625% 10/15/29; market value $ 16,510,911	4.60%	12/31/24	1/2/25	$(16,572,600)	$(16,574,718)
BOFA-collateralized by U.S. Treasury Inflation Indexed Notes 1.75% 1/15/34; market value $ 11,813,378	4.65%	12/31/24	1/2/25	(11,955,000)	(11,956,544)
Morgan Stanley-collateralized by U.S. Treasury Inflation Indexed Bonds 1.875% 7/15/34; market value $ 27,293,571	4.65%	12/31/24	1/2/25	(27,615,000)	(27,618,567)
Nomura-collateralized by U.S. Treasury Inflation Indexed Bonds 2.125% 4/15/29; market value $ 16,347,872	4.62%	12/31/24	1/2/25	(16,440,000)	(16,442,110)
Total Reverse Repurchase Agreements				$(72,582,600)	$(72,591,939)
Swap Contracts1
Inflation Swap Contracts
	Notional Amount[4]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	26,250,000	2.56%	10/2/28	$(30,602)	$—	$(30,602)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	13,100,000	2.40%	6/27/28	(4,567)	—	(4,567)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	8,270,000	2.45%	7/2/26	(12,637)	—	(12,637)
Pay amounts based on Inflation USA-CPI-U Index and receive fixed rate coupon at maturity	2,510,000	(2.45%)	12/13/29	(992)	—	(992)
Total Inflation Swap Contracts				$(48,798)	$—	$(48,798)
LVIP BlackRock Inflation Protected Bond Fund-7

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets (continued)
Swap Contracts1
Interest Rate Swap (IRS) Contracts
Notional Amount[4]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared
EUR 2,570,700	2.49	EURIBOR06M	Receive	Annual/Semiannual	2/19/54	$(200,595)	$96	$—	$(200,691)
EUR 2,570,700	2.51	EURIBOR06M	Receive	Annual/Semiannual	2/20/54	(209,788)	96	—	(209,884)
EUR 2,638,000	2.51	EURIBOR06M	Receive	Annual/Semiannual	2/20/54	(219,791)	98	—	(219,889)
EUR 1,298,000	2.51	EURIBOR06M	Receive	Annual/Semiannual	3/1/54	(108,248)	49	—	(108,297)
EUR 545,000	2.46	EURIBOR06M	Receive	Annual/Semiannual	3/22/54	(39,388)	21	—	(39,409)
EUR 2,109,000	2.54	EURIBOR06M	Receive	Annual/Semiannual	4/22/54	(197,207)	(4,279)	—	(192,928)
EUR 528,000	2.43	EURIBOR06M	Receive	Annual/Semiannual	6/19/54	(36,996)	20	—	(37,016)
EUR 512,000	2.43	EURIBOR06M	Receive	Annual/Semiannual	6/20/54	(35,925)	19	—	(35,944)
2,955,897	3.77	SOFR12M	Receive	Annual	4/3/35	70,514	48	70,466	—
1,490,800	3.82	SOFR12M	Receive	Annual	4/3/35	29,831	24	29,807	—
3,727,000	3.93	SOFR12M	Receive	Annual	4/3/35	41,539	60	41,479	—
544,250,000	4.36	FEDL12M	Receive	At Maturity	1/29/25	4,879	372	4,507	—
3,008,000	3.93	SOFR12M	Receive	Annual	6/4/35	32,650	49	32,601	—
3,008,000	3.95	SOFR12M	Receive	Annual	6/4/35	27,330	50	27,280	—
EUR 354,000	2.44	EURIBOR06M	Pay	Annual/Semiannual	6/24/54	25,897	14	25,883	—
EUR 200,000	2.26	EURIBOR06M	Pay	Annual/Semiannual	10/22/54	3,855	(960)	4,815	—
EUR 397,000	2.18	EURIBOR06M	Pay	Annual/Semiannual	11/7/54	1,264	16	1,248	—
748,382	3.77	SOFR12M	Pay	Annual	4/3/35	(18,150)	12	—	(18,162)
9,609,000	4.00	SOFR12M	Pay	Annual	3/19/35	(50,149)	158	—	(50,307)
Total IRS Contracts							$(4,037)	$238,086	$(1,112,527)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through December 31, 2024.
[3] See Note 1 in Notes to Financial Statements.
[4] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:
AUD–Australian Dollar
BAMLL–Bank of America Merrill Lynch Large Loan
BCLY–Barclays Bank
BNP–BNP Paribas
BNYM–BNY Mellon
BOA–Bank of America
BRL–Brazilian Real
CAD–Canadian Dollar
CBA–Commonwealth Bank of Australia
CITI–Citigroup Global Markets
CPI–Consumer Price Index
DB–Deutsche Bank
DKK–Danish Krone
EUR–Euro
EURIBOR06M–Euro InterBank Offered Rate EUR 6 Month
FEDL12M–Federal Funds Rate 12 Month
GBP–British Pound Sterling
GSI–Goldman Sachs International
HSBC–Hong Kong and Shanghai Banking Corporation
IBC–Imperial Bank of Canada
IRS–Interest Rate Swap
JPMC–JPMorgan Chase
JPY–Japanese Yen
MXN–Mexican Peso
NM–Natwest Markets PLC
NZD–New Zealand Dollar
LVIP BlackRock Inflation Protected Bond Fund-8

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets (continued)
Summary of Abbreviations: (continued)
O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)
RBC–Royal Bank of Canada
S.F.–Single Family
SCB–Standard Chartered Bank
SEK–Swedish Krona
SOFR–Secured Overnight Financing Rate
SOFR12M–Secured Overnight Financing Rate 12 Months
TBA–To be announced
TD–Toronto Dominion
TSFR01M–1 Month Term Secured Overnight Financing Rate
USA-CPI-U–United States Consumer Price Index for All Urban Consumers
USD–United States Dollar
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Inflation Protected Bond Fund-9

LVIP BlackRock Inflation Protected Bond Fund
Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Interest	$40,949,964
Dividends	135,946
Foreign taxes withheld	(68)
41,085,842
EXPENSES:
Management fees	5,096,646
Interest expense on reverse repurchase agreements	4,574,595
Distribution fees-Service Class	2,043,165
Shareholder servicing fees	351,382
Accounting and administration expenses	210,715
Custodian fees	133,616
Professional fees	66,261
Reports and statements to shareholders	43,192
Trustees’ fees and expenses	38,808
Consulting fees	22,306
Pricing fees	14,958
Other	51,350
Total operating expenses	12,646,994
NET INVESTMENT INCOME	28,438,848
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(15,736,442)
Foreign currencies	(528,252)
Foreign currency exchange contracts	21,344,927
Futures contracts	3,607,083
Options purchased	(220,517)
Options written	1,859,895
Swap contracts	(2,343,394)
Net realized gain	7,983,300
Net change in unrealized appreciation (depreciation) of:
Investments	(23,570,203)
Foreign currencies	(126,527)
Foreign currency exchange contracts	13,671,410
Futures contracts	4,940,525
Options purchased	(1,161,968)
Options written	444,645
Swap contracts	(784,140)
Net change in unrealized appreciation (depreciation)	(6,586,258)
NET REALIZED AND UNREALIZED GAIN	1,397,042
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$29,835,890
See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Inflation Protected Bond Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/24	12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$28,438,848	$34,578,368
Net realized gain (loss)	7,983,300	(56,815,821)
Net change in unrealized appreciation (depreciation)	(6,586,258)	83,568,197
Net increase in net assets resulting from operations	29,835,890	61,330,744
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(15,887,091)	(8,717,260)
Service Class	(29,748,467)	(17,310,996)
Return of capital:
Standard Class	—	(291,558)
Service Class	—	(582,684)
	(45,635,558)	(26,902,498)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	102,754,663	39,522,976
Service Class	71,925,924	65,864,185
Reinvestment of dividends and distributions:
Standard Class	15,887,091	9,008,818
Service Class	29,748,467	17,893,680
	220,316,145	132,289,659
Cost of shares redeemed:
Standard Class	(87,815,782)	(216,265,312)
Service Class	(121,468,586)	(153,037,119)
	(209,284,368)	(369,302,431)
Increase (decrease) in net assets derived from capital share transactions	11,031,777	(237,012,772)
NET DECREASE IN NET ASSETS	(4,767,891)	(202,584,526)
NET ASSETS:
Beginning of year	1,206,725,407	1,409,309,933
End of year	$1,201,957,516	$1,206,725,407
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Inflation Protected Bond Fund-10

LVIP BlackRock Inflation Protected Bond Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Inflation Protected Bond Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$9.140	$8.913	$10.328	$10.562	$10.048
Income (loss) from investment operations:
Net investment income (loss)[1]	0.233	0.259	0.659	0.345	(0.002)
Net realized and unrealized gain (loss)	0.011	0.192	(1.135)	0.144	0.533
Total from investment operations	0.244	0.451	(0.476)	0.489	0.531
Less dividends and distributions from:
Net investment income	(0.370)	(0.218)	(0.827)	(0.496)	(0.017)
Return of capital	—	(0.006)	(0.112)	(0.227)	—
Total dividends and distributions	(0.370)	(0.224)	(0.939)	(0.723)	(0.017)
Net asset value, end of period	$9.014	$9.140	$8.913	$10.328	$10.562
Total return[2]	2.64%	5.07%	(4.70% )	4.67%	5.28%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$401,210	$375,733	$531,209	$806,737	$656,834
Ratio of expenses to average net assets[3]	0.88%	0.63%	0.55%	0.48%	0.49%
Ratio of net investment income (loss) to average net assets[4,5]	2.51%	2.85%	6.54%	3.22%	(0.01% )
Portfolio turnover	235%	210%	266%	72%	99%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[3]	The ratio of expenses to average net assets excluding interest expense for the years ended December 31, 2024, 2023 and 2022 is 0.50%, 0.50% and 0.49% respectively.
[4]	Recognition of net investment income by the fund may be affected by inflation/deflation adjustments through period end and the actual annual net investment income ratio may differ.
[5]	The ratio of net investment income to average net assets excluding interest expense for the years ended December 31, 2024, 2023 and 2022 is 2.89%, 2.98% and 6.60% respectively.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Inflation Protected Bond Fund-11

LVIP BlackRock Inflation Protected Bond Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Inflation Protected Bond Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$9.136	$8.909	$10.322	$10.536	$10.049
Income (loss) from investment operations:
Net investment income (loss)[1]	0.209	0.236	0.631	0.318	(0.027)
Net realized and unrealized gain (loss)	0.012	0.191	(1.131)	0.143	0.531
Total from investment operations	0.221	0.427	(0.500)	0.461	0.504
Less dividends and distributions from:
Net investment income	(0.347)	(0.194)	(0.801)	(0.463)	(0.017)
Return of capital	—	(0.006)	(0.112)	(0.212)	—
Total dividends and distributions	(0.347)	(0.200)	(0.913)	(0.675)	(0.017)
Net asset value, end of period	$9.010	$9.136	$8.909	$10.322	$10.536
Total return[2]	2.38%	4.81%	(4.95% )	4.41%	5.02%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$800,747	$830,992	$878,101	$960,949	$789,740
Ratio of expenses to average net assets[3]	1.13%	0.88%	0.80%	0.73%	0.74%
Ratio of net investment income (loss) to average net assets[4,5]	2.26%	2.60%	6.29%	2.97%	(0.26% )
Portfolio turnover	235%	210%	266%	72%	99%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[3]	The ratio of expenses to average net assets excluding interest expense for the years ended December 31, 2024, 2023 and 2022 is 0.75%, 0.75% and 0.74% respectively.
[4]	Recognition of net investment income by the fund may be affected by inflation/deflation adjustments through period end and the actual annual net investment income ratio may differ.
[5]	The ratio of net investment income to average net assets excluding interest expense for the years ended December 31, 2024, 2023 and 2022 is 2.64%, 2.73% and 6.35% respectively.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Inflation Protected Bond Fund-12

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock Inflation Protected Bond Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a non-diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to maximize real return, consistent with preservation of real capital and prudent investment management.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.   Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.   Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Non exchange-traded options are valued at the last reported sale price.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
LVIP BlackRock Inflation Protected Bond Fund-13

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies”. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of December 31, 2024, the value and cost of foreign currency held by the LVIP BlackRock Inflation Protected Bond Fund is $1,249,032 and $1,269,908 respectively.
Reverse Repurchase Agreements–The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells securities to a bank or broker/dealer and agrees to repurchase the securities at an agreed upon date and price. The Fund will maintain, in a segregated account with its custodian, cash, cash equivalents or U.S. government securities in an amount sufficient to cover its obligations under reverse repurchase agreements. The Fund will subject its reverse repurchase agreements to the borrowing provisions set forth in the 1940 Act. The use of reverse repurchase agreements by the Fund creates leverage, which increases the Fund’s investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, the Fund’s earnings or NAV will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or NAV would decline faster than otherwise would be the case.
Cash and Cash Equivalents–Cash and cash equivalents include deposits held at financial institutions, which are available for the Fund’s use with no restrictions, with original maturities of 90 days or less.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
LVIP BlackRock Inflation Protected Bond Fund-14

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.45% of the first $500 million of the Fund’s average daily net assets; and 0.40% of the Fund’s average daily net assets in excess of $500 million.   The management fee is calculated daily and paid monthly.
BlackRock Financial Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$100,241
Legal	15,224
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $16,471 for the year ended December 31, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$430,259
Distribution fees payable to LFD	170,373
Shareholder servicing fees payable to Lincoln Life	29,658
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   For the year ended December 31, 2024, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$272,336,430
Purchases of U.S. government securities	2,883,568,930
Sales other than U.S. government securities	234,768,784
Sales of U.S. government securities	2,969,255,314
LVIP BlackRock Inflation Protected Bond Fund-15

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments and derivatives	$1,421,669,127
Aggregate unrealized appreciation of investments and derivatives	$4,868,388
Aggregate unrealized depreciation of investments and derivatives	(104,422,448)
Net unrealized depreciation of investments and derivatives	$(99,554,060)
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP BlackRock Inflation Protected Bond Fund-16

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Mortgage-Backed Securities	$—	$54,194,007	$—	$54,194,007
Corporate Bonds	—	17,457,918	—	17,457,918
Non-Agency Asset-Backed Securities	—	29,823,077	—	29,823,077
Non-Agency Collateralized Mortgage Obligations	—	14,133,944	—	14,133,944
Non-Agency Commercial Mortgage-Backed Securities	—	13,071,054	—	13,071,054
Sovereign Bonds	—	469,668,169	—	469,668,169
Supranational Banks	—	9,572,986	—	9,572,986
U.S. Treasury Obligations	—	708,078,036	—	708,078,036
Money Market Fund	5,639,489	—	—	5,639,489
Options Purchased	381,187	620,485	—	1,001,672
Total Investments	$6,020,676	$1,316,619,676	$—	$1,322,640,352
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$9,760,242	$—	$9,760,242
Futures Contracts	$698,814	$—	$—	$698,814
Swap Contracts	$—	$238,086	$—	$238,086
Liabilities:
Foreign Currency Exchange Contracts	$—	$(301,572)	$—	$(301,572)
Futures Contracts	$(243,404)	$—	$—	$(243,404)
Reverse Repurchase Agreements	$—	$(72,582,600)	$—	$(72,582,600)
Swap Contracts	$—	$(1,161,325)	$—	$(1,161,325)
Options Written	$(101,650)	$(504,771)	$—	$(606,421)
There were no Level 3 investments at the beginning or end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale and straddle loss deferrals, mark-to-market adjustments on certain derivatives and premium amortization adjustments on certain debt instruments.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Year Ended
	12/31/24	12/31/23
Ordinary income	$45,635,558	$26,028,256
Return of capital	—	874,242
Total	$45,635,558	$26,902,498
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$5,740,734
Capital loss carryforward	(118,436,977)
Other temporary differences	(1,996,609)
Net unrealized depreciation	(99,554,060)
Distributable earnings/(accumulated loss)	$(214,246,912)
LVIP BlackRock Inflation Protected Bond Fund-17

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
 5. Components of Distributable Earnings on a Tax Basis (continued)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, there were no permanent differences requiring a reclassification.
As of December 31, 2024, the Fund had the following capital loss carryforwards for federal income tax purposes:
Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$38,166,374	$80,270,603	$118,436,977
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/24	12/31/23
Shares sold:
Standard Class	11,123,950	4,346,252
Service Class	7,806,972	7,253,597
Shares reinvested:
Standard Class	1,745,834	994,131
Service Class	3,269,781	1,975,238
	23,946,537	14,569,218
Shares redeemed:
Standard Class	(9,466,824)	(23,829,691)
Service Class	(13,158,615)	(16,840,430)
	(22,625,439)	(40,670,121)
Net increase (decrease)	1,321,098	(26,100,903)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Effective, February 12, 2025, the line of credit was renewed.
The Fund had no amounts outstanding as of December 31, 2024, or at any time during the year.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts– The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts and foreign cross currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts and foreign cross currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from
LVIP BlackRock Inflation Protected Bond Fund-18

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the year ended December 31, 2024, the Fund entered into foreign currency exchange contracts and foreign cross currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2024, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and to facilitate investments in portfolio securities .
Options Contracts–During the year ended December 31, 2024, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund's overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.
During the year ended December 31, 2024, the Fund used options contracts to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions; to protect the value of portfolio securities; to facilitate investments in portfolio securities and to take advantage of liquidity available in the options market.
Swap Contracts–The Fund enters into inflation swap contracts in the normal course of pursuing its investment objective and strategies. The Fund may use inflation swaps to hedge the inflation risk in nominal bonds, thereby creating synthetic inflation-indexed bonds.
Interest Rate Swaps–An interest rate swap contract is an exchange of interest rates between counterparties. An interest rate swap generally involves one party making payments based on a fixed interest rate in return for payments from a counterparty based on a variable or floating interest rate. The Fund may enter into either side of such swap contract. Interest rate swaps may be used to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from (paid to) the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is
LVIP BlackRock Inflation Protected Bond Fund-19

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
positive. This risk is mitigated by (1) for bilateral swap contracts having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, trading these instruments through a central counterparty.
During the year ended December 31, 2024, the Fund used interest rate swap contracts to manage the Fund's sensitivity to interest rates or to hedge against changes in interest rates.
Inflation Swap- Inflation swap agreements involve commitments to pay a regular stream of inflation-indexed cash payments in exchange for receiving a stream of nominal interest payments (or vice versa), where both payment streams are based on notional amounts. The nominal interest payments may be based on either a fixed interest rate or variable interest rate such as the Secured Overnight Financing Rate (SOFR). The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated, for bilateral swap contracts, by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
During the year ended December 31, 2024, the Fund used inflation swaps to hedge the inflation risks in nominal bonds (i.e., non-inflation-protected bonds) thereby creating "synthetic" inflation-indexed bonds.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.
Fair values of derivative instruments as of December 31, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Liabilities net of receivables and other assets	$9,760,242	Liabilities net of receivables and other assets	$(301,572)
Futures contracts (Interest rate contracts)	Liabilities net of receivables and other assets	698,814	Liabilities net of receivables and other assets	(243,404)
Options purchased (Interest rate contracts)	Liabilities net of receivables and other assets	1,001,672	Liabilities net of receivables and other assets	—
Options written (Interest rate contracts)	Liabilities net of receivables and other assets	—	Liabilities net of receivables and other assets	(606,421)
Swap contracts (Interest rate contracts & Inflation contracts)	Liabilities net of receivables and other assets	238,086	Liabilities net of receivables and other assets	(1,161,325)
Total		$11,698,814		$(2,312,722)
LVIP BlackRock Inflation Protected Bond Fund-20

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$21,344,927	$13,671,410
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	3,607,083	4,940,525
Options purchased (Equity contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	610,857	(535,709)
Options purchased (Currency contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	(80,936)	—
Options purchased (Interest rate contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	(750,438)	(626,259)
Options written (Equity contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	(766,267)	334,138
Options written (Currency contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	45,658	—
Options written (Interest rate contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	2,580,504	110,507
Swap contracts (Interest rate contracts & Inflation contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(2,343,394)	(784,140)
Total		$24,247,994	$17,110,472
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2024.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$465,529,700	$965,759,398
Futures contracts (average notional value)	32,076,936	164,681,812
Options contracts (average value)	963,543	1,456,147
Interest rate swap contracts (average notional value)*	418,374,113	(74,705,011)
Inflation rate swap contracts (average notional value)	23,482,277	(47,489,130)

*Long represents paying floating interest payments and short represent receiving floating interest payments.
At December 31, 2024, the Fund posted securities collateral for certain open bilateral derivatives as follows:
Broker	Cash Collateral	Securities Collateral
JPMorgan Chase Bank	$40,000	$257,056
Total	$40,000	$257,056
At December 31, 2024, the Fund received cash collateral for certain open bilateral derivatives as follows:
Broker	Cash Collateral
Citigroup Global Markets	$229,121
Goldman Sachs International	190,000
Total	$419,121
LVIP BlackRock Inflation Protected Bond Fund-21

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At December 31, 2024, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
Bank of America N.A.	$6,598,511	$—	$6,598,511
Bank of New York Mellon	193,785	—	193,785
Barclays Bank PLC	98,593	(1,316)	97,277
BNP Paribas SA	167,133	—	167,133
Citigroup Global Markets	266,581	(52,439)	214,142
Commonwealth Bank of Australia	223,165	(1,842)	221,323
Deutsche Bank	404,095	—	404,095
Goldman Sachs International	390,540	(234,505)	156,035
Hong Kong Shanghai Bank	89,622	—	89,622
Imperial Bank of Canada	—	(66,802)	(66,802)
JPMorgan Chase Bank	68,407	(282,164)	(213,757)
Royal Bank of Canada	241,487	—	241,487
Standard Chartered Bank	27,677	—	27,677
Toronto Dominion Bank	33,962	—	33,962
UBS AG	1,571,490	(167,275)	1,404,215
Total	$10,375,048	$(806,343)	$9,568,705

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
Bank of America N.A.	$6,598,511	$—	$—	$—	$—	$6,598,511
Bank of New York Mellon	193,785	—	—	—	—	193,785
Barclays Bank PLC	97,277	—	—	—	—	97,277
BNP Paribas SA	167,133	—	—	—	—	167,133
Citigroup Global Markets	214,142	—	(214,142)	—	—	—
Commonwealth Bank of Australia	221,323	—	—	—	—	221,323
Deutsche Bank	404,095	—	—	—	—	404,095
Goldman Sachs International	156,035	—	(156,035)	—	—	—
Hong Kong Shanghai Bank	89,622	—	—	—	—	89,622
Imperial Bank of Canada	(66,802)	—	—	—	—	(66,802)
JPMorgan Chase Bank	(213,757)	—	—	173,757	40,000	—
Royal Bank of Canada	241,487	—	—	—	—	241,487
Standard Chartered Bank	27,677	—	—	—	—	27,677
Toronto Dominion Bank	33,962	—	—	—	—	33,962
UBS AG	1,404,215	—	—	—	—	1,404,215
Total	$9,568,705	$—	$(370,177)	$173,757	$40,000	$9,412,285

1	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
LVIP BlackRock Inflation Protected Bond Fund-22

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
Reverse repurchase agreements
Reverse repurchase transactions are entered into by the Fund under Master Reverse Repurchase Agreements (each, an “MRRA”), which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRRA with collateral  held and/or posted to the counterparty  and create one single net payment due to or from the Fund. With reverse repurchase transactions, typically the Fund and the counterparties are permitted to sell, repledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRRA counterparty’s  bankruptcy or insolvency. Pursuant to the terms of the MRRA, the Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRRA counterparty,  the Fund is considered  unsecured creditors with respect to excess collateral and, as such, the return of excess collateral may be delayed. As of December 31, 2024, the following table is a summary of the Fund’s reverse repurchase agreements by counterparty which are subject to offset under an MRRA:
Counterparty	Reverse Repurchase Agreement	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
Bank of America N.A.	$(28,527,600)	$28,324,289	$—	$(203,311)
Morgan Stanley	(27,615,000)	27,293,571	—	(321,429)
Nomura	(16,440,000)	16,347,872	—	(92,128)
Total	$(72,582,600)	$71,965,732	$—	$(616,868)

1Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
9. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund primarily invests in inflation protected debt securities whose principal and/or interest payments are adjusted for inflation, unlike traditional debt securities that make fixed principal and interest payments. Under normal circumstances, the Fund will invest at least 80% of its net assets in inflation protected debt securities issued by the U.S. government, its agencies or instrumentalities, foreign governments and corporations, which may include synthetic investments such as options, forwards, futures contracts, or swap agreements that, when combined with non-inflation indexed bonds, have economic characteristics similar to inflation-indexed bonds.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal
LVIP BlackRock Inflation Protected Bond Fund-23

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
 9. Risk Factors (continued)
payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP BlackRock Inflation Protected Bond Fund-24

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP BlackRock Inflation Protected Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP BlackRock Inflation Protected Bond Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP BlackRock Inflation Protected Bond Fund–25

LVIP BlackRock Real Estate Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP BlackRock Real Estate Fund

LVIP BlackRock Real Estate Fund
Statement of Net Assets
December 31, 2024

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.13%
Australia–5.75%
†DigiCo Infrastructure REIT	410,133	$1,129,641
Goodman Group	193,245	4,262,865
Lendlease Corp. Ltd.	327,416	1,262,536
National Storage REIT	2,084,910	3,019,666
†NEXTDC Ltd.	226,118	2,109,133
Region RE Ltd.	1,146,393	1,468,789
Stockland	665,093	1,975,965
		15,228,595
Belgium–0.77%
VGP NV	27,554	2,037,885
		2,037,885
Canada–0.61%
Choice Properties Real Estate Investment Trust	172,828	1,605,102
		1,605,102
France–1.44%
†Unibail-Rodamco -Westfield	50,485	3,802,883
		3,802,883
Germany–2.21%
Vonovia SE	192,007	5,845,240
		5,845,240
Hong Kong–4.41%
CK Asset Holdings Ltd.	321,000	1,318,445
Link REIT	1,130,960	4,783,534
Sun Hung Kai Properties Ltd.	407,000	3,911,925
Wharf Real Estate Investment Co. Ltd.	649,046	1,659,667
		11,673,571
Japan–8.66%
Invincible Investment Corp.	4,962	2,079,490
Japan Airport Terminal Co. Ltd.	42,000	1,324,213
Japan Hotel REIT Investment Corp.	6,056	2,706,662
Katitas Co. Ltd.	94,000	1,347,436
KDX Realty Investment Corp.	2,010	1,908,169
Mitsubishi Estate Co. Ltd.	496,100	6,886,733
Mitsui Fudosan Logistics Park, Inc.	4,314	2,780,879
Orix JREIT, Inc.	2,002	2,087,865
Tokyu Fudosan Holdings Corp.	291,700	1,780,368
		22,901,815
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore–1.81%
CapitaLand Investment Ltd.	1,032,800	$1,981,427
Keppel DC REIT	1,752,200	2,797,054
		4,778,481
Spain–1.33%
Merlin Properties Socimi SA	333,798	3,512,968
		3,512,968
Sweden–1.40%
†Castellum AB	155,910	1,702,724
Sagax AB Class B	97,716	2,005,346
		3,708,070
Switzerland–1.14%
Swiss Prime Site AG	27,738	3,023,293
		3,023,293
United Kingdom–3.57%
Land Securities Group PLC	284,025	2,076,534
Tritax Big Box REIT PLC	2,825,523	4,693,959
UNITE Group PLC	265,474	2,680,377
		9,450,870
United States–65.03%
Agree Realty Corp.	85,227	6,004,242
Alexandria Real Estate Equities, Inc.	4,169	406,686
American Homes 4 Rent Class A	122,217	4,573,360
AvalonBay Communities, Inc.	48,718	10,716,498
BXP, Inc.	60,518	4,500,119
Cousins Properties, Inc.	71,686	2,196,459
CubeSmart	123,069	5,273,507
Digital Realty Trust, Inc.	21,228	3,764,361
EastGroup Properties, Inc.	26,661	4,278,824
EPR Properties	102,759	4,550,169
Equinix, Inc.	22,297	21,023,618
Equity LifeStyle Properties, Inc.	55,091	3,669,061
Essential Properties Realty Trust, Inc.	136,697	4,275,882
Extra Space Storage, Inc.	49,622	7,423,451
Federal Realty Investment Trust	49,719	5,566,042
Healthpeak Properties, Inc.	189,101	3,833,077
Lamar Advertising Co. Class A	5,253	639,500
Lineage, Inc.	45,645	2,673,428
Macerich Co.	51,144	1,018,788
LVIP BlackRock Real Estate Fund-1

LVIP BlackRock Real Estate Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Mid-America Apartment Communities, Inc.	58,623	$9,061,357
Omega Healthcare Investors, Inc.	104,775	3,965,734
Outfront Media, Inc.	39,096	693,563
Prologis, Inc.	155,952	16,484,126
Regency Centers Corp.	87,243	6,449,875
Ryman Hospitality Properties, Inc.	45,387	4,735,680
SBA Communications Corp.	5,852	1,192,638
Simon Property Group, Inc.	56,482	9,726,765
Sunstone Hotel Investors, Inc.	98,501	1,166,252
Ventas, Inc.	109,483	6,447,454
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
VICI Properties, Inc.	237,276	$6,930,832
Welltower, Inc.	70,042	8,827,393
		172,068,741
Total Common Stock (Cost $222,196,740)		259,637,514

MONEY MARKET FUND–1.63%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 4.43%)	4,327,687	4,327,687
Total Money Market Fund (Cost $4,327,687)		4,327,687

TOTAL INVESTMENTS–99.76% (Cost $226,524,427)	263,965,201
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.24%	627,380
NET ASSETS APPLICABLE TO 35,773,077 SHARES OUTSTANDING–100.00%	$264,592,581
NET ASSET VALUE PER SHARE–LVIP BLACKROCK REAL ESTATE FUND STANDARD CLASS ($187,886,883 / 25,286,888 Shares)		$7.430
NET ASSET VALUE PER SHARE–LVIP BLACKROCK REAL ESTATE FUND SERVICE CLASS ($76,705,698 / 10,486,189 Shares)		$7.315
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)		$273,381,280
Distributable earnings/(accumulated loss)		(8,788,699)
TOTAL NET ASSETS		$264,592,581

ΔSecurities have been classified by country of origin.
†Non-income producing.

★Includes $20,000 cash collateral held at broker for certain open bilateral derivatives, $348,698 payable for fund shares redeemed, $49,810 other accrued expenses payable, $184,163 due to manager and affiliates, $25,560 payable for audit fee and $28,463 payable for fund accounting fee as of December 31, 2024.

The following foreign currency exchange contracts were outstanding at December 31, 2024:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BCLY	CAD	10,000	USD	(7,122)	1/15/25	$—	$(161)
BCLY	GBP	71,000	USD	(91,088)	1/15/25	—	(2,214)
BCLY	HKD	(691,000)	USD	88,843	1/15/25	—	(135)
BCLY	JPY	18,781,000	USD	(121,888)	1/15/25	—	(2,308)
BCLY	SEK	15,382,000	USD	(1,485,186)	1/15/25	—	(93,775)
BCLY	SEK	(1,073,000)	USD	100,670	1/15/25	3,610	—
BCLY	SGD	(3,869,000)	USD	2,876,434	1/15/25	41,497	—
BOA	AUD	(2,058,000)	USD	1,372,525	1/15/25	98,706	—
BOA	DKK	15,339,000	USD	(2,235,627)	1/15/25	—	(103,310)
LVIP BlackRock Real Estate Fund-2

LVIP BlackRock Real Estate Fund
Statement of Net Assets (continued)
Foreign Currency Exchange Contracts1 (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	EUR	(158,000)	USD	165,900	1/15/25	$2,136	$—
BOA	GBP	15,000	USD	(19,490)	1/15/25	—	(714)
BOA	GBP	(287,000)	USD	371,697	1/15/25	12,449	—
BOA	JPY	40,979,000	USD	(263,670)	1/15/25	—	(2,754)
BOA	SGD	7,929,000	USD	(6,084,782)	1/15/25	—	(274,956)
CITI	AUD	(301,000)	USD	195,210	1/15/25	8,903	—
CITI	CAD	237,000	USD	(172,549)	1/15/25	—	(7,580)
CITI	SGD	99,000	USD	(75,205)	1/15/25	—	(2,665)
DB	EUR	(660,000)	USD	706,797	1/15/25	22,719	—
DB	JPY	(20,813,000)	USD	138,506	1/15/25	5,988	—
DB	SEK	(1,634,000)	USD	150,408	1/15/25	2,601	—
HSBC	AUD	(2,651,000)	USD	1,694,154	1/15/25	53,291	—
HSBC	CAD	5,264,000	USD	(3,836,207)	1/15/25	—	(172,100)
HSBC	CHF	(126,000)	USD	146,858	1/15/25	7,783	—
HSBC	DKK	(5,000)	USD	705	1/15/25	10	—
HSBC	EUR	(436,000)	USD	460,861	1/15/25	8,954	—
HSBC	GBP	(380,000)	USD	478,601	1/15/25	2,942	—
HSBC	HKD	(68,468,000)	USD	8,823,734	1/15/25	7,274	—
HSBC	HKD	10,002,000	USD	(1,288,539)	1/15/25	—	(607)
HSBC	HKD	4,987,000	USD	(641,345)	1/15/25	819	—
HSBC	HKD	(4,216,000)	USD	542,117	1/15/25	—	(767)
HSBC	ILS	3,293,000	USD	(876,744)	1/15/25	29,355	—
HSBC	JPY	183,646,000	USD	(1,204,334)	1/15/25	—	(35,051)
HSBC	KRW	346,424,000	USD	(257,777)	1/15/25	—	(23,142)
HSBC	SEK	(640,000)	USD	58,895	1/15/25	1,002	—
HSBC	SGD	(424,000)	USD	321,976	1/15/25	11,298	—
JPMC	AUD	335,000	USD	(218,143)	1/15/25	—	(10,791)
JPMC	CHF	(180,000)	USD	210,176	1/15/25	11,496	—
JPMC	DKK	(31,055,000)	USD	4,568,169	1/15/25	251,129	—
JPMC	EUR	(2,099,000)	USD	2,302,333	1/15/25	126,755	—
JPMC	EUR	59,000	USD	(64,521)	1/15/25	—	(3,368)
JPMC	GBP	(65,000)	USD	84,284	1/15/25	2,921	—
JPMC	GBP	24,000	USD	(31,118)	1/15/25	—	(1,076)
JPMC	JPY	22,492,000	USD	(152,002)	1/15/25	—	(8,794)
JPMC	JPY	(48,031,000)	USD	323,878	1/15/25	18,062	—
JPMC	NZD	1,309,000	USD	(796,147)	1/15/25	—	(63,697)
JPMC	SEK	(709,000)	USD	65,170	1/15/25	1,036	—
SCB	AUD	7,919,000	USD	(5,329,641)	1/15/25	—	(428,098)
SCB	CAD	424,000	USD	(308,175)	1/15/25	—	(13,042)
SCB	EUR	321,000	USD	(340,016)	1/15/25	—	(7,305)
SCB	GBP	178,000	USD	(228,104)	1/15/25	—	(5,295)
SCB	HKD	2,409,000	USD	(310,104)	1/15/25	98	—
SCB	JPY	9,826,000	USD	(64,658)	1/15/25	—	(2,096)
SSB	AUD	(1,329,000)	USD	891,941	1/15/25	69,343	—
SSB	AUD	105,000	USD	(70,193)	1/15/25	—	(5,203)
SSB	CAD	431,000	USD	(313,376)	1/15/25	—	(13,371)
SSB	CAD	(601,000)	USD	433,677	1/15/25	15,340	—
SSB	DKK	15,773,000	USD	(2,323,397)	1/15/25	—	(130,749)
SSB	EUR	994,000	USD	(1,085,238)	1/15/25	—	(54,975)
SSB	GBP	(43,000)	USD	55,221	1/15/25	1,396	—
SSB	GBP	212,000	USD	(269,241)	1/15/25	—	(3,873)
SSB	HKD	2,418,000	USD	(311,568)	1/15/25	—	(208)
SSB	JPY	(428,126,257)	USD	2,898,122	1/15/25	172,217	—
SSB	JPY	78,997,000	USD	(519,402)	1/15/25	—	(16,424)
SSB	SEK	(3,996,000)	USD	374,263	1/15/25	12,797	—
UBS	AUD	(1,652,000)	USD	1,077,585	1/15/25	55,064	—
UBS	CAD	9,000	USD	(6,308)	1/15/25	—	(43)
UBS	CHF	388,000	USD	(457,199)	1/15/25	—	(28,935)
UBS	EUR	186,000	USD	(199,337)	1/15/25	—	(6,551)
UBS	EUR	(26,000)	USD	27,395	1/15/25	446	—
UBS	GBP	(368,000)	USD	479,979	1/15/25	19,340	—
LVIP BlackRock Real Estate Fund-3

LVIP BlackRock Real Estate Fund
Statement of Net Assets (continued)
Foreign Currency Exchange Contracts1 (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
UBS	GBP	866,000	USD	(1,119,590)	1/15/25	$—	$(35,589)
UBS	HKD	6,630,000	USD	(854,065)	1/15/25	—	(335)
UBS	JPY	99,908,000	USD	(654,470)	1/15/25	—	(18,350)
UBS	JPY	(80,867,000)	USD	526,070	1/15/25	11,185	—
UBS	NOK	1,729,000	USD	(160,860)	1/15/25	—	(8,977)
UBS	SGD	2,000	USD	(1,492)	1/15/25	—	(27)
Total Foreign Currency Exchange Contracts						$1,089,962	$(1,589,411)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.

Summary of Abbreviations:
AUD–Australian Dollar
BCLY–Barclays Bank
BOA–Bank of America
CAD–Canadian Dollar
CHF–Swiss Franc
CITI–Citigroup Global Markets
DB–Deutsche Bank
DKK–Danish Krone
EUR–Euro
GBP–British Pound Sterling
HKD–Hong Kong Dollar
HSBC–Hong Kong and Shanghai Banking Corporation
ILS–Israeli Shekel
JPMC–JPMorgan Chase
JPY–Japanese Yen
KRW–South Korean Won
NOK–Norwegian Krone
NZD–New Zealand Dollar
REIT–Real Estate Investment Trust
SCB–Standard Chartered Bank
SEK–Swedish Krona
SGD–Singapore Dollar
SSB–State Street Bank
USD–United States Dollar
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Real Estate Fund-4

LVIP BlackRock Real Estate Fund
Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Dividends	$9,424,246
Interest	148,258
Foreign taxes withheld	(292,958)
9,279,546
EXPENSES:
Management fees	2,059,627
Distribution fees-Service Class	198,698
Shareholder servicing fees	83,300
Accounting and administration expenses	77,991
Custodian fees	77,634
Professional fees	48,165
Reports and statements to shareholders	15,600
Consulting fees	13,480
Trustees’ fees and expenses	9,393
Pricing fees	4,389
Other	53,871
2,642,148
Less:
Management fees waived	(53,724)
Total operating expenses	2,588,424
NET INVESTMENT INCOME	6,691,122
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	20,317,518
Foreign currencies	22,747
Foreign currency exchange contracts	(75,377)
Swap contracts	(10,866)
Net realized gain	20,254,022
Net change in unrealized appreciation (depreciation) of:
Investments	(22,027,010)
Foreign currencies	(16,890)
Foreign currency exchange contracts	(1,337,600)
Swap contracts	18,244
Net change in unrealized appreciation (depreciation)	(23,363,256)
NET REALIZED AND UNREALIZED LOSS	(3,109,234)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,581,888
See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Real Estate Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/24	12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$6,691,122	$8,058,454
Net realized gain (loss)	20,254,022	(19,660,918)
Net change in unrealized appreciation (depreciation)	(23,363,256)	49,995,469
Net increase in net assets resulting from operations	3,581,888	38,393,005
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(4,923,607)	(6,523,195)
Service Class	(1,857,148)	(2,133,445)
Return of capital:
Standard Class	(340,851)	—
Service Class	(130,391)	—
	(7,251,997)	(8,656,640)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	26,456,707	33,450,919
Service Class	11,408,582	9,090,206
Reinvestment of dividends and distributions:
Standard Class	5,264,458	6,523,195
Service Class	1,987,539	2,133,445
	45,117,286	51,197,765
Cost of shares redeemed:
Standard Class	(79,473,780)	(75,013,526)
Service Class	(19,203,781)	(16,884,524)
	(98,677,561)	(91,898,050)
Decrease in net assets derived from capital share transactions	(53,560,275)	(40,700,285)
NET DECREASE IN NET ASSETS	(57,230,384)	(10,963,920)
NET ASSETS:
Beginning of year	321,822,965	332,786,885
End of year	$264,592,581	$321,822,965
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Real Estate Fund-5

LVIP BlackRock Real Estate Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Real Estate Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$7.511	$6.835	$10.027	$8.712	$9.769
Income (loss) from investment operations:
Net investment income[1]	0.181	0.176	0.185	0.246	0.176
Net realized and unrealized gain (loss)	(0.049)	0.710	(3.052)	2.146	(0.458)
Total from investment operations	0.132	0.886	(2.867)	2.392	(0.282)
Less dividends and distributions from:
Net investment income	(0.201)	(0.210)	(0.099)	(0.687)	(0.464)
Net realized gain	—	—	(0.200)	(0.390)	(0.311)
Return of capital	(0.012)	—	(0.026)	—	—
Total dividends and distributions	(0.213)	(0.210)	(0.325)	(1.077)	(0.775)
Net asset value, end of period	$7.430	$7.511	$6.835	$10.027	$8.712
Total return[2]	1.61%	13.06%	(28.64% )	28.02%	(2.21% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$187,887	$238,518	$251,437	$372,538	$332,627
Ratio of expenses to average net assets	0.83%	0.82%	0.81%	0.79%	0.81%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.85%	0.84%	0.83%	0.81%	0.83%
Ratio of net investment income to average net assets	2.40%	2.53%	2.27%	2.47%	2.09%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.38%	2.51%	2.25%	2.45%	2.07%
Portfolio turnover	60%	69%	79%	77%	120%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Real Estate Fund-6

LVIP BlackRock Real Estate Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Real Estate Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$7.398	$6.735	$9.885	$8.602	$9.658
Income (loss) from investment operations:
Net investment income[1]	0.160	0.156	0.162	0.218	0.153
Net realized and unrealized gain (loss)	(0.050)	0.699	(3.007)	2.117	(0.454)
Total from investment operations	0.110	0.855	(2.845)	2.335	(0.301)
Less dividends and distributions from:
Net investment income	(0.181)	(0.192)	(0.079)	(0.662)	(0.444)
Net realized gain	—	—	(0.200)	(0.390)	(0.311)
Return of capital	(0.012)	—	(0.026)	—	—
Total dividends and distributions	(0.193)	(0.192)	(0.305)	(1.052)	(0.755)
Net asset value, end of period	$7.315	$7.398	$6.735	$9.885	$8.602
Total return[2]	1.36%	12.79%	(28.82% )	27.69%	(2.45% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$76,706	$83,305	$81,350	$115,839	$101,452
Ratio of expenses to average net assets	1.08%	1.07%	1.06%	1.04%	1.06%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.10%	1.09%	1.08%	1.06%	1.08%
Ratio of net investment income to average net assets	2.15%	2.28%	2.02%	2.22%	1.84%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.13%	2.26%	2.00%	2.20%	1.82%
Portfolio turnover	60%	69%	79%	77%	120%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Real Estate Fund-7

LVIP BlackRock Real Estate Fund
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock Real Estate Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek total return through a combination of current income and long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in
LVIP BlackRock Real Estate Fund-8

LVIP BlackRock Real Estate Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of December 31, 2024, the value and cost of foreign currency held by the LVIP BlackRock Real Estate Fund is $17,838 and $19,048 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the year ended December 31, 2024.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.73% of the first $250 million of the Fund’s average daily net assets; and 0.63% of the Fund’s average daily net assets in excess of $250 million.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.02% of the first $250 million of the Fund’s average daily net assets; 0.01% of the next $500 million; and 0.00% of the Fund’s average daily net assets in excess of $750 million.   The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
BlackRock Investment Management LLC (“BlackRock”) is responsible for the day-to-day management of the Fund's investment portfolio. For these services, LFI, not the Fund, pays  a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$24,110
Legal	3,662
LVIP BlackRock Real Estate Fund-9

LVIP BlackRock Real Estate Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $6,037 for the year ended December 31, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$160,984
Distribution fees payable to LFD	16,541
Shareholder servicing fees payable to Lincoln Life	6,638
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$172,208,737
Sales	226,599,085
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments and derivatives	$238,519,911
Aggregate unrealized appreciation of investments and derivatives	$36,289,620
Aggregate unrealized depreciation of investments and derivatives	(11,074,096)
Net unrealized appreciation of investments and derivatives	$25,215,524
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP BlackRock Real Estate Fund-10

LVIP BlackRock Real Estate Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$15,228,595	$—	$—	$15,228,595
Belgium	2,037,885	—	—	2,037,885
Canada	1,605,102	—	—	1,605,102
France	3,802,883	—	—	3,802,883
Germany	—	5,845,240	—	5,845,240
Hong Kong	11,673,571	—	—	11,673,571
Japan	—	22,901,815	—	22,901,815
Singapore	4,778,481	—	—	4,778,481
Spain	3,512,968	—	—	3,512,968
Sweden	—	3,708,070	—	3,708,070
Switzerland	—	3,023,293	—	3,023,293
United Kingdom	9,450,870	—	—	9,450,870
United States	172,068,741	—	—	172,068,741
Money Market Fund	4,327,687	—	—	4,327,687
Total Investments	$228,486,783	$35,478,418	$—	$263,965,201
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$1,089,962	$—	$1,089,962
Liabilities:
Foreign Currency Exchange Contracts	$—	$(1,589,411)	$—	$(1,589,411)
There were no Level 3 investments at the beginning or end of the year.
As a result of utilizing International fair value pricing at December 31, 2024, a portion of the Fund’s common stock investments was categorized as Level 2.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale and straddle loss deferrals, foreign currency gains/losses, mark-to-market adjustments on certain derivatives and mark-to-market adjustments on passive foreign investment companies (PFICs).   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Year Ended
	12/31/24	12/31/23
Ordinary income	$6,780,755	$8,656,640
Return of capital	471,242	—
Total	$7,251,997	$8,656,640
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Capital loss carryforward	$(33,943,236)
Other temporary differences	(60,987)
Net unrealized appreciation	25,215,524
Distributable earnings/(accumulated loss)	$(8,788,699)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, there were no permanent differences requiring a reclassification.
LVIP BlackRock Real Estate Fund-11

LVIP BlackRock Real Estate Fund
Notes to Financial Statements (continued)
 5. Components of Distributable Earnings on a Tax Basis (continued)
As of December 31, 2024, the Fund had the following capital loss carryforwards for federal income tax purposes:
Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$19,010,328	$14,932,908	$33,943,236
In 2024, the Fund utilized $14,614,316 of capital loss carryforwards.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/24	12/31/23
Shares sold:
Standard Class	3,523,751	4,831,540
Service Class	1,537,468	1,330,081
Shares reinvested:
Standard Class	668,975	897,276
Service Class	256,088	297,925
	5,986,282	7,356,822
Shares redeemed:
Standard Class	(10,661,125)	(10,761,399)
Service Class	(2,568,458)	(2,446,024)
	(13,229,583)	(13,207,423)
Net decrease	(7,243,301)	(5,850,601)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Effective, February 12, 2025, the line of credit was renewed.
The Fund had no amounts outstanding as of December 31, 2024, or at any time during the year.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the year ended December 31, 2024, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
LVIP BlackRock Real Estate Fund-12

LVIP BlackRock Real Estate Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
Contracts for Difference — The Fund may enter into CFDs. CFDs are leveraged derivative instruments that allow a Fund to take a position on the change in the market price of an underlying asset, such as a stock, or the value of an index or currency exchange rate. With a short CFD, a Fund is seeking to profit from falls in the market price of the asset. CFDs are subject to liquidity risk because the liquidity of CFDs is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. It is also possible that the market price of the CFD will move between the time the order is placed by a Fund and when it is executed by the issuer, which can result in the trade being executed at a less favorable price. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require the Fund to deposit additional sums to cover this decline in value, and the margin call may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss for which a Fund is liable. The potential for margin calls and large losses are much greater in CFDs than in other leveraged products. Most CFDs are traded over-the-counter. CFDs are not registered with the U.S. Securities and Exchange Commission or any U.S. regulator, and are not subject to U.S. regulation. In a short position, the Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the CFD would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the CFD. All of these components are reflected in the market value of the CFD.
CFDs are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Periodic payments made or received are recorded as realized gains or losses.   During the year ended December 31, 2024, the Fund had open CFD contracts with a notional of $10,607 for 3 days.
During the year ended December 31, 2024, the Fund used contracts for difference to gain exposure to certain securities or markets.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.
Fair values of derivative instruments as of December 31, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$1,089,962	Receivables and other assets net of liabilities	$(1,589,411)
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(75,377)	$(1,337,600)
Swap contracts (Equity contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(10,866)	18,244
Total		$(86,243)	$(1,319,356)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2024.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$34,626,034	$29,259,248
LVIP BlackRock Real Estate Fund-13

LVIP BlackRock Real Estate Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
At December 31, 2024, the Fund posted cash collateral for certain open bilateral derivatives as follows:
Broker	Cash Collateral
Hong Kong Shanghai Bank	$20,000
Total	$20,000
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At December 31, 2024, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
Bank of America N.A.	$113,291	$(381,734)	$(268,443)
Barclays Bank PLC	45,107	(98,593)	(53,486)
Citigroup Global Markets	8,903	(10,245)	(1,342)
Deutsche Bank	31,308	—	31,308
Hong Kong Shanghai Bank	122,728	(231,667)	(108,939)
JPMorgan Chase Bank	411,399	(87,726)	323,673
Standard Chartered Bank	98	(455,836)	(455,738)
State Street Bank & Trust Company	271,093	(224,803)	46,290
UBS AG	86,035	(98,807)	(12,772)
Total	$1,089,962	$(1,589,411)	$(499,449)

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
Bank of America N.A.	$(268,443)	$—	$—	$—	$—	$(268,443)
Barclays Bank PLC	(53,486)	—	—	—	—	(53,486)
Citigroup Global Markets	(1,342)	—	—	—	—	(1,342)
Deutsche Bank	31,308	—	—	—	—	31,308
Hong Kong Shanghai Bank	(108,939)	—	—	—	20,000	(88,939)
JPMorgan Chase Bank	323,673	—	—	—	—	323,673
Standard Chartered Bank	(455,738)	—	—	—	—	(455,738)
State Street Bank & Trust Company	46,290	—	—	—	—	46,290
UBS AG	(12,772)	—	—	—	—	(12,772)
Total	$(499,449)	$—	$—	$—	$20,000	$(479,449)

1	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
9. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
LVIP BlackRock Real Estate Fund-14

LVIP BlackRock Real Estate Fund
Notes to Financial Statements (continued)
 9. Risk Factors (continued)
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP BlackRock Real Estate Fund-15

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP BlackRock Real Estate Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP BlackRock Real Estate Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and others; when replies were not received from others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP BlackRock Real Estate Fund–16

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Statement of Net Assets
December 31, 2024

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.91%
Equity Funds–67.70%
iShares Core S&P 500 ETF	290,329	$170,910,876
iShares Core S&P Mid-Cap ETF	675,781	42,107,914
iShares Edge MSCI Min Vol USA ETF	1,649,670	146,474,199
iShares Russell 2000 ETF	244,733	54,076,204
		413,569,193
Fixed Income Funds–29.00%
iShares Broad USD Investment Grade Corporate Bond ETF	586,448	29,486,606
iShares Core U.S. Aggregate Bond ETF	908,109	87,995,762
iShares Core U.S. Treasury Bond ETF	1,314,335	30,203,418
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
iShares MBS ETF	321,828	$29,505,191
		177,190,977
Money Market Fund–3.21%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.43%)	19,588,736	19,588,736
		19,588,736
Total Investment Companies (Cost $410,771,782)		610,348,906

TOTAL INVESTMENTS–99.91% (Cost $410,771,782)	610,348,906
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.09%	536,457
NET ASSETS APPLICABLE TO 43,936,382 SHARES OUTSTANDING–100.00%	$610,885,363
NET ASSET VALUE PER SHARE–LVIP BLACKROCK U.S. GROWTH ETF ALLOCATION MANAGED RISK FUND STANDARD CLASS ($27,472,652 / 1,972,165 Shares)		$13.930
NET ASSET VALUE PER SHARE–LVIP BLACKROCK U.S. GROWTH ETF ALLOCATION MANAGED RISK FUND SERVICE CLASS ($583,412,711 / 41,964,217 Shares)		$13.903
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)		$499,471,211
Distributable earnings/(accumulated loss)		111,414,152
TOTAL NET ASSETS		$610,885,363

★Includes $1,026,643 cash collateral held at broker for futures contracts, $6,714,496 payable for securities purchased, $117,449 payable for fund shares redeemed, $8,054 other accrued expenses payable, $322,060 due to manager and affiliates, $41,158 variation margin due to broker on futures contracts, $22,140 payable for audit fee and $22,737 payable for fund accounting fee as of December 31, 2024.

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund-1

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Statement of Net Assets (continued)

The following futures contracts were outstanding at December 31, 2024:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
22	E-mini Russell 2000 Index	$2,474,780	$2,615,222	3/21/25	$—	$(140,442)
44	E-mini S&P 500 Index	13,058,650	13,482,360	3/21/25	—	(423,710)
11	E-mini S&P MidCap 400 Index	3,461,370	3,648,563	3/21/25	—	(187,193)
Total Futures Contracts					$—	$(751,345)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2024.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
MBS–Mortgage-Backed Security
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund-2

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Dividends	$13,743,793
EXPENSES:
Distribution fees-Service Class	2,056,000
Management fees	1,534,076
Shareholder servicing fees	177,953
Accounting and administration expenses	99,027
Professional fees	46,165
Trustees’ fees and expenses	19,546
Reports and statements to shareholders	17,977
Custodian fees	12,510
Consulting fees	8,339
Pricing fees	224
Other	17,617
3,989,434
Less:
Management fees waived	(30,682)
Total operating expenses	3,958,752
NET INVESTMENT INCOME	9,785,041
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	25,420,253
Futures contracts	4,209,606
Net realized gain	29,629,859
Net change in unrealized appreciation (depreciation) of:
Investments	37,204,856
Futures contracts	(1,574,630)
Net change in unrealized appreciation (depreciation)	35,630,226
NET REALIZED AND UNREALIZED GAIN	65,260,085
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$75,045,126
See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/24	12/31/23
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$9,785,041	$9,262,778
Net realized gain	29,629,859	1,337,795
Net change in unrealized appreciation (depreciation)	35,630,226	55,258,079
Net increase in net assets resulting from operations	75,045,126	65,858,652
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(609,306)	(432,766)
Service Class	(10,791,068)	(8,890,903)
	(11,400,374)	(9,323,669)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,760,904	3,099,243
Service Class	32,282,018	24,863,109
Reinvestment of dividends and distributions:
Standard Class	609,306	432,766
Service Class	10,791,068	8,890,903
	47,443,296	37,286,021
Cost of shares redeemed:
Standard Class	(2,887,437)	(2,892,104)
Service Class	(100,945,469)	(58,891,412)
	(103,832,906)	(61,783,516)
Decrease in net assets derived from capital share transactions	(56,389,610)	(24,497,495)
NET INCREASE IN NET ASSETS	7,255,142	32,037,488
NET ASSETS:
Beginning of year	603,630,221	571,592,733
End of year	$610,885,363	$603,630,221
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund-3

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$12.557	$11.387	$14.317	$13.260	$13.008
Income (loss) from investment operations:
Net investment income[1]	0.262	0.229	0.179	0.144	0.196
Net realized and unrealized gain (loss)	1.422	1.179	(2.546)	1.773	0.237
Total from investment operations	1.684	1.408	(2.367)	1.917	0.433
Less dividends and distributions from:
Net investment income	(0.273)	(0.238)	(0.175)	(0.176)	(0.181)
Net realized gain	(0.038)	—	(0.388)	(0.684)	—
Total dividends and distributions	(0.311)	(0.238)	(0.563)	(0.860)	(0.181)
Net asset value, end of period	$13.930	$12.557	$11.387	$14.317	$13.260
Total return[2]	13.42%	12.35%	(16.51% )	14.66%	3.34%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$27,473	$23,354	$20,600	$22,196	$16,664
Ratio of expenses to average net assets[3]	0.31%	0.31%	0.31%	0.30%	0.31%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.32%	0.32%	0.32%	0.31%	0.31%
Ratio of net investment income to average net assets	1.93%	1.94%	1.44%	1.03%	1.55%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.92%	1.93%	1.43%	1.02%	1.55%
Portfolio turnover	6%	5%	7%	6%	20%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund-4

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$12.532	$11.367	$14.291	$13.241	$12.993
Income (loss) from investment operations:
Net investment income[1]	0.213	0.187	0.135	0.094	0.151
Net realized and unrealized gain (loss)	1.419	1.173	(2.539)	1.768	0.235
Total from investment operations	1.632	1.360	(2.404)	1.862	0.386
Less dividends and distributions from:
Net investment income	(0.223)	(0.195)	(0.132)	(0.128)	(0.138)
Net realized gain	(0.038)	—	(0.388)	(0.684)	—
Total dividends and distributions	(0.261)	(0.195)	(0.520)	(0.812)	(0.138)
Net asset value, end of period	$13.903	$12.532	$11.367	$14.291	$13.241
Total return[2]	13.03%	11.96%	(16.81% )	14.26%	2.98%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$583,412	$580,276	$550,993	$687,727	$631,897
Ratio of expenses to average net assets[3]	0.66%	0.66%	0.66%	0.65%	0.66%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.67%	0.67%	0.67%	0.66%	0.66%
Ratio of net investment income to average net assets	1.58%	1.59%	1.09%	0.68%	1.20%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.57%	1.58%	1.08%	0.67%	1.20%
Portfolio turnover	6%	5%	7%	6%	20%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund-5

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund (the “Fund”).  The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln  Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in iShares Exchange-Traded Funds (“Underlying ETFs”) or financial instruments that provide exposure to such Underlying ETFs (collectively,  the “Underlying Funds”). The Underlying Funds invest in U.S. stocks, bonds and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e. index funds). In addition to company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek a balance between current income and growth of capital, with a greater emphasis on growth of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund-6

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
Lincoln Financial Investments Corporation ("LFI") is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisers, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.25% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.
BlackRock Investment Management LLC (“BlackRock”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays BlackRock a fee based on the Fund’s average daily net assets.
Milliman Financial Risk Management LLC (“Milliman”) is responsible for managing the Fund’s managed risk strategy. For these services, LFI, not the Fund, pays Milliman a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$50,552
Legal	7,677
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,328 for the year ended December 31, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At December 31, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$129,709
Distribution fees payable to LFD	176,998
Shareholder servicing fees payable to Lincoln Life	15,353
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund-7

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
3. Investments
For the year ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$35,057,382
Sales	92,135,138
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$420,082,543
Aggregate unrealized appreciation of investments and derivatives	$210,130,296
Aggregate unrealized depreciation of investments and derivatives	(19,863,933)
Net unrealized appreciation of investments and derivatives	$190,266,363
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment Companies	$610,348,906	$—	$—	$610,348,906
Derivatives:
Liabilities:
Futures Contracts	$(751,345)	$—	$—	$(751,345)
There were no Level 3 investments at the beginning or end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale and straddle loss deferrals, mark-to-market adjustments on certain derivatives and adjustments related to distributions from underlying regulated investment companies (RICS).   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund-8

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 4. Dividend and Distribution Information (continued)
	Year Ended
	12/31/24	12/31/23
Ordinary income	$11,400,374	$9,323,669
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$14,931,672
Other temporary differences	(93,783,883)
Net unrealized appreciation	190,266,363
Distributable earnings/(accumulated loss)	$111,414,152
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, there were no permanent differences requiring a reclassification.
At December 31, 2024, the Fund had no capital loss carryforwards for federal income tax purposes.
In 2024, the Fund utilized $13,235,698 of capital loss carryforwards.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/24	12/31/23
Shares sold:
Standard Class	277,890	261,900
Service Class	2,339,108	2,110,283
Shares reinvested:
Standard Class	43,915	34,350
Service Class	779,219	707,141
	3,440,132	3,113,674
Shares redeemed:
Standard Class	(209,501)	(245,417)
Service Class	(7,457,085)	(4,986,252)
	(7,666,586)	(5,231,669)
Net decrease	(4,226,454)	(2,117,995)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Effective, February 12, 2025, the line of credit was renewed.
The Fund had no amounts outstanding as of December 31, 2024, or at any time during the year.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund-9

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2024, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.
Fair values of derivative instruments as of December 31, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(751,345)
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$4,209,606	$(1,574,630)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2024.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$19,653,940	$—
9. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund-10

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–11

LVIP Blended Large Cap Growth Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP Blended Large Cap Growth Managed Volatility Fund

LVIP Blended Large Cap Growth Managed Volatility Fund
Statement of Net Assets
December 31, 2024

	Number of Shares	Value (U.S. $)
COMMON STOCK–94.23%
Aerospace & Defense–0.24%
†Axon Enterprise, Inc.	7,310	$4,344,479
		4,344,479
Automobiles–2.21%
Ferrari NV	13,177	5,598,117
†Tesla, Inc.	84,622	34,173,748
		39,771,865
Beverages–1.48%
†Celsius Holdings, Inc.	100,897	2,657,627
†Monster Beverage Corp.	456,868	24,012,982
		26,670,609
Biotechnology–1.57%
Amgen, Inc.	4,321	1,126,225
†Genmab AS ADR	116,612	2,433,693
†Natera, Inc.	45,677	7,230,669
†Neurocrine Biosciences, Inc.	34,813	4,751,975
†Ultragenyx Pharmaceutical, Inc.	12,404	521,836
†Vertex Pharmaceuticals, Inc.	30,083	12,114,424
		28,178,822
Broadline Retail–7.59%
†Amazon.com, Inc.	621,776	136,411,437
		136,411,437
Building Products–0.30%
†Trex Co., Inc.	77,936	5,379,922
		5,379,922
Capital Markets–0.88%
Cboe Global Markets, Inc.	48,403	9,457,946
CME Group, Inc.	18,015	4,183,623
†Coinbase Global, Inc. Class A	6,624	1,644,739
Evercore, Inc. Class A	1,992	552,163
		15,838,471
Chemicals–0.98%
Ecolab, Inc.	34,698	8,130,435
Sherwin-Williams Co.	27,903	9,485,067
		17,615,502
Commercial Services & Supplies–1.02%
Cintas Corp.	11,809	2,157,504
†Copart, Inc.	281,814	16,173,306
		18,330,810
Communications Equipment–1.45%
†Arista Networks, Inc.	160,618	17,753,107
Motorola Solutions, Inc.	17,898	8,272,993
		26,026,100
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering–0.49%
Comfort Systems USA, Inc.	16,256	$6,893,519
EMCOR Group, Inc.	4,246	1,927,260
		8,820,779
Construction Materials–0.17%
Eagle Materials, Inc.	11,507	2,839,467
Vulcan Materials Co.	1,032	265,462
		3,104,929
Consumer Staples Distribution & Retail–1.63%
Costco Wholesale Corp.	31,628	28,979,788
†U.S. Foods Holding Corp.	3,807	256,820
		29,236,608
Diversified Consumer Services–0.04%
†Duolingo, Inc.	2,343	759,671
		759,671
Entertainment–2.55%
†Netflix, Inc.	49,205	43,857,401
†ROBLOX Corp. Class A	35,156	2,034,126
		45,891,527
Financial Services–4.14%
†Corpay, Inc.	1,979	669,733
Equitable Holdings, Inc.	5,854	276,133
†Fiserv, Inc.	12,881	2,646,015
Mastercard, Inc. Class A	38,973	20,522,013
†Toast, Inc. Class A	199,085	7,256,648
Visa, Inc. Class A	135,929	42,959,001
		74,329,543
Ground Transportation–1.10%
†Lyft, Inc. Class A	196,570	2,535,753
†Saia, Inc.	13,939	6,352,421
†Uber Technologies, Inc.	178,967	10,795,289
		19,683,463
Health Care Equipment & Supplies–1.27%
†Align Technology, Inc.	8,719	1,817,999
†IDEXX Laboratories, Inc.	7,062	2,919,713
†Intuitive Surgical, Inc.	28,616	14,936,407
†Penumbra, Inc.	13,446	3,193,156
		22,867,275
Health Care Providers & Services–0.94%
†Tenet Healthcare Corp.	35,972	4,540,746
UnitedHealth Group, Inc.	21,399	10,824,898
Universal Health Services, Inc. Class B	8,753	1,570,463
		16,936,107
Health Care Technology–0.51%
†Veeva Systems, Inc. Class A	43,364	9,117,281
		9,117,281
LVIP Blended Large Cap Growth Managed Volatility Fund-1

LVIP Blended Large Cap Growth Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotel & Resort REITs–0.07%
Park Hotels & Resorts, Inc.	93,744	$1,318,978
		1,318,978
Hotels, Restaurants & Leisure–2.38%
†Airbnb, Inc. Class A	67,213	8,832,460
Booking Holdings, Inc.	2,326	11,556,545
†Chipotle Mexican Grill, Inc.	226,062	13,631,539
†DoorDash, Inc. Class A	48,916	8,205,659
Texas Roadhouse, Inc.	2,967	535,336
		42,761,539
Household Products–0.51%
Procter & Gamble Co.	54,535	9,142,793
		9,142,793
Insurance–0.63%
Kinsale Capital Group, Inc.	1,989	925,144
Progressive Corp.	43,036	10,311,856
		11,237,000
Interactive Media & Services–11.84%
Alphabet, Inc. Class A	114,183	21,614,842
Alphabet, Inc. Class C	464,385	88,437,480
Meta Platforms, Inc. Class A	165,681	97,007,882
†Pinterest, Inc. Class A	77,216	2,239,264
†Reddit, Inc. Class A	21,250	3,473,100
		212,772,568
IT Services–0.68%
†Gartner, Inc.	16,575	8,030,090
†MongoDB, Inc.	3,828	891,197
†Shopify, Inc. Class A	30,264	3,217,971
		12,139,258
Leisure Products–0.05%
Hasbro, Inc.	16,372	915,358
		915,358
Life Sciences Tools & Services–1.52%
†IQVIA Holdings, Inc.	28,272	5,555,731
†Medpace Holdings, Inc.	14,611	4,854,213
†Mettler-Toledo International, Inc.	3,892	4,762,563
†Waters Corp.	15,680	5,816,966
West Pharmaceutical Services, Inc.	19,381	6,348,440
		27,337,913
Machinery–0.51%
Otis Worldwide Corp.	98,364	9,109,490
		9,109,490
Media–0.15%
†Trade Desk, Inc. Class A	23,568	2,769,947
		2,769,947
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining–0.06%
Southern Copper Corp.	11,156	$1,016,646
		1,016,646
Pharmaceuticals–2.75%
Eli Lilly & Co.	39,406	30,421,432
Merck & Co., Inc.	26,092	2,595,632
Zoetis, Inc.	100,462	16,368,274
		49,385,338
Professional Services–1.39%
Broadridge Financial Solutions, Inc.	33,295	7,527,666
Equifax, Inc.	28,454	7,251,502
Verisk Analytics, Inc.	36,699	10,108,006
		24,887,174
Semiconductors & Semiconductor Equipment–16.16%
†Advanced Micro Devices, Inc.	34,241	4,135,970
Applied Materials, Inc.	49,830	8,103,853
ASML Holding NV	5,434	3,766,197
†Astera Labs, Inc.	26,290	3,482,110
Broadcom, Inc.	247,183	57,306,907
NVIDIA Corp.	1,328,034	178,341,686
QUALCOMM, Inc.	71,671	11,010,099
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	43,181	8,527,816
Texas Instruments, Inc.	83,786	15,710,713
		290,385,351
Software–14.60%
†Adobe, Inc.	29,290	13,024,677
†AppLovin Corp. Class A	22,969	7,438,051
†Cadence Design Systems, Inc.	25,001	7,511,800
†Crowdstrike Holdings, Inc. Class A	12,748	4,361,856
†Datadog, Inc. Class A	15,213	2,173,786
†DocuSign, Inc.	8,017	721,049
†Dropbox, Inc. Class A	111,016	3,334,921
†Fair Isaac Corp.	2,167	4,314,345
Intuit, Inc.	8,437	5,302,655
†Manhattan Associates, Inc.	23,863	6,448,737
Microsoft Corp.	363,584	153,250,656
†Nutanix, Inc. Class A	3,987	243,925
Oracle Corp.	87,735	14,620,160
†ServiceNow, Inc.	20,750	21,997,490
†Synopsys, Inc.	8,992	4,364,357
†Teradata Corp.	37,361	1,163,795
†Workday, Inc. Class A	30,110	7,769,283
†Zscaler, Inc.	24,160	4,358,706
		262,400,249
LVIP Blended Large Cap Growth Managed Volatility Fund-2

LVIP Blended Large Cap Growth Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialized REITs–0.06%
Equinix, Inc.	1,179	$1,111,667
		1,111,667
Specialty Retail–2.33%
†CarMax, Inc.	76,084	6,220,628
†Carvana Co.	2,431	494,368
Home Depot, Inc.	62,380	24,265,196
Tractor Supply Co.	184,686	9,799,439
†Wayfair, Inc. Class A	23,248	1,030,352
		41,809,983
Technology Hardware, Storage & Peripherals–6.54%
Apple, Inc.	469,094	117,470,519
		117,470,519
Textiles, Apparel & Luxury Goods–1.08%
†Lululemon Athletica, Inc.	37,380	14,294,486
†On Holding AG Class A	91,798	5,027,776
		19,322,262
Trading Companies & Distributors–0.36%
United Rentals, Inc.	9,110	6,417,448
		6,417,448
Total Common Stock (Cost $870,317,791)		1,693,026,681
	Number of Shares	Value (U.S. $)
RIGHTS–0.00%
=†ABIOMED, Inc.	11,753	$11,988
Total Rights (Cost $11,988)		11,988

MONEY MARKET FUND–4.60%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.43%)	82,693,935	82,693,935
Total Money Market Fund (Cost $82,693,935)		82,693,935

TOTAL INVESTMENTS–98.83% (Cost $953,023,714)	1,775,732,604
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.17%	20,970,301
NET ASSETS APPLICABLE TO 33,141,963 SHARES OUTSTANDING–100.00%	$1,796,702,905
NET ASSET VALUE PER SHARE–LVIP BLENDED LARGE CAP GROWTH MANAGED VOLATILITY FUND STANDARD CLASS ($315,950,488 / 5,636,393 Shares)		$56.055
NET ASSET VALUE PER SHARE–LVIP BLENDED LARGE CAP GROWTH MANAGED VOLATILITY FUND SERVICE CLASS ($1,480,752,417 / 27,505,570 Shares)		$53.835
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)		$872,870,182
Distributable earnings/(accumulated loss)		923,832,723
TOTAL NET ASSETS		$1,796,702,905

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".

★Includes $274,585 cash collateral held at broker for futures contracts, $4,290,410 variation margin due from broker on futures contracts,
$2,492,783 payable for securities purchased, $1,015,022 payable for fund shares redeemed, $21,412 other accrued expenses payable,
$1,314,947 due to manager and affiliates, $1,805,879 due to custodian, $25,560 payable for audit fee and $81,334 payable for fund accounting fee as of December 31, 2024.

LVIP Blended Large Cap Growth Managed Volatility Fund-3

LVIP Blended Large Cap Growth Managed Volatility Fund
Statement of Net Assets (continued)

The following futures contracts were outstanding at December 31, 2024:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
297	E-mini S&P 500 Index	$88,145,888	$91,163,315	3/21/25	$—	$(3,017,427)
11	E-mini S&P MidCap 400 Index	3,461,370	3,666,507	3/21/25	—	(205,137)
Total Futures Contracts					$—	$(3,222,564)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2024.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Large Cap Growth Managed Volatility Fund-4

LVIP Blended Large Cap Growth Managed Volatility Fund
Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Dividends	$13,974,407
Foreign taxes withheld	(21,310)
13,953,097
EXPENSES:
Management fees	12,498,847
Distribution fees-Service Class	3,620,571
Shareholder servicing fees	507,452
Accounting and administration expenses	307,284
Professional fees	64,361
Reports and statements to shareholders	55,329
Trustees’ fees and expenses	55,141
Custodian fees	19,426
Consulting fees	18,148
Pricing fees	1,547
Other	44,940
17,193,046
Less:
Management fees waived	(1,955,526)
Total operating expenses	15,237,520
NET INVESTMENT LOSS	(1,284,423)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	202,170,058
Futures contracts	18,733,843
Net realized gain	220,903,901
Net change in unrealized appreciation (depreciation) of:
Investments	246,691,951
Futures contracts	(7,065,974)
Net change in unrealized appreciation (depreciation)	239,625,977
NET REALIZED AND UNREALIZED GAIN	460,529,878
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$459,245,455
See accompanying notes, which are an integral part of the financial statements.

LVIP Blended Large Cap Growth Managed Volatility Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/24	12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,284,423)	$3,111,366
Net realized gain	220,903,901	54,687,603
Net change in unrealized appreciation (depreciation)	239,625,977	382,064,062
Net increase in net assets resulting from operations	459,245,455	439,863,031
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(15,991,586)	(996,201)
Service Class	(78,457,513)	(2,018,674)
	(94,449,099)	(3,014,875)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	5,798,709	5,858,513
Service Class	67,488,184	65,832,367
Reinvestment of dividends and distributions:
Standard Class	15,991,586	996,201
Service Class	78,457,513	2,018,674
	167,735,992	74,705,755
Cost of shares redeemed:
Standard Class	(40,017,337)	(27,908,158)
Service Class	(322,737,568)	(227,453,039)
	(362,754,905)	(255,361,197)
Decrease in net assets derived from capital share transactions	(195,018,913)	(180,655,442)
NET INCREASE IN NET ASSETS	169,777,443	256,192,714
NET ASSETS:
Beginning of year	1,626,925,462	1,370,732,748
End of year	$1,796,702,905	$1,626,925,462
See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Large Cap Growth Managed Volatility Fund-5

LVIP Blended Large Cap Growth Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Blended Large Cap Growth Managed Volatility Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21[1]	12/31/20[2]
Net asset value, beginning of period	$45.257	$33.861	$54.396	$45.414	$37.333
Income (loss) from investment operations:
Net investment income (loss)[3]	0.071	0.164	0.065	(0.026)	0.142
Net realized and unrealized gain (loss)	13.702	11.399	(14.498)	14.057	8.747
Total from investment operations	13.773	11.563	(14.433)	14.031	8.889
Less dividends and distributions from:
Net investment income	(0.004)	(0.167)	—	—	(0.151)
Net realized gain	(2.971)	—	(6.102)	(5.049)	(0.657)
Total dividends and distributions	(2.975)	(0.167)	(6.102)	(5.049)	(0.808)
Net asset value, end of period	$56.055	$45.257	$33.861	$54.396	$45.414
Total return[4]	30.41%	34.15%	(26.73% )	30.86%	23.82%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$315,950	$271,190	$221,031	$328,574	$277,685
Ratio of expenses to average net assets	0.66%	0.67%	0.68%	0.68%	0.70%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.77%	0.78%	0.79%	0.78%	0.79%
Ratio of net investment income (loss) to average net assets	0.14%	0.42%	0.15%	(0.05% )	0.36%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.03%	0.31%	0.04%	(0.15% )	0.27%
Portfolio turnover	122%	118%	122%	156%	147%

[1]	Effective April 1, 2021, AllianceBernstein was added as a sub-adviser to the Fund.
[2]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Large Cap Growth Managed Volatility Fund-6

LVIP Blended Large Cap Growth Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Blended Large Cap Growth Managed Volatility Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21[1]	12/31/20[2]
Net asset value, beginning of period	$43.663	$32.678	$52.909	$44.388	$36.520
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.059)	0.063	(0.038)	(0.153)	0.042
Net realized and unrealized gain (loss)	13.206	10.987	(14.091)	13.723	8.540
Total from investment operations	13.147	11.050	(14.129)	13.570	8.582
Less dividends and distributions from:
Net investment income	(0.004)	(0.065)	—	—	(0.057)
Net realized gain	(2.971)	—	(6.102)	(5.049)	(0.657)
Total dividends and distributions	(2.975)	(0.065)	(6.102)	(5.049)	(0.714)
Net asset value, end of period	$53.835	$43.663	$32.678	$52.909	$44.388
Total return[4]	30.09%	33.81%	(26.92% )	30.53%	23.51%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,480,753	$1,355,735	$1,149,701	$1,519,106	$1,269,461
Ratio of expenses to average net assets	0.91%	0.92%	0.93%	0.93%	0.95%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.02%	1.03%	1.04%	1.03%	1.04%
Ratio of net investment income (loss) to average net assets	(0.11% )	0.17%	(0.10% )	(0.30% )	0.11%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.22% )	0.06%	(0.21% )	(0.40% )	0.02%
Portfolio turnover	122%	118%	122%	156%	147%

[1]	Effective April 1, 2021, AllianceBernstein was added as a sub-adviser to the Fund.
[2]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Large Cap Growth Managed Volatility Fund-7

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Blended Large Cap Growth Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a non-diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term growth of capital in a manner consistent with the preservation of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Blended Large Cap Growth Managed Volatility Fund-8

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $4,773 for the year ended December 31, 2024. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisers, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.75% of the first $500 million of the Fund’s average daily net assets; and 0.70% of the Fund’s average daily net assets in excess of $500 million.   LFI has contractually agreed to waive a portion of its advisory fee. Effective April 5, 2024, the waiver amount is 0.165% on the first $100 million of the Fund’s average daily net assets, 0.115% on the next $400 million, 0.110% on the next $1.5 billion and 0.095% of the Fund’s average daily net assets in over of $2 billion.   The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   Prior to April 5, 2024, the waiver amount was 0.155% on the first $100 million of the Fund’s average daily net assets; 0.105% on the next $400 million, 0.100% on the next $1.5 billion; and 0.085% on the over of $2 billion of the Fund’s average daily net assets.
AllianceBernstein LP (“AllianceBernstein”), is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays AllianceBernstein a fee based on AllianceBernstein’s managed portion of the Fund’s average daily net assets.
Goldman Sachs Asset Management, L.P. (“GSAM”), is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays GSAM a fee based on GSAM’s managed portion of the Fund’s average daily net assets.
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$142,914
Legal	21,702
LVIP Blended Large Cap Growth Managed Volatility Fund-9

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $17,812 for the year ended December 31, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$944,193
Distribution fees payable to LFD	325,073
Shareholder servicing fees payable to Lincoln Life	45,681
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   For the year ended December 31, 2024, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$1,982,076,269
Sales	2,233,831,918
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments and derivatives	$961,490,262
Aggregate unrealized appreciation of investments and derivatives	$838,176,613
Aggregate unrealized depreciation of investments and derivatives	(23,934,271)
Net unrealized appreciation of investments and derivatives	$814,242,342
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for
LVIP Blended Large Cap Growth Managed Volatility Fund-10

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$1,693,026,681	$—	$—	$1,693,026,681
Rights	—	—	11,988	11,988
Money Market Fund	82,693,935	—	—	82,693,935
Total Investments	$1,775,720,616	$—	$11,988	$1,775,732,604
Derivatives:

Liabilities:
Futures Contracts	$(3,222,564)	$—	$—	$(3,222,564)
During the year ended December 31, 2024, there were no material transfers to or from Level 3 investments.
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the year ended December 31, 2024.
Asset Type	Fair Value at December 31, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(a)
Rights	$11,988	Enterprise Value	Deal Terms - Intrinsic Value	#
Total	$11,988
# The quantitative unobservable inputs within this category are based on recent transactions or valuation from a pricing service or corporate action. There were no quantitative unobservable inputs significant to the valuation technique that were created by the fund’s management.

(a) Unobservable inputs were weighted by the relative fair value of the instruments, where applicable.
Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to significantly increase or decrease the fair value of the Fund's securities.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balances as of 12/31/2023	Reclassifications	Purchases	Sales	Transfer In	Transfer Out	Accretion/ (amortization)	Net realized gain (loss)	Net change in unrealized appreciation (depreciation)	Balance as of 12/31/24	Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 12/31/24
Rights	$183,464	$—	$—	$—	$—	$—	$—	$—	$(171,476)	$11,988	$(171,476)
Total	$183,464	$—	$—	$—	$—	— $	$—	$—	$(171,476)	$11,988	$(171,476)
LVIP Blended Large Cap Growth Managed Volatility Fund-11

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes to Financial Statements (continued)
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale and mark-to-market adjustments on certain derivatives and adjustments related to distributions from underlying real estate investment trusts (REITS).   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Year Ended
	12/31/24	12/31/23
Ordinary income	$94,449,099	$3,014,875
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$2,118,175
Undistributed long-term capital gains	107,472,207
Other temporary differences	(1)
Net unrealized appreciation	814,242,342
Distributable earnings/(accumulated loss)	$923,832,723
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, there were no permanent differences requiring a reclassification.
At December 31, 2024, the Fund had no capital loss carryforwards for federal income tax purposes.
In 2024, the Fund utilized $439,954 of capital loss carryforwards.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/24	12/31/23
Shares sold:
Standard Class	111,996	143,774
Service Class	1,313,857	1,728,039
Shares reinvested:
Standard Class	284,357	21,957
Service Class	1,452,539	46,116
	3,162,749	1,939,886
Shares redeemed:
Standard Class	(752,202)	(701,175)
Service Class	(6,310,979)	(5,906,577)
	(7,063,181)	(6,607,752)
Net decrease	(3,900,432)	(4,667,866)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Effective, February 12, 2025, the line of credit was renewed.
The Fund had no amounts outstanding as of December 31, 2024, or at any time during the year.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
LVIP Blended Large Cap Growth Managed Volatility Fund-12

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2024, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.
Fair values of derivative instruments as of December 31, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(3,222,564)
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$18,733,843	$(7,065,974)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2024.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$90,653,292	$—
9. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the
LVIP Blended Large Cap Growth Managed Volatility Fund-13

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes to Financial Statements (continued)
 9. Risk Factors (continued)
imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the year ended December 31, 2024. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Blended Large Cap Growth Managed Volatility Fund-14

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP Blended Large Cap Growth Managed Volatility Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP Blended Large Cap Growth Managed Volatility Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the“Trust”)) as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP Blended Large Cap Growth Managed Volatility Fund–15

LVIP Blended Mid Cap Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP Blended Mid Cap Managed Volatility Fund

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Net Assets
December 31, 2024

	Number of Shares	Value (U.S. $)
COMMON STOCK–96.16%
Aerospace & Defense–4.50%
†Axon Enterprise, Inc.	20,781	$12,350,564
BWX Technologies, Inc.	4,716	525,315
HEICO Corp.	14,550	3,459,117
Hexcel Corp.	25,960	1,627,692
Howmet Aerospace, Inc.	128,526	14,056,889
L3Harris Technologies, Inc.	3,400	714,952
†Loar Holdings, Inc.	6,500	480,415
Melrose Industries PLC	91,168	632,070
†Standardaero, Inc.	15,121	374,396
TransDigm Group, Inc.	1,355	1,717,164
		35,938,574
Banks–0.66%
†NU Holdings Ltd. Class A	508,636	5,269,469
		5,269,469
Beverages–0.16%
Brown-Forman Corp. Class B	10,675	405,437
†Celsius Holdings, Inc.	16,600	437,244
Primo Brands Corp. Class A	15,200	467,704
		1,310,385
Biotechnology–3.73%
†Alkermes PLC	13,200	379,632
†Alnylam Pharmaceuticals, Inc.	15,125	3,559,064
†Argenx SE ADR	2,117	1,301,955
†Ascendis Pharma AS ADR	34,734	4,781,830
†Avidity Biosciences, Inc.	9,100	264,628
†BeiGene Ltd. ADR	2,200	406,362
†BioNTech SE ADR	3,500	398,825
†Blueprint Medicines Corp.	3,500	305,270
†Exact Sciences Corp.	10,600	595,614
†Insmed, Inc.	6,700	462,568
†Krystal Biotech, Inc.	2,000	313,320
†Legend Biotech Corp. ADR	52,365	1,703,957
†Madrigal Pharmaceuticals, Inc.	1,600	493,712
†Natera, Inc.	57,582	9,115,231
†Neurocrine Biosciences, Inc.	14,927	2,037,535
†Nuvalent, Inc. Class A	4,300	336,604
†Revolution Medicines, Inc.	8,600	376,164
†Sarepta Therapeutics, Inc.	10,100	1,228,059
†United Therapeutics Corp.	1,200	423,408
†Vaxcyte, Inc.	5,250	429,765
†Viking Therapeutics, Inc.	21,614	869,747
		29,783,250
Broadline Retail–0.61%
†Coupang, Inc.	199,692	4,389,230
†Ollie's Bargain Outlet Holdings, Inc.	4,300	471,839
		4,861,069
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products–1.11%
AAON, Inc.	4,900	$576,632
Advanced Drainage Systems, Inc.	3,600	416,160
†AZEK Co., Inc.	96,757	4,593,055
Carlisle Cos., Inc.	900	331,956
Lennox International, Inc.	3,975	2,421,967
†Trex Co., Inc.	7,400	510,822
		8,850,592
Capital Markets–9.03%
Ameriprise Financial, Inc.	11,800	6,282,674
ARES Management Corp. Class A	62,087	10,991,262
Blue Owl Capital, Inc.	54,800	1,274,648
Carlyle Group, Inc.	75,105	3,792,051
Cboe Global Markets, Inc.	2,500	488,500
†Coinbase Global, Inc. Class A	21,200	5,263,960
Evercore, Inc. Class A	3,833	1,062,469
FactSet Research Systems, Inc.	6,467	3,105,971
LPL Financial Holdings, Inc.	30,939	10,101,893
Morningstar, Inc.	20,498	6,902,906
MSCI, Inc.	17,684	10,610,577
†Robinhood Markets, Inc. Class A	46,904	1,747,643
StepStone Group, Inc. Class A	15,150	876,882
TPG, Inc.	76,061	4,779,673
Tradeweb Markets, Inc. Class A	36,655	4,798,873
		72,079,982
Chemicals–0.07%
RPM International, Inc.	4,287	527,558
		527,558
Commercial Services & Supplies–1.93%
†ACV Auctions, Inc. Class A	132,803	2,868,545
†Clean Harbors, Inc.	2,100	483,294
†Copart, Inc.	100,731	5,780,952
GFL Environmental, Inc.	87,025	3,876,093
RB Global, Inc.	4,600	414,966
Republic Services, Inc.	2,350	472,773
Rollins, Inc.	11,848	549,155
Waste Connections, Inc.	5,550	952,269
		15,398,047
Communications Equipment–0.28%
†Arista Networks, Inc.	15,561	1,719,957
†Ciena Corp.	6,000	508,860
		2,228,817
Construction & Engineering–1.17%
†API Group Corp.	13,000	467,610
Comfort Systems USA, Inc.	4,675	1,982,481
LVIP Blended Mid Cap Managed Volatility Fund-1

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering (continued)
Quanta Services, Inc.	20,348	$6,430,985
†WillScot Holdings Corp.	13,900	464,955
		9,346,031
Construction Materials–0.96%
Vulcan Materials Co.	29,728	7,646,933
		7,646,933
Consumer Staples Distribution & Retail–0.58%
†BJ's Wholesale Club Holdings, Inc.	8,800	786,280
Casey's General Stores, Inc.	4,020	1,592,845
†Performance Food Group Co.	10,600	896,230
†U.S. Foods Holding Corp.	19,800	1,335,708
		4,611,063
Containers & Packaging–0.09%
Avery Dennison Corp.	3,700	692,381
		692,381
Distributors–0.05%
Pool Corp.	1,200	409,128
		409,128
Diversified Consumer Services–0.95%
†Bright Horizons Family Solutions, Inc.	52,072	5,772,181
†Duolingo, Inc.	4,100	1,329,343
Service Corp. International	6,400	510,848
		7,612,372
Diversified Telecommunication Services–0.00%
=†πSocure, Inc.	5,095	21,195
		21,195
Electrical Equipment–2.77%
AMETEK, Inc.	35,072	6,322,079
Hubbell, Inc.	10,661	4,465,786
nVent Electric PLC	8,771	597,831
Vertiv Holdings Co. Class A	94,721	10,761,253
		22,146,949
Electronic Equipment, Instruments & Components–0.51%
Badger Meter, Inc.	1,825	387,119
CDW Corp.	7,790	1,355,772
†Celestica, Inc.	4,700	433,810
†Coherent Corp.	4,300	407,339
Corning, Inc.	8,500	403,920
†Keysight Technologies, Inc.	2,819	452,816
†Zebra Technologies Corp. Class A	1,700	656,574
		4,097,350
Energy Equipment & Services–0.14%
Halliburton Co.	11,750	319,483
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
Noble Corp. PLC	10,900	$342,260
TechnipFMC PLC	14,700	425,418
		1,087,161
Entertainment–4.45%
†Live Nation Entertainment, Inc.	36,806	4,766,377
†ROBLOX Corp. Class A	84,510	4,889,749
†Spotify Technology SA	25,051	11,207,316
†Take-Two Interactive Software, Inc.	54,435	10,020,395
†TKO Group Holdings, Inc.	32,545	4,624,970
		35,508,807
Financial Services–1.79%
†Block, Inc.	91,474	7,774,375
Corebridge Financial, Inc.	17,800	532,754
†Corpay, Inc.	7,930	2,683,671
†Mr. Cooper Group, Inc.	5,200	499,252
†Shift4 Payments, Inc. Class A	4,900	508,522
†Toast, Inc. Class A	50,800	1,851,660
†WEX, Inc.	2,600	455,832
		14,306,066
Food Products–0.06%
†Freshpet, Inc.	3,350	496,169
		496,169
Ground Transportation–1.30%
†Lyft, Inc. Class A	71,500	922,350
Norfolk Southern Corp.	1,800	422,460
Old Dominion Freight Line, Inc.	27,350	4,824,540
†Saia, Inc.	5,436	2,477,348
†XPO, Inc.	13,450	1,763,968
		10,410,666
Health Care Equipment & Supplies–3.01%
Alcon AG	4,300	365,027
†Dexcom, Inc.	67,705	5,265,418
†Globus Medical, Inc. Class A	6,000	496,260
†IDEXX Laboratories, Inc.	9,006	3,723,440
†Inspire Medical Systems, Inc.	2,800	519,064
†Insulet Corp.	7,700	2,010,239
†Lantheus Holdings, Inc.	5,600	500,976
†Masimo Corp.	32,846	5,429,444
†Penumbra, Inc.	4,500	1,068,660
ResMed, Inc.	7,300	1,669,437
STERIS PLC	14,582	2,997,476
		24,045,441
Health Care Providers & Services–1.82%
Cardinal Health, Inc.	21,900	2,590,113
Cencora, Inc.	26,900	6,043,892
Chemed Corp.	3,062	1,622,247
LVIP Blended Mid Cap Managed Volatility Fund-2

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
Encompass Health Corp.	13,900	$1,283,665
†Molina Healthcare, Inc.	3,575	1,040,504
Quest Diagnostics, Inc.	2,500	377,150
†Tenet Healthcare Corp.	12,400	1,565,252
		14,522,823
Health Care Technology–0.96%
†Veeva Systems, Inc. Class A	36,564	7,687,581
		7,687,581
Hotels, Restaurants & Leisure–5.75%
Aramark	64,062	2,390,153
†Cava Group, Inc.	11,800	1,331,040
†Chipotle Mexican Grill, Inc.	74,694	4,504,048
Churchill Downs, Inc.	10,900	1,455,586
Darden Restaurants, Inc.	7,000	1,306,830
Domino's Pizza, Inc.	1,950	818,532
†DoorDash, Inc. Class A	3,200	536,800
†DraftKings, Inc. Class A	185,963	6,917,824
†Dutch Bros, Inc. Class A	8,000	419,040
Hilton Worldwide Holdings, Inc.	18,475	4,566,281
Hyatt Hotels Corp. Class A	38,088	5,979,054
Las Vegas Sands Corp.	23,708	1,217,643
†Light & Wonder, Inc.	5,300	457,814
†Planet Fitness, Inc. Class A	8,400	830,508
Royal Caribbean Cruises Ltd.	20,800	4,798,352
†Sweetgreen, Inc. Class A	31,520	1,010,531
Texas Roadhouse, Inc.	9,000	1,623,870
†Viking Holdings Ltd.	19,255	848,375
Wingstop, Inc.	17,172	4,880,283
		45,892,564
Household Durables–0.19%
†NVR, Inc.	107	875,142
†SharkNinja, Inc.	3,800	369,968
†TopBuild Corp.	900	280,206
		1,525,316
Household Products–0.37%
Church & Dwight Co., Inc.	27,979	2,929,681
		2,929,681
Independent Power and Renewable Electricity Producers–1.70%
Vistra Corp.	98,718	13,610,251
		13,610,251
Industrial REITs–0.08%
Rexford Industrial Realty, Inc.	7,800	301,548
Terreno Realty Corp.	6,400	378,496
		680,044
Insurance–1.85%
Allstate Corp.	9,100	1,754,389
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Arch Capital Group Ltd.	5,450	$503,308
Arthur J Gallagher & Co.	26,419	7,499,033
Brown & Brown, Inc.	19,700	2,009,794
Hartford Financial Services Group, Inc.	4,499	492,191
Kinsale Capital Group, Inc.	3,250	1,511,672
Ryan Specialty Holdings, Inc.	16,000	1,026,560
		14,796,947
Interactive Media & Services–0.44%
†Pinterest, Inc. Class A	89,500	2,595,500
†Reddit, Inc. Class A	5,471	894,180
		3,489,680
IT Services–3.03%
†Cloudflare, Inc. Class A	39,425	4,245,284
†Gartner, Inc.	26,946	13,054,529
†Globant SA	2,200	471,724
†GoDaddy, Inc. Class A	22,475	4,435,891
†MongoDB, Inc.	8,625	2,007,986
		24,215,414
Life Sciences Tools & Services–1.93%
Agilent Technologies, Inc.	31,848	4,278,460
†Bio-Rad Laboratories, Inc. Class A	1,500	492,765
Bio-Techne Corp.	41,866	3,015,608
Bruker Corp.	8,000	468,960
†ICON PLC	2,000	419,420
†Illumina, Inc.	8,035	1,073,717
†IQVIA Holdings, Inc.	2,450	481,449
†Medpace Holdings, Inc.	2,600	863,798
†Mettler-Toledo International, Inc.	398	487,025
†Repligen Corp.	3,269	470,540
†Waters Corp.	7,716	2,862,482
West Pharmaceutical Services, Inc.	1,475	483,151
		15,397,375
Machinery–1.56%
Esab Corp.	7,087	850,015
Ingersoll Rand, Inc.	27,116	2,452,913
†RBC Bearings, Inc.	1,650	493,581
Toro Co.	5,400	432,540
Westinghouse Air Brake Technologies Corp.	43,314	8,211,901
		12,440,950
Media–1.04%
Omnicom Group, Inc.	10,500	903,420
†Trade Desk, Inc. Class A	63,162	7,423,430
		8,326,850
LVIP Blended Mid Cap Managed Volatility Fund-3

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining–0.06%
Steel Dynamics, Inc.	3,900	$444,873
		444,873
Oil, Gas & Consumable Fuels–3.46%
Cameco Corp.	36,330	1,866,999
Cheniere Energy, Inc.	41,864	8,995,318
Coterra Energy, Inc.	18,600	475,044
Diamondback Energy, Inc.	13,097	2,145,681
Expand Energy Corp.	37,434	3,726,555
Magnolia Oil & Gas Corp. Class A	20,500	479,290
Matador Resources Co.	9,500	534,470
Permian Resources Corp.	78,800	1,133,144
Targa Resources Corp.	30,700	5,479,950
Viper Energy, Inc.	56,564	2,775,595
		27,612,046
Paper & Forest Products–0.09%
Louisiana-Pacific Corp.	7,100	735,205
		735,205
Personal Care Products–0.24%
†elf Beauty, Inc.	7,335	920,909
†Oddity Tech Ltd. Class A	24,734	1,039,323
		1,960,232
Professional Services–4.77%
Booz Allen Hamilton Holding Corp.	20,381	2,623,035
Broadridge Financial Solutions, Inc.	13,061	2,952,961
Dun & Bradstreet Holdings, Inc.	81,899	1,020,462
Equifax, Inc.	4,937	1,258,194
†FTI Consulting, Inc.	2,300	439,599
KBR, Inc.	7,200	417,096
Paychex, Inc.	15,500	2,173,410
†Paylocity Holding Corp.	7,500	1,496,025
TransUnion	61,837	5,732,908
Verisk Analytics, Inc.	51,185	14,097,885
†Verra Mobility Corp.	17,700	427,986
Wolters Kluwer NV	33,009	5,484,455
		38,124,016
Real Estate Management & Development–1.09%
†CBRE Group, Inc. Class A	26,422	3,468,945
†CoStar Group, Inc.	67,346	4,821,300
FirstService Corp.	2,200	398,244
		8,688,489
Residential REITs–0.06%
Equity LifeStyle Properties, Inc.	7,600	506,160
		506,160
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Retail REITs–0.26%
Simon Property Group, Inc.	11,900	$2,049,299
		2,049,299
Semiconductors & Semiconductor Equipment–2.57%
ASM International NV	2,915	1,687,298
†Astera Labs, Inc.	29,887	3,958,533
Entegris, Inc.	16,541	1,638,551
†First Solar, Inc.	2,340	412,402
†Impinj, Inc.	2,300	334,098
†Lattice Semiconductor Corp.	14,800	838,420
MKS Instruments, Inc.	4,000	417,560
Monolithic Power Systems, Inc.	13,438	7,951,264
†ON Semiconductor Corp.	6,600	416,130
†Onto Innovation, Inc.	4,425	737,515
†Rambus, Inc.	8,100	428,166
Teradyne, Inc.	13,500	1,699,920
		20,519,857
Software–16.29%
†Appfolio, Inc. Class A	3,250	801,840
†AppLovin Corp. Class A	36,600	11,852,178
Bentley Systems, Inc. Class B	10,544	492,405
†Braze, Inc. Class A	10,100	422,988
†Cadence Design Systems, Inc.	12,078	3,628,956
=†πCanva, Inc.	218	288,516
†CCC Intelligent Solutions Holdings, Inc.	35,300	414,069
†Confluent, Inc. Class A	15,612	436,512
Constellation Software, Inc.	2,160	6,679,193
†CyberArk Software Ltd.	2,750	916,163
=†πDatabricks, Inc.	10,218	945,165
†Datadog, Inc. Class A	80,179	11,456,777
†Descartes Systems Group, Inc.	4,650	528,240
†DocuSign, Inc.	25,900	2,329,446
†Dynatrace, Inc.	31,712	1,723,547
†Elastic NV	7,300	723,284
†Fair Isaac Corp.	2,850	5,674,150
†Fortinet, Inc.	5,700	538,536
†Guidewire Software, Inc.	58,187	9,809,164
†HubSpot, Inc.	16,155	11,256,319
†Manhattan Associates, Inc.	24,985	6,751,946
†Monday.com Ltd.	2,100	494,424
†Nutanix, Inc. Class A	20,600	1,260,308
†Palantir Technologies, Inc. Class A	260,293	19,685,960
†Procore Technologies, Inc.	6,459	483,973
†PTC, Inc.	28,646	5,267,140
†Q2 Holdings, Inc.	17,772	1,788,752
†Samsara, Inc. Class A	28,400	1,240,796
†ServiceNow, Inc.	4,504	4,774,780
†ServiceTitan, Inc. Class A	8,857	911,120
=†πSnyk Ltd.	23,071	223,789
LVIP Blended Mid Cap Managed Volatility Fund-4

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Synopsys, Inc.	5,496	$2,667,539
=†πTanium, Inc. Class B	9,649	50,754
†Tyler Technologies, Inc.	18,630	10,742,803
†Zscaler, Inc.	15,550	2,805,375
		130,066,907
Specialized REITs–0.61%
CubeSmart	12,700	544,195
Iron Mountain, Inc.	28,500	2,995,635
Lamar Advertising Co. Class A	10,994	1,338,410
		4,878,240
Specialty Retail–3.75%
†AutoZone, Inc.	150	480,300
Bath & Body Works, Inc.	10,800	418,716
†Burlington Stores, Inc.	26,944	7,680,657
†Carvana Co.	6,750	1,372,680
Dick's Sporting Goods, Inc.	1,900	434,796
†Floor & Decor Holdings, Inc. Class A	14,176	1,413,347
†O'Reilly Automotive, Inc.	3,174	3,763,729
†RH	1,300	511,667
Ross Stores, Inc.	24,250	3,668,298
Tractor Supply Co.	150,471	7,983,991
†Ulta Beauty, Inc.	3,600	1,565,748
Williams-Sonoma, Inc.	3,624	671,092
		29,965,021
Technology Hardware, Storage & Peripherals–0.44%
†Pure Storage, Inc. Class A	31,800	1,953,474
†Super Micro Computer, Inc.	51,100	1,557,528
		3,511,002
Textiles, Apparel & Luxury Goods–0.87%
†Birkenstock Holding PLC	8,500	481,610
†Deckers Outdoor Corp.	21,950	4,457,826
†On Holding AG Class A	23,600	1,292,572
†Skechers USA, Inc. Class A	10,900	732,916
		6,964,924
Trading Companies & Distributors–0.97%
†Core & Main, Inc. Class A	8,300	422,553
Fastenal Co.	64,950	4,670,554
Ferguson Enterprises, Inc.	2,700	468,639
FTAI Aviation Ltd.	3,400	489,736
†SiteOne Landscape Supply, Inc.	2,800	368,956
United Rentals, Inc.	1,150	810,106
Watsco, Inc.	1,075	509,432
		7,739,976
Total Common Stock (Cost $489,357,790)		767,967,178
	Number of Shares	Value (U.S. $)
CONVERTIBLE PREFERRED STOCKS–0.49%
=†πCanva, Inc. Series A	13	$17,205
=†πCaris Life Sciences, Inc. Series D	39,051	192,131
=†πDatabricks, Inc. Series F	23,328	2,157,840
=†πDatabricks, Inc. Series G	2,475	228,938
=†πDatabricks, Inc. Series H	5,901	545,842
=†πDataRobot, Inc. Series G	15,766	54,708
=†πRappi, Inc. Series E	9,859	215,025
=†πSnyk Ltd. Series F	38,665	375,050
=†πSocure, Inc. Series A	6,193	25,763
=†πSocure, Inc. Series A-1	5,083	21,145
=†πSocure, Inc. Series B	92	383
=†πSocure, Inc. Series E	11,781	49,009
Total Convertible Preferred Stocks (Cost $3,196,347)		3,883,039
WARRANT–0.00%
=†Constellation Software, Inc. exp 3/31/40 exercise price USD 1.00	3,355	0
Total Warrant (Cost $0)		0

Money Market Fund–2.98%
State Street Institutional U.S. Government Money Market Fund –Premier Class (seven-day effective yield 4.43%)	23,763,904	23,763,904
Total Money Market Fund (Cost $23,763,904)		23,763,904

	Principal Amount°
SHORT-TERM INVESTMENT–0.23%
AGENCY OBLIGATIONS–0.23%
≠Federal Home Loan Bank Discount Notes 4.16% 1/2/25	1,824,000	1,823,792
		1,823,792
Total Short-Term Investment (Cost $1,823,792)		1,823,792

LVIP Blended Mid Cap Managed Volatility Fund-5

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
TOTAL INVESTMENTS–99.86% (Cost $518,141,833)	$797,437,913
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.14%	1,151,949
NET ASSETS APPLICABLE TO 38,452,222 SHARES OUTSTANDING–100.00%	$798,589,862
NET ASSET VALUE PER SHARE–LVIP BLENDED MID CAP MANAGED VOLATILITY FUND STANDARD CLASS ($34,782,187 / 1,587,030 Shares)	$21.917
NET ASSET VALUE PER SHARE–LVIP BLENDED MID CAP MANAGED VOLATILITY FUND SERVICE CLASS ($763,807,675 / 36,865,192 Shares)	$20.719
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$399,973,064
Distributable earnings/(accumulated loss)	398,616,798
TOTAL NET ASSETS	$798,589,862

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
≠The rate shown is the effective yield at the time of purchase.
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At December 31, 2024, the aggregate value of restricted securities was $5,412,458, which represented 0.68% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances)
with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Canva, Inc.	8/16/2021	$371,590	$288,516
Canva, Inc. Series A	11/4/2021	22,162	17,205
Caris Life Sciences, Inc. Series D	5/11/2021	316,313	192,131
Databricks, Inc.	7/24/2020	163,573	945,165
Databricks, Inc. Series F	10/22/2019	333,967	2,157,840
Databricks, Inc. Series G	2/1/2021	146,328	228,938
Databricks, Inc. Series H	8/31/2021	433,630	545,842
DataRobot, Inc. Series G	6/11/2021	431,364	54,708
Rappi, Inc. Series E	9/8/2020	589,036	215,025
Snyk Ltd.	9/3/2021	330,942	223,789
Snyk Ltd. Series F	9/3/2021	551,575	375,050
Socure, Inc.	12/22/2021	81,870	21,195
Socure, Inc. Series A	12/22/2021	99,513	25,763
Socure, Inc. Series A-1	12/22/2021	81,677	21,145
Socure, Inc. Series B	12/22/2021	1,478	383
Socure, Inc. Series E	10/27/2021	189,304	49,009
Tanium, Inc. Class B	9/24/2020	109,952	50,754
Total		$4,254,274	$5,412,458

★Includes $1,499,369 cash collateral held at broker for futures contracts, $619,069 payable for fund shares redeemed, $34,518 other accrued expenses payable, $655,895 due to manager and affiliates, $12,398 variation margin due to broker on futures contracts, $25,560 payable for audit fee and $50,515 payable for fund accounting fee as of December 31, 2024.

LVIP Blended Mid Cap Managed Volatility Fund-6

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)

The following futures contracts were outstanding at December 31, 2024:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
10	E-mini MSCI Emerging Markets Index	$536,900	$559,283	3/21/25	$—	$(22,383)
36	E-mini S&P 500 Index	10,684,350	11,088,594	3/21/25	—	(404,244)
45	E-mini S&P MidCap 400 Index	14,160,150	15,081,544	3/21/25	—	(921,394)
Total Futures Contracts					$—	$(1,348,021)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2024.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
MSCI–Morgan Stanley Capital International
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Mid Cap Managed Volatility Fund-7

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Dividends	$6,132,336
Foreign taxes withheld	(30,934)
6,101,402
EXPENSES:
Management fees	5,344,711
Distribution fees-Service Class	1,971,361
Shareholder servicing fees	238,456
Accounting and administration expenses	166,756
Professional fees	47,500
Custodian fees	42,902
Reports and statements to shareholders	32,755
Trustees’ fees and expenses	26,174
Consulting fees	13,921
Pricing fees	3,408
Other	23,983
7,911,927
Less:
Management fees waived	(41,113)
Total operating expenses	7,870,814
NET INVESTMENT LOSS	(1,769,412)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	129,247,113
Foreign currencies	4,036
Futures contracts	4,414,932
Net realized gain	133,666,081
Net change in unrealized appreciation (depreciation) of:
Investments	15,105,704
Foreign currencies	(196)
Futures contracts	(1,315,333)
Net change in unrealized appreciation (depreciation)	13,790,175
NET REALIZED AND UNREALIZED GAIN	147,456,256
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$145,686,844
See accompanying notes, which are an integral part of the financial statements.

LVIP Blended Mid Cap Managed Volatility Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/24	12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,769,412)	$386,596
Net realized gain	133,666,081	39,184,786
Net change in unrealized appreciation (depreciation)	13,790,175	87,849,239
Net increase in net assets resulting from operations	145,686,844	127,420,621
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(1,861,304)	(288,695)
Service Class	(45,267,520)	(5,500,014)
	(47,128,824)	(5,788,709)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	6,124,464	6,917,605
Service Class	19,887,421	22,229,553
Reinvestment of dividends and distributions:
Standard Class	1,861,304	288,695
Service Class	45,267,520	5,500,014
	73,140,709	34,935,867
Cost of shares redeemed:
Standard Class	(9,762,063)	(8,373,819)
Service Class	(177,696,703)	(94,287,900)
	(187,458,766)	(102,661,719)
Decrease in net assets derived from capital share transactions	(114,318,057)	(67,725,852)
NET INCREASE (DECREASE) IN NET ASSETS	(15,760,037)	53,906,060
NET ASSETS:
Beginning of year	814,349,899	760,443,839
End of year	$798,589,862	$814,349,899
See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Mid Cap Managed Volatility Fund-8

LVIP Blended Mid Cap Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Blended Mid Cap Managed Volatility Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20[1]
Net asset value, beginning of period	$19.443	$16.667	$24.072	$21.901	$17.149
Income (loss) from investment operations:
Net investment income (loss)[2]	0.005	0.052	0.016	(0.075)	(0.035)
Net realized and unrealized gain (loss)	3.662	2.897	(5.710)	2.984	4.787
Total from investment operations	3.667	2.949	(5.694)	2.909	4.752
Less dividends and distributions from:
Net investment income	(0.002)	(0.052)	—	—	—
Net realized gain	(1.191)	(0.121)	(1.711)	(0.738)	—
Total dividends and distributions	(1.193)	(0.173)	(1.711)	(0.738)	—
Net asset value, end of period	$21.917	$19.443	$16.667	$24.072	$21.901
Total return[3]	19.23%	17.75%	(23.57% )	13.29%	27.71%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$34,782	$32,475	$28,910	$37,540	$34,238
Ratio of expenses to average net assets	0.72%	0.72%	0.72%	0.71%	0.73%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.73%	0.73%	0.73%	0.72%	0.74%
Ratio of net investment income (loss) to average net assets	0.02%	0.29%	0.09%	(0.32% )	(0.19% )
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.01%	0.28%	0.08%	(0.33% )	(0.20% )
Portfolio turnover	41%	42%	31%	27%	46%

[1]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Mid Cap Managed Volatility Fund-9

LVIP Blended Mid Cap Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Blended Mid Cap Managed Volatility Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20[1]
Net asset value, beginning of period	$18.483	$15.853	$23.064	$21.064	$16.534
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.045)	0.007	(0.029)	(0.128)	(0.077)
Net realized and unrealized gain (loss)	3.473	2.751	(5.471)	2.866	4.607
Total from investment operations	3.428	2.758	(5.500)	2.738	4.530
Less dividends and distributions from:
Net investment income	(0.001)	(0.007)	—	—	—
Net realized gain	(1.191)	(0.121)	(1.711)	(0.738)	—
Total dividends and distributions	(1.192)	(0.128)	(1.711)	(0.738)	—
Net asset value, end of period	$20.719	$18.483	$15.853	$23.064	$21.064
Total return[3]	18.93%	17.46%	(23.76% )	13.00%	27.40%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$763,808	$781,875	$731,534	$953,768	$897,409
Ratio of expenses to average net assets	0.97%	0.97%	0.97%	0.96%	0.98%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.98%	0.98%	0.98%	0.97%	0.99%
Ratio of net investment income (loss) to average net assets	(0.23% )	0.04%	(0.16% )	(0.57% )	(0.44% )
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.24% )	0.03%	(0.17% )	(0.58% )	(0.45% )
Portfolio turnover	41%	42%	31%	27%	46%

[1]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Mid Cap Managed Volatility Fund-10

LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Blended Mid Cap Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
LVIP Blended Mid Cap Managed Volatility Fund-11

LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the year ended December 31, 2024.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisers, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.65% of the Fund's average daily net assets.    LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005% of the Fund’s average daily net assets.   This agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
Massachusetts Financial Services Company (“MFS”), is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. T. Rowe Price Associates, Inc. (“T. Rowe Price”), is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays MFS and T. Rowe Price a fee based on MFS and T. Rowe Price’s managed portion of the Fund’s average daily net assets.
LVIP Blended Mid Cap Managed Volatility Fund-12

LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$67,760
Legal	10,290
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $14,299 for the year ended December 31, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$463,258
Distribution fees payable to LFD	171,808
Shareholder servicing fees payable to Lincoln Life	20,829
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   Pursuant to these procedures, for the year ended December 31, 2024, the Fund engaged in securities purchases of $699,086 and securities sales of $211,030, which resulted in net realized gains of $16,510.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$325,638,596
Sales	474,201,632
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments and derivatives	$523,922,209
Aggregate unrealized appreciation of investments and derivatives	$288,911,760
Aggregate unrealized depreciation of investments and derivatives	(15,396,054)
Net unrealized appreciation of investments and derivatives	$273,515,706
LVIP Blended Mid Cap Managed Volatility Fund-13

LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$35,938,574	$—	$—	$35,938,574
Banks	5,269,469	—	—	5,269,469
Beverages	1,310,385	—	—	1,310,385
Biotechnology	29,783,250	—	—	29,783,250
Broadline Retail	4,861,069	—	—	4,861,069
Building Products	8,850,592	—	—	8,850,592
Capital Markets	72,079,982	—	—	72,079,982
Chemicals	527,558	—	—	527,558
Commercial Services & Supplies	15,398,047	—	—	15,398,047
Communications Equipment	2,228,817	—	—	2,228,817
Construction & Engineering	9,346,031	—	—	9,346,031
Construction Materials	7,646,933	—	—	7,646,933
Consumer Staples Distribution & Retail	4,611,063	—	—	4,611,063
Containers & Packaging	692,381	—	—	692,381
Distributors	409,128	—	—	409,128
Diversified Consumer Services	7,612,372	—	—	7,612,372
Diversified Telecommunication Services	—	—	21,195	21,195
Electrical Equipment	22,146,949	—	—	22,146,949
Electronic Equipment, Instruments & Components	4,097,350	—	—	4,097,350
Energy Equipment & Services	1,087,161	—	—	1,087,161
Entertainment	35,508,807	—	—	35,508,807
Financial Services	14,306,066	—	—	14,306,066
Food Products	496,169	—	—	496,169
Ground Transportation	10,410,666	—	—	10,410,666
Health Care Equipment & Supplies	24,045,441	—	—	24,045,441
Health Care Providers & Services	14,522,823	—	—	14,522,823
LVIP Blended Mid Cap Managed Volatility Fund-14

LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Health Care Technology	$7,687,581	$—	$—	$7,687,581
Hotels, Restaurants & Leisure	45,892,564	—	—	45,892,564
Household Durables	1,525,316	—	—	1,525,316
Household Products	2,929,681	—	—	2,929,681
Independent Power and Renewable Electricity Producers	13,610,251	—	—	13,610,251
Industrial REITs	680,044	—	—	680,044
Insurance	14,796,947	—	—	14,796,947
Interactive Media & Services	3,489,680	—	—	3,489,680
IT Services	24,215,414	—	—	24,215,414
Life Sciences Tools & Services	15,397,375	—	—	15,397,375
Machinery	12,440,950	—	—	12,440,950
Media	8,326,850	—	—	8,326,850
Metals & Mining	444,873	—	—	444,873
Oil, Gas & Consumable Fuels	27,612,046	—	—	27,612,046
Paper & Forest Products	735,205	—	—	735,205
Personal Care Products	1,960,232	—	—	1,960,232
Professional Services	38,124,016	—	—	38,124,016
Real Estate Management & Development	8,688,489	—	—	8,688,489
Residential REITs	506,160	—	—	506,160
Retail REITs	2,049,299	—	—	2,049,299
Semiconductors & Semiconductor Equipment	20,519,857	—	—	20,519,857
Software	128,558,683	—	1,508,224	130,066,907
Specialized REITs	4,878,240	—	—	4,878,240
Specialty Retail	29,965,021	—	—	29,965,021
Technology Hardware, Storage & Peripherals	3,511,002	—	—	3,511,002
Textiles, Apparel & Luxury Goods	6,964,924	—	—	6,964,924
Trading Companies & Distributors	7,739,976	—	—	7,739,976
Convertible Preferred Stocks	—	—	3,883,039	3,883,039
Warrant	—	—	— *	—
Money Market Fund	23,763,904	—	—	23,763,904
Short-Term Investment	—	1,823,792	—	1,823,792
Total Investments	$790,201,663	$1,823,792	$5,412,458	$797,437,913
Derivatives:

Liabilities:
Futures Contracts	$(1,348,021)	$—	$—	$(1,348,021)

*	Includes securities that have been valued at zero on the "Statement of Net Assets" that are considered to be Level 3 investments in this table.
During the year ended December 31, 2024, there were no material transfers to or from Level 3 investments.
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the year ended December 31, 2024.
Asset Type	Fair Value at December 31, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (c)
Common Stock	$1,529,419	Recent Transaction	#	#
		Market Comparable Companies	Enterprise Value to Sales Multiple (b)	5.6x-20.8x (N/A)
		Market Comparable Companies	Enterprise Value to Gross Profit Multiple (b)	6.9x-25.8x (N/A)
		Market Comparable Companies	Discount for Lack of Marketability (a)	10% (N/A)
Convertible Preferred Stock	$3,883,039	Recent Transaction	#	#
		Market Comparable Companies	Enterprise Value to Gross Merchandise Value Multiple (b)	0.7x-0.8x (N/A)
		Market Comparable Companies	Enterprise Value to Sales Multiple (b)	5.5x-20.8x (N/A)
		Market Comparable Companies	Enterprise Value to Gross Profit Multiple (b)	6.6x-25.8x (N/A)
		Market Comparable Companies	Enterprise Value to EBITDA Multiple (b)	13.6x-18.5x (N/A)
		Market Comparable Companies	Discount for Lack of Marketability (a)	10% (N/A)
		Market Comparable Companies	Projected future value discount rate (a)	12.5% (N/A)
LVIP Blended Mid Cap Managed Volatility Fund-15

LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Asset Type	Fair Value at December 31, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (c)
		Market Comparable Companies	Projected future value discount rate term	3 years (N/A)
		Market Comparable Companies	Present Value Factor	0.7023 (N/A)
Warrant	$—	Terms of Restructuring	Expected Recovery	$0.00
Total	$5,412,458
# The quantitative unobservable inputs within this category are based on recent transactions or valuation from a pricing service or corporate action. There were no quantitative unobservable inputs significant to the valuation technique that were created by the fund’s management.

The table above excludes investments that have been deemed worthless and have been valued at zero as there are no unobservable inputs for these securities.
(a) Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(b) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.
(c) Unobservable inputs were weighted by the relative fair value of the investments, where applicable.
Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to significantly increase or decrease the fair value of the Fund's securities.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balances as of 12/31/2023	Reclassifications	Purchases	Sales	Transfer In	Transfer Out	Accretion/ (amortization)	Net realized gain (loss)	Net change in unrealized appreciation (depreciation)	Balance as of 12/31/24	Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 12/31/24
Common Stock	$1,335,597	$—	$—	$—	$—	$—	$—	$—	$193,822	$1,529,419	$193,822
Convertible Preferred Stocks	3,444,073	—	—	—	—	—	—	—	438,966	3,883,039	438,966
Warrant	—	—	—	—	—	—	—	—	—	—	—
Total	$4,779,670	$—	$—	$—	$—	— $	$—	$—	$632,788	$5,412,458	$632,788
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale and straddle loss deferrals, mark-to-market adjustments on certain derivatives and adjustments related to distributions from underlying real estate investment trusts (REITS).   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Year Ended
	12/31/24	12/31/23
Ordinary income	$5,828,101	$380,853
Long-term capital gains	41,300,723	5,407,856
Total	$47,128,824	$5,788,709
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed long-term capital gains	$125,107,858
Other temporary differences	(6,766)
Net unrealized appreciation	273,515,706
Distributable earnings/(accumulated loss)	$398,616,798
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, there were no permanent differences requiring a reclassification.
LVIP Blended Mid Cap Managed Volatility Fund-16

LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 5. Components of Distributable Earnings on a Tax Basis (continued)
At December 31, 2024, the Fund had no capital loss carryforwards for federal income tax purposes.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/24	12/31/23
Shares sold:
Standard Class	288,199	387,680
Service Class	1,000,716	1,311,691
Shares reinvested:
Standard Class	89,342	15,723
Service Class	2,297,076	322,141
	3,675,333	2,037,235
Shares redeemed:
Standard Class	(460,756)	(467,748)
Service Class	(8,734,524)	(5,476,409)
	(9,195,280)	(5,944,157)
Net decrease	(5,519,947)	(3,906,922)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Effective, February 12, 2025, the line of credit was renewed.
The Fund had no amounts outstanding as of December 31, 2024, or at any time during the year.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2024, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions, to hedge currency risks associated with the Fund’s investments and as a cash management tool.
LVIP Blended Mid Cap Managed Volatility Fund-17

LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
Fair values of derivative instruments as of December 31, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(1,348,021)
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$4,422,357	$(1,313,438)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(7,425)	(1,895)
Total		$4,414,932	$(1,315,333)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2024.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$28,854,120	$—
9. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources, greater sensitivity to rising interest rates, or a dependence on narrow product lines.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the year ended December 31, 2024. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was
LVIP Blended Mid Cap Managed Volatility Fund-18

LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 9. Risk Factors (continued)
first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.   Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.   Restricted securities have been identified on the Statement of Net Assets.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Blended Mid Cap Managed Volatility Fund-19

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP Blended Mid Cap Managed Volatility Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP Blended Mid Cap Managed Volatility Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and others; when replies were not received from others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP Blended Mid Cap Managed Volatility Fund–20

LVIP Channing Small Cap Value Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP Channing Small Cap Value Fund

LVIP Channing Small Cap Value Fund
Statement of Net Assets
December 31, 2024

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.27%
Aerospace & Defense–2.26%
Hexcel Corp.	37,167	$2,330,371
		2,330,371
Banks–14.29%
Old National Bancorp	151,676	3,292,127
Pinnacle Financial Partners, Inc.	24,918	2,850,370
SouthState Corp.	28,761	2,861,144
Synovus Financial Corp.	56,543	2,896,698
Wintrust Financial Corp.	22,909	2,856,981
		14,757,320
Capital Markets–10.07%
Affiliated Managers Group, Inc.	16,899	3,124,963
Artisan Partners Asset Management, Inc. Class A	58,158	2,503,702
Evercore, Inc. Class A	3,708	1,027,821
Perella Weinberg Partners	22,147	527,984
Stifel Financial Corp.	30,268	3,210,829
		10,395,299
Chemicals–2.24%
Avient Corp.	56,605	2,312,880
		2,312,880
Commercial Services & Supplies–4.98%
Brink's Co.	27,213	2,524,550
MSA Safety, Inc.	15,772	2,614,524
		5,139,074
Diversified Consumer Services–1.79%
OneSpaWorld Holdings Ltd.	93,051	1,851,715
		1,851,715
Electric Utilities–2.54%
Portland General Electric Co.	60,231	2,627,276
		2,627,276
Electronic Equipment, Instruments & Components–7.36%
Advanced Energy Industries, Inc.	24,054	2,781,364
Belden, Inc.	18,144	2,043,196
Littelfuse, Inc.	11,797	2,779,963
		7,604,523
Entertainment–2.34%
†Madison Square Garden Entertainment Corp.	67,817	2,414,285
		2,414,285
Gas Utilities–2.58%
Southwest Gas Holdings, Inc.	37,745	2,668,949
		2,668,949
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies–4.76%
†Integer Holdings Corp.	20,785	$2,754,428
†Merit Medical Systems, Inc.	22,371	2,163,723
		4,918,151
Hotels, Restaurants & Leisure–2.45%
Boyd Gaming Corp.	34,843	2,527,511
		2,527,511
Household Durables–1.21%
Installed Building Products, Inc.	7,114	1,246,729
		1,246,729
Industrial REITs–2.43%
STAG Industrial, Inc.	74,297	2,512,725
		2,512,725
Insurance–1.59%
Selective Insurance Group, Inc.	17,523	1,638,751
		1,638,751
Leisure Products–1.86%
Brunswick Corp.	29,729	1,922,872
		1,922,872
Machinery–4.81%
†Gates Industrial Corp. PLC	136,221	2,802,066
Hillenbrand, Inc.	22,475	691,781
†SPX Technologies, Inc.	10,087	1,467,860
		4,961,707
Media–2.54%
Nexstar Media Group, Inc.	16,587	2,620,248
		2,620,248
Metals & Mining–2.56%
†ATI, Inc.	48,023	2,643,186
		2,643,186
Office REITs–2.72%
COPT Defense Properties	90,799	2,810,229
		2,810,229
Oil, Gas & Consumable Fuels–3.83%
Northern Oil & Gas, Inc.	54,358	2,019,943
SM Energy Co.	50,052	1,940,016
		3,959,959
Paper & Forest Products–1.79%
Louisiana-Pacific Corp.	17,882	1,851,681
		1,851,681
LVIP Channing Small Cap Value Fund-1

LVIP Channing Small Cap Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services–1.93%
†Parsons Corp.	21,561	$1,989,002
		1,989,002
Real Estate Management & Development–1.91%
†Cushman & Wakefield PLC	151,093	1,976,296
		1,976,296
Semiconductors & Semiconductor Equipment–3.73%
†FormFactor, Inc.	50,175	2,207,700
†Veeco Instruments, Inc.	61,462	1,647,182
		3,854,882
Specialty Retail–2.09%
†Asbury Automotive Group, Inc.	8,860	2,153,246
		2,153,246
Textiles, Apparel & Luxury Goods–2.08%
PVH Corp.	20,286	2,145,245
		2,145,245
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors–2.53%
Herc Holdings, Inc.	13,790	$2,610,861
		2,610,861
Total Common Stock (Cost $79,285,682)		100,444,973

MONEY MARKET FUND–2.67%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.43%)	2,763,341	2,763,341
Total Money Market Fund (Cost $2,763,341)		2,763,341

TOTAL INVESTMENTS–99.94% (Cost $82,049,023)	103,208,314
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.06%	59,556
NET ASSETS APPLICABLE TO 8,258,656 SHARES OUTSTANDING–100.00%	$103,267,870
NET ASSET VALUE PER SHARE–LVIP CHANNING SMALL CAP VALUE FUND STANDARD CLASS ($90,147,973 / 7,207,124 Shares)	$12.508
NET ASSET VALUE PER SHARE–LVIP CHANNING SMALL CAP VALUE FUND SERVICE CLASS ($13,119,897 / 1,051,532 Shares)	$12.477
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$78,997,510
Distributable earnings/(accumulated loss)	24,270,360
TOTAL NET ASSETS	$103,267,870

†Non-income producing.

★Includes $57,904 payable for securities purchased, $18,475 payable for fund shares redeemed, $4,977 other accrued expenses payable,
$75,087 due to manager and affiliates, $23,100 payable for audit fee and $14,555 payable for fund accounting fee as of December 31, 2024.

Summary of Abbreviations:
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP Channing Small Cap Value Fund-2

LVIP Channing Small Cap Value Fund
Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Dividends	$1,386,656
EXPENSES:
Management fees	801,032
Professional fees	39,148
Accounting and administration expenses	35,215
Shareholder servicing fees	30,973
Distribution fees-Service Class	26,390
Reports and statements to shareholders	4,570
Consulting fees	3,960
Trustees’ fees and expenses	3,359
Custodian fees	3,010
Pricing fees	355
Other	6,398
954,410
Plus:
Recoupment of prior expenses reduced by the Advisor	10,865
Total operating expenses	965,275
NET INVESTMENT INCOME	421,381
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	8,128,783
Net change in unrealized appreciation (depreciation) of investments	3,033,407
NET REALIZED AND UNREALIZED GAIN	11,162,190
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,583,571
See accompanying notes, which are an integral part of the financial statements.

LVIP Channing Small Cap Value Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/24	12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$421,381	$586,622
Net realized gain (loss)	8,128,783	(2,683,765)
Net change in unrealized appreciation (depreciation)	3,033,407	19,901,831
Net increase in net assets resulting from operations	11,583,571	17,804,688
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(628,270)	(592,100)
Service Class	(62,057)	(31,490)
Return of capital:
Standard Class	—	(45,895)
Service Class	—	(950)
	(690,327)	(670,435)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	7,484,176	13,299,139
Service Class	10,462,382	6,568,925
Reinvestment of dividends and distributions:
Standard Class	628,270	637,995
Service Class	62,057	32,440
	18,636,885	20,538,499
Cost of shares redeemed:
Standard Class	(26,018,504)	(18,430,169)
Service Class	(4,717,062)	(1,033,438)
	(30,735,566)	(19,463,607)
Increase (decrease) in net assets derived from capital share transactions	(12,098,681)	1,074,892
NET INCREASE (DECREASE) IN NET ASSETS	(1,205,437)	18,209,145
NET ASSETS:
Beginning of year	104,473,307	86,264,162
End of year	$103,267,870	$104,473,307
See accompanying notes, which are an integral part of the financial statements.
LVIP Channing Small Cap Value Fund-3

LVIP Channing Small Cap Value Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Channing Small Cap Value Fund Standard Class
	Year Ended		7/25/22[1] to 12/31/22
	12/31/24	12/31/23
Net asset value, beginning of period	$11.358	$9.534	$10.000
Income (loss) from investment operations:
Net investment income[2]	0.051	0.065	0.038
Net realized and unrealized gain (loss)	1.186	1.833	(0.465)
Total from investment operations	1.237	1.898	(0.427)
Less dividends and distributions from:
Net investment income	(0.087)	(0.069)	(0.038)
Return of capital	—	(0.005)	(0.001)
Total dividends and distributions	(0.087)	(0.074)	(0.039)
Net asset value, end of period	$12.508	$11.358	$9.534
Total return[3]	10.85%	19.94%	(4.28% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$90,148	$98,093	$85,969
Ratio of expenses to average net assets	0.88% [4]	0.88%	0.88%
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped	0.87%	0.88%	0.96%
Ratio of net investment income to average net assets	0.42% [4]	0.63%	0.86%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.43%	0.63%	0.78%
Portfolio turnover	51%	81%	36%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]
The Fund recouped previously waived expenses during the year ended December 31, 2024, which increased the Ratio of expenses to average net assets and decreased
Ratio of net investment income to average net assets by 0.01%.

See accompanying notes, which are an integral part of the financial statements.
LVIP Channing Small Cap Value Fund-4

LVIP Channing Small Cap Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Channing Small Cap Value Fund Service Class
	Year Ended		7/25/22[1] to 12/31/22
	12/31/24	12/31/23
Net asset value, beginning of period	$11.335	$9.530	$10.000
Income (loss) from investment operations:
Net investment income[2]	0.022	0.039	0.026
Net realized and unrealized gain (loss)	1.181	1.831	(0.462)
Total from investment operations	1.203	1.870	(0.436)
Less dividends and distributions from:
Net investment income	(0.061)	(0.060)	(0.033)
Return of capital	—	(0.005)	(0.001)
Total dividends and distributions	(0.061)	(0.065)	(0.034)
Net asset value, end of period	$12.477	$11.335	$9.530
Total return[3]	10.58%	19.65%	(4.37% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$13,120	$6,380	$295
Ratio of expenses to average net assets	1.12%	1.13%	1.13%
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped	1.12%	1.13%	1.21%
Ratio of net investment income to average net assets	0.18%	0.38%	0.61%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.18%	0.38%	0.53%
Portfolio turnover	51%	81%	36%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Channing Small Cap Value Fund-5

LVIP Channing Small Cap Value Fund
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Channing Small Cap Value Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024, and for all open tax years (years ended December 31, 2022- December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   Distributions received from
LVIP Channing Small Cap Value Fund-6

LVIP Channing Small Cap Value Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $4,769 for the year ended December 31, 2024. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.75% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.88% of the Fund’s average daily net assets for the Standard Class and 1.13% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended December 31, 2024, LFI has recouped $10,865 in previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2025	2026	Total
LFI	$17,259	$3,385	$20,644
Channing Capital Management, LLC (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$8,783
Legal	1,334
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP Channing Small Cap Value Fund-7

LVIP Channing Small Cap Value Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $58 for the year ended December 31, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$69,615
Distribution fees payable to LFD	2,831
Shareholder servicing fees payable to Lincoln Life	2,641
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$53,108,268
Sales	64,705,124
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments	$82,456,050
Aggregate unrealized appreciation of investments	$22,642,639
Aggregate unrealized depreciation of investments	(1,890,375)
Net unrealized appreciation of investments	$20,752,264
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Channing Small Cap Value Fund-8

LVIP Channing Small Cap Value Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$100,444,973	$—	$—	$100,444,973
Money Market Fund	2,763,341	—	—	2,763,341
Total Investments	$103,208,314	$—	$—	$103,208,314
There were no Level 3 investments at the beginning or end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale loss deferrals and adjustments related to distributions from underlying real estate investment trusts (REITS).   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Year Ended	Year Ended
	12/31/24	12/31/23
Ordinary income	$558,192	$623,590
Long-term capital gains	132,135	—
Return of capital	—	46,845
Total	$690,327	$670,435
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed long-term capital gains	$3,518,096
Net unrealized appreciation	20,752,264
Distributable earnings/(accumulated loss)	$24,270,360
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, the Fund recorded the following permanent reclassifications primarily related to prior year adjustments:
Distributable Earnings/(Accumulated Loss)	Paid-in capital
$136,811	$(136,811)

At December 31, 2024, the Fund had no capital loss carryforwards for federal income tax purposes.
In 2024, the Fund utilized $4,065,585 of capital loss carryforwards.
LVIP Channing Small Cap Value Fund-9

LVIP Channing Small Cap Value Fund
Notes to Financial Statements (continued)
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/24	12/31/23
Shares sold:
Standard Class	631,785	1,331,017
Service Class	875,050	628,710
Shares reinvested:
Standard Class	47,356	58,516
Service Class	4,689	2,981
	1,558,880	2,021,224
Shares redeemed:
Standard Class	(2,108,549)	(1,769,628)
Service Class	(391,099)	(99,803)
	(2,499,648)	(1,869,431)
Net increase	(940,768)	151,793
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Effective, February 12, 2025, the line of credit was renewed.
The Fund had no amounts outstanding as of December 31, 2024, or at any time during the year.
8. Risk Factors
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources, greater sensitivity to rising interest rates, or a dependence on narrow product lines.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the year ended December 31, 2024. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
LVIP Channing Small Cap Value Fund-10

LVIP Channing Small Cap Value Fund
Notes to Financial Statements (continued)
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Channing Small Cap Value Fund-11

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP Channing Small Cap Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP Channing Small Cap Value Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2024, and the related statement of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and period from July 25, 2022 (commencement of operations) through December 31, 2022 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of its operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and period from July 25, 2022 (commencement of operations) through December 31, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP Channing Small Cap Value Fund–12

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Statement of Net Assets
December 31, 2024

	Number of Shares	Value (U.S. $)
COMMON STOCK–94.50%
Aerospace & Defense–1.19%
General Electric Co.	11,119	$1,854,538
Lockheed Martin Corp.	2,931	1,424,290
RTX Corp.	20,387	2,359,184
		5,638,012
Automobiles–1.16%
General Motors Co.	28,384	1,512,016
†Tesla, Inc.	9,860	3,981,862
		5,493,878
Banks–4.68%
Bank of America Corp.	125,014	5,494,365
Citigroup, Inc.	14,097	992,288
Comerica, Inc.	13,900	859,715
JPMorgan Chase & Co.	41,579	9,966,902
U.S. Bancorp	52,787	2,524,802
Wells Fargo & Co.	21,345	1,499,273
Zions Bancorp NA	16,301	884,329
		22,221,674
Beverages–1.24%
†Boston Beer Co., Inc. Class A	1,420	425,972
Coca-Cola Co.	44,707	2,783,458
Molson Coors Beverage Co. Class B	15,720	901,070
PepsiCo, Inc.	11,717	1,781,687
		5,892,187
Biotechnology–2.33%
AbbVie, Inc.	29,564	5,253,523
†Exelixis, Inc.	42,095	1,401,763
Gilead Sciences, Inc.	12,524	1,156,842
†Neurocrine Biosciences, Inc.	7,431	1,014,331
†Regeneron Pharmaceuticals, Inc.	1,252	891,837
†United Therapeutics Corp.	3,853	1,359,493
		11,077,789
Broadline Retail–4.01%
†Amazon.com, Inc.	82,390	18,075,542
eBay, Inc.	15,755	976,022
		19,051,564
Building Products–0.68%
†Builders FirstSource, Inc.	5,469	781,684
Carlisle Cos., Inc.	3,093	1,140,822
Owens Corning	7,662	1,304,992
		3,227,498
Capital Markets–2.08%
Affiliated Managers Group, Inc.	4,061	750,960
Bank of New York Mellon Corp.	23,037	1,769,933
CME Group, Inc.	5,341	1,240,340
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Evercore, Inc. Class A	5,373	$1,489,342
Intercontinental Exchange, Inc.	15,854	2,362,405
SEI Investments Co.	9,163	755,764
Virtu Financial, Inc. Class A	42,587	1,519,504
		9,888,248
Chemicals–1.37%
Ecolab, Inc.	8,849	2,073,498
Linde PLC	4,302	1,801,118
Scotts Miracle-Gro Co.	17,372	1,152,459
Sherwin-Williams Co.	4,428	1,505,210
		6,532,285
Commercial Services & Supplies–0.70%
=†GCI Liberty, Inc.	9,961	0
Waste Management, Inc.	16,412	3,311,777
		3,311,777
Communications Equipment–0.96%
†Arista Networks, Inc.	41,385	4,574,284
		4,574,284
Construction & Engineering–0.34%
EMCOR Group, Inc.	3,541	1,607,260
		1,607,260
Construction Materials–0.58%
Vulcan Materials Co.	10,635	2,735,641
		2,735,641
Consumer Finance–0.61%
SLM Corp.	56,687	1,563,427
Synchrony Financial	20,500	1,332,500
		2,895,927
Consumer Staples Distribution & Retail–3.00%
†BJ's Wholesale Club Holdings, Inc.	11,793	1,053,705
Costco Wholesale Corp.	1,861	1,705,178
Kroger Co.	23,191	1,418,130
Target Corp.	3,824	516,928
Walmart, Inc.	106,038	9,580,533
		14,274,474
Containers & Packaging–0.32%
Crown Holdings, Inc.	18,307	1,513,806
		1,513,806
Diversified Consumer Services–0.12%
H&R Block, Inc.	10,809	571,148
		571,148
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-1

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Telecommunication Services–0.46%
AT&T, Inc.	68,421	$1,557,946
Verizon Communications, Inc.	16,278	650,957
		2,208,903
Electric Utilities–0.30%
NextEra Energy, Inc.	8,234	590,296
NRG Energy, Inc.	9,078	819,017
		1,409,313
Electrical Equipment–1.88%
Acuity Brands, Inc.	4,745	1,386,157
Eaton Corp. PLC	11,755	3,901,132
Emerson Electric Co.	20,790	2,576,504
Vertiv Holdings Co. Class A	9,293	1,055,778
		8,919,571
Energy Equipment & Services–0.15%
Weatherford International PLC	10,089	722,675
		722,675
Entertainment–2.04%
Electronic Arts, Inc.	8,673	1,268,860
†Netflix, Inc.	6,339	5,650,078
Walt Disney Co.	24,709	2,751,347
		9,670,285
Financial Services–5.22%
†Berkshire Hathaway, Inc. Class A	5,478	9,968,202
Fidelity National Information Services, Inc.	13,422	1,084,095
Mastercard, Inc. Class A	3,918	2,063,101
MGIC Investment Corp.	47,726	1,131,583
†PayPal Holdings, Inc.	20,522	1,751,553
Visa, Inc. Class A	24,991	7,898,156
Western Union Co.	86,694	918,956
		24,815,646
Food Products–0.67%
Bunge Global SA	12,014	934,209
Ingredion, Inc.	9,843	1,354,003
Mondelez International, Inc. Class A	14,608	872,536
		3,160,748
Gas Utilities–0.28%
UGI Corp.	47,365	1,337,114
		1,337,114
Ground Transportation–0.78%
Canadian Pacific Kansas City Ltd.	15,281	1,105,886
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Ground Transportation (continued)
Ryder System, Inc.	9,843	$1,543,973
Union Pacific Corp.	4,666	1,064,035
		3,713,894
Health Care Equipment & Supplies–0.99%
†Boston Scientific Corp.	7,766	693,659
†IDEXX Laboratories, Inc.	2,522	1,042,696
Stryker Corp.	8,303	2,989,495
		4,725,850
Health Care Providers & Services–1.19%
HCA Healthcare, Inc.	2,397	719,459
†Tenet Healthcare Corp.	8,838	1,115,621
UnitedHealth Group, Inc.	7,550	3,819,243
		5,654,323
Health Care Technology–0.33%
†Doximity, Inc. Class A	29,588	1,579,703
		1,579,703
Hotels, Restaurants & Leisure–0.86%
Aramark	32,914	1,228,021
Booking Holdings, Inc.	445	2,210,947
Starbucks Corp.	6,831	623,329
		4,062,297
Household Durables–0.40%
PulteGroup, Inc.	7,548	821,977
Toll Brothers, Inc.	8,411	1,059,366
		1,881,343
Household Products–1.33%
Colgate-Palmolive Co.	14,291	1,299,195
Procter & Gamble Co.	29,887	5,010,555
		6,309,750
Independent Power and Renewable Electricity Producers–0.33%
Vistra Corp.	11,302	1,558,207
		1,558,207
Industrial Conglomerates–1.18%
3M Co.	11,001	1,420,119
Honeywell International, Inc.	18,514	4,182,128
		5,602,247
Industrial REITs–0.20%
First Industrial Realty Trust, Inc.	18,611	932,969
		932,969
Insurance–2.04%
Assured Guaranty Ltd.	9,462	851,675
Axis Capital Holdings Ltd.	7,805	691,679
Old Republic International Corp.	47,306	1,712,004
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-2

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Progressive Corp.	7,547	$1,808,337
Travelers Cos., Inc.	16,027	3,860,744
Unum Group	10,235	747,462
		9,671,901
Interactive Media & Services–6.44%
Alphabet, Inc. Class A	53,311	10,091,772
Alphabet, Inc. Class C	43,888	8,358,031
Meta Platforms, Inc. Class A	20,776	12,164,556
		30,614,359
IT Services–0.62%
†DXC Technology Co.	28,722	573,865
†GoDaddy, Inc. Class A	4,348	858,165
†Twilio, Inc. Class A	14,121	1,526,198
		2,958,228
Life Sciences Tools & Services–1.04%
†Medpace Holdings, Inc.	3,943	1,309,983
†Mettler-Toledo International, Inc.	723	884,721
Thermo Fisher Scientific, Inc.	5,309	2,761,901
		4,956,605
Machinery–0.31%
Allison Transmission Holdings, Inc.	13,665	1,476,640
		1,476,640
Media–0.53%
Comcast Corp. Class A	67,189	2,521,603
		2,521,603
Metals & Mining–0.39%
Southern Copper Corp.	8,776	799,757
Steel Dynamics, Inc.	9,352	1,066,783
		1,866,540
Multi-Utilities–0.53%
Sempra	28,435	2,494,318
		2,494,318
Oil, Gas & Consumable Fuels–2.96%
Cheniere Energy, Inc.	3,717	798,672
Chevron Corp.	14,822	2,146,819
ConocoPhillips	9,532	945,288
EOG Resources, Inc.	7,140	875,221
EQT Corp.	31,036	1,431,070
Exxon Mobil Corp.	37,457	4,029,250
Kinder Morgan, Inc.	68,276	1,870,762
Marathon Petroleum Corp.	4,416	616,032
Valero Energy Corp.	11,164	1,368,595
		14,081,709
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Paper & Forest Products–0.26%
Louisiana-Pacific Corp.	11,847	$1,226,757
		1,226,757
Passenger Airlines–0.29%
Delta Air Lines, Inc.	22,743	1,375,951
		1,375,951
Pharmaceuticals–3.30%
Bristol-Myers Squibb Co.	30,744	1,738,881
Eli Lilly & Co.	8,929	6,893,188
Johnson & Johnson	30,586	4,423,347
Merck & Co., Inc.	26,578	2,643,979
		15,699,395
Professional Services–1.19%
Automatic Data Processing, Inc.	13,454	3,938,389
Leidos Holdings, Inc.	8,774	1,263,982
†Parsons Corp.	4,738	437,081
		5,639,452
Retail REITs–0.57%
Brixmor Property Group, Inc.	39,246	1,092,609
Simon Property Group, Inc.	9,396	1,618,085
		2,710,694
Semiconductors & Semiconductor Equipment–8.90%
Applied Materials, Inc.	9,474	1,540,757
ASML Holding NV	3,749	2,598,357
Broadcom, Inc.	36,424	8,444,540
†Cirrus Logic, Inc.	9,552	951,188
Marvell Technology, Inc.	19,797	2,186,579
NVIDIA Corp.	185,087	24,855,333
QUALCOMM, Inc.	11,144	1,711,941
		42,288,695
Software–11.19%
†Adobe, Inc.	9,114	4,052,814
†AppLovin Corp. Class A	4,916	1,591,948
†DocuSign, Inc.	16,074	1,445,696
†Dropbox, Inc. Class A	47,306	1,421,072
†Fair Isaac Corp.	710	1,413,560
Gen Digital, Inc.	39,991	1,094,954
†Manhattan Associates, Inc.	4,301	1,162,302
Microsoft Corp.	72,745	30,662,017
Oracle Corp.	22,202	3,699,741
Pegasystems, Inc.	14,772	1,376,750
†RingCentral, Inc. Class A	35,998	1,260,290
†ServiceNow, Inc.	1,496	1,585,940
†Synopsys, Inc.	4,903	2,379,720
		53,146,804
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-3

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialized REITs–0.65%
American Tower Corp.	12,394	$2,273,183
National Storage Affiliates Trust	22,124	838,721
		3,111,904
Specialty Retail–2.44%
Dick's Sporting Goods, Inc.	6,282	1,437,573
Gap, Inc.	53,529	1,264,890
Home Depot, Inc.	2,839	1,104,343
TJX Cos., Inc.	55,772	6,737,815
†Ulta Beauty, Inc.	2,366	1,029,044
		11,573,665
Technology Hardware, Storage & Peripherals–6.27%
Apple, Inc.	118,947	29,786,708
		29,786,708
Textiles, Apparel & Luxury Goods–0.21%
PVH Corp.	9,462	1,000,607
		1,000,607
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Tobacco–0.11%
Altria Group, Inc.	10,250	$535,973
		535,973
Wireless Telecommunication Services–0.30%
T-Mobile U.S., Inc.	6,469	1,427,902
		1,427,902
Total Common Stock (Cost $264,251,264)		448,938,700

MONEY MARKET FUND–5.25%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.43%)	24,949,393	24,949,393
Total Money Market Fund (Cost $24,949,393)		24,949,393

TOTAL INVESTMENTS–99.75% (Cost $289,200,657)	473,888,093
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.25%	1,190,658
NET ASSETS APPLICABLE TO 26,981,437 SHARES OUTSTANDING–100.00%	$475,078,751
NET ASSET VALUE PER SHARE–LVIP CLEARBRIDGE FRANKLIN SELECT LARGE CAP MANAGED VOLATILITY FUND STANDARD CLASS ($3,738,480 / 211,740 Shares)	$17.656
NET ASSET VALUE PER SHARE–LVIP CLEARBRIDGE FRANKLIN SELECT LARGE CAP MANAGED VOLATILITY FUND SERVICE CLASS ($471,340,271 / 26,769,697 Shares)	$17.607
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$238,654,741
Distributable earnings/(accumulated loss)	236,424,010
TOTAL NET ASSETS	$475,078,751

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".

★Includes $1,298,603 cash collateral held at broker for futures contracts, $16,164 expense reimbursement receivable from Lincoln Financial
Investments Corporation, $248,773 payable for fund shares redeemed, $17,351 other accrued expenses payable, $409,294 due to manager and affiliates, $77,882 variation margin due to broker on futures contracts, $25,588 payable for audit fee and $45,277 payable for fund accounting fee as of December 31, 2024.

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-4

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Statement of Net Assets (continued)

The following futures contracts were outstanding at December 31, 2024:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
6	E-mini Russell 2000 Index	$674,940	$727,799	3/21/25	$—	$(52,859)
70	E-mini S&P 500 Index	20,775,125	21,545,217	3/21/25	—	(770,092)
4	E-mini S&P MidCap 400 Index	1,258,680	1,340,582	3/21/25	—	(81,902)
Total Futures Contracts					$—	$(904,853)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2024.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-5

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Dividends	$7,224,015
Foreign taxes withheld	(18,568)
7,205,447
EXPENSES:
Management fees	3,130,864
Distribution fees-Service Class	1,703,237
Shareholder servicing fees	141,867
Accounting and administration expenses	125,664
Professional fees	41,390
Reports and statements to shareholders	17,821
Custodian fees	17,708
Trustees’ fees and expenses	15,657
Consulting fees	12,344
Pricing fees	1,937
Other	13,273
5,221,762
Less:
Management fees waived	(122,251)
Expenses reimbursed	(191,982)
Total operating expenses	4,907,529
NET INVESTMENT INCOME	2,297,918
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	59,189,369
Foreign currencies	(101)
Futures contracts	5,826,370
Net realized gain	65,015,638
Net change in unrealized appreciation (depreciation) of:
Investments	31,849,965
Foreign currencies	(444)
Futures contracts	(2,035,062)
Net change in unrealized appreciation (depreciation)	29,814,459
NET REALIZED AND UNREALIZED GAIN	94,830,097
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$97,128,015
See accompanying notes, which are an integral part of the financial statements.

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/24	12/31/23
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,297,918	$3,326,290
Net realized gain	65,015,638	11,655,287
Net change in unrealized appreciation (depreciation)	29,814,459	81,194,632
Net increase in net assets resulting from operations	97,128,015	96,176,209
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(208,329)	(104,431)
Service Class	(25,292,647)	(26,614,866)
	(25,500,976)	(26,719,297)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,693,114	152,160
Service Class	9,688,513	9,243,862
Reinvestment of dividends and distributions:
Standard Class	208,329	104,431
Service Class	25,292,647	26,614,866
	36,882,603	36,115,319
Cost of shares redeemed:
Standard Class	(277,475)	(312,766)
Service Class	(121,266,012)	(91,130,519)
	(121,543,487)	(91,443,285)
Decrease in net assets derived from capital share transactions	(84,660,884)	(55,327,966)
NET INCREASE (DECREASE) IN NET ASSETS	(13,033,845)	14,128,946
NET ASSETS:
Beginning of year	488,112,596	473,983,650
End of year	$475,078,751	$488,112,596
See accompanying notes, which are an integral part of the financial statements.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-6

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20[1]
Net asset value, beginning of period	$15.289	$13.263	$18.018	$14.930	$13.638
Income (loss) from investment operations:
Net investment income[2]	0.141	0.149	0.131	0.083	0.121
Net realized and unrealized gain (loss)	3.241	2.769	(3.297)	3.208	1.820
Total from investment operations	3.382	2.918	(3.166)	3.291	1.941
Less dividends and distributions from:
Net investment income	(0.151)	(0.156)	(0.129)	(0.095)	(0.123)
Net realized gain	(0.864)	(0.736)	(1.460)	(0.108)	(0.526)
Total dividends and distributions	(1.015)	(0.892)	(1.589)	(0.203)	(0.649)
Net asset value, end of period	$17.656	$15.289	$13.263	$18.018	$14.930
Total return[3]	22.29%	22.54%	(17.45% )[4]	22.04%	14.86%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,738	$1,829	$1,635	$2,063	$1,786
Ratio of expenses to average net assets	0.66%	0.68%	0.68%	0.68%	0.68%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.72%	0.73%	0.73%	0.72%	0.73%
Ratio of net investment income to average net assets	0.81%	1.04%	0.85%	0.49%	0.91%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.75%	0.99%	0.80%	0.45%	0.86%
Portfolio turnover	49%	14%	22%	19%	20%

[1]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	In 2022, 0.21% of the fund's total return consists of a voluntary reimbursement by sub-adviser Clearbridge for a realized investment loss. Excluding this item, total return would have been (17.66)%.
See accompanying notes, which are an integral part of the financial statements.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-7

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20[1]
Net asset value, beginning of period	$15.249	$13.233	$17.980	$14.900	$13.617
Income (loss) from investment operations:
Net investment income[2]	0.079	0.098	0.078	0.024	0.074
Net realized and unrealized gain (loss)	3.230	2.758	(3.288)	3.197	1.811
Total from investment operations	3.309	2.856	(3.210)	3.221	1.885
Less dividends and distributions from:
Net investment income	(0.087)	(0.104)	(0.077)	(0.033)	(0.076)
Net realized gain	(0.864)	(0.736)	(1.460)	(0.108)	(0.526)
Total dividends and distributions	(0.951)	(0.840)	(1.537)	(0.141)	(0.602)
Net asset value, end of period	$17.607	$15.249	$13.233	$17.980	$14.900
Total return[3]	21.86%	22.11%	(17.74% )[4]	21.62%	14.45%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$471,340	$486,284	$472,348	$621,683	$582,318
Ratio of expenses to average net assets	1.01%	1.03%	1.03%	1.03%	1.03%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.07%	1.08%	1.08%	1.07%	1.08%
Ratio of net investment income to average net assets	0.46%	0.69%	0.50%	0.14%	0.56%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.40%	0.64%	0.45%	0.10%	0.51%
Portfolio turnover	49%	14%	22%	19%	20%

[1]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	In 2022, 0.22% of the fund's total return consists of a voluntary reimbursement by sub-adviser Clearbridge for a realized investment loss. Excluding this item, total return would have been (17.96)%.
See accompanying notes, which are an integral part of the financial statements.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-8

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-9

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $577 for the year ended December 31, 2024. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.64% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. Effective May 1, 2024, the waiver amount is 0.035% of the Fund’s average daily net assets.   The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Trust’s Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   Prior to May 1, 2024, the waiver amount was 0.005% of the Fund’s average daily net assets.
Effective May 1, 2024, LFI has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.645% of the Fund’s average daily net assets for the Standard Class and 0.995% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI. Prior to May 1, 2024, LIAC had contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses were not to exceed 0.675% the Fund’s average daily net assets for the Standard Class and 1.025% for the Service Class.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended December 31, 2024, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2025	2026	2027	Total
LFI	$217,479	$216,077	$191,981	$625,537
ClearBridge Investments, LLC ("ClearBridge") and Franklin Advisers, Inc (“FAV”) are sub-advisers to the Fund with each responsible for the day-to-day management of a portion of the Fund's investment portfolio. For these services, LFI, not the Fund, pays ClearBridge and FAV a fee based on their managed portions of the Fund's average daily net assets.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-10

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$40,434
Legal	6,141
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $5,655 for the year ended December 31, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2024, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$16,164
Management fees payable to LFI	252,349
Distribution fees payable to LFD	144,849
Shareholder servicing fees payable to Lincoln Life	12,096
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$223,868,255
Sales	324,309,808
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments and derivatives	$289,467,670
Aggregate unrealized appreciation of investments and derivatives	$190,170,686
Aggregate unrealized depreciation of investments and derivatives	(5,750,258)
Net unrealized appreciation of investments and derivatives	$184,420,428
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-11

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$5,638,012	$—	$—	$5,638,012
Automobiles	5,493,878	—	—	5,493,878
Banks	22,221,674	—	—	22,221,674
Beverages	5,892,187	—	—	5,892,187
Biotechnology	11,077,789	—	—	11,077,789
Broadline Retail	19,051,564	—	—	19,051,564
Building Products	3,227,498	—	—	3,227,498
Capital Markets	9,888,248	—	—	9,888,248
Chemicals	6,532,285	—	—	6,532,285
Commercial Services & Supplies	3,311,777	—	— *	3,311,777
Communications Equipment	4,574,284	—	—	4,574,284
Construction & Engineering	1,607,260	—	—	1,607,260
Construction Materials	2,735,641	—	—	2,735,641
Consumer Finance	2,895,927	—	—	2,895,927
Consumer Staples Distribution & Retail	14,274,474	—	—	14,274,474
Containers & Packaging	1,513,806	—	—	1,513,806
Diversified Consumer Services	571,148	—	—	571,148
Diversified Telecommunication Services	2,208,903	—	—	2,208,903
Electric Utilities	1,409,313	—	—	1,409,313
Electrical Equipment	8,919,571	—	—	8,919,571
Energy Equipment & Services	722,675	—	—	722,675
Entertainment	9,670,285	—	—	9,670,285
Financial Services	24,815,646	—	—	24,815,646
Food Products	3,160,748	—	—	3,160,748
Gas Utilities	1,337,114	—	—	1,337,114
Ground Transportation	3,713,894	—	—	3,713,894
Health Care Equipment & Supplies	4,725,850	—	—	4,725,850
Health Care Providers & Services	5,654,323	—	—	5,654,323
Health Care Technology	1,579,703	—	—	1,579,703
Hotels, Restaurants & Leisure	4,062,297	—	—	4,062,297
Household Durables	1,881,343	—	—	1,881,343
Household Products	6,309,750	—	—	6,309,750
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-12

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Independent Power and Renewable Electricity Producers	$1,558,207	$—	$—	$1,558,207
Industrial Conglomerates	5,602,247	—	—	5,602,247
Industrial REITs	932,969	—	—	932,969
Insurance	9,671,901	—	—	9,671,901
Interactive Media & Services	30,614,359	—	—	30,614,359
IT Services	2,958,228	—	—	2,958,228
Life Sciences Tools & Services	4,956,605	—	—	4,956,605
Machinery	1,476,640	—	—	1,476,640
Media	2,521,603	—	—	2,521,603
Metals & Mining	1,866,540	—	—	1,866,540
Multi-Utilities	2,494,318	—	—	2,494,318
Oil, Gas & Consumable Fuels	14,081,709	—	—	14,081,709
Paper & Forest Products	1,226,757	—	—	1,226,757
Passenger Airlines	1,375,951	—	—	1,375,951
Pharmaceuticals	15,699,395	—	—	15,699,395
Professional Services	5,639,452	—	—	5,639,452
Retail REITs	2,710,694	—	—	2,710,694
Semiconductors & Semiconductor Equipment	42,288,695	—	—	42,288,695
Software	53,146,804	—	—	53,146,804
Specialized REITs	3,111,904	—	—	3,111,904
Specialty Retail	11,573,665	—	—	11,573,665
Technology Hardware, Storage & Peripherals	29,786,708	—	—	29,786,708
Textiles, Apparel & Luxury Goods	1,000,607	—	—	1,000,607
Tobacco	535,973	—	—	535,973
Wireless Telecommunication Services	1,427,902	—	—	1,427,902
Money Market Fund	24,949,393	—	—	24,949,393
Total Investments	$473,888,093	$—	$—	$473,888,093
Derivatives:

Liabilities:
Futures Contracts	$(904,853)	$—	$—	$(904,853)

*	Includes securities that have been valued at zero on the "Statement of Net Assets" that are considered to be Level 3 investments in this table.
During the year ended December 31, 2024, there were no material transfers to or from Level 3 investments.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale and straddle loss deferrals, mark-to-market adjustments on certain derivatives and adjustments related to distributions from underlying real estate investment trusts (REITS).   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Year Ended
	12/31/24	12/31/23
Ordinary income	$13,497,219	$4,002,048
Long-term capital gains	12,003,757	22,717,249
Total	$25,500,976	$26,719,297
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-13

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$1,096,771
Undistributed long-term capital gains	50,906,816
Other temporary differences	(5)
Net unrealized appreciation	184,420,428
Distributable earnings/(accumulated loss)	$236,424,010
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, there were no permanent differences requiring a reclassification.
At December 31, 2024, the Fund had no capital loss carryforwards for federal income tax purposes.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/24	12/31/23
Shares sold:
Standard Class	96,052	10,546
Service Class	572,212	656,778
Shares reinvested:
Standard Class	11,924	7,296
Service Class	1,454,449	1,876,460
	2,134,637	2,551,080
Shares redeemed:
Standard Class	(15,871)	(21,506)
Service Class	(7,147,051)	(6,338,200)
	(7,162,922)	(6,359,706)
Net decrease	(5,028,285)	(3,808,626)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Effective, February 12, 2025, the line of credit was renewed.
The Fund had no amounts outstanding as of December 31, 2024, or at any time during the year.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments,
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-14

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2024, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of December 31, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(904,853)
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$5,833,698	$(2,028,113)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(7,328)	(6,949)
Total		$5,826,370	$(2,035,062)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2024.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$24,759,682	$—
9. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the year ended December 31, 2024. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-15

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 9. Risk Factors (continued)
first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-16

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and others; when replies were not received from others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–17

LVIP Dimensional International Core Equity Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP Dimensional International Core Equity Fund

LVIP Dimensional International Core Equity Fund
Statement of Net Assets
December 31, 2024

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.70%
Australia–6.45%
†29Metals Ltd.	118,430	$17,959
Accent Group Ltd.	46,710	67,652
Acrow Ltd.	28,316	19,191
Adairs Ltd.	15,828	26,451
AGL Energy Ltd.	27,208	190,128
†Ainsworth Game Technology Ltd.	6,705	3,590
†Alkane Resources Ltd.	24,815	7,833
†Alliance Aviation Services Ltd.	9,515	17,491
ALS Ltd.	20,757	193,741
†AMA Group Ltd.	183,387	6,356
Amotiv Ltd.	12,973	85,114
AMP Ltd.	291,696	286,164
†Amplitude Energy Ltd.	288,613	36,621
Ampol Ltd.	19,445	339,280
Ansell Ltd.	10,726	224,526
ANZ Group Holdings Ltd.	49,371	872,131
APA Group	58,191	251,041
†Appen Ltd.	7,413	12,113
ARB Corp. Ltd.	6,072	152,623
Aristocrat Leisure Ltd.	13,987	591,810
ARN Media Ltd.	22,200	10,099
†Articore Group Ltd.	8,524	1,477
ASX Ltd.	2,506	100,945
Atlas Arteria Ltd.	43,963	129,252
AUB Group Ltd.	7,361	142,150
†Audinate Group Ltd.	3,066	14,062
†Aurelia Metals Ltd.	90,985	9,574
Aurizon Holdings Ltd.	191,684	385,589
Aussie Broadband Ltd.	17,641	39,090
†Austal Ltd.	37,918	72,755
†Australian Agricultural Co. Ltd.	17,102	14,819
Australian Clinical Labs Ltd.	21,006	44,726
Australian Ethical Investment Ltd.	7,408	24,668
Auswide Bank Ltd.	2,979	8,943
Baby Bunting Group Ltd.	5,130	5,334
Bank of Queensland Ltd.	76,015	315,232
Bapcor Ltd.	31,214	91,190
Beach Energy Ltd.	126,125	108,901
Bega Cheese Ltd.	30,567	109,165
Bell Financial Group Ltd.	20,472	16,916
†Bellevue Gold Ltd.	123,144	85,748
Bendigo & Adelaide Bank Ltd.	41,860	339,411
BHP Group Ltd.	101,180	2,476,834
BHP Group Ltd. ADR	32,090	1,566,955
BHP Group Ltd. Class DI	7,776	190,023
†Black Cat Syndicate Ltd.	64,134	22,428
BlueScope Steel Ltd.	19,000	219,795
Brambles Ltd.	50,220	598,050
†Bravura Solutions Ltd.	23,881	33,258
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Breville Group Ltd.	7,609	$166,625
Brickworks Ltd.	9,645	153,125
†Capricorn Metals Ltd.	40,328	156,755
CAR Group Ltd.	4,003	89,270
Cedar Woods Properties Ltd.	3,769	12,831
†Cettire Ltd.	20,920	19,552
†Chalice Mining Ltd.	22,674	15,508
Challenger Ltd.	59,590	221,668
Champion Iron Ltd.	43,508	154,843
†Chrysos Corp. Ltd.	2,857	8,736
†City Chic Collective Ltd.	12,299	746
Cleanaway Waste Management Ltd.	173,056	283,850
ClearView Wealth Ltd.	34,077	8,226
Clinuvel Pharmaceuticals Ltd.	1,998	14,914
†Coast Entertainment Holdings Ltd.	56,288	17,071
Cochlear Ltd.	1,839	329,956
Codan Ltd.	8,979	89,477
†Cogstate Ltd.	4,311	2,788
Coles Group Ltd.	48,316	564,909
Collins Foods Ltd.	10,696	48,063
Commonwealth Bank of Australia	12,239	1,160,919
Computershare Ltd.	19,011	399,485
†Core Lithium Ltd.	320,668	17,665
Coronado Global Resources, Inc.	42,154	19,960
Corporate Travel Management Ltd.	8,685	71,226
CSL Ltd.	5,338	930,328
Dalrymple Bay Infrastructure Ltd.	4,869	10,849
Data#3 Ltd.	14,663	57,994
†Develop Global Ltd.	9,081	13,152
Dicker Data Ltd.	7,913	41,239
Domain Holdings Australia Ltd.	25,059	39,241
Domino's Pizza Enterprises Ltd.	4,436	80,832
Downer EDI Ltd.	63,399	206,014
Duratec Ltd.	14,079	13,071
Eagers Automotive Ltd.	12,785	93,693
=†Elanor Investor Group	7,930	3,043
Elders Ltd.	22,517	99,788
†Electro Optic Systems Holdings Ltd.	8,726	6,994
†Emeco Holdings Ltd.	23,831	13,496
†Emerald Resources NL	56,448	113,550
†EML Payments Ltd.	25,538	13,199
Endeavour Group Ltd.	138,732	360,646
†Energy World Corp. Ltd.	57,823	787
Enero Group Ltd.	5,128	3,491
LVIP Dimensional International Core Equity Fund-1

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
EQT Holdings Ltd.	1,794	$35,533
Euroz Hartleys Group Ltd.	6,413	3,334
Evolution Mining Ltd.	127,397	379,280
EVT Ltd.	9,381	66,077
†FleetPartners Group Ltd.	23,440	39,027
Fleetwood Ltd.	8,185	9,828
Flight Centre Travel Group Ltd.	19,299	199,245
Fortescue Ltd.	71,396	806,478
G8 Education Ltd.	76,969	62,170
†Genesis Minerals Ltd.	79,395	121,380
Gold Road Resources Ltd.	124,509	157,983
GR Engineering Services Ltd.	8,627	13,189
GrainCorp Ltd. Class A	19,403	88,150
Grange Resources Ltd.	19,800	2,696
GWA Group Ltd.	21,802	32,656
Hansen Technologies Ltd.	18,926	62,671
Harvey Norman Holdings Ltd.	45,282	130,888
†Healius Ltd.	57,785	48,999
Helia Group Ltd.	31,524	87,218
HUB24 Ltd.	2,110	90,897
IDP Education Ltd.	11,684	91,338
IGO Ltd.	34,275	101,193
Iluka Resources Ltd.	41,176	128,704
Imdex Ltd.	54,450	78,188
†Immutep Ltd. ADR	4,950	10,742
Incitec Pivot Ltd.	139,191	252,426
Infomedia Ltd.	19,919	18,986
Inghams Group Ltd.	35,938	70,735
Insignia Financial Ltd.	57,131	125,532
Insurance Australia Group Ltd.	151,267	792,082
Integral Diagnostics Ltd.	27,256	49,092
IPH Ltd.	11,201	34,872
†IRESS Ltd.	18,965	109,284
IVE Group Ltd.	13,275	17,255
JB Hi-Fi Ltd.	7,657	439,238
Johns Lyng Group Ltd.	9,912	22,945
†Judo Capital Holdings Ltd.	44,277	49,878
Jumbo Interactive Ltd.	1,085	9,348
Jupiter Mines Ltd.	61,368	5,508
Karoon Energy Ltd.	58,285	50,145
Kelsian Group Ltd.	11,385	25,791
Kogan.com Ltd.	9,843	37,833
Lendlease Corp. Ltd.	76,961	296,766
Lifestyle Communities Ltd.	6,487	34,370
Lottery Corp. Ltd.	80,203	245,230
Lovisa Holdings Ltd.	7,701	143,759
Lycopodium Ltd.	1,603	9,862
†Lynas Rare Earths Ltd.	23,173	92,225
Maas Group Holdings Ltd.	4,542	13,466
Macmahon Holdings Ltd.	102,720	21,935
Macquarie Group Ltd.	3,936	539,981
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
†Macquarie Technology Group Ltd. Class L	972	$53,129
Magellan Financial Group Ltd.	20,549	141,433
†Mayne Pharma Group Ltd.	10,321	31,749
McMillan Shakespeare Ltd.	6,506	60,403
McPherson's Ltd.	9,847	1,950
Medibank Pvt Ltd.	99,309	232,961
†Megaport Ltd.	6,059	27,639
†Mesoblast Ltd.	37,595	72,135
†Metals X Ltd.	84,362	21,670
Metcash Ltd.	118,955	228,244
Michael Hill International Ltd.	14,556	5,316
Mineral Resources Ltd.	7,577	160,625
Monadelphous Group Ltd.	10,490	90,899
Monash IVF Group Ltd.	48,981	38,502
†Mount Gibson Iron Ltd.	40,070	7,316
Myer Holdings Ltd.	68,789	52,370
MyState Ltd.	12,375	34,161
†Nanosonics Ltd.	3,177	5,919
National Australia Bank Ltd.	45,440	1,043,441
Netwealth Group Ltd.	10,157	180,742
†Neuren Pharmaceuticals Ltd.	1,272	9,841
New Hope Corp. Ltd.	58,705	180,224
†NEXTDC Ltd.	17,348	161,815
nib holdings Ltd.	36,492	123,775
Nick Scali Ltd.	9,300	86,401
Nickel Industries Ltd.	195,282	99,718
Nine Entertainment Co. Holdings Ltd.	114,713	87,687
Northern Star Resources Ltd.	73,630	703,652
†Novonix Ltd.	3,822	1,739
NRW Holdings Ltd.	46,732	111,071
Nufarm Ltd.	33,137	72,606
†Nuix Ltd.	12,142	47,497
Objective Corp. Ltd.	1,940	19,068
†OFX Group Ltd.	15,689	13,741
†OM Holdings Ltd.	23,197	5,241
†Omni Bridgeway Ltd.	13,858	12,437
oOh!media Ltd.	48,209	35,210
†Ora Banda Mining Ltd.	34,163	13,744
Orica Ltd.	50,140	514,546
Origin Energy Ltd.	76,038	512,995
Orora Ltd.	161,707	246,218
†Paladin Energy Ltd.	21,066	98,573
†Pantoro Ltd.	511,673	28,503
Peet Ltd.	38,309	34,500
†Peninsula Energy Ltd.	19,575	15,266
PeopleIN Ltd.	6,712	4,071
Perenti Ltd.	80,124	69,182
LVIP Dimensional International Core Equity Fund-2

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Perpetual Ltd.	9,840	$121,139
Perseus Mining Ltd.	165,494	263,252
†PEXA Group Ltd.	10,825	87,504
†Pilbara Minerals Ltd.	68,415	92,737
Pinnacle Investment Management Group Ltd.	910	12,870
Platinum Asset Management Ltd.	63,966	27,318
PointsBet Holdings Ltd.	5,076	3,142
Praemium Ltd.	19,514	8,877
Premier Investments Ltd.	9,919	197,258
Pro Medicus Ltd.	2,725	421,862
Propel Funeral Partners Ltd.	4,499	16,346
PWR Holdings Ltd.	9,852	47,929
†Qantas Airways Ltd.	20,393	113,222
QBE Insurance Group Ltd.	82,267	977,648
Qube Holdings Ltd.	85,374	209,784
Ramelius Resources Ltd.	127,856	163,813
Ramsay Health Care Ltd.	10,486	224,175
REA Group Ltd.	1,419	204,914
Reece Ltd.	8,182	113,338
Regal Partners Ltd.	4,484	10,408
Regis Healthcare Ltd.	9,658	35,867
†Regis Resources Ltd.	78,279	123,550
Reject Shop Ltd.	2,536	4,379
Reliance Worldwide Corp. Ltd.	65,331	202,992
†Resolute Mining Ltd.	188,886	46,180
†Retail Food Group Ltd.	5,148	8,125
Ridley Corp. Ltd.	36,736	61,392
Rio Tinto Ltd.	14,115	1,026,187
†RPMGlobal Holdings Ltd.	15,918	30,050
†Sandfire Resources Ltd.	57,815	332,081
Santos Ltd.	270,552	1,118,621
SEEK Ltd.	7,295	101,909
†Select Harvests Ltd.	14,731	38,750
Servcorp Ltd.	2,368	7,182
Service Stream Ltd.	54,665	52,782
†Seven West Media Ltd.	80,912	7,512
SG Fleet Group Ltd.	12,991	27,419
SGH Ltd.	7,707	219,956
Shaver Shop Group Ltd.	10,483	8,532
Sigma Healthcare Ltd.	159,184	258,141
Sims Ltd.	10,907	80,201
SmartGroup Corp. Ltd.	12,828	61,693
Sonic Healthcare Ltd.	18,668	312,089
South32 Ltd.	166,271	349,906
Southern Cross Media Group Ltd.	16,431	6,102
SRG Global Ltd.	75,626	64,830
†St. Barbara Ltd.	13,522	1,883
Stanmore Resources Ltd.	34,668	64,588
†Star Entertainment Group Ltd.	219,853	25,855
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Steadfast Group Ltd.	80,448	$288,801
†Strike Energy Ltd.	83,707	10,880
Suncorp Group Ltd.	45,918	540,282
=†Sunland Group Ltd.	6,027	52
Super Retail Group Ltd.	17,575	165,129
†Superloop Ltd.	37,948	51,439
†Syrah Resources Ltd.	50,689	6,432
Tabcorp Holdings Ltd.	125,239	43,797
Technology One Ltd.	19,951	386,637
†Telix Pharmaceuticals Ltd.	5,642	85,941
Telstra Group Ltd.	173,527	430,692
=†Ten Sixty Four Ltd.	34,142	2,325
Terracom Ltd.	17,167	1,913
TPG Telecom Ltd.	37,105	103,118
Transurban Group	71,324	591,115
Treasury Wine Estates Ltd.	41,410	290,396
†Tuas Ltd.	11,966	47,104
†Tyro Payments Ltd.	63,690	32,128
Universal Store Holdings Ltd.	2,598	13,797
†Vault Minerals Ltd.	356,296	72,775
Ventia Services Group Pty. Ltd.	94,118	209,716
Viva Energy Group Ltd.	129,211	210,335
†Vulcan Energy Resources Ltd.	9,297	30,786
†WEB Travel Group Ltd.	23,881	67,846
†Webjet Group Ltd.	46,935	25,274
Wesfarmers Ltd.	17,922	793,470
†West African Resources Ltd.	136,558	121,290
†Westgold Resources Ltd.	83,286	145,919
Westpac Banking Corp.	56,996	1,140,175
Whitehaven Coal Ltd.	76,329	292,912
WiseTech Global Ltd.	2,924	219,096
Woodside Energy Group Ltd.	62,603	953,204
Woodside Energy Group Ltd. ADR	9,552	149,011
Woolworths Group Ltd.	36,684	692,293
Worley Ltd.	30,037	254,702
XRF Scientific Ltd.	17,186	20,743
Yancoal Australia Ltd.	41,066	165,216
		45,518,143
Austria–0.51%
Agrana Beteiligungs AG	1,444	15,706
†ams-OSRAM AG	5,969	39,126
ANDRITZ AG	7,395	375,354
†AT&S Austria Technologie & Systemtechnik AG	1,508	18,917
BAWAG Group AG	7,025	591,752
CA Immobilien Anlagen AG	2,270	54,834
†DO & Co. AG	520	96,956
LVIP Dimensional International Core Equity Fund-3

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Austria (continued)
Erste Group Bank AG	7,346	$454,688
†Eurotelesites AG	3,469	16,889
Fabasoft AG	435	7,592
†Lenzing AG	1,510	46,163
Mayr Melnhof Karton AG	589	48,337
Oesterreichische Post AG	3,597	107,234
OMV AG	14,917	578,506
Palfinger AG	713	14,535
†POLYTEC Holding AG	1,389	2,878
Porr AG	1,155	21,103
Raiffeisen Bank International AG	4,575	93,483
RHI Magnesita NV	752	30,691
†Rosenbauer International AG	188	6,680
Schoeller-Bleckmann Oilfield Equipment AG	676	20,772
Semperit AG Holding	457	5,605
Strabag SE	1,033	42,266
Telekom Austria AG	10,299	84,919
†UBM Development AG	240	3,969
UNIQA Insurance Group AG	8,361	67,756
Verbund AG	2,268	164,451
Vienna Insurance Group AG Wiener Versicherung Gruppe	4,355	136,832
voestalpine AG	10,155	192,801
Wienerberger AG	9,860	273,264
Zumtobel Group AG	1,947	9,882
		3,623,941
Belgium–1.04%
Ackermans & van Haaren NV	2,336	460,961
Ageas SA	14,660	712,203
†AGFA-Gevaert NV	14,619	10,948
Anheuser-Busch InBev SA	31,206	1,559,668
Anheuser-Busch InBev SA ADR	1,200	60,084
†Atenor	896	3,156
Azelis Group NV	6,407	126,097
Barco NV	2,553	27,715
Bekaert SA	2,166	75,073
bpost SA	6,706	13,684
Cie d'Entreprises CFE	740	4,461
CMB Tech NV	3,140	31,180
Colruyt Group NV	4,172	156,614
Deceuninck NV	7,755	19,520
Deme Group NV	740	105,628
D'ieteren Group	455	75,740
Econocom Group SA NV	6,908	13,338
Elia Group SA	1,468	113,135
EVS Broadcast Equipment SA	1,163	37,285
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Belgium (continued)
Fagron	7,355	$127,689
Greenyard NV	1,186	6,634
Immobel SA	390	7,554
Jensen-Group NV	278	12,440
KBC Group NV	20,757	1,602,694
Kinepolis Group NV	664	27,100
Lotus Bakeries NV	23	256,829
Melexis NV	1,483	86,793
†Ontex Group NV	7,771	67,536
†Orange Belgium SA	1,619	24,887
Proximus SADP	11,365	59,156
Recticel SA	2,992	32,480
Sipef NV	408	24,005
Solvay SA	8,032	259,250
Syensqo SA	6,621	483,926
Tessenderlo Group SA	1,567	30,678
UCB SA	1,994	396,986
Umicore SA	11,683	120,474
Van de Velde NV	509	15,475
VGP NV	1,097	81,134
What's Cooking BV	51	5,705
†X-Fab Silicon Foundries SE	4,109	21,388
		7,357,303
Bermuda–0.01%
Conduit Holdings Ltd.	9,207	54,001
		54,001
Britain–0.04%
Hargreaves Services PLC	2,415	17,354
Travis Perkins PLC	25,836	235,788
Wickes Group PLC	22,473	42,539
		295,681
Canada–11.46%
†5N Plus, Inc.	6,300	32,345
Acadian Timber Corp.	800	9,695
ADENTRA, Inc.	2,120	54,761
ADF Group, Inc.	1,700	11,519
†Advantage Energy Ltd.	16,293	111,760
Aecon Group, Inc.	5,100	96,575
Africa Oil Corp.	5,800	7,949
Ag Growth International, Inc.	2,400	84,850
AGF Management Ltd. Class B	5,000	37,114
Agnico Eagle Mines Ltd.	9,838	769,430
†Aimia, Inc.	2,700	4,959
†Air Canada	9,341	144,652
AirBoss of America Corp.	1,300	3,446
Alamos Gold, Inc. Class A	15,542	286,628
Algoma Central Corp.	1,600	16,474
Algoma Steel Group, Inc.	8,903	87,071
LVIP Dimensional International Core Equity Fund-4

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Algonquin Power & Utilities Corp.	39,629	$176,265
Alimentation Couche-Tard, Inc.	15,600	865,165
AltaGas Ltd.	22,334	520,187
Altius Minerals Corp.	1,400	25,926
Altus Group Ltd.	1,496	58,281
Amerigo Resources Ltd.	14,300	15,519
Andlauer Healthcare Group, Inc.	1,998	58,656
Andrew Peller Ltd. Class A	1,500	4,320
ARC Resources Ltd.	61,058	1,107,365
†Aritzia, Inc.	12,200	453,559
Atco Ltd. Class I	5,000	165,501
†Athabasca Oil Corp.	60,142	223,004
AtkinsRealis Group, Inc.	5,527	293,220
†ATS Corp.	3,975	121,221
†Aurora Cannabis, Inc.	6,831	29,032
†AutoCanada, Inc.	1,479	17,831
B2Gold Corp.	129,968	318,263
Badger Infrastructure Solution	4,300	107,332
Bank of Montreal	19,212	1,864,715
Bank of Nova Scotia	28,373	1,523,993
Barrick Gold Corp.	40,474	627,347
†Bausch & Lomb Corp.	1,231	22,232
†Bausch Health Cos., Inc.	19,149	154,341
Baytex Energy Corp.	24,468	62,981
BCE, Inc.	4,930	114,277
Birchcliff Energy Ltd.	18,053	68,070
Bird Construction, Inc.	6,578	119,255
Black Diamond Group Ltd.	4,000	26,157
†BlackBerry Ltd.	2,334	8,865
BMTC Group, Inc.	600	5,531
†Bombardier, Inc. Class B	4,408	299,754
†Bonterra Energy Corp.	2,713	7,115
Boralex, Inc. Class A	7,775	155,289
Boyd Group Services, Inc.	1,356	204,497
†Bragg Gaming Group, Inc.	1,500	5,395
Brookfield Corp. Class A	10,284	590,816
BRP, Inc.	1,741	88,658
†CAE, Inc.	13,218	335,484
†Calfrac Well Services Ltd.	2,200	5,801
Calian Group Ltd.	1,300	43,727
Cameco Corp.	3,174	163,112
Canaccord Genuity Group, Inc.	11,626	81,769
†Canacol Energy Ltd.	2,620	6,999
†Canada Goose Holdings, Inc.	6,168	61,865
Canadian Imperial Bank of Commerce	16,582	1,048,480
Canadian National Railway Co.	9,816	996,422
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Canadian Natural Resources Ltd.	54,236	$1,674,269
Canadian Pacific Kansas City Ltd.	9,321	674,561
Canadian Tire Corp. Ltd. Class A	5,715	601,219
Canadian Utilities Ltd. Class A	6,045	146,557
Canadian Western Bank	6,945	283,849
†Canfor Corp.	7,448	78,654
†Canopy Growth Corp.	7,038	19,284
Capital Power Corp.	8,688	385,126
†Capstone Copper Corp.	46,134	285,319
Cardinal Energy Ltd.	13,600	61,309
Cascades, Inc.	5,759	47,716
CCL Industries, Inc. Class B	11,719	602,887
†Celestica, Inc.	10,608	979,118
Cenovus Energy, Inc.	130,680	1,979,917
Centerra Gold, Inc.	26,427	150,386
CES Energy Solutions Corp.	29,601	204,280
CGI, Inc.	9,159	1,001,444
†China Gold International Resources Corp. Ltd.	14,900	77,224
CI Financial Corp.	15,377	330,978
†Cineplex, Inc.	4,200	35,646
Cogeco Communications, Inc.	1,466	68,688
Cogeco, Inc.	600	24,614
Colliers International Group, Inc.	2,014	273,844
Computer Modelling Group Ltd.	8,100	60,013
Constellation Software, Inc.	400	1,236,888
Converge Technology Solutions Corp.	14,850	33,782
Corby Spirit & Wine Ltd.	700	6,107
†Cronos Group, Inc.	19,611	39,614
†Culico Metals, Inc.	2,640	220
Definity Financial Corp.	9,002	366,042
†Denison Mines Corp.	25,260	45,865
†dentalcorp Holdings Ltd.	5,524	31,858
†Descartes Systems Group, Inc.	1,244	141,318
Dexterra Group, Inc.	2,620	14,217
†Docebo, Inc.	900	40,359
Dollarama, Inc.	10,416	1,016,492
Doman Building Materials Group Ltd.	9,128	53,849
†Dorel Industries, Inc. Class B	1,100	2,977
DREAM Unlimited Corp. Class A	3,919	60,307
LVIP Dimensional International Core Equity Fund-5

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Dundee Precious Metals, Inc.	24,900	$225,883
Dye & Durham Ltd.	2,000	24,460
Dynacor Group, Inc.	4,700	18,801
E-L Financial Corp. Ltd.	139	128,126
†Eldorado Gold Corp.	26,912	400,201
Emera, Inc.	13,309	497,473
Empire Co. Ltd. Class A	13,707	418,519
Enbridge, Inc.	20,598	874,080
†Endeavour Silver Corp.	3,771	13,802
Enerflex Ltd.	9,500	94,566
Enghouse Systems Ltd.	3,200	60,307
†Ensign Energy Services, Inc.	21,372	44,307
EQB, Inc.	3,312	228,035
†Equinox Gold Corp.	52,620	264,303
†ERO Copper Corp.	9,043	121,907
Evertz Technologies Ltd.	1,800	15,778
Exchange Income Corp.	2,708	110,867
Exco Technologies Ltd.	2,400	12,539
Extendicare, Inc.	8,400	62,118
Fairfax Financial Holdings Ltd.	760	1,057,428
Fiera Capital Corp.	10,282	64,520
Finning International, Inc.	15,900	421,323
First Majestic Silver Corp.	37,650	206,698
†First Quantum Minerals Ltd.	49,579	639,117
FirstService Corp.	1,797	325,433
Fortis, Inc.	11,822	491,391
†Fortuna Mining Corp.	41,382	177,563
Franco-Nevada Corp.	2,970	349,242
Frontera Energy Corp.	5,548	33,347
†Galiano Gold, Inc.	4,900	6,102
†GDI Integrated Facility Services, Inc.	1,200	32,766
George Weston Ltd.	2,196	341,503
GFL Environmental, Inc.	8,472	377,343
Gibson Energy, Inc.	20,972	357,156
Gildan Activewear, Inc.	11,682	549,659
†GoGold Resources, Inc.	20,100	15,521
Great-West Lifeco, Inc.	7,345	243,581
†Haivision Systems, Inc.	3,000	10,769
Hammond Power Solutions, Inc.	1,600	142,530
Headwater Exploration, Inc.	22,354	102,793
†Heroux-Devtek, Inc.	2,187	48,351
High Liner Foods, Inc.	2,452	27,242
†HLS Therapeutics, Inc.	2,317	6,335
Hudbay Minerals, Inc.	50,362	408,146
Hydro One Ltd.	7,800	240,221
iA Financial Corp., Inc.	7,197	667,504
†IAMGOLD Corp.	71,214	367,736
IGM Financial, Inc.	7,494	239,347
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
†Imperial Metals Corp.	3,600	$4,558
Imperial Oil Ltd.	8,891	547,686
Information Services Corp.	1,000	18,220
Innergex Renewable Energy, Inc.	11,257	63,041
InPlay Oil Corp.	5,700	6,860
Intact Financial Corp.	4,123	750,713
†Interfor Corp.	6,405	74,813
†International Petroleum Corp.	10,815	124,322
†Ivanhoe Mines Ltd. Class A	7,600	90,199
Jamieson Wellness, Inc.	3,200	81,722
†Journey Energy, Inc.	3,866	5,083
†K92 Mining, Inc.	27,300	164,850
K-Bro Linen, Inc.	800	21,082
†Kelt Exploration Ltd.	13,500	65,929
Keyera Corp.	17,894	547,233
†Kinaxis, Inc.	600	72,270
Kinross Gold Corp.	97,780	908,110
†Knight Therapeutics, Inc.	6,900	25,633
Lassonde Industries, Inc. Class A	400	51,433
Laurentian Bank of Canada	4,987	100,472
Leon's Furniture Ltd.	2,194	39,348
†Lightspeed Commerce, Inc.	15,811	240,802
Linamar Corp.	5,076	200,540
Loblaw Cos. Ltd.	2,802	368,746
†Lucara Diamond Corp.	28,465	8,218
Lundin Gold, Inc.	14,046	299,593
Lundin Mining Corp.	76,609	659,260
Magellan Aerospace Corp.	1,000	7,005
Magna International, Inc.	19,548	816,911
Mainstreet Equity Corp.	200	28,349
†Major Drilling Group International, Inc.	6,566	37,502
†Mandalay Resources Corp.	5,200	14,253
Manulife Financial Corp.	19,473	598,053
Maple Leaf Foods, Inc.	3,755	53,133
Martinrea International, Inc.	4,900	30,747
†Mattr Corp.	6,434	56,576
†MDA Space Ltd.	4,463	91,685
Medical Facilities Corp.	2,900	31,493
MEG Energy Corp.	30,838	506,297
Methanex Corp.	7,819	390,487
Metro, Inc.	7,871	493,632
Morguard Corp.	186	15,051
MTY Food Group, Inc.	1,659	52,824
Mullen Group Ltd.	10,500	106,501
National Bank of Canada	13,971	1,273,616
Neo Performance Materials, Inc.	900	5,003
†New Gold, Inc.	98,300	244,817
LVIP Dimensional International Core Equity Fund-6

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
†NFI Group, Inc.	5,000	$48,697
North American Construction Group Ltd.	2,400	51,794
North West Co., Inc.	5,900	201,613
Northland Power, Inc.	29,631	368,983
Nutrien Ltd.	20,727	927,532
†NuVista Energy Ltd.	10,300	99,027
†Obsidian Energy Ltd.	2,900	16,791
OceanaGold Corp.	78,766	218,087
Open Text Corp.	20,628	584,185
†Organigram Holdings, Inc.	1,466	2,360
†Orla Mining Ltd.	11,051	61,223
Osisko Gold Royalties Ltd.	10,990	198,948
Pan American Silver Corp.	22,278	450,605
Paramount Resources Ltd. Class A	5,950	131,712
Parex Resources, Inc.	8,814	89,400
Parkland Corp.	11,221	253,779
Pason Systems, Inc.	7,962	75,385
Pembina Pipeline Corp.	20,693	764,607
Pet Valu Holdings Ltd.	1,700	29,850
Petrus Resources Ltd.	1,100	1,125
Peyto Exploration & Development Corp.	22,795	271,805
PHX Energy Services Corp.	5,110	33,132
†Pieridae Energy Ltd.	11,200	2,104
Pine Cliff Energy Ltd.	9,500	6,014
Pizza Pizza Royalty Corp.	3,000	27,152
Polaris Renewable Energy, Inc.	2,900	26,893
Pollard Banknote Ltd.	800	13,357
†Precision Drilling Corp.	1,855	113,350
Premium Brands Holdings Corp.	4,939	271,715
Pulse Seismic, Inc.	4,700	7,815
†Quarterhill, Inc.	21,100	24,073
Quebecor, Inc. Class B	15,998	350,577
RB Global, Inc.	2,824	254,753
†Real Matters, Inc.	544	2,475
Restaurant Brands International, Inc.	5,605	365,333
†RF Capital Group, Inc.	445	2,325
Richelieu Hardware Ltd.	3,600	97,773
Rogers Communications, Inc. Class B	14,229	437,286
Rogers Sugar, Inc.	14,422	58,894
Royal Bank of Canada	53,535	6,453,663
Russel Metals, Inc.	6,029	176,577
Sandstorm Gold Ltd.	31,500	175,770
Saputo, Inc.	19,020	330,662
Savaria Corp.	3,400	47,046
Secure Energy Services, Inc.	25,950	293,539
†Shopify, Inc. Class A	3,058	325,259
Sienna Senior Living, Inc.	7,616	82,759
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
†SilverCrest Metals, Inc.	11,025	$100,327
South Bow Corp.	5,041	118,816
†Spartan Delta Corp.	12,630	30,313
Spin Master Corp.	2,766	65,174
Sprott, Inc.	1,133	47,779
†SSR Mining, Inc.	13,025	90,974
Stantec, Inc.	7,856	616,323
Stella-Jones, Inc.	6,346	314,287
StorageVault Canada, Inc.	20,358	55,801
Strathcona Resources Ltd.	508	11,136
Sun Life Financial, Inc.	22,121	1,312,968
Suncor Energy, Inc.	64,896	2,315,489
†SunOpta, Inc.	4,163	32,055
Superior Plus Corp.	13,574	60,341
Sylogist Ltd.	1,458	8,997
Tamarack Valley Energy Ltd.	58,860	196,139
†Taseko Mines Ltd.	37,300	72,506
TC Energy Corp.	25,205	1,172,789
Teck Resources Ltd. Class B	20,530	832,138
TerraVest Industries, Inc.	1,100	85,554
TFI International, Inc.	2,825	381,719
Thomson Reuters Corp.	1,629	261,259
†Tidewater Midstream & Infrastructure Ltd.	18,184	1,898
†Tilray Brands, Inc.	20,522	27,294
TMX Group Ltd.	6,345	195,455
†Torex Gold Resources, Inc.	11,288	222,391
Toromont Industries Ltd.	6,400	505,963
Toronto-Dominion Bank	42,610	2,268,557
Total Energy Services, Inc.	3,299	26,508
Tourmaline Oil Corp.	20,445	946,121
TransAlta Corp.	25,498	360,712
Transcontinental, Inc. Class A	9,400	121,436
Trican Well Service Ltd.	26,370	94,110
Triple Flag Precious Metals Corp.	1,019	15,326
†Trisura Group Ltd.	2,900	78,641
Veren, Inc.	58,530	300,886
Vermilion Energy, Inc.	10,323	97,055
VersaBank	900	12,359
Wajax Corp.	2,500	36,453
†Well Health Technologies Corp.	23,405	111,697
†Wesdome Gold Mines Ltd.	21,790	195,700
West Fraser Timber Co. Ltd.	4,571	395,964
†Western Forest Products, Inc.	34,200	9,636
Westshore Terminals Investment Corp.	3,878	60,782
Wheaton Precious Metals Corp.	5,060	284,574
LVIP Dimensional International Core Equity Fund-7

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Whitecap Resources, Inc.	68,029	$482,727
†WildBrain Ltd.	9,347	10,664
Winpak Ltd.	2,447	81,252
WSP Global, Inc.	4,454	783,807
Yellow Pages Ltd.	1,229	10,132
		80,859,817
Chile–0.02%
Antofagasta PLC	6,201	123,432
		123,432
China–0.08%
Belimo Holding AG	335	221,539
†Fosun Tourism Group	18,600	17,770
KRP Development Holdings Ltd.	13,000	1,004
Yangzijiang Shipbuilding Holdings Ltd.	155,900	341,333
		581,646
Colombia–0.00%
†Gran Tierra Energy, Inc.	3,367	24,712
		24,712
Cyprus–0.00%
Atalaya Mining PLC	5,531	24,858
		24,858
Denmark–2.65%
†ALK-Abello AS	11,764	260,492
Alm Brand AS	89,666	174,913
Ambu AS Class B	19,679	284,895
AP Moller - Maersk AS Class A	99	159,278
AP Moller - Maersk AS Class B	127	211,297
†Bang & Olufsen AS	8,549	11,151
†Bavarian Nordic AS	10,339	271,932
†Better Collective AS	3,283	33,056
†Cadeler AS	3,853	21,561
Carlsberg AS Class B	7,180	689,586
cBrain AS	1,143	28,532
Chemometec AS	1,134	76,646
Coloplast AS Class B	4,543	497,741
Columbus AS	4,653	6,496
D/S Norden AS	1,734	51,502
Danske Bank AS	25,131	712,531
†Demant AS	7,201	265,041
Dfds AS	2,231	41,506
DSV AS	5,789	1,232,858
FLSmidth & Co. AS	5,463	270,824
†Genmab AS	2,428	507,070
†GN Store Nord AS	12,873	239,675
H Lundbeck AS	32,365	185,760
H Lundbeck AS Class A	3,565	16,539
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Denmark (continued)
†H&H International AS Class B	1,148	$12,550
ISS AS	17,675	323,292
Jeudan AS	571	16,108
Jyske Bank AS	5,458	387,660
Matas AS	4,345	81,804
†Netcompany Group AS	5,073	238,831
†Nilfisk Holding AS	1,443	20,926
†NKT AS	6,787	486,900
†NNIT AS	488	6,272
Novo Nordisk AS Class B	61,915	5,342,139
Novonesis (Novozymes) B Class B	13,192	747,545
†NTG Nordic Transport Group AS Class A	319	11,420
†Orsted AS	4,623	208,746
Pandora AS	8,251	1,509,566
Per Aarsleff Holding AS	1,428	99,574
Ringkjoebing Landbobank AS	2,950	494,453
Rockwool AS Class A	454	159,904
Rockwool AS Class B	1,010	359,395
Royal Unibrew AS	5,664	398,844
†RTX AS	299	2,340
Scandinavian Tobacco Group AS Class A	5,273	69,802
Schouw & Co. AS	1,213	90,860
Solar AS Class B	701	29,282
SP Group AS	573	24,530
Spar Nord Bank AS	8,053	230,503
Sparekassen Sjaelland-Fyn AS	1,222	42,350
†Svitzer Group AS	282	8,807
Sydbank AS	6,181	326,256
Tivoli AS	204	18,589
Tryg AS	24,206	510,609
†Zealand Pharma AS	1,852	184,228
		18,694,967
Faeroe Islands–0.06%
†Vestas Wind Systems AS	32,560	446,622
		446,622
Finland–1.59%
†Afarak Group SE	29,162	8,881
Aktia Bank OYJ	3,682	35,145
Alandsbanken Abp Class B	968	33,274
Alma Media OYJ	1,259	14,346
Anora Group OYJ	1,138	3,348
Aspo OYJ	1,168	5,852
Atria OYJ	742	8,301
Cargotec OYJ Class B	3,729	197,306
Citycon OYJ	5,407	18,065
Elisa OYJ	13,091	566,821
Enento Group OYJ	540	9,778
LVIP Dimensional International Core Equity Fund-8

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Finland (continued)
eQ OYJ	68	$909
†Finnair OYJ	6,784	15,537
Fiskars OYJ Abp	1,943	30,069
Fortum OYJ	34,012	476,151
F-Secure OYJ	4,404	8,138
Gofore OYJ	497	11,429
Harvia OYJ	1,771	78,608
Huhtamaki OYJ	8,841	313,163
†Incap OYJ	669	7,127
†Kalmar OYJ Class B	2,504	82,596
Kemira OYJ	10,616	214,653
Kesko OYJ Class A	6,926	129,568
Kesko OYJ Class B	27,825	524,984
†Kojamo OYJ	8,225	80,112
Kone OYJ Class B	11,940	582,076
Konecranes OYJ	5,517	349,669
Lassila & Tikanoja OYJ	2,818	22,945
†Lindex Group OYJ	1,585	4,418
Mandatum OYJ	35,167	163,586
Marimekko OYJ	2,270	28,499
Metsa Board OYJ Class B	8,243	36,190
Metso OYJ	59,521	554,114
Neste OYJ	18,352	232,249
Nokia OYJ	169,949	751,755
Nokia OYJ ADR	14,459	64,053
Nordea Bank Abp	161,545	1,762,577
Olvi OYJ Class A	983	29,733
Oma Saastopankki OYJ	488	5,358
Oriola OYJ Class B	10,932	10,078
Orion OYJ Class A	1,949	86,004
Orion OYJ Class B	10,627	470,921
Outokumpu OYJ	40,076	120,594
Ponsse OYJ	944	19,655
Puuilo OYJ	4,168	44,124
†QT Group OYJ	1,937	135,044
Raisio OYJ Class V	7,767	17,338
Revenio Group OYJ	1,322	36,398
†Sampo OYJ Class A	12,534	510,915
Sanoma OYJ	6,672	53,009
Scanfil OYJ	1,600	13,673
Stora Enso OYJ Class R	59,020	593,979
Taaleri PLC	1,347	11,204
Terveystalo OYJ	7,447	81,151
TietoEVRY OYJ	7,552	133,143
Tokmanni Group Corp.	3,405	42,713
UPM-Kymmene OYJ	21,412	588,821
Vaisala OYJ Class A	1,389	69,638
Valmet OYJ	13,221	320,463
Wartsila OYJ Abp	21,202	375,756
†WithSecure OYJ	2,413	1,895
†YIT OYJ	11,776	30,373
		11,228,272
France–7.33%
†74Software SA	654	18,698
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
ABC arbitrage	1,320	$6,549
Accor SA	9,837	479,321
Aeroports de Paris SA	2,815	325,708
†Air France-KLM	4,267	35,908
Air Liquide SA	4,220	685,942
Airbus SE	7,860	1,260,185
AKWEL SADIR	593	4,951
†Alstom SA	24,249	541,551
Alten SA	1,490	122,007
Amundi SA	4,489	298,525
Arkema SA	6,245	475,786
Assystem SA	625	30,784
Aubay	366	17,060
AXA SA	22,784	809,979
Ayvens SA	5,569	37,756
†Bastide le Confort Medical	242	6,029
Beneteau SACA	5,017	45,836
†Bigben Interactive	1,625	2,417
BioMerieux	1,487	159,422
BNP Paribas SA	16,646	1,021,116
Boiron SA	814	22,597
Bollore SE	27,130	166,929
Bonduelle SCA	1,767	12,117
Bouygues SA	18,535	547,953
Bureau Veritas SA	20,722	629,780
†Canal & France SA	53,250	135,327
Capgemini SE	5,628	921,977
Carrefour SA	51,734	735,772
Catana Group	1,510	7,899
CBo Territoria	2,578	9,533
†Cegedim SA	545	7,198
Cie de Saint-Gobain SA	7,232	642,001
Cie des Alpes	1,197	18,797
Cie Generale des Etablissements Michelin SCA	54,168	1,784,295
†Clariane SE	13,955	30,183
Coface SA	12,523	186,537
Credit Agricole SA	26,867	369,863
Danone SA	22,501	1,517,794
Dassault Aviation SA	573	117,046
Dassault Systemes SE	2,848	98,828
Derichebourg SA	9,326	51,731
Edenred SE	5,232	172,071
Eiffage SA	8,158	715,923
Electricite de Strasbourg SA	55	6,666
†Elior Group SA	18,422	53,736
Elis SA	20,316	397,738
Engie SA	60,340	956,924
Equasens	336	15,401
Eramet SA	748	41,956
EssilorLuxottica SA	2,308	563,259
Esso SA Francaise	331	37,167
LVIP Dimensional International Core Equity Fund-9

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Etablissements Maurel et Prom SA	5,157	$30,342
†Euroapi SA	433	1,292
†Eutelsat Communications SACA	12,955	30,435
Exel Industries SA Class A	95	4,231
Fnac Darty SA	1,823	53,913
Foraco International SA	11,100	18,610
Forvia SE	11,277	101,394
Gaztransport Et Technigaz SA	3,642	485,152
Getlink SE	30,262	482,899
GL Events SACA	866	16,506
Groupe Crit SA	390	24,724
Guerbet	783	21,737
†Haulotte Group SA	610	1,681
Hermes International SCA	569	1,368,583
†ID Logistics Group SACA	292	114,787
Imerys SA	3,470	101,362
Infotel SA	163	7,294
Interparfums SA	860	36,346
Ipsen SA	3,454	396,065
IPSOS SA	4,316	205,296
Jacquet Metals SACA	1,315	23,102
†JCDecaux SE	7,067	110,977
Kaufman & Broad SA	1,064	35,985
Kering SA	3,742	923,493
La Francaise des Jeux SACA	7,882	303,885
Lectra	597	16,078
Legrand SA	9,455	921,024
Linedata Services	45	3,990
LISI SA	720	16,408
LNA Sante SA	494	12,332
L'Oreal SA	2,703	957,146
†Louis Hachette Group	53,250	83,290
LVMH Moet Hennessy Louis Vuitton SE	6,830	4,496,069
Maisons du Monde SA	3,382	15,117
Manitou BF SA	943	16,391
Mersen SA	2,002	42,720
Metropole Television SA	2,859	33,287
†Nacon SA	1,232	951
Neoen SA	3,045	125,283
Nexans SA	3,211	346,581
†Nexity SA	4,128	55,588
Oeneo SA	52	528
Opmobility	2,622	27,241
Orange SA	171,915	1,714,536
†OVH Groupe SAS	3,320	30,005
Pernod Ricard SA	3,652	412,339
Publicis Groupe SA	8,294	884,908
Quadient SA	3,215	62,476
Remy Cointreau SA	880	53,234
Renault SA	14,140	689,137
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Rexel SA	25,936	$660,899
Robertet SA	34	29,866
Rubis SCA	5,593	138,349
Safran SA	5,498	1,207,931
Samse SACA	6	895
Sanofi SA	13,692	1,329,501
Sartorius Stedim Biotech	314	61,376
Savencia SA	292	16,031
Schneider Electric SE	3,142	784,043
SCOR SE	12,115	296,666
SEB SA	2,872	260,309
Seche Environnement SACA	286	23,019
†SMCP SA	2,424	9,215
Societe BIC SA	2,741	181,145
Societe Generale SA	26,214	737,496
Societe LDC SADIR	388	27,539
Sodexo SA	6,397	527,125
†SOITEC	1,460	131,801
Sopra Steria Group	1,628	288,368
SPIE SA	14,266	443,914
Stef SA	359	48,789
STMicroelectronics NV	8,521	212,769
†Synergie SE	615	19,812
Technip Energies NV	13,974	372,007
Teleperformance SE	4,051	348,790
Television Francaise 1 SA	5,220	39,553
Thales SA	3,341	479,836
Thermador Groupe	504	37,641
TotalEnergies SE	108,035	5,972,531
Trigano SA	757	95,900
†Ubisoft Entertainment SA	6,482	88,294
Valeo SE	21,227	204,752
†Vallourec SACA	15,940	271,118
Veolia Environnement SA	16,333	458,661
Verallia SA	6,261	157,467
Vetoquinol SA	184	14,276
Vicat SACA	1,860	70,613
VIEL & Cie SA	790	9,411
Vinci SA	18,920	1,954,732
Virbac SACA	258	84,584
†Viridien	511	26,926
Vivendi SE	53,250	141,924
†Voltalia SA	4,227	31,219
Wavestone	400	17,796
†Worldline SA	12,722	111,724
		51,703,891
Georgia–0.02%
TBC Bank Group PLC	3,641	142,215
		142,215
Germany–7.36%
1&1 AG	3,646	47,587
7C Solarparken AG	8,243	16,293
LVIP Dimensional International Core Equity Fund-10

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Adesso SE	209	$19,079
adidas AG	5,756	1,415,770
Adtran Networks SE	574	11,868
All for One Group SE	186	11,175
Allgeier SE	430	6,704
Allianz SE	4,219	1,296,764
AlzChem Group AG	514	30,348
Amadeus Fire AG	434	34,274
Atoss Software SE	778	92,000
Aurubis AG	2,584	205,755
†Auto1 Group SE	1,704	27,629
BASF SE	73,206	3,210,161
†Basler AG	591	3,795
Bayer AG	75,760	1,513,302
Bayerische Motoren Werke AG	12,962	1,060,161
†BayWa AG	1,161	12,772
Bechtle AG	5,758	184,672
Beiersdorf AG	1,080	138,721
Bertrandt AG	393	7,490
Bijou Brigitte AG	197	6,969
Bilfinger SE	2,251	107,752
Borussia Dortmund GmbH & Co. KGaA	4,770	15,515
†BRANICKS Group AG	2,395	5,532
Brenntag SE	12,066	725,633
Brockhaus Technologies AG	330	8,079
CANCOM SE	3,172	76,360
Carl Zeiss Meditec AG	589	27,575
†Ceconomy AG	18,578	50,776
CENIT AG	409	3,075
Cewe Stiftung & Co. KGaA	635	68,013
Commerzbank AG	37,219	611,228
CompuGroup Medical SE & Co. KGaA	1,908	42,718
Continental AG	11,610	782,321
†Covestro AG	9,336	560,900
CTS Eventim AG & Co. KGaA	5,308	448,712
Daimler Truck Holding AG	39,402	1,509,178
†Delivery Hero SE	1,990	55,904
Dermapharm Holding SE	1,296	52,187
Deutsche Bank AG	67,227	1,155,224
Deutsche Boerse AG	4,510	1,038,906
Deutsche Lufthansa AG	40,384	259,536
Deutsche Post AG	47,388	1,672,908
Deutsche Telekom AG	144,908	4,341,889
Deutsche Telekom AG ADR	3,637	108,564
Deutsche Wohnen SE	2,779	66,111
Draegerwerk AG & Co. KGaA	351	14,880
Duerr AG	4,595	101,939
DWS Group GmbH & Co. KGaA	4,783	197,626
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
E.ON SE	121,477	$1,414,970
Eckert & Ziegler SE	1,243	57,058
EDAG Engineering Group AG	532	3,909
Elmos Semiconductor SE	625	44,254
ElringKlinger AG	2,669	11,680
Energiekontor AG	647	32,863
EuroEyes International Eye Clinic Ltd. Class C	9,000	4,577
Evonik Industries AG	27,866	484,368
†Evotec SE	3,436	29,234
Fielmann Group AG	2,749	117,828
flatexDEGIRO AG	8,369	128,082
†Fraport AG Frankfurt Airport Services Worldwide	4,548	276,647
Freenet AG	12,853	366,918
Fresenius Medical Care AG	14,806	674,129
†Fresenius SE & Co. KGaA	14,982	520,040
Friedrich Vorwerk Group SE	745	20,720
FUCHS SE	2,760	90,750
GEA Group AG	17,143	851,548
Gerresheimer AG	3,416	251,481
Gesco SE	598	8,177
GFT Technologies SE	1,564	35,641
H&R GmbH & Co. KGaA	1,285	4,452
Hannover Rueck SE	1,631	408,434
Hapag-Lloyd AG	917	147,173
Hawesko Holding SE	179	4,914
Heidelberg Materials AG	5,974	738,166
†Heidelberger Druckmaschinen AG	22,239	21,055
Hella GmbH & Co. KGaA	784	72,263
†HelloFresh SE	9,987	121,324
Henkel AG & Co. KGaA	3,863	297,711
Hensoldt AG	4,841	173,939
HOCHTIEF AG	1,815	243,717
Hornbach Holding AG & Co. KGaA	1,130	85,020
HUGO BOSS AG	2,853	131,101
Indus Holding AG	1,095	23,025
Infineon Technologies AG	82,718	2,700,059
Init Innovation in Traffic Systems SE	421	15,961
Instone Real Estate Group SE	2,366	20,734
IVU Traffic Technologies AG	706	10,897
Jenoptik AG	5,761	134,723
JOST Werke SE	1,256	59,011
K&S AG	5,358	57,981
KION Group AG	8,631	284,973
Kloeckner & Co. SE	3,199	14,771
LVIP Dimensional International Core Equity Fund-11

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Knaus Tabbert AG	280	$3,469
Knorr-Bremse AG	4,493	326,108
†Koenig & Bauer AG	1,264	19,936
Kontron AG	2,163	43,649
Krones AG	1,487	184,319
KWS Saat SE & Co. KGaA	831	50,615
Lanxess AG	9,388	229,530
LEG Immobilien SE	4,698	398,478
Leifheit AG	726	11,772
†Manz AG	413	584
†Medigene AG	1,041	1,111
†Medios AG	567	7,764
Mercedes-Benz Group AG	32,792	1,828,211
Merck KGaA	1,380	200,822
METRO AG	6,494	27,883
MLP SE	5,885	37,223
MTU Aero Engines AG	314	104,875
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,994	2,519,785
Mutares SE & Co. KGaA	1,324	33,020
†Nagarro SE	732	60,233
Nemetschek SE	3,597	349,420
†Nexus AG	381	27,231
†Nordex SE	10,634	124,523
Norma Group SE	2,359	36,668
†Pentixapharm Holding AG	835	2,552
Pfeiffer Vacuum Technology AG	280	44,550
PNE AG	1,965	22,553
ProCredit Holding AG	1,188	9,500
ProSiebenSat.1 Media SE	14,575	75,080
Puma SE	8,343	383,617
†PVA TePla AG	1,815	24,273
†q.beyond AG	11,002	8,389
Rational AG	406	347,742
Rheinmetall AG	1,974	1,261,203
RWE AG	21,132	631,076
Salzgitter AG	2,086	34,144
SAP SE	4,939	1,214,866
†Schaeffler AG	4,150	18,233
Secunet Security Networks AG	79	9,525
†SGL Carbon SE	5,077	20,900
Siemens AG	11,617	2,265,252
†Siemens Energy AG	10,962	581,771
Siemens Healthineers AG	5,645	298,095
Siltronic AG	1,210	58,413
Sixt SE	1,027	82,938
SMA Solar Technology AG	531	7,416
STRATEC SE	652	20,126
Stroeer SE & Co. KGaA	3,284	156,888
Suedzucker AG	6,024	64,771
†Surteco Group SE	396	8,040
SUSS MicroTec SE	1,510	77,027
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Symrise AG	4,741	$505,735
†TAG Immobilien AG	11,069	163,895
Takkt AG	2,185	17,428
Talanx AG	4,495	382,306
†TeamViewer SE	9,261	91,577
Technotrans SE	604	11,637
thyssenkrupp AG	34,721	140,882
†TUI AG	44,766	388,200
United Internet AG	10,742	174,625
Verbio SE	845	10,398
Volkswagen AG	1,439	137,029
Vonovia SE	16,795	511,288
Vossloh AG	1,249	55,697
Wacker Chemie AG	1,036	75,360
Wacker Neuson SE	2,330	35,460
Washtec AG	765	32,172
†Westwing Group SE	83	633
Wuestenrot & Wuerttembergische AG	1,974	23,801
†Zalando SE	2,906	97,215
Zeal Network SE	373	19,288
		51,889,403
Greece–0.00%
†Okeanis Eco Tankers Corp.	941	19,130
		19,130
Guernsey–0.00%
=†πRaven Property Group Ltd.	26,309	0
		0
Hong Kong–1.56%
AIA Group Ltd.	203,400	1,474,435
Analogue Holdings Ltd.	86,000	9,855
†Apollo Future Mobility Group Ltd.	16,600	1,005
ASMPT Ltd.	6,600	63,649
Bank of East Asia Ltd.	100,180	127,182
BOC Hong Kong Holdings Ltd.	85,000	273,058
Bright Smart Securities & Commodities Group Ltd.	108,000	31,705
=†Brightoil Petroleum Holdings Ltd.	123,000	0
Budweiser Brewing Co. APAC Ltd.	57,600	55,548
=†Burwill Holdings Ltd.	208,000	0
Cafe de Coral Holdings Ltd.	34,000	34,190
Cathay Pacific Airways Ltd.	122,909	150,973
†Central New Energy Holding Group Ltd.	31,000	31,812
†Century City International Holdings Ltd.	124,000	2,203
LVIP Dimensional International Core Equity Fund-12

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
†China Energy Development Holdings Ltd.	840,000	$6,381
†Chinese Estates Holdings Ltd.	79,500	12,283
Chow Sang Sang Holdings International Ltd.	30,000	25,069
Chow Tai Fook Jewellery Group Ltd.	14,200	12,305
CITIC Telecom International Holdings Ltd.	159,000	47,700
CK Asset Holdings Ltd.	65,780	270,178
CK Hutchison Holdings Ltd.	42,680	228,055
CK Infrastructure Holdings Ltd.	16,500	122,688
†CK Life Sciences International Holdings, Inc.	194,000	10,241
CLP Holdings Ltd.	19,000	159,747
†C-Mer Medical Holdings Ltd.	18,000	4,658
†Cowell e Holdings, Inc.	9,000	32,794
Crystal International Group Ltd.	46,500	26,164
Dah Sing Banking Group Ltd.	44,000	46,455
Dah Sing Financial Holdings Ltd.	16,800	60,783
Eagle Nice International Holdings Ltd.	4,000	2,127
EC Healthcare	28,000	2,415
Emperor International Holdings Ltd.	106,000	2,825
†Esprit Holdings Ltd.	212,000	3,603
ESR Group Ltd.	98,800	151,889
Fairwood Holdings Ltd.	6,000	4,697
Far East Consortium International Ltd.	150,022	17,964
First Pacific Co. Ltd.	254,000	147,495
FSE Lifestyle Services Ltd.	22,000	15,863
Galaxy Entertainment Group Ltd.	75,000	318,670
Giordano International Ltd.	126,000	27,255
=†Gold Financial Holdings Ltd.	80,000	0
Great Eagle Holdings Ltd.	14,722	20,396
Guotai Junan International Holdings Ltd.	312,000	44,992
Hang Lung Group Ltd.	70,000	94,275
Hang Lung Properties Ltd.	202,175	162,174
Hang Seng Bank Ltd.	10,200	125,487
†Hanison Construction Holdings Ltd.	16,639	643
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
Henderson Land Development Co. Ltd.	49,412	$150,145
HK Electric Investments & HK Electric Investments Ltd.	105,000	71,652
HKBN Ltd.	69,000	45,220
†HKR International Ltd.	50,160	5,683
HKT Trust & HKT Ltd.	203,000	250,919
Hong Kong & China Gas Co. Ltd.	343,362	274,543
Hong Kong Exchanges & Clearing Ltd.	18,743	711,431
†Hong Kong Technology Venture Co. Ltd.	17,000	3,130
Hongkong & Shanghai Hotels Ltd.	43,044	34,472
Hongkong Land Holdings Ltd.	38,800	172,660
Hutchison Telecommunications Hong Kong Holdings Ltd.	78,000	9,239
Hysan Development Co. Ltd.	34,000	51,832
IGG, Inc.	89,000	46,410
†ITC Properties Group Ltd.	32,819	925
Johnson Electric Holdings Ltd.	47,496	66,658
Karrie International Holdings Ltd.	52,000	5,222
Kerry Logistics Network Ltd.	43,500	38,534
Kerry Properties Ltd.	58,000	116,199
Kowloon Development Co. Ltd.	38,854	18,960
†Lai Sun Development Co. Ltd.	45,450	4,155
†Lai Sun Garment International Ltd.	32,185	2,362
Liu Chong Hing Investment Ltd.	10,000	5,227
Luk Fook Holdings International Ltd.	30,000	55,391
Man Wah Holdings Ltd.	167,200	103,549
Mandarin Oriental International Ltd.	11,700	20,358
†Melco International Development Ltd.	35,000	20,099
†Melco Resorts & Entertainment Ltd. ADR	600	3,474
†Midland Holdings Ltd.	68,000	7,354
Modern Dental Group Ltd.	35,000	18,747
MTR Corp. Ltd.	15,438	53,867
†NagaCorp Ltd.	81,321	30,469
Nameson Holdings Ltd.	38,000	4,110
New World Development Co. Ltd.	146,769	97,510
LVIP Dimensional International Core Equity Fund-13

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
=†NewOcean Energy Holdings Ltd.	62,000	$0
Nissin Foods Co. Ltd.	36,000	27,811
Oriental Watch Holdings	24,000	11,897
=†Pacific Andes International Holdings Ltd.	338,000	0
Pacific Basin Shipping Ltd.	544,000	114,871
Pacific Textiles Holdings Ltd.	82,000	16,365
PAX Global Technology Ltd.	26,000	17,977
PCCW Ltd.	265,444	154,482
Perfect Medical Health Management Ltd.	42,000	12,005
Pico Far East Holdings Ltd.	58,000	13,741
Plover Bay Technologies Ltd.	24,000	13,875
Power Assets Holdings Ltd.	23,000	160,507
PRADA SpA	15,200	117,719
Prudential PLC	25,562	203,847
†Public Financial Holdings Ltd.	24,000	4,512
†Regal Hotels International Holdings Ltd.	18,000	5,910
Regina Miracle International Holdings Ltd.	29,000	8,028
Sa Sa International Holdings Ltd.	78,000	6,930
Samsonite International SA	89,700	249,467
†Shandong Hi-Speed Holdings Group Ltd.	22,000	18,384
Shangri-La Asia Ltd.	84,000	57,322
†Shenwan Hongyuan HK Ltd.	50,000	10,494
†Shun Tak Holdings Ltd.	92,000	7,818
SITC International Holdings Co. Ltd.	90,000	239,872
†SJM Holdings Ltd.	225,250	78,016
SmarTone Telecommunications Holdings Ltd.	33,500	17,814
†Solomon Systech International Ltd.	86,000	5,481
Soundwill Holdings Ltd.	5,000	3,489
Stella International Holdings Ltd.	62,000	130,280
Sun Hung Kai Properties Ltd.	22,500	216,261
SUNeVision Holdings Ltd.	70,000	38,485
Swire Pacific Ltd. Class A	16,000	145,133
Swire Pacific Ltd. Class B	25,000	36,052
Swire Properties Ltd.	29,000	59,070
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
Tai Hing Group Holdings Ltd.	62,000	$6,227
Tao Heung Holdings Ltd.	2,000	112
Techtronic Industries Co. Ltd.	23,500	310,140
†Television Broadcasts Ltd.	36,000	14,045
Texhong International Group Ltd.	9,500	4,880
Theme International Holdings Ltd.	670,000	34,506
Town Health International Medical Group Ltd.	336,000	10,599
Transport International Holdings Ltd.	14,950	15,880
Tycoon Group Holdings Ltd.	26,000	11,650
United Laboratories International Holdings Ltd.	104,000	165,508
†Value Partners Group Ltd.	93,000	18,321
Vitasoy International Holdings Ltd.	70,000	91,751
Viva Goods Co. Ltd.	152,000	11,938
†VPower Group International Holdings Ltd.	11,052	228
VSTECS Holdings Ltd.	60,000	40,172
VTech Holdings Ltd.	16,900	114,891
†Wang On Group Ltd.	1,220,000	3,299
WH Group Ltd.	499,841	386,788
Wharf Real Estate Investment Co. Ltd.	69,000	176,439
Wing Tai Properties Ltd.	16,000	3,894
Xinyi Glass Holdings Ltd.	149,791	152,170
Yue Yuen Industrial Holdings Ltd.	99,500	222,915
†Zensun Enterprises Ltd.	55,000	1,190
†Zhaobangji Lifestyle Holdings Ltd.	112,000	2,019
		10,967,869
Ireland–0.87%
AIB Group PLC	160,528	886,288
Bank of Ireland Group PLC	99,781	910,172
C&C Group PLC	41,686	76,193
Cairn Homes PLC	69,103	166,424
COSMO Pharmaceuticals NV	809	56,783
Dalata Hotel Group PLC	18,889	91,374
DCC PLC	8,018	515,939
Experian PLC	22,326	962,874
FBD Holdings PLC	1,875	24,569
†Flutter Entertainment PLC	2,366	612,539
Glanbia PLC	13,523	186,724
LVIP Dimensional International Core Equity Fund-14

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Ireland (continued)
†Glenveagh Properties PLC	51,786	$85,828
Grafton Group PLC CDI	13,398	160,970
†Hostelworld Group PLC	9,886	16,708
Irish Continental Group PLC	13,703	73,526
†James Hardie Industries PLC CDI	14,583	451,939
Kerry Group PLC Class A	2,001	193,283
Kingspan Group PLC	9,090	663,348
†Permanent TSB Group Holdings PLC	929	1,386
		6,136,867
Isle Of Man–0.04%
Entain PLC	31,654	272,321
†Strix Group PLC	6,954	4,196
		276,517
Israel–1.01%
†Afcon Holdings Ltd.	294	14,290
†AFI Properties Ltd.	894	42,572
Africa Israel Residences Ltd.	328	24,612
†Airport City Ltd.	3,084	49,665
†Alrov Properties & Lodgings Ltd.	323	14,793
Amot Investments Ltd.	3,705	21,035
Arad Ltd.	603	8,292
Ashdod Refinery Ltd.	681	10,001
†Ashtrom Group Ltd.	2,536	44,338
AudioCodes Ltd.	1,429	13,918
Aura Investments Ltd.	6,537	38,965
†Azorim-Investment Development & Construction Co. Ltd.	3,495	20,381
Azrieli Group Ltd.	917	75,897
Bank Hapoalim BM	36,184	438,129
Bank Leumi Le-Israel BM	58,512	697,702
†Bet Shemesh Engines Holdings 1997 Ltd.	666	53,767
Bezeq The Israeli Telecommunication Corp. Ltd.	68,119	97,246
†Big Shopping Centers Ltd.	662	98,385
Blue Square Real Estate Ltd.	300	28,692
†Brack Capital Properties NV	158	11,813
†Cellcom Israel Ltd.	9,940	56,679
Clal Insurance Enterprises Holdings Ltd.	5,502	129,699
Danel Adir Yeoshua Ltd.	390	43,661
†Delek Automotive Systems Ltd.	1,180	9,122
Delek Group Ltd.	768	100,343
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Israel (continued)
Delta Galil Ltd.	858	$47,437
Delta Israel Brands Ltd.	528	9,002
†Dor Alon Energy in Israel 1988 Ltd.	819	21,169
†Doral Group Renewable Energy Resources Ltd.	4,821	16,934
†El Al Israel Airlines	30,369	66,293
Elbit Systems Ltd.	187	48,259
†Electra Consumer Products 1970 Ltd.	515	14,888
Electra Ltd.	132	74,454
Electra Real Estate Ltd.	1,339	16,106
Energix-Renewable Energies Ltd.	6,392	21,978
†Enlight Renewable Energy Ltd.	3,464	59,871
†Equital Ltd.	1,918	77,352
†Fattal Holdings 1998 Ltd.	340	48,912
First International Bank of Israel Ltd.	3,535	174,441
FMS Enterprises Migun Ltd.	399	15,980
Formula Systems 1985 Ltd.	762	64,138
Fox Wizel Ltd.	970	79,777
Gav-Yam Lands Corp. Ltd.	2,548	20,007
†Gilat Satellite Networks Ltd.	1,455	9,101
†Hagag Group Real Estate Development	2,121	12,812
†Hamat Group Ltd.	832	3,925
Harel Insurance Investments & Financial Services Ltd.	9,588	132,895
Hilan Ltd.	1,352	80,439
ICL Group Ltd.	21,043	104,188
IDI Insurance Co. Ltd.	511	18,118
Ilex Medical Ltd.	301	6,183
Inrom Construction Industries Ltd.	7,985	37,910
Isracard Ltd.	1	4
Israel Canada T.R Ltd.	3,989	15,493
Israel Discount Bank Ltd. Class A	40,797	279,648
†Israel Land Development Co. Ltd.	991	9,562
Israel Shipyards Industries Ltd.	315	8,846
Isras Investment Co. Ltd.	128	30,733
Issta Ltd.	731	18,730
†Kamada Ltd.	634	3,856
Kerur Holdings Ltd.	403	8,424
Kvutzat Acro Ltd.	988	15,433
M Yochananof & Sons Ltd.	297	18,553
Magic Software Enterprises Ltd.	2,298	27,927
LVIP Dimensional International Core Equity Fund-15

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Israel (continued)
†Malam - Team Ltd.	1,739	$37,889
Matrix IT Ltd.	2,451	57,643
Max Stock Ltd.	5,071	16,111
Maytronics Ltd.	4,037	10,863
Mediterranean Towers Ltd.	4,876	13,466
Mega Or Holdings Ltd.	1,052	33,509
Meitav Investment House Ltd.	3,316	27,829
Menora Mivtachim Holdings Ltd.	2,003	82,037
Meshulam Levinstein Contracting & Engineering Ltd.	119	13,754
Migdal Insurance & Financial Holdings Ltd.	52,095	98,258
Mivne Real Estate KD Ltd.	11,443	34,277
Mizrahi Tefahot Bank Ltd.	5,895	255,550
Neto Malinda Trading Ltd.	834	18,582
Next Vision Stabilized Systems Ltd.	8,737	145,252
†Nexxen International Ltd.	3,387	16,961
†Nice Ltd. Sponsored ADR	256	43,479
†Nova Ltd.	391	77,340
Oil Refineries Ltd.	183,266	47,386
One Software Technologies Ltd.	3,774	71,016
†OPC Energy Ltd.	3,139	25,615
Palram Industries 1990 Ltd.	1,245	28,338
†Partner Communications Co. Ltd.	13,905	91,412
Paz Retail & Energy Ltd.	978	121,325
†Perion Network Ltd.	1,094	9,383
Phoenix Financial Ltd.	14,101	206,269
Plasson Industries Ltd.	216	10,635
Plus500 Ltd.	7,503	254,363
Prashkovsky Investments & Construction Ltd.	354	11,062
Qualitau Ltd.	275	18,623
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	855	58,137
Retailors Ltd.	581	11,863
Sano-Brunos Enterprises Ltd.	99	9,161
†Scope Metals Group Ltd.	396	15,860
†Shapir Engineering & Industry Ltd.	3,710	27,880
†Shikun & Binui Ltd.	15,502	57,139
Shufersal Ltd.	14,622	152,635
Strauss Group Ltd.	1,472	27,922
Tadiran Group Ltd.	222	15,382
Tamar Petroleum Ltd.	6,761	43,796
Tel Aviv Stock Exchange Ltd.	7,154	83,121
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Israel (continued)
Telsys Ltd.	266	$13,790
†Teva Pharmaceutical Industries Ltd.	7,733	172,315
†Teva Pharmaceutical Industries Ltd. ADR	23,113	509,411
Tiv Taam Holdings 1 Ltd.	2,570	4,698
†Tower Semiconductor Ltd.	1,806	93,027
†Veridis Environment Ltd.	1,656	10,538
YH Dimri Construction & Development Ltd.	391	38,804
		7,087,481
Italy–2.66%
A2A SpA	184,125	408,819
ACEA SpA	4,679	90,537
Amplifon SpA	11,865	305,737
Anima Holding SpA	13,669	93,991
†Aquafil SpA	1,318	1,952
Ariston Holding NV	7,780	27,819
Arnoldo Mondadori Editore SpA	9,603	21,088
Ascopiave SpA	6,872	19,575
Avio SpA	2,148	30,928
Azimut Holding SpA	11,685	291,200
Banca Generali SpA	6,043	281,368
Banca IFIS SpA	3,214	70,689
Banca Mediolanum SpA	11,648	138,847
Banca Monte dei Paschi di Siena SpA	85,808	608,240
Banca Popolare di Sondrio SpA	47,145	398,838
Banco BPM SpA	104,499	846,086
Banco di Desio e della Brianza SpA	4,685	32,903
Biesse SpA	1,326	10,075
BPER Banca SpA	129,346	824,946
Brembo NV	9,727	91,649
Brunello Cucinelli SpA	3,856	421,227
Buzzi SpA	6,233	230,090
Cairo Communication SpA	9,743	24,625
Carel Industries SpA	1,637	31,438
Cementir Holding NV	4,464	48,876
†CIR SpA-Compagnie Industriali	42,425	26,324
Credito Emiliano SpA	11,092	125,218
Danieli & C Officine Meccaniche SpA	5,851	124,268
Datalogic SpA	1,618	8,595
†Digital Bros SpA	331	3,886
Digital Value SpA	184	4,579
†doValue SpA	7,178	10,681
Elica SpA	3,193	5,540
Emak SpA	9,453	8,666
Enav SpA	13,493	56,966
Enel SpA	198,135	1,413,925
LVIP Dimensional International Core Equity Fund-16

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Italy (continued)
Eni SpA	102,825	$1,406,475
ERG SpA	2,617	53,292
†Esprinet SpA	5,374	24,070
Ferrari NV	2,280	972,168
Fila SpA	4,365	46,933
†Fincantieri SpA	6,244	44,964
FinecoBank Banca Fineco SpA	38,275	668,003
Gefran SpA	845	8,068
Generali	6,669	188,679
†Geox SpA	789	446
Hera SpA	78,787	280,460
IMMSI SpA	4,790	2,615
Infrastrutture Wireless Italiane SpA	7,789	79,122
Intercos SpA	2,105	30,210
Intesa Sanpaolo SpA	168,838	677,178
Iren SpA	40,187	80,100
Italgas SpA	30,361	170,396
Italian Sea Group SpA	2,783	21,475
Italmobiliare SpA	465	12,451
Iveco Group NV	21,372	206,860
Leonardo SpA	9,081	244,313
LU-VE SpA	721	20,725
Maire SpA	18,953	162,307
MARR SpA	3,111	32,435
Mediobanca Banca di Credito Finanziario SpA	40,551	592,205
MFE-MediaForEurope NV Class A	25,507	78,200
MFE-MediaForEurope NV Class B	6,267	26,733
Moltiply Group SpA	912	34,340
Moncler SpA	9,569	505,152
†Newlat Food SpA	1,500	19,049
†Nexi SpA	52,890	294,394
Orsero SpA	801	10,537
OVS SpA	21,746	76,372
Pharmanutra SpA	227	12,798
Piaggio & C SpA	13,390	30,221
Pirelli & C SpA	43,304	245,631
Poste Italiane SpA	16,168	228,665
Prysmian SpA	4,376	280,048
RAI Way SpA	11,719	66,765
Recordati Industria Chimica e Farmaceutica SpA	4,502	236,015
Reply SpA	1,653	262,765
Rizzoli Corriere Della Sera Mediagroup SpA	17,359	15,967
Sabaf SpA	510	8,003
†Safilo Group SpA	25,349	24,472
†Saipem SpA	118,591	310,203
Salvatore Ferragamo SpA	2,493	17,497
Sanlorenzo SpA	2,032	68,413
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Italy (continued)
Sesa SpA	435	$28,115
Snam SpA	50,472	223,730
Sogefi SpA	6,494	13,338
SOL SpA	2,599	100,033
†Spaxs SpA	2,590	8,819
Technogym SpA	12,854	139,564
†Telecom Italia SpA	730,245	186,633
Terna - Rete Elettrica Nazionale	32,902	259,986
Tinexta SpA	2,677	21,968
TXT e-solutions SpA	355	12,941
UniCredit SpA	23,153	927,239
Unipol Gruppo SpA	49,848	622,527
Webuild SpA	47,527	140,095
Wiit SpA	1,331	26,664
Zignago Vetro SpA	1,442	14,069
		18,744,102
Japan–23.08%
&Do Holdings Co. Ltd.	1,500	11,454
77 Bank Ltd.	7,000	200,752
A&D HOLON Holdings Co. Ltd.	2,600	32,179
AB & Company Co. Ltd.	1,700	9,008
ABC-Mart, Inc.	3,700	74,647
†Access Co. Ltd.	2,200	12,111
Achilles Corp.	800	7,320
AD Works Group Co. Ltd.	8,700	11,637
Adastria Co. Ltd.	3,000	65,715
ADEKA Corp.	9,000	160,316
Ad-sol Nissin Corp.	1,300	16,504
Advan Group Co. Ltd.	1,400	8,620
Advantest Corp.	14,300	813,081
Adventure, Inc.	300	6,531
Aeon Co. Ltd.	11,800	276,160
Aeon Delight Co. Ltd.	1,900	52,160
Aeon Fantasy Co. Ltd.	1,000	19,056
Aeon Hokkaido Corp.	4,200	23,554
Aeon Mall Co. Ltd.	4,400	56,910
AGC, Inc.	9,000	262,898
Ahresty Corp.	1,900	7,211
Ai Holdings Corp.	2,000	26,882
Aica Kogyo Co. Ltd.	5,600	116,967
Aichi Financial Group, Inc.	4,498	71,309
Aichi Steel Corp.	1,200	39,197
Aichi Tokei Denki Co. Ltd.	1,500	18,564
Ain Holdings, Inc.	2,300	63,309
Air Water, Inc.	18,500	224,163
Airport Facilities Co. Ltd.	2,700	9,853
Airtrip Corp.	1,500	10,822
Aisan Industry Co. Ltd.	4,400	48,790
Aisin Corp.	22,200	248,022
Ajinomoto Co., Inc.	8,600	350,113
†Akebono Brake Industry Co. Ltd.	7,100	5,139
LVIP Dimensional International Core Equity Fund-17

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Akita Bank Ltd.	1,500	$21,096
Albis Co. Ltd.	600	9,972
Alconix Corp.	2,700	26,137
Alfresa Holdings Corp.	13,100	179,166
Alinco, Inc.	2,100	14,066
Alleanza Holdings Co. Ltd.	1,600	11,295
Alpen Co. Ltd.	2,200	29,151
†AlphaPolis Co. Ltd.	1,800	12,896
Alps Alpine Co. Ltd.	20,324	205,567
Altech Corp.	1,980	32,310
Amada Co. Ltd.	25,300	245,979
Amano Corp.	6,600	178,037
Amiyaki Tei Co. Ltd.	900	9,201
Amvis Holdings, Inc.	6,500	29,965
ANA Holdings, Inc.	4,300	78,043
Anest Iwata Corp.	1,300	11,849
Anicom Holdings, Inc.	8,900	36,176
Anritsu Corp.	8,100	71,817
Anycolor, Inc.	2,500	44,402
†AnyMind Group, Inc.	3,500	22,152
AOKI Holdings, Inc.	3,000	25,283
Aoyama Trading Co. Ltd.	3,400	48,546
Aoyama Zaisan Networks Co. Ltd.	1,300	15,675
Aozora Bank Ltd.	10,600	166,852
Arakawa Chemical Industries Ltd.	1,000	6,963
Arata Corp.	2,200	44,072
Araya Industrial Co. Ltd.	700	22,716
ARCLANDS Corp.	4,918	52,710
Arcs Co. Ltd.	3,600	59,225
ARE Holdings, Inc.	5,500	59,415
Arealink Co. Ltd.	1,400	20,120
†Arent, Inc.	500	17,687
Argo Graphics, Inc.	1,500	47,452
Arisawa Manufacturing Co. Ltd.	3,800	36,022
Artience Co. Ltd.	4,500	89,755
As One Corp.	4,400	73,563
Asahi Co. Ltd.	1,900	18,228
Asahi Diamond Industrial Co. Ltd.	2,300	11,978
Asahi Group Holdings Ltd.	63,700	668,257
Asahi Intecc Co. Ltd.	8,200	133,047
Asahi Kasei Corp.	57,500	396,188
Asahi Net, Inc.	1,400	5,883
Asahi Yukizai Corp.	1,500	42,350
Asanuma Corp.	5,000	21,124
Asia Pile Holdings Corp.	1,700	8,985
Asics Corp.	25,500	497,448
ASKA Pharmaceutical Holdings Co. Ltd.	1,600	21,159
ASKUL Corp.	5,300	56,534
Astellas Pharma, Inc.	7,800	75,744
Astena Holdings Co. Ltd.	2,300	6,904
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Aucnet, Inc.	1,200	$20,267
Autobacs Seven Co. Ltd.	5,600	52,079
Avant Group Corp.	2,000	25,402
Avantia Co. Ltd.	1,400	7,047
Awa Bank Ltd.	2,500	42,973
Axell Corp.	1,600	13,409
Axial Retailing, Inc.	6,400	37,193
Azbil Corp.	20,800	160,282
AZ-COM MARUWA Holdings, Inc.	6,400	44,807
AZOOM Co. Ltd.	300	13,112
Bandai Namco Holdings, Inc.	16,800	400,600
Bando Chemical Industries Ltd.	3,400	40,946
†Bank of Innovation, Inc.	700	29,914
Bank of Iwate Ltd.	1,400	24,850
Bank of Kochi Ltd.	500	2,644
Bank of Nagoya Ltd.	1,300	52,622
Bank of Saga Ltd.	1,500	20,890
Bank of the Ryukyus Ltd.	3,500	23,559
Bank of Toyama Ltd.	500	4,957
Base Co. Ltd.	600	10,827
†baudroie, Inc.	400	12,377
BayCurrent, Inc.	4,400	148,041
Beauty Garage, Inc.	1,200	9,970
Beenos, Inc.	1,300	32,547
Belc Co. Ltd.	900	38,154
Bell System24 Holdings, Inc.	5,100	41,543
Belluna Co. Ltd.	6,100	29,941
Bic Camera, Inc.	8,900	96,160
BIPROGY, Inc.	6,000	180,012
B-Lot Co. Ltd.	2,900	23,657
Bourbon Corp.	500	7,685
Br Holdings Corp.	2,000	4,344
BrainPad, Inc.	900	6,966
Bridgestone Corp.	26,100	877,302
Brother Industries Ltd.	17,300	292,647
Bull-Dog Sauce Co. Ltd.	1,000	11,503
Bunka Shutter Co. Ltd.	5,500	67,184
Business Brain Showa-Ota, Inc.	700	9,474
C Uyemura & Co. Ltd.	500	34,250
Calbee, Inc.	6,300	125,782
Canon Electronics, Inc.	1,900	28,668
Canon Marketing Japan, Inc.	3,800	123,765
Canon, Inc.	6,100	198,138
Capcom Co. Ltd.	12,500	271,919
Careerlink Co. Ltd.	700	10,819
Carlit Co. Ltd.	2,400	18,553
Casa, Inc.	2,700	14,593
Casio Computer Co. Ltd.	12,700	105,500
Cawachi Ltd.	1,200	19,448
LVIP Dimensional International Core Equity Fund-18

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Celsys, Inc.	4,500	$38,788
Central Automotive Products Ltd.	400	12,272
Central Glass Co. Ltd.	2,700	56,626
Central Japan Railway Co.	9,700	182,026
Central Security Patrols Co. Ltd.	900	17,039
Central Sports Co. Ltd.	600	9,243
Ceres, Inc.	1,000	19,604
Change Holdings, Inc.	3,100	23,257
Charm Care Corp. KK	3,000	24,962
Chiba Bank Ltd.	21,100	162,635
Chiba Kogyo Bank Ltd.	4,900	44,994
Chori Co. Ltd.	700	17,199
Chubu Electric Power Co., Inc.	15,600	163,660
Chubu Shiryo Co. Ltd.	1,700	14,214
Chuetsu Pulp & Paper Co. Ltd.	800	7,632
Chugai Pharmaceutical Co. Ltd.	12,500	551,014
Chugin Financial Group, Inc.	16,800	173,499
Chugoku Electric Power Co., Inc.	14,000	80,795
Chugoku Marine Paints Ltd.	2,700	40,227
Citizen Watch Co. Ltd.	22,100	129,849
CKD Corp.	5,200	83,334
CK-San-Etsu Co. Ltd.	700	17,280
Cleanup Corp.	500	2,058
CMK Corp.	8,100	21,854
Coca-Cola Bottlers Japan Holdings, Inc.	9,475	149,845
Colowide Co. Ltd.	7,900	85,493
Computer Engineering & Consulting Ltd.	1,800	22,699
COMSYS Holdings Corp.	9,600	196,985
Comture Corp.	2,300	32,580
Concordia Financial Group Ltd.	41,469	228,058
Cosel Co. Ltd.	2,200	14,800
Cosmo Energy Holdings Co. Ltd.	7,200	317,848
Cosmos Pharmaceutical Corp.	2,600	110,857
Cota Co. Ltd.	1,064	10,939
†Cover Corp.	3,500	58,126
CRE, Inc.	500	3,971
†CREAL, Inc.	900	16,906
Create Restaurants Holdings, Inc.	11,500	85,247
Create SD Holdings Co. Ltd.	3,100	55,082
Creek & River Co. Ltd.	1,100	11,061
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Cresco Ltd.	1,800	$13,875
CrowdWorks, Inc.	2,100	19,321
CTI Engineering Co. Ltd.	2,000	30,968
CTS Co. Ltd.	2,700	15,411
Curves Holdings Co. Ltd.	5,800	28,423
†Cyber Security Cloud, Inc.	1,400	17,219
CyberAgent, Inc.	21,500	147,953
Cybozu, Inc.	3,600	65,378
Dai Nippon Printing Co. Ltd.	11,000	153,930
Dai Nippon Toryo Co. Ltd.	2,000	14,642
Daicel Corp.	27,300	241,279
Dai-Dan Co. Ltd.	2,800	67,519
Daido Metal Co. Ltd.	3,800	12,560
Daido Steel Co. Ltd.	15,000	112,601
Daifuku Co. Ltd.	8,500	174,632
Daihatsu Diesel Manufacturing Co. Ltd.	2,100	24,460
Daihen Corp.	800	40,328
Daiho Corp.	1,000	21,043
Daiichi Jitsugyo Co. Ltd.	1,800	32,784
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	1,000	4,498
Dai-ichi Life Holdings, Inc.	23,200	618,195
Daiichi Sankyo Co. Ltd.	11,700	320,150
Daiichikosho Co. Ltd.	8,100	94,404
Daiken Medical Co. Ltd.	2,500	8,275
Daiki Aluminium Industry Co. Ltd.	3,000	20,100
Daikin Industries Ltd.	6,200	723,421
Daikoku Denki Co. Ltd.	1,000	18,924
Daikokutenbussan Co. Ltd.	400	24,298
Daikyonishikawa Corp.	4,000	16,270
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	600	11,428
Daio Paper Corp.	10,600	55,868
Daiseki Co. Ltd.	4,400	99,929
Daishi Hokuetsu Financial Group, Inc.	7,800	142,229
Daishinku Corp.	1,000	3,528
Daito Pharmaceutical Co. Ltd.	1,760	23,226
Daito Trust Construction Co. Ltd.	2,700	301,845
Daitron Co. Ltd.	800	13,757
Daiwa House Industry Co. Ltd.	23,500	721,477
Daiwa Securities Group, Inc.	34,300	226,337
Daiwabo Holdings Co. Ltd.	9,200	178,661
DCM Holdings Co. Ltd.	10,400	94,142
†DD GROUP Co. Ltd.	1,200	10,670
Dear Life Co. Ltd.	2,300	14,869
Denka Co. Ltd.	9,800	138,224
LVIP Dimensional International Core Equity Fund-19

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Denso Corp.	28,600	$394,308
Dentsu Group, Inc.	5,100	122,556
Dentsu Soken, Inc.	2,700	99,836
Dexerials Corp.	10,700	164,258
DIC Corp.	8,900	190,213
Digital Arts, Inc.	1,300	49,368
Digital Hearts Holdings Co. Ltd.	1,000	5,301
Digital Information Technologies Corp.	1,900	25,902
Dip Corp.	3,200	50,631
Disco Corp.	1,700	450,972
DKS Co. Ltd.	600	14,478
DMG Mori Co. Ltd.	11,400	181,398
Double Standard, Inc.	1,200	13,190
Doutor Nichires Holdings Co. Ltd.	3,100	46,018
Dowa Holdings Co. Ltd.	6,300	176,771
DTS Corp.	3,700	97,805
DyDo Group Holdings, Inc.	1,800	37,684
Eagle Industry Co. Ltd.	2,500	32,557
Earth Corp.	400	14,169
East Japan Railway Co.	11,400	201,904
EAT&HOLDINGS Co. Ltd.	1,400	19,443
Ebara Corp.	21,400	328,332
Ebara Foods Industry, Inc.	500	9,254
Ebara Jitsugyo Co. Ltd.	1,200	29,619
Ebase Co. Ltd.	1,200	5,066
Eco's Co. Ltd.	1,500	19,597
EDION Corp.	8,500	96,616
EF-ON, Inc.	960	2,349
eGuarantee, Inc.	2,400	27,021
E-Guardian, Inc.	300	3,615
Ehime Bank Ltd.	2,500	17,684
Eidai Co. Ltd.	3,200	4,337
Eiken Chemical Co. Ltd.	700	9,478
Eisai Co. Ltd.	7,100	193,330
Elan Corp.	400	1,857
Elecom Co. Ltd.	3,600	33,792
Electric Power Development Co. Ltd.	7,000	114,257
EM Systems Co. Ltd.	1,900	9,374
en Japan, Inc.	3,700	49,715
Endo Lighting Corp.	1,600	15,352
ENEOS Holdings, Inc.	231,250	1,213,173
Enomoto Co. Ltd.	1,000	9,034
Enplas Corp.	700	21,274
†eRex Co. Ltd.	2,300	10,778
ERI Holdings Co. Ltd.	900	12,903
ES-Con Japan Ltd.	3,800	23,442
Eslead Corp.	400	11,493
ESPEC Corp.	1,500	25,531
Eternal Hospitality Group Co. Ltd.	1,000	17,790
Exedy Corp.	4,100	113,780
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
EXEO Group, Inc.	16,100	$176,496
Ezaki Glico Co. Ltd.	4,500	134,031
F&M Co. Ltd.	600	5,738
FALCO HOLDINGS Co. Ltd.	900	13,833
FANUC Corp.	3,700	96,655
Fast Retailing Co. Ltd.	3,600	1,214,430
†FDK Corp.	1,200	4,040
Feed One Co. Ltd.	1,840	9,282
Ferrotec Holdings Corp.	3,700	59,842
FIDEA Holdings Co. Ltd.	1,800	16,017
Financial Partners Group Co. Ltd.	6,000	109,441
FINDEX, Inc.	1,400	7,565
Fintech Global, Inc.	20,000	15,512
First Bank of Toyama Ltd.	6,200	41,847
First Brothers Co. Ltd.	1,700	11,570
Fixstars Corp.	3,500	46,715
Food & Life Cos. Ltd.	11,200	235,633
Foster Electric Co. Ltd.	1,900	18,545
FP Corp.	5,200	92,297
FP Partner, Inc.	1,300	16,876
France Bed Holdings Co. Ltd.	1,400	11,551
Freebit Co. Ltd.	2,700	24,524
F-Tech, Inc.	1,100	3,952
Fudo Tetra Corp.	1,890	25,510
Fuji Co. Ltd.	900	11,759
Fuji Corp.	10,200	150,435
Fuji Corp. Ltd.	3,100	15,659
Fuji Electric Co. Ltd.	6,100	326,116
Fuji Kosan Co. Ltd.	800	7,350
Fuji Kyuko Co. Ltd.	2,000	28,341
Fuji Oil Co. Ltd.	6,500	12,569
Fuji Oil Holdings, Inc.	4,200	94,581
Fuji Pharma Co. Ltd.	700	7,057
Fuji Seal International, Inc.	4,100	65,628
Fuji Soft, Inc.	1,400	88,042
Fujibo Holdings, Inc.	1,300	44,620
Fujicco Co. Ltd.	1,300	13,950
FUJIFILM Holdings Corp.	16,300	337,241
Fujikura Composites, Inc.	1,400	14,124
Fujikura Ltd.	8,400	342,937
Fujimi, Inc.	2,400	36,081
†Fujio Food Group, Inc.	2,100	15,502
Fujisash Co. Ltd.	1,330	5,538
Fujita Kanko, Inc.	800	40,471
Fujitec Co. Ltd.	800	30,959
Fujitsu Ltd.	33,200	583,210
Fujiya Co. Ltd.	600	10,037
FuKoKu Co. Ltd.	1,800	20,277
Fukuda Corp.	400	13,234
Fukuda Denshi Co. Ltd.	1,400	64,252
Fukui Bank Ltd.	1,800	20,833
LVIP Dimensional International Core Equity Fund-20

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Fukui Computer Holdings, Inc.	1,100	$21,237
Fukuoka Financial Group, Inc.	6,900	171,777
Fukushima Bank Ltd.	1,600	2,244
Fukushima Galilei Co. Ltd.	2,000	33,419
Fukuyama Transporting Co. Ltd.	1,900	44,554
FULLCAST Holdings Co. Ltd.	1,600	14,897
Funai Soken Holdings, Inc.	3,600	54,393
Furukawa Battery Co. Ltd.	1,200	10,510
Furukawa Co. Ltd.	3,300	33,464
Furukawa Electric Co. Ltd.	5,600	232,146
Furuno Electric Co. Ltd.	2,500	42,257
Furuya Metal Co. Ltd.	2,000	45,470
Furyu Corp.	2,700	18,918
Fuso Chemical Co. Ltd.	1,900	42,548
Fuso Pharmaceutical Industries Ltd.	400	6,422
Futaba Industrial Co. Ltd.	7,100	32,145
Future Corp.	4,000	46,729
G-7 Holdings, Inc.	3,200	29,798
†GA Technologies Co. Ltd.	3,000	29,123
Gakken Holdings Co. Ltd.	2,200	14,792
Gakkyusha Co. Ltd.	900	11,705
Gakujo Co. Ltd.	1,900	26,376
Gecoss Corp.	900	5,783
Genki Global Dining Concepts Corp.	1,400	30,985
Genky DrugStores Co. Ltd.	2,000	39,378
Geo Holdings Corp.	3,500	36,326
Gift Holdings, Inc.	1,500	34,357
giftee, Inc.	1,900	15,523
Giken Ltd.	1,700	18,918
Global Security Experts, Inc.	700	22,993
GLOBERIDE, Inc.	1,400	17,068
Glory Ltd.	5,000	81,755
GMO Financial Gate, Inc.	300	13,462
GMO Financial Holdings, Inc.	5,000	21,697
GMO GlobalSign Holdings KK	800	11,878
GMO Payment Gateway, Inc.	2,800	141,102
†GNI Group Ltd.	3,800	81,037
Godo Steel Ltd.	1,200	30,118
Goldwin, Inc.	1,600	89,281
Grandy House Corp.	2,900	10,521
Greens Co. Ltd.	1,100	13,907
gremz, Inc.	1,700	27,662
GS Yuasa Corp.	10,000	166,141
G-Tekt Corp.	2,800	30,966
Gunma Bank Ltd.	25,500	171,521
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Gunze Ltd.	1,500	$51,746
H.U. Group Holdings, Inc.	7,000	113,452
H2O Retailing Corp.	11,100	161,520
HABA Laboratories, Inc.	400	4,201
Hachijuni Bank Ltd.	26,378	168,537
Hagihara Industries, Inc.	1,300	13,123
Hagiwara Electric Holdings Co. Ltd.	1,200	25,847
Hakudo Co. Ltd.	1,100	16,792
Hakuhodo DY Holdings, Inc.	18,100	137,066
Halows Co. Ltd.	800	23,399
Hamakyorex Co. Ltd.	7,200	61,485
Hamamatsu Photonics KK	11,100	123,464
Hankyu Hanshin Holdings, Inc.	10,500	273,677
Hanwa Co. Ltd.	4,000	125,514
Happinet Corp.	1,600	48,508
Hard Off Corp. Co. Ltd.	2,100	25,008
Harima Chemicals Group, Inc.	1,400	7,788
Haseko Corp.	21,400	275,049
Hashimoto Sogyo Holdings Co. Ltd.	1,400	11,723
Hazama Ando Corp.	13,100	98,615
Heiwa Corp.	5,900	90,917
Heiwa Real Estate Co. Ltd.	2,200	60,701
Heiwado Co. Ltd.	3,300	47,850
Hennge KK	1,900	14,897
Hiday Hidaka Corp.	2,700	47,800
†Hino Motors Ltd.	41,500	148,197
Hioki EE Corp.	600	28,510
Hirakawa Hewtech Corp.	2,000	19,354
Hirano Tecseed Co. Ltd.	700	8,305
Hirata Corp.	1,400	47,861
Hirogin Holdings, Inc.	29,800	218,628
Hirose Electric Co. Ltd.	1,100	128,573
†HIS Co. Ltd.	6,400	58,636
Hitachi Construction Machinery Co. Ltd.	12,300	272,607
Hitachi Ltd.	108,200	2,649,823
Hochiki Corp.	1,300	21,381
Hodogaya Chemical Co. Ltd.	400	9,620
Hogy Medical Co. Ltd.	1,600	48,122
Hokkaido Coca-Cola Bottling Co. Ltd.	400	7,065
Hokkaido Electric Power Co., Inc.	9,500	50,039
Hokkaido Gas Co. Ltd.	4,000	14,114
Hokkan Holdings Ltd.	800	8,475
Hokko Chemical Industry Co. Ltd.	2,100	17,424
Hokkoku Financial Holdings, Inc.	2,700	91,475
LVIP Dimensional International Core Equity Fund-21

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Hokuetsu Corp.	7,400	$71,606
Hokuetsu Industries Co. Ltd.	2,000	22,943
Hokuhoku Financial Group, Inc.	11,300	136,994
Hokuriku Electric Industry Co. Ltd.	1,300	13,256
Hokuriku Electric Power Co.	7,900	43,048
Hokuto Corp.	3,100	35,419
Honda Motor Co. Ltd.	116,300	1,107,270
Honda Motor Co. Ltd. ADR	1,162	33,175
H-One Co. Ltd.	800	5,573
Honeys Holdings Co. Ltd.	2,300	23,913
Honma Golf Ltd.	17,500	7,548
Hoosiers Holdings Co. Ltd.	2,900	19,104
Horiba Ltd.	3,000	172,221
Hoshizaki Corp.	2,100	82,570
Hosokawa Micron Corp.	1,200	31,847
Hotland Co. Ltd.	800	10,813
House Foods Group, Inc.	6,600	121,218
Howa Machinery Ltd.	1,300	10,365
Hoya Corp.	6,500	806,691
HS Holdings Co. Ltd.	1,600	8,818
Hulic Co. Ltd.	24,800	215,407
Hyakugo Bank Ltd.	23,100	91,998
Hyakujushi Bank Ltd.	2,400	49,573
Ibiden Co. Ltd.	8,300	246,952
IBJ, Inc.	1,500	5,842
Ichibanya Co. Ltd.	4,200	27,219
Ichigo, Inc.	16,900	39,956
Ichiken Co. Ltd.	800	13,054
Ichikoh Industries Ltd.	2,000	5,055
Ichinen Holdings Co. Ltd.	2,500	30,320
Ichiyoshi Securities Co. Ltd.	4,600	27,927
ID Holdings Corp.	1,100	11,057
IDEA Consultants, Inc.	700	10,550
Idec Corp.	2,000	31,321
Idemitsu Kosan Co. Ltd.	93,780	617,731
IDOM, Inc.	9,200	65,470
IG Port, Inc.	1,300	19,741
IHI Corp.	1,500	87,691
Iida Group Holdings Co. Ltd.	11,700	175,919
Iino Kaiun Kaisha Ltd.	10,000	74,157
IKK Holdings, Inc.	2,500	11,949
I'll, Inc.	900	15,512
Imagica Group, Inc.	1,900	6,600
Imura & Co. Ltd.	1,100	7,162
Imuraya Group Co. Ltd.	800	12,550
Inaba Denki Sangyo Co. Ltd.	3,000	73,982
Inaba Seisakusho Co. Ltd.	900	10,234
Inabata & Co. Ltd.	5,500	115,819
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
I-NE Co. Ltd.	700	$8,749
I-Net Corp.	1,100	10,910
Infomart Corp.	17,100	32,823
INFRONEER Holdings, Inc.	22,140	171,071
Innotech Corp.	2,200	19,216
Inpex Corp.	89,900	1,131,073
Insource Co. Ltd.	6,800	48,419
Intage Holdings, Inc.	500	5,036
Integrated Design & Engineering Holdings Co. Ltd.	1,300	53,258
Intelligent Wave, Inc.	3,100	22,211
Internet Initiative Japan, Inc.	7,600	143,236
Inui Global Logistics Co. Ltd.	1,200	12,846
IPS, Inc.	600	9,570
IR Japan Holdings Ltd.	800	3,755
Iriso Electronics Co. Ltd.	2,700	46,109
ISB Corp.	1,100	9,487
Iseki & Co. Ltd.	2,300	13,577
Isetan Mitsukoshi Holdings Ltd.	12,600	216,337
Ishihara Sangyo Kaisha Ltd.	4,200	40,668
†Istyle, Inc.	6,900	19,214
Isuzu Motors Ltd.	56,200	764,510
Itfor, Inc.	2,000	17,991
ITmedia, Inc.	600	5,985
Ito En Ltd.	6,200	139,249
ITOCHU Corp.	8,000	393,395
Itochu Enex Co. Ltd.	6,000	62,032
Itochu-Shokuhin Co. Ltd.	300	13,562
Itoham Yonekyu Holdings, Inc.	3,080	77,210
Itoki Corp.	4,300	44,469
IwaiCosmo Holdings, Inc.	2,000	29,331
Iwaki Co. Ltd.	1,400	22,479
Iwatani Corp.	16,700	188,869
Iyogin Holdings, Inc.	17,100	165,300
Izumi Co. Ltd.	3,600	73,192
J Front Retailing Co. Ltd.	24,100	321,045
J Trust Co. Ltd.	7,800	23,871
JAC Recruitment Co. Ltd.	5,200	23,082
†Jade Group, Inc.	900	8,589
JALCO Holdings, Inc.	4,400	10,434
†Jamco Corp.	2,400	23,324
JANOME Corp.	1,000	6,342
Japan Airlines Co. Ltd.	12,400	195,479
Japan Airport Terminal Co. Ltd.	4,400	138,727
Japan Aviation Electronics Industry Ltd.	4,400	82,213
LVIP Dimensional International Core Equity Fund-22

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
†Japan Communications, Inc.	7,800	$6,298
Japan Electronic Materials Corp.	1,700	23,084
Japan Elevator Service Holdings Co. Ltd.	7,500	137,622
Japan Engine Corp.	1,000	24,997
Japan Exchange Group, Inc.	37,000	410,531
Japan Hospice Holdings, Inc.	800	6,984
Japan Investment Adviser Co. Ltd.	3,400	24,256
Japan Lifeline Co. Ltd.	6,000	52,347
Japan Material Co. Ltd.	3,800	40,250
Japan Medical Dynamic Marketing, Inc.	1,400	5,422
Japan Post Holdings Co. Ltd.	31,700	298,542
Japan Post Insurance Co. Ltd.	7,200	132,250
Japan Property Management Center Co. Ltd.	1,500	10,620
Japan Pulp & Paper Co. Ltd.	8,000	34,558
Japan Securities Finance Co. Ltd.	4,600	59,659
Japan Steel Works Ltd.	2,400	87,015
Japan System Techniques Co. Ltd.	2,000	28,287
Japan Tobacco, Inc.	28,100	720,844
Japan Transcity Corp.	3,000	19,333
Japan Wool Textile Co. Ltd.	4,700	38,661
JBCC Holdings, Inc.	800	22,886
JCU Corp.	2,100	50,711
JDC Corp.	4,600	15,057
Jeol Ltd.	5,000	174,665
JFE Holdings, Inc.	26,300	296,140
†JIG-SAW, Inc.	300	6,376
JINS Holdings, Inc.	1,500	61,200
JINUSHI Co. Ltd.	1,800	24,393
JK Holdings Co. Ltd.	1,500	9,851
J-Lease Co. Ltd.	1,200	9,608
JM Holdings Co. Ltd.	800	12,851
JMS Co. Ltd.	1,500	4,153
J-Oil Mills, Inc.	1,400	19,186
Joshin Denki Co. Ltd.	2,200	31,805
Joyful Honda Co. Ltd.	3,900	45,626
JP-Holdings, Inc.	4,300	18,342
JSB Co. Ltd.	1,100	19,101
JSP Corp.	1,400	19,228
JTEKT Corp.	20,500	151,867
†Juki Corp.	2,600	6,102
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Juroku Financial Group, Inc.	3,100	$83,705
Justsystems Corp.	2,400	53,161
JVCKenwood Corp.	18,300	201,525
Kadokawa Corp.	3,200	63,414
Kadoya Sesame Mills, Inc.	300	6,932
Kaga Electronics Co. Ltd.	4,000	72,967
Kagome Co. Ltd.	6,200	116,494
Kajima Corp.	10,300	186,583
Kakaku.com, Inc.	8,800	134,082
Kakiyasu Honten Co. Ltd.	700	12,777
Kamakura Shinsho Ltd.	2,300	8,060
Kameda Seika Co. Ltd.	900	23,856
Kamei Corp.	1,600	19,107
Kamigumi Co. Ltd.	8,400	182,222
Kanaden Corp.	1,100	10,442
Kanadevia Corp.	20,600	127,570
Kanagawa Chuo Kotsu Co. Ltd.	400	9,629
Kanamic Network Co. Ltd.	1,800	5,724
Kanamoto Co. Ltd.	3,100	65,750
Kandenko Co. Ltd.	9,600	140,089
Kaneka Corp.	5,000	118,603
Kaneko Seeds Co. Ltd.	900	8,035
Kanematsu Corp.	8,500	141,018
Kanro, Inc.	1,300	29,172
Kansai Electric Power Co., Inc.	14,000	155,174
Kansai Paint Co. Ltd.	14,200	202,974
Kanto Denka Kogyo Co. Ltd.	7,900	48,579
Kao Corp.	10,900	441,031
Kappa Create Co. Ltd.	2,100	21,257
Kasumigaseki Capital Co. Ltd.	300	25,171
Katitas Co. Ltd.	4,900	70,239
Kato Sangyo Co. Ltd.	2,100	59,844
Kato Works Co. Ltd.	400	3,560
Kawada Technologies, Inc.	1,800	31,103
Kawai Musical Instruments Manufacturing Co. Ltd.	500	9,361
Kawasaki Heavy Industries Ltd.	5,600	255,101
KDDI Corp.	40,500	1,289,949
KeePer Technical Laboratory Co. Ltd.	1,600	47,954
Keihan Holdings Co. Ltd.	9,300	195,022
Keihanshin Building Co. Ltd.	1,600	16,716
Keikyu Corp.	16,500	136,545
Keio Corp.	4,600	111,960
Keisei Electric Railway Co. Ltd.	18,000	161,628
KEIWA, Inc.	1,000	6,275
Keiyo Bank Ltd.	13,500	67,069
LVIP Dimensional International Core Equity Fund-23

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Kenko Mayonnaise Co. Ltd.	1,500	$19,004
Kewpie Corp.	4,800	102,076
Keyence Corp.	2,200	894,237
KH Neochem Co. Ltd.	3,300	42,511
Kibun Foods, Inc.	2,200	14,989
Kikkoman Corp.	18,900	209,869
Kimura Unity Co. Ltd.	2,000	19,063
King Jim Co. Ltd.	1,800	9,742
Kintetsu Department Store Co. Ltd.	700	9,193
Kintetsu Group Holdings Co. Ltd.	8,000	167,783
Kirin Holdings Co. Ltd.	29,000	376,539
Ki-Star Real Estate Co. Ltd.	1,400	38,073
Kitagawa Corp.	600	4,483
Kita-Nippon Bank Ltd.	400	7,633
Kitz Corp.	7,400	52,924
Kiyo Bank Ltd.	6,700	93,680
†KNT-CT Holdings Co. Ltd.	700	5,278
Koa Corp.	5,400	33,502
Koatsu Gas Kogyo Co. Ltd.	2,000	10,267
Kobayashi Pharmaceutical Co. Ltd.	1,700	67,117
Kobe Bussan Co. Ltd.	5,800	126,788
Kobe Electric Railway Co. Ltd.	500	7,393
Kobe Steel Ltd.	42,600	425,829
Koei Tecmo Holdings Co. Ltd.	5,300	62,134
Kohnan Shoji Co. Ltd.	2,500	56,797
Kohoku Kogyo Co. Ltd.	1,000	18,467
Kohsoku Corp.	800	12,942
Koito Manufacturing Co. Ltd.	17,200	217,712
Kojima Co. Ltd.	3,000	19,600
Kokuyo Co. Ltd.	3,000	53,065
Komatsu Ltd.	35,400	964,379
KOMEDA Holdings Co. Ltd.	5,100	91,731
Komehyo Holdings Co. Ltd.	1,100	27,146
Komeri Co. Ltd.	3,600	75,122
†Konaka Co. Ltd.	2,400	3,513
Konami Group Corp.	3,500	327,496
Kondotec, Inc.	2,100	18,004
Konica Minolta, Inc.	42,700	177,313
Konishi Co. Ltd.	5,000	41,073
Konoike Transport Co. Ltd.	2,700	52,624
Konoshima Chemical Co. Ltd.	1,400	13,858
Kosaido Holdings Co. Ltd.	5,000	16,009
Kose Corp.	1,800	81,887
Koshidaka Holdings Co. Ltd.	5,700	40,729
Kotobuki Spirits Co. Ltd.	10,100	139,072
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Kozo Keikaku Engineering Holdings, Inc.	500	$13,098
KPP Group Holdings Co. Ltd.	3,400	13,817
Krosaki Harima Corp.	2,000	32,290
KRS Corp.	1,200	17,346
K's Holdings Corp.	16,000	142,813
KU Holdings Co. Ltd.	1,500	10,486
Kubota Corp.	24,100	279,193
Kumagai Gumi Co. Ltd.	3,800	95,735
Kumiai Chemical Industry Co. Ltd.	9,070	43,179
Kura Sushi, Inc.	2,300	41,896
Kurabo Industries Ltd.	800	28,996
Kuraray Co. Ltd.	25,900	370,985
Kureha Corp.	4,200	76,445
Kurimoto Ltd.	800	21,976
Kurita Water Industries Ltd.	4,000	139,327
Kuriyama Holdings Corp.	1,400	10,998
Kusuri No. Aoki Holdings Co. Ltd.	4,000	82,405
KYB Corp.	4,400	81,581
Kyodo Printing Co. Ltd.	400	10,145
Kyoei Steel Ltd.	2,300	26,635
Kyokuto Boeki Kaisha Ltd.	1,400	14,224
Kyokuto Kaihatsu Kogyo Co. Ltd.	3,700	59,572
Kyokuyo Co. Ltd.	1,000	26,071
Kyorin Pharmaceutical Co. Ltd.	5,400	51,415
KYORITSU Co. Ltd.	3,400	3,577
Kyoritsu Maintenance Co. Ltd.	7,000	129,592
Kyosan Electric Manufacturing Co. Ltd.	4,100	13,981
Kyoto Financial Group, Inc.	16,200	236,942
Kyowa Kirin Co. Ltd.	9,900	148,876
Kyudenko Corp.	3,500	114,502
Kyushu Electric Power Co., Inc.	15,000	134,172
Kyushu Financial Group, Inc.	35,900	164,064
Kyushu Railway Co.	6,600	160,914
LA Holdings Co. Ltd.	300	10,816
LAC Co. Ltd.	800	5,855
Lacto Japan Co. Ltd.	1,100	18,780
Lasertec Corp.	3,000	281,235
LEC, Inc.	1,800	14,655
Leopalace21 Corp.	18,500	69,056
Life Corp.	2,800	62,269
Lifedrink Co., Inc.	3,200	45,834
LIFULL Co. Ltd.	5,900	7,607
LIKE, Inc.	2,300	20,697
LVIP Dimensional International Core Equity Fund-24

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Linical Co. Ltd.	1,000	$2,201
Link & Motivation, Inc.	4,400	16,324
Lintec Corp.	4,500	86,574
Lion Corp.	13,300	148,980
LITALICO, Inc.	2,400	13,535
Lixil Corp.	26,200	285,923
Loadstar Capital KK	1,000	15,579
Look Holdings, Inc.	1,000	14,633
LY Corp.	42,500	112,374
M3, Inc.	16,600	143,837
Mabuchi Motor Co. Ltd.	12,100	171,070
Macbee Planet, Inc.	700	12,590
Macnica Holdings, Inc.	14,800	170,609
Macromill, Inc.	3,300	25,490
Maeda Kosen Co. Ltd.	4,100	50,347
Maezawa Industries, Inc.	2,700	21,549
Makino Milling Machine Co. Ltd.	3,000	203,458
Makita Corp.	6,700	203,740
Management Solutions Co. Ltd.	800	8,536
Mandom Corp.	5,600	45,457
Mani, Inc.	5,600	63,889
MarkLines Co. Ltd.	1,600	21,901
Marubeni Corp.	24,000	360,206
Marubun Corp.	2,400	16,682
Maruchiyo Yamaokaya Corp.	1,000	30,380
Marudai Food Co. Ltd.	1,600	16,840
Maruha Nichiro Corp.	5,500	105,769
Marui Group Co. Ltd.	12,400	197,804
MARUKA FURUSATO Corp.	1,261	20,608
Maruwa Co. Ltd.	600	181,028
Maruzen CHI Holdings Co. Ltd.	2,600	5,277
Maruzen Showa Unyu Co. Ltd.	1,300	50,261
Marvelous, Inc.	2,500	9,230
Matching Service Japan Co. Ltd.	900	6,268
Matsuda Sangyo Co. Ltd.	800	16,305
Matsui Securities Co. Ltd.	12,400	64,091
MatsukiyoCocokara & Co.	19,960	290,595
Matsuoka Corp.	1,600	20,252
Matsuya Co. Ltd.	2,300	14,920
Matsuyafoods Holdings Co. Ltd.	900	37,215
Max Co. Ltd.	1,300	28,811
Maxell Ltd.	4,500	53,072
Maxvalu Tokai Co. Ltd.	500	10,575
Mazda Motor Corp.	61,000	415,933
McDonald's Holdings Co. Japan Ltd.	3,200	125,703
MCJ Co. Ltd.	6,300	56,879
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Mebuki Financial Group, Inc.	68,890	$279,090
MEC Co. Ltd.	1,600	35,055
Media Do Co. Ltd.	300	2,705
Medical Data Vision Co. Ltd.	2,900	7,182
Medical System Network Co. Ltd.	4,100	11,021
Medipal Holdings Corp.	11,700	175,953
Medius Holdings Co. Ltd.	1,600	8,921
MedPeer, Inc.	900	2,652
Megmilk Snow Brand Co. Ltd.	5,400	94,566
Meidensha Corp.	4,000	109,278
Meiji Electric Industries Co. Ltd.	1,100	9,933
MEIJI Holdings Co. Ltd.	12,300	250,229
Meiko Electronics Co. Ltd.	1,900	109,060
MEITEC Group Holdings, Inc.	6,900	129,401
Meiwa Corp.	2,500	10,266
Meiwa Estate Co. Ltd.	1,700	10,922
Melco Holdings, Inc.	1,000	13,970
Menicon Co. Ltd.	6,400	56,443
†Mercari, Inc.	9,000	101,567
METAWATER Co. Ltd.	2,000	22,935
Micronics Japan Co. Ltd.	2,900	67,636
Midac Holdings Co. Ltd.	800	7,868
Mie Kotsu Group Holdings, Inc.	2,500	7,825
Mikuni Corp.	1,600	3,332
Milbon Co. Ltd.	1,600	35,511
MIMAKI ENGINEERING Co. Ltd.	2,700	27,787
Minebea Mitsumi, Inc.	23,032	368,929
Mirait One Corp.	10,000	145,214
Mirarth Holdings, Inc.	9,900	32,239
Miroku Jyoho Service Co. Ltd.	900	11,213
MISUMI Group, Inc.	10,700	164,494
Mitani Corp.	2,400	29,476
Mitsuba Corp.	2,400	14,615
Mitsubishi Chemical Group Corp.	116,400	587,893
Mitsubishi Corp.	33,700	551,390
Mitsubishi Electric Corp.	28,700	484,621
Mitsubishi Estate Co. Ltd.	22,800	316,504
Mitsubishi Gas Chemical Co., Inc.	13,900	246,552
Mitsubishi Heavy Industries Ltd.	17,900	249,597
Mitsubishi Logisnext Co. Ltd.	3,300	40,419
Mitsubishi Logistics Corp.	19,200	140,421
Mitsubishi Materials Corp.	12,700	191,984
LVIP Dimensional International Core Equity Fund-25

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Mitsubishi Motors Corp.	71,900	$240,270
Mitsubishi Paper Mills Ltd.	2,100	7,561
Mitsubishi Research Institute, Inc.	1,000	30,570
Mitsubishi Shokuhin Co. Ltd.	1,600	50,605
Mitsubishi Steel Manufacturing Co. Ltd.	600	5,838
Mitsubishi UFJ Financial Group, Inc.	147,800	1,725,521
Mitsuboshi Belting Ltd.	600	15,173
Mitsui & Co. Ltd.	28,500	591,065
Mitsui Chemicals, Inc.	15,700	342,722
Mitsui DM Sugar Holdings Co. Ltd.	1,200	25,641
Mitsui E&S Co. Ltd.	6,300	72,200
Mitsui Fudosan Co. Ltd.	28,200	225,525
Mitsui High-Tec, Inc.	13,300	68,705
Mitsui Mining & Smelting Co. Ltd.	6,500	190,639
Mitsui-Soko Holdings Co. Ltd.	2,100	98,625
Mitsuuroko Group Holdings Co. Ltd.	2,900	32,834
Miura Co. Ltd.	3,500	87,048
Miyaji Engineering Group, Inc.	2,200	27,801
Miyazaki Bank Ltd.	900	17,733
Miyoshi Oil & Fat Co. Ltd.	1,500	14,428
Mizuho Financial Group, Inc.	39,770	970,887
Mizuno Corp.	1,700	95,806
Mochida Pharmaceutical Co. Ltd.	1,400	31,073
Modec, Inc.	1,500	31,663
Monogatari Corp.	3,700	81,219
MonotaRO Co. Ltd.	8,900	151,245
MORESCO Corp.	700	6,084
Morinaga & Co. Ltd.	7,600	131,095
Morinaga Milk Industry Co. Ltd.	8,400	156,254
Moriroku Holdings Co. Ltd.	1,700	21,400
Morita Holdings Corp.	3,000	41,363
Moriya Transportation Engineering & Manufacturing Co. Ltd.	1,400	24,026
Morozoff Ltd.	200	6,138
Mory Industries, Inc.	200	6,165
MOS Food Services, Inc.	1,200	28,177
MrMax Holdings Ltd.	2,600	11,660
MS&AD Insurance Group Holdings, Inc.	35,600	768,871
Mugen Estate Co. Ltd.	2,200	25,506
m-up Holdings, Inc.	4,100	42,175
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Murata Manufacturing Co. Ltd.	13,300	$211,002
Musashi Seimitsu Industry Co. Ltd.	4,800	118,516
Musashino Bank Ltd.	2,100	39,741
Nabtesco Corp.	11,800	208,528
NAC Co. Ltd.	4,800	17,987
Nachi-Fujikoshi Corp.	2,400	47,932
Nafco Co. Ltd.	1,600	21,307
Nagano Keiki Co. Ltd.	1,200	18,880
Nagase & Co. Ltd.	8,100	164,679
Nagase Brothers, Inc.	800	9,417
Nagawa Co. Ltd.	300	14,051
Nagoya Railroad Co. Ltd.	12,500	139,100
Nakabayashi Co. Ltd.	2,100	6,911
Nakamoto Packs Co. Ltd.	800	8,881
Nakamuraya Co. Ltd.	500	10,141
Nakanishi, Inc.	3,300	49,760
Nakayama Steel Works Ltd.	7,200	34,109
Namura Shipbuilding Co. Ltd.	5,500	59,778
Nankai Electric Railway Co. Ltd.	6,500	102,120
Nanto Bank Ltd.	3,000	61,012
Natori Co. Ltd.	700	9,892
NEC Corp.	1,900	162,596
NEC Networks & System Integration Corp.	4,400	91,368
Nexon Co. Ltd.	5,300	78,839
Nextage Co. Ltd.	6,300	56,158
†NexTone, Inc.	400	3,248
NGK Insulators Ltd.	21,300	268,942
NH Foods Ltd.	6,600	213,591
NHK Spring Co. Ltd.	15,700	196,458
Nichias Corp.	4,300	151,831
Nichiban Co. Ltd.	600	8,034
Nichicon Corp.	7,600	52,400
Nichiden Corp.	1,300	25,363
Nichiha Corp.	2,600	48,032
Nichirei Corp.	9,000	238,652
Nichireki Group Co. Ltd.	1,000	16,925
Nichirin Co. Ltd.	1,300	28,249
NIDEC Corp.	19,500	350,252
Nifco, Inc.	8,200	197,250
Nihon Chouzai Co. Ltd.	800	7,277
Nihon Dempa Kogyo Co. Ltd.	5,000	27,246
Nihon Denkei Co. Ltd.	1,200	14,240
Nihon Flush Co. Ltd.	2,200	11,397
Nihon House Holdings Co. Ltd.	2,600	5,400
Nihon M&A Center Holdings, Inc.	32,200	134,063
Nihon Nohyaku Co. Ltd.	2,400	10,689
Nihon Plast Co. Ltd.	1,900	4,380
LVIP Dimensional International Core Equity Fund-26

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Nihon Yamamura Glass Co. Ltd.	1,000	$10,467
Nikkiso Co. Ltd.	6,300	38,492
Nikko Co. Ltd.	2,100	9,666
Nikkon Holdings Co. Ltd.	11,600	149,638
Nikon Corp.	22,900	235,917
Nintendo Co. Ltd.	5,000	291,209
Nippn Corp.	6,400	88,689
Nippon Air Conditioning Services Co. Ltd.	1,800	12,026
Nippon Aqua Co. Ltd.	2,100	10,200
Nippon Avionics Co. Ltd.	700	10,590
Nippon Carbide Industries Co., Inc.	800	8,726
Nippon Carbon Co. Ltd.	1,000	27,697
Nippon Chemical Industrial Co. Ltd.	600	8,958
†Nippon Chemi-Con Corp.	2,100	12,766
Nippon Coke & Engineering Co. Ltd.	18,200	11,003
Nippon Concept Corp.	800	9,276
Nippon Concrete Industries Co. Ltd.	2,600	6,075
Nippon Denko Co. Ltd.	13,700	24,651
Nippon Electric Glass Co. Ltd.	8,200	173,632
Nippon Express Holdings, Inc.	24,000	363,890
Nippon Gas Co. Ltd.	10,500	144,379
Nippon Kayaku Co. Ltd.	15,800	127,989
Nippon Kodoshi Corp.	800	10,026
Nippon Light Metal Holdings Co. Ltd.	7,070	69,506
Nippon Paint Holdings Co. Ltd.	35,800	231,140
Nippon Paper Industries Co. Ltd.	12,500	68,830
Nippon Parking Development Co. Ltd.	28,800	38,974
Nippon Rietec Co. Ltd.	700	5,701
Nippon Road Co. Ltd.	1,500	16,824
Nippon Sanso Holdings Corp.	7,500	208,110
Nippon Seisen Co. Ltd.	1,000	8,467
Nippon Sharyo Ltd.	1,700	24,015
†Nippon Sheet Glass Co. Ltd.	16,000	36,035
Nippon Shinyaku Co. Ltd.	5,800	146,548
Nippon Shokubai Co. Ltd.	13,700	165,735
Nippon Signal Co. Ltd.	3,400	19,985
Nippon Soda Co. Ltd.	4,900	90,147
Nippon Steel Corp.	25,710	516,659
Nippon Telegraph & Telephone Corp.	374,700	374,274
Nippon Thompson Co. Ltd.	6,000	19,024
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Nippon Yakin Kogyo Co. Ltd.	1,540	$38,970
Nipro Corp.	15,700	148,660
Nishimatsu Construction Co. Ltd.	3,000	99,424
Nishimatsuya Chain Co. Ltd.	3,100	46,058
Nishi-Nippon Financial Holdings, Inc.	13,000	166,108
Nishi-Nippon Railroad Co. Ltd.	5,000	71,874
Nishio Holdings Co. Ltd.	2,000	59,655
Nissan Chemical Corp.	5,300	165,182
Nissan Motor Co. Ltd.	104,700	317,538
Nissei ASB Machine Co. Ltd.	1,000	32,000
Nissei Plastic Industrial Co. Ltd.	1,500	9,575
Nissha Co. Ltd.	4,700	47,830
Nisshin Oillio Group Ltd.	3,400	111,182
Nisshin Seifun Group, Inc.	16,800	195,804
Nisshinbo Holdings, Inc.	19,468	110,688
Nissin Corp.	1,800	52,641
Nissin Foods Holdings Co. Ltd.	3,100	74,891
Nisso Holdings Co. Ltd.	2,200	10,840
Nissui Corp.	33,300	189,444
Niterra Co. Ltd.	12,800	407,832
Nitori Holdings Co. Ltd.	1,400	165,889
Nitto Denko Corp.	35,000	585,158
Nitto Fuji Flour Milling Co. Ltd.	600	25,590
Nitto Kogyo Corp.	2,100	38,447
Nitto Seiko Co. Ltd.	3,100	12,210
Nittoc Construction Co. Ltd.	3,400	21,554
Nittoku Co. Ltd.	500	6,501
Noevir Holdings Co. Ltd.	1,700	52,684
NOF Corp.	14,600	202,358
Nohmi Bosai Ltd.	1,500	31,347
Nojima Corp.	7,200	104,150
Nomura Holdings, Inc.	40,300	233,814
Nomura Holdings, Inc. ADR	13,054	75,583
Nomura Micro Science Co. Ltd.	900	12,895
Nomura Real Estate Holdings, Inc.	10,100	249,247
Nomura Research Institute Ltd.	13,720	402,840
Noritake Co. Ltd.	1,900	47,502
Noritz Corp.	2,000	21,016
North Pacific Bank Ltd.	30,900	89,200
NPC, Inc.	3,900	21,713
NPR-RIKEN Corp.	1,616	26,050
LVIP Dimensional International Core Equity Fund-27

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
NS Solutions Corp.	2,200	$56,556
NS United Kaiun Kaisha Ltd.	1,200	30,688
NSD Co. Ltd.	6,200	132,115
NSK Ltd.	42,700	184,846
NSW, Inc.	1,500	29,385
NTN Corp.	51,300	81,916
NTT Data Group Corp.	14,500	275,716
Obara Group, Inc.	900	22,788
Obayashi Corp.	19,500	256,761
OBIC Business Consultants Co. Ltd.	900	39,261
Obic Co. Ltd.	9,000	267,825
Odakyu Electric Railway Co. Ltd.	14,500	133,508
Oenon Holdings, Inc.	3,500	8,688
Ogaki Kyoritsu Bank Ltd.	3,100	37,920
Ohara, Inc.	1,600	11,573
Ohsho Food Service Corp.	2,700	52,057
OIE Sangyo Co. Ltd.	900	11,410
Oiles Corp.	2,600	40,672
Oita Bank Ltd.	1,400	27,554
Oji Holdings Corp.	61,900	236,576
Okabe Co. Ltd.	2,800	13,534
Okamoto Industries, Inc.	800	29,094
Okamoto Machine Tool Works Ltd.	700	17,367
Okamura Corp.	4,800	62,363
Okasan Securities Group, Inc.	14,000	56,436
Oki Electric Industry Co. Ltd.	7,000	46,945
Okinawa Cellular Telephone Co.	2,400	66,165
Okinawa Electric Power Co., Inc.	5,348	32,502
Okinawa Financial Group, Inc.	1,580	25,928
OKUMA Corp.	5,600	120,010
Okumura Corp.	3,800	94,596
Okura Industrial Co. Ltd.	800	15,209
Okuwa Co. Ltd.	2,100	11,766
Olympus Corp.	10,900	162,740
Omron Corp.	5,000	168,355
Ono Pharmaceutical Co. Ltd.	24,700	257,164
Onoken Co. Ltd.	1,400	13,318
Onward Holdings Co. Ltd.	10,600	39,537
Open House Group Co. Ltd.	8,200	276,923
Open Up Group, Inc.	5,000	56,592
Optex Group Co. Ltd.	3,900	43,078
†Optim Corp.	1,200	5,303
Optorun Co. Ltd.	3,100	36,505
Oracle Corp. Japan	1,500	143,560
Organo Corp.	1,600	81,964
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Oriental Land Co. Ltd.	13,400	$288,852
Oriental Shiraishi Corp.	8,700	21,530
Oro Co. Ltd.	500	8,028
Osaka Gas Co. Ltd.	8,800	192,470
Osaka Organic Chemical Industry Ltd.	1,700	30,891
Osaka Steel Co. Ltd.	1,100	20,441
OSAKA Titanium Technologies Co. Ltd.	2,100	24,486
Osaki Electric Co. Ltd.	4,100	20,116
OSG Corp.	7,500	88,084
Otsuka Corp.	6,800	155,514
Otsuka Holdings Co. Ltd.	8,600	467,839
OUG Holdings, Inc.	500	8,534
Pacific Industrial Co. Ltd.	3,500	30,110
PAL GROUP Holdings Co. Ltd.	3,500	67,788
PALTAC Corp.	3,000	82,805
Pan Pacific International Holdings Corp.	14,200	385,768
Panasonic Holdings Corp.	62,200	635,721
Paramount Bed Holdings Co. Ltd.	3,200	54,772
Park24 Co. Ltd.	12,900	179,806
Pegasus Co. Ltd.	1,900	5,369
Penta-Ocean Construction Co. Ltd.	31,300	129,237
People Dreams & Technologies Group Co. Ltd.	1,100	10,415
†PeptiDream, Inc.	10,000	165,976
Persol Holdings Co. Ltd.	155,700	233,244
Pharma Foods International Co. Ltd.	2,200	13,809
†PIA Corp.	500	9,963
Pickles Holdings Co. Ltd.	1,200	7,995
Pigeon Corp.	7,500	69,422
PILLAR Corp.	1,800	49,197
Pilot Corp.	2,300	70,709
Plus Alpha Consulting Co. Ltd.	4,100	49,047
Pole To Win Holdings, Inc.	1,400	3,996
†PR Times Corp.	700	7,729
Premium Water Holdings, Inc.	800	15,751
Press Kogyo Co. Ltd.	6,300	22,248
Prestige International, Inc.	9,300	40,037
Prima Meat Packers Ltd.	3,300	46,453
Procrea Holdings, Inc.	2,720	30,411
Pro-Ship, Inc.	1,600	16,385
Proto Corp.	1,400	11,459
PS Construction Co. Ltd.	700	4,899
Punch Industry Co. Ltd.	1,000	2,523
QB Net Holdings Co. Ltd.	900	5,894
LVIP Dimensional International Core Equity Fund-28

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Qol Holdings Co. Ltd.	2,700	$25,136
Quick Co. Ltd.	700	10,069
Raccoon Holdings, Inc.	800	3,719
Raito Kogyo Co. Ltd.	3,600	50,484
Raiznext Corp.	3,000	29,671
Raksul, Inc.	5,900	49,287
Rakus Co. Ltd.	8,400	97,791
†Rakuten Bank Ltd.	7,600	212,152
†Rakuten Group, Inc.	16,900	91,048
Rasa Corp.	1,300	11,757
Rasa Industries Ltd.	900	15,267
Recruit Holdings Co. Ltd.	27,600	1,918,418
Relo Group, Inc.	11,900	144,642
Renaissance, Inc.	1,500	9,839
†Renesas Electronics Corp.	66,100	836,497
Rengo Co. Ltd.	21,800	120,820
†RENOVA, Inc.	6,500	31,723
Resona Holdings, Inc.	47,591	343,073
Resonac Holdings Corp.	16,600	413,393
Resorttrust, Inc.	8,500	168,996
Restar Corp.	1,800	29,412
Retail Partners Co. Ltd.	1,600	12,782
Rheon Automatic Machinery Co. Ltd.	900	8,295
Ricoh Co. Ltd.	25,200	286,188
Riken Keiki Co. Ltd.	2,200	53,178
Riken Technos Corp.	2,900	19,615
Riken Vitamin Co. Ltd.	1,000	15,521
Ringer Hut Co. Ltd.	1,600	22,254
Rinnai Corp.	8,200	168,562
Rion Co. Ltd.	500	8,274
Riso Kyoiku Co. Ltd.	3,300	6,324
Rix Corp.	600	11,380
Rohm Co. Ltd.	26,200	243,440
Rohto Pharmaceutical Co. Ltd.	9,800	178,539
Rokko Butter Co. Ltd.	1,000	8,375
Roland Corp.	1,500	37,098
Rorze Corp.	10,800	102,037
Round One Corp.	19,000	156,681
Royal Holdings Co. Ltd.	3,700	56,081
Ryobi Ltd.	3,500	50,024
RYODEN Corp.	1,300	20,182
Ryohin Keikaku Co. Ltd.	11,700	266,385
Ryoyo Ryosan Holdings, Inc.	1,884	29,064
S Foods, Inc.	2,300	39,836
S&B Foods, Inc.	600	19,986
Sac's Bar Holdings, Inc.	900	5,562
Saibu Gas Holdings Co. Ltd.	1,000	10,970
Saizeriya Co. Ltd.	4,100	138,397
Sakai Chemical Industry Co. Ltd.	2,100	34,635
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Sakai Heavy Industries Ltd.	600	$8,984
Sakai Moving Service Co. Ltd.	2,000	31,211
Sakata INX Corp.	5,000	54,887
Sakata Seed Corp.	3,200	70,213
Sakura Internet, Inc.	1,700	46,936
Sala Corp.	3,600	20,424
San Holdings, Inc.	1,800	13,255
San ju San Financial Group, Inc.	2,840	40,910
San-A Co. Ltd.	3,600	66,148
San-Ai Obbli Co. Ltd.	4,300	51,635
Sangetsu Corp.	5,600	106,250
San-In Godo Bank Ltd.	15,400	122,909
†Sanken Electric Co. Ltd.	1,900	68,910
Sanki Engineering Co. Ltd.	3,200	63,948
Sanko Gosei Ltd.	3,800	14,973
Sankyo Co. Ltd.	16,300	219,455
Sankyo Frontier Co. Ltd.	1,000	13,541
Sankyo Tateyama, Inc.	2,400	10,058
Sankyu, Inc.	5,000	172,680
Sanoh Industrial Co. Ltd.	4,800	22,541
Sanrio Co. Ltd.	6,300	219,609
Sansei Technologies, Inc.	1,700	13,445
Sansha Electric Manufacturing Co. Ltd.	2,300	12,464
Sanshin Electronics Co. Ltd.	1,200	14,932
Santen Pharmaceutical Co. Ltd.	25,800	264,167
Sanwa Holdings Corp.	7,200	198,869
Sanyo Chemical Industries Ltd.	1,100	28,630
Sanyo Denki Co. Ltd.	900	51,488
Sanyo Electric Railway Co. Ltd.	600	7,705
Sanyo Special Steel Co. Ltd.	1,500	18,252
Sanyo Trading Co. Ltd.	2,000	20,366
Sapporo Holdings Ltd.	4,620	243,415
Sato Holdings Corp.	2,500	34,655
Sato Shoji Corp.	700	6,622
Satori Electric Co. Ltd.	1,400	15,430
Sawai Group Holdings Co. Ltd.	11,700	159,559
SBI Global Asset Management Co. Ltd.	2,400	10,183
SBI Holdings, Inc.	10,300	258,696
SBI Sumishin Net Bank Ltd.	4,500	107,725
SBS Holdings, Inc.	1,400	21,040
SCREEN Holdings Co. Ltd.	3,700	218,438
Scroll Corp.	4,000	27,244
SCSK Corp.	5,100	106,742
LVIP Dimensional International Core Equity Fund-29

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Secom Co. Ltd.	6,600	$224,135
Seed Co. Ltd.	1,000	3,468
Sega Sammy Holdings, Inc.	5,400	104,665
Seibu Holdings, Inc.	9,900	201,392
Seika Corp.	900	27,549
Seikitokyu Kogyo Co. Ltd.	2,300	22,722
Seiko Epson Corp.	11,300	203,886
Seiko Group Corp.	3,100	95,015
Seino Holdings Co. Ltd.	5,300	79,807
Seiren Co. Ltd.	3,400	60,176
Sekisui Chemical Co. Ltd.	24,900	426,344
Sekisui House Ltd.	22,400	534,108
Sekisui Kasei Co. Ltd.	2,500	5,606
SEMITEC Corp.	1,200	15,458
Senko Group Holdings Co. Ltd.	13,100	123,706
Senshu Electric Co. Ltd.	1,200	37,030
Senshu Ikeda Holdings, Inc.	29,000	72,458
Seria Co. Ltd.	4,300	77,059
Seven & i Holdings Co. Ltd.	108,000	1,693,183
Seven Bank Ltd.	59,500	117,826
SG Holdings Co. Ltd.	15,400	147,210
†Sharp Corp.	11,700	72,516
Shibaura Electronics Co. Ltd.	1,200	24,933
Shibaura Machine Co. Ltd.	3,200	72,314
Shibaura Mechatronics Corp.	1,300	64,168
Shibusawa Warehouse Co. Ltd.	700	13,586
Shibuya Corp.	1,300	31,453
†SHIFT, Inc.	1,300	148,135
Shiga Bank Ltd.	3,900	96,704
Shikibo Ltd.	1,500	9,601
Shikoku Bank Ltd.	4,500	32,982
Shikoku Electric Power Co., Inc.	10,700	83,456
Shima Seiki Manufacturing Ltd.	2,800	18,493
Shimadaya Corp.	1,000	8,840
Shimadzu Corp.	4,100	114,752
Shimamura Co. Ltd.	3,600	200,198
Shimano, Inc.	900	121,066
Shimizu Bank Ltd.	1,100	10,016
Shimizu Corp.	20,600	162,691
Shimojima Co. Ltd.	500	4,230
Shin Nippon Air Technologies Co. Ltd.	2,200	28,124
Shin Nippon Biomedical Laboratories Ltd.	1,500	15,765
Shinagawa Refractories Co. Ltd.	3,500	38,788
Shindengen Electric Manufacturing Co. Ltd.	800	12,554
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Shin-Etsu Chemical Co. Ltd.	40,600	$1,337,247
Shin-Etsu Polymer Co. Ltd.	4,100	42,506
†Shinko Electric Industries Co. Ltd.	5,300	191,597
Shinko Shoji Co. Ltd.	2,200	13,912
Shinmaywa Industries Ltd.	6,500	57,237
Shinnihonseiyaku Co. Ltd.	800	10,219
Shinsho Corp.	700	27,327
Shinwa Co. Ltd.	3,800	30,726
Shionogi & Co. Ltd.	21,200	297,333
Ship Healthcare Holdings, Inc.	9,300	129,948
Shiseido Co. Ltd.	4,700	83,111
Shizuki Electric Co., Inc.	1,400	3,136
Shizuoka Financial Group, Inc.	17,200	139,494
Shizuoka Gas Co. Ltd.	4,100	27,860
SHO-BOND Holdings Co. Ltd.	3,500	115,651
Shoei Co. Ltd.	4,400	62,676
Shoei Foods Corp.	800	20,455
Showa Sangyo Co. Ltd.	1,500	26,949
SIGMAXYZ Holdings, Inc.	8,000	47,284
Siix Corp.	2,900	22,000
Simplex Holdings, Inc.	3,500	54,833
Sinanen Holdings Co. Ltd.	600	24,920
Sinfonia Technology Co. Ltd.	2,100	84,179
Sinko Industries Ltd.	1,200	9,636
SKY Perfect JSAT Holdings, Inc.	21,100	120,387
Skylark Holdings Co. Ltd.	14,500	224,864
†Smaregi, Inc.	1,300	21,660
SMC Corp.	300	116,496
SMK Corp.	200	3,261
SMS Co. Ltd.	7,200	71,410
Socionext, Inc.	11,600	181,217
Soda Nikka Co. Ltd.	2,000	14,513
Sodick Co. Ltd.	4,700	21,846
SoftBank Corp.	522,200	659,193
Softcreate Holdings Corp.	1,400	20,343
Software Service, Inc.	200	15,992
Sohgo Security Services Co. Ltd.	30,200	206,812
Sojitz Corp.	17,820	363,169
Soken Chemical & Engineering Co. Ltd.	1,100	25,031
Solasto Corp.	4,200	12,585
Soliton Systems KK	500	3,617
Sompo Holdings, Inc.	34,300	888,722
Sony Group Corp.	156,900	3,306,752
Sotetsu Holdings, Inc.	5,200	82,268
Sparx Group Co. Ltd.	2,960	28,570
SPK Corp.	1,000	13,557
LVIP Dimensional International Core Equity Fund-30

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
S-Pool, Inc.	4,800	$9,653
Square Enix Holdings Co. Ltd.	1,100	42,713
†SRE Holdings Corp.	1,100	21,351
ST Corp.	1,200	11,744
St. Care Holding Corp.	3,000	14,410
St. Marc Holdings Co. Ltd.	900	15,441
Star Mica Holdings Co. Ltd.	3,600	17,592
Star Micronics Co. Ltd.	1,700	20,137
Starts Corp., Inc.	3,000	71,849
Starzen Co. Ltd.	800	14,686
Stella Chemifa Corp.	1,300	36,161
Strike Co. Ltd.	1,200	27,537
Studio Alice Co. Ltd.	900	12,000
Subaru Corp.	55,500	986,141
Sugi Holdings Co. Ltd.	7,700	120,640
Sugimoto & Co. Ltd.	1,600	14,177
SUMCO Corp.	37,400	275,432
Sumida Corp.	4,700	26,168
Suminoe Co. Ltd.	800	10,646
Sumiseki Holdings, Inc.	3,800	18,468
Sumitomo Bakelite Co. Ltd.	6,100	147,599
Sumitomo Chemical Co. Ltd.	110,700	244,295
Sumitomo Corp.	17,500	378,720
Sumitomo Electric Industries Ltd.	23,100	412,969
Sumitomo Forestry Co. Ltd.	10,400	346,222
Sumitomo Heavy Industries Ltd.	10,600	216,371
Sumitomo Mitsui Construction Co. Ltd.	14,700	38,400
Sumitomo Mitsui Financial Group, Inc.	52,500	1,260,012
Sumitomo Mitsui Financial Group, Inc. ADR	14,818	214,713
Sumitomo Mitsui Trust Group, Inc.	24,500	572,308
Sumitomo Osaka Cement Co. Ltd.	4,000	83,880
Sumitomo Realty & Development Co. Ltd.	13,100	407,394
Sumitomo Riko Co. Ltd.	4,900	50,159
Sumitomo Rubber Industries Ltd.	19,700	221,187
Sumitomo Seika Chemicals Co. Ltd.	600	18,098
Sumitomo Warehouse Co. Ltd.	800	14,228
Sun Frontier Fudousan Co. Ltd.	2,200	26,969
Suncall Corp.	2,900	5,090
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Sundrug Co. Ltd.	4,900	$124,637
Suntory Beverage & Food Ltd.	5,100	162,037
Sun-Wa Technos Corp.	1,500	21,295
Suruga Bank Ltd.	16,400	116,629
Suzuden Corp.	800	9,513
Suzuken Co. Ltd.	6,200	185,256
Suzuki Co. Ltd.	2,700	30,907
Suzuki Motor Corp.	61,700	691,308
SWCC Corp.	3,000	143,230
Sysmex Corp.	18,800	344,692
Systems Engineering Consultants Co. Ltd.	500	15,336
Systena Corp.	25,800	59,129
Syuppin Co. Ltd.	3,400	22,639
T Hasegawa Co. Ltd.	2,300	45,057
T RAD Co. Ltd.	800	18,578
T&D Holdings, Inc.	18,400	336,789
Tachibana Eletech Co. Ltd.	800	13,240
Tachi-S Co. Ltd.	4,100	45,088
Tadano Ltd.	9,900	71,582
Taihei Dengyo Kaisha Ltd.	1,000	31,790
Taiheiyo Cement Corp.	11,900	268,309
Taiho Kogyo Co. Ltd.	900	3,729
Taikisha Ltd.	1,700	53,678
Taisei Corp.	4,900	205,304
Taisei Lamick Co. Ltd.	500	7,846
Taiyo Holdings Co. Ltd.	3,700	95,397
Taiyo Yuden Co. Ltd.	13,800	194,073
Takamatsu Construction Group Co. Ltd.	1,100	19,527
Takamiya Co. Ltd.	2,400	6,204
Takaoka Toko Co. Ltd.	700	9,141
Takara & Co. Ltd.	700	12,529
Takara Bio, Inc.	3,200	21,260
Takara Holdings, Inc.	16,400	140,810
Takara Standard Co. Ltd.	3,600	38,470
Takasago International Corp.	1,700	62,428
Takasago Thermal Engineering Co. Ltd.	1,600	64,258
Takashima & Co. Ltd.	1,600	13,044
Takashimaya Co. Ltd.	25,600	203,570
Take & Give Needs Co. Ltd.	1,500	9,013
TAKEBISHI Corp.	800	10,234
Takeda Pharmaceutical Co. Ltd.	42,323	1,120,387
Takeuchi Manufacturing Co. Ltd.	3,800	119,070
Takuma Co. Ltd.	5,200	54,596
Tama Home Co. Ltd.	1,400	31,671
Tamron Co. Ltd.	4,100	115,440
Tamura Corp.	7,000	22,541
Tanseisha Co. Ltd.	4,300	26,975
Taoka Chemical Co. Ltd.	1,000	6,581
LVIP Dimensional International Core Equity Fund-31

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
TASUKI Holdings, Inc.	4,500	$23,735
Tayca Corp.	1,900	18,875
Tazmo Co. Ltd.	1,900	25,495
Tbk Co. Ltd.	4,000	6,939
TDC Soft, Inc.	2,000	19,838
TDK Corp.	50,500	650,368
TechMatrix Corp.	3,800	56,936
Techno Horizon Co. Ltd.	3,900	8,983
TechnoPro Holdings, Inc.	10,200	190,718
Teijin Ltd.	17,100	144,890
Teikoku Electric Manufacturing Co. Ltd.	1,200	21,488
Tekken Corp.	1,100	16,830
Temairazu, Inc.	600	12,203
Tera Probe, Inc.	600	10,748
Terumo Corp.	7,100	137,071
Tess Holdings Co. Ltd.	3,200	5,606
THK Co. Ltd.	8,900	205,297
TIS, Inc.	9,400	222,029
TKC Corp.	3,000	72,209
†TKP Corp.	1,100	8,802
Toa Corp.	8,300	62,475
TOA ROAD Corp.	3,000	24,800
Toagosei Co. Ltd.	2,200	21,043
TOBISHIMA HOLDINGS, Inc.	2,080	21,507
Tobu Railway Co. Ltd.	8,400	136,418
Tocalo Co. Ltd.	5,800	67,800
Tochigi Bank Ltd.	7,700	13,771
Toda Corp.	25,500	155,203
Toei Animation Co. Ltd.	2,500	55,930
Toenec Corp.	5,000	31,148
Toho Bank Ltd.	28,600	53,277
Toho Co. Ltd.	2,100	75,976
Toho Gas Co. Ltd.	3,500	94,308
Toho Holdings Co. Ltd.	3,200	86,300
Toho Titanium Co. Ltd.	3,100	20,794
†Toho Zinc Co. Ltd.	900	3,104
Tohoku Bank Ltd.	1,100	8,052
Tohoku Electric Power Co., Inc.	16,800	126,085
Tokai Carbon Co. Ltd.	23,200	134,018
Tokai Corp.	2,300	33,205
TOKAI Holdings Corp.	9,100	56,030
Tokai Rika Co. Ltd.	6,100	87,761
Tokai Tokyo Financial Holdings, Inc.	23,700	74,019
Tokio Marine Holdings, Inc.	43,900	1,575,489
Tokushu Tokai Paper Co. Ltd.	800	18,401
Tokuyama Corp.	7,500	124,381
Tokyo Base Co. Ltd.	1,700	3,555
†Tokyo Electric Power Co. Holdings, Inc.	35,700	106,711
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Tokyo Electron Device Ltd.	2,600	$49,572
Tokyo Electron Ltd.	8,400	1,262,682
Tokyo Gas Co. Ltd.	9,000	249,360
Tokyo Individualized Educational Institute, Inc.	2,700	5,825
Tokyo Keiki, Inc.	700	14,178
Tokyo Kiraboshi Financial Group, Inc.	2,700	77,750
Tokyo Ohka Kogyo Co. Ltd.	3,300	71,949
Tokyo Rope Manufacturing Co. Ltd.	1,200	9,889
Tokyo Sangyo Co. Ltd.	2,400	11,224
Tokyo Seimitsu Co. Ltd.	3,800	172,874
Tokyo Steel Manufacturing Co. Ltd.	6,400	60,518
Tokyo Tatemono Co. Ltd.	17,400	287,169
Tokyo Tekko Co. Ltd.	1,200	50,705
Tokyotokeiba Co. Ltd.	1,700	48,762
Tokyu Construction Co. Ltd.	6,200	28,302
Tokyu Corp.	12,100	128,947
Tokyu Fudosan Holdings Corp.	56,000	341,792
Toli Corp.	2,800	8,219
Tomato Bank Ltd.	1,400	10,905
Tomen Devices Corp.	300	13,064
Tomoe Engineering Co. Ltd.	1,100	26,469
Tomoku Co. Ltd.	800	11,686
TOMONY Holdings, Inc.	17,900	50,811
Tomy Co. Ltd.	6,300	180,442
Tonami Holdings Co. Ltd.	500	18,847
Topcon Corp.	11,000	196,108
Topre Corp.	3,600	45,330
Topy Industries Ltd.	1,200	15,137
Toray Industries, Inc.	53,400	338,121
Torex Semiconductor Ltd.	900	6,926
Toridoll Holdings Corp.	4,500	111,061
Torishima Pump Manufacturing Co. Ltd.	1,600	24,179
Tosei Corp.	3,100	49,203
Toshiba TEC Corp.	3,900	88,589
Tosho Co. Ltd.	1,600	6,367
Tosoh Corp.	23,800	318,110
Totech Corp.	1,200	19,964
Totetsu Kogyo Co. Ltd.	2,500	53,040
TOTO Ltd.	4,200	100,617
Tottori Bank Ltd.	600	4,734
Towa Bank Ltd.	3,300	13,346
Towa Corp.	6,000	57,144
Towa Pharmaceutical Co. Ltd.	2,900	61,380
Toyo Construction Co. Ltd.	5,200	44,578
Toyo Gosei Co. Ltd.	800	27,152
LVIP Dimensional International Core Equity Fund-32

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Toyo Kanetsu KK	1,200	$33,171
Toyo Machinery & Metal Co. Ltd.	2,400	9,990
Toyo Seikan Group Holdings Ltd.	11,300	171,748
Toyo Suisan Kaisha Ltd.	3,200	217,002
Toyo Tanso Co. Ltd.	1,400	37,416
Toyo Tire Corp.	9,400	144,580
Toyobo Co. Ltd.	10,000	61,202
Toyoda Gosei Co. Ltd.	7,300	127,472
Toyota Boshoku Corp.	9,700	125,528
Toyota Motor Corp.	404,105	7,890,245
Toyota Tsusho Corp.	25,000	442,113
Traders Holdings Co. Ltd.	4,800	30,477
Transaction Co. Ltd.	1,200	15,825
Transcosmos, Inc.	1,900	40,225
TRE Holdings Corp.	4,300	41,024
Treasure Factory Co. Ltd.	2,800	25,040
Trend Micro, Inc.	4,300	231,826
Trenders, Inc.	900	5,226
Trusco Nakayama Corp.	3,400	50,504
Tsubaki Nakashima Co. Ltd.	5,600	16,634
Tsubakimoto Chain Co.	9,100	111,932
Tsubakimoto Kogyo Co. Ltd.	1,200	15,696
Tsuburaya Fields Holdings, Inc.	4,100	47,499
Tsugami Corp.	3,600	35,168
Tsukada Global Holdings, Inc.	1,600	4,422
Tsukishima Holdings Co. Ltd.	1,500	14,197
Tsukuba Bank Ltd.	14,800	22,604
Tsumura & Co.	3,200	95,200
Tsuruha Holdings, Inc.	2,900	160,266
Tsuzuki Denki Co. Ltd.	1,300	23,079
UACJ Corp.	4,200	141,388
UBE Corp.	11,100	168,873
Ubicom Holdings, Inc.	500	4,109
Uchida Yoko Co. Ltd.	700	30,838
Ultrafabrics Holdings Co. Ltd.	1,200	6,970
Ulvac, Inc.	4,000	153,433
U-Next Holdings Co. Ltd.	6,300	69,347
Unicharm Corp.	33,900	279,472
Unipres Corp.	5,600	38,150
United Arrows Ltd.	2,900	49,453
United Super Markets Holdings, Inc.	5,384	25,724
UNITED, Inc.	1,400	6,948
†Unitika Ltd.	8,100	7,256
Universal Entertainment Corp.	2,400	15,692
Urbanet Corp. Co. Ltd.	5,600	15,015
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
User Local, Inc.	1,000	$11,375
Ushio, Inc.	9,700	130,275
USS Co. Ltd.	23,700	205,726
UT Group Co. Ltd.	1,900	26,206
V Technology Co. Ltd.	600	8,998
Valor Holdings Co. Ltd.	3,800	52,622
Valqua Ltd.	1,300	26,744
Value HR Co. Ltd.	1,600	17,010
ValueCommerce Co. Ltd.	1,200	8,896
Vector, Inc.	2,500	16,392
Vertex Corp.	2,100	24,104
Vision, Inc.	2,200	17,773
†Visional, Inc.	2,200	111,091
Vital KSK Holdings, Inc.	4,200	33,108
VT Holdings Co. Ltd.	7,200	22,648
Wacoal Holdings Corp.	3,000	102,410
Wacom Co. Ltd.	11,800	53,595
Wakachiku Construction Co. Ltd.	1,000	23,622
Wakita & Co. Ltd.	3,800	40,270
Warabeya Nichiyo Holdings Co. Ltd.	1,300	16,687
Waseda Academy Co. Ltd.	1,100	13,701
Watahan & Co. Ltd.	1,000	10,171
Wavelock Holdings Co. Ltd.	1,500	6,424
WDB Holdings Co. Ltd.	1,300	13,606
Weathernews, Inc.	1,400	34,008
Welcia Holdings Co. Ltd.	9,900	128,968
West Holdings Corp.	2,028	23,247
West Japan Railway Co.	10,600	187,746
Will Group, Inc.	1,900	12,140
WingArc1st, Inc.	1,200	28,420
With U.S. Corp.	1,000	14,325
Wood One Co. Ltd.	1,400	7,526
Workman Co. Ltd.	2,200	62,213
World Co. Ltd.	3,400	53,822
World Holdings Co. Ltd.	800	10,013
†W-Scope Corp.	9,700	16,880
Xebio Holdings Co. Ltd.	2,000	14,425
YAC Holdings Co. Ltd.	3,200	19,229
Yagi & Co. Ltd.	500	6,679
Yahagi Construction Co. Ltd.	1,500	15,062
Yakult Honsha Co. Ltd.	4,200	79,558
YAKUODO Holdings Co. Ltd.	1,100	14,161
YAMABIKO Corp.	3,700	59,141
YAMADA Consulting Group Co. Ltd.	500	6,113
Yamada Holdings Co. Ltd.	44,800	128,527
Yamae Group Holdings Co. Ltd.	2,200	27,308
Yamagata Bank Ltd.	1,900	12,004
Yamaguchi Financial Group, Inc.	19,600	202,835
LVIP Dimensional International Core Equity Fund-33

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Yamaha Corp.	20,200	$143,685
Yamaha Motor Co. Ltd.	70,000	616,749
Yamaichi Electronics Co. Ltd.	2,800	40,246
Yamami Co.	500	11,620
Yamanashi Chuo Bank Ltd.	2,800	33,293
Yamatane Corp.	900	19,768
Yamato Holdings Co. Ltd.	19,100	214,714
Yamaya Corp.	400	7,310
Yamazaki Baking Co. Ltd.	11,500	214,125
Yamazen Corp.	5,500	48,577
Yaoko Co. Ltd.	1,700	101,831
Yashima Denki Co. Ltd.	1,300	13,994
Yaskawa Electric Corp.	9,000	229,682
Yellow Hat Ltd.	4,100	69,752
Yokogawa Bridge Holdings Corp.	3,600	64,029
Yokogawa Electric Corp.	8,600	182,916
Yokohama Rubber Co. Ltd.	10,800	231,107
Yokorei Co. Ltd.	3,900	21,023
Yokowo Co. Ltd.	1,800	20,149
Yondenko Corp.	4,200	42,279
Yondoshi Holdings, Inc.	1,300	15,529
Yonex Co. Ltd.	6,800	91,785
Yorozu Corp.	1,000	7,652
†Yoshimura Food Holdings KK	1,300	11,156
Yoshinoya Holdings Co. Ltd.	4,500	88,610
Yotai Refractories Co. Ltd.	2,700	27,610
Yuasa Trading Co. Ltd.	1,300	36,438
Yukiguni Maitake Co. Ltd.	1,100	7,529
Yurtec Corp.	5,700	56,097
Yushin Precision Equipment Co. Ltd.	1,300	5,439
Zacros Corp.	900	24,468
Zenrin Co. Ltd.	1,700	8,945
Zensho Holdings Co. Ltd.	3,969	224,775
Zeon Corp.	17,300	163,334
ZERIA Pharmaceutical Co. Ltd.	2,800	43,363
ZIGExN Co. Ltd.	7,100	21,350
Zojirushi Corp.	1,100	12,485
ZOZO, Inc.	5,100	157,069
Zuiko Corp.	2,100	16,986
		162,811,393
Jordan–0.03%
Hikma Pharmaceuticals PLC	9,251	230,816
		230,816
Luxembourg–0.17%
B&S Group SARL	1,049	4,515
Befesa SA	1,602	34,204
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Luxembourg (continued)
d'Amico International Shipping SA	8,265	$34,470
Eurofins Scientific SE	11,052	564,511
†Grand City Properties SA	5,248	64,093
RTL Group SA	3,893	107,334
SES SA	37,259	118,023
Stabilus SE	1,672	52,533
Sword Group	504	18,638
Tenaris SA	11,324	213,779
		1,212,100
Macau–0.03%
†MECOM Power & Construction Ltd.	139,500	3,053
MGM China Holdings Ltd.	41,600	53,241
†Sands China Ltd.	24,800	66,737
Wynn Macau Ltd.	95,200	66,068
		189,099
Malta–0.00%
†Catena Media PLC	2,663	898
		898
Mauritius–0.00%
Capital Ltd.	466	473
		473
Mexico–0.01%
Fresnillo PLC	12,868	100,120
		100,120
Mongolia–0.01%
†Mongolian Mining Corp.	60,000	55,159
		55,159
Netherlands–3.75%
Aalberts NV	11,467	407,894
ABN AMRO Bank NV	36,427	561,843
Acomo NV	1,224	21,934
†Adyen NV	246	366,175
Aegon Ltd.	107,345	635,027
Akzo Nobel NV	11,672	700,762
†Alfen NV	625	7,788
AMG Critical Materials NV	2,824	40,661
Aperam SA	4,066	106,221
Arcadis NV	7,997	487,081
ArcelorMittal SA	17,008	393,395
†Argenx SE ADR	294	180,810
†Argo Properties NV	368	10,029
ASM International NV	1,686	975,912
ASML Holding NV	7,379	5,126,905
ASR Nederland NV	16,445	779,842
†Avantium NV	5,705	10,743
†Basic-Fit NV	2,849	66,637
LVIP Dimensional International Core Equity Fund-34

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Netherlands (continued)
BE Semiconductor Industries NV	2,809	$384,954
Brunel International NV	2,490	23,394
Corbion NV	6,102	136,528
CTP NV	9,458	145,780
Euronext NV	3,746	420,236
Ferrovial SE	12,723	535,067
Flow Traders Ltd.	4,363	97,438
ForFarmers NV	2,935	10,246
Fugro NV	13,331	230,885
HAL Trust	1,039	124,199
†Havas NV	53,250	89,490
Heineken NV	3,490	248,358
IMCD NV	4,470	664,441
ING Groep NV	53,709	841,749
JDE Peet's NV	5,915	101,280
†Just Eat Takeaway.com NV	13,289	181,635
Kendrion NV	1,689	18,195
Koninklijke Ahold Delhaize NV	38,115	1,243,270
Koninklijke BAM Groep NV	31,392	136,508
Koninklijke Heijmans NV	3,002	98,108
Koninklijke KPN NV	391,871	1,426,807
†Koninklijke Philips NV	28,538	722,124
Koninklijke Vopak NV	8,555	376,622
Nedap NV	289	16,465
NN Group NV	26,319	1,146,935
OCI NV	6,464	72,414
†Pharming Group NV	49,651	47,574
Pluxee NV	1,504	29,158
PostNL NV	27,878	30,090
†Prosus NV	14,054	558,293
†Qiagen NV	4,328	192,961
Randstad NV	7,172	302,439
SBM Offshore NV	19,024	334,214
†SIF Holding NV	1,080	13,581
Signify NV	8,400	187,771
Sligro Food Group NV	1,675	19,328
Stellantis NV	148,919	1,940,959
TKH Group NV	5,259	181,512
†TomTom NV	3,375	17,445
Universal Music Group NV	29,222	748,264
Van Lanschot Kempen NV	3,690	166,460
Wolters Kluwer NV	7,684	1,276,699
		26,419,535
New Zealand–0.36%
†a2 Milk Co. Ltd.	9,054	31,914
Air New Zealand Ltd.	113,751	38,186
Auckland International Airport Ltd.	21,870	106,455
Briscoe Group Ltd.	2,316	6,518
Channel Infrastructure NZ Ltd.	28,651	29,977
Chorus Ltd.	35,267	173,739
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
New Zealand (continued)
Contact Energy Ltd.	30,840	$163,922
EBOS Group Ltd.	5,055	104,787
Fisher & Paykel Healthcare Corp. Ltd.	7,448	160,019
†Fletcher Building Ltd.	77,186	123,079
Freightways Group Ltd.	14,946	88,975
Genesis Energy Ltd.	36,928	46,488
†Gentrack Group Ltd.	3,379	23,821
Hallenstein Glasson Holdings Ltd.	5,127	23,666
Heartland Group Holdings Ltd.	52,841	29,269
Infratil Ltd.	11,814	83,285
†KMD Brands Ltd.	50,540	12,583
Mainfreight Ltd.	2,537	104,330
Manawa Energy Ltd.	5,838	18,292
Mercury NZ Ltd.	11,846	38,773
Meridian Energy Ltd.	15,357	50,780
NZX Ltd.	20,698	16,908
†Oceania Healthcare Ltd.	68,674	28,049
†Pacific Edge Ltd.	16,563	1,158
†PGG Wrightson Ltd.	3,482	3,078
Port of Tauranga Ltd.	9,842	35,407
†Rakon Ltd.	8,848	3,020
Restaurant Brands New Zealand Ltd.	1,312	2,966
†Ryman Healthcare Ltd.	24,781	65,304
Sanford Ltd.	3,824	9,093
Scales Corp. Ltd.	10,942	24,856
Skellerup Holdings Ltd.	17,661	51,086
SKY Network Television Ltd.	10,160	14,780
SKYCITY Entertainment Group Ltd.	54,815	44,470
Spark New Zealand Ltd.	56,030	92,479
Steel & Tube Holdings Ltd.	4,332	2,060
Summerset Group Holdings Ltd.	20,784	152,452
Tourism Holdings Ltd.	5,725	6,374
TOWER Ltd.	23,715	17,913
Turners Automotive Group Ltd.	3,808	11,718
Vector Ltd.	9,108	19,874
†Vista Group International Ltd.	10,648	18,468
Vulcan Steel Ltd.	2,161	9,028
Warehouse Group Ltd.	6,110	3,555
†Xero Ltd.	4,231	441,421
		2,534,375
Norway–0.73%
2020 Bulkers Ltd.	2,462	26,819
ABG Sundal Collier Holding ASA	35,090	21,825
AF Gruppen ASA	1,402	18,277
LVIP Dimensional International Core Equity Fund-35

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Norway (continued)
†Akastor ASA	6,130	$7,011
Aker ASA Class A	734	35,437
Aker BioMarine ASA	1,763	10,392
Aker BP ASA	12,670	249,073
Aker Solutions ASA	18,311	50,386
AMSC ASA	4,751	10,851
Atea ASA	7,568	94,007
Austevoll Seafood ASA	4,889	42,004
Avance Gas Holding Ltd.	2,032	14,585
Bakkafrost P	535	29,826
Belships ASA	13,155	23,241
†Bluenord ASA	2,187	126,224
Bonheur ASA	1,345	30,838
Borregaard ASA	6,131	98,382
Bouvet ASA	5,428	36,478
BW Offshore Ltd.	8,430	22,180
†Cavendish Hydrogen ASA	243	182
†Cloudberry Clean Energy ASA	18,751	20,623
†Crayon Group Holding ASA	4,190	45,969
DNB Bank ASA	15,827	315,977
DNO ASA	52,313	48,284
†DOF Group ASA	2,621	19,496
†Elkem ASA	27,134	41,761
Elmera Group ASA	7,374	24,745
Elopak ASA	9,930	39,429
†Entra ASA	2,782	28,252
Equinor ASA	34,666	822,244
Europris ASA	16,557	105,729
†FLEX LNG Ltd.	1,270	29,134
Frontline PLC	6,940	95,393
Gjensidige Forsikring ASA	2,038	35,986
Golden Ocean Group Ltd.	4,374	38,263
Grieg Seafood ASA	6,008	32,784
†Hexagon Composites ASA	11,362	45,414
†Hexagon Purus ASA	2,131	1,048
Hoegh Autoliners ASA	11,013	109,869
Kid ASA	1,895	22,307
Kitron ASA	9,962	29,629
Klaveness Combination Carriers ASA	3,137	20,530
†Kongsberg Automotive ASA	79,968	13,586
Kongsberg Gruppen ASA	1,107	124,545
Leroy Seafood Group ASA	7,631	32,955
†LINK Mobility Group Holding ASA	20,663	41,811
Magnora ASA	4,688	11,428
Medistim ASA	229	3,008
†Morrow Bank ASA	13,708	11,223
Mowi ASA	3,718	63,720
MPC Container Ships ASA	46,238	84,203
Multiconsult ASA	618	10,804
†NEL ASA	12,155	2,907
Norbit ASA	1,217	10,328
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Norway (continued)
†Nordic Semiconductor ASA	4,024	$35,571
Norsk Hydro ASA	12,239	67,323
†Norske Skog ASA	2,906	6,254
Norwegian Air Shuttle ASA	19,708	19,108
†NRC Group ASA	6,134	2,569
Odfjell Drilling Ltd.	10,099	45,748
Odfjell SE Class A	3,481	35,717
†OKEA ASA	5,631	10,235
Orkla ASA	3,698	31,992
Pareto Bank ASA	2,045	12,144
Pexip Holding ASA	6,539	25,273
Protector Forsikring ASA	2,334	58,435
Rana Gruber ASA	3,511	23,558
Rogaland Sparebank	1,014	11,224
Salmar ASA	1,693	80,467
†SATS ASA	17,001	39,578
†Scatec ASA	10,393	72,697
Schibsted ASA Class B	550	16,198
Sea1 offshore, Inc.	8,784	18,898
Selvaag Bolig ASA	3,629	11,509
†Solstad Offshore ASA	4,318	15,168
Sparebank 1 Oestlandet	1,833	25,387
SpareBank 1 Sor-Norge ASA	8,382	108,121
Sparebanken More	3,012	25,666
Stolt-Nielsen Ltd.	2,839	72,076
Storebrand ASA	18,459	196,843
Telenor ASA	13,244	147,766
TGS ASA	11,440	114,625
TOMRA Systems ASA	6,398	82,797
Var Energi ASA	19,203	59,942
Veidekke ASA	9,323	116,562
Wallenius Wilhelmsen ASA	8,327	68,605
Wilh Wilhelmsen Holding ASA Class A	1,474	53,045
Wilh Wilhelmsen Holding ASA Class B	293	10,270
†XXL ASA	551	532
Yara International ASA	4,050	107,211
		5,160,516
Philippines–0.00%
†Del Monte Pacific Ltd.	48,800	2,894
†TELUS International CDA, Inc.	5,904	23,144
		26,038
Poland–0.06%
†InPost SA	22,465	384,194
		384,194
Portugal–0.32%
Altri SGPS SA	6,939	38,311
Banco Comercial Portugues SA Class R	817,245	393,388
LVIP Dimensional International Core Equity Fund-36

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Portugal (continued)
Corticeira Amorim SGPS SA	735	$6,129
CTT-Correios de Portugal SA	4,552	25,462
EDP Renovaveis SA	20,369	211,836
EDP SA	136,985	438,600
Galp Energia SGPS SA	40,981	677,080
Jeronimo Martins SGPS SA	7,618	145,591
Mota-Engil SGPS SA	15,572	47,004
Navigator Co. SA	22,429	83,407
NOS SGPS SA	20,735	71,523
REN - Redes Energeticas Nacionais SGPS SA	24,428	57,692
Sonae SGPS SA	92,083	87,181
		2,283,204
Singapore–1.08%
AEM Holdings Ltd.	41,804	44,080
Aztech Global Ltd.	15,800	8,157
Banyan Tree Holdings Ltd.	48,800	12,328
Bukit Sembawang Estates Ltd.	10,600	27,632
BW LPG Ltd.	9,135	101,464
CapitaLand Investment Ltd.	79,000	151,562
Centurion Corp. Ltd.	37,100	26,080
China Aviation Oil Singapore Corp. Ltd.	34,700	23,249
City Developments Ltd.	38,000	142,189
ComfortDelGro Corp. Ltd.	109,800	118,994
†COSCO Shipping International Singapore Co. Ltd.	243,600	24,081
CSE Global Ltd.	33,757	10,258
DBS Group Holdings Ltd.	39,884	1,276,849
Delfi Ltd.	22,000	12,565
DFI Retail Group Holdings Ltd.	29,100	67,221
=†Ezion Holdings Ltd.	288,390	0
Far East Orchard Ltd.	21,691	16,280
First Resources Ltd.	50,700	55,317
Food Empire Holdings Ltd.	18,200	13,194
Frasers Property Ltd.	33,300	22,677
Frencken Group Ltd.	21,400	17,707
†Fu Yu Corp. Ltd.	30,400	2,894
Genting Singapore Ltd.	405,000	226,870
Geo Energy Resources Ltd.	109,100	23,567
Golden Agri-Resources Ltd.	512,000	99,352
GuocoLand Ltd.	27,500	29,400
Hafnia Ltd.	21,454	114,750
Ho Bee Land Ltd.	12,200	16,348
Hong Fok Corp. Ltd.	19,800	11,889
Hong Leong Asia Ltd.	34,700	23,122
Hotel Grand Central Ltd.	19,945	10,515
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore (continued)
Hour Glass Ltd.	21,300	$24,019
Hutchison Port Holdings Trust	545,900	89,528
=†Hyflux Ltd.	16,000	0
iFAST Corp. Ltd.	6,500	35,269
Indofood Agri Resources Ltd.	26,500	6,307
Japfa Ltd.	42,700	14,696
Kenon Holdings Ltd.	1,547	51,787
Keppel Infrastructure Trust	193,846	63,875
Keppel Ltd.	51,000	255,439
=†Midas Holdings Ltd.	143,100	0
Nanofilm Technologies International Ltd.	17,800	9,841
Netlink NBN Trust	145,100	92,437
Olam Group Ltd.	52,900	47,258
OUE Ltd.	20,900	15,610
Oversea-Chinese Banking Corp. Ltd.	57,213	699,216
†Oxley Holdings Ltd.	104,878	5,529
Propnex Ltd.	16,800	11,625
Q&M Dental Group Singapore Ltd.	30,500	6,253
QAF Ltd.	12,400	7,582
Raffles Medical Group Ltd.	49,313	30,693
Riverstone Holdings Ltd.	70,100	55,951
SATS Ltd.	54,211	144,494
SBS Transit Ltd.	4,800	8,576
†Seatrium Ltd.	156,242	236,826
Sembcorp Industries Ltd.	59,500	240,501
Sheng Siong Group Ltd.	46,800	56,202
SIA Engineering Co. Ltd.	9,600	16,660
SIIC Environment Holdings Ltd.	68,260	7,897
Singapore Airlines Ltd.	113,350	534,525
Singapore Exchange Ltd.	26,600	248,148
Singapore Land Group Ltd.	14,500	18,687
Singapore Technologies Engineering Ltd.	55,300	188,700
Singapore Telecommunications Ltd.	20,700	46,685
StarHub Ltd.	49,400	43,770
Straits Trading Co. Ltd.	10,500	11,149
†Thomson Medical Group Ltd.	181,300	6,240
Tuan Sing Holdings Ltd.	57,423	11,353
UMS Integration Ltd.	34,531	26,044
United Overseas Bank Ltd.	31,462	836,975
UOB-Kay Hian Holdings Ltd.	44,426	54,652
UOL Group Ltd.	38,700	146,225
†Valeura Energy, Inc.	10,600	53,536
Venture Corp. Ltd.	22,500	216,655
Vicom Ltd.	4,200	4,029
LVIP Dimensional International Core Equity Fund-37

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore (continued)
Wee Hur Holdings Ltd.	64,100	$19,714
Wilmar International Ltd.	66,700	151,408
Wing Tai Holdings Ltd.	34,200	31,053
†XP Power Ltd.	1,325	21,663
		7,635,873
South Africa–0.00%
†Petra Diamonds Ltd.	9,008	3,496
		3,496
Spain–2.11%
Acciona SA	1,955	220,127
Acerinox SA	16,279	159,352
ACS Actividades de Construccion y Servicios SA	11,305	567,246
Aedas Homes SA	1,320	35,414
Aena SME SA	2,343	479,089
Almirall SA	4,299	36,671
Amadeus IT Group SA	15,287	1,079,949
†Amper SA	108,771	12,912
Atresmedia Corp. de Medios de Comunicacion SA	9,729	44,040
†Audax Renovables SA	8,946	14,605
Banco Bilbao Vizcaya Argentaria SA	120,231	1,177,164
Banco Bilbao Vizcaya Argentaria SA ADR	99,375	965,925
Banco de Sabadell SA	427,409	831,007
Banco Santander SA	207,156	958,004
Bankinter SA	78,120	618,233
CaixaBank SA	57,599	312,400
†Cellnex Telecom SA	13,711	433,319
CIE Automotive SA	3,472	91,350
Construcciones y Auxiliar de Ferrocarriles SA	2,140	77,474
Corp. ACCIONA Energias Renovables SA	2,251	41,504
†Distribuidora Internacional de Alimentacion SA	883,558	14,003
Ebro Foods SA	2,022	33,260
†eDreams ODIGEO SA	2,861	25,783
Elecnor SA	3,734	62,118
Enagas SA	15,887	193,858
Ence Energia y Celulosa SA	12,971	41,625
Endesa SA	11,507	247,569
Ercros SA	10,000	36,566
Faes Farma SA	12,829	46,245
Fluidra SA	4,504	109,732
Gestamp Automocion SA	12,435	31,944
Global Dominion Access SA	7,450	21,608
†Grenergy Renovables SA	713	24,114
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Spain (continued)
†Grifols SA	9,295	$88,079
Grupo Catalana Occidente SA	4,076	151,574
Grupo Empresarial San Jose SA	3,554	19,143
Iberdrola SA	46,967	647,055
Iberpapel Gestion SA	898	16,557
Indra Sistemas SA	10,647	188,370
Industria de Diseno Textil SA	19,777	1,016,925
Laboratorios Farmaceuticos Rovi SA	1,704	111,112
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	29,773	33,431
Logista Integral SA	6,043	182,782
Mapfre SA	112,001	283,776
Melia Hotels International SA	10,355	78,999
Miquel y Costas & Miquel SA	1,868	24,768
Naturgy Energy Group SA	3,078	74,544
Neinor Homes SA	1,873	32,789
†Obrascon Huarte Lain SA	17,936	7,495
Pharma Mar SA	742	61,334
†Promotora de Informaciones SA Class A	23,606	7,360
Prosegur Cash SA	15,085	8,625
Realia Business SA	11,794	12,461
Redeia Corp. SA	16,985	290,299
Repsol SA	62,305	754,456
Sacyr SA	38,182	125,851
†Solaria Energia y Medio Ambiente SA	4,978	40,298
†Tecnicas Reunidas SA	4,025	46,863
Telefonica SA	236,123	962,943
Tubacex SA	11,128	37,520
Unicaja Banco SA	77,646	102,467
Vidrala SA	2,042	196,503
Viscofan SA	3,297	208,327
		14,856,916
Sweden–2.78%
AAK AB	4,223	120,278
AcadeMedia AB	8,341	50,888
AddLife AB Class B	8,354	103,597
Addnode Group AB	6,878	64,526
AddTech AB Class B	7,794	212,370
AFRY AB	10,969	152,381
Alfa Laval AB	6,333	265,068
Alimak Group AB	2,910	30,878
Alleima AB	17,620	119,693
Alligo AB Class B	927	10,322
Ambea AB	10,557	91,980
LVIP Dimensional International Core Equity Fund-38

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
†Annehem Fastigheter AB Class B	4,488	$6,429
AQ Group AB	4,710	59,616
Arise AB	3,049	10,137
Arjo AB Class B	28,293	92,710
Assa Abloy AB Class B	7,219	213,222
Atlas Copco AB Class A	35,416	540,506
Atlas Copco AB Class B	20,952	283,083
Atrium Ljungberg AB Class B	3,015	54,052
Attendo AB	13,630	62,829
Avanza Bank Holding AB	10,215	251,542
Axfood AB	4,259	90,078
Beijer Alma AB	2,835	42,108
Beijer Ref AB	4,607	67,990
Bergman & Beving AB	2,044	57,456
Betsson AB Class B	12,884	167,224
†BHG Group AB	16,473	28,505
Bilia AB Class A	6,930	75,508
Billerud Aktiebolag	25,064	229,711
BioGaia AB Class B	5,199	52,583
Biotage AB	1,198	17,412
Bjorn Borg AB	2,586	12,063
Boliden AB	11,926	335,537
†Bonava AB Class B	20,526	14,690
†Boozt AB	4,107	46,797
Bravida Holding AB	20,331	147,427
Bufab AB	1,753	69,589
Bulten AB	815	5,355
Byggmax Group AB	9,506	38,595
†Camurus AB	975	49,817
†Castellum AB	9,893	108,043
Catena AB	1,654	70,867
Cellavision AB	841	16,483
†Cint Group AB	14,619	16,728
Clas Ohlson AB Class B	3,793	72,146
Cloetta AB Class B	25,436	57,935
Coor Service Management Holding AB	13,347	41,378
Corem Property Group AB Class B	47,668	28,858
Corem Property Group AB Class D	419	9,259
CTT Systems AB	561	14,248
Dios Fastigheter AB	8,151	58,212
Dometic Group AB	18,128	84,965
†Dustin Group AB	19,168	7,340
†Dynavox Group AB	6,844	38,760
Eastnine AB	7,448	31,502
Elanders AB Class B	1,811	14,407
†Electrolux AB Class B	12,821	106,349
Electrolux Professional AB Class B	13,262	82,109
Elekta AB Class B	12,289	67,885
†Eltel AB	11,132	6,480
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
†Embracer Group AB	34,022	$92,814
†Enea AB	1,287	11,528
Engcon AB	1,349	12,754
Ependion AB	1,878	16,521
Epiroc AB Class A	9,438	164,482
Epiroc AB Class B	5,498	85,775
Essity AB Class A	759	20,272
Essity AB Class B	8,578	229,261
Evolution AB	3,547	273,530
Fabege AB	10,758	80,659
Fagerhult Group AB	5,179	25,347
†Fastighets AB Balder Class B	15,301	106,491
†Fastighets AB Trianon	1,416	2,639
†Fastighetsbolaget Emilshus AB Class B	94	370
FastPartner AB Class A	2,918	16,879
†Ferronordic AB	578	3,082
Fortnox AB	33,652	218,219
G5 Entertainment AB	477	4,742
†GARO AB	962	2,009
Getinge AB Class B	14,286	234,343
Granges AB	11,410	135,764
H & M Hennes & Mauritz AB Class B	14,299	192,734
Hanza AB	2,312	16,028
Heba Fastighets AB Class B	7,470	22,008
Hemnet Group AB	6,434	195,395
Hexagon AB Class B	22,249	212,421
†Hexatronic Group AB	15,691	51,264
Hexpol AB	17,844	166,215
HMS Networks AB	2,098	82,144
Holmen AB Class B	2,770	101,605
Hufvudstaden AB Class A	4,947	54,253
†Humana AB	3,911	12,602
Husqvarna AB Class A	1,491	7,840
Husqvarna AB Class B	15,777	82,329
Indutrade AB	8,193	205,291
Instalco AB	24,898	74,221
INVISIO AB	2,645	65,863
Inwido AB	6,753	113,223
ITAB Shop Concept AB	1,500	2,834
JM AB	6,161	92,933
Kabe Group AB Class B	418	11,334
†Karnov Group AB	3,802	28,277
†K-fast Holding AB	5,922	9,104
KNOW IT AB	1,633	20,368
Lagercrantz Group AB Class B	12,341	231,817
Lifco AB Class B	3,017	87,446
Lime Technologies AB	713	23,748
Lindab International AB	5,809	120,419
Loomis AB	9,464	287,756
†Medcap AB	1,048	56,932
LVIP Dimensional International Core Equity Fund-39

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
Medicover AB Class B	4,332	$75,007
MEKO AB	4,193	50,708
†Midsona AB Class B	1,338	955
†Modern Times Group MTG AB Class B	6,589	56,309
Momentum Group AB	927	14,883
Munters Group AB	10,420	174,948
Mycronic AB	3,705	133,843
NCAB Group AB	10,529	61,382
NCC AB Class B	10,538	154,683
Nederman Holding AB	1,654	32,433
†Net Insight AB Class B	38,456	26,110
New Wave Group AB Class B	10,793	94,667
Nibe Industrier AB Class B	8,525	33,315
†Nivika Fastigheter AB Class B	2,716	9,923
†Nobia AB	40,308	13,998
Nokian Renkaat OYJ	15,725	119,640
Nolato AB Class B	18,857	92,459
Nordic Waterproofing Holding AB	2,580	39,689
Nordnet AB publ	4,962	105,277
†Norva24 Group AB	3,650	8,709
†Note AB	1,549	20,721
NP3 Fastigheter AB	2,360	53,327
†Nyfosa AB	13,498	131,600
OEM International AB Class B	5,867	59,189
†Orron Energy AB	2,834	1,822
†Ovzon AB	3,666	5,645
Peab AB Class B	19,265	138,032
Platzer Fastigheter Holding AB Class B	4,133	32,014
Prevas AB Class B	951	10,194
†Pricer AB Class B	11,063	11,719
Proact IT Group AB	2,340	24,915
Probi AB	234	7,381
Ratos AB Class B	24,548	69,504
RaySearch Laboratories AB	2,208	43,107
Rejlers AB	587	7,536
Rottneros AB	7,980	6,463
Rvrc Holding AB	7,740	28,669
Saab AB Class B	1,385	29,261
Sagax AB Class B	5,074	104,130
Samhallsbyggnadsbolaget i Norden AB	23,162	9,511
Samhallsbyggnadsbolaget i Norden AB Class D	8,533	5,086
Sandvik AB	22,162	397,395
Scandi Standard AB	5,314	40,783
Scandic Hotels Group AB	18,966	117,751
†Sdiptech AB Class B	1,862	40,021
Sectra AB Class B	5,273	131,949
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
Securitas AB Class B	18,979	$234,655
†Sensys Gatso Group AB	1,884	11,154
†Sinch AB	56,576	105,981
Skandinaviska Enskilda Banken AB Class A	39,623	542,997
Skanska AB Class B	14,906	313,434
SKF AB Class A	1,577	29,602
SKF AB Class B	13,871	260,352
SkiStar AB	4,465	66,056
Solid Forsakring AB	881	6,657
SSAB AB Class A	10,517	42,675
SSAB AB Class B	23,870	94,729
†Stendorren Fastigheter AB	889	16,926
†Stillfront Group AB	48,955	36,960
Storskogen Group AB Class B	124,752	129,883
Svenska Cellulosa AB SCA Class A	1,121	14,119
Svenska Cellulosa AB SCA Class B	18,238	231,323
Svenska Handelsbanken AB Class A	23,706	244,765
Svenska Handelsbanken AB Class B	1,074	14,443
Sweco AB Class B	7,951	118,381
Swedbank AB Class A	15,445	304,976
†Swedish Orphan Biovitrum AB	2,505	71,863
Synsam AB	5,833	23,487
Systemair AB	5,564	44,607
Tele2 AB Class B	24,782	244,710
Telefonaktiebolaget LM Ericsson Class A	2,154	17,483
Telefonaktiebolaget LM Ericsson Class B	65,845	533,242
Telia Co. AB	97,749	271,692
†TF Bank AB	714	23,612
Thule Group AB	3,770	116,015
Trelleborg AB Class B	7,052	241,324
Troax Group AB	3,566	72,600
Truecaller AB Class B	27,904	129,002
VBG Group AB Class B	1,747	49,268
†Viaplay Group AB	27,828	1,705
Vitec Software Group AB Class B	1,631	79,957
Vitrolife AB	4,335	84,153
Volati AB	837	7,421
Volvo AB Class A	10,216	249,689
Volvo AB Class B	70,997	1,725,381
†Volvo Car AB Class B	51,464	111,288
Wallenstam AB Class B	16,228	70,190
Wihlborgs Fastigheter AB	12,258	116,527
		19,576,338
LVIP Dimensional International Core Equity Fund-40

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland–7.55%
ABB Ltd.	19,157	$1,034,449
Accelleron Industries AG	9,916	511,409
Adecco Group AG	9,030	223,066
Alcon AG	19,498	1,654,724
Allreal Holding AG	1,569	286,962
ALSO Holding AG	475	117,239
†Aluflexpack AG	1,925	33,089
APG SGA SA	98	21,543
†Arbonia AG	5,155	63,504
†Aryzta AG	108,009	188,255
Ascom Holding AG	1,382	6,330
Autoneum Holding AG	313	41,248
Avolta AG	8,874	356,236
Baloise Holding AG	5,509	998,250
Banque Cantonale de Geneve	199	55,914
Banque Cantonale Vaudoise	2,904	267,387
Barry Callebaut AG	404	537,911
†Basilea Pharmaceutica Ag Allschwil	349	15,912
Bell Food Group AG	177	51,098
Bellevue Group AG	933	11,565
Berner Kantonalbank AG	447	115,746
BKW AG	921	152,591
Bossard Holding AG Class A	561	118,015
Bucher Industries AG	696	250,424
Burckhardt Compression Holding AG	298	212,875
Burkhalter Holding AG	416	41,712
Bystronic AG	97	33,144
Calida Holding AG	19	508
Carlo Gavazzi Holding AG	46	9,301
Cembra Money Bank AG	3,250	293,676
Chocoladefabriken Lindt & Spruengli AG	3	329,682
†Cicor Technologies Ltd.	245	16,197
Cie Financiere Richemont SA Class A	7,613	1,151,650
Cie Financiere Tradition SA	108	21,956
Clariant AG	23,252	259,521
Coca-Cola HBC AG	7,832	267,869
Coltene Holding AG	332	18,803
Comet Holding AG	375	102,810
Daetwyler Holding AG	785	115,213
DKSH Holding AG	3,948	293,198
†DocMorris AG	1,072	23,697
dormakaba Holding AG	330	234,182
DSM-Firmenich AG	246	24,901
EFG International AG	12,001	174,402
Emmi AG	184	149,365
EMS-Chemie Holding AG	148	99,866
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Feintool International Holding AG	837	$12,635
Fenix Outdoor International AG	263	16,718
Flughafen Zurich AG	2,199	527,891
Forbo Holding AG	108	89,803
Galenica AG	5,476	448,734
†GAM Holding AG	7,109	687
Geberit AG	2,069	1,173,379
Georg Fischer AG	8,604	651,369
Givaudan SA	90	393,425
†Glencore PLC	148,830	658,456
Gurit Holding AG Class BR	240	4,020
Helvetia Holding AG	2,865	472,537
Holcim AG	18,040	1,736,981
Huber & Suhner AG	1,300	106,434
Hypothekarbank Lenzburg AG	7	31,161
Implenia AG	1,461	49,422
†Ina Invest AG	203	4,764
Inficon Holding AG	143	163,476
Interroll Holding AG	64	140,736
Intershop Holding AG	270	37,783
Investis Holding SA	307	37,887
Julius Baer Group Ltd.	11,728	760,811
Jungfraubahn Holding AG	552	105,874
Kardex Holding AG	391	116,753
Komax Holding AG	334	42,479
†Kudelski SA	1,531	2,235
Kuehne & Nagel International AG	1,708	391,889
Landis & Gyr Group AG	1,668	105,709
LEM Holding SA	42	34,292
Liechtensteinische Landesbank AG	1,193	92,411
Logitech International SA	5,376	443,135
Lonza Group AG	2,232	1,317,412
Luzerner Kantonalbank AG	1,951	137,369
Medacta Group SA	401	47,101
Medmix AG	1,270	12,356
Metall Zug AG Class B	22	27,358
Mobilezone Holding AG	3,672	42,013
Mobimo Holding AG	673	217,276
Naturenergie Holding AG	556	21,259
Nestle SA	53,530	4,391,771
Novartis AG	21,964	2,138,354
Novartis AG ADR	42,624	4,147,741
Novavest Real Estate AG	237	9,244
OC Oerlikon Corp. AG Pfaffikon	16,393	63,519
†Orascom Development Holding AG	824	5,048
Orior AG	492	22,335
LVIP Dimensional International Core Equity Fund-41

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Partners Group Holding AG	803	$1,090,709
†Peach Property Group AG	778	7,751
Phoenix Mecano AG	34	15,930
Plazza AG Class A	93	34,739
PSP Swiss Property AG	3,361	478,313
Rieter Holding AG	353	33,068
Roche Holding AG	15,013	4,210,239
Romande Energie Holding SA	625	29,613
Sandoz Group AG	29,455	1,207,437
Sandoz Group AG ADR	3,071	124,375
†Santhera Pharmaceuticals Holding AG	1,029	15,669
Schindler Holding AG	534	145,676
Schweiter Technologies AG	88	40,046
†Sensirion Holding AG	159	9,706
SFS Group AG	1,646	228,061
SGS SA	9,379	940,877
Siegfried Holding AG	261	283,903
SIG Group AG	26,421	522,420
Sika AG	2,260	539,252
SKAN Group AG	409	34,341
Softwareone Holding AG	7,974	53,763
Sonova Holding AG	1,011	330,607
St. Galler Kantonalbank AG	321	154,875
Stadler Rail AG	2,889	63,425
STMicroelectronics NV	16,656	418,819
Straumann Holding AG	2,340	294,750
Sulzer AG	1,772	256,332
Swatch Group AG	3,622	298,539
Swiss Life Holding AG	1,074	829,201
Swiss Prime Site AG	8,748	953,485
Swiss Re AG	10,690	1,548,281
Swisscom AG	1,123	625,009
Swissquote Group Holding SA	1,395	535,595
Tecan Group AG	1,402	312,455
Temenos AG	4,573	323,130
TX Group AG	202	40,465
u-blox Holding AG	564	45,457
†UBS Group AG	52,976	1,613,078
Valiant Holding AG	1,625	189,309
VAT Group AG	569	215,147
Vaudoise Assurances Holding SA	70	38,103
Vetropack Holding AG	950	26,693
Vontobel Holding AG	3,592	251,723
VP Bank AG Class A	349	29,764
†V-ZUG Holding AG	220	11,902
Walliser Kantonalbank	94	11,399
Warteck Invest AG	10	21,197
Ypsomed Holding AG	158	57,035
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Zehnder Group AG	1,078	$53,970
Zug Estates Holding AG Class B	24	54,212
Zuger Kantonalbank	9	81,714
Zurich Insurance Group AG	1,849	1,099,722
		53,272,718
Taiwan–0.01%
†FIT Hon Teng Ltd.	184,000	86,472
		86,472
United Arab Emirates–0.01%
†Borr Drilling Ltd.	8,998	35,092
†Gulf Marine Services PLC	49,627	9,382
=†NMC Health PLC	2,337	0
†Shelf Drilling Ltd.	13,982	11,589
		56,063
United Kingdom–11.59%
4imprint Group PLC	2,887	175,471
†Accesso Technology Group PLC	1,549	10,355
Admiral Group PLC	9,114	301,676
Advanced Medical Solutions Group PLC	13,001	32,161
AG Barr PLC	6,257	47,704
Airtel Africa PLC	110,885	157,696
AJ Bell PLC	28,544	161,697
Alfa Financial Software Holdings PLC	4,940	13,266
Allfunds Group PLC	31,440	164,138
†Alliance Pharma PLC	50,408	28,871
Anglo American PLC	42,619	1,261,306
Anglogold Ashanti PLC	7,042	162,529
†AO World PLC	25,690	33,255
Ashmore Group PLC	32,403	64,864
Ashtead Group PLC	19,132	1,189,184
Ashtead Technology Holdings PLC	5,826	40,771
†ASOS PLC	2,441	13,605
Associated British Foods PLC	11,964	305,995
†Aston Martin Lagonda Global Holdings PLC	4,044	5,397
AstraZeneca PLC	5,998	786,031
AstraZeneca PLC ADR	41,756	2,735,853
†Auction Technology Group PLC	3,374	23,232
Auto Trader Group PLC	56,277	558,694
Aviva PLC	72,473	425,337
Avon Technologies PLC	1,962	36,107
B&M European Value Retail SA	58,134	267,095
LVIP Dimensional International Core Equity Fund-42

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Babcock International Group PLC	39,423	$247,015
BAE Systems PLC	21,865	314,376
Bakkavor Group PLC	16,224	29,654
Balfour Beatty PLC	45,822	260,894
Bank of Georgia Group PLC	3,870	228,193
Barclays PLC	237,750	798,119
Barratt Redrow PLC	99,892	550,366
Beazley PLC	62,177	635,558
Begbies Traynor Group PLC	6,705	7,958
Bellway PLC	13,066	407,624
Berkeley Group Holdings PLC	8,163	398,551
Bloomsbury Publishing PLC	5,977	50,433
Bodycote PLC	16,585	131,428
†boohoo Group PLC	35,966	15,156
BP PLC	284,253	1,398,515
BP PLC ADR	49,288	1,456,953
Braemar PLC	3,535	10,356
Breedon Group PLC	17,511	97,663
Bridgepoint Group PLC	8,689	39,160
British American Tobacco PLC	25,392	915,501
British American Tobacco PLC ADR	3,264	118,548
Britvic PLC	20,631	338,088
BT Group PLC	464,328	837,351
Bunzl PLC	4,747	195,874
Burberry Group PLC	12,699	155,799
Bytes Technology Group PLC	25,519	135,009
†Camellia PLC	76	4,529
†Capita PLC	105,348	18,490
Card Factory PLC	38,688	47,368
†Carnival PLC	1,149	26,064
†Carnival PLC ADR	1,165	26,224
Carr's Group PLC	4,050	5,932
Central Asia Metals PLC	23,831	46,839
Centrica PLC	364,048	608,884
†Ceres Power Holdings PLC	5,558	11,898
Chemring Group PLC	20,014	82,307
Chesnara PLC	13,328	44,133
Clarkson PLC	1,580	78,230
†Close Brothers Group PLC	12,123	35,848
CMC Markets PLC	11,645	36,154
Coats Group PLC	141,000	166,633
Coca-Cola Europacific Partners PLC	6,225	483,612
Compass Group PLC	30,239	1,007,732
Computacenter PLC	8,317	221,152
ConvaTec Group PLC	58,438	161,827
Costain Group PLC	17,618	23,379
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Cranswick PLC	3,197	$194,713
Crest Nicholson Holdings PLC	28,366	59,979
Croda International PLC	3,881	164,464
†Currys PLC	71,356	84,775
CVS Group PLC	4,289	45,103
†De La Rue PLC	13,452	17,430
DFS Furniture PLC	17,021	29,832
Diageo PLC	15,003	476,600
Diageo PLC ADR	2,767	351,769
Diploma PLC	2,859	152,115
Direct Line Insurance Group PLC	143,003	456,873
DiscoverIE Group PLC	5,469	48,953
Domino's Pizza Group PLC	21,581	85,104
dotdigital group PLC	7,254	7,883
Dowlais Group PLC	58,441	49,348
Dr. Martens PLC	29,668	26,816
Drax Group PLC	48,684	394,940
DS Smith PLC	92,410	627,029
Dunelm Group PLC	12,014	160,631
easyJet PLC	15,233	106,793
†EKF Diagnostics Holdings PLC	5,002	1,691
Elementis PLC	46,705	84,898
Endeavour Mining PLC	22,780	412,828
Energean PLC	17,683	230,893
†EnQuest PLC	185,362	29,146
Epwin Group PLC	9,797	11,836
Essentra PLC	21,902	36,467
=†πEvraz PLC	20,000	0
FDM Group Holdings PLC	7,488	29,529
Firstgroup PLC	55,434	111,522
FLEX LNG Ltd.	843	18,869
Foresight Group Holdings Ltd.	7,643	39,326
Forterra PLC	15,583	31,604
Foxtons Group PLC	30,068	25,973
†Frasers Group PLC	13,998	106,722
†Frontier Developments PLC	992	2,546
Fuller Smith & Turner PLC Class A	2,606	20,227
Future PLC	12,322	142,998
Galliford Try Holdings PLC	9,912	48,146
Games Workshop Group PLC	3,278	546,206
†Gaming Realms PLC	880	391
Gamma Communications PLC	5,521	105,750
GB Group PLC	19,697	83,839
Genuit Group PLC	18,116	88,336
Genus PLC	3,035	58,893
†Georgia Capital PLC	4,171	62,660
Gooch & Housego PLC	1,112	7,211
LVIP Dimensional International Core Equity Fund-43

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Goodwin PLC	187	$18,401
Grainger PLC	78,657	221,559
†Greencore Group PLC	55,231	134,000
Greggs PLC	10,076	351,430
GSK PLC	57,200	964,211
Gulf Keystone Petroleum Ltd.	21,757	39,658
†Gym Group PLC	10,516	19,616
H&T Group PLC	1,906	8,459
Haleon PLC	207,813	981,848
Halfords Group PLC	18,444	30,248
Halma PLC	4,512	151,890
Harbour Energy PLC	65,143	208,285
Hargreaves Lansdown PLC	21,915	301,241
Harworth Group PLC	15,020	31,966
Hays PLC	93,860	94,414
Headlam Group PLC	2,792	4,963
Helical PLC	8,670	18,777
†Helios Towers PLC	62,269	71,328
Henry Boot PLC	9,398	27,060
Hill & Smith PLC	4,192	98,032
Hilton Food Group PLC	7,393	83,946
Hiscox Ltd.	29,469	399,543
†Hochschild Mining PLC	33,269	89,130
Hollywood Bowl Group PLC	21,626	80,815
Howden Joinery Group PLC	52,584	522,360
HSBC Holdings PLC ADR	31,741	1,569,910
HSBC Holdings PLC (London Shares)	137,478	1,351,569
Hunting PLC	17,421	63,029
Ibstock PLC	37,628	82,907
IG Group Holdings PLC	14,161	175,597
IMI PLC	24,511	558,780
Impax Asset Management Group PLC	8,484	26,234
Imperial Brands PLC	29,271	935,530
Inchcape PLC	36,515	351,762
†Indivior PLC	8,118	104,068
Informa PLC	35,697	356,798
IntegraFin Holdings PLC	23,801	102,947
InterContinental Hotels Group PLC	412	51,341
InterContinental Hotels Group PLC ADR	2,814	351,525
International Consolidated Airlines Group SA	7,894	29,835
International Distribution Services PLC	77,199	351,596
International Workplace Group PLC	74,640	148,666
Intertek Group PLC	7,754	458,958
Investec PLC	32,603	222,037
iomart Group PLC	7,195	6,747
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
†IQE PLC	58,773	$8,167
ITV PLC	335,741	309,351
J D Wetherspoon PLC	9,040	67,903
J Sainsbury PLC	144,452	494,777
†James Fisher & Sons PLC	3,307	13,041
James Halstead PLC	16,114	34,899
JD Sports Fashion PLC	217,886	261,588
JET2 PLC	4,940	97,899
†John Wood Group PLC	59,570	48,922
Johnson Matthey PLC	11,805	198,034
Johnson Service Group PLC	36,041	61,182
Jupiter Fund Management PLC	49,935	54,199
Just Group PLC	86,034	174,914
Kainos Group PLC	5,224	52,908
Keller Group PLC	7,639	138,667
Kier Group PLC	29,901	55,551
Kingfisher PLC	141,892	441,777
Kitwave Group PLC	2,572	10,127
Knights Group Holdings PLC	783	1,029
Lancashire Holdings Ltd.	17,047	140,638
Learning Technologies Group PLC	49,390	60,533
Legal & General Group PLC	211,209	607,620
Liontrust Asset Management PLC	8,878	52,904
Lloyds Banking Group PLC	1,791,212	1,228,397
Lloyds Banking Group PLC ADR	111,117	302,238
London Stock Exchange Group PLC	1,549	218,838
LSL Property Services PLC	6,396	24,342
Luceco PLC	14,452	23,231
M&C Saatchi PLC	5,989	12,746
Macfarlane Group PLC	14,596	19,643
Man Group PLC	110,481	296,539
Marks & Spencer Group PLC	118,083	555,094
Marshalls PLC	17,993	66,337
†Marston's PLC	68,675	37,829
†McBride PLC	15,062	19,893
Me Group International PLC	19,139	49,118
Mears Group PLC	10,609	48,079
Melrose Industries PLC	38,359	265,944
†Metro Bank Holdings PLC	26,335	31,057
Midwich Group PLC	1,944	7,106
†Mitchells & Butlers PLC	32,436	99,486
Mitie Group PLC	121,809	167,742
MJ Gleeson PLC	3,732	23,594
†Mobico Group PLC	64,588	64,120
Mondi PLC	22,215	331,507
LVIP Dimensional International Core Equity Fund-44

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
MONY Group PLC	35,323	$84,948
†Moonpig Group PLC	8,143	21,561
Morgan Advanced Materials PLC	25,814	87,901
Morgan Sindall Group PLC	2,641	128,944
Mortgage Advice Bureau Holdings Ltd.	3,472	26,514
MP Evans Group PLC	2,058	25,610
†N Brown Group PLC	7,054	3,479
National Grid PLC	31,315	372,431
National Grid PLC ADR	5,177	307,617
NatWest Group PLC	209,714	1,055,677
NatWest Group PLC ADR	33,187	337,512
NCC Group PLC	21,063	39,711
Next 15 Group PLC	4,840	23,843
Next PLC	4,244	504,635
Ninety One PLC	5,720	10,526
Norcros PLC	5,059	16,277
†Ocado Group PLC	16,195	61,290
Odfjell Technology Ltd.	1,683	6,454
On the Beach Group PLC	10,599	33,703
OSB Group PLC	42,937	217,484
Oxford Instruments PLC	3,404	91,835
Pagegroup PLC	35,804	154,012
Pan African Resources PLC	187,960	80,828
†Pantheon Resources PLC	63,270	23,802
PayPoint PLC	7,751	75,687
Pearson PLC	19,586	314,343
Pennon Group PLC	12,046	89,502
Persimmon PLC	26,883	403,185
Pets at Home Group PLC	36,513	93,981
Pharos Energy PLC	14,884	4,528
Phoenix Group Holdings PLC	26,499	169,188
Pinewood Technologies Group PLC	6,987	31,402
†Playtech PLC	19,897	178,100
Polar Capital Holdings PLC	6,027	38,330
Porvair PLC	1,608	14,293
PPHE Hotel Group Ltd.	770	13,592
Premier Foods PLC	57,794	135,733
Prudential PLC ADR	15,465	246,512
PZ Cussons PLC	17,088	17,456
QinetiQ Group PLC	29,164	151,664
Rank Group PLC	8,180	8,807
Reach PLC	25,344	26,430
Reckitt Benckiser Group PLC	22,015	1,332,003
RELX PLC	8,237	373,598
RELX PLC ADR	24,827	1,127,642
Renew Holdings PLC	4,013	45,466
Renewi PLC	5,538	56,088
Rentokil Initial PLC	30,647	153,775
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Ricardo PLC	2,769	$14,559
Rightmove PLC	49,221	395,476
Rio Tinto PLC	7,867	465,154
Rio Tinto PLC ADR	22,474	1,321,696
Robert Walters PLC	3,858	15,214
†Rolls-Royce Holdings PLC	149,112	1,061,424
Rotork PLC	48,856	191,929
RS Group PLC	24,989	213,199
RWS Holdings PLC	14,982	33,948
†S4 Capital PLC	20,890	8,578
Sabre Insurance Group PLC	19,055	32,920
†Saga PLC	13,212	19,947
Sage Group PLC	25,509	406,529
=†Savannah Energy PLC	28,585	3,936
Savills PLC	10,749	139,411
Schroders PLC	60,036	243,215
Secure Trust Bank PLC	1,370	6,209
Senior PLC	18,309	36,582
Serco Group PLC	92,861	175,890
Serica Energy PLC	15,438	26,130
Severfield PLC	10,593	6,816
Severn Trent PLC	6,207	194,885
Shell PLC	136,635	4,235,280
Shell PLC ADR	63,212	3,960,232
†SIG PLC	58,377	12,044
Smith & Nephew PLC	23,663	293,689
Smith & Nephew PLC ADR	578	14,207
Smiths Group PLC	12,381	266,441
Smiths News PLC	11,631	9,843
Softcat PLC	12,874	245,622
Spectris PLC	3,566	111,964
Speedy Hire PLC	45,398	15,913
Spirax Group PLC	1,207	103,582
Spire Healthcare Group PLC	30,699	86,856
†Spirent Communications PLC	35,761	79,241
SSE PLC	39,830	799,805
SSP Group PLC	37,225	84,210
St. James's Place PLC	42,049	456,925
Standard Chartered PLC	77,579	960,140
SThree PLC	14,924	55,303
=†Studio Retail Group PLC	3,000	0
STV Group PLC	2,471	6,821
Subsea 7 SA	7,831	124,592
†Synthomer PLC	13,236	26,678
Tate & Lyle PLC	21,088	171,468
Tatton Asset Management PLC	5,219	44,494
Taylor Wimpey PLC	297,744	455,122
Team Internet Group PLC	9,144	10,772
Telecom Plus PLC	7,410	159,372
Tesco PLC	341,146	1,572,938
†THG PLC	61,212	34,469
LVIP Dimensional International Core Equity Fund-45

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
TI Fluid Systems PLC	29,058	$70,282
Topps Tiles PLC	15,052	7,161
TORM PLC Class A	5,876	113,517
TP ICAP Group PLC	70,026	226,177
†Trainline PLC	15,592	84,325
TT Electronics PLC	12,612	16,736
†Tullow Oil PLC	65,046	17,459
Unilever PLC	6,989	397,341
Unilever PLC ADR	37,180	2,108,106
United Utilities Group PLC	23,868	314,192
Vanquis Banking Group PLC	16,016	8,922
Vertu Motors PLC	36,292	26,851
Vesuvius PLC	23,399	123,910
Victrex PLC	3,374	45,449
†Vistry Group PLC	37,082	265,539
Vodafone Group PLC	635,457	543,346
Vodafone Group PLC ADR	8,708	73,931
Volex PLC	9,310	32,868
Volution Group PLC	5,998	42,050
Vp PLC	1,013	7,134
†Watches of Switzerland Group PLC	18,564	130,029
†Watkin Jones PLC	10,791	2,702
Weir Group PLC	9,357	255,834
WH Smith PLC	9,159	136,333
Whitbread PLC	14,324	528,283
†Wise PLC Class A	3,874	51,700
WPP PLC	15,914	164,841
WPP PLC ADR	4,463	229,398
†Xaar PLC	886	788
XPS Pensions Group PLC	15,775	67,343
Young & Co.'s Brewery PLC Class A	2,151	23,320
Zigup PLC	26,892	108,236
Zotefoams PLC	3,613	14,248
		81,793,770
United States–0.26%
†ADTRAN Holdings, Inc.	4,117	33,515
Alcoa Corp. CDI	2,130	78,205
†Cleveland-Cliffs, Inc.	1,302	12,239
Diversified Energy Co. PLC	1,389	23,371
†Frontage Holdings Corp.	64,000	14,668
GSK PLC Sponsored ADR	23,066	780,092
Primo Brands Corp. Class A	12,111	372,655
†REC Silicon ASA	10,625	3,360
†SSR Mining, Inc.	495	3,445
Vesync Co. Ltd.	6,000	4,087
†Viemed Healthcare, Inc.	785	6,296
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Waste Connections, Inc.	3,027	$519,372
		1,851,305
Total Common Stock (Cost $620,950,341)		696,341,741
ΔCONVERTIBLE PREFERRED STOCK–0.02%
Germany–0.02%
†Dr. Ing hc F Porsche AG	3,021	183,070
Total Convertible Preferred Stock (Cost $265,753)		183,070
ΔPREFERRED STOCKS–0.37%
Germany–0.37%
Bayerische Motoren Werke AG 8.30%	2,395	179,421
Draegerwerk AG & Co. KGaA 3.87%	847	40,797
Einhell Germany AG 1.53%	192	12,530
FUCHS SE 2.66%	6,201	267,949
Henkel AG & Co. KGaA 2.19%	5,720	501,853
Jungheinrich AG 2.92%	5,617	150,074
Porsche Automobil Holding SE 7.02%	10,249	386,188
Sartorius AG 0.35%	208	46,225
Sixt SE 6.85%	2,063	123,366
STO SE & Co. KGaA 4.67%	210	23,247
Villeroy & Boch AG 6.93%	830	12,982
Volkswagen AG 10.17%	9,496	876,149
Total Preferred Stocks (Cost $3,432,761)		2,620,781
ΔRIGHTS–0.00%
United Kingdom–0.00%
†Videndum PLC	6,099	11,148
Total Rights (Cost $45,902)		11,148
ΔWARRANTS–0.00%
Canada–0.00%
=†Constellation Software, Inc. exp 3/31/40 exercise price CAD 1.0000	300	0
		0
Italy–0.00%
=†Webuild SpA exp 8/02/30 exercise price EUR 1.0000	746	0
		0
Total Warrants (Cost $0)		0

LVIP Dimensional International Core Equity Fund-46

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.76%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 4.43%)	5,333,020	$5,333,020
Total Money Market Fund (Cost $5,333,020)		5,333,020

TOTAL INVESTMENTS–99.85% (Cost $630,027,777)	$704,489,760
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.15%	1,050,867
NET ASSETS APPLICABLE TO 58,351,654 SHARES OUTSTANDING–100.00%	$705,540,627
NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL INTERNATIONAL CORE EQUITY FUND STANDARD CLASS ($533,611,447 / 44,105,760 Shares)	$12.098
NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL INTERNATIONAL CORE EQUITY FUND SERVICE CLASS ($171,929,180 / 14,245,894 Shares)	$12.069
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$651,698,008
Distributable earnings/(accumulated loss)	53,842,619
TOTAL NET ASSETS	$705,540,627

ΔSecurities have been classified by country of origin.
†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At December 31, 2024, the aggregate value of restricted securities was $0, which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Evraz PLC	5/7/2015	$63,743	$0
Raven Property Group Ltd.	7/26/2005	11,879	0
Total		$75,622	$0

★Includes $52,627 expense reimbursement receivable from Lincoln Financial Investments Corporation, $1,095,773 payable for securities purchased, $277,915 payable for fund shares redeemed, $259,378 other accrued expenses payable, $404,611 due to manager and affiliates,
$25,560 payable for audit fee and $30,186 payable for fund accounting fee as of December 31, 2024.

Summary of Abbreviations:
ADR–American Depositary Receipt
CAD–Canadian Dollar
CDI–Chess Depository Interest
EUR–Euro
IT–Information Technology
LNG–Liquefied Natural Gas
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Core Equity Fund-47

LVIP Dimensional International Core Equity Fund
Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Dividends	$19,609,831
Foreign taxes withheld	(1,999,324)
17,610,507
EXPENSES:
Management fees	3,280,593
Distribution fees-Service Class	429,943
Pricing fees	282,127
Professional fees	194,384
Shareholder servicing fees	164,030
Accounting and administration expenses	105,397
Custodian fees	97,311
Trustees’ fees and expenses	17,417
Consulting fees	16,551
Reports and statements to shareholders	16,165
Other	18,183
4,622,101
Less:
Expenses reimbursed	(685,317)
Total operating expenses	3,936,784
NET INVESTMENT INCOME	13,673,723
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	7,735,934
Foreign currencies	(349,938)
Futures contracts	(204,797)
Net realized gain	7,181,199
Net change in unrealized appreciation (depreciation) of:
Investments	(5,590,062)
Foreign currencies	(106,979)
Net change in unrealized appreciation (depreciation)	(5,697,041)
NET REALIZED AND UNREALIZED GAIN	1,484,158
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,157,881
See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional International Core Equity Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/24	12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$13,673,723	$12,939,043
Net realized gain	7,181,199	3,109,877
Net change in unrealized appreciation (depreciation)	(5,697,041)	59,603,251
Net increase in net assets resulting from operations	15,157,881	75,652,171
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(12,035,642)	(10,431,041)
Service Class	(3,641,713)	(4,389,615)
	(15,677,355)	(14,820,656)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	198,909,230	20,457,829
Service Class	23,689,454	18,694,157
Reinvestment of dividends and distributions:
Standard Class	12,035,642	10,431,041
Service Class	3,641,713	4,389,615
	238,276,039	53,972,642
Cost of shares redeemed:
Standard Class	(44,292,504)	(48,270,882)
Service Class	(25,098,633)	(25,435,868)
	(69,391,137)	(73,706,750)
Increase (decrease) in net assets derived from capital share transactions	168,884,902	(19,734,108)
NET INCREASE IN NET ASSETS	168,365,428	41,097,407
NET ASSETS:
Beginning of year	537,175,199	496,077,792
End of year	$705,540,627	$537,175,199
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Core Equity Fund-48

LVIP Dimensional International Core Equity Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional International Core Equity Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$12.014	$10.668	$12.760	$11.539	$10.972
Income (loss) from investment operations:
Net investment income[1]	0.312	0.302	0.312	0.280	0.181
Net realized and unrealized gain (loss)	0.067	1.393	(2.030)	1.235	0.569
Total from investment operations	0.379	1.695	(1.718)	1.515	0.750
Less dividends and distributions from:
Net investment income	(0.295)	(0.349)	(0.374)	(0.294)	(0.183)
Total dividends and distributions	(0.295)	(0.349)	(0.374)	(0.294)	(0.183)
Net asset value, end of period	$12.098	$12.014	$10.668	$12.760	$11.539
Total return[2]	3.06%	16.01%	(13.42% )	13.22%	6.86%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$533,611	$368,621	$343,995	$407,047	$373,079
Ratio of expenses to average net assets	0.62%	0.62%	0.62%	0.63%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.74%	0.72%	0.77%	0.72%	0.76%
Ratio of net investment income to average net assets	2.49%	2.64%	2.81%	2.21%	1.84%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.37%	2.54%	2.66%	2.12%	1.73%
Portfolio turnover	14%	9%	15%	12%	18%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Core Equity Fund-49

LVIP Dimensional International Core Equity Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional International Core Equity Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$11.986	$10.645	$12.739	$11.522	$10.960
Income (loss) from investment operations:
Net investment income[1]	0.280	0.272	0.283	0.248	0.156
Net realized and unrealized gain (loss)	0.067	1.390	(2.026)	1.234	0.565
Total from investment operations	0.347	1.662	(1.743)	1.482	0.721
Less dividends and distributions from:
Net investment income	(0.264)	(0.321)	(0.351)	(0.265)	(0.159)
Total dividends and distributions	(0.264)	(0.321)	(0.351)	(0.265)	(0.159)
Net asset value, end of period	$12.069	$11.986	$10.645	$12.739	$11.522
Total return[2]	2.81%	15.72%	(13.64% )	12.94%	6.61%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$171,929	$168,554	$152,083	$140,511	$112,482
Ratio of expenses to average net assets	0.87%	0.87%	0.87%	0.88%	0.90%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.99%	0.97%	1.02%	0.97%	1.01%
Ratio of net investment income to average net assets	2.24%	2.39%	2.56%	1.96%	1.59%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.12%	2.29%	2.41%	1.87%	1.48%
Portfolio turnover	14%	9%	15%	12%	18%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Core Equity Fund-50

LVIP Dimensional International Core Equity Fund
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Dimensional International Core Equity Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of
LVIP Dimensional International Core Equity Fund-51

LVIP Dimensional International Core Equity Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of December 31, 2024, the value and cost of foreign currency held by the LVIP Dimensional International Core Equity Fund is $834,857 and $838,019 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.58% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.62% of the Fund’s average daily net assets for the Standard Class and 0.87% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended December 31, 2024, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2025	2026	2027	Total
LFI	$709,910	$518,071	$685,317	$1,913,298
Dimensional Fund Advisors LP (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
LVIP Dimensional International Core Equity Fund-52

LVIP Dimensional International Core Equity Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$45,436
Legal	6,898
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $2,848 for the year ended December 31, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2024, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$52,627
Management fees payable to LFI	350,393
Distribution fees payable to LFD	36,698
Shareholder servicing fees payable to Lincoln Life	17,520
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$243,885,431
Sales	79,358,766
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments	$636,026,637
Aggregate unrealized appreciation of investments	$140,287,768
Aggregate unrealized depreciation of investments	(71,875,260)
Net unrealized appreciation of investments	$68,412,508
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for
LVIP Dimensional International Core Equity Fund-53

LVIP Dimensional International Core Equity Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$45,512,723	$—	$5,420	$45,518,143
Austria	565,209	3,058,732	—	3,623,941
Belgium	7,357,303	—	—	7,357,303
Bermuda	54,001	—	—	54,001
Britain	295,681	—	—	295,681
Canada	80,739,261	120,556	—	80,859,817
Chile	123,432	—	—	123,432
China	360,107	221,539	—	581,646
Colombia	24,712	—	—	24,712
Cyprus	24,858	—	—	24,858
Denmark	1,136,542	17,558,425	—	18,694,967
Faeroe Islands	—	446,622	—	446,622
Finland	3,297,938	7,930,334	—	11,228,272
France	51,568,564	135,327	—	51,703,891
Georgia	142,215	—	—	142,215
Germany	5,603,681	46,285,722	—	51,889,403
Greece	—	19,130	—	19,130
Guernsey	—	—	— *	—
Hong Kong	10,967,869	—	— *	10,967,869
Ireland	6,136,867	—	—	6,136,867
Isle Of Man	276,517	—	—	276,517
Israel	7,087,481	—	—	7,087,481
Italy	807,629	17,936,473	—	18,744,102
Japan	857,260	161,954,133	—	162,811,393
Jordan	230,816	—	—	230,816
Luxembourg	705,687	506,413	—	1,212,100
Macau	189,099	—	—	189,099
Malta	898	—	—	898
Mauritius	473	—	—	473
Mexico	100,120	—	—	100,120
Mongolia	55,159	—	—	55,159
Netherlands	25,622,241	797,294	—	26,419,535
New Zealand	2,534,375	—	—	2,534,375
Norway	1,273,896	3,886,620	—	5,160,516
Philippines	26,038	—	—	26,038
Poland	384,194	—	—	384,194
Portugal	2,283,204	—	—	2,283,204
Singapore	7,419,659	216,214	— *	7,635,873
South Africa	3,496	—	—	3,496
Spain	14,856,916	—	—	14,856,916
Sweden	3,087,068	16,489,270	—	19,576,338
LVIP Dimensional International Core Equity Fund-54

LVIP Dimensional International Core Equity Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Switzerland	$10,231,720	$43,040,998	$—	$53,272,718
Taiwan	86,472	—	—	86,472
United Arab Emirates	44,474	11,589	— *	56,063
United Kingdom	81,389,196	400,638	3,936	81,793,770
United States	1,814,430	36,875	—	1,851,305
Convertible Preferred Stock	—	183,070	—	183,070
Preferred Stocks
Germany	568,162	2,052,619	—	2,620,781
Rights	11,148	—	—	11,148
Warrants	—	—	— *	—
Money Market Fund	5,333,020	—	—	5,333,020
Total Investments	$381,191,811	$323,288,593	$9,356	$704,489,760

*	Includes securities that have been valued at zero on the "Statement of Net Assets" that are considered to be Level 3 investments in this table.
As a result of utilizing International fair value pricing at December 31, 2024, a portion of the Fund's portfolio investments was categorized as Level 2.
For the year ended December 31, 2024, transfers in and out of level 3 were the result of changes in the transparency of market activity (e.g., trades of the Fund’s investments, similar securities of the issuer and/or comparable securities) and observability of certain valuation inputs used by pricing services or the valuation designee, as applicable, in determining fair value. Transfers between levels of the fair value hierarchy are deemed to have occurred at the beginning of the reporting period.
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the year ended December 31, 2024.
Asset Type	Fair Value at December 31, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(a)
Common Stock	$9,356	Official Close/Last Traded Price	Discount Applied (b)	25.00% - 81.25% (55.07%)
Total	$9,356
The table above excludes investments that have been deemed worthless and have been valued at zero as there are no unobservable inputs for these securities.
(a) Unobservable inputs were weighted by the relative fair value of the instruments, where applicable.
(b) Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to significantly increase or decrease the fair value of the Fund's securities.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balances as of 12/31/2023	Reclassifications	Purchases	Sales	Transfer In	Transfer Out	Accretion/ (amortization)	Net realized gain (loss)	Net change in unrealized appreciation (depreciation)	Balance as of 12/31/24	Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 12/31/24
Common Stock	$18,585	$—	$—	$(13,410)	$16,913	$—	$—	$(9,994)	$(2,738)	$9,356	$(12,799)
Warrants	—	—	—	—	—	—	—	—	—	—	—
Total	$18,585	$—	$—	$(13,410)	$16,913	— $	$—	$(9,994)	$(2,738)	$9,356	$(12,799)
During the year ended December 31, 2024, there were no material transfers to or from Level 3 investments.
LVIP Dimensional International Core Equity Fund-55

LVIP Dimensional International Core Equity Fund
Notes to Financial Statements (continued)
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale loss deferrals, foreign currency gains/losses and mark-to-market adjustments on passive foreign investment companies (PFICs).   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Year Ended
	12/31/24	12/31/23
Ordinary income	$15,677,355	$14,820,656
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$570,434
Capital loss carryforward	(15,140,323)
Net unrealized appreciation	68,412,508
Distributable earnings/(accumulated loss)	$53,842,619
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, there were no permanent differences requiring a reclassification.
As of December 31, 2024, the Fund had the following capital loss carryforwards for federal income tax purposes:
Post-Enactment Losses (No Expiration)
Short-Term	Total
$15,140,323	$15,140,323
In 2024, the Fund utilized $6,990,255 of capital loss carryforwards.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/24	12/31/23
Shares sold:
Standard Class	15,990,621	1,779,005
Service Class	1,901,124	1,638,262
Shares reinvested:
Standard Class	957,017	898,260
Service Class	289,653	378,903
	19,138,415	4,694,430
Shares redeemed:
Standard Class	(3,523,890)	(4,240,730)
Service Class	(2,007,057)	(2,241,861)
	(5,530,947)	(6,482,591)
Net increase (decrease)	13,607,468	(1,788,161)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Effective, February 12, 2025, the line of credit was renewed.
The Fund had no amounts outstanding as of December 31, 2024, or at any time during the year.
LVIP Dimensional International Core Equity Fund-56

LVIP Dimensional International Core Equity Fund
Notes to Financial Statements (continued)
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.   During the year ended December 31, 2024, the Fund had open futures contracts with a notional of $309,197,522 for 1 day.
During the year ended December 31, 2024, the Fund used futures contracts as a cash management tool.
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(204,797)	$—
9. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
In February 2022, Russia launched a large-scale invasion of Ukraine, significantly amplifying already existing geo-political tensions. The United States and many other countries have instituted various sanctions against Russian individuals and entities (including corporate and banking). The extent and duration of the military action, sanctions and other punitive actions taken, and resulting future market disruptions – both in Europe and globally – cannot easily be predicted but could be significant and have a severe adverse effect on Russia and Europe in general. In addition, there are significant risks due to the relatively recent formation of the Russian securities markets as well as the underdeveloped state of Russia’s banking system, settlement, clearing and registration of securities transactions.
LVIP Dimensional International Core Equity Fund-57

LVIP Dimensional International Core Equity Fund
Notes to Financial Statements (continued)
 9. Risk Factors (continued)
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.   Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.   Restricted securities have been identified on the Statement of Net Assets.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Dimensional International Core Equity Fund-58

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP Dimensional International Core Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP Dimensional International Core Equity Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP Dimensional International Core Equity Fund–59

LVIP Dimensional International Equity Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP Dimensional International Equity Managed Volatility Fund

LVIP Dimensional International Equity Managed Volatility Fund
Schedule of Investments
December 31, 2024

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–47.48%
INVESTMENT COMPANY–47.48%
International Equity Fund–47.48%
✧✧Lincoln Variable Insurance Products Trust– LVIP Dimensional International Core Equity Fund	21,888,788	$264,810,552
Total Affiliated Investment (Cost $205,084,969)		264,810,552

UNAFFILIATED INVESTMENTS–52.16%
INVESTMENT COMPANIES–52.16%
International Equity Fund–47.53%
*Dimensional Investment Group– DFA International Value Portfolio	12,874,018	265,076,035
265,076,035
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Money Market Fund–4.63%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.43%)	25,796,838	$25,796,838
		25,796,838
Total Unaffiliated Investments (Cost $201,804,930)		290,872,873

TOTAL INVESTMENTS–99.64% (Cost $406,889,899)	555,683,425
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.36%	1,995,067
NET ASSETS APPLICABLE TO 54,289,855 SHARES OUTSTANDING–100.00%	$557,678,492

✧✧Standard Class shares.
*Class I shares.

The following futures contracts were outstanding at December 31, 2024:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
83	British Pound	$6,485,932	$6,609,210	3/17/25	$—	$(123,278)
82	Euro	10,648,213	10,813,007	3/17/25	—	(164,794)
96	Japanese Yen	7,692,000	7,986,065	3/17/25	—	(294,065)
					—	(582,137)
Equity Contracts:
7	E-mini MSCI Emerging Markets Index	375,830	390,037	3/21/25	—	(14,207)
3	E-mini Russell 2000 Index	337,470	363,899	3/21/25	—	(26,429)
2	E-mini S&P 500 Index	593,575	616,033	3/21/25	—	(22,458)
1	E-mini S&P MidCap 400 Index	314,669	335,145	3/21/25	—	(20,476)
211	Euro STOXX 50 Index	10,668,123	10,924,394	3/21/25	—	(256,271)
64	FTSE 100 Index	6,554,346	6,691,538	3/21/25	—	(137,192)
31	Nikkei 225 Index (OSE)	7,861,070	7,741,673	3/13/25	119,397	—
					119,397	(477,033)
Total Futures Contracts					$119,397	$(1,059,170)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

LVIP Dimensional International Equity Managed Volatility Fund-1

LVIP Dimensional International Equity Managed Volatility Fund
Schedule of Investments (continued)

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2024.
Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
DFA–Dimensional Fund Advisors
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Equity Managed Volatility Fund-2

LVIP Dimensional International Equity Managed Volatility Fund
Statement of Assets and Liabilities
December 31, 2024
ASSETS:
Unaffiliated investments, at value	$290,872,873
Affiliated investments, at value	264,810,552
Cash collateral held at broker for futures contracts	2,251,317
Receivable for securities sold	385,225
Receivable for fund shares sold	156,495
Dividends and interest receivable	99,646
Prepaid expenses	2,067
TOTAL ASSETS	558,578,175
LIABILITIES:
Payable for fund shares redeemed	561,996
Due to manager and affiliates	246,947
Variation margin due to broker on futures contracts	38,914
Payable for audit fee	22,140
Payable for fund accounting fee	20,695
Other accrued expenses payable	8,991
TOTAL LIABILITIES	899,683
TOTAL NET ASSETS	$557,678,492
Affiliated investments, at cost	$205,084,969
Unaffiliated investments, at cost	201,804,930
Standard Class:
Net Assets	$24,113,958
Shares Outstanding	2,345,526
Net Asset Value Per Share	$10.281
Service Class:
Net Assets	$533,564,534
Shares Outstanding	51,944,329
Net Asset Value Per Share	$10.272
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$501,741,534
Distributable earnings/(accumulated loss)	55,936,958
TOTAL NET ASSETS	$557,678,492
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Equity Managed Volatility Fund-3

LVIP Dimensional International Equity Managed Volatility Fund
Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Dividends from unaffiliated investments	$11,608,330
Dividends from affiliated investments	6,279,932
17,888,262
EXPENSES:
Management fees	1,442,454
Distribution fees-Service Class	1,382,724
Shareholder servicing fees	167,325
Accounting and administration expenses	92,353
Professional fees	45,559
Reports and statements to shareholders	20,335
Trustees’ fees and expenses	18,503
Custodian fees	8,314
Consulting fees	8,090
Pricing fees	603
Other	15,018
Total operating expenses	3,201,278
NET INVESTMENT INCOME	14,686,984
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Sale of affiliated investments	4,772,359
Sale of unaffiliated investments	6,485,807
Foreign currencies	7,953
Futures contracts	1,365,990
Net realized gain	12,632,109
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	(2,017,685)
Unaffiliated investments	2,753,809
Foreign currencies	(6,195)
Futures contracts	(1,653,333)
Net change in unrealized appreciation (depreciation)	(923,404)
NET REALIZED AND UNREALIZED GAIN	11,708,705
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,395,689
See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional International Equity Managed Volatility Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/24	12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$14,686,984	$17,782,915
Net realized gain	12,632,109	7,609,508
Net change in unrealized appreciation (depreciation)	(923,404)	59,338,599
Net increase in net assets resulting from operations	26,395,689	84,731,022
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(677,901)	(747,847)
Service Class	(13,699,355)	(17,019,344)
	(14,377,256)	(17,767,191)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	9,047,318	5,004,809
Service Class	26,017,132	20,419,590
Reinvestment of dividends and distributions:
Standard Class	677,901	747,847
Service Class	13,699,355	17,019,344
	49,441,706	43,191,590
Cost of shares redeemed:
Standard Class	(8,577,624)	(5,867,446)
Service Class	(69,763,887)	(78,223,680)
	(78,341,511)	(84,091,126)
Decrease in net assets derived from capital share transactions	(28,899,805)	(40,899,536)
NET INCREASE (DECREASE) IN NET ASSETS	(16,881,372)	26,064,295
NET ASSETS:
Beginning of year	574,559,864	548,495,569
End of year	$557,678,492	$574,559,864
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Equity Managed Volatility Fund-4

LVIP Dimensional International Equity Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional International Equity Managed Volatility Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20[1]
Net asset value, beginning of period	$10.110	$8.960	$10.430	$9.317	$10.120
Income (loss) from investment operations:
Net investment income[2]	0.297	0.337	0.290	0.295	0.160
Net realized and unrealized gain (loss)	0.173	1.159	(1.456)	1.137	(0.810)
Total from investment operations	0.470	1.496	(1.166)	1.432	(0.650)
Less dividends and distributions from:
Net investment income	(0.299)	(0.346)	(0.304)	(0.319)	(0.153)
Total dividends and distributions	(0.299)	(0.346)	(0.304)	(0.319)	(0.153)
Net asset value, end of period	$10.281	$10.110	$8.960	$10.430	$9.317
Total return[3]	4.69%	16.69%	(11.15% )	15.37%	(6.42% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$24,114	$22,550	$20,137	$23,352	$21,735
Ratio of expenses to average net assets[4]	0.32%	0.32%	0.30%	0.26%	0.28%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.32%	0.32%	0.32%	0.31%	0.32%
Ratio of net investment income to average net assets	2.78%	3.48%	3.10%	2.84%	1.95%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.78%	3.48%	3.08%	2.79%	1.91%
Portfolio turnover	7%	6%	13%	9%	20%

[1]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Equity Managed Volatility Fund-5

LVIP Dimensional International Equity Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional International Equity Managed Volatility Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20[1]
Net asset value, beginning of period	$10.100	$8.952	$10.420	$9.309	$10.115
Income (loss) from investment operations:
Net investment income[2]	0.270	0.312	0.266	0.268	0.139
Net realized and unrealized gain (loss)	0.174	1.157	(1.454)	1.135	(0.813)
Total from investment operations	0.444	1.469	(1.188)	1.403	(0.674)
Less dividends and distributions from:
Net investment income	(0.272)	(0.321)	(0.280)	(0.292)	(0.132)
Total dividends and distributions	(0.272)	(0.321)	(0.280)	(0.292)	(0.132)
Net asset value, end of period	$10.272	$10.100	$8.952	$10.420	$9.309
Total return[3]	4.43%	16.40%	(11.38% )	15.08%	(6.66% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$533,564	$552,010	$528,359	$641,983	$607,117
Ratio of expenses to average net assets[4]	0.57%	0.57%	0.55%	0.51%	0.53%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.57%	0.57%	0.57%	0.56%	0.57%
Ratio of net investment income to average net assets	2.53%	3.23%	2.85%	2.59%	1.70%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.53%	3.23%	2.83%	2.54%	1.66%
Portfolio turnover	7%	6%	13%	9%	20%

[1]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Equity Managed Volatility Fund-6

LVIP Dimensional International Equity Managed Volatility Fund
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Dimensional International Equity Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Financial Investments Corporation ("LFI") or other unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employ an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of the Fund is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Dimensional International Equity Managed Volatility Fund-7

LVIP Dimensional International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.25% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$47,715
Legal	7,247
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $6,325 for the year ended December 31, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At December 31, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$119,132
Distribution fees payable to LFD	113,996
Shareholder servicing fees payable to Lincoln Life	13,819
LVIP Dimensional International Equity Managed Volatility Fund-8

LVIP Dimensional International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the year ended December 31, 2024, were as follows:
LVIP Dimensional International Equity Managed Volatility Fund
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 12/31/24	Number of Shares 12/31/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-47.48%@
International Equity Fund-47.48%@
✧✧LVIP Dimensional International Core Equity Fund	$278,847,381	$15,865,330	$32,656,833	$4,772,359	$(2,017,685)	$264,810,552	21,888,788	$6,279,932	$—

@ As a percentage of Net Assets as of December 31, 2024.
✧✧ Standard Class shares.
3. Investments
For the year ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$36,568,002
Sales	73,802,388
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments and derivatives	$439,257,003
Aggregate unrealized appreciation of investments and derivatives	$116,985,315
Aggregate unrealized depreciation of investments and derivatives	(448,633)
Net unrealized appreciation of investments and derivatives	$116,536,682
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of December 31, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
LVIP Dimensional International Equity Managed Volatility Fund-9

LVIP Dimensional International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$264,810,552	$—	$—	$264,810,552
Unaffiliated Investment Companies	290,872,873	—	—	290,872,873
Total Investments	$555,683,425	$—	$—	$555,683,425
Derivatives:
Assets:
Futures Contract	$119,397	$—	$—	$119,397
Liabilities:
Futures Contracts	$(1,059,170)	$—	$—	$(1,059,170)
There were no Level 3 investments at the beginning or end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale and straddle loss deferrals, mark-to-market adjustments on certain derivatives and adjustments related to distributions from underlying regulated investment companies (RICS).   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Year Ended
	12/31/24	12/31/23
Ordinary income	$14,377,256	$17,767,191
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$387,483
Capital loss carryforward	(60,987,207)
Net unrealized appreciation	116,536,682
Distributable earnings/(accumulated loss)	$55,936,958
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, there were no permanent differences requiring a reclassification.
As of December 31, 2024 the Fund had the following capital loss carryforwards for federal income tax purposes:
Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$52,344,322	$8,642,885	$60,987,207
In 2024, the Fund utilized $9,594,375 of capital loss carryforwards.
LVIP Dimensional International Equity Managed Volatility Fund-10

LVIP Dimensional International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/24	12/31/23
Shares sold:
Standard Class	851,335	512,539
Service Class	2,458,322	2,106,043
Shares reinvested:
Standard Class	66,796	73,768
Service Class	1,350,858	1,680,296
	4,727,311	4,372,646
Shares redeemed:
Standard Class	(803,001)	(603,337)
Service Class	(6,518,689)	(8,152,139)
	(7,321,690)	(8,755,476)
Net decrease	(2,594,379)	(4,382,830)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Effective, February 12, 2025, the line of credit was renewed.
The Fund had no amounts outstanding as of December 31, 2024, or at any time during the year.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2024, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
LVIP Dimensional International Equity Managed Volatility Fund-11

LVIP Dimensional International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
Fair values of derivative instruments as of December 31, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due to broker on futures contracts	$119,397	Variation margin due to broker on futures contracts	$(477,033)
Futures contracts (Currency contracts)*	Variation margin due to broker on futures contracts	—	Variation margin due to broker on futures contracts	(582,137)
Total		$119,397		$(1,059,170)

*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2024. Only current day variation margin is reported on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$2,353,791	$(675,125)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(987,801)	(978,208)
Total		$1,365,990	$(1,653,333)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2024.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$47,190,660	$—
9. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
LVIP Dimensional International Equity Managed Volatility Fund-12

LVIP Dimensional International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Dimensional International Equity Managed Volatility Fund-13

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP Dimensional International Equity Managed Volatility Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of LVIP Dimensional International Equity Managed Volatility Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)), including the schedule of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and others; when replies were not received from others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP Dimensional International Equity Managed Volatility Fund–14

LVIP Dimensional U.S. Core Equity 1 Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP Dimensional U.S. Core Equity 1 Fund

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets
December 31, 2024

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.74%
Aerospace & Defense–1.67%
†AAR Corp.	2,743	$168,091
†AeroVironment, Inc.	1,264	194,517
†AerSale Corp.	2,240	14,112
†Astronics Corp.	3,806	60,881
†Axon Enterprise, Inc.	1,734	1,030,551
†Boeing Co.	13,849	2,451,273
BWX Technologies, Inc.	5,833	649,738
Cadre Holdings, Inc.	1,500	48,450
Curtiss-Wright Corp.	3,081	1,093,354
†Ducommun, Inc.	1,600	101,856
General Dynamics Corp.	6,237	1,643,387
General Electric Co.	20,420	3,405,852
HEICO Corp.	3,064	641,388
Hexcel Corp.	4,368	273,874
Howmet Aerospace, Inc.	13,657	1,493,666
Huntington Ingalls Industries, Inc.	2,896	547,257
†Kratos Defense & Security Solutions, Inc.	8,962	236,418
L3Harris Technologies, Inc.	5,243	1,102,498
†Leonardo DRS, Inc.	1,000	32,310
Lockheed Martin Corp.	7,942	3,859,335
†Mercury Systems, Inc.	3,446	144,732
Moog, Inc. Class A	2,365	465,527
National Presto Industries, Inc.	749	73,717
Northrop Grumman Corp.	2,787	1,307,911
Park Aerospace Corp.	2,423	35,497
†Rocket Lab USA, Inc.	7,265	185,040
RTX Corp.	29,131	3,371,039
Textron, Inc.	9,122	697,742
TransDigm Group, Inc.	1,311	1,661,404
†V2X, Inc.	1,921	91,881
Woodward, Inc.	4,565	759,707
		27,843,005
Air Freight & Logistics–0.49%
†Air Transport Services Group, Inc.	6,007	132,034
CH Robinson Worldwide, Inc.	6,928	715,801
Expeditors International of Washington, Inc.	8,972	993,828
FedEx Corp.	9,313	2,620,026
†GXO Logistics, Inc.	9,007	391,805
Hub Group, Inc. Class A	5,350	238,396
†Radiant Logistics, Inc.	2,507	16,797
United Parcel Service, Inc. Class B	24,196	3,051,116
		8,159,803
Automobile Components–0.33%
†Adient PLC	5,509	94,920
†American Axle & Manufacturing Holdings, Inc.	9,931	57,898
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Automobile Components (continued)
†Aptiv PLC	7,711	$466,361
Autoliv, Inc.	7,926	743,380
BorgWarner, Inc.	18,680	593,837
†Cooper-Standard Holdings, Inc.	2,502	33,927
Dana, Inc.	13,970	161,493
†Dorman Products, Inc.	2,468	319,730
†Fox Factory Holding Corp.	3,534	106,974
†Garrett Motion, Inc.	10,267	92,711
Gentex Corp.	15,715	451,492
†Gentherm, Inc.	1,903	75,977
†Goodyear Tire & Rubber Co.	20,525	184,725
LCI Industries	2,502	258,682
Lear Corp.	3,939	373,023
†Modine Manufacturing Co.	5,032	583,360
†Motorcar Parts of America, Inc.	2,029	15,420
Patrick Industries, Inc.	3,825	317,781
Phinia, Inc.	4,566	219,944
†QuantumScape Corp.	4,735	24,575
Standard Motor Products, Inc.	2,906	90,028
†Stoneridge, Inc.	3,532	22,146
†Visteon Corp.	1,685	149,493
		5,437,877
Automobiles–1.17%
Ford Motor Co.	171,297	1,695,840
General Motors Co.	47,043	2,505,981
Harley-Davidson, Inc.	10,734	323,415
†Lucid Group, Inc.	21,024	63,493
†Rivian Automotive, Inc. Class A	19,298	256,663
†Tesla, Inc.	34,890	14,089,978
Thor Industries, Inc.	4,199	401,886
Winnebago Industries, Inc.	2,269	108,413
		19,445,669
Banks–5.09%
1st Source Corp.	2,665	155,583
ACNB Corp.	150	5,975
Amalgamated Financial Corp.	3,720	124,508
Amerant Bancorp, Inc.	1,464	32,808
Ameris Bancorp	7,228	452,256
Arrow Financial Corp.	542	15,561
Associated Banc-Corp.	16,938	404,818
Atlantic Union Bankshares Corp.	7,409	280,653
†Axos Financial, Inc.	5,233	365,525
Banc of California, Inc.	2,012	31,106
BancFirst Corp.	3,037	355,876
†Bancorp, Inc.	5,452	286,939
Bank First Corp.	215	21,304
Bank of America Corp.	134,590	5,915,230
LVIP Dimensional U.S. Core Equity 1 Fund-1

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Bank of Hawaii Corp.	3,306	$235,519
Bank of Marin Bancorp	800	19,016
Bank of NT Butterfield & Son Ltd.	4,897	178,985
Bank OZK	11,441	509,468
BankUnited, Inc.	7,908	301,848
Banner Corp.	3,850	257,064
Bar Harbor Bankshares	127	3,884
BayCom Corp.	863	23,163
BCB Bancorp, Inc.	1,717	20,329
Berkshire Hills Bancorp, Inc.	4,922	139,932
†Blue Foundry Bancorp	1,457	14,293
†Blue Ridge Bankshares, Inc.	1,073	3,455
BOK Financial Corp.	5,728	609,746
†Bridgewater Bancshares, Inc.	2,389	32,275
Brookline Bancorp, Inc.	9,434	111,321
Business First Bancshares, Inc.	3,000	77,100
Byline Bancorp, Inc.	2,137	61,973
Cadence Bank	17,713	610,213
Camden National Corp.	1,998	85,395
Capital Bancorp, Inc.	557	15,875
Capital City Bank Group, Inc.	800	29,320
Capitol Federal Financial, Inc.	11,777	69,602
†Carter Bankshares, Inc.	2,800	49,252
Cathay General Bancorp	7,767	369,787
Central Pacific Financial Corp.	3,160	91,798
Citigroup, Inc.	48,521	3,415,393
Citizens & Northern Corp.	836	15,550
Citizens Financial Group, Inc.	19,084	835,116
City Holding Co.	1,426	168,952
Civista Bancshares, Inc.	1,212	25,500
CNB Financial Corp.	543	13,499
†Coastal Financial Corp.	775	65,805
Columbia Banking System, Inc.	821	22,175
†Columbia Financial, Inc.	6,136	97,010
Comerica, Inc.	8,347	516,262
Commerce Bancshares, Inc.	10,419	649,208
Community Financial System, Inc.	5,191	320,181
Community Trust Bancorp, Inc.	2,191	116,189
Community West Bancshares	2,384	46,178
ConnectOne Bancorp, Inc.	3,845	88,089
†CrossFirst Bankshares, Inc.	1,345	20,377
Cullen/Frost Bankers, Inc.	4,148	556,869
†Customers Bancorp, Inc.	3,262	158,794
CVB Financial Corp.	14,317	306,527
Dime Community Bancshares, Inc.	4,783	147,006
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Eagle Bancorp, Inc.	3,549	$92,380
East West Bancorp, Inc.	11,093	1,062,266
Eastern Bankshares, Inc.	8,831	152,335
Enterprise Bancorp, Inc.	321	12,692
Enterprise Financial Services Corp.	3,126	176,306
Equity Bancshares, Inc. Class A	1,380	58,540
Esquire Financial Holdings, Inc.	328	26,076
Farmers National Banc Corp.	3,472	49,372
FB Financial Corp.	4,853	249,978
Fifth Third Bancorp	34,520	1,459,506
Financial Institutions, Inc.	763	20,822
First BanCorp	17,236	320,417
First Bancorp, Inc.	962	26,311
First Bancorp/Southern Pines NC	4,235	186,213
First Bancshares, Inc.	1,363	47,705
First Busey Corp.	5,937	139,935
First Business Financial Services, Inc.	810	37,495
First Citizens BancShares, Inc. Class A	702	1,483,340
First Commonwealth Financial Corp.	10,736	181,653
First Community Bankshares, Inc.	1,307	54,423
First Financial Bancorp	10,650	286,272
First Financial Bankshares, Inc.	8,922	321,638
First Financial Corp.	880	40,647
First Foundation, Inc.	5,112	31,746
First Hawaiian, Inc.	5,650	146,617
First Horizon Corp.	41,366	833,111
First Internet Bancorp	622	22,386
First Interstate BancSystem, Inc. Class A	8,840	287,035
First Merchants Corp.	5,690	226,974
First Mid Bancshares, Inc.	773	28,462
First of Long Island Corp.	1,772	20,697
Flushing Financial Corp.	2,658	37,956
FNB Corp.	32,839	485,360
Fulton Financial Corp.	16,777	323,461
†FVCBankcorp, Inc.	1,285	16,152
German American Bancorp, Inc.	3,237	130,192
Glacier Bancorp, Inc.	7,512	377,253
Great Southern Bancorp, Inc.	2,431	145,131
Greene County Bancorp, Inc.	457	12,668
Guaranty Bancshares, Inc.	509	17,611
Hancock Whitney Corp.	9,139	500,086
Hanmi Financial Corp.	4,000	94,480
HarborOne Bancorp, Inc.	3,325	39,335
HBT Financial, Inc.	916	20,060
LVIP Dimensional U.S. Core Equity 1 Fund-2

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Heartland Financial USA, Inc.	4,809	$294,816
Heritage Commerce Corp.	3,648	34,218
Heritage Financial Corp.	4,420	108,290
Hilltop Holdings, Inc.	6,334	181,342
Hingham Institution For Savings	127	32,276
Home BancShares, Inc.	18,464	522,531
†HomeStreet, Inc.	2,845	32,490
HomeTrust Bancshares, Inc.	901	30,346
Hope Bancorp, Inc.	11,520	141,581
Horizon Bancorp, Inc.	5,686	91,601
Huntington Bancshares, Inc.	62,198	1,011,961
Independent Bank Corp.	6,788	369,104
Independent Bank Group, Inc.	4,072	247,048
International Bancshares Corp.	6,070	383,381
JPMorgan Chase & Co.	82,583	19,795,971
Kearny Financial Corp.	6,001	42,487
KeyCorp	36,485	625,353
Lakeland Financial Corp.	1,993	137,039
Live Oak Bancshares, Inc.	3,640	143,962
M&T Bank Corp.	7,818	1,469,862
Mercantile Bank Corp.	1,436	63,888
Metrocity Bankshares, Inc.	602	19,234
†Metropolitan Bank Holding Corp.	707	41,289
Mid Penn Bancorp, Inc.	1,043	30,080
Midland States Bancorp, Inc.	1,400	34,160
MidWestOne Financial Group, Inc.	600	17,472
MVB Financial Corp.	502	10,391
National Bank Holdings Corp. Class A	3,762	161,992
NBT Bancorp, Inc.	4,970	237,367
Nicolet Bankshares, Inc.	573	60,113
Northeast Bank	446	40,912
Northfield Bancorp, Inc.	6,724	78,133
Northwest Bancshares, Inc.	14,286	188,432
Norwood Financial Corp.	666	18,119
OceanFirst Financial Corp.	7,155	129,505
OFG Bancorp	4,833	204,533
Old National Bancorp	32,537	706,216
Old Second Bancorp, Inc.	1,794	31,897
Origin Bancorp, Inc.	1,679	55,894
Orrstown Financial Services, Inc.	519	19,001
Pacific Premier Bancorp, Inc.	10,343	257,748
Park National Corp.	1,584	271,545
Parke Bancorp, Inc.	914	18,746
Pathward Financial, Inc.	2,688	197,783
PCB Bancorp	1,065	21,556
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Peapack-Gladstone Financial Corp.	2,407	$77,144
Peoples Bancorp, Inc.	3,493	110,693
Peoples Financial Services Corp.	200	10,236
Pinnacle Financial Partners, Inc.	5,894	674,215
†Pioneer Bancorp, Inc.	1,350	15,552
PNC Financial Services Group, Inc.	11,482	2,214,304
†Ponce Financial Group, Inc.	1,264	16,432
Popular, Inc.	7,098	667,638
Preferred Bank	1,509	130,347
Premier Financial Corp.	4,031	103,073
Primis Financial Corp.	868	10,121
Prosperity Bancshares, Inc.	7,651	576,503
Provident Financial Services, Inc.	12,310	232,290
QCR Holdings, Inc.	1,263	101,848
Red River Bancshares, Inc.	323	17,436
Regions Financial Corp.	43,297	1,018,345
Renasant Corp.	6,598	235,878
Republic Bancorp, Inc. Class A	1,755	122,622
S&T Bancorp, Inc.	4,286	163,811
Sandy Spring Bancorp, Inc.	4,310	145,290
Seacoast Banking Corp. of Florida	1,194	32,871
ServisFirst Bancshares, Inc.	4,189	354,976
Shore Bancshares, Inc.	844	13,377
Sierra Bancorp	742	21,459
Simmons First National Corp. Class A	11,060	245,311
SmartFinancial, Inc.	928	28,749
South Plains Financial, Inc.	1,938	67,345
†Southern First Bancshares, Inc.	592	23,532
Southern Missouri Bancorp, Inc.	396	22,719
Southside Bancshares, Inc.	3,707	117,734
SouthState Corp.	6,597	656,270
Stellar Bancorp, Inc.	1,282	36,345
†Sterling Bancorp, Inc.	1,664	7,921
Stock Yards Bancorp, Inc.	2,112	151,240
Synovus Financial Corp.	12,197	624,852
†Texas Capital Bancshares, Inc.	4,980	389,436
TFS Financial Corp.	9,915	124,532
Tompkins Financial Corp.	1,579	107,104
Towne Bank	7,647	260,457
TriCo Bancshares	3,318	144,997
†Triumph Financial, Inc.	1,978	179,761
Truist Financial Corp.	32,455	1,407,898
TrustCo Bank Corp.	2,494	83,075
Trustmark Corp.	6,506	230,117
LVIP Dimensional U.S. Core Equity 1 Fund-3

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
U.S. Bancorp	44,245	$2,116,238
UMB Financial Corp.	5,041	568,927
United Bankshares, Inc.	12,883	483,757
United Community Banks, Inc.	9,910	320,192
Unity Bancorp, Inc.	1,592	69,427
Univest Financial Corp.	3,614	106,649
Valley National Bancorp	39,046	353,757
Veritex Holdings, Inc.	2,442	66,325
WaFd, Inc.	8,474	273,202
Washington Trust Bancorp, Inc.	2,170	68,029
Webster Financial Corp.	13,429	741,549
Wells Fargo & Co.	87,795	6,166,721
WesBanco, Inc.	5,095	165,791
West BanCorp, Inc.	852	18,446
Westamerica BanCorp	2,893	151,767
Western Alliance Bancorp	9,181	766,981
Wintrust Financial Corp.	4,836	603,098
WSFS Financial Corp.	5,899	313,414
Zions Bancorp NA	11,022	597,943
		84,776,264
Beverages–0.97%
†Boston Beer Co., Inc. Class A	469	140,691
Brown-Forman Corp. Class A	11,259	427,314
†Celsius Holdings, Inc.	5,811	153,062
Coca-Cola Co.	92,011	5,728,605
Coca-Cola Consolidated, Inc.	753	948,772
Constellation Brands, Inc. Class A	6,028	1,332,188
Keurig Dr. Pepper, Inc.	31,827	1,022,283
MGP Ingredients, Inc.	1,497	58,937
Molson Coors Beverage Co. Class B	10,324	591,772
†Monster Beverage Corp.	22,890	1,203,098
National Beverage Corp.	3,798	162,061
PepsiCo, Inc.	27,959	4,251,445
†Vita Coco Co., Inc.	3,750	138,412
		16,158,640
Biotechnology–1.69%
†4D Molecular Therapeutics, Inc.	2,900	16,153
AbbVie, Inc.	42,573	7,565,222
†Adicet Bio, Inc.	2,998	2,884
†ADMA Biologics, Inc.	7,106	121,868
†Adverum Biotechnologies, Inc.	1,077	5,030
†Agios Pharmaceuticals, Inc.	1,787	58,721
†Aldeyra Therapeutics, Inc.	6,436	32,116
†Alector, Inc.	5,362	10,134
†Alkermes PLC	3,336	95,943
†Allakos, Inc.	867	1,049
†Allogene Therapeutics, Inc.	10,092	21,496
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Alnylam Pharmaceuticals, Inc.	2,227	$524,035
Amgen, Inc.	14,776	3,851,217
†Anika Therapeutics, Inc.	1,937	31,883
†Arcellx, Inc.	271	20,783
†Arcturus Therapeutics Holdings, Inc.	2,800	47,516
†Arcus Biosciences, Inc.	2,997	44,625
†Avidity Biosciences, Inc.	3,226	93,812
†Beam Therapeutics, Inc.	1,976	49,005
†Biogen, Inc.	4,340	663,673
†BioMarin Pharmaceutical, Inc.	7,947	522,356
†Bluebird Bio, Inc.	5	42
†CareDx, Inc.	1,422	30,445
†Catalyst Pharmaceuticals, Inc.	6,124	127,808
†Cullinan Therapeutics, Inc.	1,271	15,481
†Day One Biopharmaceuticals, Inc.	2,358	29,876
†Denali Therapeutics, Inc.	4,195	85,494
†Dynavax Technologies Corp.	5,571	71,142
†Editas Medicine, Inc.	1,820	2,311
†Emergent BioSolutions, Inc.	5,759	55,056
†Enanta Pharmaceuticals, Inc.	2,114	12,156
†Exact Sciences Corp.	4,843	272,128
†Exelixis, Inc.	20,982	698,701
†Fate Therapeutics, Inc.	3,581	5,909
Gilead Sciences, Inc.	49,809	4,600,857
†GRAIL, Inc.	424	7,568
†Halozyme Therapeutics, Inc.	5,662	270,700
†HilleVax, Inc.	2,430	5,030
†Ideaya Biosciences, Inc.	359	9,226
†Immunovant, Inc.	3,450	85,456
†Incyte Corp.	5,240	361,927
†Insmed, Inc.	3,574	246,749
†Intellia Therapeutics, Inc.	2,940	34,280
†Kiniksa Pharmaceuticals International PLC	3,129	61,892
†Kodiak Sciences, Inc.	915	9,104
†Krystal Biotech, Inc.	1,200	187,992
†Kymera Therapeutics, Inc.	498	20,035
†MacroGenics, Inc.	2,941	9,558
†MeiraGTx Holdings PLC	1,922	11,705
†MiMedx Group, Inc.	3,949	37,989
†Moderna, Inc.	8,656	359,916
†Myriad Genetics, Inc.	6,072	83,247
†Natera, Inc.	3,036	480,599
†Neurocrine Biosciences, Inc.	4,841	660,796
†Olema Pharmaceuticals, Inc.	3,387	19,746
†ORIC Pharmaceuticals, Inc.	1,829	14,760
=†PDL BioPharma, Inc.	21,857	26,228
†PMV Pharmaceuticals, Inc.	3,878	5,856
†Prothena Corp. PLC	2,660	36,841
LVIP Dimensional U.S. Core Equity 1 Fund-4

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†RAPT Therapeutics, Inc.	2,200	$3,476
†Regeneron Pharmaceuticals, Inc.	2,453	1,747,345
†REGENXBIO, Inc.	2,474	19,124
†Relay Therapeutics, Inc.	2,767	11,400
†Replimune Group, Inc.	3,297	39,927
†Sage Therapeutics, Inc.	1,625	8,824
†Sangamo Therapeutics, Inc.	13,158	13,421
†Sarepta Therapeutics, Inc.	2,493	303,124
†SpringWorks Therapeutics, Inc.	300	10,839
†Stoke Therapeutics, Inc.	1,567	17,284
†Sutro Biopharma, Inc.	500	920
†United Therapeutics Corp.	2,357	831,644
†Vanda Pharmaceuticals, Inc.	5,302	25,397
†Vaxcyte, Inc.	2,608	213,491
†Veracyte, Inc.	2,721	107,752
†Vericel Corp.	1,820	99,936
†Vertex Pharmaceuticals, Inc.	4,250	1,711,475
†Voyager Therapeutics, Inc.	3,489	19,783
†Xencor, Inc.	5,219	119,933
†Zentalis Pharmaceuticals, Inc.	3,380	10,241
†Zymeworks, Inc.	2,467	36,117
		28,185,580
Broadline Retail–3.08%
†Amazon.com, Inc.	211,320	46,361,495
†Coupang, Inc.	19,217	422,390
Dillard's, Inc. Class A	1,586	684,740
eBay, Inc.	35,380	2,191,791
†Etsy, Inc.	4,697	248,424
Kohl's Corp.	9,831	138,027
Macy's, Inc.	27,616	467,539
Nordstrom, Inc.	14,922	360,366
†Ollie's Bargain Outlet Holdings, Inc.	3,936	431,897
†Qurate Retail, Inc.	23,614	7,793
		51,314,462
Building Products–1.15%
A.O. Smith Corp.	8,970	611,844
AAON, Inc.	5,995	705,491
Advanced Drainage Systems, Inc.	6,620	765,272
Allegion PLC	4,973	649,872
†American Woodmark Corp.	1,498	119,136
Apogee Enterprises, Inc.	2,513	179,453
Armstrong World Industries, Inc.	4,201	593,727
†AZEK Co., Inc.	9,229	438,101
AZZ, Inc.	2,429	198,984
†Builders FirstSource, Inc.	11,513	1,645,553
Carlisle Cos., Inc.	2,931	1,081,070
Carrier Global Corp.	24,827	1,694,691
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products (continued)
CSW Industrials, Inc.	1,175	$414,540
Fortune Brands Innovations, Inc.	9,293	634,991
†Gibraltar Industries, Inc.	2,498	147,132
Griffon Corp.	4,452	317,294
†Hayward Holdings, Inc.	10,449	159,765
Insteel Industries, Inc.	1,756	47,429
†Janus International Group, Inc.	5,222	38,382
†JELD-WEN Holding, Inc.	6,383	52,277
Johnson Controls International PLC	14,645	1,155,930
Lennox International, Inc.	1,522	927,354
Masco Corp.	8,712	632,230
†Masterbrand, Inc.	9,293	135,771
Owens Corning	7,740	1,318,277
Quanex Building Products Corp.	4,360	105,686
†Resideo Technologies, Inc.	14,386	331,597
Simpson Manufacturing Co., Inc.	3,378	560,174
Tecnoglass, Inc.	1,413	112,079
Trane Technologies PLC	5,788	2,137,798
†Trex Co., Inc.	6,720	463,882
UFP Industries, Inc.	5,658	637,374
Zurn Elkay Water Solutions Corp.	2,631	98,136
		19,111,292
Capital Markets–3.33%
Affiliated Managers Group, Inc.	3,063	566,410
Ameriprise Financial, Inc.	5,251	2,795,790
ARES Management Corp. Class A	2,453	434,255
Artisan Partners Asset Management, Inc. Class A	3,789	163,116
B Riley Financial, Inc.	702	3,222
Bank of New York Mellon Corp.	22,761	1,748,728
BGC Group, Inc. Class A	30,856	279,555
Blackrock, Inc.	2,926	2,999,472
Blackstone, Inc.	6,673	1,150,559
Brightsphere Investment Group, Inc.	3,103	81,733
Carlyle Group, Inc.	14,680	741,193
Cboe Global Markets, Inc.	4,909	959,219
Charles Schwab Corp.	32,340	2,393,483
CME Group, Inc.	6,950	1,613,998
Cohen & Steers, Inc.	4,071	375,916
†Coinbase Global, Inc. Class A	2,772	688,288
Diamond Hill Investment Group, Inc.	786	121,909
DigitalBridge Group, Inc.	3,152	35,555
LVIP Dimensional U.S. Core Equity 1 Fund-5

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
†Donnelley Financial Solutions, Inc.	3,408	$213,784
Evercore, Inc. Class A	2,788	772,806
FactSet Research Systems, Inc.	1,701	816,956
Federated Hermes, Inc.	9,193	377,924
Franklin Resources, Inc.	20,323	412,354
Goldman Sachs Group, Inc.	7,942	4,547,748
Hamilton Lane, Inc. Class A	2,290	339,035
Houlihan Lokey, Inc.	2,921	507,261
Interactive Brokers Group, Inc. Class A	1,558	275,252
Intercontinental Exchange, Inc.	12,203	1,818,369
Invesco Ltd.	35,679	623,669
Janus Henderson Group PLC	11,212	476,846
Jefferies Financial Group, Inc.	16,565	1,298,696
KKR & Co., Inc.	12,259	1,813,229
Lazard, Inc.	2,493	128,340
LPL Financial Holdings, Inc.	3,385	1,105,236
MarketAxess Holdings, Inc.	1,677	379,069
Moody's Corp.	4,233	2,003,775
Morgan Stanley	35,904	4,513,851
Morningstar, Inc.	2,645	890,730
MSCI, Inc.	2,026	1,215,620
Nasdaq, Inc.	17,227	1,331,819
Northern Trust Corp.	9,018	924,345
†Open Lending Corp. Class A	1,499	8,949
Oppenheimer Holdings, Inc. Class A	566	36,275
Piper Sandler Cos.	1,314	394,134
PJT Partners, Inc. Class A	1,221	192,686
Raymond James Financial, Inc.	9,654	1,499,556
†Robinhood Markets, Inc. Class A	11,242	418,877
S&P Global, Inc.	5,741	2,859,190
SEI Investments Co.	11,687	963,944
State Street Corp.	14,002	1,374,296
Stifel Financial Corp.	8,981	952,704
†StoneX Group, Inc.	2,592	253,938
T. Rowe Price Group, Inc.	9,926	1,122,531
Tradeweb Markets, Inc. Class A	4,691	614,146
Victory Capital Holdings, Inc. Class A	3,143	205,741
Virtu Financial, Inc. Class A	8,744	311,986
Virtus Investment Partners, Inc.	817	180,214
Westwood Holdings Group, Inc.	147	2,133
WisdomTree, Inc.	12,702	133,371
		55,463,786
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals–1.63%
AdvanSix, Inc.	2,954	$84,159
Air Products & Chemicals, Inc.	4,756	1,379,430
Albemarle Corp.	3,911	336,659
American Vanguard Corp.	3,629	16,802
†Arcadium Lithium PLC	13,295	68,203
Ashland, Inc.	4,435	316,925
†Aspen Aerogels, Inc.	4,300	51,084
Avient Corp.	9,434	385,473
†Axalta Coating Systems Ltd.	21,171	724,472
Balchem Corp.	2,111	344,082
Cabot Corp.	5,734	523,572
Celanese Corp.	4,848	335,530
CF Industries Holdings, Inc.	15,031	1,282,445
Chemours Co.	6,490	109,681
Corteva, Inc.	20,820	1,185,907
Dow, Inc.	33,613	1,348,890
DuPont de Nemours, Inc.	12,964	988,505
Eastman Chemical Co.	7,160	653,851
Ecolab, Inc.	5,415	1,268,843
†Ecovyst, Inc.	11,383	86,966
Element Solutions, Inc.	19,266	489,934
FMC Corp.	5,172	251,411
Hawkins, Inc.	1,638	200,933
HB Fuller Co.	4,845	326,941
Huntsman Corp.	12,887	232,353
†Ingevity Corp.	3,690	150,368
Innospec, Inc.	1,961	215,828
International Flavors & Fragrances, Inc.	11,401	963,955
†Intrepid Potash, Inc.	612	13,415
Koppers Holdings, Inc.	1,784	57,802
Kronos Worldwide, Inc.	8,371	81,617
Linde PLC	9,954	4,167,441
†LSB Industries, Inc.	3,347	25,404
LyondellBasell Industries NV Class A	23,310	1,731,234
Mativ Holdings, Inc.	7,587	82,698
Minerals Technologies, Inc.	3,324	253,322
Mosaic Co.	18,737	460,555
NewMarket Corp.	834	440,644
Olin Corp.	11,854	400,665
Orion SA	1,161	18,332
†Perimeter Solutions, Inc.	7,699	98,393
PPG Industries, Inc.	8,250	985,463
Quaker Chemical Corp.	333	46,873
†Rayonier Advanced Materials, Inc.	10,113	83,432
RPM International, Inc.	7,154	880,371
Sensient Technologies Corp.	3,297	234,944
Sherwin-Williams Co.	6,670	2,267,333
Stepan Co.	1,698	109,861
LVIP Dimensional U.S. Core Equity 1 Fund-6

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Tronox Holdings PLC	12,136	$122,210
Westlake Corp.	2,797	320,676
		27,205,887
Commercial Services & Supplies–0.83%
ABM Industries, Inc.	6,155	315,013
ACCO Brands Corp.	11,109	58,322
†ACV Auctions, Inc. Class A	1,324	28,598
Brady Corp. Class A	3,406	251,533
†BrightView Holdings, Inc.	4,456	71,251
Brink's Co.	3,096	287,216
†Casella Waste Systems, Inc. Class A	2,209	233,734
†CECO Environmental Corp.	2,528	76,421
†Cimpress PLC	1,769	126,873
Cintas Corp.	10,123	1,849,472
Civeo Corp.	683	15,518
†Clean Harbors, Inc.	6,114	1,407,076
†Copart, Inc.	17,785	1,020,681
Deluxe Corp.	5,890	133,055
†Driven Brands Holdings, Inc.	3,542	57,168
Ennis, Inc.	3,323	70,082
†Enviri Corp.	9,121	70,232
=†GCI Liberty, Inc.	8,309	0
†Healthcare Services Group, Inc.	2,712	31,500
HNI Corp.	4,230	213,065
Interface, Inc.	6,714	163,486
†Liquidity Services, Inc.	356	11,495
Matthews International Corp. Class A	2,172	60,121
MillerKnoll, Inc.	5,200	117,468
†Montrose Environmental Group, Inc.	573	10,629
MSA Safety, Inc.	1,744	289,103
†OPENLANE, Inc.	10,378	205,899
Quad/Graphics, Inc.	5,244	36,551
Republic Services, Inc.	7,221	1,452,721
Rollins, Inc.	14,637	678,425
Steelcase, Inc. Class A	9,895	116,959
Tetra Tech, Inc.	19,465	775,486
UniFirst Corp.	1,525	260,912
Veralto Corp.	4,043	411,780
Vestis Corp.	9,019	137,450
†Viad Corp.	2,398	101,939
VSE Corp.	600	57,060
Waste Management, Inc.	12,846	2,592,194
		13,796,488
Communications Equipment–0.92%
†Applied Optoelectronics, Inc.	2,558	94,288
†Arista Networks, Inc.	16,752	1,851,599
†Aviat Networks, Inc.	681	12,333
†Calix, Inc.	3,340	116,466
†Cambium Networks Corp.	1,717	1,107
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment (continued)
†Ciena Corp.	11,983	$1,016,278
Cisco Systems, Inc.	119,096	7,050,483
†Clearfield, Inc.	700	21,700
†Comtech Telecommunications Corp.	2,467	9,893
†Digi International, Inc.	2,900	87,667
†F5, Inc.	4,197	1,055,420
†Harmonic, Inc.	8,852	117,112
†Infinera Corp.	10,500	68,985
Juniper Networks, Inc.	22,261	833,674
†Lumentum Holdings, Inc.	5,089	427,221
Motorola Solutions, Inc.	4,388	2,028,265
†NETGEAR, Inc.	3,638	101,391
†NetScout Systems, Inc.	7,833	169,663
†Ribbon Communications, Inc.	7,554	31,425
†Viasat, Inc.	6,887	58,608
†Viavi Solutions, Inc.	16,999	171,690
		15,325,268
Construction & Engineering–0.65%
AECOM	6,195	661,750
†Ameresco, Inc. Class A	1,754	41,184
†API Group Corp.	7,084	254,811
Arcosa, Inc.	4,724	457,000
Argan, Inc.	1,469	201,312
†Bowman Consulting Group Ltd.	773	19,286
†Cadeler AS ADR	1,367	30,525
Comfort Systems USA, Inc.	2,957	1,253,945
†Construction Partners, Inc. Class A	3,231	285,814
†Dycom Industries, Inc.	3,130	544,808
EMCOR Group, Inc.	2,322	1,053,956
†Everus Construction Group, Inc.	4,741	311,721
†Fluor Corp.	6,492	320,185
Granite Construction, Inc.	3,767	330,404
†Great Lakes Dredge & Dock Corp.	8,569	96,744
†IES Holdings, Inc.	955	191,917
†Limbach Holdings, Inc.	595	50,896
†MasTec, Inc.	6,507	885,863
†Matrix Service Co.	3,017	36,113
†MYR Group, Inc.	909	135,232
†Northwest Pipe Co.	417	20,124
Primoris Services Corp.	5,175	395,370
Quanta Services, Inc.	4,996	1,578,986
†Sterling Infrastructure, Inc.	2,890	486,821
†Tutor Perini Corp.	7,043	170,441
Valmont Industries, Inc.	1,709	524,099
†WillScot Holdings Corp.	15,344	513,257
		10,852,564
LVIP Dimensional U.S. Core Equity 1 Fund-7

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction Materials–0.26%
CRH PLC	1,165	$107,786
Eagle Materials, Inc.	3,675	906,843
†Knife River Corp.	4,741	481,875
Martin Marietta Materials, Inc.	2,798	1,445,167
U.S. Lime & Minerals, Inc.	740	98,227
Vulcan Materials Co.	5,108	1,313,931
		4,353,829
Consumer Finance–0.96%
Ally Financial, Inc.	25,875	931,759
American Express Co.	17,162	5,093,510
†Atlanticus Holdings Corp.	1,483	82,722
Bread Financial Holdings, Inc.	4,827	294,737
Capital One Financial Corp.	11,405	2,033,740
†Credit Acceptance Corp.	849	398,571
Discover Financial Services	11,991	2,077,201
†Encore Capital Group, Inc.	2,403	114,791
†Enova International, Inc.	2,915	279,490
†EZCORP, Inc. Class A	6,690	81,752
FirstCash Holdings, Inc.	4,561	472,520
†Green Dot Corp. Class A	3,997	42,528
†LendingClub Corp.	11,516	186,444
†LendingTree, Inc.	513	19,879
Navient Corp.	13,773	183,043
Nelnet, Inc. Class A	2,759	294,689
†NerdWallet, Inc. Class A	3,266	43,438
OneMain Holdings, Inc.	11,443	596,523
†PRA Group, Inc.	4,642	96,971
PROG Holdings, Inc.	4,300	181,718
Regional Management Corp.	1,098	37,310
SLM Corp.	19,724	543,988
†SoFi Technologies, Inc.	25,000	385,000
Synchrony Financial	21,871	1,421,615
†World Acceptance Corp.	918	103,220
		15,997,159
Consumer Staples Distribution & Retail–2.04%
Albertsons Cos., Inc. Class A	31,435	617,383
Andersons, Inc.	2,651	107,419
†BJ's Wholesale Club Holdings, Inc.	10,299	920,216
Casey's General Stores, Inc.	3,343	1,324,597
†Chefs' Warehouse, Inc.	2,580	127,246
Costco Wholesale Corp.	9,788	8,968,451
Dollar General Corp.	8,636	654,781
†Dollar Tree, Inc.	9,394	703,986
†Grocery Outlet Holding Corp.	1,953	30,486
†HF Foods Group, Inc.	4,692	15,061
Ingles Markets, Inc. Class A	1,101	70,948
Kroger Co.	59,293	3,625,767
Natural Grocers by Vitamin Cottage, Inc.	3,652	145,057
†Performance Food Group Co.	12,066	1,020,180
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail (continued)
PriceSmart, Inc.	1,845	$170,054
SpartanNash Co.	3,315	60,731
†Sprouts Farmers Market, Inc.	8,827	1,121,647
Sysco Corp.	17,582	1,344,320
Target Corp.	17,502	2,365,920
†U.S. Foods Holding Corp.	16,963	1,144,324
†United Natural Foods, Inc.	6,297	171,971
Village Super Market, Inc. Class A	618	19,708
Walgreens Boots Alliance, Inc.	24,875	232,084
Walmart, Inc.	98,328	8,883,935
Weis Markets, Inc.	2,787	188,736
		34,035,008
Containers & Packaging–0.66%
Amcor PLC	94,418	888,473
AptarGroup, Inc.	5,312	834,515
Ardagh Metal Packaging SA	6,180	18,602
Avery Dennison Corp.	4,042	756,379
Ball Corp.	14,967	825,131
Berry Global Group, Inc.	15,213	983,825
Crown Holdings, Inc.	7,001	578,913
Graphic Packaging Holding Co.	37,740	1,025,018
Greif, Inc. Class A	3,741	232,029
International Paper Co.	18,555	998,630
Myers Industries, Inc.	2,920	32,237
†O-I Glass, Inc.	15,403	166,969
Packaging Corp. of America	7,234	1,628,590
Pactiv Evergreen, Inc.	3,230	56,428
†Ranpak Holdings Corp.	2,426	16,691
Sealed Air Corp.	8,211	277,778
Silgan Holdings, Inc.	9,063	471,729
Smurfit WestRock PLC	12,881	693,771
Sonoco Products Co.	8,938	436,621
TriMas Corp.	3,949	97,106
		11,019,435
Distributors–0.13%
A-Mark Precious Metals, Inc.	1,648	45,155
Genuine Parts Co.	8,090	944,588
LKQ Corp.	12,418	456,362
Pool Corp.	1,930	658,014
Weyco Group, Inc.	723	27,149
		2,131,268
Diversified Consumer Services–0.30%
ADT, Inc.	30,786	212,731
†Adtalem Global Education, Inc.	3,841	348,955
†American Public Education, Inc.	2,213	47,734
†Bright Horizons Family Solutions, Inc.	3,064	339,644
LVIP Dimensional U.S. Core Equity 1 Fund-8

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Consumer Services (continued)
Carriage Services, Inc.	2,326	$92,691
†Chegg, Inc.	2,936	4,727
†Coursera, Inc.	7,019	59,662
†Duolingo, Inc.	948	307,370
†Frontdoor, Inc.	5,297	289,587
Graham Holdings Co. Class B	350	305,172
†Grand Canyon Education, Inc.	2,630	430,794
H&R Block, Inc.	8,598	454,318
†Laureate Education, Inc.	1,100	20,119
†Mister Car Wash, Inc.	6,772	49,368
OneSpaWorld Holdings Ltd.	4,641	92,356
Perdoceo Education Corp.	6,682	176,873
Service Corp. International	12,808	1,022,335
Strategic Education, Inc.	2,304	215,240
†Stride, Inc.	4,408	458,123
†Universal Technical Institute, Inc.	3,270	84,072
		5,011,871
Diversified Telecommunication Services–0.94%
†Anterix, Inc.	1,256	38,521
AT&T, Inc.	274,173	6,242,919
ATN International, Inc.	2,414	40,579
†Bandwidth, Inc. Class A	2,736	46,567
†Frontier Communications Parent, Inc.	12,661	439,337
IDT Corp. Class B	2,430	115,474
Iridium Communications, Inc.	9,651	280,072
†Liberty Global Ltd. Class A	19,127	246,700
†Liberty Latin America Ltd. Class A	11,079	70,296
†Lumen Technologies, Inc.	6,601	35,051
Shenandoah Telecommunications Co.	4,651	58,649
†Sunrise Communications AG Class A ADR	3,825	164,781
Verizon Communications, Inc.	196,220	7,846,838
		15,625,784
Electric Utilities–1.33%
ALLETE, Inc.	3,194	206,971
Alliant Energy Corp.	9,792	579,099
American Electric Power Co., Inc.	12,638	1,165,603
Constellation Energy Corp.	7,922	1,772,231
Duke Energy Corp.	18,295	1,971,103
Edison International	12,899	1,029,856
Entergy Corp.	11,406	864,803
Evergy, Inc.	7,526	463,225
Eversource Energy	11,554	663,546
Exelon Corp.	26,594	1,000,998
FirstEnergy Corp.	17,934	713,415
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
Genie Energy Ltd. Class B	2,298	$35,826
†Hawaiian Electric Industries, Inc.	8,248	80,253
IDACORP, Inc.	3,450	377,016
MGE Energy, Inc.	2,722	255,759
NextEra Energy, Inc.	46,179	3,310,572
NRG Energy, Inc.	22,471	2,027,334
OGE Energy Corp.	8,515	351,244
Otter Tail Corp.	2,550	188,292
PG&E Corp.	11,609	234,270
Pinnacle West Capital Corp.	5,231	443,432
Portland General Electric Co.	5,391	235,155
PPL Corp.	23,327	757,194
Southern Co.	25,678	2,113,813
TXNM Energy, Inc.	5,952	292,660
Xcel Energy, Inc.	14,781	998,013
		22,131,683
Electrical Equipment–0.86%
Acuity Brands, Inc.	2,185	638,304
Allient, Inc.	980	23,794
†American Superconductor Corp.	1,761	43,373
AMETEK, Inc.	8,278	1,492,192
†Array Technologies, Inc.	1,936	11,694
Atkore, Inc.	3,036	253,354
Eaton Corp. PLC	7,748	2,571,329
Emerson Electric Co.	11,210	1,389,255
EnerSys	3,479	321,564
†Fluence Energy, Inc.	1,145	18,183
†FuelCell Energy, Inc.	834	7,539
GE Vernova, Inc.	4,956	1,630,177
†Generac Holdings, Inc.	1,996	309,480
Hubbell, Inc.	1,924	805,944
LSI Industries, Inc.	2,323	45,113
†NEXTracker, Inc. Class A	512	18,703
nVent Electric PLC	8,024	546,916
†Plug Power, Inc.	4,000	8,520
Powell Industries, Inc.	1,172	259,774
Preformed Line Products Co.	206	26,325
Regal Rexnord Corp.	4,739	735,161
Rockwell Automation, Inc.	4,255	1,216,037
Sensata Technologies Holding PLC	13,114	359,324
†Shoals Technologies Group, Inc. Class A	3,212	17,762
†Sunrun, Inc.	12,414	114,830
†Thermon Group Holdings, Inc.	2,031	58,432
Vertiv Holdings Co. Class A	11,058	1,256,299
†Vicor Corp.	1,501	72,528
		14,251,906
LVIP Dimensional U.S. Core Equity 1 Fund-9

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components–1.37%
Advanced Energy Industries, Inc.	2,750	$317,983
Amphenol Corp. Class A	31,213	2,167,743
†Arrow Electronics, Inc.	4,495	508,474
Avnet, Inc.	8,965	469,049
Badger Meter, Inc.	2,255	478,331
Bel Fuse, Inc. Class B	1,387	114,386
Belden, Inc.	3,377	380,284
Benchmark Electronics, Inc.	4,152	188,501
CDW Corp.	4,620	804,065
Cognex Corp.	7,440	266,798
†Coherent Corp.	7,701	729,516
Corning, Inc.	36,605	1,739,470
Crane NXT Co.	4,856	282,716
CTS Corp.	2,424	127,818
†Daktronics, Inc.	5,746	96,878
†ePlus, Inc.	2,428	179,381
†Fabrinet	2,950	648,646
†FARO Technologies, Inc.	1,676	42,503
†Flex Ltd.	29,928	1,148,936
†Insight Enterprises, Inc.	2,880	438,048
†IPG Photonics Corp.	3,160	229,795
†Itron, Inc.	2,913	316,294
Jabil, Inc.	13,386	1,926,245
†Keysight Technologies, Inc.	6,369	1,023,052
†Kimball Electronics, Inc.	343	6,424
†Knowles Corp.	9,789	195,095
Littelfuse, Inc.	2,042	481,197
†Luna Innovations, Inc.	2,719	5,873
Methode Electronics, Inc.	4,593	54,151
†Mirion Technologies, Inc.	5,893	102,833
Napco Security Technologies, Inc.	1,900	67,564
†nLight, Inc.	4,600	48,254
†Novanta, Inc.	2,315	353,663
†OSI Systems, Inc.	1,492	249,806
†PAR Technology Corp.	1,800	130,806
PC Connection, Inc.	2,979	206,355
†Plexus Corp.	2,182	341,439
Richardson Electronics Ltd.	2,073	29,084
†Rogers Corp.	1,412	143,473
†Sanmina Corp.	5,560	420,725
†ScanSource, Inc.	2,896	137,415
†SmartRent, Inc.	9,964	17,437
TD SYNNEX Corp.	6,774	794,455
TE Connectivity PLC	8,674	1,240,122
†Teledyne Technologies, Inc.	1,933	897,163
†Trimble, Inc.	9,996	706,317
†TTM Technologies, Inc.	10,770	266,558
Vishay Intertechnology, Inc.	7,940	134,504
†Vishay Precision Group, Inc.	858	20,137
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
Vontier Corp.	10,620	$387,311
†Zebra Technologies Corp. Class A	1,852	715,279
		22,778,352
Energy Equipment & Services–0.53%
Archrock, Inc.	13,582	338,056
Baker Hughes Co.	31,272	1,282,777
†Bristow Group, Inc.	670	22,981
Cactus, Inc. Class A	3,339	194,864
ChampionX Corp.	17,282	469,898
Core Laboratories, Inc.	3,764	65,155
†DMC Global, Inc.	1,792	13,171
†Expro Group Holdings NV	4,117	51,339
†Forum Energy Technologies, Inc.	581	9,000
Halliburton Co.	41,586	1,130,723
†Helix Energy Solutions Group, Inc.	16,067	149,744
Helmerich & Payne, Inc.	7,597	243,256
†Innovex International, Inc.	4,298	60,043
Liberty Energy, Inc.	13,753	273,547
†Mammoth Energy Services, Inc.	3,494	10,482
†Nabors Industries Ltd.	845	48,309
Noble Corp. PLC	7,063	221,778
NOV, Inc.	21,887	319,550
†NPK International, Inc.	12,083	92,677
†Oceaneering International, Inc.	10,362	270,241
†Oil States International, Inc.	6,670	33,750
†ProPetro Holding Corp.	7,913	73,828
RPC, Inc.	14,752	87,627
Schlumberger NV	41,543	1,592,759
†SEACOR Marine Holdings, Inc.	2,951	19,359
†Seadrill Ltd.	1,119	43,563
Select Water Solutions, Inc.	10,426	138,040
Solaris Energy Infrastructure, Inc. Class A	2,482	71,432
TechnipFMC PLC	24,993	723,297
†TETRA Technologies, Inc.	6,536	23,399
†Tidewater, Inc.	1,101	60,236
†Transocean Ltd.	38,916	145,935
†Valaris Ltd.	2,689	118,961
Weatherford International PLC	5,032	360,442
		8,760,219
Entertainment–1.15%
†Atlanta Braves Holdings, Inc. Class A	2,109	82,199
†Cinemark Holdings, Inc.	8,070	250,009
Electronic Arts, Inc.	6,314	923,738
†Eventbrite, Inc. Class A	6,000	20,160
LVIP Dimensional U.S. Core Equity 1 Fund-10

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment (continued)
†IMAX Corp.	4,896	$125,338
†Liberty Media Corp.-Liberty Formula One Class A	10,651	976,500
†Liberty Media Corp.-Liberty Live Class A	5,359	362,389
†Lions Gate Entertainment Corp. Class A	18,098	142,554
†Live Nation Entertainment, Inc.	7,827	1,013,596
†Madison Square Garden Entertainment Corp.	3,215	114,454
†Madison Square Garden Sports Corp.	382	86,210
Marcus Corp.	2,728	58,652
†Netflix, Inc.	7,867	7,012,014
†Reading International, Inc. Class A	489	645
†ROBLOX Corp. Class A	5,329	308,336
†Roku, Inc.	2,629	195,440
†Sphere Entertainment Co.	3,215	129,629
†Spotify Technology SA	1,210	541,330
†Take-Two Interactive Software, Inc.	6,538	1,203,515
†TKO Group Holdings, Inc.	3,541	503,212
Walt Disney Co.	36,996	4,119,505
†Warner Bros Discovery, Inc.	88,464	935,064
Warner Music Group Corp. Class A	2,536	78,616
		19,183,105
Financial Services–3.51%
†Affirm Holdings, Inc.	7,184	437,506
Apollo Global Management, Inc.	6,950	1,147,862
†AvidXchange Holdings, Inc.	10,982	113,554
†Berkshire Hathaway, Inc. Class B	37,368	16,938,167
†Block, Inc.	4,058	344,889
†BM Technologies, Inc.	562	2,748
†Cantaloupe, Inc.	2,736	26,019
Cass Information Systems, Inc.	1,874	76,665
Corebridge Financial, Inc.	15,287	457,540
†Corpay, Inc.	4,616	1,562,147
Enact Holdings, Inc.	1,869	60,518
Equitable Holdings, Inc.	18,029	850,428
Essent Group Ltd.	9,692	527,633
†Euronet Worldwide, Inc.	4,413	453,833
EVERTEC, Inc.	623	21,512
Federal Agricultural Mortgage Corp. Class C	974	191,829
Fidelity National Information Services, Inc.	16,512	1,333,674
†Fiserv, Inc.	12,330	2,532,829
†Flywire Corp.	2,304	47,508
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services (continued)
Global Payments, Inc.	8,159	$914,298
†I3 Verticals, Inc. Class A	2,397	55,227
†International Money Express, Inc.	2,436	50,742
Jack Henry & Associates, Inc.	2,961	519,063
Jackson Financial, Inc. Class A	3,086	268,729
†Marqeta, Inc. Class A	7,290	27,629
Mastercard, Inc. Class A	20,278	10,677,786
Merchants Bancorp	1,218	44,420
MGIC Investment Corp.	26,229	621,890
†Mr. Cooper Group, Inc.	6,569	630,690
†NCR Atleos Corp.	6,538	221,769
†NMI Holdings, Inc. Class A	7,717	283,677
†Onity Group, Inc.	819	25,152
†Paymentus Holdings, Inc. Class A	2,017	65,895
†Payoneer Global, Inc.	9,310	93,472
†PayPal Holdings, Inc.	19,280	1,645,548
†Paysafe Ltd.	3,600	61,560
PennyMac Financial Services, Inc.	1,310	133,803
Radian Group, Inc.	13,737	435,738
†Remitly Global, Inc.	4,416	99,669
†Repay Holdings Corp.	5,100	38,913
†Rocket Cos., Inc. Class A	9,767	109,976
†Shift4 Payments, Inc. Class A	1,914	198,635
†Toast, Inc. Class A	7,723	281,503
UWM Holdings Corp.	8,900	52,243
†Velocity Financial, Inc.	535	10,465
Visa, Inc. Class A	37,774	11,938,095
Voya Financial, Inc.	8,511	585,812
Walker & Dunlop, Inc.	3,389	329,445
Waterstone Financial, Inc.	3,925	52,752
Western Union Co.	21,608	229,045
†WEX, Inc.	3,024	530,168
		58,360,670
Food Products–0.96%
Alico, Inc.	234	6,068
Archer-Daniels-Midland Co.	2,032	102,657
B&G Foods, Inc.	9,162	63,126
Bunge Global SA	7,656	595,331
Calavo Growers, Inc.	1,666	42,483
Cal-Maine Foods, Inc.	4,885	502,764
Campbell's Co.	16,121	675,148
Conagra Brands, Inc.	20,072	556,998
†Darling Ingredients, Inc.	8,222	276,999
Dole PLC	4,165	56,394
†Farmer Bros Co.	400	720
Flowers Foods, Inc.	15,586	322,007
Fresh Del Monte Produce, Inc.	5,548	184,249
†Freshpet, Inc.	1,480	219,203
LVIP Dimensional U.S. Core Equity 1 Fund-11

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
General Mills, Inc.	19,730	$1,258,182
†Hain Celestial Group, Inc.	7,400	45,510
Hershey Co.	5,358	907,377
Hormel Foods Corp.	18,651	585,082
Ingredion, Inc.	5,806	798,673
J & J Snack Foods Corp.	1,370	212,528
J.M. Smucker Co.	5,410	595,749
John B Sanfilippo & Son, Inc.	748	65,158
Kellanova	18,088	1,464,585
Kraft Heinz Co.	31,697	973,415
Lamb Weston Holdings, Inc.	5,940	396,970
Lancaster Colony Corp.	1,572	272,176
McCormick & Co., Inc.	7,725	588,899
Mondelez International, Inc. Class A	27,705	1,654,820
†Pilgrim's Pride Corp.	10,200	462,978
†Post Holdings, Inc.	4,512	516,444
Seaboard Corp.	14	34,015
†Simply Good Foods Co.	7,603	296,365
Tootsie Roll Industries, Inc.	1,591	51,437
†TreeHouse Foods, Inc.	3,727	130,930
Tyson Foods, Inc. Class A	13,612	781,873
Utz Brands, Inc.	3,854	60,354
†Vital Farms, Inc.	3,700	139,453
WK Kellogg Co.	4,522	81,351
		15,978,471
Gas Utilities–0.18%
Atmos Energy Corp.	5,169	719,887
Chesapeake Utilities Corp.	776	94,168
MDU Resources Group, Inc.	18,965	341,749
National Fuel Gas Co.	5,275	320,087
New Jersey Resources Corp.	8,468	395,032
Northwest Natural Holding Co.	2,733	108,118
ONE Gas, Inc.	2,955	204,634
Southwest Gas Holdings, Inc.	3,302	233,484
Spire, Inc.	3,336	226,281
UGI Corp.	11,119	313,889
		2,957,329
Ground Transportation–1.03%
ArcBest Corp.	1,712	159,764
†Avis Budget Group, Inc.	1,782	143,647
Covenant Logistics Group, Inc.	1,417	77,241
CSX Corp.	68,716	2,217,465
FTAI Infrastructure, Inc.	4,825	35,029
Heartland Express, Inc.	6,467	72,560
†Hertz Global Holdings, Inc.	17,404	63,699
JB Hunt Transport Services, Inc.	6,558	1,119,188
Knight-Swift Transportation Holdings, Inc.	12,500	663,000
Landstar System, Inc.	3,175	545,655
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Ground Transportation (continued)
†Lyft, Inc. Class A	6,092	$78,587
Marten Transport Ltd.	6,469	100,981
Norfolk Southern Corp.	6,031	1,415,476
Old Dominion Freight Line, Inc.	6,944	1,224,921
†PAMT Corp.	1,224	20,049
†RXO, Inc.	9,670	230,533
Ryder System, Inc.	5,530	867,436
†Saia, Inc.	1,186	540,496
Schneider National, Inc. Class B	9,043	264,779
†Uber Technologies, Inc.	19,005	1,146,382
†U-Haul Holding Co.	12,126	785,052
Union Pacific Corp.	17,786	4,055,919
Universal Logistics Holdings, Inc.	2,500	114,850
Werner Enterprises, Inc.	5,226	187,718
†XPO, Inc.	8,315	1,090,512
		17,220,939
Health Care Equipment & Supplies–1.68%
Abbott Laboratories	33,572	3,797,329
†Align Technology, Inc.	2,128	443,709
†AngioDynamics, Inc.	5,678	52,010
†Artivion, Inc.	3,491	99,808
†AtriCure, Inc.	1,380	42,173
†Avanos Medical, Inc.	4,232	67,373
†Axogen, Inc.	3,071	50,610
Baxter International, Inc.	20,388	594,514
Becton Dickinson & Co.	5,266	1,194,697
†Bioventus, Inc. Class A	3,090	32,445
†Boston Scientific Corp.	19,203	1,715,212
CONMED Corp.	1,948	133,321
†Cooper Cos., Inc.	8,507	782,049
Dentsply Sirona, Inc.	12,665	240,382
†Dexcom, Inc.	4,904	381,384
†Edwards Lifesciences Corp.	12,774	945,659
Embecta Corp.	1,053	21,744
†Enovis Corp.	3,676	161,303
†Envista Holdings Corp.	10,550	203,509
GE HealthCare Technologies, Inc.	15,463	1,208,897
†Globus Medical, Inc. Class A	991	81,966
†Haemonetics Corp.	2,876	224,558
†Hologic, Inc.	9,212	664,093
†ICU Medical, Inc.	1,184	183,721
†IDEXX Laboratories, Inc.	2,544	1,051,791
†Inari Medical, Inc.	600	30,630
†Inogen, Inc.	1,392	12,765
†Inspire Medical Systems, Inc.	361	66,922
†Insulet Corp.	2,092	546,158
†Integer Holdings Corp.	2,680	355,154
†Integra LifeSciences Holdings Corp.	4,660	105,689
†Intuitive Surgical, Inc.	5,151	2,688,616
LVIP Dimensional U.S. Core Equity 1 Fund-12

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
iRadimed Corp.	465	$25,575
†Lantheus Holdings, Inc.	4,262	381,279
LeMaitre Vascular, Inc.	1,018	93,799
†LENSAR, Inc.	1,658	14,823
†LivaNova PLC	3,945	182,693
†Masimo Corp.	2,348	388,124
Medtronic PLC	25,795	2,060,505
†Merit Medical Systems, Inc.	4,562	441,237
†Nevro Corp.	1,444	5,372
=†OmniAb, Inc. Earnout Shares	435	0
=†OmniAb, Inc. Earnout Shares.	435	0
†Omnicell, Inc.	2,223	98,968
†OraSure Technologies, Inc.	3,636	13,126
†Orthofix Medical, Inc.	3,866	67,500
†OrthoPediatrics Corp.	984	22,809
†Penumbra, Inc.	719	170,748
†QuidelOrtho Corp.	744	33,145
ResMed, Inc.	4,320	987,941
†RxSight, Inc.	1,447	49,748
†SI-BONE, Inc.	2,500	35,050
†Solventum Corp.	2,726	180,080
†STAAR Surgical Co.	700	17,003
STERIS PLC	4,203	863,969
Stryker Corp.	6,250	2,250,312
†Surmodics, Inc.	1,196	47,362
†Tactile Systems Technology, Inc.	3,443	58,979
Teleflex, Inc.	1,857	330,509
†UFP Technologies, Inc.	348	85,089
Utah Medical Products, Inc.	166	10,204
†Varex Imaging Corp.	3,549	51,780
Zimmer Biomet Holdings, Inc.	8,329	879,792
†Zimvie, Inc.	832	11,606
		28,039,318
Health Care Providers & Services–2.23%
†Acadia Healthcare Co., Inc.	7,227	286,551
†Accolade, Inc.	200	684
†AdaptHealth Corp.	6,653	63,337
†Addus HomeCare Corp.	1,490	186,772
†agilon health, Inc.	10,936	20,778
†Amedisys, Inc.	2,782	252,578
†AMN Healthcare Services, Inc.	3,474	83,098
†Astrana Health, Inc.	2,925	92,225
†Brookdale Senior Living, Inc.	25,409	127,807
Cardinal Health, Inc.	7,851	928,538
†Castle Biosciences, Inc.	1,800	47,970
Cencora, Inc.	7,005	1,573,883
†Centene Corp.	17,165	1,039,856
Chemed Corp.	1,023	541,985
Cigna Group	9,067	2,503,761
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Community Health Systems, Inc.	14,031	$41,953
Concentra Group Holdings Parent, Inc.	10,679	211,231
†CorVel Corp.	4,308	479,308
†Cross Country Healthcare, Inc.	2,295	41,677
CVS Health Corp.	36,008	1,616,399
†DaVita, Inc.	4,246	634,989
Elevance Health, Inc.	5,945	2,193,111
Encompass Health Corp.	10,482	968,013
†Enhabit, Inc.	5,241	40,932
Ensign Group, Inc.	4,690	623,113
Enzo Biochem, Inc.	4,600	3,286
†Fulgent Genetics, Inc.	3,138	57,959
HCA Healthcare, Inc.	4,804	1,441,921
†HealthEquity, Inc.	2,091	200,631
†Henry Schein, Inc.	6,745	466,754
Humana, Inc.	3,124	792,590
Labcorp Holdings, Inc.	3,995	916,133
McKesson Corp.	3,173	1,808,324
†ModivCare, Inc.	1,930	22,851
†Molina Healthcare, Inc.	2,528	735,774
National HealthCare Corp.	1,558	167,578
National Research Corp.	414	7,303
†NeoGenomics, Inc.	6,172	101,715
†OPKO Health, Inc.	26,983	39,665
†Option Care Health, Inc.	8,414	195,205
†Owens & Minor, Inc.	8,370	109,396
Patterson Cos., Inc.	6,409	197,782
†Pediatrix Medical Group, Inc.	8,411	110,352
†Pennant Group, Inc.	3,570	94,676
Premier, Inc. Class A	6,981	147,997
†Privia Health Group, Inc.	4,493	87,838
†Progyny, Inc.	1,799	31,033
Quest Diagnostics, Inc.	6,015	907,423
†RadNet, Inc.	2,573	179,698
Select Medical Holdings Corp.	13,234	249,461
†Surgery Partners, Inc.	2,745	58,112
†Tenet Healthcare Corp.	9,313	1,175,580
U.S. Physical Therapy, Inc.	1,000	88,710
UnitedHealth Group, Inc.	21,895	11,075,805
Universal Health Services, Inc. Class B	5,985	1,073,829
		37,145,930
Health Care Technology–0.07%
†American Well Corp. Class A	668	4,843
†Certara, Inc.	5,749	61,227
†Definitive Healthcare Corp.	5,123	21,056
†Doximity, Inc. Class A	3,034	161,985
†Evolent Health, Inc. Class A	7,583	85,309
LVIP Dimensional U.S. Core Equity 1 Fund-13

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Technology (continued)
†GoodRx Holdings, Inc. Class A	3,965	$18,437
HealthStream, Inc.	2,606	82,871
†Phreesia, Inc.	2,143	53,918
†Schrodinger, Inc.	1,980	38,194
Simulations Plus, Inc.	1,079	30,093
†Teladoc Health, Inc.	5,765	52,404
†TruBridge, Inc.	971	19,148
†Veeva Systems, Inc. Class A	2,670	561,367
		1,190,852
Hotels, Restaurants & Leisure–2.15%
†Airbnb, Inc. Class A	6,484	852,062
Aramark	18,038	672,998
†Biglari Holdings, Inc. Class B	1	254
†BJ's Restaurants, Inc.	1,988	69,848
Bloomin' Brands, Inc.	5,220	63,736
Booking Holdings, Inc.	684	3,398,399
Boyd Gaming Corp.	3,668	266,077
†Brinker International, Inc.	3,450	456,400
†Caesars Entertainment, Inc.	9,211	307,832
†Carnival Corp.	31,390	782,239
†Cava Group, Inc.	1,819	205,183
Cheesecake Factory, Inc.	3,055	144,929
†Chipotle Mexican Grill, Inc.	37,279	2,247,924
Choice Hotels International, Inc.	3,240	460,015
Churchill Downs, Inc.	3,270	436,676
Cracker Barrel Old Country Store, Inc.	1,445	76,383
Darden Restaurants, Inc.	6,466	1,207,138
†Dave & Buster's Entertainment, Inc.	2,917	85,147
†Denny's Corp.	3,860	23,353
Dine Brands Global, Inc.	793	23,869
Domino's Pizza, Inc.	1,117	468,872
†DoorDash, Inc. Class A	5,141	862,403
†DraftKings, Inc. Class A	10,277	382,304
†Dutch Bros, Inc. Class A	1,237	64,794
†El Pollo Loco Holdings, Inc.	3,990	46,045
†Expedia Group, Inc.	4,278	797,120
†First Watch Restaurant Group, Inc.	5,102	94,948
Golden Entertainment, Inc.	2,073	65,507
†Hilton Grand Vacations, Inc.	2,114	82,340
Hilton Worldwide Holdings, Inc.	5,986	1,479,500
Hyatt Hotels Corp. Class A	2,033	319,140
Jack in the Box, Inc.	1,152	47,969
Krispy Kreme, Inc.	3,368	33,444
Las Vegas Sands Corp.	18,385	944,254
†Life Time Group Holdings, Inc.	2,979	65,895
†Light & Wonder, Inc.	5,966	515,343
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Marriott International, Inc. Class A	5,814	$1,621,757
Marriott Vacations Worldwide Corp.	2,792	250,722
McDonald's Corp.	15,548	4,507,210
†MGM Resorts International	11,398	394,941
†Norwegian Cruise Line Holdings Ltd.	6,215	159,912
Papa John's International, Inc.	1,657	68,053
†Penn Entertainment, Inc.	9,276	183,850
†Planet Fitness, Inc. Class A	6,007	593,912
†Playa Hotels & Resorts NV	8,564	108,335
†Red Robin Gourmet Burgers, Inc.	2,551	14,005
Red Rock Resorts, Inc. Class A	3,405	157,447
Royal Caribbean Cruises Ltd.	10,399	2,398,945
†Sabre Corp.	19,559	71,390
†Shake Shack, Inc. Class A	1,397	181,331
Starbucks Corp.	25,650	2,340,562
†Sweetgreen, Inc. Class A	4,300	137,858
Texas Roadhouse, Inc.	5,372	969,270
Travel & Leisure Co.	3,900	196,755
†United Parks & Resorts, Inc.	3,939	221,332
Vail Resorts, Inc.	2,068	387,647
Wendy's Co.	16,015	261,045
Wingstop, Inc.	2,063	586,305
Wyndham Hotels & Resorts, Inc.	4,719	475,628
Wynn Resorts Ltd.	3,118	268,647
Yum! Brands, Inc.	8,774	1,177,120
		35,784,319
Household Durables–1.07%
†Beazer Homes USA, Inc.	1,618	44,430
†Cavco Industries, Inc.	679	302,990
Century Communities, Inc.	3,148	230,937
†Champion Homes, Inc.	3,677	323,944
Dr. Horton, Inc.	11,635	1,626,806
†Dream Finders Homes, Inc. Class A	3,347	77,885
Ethan Allen Interiors, Inc.	2,976	83,655
Flexsteel Industries, Inc.	262	14,237
Garmin Ltd.	6,913	1,425,875
†GoPro, Inc. Class A	2,300	2,507
†Green Brick Partners, Inc.	1,200	67,788
Hamilton Beach Brands Holding Co. Class A	400	6,732
†Helen of Troy Ltd.	1,542	92,258
Hooker Furnishings Corp.	1,803	25,260
†Hovnanian Enterprises, Inc. Class A	705	94,343
Installed Building Products, Inc.	2,299	402,900
LVIP Dimensional U.S. Core Equity 1 Fund-14

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
†iRobot Corp.	1,300	$10,075
KB Home	7,508	493,426
La-Z-Boy, Inc.	4,018	175,064
Leggett & Platt, Inc.	9,984	95,846
Lennar Corp. Class A	10,298	1,402,173
†LGI Homes, Inc.	1,623	145,096
†Lovesac Co.	1,377	32,580
†M/I Homes, Inc.	2,955	392,867
Meritage Homes Corp.	3,174	488,225
†Mohawk Industries, Inc.	2,934	349,527
Newell Brands, Inc.	34,587	344,487
†NVR, Inc.	224	1,832,074
PulteGroup, Inc.	18,528	2,017,699
†Purple Innovation, Inc.	2,397	1,870
†SharkNinja, Inc.	6,137	597,498
†Sonos, Inc.	2,851	42,879
†Taylor Morrison Home Corp.	11,033	675,330
Tempur Sealy International, Inc.	9,791	555,052
Toll Brothers, Inc.	9,920	1,249,424
†TopBuild Corp.	3,484	1,084,709
†Tri Pointe Homes, Inc.	10,134	367,459
†Universal Electronics, Inc.	1,276	14,036
Whirlpool Corp.	4,124	472,116
Worthington Enterprises, Inc.	2,967	119,006
		17,781,065
Household Products–0.86%
†Central Garden & Pet Co.	5,787	192,623
Church & Dwight Co., Inc.	7,415	776,425
Clorox Co.	4,535	736,529
Colgate-Palmolive Co.	18,519	1,683,562
Energizer Holdings, Inc.	6,619	230,937
Kimberly-Clark Corp.	9,668	1,266,895
Procter & Gamble Co.	53,278	8,932,057
Reynolds Consumer Products, Inc.	1,713	46,234
Spectrum Brands Holdings, Inc.	2,924	247,049
WD-40 Co.	802	194,629
		14,306,940
Independent Power and Renewable Electricity Producers–0.20%
AES Corp.	23,697	304,980
Brookfield Renewable Corp.	8,421	232,925
Clearway Energy, Inc. Class A	7,924	201,980
†Montauk Renewables, Inc.	4,020	16,000
Ormat Technologies, Inc.	5,007	339,074
†Sunnova Energy International, Inc.	2,425	8,318
Vistra Corp.	15,543	2,142,913
		3,246,190
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Industrial Conglomerates–0.31%
3M Co.	10,907	$1,407,985
Honeywell International, Inc.	16,626	3,755,647
		5,163,632
Insurance–3.18%
Aflac, Inc.	16,168	1,672,418
Allstate Corp.	9,725	1,874,883
†Ambac Financial Group, Inc.	3,737	47,273
†American Coastal Insurance Corp. Class C	1,612	21,698
American Financial Group, Inc.	6,291	861,427
American International Group, Inc.	26,383	1,920,682
AMERISAFE, Inc.	1,652	85,144
Aon PLC Class A	4,664	1,675,122
Arch Capital Group Ltd.	16,970	1,567,179
Arthur J Gallagher & Co.	3,988	1,131,994
Assurant, Inc.	4,180	891,260
Assured Guaranty Ltd.	5,306	477,593
Axis Capital Holdings Ltd.	7,323	648,964
†Baldwin Insurance Group, Inc.	1,800	69,768
†Brighthouse Financial, Inc.	5,618	269,889
Brown & Brown, Inc.	13,294	1,356,254
Chubb Ltd.	10,470	2,892,861
Cincinnati Financial Corp.	7,701	1,106,634
CNO Financial Group, Inc.	2,788	103,741
Crawford & Co. Class A	2,669	30,927
Donegal Group, Inc. Class A	1,349	20,869
†eHealth, Inc.	2,423	22,776
Employers Holdings, Inc.	2,884	147,747
†Enstar Group Ltd.	1,331	428,649
Erie Indemnity Co. Class A	918	378,427
Everest Group Ltd.	2,122	769,140
F&G Annuities & Life, Inc.	1,879	77,866
Fidelity National Financial, Inc.	15,187	852,598
First American Financial Corp.	8,033	501,581
†Genworth Financial, Inc. Class A	43,794	306,120
Globe Life, Inc.	6,092	679,380
†Goosehead Insurance, Inc. Class A	1,176	126,091
†Greenlight Capital Re Ltd. Class A	4,459	62,426
Hanover Insurance Group, Inc.	3,084	476,971
Hartford Financial Services Group, Inc.	17,899	1,958,151
HCI Group, Inc.	1,347	156,966
†Heritage Insurance Holdings, Inc.	3,747	45,339
LVIP Dimensional U.S. Core Equity 1 Fund-15

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Horace Mann Educators Corp.	4,684	$183,753
James River Group Holdings Ltd.	3,086	15,029
Kemper Corp.	5,413	359,640
Kinsale Capital Group, Inc.	1,057	491,642
Loews Corp.	10,924	925,154
†Maiden Holdings Ltd.	12,125	20,491
†Markel Group, Inc.	624	1,077,168
Marsh & McLennan Cos., Inc.	12,745	2,707,165
Mercury General Corp.	6,071	403,600
MetLife, Inc.	27,164	2,224,188
†NI Holdings, Inc.	900	14,130
Old Republic International Corp.	21,510	778,447
†Oscar Health, Inc. Class A	8,880	119,347
†Palomar Holdings, Inc.	897	94,714
Primerica, Inc.	4,918	1,334,844
Principal Financial Group, Inc.	11,444	885,880
†ProAssurance Corp.	5,554	88,364
Progressive Corp.	10,529	2,522,854
Prudential Financial, Inc.	17,163	2,034,330
Reinsurance Group of America, Inc.	4,774	1,019,870
RenaissanceRe Holdings Ltd.	3,891	968,120
RLI Corp.	3,097	510,479
Safety Insurance Group, Inc.	1,663	137,031
Selective Insurance Group, Inc.	4,229	395,496
†SiriusPoint Ltd.	13,203	216,397
†Skyward Specialty Insurance Group, Inc.	1,400	70,756
Stewart Information Services Corp.	3,080	207,869
Tiptree, Inc.	2,925	61,015
Travelers Cos., Inc.	14,707	3,542,769
†Trupanion, Inc.	1,512	72,878
United Fire Group, Inc.	2,797	79,575
Universal Insurance Holdings, Inc.	3,674	77,374
Unum Group	9,122	666,180
W.R. Berkley Corp.	18,762	1,097,952
White Mountains Insurance Group Ltd.	273	531,001
Willis Towers Watson PLC	4,320	1,353,197
		53,005,507
Interactive Media & Services–4.80%
Alphabet, Inc. Class A	131,399	24,873,831
Alphabet, Inc. Class C	110,225	20,991,249
†Angi, Inc.	2,100	3,486
†Bumble, Inc. Class A	8,172	66,520
†Cargurus, Inc.	7,758	283,477
†Cars.com, Inc.	5,183	89,821
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services (continued)
†DHI Group, Inc.	5,517	$9,765
†Match Group, Inc.	9,882	323,240
Meta Platforms, Inc. Class A	54,080	31,664,381
†Pinterest, Inc. Class A	12,758	369,982
†QuinStreet, Inc.	3,909	90,181
Shutterstock, Inc.	1,235	37,482
†Snap, Inc. Class A	32,817	353,439
†TripAdvisor, Inc.	8,010	118,308
†TrueCar, Inc.	10,819	40,355
†Vimeo, Inc.	15,832	101,325
†Yelp, Inc.	3,995	154,606
†Zedge, Inc. Class B	1,132	3,045
†Ziff Davis, Inc.	2,809	152,641
†ZipRecruiter, Inc. Class A	3,400	24,616
†ZoomInfo Technologies, Inc.	7,631	80,202
		79,831,952
IT Services–1.17%
Accenture PLC Class A	14,205	4,997,177
†Akamai Technologies, Inc.	7,037	673,089
Amdocs Ltd.	5,634	479,679
†ASGN, Inc.	4,232	352,695
†Cloudflare, Inc. Class A	1,236	133,093
Cognizant Technology Solutions Corp. Class A	17,896	1,376,203
†DigitalOcean Holdings, Inc.	1,591	54,205
†DXC Technology Co.	16,203	323,736
†EPAM Systems, Inc.	1,459	341,143
†Fastly, Inc. Class A	7,448	70,309
†Gartner, Inc.	2,793	1,353,125
†Globant SA	1,717	368,159
†GoDaddy, Inc. Class A	3,510	692,769
†Grid Dynamics Holdings, Inc.	2,476	55,066
Hackett Group, Inc.	2,613	80,271
International Business Machines Corp.	21,607	4,749,867
†Kyndryl Holdings, Inc.	13,287	459,730
†MongoDB, Inc.	1,322	307,775
†Okta, Inc.	6,667	525,360
†Snowflake, Inc. Class A	2,969	458,443
†Twilio, Inc. Class A	7,230	781,418
†Unisys Corp.	5,740	36,334
†VeriSign, Inc.	3,545	733,673
		19,403,319
Leisure Products–0.15%
Acushnet Holdings Corp.	6,089	432,806
†American Outdoor Brands, Inc.	2,016	30,724
Brunswick Corp.	7,414	479,537
†Funko, Inc. Class A	2,122	28,414
Hasbro, Inc.	7,816	436,992
Johnson Outdoors, Inc. Class A	842	27,786
†Malibu Boats, Inc. Class A	1,279	48,078
LVIP Dimensional U.S. Core Equity 1 Fund-16

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Leisure Products (continued)
†MasterCraft Boat Holdings, Inc.	814	$15,523
†Mattel, Inc.	23,363	414,226
Polaris, Inc.	4,182	240,967
†Revelyst, Inc.	6,168	118,611
Smith & Wesson Brands, Inc.	4,862	49,130
†Topgolf Callaway Brands Corp.	17,355	136,410
†YETI Holdings, Inc.	3,031	116,724
		2,575,928
Life Sciences Tools & Services–1.01%
†10X Genomics, Inc. Class A	1,701	24,426
†Adaptive Biotechnologies Corp.	4,935	29,585
Agilent Technologies, Inc.	6,499	873,076
†Avantor, Inc.	27,637	582,312
†Azenta, Inc.	1,860	93,000
†BioLife Solutions, Inc.	2,557	66,380
†Bio-Rad Laboratories, Inc. Class A	1,192	391,584
Bio-Techne Corp.	6,154	443,273
Bruker Corp.	7,953	466,205
†Charles River Laboratories International, Inc.	2,668	492,513
†CryoPort, Inc.	1,498	11,654
†Cytek Biosciences, Inc.	6,300	40,887
Danaher Corp.	12,129	2,784,212
†Fortrea Holdings, Inc.	4,241	79,095
†ICON PLC	2,364	495,754
†Illumina, Inc.	2,544	339,955
†IQVIA Holdings, Inc.	7,712	1,515,485
†Maravai LifeSciences Holdings, Inc. Class A	3,739	20,378
†Medpace Holdings, Inc.	1,490	495,023
Mesa Laboratories, Inc.	369	48,660
†Mettler-Toledo International, Inc.	685	838,221
†OmniAb, Inc.	5,630	19,930
†Pacific Biosciences of California, Inc.	7,862	14,387
†Quanterix Corp.	2,102	22,344
†Repligen Corp.	1,977	284,569
Revvity, Inc.	4,782	533,719
†Seer, Inc.	3,658	8,450
†Sotera Health Co.	13,181	180,316
Thermo Fisher Scientific, Inc.	7,783	4,048,950
†Waters Corp.	2,540	942,289
West Pharmaceutical Services, Inc.	2,013	659,378
		16,846,010
Machinery–2.74%
†3D Systems Corp.	12,600	41,328
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
AGCO Corp.	6,733	$629,401
Alamo Group, Inc.	962	178,845
Albany International Corp. Class A	1,955	156,341
Allison Transmission Holdings, Inc.	10,027	1,083,518
Astec Industries, Inc.	2,784	93,542
Atmus Filtration Technologies, Inc.	2,033	79,653
Barnes Group, Inc.	5,223	246,839
†Blue Bird Corp.	1,534	59,258
Caterpillar, Inc.	12,216	4,431,476
†Chart Industries, Inc.	1,760	335,878
CNH Industrial NV	57,223	648,337
Columbus McKinnon Corp.	2,439	90,828
†Commercial Vehicle Group, Inc.	1,272	3,155
Crane Co.	4,254	645,544
Cummins, Inc.	6,320	2,203,152
Deere & Co.	10,122	4,288,691
Donaldson Co., Inc.	11,081	746,305
Douglas Dynamics, Inc.	2,749	64,959
Dover Corp.	6,895	1,293,502
†Energy Recovery, Inc.	4,106	60,358
Enerpac Tool Group Corp.	5,155	211,819
Enpro, Inc.	1,615	278,507
Esab Corp.	3,676	440,899
ESCO Technologies, Inc.	2,036	271,216
Federal Signal Corp.	4,850	448,092
Flowserve Corp.	9,087	522,684
Fortive Corp.	13,093	981,975
Franklin Electric Co., Inc.	3,733	363,781
†Gates Industrial Corp. PLC	6,364	130,907
Gorman-Rupp Co.	2,694	102,156
Graco, Inc.	5,884	495,962
Greenbrier Cos., Inc.	3,320	202,487
Helios Technologies, Inc.	3,613	161,284
Hillenbrand, Inc.	5,105	157,132
†Hillman Solutions Corp.	11,424	111,270
Hyster-Yale, Inc.	2,265	115,356
IDEX Corp.	2,515	526,364
Illinois Tool Works, Inc.	9,327	2,364,954
Ingersoll Rand, Inc.	15,342	1,387,837
ITT, Inc.	6,662	951,867
John Bean Technologies Corp.	2,531	321,690
Kadant, Inc.	857	295,656
Kennametal, Inc.	8,400	201,768
†L.B. Foster Co. Class A	1,339	36,019
Lincoln Electric Holdings, Inc.	4,061	761,316
Lindsay Corp.	922	109,082
Luxfer Holdings PLC	1,823	23,863
†Manitowoc Co., Inc.	3,536	32,284
†Middleby Corp.	4,387	594,219
LVIP Dimensional U.S. Core Equity 1 Fund-17

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Miller Industries, Inc.	382	$24,968
Mueller Industries, Inc.	10,558	837,883
Mueller Water Products, Inc. Class A	13,201	297,023
†NN, Inc.	2,981	9,748
Nordson Corp.	1,898	397,138
Omega Flex, Inc.	333	13,976
Oshkosh Corp.	4,650	442,076
Otis Worldwide Corp.	12,746	1,180,407
PACCAR, Inc.	18,035	1,876,001
Parker-Hannifin Corp.	2,653	1,687,388
Park-Ohio Holdings Corp.	1,206	31,682
Pentair PLC	13,103	1,318,686
†Proto Labs, Inc.	1,861	72,746
†RBC Bearings, Inc.	1,225	366,447
REV Group, Inc.	5,659	180,352
Shyft Group, Inc.	3,500	41,090
Snap-on, Inc.	2,574	873,822
†SPX Technologies, Inc.	3,638	529,402
Standex International Corp.	784	146,600
Stanley Black & Decker, Inc.	6,307	506,389
†Stratasys Ltd.	4,881	43,392
†Symbotic, Inc.	1,331	31,558
Tennant Co.	1,546	126,045
Terex Corp.	5,972	276,026
Timken Co.	6,299	449,560
†Titan International, Inc.	4,215	28,620
Toro Co.	6,600	528,660
Trinity Industries, Inc.	8,244	289,364
Wabash National Corp.	3,716	63,655
Watts Water Technologies, Inc. Class A	1,865	379,155
Westinghouse Air Brake Technologies Corp.	8,019	1,520,322
Xylem, Inc.	8,817	1,022,948
		45,576,485
Marine Transportation–0.07%
Costamare, Inc.	10,400	133,640
Genco Shipping & Trading Ltd.	1,685	23,489
†Kirby Corp.	5,754	608,773
Matson, Inc.	3,302	445,242
		1,211,144
Media–1.07%
†Advantage Solutions, Inc.	1,590	4,643
†Altice USA, Inc. Class A	14,605	35,198
†AMC Networks, Inc. Class A	4,165	41,233
†Boston Omaha Corp. Class A	1,169	16,576
Cable One, Inc.	488	176,715
†Charter Communications, Inc. Class A	5,389	1,847,187
Comcast Corp. Class A	191,260	7,177,988
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
Entravision Communications Corp. Class A	11,605	$27,272
†EW Scripps Co. Class A	6,953	15,366
Fox Corp. Class A	22,548	1,063,568
†Gannett Co., Inc.	16,421	83,090
Gray Television, Inc.	7,432	23,411
†Integral Ad Science Holding Corp.	5,146	53,724
Interpublic Group of Cos., Inc.	32,184	901,796
John Wiley & Sons, Inc. Class A	3,749	163,870
†Liberty Broadband Corp. Class A	6,444	481,264
†Magnite, Inc.	6,973	111,010
New York Times Co. Class A	12,678	659,890
News Corp. Class A	27,741	790,509
Nexstar Media Group, Inc.	4,120	650,836
Omnicom Group, Inc.	14,327	1,232,695
Paramount Global Class A	31,115	327,570
†PubMatic, Inc. Class A	2,989	43,908
Scholastic Corp.	3,623	77,279
Sinclair, Inc.	2,784	44,934
Sirius XM Holdings, Inc.	20,823	474,764
†Stagwell, Inc.	6,093	40,092
†TechTarget, Inc.	700	13,874
TEGNA, Inc.	16,679	305,059
†Thryv Holdings, Inc.	3,667	54,272
†Trade Desk, Inc. Class A	6,873	807,784
†WideOpenWest, Inc.	3,108	15,416
		17,762,793
Metals & Mining–0.80%
Alcoa Corp.	15,794	596,697
†Alpha Metallurgical Resources, Inc.	1,303	260,756
Arch Resources, Inc.	1,294	182,739
†ATI, Inc.	9,302	511,982
Carpenter Technology Corp.	4,365	740,784
†Century Aluminum Co.	9,619	175,258
†Cleveland-Cliffs, Inc.	39,743	373,584
†Coeur Mining, Inc.	23,894	136,674
Commercial Metals Co.	11,229	556,958
Compass Minerals International, Inc.	3,859	43,414
Ferroglobe PLC	12,975	49,305
Freeport-McMoRan, Inc.	46,996	1,789,608
Hecla Mining Co.	58,317	286,336
Kaiser Aluminum Corp.	1,961	137,799
Materion Corp.	1,703	168,393
†Metallus, Inc.	3,572	50,472
†MP Materials Corp.	4,592	71,635
Newmont Corp.	27,062	1,007,248
†Nexa Resources SA	1,997	17,574
Nucor Corp.	12,584	1,468,679
LVIP Dimensional U.S. Core Equity 1 Fund-18

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining (continued)
Olympic Steel, Inc.	684	$22,442
Radius Recycling, Inc.	2,756	41,946
Ramaco Resources, Inc. Class A	5,692	58,013
Reliance, Inc.	2,955	795,663
Royal Gold, Inc.	5,496	724,648
Ryerson Holding Corp.	2,251	41,666
Southern Copper Corp.	4,448	405,346
Steel Dynamics, Inc.	11,634	1,327,090
SunCoke Energy, Inc.	9,367	100,227
†Tredegar Corp.	3,092	23,747
U.S. Steel Corp.	19,736	670,827
Warrior Met Coal, Inc.	5,674	307,758
Worthington Steel, Inc.	3,912	124,480
		13,269,748
Multi-Utilities–0.60%
Ameren Corp.	8,666	772,487
Avista Corp.	5,502	201,538
Black Hills Corp.	4,628	270,831
CenterPoint Energy, Inc.	22,804	723,571
CMS Energy Corp.	10,667	710,956
Consolidated Edison, Inc.	10,269	916,303
Dominion Energy, Inc.	21,497	1,157,828
DTE Energy Co.	6,090	735,368
NiSource, Inc.	16,856	619,627
Northwestern Energy Group, Inc.	3,593	192,082
Public Service Enterprise Group, Inc.	16,384	1,384,284
Sempra	13,832	1,213,343
Unitil Corp.	1,492	80,851
WEC Energy Group, Inc.	9,957	936,356
		9,915,425
Oil, Gas & Consumable Fuels–4.11%
Antero Midstream Corp.	23,697	357,588
†Antero Resources Corp.	18,631	653,017
APA Corp.	18,840	435,016
Ardmore Shipping Corp.	4,417	53,667
Berry Corp.	5,961	24,619
California Resources Corp.	3,924	203,616
†Centrus Energy Corp. Class A	1,440	95,918
Cheniere Energy, Inc.	8,491	1,824,461
Chevron Corp.	47,544	6,886,273
Chord Energy Corp.	1,813	211,976
†Clean Energy Fuels Corp.	17,888	44,899
†CNX Resources Corp.	15,543	569,962
†Comstock Resources, Inc.	15,974	291,046
ConocoPhillips	57,249	5,677,383
CONSOL Energy, Inc.	3,526	376,154
Coterra Energy, Inc.	55,250	1,411,085
Crescent Energy Co. Class A	3,663	53,516
CVR Energy, Inc.	8,133	152,412
Delek U.S. Holdings, Inc.	6,287	116,310
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Devon Energy Corp.	39,817	$1,303,210
DHT Holdings, Inc.	14,019	130,237
Diamondback Energy, Inc.	11,933	1,954,983
Dorian LPG Ltd.	4,395	107,106
DT Midstream, Inc.	4,017	399,410
†EnLink Midstream LLC	18,193	257,431
EOG Resources, Inc.	23,416	2,870,333
EQT Corp.	26,032	1,200,336
Evolution Petroleum Corp.	4,707	24,618
Excelerate Energy, Inc. Class A	2,242	67,821
Expand Energy Corp.	14,444	1,437,900
Exxon Mobil Corp.	127,414	13,705,924
FutureFuel Corp.	4,566	24,154
†Green Plains, Inc.	4,898	46,433
†Gulfport Energy Corp.	612	112,730
†Hallador Energy Co.	3,076	35,220
Hess Corp.	14,376	1,912,152
HF Sinclair Corp.	13,964	489,438
International Seaways, Inc.	3,390	121,837
Kinder Morgan, Inc.	61,710	1,690,854
Kinetik Holdings, Inc.	3,212	182,153
†Kosmos Energy Ltd.	44,165	151,044
Magnolia Oil & Gas Corp. Class A	17,053	398,699
Marathon Petroleum Corp.	18,229	2,542,945
Matador Resources Co.	11,368	639,564
Murphy Oil Corp.	11,026	333,647
NACCO Industries, Inc. Class A	200	5,964
New Fortress Energy, Inc.	7,583	114,655
Nordic American Tankers Ltd.	15,205	38,013
Northern Oil & Gas, Inc.	1,952	72,536
Occidental Petroleum Corp.	36,072	1,782,318
ONEOK, Inc.	18,116	1,818,846
Ovintiv, Inc.	18,110	733,455
†Par Pacific Holdings, Inc.	6,187	101,405
PBF Energy, Inc. Class A	8,551	227,029
Peabody Energy Corp.	11,379	238,276
Permian Resources Corp.	28,668	412,246
Phillips 66	15,181	1,729,571
PHX Minerals, Inc.	1,806	7,224
Range Resources Corp.	18,226	655,771
†REX American Resources Corp.	2,062	85,965
Riley Exploration Permian, Inc.	744	23,748
Scorpio Tankers, Inc.	5,185	257,643
SFL Corp. Ltd.	13,649	139,493
Sitio Royalties Corp. Class A	3,933	75,435
SM Energy Co.	13,464	521,865
†Talos Energy, Inc.	7,201	69,922
Targa Resources Corp.	9,334	1,666,119
Teekay Corp. Ltd.	9,924	68,773
LVIP Dimensional U.S. Core Equity 1 Fund-19

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Teekay Tankers Ltd. Class A	3,967	$157,847
Texas Pacific Land Corp.	740	818,410
†Uranium Energy Corp.	13,992	93,606
VAALCO Energy, Inc.	3,440	15,033
Valero Energy Corp.	20,510	2,514,321
†Vital Energy, Inc.	1,478	45,700
Vitesse Energy, Inc.	1,949	48,725
W&T Offshore, Inc.	14,633	24,291
Williams Cos., Inc.	37,277	2,017,431
World Kinect Corp.	6,835	188,031
		68,348,764
Paper & Forest Products–0.06%
†Clearwater Paper Corp.	1,515	45,101
Louisiana-Pacific Corp.	6,109	632,587
†Magnera Corp.	2,571	46,715
Mercer International, Inc.	10,372	67,418
Sylvamo Corp.	1,931	152,588
		944,409
Passenger Airlines–0.46%
†Alaska Air Group, Inc.	9,637	623,996
Allegiant Travel Co.	1,216	114,450
†American Airlines Group, Inc.	26,619	463,969
Copa Holdings SA Class A	3,120	274,186
Delta Air Lines, Inc.	35,783	2,164,871
†Frontier Group Holdings, Inc.	8,372	59,525
†JetBlue Airways Corp.	28,121	221,031
†SkyWest, Inc.	4,523	452,888
Southwest Airlines Co.	22,825	767,377
†United Airlines Holdings, Inc.	25,205	2,447,405
		7,589,698
Personal Care Products–0.24%
†BellRing Brands, Inc.	9,039	680,998
†Coty, Inc. Class A	39,789	276,931
Edgewell Personal Care Co.	4,634	155,702
†elf Beauty, Inc.	3,904	490,147
Estee Lauder Cos., Inc. Class A	3,566	267,379
†Herbalife Ltd.	4,757	31,824
†Honest Co., Inc.	9,457	65,537
Interparfums, Inc.	1,986	261,179
Kenvue, Inc.	77,810	1,661,243
†Medifast, Inc.	806	14,202
Natural Health Trends Corp.	1,722	7,956
Nu Skin Enterprises, Inc. Class A	4,913	33,851
†USANA Health Sciences, Inc.	1,749	62,772
		4,009,721
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals–2.61%
†Amneal Pharmaceuticals, Inc.	12,683	$100,449
†Amphastar Pharmaceuticals, Inc.	695	25,805
†ANI Pharmaceuticals, Inc.	738	40,797
†Arvinas, Inc.	1,633	31,305
†Assertio Holdings, Inc.	927	808
Bristol-Myers Squibb Co.	69,858	3,951,169
†Collegium Pharmaceutical, Inc.	361	10,343
†Corcept Therapeutics, Inc.	5,666	285,510
†Elanco Animal Health, Inc.	22,076	267,340
Eli Lilly & Co.	19,311	14,908,092
†Fulcrum Therapeutics, Inc.	6,899	32,425
†Harmony Biosciences Holdings, Inc.	1,454	50,032
†Innoviva, Inc.	7,588	131,652
†Jazz Pharmaceuticals PLC	4,147	510,703
Johnson & Johnson	65,931	9,534,941
†Ligand Pharmaceuticals, Inc.	1,149	123,115
Merck & Co., Inc.	64,485	6,414,968
†Nektar Therapeutics	9,757	9,074
Organon & Co.	9,303	138,801
†Pacira BioSciences, Inc.	3,506	66,053
Perrigo Co. PLC	8,951	230,130
Pfizer, Inc.	135,639	3,598,503
Phibro Animal Health Corp. Class A	1,442	30,282
†Pliant Therapeutics, Inc.	1,349	17,766
†Prestige Consumer Healthcare, Inc.	4,178	326,260
SIGA Technologies, Inc.	5,213	31,330
†Supernus Pharmaceuticals, Inc.	3,800	137,408
Viatris, Inc.	55,995	697,138
Zoetis, Inc.	10,966	1,786,690
		43,488,889
Professional Services–1.32%
Alight, Inc. Class A	12,149	84,071
†Amentum Holdings, Inc.	5,278	110,996
Automatic Data Processing, Inc.	12,557	3,675,811
Barrett Business Services, Inc.	1,200	52,128
Booz Allen Hamilton Holding Corp.	5,804	746,975
Broadridge Financial Solutions, Inc.	5,085	1,149,668
†CACI International, Inc. Class A	1,969	795,594
†CBIZ, Inc.	4,603	376,663
†Clarivate PLC	13,346	67,798
†Conduent, Inc.	18,114	73,181
CRA International, Inc.	434	81,245
LVIP Dimensional U.S. Core Equity 1 Fund-20

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
CSG Systems International, Inc.	2,870	$146,686
†Dayforce, Inc.	4,852	352,449
Dun & Bradstreet Holdings, Inc.	7,947	99,020
Equifax, Inc.	3,968	1,011,245
†ExlService Holdings, Inc.	11,460	508,595
Exponent, Inc.	3,302	294,208
†First Advantage Corp.	5,465	102,359
†Forrester Research, Inc.	2,034	31,873
†Franklin Covey Co.	993	37,317
†FTI Consulting, Inc.	2,009	383,980
Genpact Ltd.	13,859	595,244
Heidrick & Struggles International, Inc.	2,100	93,051
†Huron Consulting Group, Inc.	1,426	177,195
†IBEX Holdings Ltd.	1,265	27,185
ICF International, Inc.	1,478	176,192
Insperity, Inc.	2,353	182,381
Jacobs Solutions, Inc.	5,278	705,246
KBR, Inc.	11,823	684,906
Kelly Services, Inc. Class A	5,692	79,346
Kforce, Inc.	1,102	62,483
Korn Ferry	5,540	373,673
†Legalzoom.com, Inc.	5,142	38,616
Leidos Holdings, Inc.	6,591	949,499
ManpowerGroup, Inc.	3,303	190,649
Maximus, Inc.	3,536	263,962
†Mistras Group, Inc.	3,448	31,239
†NV5 Global, Inc.	5,600	105,504
†Parsons Corp.	4,776	440,586
Paychex, Inc.	9,227	1,293,810
Paycom Software, Inc.	1,845	378,170
†Paycor HCM, Inc.	2,503	46,481
†Paylocity Holding Corp.	1,068	213,034
Resources Connection, Inc.	4,071	34,726
Robert Half, Inc.	6,076	428,115
Science Applications International Corp.	4,223	472,047
SS&C Technologies Holdings, Inc.	13,279	1,006,283
†TaskUS, Inc. Class A	1,624	27,511
TransUnion	5,672	525,851
TriNet Group, Inc.	2,549	231,373
†TrueBlue, Inc.	5,561	46,712
TTEC Holdings, Inc.	4,912	24,511
†Upwork, Inc.	3,979	65,057
Verisk Analytics, Inc.	5,796	1,596,392
†Verra Mobility Corp.	6,816	164,811
†Willdan Group, Inc.	1,232	46,927
		21,960,630
Real Estate Management & Development–0.31%
†Anywhere Real Estate, Inc.	7,685	25,360
†CBRE Group, Inc. Class A	11,712	1,537,668
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Management & Development (continued)
†Compass, Inc. Class A	10,409	$60,893
†CoStar Group, Inc.	7,680	549,811
†Cushman & Wakefield PLC	4,785	62,588
†Douglas Elliman, Inc.	7,459	12,457
eXp World Holdings, Inc.	2,976	34,254
†Forestar Group, Inc.	476	12,338
†FRP Holdings, Inc.	1,262	38,655
†Howard Hughes Holdings, Inc.	4,225	324,987
†Jones Lang LaSalle, Inc.	3,942	997,878
Kennedy-Wilson Holdings, Inc.	14,913	148,981
Marcus & Millichap, Inc.	4,001	153,078
Newmark Group, Inc. Class A	13,184	168,887
†Opendoor Technologies, Inc.	22,523	36,037
†Rafael Holdings, Inc. Class B	1,698	2,802
†RE/MAX Holdings, Inc. Class A	3,816	40,717
RMR Group, Inc. Class A	862	17,792
†Seaport Entertainment Group, Inc.	1,063	29,711
St. Joe Co.	3,927	176,440
†Stratus Properties, Inc.	836	17,355
†Tejon Ranch Co.	2,365	37,603
†Zillow Group, Inc. Class A	9,396	688,625
		5,174,917
Semiconductors & Semiconductor Equipment–9.00%
†Advanced Micro Devices, Inc.	28,104	3,394,682
†Allegro MicroSystems, Inc.	1,702	37,206
†Alpha & Omega Semiconductor Ltd.	1,200	44,436
†Ambarella, Inc.	790	57,465
Amkor Technology, Inc.	18,760	481,944
Analog Devices, Inc.	10,369	2,202,998
Applied Materials, Inc.	23,074	3,752,525
†Axcelis Technologies, Inc.	2,339	163,426
Broadcom, Inc.	64,600	14,976,864
†CEVA, Inc.	1,850	58,367
†Cirrus Logic, Inc.	4,291	427,298
†Cohu, Inc.	3,425	91,447
†Credo Technology Group Holding Ltd.	5,380	361,590
†Diodes, Inc.	3,427	211,343
†Enphase Energy, Inc.	3,297	226,438
Entegris, Inc.	5,347	529,674
†First Solar, Inc.	4,692	826,918
†FormFactor, Inc.	6,333	278,652
†GLOBALFOUNDRIES, Inc.	2,254	96,719
†Ichor Holdings Ltd.	2,461	79,293
Intel Corp.	116,176	2,329,329
KLA Corp.	4,646	2,927,538
Kulicke & Soffa Industries, Inc.	3,563	166,250
Lam Research Corp.	35,253	2,546,324
LVIP Dimensional U.S. Core Equity 1 Fund-21

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Lattice Semiconductor Corp.	5,484	$310,669
†MACOM Technology Solutions Holdings, Inc.	3,456	448,969
†Magnachip Semiconductor Corp.	2,552	10,259
Marvell Technology, Inc.	15,264	1,685,909
†MaxLinear, Inc.	3,899	77,122
Microchip Technology, Inc.	20,408	1,170,399
Micron Technology, Inc.	23,567	1,983,399
MKS Instruments, Inc.	1,192	124,433
Monolithic Power Systems, Inc.	1,103	652,645
†Navitas Semiconductor Corp.	22	79
NVE Corp.	50	4,072
NVIDIA Corp.	675,543	90,718,669
NXP Semiconductors NV	10,116	2,102,611
†ON Semiconductor Corp.	23,557	1,485,269
†Onto Innovation, Inc.	3,742	623,679
†PDF Solutions, Inc.	3,040	82,323
†Penguin Solutions, Inc.	4,444	85,280
†Photronics, Inc.	5,636	132,784
Power Integrations, Inc.	3,262	201,265
†Qorvo, Inc.	5,681	397,272
QUALCOMM, Inc.	27,985	4,299,056
†Rambus, Inc.	5,881	310,870
†Silicon Laboratories, Inc.	2,034	252,663
†SiTime Corp.	484	103,833
Skyworks Solutions, Inc.	7,807	692,325
†SolarEdge Technologies, Inc.	1,092	14,851
†Synaptics, Inc.	2,945	224,762
Teradyne, Inc.	5,610	706,411
Texas Instruments, Inc.	22,308	4,182,973
†Ultra Clean Holdings, Inc.	2,793	100,408
Universal Display Corp.	1,770	258,774
†Veeco Instruments, Inc.	5,393	144,532
		149,857,291
Software–7.45%
†8x8, Inc.	11,274	30,102
A10 Networks, Inc.	4,393	80,831
†ACI Worldwide, Inc.	8,610	446,945
Adeia, Inc.	12,823	179,265
†Adobe, Inc.	9,560	4,251,141
†Alarm.com Holdings, Inc.	2,786	169,389
†Alkami Technology, Inc.	2,093	76,771
†Altair Engineering, Inc. Class A	997	108,783
†ANSYS, Inc.	2,448	825,784
†Appfolio, Inc. Class A	491	121,139
†AppLovin Corp. Class A	15,206	4,924,159
†Aspen Technology, Inc.	2,283	569,905
†Atlassian Corp. Class A	1,294	314,934
†Autodesk, Inc.	5,266	1,556,472
†AvePoint, Inc.	4,624	76,342
Bentley Systems, Inc. Class B	8,771	409,606
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Bill Holdings, Inc.	2,416	$204,659
†Blackbaud, Inc.	3,139	232,035
†BlackLine, Inc.	1,931	117,328
†Box, Inc. Class A	8,637	272,929
†Cadence Design Systems, Inc.	5,283	1,587,330
†CCC Intelligent Solutions Holdings, Inc.	7,680	90,086
†Cerence, Inc.	2,733	21,454
Clear Secure, Inc. Class A	5,058	134,745
†Commvault Systems, Inc.	737	111,221
†Consensus Cloud Solutions, Inc.	1,735	41,397
†Crowdstrike Holdings, Inc. Class A	1,645	562,853
†CS Disco, Inc.	7,032	35,090
†Datadog, Inc. Class A	1,907	272,491
†Digital Turbine, Inc.	11,311	19,116
†DocuSign, Inc.	4,370	393,038
Dolby Laboratories, Inc. Class A	3,278	256,012
†DoubleVerify Holdings, Inc.	4,073	78,242
†Dropbox, Inc. Class A	7,150	214,786
†Dynatrace, Inc.	8,217	446,594
†E2open Parent Holdings, Inc.	12,037	32,018
†Elastic NV	2,756	273,064
†EverCommerce, Inc.	3,155	34,737
†Fair Isaac Corp.	785	1,562,880
†Five9, Inc.	707	28,732
†Fortinet, Inc.	16,832	1,590,287
†Freshworks, Inc. Class A	3,698	59,797
Gen Digital, Inc.	30,275	828,929
†Guidewire Software, Inc.	3,986	671,960
†HashiCorp, Inc. Class A	1,932	66,094
†HubSpot, Inc.	658	458,475
†Informatica, Inc. Class A	3,872	100,401
†Intapp, Inc.	1,789	114,657
InterDigital, Inc.	2,422	469,190
Intuit, Inc.	4,776	3,001,716
†Jamf Holding Corp.	2,756	38,722
†JFrog Ltd.	4,755	139,844
†LiveRamp Holdings, Inc.	4,728	143,589
Logility Supply Chain Solutions, Inc. Class A	1,418	15,711
†Manhattan Associates, Inc.	2,969	802,343
†Meridianlink, Inc.	2,104	43,448
Microsoft Corp.	167,584	70,636,656
†Mitek Systems, Inc.	4,189	46,624
†N-able, Inc.	12,483	116,591
†nCino, Inc.	2,494	83,748
†NCR Voyix Corp.	13,077	180,986
†Nutanix, Inc. Class A	4,542	277,880
†Olo, Inc. Class A	5,662	43,484
†ON24, Inc.	3,631	23,456
†OneSpan, Inc.	3,332	61,775
LVIP Dimensional U.S. Core Equity 1 Fund-22

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
Oracle Corp.	39,704	$6,616,275
†Palantir Technologies, Inc. Class A	14,120	1,067,896
†Palo Alto Networks, Inc.	7,682	1,397,817
Pegasystems, Inc.	2,298	214,174
†Procore Technologies, Inc.	1,923	144,090
Progress Software Corp.	3,907	254,541
†PTC, Inc.	3,437	631,961
†Q2 Holdings, Inc.	3,020	303,963
†Qualys, Inc.	1,453	203,740
†Rimini Street, Inc.	12,300	32,841
†RingCentral, Inc. Class A	2,899	101,494
Roper Technologies, Inc.	2,223	1,155,626
Salesforce, Inc.	12,611	4,216,236
†Samsara, Inc. Class A	2,905	126,919
Sapiens International Corp. NV	854	22,947
†SEMrush Holdings, Inc. Class A	2,352	27,942
†SentinelOne, Inc. Class A	1,963	43,579
†ServiceNow, Inc.	1,795	1,902,915
SolarWinds Corp.	14,962	213,208
†Sprinklr, Inc. Class A	4,205	35,532
†SPS Commerce, Inc.	602	110,762
†Synchronoss Technologies, Inc.	492	4,723
†Synopsys, Inc.	2,471	1,199,325
†Telos Corp.	5,330	18,229
†Teradata Corp.	4,632	144,287
†Terawulf, Inc.	12,048	68,192
†Tyler Technologies, Inc.	1,278	736,946
†UiPath, Inc. Class A	13,593	172,767
†Unity Software, Inc.	1,201	26,986
†Verint Systems, Inc.	4,164	114,302
†Vertex, Inc. Class A	3,200	170,720
†Workday, Inc. Class A	1,507	388,851
†Xperi, Inc.	3,996	41,039
†Yext, Inc.	8,400	53,424
†Zoom Communications, Inc. Class A	6,521	532,179
†Zscaler, Inc.	1,623	292,805
		123,970,001
Specialty Retail–2.58%
†1-800-Flowers.com, Inc. Class A	5,253	42,917
†Abercrombie & Fitch Co. Class A	6,469	966,921
Academy Sports & Outdoors, Inc.	6,424	369,573
Advance Auto Parts, Inc.	4,345	205,475
American Eagle Outfitters, Inc.	17,294	288,291
†America's Car-Mart, Inc.	559	28,649
Arhaus, Inc.	7,785	73,179
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Arko Corp.	5,331	$35,131
†Asbury Automotive Group, Inc.	1,870	454,466
†AutoNation, Inc.	4,910	833,914
†AutoZone, Inc.	427	1,367,254
Bath & Body Works, Inc.	7,666	297,211
Best Buy Co., Inc.	17,025	1,460,745
†Beyond, Inc.	1,966	9,692
Big 5 Sporting Goods Corp.	900	1,611
†Boot Barn Holdings, Inc.	2,196	333,397
Buckle, Inc.	4,520	229,661
Build-A-Bear Workshop, Inc.	1,890	87,016
†Burlington Stores, Inc.	2,104	599,766
Caleres, Inc.	4,303	99,657
Camping World Holdings, Inc. Class A	2,739	57,738
†CarMax, Inc.	7,234	591,452
†Carvana Co.	3,263	663,564
Cato Corp. Class A	4,303	16,782
†Chewy, Inc. Class A	1,306	43,738
†Citi Trends, Inc.	2,149	56,411
Designer Brands, Inc. Class A	7,264	38,790
†Destination XL Group, Inc.	9,137	24,578
Dick's Sporting Goods, Inc.	5,281	1,208,504
†Duluth Holdings, Inc. Class B	3,677	11,362
†Five Below, Inc.	3,322	348,677
†Floor & Decor Holdings, Inc. Class A	4,802	478,759
†Foot Locker, Inc.	6,442	140,178
†GameStop Corp. Class A	8,223	257,709
Gap, Inc.	29,199	689,972
†Genesco, Inc.	1,032	44,118
Group 1 Automotive, Inc.	1,402	590,915
†GrowGeneration Corp.	4,826	8,156
Guess?, Inc.	6,962	97,886
Haverty Furniture Cos., Inc.	1,642	36,551
Home Depot, Inc.	24,246	9,431,452
†Lands' End, Inc.	2,926	38,448
†Leslie's, Inc.	2,875	6,411
Lithia Motors, Inc.	2,724	973,639
Lowe's Cos., Inc.	13,016	3,212,349
†MarineMax, Inc.	2,439	70,609
Monro, Inc.	2,231	55,329
Murphy USA, Inc.	1,688	846,954
†National Vision Holdings, Inc.	4,591	47,838
†ODP Corp.	2,444	55,577
†O'Reilly Automotive, Inc.	1,396	1,655,377
Penske Automotive Group, Inc.	4,707	717,535
†PetMed Express, Inc.	1,000	4,820
†Revolve Group, Inc.	600	20,094
†RH	1,359	534,889
Ross Stores, Inc.	13,345	2,018,698
LVIP Dimensional U.S. Core Equity 1 Fund-23

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†Sally Beauty Holdings, Inc.	5,960	$62,282
Shoe Carnival, Inc.	3,150	104,202
Signet Jewelers Ltd.	5,297	427,521
†Sleep Number Corp.	2,723	41,498
Sonic Automotive, Inc. Class A	3,294	208,675
†Sportsman's Warehouse Holdings, Inc.	165	441
†Tilly's, Inc. Class A	4,502	19,133
TJX Cos., Inc.	30,360	3,667,792
Tractor Supply Co.	23,364	1,239,694
†Ulta Beauty, Inc.	2,365	1,028,609
Upbound Group, Inc.	4,964	144,800
†Urban Outfitters, Inc.	7,875	432,180
†Valvoline, Inc.	8,307	300,547
†Victoria's Secret & Co.	4,609	190,905
†Warby Parker, Inc. Class A	5,600	135,576
Williams-Sonoma, Inc.	10,295	1,906,428
Winmark Corp.	151	59,354
†Zumiez, Inc.	3,015	57,798
		42,907,820
Technology Hardware, Storage & Peripherals–5.84%
Apple, Inc.	362,932	90,885,431
†Corsair Gaming, Inc.	3,545	23,432
Dell Technologies, Inc. Class C	6,816	785,476
†Diebold Nixdorf, Inc.	1,788	76,956
Hewlett Packard Enterprise Co.	59,887	1,278,588
HP, Inc.	32,710	1,067,327
NetApp, Inc.	8,759	1,016,745
†Pure Storage, Inc. Class A	6,893	423,437
Seagate Technology Holdings PLC	7,201	621,518
†Western Digital Corp.	14,536	866,782
Xerox Holdings Corp.	14,324	120,751
		97,166,443
Textiles, Apparel & Luxury Goods–0.67%
†Capri Holdings Ltd.	11,908	250,782
Carter's, Inc.	3,697	200,340
Columbia Sportswear Co.	4,239	355,779
†Crocs, Inc.	3,739	409,533
†Culp, Inc.	695	4,080
†Deckers Outdoor Corp.	6,431	1,306,072
†Figs, Inc. Class A	6,522	40,371
†Fossil Group, Inc.	8,573	14,317
†G-III Apparel Group Ltd.	4,144	135,177
†Hanesbrands, Inc.	36,640	298,250
Kontoor Brands, Inc.	4,497	384,089
Levi Strauss & Co. Class A	6,870	118,851
†Lululemon Athletica, Inc.	3,152	1,205,356
Movado Group, Inc.	2,255	44,378
NIKE, Inc. Class B	30,702	2,323,220
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods (continued)
Oxford Industries, Inc.	949	$74,762
PVH Corp.	4,205	444,679
Ralph Lauren Corp.	3,815	881,189
†Skechers USA, Inc. Class A	10,959	736,883
Steven Madden Ltd.	5,325	226,419
Tapestry, Inc.	16,823	1,099,047
†Under Armour, Inc. Class A	23,812	184,385
†Unifi, Inc.	3,174	19,837
†Vera Bradley, Inc.	810	3,183
VF Corp.	13,941	299,174
Wolverine World Wide, Inc.	2,098	46,576
		11,106,729
Tobacco–0.40%
Altria Group, Inc.	39,704	2,076,122
Philip Morris International, Inc.	35,920	4,322,972
Turning Point Brands, Inc.	2,141	128,674
Universal Corp.	2,261	123,994
		6,651,762
Trading Companies & Distributors–0.96%
Air Lease Corp.	10,742	517,872
Alta Equipment Group, Inc.	1,440	9,418
Applied Industrial Technologies, Inc.	3,004	719,368
†Beacon Roofing Supply, Inc.	7,633	775,360
†BlueLinx Holdings, Inc.	972	99,300
Boise Cascade Co.	3,916	465,456
†Core & Main, Inc. Class A	7,166	364,821
†Custom Truck One Source, Inc.	7,992	38,442
†Distribution Solutions Group, Inc.	1,498	51,531
†DNOW, Inc.	11,171	145,335
†DXP Enterprises, Inc.	1,631	134,753
Fastenal Co.	22,609	1,625,813
Ferguson Enterprises, Inc.	7,010	1,216,726
GATX Corp.	3,554	550,728
Global Industrial Co.	4,022	99,705
†GMS, Inc.	4,268	362,054
H&E Equipment Services, Inc.	4,857	237,799
Herc Holdings, Inc.	3,610	683,481
†Hudson Technologies, Inc.	4,947	27,604
McGrath RentCorp	2,004	224,087
†MRC Global, Inc.	9,716	124,170
MSC Industrial Direct Co., Inc. Class A	4,223	315,416
Rush Enterprises, Inc. Class A	7,743	423,932
†SiteOne Landscape Supply, Inc.	1,610	212,150
†Titan Machinery, Inc.	2,915	41,189
†Transcat, Inc.	373	39,441
LVIP Dimensional U.S. Core Equity 1 Fund-24

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
United Rentals, Inc.	3,735	$2,631,083
Watsco, Inc.	1,255	594,732
WESCO International, Inc.	5,529	1,000,528
Willis Lease Finance Corp.	304	63,095
WW Grainger, Inc.	1,968	2,074,370
†Xometry, Inc. Class A	1,644	70,133
		15,939,892
Water Utilities–0.10%
American States Water Co.	2,081	161,735
American Water Works Co., Inc.	5,951	740,840
Artesian Resources Corp. Class A	766	24,221
California Water Service Group	3,488	158,111
Essential Utilities, Inc.	9,219	334,834
Middlesex Water Co.	1,357	71,419
SJW Group	1,775	87,365
York Water Co.	591	19,338
		1,597,863
Wireless Telecommunication Services–0.26%
†Gogo, Inc.	3,721	30,103
Spok Holdings, Inc.	1,858	29,821
Telephone & Data Systems, Inc.	9,452	322,408
T-Mobile U.S., Inc.	16,996	3,751,527
†U.S. Cellular Corp.	3,838	240,719
		4,374,578
Total Common Stock (Cost $643,941,321)		1,660,019,577
	Number of Shares	Value (U.S. $)
RIGHTS–0.00%
=†ABIOMED, Inc.	1,351	$1,378
=†Chinook Therapeutics, Inc.	5,559	2,168
=†Mirati Therapeutics, Inc.	1,683	5,015
=†Resolute Forest Products, Inc.	7,351	1,958
=†Spectrum Pharmaceuticals, Inc.	5,200	0
Total Rights (Cost $15,578)		10,519

MONEY MARKET FUND–0.32%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.43%)	5,273,222	5,273,222
Total Money Market Fund (Cost $5,273,222)		5,273,222

TOTAL INVESTMENTS–100.06% (Cost $649,230,121)	1,665,303,318
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(943,037)
NET ASSETS APPLICABLE TO 34,400,225 SHARES OUTSTANDING–100.00%	$1,664,360,281
NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL U.S. CORE EQUITY 1 FUND STANDARD CLASS ($1,298,111,837 / 26,771,364 Shares)	$48.489
NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL U.S. CORE EQUITY 1 FUND SERVICE CLASS ($366,248,444 / 7,628,861 Shares)	$48.008
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$537,726,826
Distributable earnings/(accumulated loss)	1,126,633,455
TOTAL NET ASSETS	$1,664,360,281

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
LVIP Dimensional U.S. Core Equity 1 Fund-25

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)

★Includes $1,478,600 payable for fund shares redeemed, $25,205 other accrued expenses payable, $623,747 due to manager and affiliates,
$22,140 payable for audit fee and $65,374 payable for fund accounting fee as of December 31, 2024.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 1 Fund-26

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Dividends	$23,676,928
Foreign taxes withheld	(9,952)
23,666,976
EXPENSES:
Management fees	5,475,479
Distribution fees-Service Class	1,239,292
Shareholder servicing fees	475,163
Accounting and administration expenses	268,173
Professional fees	69,430
Reports and statements to shareholders	54,697
Trustees’ fees and expenses	51,543
Pricing fees	16,949
Consulting fees	16,550
Custodian fees	11,633
Other	52,307
7,731,216
Less:
Management fees waived	(163,849)
Total operating expenses	7,567,367
NET INVESTMENT INCOME	16,099,609
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	116,911,002
Foreign currencies	(17)
Net realized gain	116,910,985
Net change in unrealized appreciation (depreciation) of:
Investments	172,196,897
Foreign currencies	11
Net change in unrealized appreciation (depreciation)	172,196,908
NET REALIZED AND UNREALIZED GAIN	289,107,893
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$305,207,502
See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional U.S. Core Equity 1 Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/24	12/31/23
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$16,099,609	$18,054,470
Net realized gain	116,910,985	69,510,108
Net change in unrealized appreciation (depreciation)	172,196,908	208,327,054
Net increase in net assets resulting from operations	305,207,502	295,891,632
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(68,073,304)	(68,868,573)
Service Class	(17,927,926)	(17,594,037)
	(86,001,230)	(86,462,610)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	22,500,546	18,263,225
Service Class	38,351,894	36,827,872
Reinvestment of dividends and distributions:
Standard Class	68,073,304	68,868,573
Service Class	17,927,926	17,594,037
	146,853,670	141,553,707
Cost of shares redeemed:
Standard Class	(172,392,252)	(132,602,855)
Service Class	(67,648,481)	(40,650,648)
	(240,040,733)	(173,253,503)
Decrease in net assets derived from capital share transactions	(93,187,063)	(31,699,796)
NET INCREASE IN NET ASSETS	126,019,209	177,729,226
NET ASSETS:
Beginning of year	1,538,341,072	1,360,611,846
End of year	$1,664,360,281	$1,538,341,072
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 1 Fund-27

LVIP Dimensional U.S. Core Equity 1 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional U.S. Core Equity 1 Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$42.351	$36.647	$46.337	$38.201	$34.698
Income (loss) from investment operations:
Net investment income[1]	0.497	0.527	0.518	0.447	0.454
Net realized and unrealized gain (loss)	8.222	7.651	(7.682)	9.971	4.986
Total from investment operations	8.719	8.178	(7.164)	10.418	5.440
Less dividends and distributions from:
Net investment income	(0.519)	(0.544)	(0.539)	(0.512)	(0.520)
Net realized gain	(2.062)	(1.930)	(1.987)	(1.770)	(1.417)
Total dividends and distributions	(2.581)	(2.474)	(2.526)	(2.282)	(1.937)
Net asset value, end of period	$48.489	$42.351	$36.647	$46.337	$38.201
Total return[2]	20.77%	22.78%	(15.25% )	27.55%	16.40%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,298,112	$1,207,572	$1,087,032	$1,409,944	$1,235,576
Ratio of expenses to average net assets	0.39%	0.40%	0.39%	0.38%	0.41%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.40%	0.41%	0.40%	0.39%	0.41%
Ratio of net investment income to average net assets	1.05%	1.33%	1.29%	1.03%	1.37%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.04%	1.32%	1.28%	1.02%	1.37%
Portfolio turnover	4%	5%	4%	3%	6%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 1 Fund-28

LVIP Dimensional U.S. Core Equity 1 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional U.S. Core Equity 1 Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$41.962	$36.346	$45.979	$37.935	$34.486
Income (loss) from investment operations:
Net investment income[1]	0.329	0.384	0.373	0.292	0.335
Net realized and unrealized gain (loss)	8.134	7.571	(7.615)	9.885	4.934
Total from investment operations	8.463	7.955	(7.242)	10.177	5.269
Less dividends and distributions from:
Net investment income	(0.355)	(0.409)	(0.404)	(0.363)	(0.403)
Net realized gain	(2.062)	(1.930)	(1.987)	(1.770)	(1.417)
Total dividends and distributions	(2.417)	(2.339)	(2.391)	(2.133)	(1.820)
Net asset value, end of period	$48.008	$41.962	$36.346	$45.979	$37.935
Total return[2]	20.35%	22.36%	(15.54% )	27.10%	16.00%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$366,248	$330,769	$273,580	$328,843	$262,481
Ratio of expenses to average net assets	0.74%	0.75%	0.74%	0.73%	0.76%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.75%	0.76%	0.75%	0.74%	0.76%
Ratio of net investment income to average net assets	0.70%	0.98%	0.94%	0.68%	1.02%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.69%	0.97%	0.93%	0.67%	1.02%
Portfolio turnover	4%	5%	4%	3%	6%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 1 Fund-29

LVIP Dimensional U.S. Core Equity 1 Fund
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Dimensional U.S. Core Equity 1 Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign
LVIP Dimensional U.S. Core Equity 1 Fund-30

LVIP Dimensional U.S. Core Equity 1 Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the year ended December 31, 2024.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.48% of the first $200 million of the Fund’s average daily net assets; 0.40% of the next $200 million; and 0.30% of the Fund’s average daily net assets in excess of $400 million.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.01% of the Fund's average daily net assets.   The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
Dimensional Fund Advisors LP (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$134,038
Legal	20,354
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP Dimensional U.S. Core Equity 1 Fund-31

LVIP Dimensional U.S. Core Equity 1 Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $19,683 for the year ended December 31, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$469,577
Distribution fees payable to LFD	111,955
Shareholder servicing fees payable to Lincoln Life	42,215
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$62,977,580
Sales	226,972,448
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments	$652,808,920
Aggregate unrealized appreciation of investments	$1,081,516,806
Aggregate unrealized depreciation of investments	(69,022,444)
Net unrealized appreciation of investments	$1,012,494,362
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Dimensional U.S. Core Equity 1 Fund-32

LVIP Dimensional U.S. Core Equity 1 Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$27,843,005	$—	$—	$27,843,005
Air Freight & Logistics	8,159,803	—	—	8,159,803
Automobile Components	5,437,877	—	—	5,437,877
Automobiles	19,445,669	—	—	19,445,669
Banks	84,776,264	—	—	84,776,264
Beverages	16,158,640	—	—	16,158,640
Biotechnology	28,159,352	—	26,228	28,185,580
Broadline Retail	51,314,462	—	—	51,314,462
Building Products	19,111,292	—	—	19,111,292
Capital Markets	55,463,786	—	—	55,463,786
Chemicals	27,205,887	—	—	27,205,887
Commercial Services & Supplies	13,796,488	—	— *	13,796,488
Communications Equipment	15,325,268	—	—	15,325,268
Construction & Engineering	10,852,564	—	—	10,852,564
Construction Materials	4,353,829	—	—	4,353,829
Consumer Finance	15,997,159	—	—	15,997,159
Consumer Staples Distribution & Retail	34,035,008	—	—	34,035,008
Containers & Packaging	11,019,435	—	—	11,019,435
Distributors	2,131,268	—	—	2,131,268
Diversified Consumer Services	5,011,871	—	—	5,011,871
Diversified Telecommunication Services	15,625,784	—	—	15,625,784
Electric Utilities	22,131,683	—	—	22,131,683
Electrical Equipment	14,251,906	—	—	14,251,906
Electronic Equipment, Instruments & Components	22,778,352	—	—	22,778,352
Energy Equipment & Services	8,760,219	—	—	8,760,219
Entertainment	19,183,105	—	—	19,183,105
Financial Services	58,360,670	—	—	58,360,670
Food Products	15,978,471	—	—	15,978,471
Gas Utilities	2,957,329	—	—	2,957,329
Ground Transportation	17,220,939	—	—	17,220,939
Health Care Equipment & Supplies	28,039,318	—	— *	28,039,318
Health Care Providers & Services	37,145,930	—	—	37,145,930
Health Care Technology	1,190,852	—	—	1,190,852
Hotels, Restaurants & Leisure	35,784,319	—	—	35,784,319
Household Durables	17,781,065	—	—	17,781,065
Household Products	14,306,940	—	—	14,306,940
Independent Power and Renewable Electricity Producers	3,246,190	—	—	3,246,190
Industrial Conglomerates	5,163,632	—	—	5,163,632
Insurance	53,005,507	—	—	53,005,507
Interactive Media & Services	79,831,952	—	—	79,831,952
IT Services	19,403,319	—	—	19,403,319
Leisure Products	2,575,928	—	—	2,575,928
Life Sciences Tools & Services	16,846,010	—	—	16,846,010
Machinery	45,576,485	—	—	45,576,485
Marine Transportation	1,211,144	—	—	1,211,144
Media	17,762,793	—	—	17,762,793
Metals & Mining	13,269,748	—	—	13,269,748
Multi-Utilities	9,915,425	—	—	9,915,425
Oil, Gas & Consumable Fuels	68,348,764	—	—	68,348,764
Paper & Forest Products	944,409	—	—	944,409
Passenger Airlines	7,589,698	—	—	7,589,698
Personal Care Products	4,009,721	—	—	4,009,721
Pharmaceuticals	43,488,889	—	—	43,488,889
Professional Services	21,960,630	—	—	21,960,630
Real Estate Management & Development	5,174,917	—	—	5,174,917
LVIP Dimensional U.S. Core Equity 1 Fund-33

LVIP Dimensional U.S. Core Equity 1 Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Semiconductors & Semiconductor Equipment	$149,857,291	$—	$—	$149,857,291
Software	123,970,001	—	—	123,970,001
Specialty Retail	42,907,820	—	—	42,907,820
Technology Hardware, Storage & Peripherals	97,166,443	—	—	97,166,443
Textiles, Apparel & Luxury Goods	11,106,729	—	—	11,106,729
Tobacco	6,651,762	—	—	6,651,762
Trading Companies & Distributors	15,939,892	—	—	15,939,892
Water Utilities	1,597,863	—	—	1,597,863
Wireless Telecommunication Services	4,374,578	—	—	4,374,578
Rights	—	—	10,519	10,519
Money Market Fund	5,273,222	—	—	5,273,222
Total Investments	$1,665,266,571	$—	$36,747	$1,665,303,318

*	Includes securities that have been valued at zero on the "Statement of Net Assets" that are considered to be Level 3 investments in this table.
During the year ended December 31, 2024, there were no material transfers to or from Level 3 investments.
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the year ended December 31, 2024.
Asset Type	Fair Value at December 31, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(a)
Common Stock	$26,228	Enterprise Value	Deal Terms	#
Rights	$10,519	Enterprise Value	Deal Terms	#
		Enterprise Value	Deal Terms - Intrinsic Value	#
		Enterprise Value	Deal Terms - Discount Applied (b)	81.25% (N/A)
Total	$36,747
# The quantitative unobservable inputs within this category are based on recent transactions or valuation from a pricing service or corporate action. There were no quantitative unobservable inputs significant to the valuation technique that were created by the fund’s management.

The table above excludes investments that have been deemed worthless and have been valued at zero as there are no unobservable inputs for these securities.
(a) Unobservable inputs were weighted by the relative fair value of the instruments, where applicable.
(b) Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to significantly increase or decrease the fair value of the Fund's securities.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balances as of 12/31/2023	Reclassifications	Purchases	Sales	Transfer In	Transfer Out	Accretion/ (amortization)	Net realized gain (loss)	Net change in unrealized appreciation (depreciation)	Balance as of 12/31/24	Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 12/31/24
Common Stock	$35,190	$—	$—	$—	$—	$—	$—	$—	$(8,962)	$26,228	$(8,962)
Rights	26,707	—	1,178	(5,527)	—	—	—	2,985	(14,824)	10,519	(15,874)
Total	$61,897	$—	$1,178	$(5,527)	$—	— $	$—	$2,985	$(23,786)	$36,747	$(24,836)
LVIP Dimensional U.S. Core Equity 1 Fund-34

LVIP Dimensional U.S. Core Equity 1 Fund
Notes to Financial Statements (continued)
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale loss deferrals and adjustments related to distributions from underlying real estate investment trusts (REITS).   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Year Ended
	12/31/24	12/31/23
Ordinary income	$18,848,099	$20,288,658
Long-term capital gains	67,153,131	66,173,952
Total	$86,001,230	$86,462,610
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$752,151
Undistributed long-term capital gains	113,386,942
Net unrealized appreciation	1,012,494,362
Distributable earnings/(accumulated loss)	$1,126,633,455
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, there were no permanent differences requiring a reclassification.
At December 31, 2024, the Fund had no capital loss carryforwards for federal income tax purposes.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/24	12/31/23
Shares sold:
Standard Class	479,243	462,607
Service Class	818,616	937,581
Shares reinvested:
Standard Class	1,432,511	1,719,921
Service Class	382,142	445,565
	3,112,512	3,565,674
Shares redeemed:
Standard Class	(3,653,899)	(3,331,489)
Service Class	(1,454,528)	(1,027,569)
	(5,108,427)	(4,359,058)
Net decrease	(1,995,915)	(793,384)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Effective, February 12, 2025, the line of credit was renewed.
The Fund had no amounts outstanding as of December 31, 2024, or at any time during the year.
LVIP Dimensional U.S. Core Equity 1 Fund-35

LVIP Dimensional U.S. Core Equity 1 Fund
Notes to Financial Statements (continued)
8. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Dimensional U.S. Core Equity 1 Fund-36

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP Dimensional U.S. Core Equity 1 Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP Dimensional U.S. Core Equity 1 Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and others. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP Dimensional U.S. Core Equity 1 Fund–37

LVIP Dimensional U.S. Core Equity 2 Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP Dimensional U.S. Core Equity 2 Fund

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets
December 31, 2024

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.78%
Aerospace & Defense–1.58%
†AAR Corp.	1,723	$105,585
†AeroVironment, Inc.	732	112,648
†AerSale Corp.	2,639	16,626
†Astronics Corp.	3,366	53,829
†Axon Enterprise, Inc.	615	365,507
†Boeing Co.	3,476	615,252
BWX Technologies, Inc.	3,496	389,419
†Byrna Technologies, Inc.	1,860	53,587
Cadre Holdings, Inc.	739	23,870
Curtiss-Wright Corp.	1,974	700,513
†Ducommun, Inc.	1,095	69,708
General Dynamics Corp.	3,688	971,751
General Electric Co.	6,527	1,088,638
HEICO Corp.	1,816	380,696
Hexcel Corp.	2,914	182,708
Howmet Aerospace, Inc.	8,161	892,569
Huntington Ingalls Industries, Inc.	1,759	332,398
†Innovative Solutions & Support, Inc.	1,699	14,509
†Kratos Defense & Security Solutions, Inc.	7,221	190,490
L3Harris Technologies, Inc.	3,347	703,807
Lockheed Martin Corp.	4,642	2,255,734
†Mercury Systems, Inc.	2,952	123,984
Moog, Inc. Class A	1,791	352,540
National Presto Industries, Inc.	415	40,844
Northrop Grumman Corp.	1,510	708,628
Park Aerospace Corp.	1,422	20,832
RTX Corp.	16,144	1,868,184
Textron, Inc.	6,314	482,958
TransDigm Group, Inc.	318	402,995
†Triumph Group, Inc.	2,183	40,735
†V2X, Inc.	700	33,481
Woodward, Inc.	2,515	418,546
		14,013,571
Air Freight & Logistics–0.57%
†Air Transport Services Group, Inc.	4,399	96,690
CH Robinson Worldwide, Inc.	6,303	651,226
Expeditors International of Washington, Inc.	5,175	573,235
FedEx Corp.	5,190	1,460,103
†GXO Logistics, Inc.	6,121	266,263
Hub Group, Inc. Class A	3,686	164,248
†Radiant Logistics, Inc.	4,220	28,274
United Parcel Service, Inc. Class B	14,166	1,786,333
		5,026,372
Automobile Components–0.40%
†Adient PLC	4,510	77,707
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Automobile Components (continued)
†American Axle & Manufacturing Holdings, Inc.	7,274	$42,407
†Aptiv PLC	4,752	287,401
Autoliv, Inc.	4,792	449,442
BorgWarner, Inc.	12,525	398,170
†Cooper-Standard Holdings, Inc.	1,627	22,062
Dana, Inc.	5,837	67,476
†Dorman Products, Inc.	1,581	204,819
†Fox Factory Holding Corp.	1,929	58,391
†Garrett Motion, Inc.	3,700	33,411
Gentex Corp.	11,351	326,114
†Gentherm, Inc.	1,650	65,876
†Goodyear Tire & Rubber Co.	13,734	123,606
LCI Industries	1,744	180,312
Lear Corp.	2,526	239,212
†Modine Manufacturing Co.	3,832	444,244
†Motorcar Parts of America, Inc.	2,131	16,196
Patrick Industries, Inc.	2,556	212,353
Phinia, Inc.	2,977	143,402
†QuantumScape Corp.	1,307	6,783
Standard Motor Products, Inc.	1,116	34,574
†Stoneridge, Inc.	2,012	12,615
†Strattec Security Corp.	351	14,461
†Visteon Corp.	1,029	91,293
†XPEL, Inc.	810	32,351
		3,584,678
Automobiles–0.69%
Ford Motor Co.	86,377	855,132
General Motors Co.	25,699	1,368,986
Harley-Davidson, Inc.	8,798	265,084
†Lucid Group, Inc.	17,187	51,905
†Rivian Automotive, Inc. Class A	7,819	103,993
†Tesla, Inc.	7,774	3,139,452
Thor Industries, Inc.	3,123	298,902
Winnebago Industries, Inc.	1,657	79,171
		6,162,625
Banks–5.45%
1st Source Corp.	1,869	109,112
ACNB Corp.	300	11,949
Amalgamated Financial Corp.	896	29,989
Amerant Bancorp, Inc.	828	18,555
Ameris Bancorp	4,264	266,798
Ames National Corp.	508	8,346
Arrow Financial Corp.	1,317	37,811
Associated Banc-Corp.	9,472	226,381
Atlantic Union Bankshares Corp.	6,009	227,621
LVIP Dimensional U.S. Core Equity 2 Fund-1

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
†Axos Financial, Inc.	4,313	$301,263
Banc of California, Inc.	1,557	24,071
BancFirst Corp.	2,190	256,624
†Bancorp, Inc.	3,418	179,889
Bank of America Corp.	75,218	3,305,831
Bank of Hawaii Corp.	2,642	188,216
Bank of Marin Bancorp	1,102	26,195
Bank of NT Butterfield & Son Ltd.	3,380	123,539
Bank OZK	7,738	344,573
Bank7 Corp.	716	33,409
BankFinancial Corp.	1,093	13,876
BankUnited, Inc.	5,824	222,302
Bankwell Financial Group, Inc.	404	12,585
Banner Corp.	1,939	129,467
Bar Harbor Bankshares	748	22,874
BayCom Corp.	1,762	47,292
BCB Bancorp, Inc.	920	10,893
Berkshire Hills Bancorp, Inc.	3,684	104,736
†Blue Foundry Bancorp	1,892	18,561
†Blue Ridge Bankshares, Inc.	816	2,628
BOK Financial Corp.	3,149	335,211
†Bridgewater Bancshares, Inc.	1,259	17,009
Brookline Bancorp, Inc.	6,793	80,157
Burke & Herbert Financial Services Corp.	226	14,093
Business First Bancshares, Inc.	727	18,684
Byline Bancorp, Inc.	1,200	34,800
C&F Financial Corp.	247	17,599
Cadence Bank	12,724	438,342
†California BanCorp	651	10,768
Camden National Corp.	1,173	50,134
Capital Bancorp, Inc.	649	18,497
Capital City Bank Group, Inc.	1,029	37,713
Capitol Federal Financial, Inc.	10,543	62,309
†Carter Bankshares, Inc.	1,205	21,196
Cathay General Bancorp	5,111	243,335
Central Pacific Financial Corp.	1,797	52,203
CF Bankshares, Inc.	455	11,621
Chemung Financial Corp.	348	16,986
Citigroup, Inc.	25,062	1,764,114
Citizens & Northern Corp.	830	15,438
Citizens Community Bancorp, Inc.	134	2,183
Citizens Financial Group, Inc.	10,761	470,901
Citizens Financial Services, Inc.	346	21,905
City Holding Co.	1,056	125,115
Civista Bancshares, Inc.	1,887	39,702
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
CNB Financial Corp.	1,363	$33,884
†Coastal Financial Corp.	985	83,636
Colony Bankcorp, Inc.	809	13,057
Columbia Banking System, Inc.	1,804	48,726
†Columbia Financial, Inc.	5,791	91,556
Comerica, Inc.	5,568	344,381
Commerce Bancshares, Inc.	7,201	448,694
Community Financial System, Inc.	3,521	217,175
Community Trust Bancorp, Inc.	1,576	83,575
Community West Bancshares	1,280	24,794
ConnectOne Bancorp, Inc.	3,369	77,184
†CrossFirst Bankshares, Inc.	2,044	30,967
Cullen/Frost Bankers, Inc.	1,764	236,817
†Customers Bancorp, Inc.	2,325	113,181
CVB Financial Corp.	8,489	181,749
Dime Community Bancshares, Inc.	3,418	105,052
Eagle Bancorp, Inc.	2,082	54,194
East West Bancorp, Inc.	8,063	772,113
Eastern Bankshares, Inc.	7,198	124,166
Enterprise Bancorp, Inc.	505	19,968
Enterprise Financial Services Corp.	2,260	127,464
Equity Bancshares, Inc. Class A	1,411	59,855
Esquire Financial Holdings, Inc.	464	36,888
ESSA Bancorp, Inc.	506	9,867
Evans Bancorp, Inc.	369	15,978
Farmers & Merchants Bancorp, Inc.	621	18,288
Farmers National Banc Corp.	1,405	19,979
FB Financial Corp.	3,337	171,889
†FFBW, Inc.	88	1,247
Fidelity D&D Bancorp, Inc.	372	18,154
Fifth Third Bancorp	18,805	795,075
Financial Institutions, Inc.	1,236	33,730
Finward Bancorp	301	8,461
First BanCorp	11,732	218,098
First Bancorp, Inc.	400	10,940
First Bancorp/Southern Pines NC	2,305	101,351
First Bancshares, Inc.	1,446	50,610
First Bank	702	9,877
First Busey Corp.	3,995	94,162
First Business Financial Services, Inc.	400	18,516
First Capital, Inc.	402	12,824
First Citizens BancShares, Inc. Class A	482	1,018,476
First Commonwealth Financial Corp.	7,586	128,355
LVIP Dimensional U.S. Core Equity 2 Fund-2

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
First Community Bankshares, Inc.	1,806	$75,202
First Financial Bancorp	6,619	177,919
First Financial Bankshares, Inc.	6,396	230,576
First Financial Corp.	910	42,033
First Foundation, Inc.	3,162	19,636
First Hawaiian, Inc.	9,409	244,164
First Horizon Corp.	5,344	107,628
First Internet Bancorp	281	10,113
First Interstate BancSystem, Inc. Class A	5,713	185,501
First Merchants Corp.	3,427	136,703
First Mid Bancshares, Inc.	782	28,793
First of Long Island Corp.	2,890	33,755
First Savings Financial Group, Inc.	486	12,908
†First Seacoast Bancorp, Inc.	801	7,994
First United Corp.	461	15,540
†First Western Financial, Inc.	385	7,527
Five Star Bancorp	972	29,247
Flagstar Financial, Inc.	3,089	28,820
Flushing Financial Corp.	2,575	36,771
FNB Corp.	24,748	365,775
Franklin Financial Services Corp.	484	14,472
FS Bancorp, Inc.	364	14,946
Fulton Financial Corp.	10,167	196,020
†FVCBankcorp, Inc.	1,846	23,204
German American Bancorp, Inc.	1,832	73,683
Glacier Bancorp, Inc.	7,320	367,610
Great Southern Bancorp, Inc.	1,288	76,894
Guaranty Bancshares, Inc.	986	34,116
Hancock Whitney Corp.	5,726	313,327
Hanmi Financial Corp.	2,726	64,388
HarborOne Bancorp, Inc.	3,449	40,802
Hawthorn Bancshares, Inc.	432	12,247
HBT Financial, Inc.	668	14,629
Heartland Financial USA, Inc.	2,936	179,991
Heritage Commerce Corp.	4,676	43,861
Heritage Financial Corp.	2,744	67,228
Hilltop Holdings, Inc.	4,920	140,860
Hingham Institution For Savings	65	16,519
Home Bancorp, Inc.	767	35,443
Home BancShares, Inc.	11,965	338,609
†HomeStreet, Inc.	1,444	16,490
HomeTrust Bancshares, Inc.	2,018	67,966
Hope Bancorp, Inc.	7,589	93,269
Horizon Bancorp, Inc.	3,992	64,311
Huntington Bancshares, Inc.	38,021	618,602
Independent Bank Corp.	5,232	278,737
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Independent Bank Group, Inc.	3,133	$190,079
International Bancshares Corp.	4,629	292,368
Investar Holding Corp.	619	13,593
JPMorgan Chase & Co.	29,980	7,186,506
Kearny Financial Corp.	3,902	27,626
KeyCorp	23,443	401,813
Lakeland Financial Corp.	1,686	115,929
Landmark Bancorp, Inc.	611	14,670
LCNB Corp.	779	11,786
Live Oak Bancshares, Inc.	3,910	154,640
M&T Bank Corp.	4,319	812,015
MainStreet Bancshares, Inc.	481	8,706
Mercantile Bank Corp.	1,549	68,915
Meridian Corp.	630	8,637
Metrocity Bankshares, Inc.	927	29,618
†Metropolitan Bank Holding Corp.	1,000	58,400
Mid Penn Bancorp, Inc.	517	14,910
Middlefield Banc Corp.	600	16,830
Midland States Bancorp, Inc.	2,021	49,312
MidWestOne Financial Group, Inc.	1,275	37,128
MVB Financial Corp.	505	10,454
National Bank Holdings Corp. Class A	1,818	78,283
National Bankshares, Inc.	222	6,374
NBT Bancorp, Inc.	3,590	171,458
Nicolet Bankshares, Inc.	736	77,214
Northeast Bank	600	55,038
Northeast Community Bancorp, Inc.	1,217	29,768
Northfield Bancorp, Inc.	4,576	53,173
Northrim BanCorp, Inc.	322	25,097
Northwest Bancshares, Inc.	9,475	124,975
Norwood Financial Corp.	355	9,658
Oak Valley Bancorp	1,718	50,252
OceanFirst Financial Corp.	3,787	68,545
OFG Bancorp	3,694	156,330
Ohio Valley Banc Corp.	303	7,336
Old National Bancorp	21,386	464,183
Old Point Financial Corp.	531	13,838
Old Second Bancorp, Inc.	1,033	18,367
OP Bancorp	1,114	17,612
†OptimumBank Holdings, Inc.	160	762
Orange County Bancorp, Inc.	220	12,225
Origin Bancorp, Inc.	1,422	47,338
Orrstown Financial Services, Inc.	843	30,862
Pacific Premier Bancorp, Inc.	5,733	142,866
Park National Corp.	1,191	204,173
Parke Bancorp, Inc.	739	15,157
Pathward Financial, Inc.	1,717	126,337
LVIP Dimensional U.S. Core Equity 2 Fund-3

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
†Patriot National Bancorp, Inc.	972	$1,788
PCB Bancorp	642	12,994
Peapack-Gladstone Financial Corp.	1,320	42,306
Penns Woods Bancorp, Inc.	878	26,682
Peoples Bancorp of North Carolina, Inc.	800	25,000
Peoples Bancorp, Inc.	2,814	89,176
Peoples Financial Services Corp.	603	30,862
Pinnacle Financial Partners, Inc.	3,905	446,693
†Pioneer Bancorp, Inc.	1,588	18,294
Plumas Bancorp	367	17,344
PNC Financial Services Group, Inc.	5,084	980,449
†Ponce Financial Group, Inc.	1,139	14,807
Popular, Inc.	4,537	426,750
Preferred Bank	1,120	96,746
Premier Financial Corp.	3,387	86,606
Primis Financial Corp.	1,601	18,668
Princeton Bancorp, Inc.	477	16,423
Prosperity Bancshares, Inc.	4,571	344,425
†Provident Bancorp, Inc.	1,300	14,820
Provident Financial Services, Inc.	8,464	159,716
QCR Holdings, Inc.	1,366	110,154
RBB Bancorp	1,258	25,776
Red River Bancshares, Inc.	400	21,592
Regions Financial Corp.	24,752	582,167
Renasant Corp.	4,113	147,040
Republic Bancorp, Inc. Class A	1,308	91,390
Richmond Mutual BanCorp, Inc.	246	3,481
Riverview Bancorp, Inc.	1,450	8,323
S&T Bancorp, Inc.	3,057	116,839
Sandy Spring Bancorp, Inc.	3,595	121,187
SB Financial Group, Inc.	200	4,182
Seacoast Banking Corp. of Florida	3,281	90,326
ServisFirst Bancshares, Inc.	3,116	264,050
Shore Bancshares, Inc.	1,726	27,357
Sierra Bancorp	1,304	37,712
Simmons First National Corp. Class A	7,801	173,026
SmartFinancial, Inc.	542	16,791
South Plains Financial, Inc.	621	21,580
†Southern First Bancshares, Inc.	419	16,655
Southern Missouri Bancorp, Inc.	664	38,094
Southern States Bancshares, Inc.	652	21,718
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Southside Bancshares, Inc.	2,708	$86,006
SouthState Corp.	4,177	415,528
Stellar Bancorp, Inc.	2,888	81,875
†Sterling Bancorp, Inc.	1,968	9,368
Stock Yards Bancorp, Inc.	1,461	104,622
Synovus Financial Corp.	9,521	487,761
Territorial Bancorp, Inc.	299	2,909
†Texas Capital Bancshares, Inc.	2,530	197,846
TFS Financial Corp.	7,410	93,070
†Third Coast Bancshares, Inc.	784	26,617
Timberland Bancorp, Inc.	400	12,204
Tompkins Financial Corp.	1,112	75,427
Towne Bank	4,814	163,965
TriCo Bancshares	2,055	89,804
†Triumph Financial, Inc.	1,337	121,507
Truist Financial Corp.	15,133	656,470
TrustCo Bank Corp.	1,470	48,966
Trustmark Corp.	4,607	162,950
U.S. Bancorp	20,983	1,003,617
UMB Financial Corp.	2,898	327,068
United Bankshares, Inc.	8,773	329,426
United Community Banks, Inc.	5,327	172,115
United Security Bancshares	2,131	21,523
Unity Bancorp, Inc.	845	36,850
Univest Financial Corp.	2,727	80,474
USCB Financial Holdings, Inc.	1,035	18,371
Valley National Bancorp	26,937	244,049
Veritex Holdings, Inc.	2,371	64,396
Virginia National Bankshares Corp.	307	11,727
WaFd, Inc.	4,981	160,587
Washington Trust Bancorp, Inc.	1,505	47,182
Webster Financial Corp.	8,771	484,335
Wells Fargo & Co.	44,820	3,148,157
WesBanco, Inc.	5,072	165,043
West BanCorp, Inc.	758	16,411
Westamerica BanCorp	1,867	97,943
Western Alliance Bancorp	5,374	448,944
Western New England Bancorp, Inc.	1,120	10,304
William Penn Bancorp	914	10,968
Wintrust Financial Corp.	3,133	390,716
WSFS Financial Corp.	4,769	253,377
Zions Bancorp NA	7,368	399,714
		48,436,520
Beverages–1.04%
†Boston Beer Co., Inc. Class A	359	107,693
Brown-Forman Corp. Class A	8,438	319,989
†Celsius Holdings, Inc.	3,129	82,418
Coca-Cola Co.	43,598	2,714,411
LVIP Dimensional U.S. Core Equity 2 Fund-4

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Beverages (continued)
Coca-Cola Consolidated, Inc.	532	$670,315
Constellation Brands, Inc. Class A	2,982	659,022
Keurig Dr. Pepper, Inc.	12,956	416,147
MGP Ingredients, Inc.	1,309	51,535
Molson Coors Beverage Co. Class B	5,486	314,457
†Monster Beverage Corp.	5,398	283,719
National Beverage Corp.	4,024	171,704
PepsiCo, Inc.	22,671	3,447,352
†Vita Coco Co., Inc.	837	30,894
		9,269,656
Biotechnology–1.80%
†2seventy bio, Inc.	1,762	5,180
†4D Molecular Therapeutics, Inc.	1,916	10,672
†Aadi Bioscience, Inc.	1,704	5,376
AbbVie, Inc.	25,380	4,510,026
†Acumen Pharmaceuticals, Inc.	2,758	4,744
†Adicet Bio, Inc.	1,731	1,665
†ADMA Biologics, Inc.	5,200	89,180
†Adverum Biotechnologies, Inc.	579	2,704
†Aldeyra Therapeutics, Inc.	4,058	20,249
†Alector, Inc.	1,703	3,219
†Alkermes PLC	7,678	220,819
†Allakos, Inc.	198	240
†Allogene Therapeutics, Inc.	7,123	15,172
†Allovir, Inc.	3,122	1,311
†Alnylam Pharmaceuticals, Inc.	1,461	343,788
Amgen, Inc.	9,491	2,473,734
†Anika Therapeutics, Inc.	1,049	17,266
†Arcturus Therapeutics Holdings, Inc.	271	4,599
†Arcus Biosciences, Inc.	4,104	61,109
†Avid Bioservices, Inc.	1,153	14,240
†Avidity Biosciences, Inc.	3,180	92,474
†Beam Therapeutics, Inc.	2,465	61,132
†Biogen, Inc.	2,985	456,466
†BioMarin Pharmaceutical, Inc.	2,850	187,330
†Bluebird Bio, Inc.	3	25
†Caribou Biosciences, Inc.	3,735	5,939
†Catalyst Pharmaceuticals, Inc.	2,500	52,175
†Celcuity, Inc.	961	12,579
†Cogent Biosciences, Inc.	2,478	19,328
†Cullinan Therapeutics, Inc.	2,469	30,072
†Day One Biopharmaceuticals, Inc.	1,142	14,469
†Denali Therapeutics, Inc.	3,237	65,970
†Design Therapeutics, Inc.	1,353	8,348
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Dynavax Technologies Corp.	3,870	$49,420
†Editas Medicine, Inc.	2,173	2,760
†Emergent BioSolutions, Inc.	3,148	30,095
†Enanta Pharmaceuticals, Inc.	1,564	8,993
†Exact Sciences Corp.	2,539	142,666
†Exelixis, Inc.	14,409	479,820
†Fate Therapeutics, Inc.	2,609	4,305
†Generation Bio Co.	2,510	2,661
Gilead Sciences, Inc.	27,540	2,543,870
†GRAIL, Inc.	249	4,445
†Halozyme Therapeutics, Inc.	4,947	236,516
†HilleVax, Inc.	1,380	2,857
†Incyte Corp.	2,494	172,261
†Insmed, Inc.	1,584	109,359
†Intellia Therapeutics, Inc.	1,899	22,142
†KalVista Pharmaceuticals, Inc.	745	6,310
†Keros Therapeutics, Inc.	477	7,551
†Kiniksa Pharmaceuticals International PLC	1,095	21,659
†Kodiak Sciences, Inc.	240	2,388
†Krystal Biotech, Inc.	1,336	209,298
†Kura Oncology, Inc.	1,765	15,373
†Kymera Therapeutics, Inc.	977	39,305
LENZ Therapeutics, Inc.	632	18,246
†Lineage Cell Therapeutics, Inc.	4,300	2,161
†MacroGenics, Inc.	2,522	8,196
†MediciNova, Inc.	6,693	14,055
†MeiraGTx Holdings PLC	2,724	16,589
†MiMedx Group, Inc.	2,928	28,167
†Moderna, Inc.	4,054	168,565
†Monte Rosa Therapeutics, Inc.	1,541	10,694
†Myriad Genetics, Inc.	6,104	83,686
†Natera, Inc.	617	97,671
†Neurocrine Biosciences, Inc.	1,790	244,335
†NextCure, Inc.	3,736	2,880
†Nurix Therapeutics, Inc.	1,279	24,096
†Olema Pharmaceuticals, Inc.	2,287	13,333
†Organogenesis Holdings, Inc.	1,728	5,530
†Ovid therapeutics, Inc.	5,420	5,061
=†PDL BioPharma, Inc.	12,718	15,262
†PMV Pharmaceuticals, Inc.	2,465	3,722
†Poseida Therapeutics, Inc.	2,501	24,010
†Prothena Corp. PLC	2,185	30,262
†Puma Biotechnology, Inc.	3,378	10,303
†RAPT Therapeutics, Inc.	1,100	1,738
†Recursion Pharmaceuticals, Inc. Class A	207	1,399
†Regeneron Pharmaceuticals, Inc.	912	649,645
†REGENXBIO, Inc.	2,597	20,075
†Relay Therapeutics, Inc.	5,091	20,975
LVIP Dimensional U.S. Core Equity 2 Fund-5

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Replimune Group, Inc.	2,843	$34,429
†Rocket Pharmaceuticals, Inc.	1,401	17,611
†Sage Therapeutics, Inc.	2,104	11,425
†Sangamo Therapeutics, Inc.	8,751	8,926
†Sarepta Therapeutics, Inc.	488	59,336
†Shattuck Labs, Inc.	2,704	3,272
†Stoke Therapeutics, Inc.	1,500	16,545
†Sutro Biopharma, Inc.	1,578	2,903
†Twist Bioscience Corp.	505	23,467
†United Therapeutics Corp.	889	313,675
†Vanda Pharmaceuticals, Inc.	3,572	17,110
†Veracyte, Inc.	3,746	148,342
†Vericel Corp.	871	47,827
†Vertex Pharmaceuticals, Inc.	1,777	715,598
†Verve Therapeutics, Inc.	1,676	9,453
†Vir Biotechnology, Inc.	5,566	40,854
†Voyager Therapeutics, Inc.	1,748	9,911
†Werewolf Therapeutics, Inc.	1,614	2,389
†Xencor, Inc.	3,216	73,904
†Y-mAbs Therapeutics, Inc.	1,554	12,168
†Zentalis Pharmaceuticals, Inc.	2,690	8,151
		16,023,606
Broadline Retail–2.23%
†1stdibs.com, Inc.	2,522	8,928
†Amazon.com, Inc.	79,678	17,480,556
Dillard's, Inc. Class A	727	313,875
eBay, Inc.	17,791	1,102,152
†Etsy, Inc.	2,811	148,674
Kohl's Corp.	6,087	85,461
Macy's, Inc.	12,975	219,667
Nordstrom, Inc.	7,134	172,286
†Ollie's Bargain Outlet Holdings, Inc.	2,449	268,729
†Qurate Retail, Inc.	26,054	8,598
		19,808,926
Building Products–1.31%
A.O. Smith Corp.	7,432	506,937
AAON, Inc.	3,231	380,224
Advanced Drainage Systems, Inc.	4,570	528,292
Allegion PLC	3,804	497,107
†American Woodmark Corp.	1,121	89,153
Apogee Enterprises, Inc.	1,507	107,615
Armstrong World Industries, Inc.	3,181	449,571
†AZEK Co., Inc.	3,729	177,016
AZZ, Inc.	2,008	164,495
†Builders FirstSource, Inc.	5,441	777,682
Carlisle Cos., Inc.	1,768	652,109
Carrier Global Corp.	12,221	834,205
CSW Industrials, Inc.	829	292,471
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products (continued)
Fortune Brands Innovations, Inc.	5,662	$386,884
†Gibraltar Industries, Inc.	1,995	117,505
Griffon Corp.	3,615	257,641
†Hayward Holdings, Inc.	9,286	141,983
Insteel Industries, Inc.	1,555	42,001
†Janus International Group, Inc.	851	6,255
†JELD-WEN Holding, Inc.	5,308	43,473
Johnson Controls International PLC	11,945	942,819
Lennox International, Inc.	1,026	625,142
Masco Corp.	4,092	296,956
†Masterbrand, Inc.	8,775	128,203
Owens Corning	3,284	559,331
Quanex Building Products Corp.	2,203	53,401
†Resideo Technologies, Inc.	9,867	227,434
Simpson Manufacturing Co., Inc.	2,211	366,650
Tecnoglass, Inc.	2,696	213,847
Trane Technologies PLC	1,982	732,052
†Trex Co., Inc.	5,817	401,548
UFP Industries, Inc.	3,773	425,028
Zurn Elkay Water Solutions Corp.	5,645	210,558
		11,635,588
Capital Markets–3.48%
Affiliated Managers Group, Inc.	2,251	416,255
Ameriprise Financial, Inc.	3,718	1,979,575
ARES Management Corp. Class A	1,769	313,166
Artisan Partners Asset Management, Inc. Class A	4,953	213,227
Associated Capital Group, Inc. Class A	251	8,599
B Riley Financial, Inc.	150	689
Bank of New York Mellon Corp.	14,686	1,128,325
BGC Group, Inc. Class A	17,890	162,083
Blackrock, Inc.	1,272	1,303,940
Blackstone, Inc.	1,653	285,010
Brightsphere Investment Group, Inc.	2,470	65,060
Carlyle Group, Inc.	9,308	469,961
Cboe Global Markets, Inc.	2,686	524,844
Charles Schwab Corp.	19,020	1,407,670
CME Group, Inc.	3,001	696,922
Cohen & Steers, Inc.	2,732	252,273
†Coinbase Global, Inc. Class A	1,384	343,647
Diamond Hill Investment Group, Inc.	308	47,771
DigitalBridge Group, Inc.	3,985	44,951
LVIP Dimensional U.S. Core Equity 2 Fund-6

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
†Dominari Holdings, Inc.	700	$697
†Donnelley Financial Solutions, Inc.	1,851	116,113
Evercore, Inc. Class A	1,614	447,385
FactSet Research Systems, Inc.	1,141	547,999
Federated Hermes, Inc.	6,284	258,335
Franklin Resources, Inc.	11,369	230,677
Goldman Sachs Group, Inc.	3,938	2,254,978
Hamilton Lane, Inc. Class A	937	138,723
Houlihan Lokey, Inc.	2,512	436,234
Interactive Brokers Group, Inc. Class A	494	87,275
Intercontinental Exchange, Inc.	5,547	826,558
Invesco Ltd.	17,695	309,309
Janus Henderson Group PLC	10,713	455,624
Jefferies Financial Group, Inc.	10,806	847,190
KKR & Co., Inc.	5,722	846,341
Lazard, Inc.	1,200	61,776
LPL Financial Holdings, Inc.	2,880	940,349
MarketAxess Holdings, Inc.	898	202,984
Moody's Corp.	1,694	801,889
Morgan Stanley	17,917	2,252,525
Morningstar, Inc.	1,011	340,464
MSCI, Inc.	578	346,806
Nasdaq, Inc.	12,420	960,190
Northern Trust Corp.	5,451	558,728
†Open Lending Corp. Class A	5,162	30,817
Oppenheimer Holdings, Inc. Class A	765	49,029
Piper Sandler Cos.	1,138	341,343
PJT Partners, Inc. Class A	676	106,680
Raymond James Financial, Inc.	5,375	834,899
†Robinhood Markets, Inc. Class A	18,490	688,937
S&P Global, Inc.	2,788	1,388,508
SEI Investments Co.	6,823	562,761
Silvercrest Asset Management Group, Inc. Class A	997	18,335
State Street Corp.	7,800	765,570
Stifel Financial Corp.	5,640	598,291
†StoneX Group, Inc.	1,866	182,812
T. Rowe Price Group, Inc.	5,474	619,055
Tradeweb Markets, Inc. Class A	2,207	288,940
U.S. Global Investors, Inc. Class A	2,448	5,973
Victory Capital Holdings, Inc. Class A	2,310	151,213
Virtu Financial, Inc. Class A	5,162	184,180
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Virtus Investment Partners, Inc.	420	$92,644
Westwood Holdings Group, Inc.	439	6,370
WisdomTree, Inc.	10,540	110,670
		30,960,144
Chemicals–1.87%
AdvanSix, Inc.	2,562	72,991
Air Products & Chemicals, Inc.	2,155	625,036
Albemarle Corp.	2,615	225,099
†Alto Ingredients, Inc.	4,791	7,474
American Vanguard Corp.	2,114	9,788
†Arcadium Lithium PLC	17,970	92,186
Ashland, Inc.	3,342	238,819
†Aspen Aerogels, Inc.	2,207	26,219
Avient Corp.	6,532	266,898
†Axalta Coating Systems Ltd.	15,781	540,026
Balchem Corp.	1,569	255,739
Cabot Corp.	3,948	360,492
Celanese Corp.	2,955	204,516
CF Industries Holdings, Inc.	8,984	766,515
Chemours Co.	1,030	17,407
Corteva, Inc.	12,005	683,805
Dow, Inc.	23,600	947,068
DuPont de Nemours, Inc.	9,282	707,753
Eastman Chemical Co.	4,406	402,356
Ecolab, Inc.	2,496	584,863
†Ecovyst, Inc.	6,127	46,810
Element Solutions, Inc.	15,224	387,146
FMC Corp.	2,470	120,067
Hawkins, Inc.	1,770	217,126
HB Fuller Co.	3,432	231,591
Huntsman Corp.	8,323	150,064
†Ingevity Corp.	1,015	41,361
Innospec, Inc.	1,414	155,625
International Flavors & Fragrances, Inc.	6,197	523,956
†Intrepid Potash, Inc.	1,283	28,123
Koppers Holdings, Inc.	1,060	34,344
Kronos Worldwide, Inc.	4,954	48,302
Linde PLC	5,678	2,377,208
†LSB Industries, Inc.	3,136	23,802
LyondellBasell Industries NV Class A	11,123	826,105
Mativ Holdings, Inc.	2,848	31,043
Minerals Technologies, Inc.	2,394	182,447
Mosaic Co.	11,514	283,014
NewMarket Corp.	588	310,670
Northern Technologies International Corp.	1,639	22,110
Olin Corp.	5,546	187,455
Orion SA	1,957	30,901
PPG Industries, Inc.	5,978	714,072
LVIP Dimensional U.S. Core Equity 2 Fund-7

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Quaker Chemical Corp.	243	$34,205
†Rayonier Advanced Materials, Inc.	7,464	61,578
RPM International, Inc.	4,361	536,665
Sensient Technologies Corp.	2,141	152,568
Sherwin-Williams Co.	4,130	1,403,911
Stepan Co.	1,226	79,322
Tronox Holdings PLC	8,735	87,961
Westlake Corp.	2,453	281,236
		16,645,838
Commercial Services & Supplies–0.97%
ABM Industries, Inc.	4,513	230,975
ACCO Brands Corp.	7,956	41,769
Acme United Corp.	172	6,421
†ACV Auctions, Inc. Class A	1,930	41,688
Brady Corp. Class A	2,770	204,564
†BrightView Holdings, Inc.	3,756	60,058
Brink's Co.	3,039	281,928
†Casella Waste Systems, Inc. Class A	2,417	255,743
†CECO Environmental Corp.	1,187	35,883
†Cimpress PLC	912	65,409
Cintas Corp.	5,024	917,885
Civeo Corp.	630	14,314
†Clean Harbors, Inc.	3,977	915,267
†Copart, Inc.	7,306	419,291
Deluxe Corp.	3,259	73,621
†Driven Brands Holdings, Inc.	5,238	84,541
Ennis, Inc.	1,765	37,224
†Enviri Corp.	5,387	41,480
=†GCI Liberty, Inc.	5,698	0
†Healthcare Services Group, Inc.	4,016	46,646
HNI Corp.	2,783	140,180
Interface, Inc.	3,770	91,800
†Liquidity Services, Inc.	1,758	56,766
Matthews International Corp. Class A	1,679	46,475
MillerKnoll, Inc.	3,111	70,277
†Montrose Environmental Group, Inc.	388	7,197
MSA Safety, Inc.	1,382	229,094
NL Industries, Inc.	2,090	16,239
†OPENLANE, Inc.	8,508	168,799
†Perma-Fix Environmental Services, Inc.	1,952	21,609
Quad/Graphics, Inc.	4,623	32,222
†Quest Resource Holding Corp.	2,058	13,377
Republic Services, Inc.	4,433	891,831
Rollins, Inc.	8,554	396,478
Steelcase, Inc. Class A	5,268	62,268
Tetra Tech, Inc.	9,705	386,647
UniFirst Corp.	1,034	176,907
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
Veralto Corp.	1,877	$191,172
Vestis Corp.	4,936	75,225
†Viad Corp.	1,218	51,777
VSE Corp.	1,374	130,667
Waste Management, Inc.	7,706	1,554,994
		8,586,708
Communications Equipment–0.80%
†Applied Optoelectronics, Inc.	1,210	44,601
†Arista Networks, Inc.	4,989	551,434
†Aviat Networks, Inc.	797	14,434
†Calix, Inc.	1,776	61,929
†Cambium Networks Corp.	1,400	903
†Ciena Corp.	5,181	439,401
Cisco Systems, Inc.	54,029	3,198,517
†Clearfield, Inc.	826	25,606
†Comtech Telecommunications Corp.	2,049	8,216
†Digi International, Inc.	1,498	45,285
†F5, Inc.	2,057	517,274
†Genasys, Inc.	2,022	5,257
†Harmonic, Inc.	6,256	82,767
†Infinera Corp.	4,453	29,256
Juniper Networks, Inc.	15,147	567,255
†KVH Industries, Inc.	2,253	12,842
†Lumentum Holdings, Inc.	3,270	274,516
Motorola Solutions, Inc.	1,946	899,500
†NETGEAR, Inc.	2,066	57,579
†NetScout Systems, Inc.	4,399	95,282
Network-1 Technologies, Inc.	11	15
†Ribbon Communications, Inc.	9,487	39,466
†Viavi Solutions, Inc.	13,191	133,229
		7,104,564
Construction & Engineering–0.80%
AECOM	4,158	444,158
†Ameresco, Inc. Class A	1,816	42,640
†API Group Corp.	5,216	187,619
Arcosa, Inc.	2,983	288,575
Argan, Inc.	567	77,702
†Bowman Consulting Group Ltd.	429	10,704
†Cadeler AS ADR	454	10,138
Comfort Systems USA, Inc.	1,631	691,642
†Concrete Pumping Holdings, Inc.	5,143	34,252
†Construction Partners, Inc. Class A	2,150	190,189
†Dycom Industries, Inc.	2,115	368,137
EMCOR Group, Inc.	1,184	537,418
†Everus Construction Group, Inc.	3,233	212,570
†Fluor Corp.	7,505	370,147
Granite Construction, Inc.	2,572	225,590
LVIP Dimensional U.S. Core Equity 2 Fund-8

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering (continued)
†Great Lakes Dredge & Dock Corp.	4,650	$52,498
†IES Holdings, Inc.	1,179	236,932
†Limbach Holdings, Inc.	231	19,760
†MasTec, Inc.	4,506	613,447
†Matrix Service Co.	2,351	28,141
†MYR Group, Inc.	457	67,988
†Northwest Pipe Co.	539	26,012
†Orion Group Holdings, Inc.	1,150	8,429
Primoris Services Corp.	3,772	288,181
Quanta Services, Inc.	3,076	972,170
†Sterling Infrastructure, Inc.	2,101	353,913
†Tutor Perini Corp.	4,056	98,155
Valmont Industries, Inc.	1,274	390,698
†WillScot Holdings Corp.	8,923	298,474
		7,146,279
Construction Materials–0.31%
Eagle Materials, Inc.	2,323	573,223
†Knife River Corp.	3,233	328,602
Martin Marietta Materials, Inc.	1,522	786,113
†Smith-Midland Corp.	532	23,653
U.S. Lime & Minerals, Inc.	1,385	183,845
Vulcan Materials Co.	3,325	855,290
		2,750,726
Consumer Finance–0.96%
Ally Financial, Inc.	16,293	586,711
American Express Co.	6,820	2,024,108
†Atlanticus Holdings Corp.	351	19,579
Bread Financial Holdings, Inc.	3,301	201,559
Capital One Financial Corp.	5,260	937,963
†Credit Acceptance Corp.	478	224,402
Discover Financial Services	5,600	970,088
†Encore Capital Group, Inc.	1,918	91,623
†Enova International, Inc.	2,115	202,786
†EZCORP, Inc. Class A	4,961	60,623
FirstCash Holdings, Inc.	2,903	300,751
†Green Dot Corp. Class A	3,291	35,016
†LendingClub Corp.	7,603	123,093
†LendingTree, Inc.	222	8,602
Navient Corp.	12,007	159,573
Nelnet, Inc. Class A	1,924	205,502
†NerdWallet, Inc. Class A	1,355	18,021
OneMain Holdings, Inc.	8,941	466,094
†PRA Group, Inc.	2,475	51,703
PROG Holdings, Inc.	2,966	125,343
Regional Management Corp.	567	19,267
SLM Corp.	14,620	403,220
†SoFi Technologies, Inc.	15,747	242,504
Synchrony Financial	15,408	1,001,520
†World Acceptance Corp.	783	88,041
		8,567,692
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail–2.00%
Albertsons Cos., Inc. Class A	14,742	$289,533
Andersons, Inc.	1,961	79,460
†BJ's Wholesale Club Holdings, Inc.	6,678	596,679
Casey's General Stores, Inc.	2,190	867,744
†Chefs' Warehouse, Inc.	2,797	137,948
Costco Wholesale Corp.	4,364	3,998,602
Dollar General Corp.	4,851	367,803
†Dollar Tree, Inc.	4,926	369,154
†Grocery Outlet Holding Corp.	3,739	58,366
†HF Foods Group, Inc.	2,646	8,494
Ingles Markets, Inc. Class A	547	35,249
Kroger Co.	34,974	2,138,660
Natural Grocers by Vitamin Cottage, Inc.	1,933	76,779
†Performance Food Group Co.	6,896	583,057
PriceSmart, Inc.	1,820	167,749
SpartanNash Co.	2,442	44,737
†Sprouts Farmers Market, Inc.	5,886	747,934
Sysco Corp.	10,911	834,255
Target Corp.	12,199	1,649,061
†U.S. Foods Holding Corp.	10,600	715,076
†United Natural Foods, Inc.	3,773	103,040
Village Super Market, Inc. Class A	880	28,063
Walgreens Boots Alliance, Inc.	13,596	126,851
Walmart, Inc.	40,335	3,644,267
Weis Markets, Inc.	1,433	97,043
		17,765,604
Containers & Packaging–0.78%
Amcor PLC	38,673	363,913
AptarGroup, Inc.	3,579	562,261
Ardagh Metal Packaging SA	4,030	12,130
Avery Dennison Corp.	3,229	604,243
Ball Corp.	9,481	522,688
Berry Global Group, Inc.	9,381	606,669
Crown Holdings, Inc.	6,510	538,312
Graphic Packaging Holding Co.	21,397	581,142
Greif, Inc. Class A	1,934	122,978
International Paper Co.	11,999	645,786
Myers Industries, Inc.	3,079	33,992
†O-I Glass, Inc.	8,101	87,815
Packaging Corp. of America	3,479	783,227
Pactiv Evergreen, Inc.	2,300	40,181
†Ranpak Holdings Corp.	874	6,013
Sealed Air Corp.	5,125	173,379
Silgan Holdings, Inc.	7,200	374,760
Smurfit WestRock PLC	8,446	454,902
Sonoco Products Co.	6,343	309,856
TriMas Corp.	3,116	76,622
		6,900,869
LVIP Dimensional U.S. Core Equity 2 Fund-9

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Distributors–0.15%
A-Mark Precious Metals, Inc.	1,222	$33,483
Genuine Parts Co.	5,038	588,237
LKQ Corp.	7,912	290,766
Pool Corp.	1,296	441,858
Weyco Group, Inc.	507	19,038
		1,373,382
Diversified Consumer Services–0.39%
ADT, Inc.	20,450	141,309
†Adtalem Global Education, Inc.	2,932	266,372
†American Public Education, Inc.	1,456	31,406
†Bright Horizons Family Solutions, Inc.	2,461	272,802
Carriage Services, Inc.	1,652	65,832
†Chegg, Inc.	7,787	12,537
†Coursera, Inc.	6,556	55,726
†Frontdoor, Inc.	3,903	213,377
Graham Holdings Co. Class B	230	200,542
†Grand Canyon Education, Inc.	1,648	269,942
H&R Block, Inc.	5,272	278,572
†Laureate Education, Inc.	6,158	112,630
†Lincoln Educational Services Corp.	1,828	28,919
OneSpaWorld Holdings Ltd.	3,672	73,073
Perdoceo Education Corp.	4,748	125,680
Service Corp. International	9,972	795,965
Strategic Education, Inc.	1,317	123,034
†Stride, Inc.	2,788	289,757
†Udemy, Inc.	4,933	40,599
†Universal Technical Institute, Inc.	3,313	85,177
		3,483,251
Diversified Telecommunication Services–0.80%
†Anterix, Inc.	1,166	35,761
AT&T, Inc.	125,523	2,858,159
ATN International, Inc.	1,118	18,794
†Bandwidth, Inc. Class A	2,154	36,661
†Frontier Communications Parent, Inc.	11,913	413,381
†Globalstar, Inc.	10,174	21,060
IDT Corp. Class B	1,774	84,300
Iridium Communications, Inc.	4,748	137,787
†Liberty Global Ltd. Class A	3,371	43,415
†Liberty Latin America Ltd. Class A	15,472	98,145
Shenandoah Telecommunications Co.	3,690	46,531
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Telecommunication Services (continued)
†Sunrise Communications AG Class A ADR	674	$29,036
Verizon Communications, Inc.	81,842	3,272,862
		7,095,892
Electric Utilities–1.01%
ALLETE, Inc.	2,439	158,047
Alliant Energy Corp.	4,703	278,135
American Electric Power Co., Inc.	3,298	304,174
Constellation Energy Corp.	1,970	440,709
Duke Energy Corp.	4,427	476,965
Edison International	6,815	544,110
Entergy Corp.	7,554	572,744
Evergy, Inc.	4,491	276,421
Eversource Energy	3,599	206,691
Exelon Corp.	6,430	242,025
FirstEnergy Corp.	10,192	405,438
Genie Energy Ltd. Class B	1,295	20,189
†Hawaiian Electric Industries, Inc.	4,111	40,000
IDACORP, Inc.	1,690	184,683
MGE Energy, Inc.	1,792	168,376
NextEra Energy, Inc.	9,866	707,293
NRG Energy, Inc.	14,562	1,313,784
OGE Energy Corp.	5,679	234,259
Otter Tail Corp.	1,231	90,897
PG&E Corp.	19,013	383,682
Pinnacle West Capital Corp.	2,967	251,513
Portland General Electric Co.	3,574	155,898
PPL Corp.	12,952	420,422
Southern Co.	6,267	515,899
TXNM Energy, Inc.	2,892	142,200
Xcel Energy, Inc.	6,584	444,552
		8,979,106
Electrical Equipment–0.93%
Acuity Brands, Inc.	1,642	479,677
Allient, Inc.	1,137	27,606
†American Superconductor Corp.	1,700	41,871
AMETEK, Inc.	5,313	957,721
†Array Technologies, Inc.	4,539	27,416
Atkore, Inc.	1,322	110,321
Eaton Corp. PLC	3,010	998,929
Emerson Electric Co.	5,158	639,231
EnerSys	2,594	239,763
†Fluence Energy, Inc.	1,964	31,188
†FuelCell Energy, Inc.	107	967
GE Vernova, Inc.	1,334	438,793
†Generac Holdings, Inc.	1,111	172,260
Hubbell, Inc.	1,486	622,470
LSI Industries, Inc.	457	8,875
LVIP Dimensional U.S. Core Equity 2 Fund-10

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment (continued)
†NEXTracker, Inc. Class A	1,018	$37,187
nVent Electric PLC	8,529	581,337
†Plug Power, Inc.	10,899	23,215
Powell Industries, Inc.	1,009	223,645
Preformed Line Products Co.	449	57,378
Regal Rexnord Corp.	3,222	499,829
Rockwell Automation, Inc.	2,883	823,933
Sensata Technologies Holding PLC	1,784	48,882
†Shoals Technologies Group, Inc. Class A	3,328	18,404
†Sunrun, Inc.	9,039	83,611
†Thermon Group Holdings, Inc.	1,686	48,506
†Ultralife Corp.	2,766	20,607
Vertiv Holdings Co. Class A	8,482	963,640
†Vicor Corp.	594	28,702
		8,255,964
Electronic Equipment, Instruments & Components–1.53%
Advanced Energy Industries, Inc.	2,367	273,696
†Airgain, Inc.	1,525	10,767
Amphenol Corp. Class A	12,752	885,626
†Arrow Electronics, Inc.	3,492	395,015
Avnet, Inc.	6,028	315,385
Badger Meter, Inc.	1,271	269,605
Bel Fuse, Inc. Class B	886	73,068
Belden, Inc.	2,664	299,993
Benchmark Electronics, Inc.	2,494	113,228
CDW Corp.	3,028	526,993
Climb Global Solutions, Inc.	332	42,081
†Coda Octopus Group, Inc.	2,420	18,949
Cognex Corp.	4,550	163,163
†Coherent Corp.	3,251	307,967
Corning, Inc.	21,367	1,015,360
Crane NXT Co.	3,186	185,489
CTS Corp.	2,254	118,853
†Daktronics, Inc.	2,615	44,089
†Data I/O Corp.	7,146	19,794
†ePlus, Inc.	1,924	142,145
†Fabrinet	1,909	419,751
†FARO Technologies, Inc.	842	21,353
†Flex Ltd.	16,245	623,646
†Identiv, Inc.	1,421	5,201
†Insight Enterprises, Inc.	1,479	224,956
†IPG Photonics Corp.	2,199	159,911
†Itron, Inc.	2,486	269,930
Jabil, Inc.	5,943	855,198
†Key Tronic Corp.	304	1,268
†Keysight Technologies, Inc.	3,967	637,219
†Kimball Electronics, Inc.	2,160	40,457
†Knowles Corp.	6,423	128,010
Littelfuse, Inc.	1,254	295,505
†Luna Innovations, Inc.	2,308	4,985
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
Methode Electronics, Inc.	2,176	$25,655
†Mirion Technologies, Inc.	2,916	50,884
Napco Security Technologies, Inc.	1,100	39,116
†nLight, Inc.	1,778	18,651
†Novanta, Inc.	1,226	187,296
†OSI Systems, Inc.	1,009	168,937
†PAR Technology Corp.	1,037	75,359
PC Connection, Inc.	2,018	139,787
†Plexus Corp.	1,738	271,962
†Powerfleet, Inc. NJ	2,100	13,986
Richardson Electronics Ltd.	916	12,851
†Rogers Corp.	803	81,593
†Sanmina Corp.	3,814	288,605
†ScanSource, Inc.	1,716	81,424
†SmartRent, Inc.	6,461	11,307
TD SYNNEX Corp.	3,860	452,701
TE Connectivity PLC	5,077	725,859
†Teledyne Technologies, Inc.	1,270	589,445
†Trimble, Inc.	5,938	419,579
†TTM Technologies, Inc.	6,628	164,043
Vishay Intertechnology, Inc.	5,367	90,917
†Vishay Precision Group, Inc.	600	14,082
Vontier Corp.	9,754	355,728
†Zebra Technologies Corp. Class A	1,112	429,477
		13,617,900
Energy Equipment & Services–0.72%
Archrock, Inc.	11,318	281,705
Baker Hughes Co.	25,840	1,059,957
†Bristow Group, Inc.	1,323	45,379
Cactus, Inc. Class A	2,654	154,887
ChampionX Corp.	10,411	283,075
Core Laboratories, Inc.	2,200	38,082
†DMC Global, Inc.	551	4,050
†Expro Group Holdings NV	5,471	68,223
†Forum Energy Technologies, Inc.	380	5,886
†Geospace Technologies Corp.	1,182	11,844
†Gulf Island Fabrication, Inc.	6,318	43,026
Halliburton Co.	35,161	956,028
†Helix Energy Solutions Group, Inc.	9,426	87,850
Helmerich & Payne, Inc.	1,423	45,564
†Innovex International, Inc.	2,477	34,604
Liberty Energy, Inc.	8,157	162,243
†Mammoth Energy Services, Inc.	2,622	7,866
†Nabors Industries Ltd.	576	32,930
†Natural Gas Services Group, Inc.	679	18,197
Noble Corp. PLC	1,193	37,460
NOV, Inc.	15,674	228,840
†NPK International, Inc.	12,475	95,683
LVIP Dimensional U.S. Core Equity 2 Fund-11

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
†Oceaneering International, Inc.	6,032	$157,315
†Oil States International, Inc.	5,610	28,387
†ProPetro Holding Corp.	3,633	33,896
Ranger Energy Services, Inc. Class A	1,723	26,672
RPC, Inc.	11,712	69,569
Schlumberger NV	24,376	934,576
†SEACOR Marine Holdings, Inc.	1,843	12,090
†Seadrill Ltd.	1,698	66,103
Select Water Solutions, Inc.	9,056	119,901
Solaris Energy Infrastructure, Inc. Class A	2,100	60,438
TechnipFMC PLC	17,349	502,080
†TETRA Technologies, Inc.	6,409	22,944
†Tidewater, Inc.	2,515	137,596
†Transocean Ltd.	37,899	142,121
†Valaris Ltd.	3,391	150,018
Weatherford International PLC	3,463	248,055
		6,415,140
Entertainment–0.94%
†Atlanta Braves Holdings, Inc. Class A	1,864	71,726
†Cinemark Holdings, Inc.	7,781	241,055
Electronic Arts, Inc.	3,894	569,692
†Eventbrite, Inc. Class A	2,663	8,948
†IMAX Corp.	3,593	91,981
†Liberty Media Corp.-Liberty Formula One Class A	5,811	531,689
†Liberty Media Corp.-Liberty Live Class A	2,366	159,966
†Lions Gate Entertainment Corp. Class A	15,707	124,809
†Live Nation Entertainment, Inc.	2,936	380,212
†Madison Square Garden Entertainment Corp.	1,336	47,562
†Madison Square Garden Sports Corp.	597	134,731
Marcus Corp.	2,001	43,021
†Netflix, Inc.	1,897	1,690,834
†Reading International, Inc. Class A	1,404	1,853
†ROBLOX Corp. Class A	1,603	92,750
†Roku, Inc.	693	51,518
†Sphere Entertainment Co.	1,336	53,867
†Spotify Technology SA	400	178,952
†Take-Two Interactive Software, Inc.	3,912	720,121
†TKO Group Holdings, Inc.	1,852	263,188
Walt Disney Co.	20,029	2,230,229
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment (continued)
†Warner Bros Discovery, Inc.	54,645	$577,598
Warner Music Group Corp. Class A	1,625	50,375
		8,316,677
Financial Services–3.50%
†Acacia Research Corp.	1,090	4,731
†Affirm Holdings, Inc.	5,126	312,173
Apollo Global Management, Inc.	2,440	402,990
†AvidXchange Holdings, Inc.	4,871	50,366
†Berkshire Hathaway, Inc. Class B	13,067	5,923,010
†Block, Inc.	5,736	487,503
†BM Technologies, Inc.	419	2,049
†Cantaloupe, Inc.	5,370	51,069
Cass Information Systems, Inc.	1,074	43,937
Corebridge Financial, Inc.	17,172	513,958
†Corpay, Inc.	3,326	1,125,585
Enact Holdings, Inc.	754	24,415
Equitable Holdings, Inc.	15,895	749,767
Essent Group Ltd.	7,232	393,710
†Euronet Worldwide, Inc.	2,790	286,924
EVERTEC, Inc.	938	32,389
Federal Agricultural Mortgage Corp. Class A	799	155,022
Fidelity National Information Services, Inc.	12,377	999,690
†Fiserv, Inc.	6,554	1,346,323
†Flywire Corp.	2,278	46,972
Global Payments, Inc.	5,357	600,305
†I3 Verticals, Inc. Class A	1,655	38,131
†International Money Express, Inc.	2,069	43,097
Jack Henry & Associates, Inc.	2,344	410,903
Jackson Financial, Inc. Class A	3,823	332,907
†Marqeta, Inc. Class A	14,833	56,217
Mastercard, Inc. Class A	10,843	5,709,598
Merchants Bancorp	2,230	81,328
MGIC Investment Corp.	13,300	315,343
†Mr. Cooper Group, Inc.	5,193	498,580
†NCR Atleos Corp.	4,987	169,159
†NMI Holdings, Inc. Class A	4,487	164,942
†Onity Group, Inc.	526	16,153
†Paymentus Holdings, Inc. Class A	1,355	44,268
†Payoneer Global, Inc.	3,845	38,604
†PayPal Holdings, Inc.	9,041	771,649
†Paysafe Ltd.	2,000	34,200
PennyMac Financial Services, Inc.	2,498	255,146
Radian Group, Inc.	2,793	88,594
LVIP Dimensional U.S. Core Equity 2 Fund-12

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services (continued)
†Remitly Global, Inc.	3,561	$80,372
†Repay Holdings Corp.	2,875	21,936
†Rocket Cos., Inc. Class A	374	4,211
†Security National Financial Corp. Class A	1,425	17,143
†Shift4 Payments, Inc. Class A	855	88,732
†Toast, Inc. Class A	4,715	171,862
UWM Holdings Corp.	4,186	24,572
†Velocity Financial, Inc.	941	18,406
Visa, Inc. Class A	21,946	6,935,814
Voya Financial, Inc.	5,476	376,913
Walker & Dunlop, Inc.	2,190	212,890
Waterstone Financial, Inc.	2,626	35,293
Western Union Co.	16,363	173,448
†WEX, Inc.	2,186	383,250
		31,166,549
Food Products–1.13%
Alico, Inc.	310	8,038
Archer-Daniels-Midland Co.	753	38,042
B&G Foods, Inc.	4,796	33,044
Bunge Global SA	4,864	378,225
Calavo Growers, Inc.	781	19,916
Cal-Maine Foods, Inc.	2,866	294,969
Campbell's Co.	11,132	466,208
Conagra Brands, Inc.	13,369	370,990
†Darling Ingredients, Inc.	4,241	142,879
Dole PLC	2,032	27,513
†Farmer Bros Co.	1,079	1,942
Flowers Foods, Inc.	11,732	242,383
Fresh Del Monte Produce, Inc.	3,707	123,110
†Freshpet, Inc.	2,140	316,955
General Mills, Inc.	11,622	741,135
†Hain Celestial Group, Inc.	1,056	6,494
Hershey Co.	3,281	555,637
Hormel Foods Corp.	10,944	343,313
Ingredion, Inc.	3,563	490,126
J & J Snack Foods Corp.	1,165	180,727
J.M. Smucker Co.	3,225	355,137
John B Sanfilippo & Son, Inc.	320	27,875
Kellanova	12,387	1,002,975
Kraft Heinz Co.	8,651	265,672
Lamb Weston Holdings, Inc.	4,444	296,993
Lancaster Colony Corp.	1,158	200,496
†Lifeway Foods, Inc.	699	17,335
Limoneira Co.	992	24,264
McCormick & Co., Inc.	5,771	439,776
†Mission Produce, Inc.	2,513	36,112
Mondelez International, Inc. Class A	14,242	850,675
†Pilgrim's Pride Corp.	7,304	331,529
†Post Holdings, Inc.	3,653	418,122
Seaboard Corp.	37	89,897
†Seneca Foods Corp. Class A	364	28,851
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
†Simply Good Foods Co.	4,668	$181,959
Tootsie Roll Industries, Inc.	1,742	56,319
†TreeHouse Foods, Inc.	2,070	72,719
Tyson Foods, Inc. Class A	7,116	408,743
Utz Brands, Inc.	1,872	29,316
†Vital Farms, Inc.	1,481	55,819
WK Kellogg Co.	3,096	55,697
		10,027,927
Gas Utilities–0.21%
Atmos Energy Corp.	2,669	371,711
Chesapeake Utilities Corp.	908	110,186
MDU Resources Group, Inc.	12,934	233,071
National Fuel Gas Co.	3,810	231,191
New Jersey Resources Corp.	6,806	317,500
Northwest Natural Holding Co.	1,338	52,931
ONE Gas, Inc.	2,252	155,951
RGC Resources, Inc.	1,002	20,100
Southwest Gas Holdings, Inc.	1,839	130,036
Spire, Inc.	2,361	160,147
UGI Corp.	1,884	53,185
		1,836,009
Ground Transportation–1.10%
ArcBest Corp.	925	86,321
†Avis Budget Group, Inc.	1,226	98,828
Covenant Logistics Group, Inc.	959	52,275
CSX Corp.	44,101	1,423,139
Heartland Express, Inc.	3,986	44,723
†Hertz Global Holdings, Inc.	13,464	49,278
JB Hunt Transport Services, Inc.	3,912	667,622
Knight-Swift Transportation Holdings, Inc.	7,530	399,391
Landstar System, Inc.	2,051	352,485
Marten Transport Ltd.	4,686	73,149
Norfolk Southern Corp.	3,753	880,829
Old Dominion Freight Line, Inc.	4,613	813,733
†PAMT Corp.	2,728	44,685
†RXO, Inc.	4,881	116,363
Ryder System, Inc.	3,200	501,952
†Saia, Inc.	580	264,323
Schneider National, Inc. Class B	5,218	152,783
†Uber Technologies, Inc.	2,905	175,230
†U-Haul Holding Co.	7,427	480,402
Union Pacific Corp.	9,984	2,276,751
Universal Logistics Holdings, Inc.	2,167	99,552
Werner Enterprises, Inc.	3,088	110,921
†XPO, Inc.	4,881	640,143
		9,804,878
LVIP Dimensional U.S. Core Equity 2 Fund-13

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies–1.57%
Abbott Laboratories	15,769	$1,783,632
†Accuray, Inc.	4,267	8,449
†Align Technology, Inc.	1,078	224,774
†AngioDynamics, Inc.	3,064	28,066
†Apyx Medical Corp.	3,118	4,926
†Artivion, Inc.	2,557	73,105
†AtriCure, Inc.	1,808	55,252
†Avanos Medical, Inc.	2,882	45,881
†Axogen, Inc.	1,694	27,917
Baxter International, Inc.	12,243	357,006
Becton Dickinson & Co.	3,019	684,920
†Boston Scientific Corp.	11,192	999,669
CONMED Corp.	1,545	105,740
†Cooper Cos., Inc.	4,032	370,662
Dentsply Sirona, Inc.	5,874	111,488
†Dexcom, Inc.	1,914	148,852
†Edwards Lifesciences Corp.	2,988	221,202
†Electromed, Inc.	1,109	32,771
Embecta Corp.	547	11,296
†Enovis Corp.	2,217	97,282
†Envista Holdings Corp.	7,903	152,449
†enVVeno Medical Corp.	1,679	5,071
†FONAR Corp.	558	8,448
GE HealthCare Technologies, Inc.	10,877	850,364
†Globus Medical, Inc. Class A	570	47,145
†Haemonetics Corp.	1,802	140,700
†Hologic, Inc.	4,995	360,090
†ICU Medical, Inc.	685	106,291
†IDEXX Laboratories, Inc.	1,678	693,752
†Inari Medical, Inc.	235	11,997
†Inogen, Inc.	962	8,822
†Inspire Medical Systems, Inc.	204	37,817
†Insulet Corp.	500	130,535
†Integer Holdings Corp.	2,023	268,088
†Integra LifeSciences Holdings Corp.	3,804	86,275
†Intuitive Surgical, Inc.	1,122	585,639
iRadimed Corp.	396	21,780
†Kewaunee Scientific Corp.	820	50,733
†KORU Medical Systems, Inc.	4,448	17,125
†Lantheus Holdings, Inc.	3,065	274,195
LeMaitre Vascular, Inc.	1,009	92,969
†LENSAR, Inc.	965	8,627
†LivaNova PLC	3,030	140,319
†Masimo Corp.	338	55,871
Medtronic PLC	10,996	878,360
†Merit Medical Systems, Inc.	3,063	296,253
†Neogen Corp.	1,243	15,090
†Nevro Corp.	664	2,470
=†OmniAb, Inc. Earnout Shares	344	0
=†OmniAb, Inc. Earnout Shares.	344	0
†Omnicell, Inc.	1,495	66,557
†OraSure Technologies, Inc.	3,929	14,184
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Orthofix Medical, Inc.	1,905	$33,261
†OrthoPediatrics Corp.	500	11,590
†Penumbra, Inc.	250	59,370
†QuidelOrtho Corp.	361	16,083
ResMed, Inc.	2,272	519,584
†Semler Scientific, Inc.	194	10,476
†SI-BONE, Inc.	200	2,804
†Sight Sciences, Inc.	2,357	8,579
†Solventum Corp.	678	44,789
†STAAR Surgical Co.	327	7,943
STERIS PLC	2,626	539,801
Stryker Corp.	2,536	913,087
†Surmodics, Inc.	576	22,810
†Tactile Systems Technology, Inc.	2,636	45,155
Teleflex, Inc.	1,357	241,519
†UFP Technologies, Inc.	419	102,450
Utah Medical Products, Inc.	304	18,687
†Varex Imaging Corp.	2,809	40,983
Zimmer Biomet Holdings, Inc.	4,704	496,883
†Zimvie, Inc.	470	6,556
		13,963,316
Health Care Providers & Services–2.41%
†Acadia Healthcare Co., Inc.	4,622	183,262
†Accolade, Inc.	6,810	23,290
†AdaptHealth Corp.	3,161	30,093
†Addus HomeCare Corp.	1,037	129,988
†agilon health, Inc.	5,592	10,625
†Amedisys, Inc.	1,959	177,858
†AMN Healthcare Services, Inc.	1,557	37,244
†Astrana Health, Inc.	3,028	95,473
†Brookdale Senior Living, Inc.	14,577	73,322
Cardinal Health, Inc.	4,032	476,865
†Castle Biosciences, Inc.	800	21,320
Cencora, Inc.	4,303	966,798
†Centene Corp.	11,563	700,487
Chemed Corp.	794	420,661
Cigna Group	4,971	1,372,692
†Community Health Systems, Inc.	5,888	17,605
Concentra Group Holdings Parent, Inc.	4,726	93,480
†CorVel Corp.	2,709	301,403
†Cross Country Healthcare, Inc.	2,183	39,643
CVS Health Corp.	17,898	803,441
†DaVita, Inc.	3,255	486,785
Elevance Health, Inc.	3,648	1,345,747
Encompass Health Corp.	7,712	712,203
†Enhabit, Inc.	3,856	30,115
Ensign Group, Inc.	3,434	456,241
Enzo Biochem, Inc.	4,475	3,197
LVIP Dimensional U.S. Core Equity 2 Fund-14

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Fulgent Genetics, Inc.	885	$16,346
HCA Healthcare, Inc.	1,075	322,661
†HealthEquity, Inc.	3,352	321,624
†Henry Schein, Inc.	4,163	288,080
Humana, Inc.	1,710	433,844
†InfuSystem Holdings, Inc.	1,714	14,483
†Joint Corp.	300	3,189
Labcorp Holdings, Inc.	2,170	497,624
†LifeStance Health Group, Inc.	3,574	26,340
McKesson Corp.	767	437,121
†ModivCare, Inc.	1,393	16,493
†Molina Healthcare, Inc.	1,865	542,808
National HealthCare Corp.	1,163	125,092
National Research Corp.	1,656	29,212
†NeoGenomics, Inc.	5,840	96,243
†OPKO Health, Inc.	13,338	19,607
†Option Care Health, Inc.	7,344	170,381
†Owens & Minor, Inc.	4,089	53,443
Patterson Cos., Inc.	4,078	125,847
†Pediatrix Medical Group, Inc.	5,330	69,930
†Pennant Group, Inc.	1,314	34,847
†Performant Healthcare, Inc.	4,544	13,723
Premier, Inc. Class A	5,444	115,413
†Progyny, Inc.	600	10,350
Quest Diagnostics, Inc.	3,088	465,856
†RadNet, Inc.	3,063	213,920
Select Medical Holdings Corp.	5,857	110,405
†Surgery Partners, Inc.	4,969	105,194
†Tenet Healthcare Corp.	5,353	675,709
U.S. Physical Therapy, Inc.	363	32,202
UnitedHealth Group, Inc.	12,625	6,386,483
Universal Health Services, Inc. Class B	3,421	613,796
		21,398,104
Health Care Technology–0.09%
†American Well Corp. Class A	263	1,907
†Certara, Inc.	8,926	95,062
†Definitive Healthcare Corp.	3,780	15,536
†Doximity, Inc. Class A	1,110	59,263
†Evolent Health, Inc. Class A	6,148	69,165
†GoodRx Holdings, Inc. Class A	4,994	23,222
†Health Catalyst, Inc.	2,400	16,968
HealthStream, Inc.	2,713	86,273
†OptimizeRx Corp.	1,975	9,598
†Schrodinger, Inc.	1,902	36,690
Simulations Plus, Inc.	804	22,424
†Teladoc Health, Inc.	6,301	57,276
†TruBridge, Inc.	313	6,172
†Veeva Systems, Inc. Class A	1,418	298,134
		797,690
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure–1.87%
†Airbnb, Inc. Class A	2,098	$275,698
Aramark	9,872	368,324
†Biglari Holdings, Inc. Class A	136	39,687
†BJ's Restaurants, Inc.	1,840	64,648
Bloomin' Brands, Inc.	3,646	44,518
Booking Holdings, Inc.	194	963,874
Boyd Gaming Corp.	3,072	222,843
†Brinker International, Inc.	1,880	248,705
†Caesars Entertainment, Inc.	5,797	193,736
†Carnival Corp.	16,011	398,994
Cheesecake Factory, Inc.	3,354	159,114
†Chipotle Mexican Grill, Inc.	15,150	913,545
Choice Hotels International, Inc.	2,146	304,689
Churchill Downs, Inc.	2,699	360,424
Cracker Barrel Old Country Store, Inc.	903	47,733
Darden Restaurants, Inc.	4,987	931,023
†Dave & Buster's Entertainment, Inc.	1,895	55,315
†Denny's Corp.	3,911	23,662
Dine Brands Global, Inc.	552	16,615
Domino's Pizza, Inc.	622	261,091
†DoorDash, Inc. Class A	1,271	213,210
†DraftKings, Inc. Class A	3,203	119,152
†El Pollo Loco Holdings, Inc.	3,403	39,271
†Everi Holdings, Inc.	1,700	22,967
†Expedia Group, Inc.	3,045	567,375
†First Watch Restaurant Group, Inc.	3,027	56,332
Golden Entertainment, Inc.	647	20,445
†Hilton Grand Vacations, Inc.	4,987	194,244
Hilton Worldwide Holdings, Inc.	1,452	358,876
Hyatt Hotels Corp. Class A	1,426	223,854
International Game Technology PLC	3,976	70,216
Krispy Kreme, Inc.	6,170	61,268
†Kura Sushi USA, Inc. Class A	610	55,254
Las Vegas Sands Corp.	6,331	325,160
†Life Time Group Holdings, Inc.	1,688	37,339
†Light & Wonder, Inc.	3,487	301,207
†Lindblad Expeditions Holdings, Inc.	3,554	42,150
Marriott International, Inc. Class A	1,399	390,237
Marriott Vacations Worldwide Corp.	1,552	139,370
McDonald's Corp.	4,037	1,170,286
†MGM Resorts International	7,173	248,544
Nathan's Famous, Inc.	298	23,426
†Norwegian Cruise Line Holdings Ltd.	9,439	242,865
LVIP Dimensional U.S. Core Equity 2 Fund-15

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Papa John's International, Inc.	1,423	$58,443
†Penn Entertainment, Inc.	3,322	65,842
†Planet Fitness, Inc. Class A	2,230	220,480
†Playa Hotels & Resorts NV	8,515	107,715
†PlayAGS, Inc.	1,440	16,603
†Portillo's, Inc. Class A	1,400	13,160
†Potbelly Corp.	1,460	13,753
†Red Robin Gourmet Burgers, Inc.	1,284	7,049
Red Rock Resorts, Inc. Class A	3,306	152,869
Royal Caribbean Cruises Ltd.	6,795	1,567,539
†Sabre Corp.	5,918	21,601
†Shake Shack, Inc. Class A	835	108,383
Starbucks Corp.	6,314	576,153
†Sweetgreen, Inc. Class A	7,756	248,657
Texas Roadhouse, Inc.	3,420	617,071
Travel & Leisure Co.	3,346	168,806
†United Parks & Resorts, Inc.	481	27,027
Vail Resorts, Inc.	1,881	352,593
Wendy's Co.	13,624	222,071
Wingstop, Inc.	880	250,096
Wyndham Hotels & Resorts, Inc.	4,003	403,462
Wynn Resorts Ltd.	1,444	124,415
Yum! Brands, Inc.	3,499	469,426
		16,630,500
Household Durables–1.22%
Bassett Furniture Industries, Inc.	722	9,985
†Beazer Homes USA, Inc.	2,298	63,103
†Cavco Industries, Inc.	542	241,857
Century Communities, Inc.	2,517	184,647
†Champion Homes, Inc.	2,886	254,257
Dr. Horton, Inc.	5,753	804,384
†Dream Finders Homes, Inc. Class A	1,113	25,900
Ethan Allen Interiors, Inc.	1,750	49,193
Flexsteel Industries, Inc.	419	22,768
Garmin Ltd.	4,554	939,308
†GoPro, Inc. Class A	2,100	2,289
†Green Brick Partners, Inc.	3,200	180,768
Hamilton Beach Brands Holding Co. Class A	652	10,973
†Helen of Troy Ltd.	919	54,984
Hooker Furnishings Corp.	831	11,642
†Hovnanian Enterprises, Inc. Class A	551	73,735
Installed Building Products, Inc.	1,646	288,462
†iRobot Corp.	1,792	13,888
KB Home	5,148	338,327
†Landsea Homes Corp.	1,947	16,530
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
La-Z-Boy, Inc.	3,008	$131,059
†Legacy Housing Corp.	594	14,660
Leggett & Platt, Inc.	7,210	69,216
Lennar Corp. Class A	5,327	724,067
†LGI Homes, Inc.	1,473	131,686
Lifetime Brands, Inc.	785	4,639
†Lovesac Co.	603	14,267
†M/I Homes, Inc.	1,091	145,048
Meritage Homes Corp.	2,325	357,632
†Mohawk Industries, Inc.	2,110	251,364
Newell Brands, Inc.	22,715	226,241
†NVR, Inc.	121	989,647
PulteGroup, Inc.	10,233	1,114,374
†Purple Innovation, Inc.	800	624
†SharkNinja, Inc.	2,806	273,192
†Sonos, Inc.	2,987	44,924
†Taylor Morrison Home Corp.	6,223	380,910
Tempur Sealy International, Inc.	8,821	500,063
Toll Brothers, Inc.	6,127	771,696
†TopBuild Corp.	2,212	688,684
†Tri Pointe Homes, Inc.	7,621	276,337
†Universal Electronics, Inc.	867	9,537
†VOXX International Corp.	2,205	16,273
Whirlpool Corp.	480	54,950
Worthington Enterprises, Inc.	2,613	104,807
		10,882,897
Household Products–0.80%
†Central Garden & Pet Co.	3,810	131,061
Church & Dwight Co., Inc.	4,361	456,640
Clorox Co.	2,258	366,722
Colgate-Palmolive Co.	5,992	544,733
Energizer Holdings, Inc.	3,912	136,490
Kimberly-Clark Corp.	5,037	660,048
Oil-Dri Corp. of America	282	24,714
Procter & Gamble Co.	26,185	4,389,915
Reynolds Consumer Products, Inc.	1,427	38,515
Spectrum Brands Holdings, Inc.	1,953	165,009
WD-40 Co.	775	188,077
		7,101,924
Independent Power and Renewable Electricity Producers–0.27%
AES Corp.	8,298	106,795
†Altus Power, Inc.	3,296	13,415
Brookfield Renewable Corp.	5,993	165,766
Clearway Energy, Inc. Class A	5,540	140,930
†Montauk Renewables, Inc.	2,515	10,010
Ormat Technologies, Inc.	2,822	191,106
LVIP Dimensional U.S. Core Equity 2 Fund-16

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Independent Power and Renewable Electricity Producers (continued)
†Sunnova Energy International, Inc.	5,997	$20,570
Vistra Corp.	12,424	1,712,897
		2,361,489
Industrial Conglomerates–0.20%
3M Co.	2,713	350,221
Honeywell International, Inc.	6,337	1,431,465
		1,781,686
Insurance–3.46%
Aflac, Inc.	7,842	811,176
Allstate Corp.	6,480	1,249,279
†Ambac Financial Group, Inc.	2,234	28,260
American Financial Group, Inc.	4,150	568,260
American International Group, Inc.	13,308	968,822
AMERISAFE, Inc.	1,468	75,661
Aon PLC Class A	1,274	457,570
Arch Capital Group Ltd.	10,534	972,815
Arthur J Gallagher & Co.	2,541	721,263
Assurant, Inc.	3,006	640,939
Assured Guaranty Ltd.	3,781	340,328
Axis Capital Holdings Ltd.	5,346	473,763
†Baldwin Insurance Group, Inc.	2,221	86,086
†Brighthouse Financial, Inc.	2,418	116,161
Brown & Brown, Inc.	7,348	749,643
Chubb Ltd.	5,181	1,431,510
Cincinnati Financial Corp.	4,103	589,601
CNO Financial Group, Inc.	6,176	229,809
Crawford & Co. Class A	3,914	45,429
Donegal Group, Inc. Class A	996	15,408
†eHealth, Inc.	1,543	14,504
Employers Holdings, Inc.	2,097	107,429
†Enstar Group Ltd.	1,075	346,204
Erie Indemnity Co. Class A	634	261,354
Everest Group Ltd.	1,231	446,188
F&G Annuities & Life, Inc.	1,138	47,159
Fidelity National Financial, Inc.	11,124	624,501
First American Financial Corp.	5,770	360,279
†Genworth Financial, Inc. Class A	22,919	160,204
Globe Life, Inc.	5,229	583,138
†Goosehead Insurance, Inc. Class A	189	20,265
†Greenlight Capital Re Ltd. Class A	1,907	26,698
Hanover Insurance Group, Inc.	2,649	409,694
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Hartford Financial Services Group, Inc.	12,866	$1,407,540
HCI Group, Inc.	887	103,362
†Heritage Insurance Holdings, Inc.	4,237	51,268
Horace Mann Educators Corp.	2,359	92,544
Investors Title Co.	124	29,358
James River Group Holdings Ltd.	1,705	8,303
Kemper Corp.	3,591	238,586
Kinsale Capital Group, Inc.	763	354,894
Loews Corp.	6,244	528,804
†Maiden Holdings Ltd.	5,521	9,331
†Markel Group, Inc.	350	604,181
Marsh & McLennan Cos., Inc.	6,991	1,484,958
Mercury General Corp.	3,824	254,220
MetLife, Inc.	12,916	1,057,562
†NI Holdings, Inc.	863	13,549
Old Republic International Corp.	12,402	448,828
†Oscar Health, Inc. Class A	7,674	103,139
†Palomar Holdings, Inc.	463	48,888
Primerica, Inc.	3,055	829,188
Principal Financial Group, Inc.	8,614	666,810
†ProAssurance Corp.	3,203	50,960
Progressive Corp.	3,717	890,630
Prudential Financial, Inc.	9,827	1,164,794
Reinsurance Group of America, Inc.	2,470	527,666
RenaissanceRe Holdings Ltd.	2,081	517,774
RLI Corp.	2,487	409,932
Safety Insurance Group, Inc.	1,159	95,502
Selective Insurance Group, Inc.	2,641	246,986
†Selectquote, Inc.	567	2,109
†SiriusPoint Ltd.	7,714	126,432
†Skyward Specialty Insurance Group, Inc.	1,855	93,752
Stewart Information Services Corp.	1,688	113,923
Tiptree, Inc.	1,600	33,376
Travelers Cos., Inc.	7,020	1,691,048
†Trupanion, Inc.	433	20,871
United Fire Group, Inc.	2,034	57,867
Universal Insurance Holdings, Inc.	1,326	27,926
Unum Group	9,329	681,297
W.R. Berkley Corp.	9,964	583,093
White Mountains Insurance Group Ltd.	179	348,166
Willis Towers Watson PLC	2,493	780,907
		30,779,724
LVIP Dimensional U.S. Core Equity 2 Fund-17

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services–4.35%
Alphabet, Inc. Class A	50,917	$9,638,588
Alphabet, Inc. Class C	43,166	8,220,533
†Angi, Inc.	1,639	2,721
†Bumble, Inc. Class A	6,388	51,998
†Cargurus, Inc.	2,955	107,976
†Cars.com, Inc.	3,451	59,806
†DHI Group, Inc.	3,155	5,584
†EverQuote, Inc. Class A	500	9,995
†fuboTV, Inc.	8,998	11,338
†Match Group, Inc.	4,578	149,746
Meta Platforms, Inc. Class A	33,426	19,571,257
†Pinterest, Inc. Class A	6,587	191,023
†QuinStreet, Inc.	3,300	76,131
Shutterstock, Inc.	1,614	48,985
†Snap, Inc. Class A	9,587	103,252
†TripAdvisor, Inc.	6,188	91,397
†TrueCar, Inc.	6,947	25,912
†Vimeo, Inc.	4,300	27,520
†Yelp, Inc.	2,364	91,487
†Zedge, Inc. Class B	591	1,590
†Ziff Davis, Inc.	1,954	106,180
†ZipRecruiter, Inc. Class A	1,473	10,665
†ZoomInfo Technologies, Inc.	7,341	77,154
		38,680,838
IT Services–1.38%
Accenture PLC Class A	7,603	2,674,659
†Akamai Technologies, Inc.	4,082	390,443
Amdocs Ltd.	4,487	382,023
†ASGN, Inc.	2,946	245,520
†Brightcove, Inc.	3,520	15,312
†Cloudflare, Inc. Class A	488	52,548
Cognizant Technology Solutions Corp. Class A	10,584	813,910
†DigitalOcean Holdings, Inc.	1,949	66,403
†DXC Technology Co.	7,838	156,603
†EPAM Systems, Inc.	977	228,442
†Fastly, Inc. Class A	5,634	53,185
†Gartner, Inc.	1,820	881,735
†Globant SA	1,310	280,890
†GoDaddy, Inc. Class A	2,711	535,070
†Grid Dynamics Holdings, Inc.	2,155	47,927
Hackett Group, Inc.	2,748	84,419
Information Services Group, Inc.	2,900	9,686
International Business Machines Corp.	17,908	3,936,716
†Kyndryl Holdings, Inc.	4,524	156,530
†MongoDB, Inc.	226	52,615
†Okta, Inc.	1,917	151,060
†Snowflake, Inc. Class A	525	81,065
†Twilio, Inc. Class A	5,755	622,000
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
†Unisys Corp.	1,659	$10,502
†VeriSign, Inc.	1,617	334,654
		12,263,917
Leisure Products–0.20%
Acushnet Holdings Corp.	4,495	319,505
†American Outdoor Brands, Inc.	1,803	27,478
†AMMO, Inc.	8,400	9,240
Brunswick Corp.	4,552	294,423
†Funko, Inc. Class A	1,250	16,737
Hasbro, Inc.	4,346	242,985
†JAKKS Pacific, Inc.	616	17,340
Johnson Outdoors, Inc. Class A	436	14,388
†Malibu Boats, Inc. Class A	1,084	40,748
Marine Products Corp.	2,133	19,560
†MasterCraft Boat Holdings, Inc.	1,000	19,070
†Mattel, Inc.	18,315	324,725
Polaris, Inc.	2,368	136,444
†Revelyst, Inc.	4,147	79,747
Smith & Wesson Brands, Inc.	2,575	26,020
†Topgolf Callaway Brands Corp.	7,331	57,622
†YETI Holdings, Inc.	3,440	132,474
		1,778,506
Life Sciences Tools & Services–1.10%
†10X Genomics, Inc. Class A	1,470	21,109
†Adaptive Biotechnologies Corp.	4,172	25,011
Agilent Technologies, Inc.	5,210	699,911
†Alpha Teknova, Inc.	1,800	15,030
†Avantor, Inc.	13,009	274,100
†Azenta, Inc.	1,794	89,700
†BioLife Solutions, Inc.	3,097	80,398
†Bio-Rad Laboratories, Inc. Class A	570	187,251
Bio-Techne Corp.	2,920	210,328
Bruker Corp.	5,755	337,358
†Charles River Laboratories International, Inc.	1,615	298,129
†CryoPort, Inc.	2,671	20,780
†Cytek Biosciences, Inc.	2,976	19,314
Danaher Corp.	5,632	1,292,826
†Fortrea Holdings, Inc.	3,037	56,640
†Harvard Bioscience, Inc.	3,169	6,687
†ICON PLC	90	18,874
†Illumina, Inc.	1,496	199,911
†IQVIA Holdings, Inc.	4,967	976,065
†Maravai LifeSciences Holdings, Inc. Class A	5,321	28,999
†Medpace Holdings, Inc.	1,557	517,282
Mesa Laboratories, Inc.	221	29,143
LVIP Dimensional U.S. Core Equity 2 Fund-18

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
†Mettler-Toledo International, Inc.	322	$394,025
†Nautilus Biotechnology, Inc.	5,121	8,603
†OmniAb, Inc.	4,454	15,767
†Pacific Biosciences of California, Inc.	7,405	13,551
†Quanterix Corp.	1,218	12,947
†Repligen Corp.	1,464	210,728
Revvity, Inc.	2,954	329,696
†Seer, Inc.	2,828	6,533
†Sotera Health Co.	12,699	173,722
Thermo Fisher Scientific, Inc.	4,351	2,263,521
†Waters Corp.	1,354	502,307
West Pharmaceutical Services, Inc.	1,251	409,778
		9,746,024
Machinery–3.13%
†3D Systems Corp.	6,912	22,671
AGCO Corp.	3,171	296,425
Alamo Group, Inc.	568	105,597
Albany International Corp. Class A	1,256	100,442
Allison Transmission Holdings, Inc.	7,945	858,537
Astec Industries, Inc.	1,462	49,123
Barnes Group, Inc.	3,140	148,396
†Blue Bird Corp.	812	31,368
Caterpillar, Inc.	6,914	2,508,123
†Chart Industries, Inc.	485	92,557
Chicago Rivet & Machine Co.	189	2,994
Columbus McKinnon Corp.	1,631	60,738
†Commercial Vehicle Group, Inc.	4,182	10,371
Crane Co.	2,254	342,044
Cummins, Inc.	3,469	1,209,293
Deere & Co.	5,900	2,499,830
Donaldson Co., Inc.	8,393	565,269
Douglas Dynamics, Inc.	1,386	32,751
Dover Corp.	3,416	640,842
Eastern Co.	515	13,668
†Energy Recovery, Inc.	2,984	43,865
Enerpac Tool Group Corp.	2,890	118,750
Enpro, Inc.	1,484	255,916
Esab Corp.	2,239	268,546
ESCO Technologies, Inc.	1,491	198,616
Federal Signal Corp.	3,812	352,191
Flowserve Corp.	6,513	374,628
Fortive Corp.	6,827	512,025
Franklin Electric Co., Inc.	2,494	243,040
†Gates Industrial Corp. PLC	3,772	77,590
†Gencor Industries, Inc.	1,204	21,251
Gorman-Rupp Co.	2,146	81,376
Graco, Inc.	3,675	309,766
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
†Graham Corp.	501	$22,279
Greenbrier Cos., Inc.	1,954	119,174
Helios Technologies, Inc.	1,979	88,343
Hillenbrand, Inc.	2,630	80,951
†Hillman Solutions Corp.	9,490	92,433
Hurco Cos., Inc.	300	5,787
Hyster-Yale, Inc.	834	42,476
IDEX Corp.	1,637	342,608
Illinois Tool Works, Inc.	5,762	1,461,013
Ingersoll Rand, Inc.	9,334	844,354
ITT, Inc.	4,293	613,384
John Bean Technologies Corp.	1,644	208,952
Kadant, Inc.	745	257,018
Kennametal, Inc.	5,039	121,037
†L.B. Foster Co. Class A	762	20,498
Lincoln Electric Holdings, Inc.	3,420	641,147
Lindsay Corp.	475	56,197
Luxfer Holdings PLC	1,289	16,873
†Manitowoc Co., Inc.	3,195	29,170
†Mayville Engineering Co., Inc.	557	8,756
†Middleby Corp.	2,587	350,409
Miller Industries, Inc.	637	41,634
Mueller Industries, Inc.	6,981	554,012
Mueller Water Products, Inc. Class A	10,288	231,480
†NN, Inc.	5,648	18,469
Nordson Corp.	1,271	265,944
Omega Flex, Inc.	460	19,306
Oshkosh Corp.	3,866	367,541
Otis Worldwide Corp.	7,055	653,364
PACCAR, Inc.	10,993	1,143,492
Parker-Hannifin Corp.	1,516	964,221
Park-Ohio Holdings Corp.	1,241	32,601
Pentair PLC	8,725	878,084
†Proto Labs, Inc.	1,067	41,709
†RBC Bearings, Inc.	700	209,398
REV Group, Inc.	4,472	142,523
Shyft Group, Inc.	2,371	27,836
Snap-on, Inc.	1,470	499,036
†SPX Technologies, Inc.	2,852	415,023
Standex International Corp.	630	117,804
Stanley Black & Decker, Inc.	4,384	351,991
†Stratasys Ltd.	3,678	32,697
Tennant Co.	1,373	111,941
Terex Corp.	3,393	156,824
Timken Co.	4,369	311,816
Toro Co.	3,648	292,205
Trinity Industries, Inc.	6,363	223,341
Twin Disc, Inc.	600	7,050
Wabash National Corp.	2,605	44,624
Watts Water Technologies, Inc. Class A	1,597	324,670
LVIP Dimensional U.S. Core Equity 2 Fund-19

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Westinghouse Air Brake Technologies Corp.	4,350	$824,716
Xylem, Inc.	5,569	646,115
		27,822,925
Marine Transportation–0.10%
Costamare, Inc.	6,357	81,687
Genco Shipping & Trading Ltd.	2,086	29,079
†Kirby Corp.	4,034	426,797
Matson, Inc.	2,530	341,145
Pangaea Logistics Solutions Ltd.	3,860	20,690
		899,398
Media–0.97%
†Advantage Solutions, Inc.	5,958	17,397
†Altice USA, Inc. Class A	10,271	24,753
†AMC Networks, Inc. Class A	1,659	16,424
†Boston Omaha Corp. Class A	1,027	14,563
Cable One, Inc.	196	70,976
†Cardlytics, Inc.	5,823	21,603
†Charter Communications, Inc. Class A	2,320	795,226
Comcast Corp. Class A	72,056	2,704,262
†Cumulus Media, Inc. Class A	500	326
Emerald Holding, Inc.	653	3,147
Entravision Communications Corp. Class A	4,034	9,480
†EW Scripps Co. Class A	5,690	12,575
Fox Corp. Class A	16,453	776,416
†Gambling.com Group Ltd.	2,200	30,976
†Gannett Co., Inc.	11,594	58,666
Gray Television, Inc.	5,362	16,890
†Integral Ad Science Holding Corp.	8,409	87,790
Interpublic Group of Cos., Inc.	14,529	407,103
John Wiley & Sons, Inc. Class A	2,592	113,296
†Liberty Broadband Corp. Class A	1,708	127,408
†Magnite, Inc.	7,190	114,465
†Marchex, Inc. Class B	5,340	9,345
New York Times Co. Class A	6,656	346,445
News Corp. Class A	17,038	485,220
Nexstar Media Group, Inc.	2,366	373,757
Omnicom Group, Inc.	10,447	898,860
Paramount Global Class A	24,606	262,115
†PubMatic, Inc. Class A	1,163	17,084
Saga Communications, Inc. Class A	635	7,004
Scholastic Corp.	1,560	33,275
Sinclair, Inc.	911	14,704
Sirius XM Holdings, Inc.	13,179	300,481
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
†Stagwell, Inc.	4,200	$27,636
†TechTarget, Inc.	959	19,007
TEGNA, Inc.	12,221	223,522
†Thryv Holdings, Inc.	1,751	25,915
†Trade Desk, Inc. Class A	1,425	167,480
†Urban One, Inc.	3,828	3,809
†WideOpenWest, Inc.	3,597	17,841
		8,657,242
Metals & Mining–0.90%
Alcoa Corp.	11,273	425,894
†Alpha Metallurgical Resources, Inc.	638	127,677
†Ampco-Pittsburgh Corp.	782	1,634
Arch Resources, Inc.	919	129,781
†ATI, Inc.	7,588	417,643
Caledonia Mining Corp. PLC	1,249	11,753
Carpenter Technology Corp.	2,617	444,131
†Century Aluminum Co.	6,328	115,296
†Cleveland-Cliffs, Inc.	23,662	222,423
†Coeur Mining, Inc.	22,731	130,021
Commercial Metals Co.	7,116	352,954
Compass Minerals International, Inc.	2,029	22,826
†Dakota Gold Corp.	2,786	6,129
Ferroglobe PLC	9,406	35,743
Fortitude Gold Corp.	1,049	5,172
Freeport-McMoRan, Inc.	22,516	857,409
Friedman Industries, Inc.	5	76
†Gatos Silver, Inc.	2,261	31,609
Hecla Mining Co.	36,267	178,071
†Idaho Strategic Resources, Inc.	1,820	18,546
Kaiser Aluminum Corp.	589	41,389
Materion Corp.	961	95,024
†Metallus, Inc.	3,184	44,990
†MP Materials Corp.	4,309	67,220
Newmont Corp.	17,956	668,322
†Nexa Resources SA	4,710	41,448
Nucor Corp.	6,406	747,644
Olympic Steel, Inc.	623	20,441
Radius Recycling, Inc.	1,911	29,085
Ramaco Resources, Inc. Class A	1,430	14,665
Reliance, Inc.	2,246	604,758
Royal Gold, Inc.	1,959	258,294
Ryerson Holding Corp.	2,043	37,816
Southern Copper Corp.	2,960	269,745
Steel Dynamics, Inc.	6,284	716,816
SunCoke Energy, Inc.	6,128	65,570
†Tredegar Corp.	3,415	26,227
U.S. Steel Corp.	10,864	369,267
†Universal Stainless & Alloy Products, Inc.	352	15,499
LVIP Dimensional U.S. Core Equity 2 Fund-20

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining (continued)
Warrior Met Coal, Inc.	3,207	$173,948
Worthington Steel, Inc.	3,712	118,116
		7,961,072
Multi-Utilities–0.46%
Ameren Corp.	4,019	358,254
Avista Corp.	2,686	98,388
Black Hills Corp.	964	56,413
CenterPoint Energy, Inc.	10,838	343,890
CMS Energy Corp.	5,086	338,982
Consolidated Edison, Inc.	5,469	487,999
Dominion Energy, Inc.	5,531	297,900
DTE Energy Co.	3,725	449,794
NiSource, Inc.	8,491	312,129
Northwestern Energy Group, Inc.	1,697	90,722
Public Service Enterprise Group, Inc.	5,861	495,196
Sempra	4,488	393,687
Unitil Corp.	1,166	63,185
WEC Energy Group, Inc.	3,452	324,626
		4,111,165
Oil, Gas & Consumable Fuels–4.21%
Adams Resources & Energy, Inc.	441	16,648
†Amplify Energy Corp.	3,085	18,510
Antero Midstream Corp.	24,985	377,024
†Antero Resources Corp.	8,049	282,117
APA Corp.	14,490	334,574
Ardmore Shipping Corp.	2,791	33,911
†Battalion Oil Corp.	29	50
Berry Corp.	3,410	14,083
California Resources Corp.	4,309	223,594
†Centrus Energy Corp. Class A	700	46,627
Cheniere Energy, Inc.	5,981	1,285,137
Chevron Corp.	26,630	3,857,089
Chord Energy Corp.	939	109,788
Civitas Resources, Inc.	554	25,412
†Clean Energy Fuels Corp.	12,425	31,187
†CNX Resources Corp.	11,893	436,116
†Comstock Resources, Inc.	11,629	211,880
ConocoPhillips	26,714	2,649,227
CONSOL Energy, Inc.	2,049	218,587
Coterra Energy, Inc.	32,299	824,916
Crescent Energy Co. Class A	1,709	24,969
CVR Energy, Inc.	4,615	86,485
Delek U.S. Holdings, Inc.	4,667	86,340
Devon Energy Corp.	28,945	947,370
DHT Holdings, Inc.	13,916	129,280
Diamondback Energy, Inc.	7,713	1,263,621
Dorian LPG Ltd.	2,455	59,828
DT Midstream, Inc.	5,459	542,788
†EnLink Midstream LLC	29,673	419,873
EOG Resources, Inc.	11,873	1,455,392
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Epsilon Energy Ltd.	2,128	$13,215
EQT Corp.	21,469	989,936
Evolution Petroleum Corp.	2,220	11,611
Excelerate Energy, Inc. Class A	1,162	35,151
Expand Energy Corp.	13,849	1,378,668
Exxon Mobil Corp.	41,893	4,506,430
FutureFuel Corp.	4,158	21,996
Granite Ridge Resources, Inc.	3,316	21,421
†Green Plains, Inc.	3,877	36,754
†Gulfport Energy Corp.	473	87,127
†Hallador Energy Co.	3,632	41,586
Hess Corp.	8,531	1,134,708
HF Sinclair Corp.	8,887	311,489
International Seaways, Inc.	2,758	99,123
Kinder Morgan, Inc.	27,740	760,076
Kinetik Holdings, Inc.	896	50,812
†Kosmos Energy Ltd.	14,647	50,093
Magnolia Oil & Gas Corp. Class A	9,382	219,351
Marathon Petroleum Corp.	9,893	1,380,074
Matador Resources Co.	6,684	376,042
Murphy Oil Corp.	6,564	198,627
NACCO Industries, Inc. Class A	326	9,721
New Fortress Energy, Inc.	4,276	64,653
Nordic American Tankers Ltd.	14,832	37,080
Northern Oil & Gas, Inc.	1,139	42,325
Occidental Petroleum Corp.	19,026	940,075
ONEOK, Inc.	9,386	942,354
Ovintiv, Inc.	13,095	530,348
†Par Pacific Holdings, Inc.	3,626	59,430
PBF Energy, Inc. Class A	5,112	135,724
Peabody Energy Corp.	9,294	194,616
Permian Resources Corp.	19,935	286,665
Phillips 66	7,915	901,756
PHX Minerals, Inc.	655	2,620
†PrimeEnergy Resources Corp.	202	44,357
Range Resources Corp.	13,637	490,659
†REX American Resources Corp.	913	38,063
SandRidge Energy, Inc.	3,035	35,540
Scorpio Tankers, Inc.	1,997	99,231
SFL Corp. Ltd.	10,126	103,488
Sitio Royalties Corp. Class A	1,683	32,280
SM Energy Co.	8,580	332,561
†Talos Energy, Inc.	4,058	39,403
Targa Resources Corp.	6,070	1,083,495
Teekay Corp. Ltd.	3,211	22,252
Teekay Tankers Ltd. Class A	1,148	45,679
Texas Pacific Land Corp.	442	488,834
†Uranium Energy Corp.	12,370	82,755
LVIP Dimensional U.S. Core Equity 2 Fund-21

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp.	10,833	$1,328,018
†Vital Energy, Inc.	1,110	34,321
Vitesse Energy, Inc.	1,422	35,550
W&T Offshore, Inc.	4,101	6,808
Williams Cos., Inc.	19,175	1,037,751
World Kinect Corp.	4,679	128,719
		37,393,844
Paper & Forest Products–0.08%
†Clearwater Paper Corp.	1,500	44,655
Louisiana-Pacific Corp.	5,064	524,377
†Magnera Corp.	1,721	31,271
Mercer International, Inc.	4,679	30,413
Sylvamo Corp.	1,590	125,642
		756,358
Passenger Airlines–0.52%
†Alaska Air Group, Inc.	6,350	411,163
Allegiant Travel Co.	956	89,979
†American Airlines Group, Inc.	14,699	256,204
Copa Holdings SA Class A	1,782	156,602
Delta Air Lines, Inc.	24,758	1,497,859
†Frontier Group Holdings, Inc.	2,518	17,903
†JetBlue Airways Corp.	22,742	178,752
†SkyWest, Inc.	3,119	312,305
Southwest Airlines Co.	12,115	407,306
†Sun Country Airlines Holdings, Inc.	2,980	43,448
†United Airlines Holdings, Inc.	12,582	1,221,712
		4,593,233
Personal Care Products–0.21%
†BellRing Brands, Inc.	4,069	306,559
†Coty, Inc. Class A	28,705	199,787
Edgewell Personal Care Co.	3,074	103,286
†elf Beauty, Inc.	1,640	205,902
Estee Lauder Cos., Inc. Class A	1,114	83,528
†Herbalife Ltd.	4,218	28,218
†Honest Co., Inc.	7,804	54,082
Interparfums, Inc.	1,441	189,506
Kenvue, Inc.	27,395	584,883
Lifevantage Corp.	2,676	46,910
†Medifast, Inc.	636	11,206
Natural Health Trends Corp.	462	2,135
†Nature's Sunshine Products, Inc.	909	13,326
Nu Skin Enterprises, Inc. Class A	3,625	24,976
†USANA Health Sciences, Inc.	1,458	52,328
		1,906,632
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals–2.71%
†Amneal Pharmaceuticals, Inc.	8,114	$64,263
†Amphastar Pharmaceuticals, Inc.	331	12,290
†ANI Pharmaceuticals, Inc.	935	51,687
†Arvinas, Inc.	1,209	23,177
†Assertio Holdings, Inc.	937	816
†Atea Pharmaceuticals, Inc.	4,025	13,484
Bristol-Myers Squibb Co.	43,919	2,484,059
†Collegium Pharmaceutical, Inc.	1,508	43,204
†Corcept Therapeutics, Inc.	4,605	232,046
†Elanco Animal Health, Inc.	18,347	222,182
Eli Lilly & Co.	9,565	7,384,180
†Fulcrum Therapeutics, Inc.	3,143	14,772
†Harmony Biosciences Holdings, Inc.	2,848	98,000
†Innoviva, Inc.	5,638	97,819
†Jazz Pharmaceuticals PLC	1,518	186,942
Johnson & Johnson	41,483	5,999,271
†Ligand Pharmaceuticals, Inc.	909	97,399
Merck & Co., Inc.	32,287	3,211,911
†Nektar Therapeutics	5,848	5,439
Organon & Co.	1,956	29,184
†Pacira BioSciences, Inc.	2,987	56,275
Perrigo Co. PLC	6,497	167,038
Pfizer, Inc.	65,116	1,727,528
Phibro Animal Health Corp. Class A	1,490	31,290
†Pliant Therapeutics, Inc.	1,160	15,277
†Prestige Consumer Healthcare, Inc.	3,449	269,332
†Scilex Holding Co.	1,396	595
SIGA Technologies, Inc.	4,189	25,176
†Supernus Pharmaceuticals, Inc.	4,014	145,146
†Tarsus Pharmaceuticals, Inc.	625	34,606
†Ventyx Biosciences, Inc.	1,006	2,203
Viatris, Inc.	29,225	363,851
Zoetis, Inc.	5,954	970,085
		24,080,527
Professional Services–1.61%
Alight, Inc. Class A	6,750	46,710
†Amentum Holdings, Inc.	2,662	55,982
†Asure Software, Inc.	1,711	16,101
Automatic Data Processing, Inc.	7,168	2,098,289
Barrett Business Services, Inc.	1,991	86,489
BGSF, Inc.	458	2,400
Booz Allen Hamilton Holding Corp.	4,670	601,029
Broadridge Financial Solutions, Inc.	3,118	704,949
LVIP Dimensional U.S. Core Equity 2 Fund-22

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
†CACI International, Inc. Class A	1,277	$515,985
†CBIZ, Inc.	2,928	239,598
†Clarivate PLC	6,339	32,202
†Conduent, Inc.	11,528	46,573
CRA International, Inc.	465	87,048
CSG Systems International, Inc.	1,488	76,052
†Dayforce, Inc.	2,899	210,583
†DLH Holdings Corp.	697	5,597
Dun & Bradstreet Holdings, Inc.	18,237	227,233
Equifax, Inc.	2,435	620,560
†ExlService Holdings, Inc.	7,105	315,320
Exponent, Inc.	2,482	221,146
†First Advantage Corp.	8,659	162,183
†Forrester Research, Inc.	1,302	20,402
†Franklin Covey Co.	769	28,899
†FTI Consulting, Inc.	1,625	310,586
Genpact Ltd.	4,452	191,213
Heidrick & Struggles International, Inc.	1,738	77,011
HireQuest, Inc.	768	10,875
†Huron Consulting Group, Inc.	1,120	139,171
†IBEX Holdings Ltd.	574	12,335
ICF International, Inc.	989	117,899
Insperity, Inc.	1,739	134,790
Jacobs Solutions, Inc.	2,662	355,697
KBR, Inc.	5,931	343,583
Kelly Services, Inc. Class A	2,914	40,621
Kforce, Inc.	774	43,886
Korn Ferry	3,509	236,682
†Legalzoom.com, Inc.	3,899	29,282
Leidos Holdings, Inc.	3,474	500,465
ManpowerGroup, Inc.	2,330	134,488
Maximus, Inc.	2,858	213,350
†Mistras Group, Inc.	2,371	21,481
†NV5 Global, Inc.	3,256	61,343
†Parsons Corp.	3,000	276,750
Paychex, Inc.	6,697	939,053
Paycom Software, Inc.	1,219	249,858
†Paycor HCM, Inc.	2,411	44,772
†Paylocity Holding Corp.	950	189,497
†RCM Technologies, Inc.	1,000	22,160
Resources Connection, Inc.	3,042	25,948
Robert Half, Inc.	3,366	237,168
Science Applications International Corp.	2,991	334,334
SS&C Technologies Holdings, Inc.	6,801	515,380
TransUnion	4,978	461,510
TriNet Group, Inc.	2,281	207,046
†TrueBlue, Inc.	2,836	23,822
TTEC Holdings, Inc.	3,257	16,252
†Upwork, Inc.	1,575	25,751
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
Verisk Analytics, Inc.	3,959	$1,090,427
†Verra Mobility Corp.	8,011	193,706
†Willdan Group, Inc.	746	28,415
		14,277,937
Real Estate Management & Development–0.38%
†AMREP Corp.	442	13,879
†Anywhere Real Estate, Inc.	7,238	23,885
†CBRE Group, Inc. Class A	7,399	971,415
†CKX Lands, Inc.	100	1,260
†CoStar Group, Inc.	4,230	302,826
†Cushman & Wakefield PLC	5,962	77,983
†Douglas Elliman, Inc.	3,734	6,236
eXp World Holdings, Inc.	1,193	13,731
†Five Point Holdings LLC Class A	1,459	5,515
†Forestar Group, Inc.	2,282	59,149
†FRP Holdings, Inc.	2,382	72,961
†Howard Hughes Holdings, Inc.	2,366	181,993
†Jones Lang LaSalle, Inc.	2,455	621,459
Kennedy-Wilson Holdings, Inc.	9,523	95,135
Marcus & Millichap, Inc.	2,435	93,163
†Maui Land & Pineapple Co., Inc.	1,011	22,222
Newmark Group, Inc. Class A	9,823	125,833
†Rafael Holdings, Inc. Class B	887	1,464
†RE/MAX Holdings, Inc. Class A	1,472	15,706
RMR Group, Inc. Class A	1,499	30,939
†Seaport Entertainment Group, Inc.	594	16,602
St. Joe Co.	2,123	95,386
†Stratus Properties, Inc.	394	8,179
†Tejon Ranch Co.	3,049	48,479
†Zillow Group, Inc. Class A	6,226	455,992
		3,361,392
Semiconductors & Semiconductor Equipment–7.85%
†Advanced Micro Devices, Inc.	7,379	891,310
†Allegro MicroSystems, Inc.	3,524	77,035
†Alpha & Omega Semiconductor Ltd.	978	36,215
†Ambarella, Inc.	809	58,847
Amkor Technology, Inc.	12,283	315,550
†Amtech Systems, Inc.	1,163	6,338
Analog Devices, Inc.	4,496	955,220
Applied Materials, Inc.	7,700	1,252,251
†Axcelis Technologies, Inc.	1,222	85,381
Broadcom, Inc.	14,792	3,429,377
†CEVA, Inc.	1,018	32,118
†Cirrus Logic, Inc.	3,277	326,324
†Cohu, Inc.	2,659	70,995
LVIP Dimensional U.S. Core Equity 2 Fund-23

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Credo Technology Group Holding Ltd.	2,502	$168,160
†Diodes, Inc.	2,071	127,719
†Enphase Energy, Inc.	1,541	105,836
Entegris, Inc.	3,102	307,284
†Everspin Technologies, Inc.	2,446	15,630
†First Solar, Inc.	2,584	455,404
†FormFactor, Inc.	3,500	154,000
†GLOBALFOUNDRIES, Inc.	2,473	106,117
†GSI Technology, Inc.	1,975	5,984
†Ichor Holdings Ltd.	1,913	61,637
†indie Semiconductor, Inc. Class A	2,266	9,177
Intel Corp.	54,625	1,095,231
†inTEST Corp.	1,085	9,320
KLA Corp.	2,842	1,790,801
Kulicke & Soffa Industries, Inc.	2,179	101,672
Lam Research Corp.	20,627	1,489,888
†Lattice Semiconductor Corp.	2,350	133,128
†MACOM Technology Solutions Holdings, Inc.	1,808	234,877
†Magnachip Semiconductor Corp.	1,402	5,636
Marvell Technology, Inc.	6,827	754,042
†MaxLinear, Inc.	2,776	54,909
Microchip Technology, Inc.	13,375	767,056
Micron Technology, Inc.	9,842	828,303
MKS Instruments, Inc.	83	8,664
Monolithic Power Systems, Inc.	551	326,027
†Navitas Semiconductor Corp.	3,750	13,388
NVE Corp.	375	30,536
NVIDIA Corp.	334,160	44,874,347
NXP Semiconductors NV	4,625	961,306
†ON Semiconductor Corp.	14,565	918,323
†Onto Innovation, Inc.	2,447	407,842
†PDF Solutions, Inc.	2,280	61,742
†Penguin Solutions, Inc.	2,460	47,207
†Photronics, Inc.	3,884	91,507
Power Integrations, Inc.	1,961	120,994
†Qorvo, Inc.	4,540	317,482
QUALCOMM, Inc.	13,444	2,065,267
†Rambus, Inc.	3,919	207,158
†Silicon Laboratories, Inc.	1,367	169,809
†SiTime Corp.	694	148,884
Skyworks Solutions, Inc.	4,092	362,879
†SolarEdge Technologies, Inc.	763	10,377
†Synaptics, Inc.	1,559	118,983
Teradyne, Inc.	3,389	426,743
Texas Instruments, Inc.	7,783	1,459,390
†Ultra Clean Holdings, Inc.	2,522	90,666
Universal Display Corp.	1,230	179,826
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Veeco Instruments, Inc.	2,578	$69,090
†Wolfspeed, Inc.	1,568	10,443
		69,817,652
Software–7.30%
A10 Networks, Inc.	2,287	42,081
†ACI Worldwide, Inc.	6,433	333,937
Adeia, Inc.	7,533	105,311
†Adobe, Inc.	6,049	2,689,869
†Agilysys, Inc.	153	20,152
†Alarm.com Holdings, Inc.	1,772	107,738
†Alkami Technology, Inc.	1,202	44,089
†Altair Engineering, Inc. Class A	800	87,288
†Amplitude, Inc. Class A	3,306	34,878
†ANSYS, Inc.	1,313	442,914
†Appfolio, Inc. Class A	301	74,263
†AppLovin Corp. Class A	7,569	2,451,069
†Aspen Technology, Inc.	1,465	365,708
†Atlassian Corp. Class A	315	76,665
†Autodesk, Inc.	1,857	548,873
†AvePoint, Inc.	3,296	54,417
Bentley Systems, Inc. Class B	2,883	134,636
†Bill Holdings, Inc.	1,820	154,172
†Blackbaud, Inc.	2,281	168,612
†BlackLine, Inc.	719	43,686
†Box, Inc. Class A	1,064	33,622
†Cadence Design Systems, Inc.	1,182	355,144
†CCC Intelligent Solutions Holdings, Inc.	6,674	78,286
†Cerence, Inc.	2,409	18,911
Clear Secure, Inc. Class A	1,392	37,083
†Commvault Systems, Inc.	456	68,815
†Consensus Cloud Solutions, Inc.	1,160	27,678
†CoreCard Corp.	954	21,656
†Crowdstrike Holdings, Inc. Class A	408	139,601
†CS Disco, Inc.	2,868	14,311
†Daily Journal Corp.	100	56,799
†Datadog, Inc. Class A	238	34,008
†Digital Turbine, Inc.	3,073	5,193
†DocuSign, Inc.	1,008	90,660
Dolby Laboratories, Inc. Class A	2,255	176,116
†DoubleVerify Holdings, Inc.	2,056	39,496
†Dropbox, Inc. Class A	4,063	122,053
†Dynatrace, Inc.	2,110	114,679
†E2open Parent Holdings, Inc.	15,260	40,592
†eGain Corp.	796	4,959
†Elastic NV	272	26,950
†EverCommerce, Inc.	1,922	21,161
†Fair Isaac Corp.	443	881,982
†Five9, Inc.	794	32,268
LVIP Dimensional U.S. Core Equity 2 Fund-24

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Fortinet, Inc.	9,421	$890,096
†Freshworks, Inc. Class A	6,955	112,462
Gen Digital, Inc.	24,225	663,281
†Guidewire Software, Inc.	1,601	269,897
†HashiCorp, Inc. Class A	1,545	52,854
†HubSpot, Inc.	157	109,393
†Informatica, Inc. Class A	5,370	139,244
†Intapp, Inc.	705	45,183
InterDigital, Inc.	1,945	376,785
Intuit, Inc.	1,203	756,086
†Jamf Holding Corp.	4,825	67,791
†JFrog Ltd.	2,880	84,701
†LiveRamp Holdings, Inc.	2,668	81,027
Logility Supply Chain Solutions, Inc. Class A	1,038	11,501
†Manhattan Associates, Inc.	2,492	673,438
†Matterport, Inc.	7,132	33,806
†Meridianlink, Inc.	1,203	24,842
Microsoft Corp.	92,639	39,047,338
†Mitek Systems, Inc.	3,573	39,767
†N-able, Inc.	5,589	52,201
†nCino, Inc.	3,473	116,623
†NCR Voyix Corp.	9,975	138,054
†Nutanix, Inc. Class A	2,597	158,884
†Olo, Inc. Class A	5,124	39,352
†ON24, Inc.	506	3,269
†OneSpan, Inc.	2,510	46,535
†Ooma, Inc.	1,800	25,308
Oracle Corp.	17,625	2,937,030
†Palantir Technologies, Inc. Class A	5,620	425,041
†Palo Alto Networks, Inc.	1,882	342,449
Pegasystems, Inc.	652	60,766
†Procore Technologies, Inc.	600	44,958
Progress Software Corp.	3,296	214,734
†PTC, Inc.	1,995	366,821
†Q2 Holdings, Inc.	1,418	142,722
†Qualys, Inc.	1,575	220,847
†Rimini Street, Inc.	4,284	11,438
†RingCentral, Inc. Class A	628	21,986
†Riot Platforms, Inc.	3,024	30,875
Roper Technologies, Inc.	980	509,453
Salesforce, Inc.	7,099	2,373,409
†Samsara, Inc. Class A	1,356	59,244
Sapiens International Corp. NV	3,371	90,579
†SecureWorks Corp. Class A	2,259	19,111
†SEMrush Holdings, Inc. Class A	1,619	19,234
†SentinelOne, Inc. Class A	8,215	182,373
†ServiceNow, Inc.	339	359,381
SolarWinds Corp.	7,735	110,224
†SoundThinking, Inc.	558	7,287
†Sprinklr, Inc. Class A	2,904	24,539
†SPS Commerce, Inc.	282	51,885
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Synchronoss Technologies, Inc.	257	$2,467
†Synopsys, Inc.	689	334,413
†Telos Corp.	3,621	12,384
†Teradata Corp.	5,927	184,626
†Tyler Technologies, Inc.	575	331,568
†UiPath, Inc. Class A	7,152	90,902
†Unity Software, Inc.	9,692	217,779
†Upland Software, Inc.	1,653	7,174
†Verint Systems, Inc.	3,097	85,013
†Vertex, Inc. Class A	1,395	74,423
†Workday, Inc. Class A	315	81,279
†Xperi, Inc.	3,013	30,944
†Yext, Inc.	4,098	26,063
†Zoom Communications, Inc. Class A	3,207	261,723
†Zscaler, Inc.	476	85,875
		64,935,118
Specialty Retail–2.73%
†1-800-Flowers.com, Inc. Class A	3,054	24,951
†Abercrombie & Fitch Co. Class A	3,681	550,199
Academy Sports & Outdoors, Inc.	3,257	187,375
Advance Auto Parts, Inc.	2,697	127,541
American Eagle Outfitters, Inc.	12,698	211,676
†America's Car-Mart, Inc.	473	24,241
Arhaus, Inc.	2,348	22,071
Arko Corp.	4,300	28,337
†Asbury Automotive Group, Inc.	1,229	298,684
†AutoNation, Inc.	2,738	465,022
†AutoZone, Inc.	118	377,836
Bath & Body Works, Inc.	4,665	180,862
Best Buy Co., Inc.	11,310	970,398
†Beyond, Inc.	3,668	18,083
Big 5 Sporting Goods Corp.	952	1,704
†Boot Barn Holdings, Inc.	1,876	284,814
Buckle, Inc.	3,060	155,479
Build-A-Bear Workshop, Inc.	1,134	52,209
†Burlington Stores, Inc.	1,720	490,303
Caleres, Inc.	1,642	38,029
Camping World Holdings, Inc. Class A	1,466	30,903
†CarMax, Inc.	5,033	411,498
†Carvana Co.	904	183,837
Cato Corp. Class A	2,294	8,947
†Chewy, Inc. Class A	1,823	61,052
†Citi Trends, Inc.	946	24,833
Designer Brands, Inc. Class A	3,126	16,693
†Destination XL Group, Inc.	4,125	11,096
LVIP Dimensional U.S. Core Equity 2 Fund-25

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Dick's Sporting Goods, Inc.	3,444	$788,125
†Duluth Holdings, Inc. Class B	753	2,327
†Five Below, Inc.	2,411	253,059
†Floor & Decor Holdings, Inc. Class A	4,351	433,795
†Foot Locker, Inc.	3,242	70,546
†GameStop Corp. Class A	2,765	86,655
Gap, Inc.	12,803	302,535
Group 1 Automotive, Inc.	1,027	432,860
†GrowGeneration Corp.	2,382	4,026
Guess?, Inc.	4,877	68,571
Haverty Furniture Cos., Inc.	1,170	26,044
Home Depot, Inc.	13,084	5,089,545
J Jill, Inc.	987	27,261
†Lands' End, Inc.	2,935	38,566
†Leslie's, Inc.	6,775	15,108
Lithia Motors, Inc.	1,537	549,370
Lowe's Cos., Inc.	3,406	840,601
†MarineMax, Inc.	1,791	51,849
Monro, Inc.	2,081	51,609
Murphy USA, Inc.	1,030	516,803
†National Vision Holdings, Inc.	3,754	39,117
†ODP Corp.	2,411	54,826
†OneWater Marine, Inc. Class A	769	13,365
†O'Reilly Automotive, Inc.	331	392,500
Penske Automotive Group, Inc.	2,597	395,887
†Petco Health & Wellness Co., Inc.	3,697	14,086
†PetMed Express, Inc.	1,442	6,950
†Revolve Group, Inc.	1,075	36,002
†RH	1,072	421,928
Ross Stores, Inc.	8,185	1,238,145
†Sally Beauty Holdings, Inc.	4,190	43,786
Shoe Carnival, Inc.	2,018	66,755
Signet Jewelers Ltd.	2,577	207,990
†Sleep Number Corp.	1,810	27,584
Sonic Automotive, Inc. Class A	1,581	100,156
†Sportsman's Warehouse Holdings, Inc.	1,747	4,664
†Stitch Fix, Inc. Class A	990	4,267
†Tile Shop Holdings, Inc.	4,218	29,231
†Tilly's, Inc. Class A	2,120	9,010
TJX Cos., Inc.	18,956	2,290,074
Tractor Supply Co.	13,851	734,934
†Ulta Beauty, Inc.	2,108	916,832
Upbound Group, Inc.	3,348	97,661
†Urban Outfitters, Inc.	6,503	356,885
†Valvoline, Inc.	7,552	273,231
†Victoria's Secret & Co.	3,220	133,372
†Warby Parker, Inc. Class A	1,875	45,394
Williams-Sonoma, Inc.	7,148	1,323,667
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Winmark Corp.	151	$59,354
†Zumiez, Inc.	1,585	30,384
		24,275,965
Technology Hardware, Storage & Peripherals–5.66%
Apple, Inc.	187,211	46,881,379
†Corsair Gaming, Inc.	5,089	33,638
†CPI Card Group, Inc.	137	4,095
Dell Technologies, Inc. Class C	2,092	241,082
†Diebold Nixdorf, Inc.	1,512	65,077
Hewlett Packard Enterprise Co.	33,041	705,425
HP, Inc.	15,313	499,663
Immersion Corp.	1,963	17,137
†Intevac, Inc.	505	1,717
NetApp, Inc.	5,933	688,703
†One Stop Systems, Inc.	2,641	8,847
†Pure Storage, Inc. Class A	3,067	188,406
Seagate Technology Holdings PLC	3,860	333,157
†Turtle Beach Corp.	601	10,403
†Western Digital Corp.	8,583	511,804
Xerox Holdings Corp.	13,402	112,979
		50,303,512
Textiles, Apparel & Luxury Goods–0.81%
†Allbirds, Inc. Class A	103	718
†Capri Holdings Ltd.	4,553	95,886
Carter's, Inc.	1,451	78,630
Columbia Sportswear Co.	3,386	284,187
†Crocs, Inc.	2,725	298,469
†Culp, Inc.	857	5,031
†Deckers Outdoor Corp.	3,999	812,157
†Figs, Inc. Class A	10,968	67,892
†Fossil Group, Inc.	4,356	7,274
†G-III Apparel Group Ltd.	1,942	63,348
†Hanesbrands, Inc.	26,411	214,986
Kontoor Brands, Inc.	2,536	216,600
Lakeland Industries, Inc.	306	7,818
Levi Strauss & Co. Class A	3,482	60,239
†Lululemon Athletica, Inc.	2,080	795,413
Movado Group, Inc.	1,488	29,284
NIKE, Inc. Class B	18,274	1,382,794
Oxford Industries, Inc.	824	64,915
PVH Corp.	2,550	269,662
Ralph Lauren Corp.	1,882	434,704
Rocky Brands, Inc.	542	12,358
†Skechers USA, Inc. Class A	5,696	382,999
Steven Madden Ltd.	4,035	171,568
Superior Group of Cos., Inc.	478	7,901
Tapestry, Inc.	13,865	905,800
†Under Armour, Inc. Class A	17,063	134,207
†Unifi, Inc.	1,589	9,931
†Vera Bradley, Inc.	4,817	18,931
LVIP Dimensional U.S. Core Equity 2 Fund-26

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods (continued)
VF Corp.	12,868	$276,147
Wolverine World Wide, Inc.	2,673	59,341
		7,169,190
Tobacco–0.19%
Altria Group, Inc.	9,836	514,325
Philip Morris International, Inc.	8,966	1,079,058
Turning Point Brands, Inc.	703	42,250
Universal Corp.	1,492	81,821
		1,717,454
Trading Companies & Distributors–1.19%
Air Lease Corp.	8,537	411,569
Alta Equipment Group, Inc.	1,479	9,673
Applied Industrial Technologies, Inc.	1,951	467,206
†Beacon Roofing Supply, Inc.	4,500	457,110
†BlueLinx Holdings, Inc.	383	39,127
Boise Cascade Co.	2,267	269,456
†Core & Main, Inc. Class A	3,956	201,400
†Custom Truck One Source, Inc.	7,065	33,983
†Distribution Solutions Group, Inc.	1,378	47,403
†DNOW, Inc.	6,498	84,539
†DXP Enterprises, Inc.	1,112	91,873
EVI Industries, Inc.	812	13,276
Fastenal Co.	13,254	953,095
Ferguson Enterprises, Inc.	6,842	1,187,566
GATX Corp.	2,433	377,018
Global Industrial Co.	2,361	58,529
†GMS, Inc.	2,996	254,151
H&E Equipment Services, Inc.	2,029	99,340
Herc Holdings, Inc.	1,751	331,517
†Hudson Technologies, Inc.	2,788	15,557
Karat Packaging, Inc.	551	16,673
McGrath RentCorp	1,500	167,730
†MRC Global, Inc.	5,465	69,843
MSC Industrial Direct Co., Inc. Class A	2,560	191,206
Rush Enterprises, Inc. Class A	5,893	322,447
†SiteOne Landscape Supply, Inc.	1,945	256,293
†Titan Machinery, Inc.	1,745	24,657
†Transcat, Inc.	587	62,069
United Rentals, Inc.	2,453	1,727,991
Watsco, Inc.	744	352,574
WESCO International, Inc.	2,859	517,365
Willis Lease Finance Corp.	616	127,851
WW Grainger, Inc.	1,239	1,305,968
†Xometry, Inc. Class A	1,572	67,061
		10,613,116
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Water Utilities–0.10%
American States Water Co.	1,681	$130,647
American Water Works Co., Inc.	3,453	429,864
Artesian Resources Corp. Class A	575	18,182
California Water Service Group	2,184	99,001
Consolidated Water Co. Ltd.	860	22,265
Essential Utilities, Inc.	1,390	50,485
Global Water Resources, Inc.	1,585	18,227
Middlesex Water Co.	668	35,157
†Pure Cycle Corp.	1,628	20,643
SJW Group	1,157	56,948
York Water Co.	500	16,360
		897,779
Wireless Telecommunication Services–0.30%
†Gogo, Inc.	4,647	37,594
Spok Holdings, Inc.	803	12,888
Telephone & Data Systems, Inc.	6,032	205,751
T-Mobile U.S., Inc.	10,268	2,266,456
†U.S. Cellular Corp.	2,733	171,414
		2,694,103
Total Common Stock (Cost $426,333,925)		887,174,870
RIGHTS–0.00%
=†ABIOMED, Inc.	626	638
=†Aduro Biotech, Inc.	227	86
=†Albireo Pharma, Inc.	900	5,229
=†Chinook Therapeutics, Inc.	3,834	1,495
=†Mirati Therapeutics, Inc.	1,120	3,338
=†Resolute Forest Products, Inc.	6,285	1,674
=†Spectrum Pharmaceuticals, Inc.	5,260	0
Total Rights (Cost $14,198)		12,460

MONEY MARKET FUND–0.27%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.43%)	2,427,669	2,427,669
Total Money Market Fund (Cost $2,427,669)		2,427,669

LVIP Dimensional U.S. Core Equity 2 Fund-27

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
TOTAL INVESTMENTS–100.05% (Cost $428,775,792)	$889,614,999
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(487,337)
NET ASSETS APPLICABLE TO 40,921,126 SHARES OUTSTANDING–100.00%	$889,127,662
NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL U.S. CORE EQUITY 2 FUND STANDARD CLASS ($682,259,321 / 31,382,345 Shares)	$21.740
NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL U.S. CORE EQUITY 2 FUND SERVICE CLASS ($206,868,341 / 9,538,781 Shares)	$21.687
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$358,589,248
Distributable earnings/(accumulated loss)	530,538,414
TOTAL NET ASSETS	$889,127,662

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".

★Includes $644,086 payable for fund shares redeemed, $24,061 other accrued expenses payable, $396,882 due to manager and affiliates,
$25,560 payable for audit fee and $41,208 payable for fund accounting fee as of December 31, 2024.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 2 Fund-28

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Dividends	$13,119,188
Foreign taxes withheld	(7,649)
13,111,539
EXPENSES:
Management fees	3,801,375
Distribution fees-Service Class	503,241
Shareholder servicing fees	262,476
Accounting and administration expenses	157,554
Professional fees	60,627
Trustees’ fees and expenses	28,710
Reports and statements to shareholders	21,927
Pricing fees	19,009
Custodian fees	13,806
Consulting fees	13,710
Other	30,224
Total operating expenses	4,912,659
NET INVESTMENT INCOME	8,198,880
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	74,637,939
Net change in unrealized appreciation (depreciation) of investments	70,251,252
NET REALIZED AND UNREALIZED GAIN	144,889,191
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$153,088,071
See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional U.S. Core Equity 2 Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/24	12/31/23
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$8,198,880	$9,638,095
Net realized gain	74,637,939	33,846,264
Net change in unrealized appreciation (depreciation)	70,251,252	119,771,861
Net increase in net assets resulting from operations	153,088,071	163,256,220
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(34,897,089)	(28,081,278)
Service Class	(9,778,714)	(7,080,543)
	(44,675,803)	(35,161,821)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	21,031,392	38,242,672
Service Class	25,704,903	31,753,078
Reinvestment of dividends and distributions:
Standard Class	34,897,089	28,081,278
Service Class	9,778,714	7,080,543
	91,412,098	105,157,571
Cost of shares redeemed:
Standard Class	(149,885,768)	(93,257,325)
Service Class	(46,794,373)	(25,226,420)
	(196,680,141)	(118,483,745)
Decrease in net assets derived from capital share transactions	(105,268,043)	(13,326,174)
NET INCREASE IN NET ASSETS	3,144,225	114,768,225
NET ASSETS:
Beginning of year	885,983,437	771,215,212
End of year	$889,127,662	$885,983,437
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 2 Fund-29

LVIP Dimensional U.S. Core Equity 2 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional U.S. Core Equity 2 Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$19.294	$16.555	$20.506	$16.368	$14.366
Income (loss) from investment operations:
Net investment income[1]	0.204	0.217	0.215	0.183	0.176
Net realized and unrealized gain (loss)	3.343	3.309	(3.106)	4.348	2.022
Total from investment operations	3.547	3.526	(2.891)	4.531	2.198
Less dividends and distributions from:
Net investment income	(0.218)	(0.226)	(0.223)	(0.215)	(0.196)
Net realized gain	(0.883)	(0.561)	(0.837)	(0.178)	—
Total dividends and distributions	(1.101)	(0.787)	(1.060)	(0.393)	(0.196)
Net asset value, end of period	$21.740	$19.294	$16.555	$20.506	$16.368
Total return[2]	18.45%	21.65%	(13.91% )	27.77%	15.34%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$682,260	$691,319	$616,725	$779,683	$701,744
Ratio of expenses to average net assets	0.49%	0.49%	0.49%	0.48%	0.49%
Ratio of expenses to average net assets prior to expenses waived	0.49%	0.49%	0.60%	0.78%	0.79%
Ratio of net investment income to average net assets	0.96%	1.22%	1.20%	0.97%	1.29%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.96%	1.22%	1.09%	0.67%	0.99%
Portfolio turnover	4%	9%	8%	6%	12%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 2 Fund-30

LVIP Dimensional U.S. Core Equity 2 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional U.S. Core Equity 2 Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$19.254	$16.526	$20.476	$16.349	$14.355
Income (loss) from investment operations:
Net investment income[1]	0.150	0.172	0.169	0.136	0.142
Net realized and unrealized gain (loss)	3.331	3.300	(3.101)	4.338	2.013
Total from investment operations	3.481	3.472	(2.932)	4.474	2.155
Less dividends and distributions from:
Net investment income	(0.165)	(0.183)	(0.181)	(0.169)	(0.161)
Net realized gain	(0.883)	(0.561)	(0.837)	(0.178)	—
Total dividends and distributions	(1.048)	(0.744)	(1.018)	(0.347)	(0.161)
Net asset value, end of period	$21.687	$19.254	$16.526	$20.476	$16.349
Total return[2]	18.16%	21.35%	(14.12% )	27.46%	15.05%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$206,868	$194,664	$154,490	$168,051	$126,730
Ratio of expenses to average net assets	0.74%	0.74%	0.74%	0.73%	0.74%
Ratio of expenses to average net assets prior to expenses waived	0.74%	0.74%	0.85%	1.03%	1.04%
Ratio of net investment income to average net assets	0.71%	0.97%	0.95%	0.72%	1.04%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.71%	0.97%	0.84%	0.42%	0.74%
Portfolio turnover	4%	9%	8%	6%	12%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 2 Fund-31

LVIP Dimensional U.S. Core Equity 2 Fund
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Dimensional U.S. Core Equity 2 Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on
LVIP Dimensional U.S. Core Equity 2 Fund-32

LVIP Dimensional U.S. Core Equity 2 Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.42% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
Dimensional Fund Advisors LP (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$74,477
Legal	11,310
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $1,556 for the year ended December 31, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$328,947
Distribution fees payable to LFD	45,222
Shareholder servicing fees payable to Lincoln Life	22,713
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP Dimensional U.S. Core Equity 2 Fund-33

LVIP Dimensional U.S. Core Equity 2 Fund
Notes to Financial Statements (continued)
3. Investments
For the year ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$33,053,750
Sales	173,287,534
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments	$430,985,026
Aggregate unrealized appreciation of investments	$497,288,601
Aggregate unrealized depreciation of investments	(38,658,628)
Net unrealized appreciation of investments	$458,629,973
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$14,013,571	$—	$—	$14,013,571
Air Freight & Logistics	5,026,372	—	—	5,026,372
Automobile Components	3,584,678	—	—	3,584,678
Automobiles	6,162,625	—	—	6,162,625
Banks	48,436,520	—	—	48,436,520
Beverages	9,269,656	—	—	9,269,656
Biotechnology	16,008,344	—	15,262	16,023,606
Broadline Retail	19,808,926	—	—	19,808,926
Building Products	11,635,588	—	—	11,635,588
Capital Markets	30,960,144	—	—	30,960,144
Chemicals	16,645,838	—	—	16,645,838
Commercial Services & Supplies	8,586,708	—	— *	8,586,708
Communications Equipment	7,104,564	—	—	7,104,564
LVIP Dimensional U.S. Core Equity 2 Fund-34

LVIP Dimensional U.S. Core Equity 2 Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Construction & Engineering	$7,146,279	$—	$—	$7,146,279
Construction Materials	2,750,726	—	—	2,750,726
Consumer Finance	8,567,692	—	—	8,567,692
Consumer Staples Distribution & Retail	17,765,604	—	—	17,765,604
Containers & Packaging	6,900,869	—	—	6,900,869
Distributors	1,373,382	—	—	1,373,382
Diversified Consumer Services	3,483,251	—	—	3,483,251
Diversified Telecommunication Services	7,095,892	—	—	7,095,892
Electric Utilities	8,979,106	—	—	8,979,106
Electrical Equipment	8,255,964	—	—	8,255,964
Electronic Equipment, Instruments & Components	13,617,900	—	—	13,617,900
Energy Equipment & Services	6,415,140	—	—	6,415,140
Entertainment	8,316,677	—	—	8,316,677
Financial Services	31,166,549	—	—	31,166,549
Food Products	10,027,927	—	—	10,027,927
Gas Utilities	1,836,009	—	—	1,836,009
Ground Transportation	9,804,878	—	—	9,804,878
Health Care Equipment & Supplies	13,963,316	—	— *	13,963,316
Health Care Providers & Services	21,398,104	—	—	21,398,104
Health Care Technology	797,690	—	—	797,690
Hotels, Restaurants & Leisure	16,630,500	—	—	16,630,500
Household Durables	10,882,897	—	—	10,882,897
Household Products	7,101,924	—	—	7,101,924
Independent Power and Renewable Electricity Producers	2,361,489	—	—	2,361,489
Industrial Conglomerates	1,781,686	—	—	1,781,686
Insurance	30,779,724	—	—	30,779,724
Interactive Media & Services	38,680,838	—	—	38,680,838
IT Services	12,263,917	—	—	12,263,917
Leisure Products	1,778,506	—	—	1,778,506
Life Sciences Tools & Services	9,746,024	—	—	9,746,024
Machinery	27,822,925	—	—	27,822,925
Marine Transportation	899,398	—	—	899,398
Media	8,657,242	—	—	8,657,242
Metals & Mining	7,961,072	—	—	7,961,072
Multi-Utilities	4,111,165	—	—	4,111,165
Oil, Gas & Consumable Fuels	37,393,844	—	—	37,393,844
Paper & Forest Products	756,358	—	—	756,358
Passenger Airlines	4,593,233	—	—	4,593,233
Personal Care Products	1,906,632	—	—	1,906,632
Pharmaceuticals	24,080,527	—	—	24,080,527
Professional Services	14,277,937	—	—	14,277,937
Real Estate Management & Development	3,361,392	—	—	3,361,392
Semiconductors & Semiconductor Equipment	69,817,652	—	—	69,817,652
Software	64,935,118	—	—	64,935,118
Specialty Retail	24,275,965	—	—	24,275,965
Technology Hardware, Storage & Peripherals	50,303,512	—	—	50,303,512
Textiles, Apparel & Luxury Goods	7,169,190	—	—	7,169,190
Tobacco	1,717,454	—	—	1,717,454
Trading Companies & Distributors	10,613,116	—	—	10,613,116
Water Utilities	897,779	—	—	897,779
Wireless Telecommunication Services	2,694,103	—	—	2,694,103
Rights	—	—	12,460	12,460
Money Market Fund	2,427,669	—	—	2,427,669
Total Investments	$889,587,277	$—	$27,722	$889,614,999

*	Includes securities that have been valued at zero on the "Statement of Net Assets" that are considered to be Level 3 investments in this table.
During the year ended December 31, 2024, there were no material transfers to or from Level 3 investments.
LVIP Dimensional U.S. Core Equity 2 Fund-35

LVIP Dimensional U.S. Core Equity 2 Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the year ended December 31, 2024.
Asset Type	Fair Value at December 31, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(a)
Common Stock	$15,262	Enterprise Value	Deal Terms	#
Rights	$12,460	Enterprise Value	Deal Terms	#
		Enterprise Value	Deal Terms - Intrinsic Value	#
		Enterprise Value	Deal Terms - Discount Applied (b)	81.25% (N/A)
Total	$27,722
# The quantitative unobservable inputs within this category are based on recent transactions or valuation from a pricing service or corporate action. There were no quantitative unobservable inputs significant to the valuation technique that were created by the fund’s management.

The table above excludes investments that have been deemed worthless and have been valued at zero as there are no unobservable inputs for these securities.
(a) Unobservable inputs were weighted by the relative fair value of the instruments, where applicable.
(b) Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to significantly increase or decrease the fair value of the Fund's securities.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balances as of 12/31/2023	Reclassifications	Purchases	Sales	Transfer In	Transfer Out	Accretion/ (amortization)	Net realized gain (loss)	Net change in unrealized appreciation (depreciation)	Balance as of 12/31/24	Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 12/31/24
Common Stock	$20,476	$—	$—	$—	$—	$—	$—	$—	$(5,214)	$15,262	$(5,214)
Rights	24,317	—	784	(22,576)	—	—	—	12,251	(2,316)	12,460	(6,581)
Total	$44,793	$—	$784	$(22,576)	$—	— $	$—	$12,251	$(7,530)	$27,722	$(11,795)
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale loss deferrals and adjustments related to distributions from underlying real estate investment trusts (REITS).   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Year Ended
	12/31/24	12/31/23
Ordinary income	$13,974,078	$9,861,329
Long-term capital gains	30,701,725	25,300,492
Total	$44,675,803	$35,161,821
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed long-term capital gains	$71,908,440
Other temporary differences	1
Net unrealized appreciation	458,629,973
Distributable earnings/(accumulated loss)	$530,538,414
LVIP Dimensional U.S. Core Equity 2 Fund-36

LVIP Dimensional U.S. Core Equity 2 Fund
Notes to Financial Statements (continued)
 5. Components of Distributable Earnings on a Tax Basis (continued)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, there were no permanent differences requiring a reclassification.
At December 31, 2024, the Fund had no capital loss carryforwards for federal income tax purposes.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/24	12/31/23
Shares sold:
Standard Class	989,477	2,170,573
Service Class	1,211,557	1,774,823
Shares reinvested:
Standard Class	1,609,462	1,550,405
Service Class	453,477	392,961
	4,263,973	5,888,762
Shares redeemed:
Standard Class	(7,046,554)	(5,144,294)
Service Class	(2,236,531)	(1,405,731)
	(9,283,085)	(6,550,025)
Net decrease	(5,019,112)	(661,263)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Effective, February 12, 2025, the line of credit was renewed.
The Fund had no amounts outstanding as of December 31, 2024, or at any time during the year.
8. Risk Factors
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the year ended December 31, 2024. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
LVIP Dimensional U.S. Core Equity 2 Fund-37

LVIP Dimensional U.S. Core Equity 2 Fund
Notes to Financial Statements (continued)
9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Dimensional U.S. Core Equity 2 Fund-38

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP Dimensional U.S. Core Equity 2 Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP Dimensional U.S. Core Equity 2 Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and others. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP Dimensional U.S. Core Equity 2 Fund–39

LVIP Dimensional U.S. Equity Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP Dimensional U.S. Equity Managed Volatility Fund

LVIP Dimensional U.S. Equity Managed Volatility Fund
Schedule of Investments
December 31, 2024

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–56.52%
INVESTMENT COMPANY–56.52%
Equity Fund–56.52%
✧✧Lincoln Variable Insurance Products Trust– LVIP Dimensional U.S. Core Equity 2 Fund	24,973,791	$542,930,224
Total Affiliated Investment (Cost $244,388,376)		542,930,224

UNAFFILIATED INVESTMENTS–43.23%
INVESTMENT COMPANIES–43.23%
Equity Fund–38.49%
**Dimensional Investment Group– DFA U.S. Large Company Portfolio	9,482,738	369,731,963
369,731,963
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Money Market Fund–4.74%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.43%)	45,611,582	$45,611,582
		45,611,582
Total Unaffiliated Investments (Cost $183,298,753)		415,343,545

TOTAL INVESTMENTS–99.75% (Cost $427,687,129)	958,273,769
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.25%	2,366,729
NET ASSETS APPLICABLE TO 41,077,063 SHARES OUTSTANDING–100.00%	$960,640,498

✧✧Standard Class shares.
**Institutional Class shares.

The following futures contracts were outstanding at December 31, 2024:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
30	E-mini Russell 2000 Index	$3,374,700	$3,637,321	3/21/25	$—	$(262,621)
127	E-mini S&P 500 Index	37,692,013	39,118,095	3/21/25	—	(1,426,082)
25	E-mini S&P MidCap 400 Index	7,866,750	8,378,636	3/21/25	—	(511,886)
Total Futures Contracts					$—	$(2,200,589)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2024.
Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
DFA–Dimensional Fund Advisors
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Equity Managed Volatility Fund-1

LVIP Dimensional U.S. Equity Managed Volatility Fund
Statement of Assets and Liabilities
December 31, 2024
ASSETS:
Affiliated investments, at value	$542,930,224
Unaffiliated investments, at value	415,343,545
Cash collateral held at broker for futures contracts	2,845,544
Receivable for securities sold	943,120
Receivable for fund shares sold	384,023
Dividends and interest receivable	181,180
Prepaid expenses	3,720
TOTAL ASSETS	962,631,356
LIABILITIES:
Payable for fund shares redeemed	1,376,780
Due to manager and affiliates	434,316
Variation margin due to broker on futures contracts	127,066
Payable for audit fee	22,140
Payable for fund accounting fee	20,768
Other accrued expenses payable	9,788
TOTAL LIABILITIES	1,990,858
TOTAL NET ASSETS	$960,640,498
Affiliated investments, at cost	$244,388,376
Unaffiliated investments, at cost	183,298,753
Standard Class:
Net Assets	$41,041,532
Shares Outstanding	1,751,961
Net Asset Value Per Share	$23.426
Service Class:
Net Assets	$919,598,966
Shares Outstanding	39,325,102
Net Asset Value Per Share	$23.385
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$374,027,777
Distributable earnings/(accumulated loss)	586,612,721
TOTAL NET ASSETS	$960,640,498
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Equity Managed Volatility Fund-2

LVIP Dimensional U.S. Equity Managed Volatility Fund
Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Dividends from unaffiliated investments	$7,425,748
Dividends from affiliated investments	5,472,566
12,898,314
EXPENSES:
Management fees	2,498,806
Distribution fees-Service Class	2,397,704
Shareholder servicing fees	289,861
Accounting and administration expenses	133,231
Professional fees	52,976
Trustees’ fees and expenses	31,936
Reports and statements to shareholders	29,759
Consulting fees	8,353
Custodian fees	7,806
Pricing fees	189
Other	39,754
5,490,375
Less:
Management fees waived	(49,976)
Total operating expenses	5,440,399
NET INVESTMENT INCOME	7,457,915
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Sale of affiliated investments	44,910,547
Sale of unaffiliated investments	43,371,398
Distributions from affiliated investment companies	22,444,415
Distributions from unaffiliated investment companies	122,467
Futures contracts	11,737,942
Net realized gain	122,586,769
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	24,298,399
Unaffiliated investments	36,405,812
Futures contracts	(4,581,606)
Net change in unrealized appreciation (depreciation)	56,122,605
NET REALIZED AND UNREALIZED GAIN	178,709,374
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$186,167,289
See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional U.S. Equity Managed Volatility Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/24	12/31/23
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$7,457,915	$8,961,382
Net realized gain	122,586,769	40,054,825
Net change in unrealized appreciation (depreciation)	56,122,605	137,423,963
Net increase in net assets resulting from operations	186,167,289	186,440,170
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(2,529,758)	(4,369,261)
Service Class	(56,228,702)	(110,574,090)
	(58,758,460)	(114,943,351)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	12,858,114	10,062,617
Service Class	17,165,233	39,224,207
Reinvestment of dividends and distributions:
Standard Class	2,529,758	4,369,261
Service Class	56,228,702	110,574,090
	88,781,807	164,230,175
Cost of shares redeemed:
Standard Class	(17,176,587)	(9,326,713)
Service Class	(227,517,046)	(129,917,748)
	(244,693,633)	(139,244,461)
Increase (decrease) in net assets derived from capital share transactions	(155,911,826)	24,985,714
NET INCREASE (DECREASE) IN NET ASSETS	(28,502,997)	96,482,533
NET ASSETS:
Beginning of year	989,143,495	892,660,962
End of year	$960,640,498	$989,143,495
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Equity Managed Volatility Fund-3

LVIP Dimensional U.S. Equity Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional U.S. Equity Managed Volatility Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20[1]
Net asset value, beginning of period	$20.681	$19.323	$23.790	$18.815	$16.485
Income (loss) from investment operations:
Net investment income[2]	0.226	0.243	0.204	0.167	0.185
Net realized and unrealized gain (loss)	4.006	3.784	(3.716)	5.043	2.334
Total from investment operations	4.232	4.027	(3.512)	5.210	2.519
Less dividends and distributions from:
Net investment income	(0.329)	(0.236)	(0.221)	(0.235)	(0.189)
Net realized gain	(1.158)	(2.433)	(0.734)	—	—
Total dividends and distributions	(1.487)	(2.669)	(0.955)	(0.235)	(0.189)
Net asset value, end of period	$23.426	$20.681	$19.323	$23.790	$18.815
Total return[3]	20.65%	21.95%	(14.69% )	27.69%	15.30%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$41,042	$37,849	$30,270	$36,695	$29,853
Ratio of expenses to average net assets[4]	0.30%	0.30%	0.30%	0.29%	0.31%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.31%	0.31%	0.31%	0.30%	0.31%
Ratio of net investment income to average net assets	0.99%	1.20%	0.99%	0.78%	1.14%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.98%	1.19%	0.98%	0.77%	1.14%
Portfolio turnover	4%	7%	10%	7%	12%

[1]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Equity Managed Volatility Fund-4

LVIP Dimensional U.S. Equity Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional U.S. Equity Managed Volatility Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20[1]
Net asset value, beginning of period	$20.646	$19.300	$23.760	$18.792	$16.469
Income (loss) from investment operations:
Net investment income[2]	0.168	0.192	0.151	0.112	0.144
Net realized and unrealized gain (loss)	3.996	3.773	(3.709)	5.033	2.325
Total from investment operations	4.164	3.965	(3.558)	5.145	2.469
Less dividends and distributions from:
Net investment income	(0.267)	(0.186)	(0.168)	(0.177)	(0.146)
Net realized gain	(1.158)	(2.433)	(0.734)	—	—
Total dividends and distributions	(1.425)	(2.619)	(0.902)	(0.177)	(0.146)
Net asset value, end of period	$23.385	$20.646	$19.300	$23.760	$18.792
Total return[3]	20.36%	21.64%	(14.90% )	27.38%	15.01%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$919,598	$951,295	$862,391	$1,094,120	$1,002,667
Ratio of expenses to average net assets[4]	0.55%	0.55%	0.55%	0.54%	0.56%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.56%	0.56%	0.56%	0.55%	0.56%
Ratio of net investment income to average net assets	0.74%	0.95%	0.74%	0.53%	0.89%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.73%	0.94%	0.73%	0.52%	0.89%
Portfolio turnover	4%	7%	10%	7%	12%

[1]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Equity Managed Volatility Fund-5

LVIP Dimensional U.S. Equity Managed Volatility Fund
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Dimensional U.S. Equity Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Financial Investments Corporation ("LFI") or other unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employ an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to
LVIP Dimensional U.S. Equity Managed Volatility Fund-6

LVIP Dimensional U.S. Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.25% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$82,564
Legal	12,539
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $7,371 for the year ended December 31, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At December 31, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$207,257
Distribution fees payable to LFD	202,527
Shareholder servicing fees payable to Lincoln Life	24,532
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP Dimensional U.S. Equity Managed Volatility Fund-7

LVIP Dimensional U.S. Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the year ended December 31, 2024, were as follows:
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 12/31/24	Number of Shares 12/31/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-56.52%@
Equity Fund-56.52%@
✧✧LVIP Dimensional U.S. Core Equity 2 Fund	$567,287,393	$32,445,479	$126,011,594	$44,910,547	$24,298,399	$542,930,224	24,973,791	$5,472,566	$22,444,415

@ As a percentage of Net Assets as of December 31, 2024.
✧✧ Standard Class shares.
3. Investments
For the year ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$38,026,072
Sales	213,642,470
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments and derivatives	$431,372,030
Aggregate unrealized appreciation of investments and derivatives	$526,901,743
Aggregate unrealized depreciation of investments and derivatives	(0)
Net unrealized appreciation of investments and derivatives	$526,901,743
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Dimensional U.S. Equity Managed Volatility Fund-8

LVIP Dimensional U.S. Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$542,930,224	$—	$—	$542,930,224
Unaffiliated Investment Companies	415,343,545	—	—	415,343,545
Total Investments	$958,273,769	$—	$—	$958,273,769
Derivatives:
Liabilities:
Futures Contracts	$(2,200,589)	$—	$—	$(2,200,589)
There were no Level 3 investments at the beginning or end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale and straddle loss deferrals, mark-to-market adjustments on certain derivatives and adjustments related to distributions from underlying regulated investment companies (RICS).   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Year Ended
	12/31/24	12/31/23
Ordinary income	$30,569,985	$47,217,594
Long-term capital gains	28,188,475	67,725,757
Total	$58,758,460	$114,943,351
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$85,370,328
Undistributed long-term capital gains	23,225,481
Other temporary differences	(48,884,831)
Net unrealized appreciation	526,901,743
Distributable earnings/(accumulated loss)	$586,612,721
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, there were no permanent differences requiring a reclassification.
At December 31, 2024, the Fund had no capital loss carryforwards for federal income tax purposes.
LVIP Dimensional U.S. Equity Managed Volatility Fund-9

LVIP Dimensional U.S. Equity Managed Volatility Fund
Notes to Financial Statements (continued)
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/24	12/31/23
Shares sold:
Standard Class	563,043	500,027
Service Class	754,764	1,946,531
Shares reinvested:
Standard Class	109,319	224,920
Service Class	2,438,456	5,718,897
	3,865,582	8,390,375
Shares redeemed:
Standard Class	(750,529)	(461,369)
Service Class	(9,944,295)	(6,272,014)
	(10,694,824)	(6,733,383)
Net increase (decrease)	(6,829,242)	1,656,992
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Effective, February 12, 2025, the line of credit was renewed.
The Fund had no amounts outstanding as of December 31, 2024, or at any time during the year.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2024, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.
Fair values of derivative instruments as of December 31, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due to broker on futures contracts	$—	Variation margin due to broker on futures contracts	$(2,200,589)

LVIP Dimensional U.S. Equity Managed Volatility Fund-10

LVIP Dimensional U.S. Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2024. Only current day variation margin is reported on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$11,737,942	$(4,581,606)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2024.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$50,880,236	$—
9. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Dimensional U.S. Equity Managed Volatility Fund-11

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP Dimensional U.S. Equity Managed Volatility Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of LVIP Dimensional U.S. Equity Managed Volatility Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)), including the schedule of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and others; when replies were not received from others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP Dimensional U.S. Equity Managed Volatility Fund–12

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Statement of Net Assets
December 31, 2024

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.77%
Equity Funds–94.98%
✠Fidelity®-
VIP Contrafund® Portfolio	6,018,562	$348,715,468
VIP Equity-Income Portfolio	5,478,846	145,682,535
		494,398,003
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Money Market Fund–4.79%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.43%)	24,899,138	$24,899,138
		24,899,138
Total Investment Companies (Cost $330,623,985)		519,297,141

TOTAL INVESTMENTS–99.77% (Cost $330,623,985)	519,297,141
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.23%	1,220,886
NET ASSETS APPLICABLE TO 31,573,812 SHARES OUTSTANDING–100.00%	$520,518,027
NET ASSET VALUE PER SHARE–LVIP FIDELITY INSTITUTIONAL AM® SELECT CORE EQUITY MANAGED VOLATILITY FUND STANDARD CLASS ($88,179 / 5,335 Shares)		$16.529
NET ASSET VALUE PER SHARE–LVIP FIDELITY INSTITUTIONAL AM® SELECT CORE EQUITY MANAGED VOLATILITY FUND SERVICE CLASS ($520,429,848 / 31,568,477 Shares)		$16.486
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)		$319,600,149
Distributable earnings/(accumulated loss)		200,917,878
TOTAL NET ASSETS		$520,518,027

✠Initial Class.

★Includes $1,462,883 cash collateral held at broker for futures contracts, $20,325 expense reimbursement receivable from Lincoln Financial
Investments Corporation, $475,045 payable for fund shares redeemed, $8,263 other accrued expenses payable, $206,807 due to manager and affiliates, $95,421 variation margin due to broker on futures contracts, $22,140 payable for audit fee and $20,681 payable for fund accounting fee as of December 31, 2024.

The following futures contracts were outstanding at December 31, 2024:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
84	E-mini S&P 500 Index	$24,930,150	$25,809,638	3/21/25	$—	$(879,488)
3	E-mini S&P MidCap 400 Index	944,010	985,343	3/21/25	—	(41,333)
Total Futures Contracts					$—	$(920,821)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2024.

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund-1

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Statement of Net Assets (continued)
Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund-2

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Dividends	$4,572,965
EXPENSES:
Management fees	3,680,620
Distribution fees-Service Class	1,840,003
Shareholder servicing fees	152,483
Accounting and administration expenses	86,922
Professional fees	44,785
Reports and statements to shareholders	17,485
Trustees’ fees and expenses	16,632
Consulting fees	8,018
Custodian fees	6,911
Pricing fees	419
Other	11,583
5,865,861
Less:
Management fees waived	(3,286,268)
Expenses reimbursed	(240,078)
Total operating expenses	2,339,515
NET INVESTMENT INCOME	2,233,450
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	29,635,415
Distributions from investment companies	48,087,929
Foreign currencies	225
Futures contracts	6,122,677
Net realized gain	83,846,246
Net change in unrealized appreciation (depreciation) of:
Investments	41,433,311
Foreign currencies	(303)
Futures contracts	(1,954,632)
Net change in unrealized appreciation (depreciation)	39,478,376
NET REALIZED AND UNREALIZED GAIN	123,324,622
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$125,558,072
See accompanying notes, which are an integral part of the financial statements.

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/24	12/31/23
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,233,450	$3,231,292
Net realized gain	83,846,246	21,561,224
Net change in unrealized appreciation (depreciation)	39,478,376	79,263,151
Net increase in net assets resulting from operations	125,558,072	104,055,667
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(11,692)	(4,713)
Service Class	(66,857,752)	(26,588,146)
	(66,869,444)	(26,592,859)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	802	162
Service Class	38,187,254	27,555,669
Reinvestment of dividends and distributions:
Standard Class	11,692	4,713
Service Class	66,857,752	26,588,146
	105,057,500	54,148,690
Cost of shares redeemed:
Standard Class	(15,743)	(10,348)
Service Class	(133,940,793)	(88,873,471)
	(133,956,536)	(88,883,819)
Decrease in net assets derived from capital share transactions	(28,899,036)	(34,735,129)
NET INCREASE IN NET ASSETS	29,789,592	42,727,679
NET ASSETS:
Beginning of year	490,728,435	448,000,756
End of year	$520,518,027	$490,728,435
See accompanying notes, which are an integral part of the financial statements.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund-3

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20[1]
Net asset value, beginning of period	$14.842	$12.592	$18.674	$15.290	$13.110
Income (loss) from investment operations:
Net investment income[2]	0.134	0.144	0.129	0.085	0.088
Net realized and unrealized gain (loss)	3.945	2.983	(3.708)	4.030	2.527
Total from investment operations	4.079	3.127	(3.579)	4.115	2.615
Less dividends and distributions from:
Net investment income	(1.754)	(0.147)	(0.139)	(0.243)	(0.089)
Net realized gain	(0.638)	(0.730)	(2.364)	(0.488)	(0.346)
Total dividends and distributions	(2.392)	(0.877)	(2.503)	(0.731)	(0.435)
Net asset value, end of period	$16.529	$14.842	$12.592	$18.674	$15.290
Total return[3]	27.63%	25.25%	(18.92% )	26.98%	20.26%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$88	$82	$74	$153	$132
Ratio of expenses to average net assets[4]	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.77%	0.78%	0.77%	0.77%	0.77%
Ratio of net investment income to average net assets	0.77%	1.03%	0.83%	0.49%	0.64%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.10%	0.35%	0.16%	(0.18% )	(0.03% )
Portfolio turnover	15%	11%	15%	20%	16%

[1]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund-4

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20[1]
Net asset value, beginning of period	$14.808	$12.569	$18.648	$15.270	$13.100
Income (loss) from investment operations:
Net investment income[2]	0.073	0.095	0.073	0.024	0.040
Net realized and unrealized gain (loss)	3.932	2.971	(3.698)	4.021	2.519
Total from investment operations	4.005	3.066	(3.625)	4.045	2.559
Less dividends and distributions from:
Net investment income	(1.689)	(0.097)	(0.090)	(0.179)	(0.043)
Net realized gain	(0.638)	(0.730)	(2.364)	(0.488)	(0.346)
Total dividends and distributions	(2.327)	(0.827)	(2.454)	(0.667)	(0.389)
Net asset value, end of period	$16.486	$14.808	$12.569	$18.648	$15.270
Total return[3]	27.19%	24.81%	(19.20% )	26.54%	19.84%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$520,430	$490,647	$447,926	$596,931	$530,011
Ratio of expenses to average net assets[4]	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	1.12%	1.13%	1.12%	1.12%	1.12%
Ratio of net investment income to average net assets	0.42%	0.68%	0.48%	0.14%	0.29%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.25% )	—	(0.19% )	(0.53% )	(0.38% )
Portfolio turnover	15%	11%	15%	20%	16%

[1]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund-5

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund. The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, primarily the Fidelity®-VIP Contrafund® Portfolio and Fidelity® VIP Equity-Income Portfolio (collectively, the “Underlying Funds”). The Fund is advised by Lincoln Financial Investments Corporation ("LFI"). The Fidelity®-VIP Contrafund® Portfolio and Fidelity® VIP Equity-Income Portfolio, which are advised by an unaffiliated adviser, invest primarily in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund-6

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.70% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.625% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.095% of the Fund’s average daily net assets for the Standard Class and 0.445% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended December 31, 2024, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2025	2026	2027	Total
LFI	$237,502	$241,555	$240,078	$719,135
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$43,113
Legal	6,547
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund-7

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $4,504 for the year ended December 31, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At December 31, 2024, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$20,325
Management fees payable to LFI	34,168
Distribution fees payable to LFD	159,427
Shareholder servicing fees payable to Lincoln Life	13,212
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$72,362,197
Sales	113,641,383
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments and derivatives	$349,787,755
Aggregate unrealized appreciation of investments and derivatives	$171,177,262
Aggregate unrealized depreciation of investments and derivatives	(1,667,876)
Net unrealized appreciation of investments and derivatives	$169,509,386
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund-8

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment Companies	$519,297,141	$—	$—	$519,297,141
Derivatives:
Liabilities:
Futures Contracts	$(920,821)	$—	$—	$(920,821)
There were no Level 3 investments at the beginning or end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale and straddle loss deferrals, mark-to-market adjustments on certain derivatives and adjustments related to distributions from underlying regulated investment companies (RICS).   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Year Ended
	12/31/24	12/31/23
Ordinary income	$6,172,268	$6,153,997
Long-term capital gains	60,697,176	20,438,862
Total	$66,869,444	$26,592,859
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$21,827
Undistributed long-term capital gains	31,386,668
Other temporary differences	(3)
Net unrealized appreciation	169,509,386
Distributable earnings/(accumulated loss)	$200,917,878
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, there were no permanent differences requiring a reclassification.
At December 31, 2024, the Fund had no capital loss carryforwards for federal income tax purposes.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund-9

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Notes to Financial Statements (continued)
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/24	12/31/23
Shares sold:
Standard Class	45	12
Service Class	2,219,225	1,991,209
Shares reinvested:
Standard Class	699	333
Service Class	4,001,841	1,890,355
	6,221,810	3,881,909
Shares redeemed:
Standard Class	(917)	(738)
Service Class	(7,785,800)	(6,385,818)
	(7,786,717)	(6,386,556)
Net decrease	(1,564,907)	(2,504,647)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Effective, February 12, 2025, the line of credit was renewed.
The Fund had no amounts outstanding as of December 31, 2024, or at any time during the year.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2024, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of December 31, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(920,821)
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund-10

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$6,105,560	$(1,947,683)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	17,117	(6,949)
Total		$6,122,677	$(1,954,632)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2024.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$26,324,061	$—
9. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund-11

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and others; when replies were not received from others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund–12

LVIP Franklin Templeton Global Equity Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP Franklin Templeton Global Equity Managed Volatility Fund

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Statement of Net Assets
December 31, 2024

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–92.89%
Australia–0.04%
Pro Medicus Ltd.	2,285	$353,745
		353,745
Canada–2.58%
†Celestica, Inc.	4,548	419,780
Constellation Software, Inc.	341	1,054,447
†Descartes Systems Group, Inc.	4,513	512,677
GFL Environmental, Inc.	104,200	4,641,068
†Lumine Group, Inc.	2,229	63,794
Manulife Financial Corp.	258,200	7,932,180
Royal Bank of Canada	60,800	7,330,938
†Shopify, Inc. Class A	21,765	2,316,482
		24,271,366
China–0.17%
Tencent Holdings Ltd.	30,438	1,634,250
		1,634,250
Denmark–0.47%
†Ascendis Pharma AS ADR	486	66,908
†Orsted AS	95,879	4,329,295
		4,396,203
France–3.42%
Airbus SE	8,834	1,416,345
BNP Paribas SA	29,705	1,822,194
Cie de Saint-Gobain SA	93,522	8,302,165
Danone SA	20,644	1,392,531
Kering SA	22,399	5,527,876
Sanofi SA	89,482	8,688,752
Veolia Environnement SA	178,769	5,020,171
		32,170,034
Germany–3.44%
†BioNTech SE ADR	559	63,698
†Covestro AG	17,013	1,022,129
Daimler Truck Holding AG	149,067	5,709,574
Deutsche Bank AG	76,962	1,328,125
Deutsche Telekom AG	56,038	1,679,071
Fresenius Medical Care AG	108,189	4,925,930
†Fresenius SE & Co. KGaA	45,525	1,580,217
Infineon Technologies AG	232,067	7,575,069
SAP SE	28,907	7,110,373
Siemens AG	7,005	1,365,937
		32,360,123
Hong Kong–0.18%
Prudential PLC	209,724	1,672,465
		1,672,465
India–0.50%
†MakeMyTrip Ltd.	2,455	275,647
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
Reliance Industries Ltd. GDR	77,431	$4,398,081
		4,673,728
Ireland–2.90%
Accenture PLC Class A	20,510	7,215,213
AerCap Holdings NV	20,242	1,937,159
†Aptiv PLC	29,085	1,759,061
Medtronic PLC	104,512	8,348,419
Smurfit WestRock PLC	148,781	8,038,934
		27,298,786
Israel–0.02%
†Global-e Online Ltd.	1,360	74,161
†Wix.com Ltd.	555	119,075
		193,236
Japan–3.12%
Denso Corp.	100,742	1,388,930
Ebara Corp.	404,300	6,203,016
Honda Motor Co. Ltd.	836,900	7,967,961
Hoya Corp.	359	44,554
Keyence Corp.	457	185,757
Mitsubishi Electric Corp.	60,052	1,014,023
†Renesas Electronics Corp.	115,991	1,467,868
Seven & i Holdings Co. Ltd.	86,906	1,362,480
Sumitomo Mitsui Financial Group, Inc.	403,500	9,684,092
		29,318,681
Netherlands–1.88%
†Argenx SE	620	385,310
ASM International NV	918	531,369
ASML Holding NV	1,356	939,816
ING Groep NV	366,282	5,740,520
NN Group NV	27,353	1,191,994
NXP Semiconductors NV	23,727	4,931,657
SBM Offshore NV	227,660	3,999,533
		17,720,199
Norway–0.56%
Norsk Hydro ASA	959,077	5,275,574
		5,275,574
Republic of Korea–1.46%
Samsung Electronics Co. Ltd.	206,106	7,355,265
Shinhan Financial Group Co. Ltd.	195,262	6,331,727
		13,686,992
Singapore–0.18%
DBS Group Holdings Ltd.	51,568	1,650,901
		1,650,901
LVIP Franklin Templeton Global Equity Managed Volatility Fund-1

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden–0.71%
Securitas AB Class B	540,866	$6,687,236
		6,687,236
Switzerland–1.29%
Cie Financiere Richemont SA Class A	9,515	1,439,373
Novartis AG ADR	14,388	1,400,097
Roche Holding AG	6,141	1,717,064
Swiss Re AG	52,490	7,602,363
		12,158,897
Taiwan–1.42%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	67,763	13,382,515
		13,382,515
Thailand–0.02%
†Sea Ltd. ADR	1,512	160,423
		160,423
United Kingdom–7.99%
†ARM Holdings PLC ADR	426	52,551
AstraZeneca PLC	55,852	7,319,341
Barratt Redrow PLC	878,781	4,841,741
BP PLC	351,943	1,731,548
BP PLC ADR	427,719	12,643,374
British American Tobacco PLC	41,923	1,511,522
CNH Industrial NV	606,283	6,869,186
DS Smith PLC	87,869	596,217
GSK PLC	100,179	1,688,700
Haleon PLC	301,736	1,425,603
nVent Electric PLC	58,375	3,978,840
Reckitt Benckiser Group PLC	22,284	1,348,278
Rio Tinto PLC	23,631	1,397,236
Shell PLC	428,464	13,281,115
Standard Chartered PLC	675,842	8,364,411
TechnipFMC PLC	5,847	169,212
Unilever PLC	140,203	7,982,654
		75,201,529
United States–60.38%
Abbott Laboratories	46,525	5,262,443
AbbVie, Inc.	20,125	3,576,212
†ADMA Biologics, Inc.	579	9,930
†Advanced Micro Devices, Inc.	6,803	821,734
†Agilysys, Inc.	1,356	178,599
Air Products & Chemicals, Inc.	11,280	3,271,651
Allstate Corp.	30,654	5,909,785
Alphabet, Inc. Class A	113,811	21,544,422
†Amazon.com, Inc.	45,435	9,967,985
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
American Tower Corp.	8,134	$1,491,857
Amphenol Corp. Class A	5,947	413,019
Analog Devices, Inc.	31,123	6,612,393
†Appfolio, Inc. Class A	934	230,436
Apple, Inc.	41,019	10,271,978
Applied Materials, Inc.	4,574	743,870
†AppLovin Corp. Class A	2,944	953,356
Aramark	165,244	6,165,254
†Arista Networks, Inc.	5,646	624,052
†Aspen Technology, Inc.	2,574	642,548
†Axon Enterprise, Inc.	4,217	2,506,247
Baker Hughes Co.	4,616	189,348
Bank of America Corp.	204,435	8,984,918
Becton Dickinson & Co.	14,525	3,295,287
Blackrock, Inc.	1,262	1,293,689
†Block, Inc.	891	75,726
Booking Holdings, Inc.	227	1,127,831
†Boston Scientific Corp.	2,307	206,061
Broadcom, Inc.	56,711	13,147,878
†Cadence Design Systems, Inc.	9,110	2,737,191
Capital One Financial Corp.	8,460	1,508,587
Carlisle Cos., Inc.	9,865	3,638,607
†Carvana Co.	578	117,542
Casey's General Stores, Inc.	4,525	1,792,941
†CBRE Group, Inc. Class A	5,871	770,804
Charles Schwab Corp.	52,825	3,909,578
†Charter Communications, Inc. Class A	6,112	2,095,010
Chevron Corp.	21,150	3,063,366
Cintas Corp.	19,575	3,576,352
†Clearwater Analytics Holdings, Inc. Class A	3,459	95,192
†Cloudflare, Inc. Class A	3,898	419,737
†Coinbase Global, Inc. Class A	1,124	279,089
Colgate-Palmolive Co.	28,175	2,561,389
Comcast Corp. Class A	216,721	8,133,539
†Confluent, Inc. Class A	840	23,486
†Cooper Cos., Inc.	448	41,185
CRH PLC	101,648	9,434,545
†Crinetics Pharmaceuticals, Inc.	2,551	130,433
†Crowdstrike Holdings, Inc. Class A	456	156,025
Crown Holdings, Inc.	50,312	4,160,299
CVS Health Corp.	26,066	1,170,103
Danaher Corp.	19,351	4,442,022
†Datadog, Inc. Class A	2,288	326,932
Delta Air Lines, Inc.	141,936	8,587,128
†DoorDash, Inc. Class A	4,575	767,456
Dover Corp.	10,385	1,948,226
†Doximity, Inc. Class A	3,764	200,960
LVIP Franklin Templeton Global Equity Managed Volatility Fund-2

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Dr. Horton, Inc.	18,121	$2,533,678
†Duolingo, Inc.	458	148,497
Ecolab, Inc.	16,600	3,889,712
Elevance Health, Inc.	4,098	1,511,752
Eli Lilly & Co.	2,962	2,286,664
Entergy Corp.	18,186	1,378,863
EOG Resources, Inc.	19,975	2,448,536
Erie Indemnity Co. Class A	5,775	2,380,628
Everest Group Ltd.	4,913	1,780,766
Exxon Mobil Corp.	20,461	2,200,990
†Fair Isaac Corp.	228	453,932
Fastenal Co.	941	67,667
Ferguson Enterprises, Inc.	6,123	1,062,769
Fidelity National Information Services, Inc.	114,389	9,239,200
†Fiserv, Inc.	7,123	1,463,207
†Fortinet, Inc.	1,401	132,366
Freeport-McMoRan, Inc.	152,494	5,806,972
†Gartner, Inc.	800	387,576
GE Vernova, Inc.	691	227,291
General Dynamics Corp.	14,530	3,828,510
†Gitlab, Inc. Class A	720	40,572
Global Payments, Inc.	16,378	1,835,319
†Globus Medical, Inc. Class A	427	35,317
†GoDaddy, Inc. Class A	593	117,040
†Guidewire Software, Inc.	1,007	169,760
HCA Healthcare, Inc.	34,423	10,332,063
†HealthEquity, Inc.	2,290	219,726
Hess Corp.	3,338	443,987
Honeywell International, Inc.	22,750	5,138,997
†HubSpot, Inc.	1,359	946,910
Humana, Inc.	3,518	892,552
Hyatt Hotels Corp. Class A	46,896	7,361,734
†ICON PLC	24,100	5,054,011
†IDEXX Laboratories, Inc.	906	374,577
†Insmed, Inc.	1,342	92,652
Intel Corp.	1,006	20,170
Intercontinental Exchange, Inc.	32,612	4,859,514
†Intra-Cellular Therapies, Inc.	900	75,168
Intuit, Inc.	2,957	1,858,475
†Intuitive Surgical, Inc.	4,765	2,487,139
JB Hunt Transport Services, Inc.	10,200	1,740,732
Johnson & Johnson	26,925	3,893,893
Johnson Controls International PLC	75,713	5,976,027
JPMorgan Chase & Co.	33,007	7,912,108
Kellanova	7,864	636,748
Kenvue, Inc.	511,425	10,918,924
KLA Corp.	915	576,560
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†Klaviyo, Inc. Class A	4,600	$189,704
†Kratos Defense & Security Solutions, Inc.	1,338	35,296
†Krystal Biotech, Inc.	447	70,027
Lam Research Corp.	9,051	653,754
Leidos Holdings, Inc.	590	84,995
†Life360, Inc.	2,322	95,829
†Ligand Pharmaceuticals, Inc.	709	75,969
Linde PLC	16,390	6,862,001
Lowe's Cos., Inc.	19,135	4,722,518
†Manhattan Associates, Inc.	1,585	428,330
Marsh & McLennan Cos., Inc.	6,450	1,370,045
Marvell Technology, Inc.	228	25,183
Mastercard, Inc. Class A	7,732	4,071,439
McCormick & Co., Inc.	30,650	2,336,756
McDonald's Corp.	18,025	5,225,267
Merck & Co., Inc.	15,851	1,576,857
Meta Platforms, Inc. Class A	10,235	5,992,695
Micron Technology, Inc.	48,783	4,105,577
Microsoft Corp.	74,112	31,238,208
†Monday.com Ltd.	2,296	540,570
Mondelez International, Inc. Class A	55,770	3,331,142
†MongoDB, Inc.	442	102,902
Monolithic Power Systems, Inc.	1,596	944,353
Moody's Corp.	695	328,992
Morgan Stanley	35,935	4,517,748
MSCI, Inc.	221	132,602
Nasdaq, Inc.	67,260	5,199,871
†Natera, Inc.	5,498	870,333
†Netflix, Inc.	799	712,165
NextEra Energy, Inc.	42,545	3,050,051
NIKE, Inc. Class B	17,010	1,287,147
NVIDIA Corp.	108,924	14,627,404
†Oceaneering International, Inc.	4,520	117,882
Oracle Corp.	27,275	4,545,106
†Palantir Technologies, Inc. Class A	2,252	170,319
†Palo Alto Networks, Inc.	9,110	1,657,656
Parker-Hannifin Corp.	1,810	1,151,214
PepsiCo, Inc.	28,875	4,390,732
PNC Financial Services Group, Inc.	44,325	8,548,076
†PROCEPT BioRobotics Corp.	2,917	234,877
Procter & Gamble Co.	32,175	5,394,139
†Q2 Holdings, Inc.	480	48,312
Quanta Services, Inc.	3,195	1,009,780
†ROBLOX Corp. Class A	262	15,159
Roper Technologies, Inc.	13,635	7,088,155
LVIP Franklin Templeton Global Equity Managed Volatility Fund-3

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Ross Stores, Inc.	30,810	$4,660,629
RTX Corp.	42,775	4,949,923
Salesforce, Inc.	1,836	613,830
†Samsara, Inc. Class A	5,705	249,251
Schlumberger NV	43,702	1,675,535
†ServiceNow, Inc.	4,547	4,820,366
†ServiceTitan, Inc. Class A	1,165	119,844
Sherwin-Williams Co.	6,080	2,066,774
†Spotify Technology SA	558	249,638
†SPS Commerce, Inc.	440	80,956
STERIS PLC	10,100	2,076,156
Stryker Corp.	21,017	7,567,171
†Synopsys, Inc.	4,535	2,201,108
Target Corp.	17,275	2,335,235
†Tempus AI, Inc.	2,807	94,764
†Tesla, Inc.	8,422	3,401,140
Texas Instruments, Inc.	35,350	6,628,478
Thermo Fisher Scientific, Inc.	2,034	1,058,148
T-Mobile U.S., Inc.	73,591	16,243,741
†Toast, Inc. Class A	839	30,582
†Trade Desk, Inc. Class A	2,927	344,010
Tradeweb Markets, Inc. Class A	9,128	1,195,038
†Tyler Technologies, Inc.	793	457,276
†Uber Technologies, Inc.	4,558	274,939
†Ultragenyx Pharmaceutical, Inc.	512	21,540
United Parcel Service, Inc. Class B	35,215	4,440,611
†United Therapeutics Corp.	905	319,320
UnitedHealth Group, Inc.	37,512	18,975,820
†Veeva Systems, Inc. Class A	254	53,404
Verisk Analytics, Inc.	609	167,737
†Vertex Pharmaceuticals, Inc.	917	369,276
†Vertex, Inc. Class A	1,536	81,946
Vertiv Holdings Co. Class A	1,370	155,646
Visa, Inc. Class A	47,824	15,114,297
Voya Financial, Inc.	22,075	1,519,422
Walmart, Inc.	71,705	6,478,547
Walt Disney Co.	12,403	1,381,074
Wells Fargo & Co.	125,768	8,833,944
West Pharmaceutical Services, Inc.	9,155	2,998,812
WW Grainger, Inc.	4,555	4,801,198
†Zebra Technologies Corp. Class A	218	84,196
Zimmer Biomet Holdings, Inc.	64,466	6,809,544
		568,024,487
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Uruguay–0.16%
†MercadoLibre, Inc.	912	$1,550,801
		1,550,801
Total Common Stock (Cost $557,702,892)		873,842,171
ΔWARRANT–0.00%
Canada–0.00%
=†Constellation Software, Inc. exp 3/31/40 exercise price CAD 1.0000	236	0
Total Warrant (Cost $0)		0

	Principal Amount°
ΔCORPORATE BOND–0.03%
United States–0.03%
Michaels Cos., Inc. 7.88% 5/1/29	350,000	212,312
Total Corporate Bond (Cost $216,113)		212,312
ΔLOAN AGREEMENTS–0.20%
United States–0.20%
•CoreLogic, Inc. 8.19% (SOFR CME01M + 3.50%) 6/2/28	420,285	414,431
•Michaels Cos., Inc. 9.12% (SOFR CME03M + 4.25%) 4/17/28	745,654	598,961
•Neptune Bidco U.S., Inc.
9.51% (SOFR CME03M + 4.75%) 4/11/29	499,592	446,600
9.76% (SOFR CME03M + 5.00%) 4/11/29	468,107	419,041
Total Loan Agreements (Cost $1,939,710)		1,879,033

	Number of Shares
MONEY MARKET FUND–6.44%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 4.43%)	60,582,100	60,582,100
Total Money Market Fund (Cost $60,582,100)		60,582,100

LVIP Franklin Templeton Global Equity Managed Volatility Fund-4

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENT–0.03%
U.S. TREASURY OBLIGATIONS–0.03%
≠U.S. Treasury Bills 0.01% 1/30/25	300,000	$299,013
		299,013
Total Short-Term Investment (Cost $298,884)		299,013

TOTAL INVESTMENTS–99.59% (Cost $620,739,699)	936,814,629
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.41%	3,901,552
NET ASSETS APPLICABLE TO 21,277,155 SHARES OUTSTANDING–100.00%	$940,716,181
NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY FUND STANDARD CLASS ($90,755,870 / 2,052,426 Shares)	$44.219
NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY FUND SERVICE CLASS ($849,960,311 / 19,224,729 Shares)	$44.212
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$533,153,802
Distributable earnings/(accumulated loss)	407,562,379
TOTAL NET ASSETS	$940,716,181

ΔSecurities have been classified by country of origin.
†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

≠The rate shown is the effective yield at the time of purchase.

★Includes $2,898,119 cash collateral held at broker for futures contracts, $134,522 payable for securities purchased, $502,157 payable for fund shares redeemed, $68,836 other accrued expenses payable, $731,326 due to manager and affiliates, $100,574 variation margin due to broker on futures contracts, $25,560 payable for audit fee and $64,846 payable for fund accounting fee as of December 31, 2024.

LVIP Franklin Templeton Global Equity Managed Volatility Fund-5

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Statement of Net Assets (continued)

The following foreign currency exchange contracts and futures contracts were outstanding at December 31, 2024:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	EUR	(4,931,313)	USD	5,384,540	1/13/25	$273,736	$—
BOA	EUR	300,688	USD	(330,811)	1/13/25	—	(19,178)
HSBC	EUR	(168,616)	USD	184,454	1/13/25	9,701	—
HSBC	KRW	(1,619,843,532)	USD	1,175,148	4/29/25	73,223	—
HSBC	KRW	155,832,732	USD	(111,266)	4/29/25	—	(5,258)
UBS	EUR	(317,398)	USD	337,483	1/13/25	8,533	—
UBS	EUR	264,521	USD	(288,069)	1/13/25	—	(13,922)
UBS	JPY	(227,896,656)	USD	1,490,812	2/20/25	33,909	—
UBS	JPY	4,230,414	USD	(27,083)	2/20/25	—	(38)
Total Foreign Currency Exchange Contracts						$399,102	$(38,396)
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
37	British Pound	$2,891,319	$2,947,349	3/17/25	$—	$(56,030)
36	Euro	4,674,825	4,748,222	3/17/25	—	(73,397)
42	Japanese Yen	3,365,250	3,496,231	3/17/25	—	(130,981)
					—	(260,408)
Equity Contracts:
88	E-mini S&P 500 Index	26,117,297	27,105,451	3/21/25	—	(988,154)
25	E-mini S&P MidCap 400 Index	7,866,750	8,354,643	3/21/25	—	(487,893)
93	Euro STOXX 50 Index	4,702,063	4,818,263	3/21/25	—	(116,200)
28	FTSE 100 Index	2,867,526	2,930,134	3/21/25	—	(62,608)
14	Nikkei 225 Index (OSE)	3,550,161	3,496,814	3/13/25	53,347	—
					53,347	(1,654,855)
Total Futures Contracts					$53,347	$(1,915,263)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2024.

Summary of Abbreviations:
ADR–American Depositary Receipt
BOA–Bank of America
CAD–Canadian Dollar
EUR–Euro
FTSE–Financial Times Stock Exchange
GDR–Global Depository Receipt
HSBC–Hong Kong and Shanghai Banking Corporation
JPY–Japanese Yen
KRW–South Korean Won
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
SOFR CME01M–1 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFR CME03M–3 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
USD–United States Dollar
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Global Equity Managed Volatility Fund-6

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Dividends	$18,365,812
Interest	3,656,880
Foreign taxes withheld	(845,447)
21,177,245
EXPENSES:
Management fees	6,320,838
Distribution fees-Service Class	2,218,227
Shareholder servicing fees	283,757
Accounting and administration expenses	205,439
Professional fees	110,467
Custodian fees	77,565
Reports and statements to shareholders	33,619
Trustees’ fees and expenses	31,322
Consulting fees	21,928
Pricing fees	14,517
Other	35,540
9,353,219
Less:
Management fees waived	(97,847)
Total operating expenses	9,255,372
NET INVESTMENT INCOME	11,921,873
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	91,924,260
Foreign currencies	(34,837)
Foreign currency exchange contracts	411,829
Futures contracts	9,320,354
Net realized gain	101,621,606
Net change in unrealized appreciation (depreciation) of:
Investments	4,239,420
Foreign currencies	(58,221)
Foreign currency exchange contracts	582,626
Futures contracts	(4,064,123)
Net change in unrealized appreciation (depreciation)	699,702
NET REALIZED AND UNREALIZED GAIN	102,321,308
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$114,243,181
See accompanying notes, which are an integral part of the financial statements.

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/24	12/31/23
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$11,921,873	$12,606,210
Net realized gain	101,621,606	41,900,378
Net change in unrealized appreciation (depreciation)	699,702	94,965,258
Net increase in net assets resulting from operations	114,243,181	149,471,846
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(5,141,975)	(5,080,091)
Service Class	(46,949,065)	(49,783,983)
	(52,091,040)	(54,864,074)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	6,329,622	5,525,924
Service Class	21,765,740	23,479,063
Reinvestment of dividends and distributions:
Standard Class	5,141,975	5,080,091
Service Class	46,949,065	49,783,983
	80,186,402	83,869,061
Cost of shares redeemed:
Standard Class	(13,429,796)	(10,412,132)
Service Class	(159,357,378)	(134,975,406)
	(172,787,174)	(145,387,538)
Decrease in net assets derived from capital share transactions	(92,600,772)	(61,518,477)
NET INCREASE (DECREASE) IN NET ASSETS	(30,448,631)	33,089,295
NET ASSETS:
Beginning of year	971,164,812	938,075,517
End of year	$940,716,181	$971,164,812
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Global Equity Managed Volatility Fund-7

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Franklin Templeton Global Equity Managed Volatility Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20[1]
Net asset value, beginning of period	$41.594	$37.707	$45.868	$39.545	$35.448
Income (loss) from investment operations:
Net investment income[2]	0.648	0.628	0.501	0.385	0.431
Net realized and unrealized gain (loss)	4.570	5.769	(6.164)	6.464	4.052
Total from investment operations	5.218	6.397	(5.663)	6.849	4.483
Less dividends and distributions from:
Net investment income	(0.710)	(0.657)	(0.624)	(0.526)	(0.386)
Net realized gain	(1.883)	(1.853)	(1.874)	—	—
Total dividends and distributions	(2.593)	(2.510)	(2.498)	(0.526)	(0.386)
Net asset value, end of period	$44.219	$41.594	$37.707	$45.868	$39.545
Total return[3]	12.54%	17.24%	(12.06% )	17.32%	12.66%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$90,756	$87,204	$78,905	$98,213	$90,558
Ratio of expenses to average net assets	0.72%	0.72%	0.72%	0.71%	0.73%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.73%	0.73%	0.73%	0.72%	0.74%
Ratio of net investment income to average net assets	1.44%	1.56%	1.24%	0.88%	1.25%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.43%	1.55%	1.23%	0.87%	1.24%
Portfolio turnover	27%	20%	29%	27%	45%

[1]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Global Equity Managed Volatility Fund-8

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Franklin Templeton Global Equity Managed Volatility Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20[1]
Net asset value, beginning of period	$41.586	$37.705	$45.861	$39.540	$35.451
Income (loss) from investment operations:
Net investment income[2]	0.535	0.526	0.399	0.275	0.344
Net realized and unrealized gain (loss)	4.567	5.761	(6.159)	6.457	4.041
Total from investment operations	5.102	6.287	(5.760)	6.732	4.385
Less dividends and distributions from:
Net investment income	(0.593)	(0.553)	(0.522)	(0.411)	(0.296)
Net realized gain	(1.883)	(1.853)	(1.874)	—	—
Total dividends and distributions	(2.476)	(2.406)	(2.396)	(0.411)	(0.296)
Net asset value, end of period	$44.212	$41.586	$37.705	$45.861	$39.540
Total return[3]	12.26%	16.95%	(12.28% )	17.03%	12.38%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$849,960	$883,961	$859,170	$1,071,692	$1,024,444
Ratio of expenses to average net assets	0.97%	0.97%	0.97%	0.96%	0.98%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.98%	0.98%	0.98%	0.97%	0.99%
Ratio of net investment income to average net assets	1.19%	1.31%	0.99%	0.63%	1.00%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.18%	1.30%	0.98%	0.62%	0.99%
Portfolio turnover	27%	20%	29%	27%	45%

[1]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Global Equity Managed Volatility Fund-9

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Franklin Templeton Global Equity Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to provide long-term capital growth, which it seeks to achieve through a flexible policy of investing primarily in stocks of companies organized in the United States or in any foreign nation. A portion of the Fund may also be invested in debt obligations of companies and governments of any nation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
LVIP Franklin Templeton Global Equity Managed Volatility Fund-10

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of December 31, 2024, the value and cost of foreign currency held by the LVIP Franklin Templeton Global Equity Managed Volatility Fund is $101 and $104 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $9,210 for the year ended December 31, 2024. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisers, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.75% of the first $200 million of the Fund’s average daily net assets; 0.65% of the next $300 million; and 0.60% of the Fund’s average daily net assets in excess of $500 million.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.01% of the Fund's average daily net assets.   The management fee, net of waivers, is calculated daily and paid monthly.
LVIP Franklin Templeton Global Equity Managed Volatility Fund-11

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Templeton Investment Counsel, LLC, Franklin Advisers, Inc., and Franklin Mutual Advisers, LLC (the “Sub-Advisers”) are each responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Advisers a fee based on their respective managed portion of the Fund’s average daily net assets.
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$80,880
Legal	12,283
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $11,662 for the year ended December 31, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$522,161
Distribution fees payable to LFD	185,373
Shareholder servicing fees payable to Lincoln Life	23,792
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   For the year ended December 31, 2024, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$241,899,267
Sales	359,794,513
LVIP Franklin Templeton Global Equity Managed Volatility Fund-12

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$622,715,313
Aggregate unrealized appreciation of investments and derivatives	$332,010,191
Aggregate unrealized depreciation of investments and derivatives	(17,909,573)
Net unrealized appreciation of investments and derivatives	$314,100,618
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of December 31, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Franklin Templeton Global Equity Managed Volatility Fund-13

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$353,745	$—	$—	$353,745
Canada	24,271,366	—	—	24,271,366
China	1,634,250	—	—	1,634,250
Denmark	66,908	4,329,295	—	4,396,203
France	32,170,034	—	—	32,170,034
Germany	1,085,827	31,274,296	—	32,360,123
Hong Kong	1,672,465	—	—	1,672,465
India	4,673,728	—	—	4,673,728
Ireland	27,298,786	—	—	27,298,786
Israel	193,236	—	—	193,236
Japan	—	29,318,681	—	29,318,681
Netherlands	17,720,199	—	—	17,720,199
Norway	—	5,275,574	—	5,275,574
Republic of Korea	—	13,686,992	—	13,686,992
Singapore	1,650,901	—	—	1,650,901
Sweden	—	6,687,236	—	6,687,236
Switzerland	1,400,097	10,758,800	—	12,158,897
Taiwan	13,382,515	—	—	13,382,515
Thailand	160,423	—	—	160,423
United Kingdom	75,201,529	—	—	75,201,529
United States	568,024,487	—	—	568,024,487
Uruguay	1,550,801	—	—	1,550,801
Warrant	—	—	— *	—
Corporate Bond	—	212,312	—	212,312
Money Market Fund	60,582,100	—	—	60,582,100
Loan Agreements	—	1,879,033	—	1,879,033
Short-Term Investment	—	299,013	—	299,013
Total Investments	$833,093,397	$103,721,232	$—	$936,814,629
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$399,102	$—	$399,102
Futures Contract	$53,347	$—	$—	$53,347
Liabilities:
Foreign Currency Exchange Contracts	$—	$(38,396)	$—	$(38,396)
Futures Contracts	$(1,915,263)	$—	$—	$(1,915,263)

*	Includes securities that have been valued at zero on the "Statement of Net Assets" that are considered to be Level 3 investments in this table.
During the year ended December 31, 2024, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at December 31, 2024, a portion of the Fund’s common stock investments was categorized as Level 2.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale and straddle loss deferrals, foreign currency gains/losses, mark-to-market adjustments on certain derivatives, mark-to-market adjustments on passive foreign investment companies (PFICs), adjustments related to distributions from underlying real estate investment trusts (REITS) and regulated investment companies (RICS), and premium amortization adjustments on certain debt instruments.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
LVIP Franklin Templeton Global Equity Managed Volatility Fund-14

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 4. Dividend and Distribution Information (continued)
	Year Ended
	12/31/24	12/31/23
Ordinary income	$13,772,462	$19,713,534
Long-term capital gains	38,318,578	35,150,540
Total	$52,091,040	$54,864,074
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$53,347
Undistributed long-term capital gains	93,461,761
Other temporary differences	(53,347)
Net unrealized appreciation	314,100,618
Distributable earnings/(accumulated loss)	$407,562,379
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, there were no permanent differences requiring a reclassification.
At December 31, 2024, the Fund had no capital loss carryforwards for federal income tax purposes.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/24	12/31/23
Shares sold:
Standard Class	140,643	136,695
Service Class	482,189	589,162
Shares reinvested:
Standard Class	114,816	125,341
Service Class	1,048,808	1,231,546
	1,786,456	2,082,744
Shares redeemed:
Standard Class	(299,590)	(258,083)
Service Class	(3,562,624)	(3,351,214)
	(3,862,214)	(3,609,297)
Net decrease	(2,075,758)	(1,526,553)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Effective, February 12, 2025, the line of credit was renewed.
The Fund had no amounts outstanding as of December 31, 2024, or at any time during the year.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S.
LVIP Franklin Templeton Global Equity Managed Volatility Fund-15

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the year ended December 31, 2024, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2024, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; to hedge currency risks associated with the Fund’s investments and as a cash management tool.
Fair values of derivative instruments as of December 31, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$399,102	Receivables and other assets net of liabilities	$(38,396)
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	53,347	Receivables and other assets net of liabilities	(1,654,855)
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(260,408)
Total		$452,449		$(1,953,659)
LVIP Franklin Templeton Global Equity Managed Volatility Fund-16

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$411,829	$582,626
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	9,874,538	(3,525,560)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(554,184)	(538,563)
Total		$9,732,183	$(3,481,497)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2024.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$885,766	$9,602,741
Futures contracts (average notional value)	59,993,240	—
At December 31, 2024, the Fund received securities collateral (comprised of U.S. treasury securities) for certain open bilateral derivatives as follows:
Broker	Securities Collateral
Bank of America N.A.	$313,000
Hong Kong Shanghai Bank	86,000
Total	$399,000
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At December 31, 2024, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
Bank of America N.A.	$273,736	$(19,178)	$254,558
Hong Kong Shanghai Bank	82,924	(5,258)	77,666
UBS AG	42,442	(13,960)	28,482
Total	$399,102	$(38,396)	$360,706

LVIP Franklin Templeton Global Equity Managed Volatility Fund-17

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
Bank of America N.A.	$254,558	$(254,558)	$—	$—	$—	$—
Hong Kong Shanghai Bank	77,666	(77,666)	—	—	—	—
UBS AG	28,482	—	—	—	—	28,482
Total	$360,706	$(332,224)	$—	$—	$—	$28,482

1	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
9. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
LVIP Franklin Templeton Global Equity Managed Volatility Fund-18

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Franklin Templeton Global Equity Managed Volatility Fund-19

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP Franklin Templeton Global Equity Managed Volatility Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP Franklin Templeton Global Equity Managed Volatility Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP Franklin Templeton Global Equity Managed Volatility Fund–20

LVIP Franklin Templeton Multi-Factor Funds
LVIP Franklin Templeton Multi-Factor International Equity Fund
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
each a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP Franklin Templeton Multi-Factor Funds

LVIP Franklin Templeton Multi-Factor International Equity Fund
Statement of Net Assets
December 31, 2024

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–96.90%
Australia–6.10%
Aristocrat Leisure Ltd.	139,265	$5,892,502
BHP Group Ltd.	385,806	9,444,330
BlueScope Steel Ltd.	63,993	740,282
Brambles Ltd.	92,094	1,096,711
Cochlear Ltd.	4,441	796,810
Coles Group Ltd.	162,186	1,896,274
Commonwealth Bank of Australia	36,235	3,437,039
CSL Ltd.	24,837	4,328,691
Fortescue Ltd.	520,410	5,878,468
Goodman Group	238,915	5,270,317
Lottery Corp. Ltd.	298,476	912,624
National Australia Bank Ltd.	114,750	2,635,010
Northern Star Resources Ltd.	93,995	898,272
Pro Medicus Ltd.	23,649	3,661,144
†Qantas Airways Ltd.	405,551	2,251,612
Stockland	467,826	1,389,893
Wesfarmers Ltd.	38,799	1,717,768
WiseTech Global Ltd.	9,824	736,113
		52,983,860
Austria–0.64%
Erste Group Bank AG	89,857	5,561,795
		5,561,795
Belgium–0.71%
Ageas SA	82,679	4,016,658
Anheuser-Busch InBev SA	15,189	759,142
Lotus Bakeries NV	123	1,373,475
		6,149,275
China–0.10%
Yangzijiang Shipbuilding Holdings Ltd.	411,700	901,390
		901,390
Denmark–2.84%
†Genmab AS	9,002	1,880,001
Novo Nordisk AS Class B	166,487	14,364,803
Pandora AS	37,045	6,777,585
Rockwool AS Class B	4,621	1,644,319
		24,666,708
Finland–0.58%
Kone OYJ Class B	43,092	2,100,739
Orion OYJ Class B	43,903	1,945,502
Wartsila OYJ Abp	57,316	1,015,793
		5,062,034
France–9.06%
Air Liquide SA	31,259	5,081,011
Amundi SA	13,975	929,359
AXA SA	24,581	873,863
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
BNP Paribas SA	94,419	$5,791,947
Bouygues SA	69,025	2,040,596
Carrefour SA	105,325	1,497,955
Cie de Saint-Gobain SA	92,473	8,209,043
Cie Generale des Etablissements Michelin SCA	55,394	1,824,680
Credit Agricole SA	269,594	3,711,350
Eiffage SA	15,383	1,349,969
Engie SA	402,543	6,383,873
Hermes International SCA	2,848	6,850,132
Ipsen SA	7,506	860,702
Klepierre SA	44,078	1,269,297
La Francaise des Jeux SACA	52,555	2,026,223
L'Oreal SA	18,868	6,681,257
LVMH Moet Hennessy Louis Vuitton SE	8,886	5,849,498
Orange SA	267,777	2,670,583
Publicis Groupe SA	33,181	3,540,165
Schneider Electric SE	14,280	3,563,377
Teleperformance SE	25,009	2,153,271
TotalEnergies SE	83,938	4,640,370
†Unibail-Rodamco -Westfield	10,963	825,810
		78,624,331
Germany–7.82%
adidas AG	7,087	1,743,149
Allianz SE	30,600	9,405,301
Bayer AG	38,192	762,883
CTS Eventim AG & Co. KGaA	23,735	2,006,441
Deutsche Bank AG	334,806	5,777,712
Deutsche Post AG	70,811	2,499,795
Deutsche Telekom AG	112,932	3,383,790
Evonik Industries AG	132,520	2,303,467
Fresenius Medical Care AG	32,676	1,487,764
†Fresenius SE & Co. KGaA	26,243	910,920
GEA Group AG	17,465	867,543
Hannover Rueck SE	4,280	1,071,794
Heidelberg Materials AG	21,037	2,599,396
Henkel AG & Co. KGaA	33,761	2,601,866
MTU Aero Engines AG	17,194	5,742,720
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,889	3,475,930
Rational AG	2,417	2,070,178
Rheinmetall AG	2,639	1,686,076
RWE AG	135,768	4,054,514
SAP SE	27,625	6,795,034
Siemens AG	21,699	4,231,188
Volkswagen AG	15,094	1,437,331
LVIP Franklin Templeton Multi-Factor Funds-1

LVIP Franklin Templeton Multi-Factor International Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
†Zalando SE	29,827	$997,810
		67,912,602
Hong Kong–2.31%
AIA Group Ltd.	575,000	4,168,142
CK Hutchison Holdings Ltd.	626,514	3,347,689
CLP Holdings Ltd.	176,000	1,479,763
Henderson Land Development Co. Ltd.	752,000	2,285,052
Hong Kong Exchanges & Clearing Ltd.	70,000	2,657,001
SITC International Holdings Co. Ltd.	288,000	767,590
Sun Hung Kai Properties Ltd.	93,500	898,685
Techtronic Industries Co. Ltd.	83,000	1,095,389
WH Group Ltd.	4,305,865	3,331,971
		20,031,282
Ireland–1.18%
AerCap Holdings NV	98,614	9,437,360
Kerry Group PLC Class A	8,734	843,643
		10,281,003
Israel–1.20%
Bank Leumi Le-Israel BM	117,733	1,403,858
†Check Point Software Technologies Ltd.	30,324	5,661,491
†Nice Ltd.	9,738	1,663,937
†Wix.com Ltd.	7,667	1,644,955
		10,374,241
Italy–3.36%
Banco BPM SpA	146,291	1,184,459
Enel SpA	123,077	878,299
Ferrari NV	8,759	3,737,454
Generali	117,841	3,333,944
Intesa Sanpaolo SpA	996,915	3,998,441
Poste Italiane SpA	230,133	3,254,786
Prysmian SpA	77,287	4,946,083
UniCredit SpA	194,723	7,798,332
		29,131,798
Japan–22.04%
Advantest Corp.	32,300	1,836,540
Asahi Group Holdings Ltd.	228,700	2,399,220
Asahi Kasei Corp.	252,900	1,742,540
Asics Corp.	318,700	6,217,130
Bandai Namco Holdings, Inc.	46,700	1,113,572
Brother Industries Ltd.	119,600	2,023,157
Central Japan Railway Co.	116,100	2,178,680
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Dai Nippon Printing Co. Ltd.	57,900	$810,233
Dai-ichi Life Holdings, Inc.	31,800	847,353
Daiichi Sankyo Co. Ltd.	51,300	1,403,734
Daiwa House Industry Co. Ltd.	74,400	2,284,166
Disco Corp.	12,600	3,342,495
Fuji Electric Co. Ltd.	25,200	1,347,235
Hitachi Ltd.	244,800	5,995,163
Hoya Corp.	41,700	5,175,232
Hulic Co. Ltd.	190,700	1,656,377
Idemitsu Kosan Co. Ltd.	274,800	1,810,114
Inpex Corp.	137,700	1,732,467
Isuzu Motors Ltd.	68,400	930,472
ITOCHU Corp.	26,117	1,284,287
Kao Corp.	29,700	1,201,708
Kawasaki Kisen Kaisha Ltd.	61,900	880,638
KDDI Corp.	135,100	4,303,015
Keyence Corp.	2,000	812,943
Kikkoman Corp.	75,900	842,807
Kirin Holdings Co. Ltd.	125,500	1,629,507
Komatsu Ltd.	179,800	4,898,173
Konami Group Corp.	33,100	3,097,174
Lasertec Corp.	15,600	1,462,423
LY Corp.	712,600	1,884,178
M3, Inc.	108,500	940,137
Makita Corp.	112,200	3,411,887
McDonald's Holdings Co. Japan Ltd.	44,100	1,732,340
Mitsubishi Electric Corp.	246,500	4,162,335
Mitsui & Co. Ltd.	41,500	860,673
MS&AD Insurance Group Holdings, Inc.	279,000	6,025,702
Murata Manufacturing Co. Ltd.	125,200	1,986,275
NEC Corp.	59,000	5,049,047
Nintendo Co. Ltd.	49,900	2,906,264
Nippon Building Fund, Inc.	1,034	804,357
Nippon Sanso Holdings Corp.	86,800	2,408,522
Nippon Yusen KK	28,400	945,251
Nitto Denko Corp.	215,900	3,609,591
Nomura Holdings, Inc.	808,800	4,692,526
Olympus Corp.	96,200	1,436,289
Oracle Corp. Japan	19,700	1,885,415
ORIX Corp.	88,900	1,909,917
Osaka Gas Co. Ltd.	185,100	4,048,431
Panasonic Holdings Corp.	515,800	5,271,785
Recruit Holdings Co. Ltd.	94,200	6,547,645
†Renesas Electronics Corp.	135,300	1,712,224
SCREEN Holdings Co. Ltd.	32,900	1,942,326
Sekisui House Ltd.	66,400	1,583,249
Shin-Etsu Chemical Co. Ltd.	167,100	5,503,792
LVIP Franklin Templeton Multi-Factor Funds-2

LVIP Franklin Templeton Multi-Factor International Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Shionogi & Co. Ltd.	342,400	$4,802,215
Sompo Holdings, Inc.	146,100	3,785,489
Sony Group Corp.	62,600	1,319,329
Subaru Corp.	270,700	4,809,882
Sumitomo Electric Industries Ltd.	220,200	3,936,617
Sumitomo Realty & Development Co. Ltd.	48,400	1,505,181
Suntory Beverage & Food Ltd.	54,200	1,722,040
Suzuki Motor Corp.	128,700	1,441,999
Sysmex Corp.	58,800	1,078,079
TDK Corp.	332,200	4,278,265
Terumo Corp.	42,000	810,841
Tokio Marine Holdings, Inc.	88,100	3,161,744
Tokyo Electron Ltd.	35,300	5,306,271
Toyota Motor Corp.	288,700	5,636,935
Toyota Tsusho Corp.	187,800	3,321,153
Trend Micro, Inc.	17,100	921,913
Yokogawa Electric Corp.	118,500	2,520,415
Zensho Holdings Co. Ltd.	22,500	1,274,237
ZOZO, Inc.	39,800	1,225,758
		191,377,076
Jordan–0.24%
Hikma Pharmaceuticals PLC	83,247	2,077,043
		2,077,043
Luxembourg–0.51%
Eurofins Scientific SE	69,721	3,561,192
Tenaris SA	46,082	869,956
		4,431,148
Netherlands–3.90%
ABN AMRO Bank NV	52,654	812,125
ASML Holding NV	14,767	10,381,662
Euronext NV	13,734	1,540,715
EXOR NV	31,341	2,874,737
Koninklijke Ahold Delhaize NV	161,791	5,277,446
Koninklijke KPN NV	1,468,302	5,346,105
NN Group NV	93,809	4,088,027
Stellantis NV	163,274	2,123,936
Wolters Kluwer NV	8,473	1,407,791
		33,852,544
New Zealand–0.34%
Fisher & Paykel Healthcare Corp. Ltd.	137,463	2,953,365
		2,953,365
Norway–1.29%
Aker BP ASA	74,861	1,471,654
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Norway (continued)
Equinor ASA	146,255	$3,469,029
Kongsberg Gruppen ASA	7,666	862,477
Norsk Hydro ASA	556,139	3,059,142
Orkla ASA	93,684	810,474
Telenor ASA	132,344	1,476,584
		11,149,360
Poland–0.15%
†InPost SA	77,066	1,317,973
		1,317,973
Portugal–0.10%
Galp Energia SGPS SA	51,465	850,295
		850,295
Singapore–1.26%
DBS Group Holdings Ltd.	215,200	6,889,425
Singapore Exchange Ltd.	433,000	4,039,410
		10,928,835
Spain–4.24%
Aena SME SA	29,428	6,017,341
Banco Bilbao Vizcaya Argentaria SA	535,282	5,240,867
CaixaBank SA	635,446	3,446,474
Iberdrola SA	871,838	12,011,139
Industria de Diseno Textil SA	117,087	6,020,564
Repsol SA	338,986	4,104,810
		36,841,195
Sweden–3.04%
Atlas Copco AB Class B	60,820	821,739
Boliden AB	60,336	1,697,547
Evolution AB	10,960	845,190
Industrivarden AB Class A	64,421	2,036,292
Industrivarden AB Class C	50,224	1,586,350
Investor AB Class B	401,816	10,642,873
Nordea Bank Abp	125,696	1,369,222
Securitas AB Class B	68,492	846,831
SKF AB Class B	124,924	2,344,761
Tele2 AB Class B	83,773	827,216
Volvo AB Class B	137,626	3,344,611
		26,362,632
Switzerland–8.72%
ABB Ltd.	58,018	3,132,883
Baloise Holding AG	12,464	2,258,520
Chocoladefabriken Lindt & Spruengli AG	73	809,777
Cie Financiere Richemont SA Class A	8,532	1,290,671
Coca-Cola HBC AG	111,006	3,796,616
EMS-Chemie Holding AG	3,404	2,296,921
Geberit AG	5,214	2,956,983
LVIP Franklin Templeton Multi-Factor Funds-3

LVIP Franklin Templeton Multi-Factor International Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Givaudan SA	1,831	$8,004,004
Holcim AG	8,494	817,844
Logitech International SA	16,481	1,360,443
Lonza Group AG	2,367	1,397,094
Nestle SA	66,092	5,422,397
Novartis AG	131,421	12,794,784
Roche Holding AG	51,496	14,692,532
Schindler Holding AG	23,936	6,589,174
Sika AG	3,681	878,312
Sonova Holding AG	7,048	2,304,764
STMicroelectronics NV	47,330	1,190,125
Swiss Prime Site AG	8,022	874,355
UBS Group AG	52,298	1,601,194
VAT Group AG	3,370	1,274,244
		75,743,637
Thailand–0.12%
†Sea Ltd. ADR	10,000	1,061,000
		1,061,000
United Kingdom–14.79%
3i Group PLC	246,506	10,998,533
Associated British Foods PLC	175,907	4,499,052
AstraZeneca PLC	46,117	6,043,581
Auto Trader Group PLC	324,297	3,219,480
BAE Systems PLC	305,698	4,395,347
Barclays PLC	3,057,604	10,264,282
BT Group PLC	2,717,742	4,901,072
Coca-Cola Europacific Partners PLC	33,995	2,611,156
GSK PLC	360,692	6,080,124
Halma PLC	26,222	882,727
Hargreaves Lansdown PLC	154,049	2,117,536
HSBC Holdings PLC (London Shares)	622,579	6,120,679
Imperial Brands PLC	170,763	5,457,756
InterContinental Hotels Group PLC	26,936	3,356,605
Intertek Group PLC	22,359	1,323,425
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
JD Sports Fashion PLC	566,032	$679,562
Marks & Spencer Group PLC	363,889	1,710,600
Mondi PLC	87,645	1,307,895
NatWest Group PLC	1,544,190	7,773,281
Next PLC	46,401	5,517,331
RELX PLC	127,767	5,804,639
Rio Tinto PLC	68,433	4,046,253
†Rolls-Royce Holdings PLC	379,291	2,699,908
Shell PLC	189,795	5,883,083
Standard Chartered PLC	127,362	1,576,268
Tesco PLC	1,222,612	5,637,154
Unilever PLC	218,128	12,419,423
Vodafone Group PLC	1,283,497	1,097,451
		128,424,203
United States–0.26%
†Spotify Technology SA	5,070	2,268,217
		2,268,217
Total Common Stock (Cost $778,656,962)		841,318,842
ΔPREFERRED STOCK–0.34%
Germany–0.34%
Henkel AG & Co. KGaA 2.19%	33,692	2,956,017
Total Preferred Stock (Cost $2,650,513)		2,956,017

MONEY MARKET FUND–2.32%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 4.43%)	20,116,082	20,116,082
Total Money Market Fund (Cost $20,116,082)		20,116,082

TOTAL INVESTMENTS–99.56% (Cost $801,423,557)	864,390,941
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.44%	3,851,336
NET ASSETS APPLICABLE TO 108,013,979 SHARES OUTSTANDING–100.00%	$868,242,277
NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON MULTI-FACTOR INTERNATIONAL EQUITY FUND STANDARD CLASS ($752,931,782 / 93,674,576 Shares)	$8.038
NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON MULTI-FACTOR INTERNATIONAL EQUITY FUND SERVICE CLASS ($115,310,495 / 14,339,403 Shares)	$8.042
LVIP Franklin Templeton Multi-Factor Funds-4

LVIP Franklin Templeton Multi-Factor International Equity Fund
Statement of Net Assets (continued)
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$860,872,731
Distributable earnings/(accumulated loss)	7,369,546
TOTAL NET ASSETS	$868,242,277

ΔSecurities have been classified by country of origin.
†Non-income producing.

★Includes $500,667 cash collateral held at broker for futures contracts, $718,305 payable for fund shares redeemed, $61,744 other accrued expenses payable, $282,885 due to manager and affiliates, $14,947 variation margin due to broker on futures contracts, $25,560 payable for audit fee and $38,698 payable for fund accounting fee as of December 31, 2024.

The following futures contracts were outstanding at December 31, 2024:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
138	E-mini MSCI EAFE Index	$15,645,750	$15,837,786	3/21/25	$—	$(192,036)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2024.

Summary of Abbreviations:
ADR–American Depositary Receipt
EAFE–Europe Australasia Far East
MSCI–Morgan Stanley Capital International
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-5

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Statement of Net Assets
December 31, 2024

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–96.67%
Brazil–2.33%
Banco do Brasil SA	561,900	$2,178,876
BB Seguridade Participacoes SA	33,700	197,576
BRF SA	187,700	764,731
Caixa Seguridade Participacoes SA	215,600	496,958
Engie Brasil Energia SA	70,700	405,791
JBS SA	120,300	710,126
Klabin SA	54,770	205,692
TIM SA	304,700	718,215
Vale SA	381,300	3,372,079
Vibra Energia SA	306,300	883,602
WEG SA	244,600	2,089,326
		12,022,972
Chile–0.46%
Banco de Chile	7,126,525	809,959
Cencosud SA	425,860	941,653
Enel Americas SA	7,135,538	626,760
		2,378,372
China–26.21%
AAC Technologies Holdings, Inc.	137,000	661,482
Agricultural Bank of China Ltd. Class A	1,814,700	1,327,602
Alibaba Group Holding Ltd.	815,800	8,655,201
Aluminum Corp. of China Ltd. Class H	1,298,000	750,390
ANTA Sports Products Ltd.	321,600	3,223,598
Avary Holding Shenzhen Co. Ltd. Class A	40,300	201,410
†Baidu, Inc. Class A	189,000	2,012,489
Bank of Beijing Co. Ltd. Class A	451,600	380,497
Bank of China Ltd. Class A	676,800	510,897
Bank of Communications Co. Ltd. Class A	645,000	686,598
Bank of Nanjing Co. Ltd. Class A	204,700	298,668
Bank of Shanghai Co. Ltd. Class A	301,200	377,570
Beijing Kingsoft Office Software, Inc. Class A	9,722	381,448
Beijing New Building Materials PLC Class A	36,800	152,811
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	946,200	798,519
BYD Co. Ltd. Class A	35,900	1,390,211
BYD Co. Ltd. Class H	159,500	5,475,037
China CITIC Bank Corp. Ltd. Class H	1,412,000	976,282
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
China Coal Energy Co. Ltd. Class H	658,000	$787,060
China Construction Bank Corp. Class A	205,300	247,229
China Feihe Ltd.	1,289,000	904,515
China Galaxy Securities Co. Ltd. Class H	1,154,000	1,053,461
China Hongqiao Group Ltd.	1,041,500	1,577,004
China Merchants Securities Co. Ltd. Class A	143,000	375,365
China Overseas Land & Investment Ltd.	550,500	878,912
China Resources Land Ltd.	236,500	686,663
China Resources Mixc Lifestyle Services Ltd.	238,800	888,584
China Tower Corp. Ltd. Class H	12,880,000	1,857,377
China Yangtze Power Co. Ltd. Class A	483,200	1,956,168
Chongqing Rural Commercial Bank Co. Ltd. Class A	186,500	154,581
CITIC Securities Co. Ltd. Class A	260,175	1,039,738
Contemporary Amperex Technology Co. Ltd. Class A	19,340	704,790
CRRC Corp. Ltd. Class A	266,300	305,729
CSPC Pharmaceutical Group Ltd.	400,000	246,181
Eastroc Beverage Group Co. Ltd. Class A	7,410	252,291
ENN Natural Gas Co. Ltd. Class A	53,100	157,716
Eoptolink Technology, Inc. Ltd. Class A	14,600	231,184
Far East Horizon Ltd.	453,000	330,710
Focus Media Information Technology Co. Ltd. Class A	285,700	275,161
Foxconn Industrial Internet Co. Ltd. Class A	270,700	797,349
Fuyao Glass Industry Group Co. Ltd. Class A	40,300	344,518
Giant Biogene Holding Co. Ltd.	86,600	556,397
Goneo Group Co. Ltd. Class A	13,775	132,556
Great Wall Motor Co. Ltd. Class H	765,500	1,346,363
Gree Electric Appliances, Inc. of Zhuhai Class A	60,900	379,204
Guangdong Haid Group Co. Ltd. Class A	35,200	236,539
LVIP Franklin Templeton Multi-Factor Funds-6

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Guotai Junan Securities Co. Ltd. Class A	159,800	$408,298
Haidilao International Holding Ltd.	462,000	945,813
Haier Smart Home Co. Ltd. Class A	127,600	497,691
Hansoh Pharmaceutical Group Co. Ltd.	402,000	894,409
Hithink RoyalFlush Information Network Co. Ltd. Class A	10,400	409,631
Huatai Securities Co. Ltd. Class A	155,400	374,489
Huaxia Bank Co. Ltd. Class A	279,000	306,167
Imeik Technology Development Co. Ltd. Class A	4,200	105,011
Industrial & Commercial Bank of China Ltd. Class A	1,242,400	1,177,848
Industrial Bank Co. Ltd. Class A	424,500	1,114,282
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	137,500	568,517
†Innovent Biologics, Inc.	102,000	480,671
JCET Group Co. Ltd. Class A	36,200	202,642
†JD Logistics, Inc.	684,800	1,128,600
JD.com, Inc. Class A	165,900	2,905,036
†Kuaishou Technology	618,300	3,291,857
Kunlun Energy Co. Ltd.	1,306,000	1,412,501
Lenovo Group Ltd.	990,000	1,284,878
Lens Technology Co. Ltd. Class A	105,500	316,533
Li Ning Co. Ltd.	297,000	629,437
†Meituan Class B	311,400	6,082,337
Midea Group Co. Ltd. Class A	63,900	658,500
NARI Technology Co. Ltd. Class A	161,200	556,970
NAURA Technology Group Co. Ltd. Class A	9,600	514,245
NetEase, Inc.	290,900	5,183,774
New China Life Insurance Co. Ltd. Class H	309,800	941,369
Ningbo Sanxing Medical Electric Co. Ltd. Class A	28,100	118,417
Nongfu Spring Co. Ltd. Class H	674,400	2,947,974
†PDD Holdings, Inc. ADR	55,000	5,334,450
PetroChina Co. Ltd. Class A	457,000	559,726
Ping An Insurance Group Co. of China Ltd. Class H	655,000	3,883,624
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Poly Developments & Holdings Group Co. Ltd. Class A	138,900	$168,600
Pop Mart International Group Ltd.	157,400	1,816,859
Qifu Technology, Inc. ADR	12,400	475,912
Satellite Chemical Co. Ltd. Class A	67,500	173,761
SDIC Power Holdings Co. Ltd. Class A	152,700	347,690
SF Holding Co. Ltd. Class A	32,639	180,204
Shandong Nanshan Aluminum Co. Ltd. Class A	246,500	132,043
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	454,400	269,130
Shanghai Pudong Development Bank Co. Ltd. Class A	579,700	817,223
Shanghai Rural Commercial Bank Co. Ltd. Class A	207,500	241,919
Shennan Circuits Co. Ltd. Class A	10,300	176,388
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	10,400	363,325
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	15,600	151,421
Shenzhen Transsion Holdings Co. Ltd. Class A	24,026	312,699
Sieyuan Electric Co. Ltd. Class A	16,400	163,343
Sinotruk Hong Kong Ltd.	245,000	719,229
Suzhou TFC Optical Communication Co. Ltd. Class A	11,200	140,183
Tencent Holdings Ltd.	394,200	21,165,033
Vipshop Holdings Ltd. ADR	123,887	1,668,758
Want Want China Holdings Ltd.	794,000	466,178
Wuliangye Yibin Co. Ltd. Class A	77,300	1,483,042
WuXi AppTec Co. Ltd. Class H	119,100	866,416
†Wuxi Biologics Cayman, Inc.	186,500	421,667
†Xiaomi Corp. Class B	709,800	3,152,981
Xinyi Solar Holdings Ltd.	1,696,000	685,680
Yum China Holdings, Inc.	58,201	2,803,542
Yunnan Yuntianhua Co. Ltd. Class A	36,800	112,428
LVIP Franklin Templeton Multi-Factor Funds-7

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Yutong Bus Co. Ltd. Class A	42,700	$154,321
Zhejiang NHU Co. Ltd. Class A	60,100	180,895
Zhongji Innolight Co. Ltd. Class A	9,480	160,410
Zijin Mining Group Co. Ltd. Class A	346,700	718,170
Zijin Mining Group Co. Ltd. Class H	1,048,000	1,907,994
ZTE Corp. Class A	26,700	147,780
		134,944,976
Colombia–0.10%
Bancolombia SA	60,294	514,313
		514,313
Czech Republic–0.08%
Moneta Money Bank AS	84,232	428,641
		428,641
Egypt–0.28%
Commercial International Bank - Egypt (CIB)	754,686	1,165,280
Eastern Co. SAE	460,282	267,080
		1,432,360
Greece–0.53%
Hellenic Telecommunications Organization SA	23,832	367,333
National Bank of Greece SA	176,498	1,400,443
Public Power Corp. SA	73,692	941,959
		2,709,735
Hong Kong–0.90%
Bosideng International Holdings Ltd.	1,130,000	564,516
C&D International Investment Group Ltd.	219,000	368,259
Geely Automobile Holdings Ltd.	1,867,000	3,562,532
Sinopharm Group Co. Ltd. Class H	45,200	123,961
		4,619,268
Hungary–0.75%
OTP Bank Nyrt	71,105	3,886,050
		3,886,050
India–18.31%
ABB India Ltd.	17,823	1,438,987
Asian Paints Ltd.	121,324	3,232,921
Aurobindo Pharma Ltd.	77,635	1,210,132
Axis Bank Ltd.	23,035	286,465
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
Bajaj Holdings & Investment Ltd.	6,400	$888,586
Bharat Electronics Ltd.	327,951	1,122,937
Bharat Petroleum Corp. Ltd.	517,850	1,768,936
Bharti Airtel Ltd.	65,065	1,206,663
Britannia Industries Ltd.	30,838	1,715,538
CG Power & Industrial Solutions Ltd.	214,631	1,825,073
Coal India Ltd.	523,098	2,347,147
Colgate-Palmolive India Ltd.	45,290	1,418,074
Cummins India Ltd.	49,912	1,908,711
Divi's Laboratories Ltd.	14,600	1,040,049
Dr. Reddy's Laboratories Ltd.	93,764	1,520,682
GAIL India Ltd.	262,446	585,443
Havells India Ltd.	9,745	190,669
HCL Technologies Ltd.	189,610	4,246,493
HDFC Asset Management Co. Ltd.	31,994	1,569,192
HDFC Bank Ltd.	260,468	5,393,651
Hero MotoCorp Ltd.	14,739	716,276
Hindalco Industries Ltd.	378,747	2,665,181
Hindustan Aeronautics Ltd.	4,080	199,123
ICICI Bank Ltd.	206,165	3,086,319
Indian Hotels Co. Ltd.	286,511	2,936,768
†Indus Towers Ltd.	269,253	1,074,952
Infosys Ltd.	110,062	2,416,861
†InterGlobe Aviation Ltd.	35,571	1,892,210
Larsen & Toubro Ltd.	53,189	2,241,314
Lupin Ltd.	75,880	2,087,872
Muthoot Finance Ltd.	40,110	1,000,785
NMDC Ltd.	1,068,990	823,090
NTPC Ltd.	795,416	3,097,072
Oil & Natural Gas Corp. Ltd.	823,451	2,301,157
Petronet LNG Ltd.	180,660	730,543
PI Industries Ltd.	23,561	1,014,295
Pidilite Industries Ltd.	48,209	1,635,380
Polycab India Ltd.	6,042	513,230
Power Finance Corp. Ltd.	515,655	2,701,333
Reliance Industries Ltd.	265,491	3,769,150
Shriram Finance Ltd.	94,359	3,184,270
Solar Industries India Ltd.	9,041	1,033,138
Supreme Industries Ltd.	21,152	1,161,333
†Suzlon Energy Ltd.	2,182,738	1,586,310
Tata Consultancy Services Ltd.	145,363	6,952,533
Tata Elxsi Ltd.	7,387	586,426
Tata Motors Ltd.	88,406	764,290
Tata Power Co. Ltd.	29,595	135,645
Torrent Power Ltd.	47,330	821,480
Trent Ltd.	44,733	3,721,935
LVIP Franklin Templeton Multi-Factor Funds-8

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
United Spirits Ltd.	7,205	$136,793
Vedanta Ltd.	376,093	1,952,426
Wipro Ltd.	123,686	436,082
		94,291,921
Indonesia–1.55%
Alamtri Resources Indonesia Tbk. PT	4,202,800	632,885
Bank Central Asia Tbk. PT	8,058,700	4,844,233
Indofood Sukses Makmur Tbk. PT	1,276,600	610,737
Sumber Alfaria Trijaya Tbk. PT	5,759,500	1,019,856
United Tractors Tbk. PT	515,800	858,064
		7,965,775
Malaysia–1.46%
CIMB Group Holdings Bhd.	2,192,100	4,019,953
Telekom Malaysia Bhd.	407,900	606,628
Tenaga Nasional Bhd.	862,800	2,882,753
		7,509,334
Mexico–1.85%
Cemex SAB de CV	5,226,100	2,934,997
Coca-Cola Femsa SAB de CV	47,200	367,010
Fibra Uno Administracion SA de CV	157,000	155,788
Gruma SAB de CV Class B	50,370	785,976
Grupo Aeroportuario del Centro Norte SAB de CV	94,100	811,252
Grupo Aeroportuario del Sureste SAB de CV Class B	55,560	1,428,956
Grupo Financiero Banorte SAB de CV Class O	70,700	455,578
†Grupo Financiero Inbursa SAB de CV Class O	107,100	223,127
Kimberly-Clark de Mexico SAB de CV Class A	318,000	447,771
Prologis Property Mexico SA de CV	63,400	175,657
Promotora y Operadora de Infraestructura SAB de CV	60,515	512,713
Southern Copper Corp.	13,744	1,252,491
		9,551,316
Netherlands–0.26%
NEPI Rockcastle NV	181,655	1,328,294
		1,328,294
Philippines–0.58%
International Container Terminal Services, Inc.	275,750	1,840,081
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Philippines (continued)
Metropolitan Bank & Trust Co.	579,160	$717,183
PLDT, Inc.	19,550	437,028
		2,994,292
Poland–1.03%
Alior Bank SA	10,782	224,532
Bank Polska Kasa Opieki SA	58,419	1,952,759
KGHM Polska Miedz SA	51,339	1,430,469
ORLEN SA	148,324	1,700,185
		5,307,945
Qatar–0.80%
Ooredoo QPSC	267,239	847,737
Qatar International Islamic Bank QSC	316,936	948,806
Qatar National Bank QPSC	487,157	2,313,360
		4,109,903
Republic of Korea–9.01%
†Alteogen, Inc.	2,071	430,227
DB Insurance Co. Ltd.	16,096	1,118,354
†GS Holdings Corp.	15,548	412,422
Hana Financial Group, Inc.	93,444	3,575,475
Hankook Tire & Technology Co. Ltd.	25,145	649,247
Hanwha Aerospace Co. Ltd.	850	187,415
HD Hyundai Electric Co. Ltd.	7,879	2,025,746
Hyundai Mobis Co. Ltd.	18,143	2,885,402
KB Financial Group, Inc.	81,449	4,586,471
Korea Investment Holdings Co. Ltd.	2,456	117,770
†Krafton, Inc.	9,706	2,045,296
Kumho Petrochemical Co. Ltd.	4,216	258,184
LG Innotek Co. Ltd.	4,227	457,524
LG Uplus Corp.	33,662	235,371
Meritz Financial Group, Inc.	9,474	665,610
Orion Corp.	5,381	371,700
Posco International Corp.	13,637	362,251
Samsung Electronics Co. Ltd.	313,812	11,198,948
Samsung Life Insurance Co. Ltd.	25,579	1,636,828
Samsung SDS Co. Ltd.	7,797	670,934
Shinhan Financial Group Co. Ltd.	120,166	3,896,602
SK Hynix, Inc.	34,937	4,003,442
†SK Square Co. Ltd.	33,993	1,785,223
SK Telecom Co. Ltd.	19,099	715,680
LVIP Franklin Templeton Multi-Factor Funds-9

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
Woori Financial Group, Inc.	202,995	$2,115,063
		46,407,185
Russia–0.00%
=†πSeverstal PAO	283,840	0
=†πSurgutneftegas PJSC	11,590,970	0
		0
Saudi Arabia–3.38%
Ades Holding Co.	42,042	194,243
Al Rajhi Bank	193,742	4,877,839
Arab National Bank	71,243	399,692
Elm Co.	966	286,658
Etihad Etisalat Co.	108,069	1,535,872
Mouwasat Medical Services Co.	24,482	554,484
Nahdi Medical Co.	14,034	439,239
Riyad Bank	497,540	3,787,099
SABIC Agri-Nutrients Co.	75,860	2,241,034
SAL Saudi Logistics Services	5,627	378,288
Saudi Aramco Base Oil Co.	18,396	547,366
Saudi Investment Bank	195,048	752,700
Saudi National Bank	57,562	511,676
Yanbu National Petrochemical Co.	90,525	910,695
		17,416,885
South Africa–2.80%
Bid Corp. Ltd.	24,097	549,802
Capitec Bank Holdings Ltd.	20,456	3,397,552
Clicks Group Ltd.	62,376	1,233,224
Exxaro Resources Ltd.	80,895	677,081
FirstRand Ltd.	426,318	1,716,003
Gold Fields Ltd.	9,354	122,481
Harmony Gold Mining Co. Ltd.	179,072	1,429,824
Kumba Iron Ore Ltd.	20,436	353,302
OUTsurance Group Ltd.	282,553	995,682
Sasol Ltd.	192,777	850,635
Shoprite Holdings Ltd.	78,778	1,229,390
Standard Bank Group Ltd.	84,231	989,816
Woolworths Holdings Ltd.	267,524	883,891
		14,428,683
Taiwan–19.61%
Accton Technology Corp.	49,000	1,155,333
ASE Technology Holding Co. Ltd.	733,000	3,622,016
Cathay Financial Holding Co. Ltd.	2,519,000	5,247,837
eMemory Technology, Inc.	10,000	1,023,349
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
Fubon Financial Holding Co. Ltd.	1,126,000	$3,101,399
Hon Hai Precision Industry Co. Ltd.	1,190,000	6,678,766
Largan Precision Co. Ltd.	30,000	2,447,803
MediaTek, Inc.	124,000	5,351,919
Novatek Microelectronics Corp.	194,000	2,970,550
Pegatron Corp.	661,000	1,852,885
†PharmaEssentia Corp.	24,000	450,213
Pou Chen Corp.	778,000	875,664
President Chain Store Corp.	39,000	312,861
SinoPac Financial Holdings Co. Ltd.	1,765,875	1,233,465
Taiwan Semiconductor Manufacturing Co. Ltd.	1,697,000	55,644,436
Uni-President Enterprises Corp.	573,000	1,413,952
United Microelectronics Corp.	2,825,000	3,709,565
Voltronic Power Technology Corp.	22,000	1,248,151
Yageo Corp.	31,065	512,625
Yang Ming Marine Transport Corp.	560,000	1,293,050
Zhen Ding Technology Holding Ltd.	231,000	845,521
		100,991,360
Thailand–1.42%
Advanced Info Service PCL	377,500	3,177,665
Bangkok Dusit Medical Services PCL Class F	1,918,200	1,376,818
Bumrungrad Hospital PCL	165,800	967,956
Kasikornbank PCL	87,300	334,784
Krung Thai Bank PCL	829,300	510,240
Krungthai Card PCL	293,700	429,719
TMBThanachart Bank PCL NVDR	9,148,800	498,575
		7,295,757
Turkey–0.47%
Akbank TAS	280,171	513,665
BIM Birlesik Magazalar AS	9,519	142,227
†Turk Hava Yollari AO	84,462	670,987
Turkcell Iletisim Hizmetleri AS	406,837	1,067,370
		2,394,249
United Arab Emirates–2.30%
Abu Dhabi Islamic Bank PJSC	501,647	1,887,467
Aldar Properties PJSC	310,337	648,886
Emaar Properties PJSC	1,617,898	5,660,143
LVIP Franklin Templeton Multi-Factor Funds-10

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Arab Emirates (continued)
Emirates NBD Bank PJSC	624,138	$3,644,862
		11,841,358
United States–0.20%
†BeiGene Ltd.	74,200	1,043,261
		1,043,261
Total Common Stock (Cost $449,526,707)		497,814,205
ΔPREFERRED STOCKS–1.81%
Brazil–1.81%
Cia Energetica de Minas Gerais 11.96%	481,740	859,374
Gerdau SA 4.32%	282,362	824,553
Itau Unibanco Holding SA 7.85%	552,800	2,734,659
	Number of Shares	Value (U.S. $)
ΔPREFERRED STOCKS (continued)
Brazil (continued)
Itausa SA 7.21%	1,923,148	$2,747,370
Petroleo Brasileiro SA 16.78%	361,600	2,138,676
Total Preferred Stocks (Cost $11,218,977)		9,304,632

MONEY MARKET FUND–1.88%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 4.43%)	9,678,521	9,678,521
Total Money Market Fund (Cost $9,678,521)		9,678,521

TOTAL INVESTMENTS–100.36% (Cost $470,424,205)	516,797,358
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.36%)	(1,858,291)
NET ASSETS APPLICABLE TO 66,687,408 SHARES OUTSTANDING–100.00%	$514,939,067
NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON MULTI-FACTOR EMERGING MARKETS EQUITY FUND STANDARD CLASS ($387,243,647 / 50,157,638 Shares)	$7.721
NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON MULTI-FACTOR EMERGING MARKETS EQUITY FUND SERVICE CLASS ($127,695,420 / 16,529,770 Shares)	$7.725
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$682,734,466
Distributable earnings/(accumulated loss)	(167,795,399)
TOTAL NET ASSETS	$514,939,067

ΔSecurities have been classified by country of origin.
†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At December 31, 2024, the aggregate value of restricted securities was $0, which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Severstal PAO	2/4/2022	$3,161,310	$0
Surgutneftegas PJSC	2/4/2022	5,050,556	0
Total		$8,211,866	$0
LVIP Franklin Templeton Multi-Factor Funds-11

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Statement of Net Assets (continued)

★Includes $303,401 cash collateral held at broker for futures contracts, $650,335 payable for fund shares redeemed, $161,656 other accrued expenses payable, $187,165 due to manager and affiliates, $26,738 variation margin due to broker on futures contracts, $2,985,716 foreign capital gain taxes payable, $25,560 payable for audit fee and $28,920 payable for fund accounting fee as of December 31, 2024.

The following futures contracts were outstanding at December 31, 2024:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
190	E-mini MSCI Emerging Markets Index	$10,201,100	$10,503,243	3/21/25	$—	$(302,143)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2024.

Summary of Abbreviations:
ADR–American Depositary Receipt
LNG–Liquefied Natural Gas
MSCI–Morgan Stanley Capital International
NVDR–Non-Voting Depository Receipt
PJSC–Public Joint Stock Company
QSC–Qatari Shareholding Company
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-12

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Statement of Net Assets
December 31, 2024

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.63%
Aerospace & Defense–1.55%
Curtiss-Wright Corp.	8,923	$3,166,505
General Dynamics Corp.	6,794	1,790,151
General Electric Co.	3,188	531,727
Howmet Aerospace, Inc.	21,082	2,305,738
L3Harris Technologies, Inc.	9,418	1,980,417
Lockheed Martin Corp.	28,177	13,692,331
Northrop Grumman Corp.	3,712	1,742,005
RTX Corp.	15,546	1,798,983
		27,007,857
Air Freight & Logistics–0.30%
Expeditors International of Washington, Inc.	14,924	1,653,131
FedEx Corp.	6,299	1,772,098
United Parcel Service, Inc. Class B	13,855	1,747,116
		5,172,345
Automobile Components–0.09%
BorgWarner, Inc.	50,987	1,620,877
		1,620,877
Automobiles–2.95%
General Motors Co.	307,334	16,371,682
†Tesla, Inc.	86,974	35,123,580
		51,495,262
Banks–2.75%
Bank of America Corp.	132,656	5,830,231
Citigroup, Inc.	64,475	4,538,395
Fifth Third Bancorp	50,816	2,148,501
JPMorgan Chase & Co.	124,523	29,849,408
M&T Bank Corp.	8,938	1,680,433
PNC Financial Services Group, Inc.	8,834	1,703,637
Wells Fargo & Co.	30,060	2,111,415
		47,862,020
Beverages–0.95%
Coca-Cola Co.	28,039	1,745,708
Coca-Cola Consolidated, Inc.	1,506	1,897,545
Molson Coors Beverage Co. Class B	58,128	3,331,897
†Monster Beverage Corp.	33,769	1,774,899
PepsiCo, Inc.	50,959	7,748,825
		16,498,874
Biotechnology–3.17%
AbbVie, Inc.	98,097	17,431,837
Amgen, Inc.	20,947	5,459,626
†Biogen, Inc.	11,505	1,759,345
†Exelixis, Inc.	91,725	3,054,442
Gilead Sciences, Inc.	206,163	19,043,276
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Regeneron Pharmaceuticals, Inc.	5,091	$3,626,472
†United Therapeutics Corp.	13,921	4,911,886
		55,286,884
Broadline Retail–3.61%
†Amazon.com, Inc.	287,154	62,998,716
		62,998,716
Building Products–0.65%
Carlisle Cos., Inc.	4,218	1,555,767
Lennox International, Inc.	5,613	3,420,001
Masco Corp.	23,256	1,687,688
Owens Corning	27,249	4,641,050
		11,304,506
Capital Markets–3.88%
Ameriprise Financial, Inc.	11,344	6,039,886
Bank of New York Mellon Corp.	246,075	18,905,942
Blackrock, Inc.	1,707	1,749,863
Goldman Sachs Group, Inc.	3,021	1,729,885
Janus Henderson Group PLC	41,291	1,756,106
Jefferies Financial Group, Inc.	39,110	3,066,224
Moody's Corp.	27,973	13,241,579
Morgan Stanley	15,933	2,003,097
Northern Trust Corp.	16,958	1,738,195
S&P Global, Inc.	3,485	1,735,634
SEI Investments Co.	31,493	2,597,543
State Street Corp.	48,474	4,757,723
T. Rowe Price Group, Inc.	73,236	8,282,259
		67,603,936
Chemicals–1.38%
CF Industries Holdings, Inc.	61,237	5,224,741
Eastman Chemical Co.	17,918	1,636,272
Ecolab, Inc.	7,183	1,683,120
Linde PLC	8,030	3,361,920
LyondellBasell Industries NV Class A	23,458	1,742,226
Mosaic Co.	67,033	1,647,671
RPM International, Inc.	31,968	3,933,982
Sherwin-Williams Co.	14,085	4,787,914
		24,017,846
Commercial Services & Supplies–0.85%
Cintas Corp.	71,786	13,115,302
Republic Services, Inc.	8,505	1,711,036
		14,826,338
Communications Equipment–1.07%
†Arista Networks, Inc.	16,721	1,848,172
Cisco Systems, Inc.	30,367	1,797,726
LVIP Franklin Templeton Multi-Factor Funds-13

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment (continued)
†F5, Inc.	14,897	$3,746,149
Motorola Solutions, Inc.	24,339	11,250,216
		18,642,263
Construction & Engineering–0.13%
EMCOR Group, Inc.	4,958	2,250,436
		2,250,436
Construction Materials–0.16%
CRH PLC	29,488	2,728,230
		2,728,230
Consumer Finance–0.72%
American Express Co.	12,860	3,816,719
Synchrony Financial	133,761	8,694,465
		12,511,184
Consumer Staples Distribution & Retail–2.58%
Albertsons Cos., Inc. Class A	115,646	2,271,287
Costco Wholesale Corp.	10,587	9,700,550
Kroger Co.	211,641	12,941,847
Target Corp.	27,509	3,718,667
Walmart, Inc.	180,750	16,330,763
		44,963,114
Containers & Packaging–0.10%
Packaging Corp. of America	7,474	1,682,622
		1,682,622
Diversified Consumer Services–0.10%
H&R Block, Inc.	32,739	1,729,929
		1,729,929
Diversified Telecommunication Services–1.09%
AT&T, Inc.	443,410	10,096,446
Verizon Communications, Inc.	221,962	8,876,260
		18,972,706
Electric Utilities–1.52%
Edison International	22,403	1,788,656
Entergy Corp.	146,540	11,110,663
Evergy, Inc.	29,270	1,801,568
FirstEnergy Corp.	44,323	1,763,169
NextEra Energy, Inc.	24,406	1,749,666
NRG Energy, Inc.	71,918	6,488,442
OGE Energy Corp.	42,509	1,753,496
		26,455,660
Electrical Equipment–0.26%
Acuity Brands, Inc.	9,822	2,869,301
Eaton Corp. PLC	4,965	1,647,734
		4,517,035
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components–0.35%
Amphenol Corp. Class A	64,688	$4,492,582
TD SYNNEX Corp.	14,354	1,683,437
		6,176,019
Energy Equipment & Services–0.19%
TechnipFMC PLC	57,873	1,674,844
Weatherford International PLC	22,868	1,638,035
		3,312,879
Entertainment–1.61%
Electronic Arts, Inc.	46,387	6,786,418
†Netflix, Inc.	18,100	16,132,892
†Spotify Technology SA	7,110	3,180,872
Walt Disney Co.	17,473	1,945,618
		28,045,800
Financial Services–3.74%
†Berkshire Hathaway, Inc. Class B	57,447	26,039,576
†Fiserv, Inc.	16,158	3,319,176
Mastercard, Inc. Class A	31,478	16,575,371
MGIC Investment Corp.	81,706	1,937,249
†PayPal Holdings, Inc.	23,405	1,997,617
Visa, Inc. Class A	48,595	15,357,964
		65,226,953
Food Products–0.26%
Bunge Global SA	21,379	1,662,431
Ingredion, Inc.	20,803	2,861,661
		4,524,092
Gas Utilities–0.10%
UGI Corp.	62,073	1,752,321
		1,752,321
Ground Transportation–0.62%
Landstar System, Inc.	9,547	1,640,748
Ryder System, Inc.	13,070	2,050,160
†Uber Technologies, Inc.	33,110	1,997,195
Union Pacific Corp.	22,696	5,175,596
		10,863,699
Health Care Equipment & Supplies–2.60%
Abbott Laboratories	30,851	3,489,557
†Boston Scientific Corp.	157,704	14,086,121
†IDEXX Laboratories, Inc.	7,768	3,211,602
†Intuitive Surgical, Inc.	13,411	7,000,006
Medtronic PLC	43,863	3,503,776
ResMed, Inc.	16,002	3,659,497
†Solventum Corp.	25,526	1,686,248
Stryker Corp.	24,130	8,688,006
		45,324,813
LVIP Franklin Templeton Multi-Factor Funds-14

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services–1.44%
†Centene Corp.	30,812	$1,866,591
Cigna Group	6,316	1,744,100
†DaVita, Inc.	13,824	2,067,379
Encompass Health Corp.	20,012	1,848,108
HCA Healthcare, Inc.	5,729	1,719,559
†Tenet Healthcare Corp.	22,193	2,801,423
UnitedHealth Group, Inc.	18,328	9,271,402
Universal Health Services, Inc. Class B	21,073	3,780,918
		25,099,480
Health Care REITs–0.17%
Omega Healthcare Investors, Inc.	78,627	2,976,032
		2,976,032
Health Care Technology–0.12%
†Veeva Systems, Inc. Class A	10,120	2,127,730
		2,127,730
Hotels, Restaurants & Leisure–1.33%
Booking Holdings, Inc.	2,331	11,581,387
†Carnival Corp.	82,165	2,047,552
†Chipotle Mexican Grill, Inc.	32,261	1,945,338
Domino's Pizza, Inc.	3,844	1,613,557
Royal Caribbean Cruises Ltd.	9,939	2,292,828
Texas Roadhouse, Inc.	20,865	3,764,672
		23,245,334
Household Products–1.19%
Colgate-Palmolive Co.	171,847	15,622,611
Kimberly-Clark Corp.	25,306	3,316,098
Procter & Gamble Co.	10,350	1,735,177
		20,673,886
Independent Power and Renewable Electricity Producers–0.56%
AES Corp.	132,182	1,701,183
Vistra Corp.	58,352	8,044,990
		9,746,173
Industrial Conglomerates–0.10%
3M Co.	13,774	1,778,086
		1,778,086
Industrial REITs–0.27%
First Industrial Realty Trust, Inc.	41,989	2,104,909
Prologis, Inc.	24,659	2,606,456
		4,711,365
Insurance–1.60%
Aflac, Inc.	17,121	1,770,996
Axis Capital Holdings Ltd.	19,686	1,744,573
Chubb Ltd.	6,489	1,792,911
Globe Life, Inc.	26,893	2,999,107
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Hartford Financial Services Group, Inc.	86,901	$9,506,970
Old Republic International Corp.	49,353	1,786,085
Progressive Corp.	9,517	2,280,368
Travelers Cos., Inc.	7,328	1,765,242
Unum Group	58,249	4,253,925
		27,900,177
Interactive Media & Services–7.67%
Alphabet, Inc. Class A	231,336	43,791,905
Alphabet, Inc. Class C	199,962	38,080,763
†Match Group, Inc.	58,440	1,911,573
Meta Platforms, Inc. Class A	81,771	47,877,738
†Pinterest, Inc. Class A	68,990	2,000,710
		133,662,689
IT Services–0.81%
Accenture PLC Class A	9,875	3,473,926
Cognizant Technology Solutions Corp. Class A	32,550	2,503,095
†GoDaddy, Inc. Class A	8,555	1,688,501
International Business Machines Corp.	29,716	6,532,468
		14,197,990
Life Sciences Tools & Services–1.64%
Agilent Technologies, Inc.	28,670	3,851,528
Danaher Corp.	22,068	5,065,709
†Illumina, Inc.	12,205	1,630,954
†Medpace Holdings, Inc.	7,763	2,579,102
†Mettler-Toledo International, Inc.	7,018	8,587,786
†Qiagen NV	38,883	1,731,460
Thermo Fisher Scientific, Inc.	4,635	2,411,266
†Waters Corp.	7,346	2,725,219
		28,583,024
Machinery–0.89%
Allison Transmission Holdings, Inc.	27,332	2,953,496
Caterpillar, Inc.	14,084	5,109,112
Cummins, Inc.	5,923	2,064,758
Donaldson Co., Inc.	24,602	1,656,945
Illinois Tool Works, Inc.	6,543	1,659,043
Snap-on, Inc.	5,993	2,034,503
		15,477,857
Media–0.60%
Comcast Corp. Class A	182,310	6,842,094
Fox Corp. Class A	75,911	3,687,757
		10,529,851
LVIP Franklin Templeton Multi-Factor Funds-15

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining–0.62%
Newmont Corp.	43,000	$1,600,460
Nucor Corp.	13,599	1,587,139
Reliance, Inc.	5,929	1,596,443
Southern Copper Corp.	20,441	1,862,788
Steel Dynamics, Inc.	36,482	4,161,502
		10,808,332
Multi-Utilities–0.44%
Consolidated Edison, Inc.	32,156	2,869,280
Dominion Energy, Inc.	33,198	1,788,044
DTE Energy Co.	24,680	2,980,110
		7,637,434
Oil, Gas & Consumable Fuels–2.37%
APA Corp.	77,904	1,798,803
Cheniere Energy, Inc.	8,707	1,870,873
Chevron Corp.	11,627	1,684,055
ConocoPhillips	31,962	3,169,672
Devon Energy Corp.	206,306	6,752,395
EOG Resources, Inc.	90,317	11,071,058
Exxon Mobil Corp.	84,602	9,100,637
Matador Resources Co.	35,903	2,019,903
Ovintiv, Inc.	43,271	1,752,476
Targa Resources Corp.	11,923	2,128,255
		41,348,127
Passenger Airlines–0.10%
†United Airlines Holdings, Inc.	18,622	1,808,196
		1,808,196
Personal Care Products–0.17%
†BellRing Brands, Inc.	39,070	2,943,534
		2,943,534
Pharmaceuticals–2.18%
Bristol-Myers Squibb Co.	84,729	4,792,272
Eli Lilly & Co.	24,354	18,801,288
†Jazz Pharmaceuticals PLC	18,371	2,262,389
Johnson & Johnson	19,648	2,841,494
Merck & Co., Inc.	17,651	1,755,921
Pfizer, Inc.	219,113	5,813,068
Viatris, Inc.	139,399	1,735,518
		38,001,950
Professional Services–0.42%
†CACI International, Inc. Class A	6,795	2,745,588
Genpact Ltd.	54,852	2,355,893
Leidos Holdings, Inc.	15,860	2,284,792
		7,386,273
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Management & Development–0.41%
†CBRE Group, Inc. Class A	25,108	$3,296,429
†Jones Lang LaSalle, Inc.	15,134	3,831,021
		7,127,450
Residential REITs–0.22%
AvalonBay Communities, Inc.	9,820	2,160,106
Essex Property Trust, Inc.	5,912	1,687,521
		3,847,627
Retail REITs–0.38%
Simon Property Group, Inc.	38,799	6,681,576
		6,681,576
Semiconductors & Semiconductor Equipment–11.44%
†Advanced Micro Devices, Inc.	21,226	2,563,889
Applied Materials, Inc.	54,398	8,846,747
Broadcom, Inc.	131,067	30,386,573
†Cirrus Logic, Inc.	17,147	1,707,498
†First Solar, Inc.	9,103	1,604,313
KLA Corp.	6,937	4,371,142
Lam Research Corp.	32,563	2,352,026
Micron Technology, Inc.	45,276	3,810,428
Monolithic Power Systems, Inc.	2,952	1,746,698
NVIDIA Corp.	900,882	120,979,444
NXP Semiconductors NV	8,208	1,706,033
QUALCOMM, Inc.	110,622	16,993,752
Skyworks Solutions, Inc.	5,952	527,823
Texas Instruments, Inc.	9,322	1,747,968
		199,344,334
Software–9.75%
†Adobe, Inc.	20,384	9,064,357
†AppLovin Corp. Class A	6,233	2,018,432
†Autodesk, Inc.	5,777	1,707,508
†Cadence Design Systems, Inc.	1,752	526,406
†DocuSign, Inc.	43,787	3,938,203
†Dropbox, Inc. Class A	75,646	2,272,406
†Fair Isaac Corp.	2,577	5,130,627
†Fortinet, Inc.	53,159	5,022,462
Gen Digital, Inc.	93,587	2,562,412
Intuit, Inc.	7,360	4,625,760
†Manhattan Associates, Inc.	16,622	4,491,929
Microsoft Corp.	242,406	102,174,129
Oracle Corp.	31,258	5,208,833
†Palantir Technologies, Inc. Class A	28,748	2,174,211
Salesforce, Inc.	25,730	8,602,311
†ServiceNow, Inc.	3,900	4,134,468
†Zoom Communications, Inc. Class A	77,890	6,356,603
		170,011,057
LVIP Franklin Templeton Multi-Factor Funds-16

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialized REITs–1.04%
Gaming & Leisure Properties, Inc.	82,917	$3,993,283
Lamar Advertising Co. Class A	27,468	3,343,954
VICI Properties, Inc.	366,186	10,696,293
		18,033,530
Specialty Retail–2.10%
Best Buy Co., Inc.	37,151	3,187,556
Dick's Sporting Goods, Inc.	8,166	1,868,707
Home Depot, Inc.	23,158	9,008,230
Lowe's Cos., Inc.	6,782	1,673,798
Murphy USA, Inc.	3,276	1,643,733
Ross Stores, Inc.	11,614	1,756,850
TJX Cos., Inc.	102,892	12,430,382
†Ulta Beauty, Inc.	4,216	1,833,665
Williams-Sonoma, Inc.	17,088	3,164,356
		36,567,277
Technology Hardware, Storage & Peripherals–7.37%
Apple, Inc.	494,212	123,760,569
Hewlett Packard Enterprise Co.	139,725	2,983,129
NetApp, Inc.	14,470	1,679,677
		128,423,375
Textiles, Apparel & Luxury Goods–0.45%
†Deckers Outdoor Corp.	25,944	5,268,967
†Lululemon Athletica, Inc.	6,494	2,483,370
		7,752,337
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Tobacco–0.65%
Altria Group, Inc.	216,590	$11,325,491
		11,325,491
Trading Companies & Distributors–0.70%
Fastenal Co.	24,872	1,788,546
United Rentals, Inc.	2,272	1,600,488
WW Grainger, Inc.	8,428	8,883,533
		12,272,567
Water Utilities–0.10%
American Water Works Co., Inc.	13,689	1,704,144
		1,704,144
Total Common Stock (Cost $1,223,767,606)		1,719,109,501

MONEY MARKET FUND–1.29%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.43%)	22,519,427	22,519,427
Total Money Market Fund (Cost $22,519,427)		22,519,427

TOTAL INVESTMENTS–99.92% (Cost $1,246,287,033)	1,741,628,928
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.08%	1,340,317
NET ASSETS APPLICABLE TO 117,717,133 SHARES OUTSTANDING–100.00%	$1,742,969,245
NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON MULTI-FACTOR LARGE CAP EQUITY FUND STANDARD CLASS ($1,409,833,591 / 95,153,424 Shares)	$14.816
NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON MULTI-FACTOR LARGE CAP EQUITY FUND SERVICE CLASS ($333,135,654 / 22,563,709 Shares)	$14.764
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$1,174,574,179
Distributable earnings/(accumulated loss)	568,395,066
TOTAL NET ASSETS	$1,742,969,245

†Non-income producing.
LVIP Franklin Templeton Multi-Factor Funds-17

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Statement of Net Assets (continued)

★Includes $1,067,833 cash collateral held at broker for futures contracts, $1,664,605 payable for fund shares redeemed, $17,240 other accrued expenses payable, $575,689 due to manager and affiliates, $81,181 variation margin due to broker on futures contracts, $25,560 payable for audit fee and $67,129 payable for fund accounting fee as of December 31, 2024.

The following futures contracts were outstanding at December 31, 2024:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
70	E-mini S&P 500 Index	$20,775,125	$21,541,624	3/21/25	$—	$(766,499)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2024.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-18

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets
December 31, 2024

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.98%
Aerospace & Defense–1.43%
†AAR Corp.	12,980	$795,414
†AeroVironment, Inc.	4,655	716,358
†Astronics Corp.	15,607	249,088
†Byrna Technologies, Inc.	9,862	284,124
Cadre Holdings, Inc.	4,550	146,965
Curtiss-Wright Corp.	12,220	4,336,511
†Ducommun, Inc.	8,893	566,128
†Kratos Defense & Security Solutions, Inc.	70,239	1,852,905
†Leonardo DRS, Inc.	8,911	287,915
Moog, Inc. Class A	6,929	1,363,904
Textron, Inc.	4,977	380,691
†V2X, Inc.	7,853	375,609
		11,355,612
Air Freight & Logistics–0.22%
†Air Transport Services Group, Inc.	26,559	583,767
†Forward Air Corp.	6,025	194,306
†GXO Logistics, Inc.	2,988	129,978
Hub Group, Inc. Class A	18,998	846,551
		1,754,602
Automobile Components–1.41%
†Adient PLC	14,557	250,817
†American Axle & Manufacturing Holdings, Inc.	63,985	373,033
BorgWarner, Inc.	47,172	1,499,598
Dana, Inc.	54,931	635,002
†Dorman Products, Inc.	8,087	1,047,671
†Fox Factory Holding Corp.	6,089	184,314
†Goodyear Tire & Rubber Co.	170,580	1,535,220
†Modine Manufacturing Co.	24,335	2,821,157
Patrick Industries, Inc.	15,519	1,289,318
Phinia, Inc.	12,369	595,815
Standard Motor Products, Inc.	13,434	416,185
†XPEL, Inc.	14,675	586,119
		11,234,249
Automobiles–0.40%
Harley-Davidson, Inc.	71,193	2,145,045
Thor Industries, Inc.	1,898	181,658
Winnebago Industries, Inc.	17,441	833,331
		3,160,034
Banks–9.45%
1st Source Corp.	9,820	573,292
ACNB Corp.	5,223	208,032
Amalgamated Financial Corp.	11,291	377,910
Associated Banc-Corp.	54,103	1,293,062
Atlantic Union Bankshares Corp.	41,357	1,566,603
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
†Axos Financial, Inc.	30,446	$2,126,653
†Bancorp, Inc.	26,972	1,419,536
Bank OZK	59,635	2,655,547
BankUnited, Inc.	42,693	1,629,592
†Bridgewater Bancshares, Inc.	12,257	165,592
Brookline Bancorp, Inc.	54,628	644,610
Business First Bancshares, Inc.	14,268	366,688
Cadence Bank	28,514	982,307
Camden National Corp.	9,105	389,148
Cathay General Bancorp	26,105	1,242,859
Central Pacific Financial Corp.	16,669	484,234
City Holding Co.	8,379	992,744
Civista Bancshares, Inc.	9,505	199,985
CNB Financial Corp.	11,235	279,302
Community Trust Bancorp, Inc.	9,624	510,361
ConnectOne Bancorp, Inc.	23,014	527,251
†CrossFirst Bankshares, Inc.	28,223	427,578
†Customers Bancorp, Inc.	18,369	894,203
Dime Community Bancshares, Inc.	15,563	478,329
Eagle Bancorp, Inc.	16,162	420,697
East West Bancorp, Inc.	24,390	2,335,586
Enterprise Financial Services Corp.	23,230	1,310,172
Esquire Financial Holdings, Inc.	3,915	311,243
Farmers & Merchants Bancorp, Inc.	6,706	197,492
Farmers National Banc Corp.	10,930	155,425
FB Financial Corp.	21,955	1,130,902
Financial Institutions, Inc.	9,491	259,009
First Bancorp/Southern Pines NC	24,688	1,085,531
First Busey Corp.	32,588	768,099
First Business Financial Services, Inc.	4,425	204,833
First Community Bankshares, Inc.	7,175	298,767
First Financial Bancorp	30,351	815,835
First Financial Corp.	6,361	293,815
First Horizon Corp.	20,051	403,827
First Internet Bancorp	4,734	170,377
First Mid Bancshares, Inc.	14,346	528,220
First of Long Island Corp.	13,190	154,059
FS Bancorp, Inc.	4,179	171,590
Fulton Financial Corp.	56,527	1,089,841
German American Bancorp, Inc.	18,023	724,885
Hanmi Financial Corp.	16,849	397,973
HarborOne Bancorp, Inc.	24,924	294,851
LVIP Franklin Templeton Multi-Factor Funds-19

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Heartland Financial USA, Inc.	26,147	$1,602,942
Heritage Financial Corp.	21,101	516,975
Home Bancorp, Inc.	3,930	181,605
HomeTrust Bancshares, Inc.	9,231	310,900
Hope Bancorp, Inc.	55,091	677,068
Horizon Bancorp, Inc.	25,830	416,121
Independent Bank Corp.	38,184	2,084,941
Kearny Financial Corp.	30,748	217,696
Mercantile Bank Corp.	9,993	444,589
Metrocity Bankshares, Inc.	11,680	373,176
†Metropolitan Bank Holding Corp.	6,665	389,236
Mid Penn Bancorp, Inc.	9,418	271,615
National Bank Holdings Corp. Class A	23,372	1,006,398
NBT Bancorp, Inc.	11,737	560,559
Nicolet Bankshares, Inc.	1,962	205,833
Northeast Community Bancorp, Inc.	7,739	189,296
Northfield Bancorp, Inc.	24,309	282,471
Northrim BanCorp, Inc.	3,104	241,926
OceanFirst Financial Corp.	34,458	623,690
Park National Corp.	2,321	397,889
Pathward Financial, Inc.	14,951	1,100,095
Peapack-Gladstone Financial Corp.	10,472	335,628
Pinnacle Financial Partners, Inc.	25,765	2,947,258
Popular, Inc.	5,751	540,939
Preferred Bank	7,643	660,202
QCR Holdings, Inc.	10,392	838,011
RBB Bancorp	10,656	218,341
Republic Bancorp, Inc. Class A	4,791	334,747
S&T Bancorp, Inc.	16,550	632,541
ServisFirst Bancshares, Inc.	23,701	2,008,423
Shore Bancshares, Inc.	19,004	301,213
Sierra Bancorp	7,558	218,577
SmartFinancial, Inc.	9,900	306,702
South Plains Financial, Inc.	6,535	227,091
Southern Missouri Bancorp, Inc.	5,811	333,377
Stock Yards Bancorp, Inc.	15,562	1,114,395
Synovus Financial Corp.	20,957	1,073,627
†Third Coast Bancshares, Inc.	7,068	239,959
Tompkins Financial Corp.	7,858	533,008
TriCo Bancshares	8,078	353,009
UMB Financial Corp.	14,515	1,638,163
Unity Bancorp, Inc.	4,424	192,931
Univest Financial Corp.	18,296	539,915
Veritex Holdings, Inc.	30,464	827,402
WaFd, Inc.	11,571	373,049
Washington Trust Bancorp, Inc.	10,300	322,905
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Webster Financial Corp.	59,065	$3,261,569
WesBanco, Inc.	36,009	1,171,733
Western Alliance Bancorp	46,941	3,921,451
Zions Bancorp NA	65,430	3,549,577
		75,069,211
Beverages–0.08%
†Celsius Holdings, Inc.	18,537	488,264
MGP Ingredients, Inc.	4,529	178,307
		666,571
Biotechnology–8.36%
†Absci Corp.	46,572	122,019
†ACADIA Pharmaceuticals, Inc.	28,219	517,819
†ADMA Biologics, Inc.	138,854	2,381,346
†Agios Pharmaceuticals, Inc.	11,114	365,206
†Akebia Therapeutics, Inc.	129,007	245,113
†Alkermes PLC	49,621	1,427,100
†Anavex Life Sciences Corp.	37,705	404,952
†Annexon, Inc.	49,123	252,001
†Apogee Therapeutics, Inc.	15,067	682,535
†Arbutus Biopharma Corp.	90,076	294,549
†Arcellx, Inc.	21,141	1,621,303
†Arcturus Therapeutics Holdings, Inc.	12,150	206,186
†Arcutis Biotherapeutics, Inc.	68,940	960,334
†Ardelyx, Inc.	48,204	244,394
†ARS Pharmaceuticals, Inc.	28,789	303,724
†Aurinia Pharmaceuticals, Inc.	72,668	652,559
†Avid Bioservices, Inc.	39,731	490,678
†Avidity Biosciences, Inc.	56,557	1,644,678
†Beam Therapeutics, Inc.	13,160	326,368
†BioCryst Pharmaceuticals, Inc.	129,650	974,968
†Biohaven Ltd.	25,180	940,473
†Blueprint Medicines Corp.	26,848	2,341,683
†C4 Therapeutics, Inc.	34,192	123,091
†CareDx, Inc.	30,588	654,889
†Crinetics Pharmaceuticals, Inc.	22,312	1,140,813
†Cullinan Therapeutics, Inc.	14,263	173,723
†Cytokinetics, Inc.	37,008	1,740,856
†Day One Biopharmaceuticals, Inc.	32,429	410,875
†Denali Therapeutics, Inc.	55,931	1,139,874
†Dynavax Technologies Corp.	64,140	819,068
†Dyne Therapeutics, Inc.	37,269	878,058
†Entrada Therapeutics, Inc.	11,990	207,307
†Erasca, Inc.	65,772	165,088
†Exact Sciences Corp.	20,274	1,139,196
†Exelixis, Inc.	121,248	4,037,558
†Halozyme Therapeutics, Inc.	38,776	1,853,881
†Insmed, Inc.	18,642	1,287,044
LVIP Franklin Templeton Multi-Factor Funds-20

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Intellia Therapeutics, Inc.	6,941	$80,932
†Iovance Biotherapeutics, Inc.	75,186	556,376
†Janux Therapeutics, Inc.	16,621	889,888
†Kiniksa Pharmaceuticals International PLC	18,858	373,011
†Krystal Biotech, Inc.	11,253	1,762,895
†Kura Oncology, Inc.	45,280	394,389
†Kymera Therapeutics, Inc.	25,839	1,039,503
†Larimar Therapeutics, Inc.	19,723	76,328
†Madrigal Pharmaceuticals, Inc.	4,664	1,439,171
†MannKind Corp.	131,332	844,465
†MiMedx Group, Inc.	65,388	629,033
†Monte Rosa Therapeutics, Inc.	27,510	190,919
†Myriad Genetics, Inc.	46,433	636,596
†Natera, Inc.	15,314	2,424,206
†Novavax, Inc.	83,912	674,653
†Nurix Therapeutics, Inc.	37,136	699,642
†Nuvalent, Inc. Class A	3,415	267,326
†Olema Pharmaceuticals, Inc.	15,051	87,747
†ORIC Pharmaceuticals, Inc.	21,063	169,978
†Protagonist Therapeutics, Inc.	31,770	1,226,322
†Prothena Corp. PLC	19,653	272,194
†PTC Therapeutics, Inc.	26,688	1,204,696
†Recursion Pharmaceuticals, Inc. Class A	52,544	355,197
†Relay Therapeutics, Inc.	58,636	241,580
†Rigel Pharmaceuticals, Inc.	8,700	146,334
†Sana Biotechnology, Inc.	46,262	75,407
†Soleno Therapeutics, Inc.	13,723	616,849
†Stoke Therapeutics, Inc.	22,314	246,123
†Summit Therapeutics, Inc.	43,190	770,726
†TG Therapeutics, Inc.	62,459	1,880,016
†Travere Therapeutics, Inc.	34,206	595,869
†Twist Bioscience Corp.	36,093	1,677,242
†Tyra Biosciences, Inc.	12,647	175,793
†Ultragenyx Pharmaceutical, Inc.	11,227	472,320
†United Therapeutics Corp.	7,388	2,606,782
†Vaxcyte, Inc.	34,704	2,840,869
†Vera Therapeutics, Inc.	3,710	156,896
†Veracyte, Inc.	39,484	1,563,566
†Vericel Corp.	26,952	1,479,934
†Verve Therapeutics, Inc.	33,932	191,377
†Viking Therapeutics, Inc.	23,267	936,264
†Voyager Therapeutics, Inc.	21,726	123,186
†Y-mAbs Therapeutics, Inc.	20,555	160,946
		66,424,855
Broadline Retail–0.19%
Kohl's Corp.	49,600	696,384
Macy's, Inc.	47,907	811,066
		1,507,450
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products–0.91%
Apogee Enterprises, Inc.	13,775	$983,673
Armstrong World Industries, Inc.	1,172	165,639
CSW Industrials, Inc.	1,083	382,082
Griffon Corp.	18,556	1,322,486
Quanex Building Products Corp.	19,141	463,978
†Resideo Technologies, Inc.	81,299	1,873,942
UFP Industries, Inc.	18,100	2,038,965
		7,230,765
Capital Markets–2.21%
Affiliated Managers Group, Inc.	12,935	2,391,940
Artisan Partners Asset Management, Inc. Class A	30,488	1,312,508
Evercore, Inc. Class A	10,172	2,819,577
Invesco Ltd.	8,638	150,992
Janus Henderson Group PLC	54,296	2,309,209
Jefferies Financial Group, Inc.	31,029	2,432,674
StepStone Group, Inc. Class A	14,791	856,103
Stifel Financial Corp.	13,880	1,472,390
†StoneX Group, Inc.	2,292	224,547
Victory Capital Holdings, Inc. Class A	19,417	1,271,037
Virtu Financial, Inc. Class A	38,312	1,366,972
WisdomTree, Inc.	87,549	919,265
		17,527,214
Chemicals–1.58%
AdvanSix, Inc.	15,753	448,803
†Arcadium Lithium PLC	219,007	1,123,506
†Aspen Aerogels, Inc.	29,259	347,597
Avient Corp.	15,981	652,984
†Ecovyst, Inc.	67,429	515,157
Hawkins, Inc.	11,111	1,362,986
Innospec, Inc.	12,829	1,411,960
Koppers Holdings, Inc.	11,799	382,288
Mativ Holdings, Inc.	34,314	374,023
Minerals Technologies, Inc.	17,732	1,351,356
Orion SA	10,691	168,811
†Perimeter Solutions, Inc.	83,734	1,070,120
Quaker Chemical Corp.	4,389	617,796
†Rayonier Advanced Materials, Inc.	33,546	276,754
RPM International, Inc.	7,554	929,595
Scotts Miracle-Gro Co.	15,709	1,042,135
Tronox Holdings PLC	45,988	463,099
		12,538,970
Commercial Services & Supplies–1.40%
†ACV Auctions, Inc. Class A	30,640	661,824
LVIP Franklin Templeton Multi-Factor Funds-21

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
Aris Water Solutions, Inc. Class A	15,628	$374,290
†BrightView Holdings, Inc.	23,078	369,017
Brink's Co.	14,522	1,347,206
†Cimpress PLC	9,708	696,258
†Clean Harbors, Inc.	12,188	2,804,946
†CoreCivic, Inc.	18,015	391,646
†Healthcare Services Group, Inc.	43,730	507,924
HNI Corp.	21,327	1,074,241
Interface, Inc.	34,471	839,369
†Liquidity Services, Inc.	10,054	324,644
MillerKnoll, Inc.	17,108	386,470
Pitney Bowes, Inc.	100,755	729,466
Steelcase, Inc. Class A	51,740	611,567
		11,118,868
Communications Equipment–0.56%
†Clearfield, Inc.	7,944	246,264
†Extreme Networks, Inc.	62,703	1,049,648
†Harmonic, Inc.	33,105	437,979
†NETGEAR, Inc.	17,933	499,793
†NetScout Systems, Inc.	41,140	891,093
Ubiquiti, Inc.	2,259	749,830
†Viavi Solutions, Inc.	59,781	603,788
		4,478,395
Construction & Engineering–1.67%
Arcosa, Inc.	3,446	333,366
Argan, Inc.	7,775	1,065,486
Comfort Systems USA, Inc.	6,492	2,752,998
†Dycom Industries, Inc.	1,569	273,100
EMCOR Group, Inc.	5,647	2,563,174
Granite Construction, Inc.	15,282	1,340,384
†IES Holdings, Inc.	4,845	973,651
Primoris Services Corp.	14,967	1,143,479
†Sterling Infrastructure, Inc.	12,794	2,155,149
†Tutor Perini Corp.	26,766	647,737
		13,248,524
Construction Materials–0.25%
Eagle Materials, Inc.	5,076	1,252,554
U.S. Lime & Minerals, Inc.	5,744	762,458
		2,015,012
Consumer Finance–0.96%
Bread Financial Holdings, Inc.	24,154	1,474,843
†Dave, Inc.	2,844	247,201
†Enova International, Inc.	16,055	1,539,353
†LendingClub Corp.	65,601	1,062,080
OneMain Holdings, Inc.	3,432	178,910
SLM Corp.	113,743	3,137,032
		7,639,419
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail–0.62%
†Sprouts Farmers Market, Inc.	31,330	$3,981,103
†United Natural Foods, Inc.	34,173	933,265
		4,914,368
Containers & Packaging–0.19%
AptarGroup, Inc.	5,699	895,313
Greif, Inc. Class B	2,885	195,747
Myers Industries, Inc.	21,052	232,414
†Ranpak Holdings Corp.	28,853	198,509
		1,521,983
Distributors–0.01%
†GigaCloud Technology, Inc. Class A	6,280	116,306
		116,306
Diversified Consumer Services–1.16%
†Adtalem Global Education, Inc.	8,984	816,196
Carriage Services, Inc.	8,166	325,415
†Duolingo, Inc.	2,690	872,179
†Frontdoor, Inc.	40,394	2,208,340
†Grand Canyon Education, Inc.	11,720	1,919,736
Perdoceo Education Corp.	33,367	883,224
†Stride, Inc.	21,375	2,221,504
		9,246,594
Diversified REITs–0.58%
Alexander & Baldwin, Inc.	28,864	512,047
American Assets Trust, Inc.	24,012	630,555
Broadstone Net Lease, Inc.	54,195	859,533
Essential Properties Realty Trust, Inc.	74,144	2,319,224
One Liberty Properties, Inc.	9,177	249,982
		4,571,341
Diversified Telecommunication Services–0.67%
†Frontier Communications Parent, Inc.	35,393	1,228,137
Iridium Communications, Inc.	18,226	528,919
†Liberty Global Ltd. Class C	61,456	807,532
†Lumen Technologies, Inc.	516,220	2,741,128
		5,305,716
Electric Utilities–0.90%
NRG Energy, Inc.	66,704	6,018,035
Otter Tail Corp.	15,460	1,141,566
		7,159,601
Electrical Equipment–3.29%
Acuity Brands, Inc.	16,327	4,769,607
Allient, Inc.	7,289	176,977
LVIP Franklin Templeton Multi-Factor Funds-22

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment (continued)
†American Superconductor Corp.	21,475	$528,929
†Array Technologies, Inc.	95,823	578,771
Atkore, Inc.	18,964	1,582,546
†Bloom Energy Corp. Class A	114,947	2,552,973
EnerSys	24,123	2,229,689
†Enovix Corp.	94,554	1,027,802
†Fluence Energy, Inc.	36,118	573,554
†Generac Holdings, Inc.	9,925	1,538,871
†GrafTech International Ltd.	136,644	236,394
LSI Industries, Inc.	15,182	294,834
†NEXTracker, Inc. Class A	57,427	2,097,808
nVent Electric PLC	53,299	3,632,860
Powell Industries, Inc.	6,042	1,339,209
Sensata Technologies Holding PLC	11,095	304,003
†Shoals Technologies Group, Inc. Class A	98,502	544,716
†Sunrun, Inc.	131,199	1,213,591
†Thermon Group Holdings, Inc.	9,120	262,382
†Vicor Corp.	13,662	660,148
		26,145,664
Electronic Equipment, Instruments & Components–2.71%
†Arlo Technologies, Inc.	50,781	568,239
†Arrow Electronics, Inc.	3,428	387,775
Badger Meter, Inc.	12,830	2,721,500
Benchmark Electronics, Inc.	21,893	993,942
Climb Global Solutions, Inc.	2,637	334,240
†Coherent Corp.	6,793	643,501
†Evolv Technologies Holdings, Inc.	61,366	242,396
†Fabrinet	7,437	1,635,247
†FARO Technologies, Inc.	10,522	266,838
†Insight Enterprises, Inc.	6,946	1,056,487
†Itron, Inc.	15,757	1,710,895
†Knowles Corp.	48,806	972,704
Methode Electronics, Inc.	22,696	267,586
Napco Security Technologies, Inc.	17,801	633,004
†nLight, Inc.	25,083	263,121
†OSI Systems, Inc.	7,980	1,336,091
†PAR Technology Corp.	15,756	1,144,988
PC Connection, Inc.	3,529	244,454
†Plexus Corp.	4,429	693,050
†Sanmina Corp.	16,487	1,247,571
†ScanSource, Inc.	15,718	745,819
TD SYNNEX Corp.	16,620	1,949,194
†TTM Technologies, Inc.	59,918	1,482,970
		21,541,612
Energy Equipment & Services–1.89%
Archrock, Inc.	79,262	1,972,831
†Bristow Group, Inc.	15,418	528,837
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
Cactus, Inc. Class A	17,196	$1,003,559
ChampionX Corp.	50,271	1,366,869
Helmerich & Payne, Inc.	55,680	1,782,874
Liberty Energy, Inc.	88,365	1,757,580
†Nabors Industries Ltd.	5,020	286,993
†NPK International, Inc.	42,744	327,846
†Oceaneering International, Inc.	54,638	1,424,959
†ProPetro Holding Corp.	54,199	505,677
RPC, Inc.	42,274	251,108
Solaris Energy Infrastructure, Inc. Class A	15,500	446,090
TechnipFMC PLC	22,717	657,430
†TETRA Technologies, Inc.	69,697	249,515
†Valaris Ltd.	31,481	1,392,719
Weatherford International PLC	15,076	1,079,894
		15,034,781
Entertainment–0.53%
†AMC Entertainment Holdings, Inc. Class A	105,128	418,409
†Cinemark Holdings, Inc.	53,491	1,657,151
†Eventbrite, Inc. Class A	46,920	157,651
†IMAX Corp.	25,223	645,709
†Madison Square Garden Entertainment Corp.	10,023	356,819
Marcus Corp.	12,286	264,149
†Roku, Inc.	6,825	507,371
†Sphere Entertainment Co.	4,037	162,772
		4,170,031
Financial Services–2.43%
Banco Latinoamericano de Comercio Exterior SA	16,991	604,370
Enact Holdings, Inc.	18,270	591,583
Equitable Holdings, Inc.	4,200	198,114
Essent Group Ltd.	24,360	1,326,159
Jackson Financial, Inc. Class A	46,204	4,023,444
Merchants Bancorp	9,375	341,906
MGIC Investment Corp.	154,416	3,661,203
†Mr. Cooper Group, Inc.	36,833	3,536,336
†NMI Holdings, Inc. Class A	47,206	1,735,293
†Pagseguro Digital Ltd. Class A	106,589	667,247
Radian Group, Inc.	56,424	1,789,769
†Repay Holdings Corp.	57,392	437,901
†Sezzle, Inc.	1,444	369,375
		19,282,700
Food Products–0.99%
Calavo Growers, Inc.	6,477	165,163
Cal-Maine Foods, Inc.	20,290	2,088,247
LVIP Franklin Templeton Multi-Factor Funds-23

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
Fresh Del Monte Produce, Inc.	20,702	$687,513
†Freshpet, Inc.	12,920	1,913,581
†Hain Celestial Group, Inc.	45,435	279,425
†Pilgrim's Pride Corp.	21,422	972,345
†SunOpta, Inc.	51,111	393,555
Utz Brands, Inc.	35,433	554,881
†Vital Farms, Inc.	20,446	770,610
		7,825,320
Gas Utilities–0.76%
National Fuel Gas Co.	47,188	2,863,368
UGI Corp.	113,591	3,206,674
		6,070,042
Ground Transportation–0.45%
ArcBest Corp.	2,377	221,822
†Avis Budget Group, Inc.	1,595	128,573
Covenant Logistics Group, Inc.	4,643	253,090
Marten Transport Ltd.	27,242	425,247
Ryder System, Inc.	14,895	2,336,430
Universal Logistics Holdings, Inc.	3,798	174,480
		3,539,642
Health Care Equipment & Supplies–3.09%
†Alphatec Holdings, Inc.	64,412	591,302
†Artivion, Inc.	18,567	530,831
†AtriCure, Inc.	22,402	684,605
†Axogen, Inc.	26,274	432,995
†Bioventus, Inc. Class A	21,892	229,866
†Cerus Corp.	93,442	143,901
†Glaukos Corp.	5,956	893,043
†Haemonetics Corp.	21,095	1,647,098
†ICU Medical, Inc.	13,177	2,044,675
†Inari Medical, Inc.	10,811	551,902
†Inmode Ltd.	13,139	219,421
†Inspire Medical Systems, Inc.	6,335	1,174,382
†Integer Holdings Corp.	6,927	917,966
†Integra LifeSciences Holdings Corp.	7,009	158,964
iRadimed Corp.	4,127	226,985
†Lantheus Holdings, Inc.	16,589	1,484,052
LeMaitre Vascular, Inc.	11,483	1,058,044
†LivaNova PLC	19,060	882,669
†Neogen Corp.	31,277	379,703
†Novocure Ltd.	66,820	1,991,236
=†OmniAb, Inc. Earnout Shares	8,030	0
=†OmniAb, Inc. Earnout Shares.	8,030	0
†Omnicell, Inc.	28,608	1,273,628
†OraSure Technologies, Inc.	48,156	173,843
†Orthofix Medical, Inc.	20,912	365,123
†OrthoPediatrics Corp.	7,818	181,221
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Paragon 28, Inc.	20,307	$209,771
†PROCEPT BioRobotics Corp.	17,368	1,398,471
†RxSight, Inc.	6,006	206,486
†SI-BONE, Inc.	20,168	282,755
†STAAR Surgical Co.	31,044	754,059
†Surmodics, Inc.	7,570	299,772
†Tactile Systems Technology, Inc.	13,119	224,728
†Tandem Diabetes Care, Inc.	23,640	851,513
†TransMedics Group, Inc.	13,514	842,598
†Treace Medical Concepts, Inc.	21,268	158,234
†UFP Technologies, Inc.	3,670	897,352
†Zimvie, Inc.	14,188	197,923
		24,561,117
Health Care Providers & Services–2.43%
†AdaptHealth Corp.	63,343	603,025
†Addus HomeCare Corp.	7,664	960,682
†Alignment Healthcare, Inc.	51,434	578,632
†Aveanna Healthcare Holdings, Inc.	32,793	149,864
†Castle Biosciences, Inc.	14,674	391,062
†Community Health Systems, Inc.	65,823	196,811
†Cross Country Healthcare, Inc.	17,623	320,034
†DocGo, Inc.	65,495	277,699
Encompass Health Corp.	17,391	1,606,059
†Enhabit, Inc.	32,360	252,732
Ensign Group, Inc.	7,894	1,048,797
†Fulgent Genetics, Inc.	10,460	193,196
†GeneDx Holdings Corp.	7,092	545,091
†Guardant Health, Inc.	37,461	1,144,434
†HealthEquity, Inc.	12,764	1,224,706
†Hims & Hers Health, Inc.	79,558	1,923,712
†Nano-X Imaging Ltd.	23,366	168,235
National HealthCare Corp.	5,865	630,839
†NeoGenomics, Inc.	73,382	1,209,335
†Owens & Minor, Inc.	44,841	586,072
†Pediatrix Medical Group, Inc.	42,669	559,817
†Pennant Group, Inc.	18,277	484,706
†Privia Health Group, Inc.	10,290	201,170
†Progyny, Inc.	41,145	709,751
†RadNet, Inc.	16,090	1,123,726
†Surgery Partners, Inc.	19,481	412,413
†Tenet Healthcare Corp.	7,399	933,976
Universal Health Services, Inc. Class B	4,809	862,831
		19,299,407
Health Care REITs–0.62%
Global Medical REIT, Inc.	34,741	268,201
LTC Properties, Inc.	15,799	545,855
LVIP Franklin Templeton Multi-Factor Funds-24

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care REITs (continued)
National Health Investors, Inc.	25,874	$1,793,068
Omega Healthcare Investors, Inc.	14,575	551,664
Sabra Health Care REIT, Inc.	99,734	1,727,393
		4,886,181
Health Care Technology–0.50%
†Doximity, Inc. Class A	25,365	1,354,237
†Evolent Health, Inc. Class A	32,172	361,935
†Health Catalyst, Inc.	37,252	263,372
HealthStream, Inc.	13,002	413,464
†Phreesia, Inc.	32,688	822,430
Simulations Plus, Inc.	9,417	262,640
†Teladoc Health, Inc.	52,794	479,897
		3,957,975
Hotel & Resort REITs–0.92%
Park Hotels & Resorts, Inc.	117,462	1,652,690
Pebblebrook Hotel Trust	61,341	831,171
RLJ Lodging Trust	86,844	886,677
Ryman Hospitality Properties, Inc.	11,366	1,185,928
Summit Hotel Properties, Inc.	65,163	446,367
Sunstone Hotel Investors, Inc.	114,464	1,355,254
Xenia Hotels & Resorts, Inc.	61,793	918,244
		7,276,331
Hotels, Restaurants & Leisure–1.65%
Bloomin' Brands, Inc.	43,348	529,279
Boyd Gaming Corp.	19,190	1,392,043
†Brinker International, Inc.	14,396	1,904,447
Cracker Barrel Old Country Store, Inc.	3,887	205,467
†Despegar.com Corp.	31,339	603,276
†El Pollo Loco Holdings, Inc.	16,884	194,841
†Everi Holdings, Inc.	41,542	561,232
Krispy Kreme, Inc.	14,467	143,657
†Life Time Group Holdings, Inc.	23,108	511,149
†Lindblad Expeditions Holdings, Inc.	20,823	246,961
Monarch Casino & Resort, Inc.	7,955	627,649
†PlayAGS, Inc.	20,064	231,338
†Portillo's, Inc. Class A	13,654	128,348
RCI Hospitality Holdings, Inc.	4,804	276,086
†Rush Street Interactive, Inc.	47,085	646,006
†Shake Shack, Inc. Class A	4,869	631,996
†Sweetgreen, Inc. Class A	7,290	233,717
Texas Roadhouse, Inc.	5,317	959,346
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Travel & Leisure Co.	17,659	$890,897
Wingstop, Inc.	7,738	2,199,140
		13,116,875
Household Durables–1.65%
†Beazer Homes USA, Inc.	16,515	453,502
†Cavco Industries, Inc.	2,335	1,041,947
†Champion Homes, Inc.	2,296	202,278
†Helen of Troy Ltd.	8,541	511,008
†Hovnanian Enterprises, Inc. Class A	2,529	338,431
Installed Building Products, Inc.	10,892	1,908,823
KB Home	32,457	2,133,074
La-Z-Boy, Inc.	23,757	1,035,092
†Lovesac Co.	7,565	178,988
†M/I Homes, Inc.	7,421	986,622
†Sonos, Inc.	66,218	995,919
†Taylor Morrison Home Corp.	38,270	2,342,507
†Tri Pointe Homes, Inc.	18,247	661,636
Worthington Enterprises, Inc.	8,505	341,135
		13,130,962
Household Products–0.21%
†Central Garden & Pet Co.	18,349	628,900
Spectrum Brands Holdings, Inc.	12,627	1,066,855
		1,695,755
Independent Power and Renewable Electricity Producers–0.24%
Brookfield Renewable Corp.	43,979	1,216,459
Clearway Energy, Inc. Class A	20,398	498,731
†Montauk Renewables, Inc.	42,197	167,944
		1,883,134
Industrial REITs–0.28%
Americold Realty Trust, Inc.	13,785	294,999
First Industrial Realty Trust, Inc.	6,983	350,058
Innovative Industrial Properties, Inc.	16,342	1,089,031
Rexford Industrial Realty, Inc.	5,381	208,029
Terreno Realty Corp.	4,233	250,340
		2,192,457
Insurance–1.66%
Assurant, Inc.	1,967	419,404
Axis Capital Holdings Ltd.	25,040	2,219,045
CNO Financial Group, Inc.	12,208	454,260
†Enstar Group Ltd.	6,464	2,081,731
Fidelis Insurance Holdings Ltd.	28,112	509,670
Globe Life, Inc.	12,946	1,443,738
LVIP Franklin Templeton Multi-Factor Funds-25

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
†Hamilton Insurance Group Ltd. Class B	24,408	$464,484
HCI Group, Inc.	3,651	425,451
Mercury General Corp.	15,557	1,034,229
Primerica, Inc.	9,381	2,546,191
Reinsurance Group of America, Inc.	7,371	1,574,667
		13,172,870
Interactive Media & Services–0.83%
†Bumble, Inc. Class A	61,958	504,338
†Cargurus, Inc.	35,515	1,297,718
†Cars.com, Inc.	25,451	441,066
†EverQuote, Inc. Class A	14,640	292,654
†Getty Images Holdings, Inc.	58,507	126,375
†MediaAlpha, Inc. Class A	12,863	145,223
†QuinStreet, Inc.	32,177	742,323
Shutterstock, Inc.	5,149	156,272
†Vimeo, Inc.	79,802	510,733
†Yelp, Inc.	34,626	1,340,026
†Ziff Davis, Inc.	18,993	1,032,080
		6,588,808
IT Services–0.69%
†BigCommerce Holdings, Inc.	37,113	227,132
†Couchbase, Inc.	24,356	379,710
†DigitalOcean Holdings, Inc.	26,676	908,851
†DXC Technology Co.	51,843	1,035,823
Hackett Group, Inc.	6,699	205,793
†Kyndryl Holdings, Inc.	71,382	2,469,817
†Unisys Corp.	39,120	247,630
		5,474,756
Leisure Products–0.45%
Acushnet Holdings Corp.	16,665	1,184,548
†Funko, Inc. Class A	19,453	260,476
†Malibu Boats, Inc. Class A	12,316	462,958
†MasterCraft Boat Holdings, Inc.	9,124	173,995
†Peloton Interactive, Inc. Class A	105,171	914,988
†Revelyst, Inc.	23,346	448,943
†YETI Holdings, Inc.	3,365	129,586
		3,575,494
Life Sciences Tools & Services–0.72%
†10X Genomics, Inc. Class A	60,689	871,494
†Adaptive Biotechnologies Corp.	71,412	428,115
†BioLife Solutions, Inc.	22,452	582,854
†CryoPort, Inc.	27,178	211,445
†Cytek Biosciences, Inc.	75,797	491,923
†Maravai LifeSciences Holdings, Inc. Class A	70,158	382,361
†MaxCyte, Inc.	66,860	278,138
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
†Medpace Holdings, Inc.	4,510	$1,498,357
Mesa Laboratories, Inc.	3,233	426,336
†Pacific Biosciences of California, Inc.	175,839	321,785
†Quanterix Corp.	18,910	201,013
		5,693,821
Machinery–3.07%
†Blue Bird Corp.	11,953	461,744
†Chart Industries, Inc.	4,529	864,314
Donaldson Co., Inc.	18,783	1,265,035
†Energy Recovery, Inc.	29,253	430,019
ESCO Technologies, Inc.	13,570	1,807,660
Federal Signal Corp.	22,675	2,094,943
†Graham Corp.	5,978	265,842
Greenbrier Cos., Inc.	8,962	546,592
Helios Technologies, Inc.	3,502	156,329
Hyster-Yale, Inc.	6,143	312,863
Kadant, Inc.	2,986	1,030,140
Lincoln Electric Holdings, Inc.	9,746	1,827,083
Lindsay Corp.	2,425	286,902
Luxfer Holdings PLC	14,245	186,467
Miller Industries, Inc.	6,539	427,389
Mueller Industries, Inc.	54,141	4,296,630
†Proto Labs, Inc.	15,802	617,700
REV Group, Inc.	17,830	568,242
Shyft Group, Inc.	21,198	248,865
Snap-on, Inc.	10,050	3,411,774
†SPX Technologies, Inc.	8,267	1,203,014
Tennant Co.	3,974	324,000
Terex Corp.	27,568	1,274,193
Wabash National Corp.	27,206	466,039
		24,373,779
Marine Transportation–0.04%
Costamare, Inc.	25,794	331,453
		331,453
Media–0.87%
†Advantage Solutions, Inc.	48,373	141,249
Cable One, Inc.	2,512	909,645
†EchoStar Corp. Class A	18,509	423,856
†Gannett Co., Inc.	84,298	426,548
Gray Television, Inc.	52,837	166,437
†Integral Ad Science Holding Corp.	16,865	176,071
John Wiley & Sons, Inc. Class A	22,705	992,436
†Magnite, Inc.	63,276	1,007,354
Nexstar Media Group, Inc.	2,376	375,337
Paramount Global Class B	88,470	925,396
†PubMatic, Inc. Class A	27,045	397,291
Sinclair, Inc.	18,014	290,746
†Stagwell, Inc.	38,161	251,099
LVIP Franklin Templeton Multi-Factor Funds-26

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
†TechTarget, Inc.	14,332	$284,060
†Thryv Holdings, Inc.	12,193	180,456
		6,947,981
Metals & Mining–1.78%
†Alpha Metallurgical Resources, Inc.	6,543	1,309,385
Arch Resources, Inc.	8,813	1,244,572
Carpenter Technology Corp.	4,178	709,048
†Century Aluminum Co.	30,024	547,037
†Cleveland-Cliffs, Inc.	11,897	111,832
†Coeur Mining, Inc.	230,080	1,316,058
†Constellium SE	39,542	406,096
Kaiser Aluminum Corp.	8,335	585,700
†Metallus, Inc.	12,027	169,942
†MP Materials Corp.	21,601	336,976
Olympic Steel, Inc.	5,681	186,394
Ramaco Resources, Inc. Class A	18,025	184,844
Reliance, Inc.	5,082	1,368,379
Royal Gold, Inc.	6,044	796,901
†SSR Mining, Inc.	128,637	895,314
SunCoke Energy, Inc.	49,053	524,867
U.S. Steel Corp.	44,976	1,528,734
†Universal Stainless & Alloy Products, Inc.	5,410	238,202
Warrior Met Coal, Inc.	18,527	1,004,904
Worthington Steel, Inc.	20,224	643,528
		14,108,713
Mortgage Real Estate Investment Trusts (REITs)–0.73%
AGNC Investment Corp.	33,229	306,039
ARMOUR Residential REIT, Inc.	30,914	583,038
Chimera Investment Corp.	49,945	699,230
MFA Financial, Inc.	64,229	654,494
Redwood Trust, Inc.	67,416	440,226
Rithm Capital Corp.	260,981	2,826,424
TPG RE Finance Trust, Inc.	33,468	284,478
		5,793,929
Multi-Utilities–0.33%
Black Hills Corp.	18,764	1,098,069
NiSource, Inc.	42,230	1,552,375
		2,650,444
Office REITs–1.32%
COPT Defense Properties	68,969	2,134,591
Douglas Emmett, Inc.	94,717	1,757,947
Highwoods Properties, Inc.	58,734	1,796,086
Kilroy Realty Corp.	53,562	2,166,583
Paramount Group, Inc.	115,352	569,839
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Office REITs (continued)
Piedmont Office Realty Trust, Inc. Class A	77,228	$706,636
SL Green Realty Corp.	20,444	1,388,556
		10,520,238
Oil, Gas & Consumable Fuels–2.48%
APA Corp.	55,761	1,287,522
Ardmore Shipping Corp.	23,432	284,699
Berry Corp.	42,271	174,579
Civitas Resources, Inc.	35,023	1,606,505
†Clean Energy Fuels Corp.	105,671	265,234
†CNX Resources Corp.	24,342	892,621
CONSOL Energy, Inc.	9,292	991,271
Dorian LPG Ltd.	19,581	477,189
DT Midstream, Inc.	16,251	1,615,837
†Green Plains, Inc.	41,551	393,903
†Gulfport Energy Corp.	3,281	604,360
International Seaways, Inc.	19,249	691,809
†Kosmos Energy Ltd.	78,272	267,690
Matador Resources Co.	45,398	2,554,092
Northern Oil & Gas, Inc.	20,439	759,513
Peabody Energy Corp.	74,592	1,561,956
SandRidge Energy, Inc.	17,641	206,576
Scorpio Tankers, Inc.	14,691	729,996
SM Energy Co.	69,160	2,680,642
Teekay Corp. Ltd.	35,219	244,068
Teekay Tankers Ltd. Class A	14,117	561,715
VAALCO Energy, Inc.	60,048	262,410
†Vital Energy, Inc.	18,204	562,868
		19,677,055
Paper & Forest Products–0.10%
Sylvamo Corp.	9,872	780,086
		780,086
Passenger Airlines–0.64%
†Alaska Air Group, Inc.	20,734	1,342,526
Allegiant Travel Co.	9,419	886,516
†SkyWest, Inc.	24,428	2,445,976
†Sun Country Airlines Holdings, Inc.	25,393	370,230
		5,045,248
Personal Care Products–0.46%
†BellRing Brands, Inc.	14,816	1,116,238
Edgewell Personal Care Co.	7,563	254,117
†Herbalife Ltd.	64,383	430,722
†Honest Co., Inc.	44,058	305,322
Interparfums, Inc.	8,724	1,147,293
Nu Skin Enterprises, Inc. Class A	27,070	186,512
†USANA Health Sciences, Inc.	6,232	223,667
		3,663,871
LVIP Franklin Templeton Multi-Factor Funds-27

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals–1.86%
†Amneal Pharmaceuticals, Inc.	65,944	$522,276
†Amphastar Pharmaceuticals, Inc.	19,341	718,131
†ANI Pharmaceuticals, Inc.	8,511	470,488
†Arvinas, Inc.	19,256	369,138
†Cassava Sciences, Inc.	10,156	23,968
†Collegium Pharmaceutical, Inc.	20,171	577,899
†Corcept Therapeutics, Inc.	43,899	2,212,071
†CorMedix, Inc.	21,749	176,167
†Edgewise Therapeutics, Inc.	30,917	825,484
†Elanco Animal Health, Inc.	108,058	1,308,582
†Enliven Therapeutics, Inc.	20,151	453,398
†EyePoint Pharmaceuticals, Inc.	33,548	249,933
†Harmony Biosciences Holdings, Inc.	19,072	656,268
†Harrow, Inc.	19,222	644,898
†Innoviva, Inc.	29,566	512,970
†Intra-Cellular Therapies, Inc.	8,181	683,277
†Ligand Pharmaceuticals, Inc.	10,286	1,102,145
†Neumora Therapeutics, Inc.	29,742	315,265
Phibro Animal Health Corp. Class A	10,994	230,874
†Pliant Therapeutics, Inc.	34,937	460,120
†Prestige Consumer Healthcare, Inc.	11,020	860,552
SIGA Technologies, Inc.	25,590	153,796
†Supernus Pharmaceuticals, Inc.	27,683	1,001,017
†Tarsus Pharmaceuticals, Inc.	4,531	250,881
		14,779,598
Professional Services–1.93%
Barrett Business Services, Inc.	15,516	674,015
Concentrix Corp.	28,343	1,226,401
†Conduent, Inc.	100,442	405,786
CRA International, Inc.	4,009	750,485
CSG Systems International, Inc.	14,748	753,770
†ExlService Holdings, Inc.	71,762	3,184,797
†Franklin Covey Co.	6,358	238,934
Heidrick & Struggles International, Inc.	12,741	564,554
ICF International, Inc.	10,038	1,196,630
†Innodata, Inc.	16,677	659,075
Kelly Services, Inc. Class A	20,014	278,995
Kforce, Inc.	10,801	612,417
†Legalzoom.com, Inc.	61,019	458,253
ManpowerGroup, Inc.	11,561	667,301
†NV5 Global, Inc.	8,008	150,871
†Parsons Corp.	17,501	1,614,467
†Paylocity Holding Corp.	900	179,523
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
Resources Connection, Inc.	17,515	$149,403
TriNet Group, Inc.	2,877	261,145
†Upwork, Inc.	59,989	980,820
†Willdan Group, Inc.	7,987	304,225
		15,311,867
Real Estate Management & Development–0.75%
†Anywhere Real Estate, Inc.	59,062	194,905
†Cushman & Wakefield PLC	74,228	970,902
†Forestar Group, Inc.	12,109	313,865
†FRP Holdings, Inc.	7,465	228,653
†Jones Lang LaSalle, Inc.	9,735	2,464,318
Newmark Group, Inc. Class A	81,870	1,048,755
RMR Group, Inc. Class A	5,629	116,182
St. Joe Co.	13,827	621,247
		5,958,827
Residential REITs–0.44%
Equity LifeStyle Properties, Inc.	4,236	282,118
Independence Realty Trust, Inc.	130,315	2,585,450
NexPoint Residential Trust, Inc.	14,243	594,645
		3,462,213
Retail REITs–1.05%
Acadia Realty Trust	48,618	1,174,611
Curbline Properties Corp.	6,702	155,620
Kite Realty Group Trust	75,707	1,910,845
Macerich Co.	30,800	613,536
Saul Centers, Inc.	6,510	252,588
SITE Centers Corp.	26,407	403,763
Tanger, Inc.	51,544	1,759,197
Urban Edge Properties	74,845	1,609,168
Whitestone REIT	30,654	434,367
		8,313,695
Semiconductors & Semiconductor Equipment–2.75%
†ACM Research, Inc. Class A	27,728	418,693
†Aehr Test Systems	11,888	197,697
†Alpha & Omega Semiconductor Ltd.	13,252	490,722
†Ambarella, Inc.	10,894	792,430
Amkor Technology, Inc.	59,843	1,537,367
†Axcelis Technologies, Inc.	12,295	859,052
†CEVA, Inc.	12,975	409,361
†Cirrus Logic, Inc.	20,586	2,049,954
†Credo Technology Group Holding Ltd.	41,282	2,774,563
†FormFactor, Inc.	5,766	253,704
†Impinj, Inc.	8,931	1,297,317
†indie Semiconductor, Inc. Class A	101,804	412,306
LVIP Franklin Templeton Multi-Factor Funds-28

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Kulicke & Soffa Industries, Inc.	19,566	$912,950
MKS Instruments, Inc.	3,788	395,429
†Onto Innovation, Inc.	5,915	985,853
†Penguin Solutions, Inc.	27,087	519,799
†Photronics, Inc.	39,825	938,277
†Qorvo, Inc.	1,620	113,287
†Rambus, Inc.	45,315	2,395,351
†Semtech Corp.	14,445	893,423
†Silicon Laboratories, Inc.	8,668	1,076,739
†SiTime Corp.	6,550	1,405,171
†Veeco Instruments, Inc.	27,796	744,933
		21,874,378
Software–6.41%
†8x8, Inc.	82,113	219,242
A10 Networks, Inc.	25,764	474,058
†ACI Worldwide, Inc.	66,067	3,429,538
Adeia, Inc.	59,850	836,703
†Agilysys, Inc.	7,615	1,002,972
†Alkami Technology, Inc.	26,590	975,321
†Appfolio, Inc. Class A	8,808	2,173,110
†AvePoint, Inc.	73,779	1,218,091
†Bill Holdings, Inc.	10,847	918,849
†Blackbaud, Inc.	12,229	903,968
†Blend Labs, Inc. Class A	150,442	633,361
†Cleanspark, Inc.	110,848	1,020,910
Clear Secure, Inc. Class A	43,324	1,154,151
†Commvault Systems, Inc.	22,869	3,451,161
†Consensus Cloud Solutions, Inc.	10,422	248,669
Dolby Laboratories, Inc. Class A	3,977	310,604
†E2open Parent Holdings, Inc.	105,643	281,010
†Freshworks, Inc. Class A	39,809	643,712
†Gitlab, Inc. Class A	4,997	281,581
†Hut 8 Corp.	32,712	670,269
InterDigital, Inc.	13,360	2,588,099
†LiveRamp Holdings, Inc.	34,441	1,045,973
†Manhattan Associates, Inc.	14,638	3,955,773
†MARA Holdings, Inc.	29,288	491,160
†Matterport, Inc.	53,373	252,988
†Mitek Systems, Inc.	22,071	245,650
†OneSpan, Inc.	24,239	449,391
†Ooma, Inc.	15,497	217,888
†PagerDuty, Inc.	31,752	579,791
Progress Software Corp.	25,232	1,643,865
†Q2 Holdings, Inc.	33,777	3,399,655
†Qualys, Inc.	14,596	2,046,651
†Rapid7, Inc.	29,500	1,186,785
†Red Violet, Inc.	5,729	207,390
†RingCentral, Inc. Class A	40,985	1,434,885
†Riot Platforms, Inc.	36,263	370,245
Sapiens International Corp. NV	17,756	477,104
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
SolarWinds Corp.	29,907	$426,175
†SoundHound AI, Inc. Class A	29,980	594,803
†Sprout Social, Inc. Class A	20,240	621,570
†SPS Commerce, Inc.	16,365	3,010,996
†Terawulf, Inc.	26,228	148,450
†Varonis Systems, Inc.	22,954	1,019,846
†Verint Systems, Inc.	37,655	1,033,630
†Xperi, Inc.	24,805	254,747
†Yext, Inc.	67,122	426,896
†Zeta Global Holdings Corp. Class A	108,445	1,950,926
		50,928,612
Specialized REITs–0.50%
EPR Properties	10,003	442,933
Four Corners Property Trust, Inc.	6,680	181,295
Gaming & Leisure Properties, Inc.	32,886	1,583,790
Outfront Media, Inc.	85,724	1,520,744
Safehold, Inc.	13,419	247,983
		3,976,745
Specialty Retail–2.76%
†Abercrombie & Fitch Co. Class A	20,104	3,004,945
Academy Sports & Outdoors, Inc.	2,947	169,541
American Eagle Outfitters, Inc.	13,482	224,745
Arko Corp.	33,123	218,281
†Asbury Automotive Group, Inc.	3,621	880,012
†Boot Barn Holdings, Inc.	3,517	533,951
Build-A-Bear Workshop, Inc.	7,016	323,017
Caleres, Inc.	15,046	348,465
†Carvana Co.	7,642	1,554,077
Gap, Inc.	89,145	2,106,496
†Genesco, Inc.	6,957	297,412
Group 1 Automotive, Inc.	5,567	2,346,379
Murphy USA, Inc.	3,430	1,721,002
†National Vision Holdings, Inc.	45,128	470,234
†ODP Corp.	19,121	434,811
†Petco Health & Wellness Co., Inc.	52,093	198,474
†Revolve Group, Inc.	23,328	781,255
†Sally Beauty Holdings, Inc.	57,407	599,903
Shoe Carnival, Inc.	11,016	364,409
Signet Jewelers Ltd.	19,698	1,589,826
Sonic Automotive, Inc. Class A	8,694	550,765
†Stitch Fix, Inc. Class A	55,652	239,860
Upbound Group, Inc.	17,381	507,004
†Urban Outfitters, Inc.	23,850	1,308,888
LVIP Franklin Templeton Multi-Factor Funds-29

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†Victoria's Secret & Co.	21,938	$908,672
†Zumiez, Inc.	10,302	197,489
		21,879,913
Technology Hardware, Storage & Peripherals–0.30%
†Diebold Nixdorf, Inc.	12,086	520,181
†Eastman Kodak Co.	37,950	249,332
†IonQ, Inc.	25,276	1,055,779
Xerox Holdings Corp.	69,445	585,421
		2,410,713
Textiles, Apparel & Luxury Goods–0.53%
†Crocs, Inc.	1,062	116,321
†Figs, Inc. Class A	79,226	490,409
†G-III Apparel Group Ltd.	25,476	831,027
Kontoor Brands, Inc.	7,246	618,881
Movado Group, Inc.	5,619	110,582
Tapestry, Inc.	17,450	1,140,008
Wolverine World Wide, Inc.	41,570	922,854
		4,230,082
Tobacco–0.08%
Turning Point Brands, Inc.	10,754	646,315
		646,315
Trading Companies & Distributors–2.02%
Applied Industrial Technologies, Inc.	14,625	3,502,249
†BlueLinx Holdings, Inc.	5,168	527,963
Boise Cascade Co.	18,953	2,252,753
†DNOW, Inc.	60,763	790,527
†DXP Enterprises, Inc.	7,515	620,889
FTAI Aviation Ltd.	15,715	2,263,589
GATX Corp.	2,800	433,888
Global Industrial Co.	7,277	180,397
†GMS, Inc.	22,584	1,915,801
H&E Equipment Services, Inc.	6,320	309,427
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
Herc Holdings, Inc.	6,628	$1,254,879
†MRC Global, Inc.	36,381	464,949
Willis Lease Finance Corp.	1,901	394,552
†Xometry, Inc. Class A	25,768	1,099,263
		16,011,126
Water Utilities–0.34%
California Water Service Group	34,973	1,585,326
Consolidated Water Co. Ltd.	9,452	244,712
Middlesex Water Co.	10,884	572,825
York Water Co.	7,872	257,572
		2,660,435
Wireless Telecommunication Services–0.24%
Telephone & Data Systems, Inc.	56,236	1,918,210
		1,918,210
Total Common Stock (Cost $655,491,456)		778,176,921
RIGHTS–0.01%
=†Chinook Therapeutics, Inc.	24,718	9,640
=†Mirati Therapeutics, Inc.	21,713	64,705
Total Rights (Cost $24,839)		74,345

MONEY MARKET FUND–1.78%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.43%)	14,184,179	14,184,179
Total Money Market Fund (Cost $14,184,179)		14,184,179

TOTAL INVESTMENTS–99.77% (Cost $669,700,474)	792,435,445
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.23%	1,810,481
NET ASSETS APPLICABLE TO 61,663,360 SHARES OUTSTANDING–100.00%	$794,245,926
NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON MULTI-FACTOR SMID CAP EQUITY FUND STANDARD CLASS ($608,113,643 / 47,181,460 Shares)	$12.889
NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON MULTI-FACTOR SMID CAP EQUITY FUND SERVICE CLASS ($186,132,283 / 14,481,900 Shares)	$12.853
LVIP Franklin Templeton Multi-Factor Funds-30

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets (continued)
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$694,234,758
Distributable earnings/(accumulated loss)	100,011,168
TOTAL NET ASSETS	$794,245,926

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".

★Includes $947,841 cash collateral held at broker for futures contracts, $12,380 variation margin due from broker on futures contracts,
$497,982 payable for fund shares redeemed, $16,151 other accrued expenses payable, $279,553 due to manager and affiliates, $25,560 payable for audit fee and $33,649 payable for fund accounting fee as of December 31, 2024.

The following futures contracts were outstanding at December 31, 2024:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
117	E-mini Russell 2000 Index	$13,161,330	$13,922,273	3/21/25	$—	$(760,943)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2024.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-31

LVIP Franklin Templeton Multi-Factor Funds
Statements of Operations
Year Ended December 31, 2024
	LVIP Franklin Templeton Multi-Factor International Equity Fund	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments	$26,976,789	$16,768,246	$23,259,377	$8,364,016
Non-cash dividends	—	—	—	1,156,627
Foreign taxes withheld	(2,679,893)	(1,947,191)	(4,082)	(25,340)
	24,296,896	14,821,055	23,255,295	9,495,303
EXPENSES:
Management fees	2,669,528	1,742,885	5,152,071	2,192,685
Distribution fees-Service Class	303,122	336,594	829,645	466,403
Shareholder servicing fees	234,676	147,011	488,367	202,293
Accounting and administration expenses	144,660	98,811	271,902	121,828
Professional fees	104,042	83,151	71,775	54,338
Custodian fees	64,319	208,659	10,429	7,647
Pricing fees	26,284	31,947	2,265	6,615
Trustees’ fees and expenses	25,795	16,032	52,575	21,253
Reports and statements to shareholders	21,497	22,883	42,381	22,294
Consulting fees	11,011	16,821	12,695	8,421
Other	25,038	19,365	46,584	23,507
	3,629,972	2,724,159	6,980,689	3,127,284
Less:
Management fees waived	(80,000)	(64,831)	(107,501)	(32,501)
Total operating expenses	3,549,972	2,659,328	6,873,188	3,094,783
NET INVESTMENT INCOME	20,746,924	12,161,727	16,382,107	6,400,520
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	31,974,168	6,640,606 *	131,978,002	34,281,766
Foreign currencies	(336,837)	(559,546)	—	5
Futures contracts	741,477	156,555	4,746,734	3,330,777
Net realized gain	32,378,808	6,237,615	136,724,736	37,612,548
Net change in unrealized appreciation (depreciation) of:
Investments	(22,223,483)	25,373,761 **	256,900,312	39,791,758
Foreign currencies	(203,374)	(47,544)	—	(6)
Futures contracts	(301,804)	(634,634)	(960,211)	(858,512)
Net change in unrealized appreciation (depreciation)	(22,728,661)	24,691,583	255,940,101	38,933,240
NET REALIZED AND UNREALIZED GAIN	9,650,147	30,929,198	392,664,837	76,545,788
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$30,397,071	$43,090,925	$409,046,944	$82,946,308

*	Includes $1,105,024 foreign capital gains taxes paid.
**	Includes $(276,613) change in foreign capital gain taxes accrued.
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-32

LVIP Franklin Templeton Multi-Factor Funds
Statements of Changes in Net Assets
	LVIP Franklin Templeton Multi-Factor International Equity Fund		LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund		LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund		LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
	Year Ended		Year Ended		Year Ended		Year Ended
	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$20,746,924	$23,141,703	$12,161,727	$10,570,218	$16,382,107	$21,572,241	$6,400,520	$7,429,633
Net realized gain (loss)	32,378,808	(26,371,965)	6,237,615	(48,324,052)	136,724,736	46,935,769	37,612,548	(52,902,354)
Net change in unrealized appreciation (depreciation)	(22,728,661)	137,015,570	24,691,583	83,285,688	255,940,101	159,294,130	38,933,240	126,985,213
Net increase in net assets resulting from operations	30,397,071	133,785,308	43,090,925	45,531,854	409,046,944	227,802,140	82,946,308	81,512,492
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(28,008,785)	(27,890,507)	(12,383,924)	(11,442,238)	(91,227,208)	(133,996,289)	(5,842,044)	(24,700,652)
Service Class	(4,172,859)	(4,689,097)	(3,817,260)	(3,970,086)	(20,389,972)	(36,687,566)	(1,249,405)	(11,547,968)
Return of capital:
Standard Class	(135,851)	—	(652,308)	—	—	—	(1,046,237)	(179,582)
Service Class	(23,942)	—	(235,901)	—	—	—	(381,971)	(95,426)
	(32,341,437)	(32,579,604)	(17,089,393)	(15,412,324)	(111,617,180)	(170,683,855)	(8,519,657)	(36,523,628)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	168,650,466	158,050,385	60,539,961	69,061,925	323,768,748	239,038,696	247,881,153	138,289,569
Service Class	13,958,275	8,529,132	10,278,150	8,255,608	28,328,450	21,154,706	20,817,008	21,825,019
Reinvestment of dividends and distributions:
Standard Class	28,144,636	27,890,507	13,036,232	11,442,238	91,227,208	133,996,289	6,888,281	24,880,234
Service Class	4,196,801	4,689,097	4,053,161	3,970,086	20,389,972	36,687,566	1,631,376	11,643,394
	214,950,178	199,159,121	87,907,504	92,729,857	463,714,378	430,877,257	277,217,818	196,638,216
Cost of shares redeemed:
Standard Class	(131,852,660)	(210,102,517)	(67,581,581)	(54,286,930)	(364,396,191)	(262,664,815)	(85,661,151)	(58,953,641)
Service Class	(26,266,759)	(29,680,334)	(28,722,195)	(26,043,686)	(89,470,538)	(66,384,617)	(44,384,371)	(34,506,753)
	(158,119,419)	(239,782,851)	(96,303,776)	(80,330,616)	(453,866,729)	(329,049,432)	(130,045,522)	(93,460,394)
Increase (decrease) in net assets derived from capital share transactions	56,830,759	(40,623,730)	(8,396,272)	12,399,241	9,847,649	101,827,825	147,172,296	103,177,822
NET INCREASE IN NET ASSETS	54,886,393	60,581,974	17,605,260	42,518,771	307,277,413	158,946,110	221,598,947	148,166,686
NET ASSETS:
Beginning of year	813,355,884	752,773,910	497,333,807	454,815,036	1,435,691,832	1,276,745,722	572,646,979	424,480,293
End of year	$868,242,277	$813,355,884	$514,939,067	$497,333,807	$1,742,969,245	$1,435,691,832	$794,245,926	$572,646,979
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-33

LVIP Franklin Templeton Multi-Factor International Equity Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Franklin Templeton Multi-Factor International Equity Fund Standard Class
	Year Ended
	12/31/24	12/31/23[1]	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$8.047	$7.056	$8.247	$7.630	$8.154
Income (loss) from investment operations:
Net investment income[2]	0.221	0.230	0.333	0.363	0.187
Net realized and unrealized gain (loss)	0.096	1.094	(0.941)	0.634	(0.524)
Total from investment operations	0.317	1.324	(0.608)	0.997	(0.337)
Less dividends and distributions from:
Net investment income	(0.324)	(0.333)	(0.583)	(0.380)	(0.187)
Return of capital	(0.002)	—	—	—	—
Total dividends and distributions	(0.326)	(0.333)	(0.583)	(0.380)	(0.187)
Net asset value, end of period	$8.038	$8.047	$7.056	$8.247	$7.630
Total return[3]	3.76%	18.92%	(7.02% )	13.16%	(4.10% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$752,932	$690,197	$629,275	$786,917	$792,063
Ratio of expenses to average net assets	0.40%	0.41%	0.40%	0.39%	0.40%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.41%	0.42%	0.41%	0.40%	0.41%
Ratio of net investment income to average net assets	2.60%	3.03%	4.41%	4.24%	2.78%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.59%	3.02%	4.40%	4.23%	2.77%
Portfolio turnover	59%	127%	55%	57%	52%

[1]	Effective April 11, 2023, Franklin Advisers, Inc. replaced SSGA Funds Management, Inc. as a sub-adviser to the Fund.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-34

LVIP Franklin Templeton Multi-Factor International Equity Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Franklin Templeton Multi-Factor International Equity Fund Service Class
	Year Ended
	12/31/24	12/31/23[1]	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$8.050	$7.059	$8.250	$7.632	$8.158
Income (loss) from investment operations:
Net investment income[2]	0.200	0.211	0.313	0.342	0.170
Net realized and unrealized gain (loss)	0.096	1.093	(0.940)	0.634	(0.527)
Total from investment operations	0.296	1.304	(0.627)	0.976	(0.357)
Less dividends and distributions from:
Net investment income	(0.302)	(0.313)	(0.564)	(0.358)	(0.169)
Return of capital	(0.002)	—	—	—	—
Total dividends and distributions	(0.304)	(0.313)	(0.564)	(0.358)	(0.169)
Net asset value, end of period	$8.042	$8.050	$7.059	$8.250	$7.632
Total return[3]	3.51%	18.62%	(7.24% )	12.87%	(4.34% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$115,310	$123,159	$123,499	$143,998	$142,374
Ratio of expenses to average net assets	0.65%	0.66%	0.65%	0.64%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.66%	0.67%	0.66%	0.65%	0.66%
Ratio of net investment income to average net assets	2.35%	2.78%	4.16%	3.99%	2.53%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.34%	2.77%	4.15%	3.98%	2.52%
Portfolio turnover	59%	127%	55%	57%	52%

[1]	Effective April 11, 2023, Franklin Advisers, Inc. replaced SSGA Funds Management, Inc. as a sub-adviser to the Fund.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-35

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund Standard Class
	Year Ended
	12/31/24	12/31/23[1]	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$7.331	$6.889	$8.755	$8.528	$8.581
Income (loss) from investment operations:
Net investment income[2]	0.193	0.167	0.420	0.437	0.293
Net realized and unrealized gain (loss)	0.467	0.516	(1.488)	0.309	(0.075)
Total from investment operations	0.660	0.683	(1.068)	0.746	0.218
Less dividends and distributions from:
Net investment income	(0.256)	(0.241)	(0.798)	(0.519)	(0.271)
Return of capital	(0.014)	—	—	—	—
Total dividends and distributions	(0.270)	(0.241)	(0.798)	(0.519)	(0.271)
Net asset value, end of period	$7.721	$7.331	$6.889	$8.755	$8.528
Total return[3]	8.90%	10.04%	(11.83% )	8.79%	2.65%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$387,244	$362,665	$315,155	$408,291	$431,292
Ratio of expenses to average net assets	0.46%	0.50%	0.46%	0.47%	0.44%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.47%	0.51%	0.47%	0.48%	0.45%
Ratio of net investment income to average net assets	2.46%	2.33%	5.38%	4.71%	4.00%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.45%	2.32%	5.37%	4.70%	3.99%
Portfolio turnover	47%	126%	62%	59%	46%

[1]	Effective April 11, 2023, Franklin Advisers, Inc. replaced SSGA Funds Management, Inc. as a sub-adviser to the Fund.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-36

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund Service Class
	Year Ended
	12/31/24	12/31/23[1]	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$7.335	$6.892	$8.758	$8.530	$8.585
Income (loss) from investment operations:
Net investment income[2]	0.173	0.149	0.401	0.414	0.275
Net realized and unrealized gain (loss)	0.467	0.516	(1.488)	0.309	(0.078)
Total from investment operations	0.640	0.665	(1.087)	0.723	0.197
Less dividends and distributions from:
Net investment income	(0.236)	(0.222)	(0.779)	(0.495)	(0.252)
Return of capital	(0.014)	—	—	—	—
Total dividends and distributions	(0.250)	(0.222)	(0.779)	(0.495)	(0.252)
Net asset value, end of period	$7.725	$7.335	$6.892	$8.758	$8.530
Total return[3]	8.64%	9.76%	(12.05% )	8.51%	2.40%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$127,695	$134,669	$139,661	$173,501	$178,453
Ratio of expenses to average net assets	0.71%	0.75%	0.71%	0.72%	0.69%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.72%	0.76%	0.72%	0.73%	0.70%
Ratio of net investment income to average net assets	2.21%	2.08%	5.13%	4.46%	3.75%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.20%	2.07%	5.12%	4.45%	3.74%
Portfolio turnover	47%	126%	62%	59%	46%

[1]	Effective April 11, 2023, Franklin Advisers, Inc. replaced SSGA Funds Management, Inc. as a sub-adviser to the Fund.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-37

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund Standard Class
	Year Ended
	12/31/24	12/31/23[1]	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$12.329	$11.945	$14.648	$12.917	$13.128
Income (loss) from investment operations:
Net investment income[2]	0.145	0.198	0.315	0.289	0.313
Net realized and unrealized gain (loss)	3.302	1.760	(1.762)	3.746	0.032
Total from investment operations	3.447	1.958	(1.447)	4.035	0.345
Less dividends and distributions from:
Net investment income	(0.151)	(0.192)	(0.387)	(0.357)	(0.322)
Net realized gain	(0.809)	(1.382)	(0.869)	(1.947)	(0.234)
Total dividends and distributions	(0.960)	(1.574)	(1.256)	(2.304)	(0.556)
Net asset value, end of period	$14.816	$12.329	$11.945	$14.648	$12.917
Total return[3]	27.99%	17.39%	(9.97% )	31.88%	2.98%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,409,834	$1,122,286	$967,304	$1,315,104	$1,182,576
Ratio of expenses to average net assets	0.36%	0.36%	0.36%	0.35%	0.36%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.37%	0.37%	0.37%	0.36%	0.37%
Ratio of net investment income to average net assets	1.02%	1.62%	2.36%	1.88%	2.76%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.01%	1.61%	2.35%	1.87%	2.75%
Portfolio turnover	63%	132%	59%	55%	56%

[1]	Effective April 11, 2023, Franklin Advisers, Inc. replaced SSGA Funds Management, Inc. as a sub-adviser to the Fund.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-38

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund Service Class
	Year Ended
	12/31/24	12/31/23[1]	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$12.289	$11.914	$14.612	$12.890	$13.106
Income (loss) from investment operations:
Net investment income[2]	0.109	0.166	0.280	0.250	0.284
Net realized and unrealized gain (loss)	3.288	1.752	(1.757)	3.736	0.027
Total from investment operations	3.397	1.918	(1.477)	3.986	0.311
Less dividends and distributions from:
Net investment income	(0.113)	(0.161)	(0.352)	(0.317)	(0.293)
Net realized gain	(0.809)	(1.382)	(0.869)	(1.947)	(0.234)
Total dividends and distributions	(0.922)	(1.543)	(1.221)	(2.264)	(0.527)
Net asset value, end of period	$14.764	$12.289	$11.914	$14.612	$12.890
Total return[3]	27.68%	17.09%	(10.20% )	31.54%	2.72%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$333,136	$313,406	$309,442	$392,417	$342,834
Ratio of expenses to average net assets	0.61%	0.61%	0.61%	0.60%	0.61%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.62%	0.62%	0.62%	0.61%	0.62%
Ratio of net investment income to average net assets	0.77%	1.37%	2.11%	1.63%	2.51%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.76%	1.36%	2.10%	1.62%	2.50%
Portfolio turnover	63%	132%	59%	55%	56%

[1]	Effective April 11, 2023, Franklin Advisers, Inc. replaced SSGA Funds Management, Inc. as a sub-adviser to the Fund.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-39

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund Standard Class
	Year Ended
	12/31/24	12/31/23[1]	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$11.508	$10.696	$13.179	$13.190	$12.754
Income (loss) from investment operations:
Net investment income[2]	0.123	0.169	0.307	0.254	0.196
Net realized and unrealized gain (loss)	1.404	1.411	(1.919)	4.003	0.546
Total from investment operations	1.527	1.580	(1.612)	4.257	0.742
Less dividends and distributions from:
Net investment income	(0.120)	(0.174)	(0.429)	(0.316)	(0.266)
Net realized gain	—	(0.588)	(0.442)	(3.864)	—
Return of capital	(0.026)	(0.006)	—	(0.088)	(0.040)
Total dividends and distributions	(0.146)	(0.768)	(0.871)	(4.268)	(0.306)
Net asset value, end of period	$12.889	$11.508	$10.696	$13.179	$13.190
Total return[3]	13.19%	15.54%	(12.45% )	33.66%	5.98%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$608,114	$385,531	$250,501	$299,487	$265,377
Ratio of expenses to average net assets	0.38%	0.39%	0.39%	0.38%	0.40%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.38%	0.40%	0.40%	0.39%	0.41%
Ratio of net investment income to average net assets	0.98%	1.56%	2.57%	1.54%	1.90%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.98%	1.55%	2.56%	1.53%	1.89%
Portfolio turnover	50%	121%	71%	76%	64%

[1]	Effective April 11, 2023, Franklin Advisers, Inc. replaced SSGA Funds Management, Inc. as a sub-adviser to the Fund.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-40

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund Service Class
	Year Ended
	12/31/24	12/31/23[1]	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$11.478	$10.672	$13.149	$13.168	$12.740
Income (loss) from investment operations:
Net investment income[2]	0.091	0.142	0.276	0.212	0.171
Net realized and unrealized gain (loss)	1.397	1.405	(1.914)	3.996	0.537
Total from investment operations	1.488	1.547	(1.638)	4.208	0.708
Less dividends and distributions from:
Net investment income	(0.088)	(0.147)	(0.397)	(0.276)	(0.244)
Net realized gain	—	(0.588)	(0.442)	(3.864)	—
Return of capital	(0.025)	(0.006)	—	(0.087)	(0.036)
Total dividends and distributions	(0.113)	(0.741)	(0.839)	(4.227)	(0.280)
Net asset value, end of period	$12.853	$11.478	$10.672	$13.149	$13.168
Total return[3]	12.91%	15.25%	(12.67% )	33.32%	5.72%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$186,132	$187,116	$173,979	$224,286	$177,033
Ratio of expenses to average net assets	0.63%	0.64%	0.64%	0.63%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.63%	0.65%	0.65%	0.64%	0.66%
Ratio of net investment income to average net assets	0.73%	1.31%	2.32%	1.29%	1.65%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.73%	1.30%	2.31%	1.28%	1.64%
Portfolio turnover	50%	121%	71%	76%	64%

[1]	Effective April 11, 2023, Franklin Advisers, Inc. replaced SSGA Funds Management, Inc. as a sub-adviser to the Fund.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-41

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Franklin Templeton Multi-Factor International Equity Fund, LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund, LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund, and LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company.  The Funds are diversified management investment companies registered under the 1940 Act. Each Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”) or may also sell its shares to unaffiliated insurance companies. Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The investment objective of each Fund is to seek to maximize long-term capital appreciation.
1. Significant Accounting Policies
Each Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the year ended December 31, 2024, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with each Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds do not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in
LVIP Franklin Templeton Multi-Factor Funds-42

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of December 31, 2024, the value and cost of foreign currency held by the LVIP Franklin Templeton Multi-Factor International Equity Fund is $189,514 and $190,257 and for LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund is $488,084 and $494,455 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Funds' understanding of the applicable country’s tax rules and rates.   In addition, the Funds may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Funds accrue such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Funds may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Funds in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the year ended December 31, 2024.
Segment Reporting–The Funds adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Funds' adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Funds' Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Funds' investment portfolios, including monitoring of the Funds' investment sub-adviser, and providing certain administrative services to each Fund.   The management fees, net of waivers, are calculated daily and paid monthly. For its services, LFI receives a management fee at an annual rate of each Fund’s average daily net assets as follows:
	LVIP Franklin Templeton Multi-Factor International Equity Fund	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
On the first $100 million	0.40%	0.40%	0.40%	0.40%
In excess of $100 million	0.32%	0.33%	0.30%	0.30%
LVIP Franklin Templeton Multi-Factor Funds-43

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LFI has contractually agreed to waive a portion of its advisory fee. This agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI. The waiver amount of each Fund’s average daily net assets are as follows:
	LVIP Franklin Templeton Multi-Factor International Equity Fund	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
On the first $50 million	0.070%	0.065%	0.080%	0.065%
On the next $50 million	0.010%	0.025%	0.015%	—%
On the next $400 million.	0.010%	0.005%	0.015%	—%
Franklin Advisers, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on each Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
	LVIP Franklin Templeton Multi-Factor International Equity Fund	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Administrative	$66,423	$41,627	$136,273	$55,567
Legal	10,087	6,322	20,691	8,435
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the year ended December 31, 2024, these fees were as follows:
	LVIP Franklin Templeton Multi-Factor International Equity Fund	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Printing and mailing	$3,118	$10,329	$4,857	$5,961
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
At December 31, 2024, each Fund had liabilities payable to affiliates as follows:
	LVIP Franklin Templeton Multi-Factor International Equity Fund	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Management fees payable to LFI	$236,696	$146,730	$458,669	$217,861
Distribution fees payable to LFD	24,738	27,578	72,621	41,185
Shareholder servicing fees payable to Lincoln Life	21,451	12,857	44,399	20,507
LVIP Franklin Templeton Multi-Factor Funds-44

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2024, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP Franklin Templeton Multi-Factor International Equity Fund	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Purchases	$505,883,961	$236,229,440	$1,043,960,941	$488,962,433
Sales	474,374,953	251,081,916	1,132,411,686	345,657,503
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
	LVIP Franklin Templeton Multi-Factor International Equity Fund	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Cost of investments and derivatives	$811,439,948	$475,647,258	$1,250,225,476	$671,669,341
Aggregate unrealized appreciation of investments and derivatives	$98,257,087	$85,655,266	$521,455,595	$172,909,841
Aggregate unrealized depreciation of investments and derivatives	(45,466,544)	(47,516,999)	(30,052,142)	(52,143,737)
Net unrealized appreciation of investments and derivatives	$52,790,543	$38,138,267	$491,403,453	$120,766,104
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Franklin Templeton Multi-Factor Funds-45

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
The following tables summarize the valuation of each Fund's investments by fair value hierarchy levels as of December 31, 2024:
LVIP Franklin Templeton Multi-Factor International Equity Fund
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$52,983,860	$—	$—	$52,983,860
Austria	—	5,561,795	—	5,561,795
Belgium	6,149,275	—	—	6,149,275
China	901,390	—	—	901,390
Denmark	—	24,666,708	—	24,666,708
Finland	1,945,502	3,116,532	—	5,062,034
France	78,624,331	—	—	78,624,331
Germany	10,132,310	57,780,292	—	67,912,602
Hong Kong	20,031,282	—	—	20,031,282
Ireland	10,281,003	—	—	10,281,003
Israel	10,374,241	—	—	10,374,241
Italy	—	29,131,798	—	29,131,798
Japan	804,357	190,572,719	—	191,377,076
Jordan	2,077,043	—	—	2,077,043
Luxembourg	3,561,192	869,956	—	4,431,148
Netherlands	31,728,608	2,123,936	—	33,852,544
New Zealand	2,953,365	—	—	2,953,365
Norway	—	11,149,360	—	11,149,360
Poland	1,317,973	—	—	1,317,973
Portugal	850,295	—	—	850,295
Singapore	10,928,835	—	—	10,928,835
Spain	36,841,195	—	—	36,841,195
Sweden	827,216	25,535,416	—	26,362,632
Switzerland	4,986,741	70,756,896	—	75,743,637
Thailand	1,061,000	—	—	1,061,000
United Kingdom	128,424,203	—	—	128,424,203
United States	2,268,217	—	—	2,268,217
Preferred Stock	2,956,017	—	—	2,956,017
Money Market Fund	20,116,082	—	—	20,116,082
Total Investments	$443,125,533	$421,265,408	$—	$864,390,941
Derivatives:

Liabilities:
Futures Contract	$(192,036)	$—	$—	$(192,036)
There were no Level 3 investments at the beginning or end of the year.
As a result of utilizing International fair value pricing at December 31, 2024, a portion of the Fund's portfolio investments was categorized as Level 2.
LVIP Franklin Templeton Multi-Factor Funds-46

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Brazil	$2,089,326	$9,933,646	$—	$12,022,972
Chile	—	2,378,372	—	2,378,372
China	134,944,976	—	—	134,944,976
Colombia	—	514,313	—	514,313
Czech Republic	428,641	—	—	428,641
Egypt	1,432,360	—	—	1,432,360
Greece	2,709,735	—	—	2,709,735
Hong Kong	4,619,268	—	—	4,619,268
Hungary	—	3,886,050	—	3,886,050
India	94,291,921	—	—	94,291,921
Indonesia	7,332,890	632,885	—	7,965,775
Malaysia	7,509,334	—	—	7,509,334
Mexico	9,551,316	—	—	9,551,316
Netherlands	1,328,294	—	—	1,328,294
Philippines	1,840,081	1,154,211	—	2,994,292
Poland	—	5,307,945	—	5,307,945
Qatar	4,109,903	—	—	4,109,903
Republic of Korea	—	46,407,185	—	46,407,185
Russia	—	—	— *	—
Saudi Arabia	17,416,885	—	—	17,416,885
South Africa	14,428,683	—	—	14,428,683
Taiwan	100,991,360	—	—	100,991,360
Thailand	3,512,449	3,783,308	—	7,295,757
Turkey	2,394,249	—	—	2,394,249
United Arab Emirates	11,841,358	—	—	11,841,358
United States	1,043,261	—	—	1,043,261
Preferred Stocks	—	9,304,632	—	9,304,632
Money Market Fund	9,678,521	—	—	9,678,521
Total Investments	$433,494,811	$83,302,547	$—	$516,797,358
Derivatives:

Liabilities:
Futures Contract	$(302,143)	$—	$—	$(302,143)

*	Includes securities that have been valued at zero on the "Statements of Net Assets" that are considered to be Level 3 investments in this table.
During the year ended December 31, 2024, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at December 31, 2024, a portion of the Fund's portfolio investments was categorized as Level 2.
LVIP Franklin Templeton Multi-Factor Funds-47

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$1,719,109,501	$—	$—	$1,719,109,501
Money Market Fund	22,519,427	—	—	22,519,427
Total Investments	$1,741,628,928	$—	$—	$1,741,628,928
Derivatives:

Liabilities:
Futures Contract	$(766,499)	$—	$—	$(766,499)
There were no Level 3 investments at the beginning or end of the year.
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$11,355,612	$—	$—	$11,355,612
Air Freight & Logistics	1,754,602	—	—	1,754,602
Automobile Components	11,234,249	—	—	11,234,249
Automobiles	3,160,034	—	—	3,160,034
Banks	75,069,211	—	—	75,069,211
Beverages	666,571	—	—	666,571
Biotechnology	66,424,855	—	—	66,424,855
Broadline Retail	1,507,450	—	—	1,507,450
Building Products	7,230,765	—	—	7,230,765
Capital Markets	17,527,214	—	—	17,527,214
Chemicals	12,538,970	—	—	12,538,970
Commercial Services & Supplies	11,118,868	—	—	11,118,868
Communications Equipment	4,478,395	—	—	4,478,395
Construction & Engineering	13,248,524	—	—	13,248,524
Construction Materials	2,015,012	—	—	2,015,012
Consumer Finance	7,639,419	—	—	7,639,419
Consumer Staples Distribution & Retail	4,914,368	—	—	4,914,368
Containers & Packaging	1,521,983	—	—	1,521,983
Distributors	116,306	—	—	116,306
Diversified Consumer Services	9,246,594	—	—	9,246,594
Diversified REITs	4,571,341	—	—	4,571,341
Diversified Telecommunication Services	5,305,716	—	—	5,305,716
Electric Utilities	7,159,601	—	—	7,159,601
Electrical Equipment	26,145,664	—	—	26,145,664
Electronic Equipment, Instruments & Components	21,541,612	—	—	21,541,612
Energy Equipment & Services	15,034,781	—	—	15,034,781
Entertainment	4,170,031	—	—	4,170,031
Financial Services	19,282,700	—	—	19,282,700
Food Products	7,825,320	—	—	7,825,320
Gas Utilities	6,070,042	—	—	6,070,042
Ground Transportation	3,539,642	—	—	3,539,642
Health Care Equipment & Supplies	24,561,117	—	— *	24,561,117
Health Care Providers & Services	19,299,407	—	—	19,299,407
Health Care REITs	4,886,181	—	—	4,886,181
Health Care Technology	3,957,975	—	—	3,957,975
Hotel & Resort REITs	7,276,331	—	—	7,276,331
Hotels, Restaurants & Leisure	13,116,875	—	—	13,116,875
Household Durables	13,130,962	—	—	13,130,962
Household Products	1,695,755	—	—	1,695,755
LVIP Franklin Templeton Multi-Factor Funds-48

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Independent Power and Renewable Electricity Producers	$1,883,134	$—	$—	$1,883,134
Industrial REITs	2,192,457	—	—	2,192,457
Insurance	13,172,870	—	—	13,172,870
Interactive Media & Services	6,588,808	—	—	6,588,808
IT Services	5,474,756	—	—	5,474,756
Leisure Products	3,575,494	—	—	3,575,494
Life Sciences Tools & Services	5,693,821	—	—	5,693,821
Machinery	24,373,779	—	—	24,373,779
Marine Transportation	331,453	—	—	331,453
Media	6,947,981	—	—	6,947,981
Metals & Mining	14,108,713	—	—	14,108,713
Mortgage Real Estate Investment Trusts (REITs)	5,793,929	—	—	5,793,929
Multi-Utilities	2,650,444	—	—	2,650,444
Office REITs	10,520,238	—	—	10,520,238
Oil, Gas & Consumable Fuels	19,677,055	—	—	19,677,055
Paper & Forest Products	780,086	—	—	780,086
Passenger Airlines	5,045,248	—	—	5,045,248
Personal Care Products	3,663,871	—	—	3,663,871
Pharmaceuticals	14,779,598	—	—	14,779,598
Professional Services	15,311,867	—	—	15,311,867
Real Estate Management & Development	5,958,827	—	—	5,958,827
Residential REITs	3,462,213	—	—	3,462,213
Retail REITs	8,313,695	—	—	8,313,695
Semiconductors & Semiconductor Equipment	21,874,378	—	—	21,874,378
Software	50,928,612	—	—	50,928,612
Specialized REITs	3,976,745	—	—	3,976,745
Specialty Retail	21,879,913	—	—	21,879,913
Technology Hardware, Storage & Peripherals	2,410,713	—	—	2,410,713
Textiles, Apparel & Luxury Goods	4,230,082	—	—	4,230,082
Tobacco	646,315	—	—	646,315
Trading Companies & Distributors	16,011,126	—	—	16,011,126
Water Utilities	2,660,435	—	—	2,660,435
Wireless Telecommunication Services	1,918,210	—	—	1,918,210
Rights	—	—	74,345	74,345
Money Market Fund	14,184,179	—	—	14,184,179
Total Investments	$792,361,100	$—	$74,345	$792,435,445
Derivatives:

Liabilities:
Futures Contract	$(760,943)	$—	$—	$(760,943)

*	Includes securities that have been valued at zero on the "Statements of Net Assets" that are considered to be Level 3 investments in this table.
During the year ended December 31, 2024, there were no material transfers to or from Level 3 investments.
LVIP Franklin Templeton Multi-Factor Funds-49

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the year ended December 31, 2024.
Asset Type	Fair Value at December 31, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(a)
Rights	$74,345	Enterprise Value	Deal Terms	#
# The quantitative unobservable inputs within this category are based on recent transactions or valuation from a pricing service or corporate action. There were no quantitative unobservable inputs significant to the valuation technique that were created by the fund’s management.

The table above excludes investments that have been deemed worthless and have been valued at zero as there are no unobservable inputs for these securities.
(a) Unobservable inputs were weighted by the relative fair value of the instruments, where applicable.
Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to significantly increase or decrease the fair value of the Fund's securities.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balances as of 12/31/2023	Reclassifications	Purchases	Sales	Transfer In	Transfer Out	Accretion/ (amortization)	Net realized gain (loss)	Net change in unrealized appreciation (depreciation)	Balance as of 12/31/24	Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 12/31/24
Common Stock	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Rights	9,640	—	15,199	—	—	—	—	—	49,506	74,345	49,506
Total	$9,640	$—	$15,199	$—	$—	— $	$—	$—	$49,506	$74,345	$49,506
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale and straddle loss deferrals, foreign currency gains/losses, mark-to-market adjustments on certain derivatives and mark-to-market adjustments on passive foreign investment companies (PFICs).   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	LVIP Franklin Templeton Multi-Factor International Equity Fund	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Year ended December 31, 2024
Ordinary income	$32,181,644	$16,201,184	$82,634,990	$7,091,449
Long-term capital gains	—	—	28,982,190	—
Return of capital	159,793	888,209	—	1,428,208
Total	$32,341,437	$17,089,393	$111,617,180	$8,519,657
Year ended December 31, 2023
Ordinary income	$32,579,604	$15,412,324	$21,422,582	$8,270,684
Long-term capital gains	—	—	149,261,273	27,977,936
Return of capital	—	—	—	275,008
Total	$32,579,604	$15,412,324	$170,683,855	$36,523,628
LVIP Franklin Templeton Multi-Factor Funds-50

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements (continued)
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
	LVIP Franklin Templeton Multi-Factor International Equity Fund	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Undistributed ordinary income	$—	$—	$7,646,501	$—
Undistributed long-term capital gains	—	—	69,345,113	—
Capital loss carryforward	(45,420,998)	(205,933,664)	—	(20,754,936)
Other temporary differences	1	(2)	(1)	(1)
Net unrealized appreciation	52,790,543	38,138,267	491,403,453	120,766,105
Distributable earnings/(accumulated loss)	$7,369,546	$(167,795,399)	$568,395,066	$100,011,168
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, the Fund recorded the following permanent reclassifications primarily related to prior year adjustments:
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Distributable Earnings/(Accumulated Loss)	$263,819
Paid-in capital	(263,819)
As of December 31, 2024, the below Funds had the following capital loss carryforwards for federal income tax purposes:
	Post-Enactment Losses (No Expiration)
	LVIP Franklin Templeton Multi-Factor International Equity Fund	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Short-Term	$11,140,551	$19,737,843	$—
Long-Term	34,280,447	186,195,821	20,754,936
Total	$45,420,998	$205,933,664	$20,754,936
In 2024, the Funds utilized the following capital loss carryforwards:
	LVIP Franklin Templeton Multi-Factor International Equity Fund	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Capital loss carryforward utilized	$25,148,236	$3,376,695	$—	$35,785,017
LVIP Franklin Templeton Multi-Factor Funds-51

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements (continued)
6. Capital Shares
Transactions in capital shares were as follows:
	LVIP Franklin Templeton Multi-Factor International Equity Fund		LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund		LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
	Year Ended		Year Ended		Year Ended
	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Shares sold:
Standard Class	20,185,369	20,618,514	7,680,254	9,642,443	23,359,441	19,917,110
Service Class	1,643,030	1,123,537	1,327,144	1,145,768	2,000,081	1,737,614
Shares reinvested:
Standard Class	3,341,219	3,566,143	1,635,431	1,625,255	6,092,723	11,529,452
Service Class	497,137	599,529	508,253	563,522	1,367,777	3,174,732
	25,666,755	25,907,723	11,151,082	12,976,988	32,820,022	36,358,908
Shares redeemed:
Standard Class	(15,621,351)	(27,599,318)	(8,631,272)	(7,542,168)	(25,329,814)	(21,396,567)
Service Class	(3,099,124)	(3,920,236)	(3,666,635)	(3,612,402)	(6,306,301)	(5,382,967)
	(18,720,475)	(31,519,554)	(12,297,907)	(11,154,570)	(31,636,115)	(26,779,534)
Net increase (decrease)	6,946,280	(5,611,831)	(1,146,825)	1,822,418	1,183,907	9,579,374

	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
	Year Ended
	12/31/24	12/31/23
Shares sold:
Standard Class	19,986,726	13,070,577
Service Class	1,658,554	2,041,218
Shares reinvested:
Standard Class	500,820	2,361,744
Service Class	118,931	1,111,811
	22,265,031	18,585,350
Shares redeemed:
Standard Class	(6,807,151)	(5,350,517)
Service Class	(3,598,060)	(3,152,532)
	(10,405,211)	(8,503,049)
Net increase (decrease)	11,859,820	10,082,301
7. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Effective, February 12, 2025, the line of credit was renewed.
The Funds had no amounts outstanding as of December 31, 2024, or at any time during the year.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–Each Fund may use futures contracts in the normal course of pursuing its investment objectives and strategies. Each Fund may invest in futures contracts to hedge the Funds' existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Funds' investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, each Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, each Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the
LVIP Franklin Templeton Multi-Factor Funds-52

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements (continued)
 8. Derivatives (continued)
contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2024, each Fund used futures contracts as a cash management tool.
Fair values of derivative instruments as of December 31, 2024 were as follows:
LVIP Franklin Templeton Multi-Factor International Equity Fund
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(192,036)
The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$741,477	$(301,804)
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Liabilities net of receivables and other assets	$—	Liabilities net of receivables and other assets	$(302,143)
The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$156,555	$(634,634)
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(766,499)
LVIP Franklin Templeton Multi-Factor Funds-53

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements (continued)
 8. Derivatives (continued)
The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$4,746,734	$(960,211)
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(760,943)
The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$3,330,777	$(858,512)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by each Fund during the year ended December 31, 2024.
Long Derivative Volume
Futures Contracts (Average Notional Value)
LVIP Franklin Templeton Multi-Factor International Equity Fund	$11,397,257
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	8,448,594
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	19,833,755
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	9,780,802
In order to better define its contractual rights and to secure rights to help the Funds mitigate its counterparty risk, the LVIP Franklin Templeton Multi-Factor International Equity Fund and the LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Net Assets.
At December 31, 2024, the LVIP Franklin Templeton Multi-Factor International Equity Fund and the LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund had no open derivatives that are subject to offsetting provisions.
LVIP Franklin Templeton Multi-Factor Funds-54

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements (continued)
9. Risk Factors
Some countries in which the LVIP Franklin Templeton Multi-Factor International Equity Fund and the LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments in which the LVIP Franklin Templeton Multi-Factor International Equity Fund and the LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund invest to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statues to terrorism, governmental collapse, regional conflicts and war. Investing in Foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund currently invests a significant portion of its assets in companies located in China, and therefore the Fund has more exposure to the risks specific to China. China is a developing market and may be subject to considerable degrees of economic, political and social instability. In the past couple of decades, the Chinese government has reformed economic and market practices and expanded the sphere of private ownership in China. Nevertheless, in general the Chinese markets continue to experience, among other things, inefficiency, volatility and pricing anomalies that result from government influence, unavailability of consistently reliable economic data, a lack of publicly available information, and/or political and social instability. Internal social unrest or confrontations with neighboring countries could also disrupt economic developments in China. Reduction in spending on Chinese products and services, institutions of tariffs or other trade barriers, or a downturn in any of the economies of China's key trading partners may adversely impact the Chinese economy. In addition, from time to time, China has experienced outbreaks of infectious illnesses, diseases or public health emergencies, and could again in the future. Any of these events could reduce consumer demand and/or economic output, result in closure of markets, impose restrictions on travel or quarantines, and could generally significantly impact the Chinese economy, which would adversely affect the Fund's investments in securities of issuers located in China.
In February 2022, Russia launched a large-scale invasion of Ukraine, significantly amplifying already existing geo-political tensions. The United States and many other countries have instituted various sanctions against Russian individuals and entities (including corporate and banking). The extent and duration of the military action, sanctions and other punitive actions taken, and resulting future market disruptions  - both in Europe and globally  - cannot easily be predicted but could be significant and have a severe adverse effect on Russia and Europe in general. In addition, there are significant risks due to the relatively recent formation of the Russian securities markets as well as the underdeveloped state of Russia's banking system, settlement, clearing and registration of securities transactions.
The LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund may invest a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources, greater sensitivity to rising interest rates, or a dependence on narrow product lines.
The Funds may invest in REITs and are subject to the risks associated with that industry. If the Funds acquire a direct interest in real estate as a result of defaults or receive rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Funds had no direct real estate holdings during the year ended December 31, 2024. The Funds' REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
LVIP Franklin Templeton Multi-Factor Funds-55

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements (continued)
 9. Risk Factors (continued)
The Funds may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Funds from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Funds' Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Funds' limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.   Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.   Restricted securities have been identified on the Statement of Net Assets.
10. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP Franklin Templeton Multi-Factor Funds-56

Report of Independent Registered Public Accounting Firm
To the Shareholders of LVIP Franklin Templeton Multi-Factor International Equity Fund, LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund, LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund and LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund and the Board of Trustees of Lincoln Variable Insurance Products Trust
Opinion on the Financial Statements
We have audited the accompanying statements of net assets of LVIP Franklin Templeton Multi-Factor International Equity Fund, LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund, LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund and LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund (collectively referred to as the “Funds”) (four of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2024, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (four of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and others; when replies were not received from others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP Franklin Templeton Multi-Factor Funds–57

LVIP Global Allocation Managed Risk Funds
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
each a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP Global Allocation Managed Risk Funds

LVIP Global Conservative Allocation Managed Risk Fund
Schedule of Investments
December 31, 2024

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–97.48%
INVESTMENT COMPANIES–97.48%
Equity Funds–30.39%
✧✧Lincoln Variable Insurance Products Trust-
LVIP AllianceBernstein Large Cap Growth Fund	532,309	$33,943,749
LVIP Channing Small Cap Value Fund	240,514	3,008,348
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	2,551,901	37,808,966
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	948,720	12,228,048
LVIP Macquarie Mid Cap Value Fund	318,956	14,042,976
LVIP Macquarie Value Fund	1,438,942	36,779,367
LVIP SSGA Mid-Cap Index Fund	1,119,370	14,595,462
LVIP SSGA Nasdaq-100 Index Fund	126,162	1,863,037
LVIP SSGA S&P 500 Index Fund	1,771,046	53,715,826
LVIP SSGA Small-Cap Index Fund	229,363	7,519,881
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	439,103	14,192,265
		229,697,925
Fixed Income Funds–57.40%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	1,654,110	14,910,145
LVIP JPMorgan Core Bond Fund	18,948,668	182,096,702
LVIP JPMorgan High Yield Fund	2,136,045	20,946,053
LVIP Macquarie Bond Fund	16,075,032	182,339,088
LVIP SSGA Bond Index Fund	3,045,355	29,762,260
LVIP SSGA Short-Term Bond Index Fund	379,688	3,746,765
		433,801,013
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Global Equity Fund–0.29%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Real Estate Fund	289,427	$2,150,441
		2,150,441
International Equity Funds–9.40%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor International Equity Fund	1,460,869	11,742,467
LVIP Loomis Sayles Global Growth Fund	409,725	7,402,493
LVIP MFS International Growth Fund	805,283	15,835,897
LVIP Mondrian International Value Fund	1,142,919	19,037,599
LVIP SSGA International Index Fund	1,630,405	17,037,735
		71,056,191
Total Affiliated Investments (Cost $643,364,197)		736,705,570

UNAFFILIATED INVESTMENT–2.42%
INVESTMENT COMPANY–2.42%
Money Market Fund–2.42%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.43%)	18,235,975	18,235,975
Total Unaffiliated Investment (Cost $18,235,975)		18,235,975

TOTAL INVESTMENTS–99.90% (Cost $661,600,172)	754,941,545
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.10%	789,630
NET ASSETS APPLICABLE TO 62,595,724 SHARES OUTSTANDING–100.00%	$755,731,175

✧✧Standard Class shares.
LVIP Global Allocation Managed Risk Funds-1

LVIP Global Conservative Allocation Managed Risk Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at December 31, 2024:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
5	Australian Dollar	$309,500	$319,009	3/17/25	$—	$(9,509)
8	British Pound	625,150	635,956	3/17/25	—	(10,806)
13	Euro	1,688,131	1,713,153	3/17/25	—	(25,022)
9	Japanese Yen	721,125	751,023	3/17/25	—	(29,898)
					—	(75,235)
Equity Contracts:
2	E-mini MSCI Emerging Markets Index	107,380	111,462	3/21/25	—	(4,082)
13	E-mini Russell 2000 Index	1,462,370	1,545,355	3/21/25	—	(82,985)
35	E-mini S&P 500 Index	10,387,563	10,724,624	3/21/25	—	(337,061)
12	E-mini S&P MidCap 400 Index	3,776,040	3,980,249	3/21/25	—	(204,209)
34	Euro STOXX 50 Index	1,719,034	1,753,394	3/21/25	—	(34,360)
6	FTSE 100 Index	614,470	619,957	3/21/25	—	(5,487)
5	OMXS 30 Index	112,212	114,870	1/17/25	—	(2,658)
2	SPI 200 Index	252,160	257,113	3/20/25	—	(4,953)
5	TOPIX Index	885,475	872,451	3/13/25	13,024	—
					13,024	(675,795)
Total Futures Contracts					$13,024	$(751,030)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2024.
Only current day variation margin is reported on the Statements of Assets and Liabilities.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds-2

LVIP Global Moderate Allocation Managed Risk Fund
Schedule of Investments
December 31, 2024

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–97.01%
INVESTMENT COMPANIES–97.01%
Equity Funds–39.95%
✧✧Lincoln Variable Insurance Products Trust-
LVIP AllianceBernstein Large Cap Growth Fund	3,128,219	$199,477,129
LVIP Channing Small Cap Value Fund	1,969,527	24,634,840
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	21,526,163	318,931,626
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	5,661,879	72,975,962
LVIP Macquarie Mid Cap Value Fund	2,864,939	126,137,541
LVIP Macquarie Value Fund	9,306,714	237,879,615
LVIP SSGA Mid-Cap Index Fund	6,680,081	87,101,580
LVIP SSGA Nasdaq-100 Index Fund	1,204,430	17,785,825
LVIP SSGA S&P 500 Index Fund	16,848,826	511,024,887
LVIP SSGA Small-Cap Index Fund	2,443,371	80,108,363
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	3,950,341	127,678,963
		1,803,736,331
Fixed Income Funds–37.65%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	12,338,702	111,221,065
LVIP JPMorgan Core Bond Fund	64,463,937	619,498,434
LVIP JPMorgan High Yield Fund	11,022,998	108,091,518
LVIP Macquarie Bond Fund	57,116,096	647,867,873
LVIP SSGA Bond Index Fund	19,536,271	190,927,976
LVIP SSGA Short-Term Bond Index Fund	2,265,793	22,358,844
		1,699,965,710
Global Equity Fund–0.71%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Real Estate Fund	4,318,322	32,085,128
		32,085,128
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds–18.70%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	7,373,606	$56,924,240
LVIP Franklin Templeton Multi-Factor International Equity Fund	9,759,344	78,445,607
LVIP Loomis Sayles Global Growth Fund	4,889,398	88,336,764
LVIP MFS International Growth Fund	8,649,820	170,098,705
LVIP Mondrian International Value Fund	12,894,686	214,786,782
LVIP SSGA Emerging Markets Equity Index Fund	9,659,931	100,588,861
LVIP SSGA International Index Fund	12,944,112	135,265,971
		844,446,930
Total Affiliated Investments (Cost $3,485,789,762)		4,380,234,099

UNAFFILIATED INVESTMENT–2.85%
INVESTMENT COMPANY–2.85%
Money Market Fund–2.85%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.43%)	128,629,819	128,629,819
Total Unaffiliated Investment (Cost $128,629,819)		128,629,819

TOTAL INVESTMENTS–99.86% (Cost $3,614,419,581)	4,508,863,918
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.14%	6,272,855
NET ASSETS APPLICABLE TO 333,839,367 SHARES OUTSTANDING–100.00%	$4,515,136,773

LVIP Global Allocation Managed Risk Funds-3

LVIP Global Moderate Allocation Managed Risk Fund
Schedule of Investments (continued)

✧✧Standard Class shares.

The following futures contracts were outstanding at December 31, 2024:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
38	Australian Dollar	$2,352,200	$2,425,123	3/17/25	$—	$(72,923)
59	British Pound	4,610,481	4,690,178	3/17/25	—	(79,697)
95	Euro	12,336,344	12,519,461	3/17/25	—	(183,117)
74	Japanese Yen	5,929,250	6,176,487	3/17/25	—	(247,237)
4	Swedish Krona	726,000	735,603	3/17/25	—	(9,603)
					—	(592,577)
Equity Contracts:
164	E-mini MSCI Emerging Markets Index	8,805,160	9,139,848	3/21/25	—	(334,688)
87	E-mini Russell 2000 Index	9,786,630	10,341,973	3/21/25	—	(555,343)
240	E-mini S&P 500 Index	71,229,000	73,540,248	3/21/25	—	(2,311,248)
73	E-mini S&P MidCap 400 Index	22,970,910	24,213,250	3/21/25	—	(1,242,340)
256	Euro STOXX 50 Index	12,943,315	13,202,022	3/21/25	—	(258,707)
46	FTSE 100 Index	4,710,936	4,753,004	3/21/25	—	(42,068)
36	OMXS 30 Index	807,929	827,067	1/17/25	—	(19,138)
19	SPI 200 Index	2,395,523	2,440,407	3/20/25	—	(44,884)
35	TOPIX Index	6,198,322	6,107,152	3/13/25	91,170	—
					91,170	(4,808,416)
Total Futures Contracts					$91,170	$(5,400,993)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2024.
Only current day variation margin is reported on the Statements of Assets and Liabilities.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds-4

LVIP Global Growth Allocation Managed Risk Fund
Schedule of Investments
December 31, 2024

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–97.03%
INVESTMENT COMPANIES–97.03%
Equity Funds–44.72%
✧✧Lincoln Variable Insurance Products Trust-
LVIP AllianceBernstein Large Cap Growth Fund	3,483,204	$222,113,489
LVIP Channing Small Cap Value Fund	3,015,842	37,722,151
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	29,636,529	439,094,816
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	6,912,378	89,093,635
LVIP Macquarie Mid Cap Value Fund	2,910,789	128,156,216
LVIP Macquarie Value Fund	11,162,682	285,318,161
LVIP SSGA Mid-Cap Index Fund	16,112,016	210,084,580
LVIP SSGA Nasdaq-100 Index Fund	2,573,143	37,997,604
LVIP SSGA S&P 500 Index Fund	24,394,057	739,871,749
LVIP SSGA Small-Cap Index Fund	4,310,563	141,326,106
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	4,010,885	129,635,797
		2,460,414,304
Fixed Income Funds–27.86%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	9,037,893	81,467,562
LVIP JPMorgan Core Bond Fund	63,944,279	614,504,524
LVIP JPMorgan High Yield Fund	15,284,395	149,878,776
LVIP Macquarie Bond Fund	52,239,561	592,553,344
LVIP SSGA Bond Index Fund	9,651,000	94,319,224
		1,532,723,430
Global Equity Fund–0.81%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Real Estate Fund	5,975,005	44,394,290
		44,394,290
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds–23.64%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	8,655,635	$66,821,504
LVIP Franklin Templeton Multi-Factor International Equity Fund	18,005,883	144,731,287
LVIP Loomis Sayles Global Growth Fund	5,969,162	107,844,843
LVIP MFS International Growth Fund	13,206,928	259,714,246
LVIP Mondrian International Value Fund	18,897,484	314,775,400
LVIP SSGA Emerging Markets Equity Index Fund	12,049,420	125,470,607
LVIP SSGA International Index Fund	26,906,143	281,169,190
		1,300,527,077
Total Affiliated Investments (Cost $4,117,792,967)		5,338,059,101

UNAFFILIATED INVESTMENT–2.83%
INVESTMENT COMPANY–2.83%
Money Market Fund–2.83%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.43%)	155,682,210	155,682,210
Total Unaffiliated Investment (Cost $155,682,210)		155,682,210

TOTAL INVESTMENTS–99.86% (Cost $4,273,475,177)	5,493,741,311
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.14%	7,849,831
NET ASSETS APPLICABLE TO 412,947,568 SHARES OUTSTANDING–100.00%	$5,501,591,142

✧✧Standard Class shares.
LVIP Global Allocation Managed Risk Funds-5

LVIP Global Growth Allocation Managed Risk Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at December 31, 2024:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
55	Australian Dollar	$3,404,500	$3,509,271	3/17/25	$—	$(104,771)
91	British Pound	7,111,081	7,234,004	3/17/25	—	(122,923)
137	Euro	17,790,306	18,054,944	3/17/25	—	(264,638)
97	Japanese Yen	7,772,125	8,093,758	3/17/25	—	(321,633)
6	Swedish Krona	1,089,000	1,103,405	3/17/25	—	(14,405)
					—	(828,370)
Equity Contracts:
181	E-mini MSCI Emerging Markets Index	9,717,890	10,087,251	3/21/25	—	(369,361)
120	E-mini Russell 2000 Index	13,498,800	14,264,797	3/21/25	—	(765,997)
271	E-mini S&P 500 Index	80,429,413	83,039,185	3/21/25	—	(2,609,772)
88	E-mini S&P MidCap 400 Index	27,690,960	29,188,541	3/21/25	—	(1,497,581)
363	Euro STOXX 50 Index	18,353,216	18,720,055	3/21/25	—	(366,839)
68	FTSE 100 Index	6,963,993	7,026,180	3/21/25	—	(62,187)
54	OMXS 30 Index	1,211,893	1,240,600	1/17/25	—	(28,707)
28	SPI 200 Index	3,530,244	3,595,992	3/20/25	—	(65,748)
51	TOPIX Index	9,031,845	8,902,239	3/13/25	129,606	—
					129,606	(5,766,192)
Total Futures Contracts					$129,606	$(6,594,562)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2024.
Only current day variation margin is reported on the Statements of Assets and Liabilities.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds-6

LVIP Global Allocation Managed Risk Funds
Statements of Assets and Liabilities
December 31, 2024
	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
ASSETS:
Affiliated investments, at value	$736,705,570	$4,380,234,099	$5,338,059,101
Unaffiliated investments, at value	18,235,975	128,629,819	155,682,210
Cash collateral held at broker for futures contracts	1,140,250	8,134,314	10,159,419
Receivable for fund shares sold	343,163	1,412,940	1,522,915
Receivable for securities sold	195,925	582,975	1,753,475
Dividends and interest receivable	72,301	509,045	615,885
Prepaid expenses	2,878	17,166	20,969
TOTAL ASSETS	756,696,062	4,519,520,358	5,507,813,974
LIABILITIES:
Payable for fund shares redeemed	544,112	2,013,945	3,330,621
Due to manager and affiliates	321,515	1,972,652	2,429,541
Variation margin due to broker on futures contracts	41,692	326,776	389,308
Payable for fund accounting fee	22,198	22,940	23,143
Payable for audit fee	22,140	22,140	22,140
Other accrued expenses payable	13,230	25,132	28,079
TOTAL LIABILITIES	964,887	4,383,585	6,222,832
TOTAL NET ASSETS	$755,731,175	$4,515,136,773	$5,501,591,142
Affiliated investments, at cost	$643,364,197	$3,485,789,762	$4,117,792,967
Unaffiliated investments, at cost	18,235,975	128,629,819	155,682,210
Standard Class:
Net Assets	$87,169,767	$199,820,928	$249,844,315
Shares Outstanding	7,218,726	14,771,139	18,756,277
Net Asset Value Per Share	$12.076	$13.528	$13.321
Service Class:
Net Assets	$668,561,408	$4,315,315,845	$5,251,746,827
Shares Outstanding	55,376,998	319,068,228	394,191,291
Net Asset Value Per Share	$12.073	$13.525	$13.323
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$730,369,275	$4,043,850,669	$4,828,428,555
Distributable earnings/(accumulated loss)	25,361,900	471,286,104	673,162,587
TOTAL NET ASSETS	$755,731,175	$4,515,136,773	$5,501,591,142
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds-7

LVIP Global Allocation Managed Risk Funds
Statements of Operations
Year Ended December 31, 2024
	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
INVESTMENT INCOME:
Dividends from affiliated investments	$24,946,996	$121,570,079	$137,187,546
Dividends from unaffiliated investments	987,055	7,054,976	9,029,384
	25,934,051	128,625,055	146,216,930
EXPENSES:
Management fees	1,988,693	11,735,680	14,353,023
Distribution fees-Service Class	1,767,020	11,241,669	13,738,342
Shareholder servicing fees	230,689	1,361,339	1,664,951
Accounting and administration expenses	116,676	495,625	597,507
Professional fees	41,493	109,182	135,242
Trustees’ fees and expenses	25,698	150,910	184,606
Reports and statements to shareholders	23,282	116,497	138,127
Custodian fees	16,319	30,576	33,303
Consulting fees	8,196	11,246	12,050
Pricing fees	902	981	978
Other	24,073	111,937	135,973
	4,243,041	25,365,642	30,994,102
Less:
Management fees waived	(79,548)	(704,141)	(574,121)
Total operating expenses	4,163,493	24,661,501	30,419,981
NET INVESTMENT INCOME	21,770,558	103,963,554	115,796,949
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	21,596,104	154,834,096	205,322,863
Distributions from affiliated investment companies	12,162,987	102,595,639	142,773,851
Foreign currencies	(411)	1,919	(5,367)
Futures contracts	3,704,788	23,263,537	29,744,664
Net realized gain	37,463,468	280,695,191	377,836,011
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	101,759	72,717,268	117,071,179
Foreign currencies	(12,933)	(101,754)	(151,395)
Futures contracts	(1,540,859)	(10,358,200)	(13,375,788)
Net change in unrealized appreciation (depreciation)	(1,452,033)	62,257,314	103,543,996
NET REALIZED AND UNREALIZED GAIN	36,011,435	342,952,505	481,380,007
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$57,781,993	$446,916,059	$597,176,956
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds-8

LVIP Global Allocation Managed Risk Funds
Statements of Changes in Net Assets
	LVIP Global Conservative Allocation Managed Risk Fund		LVIP Global Moderate Allocation Managed Risk Fund		LVIP Global Growth Allocation Managed Risk Fund
	Year Ended		Year Ended		Year Ended
	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$21,770,558	$14,003,431	$103,963,554	$76,563,332	$115,796,949	$92,004,302
Net realized gain (loss)	37,463,468	(12,251,061)	280,695,191	91,638,252	377,836,011	190,572,146
Net change in unrealized appreciation (depreciation)	(1,452,033)	72,888,153	62,257,314	348,151,616	103,543,996	422,878,485
Net increase in net assets resulting from operations	57,781,993	74,640,523	446,916,059	516,353,200	597,176,956	705,454,933
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(3,206,789)	(3,983,735)	(7,460,229)	(3,531,724)	(9,062,410)	(4,304,406)
Service Class	(22,915,360)	(33,076,206)	(151,276,312)	(73,467,893)	(178,120,117)	(88,243,126)
Return of capital:
Standard Class	(367,413)	—	—	—	—	—
Service Class	(2,928,757)	—	—	—	—	—
	(29,418,319)	(37,059,941)	(158,736,541)	(76,999,617)	(187,182,527)	(92,547,532)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	12,557,548	14,953,041	28,913,702	36,560,400	46,270,478	35,158,139
Service Class	18,596,048	25,213,995	36,374,015	56,856,876	33,460,338	34,888,092
Reinvestment of dividends and distributions:
Standard Class	3,574,202	3,983,735	7,460,229	3,531,724	9,062,410	4,304,406
Service Class	25,844,117	33,076,206	151,276,312	73,467,893	178,120,117	88,243,126
	60,571,915	77,226,977	224,024,258	170,416,893	266,913,343	162,593,763
Cost of shares redeemed:
Standard Class	(18,084,720)	(17,187,130)	(38,413,121)	(48,282,167)	(58,205,581)	(44,411,096)
Service Class	(134,019,298)	(136,692,920)	(702,216,797)	(638,745,267)	(922,020,817)	(777,498,596)
	(152,104,018)	(153,880,050)	(740,629,918)	(687,027,434)	(980,226,398)	(821,909,692)
Decrease in net assets derived from capital share transactions	(91,532,103)	(76,653,073)	(516,605,660)	(516,610,541)	(713,313,055)	(659,315,929)
NET DECREASE IN NET ASSETS	(63,168,429)	(39,072,491)	(228,426,142)	(77,256,958)	(303,318,626)	(46,408,528)
NET ASSETS:
Beginning of year	818,899,604	857,972,095	4,743,562,915	4,820,819,873	5,804,909,768	5,851,318,296
End of year	$755,731,175	$818,899,604	$4,515,136,773	$4,743,562,915	$5,501,591,142	$5,804,909,768
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds-9

LVIP Global Conservative Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Conservative Allocation Managed Risk Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$11.691	$11.184	$14.716	$14.510	$14.113
Income (loss) from investment operations:
Net investment income[1]	0.361	0.219	0.270	0.251	0.222
Net realized and unrealized gain (loss)	0.539	0.849	(2.543)	0.854	0.758
Total from investment operations	0.900	1.068	(2.273)	1.105	0.980
Less dividends and distributions from:
Net investment income	(0.381)	(0.231)	(0.324)	(0.527)	(0.307)
Net realized gain	(0.083)	(0.330)	(0.935)	(0.372)	(0.276)
Return of capital	(0.051)	—	—	—	—
Total dividends and distributions	(0.515)	(0.561)	(1.259)	(0.899)	(0.583)
Net asset value, end of period	$12.076	$11.691	$11.184	$14.716	$14.510
Total return[2]	7.71%	9.72%	(15.40% )	7.63%	7.07%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$87,170	$86,047	$80,570	$97,521	$91,578
Ratio of expenses to average net assets[3]	0.30%	0.30%	0.30%	0.29%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.31%	0.31%	0.31%	0.30%	0.31%
Ratio of net investment income to average net assets	2.96%	1.91%	2.12%	1.67%	1.60%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.95%	1.90%	2.11%	1.66%	1.59%
Portfolio turnover	15%	44%	16%	17%	26%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds-10

LVIP Global Conservative Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Conservative Allocation Managed Risk Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$11.687	$11.180	$14.710	$14.504	$14.108
Income (loss) from investment operations:
Net investment income[1]	0.330	0.190	0.239	0.213	0.187
Net realized and unrealized gain (loss)	0.538	0.848	(2.542)	0.853	0.755
Total from investment operations	0.868	1.038	(2.303)	1.066	0.942
Less dividends and distributions from:
Net investment income	(0.348)	(0.201)	(0.292)	(0.488)	(0.270)
Net realized gain	(0.083)	(0.330)	(0.935)	(0.372)	(0.276)
Return of capital	(0.051)	—	—	—	—
Total dividends and distributions	(0.482)	(0.531)	(1.227)	(0.860)	(0.546)
Net asset value, end of period	$12.073	$11.687	$11.180	$14.710	$14.504
Total return[2]	7.43%	9.45%	(15.61% )	7.37%	6.81%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$668,561	$732,852	$777,402	$1,047,392	$1,095,434
Ratio of expenses to average net assets[3]	0.55%	0.55%	0.55%	0.54%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.56%	0.56%	0.56%	0.55%	0.56%
Ratio of net investment income to average net assets	2.71%	1.66%	1.87%	1.42%	1.35%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.70%	1.65%	1.86%	1.41%	1.34%
Portfolio turnover	15%	44%	16%	17%	26%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds-11

LVIP Global Moderate Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Moderate Allocation Managed Risk Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$12.754	$11.619	$15.824	$15.264	$14.876
Income (loss) from investment operations:
Net investment income[1]	0.332	0.225	0.272	0.266	0.212
Net realized and unrealized gain (loss)	0.966	1.151	(3.026)	1.377	0.680
Total from investment operations	1.298	1.376	(2.754)	1.643	0.892
Less dividends and distributions from:
Net investment income	(0.422)	(0.241)	(0.310)	(0.491)	(0.308)
Net realized gain	(0.102)	—	(1.111)	(0.592)	(0.196)
Return of capital	—	—	(0.030)	—	—
Total dividends and distributions	(0.524)	(0.241)	(1.451)	(1.083)	(0.504)
Net asset value, end of period	$13.528	$12.754	$11.619	$15.824	$15.264
Total return[2]	10.19%	11.84%	(17.38% )	10.82%	6.10%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$199,821	$190,217	$181,278	$239,240	$230,183
Ratio of expenses to average net assets[3]	0.29%	0.28%	0.28%	0.28%	0.29%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.31%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	2.45%	1.86%	2.02%	1.66%	1.46%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.43%	1.84%	2.00%	1.64%	1.45%
Portfolio turnover	16%	36%	19%	15%	25%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds-12

LVIP Global Moderate Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Moderate Allocation Managed Risk Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$12.750	$11.616	$15.818	$15.259	$14.872
Income (loss) from investment operations:
Net investment income[1]	0.298	0.195	0.238	0.226	0.176
Net realized and unrealized gain (loss)	0.965	1.148	(3.022)	1.375	0.677
Total from investment operations	1.263	1.343	(2.784)	1.601	0.853
Less dividends and distributions from:
Net investment income	(0.386)	(0.209)	(0.277)	(0.450)	(0.270)
Net realized gain	(0.102)	—	(1.111)	(0.592)	(0.196)
Return of capital	—	—	(0.030)	—	—
Total dividends and distributions	(0.488)	(0.209)	(1.418)	(1.042)	(0.466)
Net asset value, end of period	$13.525	$12.750	$11.616	$15.818	$15.259
Total return[2]	9.91%	11.56%	(17.58% )	10.54%	5.83%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,315,316	$4,553,346	$4,639,542	$6,282,579	$6,317,244
Ratio of expenses to average net assets[3]	0.54%	0.53%	0.53%	0.53%	0.54%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.56%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	2.20%	1.61%	1.77%	1.41%	1.21%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.18%	1.59%	1.75%	1.39%	1.20%
Portfolio turnover	16%	36%	19%	15%	25%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds-13

LVIP Global Growth Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Growth Allocation Managed Risk Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$12.437	$11.178	$15.603	$14.964	$14.561
Income (loss) from investment operations:
Net investment income[1]	0.300	0.216	0.248	0.250	0.210
Net realized and unrealized gain (loss)	1.085	1.275	(3.169)	1.648	0.632
Total from investment operations	1.385	1.491	(2.921)	1.898	0.842
Less dividends and distributions from:
Net investment income	(0.400)	(0.232)	(0.284)	(0.491)	(0.317)
Net realized gain	(0.101)	—	(1.195)	(0.768)	(0.122)
Return of capital	—	—	(0.025)	—	—
Total dividends and distributions	(0.501)	(0.232)	(1.504)	(1.259)	(0.439)
Net asset value, end of period	$13.321	$12.437	$11.178	$15.603	$14.964
Total return[2]	11.15%	13.33%	(18.68% )	12.77%	5.86%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$249,844	$236,078	$217,367	$274,559	$251,167
Ratio of expenses to average net assets[3]	0.29%	0.29%	0.29%	0.28%	0.29%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.30%	0.30%	0.30%	0.29%	0.30%
Ratio of net investment income to average net assets	2.26%	1.84%	1.89%	1.58%	1.49%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.25%	1.83%	1.88%	1.57%	1.48%
Portfolio turnover	16%	32%	19%	15%	24%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds-14

LVIP Global Growth Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Growth Allocation Managed Risk Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$12.438	$11.179	$15.602	$14.964	$14.562
Income (loss) from investment operations:
Net investment income[1]	0.266	0.186	0.215	0.210	0.174
Net realized and unrealized gain (loss)	1.084	1.273	(3.168)	1.646	0.630
Total from investment operations	1.350	1.459	(2.953)	1.856	0.804
Less dividends and distributions from:
Net investment income	(0.364)	(0.200)	(0.250)	(0.450)	(0.280)
Net realized gain	(0.101)	—	(1.195)	(0.768)	(0.122)
Return of capital	—	—	(0.025)	—	—
Total dividends and distributions	(0.465)	(0.200)	(1.470)	(1.218)	(0.402)
Net asset value, end of period	$13.323	$12.438	$11.179	$15.602	$14.964
Total return[2]	10.86%	13.05%	(18.88% )	12.49%	5.59%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,251,747	$5,568,832	$5,633,951	$7,753,483	$7,757,915
Ratio of expenses to average net assets[3]	0.54%	0.54%	0.54%	0.53%	0.54%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.55%	0.55%	0.55%	0.54%	0.55%
Ratio of net investment income to average net assets	2.01%	1.59%	1.64%	1.33%	1.24%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.00%	1.58%	1.63%	1.32%	1.23%
Portfolio turnover	16%	32%	19%	15%	24%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds-15

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Global Conservative Allocation Managed Risk Fund, LVIP Global Moderate Allocation Managed Risk Fund and LVIP Global Growth Allocation Managed Risk Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
Each Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, that are advised by Lincoln Financial Investments Corporation ("LFI") or unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e. index funds). In addition to investment company investments, the Funds may invest in individual securities, such as money market instruments, and employ an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of the LVIP Global Conservative Allocation Managed Risk Fund is to seek a high level of current income with some consideration given to growth of capital.
The investment objective of the LVIP Global Moderate Allocation Managed Risk Fund is to seek a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.
The investment objective of the LVIP Global Growth Allocation Managed Risk Fund is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
1. Significant Accounting Policies
Each Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Funds value Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the year ended December 31, 2024, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with each Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds do not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are
LVIP Global Allocation Managed Risk Funds-16

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
included in net realized and unrealized gain or loss on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The Funds adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Funds' adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Funds' Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of each Fund's investment portfolio, including monitoring of each Fund's investment sub-adviser, and providing certain administrative services to each Fund.   For its services, LFI receives a management fee at an annual rate of 0.25% of each Fund's average daily net assets.
LFI has contractually agreed to waive a portion of its advisory fee for each Fund.   This agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
The waiver amount of each Fund’s average daily net assets are as follows:
LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
0.01%	0.015%	0.01%
Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Funds' managed risk strategy. For these services, LFI, not the Funds, pays the Sub-Adviser a fee based on each Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Administrative	$66,107	$388,914	$475,735
Legal	10,040	59,065	72,251
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
LVIP Global Allocation Managed Risk Funds-17

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the year ended December 31, 2024, these fees were as follows:
	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Printing and mailing	$4,974	$20,522	$21,279
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At December 31, 2024, each Fund had liabilities payable to affiliates as follows:
	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Management fees payable to LFI	$157,403	$921,605	$1,148,449
Distribution fees payable to LFD	145,092	937,317	1,142,321
Shareholder servicing fees payable to Lincoln Life	19,020	113,730	138,771
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of each Fund and the corresponding investment activity for the year ended December 31, 2024, were as follows:
LVIP Global Conservative Allocation Managed Risk Fund
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 12/31/24	Number of Shares 12/31/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-97.48%@
Equity Funds-30.39%@
✧✧LVIP AllianceBernstein Large Cap Growth Fund	$35,438,570	$2,030,512	$11,651,779	$3,980,784	$4,145,662	$—	$33,943,749	532,309	$—	$322,707
✧✧LVIP Channing Small Cap Value Fund	3,589,176	197,670	1,136,842	181,080	182,131	(4,867)	3,008,348	240,514	14,689	—
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	24,132,892	18,074,655	10,176,924	926,845	4,851,498	—	37,808,966	2,551,901	372,048	2,083,362
✧✧‡LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	—	12,791,567	1,059,753	14,898	481,336	—	12,228,048	948,720	138,961	—
✧✧LVIP Macquarie Mid Cap Value Fund	16,359,216	1,061,942	5,011,352	579,958	1,053,212	—	14,042,976	318,956	171,436	437,258
×,✧✧LVIP Macquarie U.S. Growth Fund	4,004,922	1,706,105	6,292,952	810,149	(228,224)	—	—	—	—	—
✧✧LVIP Macquarie Value Fund	41,510,678	3,104,485	8,702,658	381,398	485,464	—	36,779,367	1,438,942	725,514	1,503,012
✧✧LVIP SSGA Mid-Cap Index Fund	17,069,856	1,877,331	5,459,199	823,715	283,759	—	14,595,462	1,119,370	181,769	873,094
✧✧LVIP SSGA Nasdaq-100 Index Fund	2,010,727	22,966	601,120	151,508	278,956	—	1,863,037	126,162	9,161	10,086
LVIP Global Allocation Managed Risk Funds-18

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP Global Conservative Allocation Managed Risk Fund (continued)
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 12/31/24	Number of Shares 12/31/24	Dividends	Capital Gain Distributions
✧✧LVIP SSGA S&P 500 Index Fund	$59,829,630	$4,776,438	$19,298,970	$9,988,133	$(1,579,405)	$—	$53,715,826	1,771,046	$597,857	$4,066,543
✧✧LVIP SSGA Small-Cap Index Fund	21,934,672	518,146	16,018,680	7,157,338	(6,071,595)	—	7,519,881	229,363	136,285	358,843
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	16,272,559	2,042,449	6,170,585	454,866	1,592,976	—	14,192,265	439,103	39,523	1,417,857
Fixed Income Funds-57.40%@
×,✧✧LVIP PIMCO Low Duration Bond Fund	4,456,765	20,737	4,537,201	92,721	(33,022)	—	—	—	—	—
✧✧LVIP BlackRock Inflation Protected Bond Fund	15,450,352	2,084,490	2,439,331	(102,338)	(72,834)	(10,194)	14,910,145	1,654,110	584,366	—
✧✧LVIP JPMorgan Core Bond Fund	183,374,010	28,568,744	25,018,215	957,696	(5,785,533)	—	182,096,702	18,948,668	8,022,317	—
✧✧LVIP JPMorgan High Yield Fund	22,205,582	4,002,339	5,535,169	(127,450)	400,751	—	20,946,053	2,136,045	1,484,021	—
✧✧LVIP Macquarie Bond Fund	213,796,358	19,422,529	44,886,432	(6,495,781)	502,414	—	182,339,088	16,075,032	9,290,518	—
✧✧LVIP SSGA Bond Index Fund	31,697,008	4,032,324	5,296,289	(578,308)	(92,475)	—	29,762,260	3,045,355	1,029,641	—
✧✧LVIP SSGA Short-Term Bond Index Fund	5,229,959	335,304	1,844,691	7,237	18,956	—	3,746,765	379,688	179,665	—
Global Equity Fund-0.29%@
✧✧LVIP BlackRock Real Estate Fund	4,647,117	90,998	2,509,105	126,191	(204,760)	—	2,150,441	289,427	61,540	—
International Equity Funds-9.40%@
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	8,936,539	4,977,990	2,059,368	205,759	(318,453)	—	11,742,467	1,460,869	435,677	—
✧✧LVIP Loomis Sayles Global Growth Fund	8,154,793	350,019	2,531,836	674,396	755,121	—	7,402,493	409,725	—	226,242
✧✧LVIP MFS International Growth Fund	17,305,889	1,347,634	3,246,943	448,002	(18,685)	—	15,835,897	805,283	253,705	659,315
✧✧LVIP Mondrian International Value Fund	20,636,255	2,215,024	3,971,382	392,164	(234,462)	—	19,037,599	1,142,919	627,664	204,668
✧✧LVIP SSGA International Index Fund	22,730,863	630,290	6,577,532	545,143	(291,029)	—	17,037,735	1,630,405	590,639	—
Total	$800,774,388	$116,282,688	$202,034,308	$21,596,104	$101,759	$(15,061)	$736,705,570		$24,946,996	$12,162,987

@ As a percentage of Net Assets as of December 31, 2024.
✧✧ Standard Class shares.
‡ Issuer was not an investment of the Fund at December 31, 2023.
× Issuer is no longer an investment of the Fund at December 31, 2024.
LVIP Global Moderate Allocation Managed Risk Fund
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 12/31/24	Number of Shares 12/31/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-97.01%@
Equity Funds-39.95%@
✧✧LVIP AllianceBernstein Large Cap Growth Fund	$207,056,594	$10,441,504	$66,116,105	$21,963,315	$26,131,821	$—	$199,477,129	3,128,219	$—	$1,906,746
✧✧LVIP Channing Small Cap Value Fund	28,272,038	1,398,359	7,860,869	1,241,523	1,623,694	(39,905)	24,634,840	1,969,527	121,549	—
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	230,737,980	115,935,101	79,115,148	6,664,058	44,709,635	—	318,931,626	21,526,163	3,124,368	17,400,809
LVIP Global Allocation Managed Risk Funds-19

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP Global Moderate Allocation Managed Risk Fund (continued)
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 12/31/24	Number of Shares 12/31/24	Dividends	Capital Gain Distributions
✧✧‡LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	$—	$75,986,030	$5,808,795	$83,904	$2,714,823	$—	$72,975,962	5,661,879	$826,153	$—
✧✧LVIP Macquarie Mid Cap Value Fund	127,113,431	13,052,254	25,923,094	2,520,632	9,374,318	—	126,137,541	2,864,939	1,560,046	3,473,615
×,✧✧LVIP Macquarie U.S. Growth Fund	34,485,707	9,554,762	48,781,465	6,706,198	(1,965,202)	—	—	—	—	—
✧✧LVIP Macquarie Value Fund	267,957,487	22,271,337	58,211,730	2,725,620	3,136,901	—	237,879,615	9,306,714	4,689,345	9,864,340
✧✧LVIP SSGA Mid-Cap Index Fund	97,992,448	10,355,835	27,535,796	3,806,272	2,482,821	—	87,101,580	6,680,081	1,080,669	5,129,678
✧✧LVIP SSGA Nasdaq-100 Index Fund	18,468,409	182,865	4,875,627	1,240,076	2,770,102	—	17,785,825	1,204,430	86,923	95,942
✧✧LVIP SSGA S&P 500 Index Fund	537,995,431	43,657,194	147,268,467	72,664,593	3,976,136	—	511,024,887	16,848,826	5,668,251	37,962,438
✧✧LVIP SSGA Small-Cap Index Fund	167,083,558	4,943,115	100,445,689	40,167,237	(31,639,858)	—	80,108,363	2,443,371	1,442,013	3,501,101
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	126,605,674	15,499,814	29,852,026	5,160,501	10,265,000	—	127,678,963	3,950,341	357,036	11,355,016
Fixed Income Funds-37.65%@
×,✧✧LVIP PIMCO Low Duration Bond Fund	44,549,723	—	45,068,844	772,213	(253,092)	—	—	—	—	—
✧✧LVIP BlackRock Inflation Protected Bond Fund	110,863,472	18,520,029	16,757,318	(727,297)	(603,982)	(73,839)	111,221,065	12,338,702	4,345,971	—
✧✧LVIP JPMorgan Core Bond Fund	592,602,223	126,124,097	82,772,353	2,922,612	(19,378,145)	—	619,498,434	64,463,937	27,215,583	—
✧✧LVIP JPMorgan High Yield Fund	96,513,003	36,589,723	26,274,682	(722,543)	1,986,017	—	108,091,518	11,022,998	7,626,921	—
✧✧LVIP Macquarie Bond Fund	755,225,286	76,368,006	162,657,545	(25,755,340)	4,687,466	—	647,867,873	57,116,096	32,757,893	—
✧✧LVIP SSGA Bond Index Fund	195,602,604	32,081,690	32,540,166	(3,503,342)	(712,810)	—	190,927,976	19,536,271	6,573,367	—
✧✧LVIP SSGA Short-Term Bond Index Fund	24,281,985	3,755,908	5,763,676	56,506	28,121	—	22,358,844	2,265,793	1,067,065	—
Global Equity Fund-0.71%@
✧✧LVIP BlackRock Real Estate Fund	48,504,694	1,873,801	17,632,131	426,852	(1,088,088)	—	32,085,128	4,318,322	910,368	—
International Equity Funds-18.70%@
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	47,693,389	16,290,443	9,152,564	(498,120)	2,591,092	—	56,924,240	7,373,606	1,900,512	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	72,008,073	20,903,394	14,236,179	1,563,658	(1,793,339)	—	78,445,607	9,759,344	2,999,595	—
✧✧LVIP Loomis Sayles Global Growth Fund	93,623,952	4,362,388	26,271,256	6,779,640	9,842,040	—	88,336,764	4,889,398	—	2,652,130
✧✧LVIP MFS International Growth Fund	174,197,264	17,517,896	25,830,447	2,202,466	2,011,526	—	170,098,705	8,649,820	2,713,390	6,953,154
✧✧LVIP Mondrian International Value Fund	212,395,920	40,215,375	39,439,840	2,109,195	(493,868)	—	214,786,782	12,894,686	7,044,355	2,300,670
✧✧LVIP SSGA Emerging Markets Equity Index Fund	132,332,471	4,973,669	41,869,700	1,470,464	3,681,957	—	100,588,861	9,659,931	2,817,200	—
LVIP Global Allocation Managed Risk Funds-20

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP Global Moderate Allocation Managed Risk Fund (continued)
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 12/31/24	Number of Shares 12/31/24	Dividends	Capital Gain Distributions
✧✧LVIP SSGA International Index Fund	$165,902,999	$4,641,505	$36,703,918	$2,793,203	$(1,367,818)	$—	$135,265,971	12,944,112	$4,641,506	$—
Total	$4,610,065,815	$727,496,094	$1,184,765,430	$154,834,096	$72,717,268	$(113,744)	$4,380,234,099		$121,570,079	$102,595,639

@ As a percentage of Net Assets as of December 31, 2024.
✧✧ Standard Class shares.
‡ Issuer was not an investment of the Fund at December 31, 2023.
× Issuer is no longer an investment of the Fund at December 31, 2024.
LVIP Global Growth Allocation Managed Risk Fund
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 12/31/24	Number of Shares 12/31/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-97.03%@
Equity Funds-44.72%@
✧✧LVIP AllianceBernstein Large Cap Growth Fund	$232,337,856	$11,489,484	$75,859,654	$27,276,982	$26,868,821	$—	$222,113,489	3,483,204	$—	$2,135,314
✧✧LVIP Channing Small Cap Value Fund	43,090,906	2,008,231	11,675,464	1,849,895	2,509,718	(61,135)	37,722,151	3,015,842	186,362	—
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	332,225,740	146,669,244	112,202,123	8,546,974	63,854,981	—	439,094,816	29,636,529	4,299,104	23,917,330
✧✧‡LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	—	93,345,593	7,635,344	121,708	3,261,678	—	89,093,635	6,912,378	1,008,318	—
✧✧LVIP Macquarie Mid Cap Value Fund	122,765,475	19,268,283	24,981,795	1,498,273	9,605,980	—	128,156,216	2,910,789	1,593,142	3,361,496
×,✧✧LVIP Macquarie U.S. Growth Fund	41,906,079	11,934,109	59,606,898	8,154,769	(2,388,059)	—	—	—	—	—
✧✧LVIP Macquarie Value Fund	322,795,577	31,541,572	76,247,261	3,460,223	3,768,050	—	285,318,161	11,162,682	5,618,257	11,892,968
✧✧LVIP SSGA Mid-Cap Index Fund	235,252,520	24,212,991	64,438,287	9,180,590	5,876,766	—	210,084,580	16,112,016	2,605,760	12,335,888
✧✧LVIP SSGA Nasdaq-100 Index Fund	39,274,224	390,465	10,213,926	2,606,291	5,940,550	—	37,997,604	2,573,143	185,547	204,918
✧✧LVIP SSGA S&P 500 Index Fund	775,317,039	63,003,391	209,159,647	97,432,302	13,278,664	—	739,871,749	24,394,057	8,204,611	54,760,564
✧✧LVIP SSGA Small-Cap Index Fund	253,650,144	8,519,223	133,965,211	40,569,685	(27,447,735)	—	141,326,106	4,310,563	2,540,463	5,978,760
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	122,156,193	19,197,538	26,329,015	2,791,345	11,819,736	—	129,635,797	4,010,885	363,327	11,010,880
Fixed Income Funds-27.86%@
×,✧✧LVIP SSGA Short-Term Bond Index Fund	13,411,919	1,242,399	15,128,891	346,704	127,869	—	—	—	—	—
✧✧LVIP BlackRock Inflation Protected Bond Fund	80,829,557	15,273,024	13,616,580	(723,543)	(242,110)	(52,786)	81,467,562	9,037,893	3,182,790	—
✧✧LVIP JPMorgan Core Bond Fund	583,390,290	137,726,186	90,418,098	3,042,398	(19,236,252)	—	614,504,524	63,944,279	27,036,640	—
✧✧LVIP JPMorgan High Yield Fund	132,767,854	50,801,335	35,257,105	(1,842,885)	3,409,577	—	149,878,776	15,284,395	10,548,358	—
LVIP Global Allocation Managed Risk Funds-21

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP Global Growth Allocation Managed Risk Fund (continued)
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 12/31/24	Number of Shares 12/31/24	Dividends	Capital Gain Distributions
✧✧LVIP Macquarie Bond Fund	$726,504,092	$77,314,745	$191,772,080	(30,954,039)	$11,460,626	$—	$592,553,344	52,239,561	$29,945,362	$—
×,✧✧LVIP PIMCO Low Duration Bond Fund	12,863,653	—	12,911,746	219,331	(171,238)	—	—	—	—	—
✧✧LVIP SSGA Bond Index Fund	110,552,544	13,030,254	26,915,017	(3,148,758)	800,201	—	94,319,224	9,651,000	3,245,592	—
Global Equity Fund-0.81%@
✧✧LVIP BlackRock Real Estate Fund	64,836,293	3,253,549	22,847,866	1,248,001	(2,095,687)	—	44,394,290	5,975,005	1,257,906	—
International Equity Funds-23.64%@
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	55,195,474	20,124,456	10,887,894	(165,379)	2,554,847	—	66,821,504	8,655,635	2,227,035	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	139,544,866	32,543,256	27,232,994	2,007,713	(2,131,554)	—	144,731,287	18,005,883	5,582,670	—
✧✧LVIP Loomis Sayles Global Growth Fund	113,767,561	6,296,190	32,444,216	8,089,983	12,135,325	—	107,844,843	5,969,162	—	3,226,573
✧✧LVIP MFS International Growth Fund	266,141,795	30,052,677	42,947,690	3,387,710	3,079,754	—	259,714,246	13,206,928	4,141,200	10,578,382
✧✧LVIP Mondrian International Value Fund	312,638,566	58,891,292	59,116,393	3,272,070	(910,135)	—	314,775,400	18,897,484	10,313,218	3,370,778
✧✧LVIP SSGA Emerging Markets Equity Index Fund	163,577,847	5,720,389	50,197,971	1,780,111	4,590,231	—	125,470,607	12,049,420	3,510,127	—
✧✧LVIP SSGA International Index Fund	323,352,098	15,955,288	60,163,180	15,274,409	(13,249,425)	—	281,169,190	26,906,143	9,591,757	—
Total	$5,620,146,162	$899,805,164	$1,504,172,346	$205,322,863	$117,071,179	$(113,921)	$5,338,059,101		$137,187,546	$142,773,851

@ As a percentage of Net Assets as of December 31, 2024.
✧✧ Standard Class shares.
‡ Issuer was not an investment of the Fund at December 31, 2023.
× Issuer is no longer an investment of the Fund at December 31, 2024.
3. Investments
For the year ended December 31, 2024, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Purchases	$116,282,688	$727,496,094	$899,805,164
Sales	202,034,308	1,184,765,430	1,504,172,346
LVIP Global Allocation Managed Risk Funds-22

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Cost of investments and derivatives	$683,003,553	$3,726,518,598	$4,416,843,031
Aggregate unrealized appreciation of investments and derivatives	$85,867,835	$856,877,865	$1,146,766,284
Aggregate unrealized depreciation of investments and derivatives	(13,932,336)	(74,563,397)	(69,976,639)
Net unrealized appreciation of investments and derivatives	$71,935,499	$782,314,468	$1,076,789,645
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following tables summarize the valuation of each Fund's investments by fair value hierarchy levels as of December 31, 2024:
Level 1	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Investments:
Assets:
Affiliated Investment Companies	$736,705,570	$4,380,234,099	$5,338,059,101
Unaffiliated Investment Companies	18,235,975	128,629,819	155,682,210
Total Investments	$754,941,545	$4,508,863,918	$5,493,741,311
Derivatives:
Assets:
Futures Contracts	$13,024	$91,170	$129,606
Derivatives:
Liabilities:
Futures Contracts	$(751,030)	$(5,400,993)	$(6,594,562)
There were no Level 3 investments at the beginning or end of the year.
LVIP Global Allocation Managed Risk Funds-23

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale and straddle loss deferrals, mark-to-market adjustments on certain derivatives and adjustments related to distributions from underlying regulated investment companies (RICS).   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Year ended December 31, 2024
Ordinary income	$26,122,149	$158,736,541	$187,182,527
Return of capital	3,296,170	—	—
Total	$29,418,319	$158,736,541	$187,182,527
Year ended December 31, 2023
Ordinary income	$15,620,104	$76,999,617	$92,547,532
Long-term capital gains	21,439,837	—	—
Total	$37,059,941	$76,999,617	$92,547,532
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Undistributed ordinary income	$—	$108,920,777	$125,798,503
Undistributed long-term capital gains	—	—	105,328,832
Other temporary differences	(46,573,599)	(419,949,141)	(634,754,393)
Net unrealized appreciation	71,935,499	782,314,468	1,076,789,645
Distributable earnings/(accumulated loss)	$25,361,900	$471,286,104	$673,162,587
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, there were no permanent differences requiring a reclassification.
At December 31, 2024, the Funds had no capital loss carryforwards for federal income tax purposes.
In 2024, the Funds utilized the following capital loss carryforwards:
	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Capital loss carryforward utilized	$27,635,727	$116,712,389	$55,651,356
LVIP Global Allocation Managed Risk Funds-24

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
6. Capital Shares
Transactions in capital shares were as follows:
	LVIP Global Conservative Allocation Managed Risk Fund		LVIP Global Moderate Allocation Managed Risk Fund		LVIP Global Growth Allocation Managed Risk Fund
	Year Ended		Year Ended		Year Ended
	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Shares sold:
Standard Class	1,019,922	1,316,819	2,144,190	3,006,665	3,460,973	2,960,378
Service Class	1,540,741	2,202,173	2,676,902	4,690,113	2,504,521	2,989,971
Shares reinvested:
Standard Class	296,496	348,070	552,385	276,088	681,633	345,043
Service Class	2,144,201	2,899,944	11,202,512	5,744,616	13,393,997	7,073,030
	5,001,360	6,767,006	16,575,989	13,717,482	20,041,124	13,368,422
Shares redeemed:
Standard Class	(1,457,850)	(1,509,005)	(2,839,465)	(3,970,650)	(4,367,989)	(3,770,160)
Service Class	(11,014,573)	(11,929,035)	(51,929,927)	(52,742,600)	(69,440,790)	(66,321,991)
	(12,472,423)	(13,438,040)	(54,769,392)	(56,713,250)	(73,808,779)	(70,092,151)
Net decrease	(7,471,063)	(6,671,034)	(38,193,403)	(42,995,768)	(53,767,655)	(56,723,729)
7. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Effective, February 12, 2025, the line of credit was renewed.
The Funds had no amounts outstanding as of December 31, 2024, or at any time during the year.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–Each Fund may use futures contracts in the normal course of pursuing its investment objectives and strategies. Each Fund may invest in futures contracts to hedge the Funds' existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Funds' investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, each Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, each Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2024, each Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund’s investments.
LVIP Global Allocation Managed Risk Funds-25

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 8. Derivatives (continued)
Fair values of derivative instruments as of December 31, 2024 were as follows:
LVIP Global Conservative Allocation Managed Risk Fund
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due to broker on futures contracts	$13,024	Variation margin due to broker on futures contracts	$(675,795)
Futures contracts (Currency contracts)*	Variation margin due to broker on futures contracts	—	Variation margin due to broker on futures contracts	(75,235)
Total		$13,024		$(751,030)

*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2024. Only current day variation margin is reported on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$3,861,567	$(1,381,291)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(156,779)	(159,568)
Total		$3,704,788	$(1,540,859)
Fair values of derivative instruments as of December 31, 2024 were as follows:
LVIP Global Moderate Allocation Managed Risk Fund
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due to broker on futures contracts	$91,170	Variation margin due to broker on futures contracts	$(4,808,416)
Futures contracts (Currency contracts)*	Variation margin due to broker on futures contracts	—	Variation margin due to broker on futures contracts	(592,577)
Total		$91,170		$(5,400,993)

*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2024. Only current day variation margin is reported on the Statements of Assets and Liabilities.

LVIP Global Allocation Managed Risk Funds-26

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 8. Derivatives (continued)
The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$24,422,880	$(9,121,587)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(1,159,343)	(1,236,613)
Total		$23,263,537	$(10,358,200)
Fair values of derivative instruments as of December 31, 2024 were as follows:
LVIP Global Growth Allocation Managed Risk Fund
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due to broker on futures contracts	$129,606	Variation margin due to broker on futures contracts	$(5,766,192)
Futures contracts (Currency contracts)*	Variation margin due to broker on futures contracts	—	Variation margin due to broker on futures contracts	(828,370)
Total		$129,606		$(6,594,562)

*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2024. Only current day variation margin is reported on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$31,420,125	$(11,634,038)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(1,675,461)	(1,741,750)
Total		$29,744,664	$(13,375,788)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by each Fund during the year ended December 31, 2024.
Long Derivative Volume
Futures Contracts (Average Notional Value)
LVIP Global Conservative Allocation Managed Risk Fund	$23,680,378
LVIP Global Moderate Allocation Managed Risk Fund	165,208,575
LVIP Global Growth Allocation Managed Risk Fund	216,720,344
LVIP Global Allocation Managed Risk Funds-27

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
9. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
10. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP Global Allocation Managed Risk Funds-28

Report of Independent Registered Public Accounting Firm
To the Shareholders of LVIP Global Conservative Allocation Managed Risk Fund, LVIP Global Moderate Allocation Managed Risk Fund and LVIP Global Growth Allocation Managed Risk Fund and the Board of Trustees of Lincoln Variable Insurance Products Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of LVIP Global Conservative Allocation Managed Risk Fund, LVIP Global Moderate Allocation Managed Risk Fund and LVIP Global Growth Allocation Managed Risk Fund (collectively referred to as the “Funds”) (three of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)), including the schedules of investments, as of December 31, 2024, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (three of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and others; when replies were not received from others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP Global Allocation Managed Risk Funds–29

LVIP Government Money Market Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP Government Money Market Fund

LVIP Government Money Market Fund
Statement of Net Assets
December 31, 2024

	Principal Amount°	Value (U.S. $)
AGENCY OBLIGATIONS–14.78%
Federal Farm Credit Banks Funding Corp.
•4.42% (SOFR + 0.05%) 6/20/25	590,000	$590,000
•4.44% (SOFR + 0.07%) 11/17/25	2,300,000	2,300,000
•4.47% (SOFR + 0.10%) 6/24/26	1,000,000	1,000,000
•4.47% (SOFR + 0.10%) 6/26/26	2,340,000	2,340,000
•4.51% (SOFR + 0.14%) 5/27/25	8,180,000	8,180,000
•4.51% (SOFR + 0.14%) 10/15/26	13,600,000	13,598,660
•4.51% (SOFR + 0.14%) 12/23/26	1,200,000	1,200,000
•4.51% (SOFR + 0.14%) 12/30/26	1,100,000	1,100,000
•4.54% (SOFR + 0.17%) 1/23/25	6,240,000	6,240,000
•4.54% (USBMMY3M + 0.27%) 10/16/26	7,400,000	7,400,000
≠Federal Farm Credit Discount Notes 5.31% 1/17/25	22,400,000	22,349,326
Federal Home Loan Bank Discount Notes
≠4.45% 3/07/25	4,400,000	4,365,521
≠4.45% 3/07/25	7,300,000	7,242,730
≠4.45% 5/02/25	5,600,000	5,519,064
≠4.50% 4/04/25	17,385,000	17,190,085
≠4.90% 1/03/25	8,000,000	7,997,951
≠4.92% 1/27/25	9,666,000	9,633,678
≠5.07% 2/10/25	3,871,000	3,850,527
≠5.07% 2/11/25	6,685,000	6,648,760
≠5.08% 1/24/25	1,630,000	1,625,017
Federal Home Loan Banks
•4.37% 2/03/25	6,800,000	6,800,000
•4.37% 2/03/25	8,100,000	8,100,000
•4.37% 5/20/25	6,660,000	6,660,000
•4.37% 5/22/25	1,100,000	1,100,000
•4.38% (SOFR + 0.01%) 1/13/25	12,600,000	12,600,000
•4.38% (SOFR + 0.01%) 2/25/25	2,300,000	2,300,000
•4.38% (SOFR + 0.01%) 2/27/25	3,900,000	3,900,000
•4.38% (SOFR + 0.01%) 3/05/25	4,400,000	4,400,000
•4.38% (SOFR + 0.01%) 6/23/25	3,200,000	3,200,000
•4.39% (SOFR + 0.02%) 1/27/25	3,100,000	3,100,000
•4.40% (SOFR + 0.03%) 3/25/25	16,945,000	16,945,000
•4.47% (SOFR + 0.10%) 6/26/26	6,545,000	6,545,000
•4.53% (SOFR + 0.16%) 7/21/25	10,520,000	10,520,000
	Principal Amount°	Value (U.S. $)
AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp.
•4.51% (SOFR + 0.14%) 9/23/26	4,300,000	$4,300,000
•4.51% (SOFR + 0.14%) 10/16/26	3,400,000	3,400,000
Federal National Mortgage Association
•4.49% (SOFR + 0.12%) 7/29/26	13,110,000	13,110,000
•4.51% (SOFR + 0.14%) 8/21/26	4,300,000	4,300,000
•4.51% (SOFR + 0.14%) 10/23/26	5,410,000	5,410,000
•4.51% (SOFR + 0.14%) 11/20/26	6,500,000	6,500,000
•4.51% (SOFR + 0.14%) 12/11/26	5,700,000	5,700,000
Total Agency Obligations (Cost $259,261,319)		259,261,319
U.S. TREASURY OBLIGATIONS–39.20%
U.S. Treasury Bills
≠4.27% 10/02/25	2,230,000	2,161,345
≠4.28% 10/02/25	2,030,000	1,967,379
≠4.29% 2/25/25	15,200,000	15,096,777
≠4.29% 3/04/25	34,000,000	33,740,599
≠4.29% 10/02/25	251,700	243,920
≠4.30% 1/16/25	6,400,000	6,387,960
≠4.30% 12/26/25	18,300,000	17,557,259
≠4.31% 6/20/25	31,955,700	31,327,948
≠4.33% 10/30/25	870,000	840,095
≠4.33% 11/28/25	800,000	769,842
≠4.34% 2/11/25	2,500,000	2,487,899
≠4.34% 2/11/25	1,800,000	1,791,277
≠4.34% 2/13/25	2,086,000	2,074,090
≠4.34% 4/15/25	1,900,000	1,876,837
≠4.34% 4/22/25	19,900,000	19,641,068
≠4.34% 10/30/25	5,080,000	4,905,276
≠4.34% 11/28/25	800,000	769,783
≠4.35% 1/30/25	7,400,000	7,374,576
≠4.35% 2/11/25	600,000	597,089
≠4.35% 4/15/25	2,250,000	2,222,489
≠4.35% 6/12/25	16,100,000	15,795,710
≠4.36% 3/20/25	3,125,000	3,096,224
≠4.36% 4/15/25	805,000	795,140
≠4.37% 4/03/25	11,198,800	11,078,170
≠4.41% 5/08/25	36,295,000	35,749,547
≠4.43% 4/08/25	2,325,000	2,298,028
≠4.43% 4/08/25	1,600,000	1,581,436
≠4.43% 4/17/25	18,200,000	17,971,175
≠4.44% 11/28/25	3,100,000	2,980,573
≠4.45% 4/10/25	1,650,000	1,630,511
≠4.46% 3/06/25	11,200,000	11,110,370
≠4.46% 4/10/25	495,000	489,147
≠4.46% 4/10/25	881,100	870,669
≠4.46% 6/05/25	6,435,000	6,315,725
≠4.47% 2/06/25	2,205,000	2,195,221
LVIP Government Money Market Fund-1

LVIP Government Money Market Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bills (continued)
≠4.47% 5/22/25	7,590,000	$7,461,874
≠4.48% 1/28/25	14,510,000	14,461,790
≠4.48% 5/01/25	21,600,000	21,288,600
≠4.50% 2/13/25	5,900,000	5,866,209
≠4.50% 3/18/25	20,105,000	19,919,520
≠4.50% 4/24/25	2,600,000	2,564,540
≠4.50% 5/29/25	29,400,000	28,875,439
≠4.51% 1/14/25	2,500,000	2,495,983
≠4.51% 1/28/25	7,040,000	7,016,583
≠4.51% 1/30/25	8,500,000	8,466,243
≠4.51% 3/25/25	27,400,000	27,123,306
≠4.54% 2/04/25	12,245,000	12,194,000
≠4.55% 1/14/25	3,400,000	3,394,524
≠4.56% 2/11/25	19,600,000	19,501,113
≠4.56% 2/11/25	1,635,000	1,626,742
≠4.57% 1/07/25	2,100,000	2,098,432
≠4.57% 1/28/25	1,600,000	1,594,624
≠4.57% 2/11/25	820,000	815,854
≠4.59% 1/28/25	3,300,000	3,288,875
≠4.60% 1/28/25	8,340,000	8,312,250
≠4.60% 1/28/25	1,600,000	1,594,600
≠4.61% 1/21/25	14,670,000	14,632,021
≠4.65% 1/09/25	300,000	299,698
≠4.66% 1/09/25	3,295,000	3,291,676
≠4.66% 1/09/25	3,295,000	3,291,672
≠4.86% 1/23/25	938,000	935,380
≠4.86% 1/23/25	753,000	750,892
≠4.88% 1/14/25	20,290,000	20,255,270
≠4.96% 1/07/25	21,300,000	21,282,924
≠5.09% 7/10/25	13,000,000	12,672,382
≠5.29% 1/09/25	10,199,600	10,188,086
U.S. Treasury Floating Rate Notes
•4.40% (USBMMY3M + 0.13%) 7/31/25	26,015,000	26,013,510
•4.43% (USBMMY3M + 0.15%) 4/30/26	16,700,000	16,701,830
•4.45% (USBMMY3M + 0.17%) 10/31/25	15,935,000	15,931,767
•4.46% (USBMMY3M + 0.18%) 7/31/26	14,490,000	14,477,930
•4.48% (USBMMY3M + 0.20%) 1/31/25	12,000,000	12,000,000
•4.48% (USBMMY3M + 0.21%) 10/31/26	28,930,000	28,930,000
•4.52% (USBMMY3M + 0.25%) 1/31/26	14,680,000	14,680,000
U.S. Treasury Notes
0.38% 11/30/25	800,000	771,306
0.38% 12/31/25	1,470,000	1,415,003
1.13% 2/28/25	314,000	312,140
2.75% 2/28/25	319,000	317,887
3.88% 3/31/25	345,000	344,043
4.25% 12/31/25	655,000	654,993
Total U.S. Treasury Obligations (Cost $687,902,665)		687,902,665
	Principal Amount°	Value (U.S. $)
REPURCHASE AGREEMENTS–44.39%
Bank of Montreal 4.45%, dated 12/31/24, to be repurchased on 1/02/25, repurchase price $87,010,607 (collateralized by U.S. agency obligations 1.75%-1.875% 2/28/27-1/31/29 market value $88,740,044).	87,000,000	$87,000,000
Bank of Nova Scotia 4.45%, dated 12/31/24, to be repurchased on 1/02/25, repurchase price $95,011,582 (collateralized by U.S. agency obligations 0.00%-4.875% 5/31/25-8/15/52 market value $96,924,012).	95,000,000	95,000,000
BNP Paribas 4.46%, dated 12/31/24, to be repurchased on 1/02/25, repurchase price $95,011,608 (collateralized by U.S. agency obligations 0.00%-7.50% 6/15/26-2/20/64 market value $97,013,859).	95,000,000	95,000,000
Citigroup Global Markets 4.45%, dated 12/31/24, to be repurchased on 1/02/25, repurchase price $95,011,582 (collateralized by U.S. agency obligations 0.875% 11/15/30 market value $96,900,029).	95,000,000	95,000,000
Goldman Sachs & Co. 4.46%, dated 12/31/24, to be repurchased on 1/02/25, repurchase price $77,009,409 (collateralized by U.S. agency obligations 3.00%-7.00% 2/20/31-6/15/58 market value $78,540,001).	77,000,000	77,000,000
Mizuho Securities USA 4.46%, dated 12/31/24, to be repurchased on 1/02/25, repurchase price $85,010,386 (collateralized by U.S. agency obligations 3.125%-4.125% 11/15/28-7/31/31 market value $86,700,080).	85,000,000	85,000,000
Morgan Stanley 4.45%, dated 12/31/24, to be repurchased on 1/02/25, repurchase price $75,009,144 (collateralized by U.S. agency obligations 0.00%-4.625% 2/28/25-8/15/50 market value $76,500,000).	75,000,000	75,000,000
LVIP Government Money Market Fund-2

LVIP Government Money Market Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
REPURCHASE AGREEMENTS (continued)
Natixis 4.45%, dated 12/31/24, to be repurchased on 1/02/25, repurchase price $85,010,363 (collateralized by U.S. agency obligations 0.125%-4.50% 8/15/25-2/15/52 market value $86,700,001).	85,000,000	$85,000,000
TD Securities USA 4.48%, dated 12/31/24, to be repurchased on 1/02/25, repurchase price $85,010,433 (collateralized by U.S. agency obligations 0.00%-6.50% 12/15/36-12/25/54 market value $89,250,000).	85,000,000	85,000,000
Total Repurchase Agreements (Cost $779,000,000)		779,000,000

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.03%
State Street Institutional U.S. Government Money Market Fund - (seven-day effective yield 4.43%)	561,894	$561,894
Total Money Market Fund (Cost $561,894)		561,894

TOTAL INVESTMENTS–98.40% (Cost $1,726,725,878)	1,726,725,878
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.60%	28,085,546
NET ASSETS APPLICABLE TO 175,480,719 SHARES OUTSTANDING–100.00%	$1,754,811,424
NET ASSET VALUE PER SHARE–LVIP GOVERNMENT MONEY MARKET FUND STANDARD CLASS ($695,075,668 / 69,506,894 Shares)	$10.000
NET ASSET VALUE PER SHARE–LVIP GOVERNMENT MONEY MARKET FUND SERVICE CLASS ($1,059,735,756 / 105,973,825 Shares)	$10.000
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$1,754,803,197
Distributable earnings/(accumulated loss)	8,227
TOTAL NET ASSETS	$1,754,811,424

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

≠The rate shown is the effective yield at the time of purchase.

★Includes $4,537,784 payable for fund shares redeemed, $21,311 other accrued expenses payable, $741,543 due to manager and affiliates,
$22,140 payable for audit fee and $66,602 payable for fund accounting fee as of December 31, 2024.

Summary of Abbreviations:
BNP–BNP Paribas
SOFR–Secured Overnight Financing Rate
TD–Toronto Dominion
USBMMY3M–U.S. Treasury 3 Month Bill Money Market Yield
See accompanying notes, which are an integral part of the financial statements.
LVIP Government Money Market Fund-3

LVIP Government Money Market Fund
Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Interest	$81,282,594
EXPENSES:
Management fees	5,257,187
Distribution fees-Service Class	2,305,629
Shareholder servicing fees	454,061
Accounting and administration expenses	264,161
Professional fees	66,879
Trustees’ fees and expenses	47,943
Reports and statements to shareholders	43,258
Custodian fees	24,381
Consulting fees	14,219
Pricing fees	6,475
Other	27,336
8,511,529
Less:
Management fees waived	(163,146)
Total operating expenses	8,348,383
NET INVESTMENT INCOME	72,934,211
NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN FROM INVESTMENTS	53,965
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$72,988,176
See accompanying notes, which are an integral part of the financial statements.

LVIP Government Money Market Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/24	12/31/23
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$72,934,211	$58,174,088
Net realized gain	53,965	11,836
Net increase in net assets resulting from operations	72,988,176	58,185,924
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(31,000,675)	(26,640,671)
Service Class	(41,989,981)	(31,533,417)
	(72,990,656)	(58,174,088)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	433,417,697	475,059,148
Service Class	1,462,975,657	791,796,333
Reinvestment of dividends and distributions:
Standard Class	31,000,675	26,640,671
Service Class	41,989,981	31,533,417
	1,969,384,010	1,325,029,569
Cost of shares redeemed:
Standard Class	(381,517,270)	(485,037,102)
Service Class	(1,196,904,319)	(742,918,679)
	(1,578,421,589)	(1,227,955,781)
Increase in net assets derived from capital share transactions	390,962,421	97,073,788
NET INCREASE IN NET ASSETS	390,959,941	97,085,624
NET ASSETS:
Beginning of year	1,363,851,483	1,266,765,859
End of year	$1,754,811,424	$1,363,851,483
See accompanying notes, which are an integral part of the financial statements.
LVIP Government Money Market Fund-4

LVIP Government Money Market Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Government Money Market Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$10.000	$10.000	$10.000	$10.000	$10.000
Income from investment operations:
Net investment income	0.482	0.465	0.129	0.001	0.028
Total from investment operations	0.482	0.465	0.129	0.001	0.028
Less dividends and distributions from:
Net investment income	(0.482)	(0.465)	(0.129)	(0.001)	(0.028)
Total dividends and distributions	(0.482)	(0.465)	(0.129)	(0.001)	(0.028)
Net asset value, end of period	$10.000	$10.000	$10.000	$10.000	$10.000
Total return[1]	4.94%	4.75%	1.31%	0.02%	0.28%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$695,076	$612,175	$595,507	$595,455	$554,767
Ratio of expenses to average net assets	0.39%	0.40%	0.33%	0.07%	0.29%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.40%	0.40%	0.41%	0.42%	0.42%
Ratio of net investment income to average net assets	4.80%	4.66%	1.35%	0.01%	0.23%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	4.79%	4.66%	1.27%	(0.34% )	0.10%

[1]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Government Money Market Fund-5

LVIP Government Money Market Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Government Money Market Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$10.000	$10.000	$10.000	$10.000	$10.000
Income from investment operations:
Net investment income	0.457	0.440	0.114	0.001	0.019
Net realized and unrealized gain	—	—	—	—	0.001
Total from investment operations	0.457	0.440	0.114	0.001	0.020
Less dividends and distributions from:
Net investment income	(0.457)	(0.440)	(0.114)	(0.001)	(0.020)
Total dividends and distributions	(0.457)	(0.440)	(0.114)	(0.001)	(0.020)
Net asset value, end of period	$10.000	$10.000	$10.000	$10.000	$10.000
Total return[1]	4.68%	4.48%	1.14%	0.02%	0.21%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,059,736	$751,676	$671,258	$478,959	$502,246
Ratio of expenses to average net assets	0.64%	0.65%	0.52%	0.07%	0.33%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.65%	0.65%	0.66%	0.67%	0.67%
Ratio of net investment income to average net assets	4.55%	4.41%	1.16%	0.01%	0.19%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	4.54%	4.41%	1.02%	(0.59% )	(0.15% )

[1]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Government Money Market Fund-6

LVIP Government Money Market Fund
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Government Money Market Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek current income while (i) maintaining a stable value of your shares (providing stability of net asset value “NAV”) and (ii) preserving the value of your initial investment (preservation of capital).
The Fund pursues its objective by investing at least 99.5% of its total assets in cash, government securities (which include U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities), and/or repurchase agreements secured by such obligations or cash. The yield of the Fund is not directly tied to the federal funds rate. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable or floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis. As a government money market fund, the Fund is (i) permitted to use the amortized cost method of valuation to seek to maintain a $10.00 share price and (ii) is not subject to a liquidity fee and/or a redemption gate on Fund redemptions. The Fund’s Board of Trustees (the “Board”) has reserved its ability to change this policy with respect to liquidity fees and/or redemption gates, but such change would become effective only after shareholders are provided with specific advance notice of the change.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Securities are valued at amortized cost, which approximates fair value and is permitted under Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income and common expenses are allocated to the classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Repurchase Agreements–The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on December 31, 2024, and matured on the next business day.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Government Money Market Fund-7

LVIP Government Money Market Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares dividends daily from net investment income and pays such dividends daily.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
Lincoln Financial Investments Corporation ("LFI") is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.48% of the first $200 million of the Fund’s average daily net assets; 0.40% of the next $200 million; and 0.30% of the Fund’s average daily net assets in excess of $400 million.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.000% of the first $500 million of the Fund’s average daily net assets; 0.010% of the next $500 million; and 0.020% of the Fund’s average daily net assets in excess of $1 billion.   The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
BlackRock Advisors, LLC (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$126,394
Legal	19,190
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $10,029 for the year ended December 31, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP Government Money Market Fund-8

LVIP Government Money Market Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LFI may waive or reimburse its management fee, and LFD may waive or reimburse any 12b-1 Fee, in order to maintain a positive net yield for the Fund. These voluntary waivers and reimbursements may be modified or terminated at any time, without notice. Amounts waived or reimbursed may be recouped for a period of up to 36 months from the date of the waiver or reimbursement, provided that the amount of such recoupment may not exceed the amounts waived or reimbursed and may not cause any Class of the Fund to have a negative net yield. Recoupment is further limited to no more than 50% of the Fund’s excess return above a minimum yield of 0.10%.The following table summarizes the remaining amounts of waivers or reimbursements that may be recouped and the fiscal year in which they expire:
	Expiration Date
	2025	Total
LFD	$471,241	$471,241
LFI	821,590	821,590
Total	$1,292,831	$1,292,831
At December 31, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$472,723
Distribution fees payable to LFD	226,088
Shareholder servicing fees payable to Lincoln Life	42,732
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments	$1,726,726,948
Aggregate unrealized appreciation of investments	$—
Aggregate unrealized depreciation of investments	(1,070)
Net unrealized depreciation of investments	$(1,070)
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Government Money Market Fund-9

LVIP Government Money Market Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Obligations	$—	$259,261,319	$—	$259,261,319
U.S. Treasury Obligations	—	687,902,665	—	687,902,665
Repurchase Agreements	—	779,000,000	—	779,000,000
Money Market Fund	561,894	—	—	561,894
Total Investments	$561,894	$1,726,163,984	$—	$1,726,725,878
There were no Level 3 investments at the beginning or end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale loss deferrals and premium amortization adjustments on certain debt instruments.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Year Ended
	12/31/24	12/31/23
Ordinary income	$72,990,656	$58,174,088
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$9,298
Other temporary differences	(1)
Net unrealized depreciation	(1,070)
Distributable earnings/(accumulated loss)	$8,227
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, there were no permanent differences requiring a reclassification.
At December 31, 2024, the Fund had no capital loss carryforwards for federal income tax purposes.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/24	12/31/23
Shares sold:
Standard Class	43,341,770	47,505,915
Service Class	146,297,565	79,179,633
Shares reinvested:
Standard Class	3,100,061	2,664,067
Service Class	4,198,986	3,153,342
	196,938,382	132,502,957
Shares redeemed:
Standard Class	(38,151,727)	(48,503,710)
Service Class	(119,690,432)	(74,291,868)
	(157,842,159)	(122,795,578)
Net increase	39,096,223	9,707,379
LVIP Government Money Market Fund-10

LVIP Government Money Market Fund
Notes to Financial Statements (continued)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Effective, February 12, 2025, the line of credit was renewed.
The Fund had no amounts outstanding as of December 31, 2024, or at any time during the year.
8. Risk Factors
Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but may not be backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $10.00 per share, it is possible to lose money investing in the Fund.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Government Money Market Fund-11

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP Government Money Market Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP Government Money Market Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and others; when replies were not received from others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP Government Money Market Fund–12

LVIP Invesco Select Equity Income Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP Invesco Select Equity Income Managed Volatility Fund

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets
December 31, 2024

	Number of Shares	Value (U.S. $)
COMMON STOCK–80.97%
Aerospace & Defense–2.15%
Airbus SE	8,467	$1,357,504
†Boeing Co.	2,353	416,481
General Dynamics Corp.	1,155	304,331
General Electric Co.	10,118	1,687,581
L3Harris Technologies, Inc.	1,347	283,247
Lockheed Martin Corp.	622	302,255
Northrop Grumman Corp.	3,303	1,550,065
RTX Corp.	16,455	1,904,172
Textron, Inc.	9,673	739,888
TransDigm Group, Inc.	263	333,295
		8,878,819
Air Freight & Logistics–0.48%
FedEx Corp.	5,982	1,682,916
United Parcel Service, Inc. Class B	2,459	310,080
		1,992,996
Automobile Components–0.09%
†Aptiv PLC	6,227	376,609
		376,609
Automobiles–0.59%
Ford Motor Co.	29,910	296,109
General Motors Co.	32,560	1,734,471
†Tesla, Inc.	1,028	415,148
		2,445,728
Banks–6.14%
Bank of America Corp.	84,281	3,704,150
Citigroup, Inc.	4,790	337,168
Citizens Financial Group, Inc.	36,479	1,596,321
Fifth Third Bancorp	29,930	1,265,440
Huntington Bancshares, Inc.	46,554	757,434
JPMorgan Chase & Co.	18,344	4,397,240
M&T Bank Corp.	1,549	291,228
†NU Holdings Ltd. Class A	23,664	245,159
PNC Financial Services Group, Inc.	22,941	4,424,172
Regions Financial Corp.	12,622	296,869
Truist Financial Corp.	7,082	307,217
U.S. Bancorp	26,649	1,274,622
Wells Fargo & Co.	91,983	6,460,886
		25,357,906
Beverages–0.75%
Brown-Forman Corp. Class B	8,155	309,727
Coca-Cola Co.	23,502	1,463,234
Constellation Brands, Inc. Class A	1,401	309,621
Keurig Dr. Pepper, Inc.	10,509	337,549
†Monster Beverage Corp.	6,398	336,279
PepsiCo, Inc.	2,098	319,022
		3,075,432
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology–1.03%
AbbVie, Inc.	10,812	$1,921,292
Amgen, Inc.	1,173	305,731
†Biogen, Inc.	2,080	318,073
†BioNTech SE ADR	3,306	376,719
Gilead Sciences, Inc.	3,727	344,263
†Moderna, Inc.	8,941	371,767
†Regeneron Pharmaceuticals, Inc.	434	309,151
†Vertex Pharmaceuticals, Inc.	707	284,709
		4,231,705
Broadline Retail–0.92%
†Amazon.com, Inc.	13,008	2,853,825
†Coupang, Inc.	13,592	298,752
eBay, Inc.	5,416	335,521
†MercadoLibre, Inc.	175	297,577
		3,785,675
Building Products–1.54%
Carlisle Cos., Inc.	2,553	941,648
Carrier Global Corp.	4,464	304,713
Fortune Brands Innovations, Inc.	9,726	664,578
Johnson Controls International PLC	52,549	4,147,693
Trane Technologies PLC	798	294,741
		6,353,373
Capital Markets–4.29%
Ameriprise Financial, Inc.	585	311,472
ARES Management Corp. Class A	3,500	619,605
Bank of New York Mellon Corp.	4,250	326,528
Blackrock, Inc.	2,230	2,285,995
Blackstone, Inc.	1,834	316,218
Charles Schwab Corp.	47,443	3,511,256
CME Group, Inc.	6,980	1,620,965
†Coinbase Global, Inc. Class A	1,088	270,150
Goldman Sachs Group, Inc.	3,222	1,844,982
Intercontinental Exchange, Inc.	2,139	318,732
KKR & Co., Inc.	11,630	1,720,193
Moody's Corp.	703	332,779
Morgan Stanley	17,961	2,258,057
MSCI, Inc.	555	333,006
Nasdaq, Inc.	4,224	326,557
Northern Trust Corp.	3,092	316,930
S&P Global, Inc.	654	325,712
State Street Corp.	3,450	338,618
T. Rowe Price Group, Inc.	2,776	313,938
		17,691,693
LVIP Invesco Select Equity Income Managed Volatility Fund-1

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals–1.49%
Air Products & Chemicals, Inc.	1,049	$304,252
Corteva, Inc.	20,165	1,148,598
Dow, Inc.	7,555	303,182
DuPont de Nemours, Inc.	15,821	1,206,351
Ecolab, Inc.	1,357	317,972
International Flavors & Fragrances, Inc.	3,863	326,617
Linde PLC	732	306,467
LyondellBasell Industries NV Class A	4,026	299,011
PPG Industries, Inc.	13,729	1,639,929
Sherwin-Williams Co.	873	296,759
		6,149,138
Commercial Services & Supplies–0.38%
Cintas Corp.	1,546	282,454
†Copart, Inc.	5,871	336,937
Republic Services, Inc.	1,599	321,687
Waste Connections, Inc.	1,790	307,128
Waste Management, Inc.	1,500	302,685
		1,550,891
Communications Equipment–0.86%
†Arista Networks, Inc.	3,544	391,718
Cisco Systems, Inc.	48,054	2,844,797
Motorola Solutions, Inc.	680	314,317
		3,550,832
Construction & Engineering–0.08%
Quanta Services, Inc.	1,018	321,739
		321,739
Construction Materials–0.63%
CRH PLC	21,740	2,011,385
Martin Marietta Materials, Inc.	564	291,306
Vulcan Materials Co.	1,180	303,531
		2,606,222
Consumer Finance–1.13%
American Express Co.	8,060	2,392,127
Capital One Financial Corp.	10,862	1,936,912
Discover Financial Services	1,870	323,940
		4,652,979
Consumer Staples Distribution & Retail–2.76%
Costco Wholesale Corp.	363	332,606
Dollar General Corp.	4,385	332,471
†Dollar Tree, Inc.	5,135	384,817
Kroger Co.	5,678	347,210
Sysco Corp.	52,157	3,987,924
Target Corp.	2,149	290,502
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail (continued)
†U.S. Foods Holding Corp.	20,090	$1,355,271
Walmart, Inc.	48,267	4,360,923
		11,391,724
Containers & Packaging–0.32%
Ball Corp.	5,462	301,120
Smurfit WestRock PLC	18,615	1,002,604
		1,303,724
Distributors–0.25%
Genuine Parts Co.	8,866	1,035,194
		1,035,194
Diversified Telecommunication Services–0.82%
AT&T, Inc.	84,088	1,914,684
Deutsche Telekom AG	38,728	1,160,410
Verizon Communications, Inc.	7,916	316,561
		3,391,655
Electric Utilities–2.97%
American Electric Power Co., Inc.	26,147	2,411,538
Constellation Energy Corp.	1,469	328,630
Duke Energy Corp.	2,966	319,557
Edison International	3,976	317,444
Entergy Corp.	33,760	2,559,683
Eversource Energy	5,379	308,916
Exelon Corp.	8,507	320,203
FirstEnergy Corp.	27,726	1,102,940
NextEra Energy, Inc.	4,358	312,425
PG&E Corp.	15,814	319,127
PPL Corp.	101,974	3,310,076
Southern Co.	3,784	311,499
Xcel Energy, Inc.	4,733	319,572
		12,241,610
Electrical Equipment–1.99%
ABB Ltd.	22,754	1,228,681
AMETEK, Inc.	1,723	310,588
Eaton Corp. PLC	917	304,325
Emerson Electric Co.	33,293	4,126,002
GE Vernova, Inc.	999	328,601
Hubbell, Inc.	3,063	1,283,060
Rockwell Automation, Inc.	1,151	328,944
Vertiv Holdings Co. Class A	2,728	309,928
		8,220,129
Electronic Equipment, Instruments & Components–1.13%
Amphenol Corp. Class A	4,712	327,248
CDW Corp.	1,873	325,977
†Coherent Corp.	11,680	1,106,447
Corning, Inc.	7,157	340,101
†Keysight Technologies, Inc.	2,227	357,723
LVIP Invesco Select Equity Income Managed Volatility Fund-2

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
TE Connectivity PLC	7,358	$1,051,973
†Zebra Technologies Corp. Class A	2,978	1,150,163
		4,659,632
Energy Equipment & Services–0.22%
Baker Hughes Co.	7,748	317,823
Halliburton Co.	11,206	304,691
Schlumberger NV	7,705	295,410
		917,924
Entertainment–1.49%
Electronic Arts, Inc.	2,062	301,670
†Liberty Media Corp.-Liberty Formula One Class C	4,053	375,551
†Netflix, Inc.	400	356,528
†ROBLOX Corp. Class A	6,500	376,090
Walt Disney Co.	39,126	4,356,680
†Warner Bros Discovery, Inc.	35,389	374,062
		6,140,581
Financial Services–1.85%
Apollo Global Management, Inc.	2,033	335,770
†Berkshire Hathaway, Inc. Class B	700	317,296
†Block, Inc.	3,908	332,141
†Corpay, Inc.	910	307,962
Fidelity National Information Services, Inc.	17,293	1,396,756
†Fiserv, Inc.	9,977	2,049,475
Global Payments, Inc.	2,845	318,811
Mastercard, Inc. Class A	631	332,266
†PayPal Holdings, Inc.	3,877	330,902
Visa, Inc. Class A	6,123	1,935,113
		7,656,492
Food Products–0.71%
Archer-Daniels-Midland Co.	6,237	315,093
General Mills, Inc.	5,264	335,685
Hershey Co.	1,926	326,168
Hormel Foods Corp.	11,280	353,854
Kellanova	4,130	334,406
Kraft Heinz Co.	10,685	328,137
McCormick & Co., Inc.	4,453	339,497
Mondelez International, Inc. Class A	5,159	308,147
Tyson Foods, Inc. Class A	5,123	294,265
		2,935,252
Ground Transportation–1.78%
CSX Corp.	49,782	1,606,465
JB Hunt Transport Services, Inc.	4,972	848,522
Norfolk Southern Corp.	6,691	1,570,378
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Ground Transportation (continued)
Old Dominion Freight Line, Inc.	1,543	$272,185
†Uber Technologies, Inc.	4,495	271,138
Union Pacific Corp.	12,276	2,799,419
		7,368,107
Health Care Equipment & Supplies–2.97%
Abbott Laboratories	2,867	324,286
Alcon AG	6,679	566,980
†Align Technology, Inc.	1,487	310,054
Baxter International, Inc.	10,411	303,585
Becton Dickinson & Co.	9,806	2,224,687
†Boston Scientific Corp.	3,786	338,166
†Dexcom, Inc.	4,337	337,288
†Edwards Lifesciences Corp.	4,863	360,008
GE HealthCare Technologies, Inc.	11,905	930,733
†IDEXX Laboratories, Inc.	790	326,618
†Intuitive Surgical, Inc.	624	325,703
Medtronic PLC	47,158	3,766,981
ResMed, Inc.	1,417	324,054
STERIS PLC	1,495	307,312
Stryker Corp.	3,375	1,215,169
Zimmer Biomet Holdings, Inc.	2,920	308,440
		12,270,064
Health Care Providers & Services–2.82%
Cardinal Health, Inc.	2,801	331,274
Cencora, Inc.	1,385	311,182
†Centene Corp.	19,604	1,187,610
Cigna Group	1,035	285,805
CVS Health Corp.	26,983	1,211,267
Elevance Health, Inc.	2,571	948,442
HCA Healthcare, Inc.	970	291,145
Humana, Inc.	5,935	1,505,769
Labcorp Holdings, Inc.	1,415	324,488
McKesson Corp.	543	309,461
UnitedHealth Group, Inc.	9,730	4,922,018
		11,628,461
Health Care REITs–0.22%
Alexandria Real Estate Equities, Inc.	3,151	307,380
Ventas, Inc.	5,182	305,168
Welltower, Inc.	2,415	304,362
		916,910
Health Care Technology–0.08%
†Veeva Systems, Inc. Class A	1,545	324,836
		324,836
Hotels, Restaurants & Leisure–1.98%
†Airbnb, Inc. Class A	2,511	329,970
Booking Holdings, Inc.	67	332,884
LVIP Invesco Select Equity Income Managed Volatility Fund-3

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Chipotle Mexican Grill, Inc.	5,619	$338,826
†DoorDash, Inc. Class A	1,944	326,106
Hilton Worldwide Holdings, Inc.	1,339	330,947
Las Vegas Sands Corp.	6,870	352,843
Marriott International, Inc. Class A	4,631	1,291,771
McDonald's Corp.	10,277	2,979,200
Royal Caribbean Cruises Ltd.	1,437	331,502
Starbucks Corp.	13,492	1,231,145
Yum! Brands, Inc.	2,462	330,302
		8,175,496
Household Durables–0.21%
Dr. Horton, Inc.	2,059	287,890
Garmin Ltd.	1,596	329,191
Lennar Corp. Class A	1,971	268,785
		885,866
Household Products–0.54%
Church & Dwight Co., Inc.	3,052	319,575
Colgate-Palmolive Co.	13,709	1,246,285
Kimberly-Clark Corp.	2,482	325,241
Procter & Gamble Co.	1,962	328,930
		2,220,031
Industrial Conglomerates–0.16%
3M Co.	2,537	327,502
Honeywell International, Inc.	1,453	328,218
		655,720
Industrial REITs–0.57%
Prologis, Inc.	22,335	2,360,809
		2,360,809
Insurance–2.95%
Aflac, Inc.	2,952	305,355
Allstate Corp.	6,835	1,317,720
American International Group, Inc.	50,441	3,672,105
Aon PLC Class A	877	314,983
Arch Capital Group Ltd.	3,267	301,707
Arthur J Gallagher & Co.	1,129	320,467
Chubb Ltd.	1,152	318,298
Hartford Financial Services Group, Inc.	11,051	1,208,979
†Markel Group, Inc.	193	333,162
Marsh & McLennan Cos., Inc.	1,498	318,190
MetLife, Inc.	3,993	326,947
Principal Financial Group, Inc.	3,844	297,564
Progressive Corp.	1,301	311,733
Prudential Financial, Inc.	2,611	309,482
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Travelers Cos., Inc.	1,264	$304,485
Willis Towers Watson PLC	7,068	2,213,980
		12,175,157
Interactive Media & Services–0.96%
Alphabet, Inc. Class A	12,332	2,334,447
Meta Platforms, Inc. Class A	2,764	1,618,350
		3,952,797
IT Services–0.67%
Accenture PLC Class A	931	327,516
Cognizant Technology Solutions Corp. Class A	17,921	1,378,125
†Gartner, Inc.	636	308,123
International Business Machines Corp.	1,612	354,366
†Snowflake, Inc. Class A	2,619	404,400
		2,772,530
Life Sciences Tools & Services–0.83%
Agilent Technologies, Inc.	2,618	351,702
Danaher Corp.	1,443	331,241
†Illumina, Inc.	2,464	329,264
†IQVIA Holdings, Inc.	1,709	335,835
Lonza Group AG	1,242	733,076
†Mettler-Toledo International, Inc.	279	341,407
Thermo Fisher Scientific, Inc.	643	334,508
†Waters Corp.	918	340,560
West Pharmaceutical Services, Inc.	1,038	340,007
		3,437,600
Machinery–1.95%
Caterpillar, Inc.	866	314,150
Cummins, Inc.	919	320,363
Deere & Co.	828	350,824
Dover Corp.	1,654	310,290
Fortive Corp.	4,410	330,750
Illinois Tool Works, Inc.	1,229	311,625
Ingersoll Rand, Inc.	3,248	293,814
Otis Worldwide Corp.	3,357	310,892
PACCAR, Inc.	2,964	308,315
Parker-Hannifin Corp.	6,658	4,234,688
Stanley Black & Decker, Inc.	8,243	661,831
Xylem, Inc.	2,699	313,138
		8,060,680
Media–0.82%
†Charter Communications, Inc. Class A	854	292,725
Comcast Corp. Class A	65,837	2,470,863
LVIP Invesco Select Equity Income Managed Volatility Fund-4

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
Omnicom Group, Inc.	3,435	$295,547
†Trade Desk, Inc. Class A	2,792	328,144
		3,387,279
Metals & Mining–0.44%
Freeport-McMoRan, Inc.	7,792	296,719
Newmont Corp.	8,129	302,562
Nucor Corp.	2,262	263,998
Southern Copper Corp.	3,353	305,559
Teck Resources Ltd. Class B	15,519	628,985
		1,797,823
Multi-Utilities–0.82%
Ameren Corp.	3,647	325,094
CMS Energy Corp.	4,876	324,985
Consolidated Edison, Inc.	3,450	307,844
Dominion Energy, Inc.	5,773	310,934
DTE Energy Co.	2,739	330,734
Public Service Enterprise Group, Inc.	13,685	1,156,246
Sempra	3,609	316,581
WEC Energy Group, Inc.	3,355	315,504
		3,387,922
Oil, Gas & Consumable Fuels–5.06%
Cheniere Energy, Inc.	5,732	1,231,635
Chevron Corp.	31,802	4,606,202
ConocoPhillips	48,876	4,847,033
Coterra Energy, Inc.	12,879	328,930
Devon Energy Corp.	8,649	283,082
Diamondback Energy, Inc.	1,884	308,656
EOG Resources, Inc.	2,455	300,934
EQT Corp.	15,483	713,921
Exxon Mobil Corp.	21,038	2,263,058
Hess Corp.	2,264	301,134
Kinder Morgan, Inc.	12,201	334,307
Marathon Petroleum Corp.	2,112	294,624
Occidental Petroleum Corp.	6,658	328,972
ONEOK, Inc.	3,030	304,212
Phillips 66	2,542	289,610
Shell PLC	36,912	1,144,163
Suncor Energy, Inc.	67,602	2,412,384
Valero Energy Corp.	2,350	288,086
Williams Cos., Inc.	5,812	314,545
		20,895,488
Passenger Airlines–0.08%
Delta Air Lines, Inc.	5,193	314,177
		314,177
Personal Care Products–0.30%
Estee Lauder Cos., Inc. Class A	5,172	387,796
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Personal Care Products (continued)
Kenvue, Inc.	13,968	$298,217
L'Oreal SA	1,529	541,427
		1,227,440
Pharmaceuticals–3.27%
AstraZeneca PLC	6,291	824,428
Bristol-Myers Squibb Co.	27,725	1,568,126
Eli Lilly & Co.	441	340,452
Johnson & Johnson	35,039	5,067,340
Merck & Co., Inc.	15,874	1,579,146
Pfizer, Inc.	38,421	1,019,309
Sanofi SA	15,567	1,511,564
Sanofi SA ADR	26,208	1,264,012
Zoetis, Inc.	1,876	305,657
		13,480,034
Professional Services–0.32%
Automatic Data Processing, Inc.	1,118	327,272
Equifax, Inc.	1,326	337,931
Paychex, Inc.	2,327	326,292
Verisk Analytics, Inc.	1,172	322,804
		1,314,299
Real Estate Management & Development–0.62%
†CBRE Group, Inc. Class A	16,876	2,215,650
†CoStar Group, Inc.	4,670	334,325
		2,549,975
Residential REITs–0.16%
AvalonBay Communities, Inc.	1,439	316,537
Equity Residential	4,521	324,427
		640,964
Retail REITs–0.15%
Realty Income Corp.	5,885	314,318
Simon Property Group, Inc.	1,826	314,455
		628,773
Semiconductors & Semiconductor Equipment–3.70%
†Advanced Micro Devices, Inc.	2,466	297,868
Analog Devices, Inc.	8,861	1,882,608
Applied Materials, Inc.	1,970	320,381
Broadcom, Inc.	7,396	1,714,689
†GLOBALFOUNDRIES, Inc.	8,058	345,769
Intel Corp.	13,664	273,963
KLA Corp.	541	340,895
Lam Research Corp.	23,821	1,720,591
Marvell Technology, Inc.	31,016	3,425,717
Microchip Technology, Inc.	23,185	1,329,660
Micron Technology, Inc.	13,093	1,101,907
Monolithic Power Systems, Inc.	580	343,186
NVIDIA Corp.	2,343	314,641
NXP Semiconductors NV	4,453	925,556
LVIP Invesco Select Equity Income Managed Volatility Fund-5

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†ON Semiconductor Corp.	5,086	$320,672
QUALCOMM, Inc.	2,073	318,454
Texas Instruments, Inc.	1,639	307,329
		15,283,886
Software–3.96%
†Adobe, Inc.	661	293,933
†ANSYS, Inc.	991	334,294
†Autodesk, Inc.	1,112	328,674
†Cadence Design Systems, Inc.	1,148	344,928
†Crowdstrike Holdings, Inc. Class A	978	334,632
†Datadog, Inc. Class A	2,615	373,657
†Fair Isaac Corp.	145	288,685
†Fortinet, Inc.	3,532	333,703
†HubSpot, Inc.	491	342,114
Intuit, Inc.	2,096	1,317,336
Microsoft Corp.	10,481	4,417,742
Oracle Corp.	12,211	2,034,841
†Palantir Technologies, Inc. Class A	5,016	379,360
†Palo Alto Networks, Inc.	1,719	312,789
Roper Technologies, Inc.	600	311,910
Salesforce, Inc.	10,887	3,639,851
†ServiceNow, Inc.	326	345,599
†Synopsys, Inc.	632	306,748
†Workday, Inc. Class A	1,255	323,828
		16,364,624
Specialized REITs–1.08%
American Tower Corp.	5,982	1,097,159
Crown Castle, Inc.	3,205	290,886
Digital Realty Trust, Inc.	1,852	328,415
Equinix, Inc.	367	346,041
Extra Space Storage, Inc.	2,022	302,491
Public Storage	986	295,248
SBA Communications Corp.	1,505	306,719
VICI Properties, Inc.	10,406	303,959
Weyerhaeuser Co.	42,341	1,191,899
		4,462,817
Specialty Retail–1.41%
†AutoZone, Inc.	107	342,614
Home Depot, Inc.	815	317,027
Lowe's Cos., Inc.	12,519	3,089,689
†O'Reilly Automotive, Inc.	271	321,352
Ross Stores, Inc.	2,342	354,274
TJX Cos., Inc.	8,435	1,019,032
†Ulta Beauty, Inc.	902	392,307
		5,836,295
Technology Hardware, Storage & Peripherals–0.52%
Apple, Inc.	1,465	366,865
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals (continued)
Dell Technologies, Inc. Class C	2,528	$291,327
Hewlett Packard Enterprise Co.	15,791	337,138
HP, Inc.	9,061	295,660
NetApp, Inc.	2,839	329,551
†Super Micro Computer, Inc.	17,793	542,331
		2,162,872
Textiles, Apparel & Luxury Goods–0.17%
†Lululemon Athletica, Inc.	1,029	393,500
NIKE, Inc. Class B	4,340	328,408
		721,908
Tobacco–1.19%
Altria Group, Inc.	5,949	311,073
Philip Morris International, Inc.	38,202	4,597,611
		4,908,684
Trading Companies & Distributors–0.66%
AerCap Holdings NV	7,363	704,639
Fastenal Co.	4,065	292,314
Ferguson Enterprises, Inc.	6,624	1,149,728
United Rentals, Inc.	389	274,027
WW Grainger, Inc.	278	293,026
		2,713,734
Water Utilities–0.07%
American Water Works Co., Inc.	2,479	308,611
		308,611
Wireless Telecommunication Services–0.42%
T-Mobile U.S., Inc.	7,766	1,714,189
		1,714,189
Total Common Stock (Cost $235,009,797)		334,222,512
CONVERTIBLE PREFERRED STOCK–0.08%
†AMG Capital Trust II 5.15%, expiration date 10/15/37	6,068	332,678
Total Convertible Preferred Stock (Cost $294,815)		332,678

	Principal Amount°
AGENCY OBLIGATION–0.02%
Federal Home Loan Mortgage Corp. 6.75% 3/15/31	68,000	76,096
Total Agency Obligation (Cost $83,964)		76,096
LVIP Invesco Select Equity Income Managed Volatility Fund-6

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS–3.41%
Biotechnology–0.23%
Alnylam Pharmaceuticals, Inc. 1.00%, exercise price $1.00 9/15/27	509,000	$541,048
Halozyme Therapeutics, Inc. 0.25%, exercise price $0.25 3/1/27	426,000	406,280
		947,328
Commercial Services–0.29%
Block, Inc. 0.13%, exercise price $0.13 3/1/25	653,000	647,123
Global Payments, Inc. 1.50%, exercise price $1.50 3/1/31	586,000	573,694
		1,220,817
Electric–0.39%
FirstEnergy Corp. 4.00%, exercise price $4.00 5/1/26	777,000	779,719
PPL Capital Funding, Inc. 2.88%, exercise price $2.87 3/15/28	784,000	817,712
		1,597,431
Health Care Products–0.29%
Haemonetics Corp. 2.50%, exercise price $2.50 6/1/29	358,000	351,556
Integra LifeSciences Holdings Corp. 0.50%, exercise price $0.50 8/15/25	615,000	591,323
Merit Medical Systems, Inc. 3.00%, exercise price $3.00 2/1/29	206,000	259,886
		1,202,765
Internet–0.52%
^Airbnb, Inc. 0.00%, exercise price $0.01 3/15/26	857,000	803,866
Match Group Financeco 2, Inc. 0.88%, exercise price $0.87 6/15/26	250,000	234,375
Match Group Financeco 3, Inc. 2.00%, exercise price $2.00 1/15/30	277,000	238,054
Shopify, Inc. 0.13%, exercise price $0.13 11/1/25	502,000	511,036
Snap, Inc. 0.50%, exercise price $0.50 5/1/30	410,000	346,655
		2,133,986
Media–0.46%
Cable One, Inc.
^0.00% 3/15/26	780,000	723,840
1.13%, exercise price $1.13 3/15/28	407,000	334,757
	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS (continued)
Media (continued)
Liberty Broadband Corp. 3.13%, exercise price $3.12 3/31/53	476,000	$466,718
Liberty Media Corp.-Liberty Formula One 2.25%, exercise price $2.25 8/15/27	300,000	366,150
		1,891,465
Miscellaneous Manufacturing–0.11%
John Bean Technologies Corp. 0.25%, exercise price $0.25 5/15/26	475,000	471,675
		471,675
Oil & Gas–0.09%
Northern Oil & Gas, Inc. 3.63%, exercise price $3.63 4/15/29	305,000	357,003
		357,003
Pharmaceuticals–0.23%
Jazz Investments I Ltd.
2.00%, exercise price $2.00 6/15/26	607,000	615,195
3.13%, exercise price $3.12 9/15/30	296,000	318,496
		933,691
Semiconductors–0.35%
Microchip Technology, Inc. 0.75%, exercise price $0.75 6/1/30	933,000	857,894
MKS Instruments, Inc. 1.25%, exercise price $1.25 6/1/30	628,000	607,904
		1,465,798
Software–0.45%
^Bill Holdings, Inc. 0.00%, exercise price $0.01 4/1/30	315,000	310,433
CSG Systems International, Inc. 3.88%, exercise price $3.87 9/15/28	440,000	443,080
^Dropbox, Inc. 0.00% 3/1/26	768,000	759,552
Envestnet, Inc. 2.63%, exercise price $2.63 12/1/27	311,000	331,992
		1,845,057
Total Convertible Bonds (Cost $14,124,254)		14,067,016
CORPORATE BONDS–5.25%
Advertising–0.02%
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60% 4/15/26	80,000	78,882
		78,882
LVIP Invesco Select Equity Income Managed Volatility Fund-7

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Aerospace & Defense–0.17%
Boeing Co. 5.81% 5/1/50	265,000	$246,491
Lockheed Martin Corp.
3.55% 1/15/26	210,000	208,026
4.15% 6/15/53	54,000	43,152
5.20% 2/15/64	80,000	74,200
RTX Corp.
4.45% 11/16/38	28,000	24,911
6.40% 3/15/54	89,000	96,794
		693,574
Agriculture–0.07%
Altria Group, Inc. 5.80% 2/14/39	185,000	182,765
Philip Morris International, Inc. 4.88% 11/15/43	108,000	96,602
		279,367
Airlines–0.02%
♦American Airlines Pass-Through Trust 3.70% 4/1/28	19,305	18,768
AS Mileage Plan IP Ltd.
5.02% 10/20/29	12,000	11,689
5.31% 10/20/31	14,000	13,669
♦United Airlines Pass-Through Trust
3.50% 9/1/31	34,079	31,824
3.75% 3/3/28	23,957	23,484
		99,434
Auto Manufacturers–0.13%
General Motors Co. 6.60% 4/1/36	186,000	195,238
General Motors Financial Co., Inc. 5.25% 3/1/26	44,000	44,122
Honda Motor Co. Ltd. 2.97% 3/10/32	83,000	71,963
Toyota Motor Credit Corp. 4.55% 8/7/26	225,000	225,152
		536,475
Banks–0.65%
Bank of America Corp.
μ2.57% 10/20/32	137,000	115,597
3.25% 10/21/27	275,000	265,034
Citigroup, Inc.
μ3.67% 7/24/28	49,000	47,464
4.75% 5/18/46	34,000	29,876
5.30% 5/6/44	22,000	20,708
6.68% 9/13/43	299,000	328,135
μCitizens Financial Group, Inc. 6.65% 4/25/35	45,000	47,440
Goldman Sachs Group, Inc.
μ2.91% 7/21/42	50,000	34,740
4.25% 10/21/25	275,000	273,483
μ5.02% 10/23/35	71,000	67,948
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
JPMorgan Chase & Co.
3.20% 6/15/26	36,000	$35,319
μ3.51% 1/23/29	327,000	313,717
μ3.90% 1/23/49	102,000	78,582
μ4.26% 2/22/48	46,000	38,087
Morgan Stanley 4.00% 7/23/25	61,000	60,750
PNC Financial Services Group, Inc.
3.45% 4/23/29	291,000	275,366
μ6.88% 10/20/34	65,000	70,951
U.S. Bancorp 3.10% 4/27/26	208,000	203,540
Wells Fargo & Co.
3.55% 9/29/25	59,000	58,524
4.10% 6/3/26	40,000	39,567
4.65% 11/4/44	333,000	280,295
		2,685,123
Beverages–0.07%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70% 2/1/36	91,000	86,315
4.90% 2/1/46	94,000	85,481
Heineken NV 3.50% 1/29/28	90,000	86,625
Molson Coors Beverage Co. 4.20% 7/15/46	34,000	27,141
		285,562
Biotechnology–0.11%
Amgen, Inc. 5.25% 3/2/25	115,000	115,062
Gilead Sciences, Inc. 3.65% 3/1/26	325,000	321,106
		436,168
Chemicals–0.00%
Sherwin-Williams Co. 4.50% 6/1/47	14,000	11,770
		11,770
Computers–0.06%
Apple, Inc. 3.35% 2/9/27	30,000	29,398
Dell International LLC/EMC Corp. 6.02% 6/15/26	125,000	126,792
Hewlett Packard Enterprise Co. 4.90% 10/15/25	90,000	89,992
		246,182
Cosmetics & Personal Care–0.02%
Kenvue, Inc. 5.05% 3/22/53	96,000	88,975
		88,975
Diversified Financial Services–1.00%
Air Lease Corp. 2.30% 2/1/25	230,000	229,435
Aviation Capital Group LLC 4.88% 10/1/25	66,000	65,912
Blackrock, Inc. 4.75% 5/25/33	210,000	205,632
LVIP Invesco Select Equity Income Managed Volatility Fund-8

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
GS Finance Corp.
^0.00% 7/19/29	890,000	$1,330,132
^0.00% 7/30/29	896,000	1,080,836
0.50% 4/11/28	890,000	1,132,739
Nasdaq, Inc. 5.95% 8/15/53	26,000	26,225
Synchrony Financial 3.95% 12/1/27	54,000	52,211
		4,123,122
Electric–0.18%
Constellation Energy Generation LLC 6.50% 10/1/53	43,000	45,548
Electricite de France SA 4.88% 1/22/44	84,000	72,546
Georgia Power Co. 3.70% 1/30/50	51,000	37,440
National Rural Utilities Cooperative Finance Corp. 2.75% 4/15/32	151,000	129,099
NextEra Energy Capital Holdings, Inc.
3.55% 5/1/27	50,000	48,726
5.75% 9/1/25	230,000	231,402
Oglethorpe Power Corp. 4.55% 6/1/44	52,000	42,738
PPL Electric Utilities Corp. 6.25% 5/15/39	4,000	4,306
Sempra 3.80% 2/1/38	54,000	44,630
Xcel Energy, Inc. 3.50% 12/1/49	143,000	98,418
		754,853
Electronics–0.07%
Avnet, Inc. 4.63% 4/15/26	64,000	63,593
Honeywell International, Inc. 4.50% 1/15/34	229,000	218,501
		282,094
Entertainment–0.11%
Warnermedia Holdings, Inc.
3.79% 3/15/25	248,000	247,251
5.05% 3/15/42	122,000	97,951
5.14% 3/15/52	152,000	112,937
		458,139
Food–0.04%
Ingredion, Inc. 6.63% 4/15/37	23,000	24,504
Sysco Corp. 3.75% 10/1/25	140,000	139,092
		163,596
Forest Products & Paper–0.01%
International Paper Co. 6.00% 11/15/41	22,000	22,502
		22,502
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Gas–0.01%
NiSource, Inc. 4.38% 5/15/47	54,000	$44,137
		44,137
Health Care Products–0.08%
Boston Scientific Corp. 1.90% 6/1/25	315,000	311,322
Medtronic, Inc. 4.38% 3/15/35	23,000	21,587
		332,909
Health Care Services–0.08%
Cigna Group 4.80% 8/15/38	253,000	229,357
UnitedHealth Group, Inc. 3.50% 8/15/39	135,000	106,768
		336,125
Insurance–0.36%
Allstate Corp. 3.28% 12/15/26	28,000	27,356
American National Group, Inc. 5.00% 6/15/27	244,000	242,695
Brighthouse Financial, Inc. 3.85% 12/22/51	292,000	189,836
GA Global Funding Trust 5.50% 1/8/29	174,000	175,720
Global Atlantic Fin Co. 6.75% 3/15/54	35,000	35,519
Liberty Mutual Group, Inc. 3.95% 5/15/60	88,000	59,028
Markel Group, Inc.
5.00% 3/30/43	34,000	29,958
5.00% 5/20/49	273,000	237,490
Nationwide Financial Services, Inc. 5.30% 11/18/44	40,000	36,690
Pacific Life Global Funding II 5.50% 8/28/26	191,000	193,596
PartnerRe Finance B LLC 3.70% 7/2/29	210,000	198,347
Prudential Financial, Inc. 3.91% 12/7/47	14,000	10,670
Travelers Cos., Inc. 4.60% 8/1/43	60,000	53,010
		1,489,915
Internet–0.10%
Amazon.com, Inc. 2.88% 5/12/41	244,000	179,109
Meta Platforms, Inc. 5.60% 5/15/53	214,000	213,947
		393,056
Machinery Diversified–0.01%
Rockwell Automation, Inc. 1.75% 8/15/31	50,000	41,007
		41,007
LVIP Invesco Select Equity Income Managed Volatility Fund-9

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media–0.17%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.91% 7/23/25	19,000	$18,977
Comcast Corp.
2.89% 11/1/51	34,000	20,449
2.94% 11/1/56	24,000	13,979
3.15% 3/1/26	159,000	156,564
3.90% 3/1/38	74,000	62,214
4.15% 10/15/28	315,000	307,199
Cox Communications, Inc. 2.95% 10/1/50	58,000	33,670
Discovery Communications LLC 4.90% 3/11/26	53,000	52,830
TWDC Enterprises 18 Corp. 3.00% 2/13/26	53,000	52,169
		718,051
Mining–0.01%
Rio Tinto Finance USA Ltd. 7.13% 7/15/28	18,000	19,322
		19,322
Oil & Gas–0.19%
BP Capital Markets America, Inc. 2.94% 6/4/51	208,000	128,772
Chevron Corp. 2.95% 5/16/26	135,000	132,364
ConocoPhillips Co. 4.15% 11/15/34	20,000	18,248
Diamondback Energy, Inc. 5.75% 4/18/54	74,000	69,444
Exxon Mobil Corp.
2.71% 3/6/25	78,000	77,752
3.04% 3/1/26	156,000	153,547
Shell International Finance BV 3.25% 5/11/25	156,000	155,319
Valero Energy Corp. 4.00% 6/1/52	77,000	54,888
		790,334
Pharmaceuticals–0.24%
AbbVie, Inc.
4.05% 11/21/39	223,000	190,516
4.50% 5/14/35	64,000	59,935
Becton Dickinson & Co. 4.88% 5/15/44	35,000	30,163
Bristol-Myers Squibb Co.
4.13% 6/15/39	108,000	93,224
6.25% 11/15/53	85,000	90,047
♦CVS Pass-Through Trust 6.04% 12/10/28	102,319	102,879
GlaxoSmithKline Capital, Inc. 6.38% 5/15/38	6,000	6,503
Mead Johnson Nutrition Co. 4.13% 11/15/25	4,000	3,983
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Pfizer Investment Enterprises Pte. Ltd. 4.45% 5/19/26	95,000	$94,857
Zoetis, Inc.
4.70% 2/1/43	32,000	28,438
5.40% 11/14/25	300,000	301,570
		1,002,115
Pipelines–0.18%
Cameron LNG LLC 3.70% 1/15/39	90,000	72,542
Energy Transfer LP
4.90% 3/15/35	32,000	30,124
5.00% 5/15/50	106,000	89,926
5.30% 4/1/44	58,000	51,876
6.40% 12/1/30	70,000	73,964
Enterprise Products Operating LLC
4.25% 2/15/48	68,000	54,554
6.45% 9/1/40	2,000	2,153
Kinder Morgan, Inc.
4.30% 6/1/25	125,000	124,707
5.30% 12/1/34	38,000	37,011
MPLX LP 4.50% 4/15/38	78,000	67,980
Spectra Energy Partners LP 4.50% 3/15/45	48,000	39,473
Texas Eastern Transmission LP 7.00% 7/15/32	16,000	17,501
Williams Cos., Inc. 5.40% 3/2/26	69,000	69,465
		731,276
Private Equity–0.05%
Brookfield Corp. 4.00% 1/15/25	40,000	39,984
KKR Group Finance Co. III LLC 5.13% 6/1/44	28,000	25,578
KKR Group Finance Co. XII LLC 4.85% 5/17/32	161,000	155,174
		220,736
Real Estate Investment Trusts–0.31%
American Tower Corp. 1.60% 4/15/26	137,000	131,566
Brixmor Operating Partnership LP 5.50% 2/15/34	144,000	142,595
Crown Castle, Inc.
2.50% 7/15/31	224,000	188,646
4.75% 5/15/47	4,000	3,389
CubeSmart LP 2.50% 2/15/32	166,000	138,685
EPR Properties 4.75% 12/15/26	154,000	152,682
Extra Space Storage LP
3.50% 7/1/26	40,000	39,254
5.70% 4/1/28	53,000	54,105
LVIP Invesco Select Equity Income Managed Volatility Fund-10

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Kimco Realty OP LLC 3.20% 4/1/32	185,000	$162,347
Regency Centers LP
2.95% 9/15/29	240,000	220,000
4.65% 3/15/49	69,000	58,338
		1,291,607
Retail–0.16%
Home Depot, Inc. 5.13% 4/30/25	300,000	300,531
Lowe's Cos., Inc. 4.25% 4/1/52	72,000	56,192
Starbucks Corp. 3.55% 8/15/29	300,000	284,022
Walgreens Boots Alliance, Inc. 4.50% 11/18/34	40,000	30,390
		671,135
Semiconductors–0.10%
Broadcom, Inc. 3.47% 4/15/34	60,000	52,000
Marvell Technology, Inc. 2.45% 4/15/28	192,000	177,109
Micron Technology, Inc.
3.37% 11/1/41	28,000	20,455
4.66% 2/15/30	100,000	97,602
NXP BV/NXP Funding LLC 5.35% 3/1/26	64,000	64,248
		411,414
Software–0.16%
Electronic Arts, Inc. 4.80% 3/1/26	145,000	145,034
Microsoft Corp.
3.13% 11/3/25	100,000	98,956
3.50% 2/12/35	36,000	32,620
Oracle Corp. 3.60% 4/1/40	175,000	136,824
Salesforce, Inc. 2.70% 7/15/41	167,000	117,640
Take-Two Interactive Software, Inc. 3.70% 4/14/27	51,000	49,772
Workday, Inc. 3.50% 4/1/27	76,000	74,083
		654,929
Telecommunications–0.21%
AT&T, Inc.
3.55% 9/15/55	14,000	9,416
3.80% 12/1/57	161,000	111,075
4.30% 2/15/30	30,000	29,054
Cisco Systems, Inc. 5.30% 2/26/54	50,000	48,601
Rogers Communications, Inc.
4.30% 2/15/48	136,000	106,313
4.50% 3/15/43	52,000	43,177
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.74% 9/20/29	15,000	14,991
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
T-Mobile USA, Inc.
2.70% 3/15/32	170,000	$143,943
3.40% 10/15/52	118,000	78,715
6.00% 6/15/54	46,000	46,624
Verizon Communications, Inc.
3.40% 3/22/41	92,000	69,579
4.78% 2/15/35	184,000	175,155
		876,643
Transportation–0.10%
Canadian Pacific Railway Co. 3.00% 12/2/41	63,000	45,737
FedEx Corp. 4.90% 1/15/34	38,000	36,981
Norfolk Southern Corp.
3.40% 11/1/49	103,000	71,194
5.35% 8/1/54	50,000	47,603
Union Pacific Corp.
3.20% 5/20/41	161,000	120,526
3.84% 3/20/60	51,000	36,448
4.15% 1/15/45	39,000	31,084
United Parcel Service, Inc. 3.40% 11/15/46	22,000	15,926
		405,499
Total Corporate Bonds (Cost $22,716,121)		21,676,028
U.S. TREASURY OBLIGATIONS–3.68%
U.S. Treasury Bonds
4.50% 2/15/36	1,088,200	1,086,629
4.50% 8/15/39	3,600	3,504
4.38% 5/15/40	7,200	6,887
4.25% 8/15/54	489,900	447,377
4.63% 11/15/44	984,300	954,387
U.S. Treasury Notes
4.25% 11/15/34	246,000	239,588
4.00% 12/15/27	1,792,500	1,778,715
4.50% 12/31/31	2,118,200	2,119,963
4.38% 12/31/29	297,200	297,051
4.25% 12/31/26	8,261,700	8,262,379
Total U.S. Treasury Obligations (Cost $15,462,172)		15,196,480

	Number of Shares
Money Market Fund–6.20%
State Street Institutional U.S. Government Money Market Fund –Premier Class (seven-day effective yield 4.43%)	25,591,407	25,591,407
Total Money Market Fund (Cost $25,591,407)		25,591,407

LVIP Invesco Select Equity Income Managed Volatility Fund-11

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENT–0.00%
U.S. TREASURY OBLIGATIONS–0.00%
≠U.S. Treasury Bills 4.85% 1/30/25	20,000	$19,925
		19,925
Total Short-Term Investment (Cost $19,925)		19,925

TOTAL INVESTMENTS–99.61% (Cost $313,302,455)	411,182,142
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.39%	1,598,239
NET ASSETS APPLICABLE TO 30,801,687 SHARES OUTSTANDING–100.00%	$412,780,381
NET ASSET VALUE PER SHARE–LVIP INVESCO SELECT EQUITY INCOME MANAGED VOLATILITY FUND STANDARD CLASS ($3,490,464 / 259,945 Shares)	$13.428
NET ASSET VALUE PER SHARE–LVIP INVESCO SELECT EQUITY INCOME MANAGED VOLATILITY FUND SERVICE CLASS ($409,289,917 / 30,541,742 Shares)	$13.401
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$290,098,208
Distributable earnings/(accumulated loss)	122,682,173
TOTAL NET ASSETS	$412,780,381

†Non-income producing.
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
^Zero coupon security.
♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2024. Rate will reset at a future date.
≠The rate shown is the effective yield at the time of purchase.

★Includes $870,505 cash collateral held at broker for futures contracts, $44,256 expense reimbursement receivable from Lincoln Financial
Investments Corporation, $10,428 payable for securities purchased, $143,049 payable for fund shares redeemed, $42,300 other accrued expenses payable, $339,603 due to manager and affiliates, $23,673 variation margin due to broker on futures contracts, $25,588 payable for audit fee and $44,120 payable for fund accounting fee as of December 31, 2024.

LVIP Invesco Select Equity Income Managed Volatility Fund-12

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)

The following foreign currency exchange contracts and futures contracts were outstanding at December 31, 2024:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	CAD	859,023	USD	(595,942)	1/6/25	$1,789	$—
BNYM	CAD	(859,023)	USD	596,605	2/6/25	—	(1,810)
BNYM	EUR	(1,007,292)	USD	1,064,065	1/6/25	20,409	—
BNYM	GBP	(733,550)	USD	931,145	1/6/25	12,863	—
SSB	CAD	(998,791)	USD	713,352	1/6/25	18,366	—
SSB	CAD	152,901	USD	(107,365)	1/6/25	—	(973)
SSB	CAD	(13,133)	USD	9,132	1/6/25	—	(6)
SSB	EUR	66,888	USD	(70,329)	1/6/25	—	(1,025)
SSB	EUR	(30,916)	USD	32,020	1/6/25	—	(12)
SSB	EUR	(94,397)	USD	98,349	1/6/25	544	—
SSB	EUR	(1,089,067)	USD	1,136,860	2/6/25	7,074	—
SSB	GBP	89,662	USD	(113,758)	1/6/25	—	(1,516)
SSB	GBP	(24,265)	USD	30,906	1/6/25	530	—
SSB	GBP	(668,153)	USD	839,421	2/6/25	3,212	—
Total Foreign Currency Exchange Contracts						$64,787	$(5,342)
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
2	British Pound	$156,287	$159,316	3/17/25	$—	$(3,029)
2	Euro	259,713	263,800	3/17/25	—	(4,087)
3	Japanese Yen	240,375	249,731	3/17/25	—	(9,356)
					—	(16,472)
Equity Contracts:
3	E-mini MSCI Emerging Markets Index	161,070	167,785	3/21/25	—	(6,715)
2	E-mini Russell 2000 Index	224,980	242,599	3/21/25	—	(17,619)
29	E-mini S&P 500 Index	8,606,837	8,932,478	3/21/25	—	(325,641)
16	E-mini S&P MidCap 400 Index	5,034,720	5,362,327	3/21/25	—	(327,607)
6	Euro STOXX 50 Index	303,359	310,856	3/21/25	—	(7,497)
2	FTSE 100 Index	204,823	209,295	3/21/25	—	(4,472)
1	Nikkei 225 Index (OSE)	253,583	249,773	3/13/25	3,811	—
					3,811	(689,551)
Total Futures Contracts					$3,811	$(706,023)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2024.

Summary of Abbreviations:
ADR–American Depositary Receipt
BNYM–BNY Mellon
CAD–Canadian Dollar
EUR–Euro
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
IT–Information Technology
LNG–Liquefied Natural Gas
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
REIT–Real Estate Investment Trust
LVIP Invesco Select Equity Income Managed Volatility Fund-13

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
Summary of Abbreviations: (continued)
S&P–Standard & Poor’s
SSB–State Street Bank
USD–United States Dollar
See accompanying notes, which are an integral part of the financial statements.
LVIP Invesco Select Equity Income Managed Volatility Fund-14

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Dividends	$7,222,084
Interest	3,234,583
Foreign taxes withheld	(46,470)
10,410,197
EXPENSES:
Management fees	2,451,157
Distribution fees-Service Class	1,506,526
Shareholder servicing fees	125,812
Accounting and administration expenses	118,009
Professional fees	41,136
Custodian fees	40,045
Pricing fees	25,256
Reports and statements to shareholders	17,429
Trustees’ fees and expenses	13,906
Consulting fees	13,402
Other	17,408
4,370,086
Less:
Expenses reimbursed	(412,403)
Total operating expenses	3,957,683
NET INVESTMENT INCOME	6,452,514
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	30,287,250
Foreign currencies	8,421
Foreign currency exchange contracts	94,533
Futures contracts	3,662,647
Net realized gain	34,052,851
Net change in unrealized appreciation (depreciation) of:
Investments	13,373,217
Foreign currencies	(15,641)
Foreign currency exchange contracts	80,578
Futures contracts	(1,621,617)
Net change in unrealized appreciation (depreciation)	11,816,537
NET REALIZED AND UNREALIZED GAIN	45,869,388
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$52,321,902
See accompanying notes, which are an integral part of the financial statements.

LVIP Invesco Select Equity Income Managed Volatility Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/24	12/31/23
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$6,452,514	$7,194,862
Net realized gain	34,052,851	13,782,300
Net change in unrealized appreciation (depreciation)	11,816,537	27,381,837
Net increase in net assets resulting from operations	52,321,902	48,358,999
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(210,749)	(200,756)
Service Class	(23,940,509)	(27,363,848)
	(24,151,258)	(27,564,604)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,054,671	369,170
Service Class	8,462,300	17,083,972
Reinvestment of dividends and distributions:
Standard Class	210,749	200,756
Service Class	23,940,509	27,363,848
	33,668,229	45,017,746
Cost of shares redeemed:
Standard Class	(1,106,176)	(320,347)
Service Class	(88,873,637)	(66,636,226)
	(89,979,813)	(66,956,573)
Decrease in net assets derived from capital share transactions	(56,311,584)	(21,938,827)
NET DECREASE IN NET ASSETS	(28,140,940)	(1,144,432)
NET ASSETS:
Beginning of year	440,921,321	442,065,753
End of year	$412,780,381	$440,921,321
See accompanying notes, which are an integral part of the financial statements.
LVIP Invesco Select Equity Income Managed Volatility Fund-15

LVIP Invesco Select Equity Income Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Invesco Select Equity Income Managed Volatility Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20[1]
Net asset value, beginning of period	$12.630	$12.052	$14.468	$12.356	$11.938
Income (loss) from investment operations:
Net investment income[2]	0.248	0.246	0.213	0.169	0.192
Net realized and unrealized gain (loss)	1.392	1.182	(1.284)	2.376	0.643
Total from investment operations	1.640	1.428	(1.071)	2.545	0.835
Less dividends and distributions from:
Net investment income	(0.278)	(0.262)	(0.233)	(0.207)	(0.188)
Net realized gain	(0.564)	(0.588)	(1.112)	(0.226)	(0.229)
Total dividends and distributions	(0.842)	(0.850)	(1.345)	(0.433)	(0.417)
Net asset value, end of period	$13.428	$12.630	$12.052	$14.468	$12.356
Total return[3]	13.06%	12.18%	(6.92% )	20.60%	7.32%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,490	$3,131	$2,741	$3,262	$2,797
Ratio of expenses to average net assets	0.57%	0.57%	0.57%	0.57%	0.57%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.67%	0.67%	0.67%	0.66%	0.72%
Ratio of net investment income to average net assets	1.83%	1.99%	1.61%	1.21%	1.72%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.73%	1.89%	1.51%	1.12%	1.57%
Portfolio turnover	74%	75%	74%	86%	65%

[1]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Invesco Select Equity Income Managed Volatility Fund-16

LVIP Invesco Select Equity Income Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Invesco Select Equity Income Managed Volatility Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20[1]
Net asset value, beginning of period	$12.605	$12.031	$14.447	$12.338	$11.925
Income (loss) from investment operations:
Net investment income[2]	0.200	0.202	0.166	0.120	0.152
Net realized and unrealized gain (loss)	1.388	1.178	(1.282)	2.370	0.638
Total from investment operations	1.588	1.380	(1.116)	2.490	0.790
Less dividends and distributions from:
Net investment income	(0.228)	(0.218)	(0.188)	(0.155)	(0.148)
Net realized gain	(0.564)	(0.588)	(1.112)	(0.226)	(0.229)
Total dividends and distributions	(0.792)	(0.806)	(1.300)	(0.381)	(0.377)
Net asset value, end of period	$13.401	$12.605	$12.031	$14.447	$12.338
Total return[3]	12.66%	11.79%	(7.26% )	20.19%	6.94%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$409,290	$437,790	$439,324	$525,078	$507,139
Ratio of expenses to average net assets	0.92%	0.92%	0.92%	0.92%	0.92%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.02%	1.02%	1.02%	1.01%	1.07%
Ratio of net investment income to average net assets	1.48%	1.64%	1.26%	0.86%	1.37%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.38%	1.54%	1.16%	0.77%	1.22%
Portfolio turnover	74%	75%	74%	86%	65%

[1]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Invesco Select Equity Income Managed Volatility Fund-17

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder  of any other series. These financial statements and the related notes pertain to the LVIP Invesco Select Equity Income Managed Volatility Fund (the “Fund”).  The financial statements of the Trust’s other series are included in separate reports to their shareholders.  The Trust is an open-end  investment company. The Fund is a diversified management investment company registered  under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln  Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in
LVIP Invesco Select Equity Income Managed Volatility Fund-18

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of December 31, 2024, the value and cost of foreign currency held by the LVIP Invesco Select Equity Income Managed Volatility Fund is $31,037 and $31,589 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.565% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.565% of the Fund’s average daily net assets for the Standard Class and 0.915% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended December 31, 2024, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2025	2026	2027	Total
LFI	$448,941	$419,391	$412,403	$1,280,735
LVIP Invesco Select Equity Income Managed Volatility Fund-19

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Invesco Advisers, Inc. ("Invesco Advisers") and Invesco Capital Management, LLC ("Invesco Capital") are sub-advisers to the Fund with each responsible for the day-to-day management of a portion of the Fund's investment portfolio. For these services, LFI, not the Fund, pays Invesco Advisers and Invesco Captial a fee based on their managed portions of the Fund's average daily net assets.
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$35,973
Legal	5,463
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $6,422 for the year ended December 31, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2024, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$44,256
Management fees payable to LFI	203,895
Distribution fees payable to LFD	125,243
Shareholder servicing fees payable to Lincoln Life	10,465
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   For the year ended December 31, 2024, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
During the year ended December 31, 2024, the Portfolio paid brokerage commissions to affiliated brokers/dealers:
Affiliate	Commission
Invesco Capital Markets, Inc.	$11,377
3. Investments
For the year ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$117,202,521
Purchases of U.S. government securities	181,984,661
Sales other than U.S. government securities	181,246,907
Sales of U.S. government securities	183,624,512
LVIP Invesco Select Equity Income Managed Volatility Fund-20

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments and derivatives	$316,999,322
Aggregate unrealized appreciation of investments and derivatives	$103,506,440
Aggregate unrealized depreciation of investments and derivatives	(9,335,056)
Net unrealized appreciation of investments and derivatives	$94,171,384
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$8,878,819	$—	$—	$8,878,819
Air Freight & Logistics	1,992,996	—	—	1,992,996
Automobile Components	376,609	—	—	376,609
Automobiles	2,445,728	—	—	2,445,728
Banks	25,357,906	—	—	25,357,906
Beverages	3,075,432	—	—	3,075,432
Biotechnology	4,231,705	—	—	4,231,705
Broadline Retail	3,785,675	—	—	3,785,675
Building Products	6,353,373	—	—	6,353,373
Capital Markets	17,691,693	—	—	17,691,693
Chemicals	6,149,138	—	—	6,149,138
Commercial Services & Supplies	1,550,891	—	—	1,550,891
Communications Equipment	3,550,832	—	—	3,550,832
Construction & Engineering	321,739	—	—	321,739
Construction Materials	2,606,222	—	—	2,606,222
Consumer Finance	4,652,979	—	—	4,652,979
Consumer Staples Distribution & Retail	11,391,724	—	—	11,391,724
Containers & Packaging	1,303,724	—	—	1,303,724
Distributors	1,035,194	—	—	1,035,194
Diversified Telecommunication Services	2,231,245	1,160,410	—	3,391,655
Electric Utilities	12,241,610	—	—	12,241,610
Electrical Equipment	6,991,448	1,228,681	—	8,220,129
Electronic Equipment, Instruments & Components	4,659,632	—	—	4,659,632
Energy Equipment & Services	917,924	—	—	917,924
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LVIP Invesco Select Equity Income Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Entertainment	$6,140,581	$—	$—	$6,140,581
Financial Services	7,656,492	—	—	7,656,492
Food Products	2,935,252	—	—	2,935,252
Ground Transportation	7,368,107	—	—	7,368,107
Health Care Equipment & Supplies	12,270,064	—	—	12,270,064
Health Care Providers & Services	11,628,461	—	—	11,628,461
Health Care REITs	916,910	—	—	916,910
Health Care Technology	324,836	—	—	324,836
Hotels, Restaurants & Leisure	8,175,496	—	—	8,175,496
Household Durables	885,866	—	—	885,866
Household Products	2,220,031	—	—	2,220,031
Industrial Conglomerates	655,720	—	—	655,720
Industrial REITs	2,360,809	—	—	2,360,809
Insurance	12,175,157	—	—	12,175,157
Interactive Media & Services	3,952,797	—	—	3,952,797
IT Services	2,772,530	—	—	2,772,530
Life Sciences Tools & Services	2,704,524	733,076	—	3,437,600
Machinery	8,060,680	—	—	8,060,680
Media	3,387,279	—	—	3,387,279
Metals & Mining	1,797,823	—	—	1,797,823
Multi-Utilities	3,387,922	—	—	3,387,922
Oil, Gas & Consumable Fuels	20,895,488	—	—	20,895,488
Passenger Airlines	314,177	—	—	314,177
Personal Care Products	1,227,440	—	—	1,227,440
Pharmaceuticals	13,480,034	—	—	13,480,034
Professional Services	1,314,299	—	—	1,314,299
Real Estate Management & Development	2,549,975	—	—	2,549,975
Residential REITs	640,964	—	—	640,964
Retail REITs	628,773	—	—	628,773
Semiconductors & Semiconductor Equipment	15,283,886	—	—	15,283,886
Software	16,364,624	—	—	16,364,624
Specialized REITs	4,462,817	—	—	4,462,817
Specialty Retail	5,836,295	—	—	5,836,295
Technology Hardware, Storage & Peripherals	2,162,872	—	—	2,162,872
Textiles, Apparel & Luxury Goods	721,908	—	—	721,908
Tobacco	4,908,684	—	—	4,908,684
Trading Companies & Distributors	2,713,734	—	—	2,713,734
Water Utilities	308,611	—	—	308,611
Wireless Telecommunication Services	1,714,189	—	—	1,714,189
Convertible Preferred Stock	332,678	—	—	332,678
Agency Obligation	—	76,096	—	76,096
Convertible Bonds	—	14,067,016	—	14,067,016
Corporate Bonds	—	21,676,028	—	21,676,028
U.S. Treasury Obligations	—	15,196,480	—	15,196,480
Money Market Fund	25,591,407	—	—	25,591,407
Short-Term Investment	—	19,925	—	19,925
Total Investments	$357,024,430	$54,157,712	$—	$411,182,142
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$64,787	$—	$64,787
Futures Contract	$3,811	$—	$—	$3,811
Liabilities:
Foreign Currency Exchange Contracts	$—	$(5,342)	$—	$(5,342)
Futures Contracts	$(706,023)	$—	$—	$(706,023)
There were no Level 3 investments at the end of the year.
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LVIP Invesco Select Equity Income Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
As a result of utilizing International fair value pricing at December 31, 2024, a portion of the Fund’s common stock investments was categorized as Level 2.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale and straddle loss deferrals, foreign currency gains/losses, mark-to-market adjustments on certain derivatives, mark-to-market adjustments on passive foreign investment companies (PFICs), adjustments related to distributions from underlying real estate investment trusts (REITS) and regulated investment companies (RICS), and premium amortization adjustments on certain debt instruments.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Year Ended
	12/31/24	12/31/23
Ordinary income	$11,546,038	$9,034,465
Long-term capital gains	12,605,220	18,530,139
Total	$24,151,258	$27,564,604
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$983,179
Undistributed long-term capital gains	27,538,603
Other temporary differences	(10,993)
Net unrealized appreciation	94,171,384
Distributable earnings/(accumulated loss)	$122,682,173
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, there were no permanent differences requiring a reclassification.
At December 31, 2024, the Fund had no capital loss carryforwards for federal income tax purposes.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/24	12/31/23
Shares sold:
Standard Class	76,706	30,113
Service Class	630,315	1,386,328
Shares reinvested:
Standard Class	15,628	16,368
Service Class	1,779,572	2,243,940
	2,502,221	3,676,749
Shares redeemed:
Standard Class	(80,290)	(26,050)
Service Class	(6,599,284)	(5,414,749)
	(6,679,574)	(5,440,799)
Net decrease	(4,177,353)	(1,764,050)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
LVIP Invesco Select Equity Income Managed Volatility Fund-23

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes to Financial Statements (continued)
 7. Line of Credit (continued)
Effective, February 12, 2025, the line of credit was renewed.
The Fund had no amounts outstanding as of December 31, 2024, or at any time during the year.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the year ended December 31, 2024, the Fund entered into foreign currency exchange contracts and foreign cross currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2024, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
LVIP Invesco Select Equity Income Managed Volatility Fund-24

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
Fair values of derivative instruments as of December 31, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$64,787	Receivables and other assets net of liabilities	$(5,342)
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	3,811	Receivables and other assets net of liabilities	(689,551)
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(16,472)
Total		$68,598		$(711,365)
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$94,533	$80,578
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	3,716,255	(1,609,382)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(30,440)	(37,320)
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(23,168)	25,085
Total		$3,757,180	$(1,541,039)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2024.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$1,743,346	$6,037,124
Futures contracts (average notional value)	17,766,354	397,103
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
LVIP Invesco Select Equity Income Managed Volatility Fund-25

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes to Financial Statements (continued)
9. Risk Factors
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the year ended December 31, 2024. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
LVIP Invesco Select Equity Income Managed Volatility Fund-26

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes to Financial Statements (continued)
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Invesco Select Equity Income Managed Volatility Fund-27

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP Invesco Select Equity Income Managed Volatility Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP Invesco Select Equity Income Managed Volatility Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, and others; when replies were not received from others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP Invesco Select Equity Income Managed Volatility Fund–28

LVIP JPMorgan Core Bond Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP JPMorgan Core Bond Fund

LVIP JPMorgan Core Bond Fund
Statement of Net Assets
December 31, 2024

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.87%
•Fannie Mae Connecticut Avenue Securities
Series 2021-R01 1M2 6.12% (SOFR30A + 1.55%) 10/25/41	763,876	$768,158
Series 2022-R03 1M2 8.07% (SOFR30A + 3.50%) 3/25/42	760,000	797,359
Series 2023-R06 1M2 7.27% (SOFR30A + 2.70%) 7/25/43	1,550,000	1,609,292
Fannie Mae Grantor Trust Series 2017-T1 A 2.90% 6/25/27	661,523	628,722
Fannie Mae REMIC Trust
~^Series 1999-W1 0.00% 2/25/29	4,599	3,923
Series 1999-W4 A9 6.25% 2/25/29	20,196	20,303
Series 2002-W7 A4 6.00% 6/25/29	74,393	74,600
•Series 2003-W1 1A1 4.76% 12/25/42	88,527	85,451
•Series 2003-W1 2A 5.16% 12/25/42	13,520	13,070
Fannie Mae REMICs
Series 1997-39 PD 7.50% 5/20/27	824	844
Series 1997-46 PL 6.00% 7/18/27	1,260	1,271
Series 1998-36 ZB 6.00% 7/18/28	673	682
Series 1998-46 GZ 6.50% 8/18/28	1,979	2,023
Series 1998-58 PC 6.50% 10/25/28	6,453	6,598
*Series 1999-39 JH 6.50% 8/25/29	12,672	1,063
*Series 2000-52 IO 8.50% 1/25/31	762	112
Series 2001-30 PM 7.00% 7/25/31	6,609	6,850
*Series 2001-33 ID 6.00% 7/25/31	26,268	3,121
Series 2001-36 DE 7.00% 8/25/31	11,461	11,918
Series 2001-44 PD 7.00% 9/25/31	805	824
Series 2001-61 Z 7.00% 11/25/31	19,911	20,833
•Series 2002-1 SA 9.97% (24.82% minus SOFR30A) 2/25/32	454	517
*•Series 2002-13 SJ 1.60% (7.99% minus SOFR30A) 3/25/32	13,280	261
~^Series 2002-15 0.00% 4/25/32	12,016	10,998
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
Series 2002-28 PK 6.50% 5/25/32	7,453	$7,693
*•Series 2002-68 SH 3.29% (7.89% minus SOFR30A) 10/18/32	17,428	1,431
•Series 2002-77 S 5.90% (14.27% minus SOFR30A) 12/25/32	1,603	1,603
*•Series 2003-116 SB 2.92% (7.49% minus SOFR30A) 11/25/33	21,315	1,649
•Series 2003-130 SX 4.50% (11.35% minus SOFR30A) 1/25/34	225	221
Series 2003-131 CH 5.50% 1/25/34	29,162	29,455
~^Series 2003-132 OA 0.00% 8/25/33	352	329
Series 2003-22 UD 4.00% 4/25/33	44,045	42,678
*Series 2003-44 IU 7.00% 6/25/33	9,421	1,660
Series 2003-47 PE 5.75% 6/25/33	8,156	8,277
•Series 2003-64 SX 1.76% (13.46% minus SOFR30A) 7/25/33	1,514	1,374
Series 2003-7 A1 6.50% 12/25/42	68,484	68,938
•Series 2003-71 DS 1.07% (7.31% minus SOFR30A) 8/25/33	12,599	10,839
•Series 2003-91 SD 4.69% (12.31% minus SOFR30A) 9/25/33	2,333	2,203
Series 2004-35 AZ 4.50% 5/25/34	37,704	36,795
•Series 2004-36 SA 6.65% (19.21% minus SOFR30A) 5/25/34	15,268	15,779
•Series 2004-46 SK 3.62% (16.19% minus SOFR30A) 5/25/34	4,859	4,796
•Series 2004-51 SY 4.87% (14.01% minus SOFR30A) 7/25/34	1,508	1,462
•Series 2004-61 SK 8.50% (50.19% minus SOFR30A) 11/25/32	8,804	9,262
Series 2004-79 ZE 5.50% 11/25/34	198,966	200,483
Series 2004-91 HC 6.00% 12/25/34	231,760	236,166
LVIP JPMorgan Core Bond Fund-1

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
•Series 2005-45 DC 7.14% (23.89% minus SOFR30A) 6/25/35	22,162	$23,841
Series 2005-84 XM 5.75% 10/25/35	11,680	11,923
~^Series 2006-110 0.00% 11/25/36	9,553	7,908
*•Series 2006-117 GS 1.97% (6.54% minus SOFR30A) 12/25/36	16,815	1,426
~^Series 2006-22 AO 0.00% 4/25/36	10,335	8,682
•Series 2006-46 SW 7.03% (23.78% minus SOFR30A) 6/25/36	3,364	3,624
*•Series 2007-100 SM 1.77% (6.34% minus SOFR30A) 10/25/37	18,952	1,658
*•Series 2007-53 SH 1.42% (5.99% minus SOFR30A) 6/25/37	23,812	1,664
*•Series 2007-7 SG 1.82% (6.39% minus SOFR30A) 8/25/36	42,337	3,220
*•Series 2007-88 VI 1.86% (6.43% minus SOFR30A) 9/25/37	33,239	2,688
*•Series 2008-1 BI 1.23% (5.80% minus SOFR30A) 2/25/38	17,764	1,157
*•Series 2008-16 IS 1.52% (6.09% minus SOFR30A) 3/25/38	5,056	331
*•Series 2008-46 HI 2.30% 6/25/38	7,031	383
*•Series 2008-53 CI 2.52% (7.09% minus SOFR30A) 7/25/38	5,673	586
*•Series 2009-112 ST 1.57% (6.14% minus SOFR30A) 1/25/40	16,080	1,269
*•Series 2010-100 SV 1.95% (6.52% minus SOFR30A) 9/25/40	682,656	63,862
Series 2010-102 PN 5.00% 9/25/40	238,687	238,091
Series 2010-134 KZ 4.50% 12/25/40	210,788	184,306
*•Series 2010-35 SB 1.74% (6.31% minus SOFR30A) 4/25/40	7,226	616
Series 2010-80 PZ 5.00% 7/25/40	252,487	253,362
*Series 2012-101 BI 4.00% 9/25/27	1,551	12
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
Series 2012-118 VZ 3.00% 11/25/42	705,165	$622,469
Series 2012-30 DZ 4.00% 4/25/42	133,337	125,909
~^Series 2013-128 0.00% 12/25/43	62,888	45,930
*•Series 2013-54 BS 1.47% (6.04% minus SOFR30A) 6/25/43	44,296	4,295
Series 2013-67 KZ 2.50% 4/25/43	932,884	744,292
*Series 2014-15 JI 3.50% 4/25/29	1,163,620	52,744
Series 2014-19 Z 4.50% 4/25/44	435,876	419,175
*Series 2014-38 QI 5.50% 12/25/43	213,186	31,552
Series 2015-65 CZ 3.50% 9/25/45	692,840	566,899
Series 2016-38 NA 3.00% 1/25/46	67,061	60,325
*•Series 2016-61 BS 1.42% (5.99% minus SOFR30A) 9/25/46	777,980	43,403
*•Series 2017-76 SB 1.42% (5.99% minus SOFR30A) 10/25/57	772,053	89,154
*•Series 2017-85 SC 1.52% (6.09% minus SOFR30A) 11/25/47	142,467	10,949
Series 2020-47 GZ 2.00% 7/25/50	656,455	368,250
Series 2020-56 AQ 2.00% 8/25/50	2,000,000	1,534,725
*Series 2020-56 DI 2.50% 8/25/50	359,135	58,870
Series 2020-57 TA 2.00% 4/25/50	1,275,484	1,083,803
*Series 2020-73 KI 3.00% 10/25/50	453,429	77,201
Series 2020-90 PE 2.00% 12/25/50	1,301,937	1,001,765
Series 2021-1 EP 1.00% 11/25/50	571,416	417,215
*Series 2021-1 IG 2.50% 2/25/51	1,235,424	211,426
Series 2021-25 GA 1.00% 5/25/51	951,322	695,465
Series 2021-28 LB 2.00% 4/25/51	1,129,353	901,558
*Series 2021-3 QI 2.50% 2/25/51	1,434,299	230,171
*Series 2021-43 IO 2.50% 6/25/51	2,614,588	400,681
LVIP JPMorgan Core Bond Fund-2

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
*Series 2021-44 MI 2.50% 7/25/51	691,566	$120,692
*Series 2021-61 KI 2.50% 4/25/49	2,485,386	363,277
Series 2021-65 JA 2.00% 1/25/46	397,433	345,859
Series 2022-29 KZ 1.50% 6/25/42	1,351,331	945,333
*Series 2022-86 IO 2.50% 5/25/50	1,585,973	225,242
Fannie Mae Strips
~^Series 329 1 0.00% 1/25/33	1,218	1,051
*Series 365 8 5.50% 5/25/36	5,907	1,069
*Series 427 C73 3.00% 12/25/48	1,701,662	279,734
Fannie Mae Trust Series 2004-W2 2A2 7.00% 2/25/44	4,690	4,811
Freddie Mac REMICs
Series 1863 Z 6.50% 7/15/26	11	11
Series 1981 Z 6.00% 5/15/27	509	512
Series 1987 PE 7.50% 9/15/27	2,075	2,134
Series 1999 PU 7.00% 10/15/27	2,943	2,976
Series 2031 PG 7.00% 2/15/28	10,449	10,715
Series 2035 PC 6.95% 3/15/28	9,684	9,916
*Series 2038 PN 7.00% 3/15/28	628	48
Series 2054 PV 7.50% 5/15/28	1,528	1,567
Series 2057 PE 6.75% 5/15/28	17,637	18,067
Series 2064 TE 7.00% 6/15/28	996	1,025
Series 2075 PH 6.50% 8/15/28	2,366	2,421
Series 2095 PE 6.00% 11/15/28	7,156	7,283
•Series 2132 SB 9.76% (30.05% minus SOFR30A) 3/15/29	464	502
Series 2178 PB 7.00% 8/15/29	4,035	4,150
Series 2182 ZB 8.00% 9/15/29	6,236	6,452
*•Series 2204 GB 8.00% 12/20/29	143	19
Series 2247 Z 7.50% 8/15/30	2,348	2,446
Series 2259 ZC 7.35% 10/15/30	51,294	53,852
Series 2325 PM 7.00% 6/15/31	1,294	1,342
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs (continued)
Series 2344 ZD 6.50% 8/15/31	12,421	$12,606
Series 2344 ZJ 6.50% 8/15/31	2,813	2,897
Series 2345 NE 6.50% 8/15/31	1,459	1,503
Series 2359 ZB 8.50% 6/15/31	6,499	6,921
Series 2367 ME 6.50% 10/15/31	24,311	25,048
~^Series 2390 DO 0.00% 12/15/31	1,310	1,232
•Series 2410 QS 7.25% (19.20% minus SOFR30A) 2/15/32	3,505	3,651
*•Series 2410 QX 3.94% (8.54% minus SOFR30A) 2/15/32	2,945	259
•Series 2412 SP 6.68% (15.87% minus SOFR30A) 2/15/32	3,903	4,035
Series 2423 MC 7.00% 3/15/32	7,121	7,409
Series 2423 MT 7.00% 3/15/32	10,487	10,922
Series 2435 CJ 6.50% 4/15/32	22,445	23,207
*•Series 2444 ES 3.24% (7.84% minus SOFR30A) 3/15/32	4,415	372
*•Series 2450 SW 3.29% (7.89% minus SOFR30A) 3/15/32	2,943	251
Series 2455 GK 6.50% 5/15/32	8,349	8,614
Series 2484 LZ 6.50% 7/15/32	6,051	6,156
Series 2500 MC 6.00% 9/15/32	15,320	15,777
Series 2543 YX 6.00% 12/15/32	260,131	265,818
Series 2544 HC 6.00% 12/15/32	14,495	14,947
Series 2574 PE 5.50% 2/15/33	80,181	80,954
Series 2575 ME 6.00% 2/15/33	42,129	43,033
*Series 2586 WI 6.50% 3/15/33	2,535	392
Series 2647 A 3.25% 4/15/32	11,691	11,309
Series 2764 UG 5.00% 3/15/34	68,248	67,991
Series 2949 GE 5.50% 3/15/35	90,844	91,676
Series 3047 OD 5.50% 10/15/35	68,388	68,887
LVIP JPMorgan Core Bond Fund-3

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs (continued)
•Series 3085 VS 9.87% (28.26% minus SOFR30A) 12/15/35	22,757	$26,847
Series 3098 KG 5.50% 1/15/36	83,769	84,720
~^Series 3117 EO 0.00% 2/15/36	6,982	5,736
*•Series 3260 CS 1.43% (6.03% minus SOFR30A) 1/15/37	7,651	521
*•Series 3380 SI 1.66% (6.26% minus SOFR30A) 10/15/37	454,597	34,712
*•Series 3385 SN 1.29% (5.89% minus SOFR30A) 11/15/37	6,277	311
*•Series 3387 SA 1.71% (6.31% minus SOFR30A) 11/15/37	21,205	1,596
Series 3423 PB 5.50% 3/15/38	89,999	90,965
*•Series 3451 SA 1.34% (5.94% minus SOFR30A) 5/15/38	2,062	144
*•Series 3455 SE 1.49% (6.09% minus SOFR30A) 6/15/38	68,914	5,284
Series 3786 PD 4.50% 1/15/41	407,000	379,597
*•Series 3973 SA 1.78% (6.38% minus SOFR30A) 12/15/41	335,565	33,003
Series 4664 UZ 4.00% 3/15/47	1,362,722	1,195,729
Series 4793 CB 3.00% 5/15/48	423,693	366,670
Series 4793 CD 3.00% 6/15/48	278,082	240,406
Series 4813 CJ 3.00% 8/15/48	240,268	203,034
Series 4991 QV 2.00% 9/25/45	362,362	294,066
*Series 5010 IK 2.50% 9/25/50	306,830	47,115
*Series 5010 JI 2.50% 9/25/50	811,933	132,982
*Series 5013 IN 2.50% 9/25/50	379,298	62,364
*Series 5018 MI 2.00% 10/25/50	772,508	101,863
*Series 5059 IB 2.50% 1/25/51	1,162,535	190,183
Series 5092 AP 2.00% 4/25/41	507,547	434,464
*Series 5140 NI 2.50% 5/25/49	1,326,453	190,811
*Series 5148 BI 2.50% 1/25/49	2,659,166	376,249
*Series 5148 CI 2.00% 6/25/49	1,289,666	157,367
*Series 5202 IN 3.00% 1/25/47	1,047,934	137,459
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs (continued)
Series 5224 HL 4.00% 4/25/52	1,300,000	$1,141,978
Freddie Mac Seasoned Credit Risk Transfer Trust
φSeries 2017-4 HT 3.25% 6/25/57	9,472,264	8,373,654
Series 2019-1 MT 3.50% 7/25/58	2,593,696	2,271,760
Series 2019-3 MB 3.50% 10/25/58	294,482	239,575
Series 2022-1 MTU 3.25% 11/25/61	731,362	620,742
Series 2022-2 M5TU 4.00% 4/25/62	4,432,508	4,016,809
Series 2023-1 MT 3.00% 10/25/62	1,192,835	983,852
Series 2024-2 MT 3.50% 5/25/64	5,484,636	4,809,571
•Freddie Mac STACR REMIC Trust
Series 2021-DNA6 M2 6.07% (SOFR30A + 1.50%) 10/25/41	2,470,000	2,483,468
Series 2022-DNA2 M1A 5.87% (SOFR30A + 1.30%) 2/25/42	1,236,016	1,240,080
Series 2022-DNA3 M1B 7.47% (SOFR30A + 2.90%) 4/25/42	2,640,000	2,731,260
Series 2022-DNA4 M1B 7.92% (SOFR30A + 3.35%) 5/25/42	700,000	732,150
Freddie Mac Strips
*Series 233 11 5.00% 9/15/35	13,654	2,156
*•Series 239 S30 2.99% (7.59% minus SOFR30A) 8/15/36	15,739	1,893
Series 262 35 3.50% 7/15/42	74,822	68,890
Series 299 300 3.00% 1/15/43	49,118	43,652
*•Series 334 S7 1.39% (5.99% minus SOFR30A) 8/15/44	540,752	52,236
*•Series 353 S1 1.29% (5.89% minus SOFR30A) 12/15/46	219,121	19,865
Freddie Mac Structured Pass Through Certificates
♦•Series T-41 3A 4.38% 7/25/32	5,325	4,921
♦Series T-54 2A 6.50% 2/25/43	43,854	43,838
♦Series T-54 3A 7.00% 2/25/43	18,738	19,485
~♦^Series T-56 A 0.00% 5/25/43	130,586	101,543
~♦^Series T-58 A 0.00% 9/25/43	6,763	5,385
GNMA
Series 2001-10 PE 6.50% 3/16/31	96,210	98,249
•Series 2004-28 S 7.26% (19.35% minus TSFR01M) 4/16/34	5,780	5,964
Series 2006-38 OH 6.50% 8/20/36	401,391	418,293
LVIP JPMorgan Core Bond Fund-4

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
*•Series 2007-45 QA 2.16% (6.53% minus TSFR01M) 7/20/37	27,068	$2,305
*•Series 2007-51 SG 2.10% (6.47% minus TSFR01M) 8/20/37	85,880	7,480
*•Series 2007-76 SA 2.05% (6.42% minus TSFR01M) 11/20/37	22,315	1,860
*•Series 2008-2 MS 2.65% (7.05% minus TSFR01M) 1/16/38	20,953	2,106
*•Series 2008-55 SA 1.72% (6.09% minus TSFR01M) 6/20/38	13,183	1,028
Series 2009-104 KB 5.50% 11/16/39	236,000	236,342
*•Series 2009-106 ST 1.52% (5.89% minus TSFR01M) 2/20/38	67,373	4,166
*Series 2009-14 KI 6.50% 3/20/39	20,066	4,805
*Series 2009-14 NI 6.50% 3/20/39	15,021	3,324
*•Series 2009-22 SA 1.79% (6.16% minus TSFR01M) 4/20/39	30,664	1,605
*•Series 2009-31 TS 1.82% (6.19% minus TSFR01M) 3/20/39	12,799	265
*•Series 2009-6 SA 1.59% (5.99% minus TSFR01M) 2/16/39	7,454	510
*•Series 2009-6 SH 1.56% (5.93% minus TSFR01M) 2/20/39	25,466	1,828
*•Series 2009-64 SN 1.59% (5.99% minus TSFR01M) 7/16/39	21,105	813
~^Series 2009-79 OK 0.00% 11/16/37	14,709	11,989
Series 2010-130 CP 7.00% 10/16/40	20,557	21,981
*•Series 2011-75 SM 2.12% (6.49% minus TSFR01M) 5/20/41	37,158	2,916
•Series 2011-H19 FA 5.24% (TSFR01M + 0.58%) 8/20/61	63,777	63,622
•Series 2012-H23 SA 5.30% (TSFR01M + 0.64%) 10/20/62	144,429	144,382
•Series 2013-107 AD 2.79% 11/16/47	283,823	256,363
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
*•Series 2013-50 IO 0.06% 10/16/48	3,050,327	$7,896
*Series 2013-53 OI 3.50% 4/20/43	311,778	36,981
Series 2013-69 MA 1.50% 8/20/42	149,187	129,727
*•Series 2013-74 IO 0.49% 12/16/53	2,330,026	24,212
•Series 2013-H08 FC 5.22% (TSFR01M + 0.56%) 2/20/63	88,184	88,032
Series 2013-H09 HA 1.65% 4/20/63	2,508	2,339
•Series 2014-17 AM 3.54% 6/16/48	3,645	3,506
•Series 2014-H17 FC 5.27% (TSFR01M + 0.61%) 7/20/64	113,224	113,137
•Series 2015-137 WA 5.56% 1/20/38	107,771	108,739
•Series 2015-H16 FG 5.21% (TSFR01M + 0.55%) 7/20/65	256,939	256,340
•Series 2015-H30 FE 5.37% (TSFR01M + 0.71%) 11/20/65	332,676	332,962
*•Series 2016-128 IO 0.82% 9/16/56	2,359,613	66,843
*•Series 2016-135 SB 1.59% (5.99% minus TSFR01M) 10/16/46	407,202	50,973
Series 2016-135 Z 3.00% 10/20/46	255,446	205,006
*•Series 2016-21 ST 1.67% (6.04% minus TSFR01M) 2/20/46	765,967	80,626
*Series 2016-84 IG 4.50% 11/16/45	1,135,525	220,015
•Series 2016-H11 FD 6.14% (TSFR12M + 1.12%) 5/20/66	74,343	74,825
•Series 2016-H26 FC 5.77% (TSFR01M + 1.11%) 12/20/66	59,331	59,521
*•Series 2017-145 IO 0.50% 4/16/57	1,180,487	32,957
*•Series 2017-157 IO 0.52% 12/16/59	589,201	18,420
*•Series 2017-8 IO 0.45% 8/16/58	880,176	19,323
•Series 2017-H14 FK 4.48% (H15T1Y + 0.20%) 5/20/67	51,186	51,010
•Series 2017-H14 FV 5.27% (TSFR01M + 0.61%) 6/20/67	137,840	137,721
LVIP JPMorgan Core Bond Fund-5

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
*•Series 2017-H22 IC 2.98% 11/20/67	704,118	$28,138
•Series 2018-H13 FC 5.07% (TSFR01M + 0.41%) 7/20/68	142,465	141,913
•Series 2019-H13 FT 4.73% (H15T1Y + 0.45%) 8/20/69	31,990	31,974
Series 2020-103 AD 1.45% 1/16/63	1,763,357	1,342,111
*•Series 2020-109 AI 0.84% 5/16/60	1,496,105	84,383
*Series 2020-123 IL 2.50% 8/20/50	239,325	33,300
*Series 2020-123 NI 2.50% 8/20/50	814,183	118,737
*Series 2020-127 IN 2.50% 8/20/50	326,183	47,509
*Series 2020-129 IE 2.50% 9/20/50	338,510	49,045
*Series 2020-160 IH 2.50% 10/20/50	214,678	31,600
*Series 2020-160 VI 2.50% 10/20/50	346,531	51,096
*Series 2020-160 YI 2.50% 10/20/50	1,184,888	170,984
*Series 2020-173 MI 2.50% 11/20/50	4,877,446	710,590
*Series 2020-181 WI 2.00% 12/20/50	2,435,089	284,179
*•Series 2020-184 IO 0.91% 11/16/60	2,093,936	137,570
•Series 2020-30 PT 4.76% 3/20/48	554,691	527,132
*Series 2020-47 MI 3.50% 4/20/50	659,209	125,891
*Series 2020-47 NI 3.50% 4/20/50	251,906	47,789
•Series 2020-H12 F 5.27% (TSFR01M + 0.61%) 7/20/70	98,009	97,287
•Series 2020-H13 FA 5.22% (TSFR01M + 0.56%) 7/20/70	306,842	304,044
•Series 2020-H13 FC 5.22% (TSFR01M + 0.56%) 7/20/70	86,703	85,891
*•Series 2021-110 IO 0.87% 11/16/63	3,510,747	218,557
*•Series 2021-133 IO 0.88% 7/16/63	3,988,726	250,864
Series 2021-188 PA 2.00% 10/20/51	63,936	51,436
*Series 2021-191 NI 3.00% 10/20/51	429,436	78,857
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
Series 2021-2 AH 1.50% 6/16/63	164,586	$119,635
Series 2021-223 P 2.00% 6/20/51	925,412	794,068
*Series 2021-29 TI 2.50% 2/20/51	1,301,565	228,378
*•Series 2021-37 IO 0.80% 1/16/61	2,116,610	121,537
*•Series 2021-60 IO 0.83% 5/16/63	1,674,416	96,158
*•Series 2021-68 IO 0.87% 10/16/62	2,003,159	120,453
Series 2021-77 LC 1.25% 7/20/50	108,192	83,097
Series 2022-139 AL 4.00% 7/20/51	1,500,000	1,298,132
Series 2022-189 PT 2.50% 10/20/51	781,891	631,930
•Series 2022-196 BE 3.00% 10/16/64	900,000	589,811
*•Series 2022-210 IO 0.70% 7/16/64	1,073,631	69,026
*•Series 2022-216 IO 0.75% 7/16/65	1,082,240	69,744
•Series 2022-220 E 3.00% 10/16/64	600,000	402,871
*•Series 2022-3 IO 0.64% 2/16/61	5,010,593	239,339
*•Series 2022-59 IO 0.57% 2/16/62	2,568,971	109,861
Series 2022-99 JW 2.50% 1/20/52	300,000	235,591
Series 92 AH 2.00% 6/16/64	4,289,690	3,256,988
*•Series 92 IA 0.61% 6/16/64	4,588,971	257,699
Total Agency Collateralized Mortgage Obligations (Cost $70,962,326)		70,540,557
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–2.04%
Fannie Mae-Aces
•Series 2013-M6 1AC 3.39% 2/25/43	42,388	39,344
•Series 2015-M10 A2 3.09% 4/25/27	250,980	244,391
Series 2016-M11 AL 2.94% 7/25/39	103,682	97,290
•Series 2017-M12 A2 3.06% 6/25/27	226,673	218,444
•Series 2017-M5 A2 2.99% 4/25/29	172,971	161,725
•Series 2017-M7 A2 2.96% 2/25/27	651,680	629,697
•Series 2017-M8 A2 3.06% 5/25/27	244,503	236,284
LVIP JPMorgan Core Bond Fund-6

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae-Aces (continued)
•Series 2018-M10 A2 3.35% 7/25/28	451,407	$433,581
Series 2018-M15 1A2 3.70% 1/25/36	900,000	826,631
•Series 2018-M3 A2 3.06% 2/25/30	142,722	132,028
•Series 2018-M9 APT2 3.10% 4/25/28	65,245	61,883
•Series 2019-M23 3A3 2.72% 10/25/31	457,856	394,126
Series 2019-M4 A2 3.61% 2/25/31	299,971	279,614
Series 2019-M5 A2 3.27% 2/25/29	467,248	442,159
Series 2019-M6 A2 3.45% 1/1/29	185,586	177,012
Series 2020-M50 A2 1.20% 10/25/30	286,208	264,670
*•Series 2020-M50 X1 1.82% 10/25/30	4,380,620	244,850
Series 2020-M6 A 2.50% 10/25/37	157,602	135,845
Series 2021-M3 1A1 1.00% 11/25/33	39,412	38,967
*•Series 2021-M3 X1 1.91% 11/25/33	2,315,400	171,838
•Series 2022-M1G A2 1.53% 9/25/31	3,350,000	2,725,581
•Series 2022-M1S A2 2.08% 4/25/32	1,290,000	1,076,715
•Series 2022-M2S A2 3.75% 8/25/32	3,875,000	3,529,308
•Series 2022-M3 A2 1.71% 11/25/31	1,500,000	1,214,944
•Series 2023-M2 3A2 1.98% 4/25/32	7,500,000	6,146,183
•Series 2023-M4 A2 3.77% 9/25/32	200,000	184,392
•Series 2023-M8 A2 4.47% 3/25/33	9,405,000	9,025,765
•Freddie Mac Multifamily Structured Credit Risk Series 2021-MN2 M1 6.37% (SOFR30A + 1.80%) 7/25/41	886,907	873,778
Freddie Mac Multifamily Structured Pass Through Certificates
*♦•Series K058 X1 0.90% 8/25/26	19,282,751	246,536
♦Series K065 A2 3.24% 4/25/27	215,000	209,561
♦•Series K070 A2 3.30% 11/25/27	208,000	200,770
♦•Series K072 AM 3.50% 12/25/27	1,000,000	962,908
♦Series K079 AM 3.93% 6/25/28	588,000	573,796
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac Multifamily Structured Pass Through Certificates (continued)
♦•Series K081 A2 3.90% 8/25/28	395,000	$384,831
*♦•Series K094 X1 0.88% 6/25/29	2,255,924	73,813
*♦•Series K094 XAM 1.15% 6/25/29	3,700,000	168,278
*♦•Series K095 XAM 1.24% 6/25/29	900,000	44,916
*♦•Series K101 X1 0.83% 10/25/29	883,031	29,192
*♦•Series K104 XAM 1.38% 1/25/30	1,900,000	114,944
*♦•Series K105 X1 1.52% 1/25/30	5,251,694	325,545
*♦•Series K110 X1 1.69% 4/25/30	4,544,134	315,192
*♦•Series K115 X1 1.32% 6/25/30	1,483,913	86,535
*♦•Series K116 X1 1.42% 7/25/30	3,646,847	222,722
*♦•Series K124 X1 0.72% 12/25/30	1,489,349	52,045
*♦•Series K128 X1 0.51% 3/25/31	6,425,568	165,322
*♦•Series K130 X1 1.04% 6/25/31	7,969,499	425,421
*♦•Series K131 X1 0.73% 7/25/31	6,773,738	262,994
*♦•Series K133 X1 0.35% 9/25/31	11,619,211	227,619
*♦•Series K142 X1 0.30% 3/25/32	5,190,910	97,431
*♦•Series K143 X1 0.34% 4/25/55	5,282,627	116,104
*♦•Series K145 X1 0.32% 6/25/55	5,681,622	117,367
♦Series K146 A2 2.92% 6/25/32	1,100,000	970,305
*♦•Series K147 X1 0.36% 6/25/32	7,573,296	182,866
*♦•Series K148 X1 0.25% 7/25/32	14,577,780	262,266
*♦•Series K149 X1 0.26% 8/25/32	8,366,468	166,312
♦•Series K150 A2 3.71% 9/25/32	1,000,000	921,902
♦•Series K151 A2 3.80% 10/25/32	1,150,000	1,071,597
*♦•Series K-151 X1 0.18% 10/25/32	15,178,815	224,431
*♦•Series K-1511 X1 0.78% 3/25/34	1,857,621	87,474
*♦•Series K-1520 X1 0.47% 2/25/36	3,772,735	136,023
LVIP JPMorgan Core Bond Fund-7

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac Multifamily Structured Pass Through Certificates (continued)
♦•Series K-153 A2 3.82% 12/25/32	1,000,000	$931,788
*♦•Series K-157 X1 0.25% 5/25/33	6,798,565	144,184
♦•Series K507 A2 4.80% 9/25/28	100,000	100,093
*♦•Series K737 X1 0.61% 10/25/26	5,672,473	50,269
*♦•Series K741 X1 0.56% 12/25/27	2,274,305	31,691
*♦•Series K742 X1 0.77% 3/25/28	4,644,357	69,954
*♦•Series K743 X1 0.92% 5/25/28	2,962,222	80,762
♦•Series K754 AM 4.94% 11/25/30	4,180,000	4,188,486
*♦•Series KC05 X1 1.21% 6/25/27	1,032,459	16,705
♦Series KJ45 A2 4.66% 1/25/31	815,000	803,529
*♦•Series KL06 XFX 1.36% 12/25/29	4,215,000	187,139
♦•Series Q013 APT2 1.17% 5/25/50	742,212	681,363
•FREMF Mortgage Trust
Series 2015-K44 B 3.68% 1/25/48	640,000	637,933
Series 2015-K45 B 3.59% 4/25/48	500,000	498,204
Series 2016-K59 B 3.58% 11/25/49	180,000	175,227
Series 2018-K730 B 3.86% 2/25/50	551,000	549,102
Series 2019-K102 B 3.53% 12/25/51	750,000	683,164
Series 2019-KBF3 B 7.28% (SOFR30A + 2.61%) 1/25/29	697,626	693,795
Total Agency Commercial Mortgage-Backed Securities (Cost $50,805,940)		49,977,451
AGENCY MORTGAGE-BACKED SECURITIES–23.35%
•Fannie Mae ARM
4.63% (ECOFC + 1.25%) 3/1/29	97	96
6.08% (RFUCCT1Y + 1.61%) 1/1/34	4,564	4,607
6.70% (H15T1Y + 2.28%) 4/1/33	7,076	7,270
6.74% (RFUCCT6M + 1.51%) 1/1/35	21,979	22,253
6.89% (H15T1Y + 2.13%) 8/1/34	9,376	9,621
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
•Fannie Mae ARM (continued)
7.10% (RFUCCT1Y + 1.60%) 5/1/35	12,907	$12,975
7.11% (RFUCCT1Y + 1.74%) 10/1/34	6,942	6,962
7.28% (H15T1Y + 2.15%) 7/1/33	4,804	4,910
Fannie Mae S.F. 10 yr
1.27% 12/1/29	1,213,475	1,027,610
1.45% 10/1/30	1,158,233	971,680
•1.46% 11/1/32	8,282,875	6,550,548
1.50% 1/1/31	1,100,000	909,250
•1.51% 11/1/32	13,834,722	10,976,886
1.56% 1/1/31	1,300,000	1,078,674
•1.76% 3/1/32	1,647,038	1,353,113
1.98% 1/1/32	1,985,000	1,655,338
2.01% 4/1/30	1,277,285	1,118,885
2.02% 8/1/30	1,059,000	914,588
•2.15% 2/1/32	1,684,024	1,419,988
2.18% 1/1/34	2,884,176	2,356,383
2.42% 10/1/29	684,706	617,294
2.52% 11/1/29	1,018,034	923,774
2.63% 3/1/26	434,228	424,547
2.93% 7/1/28	1,251,493	1,187,212
2.93% 10/1/29	1,060,178	979,616
2.93% 6/1/30	637,669	585,784
3.03% 4/1/30	650,000	597,588
3.08% 1/1/30	2,723,358	2,527,617
3.08% 4/1/30	436,030	404,064
3.11% 3/1/30	1,515,898	1,406,704
3.12% 11/1/26	869,637	847,884
3.20% 2/1/29	172,068	162,956
3.25% 5/1/29	376,696	355,931
3.34% 2/1/27	1,000,000	972,984
3.45% 3/1/29	424,719	405,901
3.52% 6/1/28	488,361	471,116
3.52% 6/1/32	300,000	275,439
3.54% 6/1/32	1,386,000	1,262,893
3.54% 11/1/32	1,100,000	1,001,914
3.56% 7/1/32	200,000	184,579
3.64% 8/1/28	907,524	875,185
3.67% 6/1/32	96,286	89,524
3.68% 9/1/32	936,000	864,071
3.70% 8/1/32	486,290	449,921
3.72% 8/1/32	968,650	902,760
3.73% 6/1/32	98,029	91,033
3.77% 12/1/25	137,939	136,844
3.80% 9/1/32	1,105,031	1,026,665
3.81% 12/1/28	300,000	290,142
3.81% 10/1/32	1,245,000	1,157,287
3.81% 11/1/32	1,010,000	937,170
3.83% 7/1/32	198,052	185,387
3.84% 7/1/32	200,000	187,130
3.86% 7/1/32	96,277	90,639
3.88% 7/1/32	193,001	181,129
3.90% 6/1/32	100,000	93,642
LVIP JPMorgan Core Bond Fund-8

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 10 yr (continued)
3.90% 2/1/33	1,200,000	$1,115,027
3.96% 2/1/30	1,200,000	1,150,319
4.06% 7/1/32	96,622	91,910
4.08% 2/1/34	2,235,000	2,104,570
4.11% 7/1/32	100,000	94,691
4.12% 11/1/32	1,405,000	1,338,267
4.13% 7/1/32	100,000	95,323
4.18% 11/1/30	288,695	279,662
4.19% 7/1/32	98,302	93,959
4.22% 10/1/32	1,000,000	958,367
4.32% 3/1/30	1,600,000	1,569,669
4.34% 7/1/32	100,000	96,834
4.36% 2/1/33	500,000	480,865
4.37% 1/1/32	12,500,000	12,172,633
4.42% 3/1/33	500,000	481,486
4.45% 12/1/32	1,050,000	1,020,227
4.47% 3/1/33	2,000,000	1,941,256
4.49% 6/1/28	700,000	694,998
4.55% 9/1/33	2,871,890	2,803,510
4.57% 6/1/30	1,445,667	1,430,646
4.58% 1/1/33	200,000	195,632
4.60% 2/1/30	600,000	591,074
4.68% 11/1/31	1,050,000	1,037,731
4.69% 1/1/33	297,509	291,663
4.74% 6/1/30	400,000	397,106
4.74% 2/1/33	1,070,000	1,053,343
4.83% 9/1/28	1,100,000	1,104,160
4.86% 12/1/32	775,000	772,610
4.87% 3/1/33	100,000	99,145
4.88% 9/1/28	500,000	504,752
5.08% 8/1/33	1,874,522	1,884,330
5.21% 12/1/33	3,101,442	3,135,998
5.34% 9/1/28	200,000	204,531
5.50% 9/1/33	9,057	9,235
6.00% 9/1/28	785	782
Fannie Mae S.F. 15 yr
1.76% 7/1/35	1,500,000	1,138,305
2.95% 7/1/27	997,558	956,881
3.16% 5/1/29	276,711	259,930
3.19% 3/1/36	836,365	767,829
3.48% 3/1/37	941,388	833,002
3.50% 4/1/32	894,533	866,382
3.50% 5/1/43	170,286	154,300
3.85% 8/1/32	200,000	186,360
3.89% 7/1/32	800,000	746,634
3.90% 8/1/32	100,000	93,559
4.00% 2/1/36	405,091	391,895
4.00% 7/1/42	190,619	179,378
4.00% 9/1/42	51,828	48,771
4.06% 7/1/32	300,000	283,737
4.67% 11/1/34	2,955,000	2,883,751
5.50% 4/1/38	1,741	1,723
6.50% 10/1/35	45,984	46,476
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 20 yr
2.00% 8/1/40	62,296	$53,413
2.00% 6/1/41	221,162	184,674
2.00% 9/1/41	975,527	812,923
2.00% 10/1/41	918,846	765,351
2.00% 11/1/41	612,694	509,607
2.00% 12/1/41	1,022,190	850,063
2.00% 1/1/42	3,025,760	2,516,582
2.00% 2/1/42	790,025	655,747
2.00% 3/1/42	239,499	198,495
2.00% 5/1/42	340,514	282,038
2.50% 9/1/36	235,717	212,181
2.50% 3/1/38	718,713	649,597
2.50% 11/1/40	423,575	359,502
2.50% 3/1/41	475,902	408,475
2.50% 4/1/41	1,124,068	960,666
2.50% 5/1/41	808,031	691,535
2.50% 11/1/41	229,117	195,939
2.50% 2/1/42	758,593	648,515
2.50% 3/1/42	392,814	334,943
2.50% 4/1/42	894,557	761,655
2.50% 9/1/42	261,917	223,983
3.00% 7/1/35	192,081	177,639
3.00% 2/1/36	479,373	443,102
3.00% 4/1/36	366,975	339,382
3.00% 7/1/36	781,449	723,469
3.00% 8/1/36	1,280,071	1,184,417
3.00% 10/1/36	858,884	793,386
3.00% 4/1/38	283,032	266,482
3.00% 6/1/38	419,142	388,089
3.00% 9/1/40	77,606	69,523
3.00% 1/1/41	121,709	110,958
3.00% 3/1/42	226,139	200,349
3.00% 5/1/42	331,052	291,501
3.00% 6/1/42	830,912	730,493
3.50% 12/1/34	232,331	221,005
3.50% 1/1/35	147,741	140,486
3.50% 2/1/37	104,962	99,173
3.50% 3/1/37	78,248	74,687
3.50% 12/1/37	130,290	121,603
3.50% 8/1/39	84,462	79,859
3.50% 2/1/40	431,092	401,625
3.50% 4/1/42	158,742	144,084
3.50% 1/1/44	191,300	173,350
4.50% 11/1/38	325,274	322,297
Fannie Mae S.F. 30 yr
1.50% 1/1/51	540,086	399,468
1.50% 3/1/51	1,966,850	1,456,371
2.00% 8/1/50	1,013,652	796,010
2.00% 9/1/50	1,708,114	1,343,106
2.00% 10/1/50	2,866,486	2,253,289
2.00% 1/1/51	363,000	285,590
2.00% 2/1/51	7,516,218	5,923,747
2.00% 3/1/51	4,362,098	3,448,213
2.00% 4/1/51	4,917,809	3,870,964
LVIP JPMorgan Core Bond Fund-9

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
2.00% 5/1/51	1,082,458	$848,747
2.00% 7/1/51	89,152	70,042
2.00% 8/1/51	1,125,687	885,147
2.00% 10/1/51	1,323,358	1,047,277
2.00% 11/1/51	396,371	312,957
2.00% 12/1/51	414,833	323,141
2.00% 1/1/52	1,789,010	1,406,750
2.00% 2/1/52	644,233	509,048
2.00% 3/1/52	1,939,269	1,530,147
2.50% 5/1/50	1,129,009	935,350
2.50% 6/1/50	270,846	223,973
2.50% 7/1/50	1,316,153	1,074,709
2.50% 9/1/50	411,855	336,741
2.50% 10/1/50	1,705,203	1,409,998
2.50% 11/1/50	374,082	310,080
2.50% 12/1/50	129,079	106,936
2.50% 1/1/51	894,826	741,174
2.50% 2/1/51	602,592	498,729
2.50% 3/1/51	336,622	279,036
2.50% 4/1/51	189,074	157,290
2.50% 5/1/51	956,797	787,273
2.50% 6/1/51	4,741,287	3,920,027
2.50% 7/1/51	1,522,844	1,263,334
2.50% 8/1/51	4,358,827	3,595,172
2.50% 9/1/51	3,266,394	2,695,973
2.50% 10/1/51	5,103,514	4,207,143
2.50% 11/1/51	1,553,854	1,277,164
2.50% 12/1/51	1,330,861	1,094,548
2.50% 1/1/52	2,972,469	2,451,422
2.50% 2/1/52	4,254,993	3,514,229
2.50% 3/1/52	6,027,691	4,976,569
2.50% 4/1/52	80,710	66,699
2.50% 9/1/52	7,997,580	6,572,643
2.50% 7/1/61	4,093,466	3,258,993
2.50% 9/1/61	1,981,399	1,577,579
2.50% 3/1/62	905,548	720,881
3.00% 9/1/31	58,047	54,150
3.00% 6/1/43	79,841	70,195
3.00% 7/1/43	178,279	156,748
3.00% 10/1/43	175,188	154,049
3.00% 1/1/45	148,288	130,397
3.00% 9/1/46	52,403	45,487
3.00% 10/1/46	607,780	527,285
3.00% 12/1/46	358,321	311,403
3.00% 1/1/47	4,362,744	3,809,559
3.00% 2/1/47	1,604,047	1,404,866
3.00% 11/1/48	228,281	200,736
3.00% 2/1/50	608,872	541,359
3.00% 4/1/50	1,130,435	978,166
3.00% 10/1/50	536,548	464,947
3.00% 11/1/50	1,220,374	1,050,999
3.00% 6/1/51	130,845	113,985
3.00% 8/1/51	1,275,711	1,105,998
3.00% 10/1/51	282,223	244,333
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
3.00% 11/1/51	2,478,766	$2,139,243
3.00% 12/1/51	513,984	445,179
3.00% 1/1/52	7,969,795	6,821,933
3.00% 2/1/52	2,300,805	1,976,569
3.00% 3/1/52	6,578,326	5,661,126
3.00% 4/1/52	898,351	768,274
3.00% 6/1/52	511,151	435,438
3.00% 7/1/60	593,407	494,802
3.00% 3/1/61	910,577	764,812
3.00% 6/1/62	1,207,655	1,006,232
3.50% 12/1/42	69,695	63,490
3.50% 3/1/43	553,111	505,644
3.50% 11/1/44	5,269,490	4,757,355
3.50% 2/1/46	261,690	236,803
3.50% 10/1/46	118,869	107,564
3.50% 12/1/46	754,654	687,647
3.50% 12/1/47	1,493,174	1,338,949
3.50% 11/1/48	6,598,799	5,922,586
3.50% 8/1/49	502,904	461,368
3.50% 6/1/50	101,911	90,766
3.50% 11/1/51	1,788,931	1,591,416
3.50% 12/1/51	150,608	134,918
3.50% 1/1/52	632,607	565,755
3.50% 3/1/52	532,491	473,260
3.50% 4/1/52	2,523,247	2,248,205
3.50% 5/1/52	3,312,213	2,961,913
3.50% 6/1/52	1,696,156	1,508,147
3.50% 3/1/60	648,873	569,410
3.50% 3/1/62	2,678,923	2,335,634
3.50% 6/1/62	922,350	801,294
4.00% 11/1/42	429,052	403,914
4.00% 4/1/44	980,068	918,228
4.00% 10/1/44	5,245,005	4,894,084
4.00% 12/1/44	165,917	155,521
4.00% 2/1/47	82,185	76,327
4.00% 5/1/47	648,711	600,785
4.00% 6/1/47	449,082	419,057
4.00% 6/1/48	107,440	99,770
4.00% 10/1/48	444,283	410,065
4.00% 1/1/49	462,789	429,224
4.00% 7/1/49	133,449	123,791
4.00% 3/1/50	395,077	364,335
4.00% 2/1/51	861,406	793,818
4.00% 11/1/51	611,345	560,847
4.00% 12/1/51	423,325	388,615
4.00% 4/1/52	4,419,054	4,074,896
4.00% 5/1/52	72,873	67,342
4.00% 7/1/52	1,003,028	921,693
4.00% 7/1/56	179,599	164,646
4.00% 8/1/56	3,330,778	3,053,434
4.00% 6/1/57	705,728	646,982
4.00% 8/1/58	1,345,880	1,244,692
4.00% 8/1/59	1,082,992	996,320
4.00% 12/1/61	795,832	722,404
LVIP JPMorgan Core Bond Fund-10

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.00% 3/1/62	255,792	$231,073
4.00% 6/1/62	288,663	265,460
4.27% 10/1/32	484,032	466,762
4.50% 4/1/39	62,745	60,386
4.50% 5/1/39	1,903	1,845
4.50% 6/1/39	399,204	387,029
4.50% 10/1/43	448,502	434,831
4.50% 2/1/46	105,725	101,583
4.50% 3/1/46	644,893	619,643
4.50% 6/1/48	250,638	240,144
4.50% 7/1/48	312,221	298,048
4.50% 8/1/48	510,209	486,996
4.50% 10/1/48	24,948	23,856
4.50% 11/1/48	249,255	237,889
4.50% 4/1/49	185,553	176,169
4.50% 5/1/49	134,925	128,240
4.50% 7/1/49	320,174	304,876
4.50% 9/1/49	1,527,865	1,458,280
4.50% 1/1/50	2,490,797	2,405,819
4.50% 3/1/50	244,566	234,985
4.50% 5/1/50	319,830	304,206
4.50% 9/1/51	302,756	287,624
4.50% 8/1/52	246,128	231,964
4.50% 9/1/52	671,702	632,719
4.50% 11/1/52	1,685,836	1,589,014
4.50% 1/1/53	672,060	633,634
4.50% 3/1/53	632,291	595,996
4.50% 4/1/53	518,152	488,065
4.50% 9/1/57	867,435	823,730
4.50% 8/1/58	854,642	811,606
4.50% 1/1/59	79,298	74,716
4.50% 6/1/62	840,897	791,226
5.00% 9/1/35	7,732	7,667
5.00% 9/1/48	550,308	538,402
5.00% 10/1/48	149,931	146,807
5.00% 1/1/49	253,192	249,477
5.00% 2/1/49	75,896	74,220
5.00% 4/1/49	158,865	156,833
5.00% 6/1/49	112,506	110,177
5.00% 9/1/49	752,060	740,250
5.00% 12/1/49	750,666	738,696
5.00% 6/1/52	386,535	375,900
5.00% 7/1/52	379,457	367,353
5.00% 8/1/52	161,610	156,595
5.00% 12/1/52	82,759	80,136
5.00% 1/1/53	435,772	422,132
5.00% 2/1/53	441,673	428,365
5.00% 3/1/53	749,414	725,954
5.00% 4/1/53	784,492	759,934
5.00% 5/1/53	456,788	442,489
5.00% 6/1/53	1,637,551	1,581,906
5.00% 12/1/61	770,112	747,151
5.50% 5/1/34	150,515	151,852
5.50% 9/1/36	198,969	200,402
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.50% 1/1/38	609,354	$613,819
5.50% 2/1/38	2,085	2,088
5.50% 3/1/38	1,265	1,270
5.50% 6/1/38	411	413
5.50% 1/1/39	228,636	230,484
5.50% 3/1/40	404,607	407,379
5.50% 3/1/41	207,357	208,777
5.50% 6/1/41	138,838	139,495
5.50% 7/1/41	450,920	455,305
5.50% 8/1/52	151,859	149,925
5.50% 2/1/53	253,390	251,533
5.50% 4/1/53	696,197	691,093
5.50% 5/1/53	1,153,831	1,143,399
5.50% 9/1/53	6,015,082	5,956,439
5.50% 1/1/58	1,038,935	1,058,125
6.00% 1/1/29	348	351
6.00% 3/1/32	4,748	4,865
6.00% 3/1/33	2,449	2,488
6.00% 10/1/39	246,846	254,679
6.00% 7/1/41	609,955	632,343
6.00% 1/1/53	321,564	324,274
6.00% 3/1/53	178,693	180,844
6.00% 5/1/53	839,079	849,303
6.00% 6/1/53	87,710	88,278
6.00% 7/1/53	1,823,679	1,847,978
6.50% 9/1/25	82	84
6.50% 4/1/32	12,160	12,563
6.50% 11/1/36	18,199	18,927
6.50% 10/1/38	105,584	107,744
6.50% 11/1/52	297,024	306,678
6.50% 1/1/53	1,446,587	1,494,007
6.50% 2/1/53	400,135	411,599
7.00% 6/1/35	197,556	205,974
7.50% 3/1/30	1,576	1,578
8.00% 3/1/27	2,340	2,361
8.00% 11/1/28	5,981	6,137
8.50% 6/1/30	79	79
•Freddie Mac ARM
2.97% (RFUCCT1Y + 1.62%) 11/1/47	701,973	708,476
3.01% (RFUCCT1Y + 1.63%) 11/1/48	2,028,271	1,953,894
3.11% (RFUCCT1Y + 1.62%) 2/1/50	1,139,121	1,120,394
6.24% (H15T1Y + 2.11%) 1/1/27	1,059	1,053
6.27% (RFUCCT1Y + 1.58%) 3/1/35	11,755	11,841
6.31% (RFUCCT1Y + 1.79%) 1/1/37	6,113	6,174
6.57% (H15T1Y + 2.27%) 4/1/30	684	682
6.78% (RFUCCT1Y + 1.75%) 4/1/34	4,916	4,937
LVIP JPMorgan Core Bond Fund-11

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 10 yr
3.50% 4/1/33	147,237	$140,901
3.75% 8/1/32	1,200,000	1,112,628
7.00% 7/1/29	17,881	18,247
Freddie Mac S.F. 15 yr
3.00% 9/1/32	73,534	70,097
3.00% 10/1/32	77,418	73,725
3.00% 10/1/33	48,986	46,518
3.00% 12/1/33	24,455	23,011
Freddie Mac S.F. 20 yr
1.50% 11/1/40	2,151,310	1,719,604
1.50% 5/1/41	2,248,395	1,795,391
1.50% 7/1/41	1,679,756	1,347,104
1.50% 10/1/41	2,355,820	1,865,561
1.50% 11/1/41	316,345	250,168
2.00% 10/1/40	1,027,568	858,507
2.00% 7/1/41	1,007,211	841,079
2.00% 9/1/41	2,624,395	2,187,960
2.00% 10/1/41	1,069,146	890,182
2.00% 11/1/41	591,002	495,275
2.00% 12/1/41	1,176,821	978,779
2.00% 1/1/42	3,656,846	3,040,612
2.00% 2/1/42	1,041,394	864,440
2.00% 4/1/42	2,323,767	1,935,694
2.00% 5/1/42	173,035	143,299
2.00% 8/1/42	167,984	139,929
2.50% 4/1/41	134,572	115,503
2.50% 3/1/42	399,358	342,070
3.00% 6/1/36	56,198	51,844
3.00% 5/1/42	81,493	71,102
3.00% 7/1/42	502,808	442,695
3.00% 9/1/42	930,335	815,092
3.50% 1/1/38	815,082	762,566
3.50% 6/1/42	140,026	127,321
4.00% 6/1/42	65,733	61,939
Freddie Mac S.F. 30 yr
1.50% 2/1/51	607,591	450,890
1.50% 3/1/52	445,456	329,728
2.00% 11/1/50	1,183,310	935,691
2.00% 2/1/51	2,684,288	2,124,190
2.00% 3/1/51	1,519,206	1,203,925
2.00% 4/1/51	460,412	367,947
2.00% 6/1/51	856,882	676,038
2.00% 8/1/51	784,995	616,182
2.00% 2/1/52	607,645	477,312
2.50% 11/1/49	10,618,510	8,750,167
2.50% 7/1/50	3,005,360	2,469,609
2.50% 11/1/50	3,108,191	2,582,044
2.50% 12/1/50	3,322,525	2,753,389
2.50% 1/1/51	34,658	28,711
2.50% 2/1/51	1,284,421	1,065,667
2.50% 3/1/51	67,416	56,374
2.50% 5/1/51	869,948	719,143
2.50% 7/1/51	312,662	255,328
2.50% 8/1/51	2,362,140	1,947,595
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
2.50% 9/1/51	467,401	$386,462
2.50% 10/1/51	3,123,748	2,587,620
2.50% 12/1/51	154,119	127,502
2.50% 1/1/52	17,861,739	14,748,317
2.50% 2/1/52	903,276	744,202
2.50% 3/1/52	80,695	66,685
2.50% 4/1/52	6,578,835	5,437,099
3.00% 1/1/47	1,630,841	1,417,842
3.00% 9/1/48	33,105	28,807
3.00% 9/1/49	333,568	289,093
3.00% 11/1/49	329,789	285,473
3.00% 1/1/50	39,826	34,710
3.00% 6/1/50	966,793	821,812
3.00% 8/1/50	4,711,075	4,048,616
3.00% 2/1/51	149,808	129,273
3.00% 6/1/51	461,231	398,345
3.00% 10/1/51	405,868	350,157
3.00% 11/1/51	286,226	244,977
3.00% 12/1/51	164,680	141,292
3.00% 1/1/52	235,183	202,319
3.00% 2/1/52	1,349,496	1,147,830
3.00% 4/1/52	165,083	141,715
3.50% 7/1/50	449,466	402,443
3.50% 12/1/50	772,221	687,889
3.50% 1/1/52	148,785	132,624
3.50% 4/1/52	1,415,715	1,261,605
3.50% 5/1/52	1,588,016	1,408,507
3.50% 6/1/52	1,738,339	1,544,908
4.00% 9/1/32	200,000	188,859
4.00% 8/1/44	13,181	12,145
4.00% 5/1/45	8,275	7,698
4.00% 10/1/45	13,084	12,150
4.00% 11/1/45	10,813	10,040
4.00% 1/1/46	106,072	99,552
4.00% 7/1/49	4,905,530	4,548,889
4.00% 1/1/50	242,629	224,697
4.00% 7/1/50	830,699	766,777
4.00% 4/1/52	4,215,236	3,882,526
4.00% 7/1/52	300,571	279,762
4.00% 2/1/53	1,528,620	1,417,885
4.50% 10/1/35	96,504	93,336
4.50% 3/1/47	504,508	485,823
4.50% 5/1/47	31,314	29,997
4.50% 6/1/47	483,874	464,533
4.50% 9/1/50	156,696	148,903
4.50% 1/1/51	525,585	498,374
4.50% 7/1/52	672,519	636,017
4.50% 8/1/52	167,225	159,575
4.50% 9/1/52	172,856	162,880
4.50% 10/1/52	1,493,697	1,408,960
4.50% 11/1/52	3,751,049	3,539,533
4.50% 12/1/52	503,841	475,033
5.00% 1/1/49	10,027	9,861
5.00% 7/1/52	1,884,436	1,827,657
LVIP JPMorgan Core Bond Fund-12

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
5.00% 11/1/52	326,474	$316,147
5.00% 12/1/52	411,711	398,849
5.00% 1/1/53	1,565,044	1,516,401
5.00% 3/1/53	769,486	747,183
5.00% 4/1/53	1,135,794	1,100,348
5.00% 6/1/53	464,537	449,995
5.50% 10/1/33	11,491	11,515
5.50% 12/1/52	433,429	430,252
5.50% 1/1/53	243,642	241,856
5.50% 3/1/53	543,369	539,474
5.50% 4/1/53	1,133,003	1,121,669
5.50% 5/1/53	1,007,843	1,000,206
5.50% 6/1/53	813,308	807,346
5.50% 7/1/53	267,686	265,711
6.00% 2/1/32	1,590	1,631
6.00% 12/1/52	1,284,959	1,301,125
6.50% 6/1/29	2,354	2,405
6.50% 11/1/34	3,085	3,176
6.50% 1/1/53	323,443	332,846
6.50% 2/1/53	780,628	804,141
6.50% 3/1/53	59,829	61,631
6.50% 4/1/53	598,351	616,373
6.50% 5/1/53	1,115,258	1,150,254
7.00% 4/1/35	18,827	19,529
8.50% 7/1/28	143	146
GNMA I S.F. 30 yr
3.00% 9/15/42	315,999	281,361
3.00% 10/15/42	24,887	22,157
3.50% 5/15/50	217,935	194,844
4.00% 3/15/50	25,795	24,010
5.50% 6/15/38	461,566	474,940
5.50% 7/15/38	428,254	440,661
5.50% 9/15/38	703,572	725,864
6.00% 5/15/37	24,260	24,683
6.00% 10/15/38	3,310	3,399
6.50% 3/15/28	301	304
6.50% 12/15/38	9,858	10,349
7.00% 12/15/25	27	27
7.00% 11/15/27	314	318
7.00% 6/15/28	682	690
7.00% 6/15/33	2,352	2,453
7.50% 9/15/28	554	557
8.00% 10/15/27	679	681
•GNMA II
5.56% (H15T1Y + 1.66%) 4/20/72	1,238,426	1,285,515
5.57% (H15T1Y + 1.67%) 4/20/72	1,185,084	1,231,884
5.60% (H15T1Y + 1.71%) 2/20/72	1,239,550	1,287,392
5.60% (H15T1Y + 1.71%) 3/20/72	1,038,518	1,079,897
5.72% (H15T1Y + 1.83%) 7/20/72	947,746	994,695
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
•GNMA II (continued)
5.77% (H15T1Y + 1.83%) 8/20/71	1,285,769	$1,339,119
GNMA II S.F. 10 yr 3.75% 12/20/32	54,698	52,812
GNMA II S.F. 30 yr
2.00% 12/20/50	1,145,670	895,054
2.00% 2/20/51	1,176,306	942,283
2.00% 3/20/51	1,244,334	966,314
2.50% 10/20/49	624,336	525,176
2.50% 12/20/50	876,489	731,610
2.50% 1/20/51	276,270	231,289
2.50% 2/20/51	4,525,222	3,781,835
2.50% 5/20/51	259,145	214,329
2.50% 6/20/51	376,149	312,026
2.50% 7/20/51	653,585	541,212
2.50% 8/20/51	8,479,048	7,082,518
2.50% 10/20/51	4,226,032	3,517,843
2.50% 11/20/51	539,369	449,181
2.50% 12/20/51	2,027,785	1,671,030
2.50% 8/20/52	79,674	66,614
2.50% 9/20/52	321,961	269,220
2.50% 2/20/53	758,176	634,258
3.00% 1/20/46	40,661	35,885
3.00% 8/20/46	307,424	270,639
3.00% 11/20/46	159,217	140,041
3.00% 2/20/47	54,695	48,055
3.00% 4/20/47	36,471	32,046
3.00% 9/20/47	211,068	185,282
3.00% 1/20/50	607,842	519,214
3.00% 3/20/50	535,119	458,411
3.00% 7/20/50	918,281	796,838
3.00% 2/20/51	6,347,924	5,530,914
3.00% 5/20/51	58,961	51,244
3.00% 7/20/51	520,966	452,420
3.00% 9/20/51	4,286,716	3,724,339
3.00% 10/20/51	501,708	435,588
3.00% 11/20/51	768,077	658,483
3.00% 12/20/51	759,450	659,350
3.00% 1/20/52	784,084	679,669
3.00% 2/20/52	2,201,705	1,899,667
3.00% 3/20/52	8,313,416	7,187,106
3.00% 4/20/52	1,678,051	1,427,570
3.00% 11/20/52	597,453	518,732
3.00% 12/20/52	904,895	785,114
3.00% 1/20/53	425,107	369,122
3.00% 4/20/53	166,584	144,830
3.50% 3/20/45	8,660	7,870
3.50% 4/20/45	154,191	140,077
3.50% 11/20/45	172,568	156,495
3.50% 1/20/46	103,195	93,520
3.50% 3/20/46	490,054	445,597
3.50% 4/20/46	329,962	298,770
3.50% 5/20/46	134,789	122,012
3.50% 6/20/46	226,542	205,009
3.50% 7/20/46	139,936	126,635
LVIP JPMorgan Core Bond Fund-13

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
3.50% 9/20/46	41,684	$37,722
3.50% 9/20/47	1,733,740	1,563,211
3.50% 10/20/47	334,121	301,532
3.50% 9/20/48	4,795,811	4,333,357
3.50% 10/20/48	100,941	91,342
3.50% 11/20/48	1,004,189	906,413
3.50% 10/20/49	65,972	57,790
3.50% 2/20/50	106,732	95,449
3.50% 4/20/50	838,478	747,274
3.50% 2/20/52	670,188	597,947
3.50% 3/20/52	352,180	308,184
3.50% 4/20/52	2,152,048	1,924,737
3.50% 6/20/52	315,482	278,223
3.50% 12/20/52	1,325,517	1,185,512
3.50% 2/20/53	85,570	76,908
3.75% 4/20/48	1,364,214	1,248,096
4.00% 10/20/44	22,179	20,880
4.00% 8/20/46	409,625	383,230
4.00% 2/20/47	115,570	108,115
4.00% 6/20/47	1,052,387	982,969
4.00% 9/20/47	640,229	597,969
4.00% 11/20/47	334,612	312,439
4.00% 12/20/47	134,979	126,026
4.00% 2/20/48	419,594	387,702
4.00% 3/20/48	1,408,683	1,315,291
4.00% 4/20/48	100,001	93,086
4.00% 5/20/48	147,175	137,208
4.00% 8/20/48	393,097	366,465
4.00% 9/20/48	117,834	109,867
4.00% 2/20/49	752,283	700,996
4.00% 3/20/49	233,495	217,540
4.00% 4/20/49	196,094	182,665
4.00% 10/20/49	80,461	75,072
4.00% 11/20/49	556,824	518,151
4.00% 1/20/50	63,353	57,751
4.00% 2/20/50	400,834	372,726
4.00% 3/20/50	459,013	424,295
4.00% 4/20/50	968,390	894,374
4.00% 2/20/52	909,221	837,031
4.00% 5/20/52	1,166,551	1,075,110
4.00% 6/20/52	1,169,698	1,080,418
4.00% 8/20/52	2,008,873	1,851,400
4.00% 4/20/53	181,354	167,138
4.50% 8/20/47	175,059	168,162
4.50% 4/20/48	316,843	303,912
4.50% 5/20/48	16,506	15,827
4.50% 6/20/48	374,264	358,777
4.50% 7/20/48	8,063	7,728
4.50% 8/20/48	1,381,610	1,324,151
4.50% 10/20/48	273,716	262,304
4.50% 12/20/48	486,550	466,239
4.50% 1/20/49	543,186	520,464
4.50% 2/20/49	494,342	473,663
4.50% 3/20/49	1,016,195	973,687
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
4.50% 9/20/49	660,561	$641,693
4.50% 2/20/50	1,051,303	1,006,641
4.50% 3/20/50	107,104	102,597
4.50% 5/20/50	1,147,217	1,096,822
4.50% 11/20/50	551,437	528,522
4.50% 12/20/50	142,253	136,312
4.50% 5/20/52	1,983,556	1,885,112
4.50% 8/20/52	937,653	887,437
4.50% 9/20/52	2,257,798	2,141,129
5.00% 5/20/48	113,841	112,182
5.00% 6/20/48	74,923	73,773
5.00% 9/20/48	141,904	139,573
5.00% 10/20/48	547,672	539,438
5.00% 11/20/48	231,703	227,480
5.00% 12/20/48	336,098	330,682
5.00% 1/20/49	389,384	382,027
5.00% 4/20/49	227,086	223,077
5.00% 9/20/49	235,396	231,894
5.00% 11/20/49	144,901	142,768
5.00% 1/20/50	208,912	205,683
5.00% 12/20/51	57,992	56,831
5.00% 9/20/52	425,824	416,215
5.00% 10/20/52	923,540	898,600
5.00% 11/20/52	1,279,266	1,244,720
5.00% 12/20/52	170,427	165,824
5.00% 1/20/53	2,814,094	2,737,189
5.00% 3/20/53	87,536	85,129
5.00% 5/20/53	449,501	439,636
5.00% 10/20/54	1,093,266	1,061,352
5.00% 6/20/63	763,477	734,709
5.50% 11/20/52	1,445,538	1,439,500
5.50% 2/20/53	527,320	524,576
5.50% 6/20/53	776,862	772,333
5.50% 7/20/53	1,081,614	1,075,308
5.50% 11/20/54	1,149,255	1,154,042
6.00% 4/20/53	979,073	990,856
6.00% 6/20/53	895,432	910,671
6.00% 6/20/63	760,386	759,308
7.50% 12/20/26	117	118
8.00% 11/20/26	1,901	1,925
8.00% 1/20/27	186	187
Total Agency Mortgage-Backed Securities (Cost $575,036,834)		572,634,046
AGENCY OBLIGATIONS–0.03%
^Fannie Mae Principal Strip 0.00% 3/23/28	630,000	543,352
Tennessee Valley Authority
4.25% 9/15/65	101,000	82,262
4.63% 9/15/60	93,000	83,354
5.88% 4/1/36	140,000	151,607
Total Agency Obligations (Cost $890,749)		860,575
LVIP JPMorgan Core Bond Fund-14

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS–25.09%
Aerospace & Defense–0.66%
BAE Systems PLC
1.90% 2/15/31	200,000	$165,430
5.80% 10/11/41	51,000	51,320
Boeing Co.
2.20% 2/4/26	200,000	193,958
2.70% 2/1/27	810,000	772,392
2.80% 3/1/27	240,000	228,751
3.20% 3/1/29	830,000	764,813
3.25% 3/1/28	224,000	210,474
3.75% 2/1/50	320,000	218,252
5.93% 5/1/60	560,000	518,173
6.30% 5/1/29	1,190,000	1,233,515
6.39% 5/1/31	675,000	705,727
6.53% 5/1/34	1,110,000	1,162,845
General Dynamics Corp. 4.25% 4/1/40	50,000	43,637
L3Harris Technologies, Inc.
4.85% 4/27/35	440,000	418,433
5.25% 6/1/31	1,080,000	1,080,681
5.40% 7/31/33	297,000	296,469
Lockheed Martin Corp.
4.15% 6/15/53	1,580,000	1,262,606
4.50% 5/15/36	640,000	600,018
Northrop Grumman Corp.
5.15% 5/1/40	140,000	133,943
5.25% 5/1/50	3,390,000	3,174,477
RTX Corp.
2.25% 7/1/30	570,000	495,757
3.13% 7/1/50	1,520,000	994,868
3.75% 11/1/46	80,000	60,393
4.13% 11/16/28	980,000	953,853
4.15% 5/15/45	138,000	111,291
4.35% 4/15/47	90,000	73,921
5.15% 2/27/33	221,000	219,143
		16,145,140
Agriculture–0.26%
Altria Group, Inc.
2.45% 2/4/32	1,730,000	1,423,588
3.40% 2/4/41	610,000	440,441
BAT Capital Corp.
2.26% 3/25/28	210,000	192,928
3.56% 8/15/27	600,000	580,559
4.39% 8/15/37	250,000	215,665
4.54% 8/15/47	754,000	594,626
BAT International Finance PLC 1.67% 3/25/26	160,000	153,927
Bunge Ltd. Finance Corp.
2.75% 5/14/31	400,000	345,750
4.65% 9/17/34	1,228,000	1,159,198
Philip Morris International, Inc. 2.10% 5/1/30	810,000	700,244
Reynolds American, Inc. 5.85% 8/15/45	150,000	142,824
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Agriculture (continued)
Viterra Finance BV 3.20% 4/21/31	400,000	$349,169
		6,298,919
Airlines–0.40%
♦Air Canada Pass-Through Trust
3.30% 7/15/31	180,128	166,637
3.55% 7/15/31	128,168	117,530
3.60% 9/15/28	57,425	55,874
4.13% 11/15/26	71,780	71,428
♦American Airlines Pass-Through Trust
3.00% 4/15/30	79,123	73,800
3.38% 11/1/28	839,500	801,673
3.70% 4/1/28	24,131	23,460
4.00% 3/22/29	2,389,265	2,296,773
♦British Airways Pass-Through Trust
3.30% 6/15/34	116,859	107,108
3.80% 3/20/33	48,069	46,017
4.13% 3/20/33	64,864	60,896
♦Delta Air Lines Pass-Through Trust 3.63% 1/30/29	243,052	235,738
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.50% 10/20/25	386,664	384,234
4.75% 10/20/28	1,580,000	1,558,422
♦United Airlines Pass-Through Trust
2.70% 11/1/33	173,697	153,476
2.88% 4/7/30	64,503	60,243
3.10% 4/7/30	206,410	187,803
3.65% 7/7/27	29,257	28,697
3.70% 9/1/31	287,543	262,343
4.00% 10/11/27	36,135	35,711
4.15% 2/25/33	190,598	181,912
4.30% 2/15/27	100,678	100,124
4.60% 9/1/27	61,887	61,011
5.45% 8/15/38	2,784,000	2,787,883
		9,858,793
Apparel–0.07%
NIKE, Inc.
2.75% 3/27/27	320,000	308,483
2.85% 3/27/30	1,220,000	1,111,089
3.25% 3/27/40	330,000	254,825
		1,674,397
Auto Manufacturers–0.36%
General Motors Co.
5.60% 10/15/32	240,000	242,047
6.75% 4/1/46	150,000	156,546
LVIP JPMorgan Core Bond Fund-15

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
General Motors Financial Co., Inc.
1.25% 1/8/26	231,000	$222,548
2.35% 1/8/31	97,000	81,128
2.70% 6/10/31	320,000	271,133
3.80% 4/7/25	180,000	179,430
5.40% 5/8/27	730,000	737,627
5.75% 2/8/31	810,000	820,666
5.95% 4/4/34	690,000	693,605
Hyundai Capital America
1.30% 1/8/26	115,000	110,958
1.50% 6/15/26	45,000	42,842
1.80% 10/15/25	140,000	136,497
1.80% 1/10/28	215,000	194,752
2.38% 10/15/27	130,000	121,204
3.00% 2/10/27	200,000	192,061
4.55% 9/26/29	850,000	825,103
4.75% 9/26/31	2,500,000	2,402,266
5.65% 6/26/26	1,280,000	1,292,313
Stellantis Finance U.S., Inc. 2.69% 9/15/31	200,000	164,147
		8,886,873
Auto Parts & Equipment–0.00%
Lear Corp. 2.60% 1/15/32	110,000	91,699
		91,699
Banks–9.31%
μABN AMRO Bank NV
2.47% 12/13/29	900,000	810,731
5.52% 12/3/35	1,600,000	1,564,395
6.58% 10/13/26	1,800,000	1,819,100
μAIB Group PLC
5.87% 3/28/35	2,340,000	2,339,978
6.61% 9/13/29	1,490,000	1,557,294
ANZ New Zealand International Ltd.
2.55% 2/13/30	200,000	177,596
3.45% 1/21/28	200,000	191,455
5.36% 8/14/28	300,000	304,204
Banco Nacional de Panama 2.50% 8/11/30	300,000	238,240
Banco Santander SA
μ1.72% 9/14/27	200,000	189,070
2.75% 5/28/25	3,400,000	3,367,394
μ4.18% 3/24/28	200,000	195,845
μ5.37% 7/15/28	1,000,000	1,006,843
5.44% 7/15/31	600,000	598,779
5.59% 8/8/28	600,000	608,023
6.61% 11/7/28	600,000	630,980
Bank of America Corp.
μ1.32% 6/19/26	1,780,000	1,750,935
μ1.66% 3/11/27	100,000	96,359
μ1.73% 7/22/27	235,000	224,032
μ1.90% 7/23/31	1,450,000	1,219,916
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of America Corp. (continued)
μ2.09% 6/14/29	204,000	$185,144
μ2.57% 10/20/32	2,450,000	2,067,240
μ2.59% 4/29/31	1,083,000	954,086
μ2.68% 6/19/41	743,000	515,813
μ2.97% 2/4/33	3,510,000	3,016,973
μ3.37% 1/23/26	100,000	99,906
μ3.59% 7/21/28	2,840,000	2,749,837
μ3.71% 4/24/28	260,000	253,226
3.95% 4/21/25	92,000	91,747
μ3.97% 3/5/29	1,596,000	1,547,843
μ3.97% 2/7/30	890,000	852,914
μ4.08% 3/20/51	3,690,000	2,888,629
4.25% 10/22/26	2,600,000	2,577,689
μ4.33% 3/15/50	720,000	589,407
μ4.38% 4/27/28	360,000	356,177
4.45% 3/3/26	3,890,000	3,873,876
5.00% 1/21/44	1,660,000	1,550,069
μ5.08% 1/20/27	313,000	313,906
μ5.20% 4/25/29	590,000	592,754
μ5.29% 4/25/34	650,000	644,539
μ5.82% 9/15/29	710,000	727,531
μ5.87% 9/15/34	420,000	431,358
μBank of Ireland Group PLC
2.03% 9/30/27	206,000	195,882
5.60% 3/20/30	1,505,000	1,519,288
6.25% 9/16/26	287,000	289,358
μBank of Montreal 4.64% 9/10/30	692,000	678,482
μBank of New York Mellon Corp.
6.32% 10/25/29	1,170,000	1,229,180
6.47% 10/25/34	980,000	1,058,189
Bank of Nova Scotia
1.30% 6/11/25	650,000	640,569
3.45% 4/11/25	1,610,000	1,603,525
μ4.74% 11/10/32	720,000	696,582
4.85% 2/1/30	390,000	387,230
Banque Federative du Credit Mutuel SA
1.60% 10/4/26	245,000	231,483
4.94% 1/26/26	760,000	761,303
μBarclays PLC
2.89% 11/24/32	200,000	168,888
4.94% 9/10/30	795,000	779,404
4.97% 5/16/29	1,450,000	1,436,056
6.50% 9/13/27	750,000	768,141
BNP Paribas SA
μ1.32% 1/13/27	232,000	223,332
μ2.22% 6/9/26	1,113,000	1,098,611
μ3.13% 1/20/33	320,000	272,768
3.38% 1/9/25	300,000	299,924
4.40% 8/14/28	1,360,000	1,321,683
μ5.13% 1/13/29	2,720,000	2,718,418
LVIP JPMorgan Core Bond Fund-16

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
BNP Paribas SA (continued)
μ5.20% 1/10/30	960,000	$953,501
μ5.28% 11/19/30	2,945,000	2,914,496
μ5.89% 12/5/34	1,230,000	1,258,687
BPCE SA
1.00% 1/20/26	305,000	293,242
μ1.65% 10/6/26	250,000	243,428
μ2.28% 1/20/32	250,000	204,176
μ5.72% 1/18/30	592,000	594,984
μ5.94% 5/30/35	1,350,000	1,337,875
μ5.98% 1/18/27	250,000	251,934
μ6.71% 10/19/29	1,500,000	1,559,391
μ7.00% 10/19/34	975,000	1,038,948
μCaixaBank SA
6.04% 6/15/35	2,135,000	2,152,482
6.68% 9/13/27	385,000	395,118
Citigroup, Inc.
μ2.52% 11/3/32	870,000	725,443
μ2.56% 5/1/32	625,000	529,002
μ2.57% 6/3/31	3,210,000	2,797,713
μ2.90% 11/3/42	75,000	52,524
μ3.06% 1/25/33	221,000	189,848
μ3.11% 4/8/26	510,000	507,542
3.30% 4/27/25	3,100,000	3,085,014
μ3.52% 10/27/28	75,000	72,182
μ3.67% 7/24/28	605,000	586,041
μ3.79% 3/17/33	1,250,000	1,122,274
μ3.89% 1/10/28	200,000	196,048
μ4.08% 4/23/29	74,000	71,793
4.40% 6/10/25	78,000	77,765
4.45% 9/29/27	7,790,000	7,684,463
μ4.54% 9/19/30	1,664,000	1,616,906
4.65% 7/23/48	1,540,000	1,317,721
μ4.66% 5/24/28	300,000	298,115
μ4.91% 5/24/33	1,990,000	1,923,324
8.13% 7/15/39	50,000	61,708
Cooperatieve Rabobank UA
μ3.65% 4/6/28	600,000	582,140
μ3.76% 4/6/33	500,000	449,093
4.38% 8/4/25	2,740,000	2,728,951
μCredit Agricole SA
1.25% 1/26/27	400,000	384,121
1.91% 6/16/26	1,110,000	1,093,781
5.34% 1/10/30	1,560,000	1,559,628
6.32% 10/3/29	425,000	439,112
μDanske Bank AS
4.61% 10/2/30	1,054,000	1,022,636
5.71% 3/1/30	970,000	983,355
Deutsche Bank AG
μ2.13% 11/24/26	205,000	199,753
μ2.55% 1/7/28	350,000	332,918
μ5.00% 9/11/30	520,000	508,287
μ5.40% 9/11/35	535,000	506,892
5.41% 5/10/29	985,000	999,632
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Deutsche Bank AG (continued)
μ5.71% 2/8/28	546,000	$551,819
μ6.72% 1/18/29	795,000	825,474
μ6.82% 11/20/29	1,540,000	1,611,496
μDNB Bank ASA 1.61% 3/30/28	325,000	302,019
Federation des Caisses Desjardins du Quebec 5.70% 3/14/28	200,000	203,904
Goldman Sachs Group, Inc.
μ1.95% 10/21/27	195,000	185,012
μ2.38% 7/21/32	95,000	79,173
2.60% 2/7/30	400,000	354,317
μ2.64% 2/24/28	301,000	287,082
μ2.65% 10/21/32	1,120,000	946,656
μ2.91% 7/21/42	580,000	402,989
μ3.21% 4/22/42	250,000	182,180
3.50% 4/1/25	470,000	468,323
3.50% 11/16/26	2,690,000	2,630,119
μ3.62% 3/15/28	270,000	262,557
μ3.69% 6/5/28	3,022,000	2,935,154
μ3.81% 4/23/29	45,000	43,281
μ4.02% 10/31/38	400,000	338,724
μ4.22% 5/1/29	1,780,000	1,731,962
4.25% 10/21/25	1,695,000	1,685,649
μ4.41% 4/23/39	215,000	189,481
4.75% 10/21/45	810,000	716,779
μ5.80% 8/10/26	330,000	331,842
6.25% 2/1/41	1,260,000	1,326,361
μ6.48% 10/24/29	1,330,000	1,393,542
μHSBC Holdings PLC
2.21% 8/17/29	200,000	179,640
2.36% 8/18/31	300,000	255,366
3.97% 5/22/30	1,740,000	1,642,584
4.04% 3/13/28	2,010,000	1,967,646
5.29% 11/19/30	2,090,000	2,076,125
5.73% 5/17/32	250,000	252,915
6.33% 3/9/44	200,000	211,283
μHuntington Bancshares, Inc. 5.27% 1/15/31	780,000	780,615
ING Groep NV 3.95% 3/29/27	200,000	196,515
μKBC Group NV
4.93% 10/16/30	670,000	659,405
6.32% 9/21/34	520,000	537,893
μKeyCorp 4.79% 6/1/33	55,000	52,010
Lloyds Banking Group PLC
μ1.63% 5/11/27	245,000	234,356
μ3.51% 3/18/26	200,000	199,286
4.58% 12/10/25	200,000	199,054
μ5.46% 1/5/28	1,180,000	1,189,920
μ5.68% 1/5/35	1,285,000	1,279,669
μ5.72% 6/5/30	1,000,000	1,016,734
μMacquarie Group Ltd.
1.34% 1/12/27	210,000	202,379
5.03% 1/15/30	220,000	218,311
LVIP JPMorgan Core Bond Fund-17

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Mitsubishi UFJ Financial Group, Inc.
μ1.54% 7/20/27	220,000	$209,241
2.05% 7/17/30	340,000	290,734
3.75% 7/18/39	515,000	432,002
μ3.84% 4/17/26	570,000	568,007
μ4.08% 4/19/28	590,000	579,900
μMizuho Financial Group, Inc.
1.23% 5/22/27	255,000	242,712
2.87% 9/13/30	220,000	198,764
5.74% 5/27/31	400,000	411,101
5.78% 7/6/29	380,000	388,826
Morgan Stanley
μ1.79% 2/13/32	280,000	228,433
μ2.19% 4/28/26	2,230,000	2,210,111
μ2.48% 1/21/28	39,000	37,166
μ2.70% 1/22/31	1,740,000	1,546,006
μ3.22% 4/22/42	265,000	195,922
•3.59% 7/22/28	222,000	214,076
μ3.62% 4/1/31	3,530,000	3,278,764
μ3.77% 1/24/29	1,326,000	1,278,745
4.30% 1/27/45	85,000	70,063
4.35% 9/8/26	20,000	19,846
μ4.43% 1/23/30	209,000	203,411
μ5.04% 7/19/30	870,000	866,996
μ5.12% 2/1/29	155,000	155,426
μ5.16% 4/20/29	490,000	491,379
μ5.17% 1/16/30	100,000	100,143
μ5.32% 7/19/35	1,180,000	1,160,659
μ5.42% 7/21/34	120,000	119,163
μ5.45% 7/20/29	175,000	176,955
Morgan Stanley Bank NA 4.75% 4/21/26	285,000	285,305
NatWest Group PLC
4.80% 4/5/26	283,000	282,907
μ4.89% 5/18/29	1,660,000	1,643,147
μ5.08% 1/27/30	215,000	212,781
μ5.78% 3/1/35	4,150,000	4,175,307
μ5.81% 9/13/29	440,000	448,676
μ5.85% 3/2/27	830,000	838,252
NatWest Markets PLC 5.41% 5/17/29	345,000	349,327
Nordea Bank Abp 5.38% 9/22/27	200,000	202,523
μNorthern Trust Corp. 3.38% 5/8/32	29,000	27,824
μPNC Financial Services Group, Inc.
4.81% 10/21/32	1,030,000	1,002,471
5.07% 1/24/34	361,000	351,690
Royal Bank of Canada
1.15% 6/10/25	620,000	610,523
3.88% 5/4/32	1,930,000	1,775,239
μSantander Holdings USA, Inc. 6.17% 1/9/30	1,460,000	1,489,955
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μSantander U.K. Group Holdings PLC
1.67% 6/14/27	220,000	$209,401
4.86% 9/11/30	2,415,000	2,348,051
6.53% 1/10/29	470,000	484,366
6.83% 11/21/26	434,000	440,270
Skandinaviska Enskilda Banken AB 5.38% 3/5/29	1,630,000	1,645,874
Societe Generale SA
μ1.49% 12/14/26	260,000	250,916
μ1.79% 6/9/27	215,000	204,609
μ2.89% 6/9/32	500,000	417,592
5.25% 2/19/27	1,208,000	1,208,598
μ5.63% 1/19/30	1,811,000	1,807,634
μStandard Chartered PLC
1.46% 1/14/27	245,000	235,973
5.01% 10/15/30	795,000	780,647
5.69% 5/14/28	1,055,000	1,068,503
5.91% 5/14/35	3,213,000	3,218,538
6.19% 7/6/27	225,000	228,798
μState Street Corp. 4.82% 1/26/34	200,000	193,937
Sumitomo Mitsui Financial Group, Inc.
3.01% 10/19/26	25,000	24,271
3.04% 7/16/29	345,000	316,811
5.52% 1/13/28	370,000	375,879
5.71% 1/13/30	370,000	379,131
5.72% 9/14/28	510,000	522,344
Sumitomo Mitsui Trust Bank Ltd. 1.55% 3/25/26	403,000	387,656
Toronto-Dominion Bank
1.15% 6/12/25	620,000	610,540
4.46% 6/8/32	1,180,000	1,118,101
5.16% 1/10/28	240,000	241,202
5.52% 7/17/28	110,000	111,796
μTruist Financial Corp.
5.71% 1/24/35	800,000	806,122
6.05% 6/8/27	2,000,000	2,032,904
7.16% 10/30/29	1,420,000	1,518,403
μU.S. Bancorp
2.22% 1/27/28	130,000	123,257
5.78% 6/12/29	840,000	858,973
5.84% 6/12/34	330,000	336,401
UBS AG
4.50% 6/26/48	200,000	169,960
5.00% 7/9/27	1,560,000	1,569,147
7.50% 2/15/28	2,620,000	2,805,795
UBS Group AG
μ1.31% 2/2/27	270,000	259,450
μ2.19% 6/5/26	250,000	247,022
μ2.75% 2/11/33	440,000	367,333
μ3.09% 5/14/32	840,000	730,617
μ3.87% 1/12/29	250,000	240,729
4.13% 4/15/26	890,000	881,395
LVIP JPMorgan Core Bond Fund-18

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
UBS Group AG (continued)
μ4.19% 4/1/31	1,280,000	$1,209,445
μ4.49% 5/12/26	350,000	349,189
4.55% 4/17/26	870,000	866,950
μ4.75% 5/12/28	1,320,000	1,311,754
μ9.02% 11/15/33	390,000	471,017
μUniCredit SpA 1.98% 6/3/27	200,000	191,410
Wells Fargo & Co.
μ2.19% 4/30/26	2,160,000	2,140,444
μ2.39% 6/2/28	750,000	706,371
μ2.88% 10/30/30	1,390,000	1,253,813
3.00% 10/23/26	1,060,000	1,027,797
μ3.35% 3/2/33	1,070,000	938,013
4.15% 1/24/29	1,290,000	1,250,675
4.30% 7/22/27	670,000	661,038
μ4.48% 4/4/31	1,230,000	1,190,611
μ5.01% 4/4/51	7,300,000	6,479,838
μ5.56% 7/25/34	310,000	309,586
μ5.57% 7/25/29	870,000	883,307
Westpac New Zealand Ltd. 4.90% 2/15/28	560,000	558,806
		228,341,205
Beverages–0.11%
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/49	1,610,000	1,583,661
Coca-Cola Femsa SAB de CV 1.85% 9/1/32	215,000	168,807
Constellation Brands, Inc.
2.25% 8/1/31	100,000	83,214
2.88% 5/1/30	420,000	375,285
4.35% 5/9/27	490,000	485,092
4.50% 5/9/47	65,000	54,035
4.75% 5/9/32	20,000	19,237
5.25% 11/15/48	25,000	22,801
		2,792,132
Biotechnology–0.06%
Amgen, Inc.
1.65% 8/15/28	120,000	107,254
4.66% 6/15/51	300,000	251,181
5.60% 3/2/43	390,000	379,129
Baxalta, Inc. 5.25% 6/23/45	3,000	2,761
Gilead Sciences, Inc.
2.60% 10/1/40	310,000	214,348
3.65% 3/1/26	160,000	158,083
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/30	460,000	382,846
Royalty Pharma PLC 1.20% 9/2/25	98,000	95,573
		1,591,175
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Building Materials–0.04%
Carrier Global Corp. 3.58% 4/5/50	24,000	$17,200
Lennox International, Inc. 1.35% 8/1/25	540,000	528,494
Martin Marietta Materials, Inc.
3.45% 6/1/27	52,000	50,430
3.50% 12/15/27	100,000	96,532
Masco Corp.
2.00% 10/1/30	90,000	75,799
6.50% 8/15/32	80,000	84,283
Trane Technologies Financing Ltd. 5.25% 3/3/33	150,000	150,404
		1,003,142
Chemicals–0.08%
Albemarle Corp. 5.45% 12/1/44	50,000	44,622
Celanese U.S. Holdings LLC 6.05% 3/15/25	41,000	41,029
Dow Chemical Co. 4.55% 11/30/25	14,000	13,975
DuPont de Nemours, Inc. 5.32% 11/15/38	361,000	362,069
LYB International Finance III LLC
1.25% 10/1/25	79,000	76,923
3.63% 4/1/51	245,000	164,507
Nutrien Ltd.
4.00% 12/15/26	70,000	69,030
4.13% 3/15/35	90,000	79,666
4.20% 4/1/29	25,000	24,246
5.00% 4/1/49	40,000	35,559
OCP SA 4.50% 10/22/25	960,000	947,467
Union Carbide Corp. 7.75% 10/1/96	75,000	87,295
		1,946,388
Commercial Services–0.27%
DP World Ltd.
4.70% 9/30/49	1,030,000	855,207
5.63% 9/25/48	3,080,000	2,914,715
Element Fleet Management Corp.
6.27% 6/26/26	235,000	238,998
6.32% 12/4/28	990,000	1,031,790
ERAC USA Finance LLC
5.63% 3/15/42	12,000	11,925
7.00% 10/15/37	160,000	180,463
Ford Foundation 2.82% 6/1/70	90,000	50,572
Global Payments, Inc.
2.90% 5/15/30	48,000	42,734
2.90% 11/15/31	92,000	78,685
3.20% 8/15/29	236,000	216,171
LVIP JPMorgan Core Bond Fund-19

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
Global Payments, Inc. (continued)
5.30% 8/15/29	91,000	$91,159
Pepperdine University 3.30% 12/1/59	110,000	67,888
Quanta Services, Inc.
2.35% 1/15/32	270,000	223,385
2.90% 10/1/30	360,000	321,238
S&P Global, Inc. 2.90% 3/1/32	193,000	168,397
University of Miami 4.06% 4/1/52	120,000	95,783
University of Southern California 3.23% 10/1/20	110,000	63,181
		6,652,291
Computers–0.22%
Accenture Capital, Inc.
4.25% 10/4/31	990,000	951,320
4.50% 10/4/34	670,000	636,713
Apple, Inc.
2.70% 8/5/51	965,000	601,825
3.45% 2/9/45	82,000	62,815
3.75% 9/12/47	140,000	110,192
CGI, Inc. 2.30% 9/14/31	370,000	306,391
Dell International LLC/EMC Corp.
4.90% 10/1/26	292,000	292,815
5.25% 2/1/28	287,000	290,481
6.02% 6/15/26	128,000	129,835
Hewlett Packard Enterprise Co. 5.00% 10/15/34	1,820,000	1,749,336
Leidos, Inc.
2.30% 2/15/31	120,000	100,772
5.75% 3/15/33	150,000	152,053
		5,384,548
Cosmetics & Personal Care–0.12%
Haleon U.S. Capital LLC
3.38% 3/24/27	590,000	572,736
3.38% 3/24/29	850,000	799,287
3.63% 3/24/32	640,000	579,522
Kenvue, Inc. 4.90% 3/22/33	930,000	914,754
		2,866,299
Distribution/Wholesale–0.00%
WW Grainger, Inc. 4.60% 6/15/45	77,000	68,747
		68,747
Diversified Financial Services–1.28%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45% 10/29/26	1,520,000	1,455,085
3.00% 10/29/28	2,670,000	2,472,313
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (continued)
3.30% 1/30/32	1,535,000	$1,337,475
6.10% 1/15/27	440,000	449,986
μAmerican Express Co. 5.10% 2/16/28	1,300,000	1,307,499
Avolon Holdings Funding Ltd.
2.13% 2/21/26	160,000	154,747
2.53% 11/18/27	1,301,000	1,206,419
4.25% 4/15/26	245,000	242,050
4.38% 5/1/26	1,525,000	1,508,283
4.95% 1/15/28	1,140,000	1,129,646
5.15% 1/15/30	1,750,000	1,715,189
5.50% 1/15/26	8,395,000	8,418,722
5.75% 3/1/29	1,053,000	1,063,696
5.75% 11/15/29	1,735,000	1,756,173
6.38% 5/4/28	1,960,000	2,014,573
Blackstone Holdings Finance Co. LLC 4.45% 7/15/45	21,000	17,418
Capital One Financial Corp.
μ1.88% 11/2/27	74,000	69,925
μ2.62% 11/2/32	235,000	194,619
4.20% 10/29/25	40,000	39,738
μ4.99% 7/24/26	120,000	119,905
μ5.70% 2/1/30	990,000	1,003,567
Intercontinental Exchange, Inc.
4.25% 9/21/48	230,000	186,130
4.60% 3/15/33	270,000	258,838
Jefferies Financial Group, Inc. 6.45% 6/8/27	81,000	83,550
LSEGA Financing PLC 2.00% 4/6/28	475,000	433,707
Macquarie Airfinance Holdings Ltd. 5.15% 3/17/30	725,000	708,210
Mitsubishi HC Finance America LLC 5.81% 9/12/28	210,000	214,370
Nasdaq, Inc. 5.55% 2/15/34	125,000	126,096
Nomura Holdings, Inc.
2.68% 7/16/30	200,000	174,022
6.07% 7/12/28	800,000	822,523
Nuveen LLC 4.00% 11/1/28	160,000	155,293
OneSky Loan Trust 3.88% 1/15/31	596,593	561,843
		31,401,610
Electric–2.14%
AEP Transmission Co. LLC 3.15% 9/15/49	35,000	23,063
Alabama Power Co. 6.13% 5/15/38	62,000	65,588
Ameren Illinois Co. 3.25% 3/15/50	185,000	126,128
LVIP JPMorgan Core Bond Fund-20

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
American Electric Power Co., Inc. 2.30% 3/1/30	260,000	$226,216
American Transmission Systems, Inc. 2.65% 1/15/32	240,000	203,439
Baltimore Gas & Electric Co.
2.90% 6/15/50	110,000	68,683
5.40% 6/1/53	385,000	366,416
5.65% 6/1/54	850,000	836,850
CenterPoint Energy Houston Electric LLC
2.90% 7/1/50	200,000	125,253
3.95% 3/1/48	10,000	7,679
CenterPoint Energy, Inc. 1.45% 6/1/26	230,000	219,681
Cleveland Electric Illuminating Co.
3.50% 4/1/28	325,000	309,462
4.55% 11/15/30	65,000	62,595
CMS Energy Corp. 2.95% 2/15/27	47,000	45,219
Comision Federal de Electricidad 3.88% 7/26/33	690,000	556,217
Commonwealth Edison Co. 3.65% 6/15/46	30,000	22,404
Consolidated Edison Co. of New York, Inc.
3.35% 4/1/30	250,000	232,645
3.95% 4/1/50	200,000	155,687
4.50% 5/15/58	54,000	43,379
5.70% 6/15/40	38,000	38,216
Constellation Energy Generation LLC
3.25% 6/1/25	250,000	248,373
5.60% 6/15/42	2,500,000	2,411,526
5.75% 10/1/41	1,144,000	1,116,490
5.80% 3/1/33	299,000	305,521
6.25% 10/1/39	100,000	104,299
6.50% 10/1/53	330,000	349,556
Delmarva Power & Light Co. 4.15% 5/15/45	50,000	40,034
DTE Electric Co.
3.65% 3/1/52	226,000	165,353
5.40% 4/1/53	185,000	179,392
DTE Electric Securitization Funding II LLC 6.09% 9/1/38	950,000	1,008,964
DTE Energy Co. 4.88% 6/1/28	350,000	348,774
Duke Energy Corp.
2.65% 9/1/26	100,000	96,796
3.15% 8/15/27	240,000	230,469
5.80% 6/15/54	1,500,000	1,461,143
6.10% 9/15/53	880,000	893,901
Duke Energy Ohio, Inc. 3.70% 6/15/46	46,000	33,930
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Duke Energy Progress LLC 3.70% 10/15/46	54,000	$40,024
Duquesne Light Holdings, Inc.
2.53% 10/1/30	210,000	181,475
3.62% 8/1/27	160,000	154,153
Electricite de France SA 5.95% 4/22/34	960,000	978,546
Emera U.S. Finance LP 4.75% 6/15/46	130,000	107,649
Entergy Corp. 2.95% 9/1/26	21,000	20,381
Entergy Louisiana LLC
2.40% 10/1/26	59,000	56,811
2.90% 3/15/51	130,000	79,917
3.05% 6/1/31	38,000	33,855
4.00% 3/15/33	40,000	36,617
Entergy Mississippi LLC 3.85% 6/1/49	135,000	100,298
Entergy Texas, Inc. 5.80% 9/1/53	100,000	100,012
Evergy Metro, Inc. 4.20% 3/15/48	50,000	39,608
Evergy Missouri West Storm Funding I LLC 5.10% 12/1/40	1,476,766	1,465,860
Evergy, Inc. 2.90% 9/15/29	170,000	154,680
Eversource Energy 3.38% 3/1/32	310,000	271,331
Exelon Corp. 5.30% 3/15/33	300,000	299,280
Fells Point Funding Trust 3.05% 1/31/27	1,585,000	1,524,013
FirstEnergy Corp.
1.60% 1/15/26	250,000	241,014
3.90% 7/15/27	1,610,000	1,567,805
FirstEnergy Pennsylvania Electric Co. 3.25% 3/15/28	19,000	18,031
Florida Power & Light Co.
5.30% 4/1/53	210,000	200,043
5.40% 9/1/35	50,000	50,410
Fortis, Inc. 3.06% 10/4/26	124,000	120,098
ITC Holdings Corp. 2.95% 5/14/30	100,000	89,461
Jersey Central Power & Light Co.
4.30% 1/15/26	40,000	39,794
5.10% 1/15/35	430,000	419,435
6.15% 6/1/37	30,000	31,376
Massachusetts Electric Co. 4.00% 8/15/46	56,000	42,788
MidAmerican Energy Co.
3.65% 4/15/29	820,000	782,043
5.85% 9/15/54	220,000	223,587
Mid-Atlantic Interstate Transmission LLC 4.10% 5/15/28	660,000	640,611
LVIP JPMorgan Core Bond Fund-21

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Monongahela Power Co. 5.85% 2/15/34	140,000	$143,105
Nevada Power Co.
3.70% 5/1/29	100,000	95,412
6.00% 3/15/54	160,000	163,384
New England Power Co. 3.80% 12/5/47	45,000	33,316
New York State Electric & Gas Corp. 3.25% 12/1/26	50,000	48,456
NextEra Energy Capital Holdings, Inc.
3.55% 5/1/27	27,000	26,312
5.25% 2/28/53	170,000	156,024
5.55% 3/15/54	2,200,000	2,107,315
5.75% 9/1/25	610,000	613,719
Niagara Mohawk Power Corp. 1.96% 6/27/30	250,000	212,197
NRG Energy, Inc.
2.00% 12/2/25	185,000	179,636
2.45% 12/2/27	210,000	194,995
4.45% 6/15/29	110,000	105,059
Ohio Power Co. 5.00% 6/1/33	345,000	333,645
Oncor Electric Delivery Co. LLC 3.10% 9/15/49	215,000	140,746
Pacific Gas & Electric Co.
2.10% 8/1/27	140,000	130,605
2.50% 2/1/31	360,000	307,828
2.95% 3/1/26	595,000	581,758
3.30% 8/1/40	720,000	538,756
3.45% 7/1/25	145,000	143,865
3.50% 8/1/50	180,000	123,307
3.75% 8/15/42	33,000	24,752
4.00% 12/1/46	230,000	173,310
4.30% 3/15/45	55,000	43,888
5.80% 5/15/34	2,890,000	2,955,087
6.40% 6/15/33	488,000	514,388
6.75% 1/15/53	15,000	16,343
PECO Energy Co. 2.80% 6/15/50	100,000	62,324
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13% 5/15/27	990,000	967,085
5.45% 5/21/28	490,000	490,042
6.15% 5/21/48	2,820,000	2,739,397
PG&E Recovery Funding LLC
5.23% 6/1/42	1,570,000	1,556,788
5.53% 6/1/51	1,865,000	1,850,676
5.54% 7/15/49	245,000	243,898
PG&E Wildfire Recovery Funding LLC
4.26% 6/1/38	160,000	150,116
5.10% 6/1/54	205,000	193,472
5.21% 12/1/49	110,000	105,345
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Potomac Electric Power Co. 6.50% 11/15/37	75,000	$82,156
PPL Electric Utilities Corp. 5.25% 5/15/53	225,000	214,625
Public Service Co. of Oklahoma
5.20% 1/15/35	310,000	300,120
5.25% 1/15/33	280,000	275,577
6.63% 11/15/37	175,000	186,756
Public Service Electric & Gas Co.
3.00% 3/1/51	1,785,000	1,153,439
5.38% 11/1/39	28,000	27,637
Public Service Enterprise Group, Inc. 5.45% 4/1/34	870,000	867,721
San Diego Gas & Electric Co. 5.35% 5/15/35	70,000	69,458
SCE Recovery Funding LLC
4.70% 6/15/42	244,474	235,098
5.11% 12/14/49	110,000	103,570
Sierra Pacific Power Co. 5.90% 3/15/54	290,000	289,970
Sigeco Securitization I LLC 5.03% 11/15/38	236,812	232,376
Southern California Edison Co.
3.65% 3/1/28	80,000	77,042
4.05% 3/15/42	100,000	80,867
5.55% 1/15/36	80,000	79,330
5.70% 3/1/53	115,000	111,849
5.75% 4/15/54	1,500,000	1,470,857
5.88% 12/1/53	290,000	288,426
Southern Co. 5.20% 6/15/33	1,620,000	1,601,452
Southern Power Co. 5.15% 9/15/41	50,000	46,692
Tampa Electric Co. 4.45% 6/15/49	100,000	82,361
Toledo Edison Co. 6.15% 5/15/37	50,000	52,641
Union Electric Co.
5.20% 4/1/34	1,580,000	1,570,159
5.45% 3/15/53	250,000	239,383
Virginia Electric & Power Co. 6.35% 11/30/37	70,000	74,487
Vistra Operations Co. LLC
5.70% 12/30/34	425,000	420,540
6.00% 4/15/34	817,000	827,908
WEC Energy Group, Inc.
3.55% 6/15/25	11,000	10,923
5.60% 9/12/26	155,000	156,999
		52,537,117
LVIP JPMorgan Core Bond Fund-22

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electrical Components & Equipment–0.03%
Emerson Electric Co. 2.80% 12/21/51	1,120,000	$691,804
		691,804
Electronics–0.04%
Honeywell International, Inc. 5.25% 3/1/54	1,160,000	1,086,319
		1,086,319
Engineering & Construction–0.01%
Sydney Airport Finance Co. Pty. Ltd. 3.38% 4/30/25	360,000	357,976
		357,976
Food–0.21%
Bimbo Bakeries USA, Inc.
4.00% 5/17/51	290,000	209,478
5.38% 1/9/36	200,000	192,913
6.05% 1/15/29	200,000	204,144
Campbell's Co. 3.13% 4/24/50	47,000	30,260
Conagra Brands, Inc. 5.30% 11/1/38	35,000	32,884
J.M. Smucker Co.
6.20% 11/15/33	525,000	553,568
6.50% 11/15/53	445,000	477,351
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 6.75% 3/15/34	381,000	402,817
Kellanova 5.25% 3/1/33	283,000	282,716
Kraft Heinz Foods Co.
4.38% 6/1/46	153,000	123,877
4.63% 10/1/39	200,000	178,915
Kroger Co.
2.20% 5/1/30	500,000	433,690
5.00% 9/15/34	460,000	445,514
5.40% 7/15/40	18,000	17,332
5.50% 9/15/54	350,000	329,656
McCormick & Co., Inc. 2.50% 4/15/30	342,000	302,139
Tyson Foods, Inc. 5.70% 3/15/34	880,000	891,868
		5,109,122
Gas–0.26%
APA Infrastructure Ltd.
4.25% 7/15/27	73,000	71,823
5.13% 9/16/34	1,752,000	1,668,168
Atmos Energy Corp.
4.13% 10/15/44	50,000	40,717
4.13% 3/15/49	155,000	121,862
5.00% 12/15/54	943,000	849,385
5.90% 11/15/33	1,000,000	1,046,123
Boston Gas Co. 4.49% 2/15/42	22,000	18,108
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Gas (continued)
Brooklyn Union Gas Co. 4.27% 3/15/48	80,000	$61,321
NiSource, Inc.
1.70% 2/15/31	190,000	155,358
2.95% 9/1/29	85,000	77,803
5.20% 7/1/29	1,100,000	1,108,376
ONE Gas, Inc. 2.00% 5/15/30	200,000	172,889
Piedmont Natural Gas Co., Inc. 3.50% 6/1/29	200,000	188,518
Southern California Gas Co.
2.55% 2/1/30	195,000	174,809
6.35% 11/15/52	200,000	215,131
Southern Co. Gas Capital Corp.
3.25% 6/15/26	17,000	16,650
3.95% 10/1/46	21,000	16,253
4.40% 6/1/43	42,000	35,352
5.75% 9/15/33	220,000	225,452
5.88% 3/15/41	96,000	97,142
Southwest Gas Corp. 3.80% 9/29/46	44,000	32,443
		6,393,683
Health Care Products–0.13%
Abbott Laboratories
4.75% 11/30/36	620,000	598,949
4.90% 11/30/46	700,000	653,401
Boston Scientific Corp. 4.55% 3/1/39	49,000	44,722
DH Europe Finance II SARL 3.25% 11/15/39	184,000	143,336
Medtronic, Inc. 4.63% 3/15/45	100,000	88,769
Solventum Corp. 5.60% 3/23/34	1,410,000	1,403,068
Thermo Fisher Scientific, Inc. 2.00% 10/15/31	330,000	274,577
		3,206,822
Health Care Services–0.65%
Ascension Health 2.53% 11/15/29	190,000	170,815
Children's Hospital 2.93% 7/15/50	180,000	112,930
Cigna Group
4.50% 2/25/26	83,000	82,778
4.90% 12/15/48	700,000	595,958
CommonSpirit Health
1.55% 10/1/25	145,000	141,559
2.78% 10/1/30	145,000	128,352
3.91% 10/1/50	140,000	103,035
Elevance Health, Inc.
3.65% 12/1/27	330,000	321,034
4.10% 3/1/28	55,000	53,749
4.10% 5/15/32	600,000	554,785
4.55% 5/15/52	490,000	394,933
LVIP JPMorgan Core Bond Fund-23

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Hackensack Meridian Health, Inc.
2.68% 9/1/41	390,000	$269,862
2.88% 9/1/50	230,000	144,313
HCA, Inc.
5.13% 6/15/39	125,000	113,908
5.45% 9/15/34	1,980,000	1,929,889
5.50% 6/15/47	245,000	222,458
5.95% 9/15/54	550,000	523,091
6.10% 4/1/64	2,435,000	2,323,147
Humana, Inc.
3.13% 8/15/29	840,000	766,512
3.70% 3/23/29	1,320,000	1,245,967
3.95% 3/15/27	930,000	912,215
4.50% 4/1/25	110,000	109,842
Memorial Health Services 3.45% 11/1/49	245,000	174,102
Mount Sinai Hospital 3.98% 7/1/48	83,000	60,152
MyMichigan Health 3.41% 6/1/50	80,000	55,656
Northwestern Memorial Healthcare Obligated Group 2.63% 7/15/51	882,000	540,262
Quest Diagnostics, Inc. 3.45% 6/1/26	17,000	16,722
Roche Holdings, Inc. 2.61% 12/13/51	970,000	576,761
Sutter Health 5.55% 8/15/53	400,000	399,121
Texas Health Resources 2.33% 11/15/50	140,000	79,166
UnitedHealth Group, Inc.
2.30% 5/15/31	120,000	102,037
2.90% 5/15/50	380,000	235,580
3.13% 5/15/60	80,000	47,600
3.25% 5/15/51	140,000	92,421
3.70% 8/15/49	1,770,000	1,286,394
3.88% 12/15/28	230,000	222,417
3.88% 8/15/59	490,000	346,887
5.05% 4/15/53	320,000	288,160
5.88% 2/15/53	140,000	140,373
Yale-New Haven Health Services Corp. 2.50% 7/1/50	200,000	114,995
		15,999,938
Housewares–0.01%
Newell Brands, Inc. 5.70% 4/1/26	219,000	218,907
		218,907
Insurance–0.74%
Aon North America, Inc.
5.45% 3/1/34	1,690,000	1,687,055
5.75% 3/1/54	1,530,000	1,491,900
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Athene Global Funding
1.45% 1/8/26	370,000	$357,407
2.50% 1/14/25	103,000	102,912
2.95% 11/12/26	515,000	496,922
Berkshire Hathaway Finance Corp.
3.85% 3/15/52	210,000	158,976
4.25% 1/15/49	910,000	759,903
4.30% 5/15/43	62,000	53,648
Brown & Brown, Inc. 2.38% 3/15/31	460,000	386,495
Chubb INA Holdings LLC 3.35% 5/3/26	450,000	443,004
CNO Global Funding 5.88% 6/4/27	2,350,000	2,392,969
Corebridge Financial, Inc.
3.65% 4/5/27	185,000	179,874
3.85% 4/5/29	130,000	124,138
Corebridge Global Funding 5.90% 9/19/28	270,000	277,601
F&G Annuities & Life, Inc. 6.50% 6/4/29	625,000	638,100
F&G Global Funding
1.75% 6/30/26	185,000	176,047
5.88% 6/10/27	1,100,000	1,114,774
Fidelity & Guaranty Life Holdings, Inc. 5.50% 5/1/25	57,000	56,996
Guardian Life Global Funding 1.10% 6/23/25	240,000	236,006
Guardian Life Insurance Co. of America 4.85% 1/24/77	21,000	17,431
Hartford Financial Services Group, Inc. 4.30% 4/15/43	70,000	59,023
High Street Funding Trust I 4.11% 2/15/28	825,000	793,203
Jackson National Life Global Funding 3.88% 6/11/25	87,000	86,627
Liberty Mutual Group, Inc.
3.95% 10/15/50	207,000	150,603
4.57% 2/1/29	27,000	26,444
MetLife, Inc.
4.13% 8/13/42	28,000	23,230
6.40% 12/15/66	1,220,000	1,243,568
Mutual of Omaha Cos Global Funding 5.80% 7/27/26	250,000	253,120
New York Life Global Funding
0.95% 6/24/25	460,000	452,094
2.35% 7/14/26	65,000	62,929
New York Life Insurance Co. 4.45% 5/15/69	105,000	81,140
Northwestern Mutual Global Funding 1.70% 6/1/28	195,000	175,584
Pacific Life Global Funding II 5.50% 8/28/26	275,000	278,737
LVIP JPMorgan Core Bond Fund-24

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
μPacific Life Insurance Co. 4.30% 10/24/67	134,000	$105,292
Pine Street Trust III 6.22% 5/15/54	1,000,000	1,009,105
Principal Financial Group, Inc. 3.70% 5/15/29	30,000	28,571
Principal Life Global Funding II 1.25% 6/23/25	230,000	226,296
Prudential Financial, Inc. 3.91% 12/7/47	61,000	46,490
Prudential Funding Asia PLC 3.13% 4/14/30	1,200,000	1,088,323
Prudential Insurance Co. of America 8.30% 7/1/25	710,000	721,647
Teachers Insurance & Annuity Association of America 4.27% 5/15/47	50,000	40,017
		18,104,201
Internet–0.51%
Amazon.com, Inc.
2.10% 5/12/31	750,000	640,566
2.50% 6/3/50	5,570,000	3,323,058
3.15% 8/22/27	1,030,000	994,485
3.30% 4/13/27	210,000	204,952
3.60% 4/13/32	1,870,000	1,730,907
3.95% 4/13/52	390,000	307,528
4.05% 8/22/47	460,000	380,102
4.25% 8/22/57	150,000	122,833
4.95% 12/5/44	480,000	457,451
Meta Platforms, Inc. 5.40% 8/15/54	1,330,000	1,287,927
Prosus NV
3.68% 1/21/30	600,000	541,403
4.03% 8/3/50	2,720,000	1,826,737
Uber Technologies, Inc. 4.80% 9/15/34	615,000	588,597
		12,406,546
Iron & Steel–0.03%
Reliance, Inc. 1.30% 8/15/25	600,000	586,288
Steel Dynamics, Inc. 1.65% 10/15/27	126,000	115,907
		702,195
Machinery Diversified–0.03%
nVent Finance SARL 4.55% 4/15/28	75,000	74,237
Otis Worldwide Corp.
2.06% 4/5/25	300,000	297,686
2.57% 2/15/30	280,000	248,718
Xylem, Inc. 2.25% 1/30/31	110,000	93,753
		714,394
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media–0.51%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50% 3/1/42	475,000	$322,771
4.80% 3/1/50	980,000	736,134
5.13% 7/1/49	1,160,000	908,009
5.38% 4/1/38	1,308,000	1,163,488
5.50% 4/1/63	480,000	381,907
Comcast Corp.
2.80% 1/15/51	930,000	552,744
2.89% 11/1/51	1,196,000	719,331
2.94% 11/1/56	481,000	280,152
2.99% 11/1/63	206,000	116,263
3.15% 3/1/26	840,000	827,131
3.40% 4/1/30	570,000	528,901
3.45% 2/1/50	400,000	273,860
3.95% 10/15/25	1,690,000	1,681,214
4.00% 3/1/48	110,000	83,536
4.00% 11/1/49	152,000	114,945
4.15% 10/15/28	2,320,000	2,262,543
4.25% 1/15/33	167,000	155,805
Cox Communications, Inc.
2.95% 10/1/50	180,000	104,493
3.35% 9/15/26	67,000	65,388
Time Warner Cable Enterprises LLC 8.38% 7/15/33	90,000	101,241
Time Warner Cable LLC
5.50% 9/1/41	100,000	84,860
6.55% 5/1/37	250,000	241,719
7.30% 7/1/38	430,000	437,450
Walt Disney Co. 6.65% 11/15/37	350,000	390,304
		12,534,189
Mining–0.40%
Anglo American Capital PLC
4.00% 9/11/27	710,000	690,629
4.75% 4/10/27	430,000	426,465
Barrick North America Finance LLC 5.70% 5/30/41	1,070,000	1,049,791
BHP Billiton Finance USA Ltd. 5.00% 9/30/43	700,000	653,992
Corp. Nacional del Cobre de Chile 6.44% 1/26/36	863,000	879,270
Glencore Funding LLC
2.50% 9/1/30	750,000	650,163
4.00% 3/27/27	400,000	392,201
5.63% 4/4/34	1,020,000	1,015,469
Southern Copper Corp. 5.25% 11/8/42	4,420,000	3,996,374
		9,754,354
LVIP JPMorgan Core Bond Fund-25

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Miscellaneous Manufacturing–0.03%
Eaton Corp. 4.15% 11/2/42	780,000	$657,647
Parker-Hannifin Corp. 4.45% 11/21/44	30,000	25,659
		683,306
Oil & Gas–1.25%
Aker BP ASA
5.13% 10/1/34	600,000	563,527
5.80% 10/1/54	325,000	294,373
Apache Corp. 6.00% 1/15/37	1,690,000	1,672,450
BP Capital Markets America, Inc.
2.77% 11/10/50	370,000	221,943
2.94% 6/4/51	345,000	213,588
3.00% 3/17/52	135,000	84,236
3.41% 2/11/26	150,000	148,160
4.81% 2/13/33	310,000	299,671
Chevron Corp.
2.00% 5/11/27	200,000	189,075
3.08% 5/11/50	460,000	304,227
Chevron USA, Inc. 3.85% 1/15/28	500,000	493,199
ConocoPhillips Co. 5.50% 1/15/55	1,395,000	1,326,505
Continental Resources, Inc.
4.38% 1/15/28	1,520,000	1,477,921
5.75% 1/15/31	20,000	19,758
Coterra Energy, Inc. 5.40% 2/15/35	1,165,000	1,129,690
Devon Energy Corp.
4.50% 1/15/30	640,000	618,999
4.75% 5/15/42	150,000	124,524
5.60% 7/15/41	940,000	868,797
5.85% 12/15/25	570,000	573,819
Diamondback Energy, Inc.
3.13% 3/24/31	1,150,000	1,016,524
3.50% 12/1/29	1,400,000	1,302,083
Ecopetrol SA 5.88% 5/28/45	3,100,000	2,135,669
Eni USA, Inc. 7.30% 11/15/27	50,000	53,249
EQT Corp.
3.90% 10/1/27	60,000	58,343
7.00% 2/1/30	680,000	722,217
Exxon Mobil Corp.
3.00% 8/16/39	405,000	306,300
3.45% 4/15/51	570,000	399,562
4.33% 3/19/50	90,000	74,015
HF Sinclair Corp. 5.88% 4/1/26	138,000	139,030
KazMunayGas National Co. JSC
5.38% 4/24/30	800,000	778,000
5.75% 4/19/47	2,050,000	1,768,008
Occidental Petroleum Corp.
3.00% 2/15/27	620,000	591,885
3.50% 8/15/29	380,000	348,409
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Occidental Petroleum Corp. (continued)
4.10% 2/15/47	580,000	$396,708
4.20% 3/15/48	160,000	114,991
4.30% 8/15/39	494,000	397,725
4.40% 4/15/46	290,000	215,085
4.50% 7/15/44	2,170,000	1,603,144
4.63% 6/15/45	890,000	673,716
5.55% 3/15/26	170,000	170,597
Pertamina Persero PT 6.00% 5/3/42	1,360,000	1,331,100
Phillips 66 Co.
3.15% 12/15/29	95,000	87,169
4.90% 10/1/46	77,000	66,212
5.30% 6/30/33	270,000	267,575
Pioneer Natural Resources Co.
1.13% 1/15/26	160,000	154,444
1.90% 8/15/30	920,000	783,879
2.15% 1/15/31	1,390,000	1,179,805
Shell Finance U.S., Inc.
2.38% 11/7/29	150,000	134,558
3.25% 4/6/50	1,890,000	1,273,405
Shell International Finance BV 2.88% 5/10/26	610,000	596,402
Suncor Energy, Inc.
5.95% 12/1/34	60,000	61,977
6.80% 5/15/38	79,000	84,107
TotalEnergies Capital International SA
2.99% 6/29/41	350,000	251,025
3.13% 5/29/50	260,000	170,328
3.46% 7/12/49	145,000	101,899
Valero Energy Corp.
2.15% 9/15/27	128,000	119,662
7.50% 4/15/32	14,000	15,713
		30,568,982
Oil & Gas Services–0.04%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc. 3.14% 11/7/29	180,000	166,157
Halliburton Co.
3.80% 11/15/25	20,000	19,832
4.85% 11/15/35	30,000	28,506
5.00% 11/15/45	220,000	196,412
6.70% 9/15/38	60,000	65,331
NOV, Inc. 3.60% 12/1/29	200,000	186,611
Schlumberger Holdings Corp. 3.90% 5/17/28	301,000	292,208
		955,057
LVIP JPMorgan Core Bond Fund-26

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Packaging & Containers–0.08%
Graphic Packaging International LLC 1.51% 4/15/26	284,000	$270,587
Packaging Corp. of America 4.05% 12/15/49	155,000	118,950
Smurfit Westrock Financing DAC 5.42% 1/15/35	1,505,000	1,494,094
WRKCo, Inc. 3.90% 6/1/28	35,000	33,756
		1,917,387
Pharmaceuticals–0.87%
AbbVie, Inc.
2.95% 11/21/26	530,000	514,874
3.60% 5/14/25	460,000	458,094
4.05% 11/21/39	510,000	435,708
4.25% 11/21/49	1,190,000	967,521
4.40% 11/6/42	370,000	320,241
4.50% 5/14/35	100,000	93,648
4.55% 3/15/35	60,000	56,414
4.85% 6/15/44	200,000	181,276
4.88% 11/14/48	110,000	98,773
5.05% 3/15/34	455,000	449,532
AstraZeneca PLC 6.45% 9/15/37	50,000	54,826
Becton Dickinson & Co.
4.67% 6/6/47	75,000	64,192
4.69% 12/15/44	340,000	293,948
Bristol-Myers Squibb Co.
2.35% 11/13/40	175,000	115,764
3.20% 6/15/26	410,000	402,725
3.70% 3/15/52	714,000	519,882
4.13% 6/15/39	114,000	98,403
4.55% 2/20/48	707,000	600,547
5.55% 2/22/54	113,000	109,619
5.65% 2/22/64	1,030,000	991,251
Cencora, Inc.
5.13% 2/15/34	1,550,000	1,521,382
5.15% 2/15/35	2,185,000	2,130,081
CVS Health Corp.
1.88% 2/28/31	180,000	145,103
2.13% 9/15/31	590,000	472,529
3.63% 4/1/27	230,000	223,161
3.75% 4/1/30	740,000	677,813
4.30% 3/25/28	1,271,000	1,231,481
5.05% 3/25/48	2,143,000	1,767,002
5.13% 7/20/45	840,000	705,737
5.25% 2/21/33	330,000	316,356
♦CVS Pass-Through Trust
4.70% 1/10/36	125,986	116,798
5.93% 1/10/34	57,062	56,564
7.51% 1/10/32	49,241	51,849
8.35% 7/10/31	49,329	53,104
Eli Lilly & Co. 4.95% 2/27/63	210,000	188,393
Johnson & Johnson 2.10% 9/1/40	1,390,000	923,805
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Merck & Co., Inc.
2.75% 12/10/51	170,000	$103,028
2.90% 12/10/61	245,000	140,505
4.00% 3/7/49	220,000	172,285
Pfizer Investment Enterprises Pte. Ltd.
4.75% 5/19/33	210,000	204,053
5.30% 5/19/53	515,000	482,206
Pfizer, Inc. 2.70% 5/28/50	760,000	467,582
Takeda Pharmaceutical Co. Ltd.
3.03% 7/9/40	545,000	395,036
3.18% 7/9/50	1,044,000	676,315
5.65% 7/5/44	386,000	379,340
Utah Acquisition Sub, Inc. 3.95% 6/15/26	127,000	124,983
Viatris, Inc. 2.30% 6/22/27	589,000	552,345
Zoetis, Inc. 2.00% 5/15/30	170,000	146,293
		21,252,367
Pipelines–1.07%
Boardwalk Pipelines LP 3.40% 2/15/31	170,000	151,875
Cameron LNG LLC 3.70% 1/15/39	188,000	151,533
Cheniere Energy, Inc. 5.65% 4/15/34	710,000	714,078
Columbia Pipelines Holding Co. LLC 5.10% 10/1/31	421,000	410,781
Columbia Pipelines Operating Co. LLC
6.04% 11/15/33	810,000	830,899
6.54% 11/15/53	1,230,000	1,289,007
Eastern Gas Transmission & Storage, Inc. 3.90% 11/15/49	137,000	99,839
Enbridge, Inc.
5.63% 4/5/34	1,850,000	1,860,895
5.70% 3/8/33	260,000	262,701
Energy Transfer LP
3.75% 5/15/30	3,950,000	3,685,249
5.30% 4/1/44	50,000	44,721
5.40% 10/1/47	670,000	601,945
6.00% 6/15/48	335,000	323,580
6.10% 2/15/42	60,000	59,093
6.25% 4/15/49	340,000	340,285
Enterprise Products Operating LLC
4.80% 2/1/49	190,000	163,516
6.65% 10/15/34	370,000	402,276
7.55% 4/15/38	206,000	241,189
Flex Intermediate Holdco LLC 4.32% 12/30/39	130,000	99,773
Galaxy Pipeline Assets Bidco Ltd. 2.94% 9/30/40	224,935	177,696
LVIP JPMorgan Core Bond Fund-27

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Gray Oak Pipeline LLC
2.60% 10/15/25	165,000	$162,031
3.45% 10/15/27	372,000	354,103
Kinder Morgan Energy Partners LP 5.50% 3/1/44	440,000	407,795
Kinder Morgan, Inc.
5.00% 2/1/29	1,147,000	1,143,104
5.20% 6/1/33	315,000	307,725
5.20% 3/1/48	70,000	61,739
5.55% 6/1/45	550,000	514,027
MPLX LP
4.70% 4/15/48	550,000	450,666
5.50% 6/1/34	1,580,000	1,557,201
5.50% 2/15/49	870,000	798,798
NGPL PipeCo LLC 3.25% 7/15/31	1,015,000	875,430
ONEOK Partners LP 6.65% 10/1/36	15,000	15,934
ONEOK, Inc.
2.20% 9/15/25	250,000	245,488
4.75% 10/15/31	140,000	135,423
5.55% 11/1/26	320,000	323,986
5.80% 11/1/30	500,000	515,352
6.05% 9/1/33	1,030,000	1,059,899
6.63% 9/1/53	1,340,000	1,408,905
Sabine Pass Liquefaction LLC 5.63% 3/1/25	35,000	35,013
South Bow USA Infrastructure Holdings LLC
4.91% 9/1/27	335,000	333,883
5.03% 10/1/29	385,000	378,302
Targa Resources Corp. 5.50% 2/15/35	1,425,000	1,401,947
TransCanada PipeLines Ltd. 6.20% 10/15/37	70,000	72,115
Western Midstream Operating LP
3.10% 2/1/25	1,080,000	1,077,274
4.05% 2/1/30	110,000	103,175
Williams Cos., Inc.
4.90% 1/15/45	360,000	314,397
5.65% 3/15/33	200,000	201,778
		26,166,421
Private Equity–0.00%
Brookfield Finance, Inc.
3.90% 1/25/28	55,000	53,507
4.70% 9/20/47	9,000	7,757
4.85% 3/29/29	54,000	53,621
		114,885
Real Estate–0.04%
GAIF Bond Issuer Pty. Ltd. 3.40% 9/30/26	79,000	76,919
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate (continued)
Opendoor Property trust 4.07% 2/15/26	1,000,000	$985,000
		1,061,919
Real Estate Investment Trusts–0.52%
Alexandria Real Estate Equities, Inc.
1.88% 2/1/33	140,000	107,853
2.00% 5/18/32	240,000	191,306
3.80% 4/15/26	23,000	22,707
4.00% 2/1/50	125,000	92,779
American Tower Corp.
1.50% 1/31/28	325,000	293,284
1.88% 10/15/30	275,000	230,443
2.10% 6/15/30	150,000	128,541
2.95% 1/15/51	85,000	52,560
3.10% 6/15/50	130,000	83,386
3.38% 10/15/26	44,000	42,978
3.70% 10/15/49	230,000	166,544
5.00% 1/31/30	1,355,000	1,347,200
American Tower Trust #1 3.65% 3/15/48	160,000	151,161
Brixmor Operating Partnership LP
2.25% 4/1/28	200,000	182,754
2.50% 8/16/31	105,000	88,103
3.85% 2/1/25	50,000	49,934
COPT Defense Properties LP
2.25% 3/15/26	470,000	454,840
2.75% 4/15/31	326,000	278,289
Crown Castle, Inc.
4.00% 3/1/27	24,000	23,582
5.80% 3/1/34	665,000	677,480
DOC Dr. LLC 2.63% 11/1/31	130,000	109,864
Equinix, Inc.
2.00% 5/15/28	463,000	421,301
2.90% 11/18/26	285,000	275,078
Essex Portfolio LP
1.65% 1/15/31	200,000	162,679
2.65% 3/15/32	145,000	122,093
5.50% 4/1/34	420,000	420,177
Extra Space Storage LP
2.20% 10/15/30	300,000	255,256
2.40% 10/15/31	125,000	103,864
4.00% 6/15/29	150,000	143,549
5.90% 1/15/31	1,060,000	1,093,415
Goodman U.S. Finance Three LLC 3.70% 3/15/28	43,000	40,988
Healthcare Realty Holdings LP
2.00% 3/15/31	160,000	130,809
3.10% 2/15/30	310,000	278,590
Healthpeak OP LLC
2.13% 12/1/28	330,000	296,643
3.00% 1/15/30	90,000	81,447
LVIP JPMorgan Core Bond Fund-28

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Healthpeak OP LLC (continued)
3.50% 7/15/29	132,000	$123,507
Mid-America Apartments LP
1.70% 2/15/31	150,000	123,504
3.95% 3/15/29	230,000	221,530
NNN REIT, Inc.
3.60% 12/15/26	58,000	56,771
4.30% 10/15/28	150,000	146,436
5.50% 6/15/34	640,000	637,360
5.60% 10/15/33	150,000	151,271
Prologis LP
2.13% 10/15/50	150,000	78,619
2.88% 11/15/29	95,000	86,969
Public Storage Operating Co. 2.25% 11/9/31	131,000	109,577
Realty Income Corp. 4.85% 3/15/30	280,000	278,237
Regency Centers LP 2.95% 9/15/29	215,000	197,084
Sabra Health Care LP 3.20% 12/1/31	210,000	180,171
Safehold GL Holdings LLC 2.85% 1/15/32	400,000	336,071
Scentre Group Trust 1/Scentre Group Trust 2 3.50% 2/12/25	170,000	169,622
UDR, Inc.
1.90% 3/15/33	240,000	184,389
2.10% 8/1/32	160,000	127,030
2.95% 9/1/26	28,000	27,149
3.00% 8/15/31	25,000	21,954
3.20% 1/15/30	150,000	137,297
Ventas Realty LP
3.25% 10/15/26	25,000	24,317
3.85% 4/1/27	49,000	47,851
4.13% 1/15/26	9,000	8,928
Welltower OP LLC
3.10% 1/15/30	85,000	77,392
6.50% 3/15/41	125,000	133,681
WP Carey, Inc.
2.25% 4/1/33	180,000	141,807
4.25% 10/1/26	245,000	242,230
		12,672,231
Retail–0.29%
AutoZone, Inc. 1.65% 1/15/31	180,000	148,031
Costco Wholesale Corp.
1.38% 6/20/27	930,000	864,523
1.75% 4/20/32	380,000	309,233
Home Depot, Inc.
2.50% 4/15/27	320,000	306,212
3.25% 4/15/32	1,690,000	1,507,713
3.30% 4/15/40	530,000	412,920
3.35% 4/15/50	680,000	474,061
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Home Depot, Inc. (continued)
3.63% 4/15/52	235,000	$170,528
3.90% 6/15/47	90,000	70,409
McDonald's Corp.
4.20% 4/1/50	500,000	394,814
4.70% 12/9/35	60,000	57,207
4.88% 12/9/45	1,060,000	949,523
O'Reilly Automotive, Inc.
3.55% 3/15/26	80,000	78,908
3.60% 9/1/27	49,000	47,547
Starbucks Corp.
4.80% 2/15/33	440,000	429,222
4.90% 2/15/31	850,000	848,236
Walmart, Inc. 1.80% 9/22/31	180,000	150,244
		7,219,331
Savings & Loans–0.09%
μNationwide Building Society
2.97% 2/16/28	920,000	880,205
4.30% 3/8/29	525,000	509,841
6.56% 10/18/27	865,000	887,392
		2,277,438
Semiconductors–0.48%
Analog Devices, Inc. 2.80% 10/1/41	227,000	160,619
Broadcom, Inc.
1.95% 2/15/28	592,000	541,977
3.14% 11/15/35	2,778,000	2,268,714
3.19% 11/15/36	400,000	322,216
4.15% 11/15/30	230,000	220,079
4.93% 5/15/37	650,000	618,246
5.05% 7/12/29	2,400,000	2,409,120
Intel Corp.
3.05% 8/12/51	800,000	456,305
3.10% 2/15/60	50,000	26,688
3.25% 11/15/49	800,000	477,573
3.73% 12/8/47	590,000	389,105
5.70% 2/10/53	100,000	88,439
KLA Corp.
3.30% 3/1/50	150,000	103,602
4.65% 7/15/32	520,000	508,803
Marvell Technology, Inc. 5.75% 2/15/29	380,000	389,518
NVIDIA Corp.
3.50% 4/1/50	1,570,000	1,166,645
3.70% 4/1/60	660,000	486,928
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50% 5/11/31	360,000	306,896
2.70% 5/1/25	190,000	188,688
3.25% 5/11/41	370,000	270,374
5.00% 1/15/33	140,000	136,243
LVIP JPMorgan Core Bond Fund-29

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
Texas Instruments, Inc. 5.05% 5/18/63	276,000	$248,702
		11,785,480
Software–0.43%
Cadence Design Systems, Inc. 4.70% 9/10/34	1,594,000	1,528,217
Fiserv, Inc.
3.20% 7/1/26	70,000	68,458
4.40% 7/1/49	65,000	53,068
Intuit, Inc.
5.20% 9/15/33	350,000	350,695
5.50% 9/15/53	110,000	107,710
Microsoft Corp.
2.53% 6/1/50	2,220,000	1,366,183
2.92% 3/17/52	820,000	541,719
3.04% 3/17/62	40,000	25,554
3.45% 8/8/36	20,000	17,439
Oracle Corp.
1.65% 3/25/26	2,010,000	1,937,627
2.88% 3/25/31	2,310,000	2,032,659
2.95% 4/1/30	120,000	108,325
3.60% 4/1/40	450,000	351,834
3.60% 4/1/50	220,000	154,134
4.00% 7/15/46	110,000	84,653
4.65% 5/6/30	540,000	532,206
4.90% 2/6/33	310,000	301,825
Roper Technologies, Inc.
1.40% 9/15/27	350,000	320,606
2.00% 6/30/30	160,000	136,386
VMware LLC
1.40% 8/15/26	404,000	382,715
4.65% 5/15/27	135,000	134,429
		10,536,442
Telecommunications–0.85%
AT&T, Inc.
1.65% 2/1/28	55,000	50,013
2.25% 2/1/32	1,460,000	1,207,004
2.30% 6/1/27	520,000	490,806
2.55% 12/1/33	1,090,000	878,032
2.75% 6/1/31	265,000	230,516
3.55% 9/15/55	226,000	152,004
3.65% 6/1/51	381,000	269,072
3.65% 9/15/59	160,000	105,979
3.80% 2/15/27	1,020,000	1,000,688
3.80% 12/1/57	200,000	137,981
Corning, Inc. 3.90% 11/15/49	284,000	212,821
Crown Castle Towers LLC 3.66% 5/15/45	60,000	59,689
Deutsche Telekom International Finance BV 4.88% 3/6/42	150,000	135,117
Telefonica Emisiones SA 5.21% 3/8/47	340,000	301,190
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
T-Mobile USA, Inc.
2.25% 11/15/31	680,000	$564,879
2.55% 2/15/31	420,000	361,270
3.00% 2/15/41	800,000	570,513
3.30% 2/15/51	190,000	125,313
3.50% 4/15/25	680,000	676,925
3.75% 4/15/27	130,000	127,005
3.88% 4/15/30	5,690,000	5,354,218
5.05% 7/15/33	700,000	685,430
Verizon Communications, Inc.
2.36% 3/15/32	10,000	8,293
2.55% 3/21/31	1,280,000	1,102,297
2.65% 11/20/40	590,000	403,408
2.88% 11/20/50	180,000	110,552
3.40% 3/22/41	200,000	151,258
3.85% 11/1/42	680,000	534,351
4.00% 3/22/50	680,000	516,093
4.13% 8/15/46	480,000	380,174
4.40% 11/1/34	690,000	639,262
4.50% 8/10/33	2,680,000	2,525,601
5.25% 3/16/37	430,000	419,725
Vodafone Group PLC
4.88% 6/19/49	255,000	219,659
5.63% 2/10/53	35,000	33,263
		20,740,401
Transportation–0.08%
Burlington Northern Santa Fe LLC
4.38% 9/1/42	25,000	21,636
4.70% 9/1/45	35,000	30,914
5.15% 9/1/43	77,000	73,692
5.40% 6/1/41	126,000	123,849
5.50% 3/15/55	810,000	795,686
5.75% 5/1/40	85,000	87,272
Canadian Pacific Railway Co. 4.70% 5/1/48	197,000	170,903
CSX Corp.
3.35% 9/15/49	10,000	6,936
4.75% 11/15/48	108,000	95,068
5.50% 4/15/41	50,000	49,708
Norfolk Southern Corp.
3.95% 10/1/42	70,000	56,246
4.05% 8/15/52	40,000	30,693
Union Pacific Corp.
3.84% 3/20/60	270,000	192,960
4.10% 9/15/67	150,000	108,924
		1,844,487
Trucking & Leasing–0.02%
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.40% 11/15/26	25,000	24,325
3.95% 3/10/25	25,000	24,952
5.25% 7/1/29	100,000	100,360
LVIP JPMorgan Core Bond Fund-30

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Trucking & Leasing (continued)
Penske Truck Leasing Co. LP/PTL Finance Corp. (continued)
6.05% 8/1/28	310,000	$319,118
		468,755
Water–0.01%
American Water Capital Corp.
3.45% 5/1/50	225,000	155,285
4.00% 12/1/46	52,000	40,565
		195,850
Total Corporate Bonds (Cost $617,776,591)		615,281,664
MUNICIPAL BONDS–0.02%
New York State Dormitory Authority Series D 5.60% 3/15/40	30,000	29,767
Ohio State University Series B 4.80% 6/1/11	98,000	83,334
Port Authority of New York & New Jersey 5.65% 11/1/40	130,000	132,963
Texas Natural Gas Securitization Finance Corp. 5.17% 4/1/41	275,000	270,816
Total Municipal Bonds (Cost $531,229)		516,880
NON-AGENCY ASSET-BACKED SECURITIES–9.22%
American Credit Acceptance Receivables Trust Series 2023-4 C 6.99% 9/12/30	3,816,000	3,900,008
American Homes 4 Rent Trust
Series 2015-SFR1 D 4.41% 4/17/52	380,000	378,629
Series 2015-SFR1 E 5.64% 4/17/52	100,000	99,930
Series 2015-SFR2 C 4.69% 10/17/52	200,000	199,053
AMSR Trust
Series 2020-SFR2 C 2.53% 7/17/37	1,000,000	986,708
Series 2020-SFR3 E2 2.76% 9/17/37	750,000	735,057
Series 2020-SFR4 C 1.86% 11/17/37	1,000,000	970,322
Series 2021-SFR1 D 2.60% 6/17/38	5,059,000	4,608,020
Series 2021-SFR4 E2 3.01% 12/17/38	3,800,000	3,612,505
Series 2022-SFR3 E2 4.00% 10/17/39	1,000,000	926,831
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1 A 6.05% (SOFR30A + 1.45%) 1/15/37	1,206,551	$1,205,043
Avis Budget Rental Car Funding AESOP LLC
Series 2022-3A A 4.62% 2/20/27	750,000	749,701
Series 2024-1A A 5.36% 6/20/30	2,642,000	2,678,646
Bastion Funding I LLC Series 2023-1A A2 7.12% 4/25/38	2,045,615	2,039,682
Bedrock ABS I LLC 7.95% 12/27/37	766,837	786,774
Bg Beta I Ltd. 6.28% 7/16/54	2,686,500	2,679,515
Blackbird Capital II Aircraft Lease Ltd. Series 2021-1A A 2.44% 7/15/46	648,408	591,757
Bridge Trust
Series 2022-SFR1 C 4.45% 11/17/37	900,000	881,068
Series 2024-SFR1 C 4.30% 8/17/40	875,000	825,285
Series 2024-SFR1 D 4.30% 8/17/40	1,526,000	1,416,029
Bridgecrest Lending Auto Securitization Trust
Series 2024-1 C 5.65% 4/16/29	2,341,000	2,366,891
Series 2024-3 C 5.70% 7/16/29	2,255,000	2,278,910
BXG Receivables Note Trust Series 2022-A C 5.35% 9/28/37	506,965	489,671
CarMax Auto Owner Trust Series 2023-4 A3 6.00% 7/17/28	480,000	488,625
Cars Net Lease Mortgage Notes Series 2020-1A A3 3.10% 12/15/50	156,800	144,614
Carvana Auto Receivables Trust
Series 2023-N1 B 5.85% 11/10/27	3,840,000	3,859,218
Series 2023-P3 A3 5.82% 8/10/28	275,000	278,336
Series 2023-P4 A4 6.16% 9/10/29	631,000	651,497
Cascade MH Asset Trust Series 2021-MH1 A1 1.75% 2/25/46	653,926	581,162
φCFIN Issuer LLC Series 2022-RTL1 AA 4.73% 2/16/26	231,022	229,058
Continental Finance Credit Card ABS Master Trust Series 2022-A A 6.19% 10/15/30	910,000	918,230
LVIP JPMorgan Core Bond Fund-31

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
CoreVest American Finance Ltd.
Series 2019-2 D 4.22% 6/15/52	500,000	$454,986
Series 2019-3 B 3.16% 10/15/52	700,000	630,747
Series 2020-3 B 2.20% 8/15/53	810,000	692,766
•Countrywide Asset-Backed Certificates Trust
Series 2004-1 3A 5.01% (TSFR01M + 0.67%) 4/25/34	1,056	967
Series 2004-1 M1 5.20% (TSFR01M + 0.86%) 3/25/34	4,414	4,463
Series 2004-1 M2 5.28% (TSFR01M + 0.94%) 3/25/34	1,279	1,369
CPS Auto Receivables Trust
Series 2022-D C 7.69% 1/16/29	880,000	897,466
Series 2023-D C 7.17% 1/15/30	3,686,000	3,789,145
Credit Acceptance Auto Loan Trust
Series 2022-3A C 8.45% 2/15/33	900,000	930,876
Series 2023-2A A 5.92% 5/16/33	1,000,000	1,009,065
Series 2023-3A A 6.39% 8/15/33	700,000	712,327
Series 2024-1A C 6.71% 7/17/34	3,910,000	4,004,379
•CWHEQ Revolving Home Equity Loan Trust Series 2006-I 2A 4.65% (TSFR01M + 0.25%) 1/15/37	391,692	367,712
DataBank Issuer LLC Series 2021-1A A2 2.06% 2/27/51	650,000	625,651
Diversified ABS Phase VIII LLC Series 2024-1A A1 7.08% 5/30/44	1,317,441	1,324,423
DP Lion Holdco LLC Series 2023-1A A 8.24% 11/30/43	1,771,795	1,807,585
DT Auto Owner Trust
Series 2022-3A C 7.69% 7/17/28	900,000	912,024
Series 2022-3A D 8.14% 7/17/28	750,000	773,102
Series 2023-2A C 5.79% 2/15/29	956,000	963,820
•EFS Volunteer No. 2 LLC Series 2012-1 A2 6.03% (SOFR30A + 1.46%) 3/25/36	656,746	658,461
Exeter Automobile Receivables Trust
Series 2022-6A D 8.03% 4/6/29	1,032,000	1,074,673
Series 2023-5A C 6.85% 1/16/29	1,824,000	1,874,227
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Exeter Automobile Receivables Trust (continued)
Series 2024-2A D 5.92% 2/15/30	4,241,000	$4,277,912
FHF Issuer Trust Series 2023-2A A2 6.79% 10/15/29	1,842,395	1,876,528
First Investors Auto Owner Trust Series 2023-1A C 6.81% 12/17/29	4,000,000	4,129,528
FirstKey Homes Trust
Series 2020-SFR1 D 2.24% 8/17/37	800,000	784,617
Series 2020-SFR1 E 2.79% 8/17/37	1,100,000	1,080,936
Series 2020-SFR2 E 2.67% 10/19/37	850,000	830,729
Series 2021-SFR1 E1 2.39% 8/17/38	5,142,000	4,871,083
Series 2022-SFR2 E1 4.50% 7/17/39	900,000	863,061
Series 2022-SFR3 C 4.50% 7/17/38	784,000	771,889
•FMC GMSR Issuer Trust
Series 2020-GT1 A 4.45% 1/25/26	1,500,000	1,438,236
Series 2021-GT1 A 3.62% 7/25/26	4,200,000	3,871,712
Series 2021-GT2 A 3.85% 10/25/26	3,050,000	2,823,991
Series 2024-SAT1 A 6.50% 3/26/27	5,675,000	5,637,958
Foundation Finance Trust
Series 2020-1A A 3.54% 7/16/40	82,240	81,674
Series 2023-2A D 9.10% 6/15/49	2,900,000	3,058,092
FW Energy Asset Issuer LLC
7.51% 8/25/44	3,247,559	3,231,971
8.50% 8/25/44	1,048,278	1,041,359
GLS Auto Receivables Issuer Trust
Series 2023-3A C 6.01% 5/15/29	523,000	530,753
Series 2024-2A C 6.03% 2/15/30	4,545,000	4,637,936
GLS Auto Select Receivables Trust Series 2023-2A A3 6.38% 2/15/29	4,250,000	4,360,931
Goodgreen Trust
Series 2017 R1 5.00% 10/20/51	14,774	14,261
Series 2017-1A A 3.74% 10/15/52	26,061	23,475
Series 2017-2A A 3.26% 10/15/53	107,600	96,225
Series 2019-2A A 2.76% 4/15/55	198,050	164,624
LVIP JPMorgan Core Bond Fund-32

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
GoodLeap Sustainable Home Solutions Trust Series 2022-1GS A 2.70% 1/20/49	1,169,290	$972,061
Granite Park Equipment Leasing LLC Series 2023-1A A3 6.46% 9/20/32	2,800,000	2,891,707
Hardee's Funding LLC Series 2021-1A A2 2.87% 6/20/51	2,229,150	1,996,212
HERO Funding Trust
Series 2016-3A A1 3.08% 9/20/42	15,989	14,281
Series 2017-1A A2 4.46% 9/20/47	53,041	48,044
Series 2017-3A A2 3.95% 9/20/48	70,269	62,252
Hertz Vehicle Financing III LP Series 2021-2A C 2.52% 12/27/27	1,840,000	1,731,452
•HGI CRE CLO Ltd. Series 2021-FL1 A 5.56% (TSFR01M + 1.16%) 6/16/36	380,776	379,077
Home Partners of America Trust Series 2020-2 E 3.08% 1/17/41	807,553	698,519
John Deere Owner Trust Series 2023-B A4 5.11% 5/15/30	1,100,000	1,108,717
Jonah Energy Abs I LLC Series 2022-1 A1 7.20% 12/10/37	358,373	359,279
LAD Auto Receivables Trust Series 2023-2A A2 5.93% 6/15/27	1,155,550	1,158,467
Lending Funding Trust
Series 2020-2A A 2.32% 4/21/31	1,305,000	1,254,952
Series 2020-2A C 4.30% 4/21/31	1,000,000	956,716
Lendmark Funding Trust
Series 2021-1A B 2.47% 11/20/31	4,600,000	4,199,833
Series 2022-1A C 6.60% 7/20/32	1,200,000	1,211,102
•Long Beach Mortgage Loan Trust
Series 2003-4 M1 5.47% (TSFR01M + 1.13%) 8/25/33	131	130
Series 2004-1 M1 5.20% (TSFR01M + 0.86%) 2/25/34	16,877	16,547
Marlette Funding Trust Series 2021-3A C 1.81% 12/15/31	664,719	658,704
Merchants Fleet Funding LLC Series 2023-1A A 7.21% 5/20/36	2,779,817	2,813,464
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Mercury Financial Credit Card Master Trust Series 2024-2A A 6.56% 7/20/29	4,075,000	$4,123,807
•MF1 LLC Series 2022-FL10 A 7.00% (TSFR01M + 2.64%) 9/17/37	2,821,108	2,824,636
MNR ABS Issuer I LLC 8.95% 12/15/38	2,240,297	2,265,613
MVW LLC
Series 2019-2A B 2.44% 10/20/38	128,765	125,227
Series 2023-1A C 6.54% 10/20/40	837,542	840,107
Series 2023-2A C 7.06% 11/20/40	1,214,954	1,236,329
MVW Owner Trust Series 2019-1A A 2.89% 11/20/36	29,816	29,557
•Navient Student Loan Trust Series 2016-3A A3 6.03% (SOFR30A + 1.46%) 6/25/65	937,840	947,405
•New Century Home Equity Loan Trust Series 2005-1 M1 5.13% (TSFR01M + 0.79%) 3/25/35	4,383	4,542
New Residential Mortgage Loan Trust Series 2022-SFR1 D 3.30% 2/17/39	1,375,000	1,275,623
NP SPE X LP Series 2021-1A A1 2.23% 3/19/51	1,691,025	1,599,962
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1 A 3.84% 12/25/25	295,727	290,829
Series 2021-FHT1 A 3.10% 7/25/26	546,301	526,917
Series 2021-GNT1 A 3.47% 11/25/26	523,981	499,242
Octane Receivables Trust Series 2022-2A D 7.70% 2/20/30	1,400,000	1,455,223
OneMain Direct Auto Receivables Trust
Series 2019-1A B 3.95% 11/14/28	1,000,000	987,139
Series 2021-1A A 0.87% 7/14/28	322,749	318,005
Series 2023-1A D 7.07% 2/14/33	682,000	702,971
Oportun Issuance Trust Series 2021-C A 2.18% 10/8/31	1,310,365	1,270,891
PEAC Solutions Receivables LLC Series 2024-1A A3 5.64% 11/20/30	2,500,000	2,523,694
•PNMAC GMSR Issuer Trust Series 2022-GT1 A 8.82% (SOFR30A + 4.25%) 5/25/27	850,000	861,322
•PRET LLC Series 2021-RN4 A1 5.49% 10/25/51	1,048,227	1,047,672
LVIP JPMorgan Core Bond Fund-33

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Progress Residential Trust
Series 2022-SFR2 A 2.95% 4/17/27	541,423	$516,379
Series 2022-SFR2 E1 4.55% 4/17/27	2,700,000	2,580,410
Renew Financial Series 2017-1A A 3.67% 9/20/52	27,154	24,706
RT Financial LLC 7.85% 10/15/43	2,284,263	2,300,481
Santander Drive Auto Receivables Trust
Series 2022-4 C 5.00% 11/15/29	2,950,000	2,963,980
Series 2022-5 D 5.67% 12/16/30	5,500,000	5,559,205
Series 2022-6 D 5.69% 2/18/31	5,500,000	5,570,636
Series 2023-6 C 6.40% 3/17/31	2,200,000	2,268,548
Series 2024-2 D 6.28% 8/15/31	2,249,000	2,313,575
Series 2024-3 D 5.97% 10/15/31	5,055,000	5,139,529
SCF Equipment Leasing LLC
Series 2022-2A A3 6.50% 10/21/30	2,738,936	2,753,656
Series 2022-2A C 6.50% 8/20/32	810,000	825,843
Series 2023-1A A3 6.17% 5/20/32	3,000,000	3,084,228
Series 2023-1A C 6.77% 8/22/33	3,815,000	3,978,425
Series 2024-1A C 5.82% 9/20/32	2,558,000	2,590,936
Sierra Timeshare Receivables Funding LLC Series 2020-2A A 1.33% 7/20/37	94,627	93,361
•SLC Student Loan Trust Series 2008-1 A4A 6.67% (SOFR90A + 1.86%) 12/15/32	821,067	831,657
•SLM Private Credit Student Loan Trust
Series 2005-B A4 4.95% (TSFR03M + 0.59%) 6/15/39	494,400	476,163
Series 2006-A A5 4.91% (TSFR03M + 0.55%) 6/15/39	461,823	443,127
SMB Private Education Loan Trust
Series 2020-A A2A 2.23% 9/15/37	415,663	395,637
Series 2021-C APT1 1.39% 1/15/53	1,506,668	1,351,311
Series 2021-C B 2.30% 1/15/53	781,699	748,079
Series 2022-C A1A 4.48% 5/16/50	2,854,843	2,803,467
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Starwood Ltd. Series 2022-FL3 A 5.95% (SOFR30A + 1.35%) 11/15/38	1,862,770	$1,848,859
Tricon American Homes Trust Series 2020-SFR2 E1 2.73% 11/17/39	2,426,000	2,244,201
Tricon Residential Trust Series 2022-SFR1 D 4.75% 4/17/39	459,000	446,673
Triumph Rail Holdings LLC Series 2021-2 A 2.15% 6/19/51	1,369,794	1,275,889
U.S. Small Business Administration
Series 2019-20D 1 2.98% 4/1/39	166,559	151,091
Series 2019-25G 1 2.69% 7/1/44	302,251	263,964
VM Debt Trust Series 2019-1 7.46% 7/18/27	1,000,000	953,000
φVOLT CI LLC Series 2021-NP10 A1 4.99% 5/25/51	227,834	227,672
φVOLT XCII LLC Series 2021-NPL1 A1 4.89% 2/27/51	58,280	58,237
φVOLT XCIII LLC Series 2021-NPL2 A1 4.89% 2/27/51	332,463	332,220
φVOLT XCIV LLC Series 2021-NPL3 A1 5.24% 2/27/51	263,808	263,482
φVOLT XCIX LLC Series 2021-NPL8 A1 5.12% 4/25/51	380,110	380,241
φVOLT XCV LLC Series 2021-NPL4 A1 5.24% 3/27/51	177,342	177,177
φVOLT XCVI LLC Series 2021-NPL5 A1 5.12% 3/27/51	190,056	190,007
φVOLT XCVII LLC Series 2021-NPL6 A1 5.24% 4/25/51	248,194	248,375
Wendy's Funding LLC Series 2021-1A A2I 2.37% 6/15/51	1,745,825	1,554,239
Westlake Automobile Receivables Trust Series 2023-3A C 6.02% 9/15/28	1,000,000	1,015,441
Total Non-Agency Asset-Backed Securities (Cost $221,745,813)		226,098,826
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.77%
•Adjustable Rate Mortgage Trust Series 2005-9 5A1 4.99% (TSFR01M + 0.65%) 11/25/35	25,904	25,863
•Anchor Mortgage Trust 8.23% 3/25/31	4,000,000	4,074,065
Angel Oak Mortgage Trust
•Series 2021-7 A3 2.34% 10/25/66	584,767	481,619
Series 2022-3 A1 4.00% 1/25/67	1,268,243	1,189,449
LVIP JPMorgan Core Bond Fund-34

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
~^Banc of America Alternative Loan Trust Series 2004-6 15 0.00% 7/25/34	1,386	$801
Banc of America Funding Trust
~^Series 2004-1 0.00% 3/25/34	6,181	4,701
Series 2005-6 2A7 5.50% 10/25/35	46,211	40,999
~^Series 2005-7 30 0.00% 11/25/35	4,722	4,292
•Bear Stearns ARM Trust
Series 2003-7 3A 7.28% 10/25/33	3,023	3,034
Series 2006-1 A1 6.53% (H15T1Y + 2.25%) 2/25/36	21,257	20,771
•BRAVO Residential Funding Trust Series 2022-NQM3 A1 5.11% 7/25/62	2,226,637	2,218,242
•CENT Trust Series 2023-CITY A 7.02% (TSFR01M + 2.62%) 9/15/38	2,750,000	2,760,312
CHL Mortgage Pass-Through Trust
♦•Series 2004-7 2A1 5.57% 6/25/34	10,368	9,307
♦•Series 2004-HYB1 2A 5.44% 5/20/34	5,396	4,915
♦•Series 2004-HYB3 2A 4.55% 6/20/34	7,243	6,649
♦Series 2005-16 A23 5.50% 9/25/35	22,791	14,166
♦•Series 2005-22 2A1 5.19% 11/25/35	55,206	45,684
•CIM Trust Series 2021-R6 A1 1.43% 7/25/61	728,672	642,487
Citigroup Global Markets Mortgage Securities VII, Inc.
•Series 2003-HYB1 A 7.74% 9/25/33	2,269	2,247
~^Series 2003-UP2 1 0.00% 12/25/18	44	43
•Citigroup Mortgage Loan Trust, Inc. Series 2005-1 2A1A 3.49% 2/25/35	34,065	27,409
Countrywide Alternative Loan Trust
Series 2004-2CB 1A9 5.75% 3/25/34	310,122	308,166
*•Series 2005-20CB 3A8 0.30% (4.64% minus TSFR01M) 7/25/35	114,827	2,811
*•Series 2005-22T1 A2 0.62% (4.96% minus TSFR01M) 6/25/35	242,630	8,512
Series 2005-28CB 1A4 5.50% 8/25/35	143,276	122,972
Series 2005-54CB 1A11 5.50% 11/25/35	51,470	38,403
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
CSMC Trust
•Series 2018-J1 A2 3.50% 2/25/48	2,606,919	$2,303,536
φ•Series 2019-NQM1 A3 4.06% 10/25/59	635,135	624,768
•Series 2020-RPL4 A1 2.00% 1/25/60	762,821	667,710
•Series 2021-AFC1 A1 0.83% 3/25/56	673,444	543,440
•Series 2021-AFC1 A3 1.17% 3/25/56	915,691	743,009
•Series 2021-NQM3 A3 1.63% 4/25/66	1,570,830	1,365,897
•Series 2021-NQM7 A1 1.76% 10/25/66	517,954	438,868
•Series 2021-NQM8 A1 1.84% 10/25/66	2,619,016	2,315,423
•Series 2021-RPL1 A1 4.07% 9/27/60	1,025,834	993,836
Series 2021-RPL2 A1 2.00% 1/25/60	462,299	397,673
•Series 2021-RPL6 A1 2.00% 10/25/60	920,534	811,781
•Series 2022-NQM1 A1 2.27% 11/25/66	2,623,706	2,314,367
•Deephaven Residential Mortgage Trust Series 2022-1 A1 2.21% 1/25/67	1,833,964	1,640,838
•Ellington Financial Mortgage Trust Series 2021-2 A1 0.93% 6/25/66	711,201	579,422
First Horizon Alternative Mortgage Securities Trust Series 2005-FA8 1A19 5.50% 11/25/35	48,082	21,615
•Galton Funding Mortgage Trust Series 2017-1 A22 3.00% 7/25/56	92,358	80,171
φ•GCAT Trust Series 2020-NQM1 A3 3.55% 1/25/60	1,816,521	1,746,483
•GMACM Mortgage Loan Trust Series 2005-AR3 3A4 4.63% 6/19/35	23,312	21,822
GSR Mortgage Loan Trust
Series 2004-13F 3A3 6.00% 11/25/34	6,614	6,298
Series 2004-6F 1A2 5.00% 5/25/34	13,829	13,051
Series 2004-6F 3A4 6.50% 5/25/34	37,005	36,892
•Impac CMB Trust Series 2007-A A 4.95% (TSFR01M + 0.61%) 5/25/37	889,048	843,634
LVIP JPMorgan Core Bond Fund-35

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Impac Secured Assets Trust Series 2006-1 2A1 5.15% (TSFR01M + 0.81%) 5/25/36	4,002	$3,853
•JP Morgan Mortgage Trust
Series 2006-A2 5A3 7.13% 11/25/33	3,645	3,594
Series 2017-5 A2 5.21% 10/26/48	2,630,669	2,595,337
Series 2018-4 A1 3.50% 10/25/48	306,111	269,361
•MASTR Adjustable Rate Mortgages Trust Series 2004-13 2A1 6.90% 4/21/34	4,986	4,970
MASTR Alternative Loan Trust
Series 2003-9 8A1 6.00% 1/25/34	18,974	17,843
Series 2004-10 1A1 4.50% 9/25/34	268	262
Series 2004-4 10A1 5.00% 5/25/24	6,421	5,470
Series 2004-6 7A1 6.00% 7/25/34	41,991	40,982
~^Series 2004-7 30 0.00% 8/25/34	3,346	2,550
Series 2004-8 6A1 5.50% 12/31/49	70	70
MASTR Asset Securitization Trust
Series 2003-11 9A6 5.25% 12/25/33	32,016	30,959
~^Series 2003-12 15 0.00% 12/25/18	76	0
~^Series 2004-6 15 0.00% 7/25/19	82	81
~^MASTR Resecuritization Trust Series 2005-PO 3 0.00% 5/28/35	4,624	3,483
•MFA Trust Series 2020-NQM1 A3 3.30% 8/25/49	416,948	395,929
•NACC Reperforming Loan REMIC Trust Series 2004-R2 A1 6.50% 10/25/34	13,446	11,667
•New Residential Mortgage Loan Trust
Series 2014-2A A3 3.75% 5/25/54	482,506	449,898
Series 2015-1A A3 3.75% 5/28/52	259,413	242,644
Series 2015-2A A1 3.75% 8/25/55	1,619,288	1,521,076
Series 2015-2A A2 3.75% 8/25/55	921,931	861,767
Series 2016-3A A1B 3.25% 9/25/56	522,170	476,568
Series 2016-3A B1 4.00% 9/25/56	2,103,516	2,023,016
Series 2016-4A B2 4.75% 11/25/56	1,172,095	1,133,568
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•New Residential Mortgage Loan Trust (continued)
Series 2017-1A A1 4.00% 2/25/57	1,295,015	$1,224,389
Series 2017-2A B2 4.75% 3/25/57	1,124,746	1,102,817
Series 2017-4A A1 4.00% 5/25/57	1,222,530	1,145,709
Series 2017-6A A1 4.00% 8/27/57	2,623,609	2,466,087
Series 2022-NQM2 A1 3.08% 3/27/62	2,585,780	2,385,054
•OBX Trust
Series 2021-NQM2 A1 1.10% 5/25/61	484,834	393,580
Series 2021-NQM3 A1 1.05% 7/25/61	742,218	595,775
Series 2021-NQM4 A1 1.96% 10/25/61	1,624,277	1,342,710
Series 2022-NQM1 A1 2.31% 11/25/61	2,523,427	2,206,209
*PHH Alternative Mortgage Trust Series 2007-2 2X 6.00% 5/25/37	57,156	10,847
•PRKCM Trust Series 2021-AFC2 A1 2.07% 11/25/56	704,958	609,460
φ•PRPM LLC Series 2024-RCF3 A1 4.00% 5/25/54	3,560,804	3,454,483
SACO I, Inc. Series 1997-2 1A5 7.00% 8/25/36	821	785
•SG Residential Mortgage Trust Series 2022-1 A1 3.17% 3/27/62	2,554,904	2,313,811
Towd Point Mortgage Trust
•Series 2016-3 B1 4.12% 4/25/56	850,000	822,377
•Series 2017-6 M1 3.25% 10/25/57	1,610,000	1,458,613
•Series 2019-HY2 M2 6.35% (TSFR01M + 2.01%) 5/25/58	950,000	981,477
•Series 2021-R1 A1 2.92% 11/30/60	1,287,057	1,118,902
Series 2022-4 A1 3.75% 9/25/62	2,276,517	2,117,229
Vendee Mortgage Trust
Series 1996-1 1Z 6.75% 2/15/26	8,428	8,474
Series 1996-2 1Z 6.75% 6/15/26	3,243	3,284
Series 1997-1 2Z 7.50% 2/15/27	16,542	16,790
Series 1998-1 2E 7.00% 3/15/28	6,631	6,718
φ•VM Master Issuer LLC Series 2022-1 A1 6.16% 5/24/25	756,781	728,656
LVIP JPMorgan Core Bond Fund-36

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
♦•WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8 A 6.25% 8/25/33	2,027	$1,942
Series 2003-AR9 1A6 6.57% 9/25/33	10,876	10,447
Series 2004-AR3 A2 5.70% 6/25/34	3,311	3,041
Series 2005-AR13 A1A1 5.03% (TSFR01M + 0.69%) 10/25/45	616,783	587,297
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
*♦•Series 2005-2 1A4 0.60% (4.94% minus TSFR01M) 4/25/35	245,679	7,858
*♦•Series 2005-2 2A3 0.55% (4.89% minus TSFR01M) 4/25/35	68,610	1,711
*♦Series 2005-3 CX 5.50% 5/25/35	76,830	12,982
♦Series 2005-4 CB7 5.50% 6/25/35	58,836	52,816
♦Series 2005-6 2A4 5.50% 8/25/35	15,168	12,573
Total Non-Agency Collateralized Mortgage Obligations (Cost $65,823,676)		67,868,304
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–2.41%
•AREIT Trust Series 2022-CRE6 A 5.85% (SOFR30A + 1.25%) 1/20/37	1,158,998	1,154,770
•BAMLL Re-REMICS Trust Series 2024-FRR3 B 1.48% 1/27/50	6,000,000	5,453,953
•BANK Series 2018-BN14 C 4.62% 9/15/60	1,640,000	1,358,509
•BX Commercial Mortgage Trust
Series 2021-SOAR A 5.18% (TSFR01M + 0.78%) 6/15/38	1,130,992	1,129,579
Series 2021-XL2 A 5.20% (TSFR01M + 0.80%) 10/15/38	2,024,994	2,022,462
BX Trust
Series 2019-OC11 A 3.20% 12/9/41	870,000	785,242
•Series 2022-LBA6 A 5.40% (TSFR01M + 1.00%) 1/15/39	1,680,000	1,680,001
CD Mortgage Trust Series 2016-CD1 A4 2.72% 8/10/49	1,950,000	1,844,515
Citigroup Commercial Mortgage Trust
Series 2016-P3 A4 3.33% 4/15/49	580,000	566,678
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust (continued)
Series 2016-P6 A4 3.46% 12/10/49	266,042	$258,568
COMM Mortgage Trust
Series 2015-CR23 A4 3.50% 5/10/48	320,000	318,626
Series 2015-CR25 A4 3.76% 8/10/48	156,000	154,773
CSMC Trust
Series 2014-USA A2 3.95% 9/15/37	885,000	794,168
Series 2014-USA B 4.18% 9/15/37	5,620,000	5,057,349
Series 2014-USA D 4.37% 9/15/37	100,000	81,351
DB-JPM Mortgage Trust Series 2016-C1 A4 3.28% 5/10/49	700,000	683,527
~^GAM Re-REMICS Trust
Series 2021-FRR2 A730 0.00% 9/27/51	1,250,000	1,244,400
Series 2021-FRR2 B730 0.00% 9/27/51	1,750,000	1,741,579
•GS Mortgage Securities Corp. Trust
Series 2013-PEMB A 3.55% 3/5/33	3,810,000	3,135,206
Series 2021-ROSS A 5.81% (TSFR01M + 1.41%) 5/15/26	2,970,000	2,796,005
GS Mortgage Securities Trust Series 2015-GC32 A4 3.76% 7/10/48	390,000	387,756
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2015-JP1 A5 3.91% 1/15/49	1,000,000	987,278
•Series 2020-MKST D 6.51% (TSFR01M + 2.11%) 12/15/36	5,130,000	205,200
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	1,370,000	1,355,821
JPM-DB Commercial Mortgage Securities Trust Series 2016-C2 A4 3.14% 6/15/49	1,300,000	1,261,294
Morgan Stanley Bank of America Merrill Lynch Trust
•Series 2013-C7 C 4.05% 2/15/46	304,993	288,430
Series 2015-C23 A4 3.72% 7/15/50	1,230,000	1,222,024
Series 2015-C26 A5 3.53% 10/15/48	970,000	957,631
Series 2016-C29 A4 3.33% 5/15/49	540,000	528,813
LVIP JPMorgan Core Bond Fund-37

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
MRCD Mortgage Trust
Series 2019-PARK A 2.72% 12/15/36	740,000	$649,157
Series 2019-PARK D 2.72% 12/15/36	987,000	719,617
•MTN Commercial Mortgage Trust Series 2022-LPFL A 5.80% (TSFR01M + 1.40%) 3/15/39	1,030,000	1,029,033
Natixis Commercial Mortgage Securities Trust
Series 2019-FAME A 3.05% 8/15/36	5,440,000	4,948,931
*•Series 2019-FAME XA 1.35% 8/15/36	32,225,000	43,787
•OPG Trust Series 2021-PORT A 5.00% (TSFR01M + 0.60%) 10/15/36	2,122,850	2,114,891
ROCK Trust Series 2024-CNTR A 5.39% 11/13/41	1,500,000	1,482,976
SBALR Commercial Mortgage Trust Series 2020-RR1 A3 2.83% 2/13/53	865,796	732,619
SLG Office Trust Series 2021-OVA A 2.59% 7/15/41	2,020,000	1,693,061
•SMRT Commercial Mortgage Trust Series 2022-MINI A 5.40% (TSFR01M + 1.00%) 1/15/39	1,740,000	1,735,652
UBS-BAMLL Trust Series 2012-WRM A 3.66% 6/10/30	3,676	3,632
VLS Commercial Mortgage Trust Series 2020-LAB A 2.13% 10/10/42	1,530,000	1,224,539
*•Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1 XA 1.71% 8/15/49	12,041,384	209,785
Series 2016-C36 XA 1.16% 11/15/59	24,566,901	362,293
•WFRBS Commercial Mortgage Trust Series 2014-C20 C 4.51% 5/15/47	3,603,000	2,631,860
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $59,393,936)		59,037,341
ΔREGIONAL BONDS–0.10%
Canada—0.10%
Province of British Columbia Canada 2.25% 6/2/26	1,100,000	1,066,746
Province of Manitoba Canada 2.13% 6/22/26	660,000	637,807
	Principal Amount°	Value (U.S. $)
ΔREGIONAL BONDS (continued)
Canada (continued)
Province of Quebec Canada 2.50% 4/20/26	730,000	$711,900
		2,416,453
Total Regional Bonds (Cost $2,393,573)		2,416,453
ΔSOVEREIGN BONDS–0.30%
Chile—0.02%
Chile Government International Bonds 3.10% 1/22/61	930,000	547,187
		547,187
India—0.04%
Export-Import Bank of India 3.38% 8/5/26	990,000	966,324
		966,324
Mexico—0.20%
Mexico Government International Bonds
2.66% 5/24/31	283,000	229,609
3.50% 2/12/34	5,067,000	4,030,877
3.75% 1/11/28	280,000	265,825
4.40% 2/12/52	685,000	462,613
		4,988,924
Poland—0.03%
Republic of Poland Government International Bonds 5.50% 3/18/54	921,000	847,450
		847,450
Saudi Arabia—0.01%
Saudi Government International Bonds 2.25% 2/2/33	200,000	158,892
		158,892
Total Sovereign Bonds (Cost $7,718,803)		7,508,777
U.S. TREASURY OBLIGATIONS–29.79%
U.S. Treasury Bonds
1.13% 5/15/40	1,220,000	733,745
1.63% 11/15/50	13,530,000	7,054,610
1.88% 2/15/51	26,123,900	14,527,175
2.00% 8/15/51	3,085,000	1,762,799
2.25% 5/15/41	4,785,000	3,395,649
2.25% 8/15/46	3,103,700	2,003,626
2.25% 8/15/49	1,095,000	677,954
2.38% 2/15/42	2,510,000	1,786,765
2.38% 11/15/49	1,365,000	867,365
2.38% 5/15/51	16,350,000	10,281,128
2.50% 2/15/45	2,000,000	1,387,646
2.75% 8/15/42	1,800,000	1,352,311
LVIP JPMorgan Core Bond Fund-38

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
2.75% 11/15/42	8,450,000	$6,315,043
2.88% 5/15/43	7,470,000	5,657,893
2.88% 5/15/49	1,420,000	1,006,596
2.88% 5/15/52	3,635,000	2,542,071
3.00% 11/15/44	663,000	503,176
3.00% 11/15/45	1,000,000	751,964
3.00% 2/15/47	28,000	20,748
3.00% 2/15/48	90,000	66,020
3.00% 8/15/48	530,000	387,086
3.13% 11/15/41	950,000	764,453
3.13% 2/15/43	720,000	568,750
3.13% 5/15/48	176,200	131,985
3.25% 5/15/42	110,000	89,473
3.38% 5/15/44	1,000,000	810,467
3.50% 2/15/39	1,037,800	909,644
3.63% 8/15/43	730,000	618,370
3.63% 2/15/44	645,000	544,229
3.63% 5/15/53	15,170,000	12,331,727
3.75% 8/15/41	2,150,000	1,891,315
3.75% 11/15/43	514,000	442,584
3.88% 8/15/40	11,875,000	10,685,875
3.88% 2/15/43	500,000	441,164
3.88% 5/15/43	35,110,000	30,900,453
4.00% 11/15/42	3,000,000	2,699,327
4.00% 11/15/52	1,860,000	1,620,262
4.13% 8/15/44	18,115,000	16,393,528
4.25% 5/15/39	945,000	896,317
4.38% 8/15/43	6,050,000	5,692,581
4.63% 5/15/54	13,800,000	13,408,049
U.S. Treasury Inflation Indexed Notes 1.13% 1/15/33	16,446,234	15,125,765
U.S. Treasury Notes
0.38% 9/30/27	1,160,000	1,043,852
0.88% 11/15/30	107,605,000	88,040,750
1.25% 3/31/28	2,475,000	2,247,811
1.25% 6/30/28	3,937,500	3,547,769
1.25% 8/15/31	250,000	204,021
1.38% 11/15/31	840,400	686,743
1.63% 5/15/31	310,000	261,527
1.75% 12/31/26	2,297,100	2,188,799
1.88% 2/15/32	2,950,000	2,481,218
2.50% 2/28/26	160,000	156,860
2.63% 5/31/27	5,100,000	4,909,645
2.75% 7/31/27	2,230,000	2,147,653
2.88% 4/30/25	146,000	145,319
2.88% 8/15/28	148,450,000	141,214,494
2.88% 5/15/32	1,630,000	1,463,907
3.13% 8/31/27	2,935,000	2,850,478
3.13% 8/31/29	1,805,000	1,709,684
3.38% 5/15/33	37,340,000	34,314,616
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
3.63% 3/31/30	7,150,000	$6,890,815
3.75% 8/31/26	24,965,000	24,767,410
3.88% 11/30/27	3,000,000	2,966,141
3.88% 8/15/33	370,000	352,136
3.88% 8/15/34	5,000,000	4,727,691
4.00% 2/15/34	15,877,400	15,200,374
4.13% 11/15/27	31,000,000	30,863,210
4.13% 10/31/29	28,840,000	28,507,868
4.13% 10/31/31	33,300,000	32,594,412
4.38% 5/15/34	21,000,000	20,677,208
4.50% 11/15/33	22,200,000	22,099,508
4.63% 9/15/26	2,480,000	2,494,771
4.88% 10/31/30	24,170,000	24,703,327
^U.S. Treasury Strip Coupon
0.00% 11/15/26	250,000	230,799
0.00% 2/15/27	300,000	273,649
0.00% 5/15/27	725,000	653,759
0.00% 8/15/27	250,000	222,784
0.00% 8/15/29	3,400,000	2,760,957
0.00% 8/15/30	3,465,000	2,676,540
0.00% 11/15/30	3,705,000	2,824,079
0.00% 2/15/31	6,830,000	5,140,582
0.00% 5/15/31	6,835,000	5,081,675
0.00% 8/15/31	9,955,000	7,309,625
0.00% 11/15/31	7,475,000	5,419,244
0.00% 2/15/33	400,000	272,763
0.00% 5/15/33	1,175,000	791,572
0.00% 8/15/33	100,000	66,521
0.00% 11/15/33	1,025,000	673,377
0.00% 2/15/34	775,000	502,840
0.00% 11/15/34	50,000	31,261
0.00% 2/15/35	65,000	40,124
0.00% 5/15/35	250,000	152,552
0.00% 11/15/40	850,000	381,212
0.00% 2/15/41	545,134	241,142
0.00% 11/15/41	100,000	42,527
0.00% 11/15/43	21,405,000	8,252,214
Total U.S. Treasury Obligations (Cost $750,684,616)		730,549,503

	Number of Shares
MONEY MARKET FUND–1.62%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.43%)	39,751,861	39,751,861
Total Money Market Fund (Cost $39,751,861)		39,751,861

LVIP JPMorgan Core Bond Fund-39

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
TOTAL INVESTMENTS–99.61% (Cost $2,463,515,947)	$2,443,042,238

★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.39%	9,464,707
NET ASSETS APPLICABLE TO 256,095,933 SHARES OUTSTANDING–100.00%	$2,452,506,945
NET ASSET VALUE PER SHARE–LVIP JPMORGAN CORE BOND FUND STANDARD CLASS ($1,852,560,410 / 192,780,839 Shares)		$9.610
NET ASSET VALUE PER SHARE–LVIP JPMORGAN CORE BOND FUND SERVICE CLASS ($599,946,535 / 63,315,094 Shares)		$9.476
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)		$2,489,307,517
Distributable earnings/(accumulated loss)		(36,800,572)
TOTAL NET ASSETS		$2,452,506,945

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

~Principal Only - represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

^Zero coupon security.
*Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security. Refer to Note 9 in the accompanying notes for further information on these types of securities.

φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at December 31, 2024.
♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2024. Rate will reset at a future date.
ΔSecurities have been classified by country of origin.

★Includes $2,117,000 cash collateral held at broker for futures contracts, $8,854,473 payable for securities purchased, $774,366 payable for fund shares redeemed, $155,167 other accrued expenses payable, $1,018,226 due to manager and affiliates, $90,494 variation margin due to broker on futures contracts, $54,800 payable for audit fee and $88,058 payable for fund accounting fee as of December 31, 2024.

LVIP JPMorgan Core Bond Fund-40

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)

The following futures contracts were outstanding at December 31, 2024:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
(7)	U.S. Treasury 10 yr Ultra Notes	$(779,187)	$(802,579)	3/20/25	$23,391	$—
674	U.S. Treasury 2 yr Notes	138,580,719	138,983,345	3/31/25	—	(402,625)
778	U.S. Treasury 5 yr Notes	82,705,047	83,100,680	3/31/25	—	(395,633)
20	U.S. Treasury Ultra Bonds	2,378,125	2,454,138	3/20/25	—	(76,013)
Total Futures Contracts					$23,391	$(874,271)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2024.

Summary of Abbreviations:
ARM–Adjustable Rate Mortgage
BAMLL–Bank of America Merrill Lynch Large Loan
CLO–Collateralized Loan Obligation
DB-JPM–Deutsche Bank JPMorgan
ECOFC–Enterprise 11th District Federal Cost of Funds Index
FREMF–Freddie Mac Multifamily
GNMA–Government National Mortgage Association
GS–Goldman Sachs
H15T1Y–U.S. Treasury Yield Curve Rate T Note Constant Maturity 1 Year
HSBC–Hong Kong and Shanghai Banking Corporation
JPM–JPMorgan
JPM-BB–JPMorgan Barclays Bank
JPM-DB–JPMorgan Deutsche Bank
LNG–Liquefied Natural Gas
PNMAC–PennyMac
REIT–Real Estate Investment Trust
REMIC–Real Estate Mortgage Investment Conduits
RFUCCT1Y–Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
RFUCCT6M–Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Month
S&P–Standard & Poor’s
S.F.–Single Family
TSFR01M–1 Month Term Secured Overnight Financing Rate
TSFR03M–3 Month Term Secured Overnight Financing Rate
TSFR12M–12 Month Term Secured Overnight Financing Rate
SOFR30A–Secured Overnight Financing Rate 30 Days Average
SOFR90A–Secured Overnight Financing Rate 90 Days Average
STACR–Structured Agency Credit Risk
WFRBS–Wells Fargo Royal Bank of Scotland
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Core Bond Fund-41

LVIP JPMorgan Core Bond Fund
Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Interest	$115,079,427
Foreign taxes withheld	(1,158)
115,078,269
EXPENSES:
Management fees	9,044,223
Distribution fees-Service Class	1,268,215
Shareholder servicing fees	655,706
Accounting and administration expenses	392,364
Pricing fees	190,977
Professional fees	123,799
Custodian fees	84,780
Trustees’ fees and expenses	71,477
Reports and statements to shareholders	68,356
Consulting fees	27,109
Other	41,457
Total operating expenses	11,968,463
NET INVESTMENT INCOME	103,109,806
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	1,778,647
Futures contracts	(229,366)
Net realized gain	1,549,281
Net change in unrealized appreciation (depreciation) of:
Investments	(62,132,238)
Futures contracts	(2,746,126)
Net change in unrealized appreciation (depreciation)	(64,878,364)
NET REALIZED AND UNREALIZED LOSS	(63,329,083)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$39,780,723
See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan Core Bond Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/24	12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$103,109,806	$36,853,409
Net realized gain (loss)	1,549,281	(12,554,941)
Net change in unrealized appreciation (depreciation)	(64,878,364)	103,664,208
Net increase in net assets resulting from operations	39,780,723	127,962,676
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(81,440,868)	(30,523,334)
Service Class	(24,873,736)	(12,592,136)
	(106,314,604)	(43,115,470)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	352,210,642	1,564,343,132
Service Class	235,897,268	129,808,594
Reinvestment of dividends and distributions:
Standard Class	81,440,868	30,523,334
Service Class	24,873,736	12,592,136
	694,422,514	1,737,267,196
Cost of shares redeemed:
Standard Class	(261,708,755)	(90,902,414)
Service Class	(77,622,987)	(37,695,934)
	(339,331,742)	(128,598,348)
Increase in net assets derived from capital share transactions	355,090,772	1,608,668,848
NET INCREASE IN NET ASSETS	288,556,891	1,693,516,054
NET ASSETS:
Beginning of year	2,163,950,054	470,434,000
End of year	$2,452,506,945	$2,163,950,054
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Core Bond Fund-42

LVIP JPMorgan Core Bond Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Core Bond Fund Standard Class
	Year Ended
	12/31/24	12/31/23[1]	12/31/22[1]	12/31/21[1]	12/31/20[1]
Net asset value, beginning of period	$9.870	$9.670	$11.34	$11.88	$11.24
Income (loss) from investment operations:
Net investment income[2]	0.458	0.388	0.24	0.21	0.24
Net realized and unrealized gain (loss)	(0.275)	0.173	(1.66)	(0.37)	0.63
Total from investment operations	0.183	0.561	(1.42)	(0.16)	0.87
Less dividends and distributions from:
Net investment income	(0.443)	(0.361)	(0.20)	(0.22)	(0.23)
Net realized gain	—	—	(0.05)	(0.16)	—
Total dividends and distributions	(0.443)	(0.361)	(0.25)	(0.38)	(0.23)
Net asset value, end of period	$9.610	$9.870	$9.67	$11.34	$11.88
Total return[3]	1.72%	5.91%	(12.58% )	(1.35% )	7.84%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,852,560	$1,729,106	$148,705	$172,023	$190,891
Ratio of expenses to average net assets	0.47%	0.49%	0.53%	0.53%	0.53%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.47%	0.49%	0.55%	0.54%	0.55%
Ratio of net investment income to average net assets	4.62%	4.07%	2.34%	1.79%	2.09%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.62%	4.07%	2.32%	1.78%	2.07%
Portfolio turnover	19%	48% [4]	60%	93%	92%

[1]
The Fund adopted the accounting and performance history of the JPMorgan Insurance Trust Core Bond Portfolio, a former portfolio of JPMorgan Insurance Trust, as the result of a reorganization on May 1, 2023. Pre-inception information is that of the JPMorgan Insurance Trust Core Bond Portfolio.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Portfolio turnover rate excludes in-kind transactions.
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Core Bond Fund-43

LVIP JPMorgan Core Bond Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Core Bond Fund Service Class
	Year Ended
	12/31/24	12/31/23[1]	12/31/22[1]	12/31/21[1]	12/31/20[1]
Net asset value, beginning of period	$9.742	$9.530	$11.17	$11.72	$11.09
Income (loss) from investment operations:
Net investment income[2]	0.428	0.365	0.21	0.17	0.21
Net realized and unrealized gain (loss)	(0.273)	0.164	(1.62)	(0.37)	0.63
Total from investment operations	0.155	0.529	(1.41)	(0.20)	0.84
Less dividends and distributions from:
Net investment income	(0.421)	(0.317)	(0.18)	(0.19)	(0.21)
Net realized gain	—	—	(0.05)	(0.16)	—
Total dividends and distributions	(0.421)	(0.317)	(0.23)	(0.35)	(0.21)
Net asset value, end of period	$9.476	$9.742	$9.53	$11.17	$11.72
Total return[3]	1.46%	5.66%	(12.74% )	(1.66% )	7.68%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$599,947	$434,844	$321,729	$350,986	$340,885
Ratio of expenses to average net assets	0.72%	0.74%	0.78%	0.78%	0.78%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.72%	0.74%	0.80%	0.79%	0.79%
Ratio of net investment income to average net assets	4.37%	3.82%	2.10%	1.54%	1.82%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.37%	3.82%	2.08%	1.53%	1.81%
Portfolio turnover	19%	48% [4]	60%	93%	92%

[1]
The Fund adopted the accounting and performance history of the JPMorgan Insurance Trust Core Bond Portfolio, a former portfolio of JPMorgan Insurance Trust, as the result of a reorganization on May 1, 2023. Pre-inception information is that of the JPMorgan Insurance Trust Core Bond Portfolio.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Portfolio turnover rate excludes in-kind transactions.
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Core Bond Fund-44

LVIP JPMorgan Core Bond Fund
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP JPMorgan Core Bond Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund adopted the accounting and performance history of the JPMorgan Insurance Trust Core Bond Portfolio, a former portfolio of JPMorgan Insurance Trust, (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on May 1, 2023. The Fund commenced on May 1, 2023. Pre-inception information for Standard Class shares and Service Class shares shown is that of the Predecessor Fund’s Standard Class shares and Service Class shares. The Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The Fund’s investment objective is to seek to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP JPMorgan Core Bond Fund-45

LVIP JPMorgan Core Bond Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.40% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.54% of the Fund’s average daily net assets for the Standard Class and 0.79% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. As of December 31, 2024, no expense reimbursements were subject to recoupment.
J.P. Morgan Investment Management, Inc. (“JPMorgan”) is responsible for managing the Fund’s investment portfolio. For these services, LFI, not the Fund, pays JPMorgan a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$184,006
Legal	28,061
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $4,074 for the year ended December 31, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP JPMorgan Core Bond Fund-46

LVIP JPMorgan Core Bond Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At December 31, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$832,430
Distribution fees payable to LFD	125,445
Shareholder servicing fees payable to Lincoln Life	60,351
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$280,600,207
Purchases of U.S. government securities	459,889,933
Sales other than U.S. government securities	177,987,831
Sales of U.S. government securities	243,318,400
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments and derivatives	$2,464,146,079
Aggregate unrealized appreciation of investments and derivatives	$36,553,155
Aggregate unrealized depreciation of investments and derivatives	(57,656,996)
Net unrealized depreciation of investments and derivatives	$(21,103,841)
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP JPMorgan Core Bond Fund-47

LVIP JPMorgan Core Bond Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$70,540,557	$—	$70,540,557
Agency Commercial Mortgage-Backed Securities	—	49,977,451	—	49,977,451
Agency Mortgage-Backed Securities	—	572,634,046	—	572,634,046
Agency Obligations	—	860,575	—	860,575
Corporate Bonds	—	615,281,664	—	615,281,664
Municipal Bonds	—	516,880	—	516,880
Non-Agency Asset-Backed Securities	—	226,098,826	—	226,098,826
Non-Agency Collateralized Mortgage Obligations	—	67,868,304	—	67,868,304
Non-Agency Commercial Mortgage-Backed Securities	—	59,037,341	—	59,037,341
Regional Bonds	—	2,416,453	—	2,416,453
Sovereign Bonds	—	7,508,777	—	7,508,777
U.S. Treasury Obligations	—	730,549,503	—	730,549,503
Money Market Fund	39,751,861	—	—	39,751,861
Total Investments	$39,751,861	$2,403,290,377	$—	$2,443,042,238
Derivatives:

Assets:
Futures Contract	$23,391	$—	$—	$23,391
Liabilities:
Futures Contracts	$(874,271)	$—	$—	$(874,271)
For the year ended December 31, 2024, transfers in and out of level 3 were the result of changes in the transparency of market activity (e.g., trades of the Fund’s investments, similar securities of the issuer and/or comparable securities) and observability of certain valuation inputs used by pricing services or the valuation designee, as applicable, in determining fair value. Transfers between levels of the fair value hierarchy are deemed to have occurred at the beginning of the reporting period.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balances as of 12/31/2023	Reclassifications	Purchases	Sales	Transfer In	Transfer Out	Accretion/ (amortization)	Net realized gain (loss)	Net change in unrealized appreciation (depreciation)	Balance as of 12/31/24	Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 12/31/24
Corporate Bond	$959,000	$—	$1,602,751	$(1,000,000)	$—	$(1,546,843)	$(391)	$—	$(14,517)	$—	$—
Loan Agreement	645,772	—	—	(706,258)	—	—	(416)	(37)	60,939	—	—
Non-Agency Asset-Backed Securities	12,763,052	—	10,926,650	(5,196,621)	—	(18,673,723)	(152)	(39)	180,833	—	—
Total	$14,367,824	$—	$12,529,401	$(6,902,879)	$—	(20,220,566)$	$(959)	$(76)	$227,255	$—	$—
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale and straddle loss deferrals, mark-to-market adjustments on certain derivatives and premium amortization adjustments on certain debt instruments.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
LVIP JPMorgan Core Bond Fund-48

LVIP JPMorgan Core Bond Fund
Notes to Financial Statements (continued)
 4. Dividend and Distribution Information (continued)
	Year Ended
	12/31/24	12/31/23
Ordinary income	$106,314,604	$43,115,470
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$675,667
Capital loss carryforward	(16,304,636)
Other temporary differences	(67,762)
Net unrealized appreciation	(21,103,841)
Distributable earnings/(accumulated loss)	$(36,800,572)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, there were no permanent differences requiring a reclassification.
As of December 31, 2024, the Fund had the following capital loss carryforwards for federal income tax purposes:
Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$2,200,426	$14,104,210	$16,304,636
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/24	12/31/23
Shares sold:
Standard Class	35,506,003	166,133,114
Service Class	24,027,163	13,537,843
Shares reinvested:
Standard Class	8,314,180	3,123,704
Service Class	2,574,756	1,300,674
	70,422,102	184,095,335
Shares redeemed:
Standard Class	(26,230,431)	(9,444,239)
Service Class	(7,924,384)	(3,964,474)
	(34,154,815)	(13,408,713)
Net increase	36,267,287	170,686,622
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Effective, February 12, 2025, the line of credit was renewed.
The Fund had no amounts outstanding as of December 31, 2024, or at any time during the year.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
LVIP JPMorgan Core Bond Fund-49

LVIP JPMorgan Core Bond Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2024, the Fund used futures contracts as a cash management tool.
Fair values of derivative instruments as of December 31, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Interest rate contracts)	Receivables and other assets net of liabilities	$23,391	Receivables and other assets net of liabilities	$(874,271)
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$1,205	$—
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(230,571)	(2,746,126)
Total		$(229,366)	$(2,746,126)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2024.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$141,991,980	$59,938
9. Risk Factors
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an
LVIP JPMorgan Core Bond Fund-50

LVIP JPMorgan Core Bond Fund
Notes to Financial Statements (continued)
 9. Risk Factors (continued)
indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP JPMorgan Core Bond Fund-51

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP JPMorgan Core Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP JPMorgan Core Bond Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2024, and the related statement of operations, the statement of changes in net assets and the financial highlights for the year then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets and its financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.
The statement of changes in net assets for the year ended December 31, 2023, and the financial highlights for each of the four years in the period ended December 31, 2023, were audited by another independent registered public accounting firm whose report, dated February 22, 2024, expressed an unqualified opinion on that statement of changes in net assets and those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP JPMorgan Core Bond Fund–52

LVIP JPMorgan High Yield Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP JPMorgan High Yield Fund

LVIP JPMorgan High Yield Fund
Statement of Net Assets
December 31, 2024

	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS–0.10%
EchoStar Corp. 3.88% exercise price $3.87, maturity date 11/30/30	562,582	$590,308
Liberty Interactive LLC
3.75% exercise price $3.75, maturity date 2/15/30	128,421	37,218
4.00% exercise price $4.00, maturity date 11/15/29	173,272	53,714
Total Convertible Bonds (Cost $857,537)		681,240
CORPORATE BONDS–86.34%
Advertising–1.25%
Clear Channel Outdoor Holdings, Inc.
5.13% 8/15/27	2,339,000	2,251,447
7.50% 6/1/29	1,867,000	1,633,529
7.75% 4/15/28	1,270,000	1,145,932
9.00% 9/15/28	1,085,000	1,136,240
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25% 1/15/29	137,000	127,394
4.63% 3/15/30	597,000	551,663
5.00% 8/15/27	160,000	155,716
7.38% 2/15/31	678,000	708,673
Stagwell Global LLC 5.63% 8/15/29	1,385,000	1,318,651
		9,029,245
Aerospace & Defense–0.88%
Bombardier, Inc.
7.00% 6/1/32	594,000	604,253
7.25% 7/1/31	599,000	617,734
7.88% 4/15/27	642,000	642,973
8.75% 11/15/30	478,000	513,819
Goat Holdco LLC 6.75% 2/1/32	354,000	350,541
Spirit AeroSystems, Inc. 9.38% 11/30/29	718,000	768,613
TransDigm, Inc.
6.38% 3/1/29	1,474,000	1,477,275
6.63% 3/1/32	931,000	939,403
Triumph Group, Inc. 9.00% 3/15/28	409,000	425,864
		6,340,475
Airlines–1.10%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.50% 4/20/26	2,824,674	2,815,543
5.75% 4/20/29	1,504,000	1,491,498
JetBlue Airways Corp./JetBlue Loyalty LP 9.88% 9/20/31	1,209,000	1,284,426
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Airlines (continued)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50% 6/20/27	631,250	$635,229
United Airlines, Inc. 4.38% 4/15/26	1,206,000	1,185,810
VistaJet Malta Finance PLC/Vista Management Holding, Inc. 9.50% 6/1/28	493,000	496,096
		7,908,602
Apparel–0.06%
Hanesbrands, Inc. 9.00% 2/15/31	431,000	459,395
		459,395
Auto Manufacturers–2.17%
Allison Transmission, Inc.
3.75% 1/30/31	677,000	598,974
5.88% 6/1/29	460,000	456,976
Ford Motor Credit Co. LLC
2.70% 8/10/26	376,000	361,077
2.90% 2/10/29	220,000	197,023
3.82% 11/2/27	871,000	834,352
4.00% 11/13/30	1,317,000	1,186,381
4.13% 8/17/27	2,028,000	1,960,811
4.39% 1/8/26	725,000	719,208
4.54% 8/1/26	4,015,000	3,968,980
4.69% 6/9/25	1,315,000	1,311,847
6.80% 5/12/28	636,000	657,214
6.95% 3/6/26	435,000	442,642
6.95% 6/10/26	541,000	553,238
7.12% 11/7/33	200,000	208,736
7.20% 6/10/30	316,000	332,673
PM General Purchaser LLC 9.50% 10/1/28	1,171,000	1,162,946
Wabash National Corp. 4.50% 10/15/28	806,000	735,989
		15,689,067
Auto Parts & Equipment–3.83%
Adient Global Holdings Ltd.
4.88% 8/15/26	1,420,000	1,399,073
7.00% 4/15/28	900,000	910,691
8.25% 4/15/31	1,240,000	1,264,458
Allison Transmission, Inc. 4.75% 10/1/27	2,306,000	2,234,645
American Axle & Manufacturing, Inc.
5.00% 10/1/29	2,000	1,826
6.50% 4/1/27	1,442,000	1,426,053
6.88% 7/1/28	1,088,000	1,079,686
Clarios Global LP/Clarios U.S. Finance Co.
6.25% 5/15/26	3,170,000	3,169,209
LVIP JPMorgan High Yield Fund-1

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Parts & Equipment (continued)
Clarios Global LP/Clarios U.S. Finance Co. (continued)
6.75% 5/15/28	861,000	$876,747
8.50% 5/15/27	2,340,000	2,343,559
Cooper-Standard Automotive, Inc.
5.63% 5/15/27	2,805,805	2,365,594
@13.50% 3/31/27	4,668,040	4,961,711
Dana, Inc. 5.38% 11/15/27	1,085,000	1,069,398
Dornoch Debt Merger Sub, Inc. 6.63% 10/15/29	1,450,000	1,174,259
Goodyear Tire & Rubber Co.
5.00% 7/15/29	1,137,000	1,044,072
5.25% 4/30/31	449,000	400,536
5.25% 7/15/31	1,311,000	1,174,225
IHO Verwaltungs GmbH
7.75% 11/15/30	556,000	555,150
@8.00% 11/15/32	222,000	223,443
		27,674,335
Banks–0.39%
μBank of America Corp. 6.10% 3/17/25	1,396,000	1,392,284
μCitigroup, Inc.
5.95% 5/15/25	370,000	369,617
6.25% 8/15/26	1,070,000	1,070,514
		2,832,415
Beverages–0.14%
Triton Water Holdings, Inc. 6.25% 4/1/29	991,000	983,779
		983,779
Biotechnology–0.05%
Emergent BioSolutions, Inc. 3.88% 8/15/28	430,000	351,696
		351,696
Building Materials–2.24%
Builders FirstSource, Inc.
4.25% 2/1/32	1,309,000	1,155,994
6.38% 6/15/32	879,000	873,896
6.38% 3/1/34	605,000	597,096
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.63% 12/15/30	2,420,000	2,423,227
6.75% 7/15/31	457,000	460,121
Griffon Corp. 5.75% 3/1/28	1,770,000	1,735,611
JELD-WEN, Inc.
4.88% 12/15/27	1,200,000	1,135,608
7.00% 9/1/32	525,000	487,242
Knife River Corp. 7.75% 5/1/31	500,000	520,859
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Building Materials (continued)
Masterbrand, Inc. 7.00% 7/15/32	495,000	$498,411
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75% 4/1/32	604,000	606,830
MIWD Holdco II LLC/MIWD Finance Corp. 5.50% 2/1/30	874,000	825,558
Standard Building Solutions, Inc. 6.50% 8/15/32	760,000	761,217
Standard Industries, Inc.
3.38% 1/15/31	400,000	342,964
4.75% 1/15/28	2,391,000	2,288,190
5.00% 2/15/27	530,000	518,676
Summit Materials LLC/Summit Materials Finance Corp.
5.25% 1/15/29	644,000	648,514
7.25% 1/15/31	292,000	309,837
		16,189,851
Chemicals–2.70%
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/31	415,000	429,456
Axalta Coating Systems LLC 3.38% 2/15/29	713,000	647,248
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75% 6/15/27	2,024,000	1,983,760
Chemours Co.
4.63% 11/15/29	80,000	69,506
5.75% 11/15/28	2,554,000	2,372,501
8.00% 1/15/33	475,000	464,102
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13% 6/15/28	796,000	774,560
Element Solutions, Inc. 3.88% 9/1/28	1,335,000	1,266,283
INEOS Finance PLC
6.75% 5/15/28	500,000	504,956
7.50% 4/15/29	1,467,000	1,501,653
INEOS Quattro Finance 2 PLC 9.63% 3/15/29	592,000	625,128
NOVA Chemicals Corp.
4.25% 5/15/29	2,484,000	2,246,174
5.00% 5/1/25	800,000	795,817
5.25% 6/1/27	371,000	360,476
8.50% 11/15/28	604,000	639,793
9.00% 2/15/30	642,000	677,211
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13% 4/1/29	1,457,000	898,515
5.38% 9/1/25	370,000	368,150
LVIP JPMorgan High Yield Fund-2

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
WR Grace Holdings LLC
4.88% 6/15/27	1,510,000	$1,463,276
5.63% 8/15/29	1,496,000	1,375,846
		19,464,411
Commercial Services–5.54%
ADT Security Corp.
4.13% 8/1/29	1,076,000	989,303
4.88% 7/15/32	1,675,000	1,537,294
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63% 6/1/28	555,000	524,749
4.63% 6/1/28	863,000	812,743
APi Group DE, Inc.
4.13% 7/15/29	625,000	571,214
4.75% 10/15/29	527,000	495,602
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.75% 4/1/28	945,000	883,571
5.38% 3/1/29	1,218,000	1,139,259
5.75% 7/15/27	522,000	510,162
5.75% 7/15/27	760,000	745,505
8.00% 2/15/31	393,000	402,151
8.25% 1/15/30	1,275,000	1,314,875
Block, Inc.
2.75% 6/1/26	75,000	72,270
3.50% 6/1/31	883,000	777,464
6.50% 5/15/32	1,452,000	1,466,017
Brink's Co.
4.63% 10/15/27	1,548,000	1,501,938
6.50% 6/15/29	418,000	423,607
CoreCivic, Inc. 8.25% 4/15/29	1,190,000	1,258,547
EquipmentShare.com, Inc.
8.00% 3/15/33	438,000	443,554
8.63% 5/15/32	319,000	333,370
9.00% 5/15/28	1,687,000	1,749,989
=Escrow RITE AID 0.01% 12/31/49	365,760	218,322
Garda World Security Corp.
6.00% 6/1/29	1,024,000	970,741
8.25% 8/1/32	855,000	868,871
8.38% 11/15/32	423,000	430,548
GEO Group, Inc. 8.63% 4/15/29	658,000	694,966
Herc Holdings, Inc.
5.50% 7/15/27	1,672,000	1,650,635
6.63% 6/15/29	789,000	798,996
Hertz Corp.
4.63% 12/1/26	1,594,000	1,346,251
5.00% 12/1/29	2,451,000	1,604,646
Ω5.50%	656,000	41,000
6.00% 1/15/28	2,613,000	489,938
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
Hertz Corp. (continued)
7.13% 8/1/26	805,000	$165,025
12.63% 7/15/29	1,454,000	1,549,115
NESCO Holdings II, Inc. 5.50% 4/15/29	653,000	605,918
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.38% 8/31/27	2,000,000	1,870,545
5.75% 4/15/26	1,152,000	1,151,355
Raven Acquisition Holdings LLC 6.88% 11/15/31	676,000	669,219
Service Corp. International 7.50% 4/1/27	380,000	389,986
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.75% 8/15/32	527,000	535,989
TriNet Group, Inc. 7.13% 8/15/31	599,000	609,949
United Rentals North America, Inc.
4.88% 1/15/28	280,000	272,504
5.25% 1/15/30	1,945,000	1,889,776
5.50% 5/15/27	395,000	392,643
6.13% 3/15/34	776,000	769,931
Wand NewCo 3, Inc. 7.63% 1/30/32	725,000	744,665
Williams Scotsman, Inc.
6.63% 6/15/29	427,000	432,082
7.38% 10/1/31	819,000	842,722
		39,959,522
Computers–0.96%
Ahead DB Holdings LLC 6.63% 5/1/28	970,000	950,603
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00% 11/1/29	1,380,000	1,315,490
Diebold Nixdorf, Inc. 7.75% 3/31/30	268,000	275,116
Insight Enterprises, Inc. 6.63% 5/15/32	340,000	341,917
NCR Atleos Corp. 9.50% 4/1/29	1,473,000	1,595,708
NCR Voyix Corp.
5.00% 10/1/28	366,000	352,033
5.13% 4/15/29	1,264,000	1,209,332
Seagate HDD Cayman
8.25% 12/15/29	668,000	711,749
8.50% 7/15/31	149,000	159,335
		6,911,283
LVIP JPMorgan High Yield Fund-3

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Cosmetics & Personal Care–0.35%
Coty, Inc. 5.00% 4/15/26	124,000	$123,742
Edgewell Personal Care Co.
4.13% 4/1/29	535,000	493,362
5.50% 6/1/28	1,465,000	1,433,985
Perrigo Finance Unlimited Co. 6.13% 9/30/32	463,000	452,736
		2,503,825
Distribution/Wholesale–0.39%
Gates Corp. 6.88% 7/1/29	351,000	357,044
Resideo Funding, Inc. 6.50% 7/15/32	908,000	909,132
Ritchie Bros Holdings, Inc.
6.75% 3/15/28	367,000	375,217
7.75% 3/15/31	308,000	322,088
‡Wesco Aircraft Holdings, Inc.
8.50% 11/14/24	120,000	8,400
9.00% 11/15/26	2,030,000	852,600
13.13% 11/15/27	365,000	7,300
		2,831,781
Diversified Financial Services–1.26%
Ally Financial, Inc. 5.75% 11/20/25	915,000	919,718
•ILFC E-Capital Trust I 6.29% (TSFR03M + 1.81%) 12/21/65	640,000	527,618
Nationstar Mortgage Holdings, Inc.
5.13% 12/15/30	655,000	611,135
5.50% 8/15/28	734,000	712,847
5.75% 11/15/31	1,070,000	1,022,725
7.13% 2/1/32	577,000	584,189
OneMain Finance Corp.
3.50% 1/15/27	390,000	372,013
3.88% 9/15/28	106,000	97,683
4.00% 9/15/30	345,000	306,623
5.38% 11/15/29	210,000	201,902
6.63% 1/15/28	420,000	425,200
7.13% 3/15/26	1,272,000	1,294,848
9.00% 1/15/29	76,000	80,588
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
2.88% 10/15/26	794,000	753,359
3.63% 3/1/29	1,162,000	1,052,327
4.00% 10/15/33	131,000	109,105
		9,071,880
Electric–1.50%
Calpine Corp.
4.50% 2/15/28	235,000	225,392
4.63% 2/1/29	776,000	732,509
5.00% 2/1/31	647,000	608,432
NRG Energy, Inc.
3.38% 2/15/29	615,000	557,976
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
NRG Energy, Inc. (continued)
3.63% 2/15/31	421,000	$368,148
3.88% 2/15/32	56,000	48,909
5.25% 6/15/29	1,115,000	1,082,923
5.75% 1/15/28	339,000	337,786
6.00% 2/1/33	675,000	655,577
7.00% 3/15/33	378,000	408,022
PG&E Corp. 5.00% 7/1/28	898,000	877,296
Pike Corp.
5.50% 9/1/28	741,000	712,443
8.63% 1/31/31	329,000	347,080
μVistra Corp. 7.00% 12/15/26	975,000	980,560
Vistra Operations Co. LLC
4.38% 5/1/29	311,000	292,810
5.00% 7/31/27	130,000	127,555
5.63% 2/15/27	517,000	514,929
6.88% 4/15/32	586,000	600,015
7.75% 10/15/31	1,305,000	1,369,031
		10,847,393
Electrical Components & Equipment–1.18%
Energizer Holdings, Inc.
4.38% 3/31/29	2,418,000	2,245,966
4.75% 6/15/28	2,007,000	1,912,471
6.50% 12/31/27	449,000	449,557
WESCO Distribution, Inc.
6.38% 3/15/29	1,413,000	1,431,885
6.63% 3/15/32	490,000	498,023
7.25% 6/15/28	1,962,000	1,994,989
		8,532,891
Electronics–1.06%
Coherent Corp. 5.00% 12/15/29	2,732,000	2,607,127
Imola Merger Corp. 4.75% 5/15/29	2,898,000	2,748,146
Sensata Technologies BV 4.00% 4/15/29	1,772,000	1,626,072
Sensata Technologies, Inc.
3.75% 2/15/31	556,000	486,076
6.63% 7/15/32	200,000	199,784
		7,667,205
Engineering & Construction–0.82%
Dycom Industries, Inc. 4.50% 4/15/29	1,264,000	1,179,513
Global Infrastructure Solutions, Inc.
5.63% 6/1/29	1,318,000	1,267,984
7.50% 4/15/32	730,000	722,225
MasTec, Inc. 4.50% 8/15/28	1,940,000	1,880,831
Weekley Homes LLC/Weekley Finance Corp. 4.88% 9/15/28	916,000	874,006
		5,924,559
LVIP JPMorgan High Yield Fund-4

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Entertainment–2.63%
Boyne USA, Inc. 4.75% 5/15/29	1,074,000	$1,018,111
Caesars Entertainment, Inc.
4.63% 10/15/29	920,000	861,357
6.50% 2/15/32	774,000	777,494
8.13% 7/1/27	454,000	458,539
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op
5.25% 7/15/29	675,000	648,800
5.38% 4/15/27	610,000	603,516
Cinemark USA, Inc.
5.25% 7/15/28	775,000	755,795
7.00% 8/1/32	290,000	295,606
Live Nation Entertainment, Inc.
3.75% 1/15/28	589,000	555,449
4.75% 10/15/27	1,650,000	1,595,195
5.63% 3/15/26	1,297,000	1,294,837
6.50% 5/15/27	3,345,000	3,381,755
Six Flags Entertainment Corp.
5.50% 4/15/27	71,000	70,554
7.25% 5/15/31	430,000	439,171
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc. 6.63% 5/1/32	1,141,000	1,156,420
Six Flags Theme Parks, Inc. 7.00% 7/1/25	313,000	312,707
Vail Resorts, Inc. 6.50% 5/15/32	592,000	598,641
WMG Acquisition Corp. 3.75% 12/1/29	1,652,000	1,522,063
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13% 10/1/29	1,770,000	1,695,258
6.25% 3/15/33	604,000	593,422
7.13% 2/15/31	324,000	337,417
		18,972,107
Environmental Control–0.78%
GFL Environmental, Inc.
4.00% 8/1/28	1,255,000	1,188,352
4.38% 8/15/29	645,000	609,705
4.75% 6/15/29	699,000	671,282
6.75% 1/15/31	454,000	466,193
Madison IAQ LLC
4.13% 6/30/28	983,000	930,555
5.88% 6/30/29	1,390,000	1,312,486
Wrangler Holdco Corp. 6.63% 4/1/32	435,000	442,830
		5,621,403
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food–1.84%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.25% 3/15/26	839,000	$818,510
3.50% 3/15/29	1,426,000	1,297,889
4.63% 1/15/27	1,762,000	1,725,022
5.88% 2/15/28	909,000	905,250
Lamb Weston Holdings, Inc. 4.13% 1/31/30	1,086,000	992,964
New Albertsons LP
6.63% 6/1/28	569,000	564,733
7.75% 6/15/26	672,000	680,817
Performance Food Group, Inc.
4.25% 8/1/29	1,215,000	1,127,317
5.50% 10/15/27	1,709,000	1,694,554
6.13% 9/15/32	364,000	363,983
Post Holdings, Inc.
4.63% 4/15/30	255,000	235,173
5.50% 12/15/29	1,225,000	1,185,321
6.25% 2/15/32	426,000	422,800
U.S. Foods, Inc.
4.63% 6/1/30	645,000	606,592
4.75% 2/15/29	270,000	258,572
6.88% 9/15/28	378,000	386,779
		13,266,276
Food Service–0.17%
Aramark Services, Inc. 5.00% 2/1/28	1,253,000	1,217,618
		1,217,618
Gas–0.21%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50% 5/20/25	169,000	167,952
5.75% 5/20/27	595,000	552,396
5.88% 8/20/26	220,000	212,003
9.38% 6/1/28	586,000	563,623
		1,495,974
Hand Machine Tools–0.39%
Regal Rexnord Corp.
6.05% 2/15/26	535,000	539,823
6.05% 4/15/28	1,090,000	1,108,661
6.30% 2/15/30	462,000	475,247
6.40% 4/15/33	647,000	667,569
		2,791,300
Health Care Products–1.32%
Avantor Funding, Inc. 4.63% 7/15/28	2,025,000	1,932,871
Bausch & Lomb Corp. 8.38% 10/1/28	230,000	238,050
LVIP JPMorgan High Yield Fund-5

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Products (continued)
Hologic, Inc. 3.25% 2/15/29	1,591,000	$1,438,806
Medline Borrower LP
3.88% 4/1/29	2,839,000	2,628,877
5.25% 10/1/29	1,301,000	1,255,548
Medline Borrower LP/Medline Co-Issuer, Inc. 6.25% 4/1/29	1,276,000	1,289,454
Sotera Health Holdings LLC 7.38% 6/1/31	700,000	709,171
		9,492,777
Health Care Services–4.36%
Acadia Healthcare Co., Inc.
5.00% 4/15/29	457,000	427,454
5.50% 7/1/28	990,000	945,426
AHP Health Partners, Inc. 5.75% 7/15/29	903,000	872,319
Centene Corp. 4.63% 12/15/29	3,752,000	3,548,492
CHS/Community Health Systems, Inc.
4.75% 2/15/31	1,112,000	862,863
5.25% 5/15/30	1,911,000	1,569,557
5.63% 3/15/27	329,000	315,747
6.00% 1/15/29	1,180,000	1,056,580
6.13% 4/1/30	396,000	271,739
10.88% 1/15/32	968,000	998,713
Concentra Escrow Issuer Corp. 6.88% 7/15/32	346,000	353,252
DaVita, Inc.
3.75% 2/15/31	2,571,000	2,224,584
4.63% 6/1/30	1,600,000	1,470,920
6.88% 9/1/32	525,000	529,024
Encompass Health Corp.
4.50% 2/1/28	2,676,000	2,582,119
4.63% 4/1/31	365,000	337,083
4.75% 2/1/30	649,000	615,266
@Global Medical Response, Inc. 10.00% 10/31/28	1,030,185	1,028,897
IQVIA, Inc.
5.00% 10/15/26	2,311,000	2,279,872
5.00% 5/15/27	259,000	254,137
@Radiology Partners, Inc.
7.78% 1/31/29	478,388	472,408
9.78% 2/15/30	925,535	863,654
Surgery Center Holdings, Inc. 7.25% 4/15/32	812,000	828,316
Tenet Healthcare Corp.
4.25% 6/1/29	299,000	280,701
5.13% 11/1/27	3,061,000	2,997,860
6.13% 6/15/30	1,228,000	1,218,321
6.25% 2/1/27	1,093,000	1,092,111
6.75% 5/15/31	1,175,000	1,187,033
		31,484,448
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Home Furnishings–0.33%
Tempur Sealy International, Inc.
3.88% 10/15/31	568,000	$495,544
4.00% 4/15/29	2,082,000	1,918,447
		2,413,991
Household Products Wares–0.68%
ACCO Brands Corp. 4.25% 3/15/29	1,995,000	1,814,419
Central Garden & Pet Co.
4.13% 10/15/30	741,000	665,515
5.13% 2/1/28	2,442,000	2,372,327
Spectrum Brands, Inc. 3.88% 3/15/31	85,000	73,146
		4,925,407
Housewares–1.11%
CD&R Smokey Buyer, Inc./Radio Systems Corp. 9.50% 10/15/29	1,051,000	1,033,039
Newell Brands, Inc.
5.70% 4/1/26	1,521,000	1,520,352
6.38% 9/15/27	436,000	437,504
6.38% 5/15/30	380,000	380,626
6.63% 9/15/29	391,000	397,612
6.63% 5/15/32	253,000	254,413
6.88% 4/1/36	250,000	253,024
Scotts Miracle-Gro Co.
4.00% 4/1/31	1,139,000	993,120
4.38% 2/1/32	914,000	798,016
4.50% 10/15/29	2,099,000	1,933,855
		8,001,561
Internet–0.49%
Arches Buyer, Inc. 4.25% 6/1/28	834,000	765,975
Shutterfly Finance LLC
@8.50% 10/1/27	1,891,488	1,655,052
9.75% 10/1/27	294,083	295,186
Uber Technologies, Inc. 7.50% 9/15/27	449,000	456,996
Wayfair LLC 7.25% 10/31/29	394,000	393,803
		3,567,012
Investment Company–0.08%
Saks Global Enterprises LLC 11.00% 12/15/29	621,000	598,172
		598,172
Iron & Steel–0.97%
ATI, Inc.
4.88% 10/1/29	415,000	395,301
5.13% 10/1/31	385,000	361,987
5.88% 12/1/27	640,000	634,304
7.25% 8/15/30	517,000	531,633
LVIP JPMorgan High Yield Fund-6

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Iron & Steel (continued)
Big River Steel LLC/BRS Finance Corp. 6.63% 1/31/29	1,254,000	$1,252,713
Carpenter Technology Corp.
6.38% 7/15/28	838,000	838,127
7.63% 3/15/30	223,000	228,380
Cleveland-Cliffs, Inc.
4.63% 3/1/29	908,000	843,106
4.88% 3/1/31	518,000	462,393
6.75% 4/15/30	620,000	606,263
6.88% 11/1/29	797,000	788,472
U.S. Steel Corp. 6.88% 3/1/29	64,000	64,007
		7,006,686
Leisure Time–1.55%
Acushnet Co. 7.38% 10/15/28	318,000	328,646
Amer Sports Co. 6.75% 2/16/31	1,189,000	1,204,609
Carnival Corp.
4.00% 8/1/28	941,000	891,866
5.75% 3/1/27	1,148,000	1,145,468
6.00% 5/1/29	372,000	371,120
7.00% 8/15/29	357,000	371,353
Carnival Holdings Bermuda Ltd. 10.38% 5/1/28	4,241,000	4,518,305
Royal Caribbean Cruises Ltd.
5.63% 9/30/31	758,000	745,614
6.00% 2/1/33	919,000	916,817
6.25% 3/15/32	720,000	728,626
		11,222,424
Lodging–1.40%
Hilton Domestic Operating Co., Inc.
3.75% 5/1/29	345,000	317,911
4.00% 5/1/31	211,000	189,761
4.88% 1/15/30	737,000	706,936
5.75% 5/1/28	749,000	748,830
5.88% 4/1/29	349,000	348,391
5.88% 3/15/33	875,000	860,973
6.13% 4/1/32	344,000	343,062
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.88% 4/1/27	383,000	377,779
Marriott Ownership Resorts, Inc.
4.50% 6/15/29	333,000	310,840
4.75% 1/15/28	45,000	43,246
MGM Resorts International
4.63% 9/1/26	1,177,000	1,160,752
5.50% 4/15/27	1,291,000	1,283,036
6.13% 9/15/29	809,000	807,984
6.50% 4/15/32	782,000	779,230
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Lodging (continued)
Station Casinos LLC 4.50% 2/15/28	1,929,000	$1,830,357
		10,109,088
Machinery Construction & Mining–0.49%
BWX Technologies, Inc.
4.13% 6/30/28	796,000	745,272
4.13% 4/15/29	496,000	460,354
Terex Corp.
5.00% 5/15/29	1,572,000	1,496,968
6.25% 10/15/32	858,000	840,836
		3,543,430
Machinery Diversified–0.32%
ATS Corp. 4.13% 12/15/28	321,000	297,541
Chart Industries, Inc.
7.50% 1/1/30	1,065,000	1,107,257
9.50% 1/1/31	233,000	249,694
Esab Corp. 6.25% 4/15/29	670,000	678,334
		2,332,826
Media–11.37%
‡Audacy Capital LLC 6.50% 5/1/27	2,481,000	111,645
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25% 2/1/31	5,381,000	4,689,678
4.50% 8/15/30	3,643,000	3,269,942
4.50% 5/1/32	405,000	348,366
4.75% 3/1/30	8,421,000	7,689,773
5.00% 2/1/28	5,548,000	5,347,682
5.13% 5/1/27	2,533,000	2,488,977
5.38% 6/1/29	2,862,000	2,734,443
CSC Holdings LLC
4.13% 12/1/30	695,000	499,263
4.50% 11/15/31	1,160,000	835,236
5.75% 1/15/30	2,085,000	1,186,078
6.50% 2/1/29	3,980,000	3,341,171
11.25% 5/15/28	461,000	454,967
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88% 8/15/27	1,358,000	1,323,098
DISH DBS Corp.
5.25% 12/1/26	4,270,000	3,881,221
5.75% 12/1/28	1,000,000	854,995
7.75% 7/1/26	2,740,000	2,304,760
DISH Network Corp. 11.75% 11/15/27	3,525,000	3,733,652
GCI LLC 4.75% 10/15/28	2,340,000	2,185,394
Gray Television, Inc.
4.75% 10/15/30	1,392,000	758,793
5.38% 11/15/31	582,000	310,301
7.00% 5/15/27	1,125,000	1,088,095
10.50% 7/15/29	2,753,000	2,752,811
LVIP JPMorgan High Yield Fund-7

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
iHeartCommunications, Inc.
7.75% 8/15/30	643,470	$500,882
9.13% 5/1/29	3,999,241	3,470,630
10.88% 5/1/30	4,716,239	3,612,146
McGraw-Hill Education, Inc. 5.75% 8/1/28	605,000	590,700
Midcontinent Communications 8.00% 8/15/32	686,000	704,610
News Corp.
3.88% 5/15/29	960,000	890,530
5.13% 2/15/32	630,000	594,577
Nexstar Media, Inc.
4.75% 11/1/28	2,210,000	2,060,562
5.63% 7/15/27	3,575,000	3,486,897
μParamount Global 6.25% 2/28/57	1,145,000	1,092,788
Scripps Escrow, Inc. 5.88% 7/15/27	972,000	785,201
Sirius XM Radio LLC
4.00% 7/15/28	3,060,000	2,819,351
4.13% 7/1/30	575,000	501,830
5.00% 8/1/27	2,139,000	2,080,235
5.50% 7/1/29	2,785,000	2,670,297
Sunrise FinCo I BV 4.88% 7/15/31	592,000	536,979
TEGNA, Inc. 5.00% 9/15/29	365,000	341,358
Univision Communications, Inc.
7.38% 6/30/30	1,344,000	1,285,738
8.00% 8/15/28	1,410,000	1,435,551
Virgin Media Secured Finance PLC 5.50% 5/15/29	456,000	427,703
		82,078,906
Mining–0.51%
Alcoa Nederland Holding BV
5.50% 12/15/27	789,000	791,817
7.13% 3/15/31	1,250,000	1,291,729
Kaiser Aluminum Corp. 4.50% 6/1/31	505,000	445,158
Novelis Corp.
3.88% 8/15/31	323,000	278,101
4.75% 1/30/30	910,000	839,954
		3,646,759
Miscellaneous Manufacturing–0.17%
Hillenbrand, Inc.
5.00% 9/15/26	155,000	153,507
6.25% 2/15/29	279,000	278,819
Trinity Industries, Inc. 7.75% 7/15/28	733,000	760,658
		1,192,984
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Office Business Equipment–0.09%
Xerox Holdings Corp. 8.88% 11/30/29	757,000	$679,543
		679,543
Oil & Gas–6.47%
Aethon United BR LP/Aethon United Finance Corp. 7.50% 10/1/29	600,000	613,601
Antero Resources Corp.
7.63% 2/1/29	205,000	209,850
8.38% 7/15/26	1,269,000	1,295,966
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
6.63% 10/15/32	450,000	447,295
8.25% 12/31/28	590,000	602,290
Baytex Energy Corp.
7.38% 3/15/32	715,000	696,696
8.50% 4/30/30	1,150,000	1,174,975
California Resources Corp. 7.13% 2/1/26	514,000	513,638
Chord Energy Corp. 6.38% 6/1/26	1,519,000	1,518,543
Civitas Resources, Inc.
8.38% 7/1/28	1,938,000	2,012,746
8.63% 11/1/30	736,000	770,773
8.75% 7/1/31	739,000	770,432
CNX Resources Corp.
6.00% 1/15/29	415,000	406,937
7.38% 1/15/31	500,000	513,637
Comstock Resources, Inc.
5.88% 1/15/30	616,000	574,494
6.75% 3/1/29	2,660,000	2,593,055
Crescent Energy Finance LLC
7.38% 1/15/33	610,000	592,395
7.63% 4/1/32	1,159,000	1,153,036
9.25% 2/15/28	1,873,000	1,957,461
Diamond Foreign Asset Co./Diamond Finance LLC 8.50% 10/1/30	934,000	969,237
Encino Acquisition Partners Holdings LLC
8.50% 5/1/28	1,895,000	1,933,567
8.75% 5/1/31	827,000	872,482
Expand Energy Corp.
4.75% 2/1/32	605,000	563,137
5.38% 2/1/29	82,000	80,774
5.38% 3/15/30	1,028,000	1,005,216
6.75% 4/15/29	3,019,000	3,050,250
Gulfport Energy Operating Corp. 6.75% 9/1/29	945,000	951,588
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00% 4/15/30	466,000	437,947
6.25% 11/1/28	47,000	45,515
LVIP JPMorgan High Yield Fund-8

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Hilcorp Energy I LP/Hilcorp Finance Co. (continued)
6.25% 4/15/32	322,000	$296,249
6.88% 5/15/34	70,000	65,246
Matador Resources Co.
6.25% 4/15/33	877,000	849,921
6.50% 4/15/32	534,000	527,954
Noble Finance II LLC 8.00% 4/15/30	553,000	558,511
Permian Resources Operating LLC
6.25% 2/1/33	619,000	610,990
7.00% 1/15/32	698,000	708,546
8.00% 4/15/27	585,000	597,363
9.88% 7/15/31	1,765,000	1,940,586
Precision Drilling Corp.
6.88% 1/15/29	52,000	51,532
7.13% 1/15/26	662,000	661,499
Range Resources Corp. 8.25% 1/15/29	2,477,000	2,550,306
SM Energy Co.
6.50% 7/15/28	247,000	245,452
6.63% 1/15/27	1,806,000	1,803,765
6.75% 9/15/26	894,000	893,141
6.75% 8/1/29	630,000	623,616
7.00% 8/1/32	542,000	534,386
Sunoco LP 7.00% 5/1/29	347,000	356,115
Sunoco LP/Sunoco Finance Corp.
4.50% 5/15/29	559,000	525,084
4.50% 4/30/30	1,725,000	1,599,865
Transocean Titan Financing Ltd. 8.38% 2/1/28	213,000	217,340
Transocean, Inc.
8.25% 5/15/29	821,000	804,227
8.75% 2/15/30	272,000	280,520
Valaris Ltd. 8.38% 4/30/30	469,000	473,938
Vital Energy, Inc. 7.88% 4/15/32	616,000	592,713
		46,696,398
Oil & Gas Services–0.25%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25% 4/1/28	364,000	362,060
6.63% 9/1/32	544,000	543,323
6.88% 4/1/27	257,000	258,329
Kodiak Gas Services LLC 7.25% 2/15/29	646,000	658,950
		1,822,662
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Packaging & Containers–1.88%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.13% 8/15/26	1,364,000	$1,227,600
5.25% 8/15/27	1,618,000	918,523
5.25% 8/15/27	1,121,000	636,381
Graham Packaging Co., Inc. 7.13% 8/15/28	268,000	264,089
Mauser Packaging Solutions Holding Co.
7.88% 4/15/27	4,030,000	4,111,446
9.25% 4/15/27	1,705,000	1,724,950
Owens-Brockway Glass Container, Inc. 6.63% 5/13/27	1,044,000	1,039,515
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.00% 10/15/27	1,978,000	1,961,614
TriMas Corp. 4.13% 4/15/29	852,000	781,920
Trivium Packaging Finance BV
5.50% 8/15/26	488,000	481,012
8.50% 8/15/27	445,000	444,316
		13,591,366
Pharmaceuticals–3.24%
180 Medical, Inc. 3.88% 10/15/29	686,000	626,481
Bausch Health Americas, Inc.
8.50% 1/31/27	1,425,000	1,172,062
9.25% 4/1/26	3,137,000	2,997,673
Bausch Health Cos., Inc.
4.88% 6/1/28	4,505,000	3,604,000
5.00% 2/15/29	916,000	540,166
5.25% 1/30/30	1,505,000	820,225
5.25% 2/15/31	670,000	355,100
5.50% 11/1/25	4,517,000	4,404,944
5.75% 8/15/27	453,000	394,110
6.25% 2/15/29	1,266,000	784,920
Elanco Animal Health, Inc. 6.65% 8/28/28	375,000	380,192
=†ΩEndo Design LLC 5.87%	580,000	0
Endo Finance Holdings, Inc. 8.50% 4/15/31	361,000	382,491
=†Endo Luxembourg Finance SARL 6.13% 4/1/29	1,430,000	0
Grifols SA 4.75% 10/15/28	1,026,000	942,821
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 14.75% 11/14/28	772,867	826,594
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13% 4/30/28	1,963,000	1,844,208
5.13% 4/30/31	1,551,000	1,394,054
LVIP JPMorgan High Yield Fund-9

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Owens & Minor, Inc.
4.50% 3/31/29	1,367,000	$1,219,851
6.63% 4/1/30	756,000	708,857
=†Par Pharmaceutical, Inc. 7.50% 4/1/27	818,000	0
		23,398,749
Pipelines–4.65%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38% 6/15/29	247,000	240,534
5.75% 3/1/27	510,000	507,623
5.75% 1/15/28	1,732,000	1,718,361
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.63% 7/15/26	550,000	549,307
7.00% 7/15/29	493,000	503,524
7.25% 7/15/32	364,000	373,950
Buckeye Partners LP
3.95% 12/1/26	190,000	182,868
4.13% 3/1/25	358,000	357,041
4.13% 12/1/27	195,000	185,989
4.50% 3/1/28	810,000	768,547
Cheniere Energy Partners LP
3.25% 1/31/32	523,000	453,500
4.00% 3/1/31	608,000	562,222
CNX Midstream Partners LP 4.75% 4/15/30	206,000	187,863
DT Midstream, Inc.
4.13% 6/15/29	1,063,000	992,712
4.38% 6/15/31	660,000	602,198
Energy Transfer LP 7.38% 2/1/31	352,000	368,095
EnLink Midstream LLC 6.50% 9/1/30	324,000	339,312
EQM Midstream Partners LP
4.50% 1/15/29	902,000	858,651
4.75% 1/15/31	979,000	920,681
6.50% 7/1/27	475,000	481,160
7.50% 6/1/27	710,000	723,988
7.50% 6/1/30	506,000	538,274
Genesis Energy LP/Genesis Energy Finance Corp.
7.75% 2/1/28	858,000	859,025
7.88% 5/15/32	451,000	441,679
8.00% 1/15/27	84,000	85,461
8.00% 5/15/33	266,000	260,316
8.25% 1/15/29	233,000	235,302
8.88% 4/15/30	528,000	537,240
Harvest Midstream I LP 7.50% 5/15/32	539,000	548,825
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Hess Midstream Operations LP
5.13% 6/15/28	190,000	$184,805
5.63% 2/15/26	1,065,000	1,061,511
6.50% 6/1/29	595,000	600,883
Howard Midstream Energy Partners LLC
7.38% 7/15/32	525,000	533,333
8.88% 7/15/28	885,000	929,477
Kinetik Holdings LP
5.88% 6/15/30	486,000	478,372
6.63% 12/15/28	239,000	244,499
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13% 2/15/29	703,000	712,241
8.38% 2/15/32	702,000	707,375
Northriver Midstream Finance LP 6.75% 7/15/32	550,000	553,262
NuStar Logistics LP
5.63% 4/28/27	1,285,000	1,275,649
5.75% 10/1/25	429,000	428,926
6.00% 6/1/26	470,000	470,629
6.38% 10/1/30	439,000	440,191
Prairie Acquiror LP 9.00% 8/1/29	410,000	422,395
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50% 1/15/28	590,000	567,421
6.00% 3/1/27	585,000	579,618
6.00% 12/31/30	622,000	588,953
6.00% 9/1/31	873,000	823,967
7.38% 2/15/29	560,000	561,773
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00% 1/15/32	1,369,000	1,245,448
4.88% 2/1/31	1,072,000	1,035,060
Venture Global LNG, Inc.
7.00% 1/15/30	865,000	877,957
8.13% 6/1/28	1,217,000	1,266,036
8.38% 6/1/31	165,000	172,083
9.50% 2/1/29	400,000	442,106
9.88% 2/1/32	915,000	1,004,011
		33,592,229
Real Estate–0.15%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp. 5.25% 4/15/30	1,457,000	1,095,772
		1,095,772
LVIP JPMorgan High Yield Fund-10

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts–1.99%
Iron Mountain, Inc.
4.50% 2/15/31	635,000	$580,523
4.88% 9/15/29	12,000	11,405
5.00% 7/15/28	64,000	61,864
5.25% 3/15/28	1,684,000	1,647,304
6.25% 1/15/33	794,000	790,829
RHP Hotel Properties LP/RHP Finance Corp.
4.50% 2/15/29	1,633,000	1,541,759
4.75% 10/15/27	2,368,000	2,290,750
6.50% 4/1/32	1,078,000	1,083,426
7.25% 7/15/28	277,000	284,418
Starwood Property Trust, Inc. 7.25% 4/1/29	514,000	527,263
VICI Properties LP/VICI Note Co., Inc.
4.13% 8/15/30	350,000	325,208
4.25% 12/1/26	1,544,000	1,518,380
4.63% 12/1/29	1,996,000	1,911,839
5.75% 2/1/27	1,794,000	1,809,427
		14,384,395
Retail–1.78%
Asbury Automotive Group, Inc.
4.50% 3/1/28	457,000	438,034
4.63% 11/15/29	590,000	549,098
4.75% 3/1/30	398,000	372,228
Bath & Body Works, Inc.
6.75% 7/1/36	190,000	193,087
6.88% 11/1/35	155,000	158,598
Gap, Inc. 3.63% 10/1/29	745,000	668,976
Group 1 Automotive, Inc. 6.38% 1/15/30	367,000	367,733
Liberty Interactive LLC 8.25% 2/1/30	352,000	163,676
Nordstrom, Inc. 4.38% 4/1/30	19,000	17,251
PetSmart, Inc./PetSmart Finance Corp.
4.75% 2/15/28	2,736,000	2,581,403
7.75% 2/15/29	616,000	595,463
Rite Aid Corp.
=‡7.50% 7/1/25	1,377,000	0
=†8.00% 10/18/25	1,045,253	0
=‡8.00% 11/15/26	2,338,000	0
=11.47% 8/30/31	377,174	335,853
=@15.00% 8/30/31	1,083,921	636,931
=†@15.00% 8/30/31	510,078	0
Sonic Automotive, Inc.
4.63% 11/15/29	1,253,000	1,156,286
4.88% 11/15/31	192,000	172,261
Staples, Inc.
10.75% 9/1/29	2,730,000	2,685,735
12.75% 1/15/30	1,729,011	1,351,948
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Superior Plus LP/Superior General Partner, Inc. 4.50% 3/15/29	444,000	$403,688
		12,848,249
Semiconductors–1.15%
Amkor Technology, Inc. 6.63% 9/15/27	340,000	339,891
ams-OSRAM AG 12.25% 3/30/29	650,000	632,007
Entegris, Inc.
3.63% 5/1/29	586,000	530,730
4.38% 4/15/28	2,345,000	2,240,646
4.75% 4/15/29	1,060,000	1,014,958
5.95% 6/15/30	1,040,000	1,031,514
ON Semiconductor Corp. 3.88% 9/1/28	2,115,000	1,983,494
Synaptics, Inc. 4.00% 6/15/29	598,000	545,001
		8,318,241
Software–0.99%
ACI Worldwide, Inc. 5.75% 8/15/26	975,000	973,242
AthenaHealth Group, Inc. 6.50% 2/15/30	720,000	684,249
Clarivate Science Holdings Corp.
3.88% 7/1/28	604,000	562,658
4.88% 7/1/29	804,000	749,498
RingCentral, Inc. 8.50% 8/15/30	1,087,000	1,150,064
SS&C Technologies, Inc.
5.50% 9/30/27	2,770,000	2,743,440
6.50% 6/1/32	250,000	252,183
		7,115,334
Telecommunications–4.50%
Altice Financing SA 5.75% 8/15/29	1,129,000	826,476
Altice France Holding SA
6.00% 2/15/28	380,000	100,293
10.50% 5/15/27	2,174,000	633,816
Altice France SA
5.13% 7/15/29	1,570,000	1,175,715
5.50% 1/15/28	200,000	147,431
5.50% 10/15/29	971,000	727,305
8.13% 2/1/27	1,470,000	1,191,731
CommScope LLC
4.75% 9/1/29	1,412,000	1,257,629
6.00% 3/1/26	2,261,000	2,249,695
8.25% 3/1/27	3,274,000	3,131,161
CommScope Technologies LLC 5.00% 3/15/27	155,000	138,358
LVIP JPMorgan High Yield Fund-11

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
EchoStar Corp. 6.75% 11/30/30	844,123	$765,576
Embarq LLC 8.00% 6/1/36	1,500,000	819,780
Frontier Communications Holdings LLC
5.00% 5/1/28	2,540,000	2,483,141
5.88% 10/15/27	97,000	96,693
5.88% 11/1/29	172,507	171,549
6.00% 1/15/30	356,000	355,205
8.75% 5/15/30	924,000	976,566
Hughes Satellite Systems Corp. 6.63% 8/1/26	869,000	688,491
Intelsat Jackson Holdings SA 6.50% 3/15/30	5,452,000	5,028,774
Level 3 Financing, Inc.
3.88% 10/15/30	552,000	440,551
4.88% 6/15/29	686,000	596,820
11.00% 11/15/29	1,265,579	1,423,674
Lumen Technologies, Inc.
4.13% 4/15/29	1,121,436	1,011,729
4.13% 4/15/30	1,121,549	999,081
4.13% 4/15/30	1,818,612	1,620,027
5.38% 6/15/29	1,020,000	882,300
10.00% 10/15/32	402,750	400,332
Optics Bidco SpA 6.38% 11/15/33	751,000	752,540
Qwest Corp. 7.25% 9/15/25	210,000	209,270
U.S. Cellular Corp. 6.70% 12/15/33	1,127,000	1,187,953
		32,489,662
Transportation–0.16%
First Student Bidco, Inc./First Transit Parent, Inc. 4.00% 7/31/29	82,000	75,271
XPO, Inc.
6.25% 6/1/28	610,000	613,725
7.13% 2/1/32	438,000	448,212
		1,137,208
Total Corporate Bonds (Cost $651,222,013)		623,324,567
LOAN AGREEMENTS–5.92%
•ACProducts, Inc. 9.12% (SOFR CME03M + 4.25%) 5/17/28	1,240,025	999,101
•Adient U.S. LLC 6.61% (SOFR CME01M + 2.25%) 1/31/31	693,261	695,369
•Ahead DB Holdings LLC 8.10% (SOFR CME03M + 3.50%) 2/1/31	1,094,943	1,100,669
•American Airlines, Inc. 9.63% (SOFR CME03M + 4.75%) 4/20/28	925,965	949,429
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Bausch & Lomb Corp. 7.94% (SOFR CME01M + 3.25%) 5/10/27	598,858	$600,571
•BCPE Pequod Buyer, Inc. 7.86% (SOFR CME01M + 3.50%) 11/25/31	1,048,000	1,055,671
•Charter Communications Operating LLC 6.59% (SOFR CME03M + 2.00%) 12/7/30	1,485,000	1,479,595
•Claire's Stores, Inc. 11.17% (SOFR CME01M + 6.50%) 12/18/26	1,138,252	903,772
•Clear Channel Outdoor Holdings, Inc. 8.69% (SOFR CME01M + 4.00%) 8/23/28	174,821	175,621
•Conair Holdings LLC 8.44% (SOFR CME01M + 3.75%) 5/17/28	866,049	775,581
•Crown Finance U.S. 2024 Term loan B 9.80% (SOFR CME01M + 5.25%) 12/2/31	690,000	689,137
•CSC Holdings LLC 9.11% (SOFR CME01M + 4.50%) 1/18/28	590,605	578,138
•DexKo Global, Inc. 8.62% (SOFR CME03M + 3.75%) 10/4/28	1,318,953	1,242,981
•DirecTV Financing LLC 9.85% (SOFR CME03M + 5.00%) 8/2/27	697,186	698,392
•Emrld Borrower LP 7.07% (SOFR CME01M + 2.50%) 8/4/31	819,446	821,839
•EPIC Crude Services LP 7.66% (SOFR CME03M + 3.00%) 10/15/31	630,000	634,952
=∞FGI Operating Co. LLC 0.00% 12/31/25	84,591	7,114
•First Advantage Holdings LLC 7.82% (SOFR CME01M + 3.25%) 10/31/31	956,429	965,696
•First Student Bidco 2024 1ST Lien Term loan B 6.89% (SOFR CME03M + 2.50%) 7/21/28	927,776	928,649
•First Student Bidco 2024 Term loan B2 6.89% (SOFR CME03M + 2.50%) 7/21/28	927,619	928,445
•First Student Bidco 2024 Term loan C 6.89% (SOFR CME03M + 2.50%) 7/21/28	283,725	283,992
•Genesys Cloud Services Holdings II LLC 7.57% (SOFR CME01M + 3.00%) 12/1/27	965,599	972,841
LVIP JPMorgan High Yield Fund-12

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•HUB International Ltd. 7.37% (SOFR CME03M + 2.75%) 6/20/30	292,779	$294,243
•Icon Parent, Inc. 7.52% (SOFR CME03M + 3.00%) 11/13/31	855,000	857,403
•LABL, Inc. 9.67% (SOFR CME01M + 5.00%) 10/29/28	1,076,700	1,038,908
•LSF12 Crown U.S. Commercial Bidco Term loan B 8.80% (SOFR CME01M + 4.25%) 12/2/31	1,368,000	1,362,022
•Madison IAQ LLC 7.89% (SOFR CME06M + 2.75%) 6/21/28	944,735	947,248
•Medline Borrower LP 6.82% (SOFR CME01M + 2.25%) 10/23/28	576,381	577,931
•MI Opco Holdings, Inc. 11.92% (SOFR CME01M + 7.25%) 3/31/28	675,430	678,807
•MI Windows & Doors LLC 7.57% (SOFR CME01M + 3.00%) 3/28/31	537,300	541,926
Moran Foods LLC
∞@0.00% 6/30/26	1,870,441	1,309,308
=•7.12% (SOFR CME01M + 2.50%) 12/31/28	299,580	299,580
=@•11.95% (SOFR CME03M + 2.00%) 6/30/26	716,113	345,238
=•13.12% (SOFR CME01M + 8.50%) 12/31/28	258,025	258,025
=•16.12% (SOFR CME03M + 11.50%) 6/30/26	841,490	841,490
•Nuvei Technologies Corp. 7.44% (SOFR CME03M + 3.00%) 11/15/31	1,376,667	1,377,961
•Parexel International Corp. 7.57% (SOFR CME01M + 3.00%) 11/15/28	880,144	885,276
•Park River Holdings, Inc. 8.11% (SOFR CME03M + 3.25%) 12/28/27	451,610	439,756
•Petco Health and Wellness Co., Inc. 8.12% (SOFR CME03M + 3.25%) 3/3/28	2,023,307	1,961,556
•PetSmart, Inc. 8.21% (SOFR CME01M + 3.75%) 2/11/28	49,871	49,622
Raven Acquisition Holdings LLC
✠0.00% 11/19/31	48,490	48,569
•7.86% (SOFR CME01M + 3.25%) 11/19/31	678,858	679,965
•Rocket Software, Inc. 8.82% (SOFR CME01M + 4.25%) 11/28/28	814,332	819,421
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Serta Simmons Bedding LLC 12.22% (SOFR CME03M + 7.50%) 6/29/28	798,896	$671,360
@Shutterfly, Inc. 4.00% 10/1/27	677,282	592,622
•SPX FLOW 2024 1ST Lien Term loan B 7.36% (SOFR CME01M + 3.00%) 4/5/29	540,562	544,563
•Star Parent, Inc. 8.35% (SOFR CME03M + 3.75%) 9/27/30	416,850	406,741
•Station Casinos LLC 6.82% (SOFR CME01M + 2.25%) 3/14/31	382,112	382,296
•Topgolf Callaway Brands Corp. 7.57% (SOFR CME01M + 3.00%) 3/18/30	432,078	429,736
•Triton Water Holdings, Inc. 8.12% (SOFR CME03M + 3.25%) 3/31/28	963,734	970,123
•U.S. Renal Care, Inc. 9.69% (SOFR CME01M + 5.00%) 6/20/28	1,236,039	1,154,151
•UKG, Inc. 7.62% (SOFR CME03M + 3.00%) 2/10/31	363,175	365,478
•Varsity Brands, Inc. 8.27% (SOFR CME03M + 3.75%) 8/26/31	1,474,667	1,475,035
@Venator Materials LLC
8.00% 1/16/26	376,913	376,913
8.00% 10/12/28	616,378	613,296
•White Cap Buyer LLC 7.82% (SOFR CME01M + 3.25%) 10/19/29	1,514,526	1,515,783
•WR Grace & Co-Conn. 7.85% (SOFR CME03M + 3.25%) 9/22/28	138,417	139,524
Total Loan Agreements (Cost $43,384,601)		42,739,431
U.S. TREASURY OBLIGATIONS–1.54%
U.S. Treasury Notes
4.13% 10/31/29	3,800,000	3,756,238
4.25% 11/15/34	7,560,000	7,362,960
Total U.S. Treasury Obligations (Cost $11,204,946)		11,119,198

	Number of Shares
COMMON STOCK–1.33%
=†Claire's Stores, Inc.	1,493	1,493
†Clear Channel Outdoor Holdings, Inc.	169,362	232,026
†Endo, Inc.	43,290	1,036,795
†Envision Healthcare Corp.	16,065	186,089
Expand Energy Corp.	11,375	1,132,381
†Frontier Communications Parent, Inc.	22,898	794,561
†Gulfport Energy Corp.	5,174	953,051
LVIP JPMorgan High Yield Fund-13

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
†iHeartMedia, Inc. Class A	32,090	$63,538
=†Intelsat SA	75,556	2,323,347
†Mallinckrodt PLC	16,262	1,434,715
=†Moran Foods LLC	6,559,495	0
=†MYT Holding LLC	502,370	125,592
†National CineMedia, Inc.	46,490	308,694
=†Neiman Marcus Group Ltd. LLC	483	65,205
=†‡NMG Parent LLC	5,708	157,484
=†Rite Aid Corp.	3,660	0
†Serta Simmons Bedding, Inc.	43,090	309,709
=†Serta SSB Equipment Co.	43,090	0
=†Venator Materials PLC	1,539	461,700
=†Windstream Holdings, Inc.	1,567	27,422
Total Common Stock (Cost $17,017,274)		9,613,802
PREFERRED STOCKS–0.41%
=†Claire's Stores, Inc. 0.00%	1,522	1,876,063
=†MYT Holding LLC 10.00% 6/6/29	1,067,993	1,103,237
Total Preferred Stocks (Cost $1,212,179)		2,979,300
	Number of Shares	Value (U.S. $)
WARRANT–0.00%
=†NMG Parent LLC exp 9/24/27 exercise price $1.00	13,698	$0
Total Warrant (Cost $137)		0
MONEY MARKET FUND–2.95%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.43%)	21,300,364	21,300,364
Total Money Market Fund (Cost $21,300,364)		21,300,364

INVESTMENT COMPANY—0.01%
Mutual Fund–0.01%
=Endo GUC Trust 0.00%	56,661	35,413
Total Investment Company (Cost $0)		35,413

TOTAL INVESTMENTS–98.60% (Cost $746,199,051)	711,793,315

★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.40%	10,127,754
NET ASSETS APPLICABLE TO 73,612,043 SHARES OUTSTANDING–100.00%	$721,921,069
NET ASSET VALUE PER SHARE–LVIP JPMORGAN HIGH YIELD FUND STANDARD CLASS ($511,236,472 / 52,120,566 Shares)		$9.809
NET ASSET VALUE PER SHARE–LVIP JPMORGAN HIGH YIELD FUND SERVICE CLASS ($210,684,597 / 21,491,477 Shares)		$9.803
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)		$808,978,889
Distributable earnings/(accumulated loss)		(87,057,820)
TOTAL NET ASSETS		$721,921,069

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
@PIK. 100% of the income received was in the form of additional par.
μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2024. Rate will reset at a future date.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
ΩPerpetual maturity with no stated maturity date.
‡Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
LVIP JPMorgan High Yield Fund-14

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

†Non-income producing.
∞Delayed settlement. Interest rate to be determined upon settlement date.
✠All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.

★Includes $902,317 payable for securities purchased, $1,166,684 payable for fund shares redeemed, $44,009 other accrued expenses payable,
$48,490 payable for unfunded loan commitments, $428,527 due to manager and affiliates, $39,748 payable for audit fee and $36,395 payable for fund accounting fee as of December 31, 2024.

Summary of Abbreviations:
LNG–Liquefied Natural Gas
SOFR CME01M–1 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFR CME03M–3 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFR CME06M–6 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
TSFR03M–3 Month Term Secured Overnight Financing Rate
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan High Yield Fund-15

LVIP JPMorgan High Yield Fund
Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Interest	$46,171,047
Dividends	835,610
47,006,657
EXPENSES:
Management fees	4,464,179
Distribution fees-Service Class	510,244
Shareholder servicing fees	203,685
Accounting and administration expenses	129,648
Professional fees	73,651
Pricing fees	69,813
Reports and statements to shareholders	26,817
Trustees’ fees and expenses	22,191
Custodian fees	15,762
Consulting fees	7,522
Other	18,048
5,541,560
Less:
Management fees waived	(276,182)
Total operating expenses	5,265,378
NET INVESTMENT INCOME	41,741,279
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(3,591,649)
Net change in unrealized appreciation (depreciation) of investments	17,459,007
NET REALIZED AND UNREALIZED GAIN	13,867,358
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$55,608,637
See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan High Yield Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/24	12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$41,741,279	$36,156,761
Net realized loss	(3,591,649)	(9,131,242)
Net change in unrealized appreciation (depreciation)	17,459,007	43,213,758
Net increase in net assets resulting from operations	55,608,637	70,239,277
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(35,669,134)	(20,995,767)
Service Class	(13,961,634)	(8,758,038)
	(49,630,768)	(29,753,805)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	132,426,389	43,929,482
Service Class	31,999,134	31,544,094
Reinvestment of dividends and distributions:
Standard Class	35,669,134	20,995,767
Service Class	13,961,634	8,758,038
	214,056,291	105,227,381
Cost of shares redeemed:
Standard Class	(114,071,894)	(80,303,955)
Service Class	(36,135,246)	(45,444,636)
	(150,207,140)	(125,748,591)
Increase (decrease) in net assets derived from capital share transactions	63,849,151	(20,521,210)
NET INCREASE IN NET ASSETS	69,827,020	19,964,262
NET ASSETS:
Beginning of year	652,094,049	632,129,787
End of year	$721,921,069	$652,094,049
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan High Yield Fund-16

LVIP JPMorgan High Yield Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan High Yield Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$9.731	$9.133	$10.804	$10.624	$10.558
Income (loss) from investment operations:
Net investment income[1]	0.603	0.548	0.497	0.453	0.519
Net realized and unrealized gain (loss)	0.191	0.524	(1.596)	0.227	0.062
Total from investment operations	0.794	1.072	(1.099)	0.680	0.581
Less dividends and distributions from:
Net investment income	(0.716)	(0.474)	(0.572)	(0.499)	(0.515)
Return of capital	—	—	—	(0.001)	—
Total dividends and distributions	(0.716)	(0.474)	(0.572)	(0.500)	(0.515)
Net asset value, end of period	$9.809	$9.731	$9.133	$10.804	$10.624
Total return[2]	8.09%	11.76%	(10.23% )	6.43%	5.56%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$511,236	$452,632	$439,627	$624,429	$580,227
Ratio of expenses to average net assets	0.68%	0.68%	0.67%	0.66%	0.68%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.72%	0.72%	0.71%	0.70%	0.72%
Ratio of net investment income to average net assets	6.01%	5.77%	5.00%	4.11%	5.05%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	5.97%	5.73%	4.96%	4.07%	5.01%
Portfolio turnover	25%	16%	11%	33%	43%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan High Yield Fund-17

LVIP JPMorgan High Yield Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan High Yield Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$9.726	$9.130	$10.798	$10.619	$10.555
Income (loss) from investment operations:
Net investment income[1]	0.576	0.524	0.471	0.424	0.492
Net realized and unrealized gain (loss)	0.192	0.521	(1.594)	0.227	0.061
Total from investment operations	0.768	1.045	(1.123)	0.651	0.553
Less dividends and distributions from:
Net investment income	(0.691)	(0.449)	(0.545)	(0.471)	(0.489)
Return of capital	—	—	—	(0.001)	—
Total dividends and distributions	(0.691)	(0.449)	(0.545)	(0.472)	(0.489)
Net asset value, end of period	$9.803	$9.726	$9.130	$10.798	$10.619
Total return[2]	7.81%	11.49%	(10.46% )	6.16%	5.30%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$210,685	$199,462	$192,503	$250,402	$222,544
Ratio of expenses to average net assets	0.93%	0.93%	0.92%	0.91%	0.93%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.97%	0.97%	0.96%	0.95%	0.97%
Ratio of net investment income to average net assets	5.76%	5.52%	4.75%	3.86%	4.80%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	5.72%	5.48%	4.71%	3.82%	4.76%
Portfolio turnover	25%	16%	11%	33%	43%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan High Yield Fund-18

LVIP JPMorgan High Yield Fund
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP JPMorgan High Yield Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Unfunded Loan Commitments–Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund
LVIP JPMorgan High Yield Fund-19

LVIP JPMorgan High Yield Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Statement of Net Assets.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.65% of the first $500 million of the Fund’s average daily net assets; and 0.60% of the Fund’s average daily net assets in excess of $500 million.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.00% on the first $150 million of the Fund’s average daily net assets and 0.05% of the Fund’s average daily net assets in excess of $150 million.   The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$57,425
Legal	8,720
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $10,223 for the year ended December 31, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets
LVIP JPMorgan High Yield Fund-20

LVIP JPMorgan High Yield Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$365,965
Distribution fees payable to LFD	44,717
Shareholder servicing fees payable to Lincoln Life	17,845
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$214,326,106
Purchases of U.S. government securities	11,202,920
Sales other than U.S. government securities	168,218,358
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments	$748,582,565
Aggregate unrealized appreciation of investments	$12,183,393
Aggregate unrealized depreciation of investments	(48,972,643)
Net unrealized depreciation of investments	$(36,789,250)
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP JPMorgan High Yield Fund-21

LVIP JPMorgan High Yield Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Convertible Bonds	$—	$681,240	$—	$681,240
Corporate Bonds
Advertising	—	9,029,245	—	9,029,245
Aerospace & Defense	—	6,340,475	—	6,340,475
Airlines	—	7,908,602	—	7,908,602
Apparel	—	459,395	—	459,395
Auto Manufacturers	—	15,689,067	—	15,689,067
Auto Parts & Equipment	—	27,674,335	—	27,674,335
Banks	—	2,832,415	—	2,832,415
Beverages	—	983,779	—	983,779
Biotechnology	—	351,696	—	351,696
Building Materials	—	16,189,851	—	16,189,851
Chemicals	—	19,464,411	—	19,464,411
Commercial Services	—	39,741,200	218,322	39,959,522
Computers	—	6,911,283	—	6,911,283
Cosmetics & Personal Care	—	2,503,825	—	2,503,825
Distribution/Wholesale	—	2,831,781	—	2,831,781
Diversified Financial Services	—	9,071,880	—	9,071,880
Electric	—	10,847,393	—	10,847,393
Electrical Components & Equipment	—	8,532,891	—	8,532,891
Electronics	—	7,667,205	—	7,667,205
Engineering & Construction	—	5,924,559	—	5,924,559
Entertainment	—	18,972,107	—	18,972,107
Environmental Control	—	5,621,403	—	5,621,403
Food	—	13,266,276	—	13,266,276
Food Service	—	1,217,618	—	1,217,618
Gas	—	1,495,974	—	1,495,974
Hand Machine Tools	—	2,791,300	—	2,791,300
Health Care Products	—	9,492,777	—	9,492,777
Health Care Services	—	31,484,448	—	31,484,448
Home Furnishings	—	2,413,991	—	2,413,991
Household Products Wares	—	4,925,407	—	4,925,407
Housewares	—	8,001,561	—	8,001,561
Internet	—	3,567,012	—	3,567,012
Investment Company	—	598,172	—	598,172
Iron & Steel	—	7,006,686	—	7,006,686
Leisure Time	—	11,222,424	—	11,222,424
Lodging	—	10,109,088	—	10,109,088
Machinery Construction & Mining	—	3,543,430	—	3,543,430
Machinery Diversified	—	2,332,826	—	2,332,826
Media	—	82,078,906	—	82,078,906
Mining	—	3,646,759	—	3,646,759
Miscellaneous Manufacturing	—	1,192,984	—	1,192,984
Office Business Equipment	—	679,543	—	679,543
Oil & Gas	—	46,696,398	—	46,696,398
Oil & Gas Services	—	1,822,662	—	1,822,662
Packaging & Containers	—	13,591,366	—	13,591,366
Pharmaceuticals	—	23,398,749	— *	23,398,749
Pipelines	—	33,592,229	—	33,592,229
Real Estate	—	1,095,772	—	1,095,772
Real Estate Investment Trusts	—	14,384,395	—	14,384,395
Retail	—	11,875,465	972,784	12,848,249
Semiconductors	—	8,318,241	—	8,318,241
Software	—	7,115,334	—	7,115,334
Telecommunications	—	32,489,662	—	32,489,662
Transportation	—	1,137,208	—	1,137,208
Loan Agreements	—	40,987,984	1,751,447	42,739,431
LVIP JPMorgan High Yield Fund-22

LVIP JPMorgan High Yield Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$11,119,198	$—	$11,119,198
Common Stock	4,521,046	1,930,513	3,162,243	9,613,802
Preferred Stocks	—	—	2,979,300	2,979,300
Warrant	—	—	— *	—
Money Market Fund	21,300,364	—	—	21,300,364
Mutual Fund	—	—	35,413	35,413
Total Investments	$25,821,410	$676,852,396	$9,119,509	$711,793,315

*	Includes securities that have been valued at zero on the "Statement of Net Assets" that are considered to be Level 3 investments in this table.
For the year ended December 31, 2024, transfers in and out of level 3 were the result of changes in the transparency of market activity (e.g., trades of the Fund’s investments, similar securities of the issuer and/or comparable securities) and observability of certain valuation inputs used by pricing services or the valuation designee, as applicable, in determining fair value. Transfers between levels of the fair value hierarchy are deemed to have occurred at the beginning of the reporting period.
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the year ended December 31, 2024.
Asset Type	Fair Value at December 31, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(a)
Common Stock	$3,162,243	Indicative Market Quote	Broker Quote	$0.25 - $300.00 ($72.97)
		Enterprise Value	Expected Recovery - Terms of Restructuring	$0.00 - $27.59 ($27.59)
Corporate Bonds	$1,191,106	Enterprise Value	Expected Recovery - Terms of Restructuring	$0.00 - $59.69 ($59.69)
		Enterprise Value	Liquidity Discount (c)	10.0% - 25.0% (19.9%)
Loan Agreements	$1,751,447	Enterprise Value	Expected Recovery - Terms of Restructuring	$8.41 - $100.00 ($99.54)
		Market Yield Analysis	Enterprise Value to EBITDA multiple (b)	5.5x (N/A)
Mutual Funds	$35,413	Indicative Market Quote	Broker Quote	$0.625 ($0.625)
Preferred Stocks	$2,979,300	Indicative Market Quote	Broker Quote	$1.033 (N/A)
		Market Yield Analysis	Enterprise Value to EBITDA multiple (b)	8.2x - 8.8x (N/A)
Total	$9,119,509
The table above excludes investments that have been deemed worthless and have been valued at zero as there are no unobservable inputs for these securities.
(a) Unobservable inputs were weighted by the relative fair value of the instruments, where applicable.
(b) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.
(c) Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable,when pricing the investments.
Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to significantly increase or decrease the fair value of the Fund's securities.

LVIP JPMorgan High Yield Fund-23

LVIP JPMorgan High Yield Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balances as of 12/31/2023	Reclassifications	Purchases	Sales	Transfer In	Transfer Out	Accretion/ (amortization)	Net realized gain (loss)	Net change in unrealized appreciation (depreciation)	Balance as of 12/31/24	Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 12/31/24
Common Stock	$4,345,798	$—	$1,487,560	$(683,804)	$—	$(767,143)	$—	$219,574	$(1,439,742)	$3,162,243	$(1,148,407)
Convertible Bond	675,514	—	—	(62)	—	—	—	(64,290)	(611,162)	—	—
Corporate Bonds	—	—	4,732,780	(229,968)	—	—	(172,917)	90,580	(3,229,369)	1,191,106	(3,229,369)
Loan Agreements	2,661,329	—	667,291	(2,367)	—	(1,434,912)	(86)	3	(139,811)	1,751,447	(139,811)
Mutual Fund	—	—	—	—	—	—	—	—	35,413	35,413	35,413
Preferred Stocks	3,084,926	—	—	—	—	—	—	—	(105,626)	2,979,300	(105,626)
Rights	241,795	—	—	(284,214)	—	—	—	284,214	(241,795)	—	—
Warrant	188,347	—	—	—	—	—	—	—	(188,347)	—	(188,347)
Total	$11,197,709	$—	$6,887,631	$(1,200,415)	$—	(2,202,055)$	$(173,003)	$530,081	$(5,920,439)	$9,119,509	$(4,776,147)
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale and straddle loss deferrals, mark-to-market adjustments on certain derivatives and premium amortization adjustments on certain debt instruments.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Year Ended
	12/31/24	12/31/23
Ordinary income	$49,630,768	$29,753,805
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$32,477
Capital loss carryforward	(50,301,049)
Other temporary differences	2
Net unrealized depreciation	(36,789,250)
Distributable earnings/(accumulated loss)	$(87,057,820)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, there were no permanent differences requiring a reclassification.
As of December 31, 2024, the Fund had the following capital loss carryforwards for federal income tax purposes:
Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$474,392	$49,826,657	$50,301,049
LVIP JPMorgan High Yield Fund-24

LVIP JPMorgan High Yield Fund
Notes to Financial Statements (continued)
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/24	12/31/23
Shares sold:
Standard Class	13,299,199	4,616,629
Service Class	3,186,101	3,315,670
Shares reinvested:
Standard Class	3,581,255	2,205,556
Service Class	1,403,017	920,304
	21,469,572	11,058,159
Shares redeemed:
Standard Class	(11,276,437)	(8,441,806)
Service Class	(3,604,825)	(4,814,474)
	(14,881,262)	(13,256,280)
Net increase (decrease)	6,588,310	(2,198,121)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Effective, February 12, 2025, the line of credit was renewed.
The Fund had no amounts outstanding as of December 31, 2024, or at any time during the year.
8. Risk Factors
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
LVIP JPMorgan High Yield Fund-25

LVIP JPMorgan High Yield Fund
Notes to Financial Statements (continued)
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP JPMorgan High Yield Fund-26

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP JPMorgan High Yield Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP JPMorgan High Yield Fund (the “Fund”)(one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP JPMorgan High Yield Fund–27

(b)	The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

At a special shareholder meeting on August 9, 2024, a vote was submitted to shareholders of the LVIP Wellington Capital Growth Fund to approve the merger of the LVIP Wellington Capital Growth Fund into the LVIP American Century Ultra Fund, as follows:

For	Against or Withheld	Abstain	Broker Non-Votes
6,939,250.717	165,393.276	256,036.049	0.000

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Statement of Operations in the Fund’s financial statements lists Directors’ fees paid by the Fund.

Certain officers and trustees of the Fund Complex are also officers or directors of The Lincoln National Life Insurance Company and its affiliates and receive no compensation from the Fund Complex. The Fund Complex pays compensation to unaffiliated trustees.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Lincoln Variable Insurance Products Trust
2024 Board Considerations

34 Lincoln Hedged Nasdaq-100 Fund (Formerly known as Lincoln Nasdaq-100 Buffer Fund Sep)

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with Milliman Financial Risk Management LLC (“Milliman”) (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (the “Fund”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar (“Morningstar”) of Broadridge Financial Solutions, Inc., an independent provider of investment company data, and Milliman, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar, Broadridge and Milliman provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and Milliman, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

The Board considered that the Fund employed a hedged equity strategy, which utilizes a combination of FLEX Options and an LVIP Index Fund to track the performance of an underlying exchange-traded fund. The Board also considered that LNL implemented a fund substitution in June, 2024 to consolidate certain LVIP hedged equity funds into the Fund.1 The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board considered that the Fund has a limited performance history and recently changed its principal investment strategy. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for the one-year period ended March 31, 2024. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the respective Morningstar category. The Board considered that LFI actively monitors the Fund’s performance through quarterly reports and works with the Investment Committee of the Board in analyzing performance issues. The Board noted management’s representation that the Fund was performing as expected.

The Board considered that LFI does not manage the day-to-day investment portfolio of the Fund and has delegated those duties to Milliman. The Board noted the ongoing oversight activities performed by LFI, including review of returns and compliance reviews. The Board concluded that LFI had appropriately monitored the investment sub-advisory services Milliman provides to the Fund.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of the Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an expense limitation through April 30, 2025. The Board noted that the net investment management fee for the Fund was higher than the median net investment management fee of the Morningstar peer group. The Board considered that the Fund’s net expense ratio (plus acquired fund fees and expenses (“AFFE”)) was the same as the median net expense ratio of the Morningstar peer group (including AFFE). In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

[1]	Lincoln Hedged Nasdaq-100 Fund 2, Lincoln Hedged Nasdaq-100 Fund 3 and Lincoln Hedged Nasdaq-100 Fund 4 substituted into Lincoln Hedged Nasdaq-100 Fund.

2

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered the Fund’s asset size and that LFI had implemented an advisory fee waiver on assets up to $50 million and an expense limitation for the Fund through June 21, 2026 and concluded that economies of scale were appropriately shared with investors.

Profitability. The Board also reviewed the estimated profitability of LFI with respect to the Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Milliman Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Milliman on behalf of the Fund, the Board considered the nature, extent and quality of services provided by Milliman under the subadvisory agreement. The Board reviewed the services provided by Milliman, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of Milliman. It also reviewed information provided regarding the structure of portfolio manager compensation, trading practices, risk management and compliance matters.

Performance. With respect to performance, the Board considered that the Fund had a limited performance history and recently changed its investment strategy. The Board also considered that Milliman’s responsibility was to implement the stated investment strategy for the Fund and that traditional measures of performance would not be relevant in assessing Milliman’s implementation of the strategy. The Board also considered a presentation by representatives of Milliman regarding the performance of the Fund. The Board concluded that the services provided by Milliman were satisfactory.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule for Milliman. The Board considered that LFI compensates Milliman from its fees and that the subadvisory fee schedule was negotiated between LFI and Milliman, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding Milliman’s estimated profitability from providing subadvisory services to the Funds. The Board reviewed materials provided by Milliman as to any additional benefits it receives and noted that Milliman indicated that its business in the aggregate derives non-pecuniary benefits from synergies related to conducting risk management programs for clients in large volume, among them trading, operations, compliance and research and that Milliman may receive intangible benefits from association with the Fund, such as favorable publicity in relevant markets.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

3

Lincoln Variable Insurance Products Trust
2024 Board Considerations

Hedged Equity Funds - S&P 500 Funds

29 Lincoln Hedged S&P 500 Fund

(f/k/a S&P 500 Buffer Fund May)

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with Milliman Financial Risk Management LLC (“Milliman”) (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar (“Morningstar”) of Broadridge Financial Solutions, Inc., an independent provider of investment company data, and Milliman, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar, Broadridge and Milliman provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and Milliman, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis, including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

The Board considered that the Fund employed a hedged equity strategy, which utilizes a combination of FLEX Options and an LVIP Index Fund to track the performance of the S&P 500 Price Return Index (the “Underlying Index”). The Board also considered that LNL implemented a fund substitution in June 2024 to consolidate certain LVIP hedged equity funds into the Fund.1 The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board considered that the Fund has a limited performance history and recently changed its principal investment strategy. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for the one-year period ended March 31, 2024. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the Morningstar category. The Board considered that LFI actively monitors the Fund’s performance through quarterly reports and works with the Investment Committee of the Board in analyzing performance issues. The Board noted management’s representation that the Fund was performing as expected.

The Board considered that LFI does not manage the day-to-day investment portfolio of the Fund and has delegated those duties to Milliman. The Board noted the ongoing oversight activities performed by LFI, including review of returns and compliance reviews. The Board concluded that LFI had appropriately monitored the investment sub-advisory services Milliman provided to the Fund.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered the Fund’s asset size and that LFI had implemented an advisory fee waiver and an expense limitation for the Fund through June 21, 2026 and concluded that economies of scale were appropriately shared with investors.

[1]	Lincoln Hedged S&P 500 Fund 2, Lincoln Hedged S&P 500 Fund 3 and Lincoln Hedged S&P 500 Fund 4 substituted into Lincoln Hedged S&P 500 Fund.

2

Profitability. The Board also reviewed the estimated profitability of LFI with respect to each Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund, for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Milliman Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Milliman on behalf of the Fund, the Board considered the nature, extent and quality of services provided by Milliman under the subadvisory agreement. The Board reviewed the services provided by Milliman, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of Milliman. It also reviewed information provided regarding the structure of portfolio manager compensation, trading practices, risk management and compliance matters.

Performance. With respect to performance, the Board considered that the Fund had a limited performance history and recently changed its investment strategy. The Board also considered that Milliman’s responsibility was to implement the stated investment strategy for the Fund and that traditional measures of performance would not be relevant in assessing Milliman’s implementation of the strategy. The Board also considered a presentation by representatives of Milliman regarding the performance of the Fund. The Board concluded that the services provided by Milliman were satisfactory.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule for Milliman. The Board considered that LFI compensates Milliman from its fees and that the subadvisory fee schedule was negotiated between LFI and Milliman, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding Milliman’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by Milliman as to any additional benefits it receives and noted that Milliman indicated that its business in the aggregate derives non-pecuniary benefits from synergies related to conducting risk management programs for clients in large volume, among them trading, operations, compliance and research and that Milliman may receive intangible benefits from association with the Fund, such as favorable publicity in relevant markets.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

3

Lincoln Variable Insurance Products Trust
2024 Board Considerations

Hedged Equity Funds - S&P 500 Funds

30 Lincoln Hedged S&P 500 Conservative Fund

(f/k/a Lincoln S&P 500 Ultra Buffer Fund May)

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with Milliman Financial Risk Management LLC (“Milliman”) (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar (“Morningstar”) of Broadridge Financial Solutions, Inc., an independent provider of investment company data, and Milliman, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar and Milliman provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and Milliman, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis, including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

The Board considered that the Fund employed a hedged equity strategy, which utilizes a combination of FLEX Options and an LVIP Index Fund to track the performance of the S&P 500 Price Return Index (the “Underlying Index”). The Board also considered that LNL implemented a fund substitution in June 2024 to consolidate certain LVIP hedged equity funds into the Fund.1 The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board considered that the Fund has a limited performance history and recently changed its principal investment strategy. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for the one-year period ended March 31, 2024. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the Morningstar category. The Board considered that LFI actively monitors the Fund’s performance through quarterly reports and works with the Investment Committee of the Board in analyzing performance issues. The Board noted management’s representation that the Fund was performing as expected.

The Board considered that LFI does not manage the day-to-day investment portfolio of the Fund and has delegated those duties to Milliman. The Board noted the ongoing oversight activities performed by LFI, including review of returns and compliance reviews. The Board concluded that LFI had appropriately monitored the investment sub-advisory services Milliman provided to the Fund.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered the Fund’s asset size and that LFI had implemented an advisory fee waiver and an expense limitation for the Fund through June 21, 2026 and concluded that economies of scale were appropriately shared with investors.

[1]	Lincoln Hedged S&P 500 Conservative Fund 2, Lincoln Hedged S&P 500 Conservative Fund 3 and Lincoln Hedged S&P 500 Conservative Fund 4 substituted into Lincoln Hedged S&P 500 Conservative Fund.

2

Profitability. The Board also reviewed the estimated profitability of LFI with respect to each Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund, for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Milliman Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Milliman on behalf of the Fund, the Board considered the nature, extent and quality of services provided by Milliman under the subadvisory agreement. The Board reviewed the services provided by Milliman, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of Milliman. It also reviewed information provided regarding the structure of portfolio manager compensation, trading practices, risk management and compliance matters.

Performance. With respect to performance, the Board considered that the Fund had a limited performance history and recently changed its investment strategy. The Board also considered that Milliman’s responsibility was to implement the stated investment strategy for the Fund and that traditional measures of performance would not be relevant in assessing Milliman’s implementation of the strategy. The Board also considered a presentation by representatives of Milliman regarding the performance of the Fund. The Board concluded that the services provided by Milliman were satisfactory.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule for Milliman. The Board considered that LFI compensates Milliman from its fees and that the subadvisory fee schedule was negotiated between LFI and Milliman, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding Milliman’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by Milliman as to any additional benefits it receives and noted that Milliman indicated that its business in the aggregate derives non-pecuniary benefits from synergies related to conducting risk management programs for clients in large volume, among them trading, operations, compliance and research and that Milliman may receive intangible benefits from association with the Fund, such as favorable publicity in relevant markets.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

3

Lincoln Variable Insurance Products Trust
2024 BOARD CONSIDERATIONS

Managed Risk Funds

11 LVIP Global Aggressive Growth Allocation Managed Risk Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with Milliman Financial Risk Management LLC (“Milliman”) (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar (“Morningstar”) of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data and Milliman, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar, Broadridge and Milliman provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and Milliman, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement.

The Board considered that the Fund is managed with a risk management strategy using up to 20% of the Fund’s net assets (the “Risk-Management Sleeve”) and that at least 80% of the Fund’s net assets are invested in an underlying fund or funds (the “Underlying Sleeve”). The Board considered that the risk management strategy was designed to stabilize overall portfolio volatility (that is, variance in the Fund’s investment returns) and reduce the downside exposure of the Fund during significant market downturns by selling (short) (i.e., hedging) positions in exchange-traded futures contracts. The Board considered that the Fund’s investments in exchange-traded futures and the resulting costs limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by each of (i) Broadridge comparing the performance of the Fund to a managed volatility fund peer group and risk controlled benchmark; and (ii) Morningstar comparing the performance of the Fund’s Underlying Sleeve to the performance of funds in a peer group of a Morningstar category underlying variable insurance products (each a “Morningstar peer group”) and a benchmark index for the one-, three- and five-year periods, as applicable, ended March 31, 2024. The Board considered complex-wide information provided by Broadridge that assessed the overall LVIP Managed Risk Fund returns compared to the aggregate returns of managed volatility funds from variable annuity sponsors and risk control benchmarks and peer group performance information provided by Broadridge. The Board also considered an impact analysis provided by LFI of the overlay/cash positions on the overall portfolio performance.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a custom benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of the volatility management strategy. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI has delegated day-to-day portfolio management of the Fund's Risk-Management Sleeve to Milliman and noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis and monitoring the implementation of the risk management overlay model. The Board also considered presentations made by LFI management and Milliman dedicated to an overview of the Fund and implementation of the model. The Board concluded that LFI had appropriately reviewed and monitored Milliman’s performance.

2

The Board reviewed the performance of the Fund. In its review, the Board considered the total return and standard deviation data provided by Broadridge comparing the performance of the Fund to a managed volatility fund peer group and risk controlled benchmark and Morningstar comparing the performance of the Fund’s Underlying Sleeve to peer group information of funds included in the Morningstar Moderately Aggressive Allocation funds category and the Fund’s custom benchmark index, the Global Aggressive Growth Blended Composite. The Board also considered the actions that management is undertaking in an effort to improve the performance of the Risk Managed Sleeve. The Board concluded that the services provided by LFI were satisfactory.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee of the Fund was higher than the median net investment management fee of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that LFI had implemented a partial advisory fee waiver and expense limitation for the Fund through April 30, 2025. The Board concluded that economies of scale were appropriately shared with investors.

Profitability. The Board also reviewed the estimated profitability of LFI with respect to the Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Risk-Management Sleeve - Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Milliman on behalf of the Fund, the Board considered the nature, extent and quality of services provided by Milliman under the subadvisory agreement. The Board reviewed the services provided by Milliman, the background of the investment professionals servicing the Fund and the reputation, resources and subadvisory experience of Milliman. It also reviewed information provided regarding the structure of portfolio manager compensation, trading practices, risk management and compliance matters.

3

Performance. The Board considered that Milliman’s responsibility was to implement trading based on the managed risk model and that traditional measures of performance would not be relevant in assessing Milliman’s implementation of the model. The Board also considered a presentation by representatives of Milliman regarding the performance of the Funds subadvised by Milliman as well as presentations made by LFI management dedicated to analysis of the Risk-Management Sleeve. The Board concluded that the services provided by Milliman were satisfactory.

Subadvisory Fee and Economies of Scale. The Board considered the subadvisory fee schedule for Milliman. The Board considered that LFI compensates Milliman from its fees and that the subadvisory fee schedule was negotiated between LFI and Milliman, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding Milliman’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by Milliman as to any additional benefits it receives and noted that Milliman indicated that its business in the aggregate derives non-pecuniary benefits from synergies related to conducting risk management programs for clients in large volume, among them trading, operations, compliance and research and that Milliman may receive intangible benefits from association with the Fund, such as favorable publicity in relevant markets.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

4

Lincoln Variable Insurance Products Trust
2024 BOARD CONSIDERATIONS

Managed Risk Funds

10 LVIP U.S. Aggressive Growth Allocation Managed Risk Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with Milliman Financial Risk Management LLC (“Milliman”) (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar (“Morningstar”) of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data and Milliman, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar, Broadridge and Milliman provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and Milliman, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement.

The Board considered that the Fund is managed with a risk management strategy using up to 20% of the Fund’s net assets (the “Risk-Management Sleeve”) and that at least 80% of the Fund’s net assets are invested in an underlying fund or funds (the “Underlying Sleeve”). The Board considered that the risk management strategy was designed to stabilize overall portfolio volatility (that is, variance in the Fund’s investment returns) and reduce the downside exposure of the Fund during significant market downturns by selling (short) (i.e., hedging) positions in exchange-traded futures contracts. The Board considered that the Fund’s investments in exchange-traded futures and the resulting costs limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by each of (i) Broadridge comparing the performance of the Fund to a managed volatility fund peer group and risk controlled benchmark; and (ii) Morningstar comparing the performance of the Fund’s Underlying Sleeve to the performance of funds in a peer group of a Morningstar category underlying variable insurance products (each a “Morningstar peer group”) and a benchmark index for the one-, three- and five-year periods, as applicable, ended March 31, 2024. The Board considered complex-wide information provided by Broadridge that assessed the overall LVIP Managed Risk Fund returns compared to the aggregate returns of managed volatility funds from variable annuity sponsors and risk control benchmarks and peer group performance information provided by Broadridge. The Board also considered an impact analysis provided by LFI of the overlay/cash positions on the overall portfolio performance.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a custom benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of the volatility management strategy. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI has delegated day-to-day portfolio management of the Fund's Risk-Management Sleeve to Milliman and noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis and monitoring the implementation of the risk management overlay model. The Board also considered presentations made by LFI management and Milliman dedicated to an overview of the Fund and implementation of the model. The Board concluded that LFI had appropriately reviewed and monitored Milliman’s performance.

2

The Board reviewed the performance of the Fund. In its review, the Board considered the total return and standard deviation data provided by Broadridge comparing the performance of the Fund to a managed volatility fund peer group and risk controlled benchmark and Morningstar comparing the performance of the Fund’s Underlying Sleeve to peer group information of funds included in the Morningstar Moderately Aggressive Allocation funds category and the Fund’s custom benchmark index, the U.S. Aggressive Growth Blended Composite. The Board concluded that the services provided by LFI were satisfactory.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee of the Fund was higher than the median net investment management fee of the Morningstar peer group. The Board also considered that the Fund’s net expense ratio (plus acquired fund fees and expenses (“AFFE”)) was the same as the median net expense ratio (including AFFE) of the Morningstar peer group In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that LFI had implemented a partial advisory fee waiver and expense limitation for the Fund through April 30, 2025. The Board concluded that economies of scale were appropriately shared with investors.

Profitability. The Board also reviewed the estimated profitability of LFI with respect to the Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Risk-Management Sleeve - Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Milliman on behalf of the Fund, the Board considered the nature, extent and quality of services provided by Milliman under the subadvisory agreement. The Board reviewed the services provided by Milliman, the background of the investment professionals servicing the Fund and the reputation, resources and subadvisory experience of Milliman. It also reviewed information provided regarding the structure of portfolio manager compensation, trading practices, risk management and compliance matters.

3

Performance. The Board considered that Milliman’s responsibility was to implement trading based on the managed risk model and that traditional measures of performance would not be relevant in assessing Milliman’s implementation of the model. The Board also considered a presentation by representatives of Milliman regarding the performance of the Funds subadvised by Milliman as well as presentations made by LFI management dedicated to analysis of the Risk-Management Sleeve. The Board concluded that the services provided by Milliman were satisfactory.

Subadvisory Fee and Economies of Scale. The Board considered the subadvisory fee schedule for Milliman. The Board considered that LFI compensates Milliman from its fees and that the subadvisory fee schedule was negotiated between LFI and Milliman, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding Milliman’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by Milliman as to any additional benefits it receives and noted that Milliman indicated that its business in the aggregate derives non-pecuniary benefits from synergies related to conducting risk management programs for clients in large volume, among them trading, operations, compliance and research and that Milliman may receive intangible benefits from association with the Fund, such as favorable publicity in relevant markets.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

4

Lincoln Variable Insurance Products Trust
2024 Board Considerations

Equity
Subadvised Funds

69 LVIP AllianceBernstein Large Cap Growth Fund (formerly LVIP T. Rowe Price Growth Stock Fund)

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with the subadviser (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data, and the subadviser, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar and the subadviser provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and the subadviser, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources and LFI’s criteria for review of a subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the respective Morningstar category.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of portfolio construction. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI does not manage the day-to-day investment portfolio of the Fund and has delegated those duties to unaffiliated subadvisers responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis, oversight of brokerage execution quality and compliance reviews. The Board concluded that LFI had appropriately reviewed and monitored the subadviser’s investment performance.

The Board considered that, effective April 5, 2024, AllianceBernstein serves as the Fund’s investment subadviser and T. Rowe Price subadvises the Private Placement sleeve of the Fund.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver through April 30, 2025. The Board noted that the net investment management fee, giving effect to the advisory fee waiver, was lower than the median net investment management fee of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee, coupled with the advisory fee waiver, was reasonable.

2

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had breakpoints in the investment management fee schedule and that LFI had implemented an advisory fee waiver for the Fund through April 30, 2025. The Board concluded that economies of scale were appropriately shared with investors.

Profitability. The Board also reviewed the estimated profitability of LFI with respect to the Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Subadvisory Agreement

Nature, Extent and Quality of Services and Performance. In considering the renewal of the subadvisory agreement between LFI and T. Rowe Price Associates, Inc. (“T. Rowe”) on behalf of the LVIP AllianceBernstein Large Cap Growth Fund, the Board considered the nature, extent and quality of services provided by T. Rowe under the subadvisory agreement for the Private Placement sleeve of the Fund. The Board considered that, since April 2024, AllianceBernstein serves as the Fund’s primary investment subadviser.

Subadvisory Fee and Economies of Scale. The Board considered that T. Rowe subadvises the Private Placement Sleeve of the Fund for an annual fixed fee. The Board considered that LFI compensates T. Rowe from its fees and that the subadvisory fee schedule for the Fund was negotiated between LFI and T. Rowe, an unaffiliated third party. The Board concluded that the subadvisory fees for the Fund were reasonable.

Profitability and Fallout Benefits. With respect to profitability, the Board considered that the subadvisory fee schedule was negotiated between LFI and T. Rowe, an unaffiliated third party, and that LFI compensates T. Rowe from its fees. The Board reviewed materials provided by T. Rowe as to any additional benefits it receives and considered other benefits to T. Rowe, such as including the Fund’s assets in its assets under management.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

3

Lincoln Variable Insurance Products Trust
2024 board considerations

Multi-Asset
Fund of Funds

42 LVIP American Balanced Allocation Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) (the “Advisory Agreement”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”) and Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management agreements and the factors they should consider in evaluating such agreements. LFI, LNL and Morningstar provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund and LFI, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreement. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreement, the Board had received sufficient information to approve the Advisory Agreement for the Fund. In considering the renewal of the Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis, including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding the structure of portfolio manager compensation and compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the Morningstar category.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the performance of the underlying funds. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreement.

The Board reviewed the Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Moderate Allocation funds category and a custom index (Balanced Allocation Composite). The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and the custom index for the one-, three- and ten-year periods and above the return of the Morningstar peer group median and below the return of the custom index for the five-year period. The Board noted LFI’s comments that the Fund’s underperformance relative to the benchmark was primarily due to the value bias of an underlying investment given that value underperformed core and growth styles during the one-, three- and five-year periods. The Board noted LFI’s view that the Fund has performed in line with LFI’s expectations and market conditions. The Board concluded that the services provided by LFI were satisfactory.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver for the Fund through April 30, 2025. The Board noted that the net investment management fee for the Fund was higher than the median net investment management fee of the Fund’s Morningstar peer group and that the net expense ratio (plus acquired fund fees and expenses (“AFFE”)) for the Fund was lower than the net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee, coupled with the advisory fee waiver, was reasonable.

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Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that LFI had implemented an advisory fee waiver for the Fund through April 30, 2025. The Board concluded that economies of scale were appropriately shared with investors.

Profitability. The Board also reviewed the estimated profitability of LFI with respect to each Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund, for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement for the Fund are fair and reasonable, and that the continuation of the Advisory Agreement is in the best interests of the Fund.

3

Lincoln Variable Insurance Products Trust
2024 board considerations

Multi-Asset
Fund of Funds

44 LVIP American Income Allocation Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) (the “Advisory Agreement”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”) and Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management agreements and the factors they should consider in evaluating such agreements. LFI, LNL and Morningstar provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund and LFI, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreement. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreement, the Board had received sufficient information to approve the Advisory Agreement for the Fund. In considering the renewal of the Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis, including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding the structure of portfolio manager compensation and compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the Morningstar category.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the performance of the underlying funds. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreement.

The Board reviewed the Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Moderately Conservative Allocation funds category and a custom index (Income Allocation Composite). The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and the custom index for the one-year period and above the return of the Morningstar peer group median and below the return of the custom index for the three-, five- and ten-year periods. The Board concluded that the services provided by LFI were satisfactory.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver for the Fund through April 30, 2025. The Board noted that the net investment management fee for the Fund, giving effect to the advisory fee waiver, was the same as the median net investment management fee of the Fund’s Morningstar peer group and that the net expense ratio (plus acquired fund fees and expenses (“AFFE”)) for the Fund was lower than the net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee, coupled with the advisory fee waiver, was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that LFI had implemented an advisory fee waiver for the Fund through April 30, 2025. The Board concluded that economies of scale were appropriately shared with investors.

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Profitability. The Board also reviewed the estimated profitability of LFI with respect to each Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund, for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement for the Fund are fair and reasonable, and that the continuation of the Advisory Agreement is in the best interests of the Fund.

3

Lincoln Variable Insurance Products Trust
2024 board considerations

Multi-Asset
Fund of Funds

43 LVIP American Growth Allocation Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) (the “Advisory Agreement”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”) and Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management agreements and the factors they should consider in evaluating such agreements. LFI, LNL and Morningstar provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund and LFI, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreement. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreement, the Board had received sufficient information to approve the Advisory Agreement for the Fund. In considering the renewal of the Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis, including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding the structure of portfolio manager compensation and compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the Morningstar category.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the performance of the underlying funds. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreement.

The Board reviewed the Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Moderate Allocation funds category and a custom index (Growth Allocation Composite). The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and below the return of the custom index for the one-, three-, five- and ten-year periods. The Board concluded that the services provided by LFI were satisfactory.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver for the Fund through April 30, 2025. The Board noted that the net investment management fee for the Fund was higher than the median net investment management fee of the Fund’s Morningstar peer group and that the net expense ratio (plus acquired fund fees and expenses (“AFFE”)) for the Fund was lower than the net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee, coupled with the advisory fee waiver, was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that LFI had implemented an advisory fee waiver for the Fund through April 30, 2025. The Board concluded that economies of scale were appropriately shared with investors.

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Profitability. The Board also reviewed the estimated profitability of LFI with respect to each Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund, for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement for the Fund are fair and reasonable, and that the continuation of the Advisory Agreement is in the best interests of the Fund.

3

Lincoln Variable Insurance Products Trust

2024 board considerations

Subadvised Managed Volatility Funds

20 LVIP American Century Select Mid Cap Managed Volatility Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with the subadviser (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar (“Morningstar”), of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, and the subadviser, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar, Broadridge and the subadviser provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and the subadviser, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources and LFI’s criteria for review of a subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement.

The Board considered that the Fund is managed with a managed volatility overlay using up to 20% of a Fund’s net assets (the “Managed Volatility Sleeve”). The managed volatility strategy consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility and seeks to reduce the impact on a Fund’s portfolio of significant market downturns during periods of high volatility. The remaining 80-100% of the Fund’s net assets is managed by a subadviser according to the investment mandate (the “Underlying Sleeve”). The Board considered that the Fund’s investments in exchange-traded futures and the resulting costs limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by each of (i) Broadridge comparing the performance of the Fund to a managed volatility fund peer group and risk controlled benchmark; and (ii) Morningstar comparing the performance of the Fund’s Underlying Sleeve to the performance of funds in a peer group of a Morningstar category underlying variable insurance products (each a “Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board considered complex-wide information provided by Broadridge that assessed the overall LVIP Managed Volatility Fund returns compared to the aggregate returns of managed volatility funds from variable annuity sponsors and risk control benchmarks and peer group performance information by Broadridge. The Board also considered an impact analysis provided by LFI of the overlay cash positions on the overall portfolio performance.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of the volatility management strategy. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI has delegated day-to-day portfolio management of the Managed Volatility Sleeve to Schroder Investment Management North America Inc. (“SIMNA”) and noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis and monitoring the implementation of the volatility management overlay model. The Board also considered presentations made by LFI management and SIMNA dedicated to an overview of the Fund and analysis of the Managed Volatility Sleeve. The Board concluded that LFI had appropriately reviewed and monitored SIMNA’s performance.

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The Board considered that LFI has delegated the day-to-day investment management of the Underlying Sleeve to unaffiliated subadvisers responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis and compliance reviews. The Board concluded that LFI had appropriately reviewed and monitored the subadviser’s investment performance.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver through April 30, 2025. The Board noted that the net investment management fee, giving effect to the advisory fee waiver, was lower than the median net investment management fee of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee, coupled with the advisory fee waiver, was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that LFI had implemented an advisory fee waiver for the Fund through April 30, 2025 and concluded that economies of scale were appropriately shared with investors.

Profitability. The Board also reviewed the estimated profitability of LFI with respect to the Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Managed Volatility Sleeve - Subadvisory and Sub-Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and SIMNA on behalf of the Fund, the Board considered the nature, extent and quality of services provided by SIMNA under the subadvisory agreement. The Board reviewed the services provided by SIMNA, the background of the investment professionals servicing the Fund and the reputation, resources and subadvisory experience of SIMNA. The Board considered that SIMNA uses an affiliated investment adviser, SIMNA Ltd., as sub-subadviser, in connection with the subadvisory services provided to the Fund. The Board also reviewed information provided regarding the structure of portfolio manager compensation, trading practices, risk management and compliance matters.

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Performance. The Board considered that SIMNA’s responsibility was to implement the volatility control strategy and that traditional measures of performance would not be relevant in assessing SIMNA’s implementation of the strategy. The Board also considered that the strategy is intended to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. The Board also considered a presentation by representatives of SIMNA regarding the performance of the Funds subadvised by SIMNA as well as presentations made by LFI management dedicated to analysis of the Managed Volatility Sleeve. The Board concluded that the services provided by SIMNA were satisfactory.

Subadvisory Fee and Economies of Scale. The Board considered the subadvisory fee schedule for SIMNA. The Board considered that LFI compensates SIMNA from its fees and that the subadvisory fee schedule was negotiated between LFI and SIMNA, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding SIMNA’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by SIMNA as to any additional benefits it would receive and noted SIMNA’s statement that the engagement may attract broker-dealers or investment advisers who may offer SIMNA the opportunity to participate in other lines of business, such as subadvisory, separate account wrap programs or model manager programs.

Underlying Sleeve - Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and American Century Investment Management, Inc. (“American Century”) on behalf of the Fund, the Board considered the nature, extent and quality of services provided by American Century under the subadvisory agreement. The Board reviewed the services provided by American Century, the background of the investment professionals servicing the Fund, and the reputation, resources and investment approach of American Century. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board considered that the subadviser manages the Underlying Sleeve. In its review of performance, the Board considered the total return, standard deviation and Sharpe ratio data provided by Morningstar comparing the performance of the Underlying Sleeve of the Fund to a peer group of funds in the Morningstar Mid-Cap Value funds category and the Russell Mid Cap Value Total Return USD Index. The Board concluded that the services provided by American Century were satisfactory.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedules, which include breakpoints, and the fees charged to other clients advised by American Century. The Board considered that LFI compensates American Century from its fees and that the subadvisory fee schedules for the Fund were negotiated between LFI and American Century, which is unaffiliated with LFI. The Board concluded that the subadvisory fees were reasonable.

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Profitability and Fallout Benefits. With respect to profitability, the Board considered that the subadvisory fee schedules were negotiated between LFI and American Century, which is unaffiliated with LFI, and that LFI compensates American Century from its fees. The Board reviewed materials provided by American Century as to any additional benefits it receives and noted American Century’s statement that its relationship with the Fund may enhance its name recognition in the investment community and may enhance its ability to obtain research from broker-dealers or obtaining research with soft dollars.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

5

Lincoln Variable Insurance Products Trust
2024 BOARD CONSIDERATIONS

Master – Feeder Funds

87 LVIP Global Growth Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) (the “Advisory Agreement”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”) and Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management agreements and the factors they should consider in evaluating such agreements. LFI, LNL and Morningstar provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund and LFI, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreement. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreement, the Board had received sufficient information to approve the Advisory Agreement for the Fund. In considering the renewal of the Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis, including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding the structure of portfolio manager compensation and compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement.

The Board considered that the LVIP American Global Growth Fund invests all of its assets in a master fund offered as a series of American Funds Insurance Series (“AFIS”). The Board considered that LFI monitors the performance of the master fund for the Fund, and has certain compliance and investment oversight responsibilities with respect to the master-feeder arrangements. Since Capital Research and Management Company is the adviser responsible for the day-to-day portfolio management of the assets of the AFIS master fund, the Board considered Capital Research and Management Company’s investment management reputation. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the Service II class of the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the respective Morningstar category.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the performance of the underlying funds. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreement.

The Board reviewed the LVIP American Global Growth Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Global Large-Stock Growth funds category and the MSCI ACWI NR USD Index. The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and above the return of the benchmark index for the one-year period, below the returns of the Morningstar peer group median and the benchmark index for the three-year period and above the returns of the Morningstar peer group median and the benchmark index for the five- and ten-year periods. The Board concluded that the services provided by LFI were satisfactory.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. Because the Fund invests its assets in a master fund, LFI has agreed not to charge a management fee to the Fund, unless it is no longer invested in a registered investment company. The Fund incurs as an expense the management fee charged by the AFIS master fund, as disclosed in the relevant underlying fund’s prospectus. The Board considered that LFI charged no management fee conditioned on the master-feeder relationships for the Fund. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

2

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that LFI did not currently charge the Fund a management fee conditioned on the master-feeder relationship. The Board concluded that economies of scale were appropriately shared with investors.

Profitability. The Board also reviewed the estimated profitability of LFI with respect to each Fund individually and the Funds overall and noted that LFI does not currently charge the Fund a management fee, and therefore concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class II shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement for the Fund are fair and reasonable, and that the continuation of the Advisory Agreement is in the best interests of the Fund.

3

Lincoln Variable Insurance Products Trust
2024 BOARD CONSIDERATIONS

Master – Feeder Funds

88 LVIP American Global Small Capitalization Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) (the “Advisory Agreement”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”) and Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management agreements and the factors they should consider in evaluating such agreements. LFI, LNL and Morningstar provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund and LFI, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreement. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreement, the Board had received sufficient information to approve the Advisory Agreement for the Fund. In considering the renewal of the Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis, including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding the structure of portfolio manager compensation and compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement.

The Board considered that the Fund invests all of its assets in a master fund offered as a series of American Funds Insurance Series (“AFIS”). The Board considered that LFI monitors the performance of the master fund for the Fund, and has certain compliance and investment oversight responsibilities with respect to the master-feeder arrangements. Since Capital Research and Management Company is the adviser responsible for the day-to-day portfolio management of the assets of the AFIS master fund, the Board considered Capital Research and Management Company’s investment management reputation. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the Service II class of the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the respective Morningstar category.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the performance of the underlying funds. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreement.

The Board reviewed the Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Global Small/Mid Stock funds category and the MSCI ACWI Small NR USD Index. The Board noted that the Fund’s total return was below the returns of the Morningstar peer group median and the benchmark index for the one-, three- and five-year periods, and the same as the return of the Morningstar peer group median and below the return of the benchmark index for the ten-year period. The Board considered LFI’s view that underperformance for the one-, three- and five-year periods was driven by negative security selection within the Healthcare, Industrials and Information Technology sectors. The Board considered the actions that management is expected to take with respect to the future of the Fund. The Board concluded that the services provided by LFI were satisfactory.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. Because the Fund invests its assets in a master fund, LFI has agreed not to charge a management fee to the Fund, unless it is no longer invested in a registered investment company. The Fund incurs as an expense the management fee charged by the AFIS master fund, as disclosed in the relevant underlying fund’s prospectus. The Board considered that LFI charged no management fee conditioned on the master-feeder relationships for the Fund. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

2

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that LFI did not currently charge the Fund a management fee conditioned on the master-feeder relationship and that LFI had implemented an operating expense limitation for the Fund through April 30, 2025. The Board concluded that economies of scale were appropriately shared with investors.

Profitability. The Board also reviewed the estimated profitability of LFI with respect to each Fund individually and the Funds overall and noted that LFI does not currently charge the Fund a management fee, and therefore concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class II shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement for the Fund are fair and reasonable, and that the continuation of the Advisory Agreement is in the best interests of the Fund.

3

Lincoln Variable Insurance Products Trust
2024 BOARD CONSIDERATIONS

Master – Feeder Funds

59 LVIP American Growth Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) (the “Advisory Agreement”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”) and Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management agreements and the factors they should consider in evaluating such agreements. LFI, LNL and Morningstar provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund and LFI, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreement. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreement, the Board had received sufficient information to approve the Advisory Agreement for the Fund. In considering the renewal of the Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis, including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding the structure of portfolio manager compensation and compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement.

The Board considered that the Fund invests all of its assets in a master fund offered as a series of American Funds Insurance Series (“AFIS”). The Board considered that LFI monitors the performance of the master fund for the Fund, and has certain compliance and investment oversight responsibilities with respect to the master-feeder arrangements. Since Capital Research and Management Company is the adviser responsible for the day-to-day portfolio management of the assets of the AFIS master fund, the Board considered Capital Research and Management Company’s investment management reputation. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the Service II class of the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the respective Morningstar category.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the performance of the underlying funds. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreement.

The Board reviewed the Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Large Growth funds category and the S&P 500 Total Return USD Index. The Board noted that the Fund’s total return was above the returns of the Morningstar peer group median and the benchmark index for the one-, five- and ten-year periods and below the return of the Morningstar peer group median and the benchmark index for the three-year period. The Board noted that LFI believes that the Fund has the ability to meet its performance objective going forward. The Board concluded that the services provided by LFI were satisfactory.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. Because the Fund invests its assets in a master fund, LFI has agreed not to charge a management fee to the Fund, unless it is no longer invested in a registered investment company. The Fund incurs as an expense the management fee charged by the AFIS master fund, as disclosed in the relevant underlying fund’s prospectus. The Board considered that LFI charged no management fee conditioned on the master-feeder relationships for the Fund. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

2

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that LFI did not currently charge the Fund a management fee conditioned on the master-feeder relationship. The Board concluded that economies of scale were appropriately shared with investors.

Profitability. The Board also reviewed the estimated profitability of LFI with respect to each Fund individually and the Funds overall and noted that LFI does not currently charge the Fund a management fee, and therefore concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class II shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement for the Fund are fair and reasonable, and that the continuation of the Advisory Agreement is in the best interests of the Fund.

3

Lincoln Variable Insurance Products Trust
2024 BOARD CONSIDERATIONS

Master – Feeder Funds

60 LVIP American Growth-Income Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) (the “Advisory Agreement”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”) and Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management agreements and the factors they should consider in evaluating such agreements. LFI, LNL and Morningstar provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund and LFI, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreement. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreement, the Board had received sufficient information to approve the Advisory Agreement for the Fund. In considering the renewal of the Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis, including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding the structure of portfolio manager compensation and compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement.

The Board considered that the Fund invests all of its assets in a master fund offered as a series of American Funds Insurance Series (“AFIS”). The Board considered that LFI monitors the performance of the master fund for the Fund, and has certain compliance and investment oversight responsibilities with respect to the master-feeder arrangements. Since Capital Research and Management Company is the adviser responsible for the day-to-day portfolio management of the assets of the AFIS master fund, the Board considered Capital Research and Management Company’s investment management reputation. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the Service II class of the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the respective Morningstar category.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the performance of the underlying funds. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreement.

The Board reviewed the Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Large Blend funds category and the S&P 500 Total Return USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and the benchmark index for the one-year period, below the returns of the Morningstar peer group median and the benchmark index for the three- and five-year periods and the same as the return of the Morningstar peer group median and below the return of the benchmark index for the ten-year period. The Board considered LFI’s view that underperformance for the three- and five-year periods was due primarily to sector allocation decisions, negative security selection within and underweight allocation to the Information Technology sector, as well as an overweight allocation to cash. The Board noted that LFI believes that the Fund has the ability to meet its performance objective going forward. The Board concluded that the services provided by LFI were satisfactory.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. Because the Fund invests its assets in a master fund, LFI has agreed not to charge a management fee to the Fund, unless it is no longer invested in a registered investment company. The Fund incurs as an expense the management fee charged by the AFIS master fund, as disclosed in the relevant underlying fund’s prospectus. The Board considered that LFI charged no management fee conditioned on the master-feeder relationships for the Fund. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

2

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that LFI did not currently charge the Fund a management fee conditioned on the master-feeder relationship. The Board concluded that economies of scale were appropriately shared with investors.

Profitability. The Board also reviewed the estimated profitability of LFI with respect to each Fund individually and the Funds overall and noted that LFI does not currently charge the Fund a management fee, and therefore concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class II shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement for the Fund are fair and reasonable, and that the continuation of the Advisory Agreement is in the best interests of the Fund.

3

Lincoln Variable Insurance Products Trust
2024 BOARD CONSIDERATIONS

Master – Feeder Funds

86 LVIP American International Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) (the “Advisory Agreement”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”) and Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management agreements and the factors they should consider in evaluating such agreements. LFI, LNL and Morningstar provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund and LFI, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreement. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreement, the Board had received sufficient information to approve the Advisory Agreement for the Fund. In considering the renewal of the Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis, including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding the structure of portfolio manager compensation and compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement.

The Board considered that the Fund invests all of its assets in a master fund offered as a series of American Funds Insurance Series (“AFIS”). The Board considered that LFI monitors the performance of the master fund for the Fund, and has certain compliance and investment oversight responsibilities with respect to the master-feeder arrangements. Since Capital Research and Management Company is the adviser responsible for the day-to-day portfolio management of the assets of the AFIS master fund, the Board considered Capital Research and Management Company’s investment management reputation. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the Service II class of the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the respective Morningstar category.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the performance of the underlying funds. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreement.

The Board reviewed the Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Foreign Large Growth funds category and the MSCI ACWI Ex USA NR USD Index. The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and the benchmark index for the one-, three-, five- and ten-year periods. The Board considered LFI’s view that underperformance for the one-year period was driven by negative security selection in the Communication Services, Healthcare and Materials sectors and that underperformance for the three- and five-year periods was driven by negative security selection in the Financials and Healthcare sectors. The Board noted LFI’s view that performance was consistent with expectations for a non-US equity fund with a large-cap orientation, growth bias and meaningful emerging market exposure. The Board concluded that the services provided by LFI were satisfactory.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. Because the Fund invests its assets in a master fund, LFI has agreed not to charge a management fee to the Fund, unless it is no longer invested in a registered investment company. The Fund incurs as an expense the management fee charged by the AFIS master fund, as disclosed in the relevant underlying fund’s prospectus. The Board considered that LFI charged no management fee conditioned on the master-feeder relationships for the Fund. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

2

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that LFI did not currently charge the Fund a management fee conditioned on the master-feeder relationship. The Board concluded that economies of scale were appropriately shared with investors.

Profitability. The Board also reviewed the estimated profitability of LFI with respect to each Fund individually and the Funds overall and noted that LFI does not currently charge the Fund a management fee, and therefore concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class II shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement for the Fund are fair and reasonable, and that the continuation of the Advisory Agreement is in the best interests of the Fund.

3

Lincoln Variable Insurance Products Trust
2024 BOARD CONSIDERATIONS

Managed Risk Funds

5 LVIP American Global Balanced Allocation Managed Risk Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with Milliman Financial Risk Management LLC (“Milliman”) (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar (“Morningstar”) of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data and Milliman, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar, Broadridge and Milliman provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and Milliman, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement.

The Board considered that the Fund is managed with a risk management strategy using up to 20% of the Fund’s net assets (the “Risk-Management Sleeve”) and that at least 80% of the Fund’s net assets are invested in an underlying fund or funds (the “Underlying Sleeve”). The Board considered that the risk management strategy was designed to stabilize overall portfolio volatility (that is, variance in the Fund’s investment returns) and reduce the downside exposure of the Fund during significant market downturns by selling (short) (i.e., hedging) positions in exchange-traded futures contracts. The Board considered that the Fund’s investments in exchange-traded futures and the resulting costs limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by each of (i) Broadridge comparing the performance of the Fund to a managed volatility fund peer group and risk controlled benchmark; and (ii) Morningstar comparing the performance of the Fund’s Underlying Sleeve to the performance of funds in a peer group of a Morningstar category underlying variable insurance products (each a “Morningstar peer group”) and a benchmark index for the one-, three- and five-year periods, as applicable, ended March 31, 2024. The Board considered complex-wide information provided by Broadridge that assessed the overall LVIP Managed Risk Fund returns compared to the aggregate returns of managed volatility funds from variable annuity sponsors and risk control benchmarks and peer group performance information provided by Broadridge. The Board also considered an impact analysis provided by LFI of the overlay/cash positions on the overall portfolio performance.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a custom benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of the volatility management strategy. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI has delegated day-to-day portfolio management of the Fund's Risk-Management Sleeve to Milliman and noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis and monitoring the implementation of the risk management overlay model. The Board also considered presentations made by LFI management and Milliman dedicated to an overview of the Fund and implementation of the model. The Board concluded that LFI had appropriately reviewed and monitored Milliman’s performance.

2

The Board reviewed the performance of the Fund. In its review, the Board considered the total return and standard deviation data provided by Broadridge comparing the performance of the Fund to a managed volatility fund peer group and risk controlled benchmark and Morningstar comparing the performance of the Fund’s Underlying Sleeve to peer group information of funds included in the Morningstar Moderately Conservative Allocation funds category and the Fund’s custom benchmark index, the Balanced Blended Composite. The Board concluded that the services provided by LFI were satisfactory.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee of the Fund was higher than the median net investment management fee of the Morningstar peer group. The Board also considered that the Fund’s net expense ratio (plus acquired fund fees and expenses (“AFFE”)) was lower than the median net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

Profitability. The Board also reviewed the estimated profitability of LFI with respect to the Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Risk-Management Sleeve - Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Milliman on behalf of the Fund, the Board considered the nature, extent and quality of services provided by Milliman under the subadvisory agreement. The Board reviewed the services provided by Milliman, the background of the investment professionals servicing the Fund and the reputation, resources and subadvisory experience of Milliman. It also reviewed information provided regarding the structure of portfolio manager compensation, trading practices, risk management and compliance matters.

3

Performance. The Board considered that Milliman’s responsibility was to implement trading based on the managed risk model and that traditional measures of performance would not be relevant in assessing Milliman’s implementation of the model. The Board also considered a presentation by representatives of Milliman regarding the performance of the Funds subadvised by Milliman as well as presentations made by LFI management dedicated to analysis of the Risk-Management Sleeve. The Board concluded that the services provided by Milliman were satisfactory.

Subadvisory Fee and Economies of Scale. The Board considered the subadvisory fee schedule for Milliman. The Board considered that LFI compensates Milliman from its fees and that the subadvisory fee schedule was negotiated between LFI and Milliman, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding Milliman’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by Milliman as to any additional benefits it receives and noted that Milliman indicated that its business in the aggregate derives non-pecuniary benefits from synergies related to conducting risk management programs for clients in large volume, among them trading, operations, compliance and research and that Milliman may receive intangible benefits from association with the Fund, such as favorable publicity in relevant markets.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

4

Lincoln Variable Insurance Products Trust
2024 BOARD CONSIDERATIONS

Managed Risk Funds

6 LVIP American Global Growth Allocation Managed Risk Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with Milliman Financial Risk Management LLC (“Milliman”) (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar (“Morningstar”) of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data and Milliman, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar, Broadridge and Milliman provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and Milliman, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement.

The Board considered that the Fund is managed with a risk management strategy using up to 20% of the Fund’s net assets (the “Risk-Management Sleeve”) and that at least 80% of the Fund’s net assets are invested in an underlying fund or funds (the “Underlying Sleeve”). The Board considered that the risk management strategy was designed to stabilize overall portfolio volatility (that is, variance in the Fund’s investment returns) and reduce the downside exposure of the Fund during significant market downturns by selling (short) (i.e., hedging) positions in exchange-traded futures contracts. The Board considered that the Fund’s investments in exchange-traded futures and the resulting costs limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by each of (i) Broadridge comparing the performance of the Fund to a managed volatility fund peer group and risk controlled benchmark; and (ii) Morningstar comparing the performance of the Fund’s Underlying Sleeve to the performance of funds in a peer group of a Morningstar category underlying variable insurance products (each a “Morningstar peer group”) and a benchmark index for the one-, three- and five-year periods, as applicable, ended March 31, 2024. The Board considered complex-wide information provided by Broadridge that assessed the overall LVIP Managed Risk Fund returns compared to the aggregate returns of managed volatility funds from variable annuity sponsors and risk control benchmarks and peer group performance information provided by Broadridge. The Board also considered an impact analysis provided by LFI of the overlay/cash positions on the overall portfolio performance.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a custom benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of the volatility management strategy. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI has delegated day-to-day portfolio management of the Fund's Risk-Management Sleeve to Milliman and noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis and monitoring the implementation of the risk management overlay model. The Board also considered presentations made by LFI management and Milliman dedicated to an overview of the Fund and implementation of the model. The Board concluded that LFI had appropriately reviewed and monitored Milliman’s performance.

2

The Board reviewed the performance of the Fund. In its review, the Board considered the total return and standard deviation data provided by Broadridge comparing the performance of the Fund to a managed volatility fund peer group and risk controlled benchmark and Morningstar comparing the performance of the Fund’s Underlying Sleeve to peer group information of funds included in the Morningstar Moderate Allocation funds category and the Fund’s custom benchmark index, the Growth Blended Composite. The Board concluded that the services provided by LFI were satisfactory.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee of the Fund was higher than the median net investment management fee of the Morningstar peer group. The Board also considered that the Fund’s net expense ratio (plus acquired fund fees and expenses (“AFFE”)) was lower than the median net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

Profitability. The Board also reviewed the estimated profitability of LFI with respect to the Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Risk-Management Sleeve - Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Milliman on behalf of the Fund, the Board considered the nature, extent and quality of services provided by Milliman under the subadvisory agreement. The Board reviewed the services provided by Milliman, the background of the investment professionals servicing the Fund and the reputation, resources and subadvisory experience of Milliman. It also reviewed information provided regarding the structure of portfolio manager compensation, trading practices, risk management and compliance matters.

3

Performance. The Board considered that Milliman’s responsibility was to implement trading based on the managed risk model and that traditional measures of performance would not be relevant in assessing Milliman’s implementation of the model. The Board also considered a presentation by representatives of Milliman regarding the performance of the Funds subadvised by Milliman as well as presentations made by LFI management dedicated to analysis of the Risk-Management Sleeve. The Board concluded that the services provided by Milliman were satisfactory.

Subadvisory Fee and Economies of Scale. The Board considered the subadvisory fee schedule for Milliman. The Board considered that LFI compensates Milliman from its fees and that the subadvisory fee schedule was negotiated between LFI and Milliman, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding Milliman’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by Milliman as to any additional benefits it receives and noted that Milliman indicated that its business in the aggregate derives non-pecuniary benefits from synergies related to conducting risk management programs for clients in large volume, among them trading, operations, compliance and research and that Milliman may receive intangible benefits from association with the Fund, such as favorable publicity in relevant markets.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

4

Lincoln Variable Insurance Products Trust
2024 board considerations

Multi-Asset
Fund of Funds

99 LVIP American Preservation Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) (the “Advisory Agreement”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”) and Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management agreements and the factors they should consider in evaluating such agreements. LFI, LNL and Morningstar provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund and LFI, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreement. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreement, the Board had received sufficient information to approve the Advisory Agreement for the Fund. In considering the renewal of the Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding the structure of portfolio manager compensation and compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the Morningstar category.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the performance of the underlying funds. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreement.

The Board reviewed the Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Short-Term Bond funds category and the Bloomberg US Government/Credit 1-3 Year Total Return USD Index. The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and the benchmark index for the one-, three-, five- and ten-year periods. The Board noted LFI’s comments that the Fund’s longer duration and higher quality positioning detracted from performance compared to the benchmark. The Board considered that the Fund changed its benchmark to the Bloomberg U.S. Government/Credit 1-5 Year A+ TR Index effective May 1, 2024. The Board noted LFI’s view that the Fund’s duration and quality profile are expected to be more aligned with the Bloomberg U.S. Government/Credit 1-5 year A+ TR Index. The Board concluded that the services provided by LFI were satisfactory.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver for the Fund through April 30, 2025. The Board noted that the net investment management fee for the Fund was lower than the median net investment management fee of the Fund’s Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee, coupled with the advisory fee waiver, was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that LFI had implemented an advisory fee waiver for the Fund through April 30, 2025. The Board concluded that economies of scale were appropriately shared with investors.

2

Profitability. The Board also reviewed the estimated profitability of LFI with respect to each Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund, for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement for the Fund are fair and reasonable, and that the continuation of the Advisory Agreement is in the best interests of the Fund.

3

Lincoln Variable Insurance Products Trust
2024 Board Considerations

Equity
Subadvised Funds

73 LVIP Baron Growth Opportunities Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with the subadviser (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data, and the subadviser, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar and the subadviser provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and the subadviser, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources and LFI’s criteria for review of a subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the respective Morningstar category.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of portfolio construction. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI does not manage the day-to-day investment portfolio of the Fund and has delegated those duties to an unaffiliated subadviser responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis, oversight of brokerage execution quality and compliance reviews. The Board concluded that LFI had appropriately reviewed and monitored the subadviser’s investment performance.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver through April 30, 2025. The Board noted that the net investment management fee was higher than the median net investment management fee of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that LFI had implemented an advisory fee waiver through April 30, 2025. The Board concluded that economies of scale were appropriately shared with investors.

2

Profitability. The Board also reviewed the estimated profitability of LFI with respect to the Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and BAMCO, Inc. (“BAMCO”) on behalf of the LVIP Baron Growth Opportunities Fund, the Board considered the nature, extent and quality of services provided by BAMCO under the subadvisory agreement. The Board reviewed the services provided by BAMCO, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of BAMCO. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board reviewed the LVIP Baron Growth Opportunities Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Mid-Cap Growth funds category and the Russell 2000 Growth Total Return USD Index. The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and the benchmark index for the one-year period, above the return of the Morningstar peer group median and the benchmark index for the three-year period, and below the return of the Morningstar peer group median and above the return of the benchmark index for the five- and ten-year periods. The Board concluded that the services provided by BAMCO were satisfactory.

Subadvisory Fee and Economies of Scale. The Board considered the subadvisory fees BAMCO charges as well as information provided by BAMCO regarding the fees charged to a subadvised fund for which BAMCO manages a comparable portfolio with the same portfolio manager. The Board considered that LFI compensates BAMCO from its fees and that the subadvisory fee schedule was negotiated between LFI and BAMCO, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding BAMCO’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by BAMCO as to any additional benefits it receives and noted that BAMCO has the ability to obtain research from broker-dealers through commissions paid by clients and that research may be used for the benefit of all the clients of BAMCO.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

3

Lincoln Variable Insurance Products Trust

2024 board considerations

Subadvised Managed Volatility Funds

13 LVIP BlackRock Dividend Value Managed Volatility Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with the subadviser (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar (“Morningstar”), of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, and the subadviser, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar, Broadridge and the subadviser provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and the subadviser, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources and LFI’s criteria for review of a subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement.

The Board considered that the Fund is managed with a managed volatility overlay using up to 20% of a Fund’s net assets (the “Managed Volatility Sleeve”). The managed volatility strategy consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility and seeks to reduce the impact on a Fund’s portfolio of significant market downturns during periods of high volatility. The remaining 80-100% of the Fund’s net assets is managed by a subadviser according to the investment mandate (the “Underlying Sleeve”). The Board considered that the Fund’s investments in exchange-traded futures and the resulting costs limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by each of (i) Broadridge comparing the performance of the Fund to a managed volatility fund peer group and risk controlled benchmark; and (ii) Morningstar comparing the performance of the Fund’s Underlying Sleeve to the performance of funds in a peer group of a Morningstar category underlying variable insurance products (each a “Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board considered complex-wide information provided by Broadridge that assessed the overall LVIP Managed Volatility Fund returns compared to the aggregate returns of managed volatility funds from variable annuity sponsors and risk control benchmarks and peer group performance information by Broadridge. The Board also considered an impact analysis provided by LFI of the overlay cash positions on the overall portfolio performance.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of the volatility management strategy. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI has delegated day-to-day portfolio management of the Managed Volatility Sleeve to Schroder Investment Management North America Inc. (“SIMNA”) and noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis and monitoring the implementation of the volatility management overlay model. The Board also considered presentations made by LFI management and SIMNA dedicated to an overview of the Fund and analysis of the Managed Volatility Sleeve. The Board concluded that LFI had appropriately reviewed and monitored SIMNA’s performance.

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The Board considered that LFI has delegated the day-to-day investment management of the Underlying Sleeve to unaffiliated subadvisers responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis and compliance reviews. The Board concluded that LFI had appropriately reviewed and monitored the subadviser’s investment performance.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver through April 30, 2025. The Board noted that the net investment management fee, giving effect to the advisory fee waiver, was within range of the median net investment management fee of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee, coupled with the advisory fee waiver, was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had a breakpoint in the investment management fee schedule and that LFI had implemented an advisory fee waiver for the Fund through April 30, 2025 and concluded that economies of scale were appropriately shared with investors.

Profitability. The Board also reviewed the estimated profitability of LFI with respect to the Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Managed Volatility Sleeve - Subadvisory and Sub-Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and SIMNA on behalf of the Fund, the Board considered the nature, extent and quality of services provided by SIMNA under the subadvisory agreement. The Board reviewed the services provided by SIMNA, the background of the investment professionals servicing the Fund and the reputation, resources and subadvisory experience of SIMNA. The Board considered that SIMNA uses an affiliated investment adviser, SIMNA Ltd., as sub-subadviser, in connection with the subadvisory services provided to the Fund. The Board also reviewed information provided regarding the structure of portfolio manager compensation, trading practices, risk management and compliance matters.

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Performance. The Board considered that SIMNA’s responsibility was to implement the volatility control strategy and that traditional measures of performance would not be relevant in assessing SIMNA’s implementation of the strategy. The Board also considered that the strategy is intended to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. The Board also considered a presentation by representatives of SIMNA regarding the performance of the Funds subadvised by SIMNA as well as presentations made by LFI management dedicated to analysis of the Managed Volatility Sleeve. The Board concluded that the services provided by SIMNA were satisfactory.

Subadvisory Fee and Economies of Scale. The Board considered the subadvisory fee schedule for SIMNA. The Board considered that LFI compensates SIMNA from its fees and that the subadvisory fee schedule was negotiated between LFI and SIMNA, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding SIMNA’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by SIMNA as to any additional benefits it would receive and noted SIMNA’s statement that the engagement may attract broker-dealers or investment advisers who may offer SIMNA the opportunity to participate in other lines of business, such as subadvisory, separate account wrap programs or model manager programs.

Underlying Sleeve - Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and BlackRock Investment Management, LLC (“BlackRock”) on behalf of the Fund, the Board considered the nature, extent and quality of services provided by BlackRock under the subadvisory agreement. The Board reviewed the services provided by BlackRock, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of BlackRock. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board considered that the subadviser manages the Underlying Sleeve. In its review of performance, the Board considered the total return, standard deviation and Sharpe ratio data provided by Morningstar comparing the performance of the Underlying Sleeve to a peer group of funds in the Morningstar Large Value funds category and the Russell 1000 Value Total Return USD Index. The Board concluded that the services provided by BlackRock were satisfactory.

Subadvisory Fee and Economies of Scale. The Board considered the Fund’s subadvisory fee schedules, one of which contains breakpoints, and noted BlackRock’s statement that it advised no comparable registered funds using the same strategies with the same portfolio management team and benchmark as the Fund. The Board considered that LFI compensates BlackRock from its fees and that the subadvisory fee schedules were negotiated between LFI and BlackRock, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

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Profitability and Fallout Benefits. The Board considered information regarding BlackRock’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by BlackRock as to any additional benefits it receives and noted that BlackRock stated that the engagement may raise its profile in the broker-dealer community, provide potential scale-related benefits, increase analyst coverage and sales of BlackRock proprietary products and that research may be obtained with soft dollars which may be used to manage other accounts.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

5

Lincoln Variable Insurance Products Trust
2024 Board Considerations

Multi-Asset
Subadvised Funds

45 LVIP BlackRock Global Allocation Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreements with the subadviser (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data, and the subadviser, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar and the subadviser provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and the subadviser, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis, including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources and LFI’s criteria for review of a subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the Morningstar category.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of portfolio construction decisions. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI had delegated the day-to-day investment management of the Fund and has delegated those duties to unaffiliated subadvisers responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis, oversight of brokerage execution quality and compliance reviews. The Board concluded that LFI had appropriately reviewed and monitored the subadviser’s investment performance.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee was the same as the median net investment management fee of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had a breakpoint in the investment management fee schedule and that LFI had implemented an expense limitation for the Fund through April 30, 2025. The Board concluded that economies of scale were appropriately shared with investors.

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Profitability. The Board also reviewed the estimated profitability of LFI with respect to each Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund, for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Subadvisory and Sub-Subadvisory Agreements

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and BlackRock Investment Management, LLC (“BlackRock”) on behalf of the Fund, the Board considered the nature, extent and quality of services provided by BlackRock under the subadvisory agreement. The Board reviewed the services provided by BlackRock, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of BlackRock. The Board considered that BlackRock uses affiliated investment advisers, as sub-subadvisers, in connection with the subadvisory services provided to the Fund. The Board also considered the investment management services that BlackRock provides to the Cayman Islands-based company, which is wholly owned by the Fund. The Board also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board reviewed the Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Global Allocation funds category and the BlackRock Global Allocation Composite Index. The Board noted that the Fund commenced operations in 2019 and that its total return was above the return of the Morningstar peer group median and the benchmark index for the one-year period and below the return of the Morningstar peer group median and the benchmark index for the three-year period. The Board concluded that the services provided by BlackRock were satisfactory.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule, which contains breakpoints, and the management fees of funds with similar investment strategies for which BlackRock serves as investment adviser or subadviser. The Board considered that LFI compensates BlackRock from its fees and that the subadvisory fee schedule was negotiated between LFI and BlackRock, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding BlackRock’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by BlackRock as to any additional benefits it receives and noted that BlackRock stated that the engagement may raise its profile in the broker-dealer community, provide potential scale-related benefits, and increase analyst coverage and sales of BlackRock proprietary products and that research may be obtained with soft dollars.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

3

Lincoln Variable Insurance Products Trust
2024 BOARD CONSIDERATIONS

Managed Risk Funds

7 LVIP BlackRock Global Allocation Managed Risk Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with Milliman Financial Risk Management LLC (“Milliman”) (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar (“Morningstar”) of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data and Milliman, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar, Broadridge and Milliman provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and Milliman, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement.

The Board considered that the Fund is managed with a risk management strategy using up to 20% of the Fund’s net assets (the “Risk-Management Sleeve”) and that at least 80% of the Fund’s net assets are invested in an underlying fund or funds (the “Underlying Sleeve”). The Board considered that the risk management strategy was designed to stabilize overall portfolio volatility (that is, variance in the Fund’s investment returns) and reduce the downside exposure of the Fund during significant market downturns by selling (short) (i.e., hedging) positions in exchange-traded futures contracts. The Board considered that the Fund’s investments in exchange-traded futures and the resulting costs limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by each of (i) Broadridge comparing the performance of the Fund to a managed volatility fund peer group and risk controlled benchmark; and (ii) Morningstar comparing the performance of the Fund’s Underlying Sleeve to the performance of funds in a peer group of a Morningstar category underlying variable insurance products (each a “Morningstar peer group”) and a benchmark index for the one-, three- and five-year periods, as applicable, ended March 31, 2024. The Board considered complex-wide information provided by Broadridge that assessed the overall LVIP Managed Risk Fund returns compared to the aggregate returns of managed volatility funds from variable annuity sponsors and risk control benchmarks and peer group performance information provided by Broadridge. The Board also considered an impact analysis provided by LFI of the overlay/cash positions on the overall portfolio performance.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a custom benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of the volatility management strategy. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI has delegated day-to-day portfolio management of the Fund's Risk-Management Sleeve to Milliman and noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis and monitoring the implementation of the risk management overlay model. The Board also considered presentations made by LFI management and Milliman dedicated to an overview of the Fund and implementation of the model. The Board concluded that LFI had appropriately reviewed and monitored Milliman’s performance.

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The Board reviewed the performance of the Fund. In its review, the Board considered the total return and standard deviation data provided by Broadridge comparing the performance of the Fund to a managed volatility fund peer group and risk controlled benchmark and Morningstar comparing the performance of the Fund’s Underlying Sleeve to peer group information of funds included in the Morningstar Global Allocation funds category and the Fund’s custom benchmark index, the BlackRock Global Allocation Composite. The Board concluded that the services provided by LFI were satisfactory.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee of the Fund was lower than the median net investment management fee of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that LFI had implemented an advisory fee waiver for the Fund through April 30, 2025. The Board concluded that economies of scale were appropriately shared with investors.

Profitability. The Board also reviewed the estimated profitability of LFI with respect to the Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Risk-Management Sleeve - Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Milliman on behalf of the Fund, the Board considered the nature, extent and quality of services provided by Milliman under the subadvisory agreement. The Board reviewed the services provided by Milliman, the background of the investment professionals servicing the Fund and the reputation, resources and subadvisory experience of Milliman. It also reviewed information provided regarding the structure of portfolio manager compensation, trading practices, risk management and compliance matters.

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Performance. The Board considered that Milliman’s responsibility was to implement trading based on the managed risk model and that traditional measures of performance would not be relevant in assessing Milliman’s implementation of the model. The Board also considered a presentation by representatives of Milliman regarding the performance of the Funds subadvised by Milliman as well as presentations made by LFI management dedicated to analysis of the Risk-Management Sleeve. The Board concluded that the services provided by Milliman were satisfactory.

Subadvisory Fee and Economies of Scale. The Board considered the subadvisory fee schedule for Milliman. The Board considered that LFI compensates Milliman from its fees and that the subadvisory fee schedule was negotiated between LFI and Milliman, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding Milliman’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by Milliman as to any additional benefits it receives and noted that Milliman indicated that its business in the aggregate derives non-pecuniary benefits from synergies related to conducting risk management programs for clients in large volume, among them trading, operations, compliance and research and that Milliman may receive intangible benefits from association with the Fund, such as favorable publicity in relevant markets.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

4

Lincoln Variable Insurance Products Trust

2024 board considerations

Subadvised Managed Risk Funds

9 LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with the subadviser (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar (“Morningstar”) of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, and the subadviser, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar, Broadridge and the subadviser provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and the subadviser, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources and LFI’s criteria for review of a subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement.

The Board considered that the Fund is managed with a risk management strategy using up to 20% of the Fund’s net assets (the “Risk-Management Sleeve”) and that at least 80% of the Fund’s net assets are invested by BlackRock Investment Management, LLC (“BlackRock”) in underlying funds (the “Underlying Sleeve”). The Board considered that the risk management strategy was designed to stabilize overall portfolio volatility (that is, variance in the Fund’s investment returns) and reduce the downside exposure of the Fund during significant market downturns by selling (short) (i.e., hedging) positions in exchange-traded futures contracts. The Board considered that the Fund’s investments in exchange-traded futures and the resulting costs limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by each of (i) Broadridge comparing the performance of the Fund to a managed volatility fund peer group and risk controlled benchmark; and (ii) Morningstar comparing the performance of the Fund’s Underlying Sleeve to the performance of funds in a peer group of a Morningstar category underlying variable insurance products (each a “Morningstar peer group”) and a benchmark index for the one-, three- and five-year periods ended March 31, 2024. The Board considered complex-wide information provided by Broadridge that assessed the overall LVIP Managed Risk Fund returns compared to the aggregate returns of managed volatility funds from variable annuity sponsors and risk control benchmarks and peer group performance information provided by Broadridge. The Board also considered an impact analysis provided by LFI of the overlay/cash positions on the overall portfolio performance.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a custom benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of the volatility management strategy. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI has delegated day-to-day portfolio management of the Fund’s Risk-Management Sleeve to Milliman Financial Risk Management LLC (“Milliman”) and noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis, and monitoring of the implementation of the risk management overlay model. The Board concluded that LFI had appropriately reviewed and monitored Milliman’s performance.

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The Board considered that LFI has delegated the day-to-day investment management of the Fund’s Underlying Sleeve to an unaffiliated subadviser responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis and compliance reviews. The Board concluded that LFI had appropriately reviewed and monitored the subadviser’s investment performance.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee was higher than the median net investment management fee of the Morningstar peer group. The Board considered that the Fund’s net expense ratio (plus acquired fund fees and expenses (“AFFE”)) was lower than the net expense ratio (including AFFE) of the Morningstar peer group median. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that LFI had implemented a partial advisory fee waiver for the Fund through April 30, 2025 and concluded that economies of scale were appropriately shared with investors.

Profitability. The Board also reviewed the estimated profitability of LFI with respect to each Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Risk-Management Sleeve - Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Milliman on behalf of the Fund, the Board considered the nature, extent and quality of services provided by Milliman under the subadvisory agreement. The Board reviewed the services provided by Milliman, the background of the investment professionals servicing the Fund and the reputation, resources and subadvisory experience of Milliman. It also reviewed information provided regarding the structure of portfolio manager compensation, trading practices, risk management and compliance matters.

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Performance. The Board considered that Milliman’s responsibility was to implement trading based on the managed risk model and that traditional measures of performance would not be relevant in assessing Milliman’s implementation of the model. The Board also considered a presentation by representatives of Milliman regarding the performance of the Funds subadvised by Milliman as well as presentations made by LFI management dedicated to analysis of the Risk-Management Sleeve. The Board concluded that the services provided by Milliman were satisfactory.

Subadvisory Fee and Economies of Scale. The Board considered the subadvisory fee schedule for Milliman. The Board considered that LFI compensates Milliman from its fees and that the subadvisory fee schedule was negotiated between LFI and Milliman, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding Milliman’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by Milliman as to any additional benefits it receives and noted that Milliman indicated that its business in the aggregate derives non-pecuniary benefits from synergies related to conducting risk management programs for clients in large volume, among them trading, operations, compliance and research and that Milliman may receive intangible benefits from association with the Fund such as favorable publicity in relevant markets.

Underlying Sleeve - Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and BlackRock on behalf of the Fund, the Board considered the nature, extent and quality of services provided by BlackRock under the subadvisory agreement. The Board reviewed the services provided by BlackRock, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of BlackRock. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board considered that the subadviser manages the Underlying Sleeve of the Fund. The Board reviewed the performance of the Fund. In its review, the Board considered the total return and standard deviation data provided by Broadridge comparing the performance of the Fund to a managed volatility fund peer group and risk controlled benchmark and Morningstar comparing the performance of the Fund’s Underlying Sleeve, to peer group information of funds included in the Morningstar Moderate Allocation funds category and the Fund’s custom benchmark index, the BlackRock Global Growth ETF Allocation Index. The Board concluded that the services provided by BlackRock to the Fund were satisfactory.

Subadvisory Fee and Economies of Scale. The Board considered the Fund’s subadvisory fee schedule, which contains a breakpoint, and noted BlackRock’s statement that it advised no comparable registered funds using the same strategy with the same benchmark by the same portfolio management team. The Board considered that LFI compensates BlackRock from its fees and that the subadvisory fee schedule was negotiated between LFI and BlackRock, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

4

Profitability and Fallout Benefits. The Board noted that the subadvisory fee schedules were negotiated between LFI and BlackRock, an unaffiliated third party, and that LFI compensates BlackRock from its fees. The Board reviewed materials provided by BlackRock as to any additional benefits it receives and noted that BlackRock stated that the engagement may raise its profile in the broker-dealer community, provide potential scale-related benefits, and increase analyst coverage and sales of BlackRock proprietary products. The Board also noted that BlackRock stated that it receives a unitary management fee from the underlying BlackRock sponsored funds in which the Fund invests and the subadvisory fee.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

5

Lincoln Variable Insurance Products Trust
2024 Board Considerations

Fixed Income
Subadvised Funds

100 LVIP BlackRock Inflation Protected Bond Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with the subadviser (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data, and the subadviser, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar and the subadviser provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and the subadviser, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources and LFI’s criteria for review of a subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the respective Morningstar category.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of portfolio construction decisions. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI does not manage the day-to-day investment portfolio of the Fund and has delegated those duties to an unaffiliated subadviser responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis, oversight of brokerage execution quality and compliance reviews. The Board concluded that LFI had appropriately reviewed and monitored the subadviser’s investment performance.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had a breakpoint in the investment management fee schedule and concluded that economies of scale were appropriately shared with investors.

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Profitability. The Board also reviewed the estimated profitability of LFI with respect to each Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and BlackRock Financial Management, Inc. (“BlackRock”) on behalf of the Fund, the Board considered the nature, extent and quality of services provided by BlackRock under the subadvisory agreement. The Board reviewed the services provided by BlackRock, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of BlackRock. The Board considered that BlackRock uses an affiliated investment adviser as sub-subadviser in connection with the subadvisory services provided to the Fund. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board reviewed the Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Inflation-Protected Bond funds category and the Bloomberg World Government IL 1-10 Year Total Return Hedged USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and below the return of the benchmark for the one-, three- and five-year periods and the same as the return of the Morningstar peer group median and below the return of the benchmark index for the ten-year period. The Board considered LFI’s comment that Fund performance has improved since the new portfolio management team joined in 2022. The Board concluded that the services provided by BlackRock were satisfactory.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule, which includes breakpoints, and the subadvisory fee schedule for similar accounts subadvised by BlackRock. The Board considered that LFI compensates BlackRock from its fees and that the subadvisory fee schedule was negotiated between LFI and BlackRock, an unaffiliated third party of LFI. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding BlackRock’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by BlackRock as to any additional benefits it receives and noted that BlackRock stated that the engagement may raise its profile in the broker-dealer community, provide potential scale-related benefits and increase analyst coverage and sales of BlackRock proprietary products.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

3

Lincoln Variable Insurance Products Trust
2024 Board Considerations

Equity
Subadvised Funds

98 LVIP BlackRock Real Estate Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with the subadviser (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data, and the subadviser, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar and the subadviser provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and the subadviser, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources and LFI’s criteria for review of a subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the respective Morningstar category.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of portfolio construction. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI does not manage the day-to-day investment portfolio of the Fund and has delegated those duties to an unaffiliated subadviser responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis, oversight of brokerage execution quality and compliance reviews. The Board concluded that LFI had appropriately reviewed and monitored the subadviser’s investment performance.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had a breakpoint in the investment management fee schedule and that LFI had implemented an advisory fee waiver on assets up to $750 million for the Fund through April 30, 2025. The Board concluded that economies of scale were appropriately shared with investors.

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Profitability. The Board also reviewed the estimated profitability of LFI with respect to the Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and BlackRock Investment Management, LLC (“BlackRock”) on behalf of the LVIP BlackRock Real Estate Fund, the Board considered the nature, extent and quality of services provided by BlackRock under the subadvisory agreement. The Board reviewed the services provided by BlackRock, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of BlackRock. The Board considered that BlackRock uses affiliated investment advisers as sub-subadvisers in connection with the subadvisory services provided to the Fund. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board reviewed the Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Global Real Estate funds category and the FTSE EPRA/NAREIT Developed NR USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and the benchmark index for the one- and five-year periods and below the return of the Morningstar peer group median and the benchmark index for the three-year period. The Board considered that in February 2019 BlackRock replaced the prior subadviser to the Fund. The Board concluded that the services provided by BlackRock were satisfactory.

Subadvisory Fee and Economies of Scale. The Board considered the subadvisory fee schedule, which contains breakpoints, and noted BlackRock’s statement that it advised no comparable registered funds managed using the same benchmark as the Fund. The Board considered that LFI compensates BlackRock from its fees and that the subadvisory fee schedule was negotiated between LFI and BlackRock, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information provided by BlackRock regarding BlackRock’s estimated profitability in providing subadvisory services to the Fund. The Board reviewed materials provided by BlackRock as to any additional benefits it receives and noted that BlackRock stated that the engagement may raise its profile in the broker-dealer community, provide potential scale-related benefits and increase analyst coverage and sales of BlackRock proprietary products.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

3

Lincoln Variable Insurance Products Trust

2024 board considerations

Subadvised Managed Risk Funds

8 LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with the subadviser (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar (“Morningstar”) of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data and the subadviser, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar, Broadridge and the subadviser provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and the subadviser, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources and LFI’s criteria for review of a subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement.

The Board considered that the Fund is managed with a risk management strategy using up to 20% of the Fund’s net assets (the “Risk-Management Sleeve”) and that at least 80% of the Fund’s net assets are invested by BlackRock Investment Management, LLC (“BlackRock”) in underlying funds (the “Underlying Sleeve”). The Board considered that the risk management strategy was designed to stabilize overall portfolio volatility (that is, variance in the Fund’s investment returns) and reduce the downside exposure of the Fund during significant market downturns by selling (short) (i.e., hedging) positions in exchange-traded futures contracts. The Board considered that the Fund’s investments in exchange-traded futures and the resulting costs limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by each of (i) Broadridge comparing the performance of the Fund to a managed volatility fund peer group and risk controlled benchmark; and (ii) Morningstar comparing the performance of the Fund’s Underlying Sleeve to the performance of funds in a peer group of a Morningstar category underlying variable insurance products (each a “Morningstar peer group”) and a benchmark index for the one-, three- and five-year periods ended March 31, 2024. The Board considered complex-wide information provided by Broadridge that assessed the overall LVIP Managed Risk Fund returns compared to the aggregate returns of managed volatility funds from variable annuity sponsors and risk control benchmarks and peer group performance information provided by Broadridge. The Board also considered an impact analysis provided by LFI of the overlay/cash positions on the overall portfolio performance.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a custom benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of the volatility management strategy. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI has delegated day-to-day portfolio management of the Fund’s Risk-Management Sleeve to Milliman Financial Risk Management LLC (“Milliman”) and noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis, and monitoring of the implementation of the risk management overlay model. The Board concluded that LFI had appropriately reviewed and monitored Milliman’s performance.

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The Board considered that LFI has delegated the day-to-day investment management of the Fund’s Underlying Sleeve to an unaffiliated subadviser responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis and compliance reviews. The Board concluded that LFI had appropriately reviewed and monitored the subadviser’s investment performance.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee was higher than the median net investment management fee of the Morningstar peer group. The Board considered that the Fund’s net expense ratio (plus acquired fund fees and expenses (“AFFE”)) was lower than the net expense ratio (including AFFE) of the Morningstar peer group median. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that LFI had implemented a partial advisory fee waiver for the Fund through April 30, 2025 and concluded that economies of scale were appropriately shared with investors.

Profitability. The Board also reviewed the estimated profitability of LFI with respect to each Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Risk-Management Sleeve - Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Milliman on behalf of the Fund, the Board considered the nature, extent and quality of services provided by Milliman under the subadvisory agreement. The Board reviewed the services provided by Milliman, the background of the investment professionals servicing the Fund and the reputation, resources and subadvisory experience of Milliman. It also reviewed information provided regarding the structure of portfolio manager compensation, trading practices, risk management and compliance matters.

3

Performance. The Board considered that Milliman’s responsibility was to implement trading based on the managed risk model and that traditional measures of performance would not be relevant in assessing Milliman’s implementation of the model. The Board also considered a presentation by representatives of Milliman regarding the performance of the Funds subadvised by Milliman as well as presentations made by LFI management dedicated to analysis of the Risk-Management Sleeve. The Board concluded that the services provided by Milliman were satisfactory.

Subadvisory Fee and Economies of Scale. The Board considered the subadvisory fee schedule for Milliman. The Board considered that LFI compensates Milliman from its fees and that the subadvisory fee schedule was negotiated between LFI and Milliman, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding Milliman’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by Milliman as to any additional benefits it receives and noted that Milliman indicated that its business in the aggregate derives non-pecuniary benefits from synergies related to conducting risk management programs for clients in large volume, among them trading, operations, compliance and research and that Milliman may receive intangible benefits from association with the Fund such as favorable publicity in relevant markets.

Underlying Sleeve - Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and BlackRock on behalf of the Fund, the Board considered the nature, extent and quality of services provided by BlackRock under the subadvisory agreement. The Board reviewed the services provided by BlackRock, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of BlackRock. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board considered that the subadviser manages the Underlying Sleeve of the Fund. The Board reviewed the performance of the Fund. In its review, the Board considered the total return and standard deviation data provided by Broadridge comparing the performance of the Fund to a managed volatility fund peer group and risk controlled benchmark and Morningstar comparing the performance of the Fund’s Underlying Sleeve, to peer group information of funds included in the Morningstar Moderate Allocation funds category and the Fund’s custom benchmark index, the BlackRock U.S. Growth ETF Allocation Index. The Board concluded that the services provided by BlackRock to the Fund were satisfactory.

Subadvisory Fee and Economies of Scale. The Board considered the Fund’s subadvisory fee schedule, which contains a breakpoint, and noted BlackRock’s statement that it advised no comparable registered funds using the same strategy with the same benchmark by the same portfolio management team. The Board considered that LFI compensates BlackRock from its fees and that the subadvisory fee schedule was negotiated between LFI and BlackRock, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

4

Profitability and Fallout Benefits. The Board noted that the subadvisory fee schedules were negotiated between LFI and BlackRock, an unaffiliated third party, and that LFI compensates BlackRock from its fees. The Board reviewed materials provided by BlackRock as to any additional benefits it receives and noted that BlackRock stated that the engagement may raise its profile in the broker-dealer community, provide potential scale-related benefits, and increase analyst coverage and sales of BlackRock proprietary products. The Board also noted that BlackRock stated that it receives a unitary management fee from the underlying BlackRock sponsored funds in which the Fund invests and the subadvisory fee.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

5

Lincoln Variable Insurance Products Trust

2024 board considerations

Subadvised Managed Volatility Funds

15 LVIP Blended Large Cap Growth Managed Volatility Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with the subadviser (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar (“Morningstar”), of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, and the subadviser, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar, Broadridge and the subadviser provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and the subadviser, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources and LFI’s criteria for review of a subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement.

The Board considered that the Fund is managed with a managed volatility overlay using up to 20% of a Fund’s net assets (the “Managed Volatility Sleeve”). The managed volatility strategy consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility and seeks to reduce the impact on a Fund’s portfolio of significant market downturns during periods of high volatility. The remaining 80-100% of the Fund’s net assets is managed by a subadviser according to the investment mandate (the “Underlying Sleeve”). The Board considered that the Fund’s investments in exchange-traded futures and the resulting costs limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by each of (i) Broadridge comparing the performance of the Fund to a managed volatility fund peer group and risk controlled benchmark; and (ii) Morningstar comparing the performance of the Fund’s Underlying Sleeve to the performance of funds in a peer group of a Morningstar category underlying variable insurance products (each a “Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board considered complex-wide information provided by Broadridge that assessed the overall LVIP Managed Volatility Fund returns compared to the aggregate returns of managed volatility funds from variable annuity sponsors and risk control benchmarks and peer group performance information by Broadridge. The Board also considered an impact analysis provided by LFI of the overlay cash positions on the overall portfolio performance.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of the volatility management strategy. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI has delegated day-to-day portfolio management of the Managed Volatility Sleeve to Schroder Investment Management North America Inc. (“SIMNA”) and noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis and monitoring the implementation of the volatility management overlay model. The Board also considered presentations made by LFI management and SIMNA dedicated to an overview of the Fund and analysis of the Managed Volatility Sleeve. The Board concluded that LFI had appropriately reviewed and monitored SIMNA’s performance.

2

The Board considered that LFI has delegated the day-to-day investment management of the Underlying Sleeve to unaffiliated subadvisers responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis and compliance reviews. The Board concluded that LFI had appropriately reviewed and monitored the subadviser’s investment performance.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver through April 30, 2025. The Board noted that the net investment management fee, giving effect to the advisory fee waiver, was the same as the median net investment management fee of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee, coupled with the advisory fee waiver, was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had a breakpoint in the investment management fee schedule and that LFI had implemented an advisory fee waiver for the Fund through April 30, 2025 and concluded that economies of scale were appropriately shared with investors.

Profitability. The Board also reviewed the estimated profitability of LFI with respect to the Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Managed Volatility Sleeve - Subadvisory and Sub-Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and SIMNA on behalf of the Fund, the Board considered the nature, extent and quality of services provided by SIMNA under the subadvisory agreement. The Board reviewed the services provided by SIMNA, the background of the investment professionals servicing the Fund and the reputation, resources and subadvisory experience of SIMNA. The Board considered that SIMNA uses an affiliated investment adviser, SIMNA Ltd., as sub-subadviser, in connection with the subadvisory services provided to the Fund. The Board also reviewed information provided regarding the structure of portfolio manager compensation, trading practices, risk management and compliance matters.

3

Performance. The Board considered that SIMNA’s responsibility was to implement the volatility control strategy and that traditional measures of performance would not be relevant in assessing SIMNA’s implementation of the strategy. The Board also considered that the strategy is intended to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. The Board also considered a presentation by representatives of SIMNA regarding the performance of the Funds subadvised by SIMNA as well as presentations made by LFI management dedicated to analysis of the Managed Volatility Sleeve. The Board concluded that the services provided by SIMNA were satisfactory.

Subadvisory Fee and Economies of Scale. The Board considered the subadvisory fee schedule for SIMNA. The Board considered that LFI compensates SIMNA from its fees and that the subadvisory fee schedule was negotiated between LFI and SIMNA, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding SIMNA’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by SIMNA as to any additional benefits it would receive and noted SIMNA’s statement that the engagement may attract broker-dealers or investment advisers who may offer SIMNA the opportunity to participate in other lines of business, such as subadvisory, separate account wrap programs or model manager programs.

Underlying Sleeve - Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Goldman Sachs Asset Management, L.P. (“GSAM”) on behalf of the Fund, the Board considered the nature, extent and quality of services provided by GSAM under the subadvisory agreement. The Board reviewed the services provided by GSAM, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of GSAM. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

In considering the renewal of the subadvisory agreement between LFI and AllianceBernstein L.P. (“AB”) on behalf of the Fund, the Board considered the nature, extent and quality of services provided by AB under the subadvisory agreement. The Board reviewed the services provided by AB, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of AB. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board considered that the subadvisers manage a portion of the Underlying Sleeve. In its review of performance, the Board considered the total return, standard deviation and Sharpe ratio data provided by Morningstar comparing the performance of the Underlying Sleeve to a peer group of funds in the Morningstar Large Growth funds category and the Russell 1000 Growth Total Return USD Index. The Board considered that GSAM had subadvised the Fund since May of 2017 and that AB had subadvised the Fund since April of 2021. The Board concluded that the services provided by the subadvisers were satisfactory.

4

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule for GSAM, which contains breakpoints, and noted GSAM’s statement that it advised no comparable registered funds using the same strategy. The Board also reviewed the subadvisory fee schedule for AB, which contains breakpoints, and fees charged to another client with a similar strategy. The Board considered that LFI compensates GSAM and AB from its fees and that the subadvisory fee schedules were negotiated between LFI and GSAM and AB, respectively, which are unaffiliated with LFI. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. For the Underlying Sleeve subadvised by GSAM, the Board considered information regarding GSAM’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by GSAM as to any additional benefits it receives and noted GSAM’s statement that it may receive improved trading efficiencies resulting from aggregated orders with other accounts and that an affiliated broker may receive commissions for executing certain trades for the Fund and potential economies of scale.

For the Underlying Sleeve subadvised by AB, the Board considered information regarding AB’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by AB as to any additional benefits it receives and noted AB’s statement that it identified no fall-out benefits from its relationship to the Fund and that it obtains research with soft dollars.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

5

Lincoln Variable Insurance Products Trust

2024 board considerations

Subadvised Managed Volatility Funds

21 LVIP Blended Mid Cap Managed Volatility Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with the subadviser (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar (“Morningstar”), of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, and the subadviser, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar, Broadridge and the subadviser provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and the subadviser, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources and LFI’s criteria for review of a subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement.

The Board considered that the Fund is managed with a managed volatility overlay using up to 20% of a Fund’s net assets (the “Managed Volatility Sleeve”). The managed volatility strategy consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility and seeks to reduce the impact on a Fund’s portfolio of significant market downturns during periods of high volatility. The remaining 80-100% of the Fund’s net assets is managed by a subadviser according to the investment mandate (the “Underlying Sleeve”). The Board considered that the Fund’s investments in exchange-traded futures and the resulting costs limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by each of (i) Broadridge comparing the performance of the Fund to a managed volatility fund peer group and risk controlled benchmark; and (ii) Morningstar comparing the performance of the Fund’s Underlying Sleeve to the performance of funds in a peer group of a Morningstar category underlying variable insurance products (each a “Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board considered complex-wide information provided by Broadridge that assessed the overall LVIP Managed Volatility Fund returns compared to the aggregate returns of managed volatility funds from variable annuity sponsors and risk control benchmarks and peer group performance information by Broadridge. The Board also considered an impact analysis provided by LFI of the overlay cash positions on the overall portfolio performance.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of the volatility management strategy. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI has delegated day-to-day portfolio management of the Managed Volatility Sleeve to Schroder Investment Management North America Inc. (“SIMNA”) and noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis and monitoring the implementation of the volatility management overlay model. The Board also considered presentations made by LFI management and SIMNA dedicated to an overview of the Fund and analysis of the Managed Volatility Sleeve. The Board concluded that LFI had appropriately reviewed and monitored SIMNA’s performance.

2

The Board considered that LFI has delegated the day-to-day investment management of the Underlying Sleeve to unaffiliated subadvisers responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis and compliance reviews. The Board concluded that LFI had appropriately reviewed and monitored the subadviser’s investment performance.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that LFI had implemented a partial advisory fee waiver for the Fund through April 30, 2025 and concluded that economies of scale were appropriately shared with investors.

Profitability. The Board also reviewed the estimated profitability of LFI with respect to the Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Managed Volatility Sleeve - Subadvisory and Sub-Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and SIMNA on behalf of the Fund, the Board considered the nature, extent and quality of services provided by SIMNA under the subadvisory agreement. The Board reviewed the services provided by SIMNA, the background of the investment professionals servicing the Fund and the reputation, resources and subadvisory experience of SIMNA. The Board considered that SIMNA uses an affiliated investment adviser, SIMNA Ltd., as sub-subadviser, in connection with the subadvisory services provided to the Fund. The Board also reviewed information provided regarding the structure of portfolio manager compensation, trading practices, risk management and compliance matters.

3

Performance. The Board considered that SIMNA’s responsibility was to implement the volatility control strategy and that traditional measures of performance would not be relevant in assessing SIMNA’s implementation of the strategy. The Board also considered that the strategy is intended to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. The Board also considered a presentation by representatives of SIMNA regarding the performance of the Funds subadvised by SIMNA as well as presentations made by LFI management dedicated to analysis of the Managed Volatility Sleeve. The Board concluded that the services provided by SIMNA were satisfactory.

Subadvisory Fee and Economies of Scale. The Board considered the subadvisory fee schedule for SIMNA. The Board considered that LFI compensates SIMNA from its fees and that the subadvisory fee schedule was negotiated between LFI and SIMNA, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding SIMNA’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by SIMNA as to any additional benefits it would receive and noted SIMNA’s statement that the engagement may attract broker-dealers or investment advisers who may offer SIMNA the opportunity to participate in other lines of business, such as subadvisory, separate account wrap programs or model manager programs.

Underlying Sleeve – Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and T. Rowe Price Associates, Inc. (“T. Rowe”) on behalf of the Fund, the Board considered the nature, extent and quality of services provided by T. Rowe under the subadvisory agreement. The Board reviewed the services provided by T. Rowe, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of T. Rowe. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

In considering the renewal of the subadvisory agreement between LFI and Massachusetts Financial Services Company (“MFS”) on behalf of the Fund, the Board considered the nature, extent and quality of services provided by MFS under the subadvisory agreement. The Board reviewed the services provided by MFS, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of MFS. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board considered that the subadvisers manage the Underlying Sleeve. In its review of performance, the Board considered the total return, standard deviation and Sharpe ratio data provided by Morningstar comparing the performance of the Underlying Sleeve to a peer group of funds in the Morningstar Mid-Cap Growth funds category and the Russell Mid Cap Growth Total Return USD Index. The Board considered that T. Rowe had subadvised the Fund since February 2016 and that MFS had subadvised the Fund since November 2018. The Board concluded that the services provided by the subadvisers were satisfactory.

4

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule for T. Rowe, which contains breakpoints, and noted T. Rowe’s statement that it advised no comparable registered sleeves using the same strategy. The Board also reviewed the subadvisory fee schedule for MFS, which contains breakpoints, as well as the fees charged to comparable clients managed by MFS. The Board considered that LFI compensates T. Rowe and MFS from its fees and that the subadvisory fee schedules were negotiated between LFI and T. Rowe and MFS, respectively, which are unaffiliated with LFI. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. For the Underlying Sleeve subadvised by T. Rowe, the Board considered that the subadvisory fee schedule for T. Rowe, which contains breakpoints, was negotiated between LFI and T. Rowe, which is unaffiliated with LFI, and that LFI compensates T. Rowe from its fees. The Board reviewed materials provided by T. Rowe as to any additional benefits it receives and considered other benefits to T. Rowe such as including the Fund’s assets in its assets under management.

For the Underlying Sleeve subadvised by MFS, the Board considered information regarding MFS’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by MFS as to any additional benefits it receives and noted that MFS could potentially realize a benefit from the relationship with the Fund by being awarded future or increased mandates or obtaining research services in connection with trading client assets.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

5

Lincoln Variable Insurance Products Trust
2024 Board Considerations

Equity
Subadvised Funds

84 LVIP Channing Small Cap Value Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with the subadviser (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data, and the subadviser, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar and the subadviser provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of each Fund, LFI and the subadviser, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources and LFI’s criteria for review of a subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the respective Morningstar category.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of portfolio construction. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI does not manage the day-to-day investment portfolio of the Fund and has delegated those duties to an unaffiliated subadviser responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis, oversight of brokerage execution quality and compliance reviews. The Board concluded that LFI had appropriately reviewed and monitored the subadviser’s investment performance.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee was the same as the median net investment management fee of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that LFI had implemented an expense limitation for the Fund through April 30, 2025. The Board concluded that economies of scale were appropriately shared with investors.

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Profitability. The Board also reviewed the estimated profitability of LFI with respect to the Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Sub-Advisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Channing Capital Management, LLC (“Channing”) on behalf of the Fund, the Board considered the nature, extent and quality of services provided by Channing under the subadvisory agreement. The Board reviewed the services provided by Channing, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of Channing. The Board considered that in connection with the subadvisory agreement, Channing provides LFI supplementary financial information. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board reviewed the LVIP Channing Small Cap Value Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Small Value funds category and the Russell 2000® Value Total Return USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and the benchmark index for the one-year period. The Board considered that the Fund commenced operations on July 25, 2022, which provided a limited period of time to evaluate investment performance. The Board concluded that the services provided by Channing were satisfactory.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule and the fee rates charged to other funds with a similar investment strategy for which Channing serves as the subadviser. The Board considered that LFI compensates Channing from its fees and that the subadvisory fee schedule was negotiated between LFI and Channing, an unaffiliated third party. The Board concluded that the subadvisory fee for the Fund was reasonable.

Profitability and Fallout Benefits. The Board considered information regarding Channing’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by Channing as to any additional benefits it receives and noted that Channing has the ability to obtain research from broker-dealers through soft dollars and that research may be used for the benefit of all the clients of Channing.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

3

Lincoln Variable Insurance Products Trust

2024 board considerations

Subadvised Managed Volatility Funds

14 LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with the subadviser (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar (“Morningstar”), of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, and the subadviser, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar, Broadridge and the subadviser provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and the subadviser, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources and LFI’s criteria for review of a subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement.

The Board considered that the Fund is managed with a managed volatility overlay using up to 20% of a Fund’s net assets (the “Managed Volatility Sleeve”). The managed volatility strategy consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility and seeks to reduce the impact on a Fund’s portfolio of significant market downturns during periods of high volatility. The remaining 80-100% of the Fund’s net assets is managed by subadvisers according to the investment mandate (the “Underlying Sleeve”). The Board considered that the Fund’s investments in exchange-traded futures and the resulting costs limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by each of (i) Broadridge comparing the performance of the Fund to a managed volatility fund peer group and risk controlled benchmark; and (ii) Morningstar comparing the performance of the Fund’s Underlying Sleeve to the performance of funds in a peer group of a Morningstar category underlying variable insurance products (each a “Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board considered complex-wide information provided by Broadridge that assessed the overall LVIP Managed Volatility Fund returns compared to the aggregate returns of managed volatility funds from variable annuity sponsors and risk control benchmarks and peer group performance information by Broadridge. The Board also considered an impact analysis provided by LFI of the overlay cash positions on the overall portfolio performance.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of the volatility management strategy. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI has delegated day-to-day portfolio management of the Managed Volatility Sleeve to Schroder Investment Management North America Inc. (“SIMNA”) and noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis and monitoring the implementation of the volatility management overlay model. The Board also considered presentations made by LFI management and SIMNA dedicated to an overview of the Fund and analysis of the Managed Volatility Sleeve. The Board concluded that LFI had appropriately reviewed and monitored SIMNA’s performance.

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The Board considered that LFI has delegated the day-to-day investment management of the Underlying Sleeve to unaffiliated subadvisers responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis and compliance reviews. The Board concluded that LFI had appropriately reviewed and monitored the subadvisers’ investment performance.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee was higher than the median net investment management fee of the Morningstar peer group. The Board considered that LFI had implemented an advisory fee waiver and expense limitation through April 30, 2025. The Board also considered that the Fund’s net expense ratio was lower than the median net expense ratio (including acquired fund fees and expenses (“AFFE”)) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee, coupled with the advisory fee waiver and expense limitation, was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that LFI had implemented an advisory fee waiver and an expense limitation for the Fund through April 30, 2025 and concluded that economies of scale were appropriately shared with investors.

Profitability. The Board also reviewed the estimated profitability of LFI with respect to the Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Managed Volatility Sleeve - Subadvisory and Sub-Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and SIMNA on behalf of the Fund, the Board considered the nature, extent and quality of services provided by SIMNA under the subadvisory agreement. The Board reviewed the services provided by SIMNA, the background of the investment professionals servicing the Fund and the reputation, resources and subadvisory experience of SIMNA. The Board considered that SIMNA uses an affiliated investment adviser, SIMNA Ltd., as sub-subadviser, in connection with the subadvisory services provided to the Fund. The Board also reviewed information provided regarding the structure of portfolio manager compensation, trading practices, risk management and compliance matters.

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Performance. The Board considered that SIMNA’s responsibility was to implement the volatility control strategy and that traditional measures of performance would not be relevant in assessing SIMNA’s implementation of the strategy. The Board also considered that the strategy is intended to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. The Board also considered a presentation by representatives of SIMNA regarding the performance of the Funds subadvised by SIMNA as well as presentations made by LFI management dedicated to analysis of the Managed Volatility Sleeve. The Board concluded that the services provided by SIMNA were satisfactory.

Subadvisory Fee and Economies of Scale. The Board considered the subadvisory fee schedule for SIMNA. The Board considered that LFI compensates SIMNA from its fees and that the subadvisory fee schedule was negotiated between LFI and SIMNA, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding SIMNA’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by SIMNA as to any additional benefits it would receive and noted SIMNA’s statement that the engagement may attract broker-dealers or investment advisers who may offer SIMNA the opportunity to participate in other lines of business, such as subadvisory, separate account wrap programs or model manager programs.

Underlying Sleeve - Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and ClearBridge Investments, LLC (“ClearBridge”) on behalf of the Fund, the Board considered the nature, extent and quality of services provided by ClearBridge under the subadvisory agreement. The Board reviewed the services provided by ClearBridge, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of ClearBridge. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

In considering the renewal of the subadvisory agreement between LFI and Franklin Advisers, Inc. (“Franklin”) on behalf of the Fund, the Board considered the nature, extent and quality of services provided by Franklin under the subadvisory agreement. The Board reviewed the services provided by Franklin, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of Franklin. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

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Performance. The Board considered that the subadvisers manage the Underlying Sleeve. In its review of performance, the Board considered the total return, standard deviation and Sharpe ratio data provided by Morningstar comparing the performance of the Underlying Sleeve of the Fund to a peer group of funds in the Morningstar Large Blend funds category and the S&P 500 Total Return USD Index. The Board noted LFI’s statements that underperformance since 2019 was primarily due to the smaller average market cap in the Clearbridge Aggressive Growth Sleeve of the Fund during a period when mega-cap stocks outperformed and that effective April 1, 2024, the Clearbridge Aggressive Growth sleeve was removed from the Fund.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule for Clearbridge, which contains breakpoints and the fees charged to other clients in similar strategies. The Board also reviewed the subadvisory fee schedule for Franklin, which contains breakpoints, as well as the fees charged to another fund by Franklin. The Board considered that LFI compensates Clearbridge and Franklin from its fees and that the subadvisory fee schedules were negotiated between LFI and Clearbridge and Franklin, respectively, which are unaffiliated with LFI. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. With respect to Clearbridge’s profitability, the Board considered Clearbridge’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by Clearbridge as to any additional benefits it receives and noted Clearbridge’s statement that its relationship with the Fund may enhance its name recognition in the investment community, allow for more favorable trade execution, provide additional access to the new issue market and research, which may positively affect Clearbridge’s ability to serve the Fund and other clients and obtains research with soft dollars.

With respect to Franklin’s profitability, the Board considered that the subadvisory fee schedule for Franklin was negotiated between LFI and Franklin, which is unaffiliated with LFI, and that LFI compensates Franklin from its fees. The Board reviewed materials provided as to any additional benefits it receives and noted Franklin’s statement that it may receive reputational benefits from its association with LFI and considered that Franklin may receive research and services with soft dollars related to brokerage commissions by the Fund that may be shared with advisory affiliates.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

5

Lincoln Variable Insurance Products Trust
2024 Board Considerations

Equity
Subadvised Funds

89 LVIP Dimensional International Core Equity Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with the subadviser (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data, and the subadviser, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar and the subadviser provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and the subadviser, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources and LFI’s criteria for review of a subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the respective Morningstar category.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of portfolio construction. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI does not manage the day-to-day investment portfolio of the Fund and has delegated those duties to an unaffiliated subadviser responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis, oversight of brokerage execution quality and compliance reviews. The Board concluded that LFI had appropriately reviewed and monitored the subadviser’s investment performance.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that LFI had implemented an expense limitation for the Fund through April 30, 2025. The Board concluded that economies of scale were appropriately shared with investors.

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Profitability. The Board also reviewed the estimated profitability of LFI with respect to the Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Dimensional Fund Advisors LP (“Dimensional”) on behalf of the LVIP Dimensional International Core Equity Fund, the Board considered the nature, extent and quality of services provided by Dimensional under the subadvisory agreement. The Board reviewed the services provided by Dimensional, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of Dimensional. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board reviewed the LVIP Dimensional International Core Equity Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Foreign Large Blend funds category and the MSCI World Ex USA NR USD Index. The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and the benchmark index for the one- and five-year periods and within range of the return of the Morningstar peer group median and below the return of the benchmark index for the three-year period. The Board considered LFI’s comments that the Fund’s greater emphasis on value stocks over the five-year period and bias towards small cap stocks for the one- and three-year periods detracted from relative returns versus the benchmark. The Board concluded that the services provided by Dimensional were satisfactory.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule, which includes a breakpoint and the fees of clients with similar strategies advised by Dimensional. The Board considered that LFI compensates Dimensional from its fees and that the subadvisory fee schedule was negotiated between LFI and Dimensional, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding Dimensional’s estimated range of profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by Dimensional as to any additional benefits it receives and noted that Dimensional may receive benefits associated with an increase in assets under management, including an enhanced ability to obtain better data about markets and strategy implementation, obtain more favorable trade execution, increased participation from brokers in implementing Dimensional’s proprietary trade processes and obtain improved services from various service providers.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

3

Lincoln Variable Insurance Products Trust

2024 board considerations

Managed Volatility Funds

24 LVIP Dimensional International Equity Managed Volatility Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii)  the renewal of the subadvisory agreement with Schroders Investment Management North America Inc. (“SIMNA”) (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), SIMNA and Morningstar (“Morningstar”) of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, SIMNA, Morningstar and Broadridge provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and SIMNA, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding the structure of portfolio manager compensation and compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement.

The Board considered that the Fund is managed with a managed volatility overlay using up to 20% of a Fund’s net assets (the “Managed Volatility Sleeve”) and that at least 80% of the Fund’s net assets are invested in an underlying fund or funds (the “Underlying Sleeve”). The managed volatility strategy consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility and seeks to reduce the impact on a Fund’s portfolio of significant market downturns during periods of high volatility. The Board considered that the Fund’s investments in exchange-traded futures and the resulting costs limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by each of (i) Broadridge comparing the performance of the Fund to a managed volatility fund peer group and risk controlled benchmark; and (ii) Morningstar comparing the performance of the Fund’s Underlying Sleeve to the performance of funds in a peer group of a Morningstar category underlying variable insurance products (each a “Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board considered complex-wide information provided by Broadridge, that assessed the overall LVIP Managed Volatility Fund returns compared to the aggregate returns of managed volatility funds from variable annuity sponsors and risk control benchmarks and peer group performance information by Broadridge. The Board also considered an impact analysis provided by LFI of the overlay/cash positions on the overall portfolio performance.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of the volatility management strategy. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI has delegated day-to-day portfolio management of the Fund’s Managed Volatility Sleeve to SIMNA and noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis and monitoring the implementation of the volatility management overlay model. The Board also considered presentations made by LFI management and SIMNA dedicated to an overview of the Fund and analysis of the Managed Volatility Sleeve. The Board concluded that LFI had appropriately reviewed and monitored SIMNA’s performance.

2

The Board reviewed performance of the Fund. In its review, the Board considered the total return and standard deviation data provided by Broadridge comparing the performance of the Fund to a managed volatility fund peer group and risk controlled benchmark and by Morningstar comparing the performance of the Underlying Sleeve to a peer group of funds in the Morningstar Foreign Large Value funds category and the MSCI ACWI Ex USA NR USD Index. The Board concluded that the services provided by LFI were satisfactory.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the investment management fee was lower than the median net investment management fee of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

Profitability. The Board also reviewed the estimated profitability of LFI with respect to each Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Managed Volatility Sleeve - Subadvisory and Sub-Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and SIMNA on behalf of the Fund, the Board considered the nature, extent and quality of services provided by SIMNA under the subadvisory agreement. The Board reviewed the services provided by SIMNA, the background of the investment professionals servicing the Fund and the reputation, resources and subadvisory experience of SIMNA. The Board considered that SIMNA has an affiliated investment adviser, SIMNA Ltd., as sub-subadviser in connection with the subadvisory services provided to the Fund. The Board also reviewed information provided regarding the structure of portfolio manager compensation, trading practices, risk management and compliance matters.

3

Performance. The Board considered that SIMNA’s responsibility was to implement volatility control strategy and that traditional measures of performance would not be relevant in assessing SIMNA’s implementation of the strategy. The Board also considered that the strategy is intended to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. The Board also considered a presentation by representatives of SIMNA regarding the performance of the Funds subadvised by SIMNA as well as presentations made by LFI management dedicated to analysis of the Managed Volatility Sleeve. The Board concluded that the services provided by SIMNA were satisfactory.

Subadvisory Fee and Economies of Scale. The Board considered the subadvisory fee schedule for SIMNA. The Board considered that LFI compensates SIMNA from its fees and that the subadvisory fee schedule was negotiated between LFI and SIMNA, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding SIMNA’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by SIMNA as to any additional benefits it would receive and noted SIMNA’s statement that the engagement may attract broker-dealers or investment advisers who may offer SIMNA the opportunity to participate in other lines of business, such as sub-advisory, separate account wrap programs or model manager programs.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

4

Lincoln Variable Insurance Products Trust
2024 Board Considerations

Equity
Subadvised Funds

62 LVIP Dimensional U.S. Core Equity 1 Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with the subadviser (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data, and the subadviser, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar and the subadviser provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and the subadviser, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources and LFI’s criteria for review of a subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the respective Morningstar category.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of portfolio construction. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI does not manage the day-to-day investment portfolio of the Fund and has delegated those duties to an unaffiliated subadviser responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis, oversight of brokerage execution quality and compliance reviews. The Board concluded that LFI had appropriately reviewed and monitored the subadviser’s investment performance.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had breakpoints in the investment management fee schedule and that LFI had implemented a partial advisory fee waiver for the Fund through April 30, 2025. The Board concluded that economies of scale were appropriately shared with investors.

2

Profitability. The Board also reviewed the estimated profitability of LFI with respect to the Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Dimensional Fund Advisors LP (“Dimensional”) on behalf of the Fund, the Board considered the nature, extent and quality of services provided by Dimensional under the subadvisory agreement. The Board reviewed the services provided by Dimensional, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of Dimensional. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board reviewed the LVIP Dimensional U.S. Core Equity 1 Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Large Blend funds category and the Russell 3000 Total Return USD Index. The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and the benchmark index for the one-year period, the same as the return of the Morningstar peer group median and above the return of the benchmark index for the three-year period and above the return of the Morningstar peer group median and below the return of the benchmark index for the five- and ten-year periods. The Board concluded that the services provided by Dimensional were satisfactory.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule, which includes a breakpoint and the fees of comparable accounts advised by Dimensional. The Board considered that LFI compensates Dimensional from its fees and that the subadvisory fee schedule was negotiated between LFI and Dimensional, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding Dimensional’s estimated range of profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by Dimensional as to any additional benefits it receives and noted that Dimensional may receive benefits associated with an increase in assets under management, including an enhanced ability to obtain better data about markets and strategy implementation, obtain more favorable trade execution, increased participation from brokers in implementing Dimensional’s proprietary trade processes and obtain improved services from various service providers.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

3

Lincoln Variable Insurance Products Trust
2024 Board Considerations

Equity
Subadvised Funds

63 LVIP Dimensional U.S. Core Equity 2 Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with the subadviser (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data, and the subadviser, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar and the subadviser provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and the subadviser, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources and LFI’s criteria for review of a subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the respective Morningstar category.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of portfolio construction. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI does not manage the day-to-day investment portfolio of the Fund and has delegated those duties to an unaffiliated subadviser responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis, oversight of brokerage execution quality and compliance reviews. The Board concluded that LFI had appropriately reviewed and monitored the subadviser’s investment performance.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee was the same as the median net investment management fee of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

2

Profitability. The Board also reviewed the estimated profitability of LFI with respect to the Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Dimensional Fund Advisors LP (“Dimensional”) on behalf of the Fund, the Board considered the nature, extent and quality of services provided by Dimensional under the subadvisory agreement. The Board reviewed the services provided by Dimensional, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of Dimensional. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board reviewed the LVIP Dimensional U.S. Core Equity 2 Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Large Blend funds category and the Russell 3000 Total Return USD Index. The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and the benchmark index for the one-year period, above the return of the Morningstar peer group median and the benchmark index for the three-year period and above the return of the Morningstar peer group median and below the return of the benchmark index for the five-year period. The Board concluded that the services provided by Dimensional were satisfactory.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule, which includes a breakpoint and the fees of comparable accounts advised by Dimensional. The Board considered that LFI compensates Dimensional from its fees and that the subadvisory fee schedule was negotiated between LFI and Dimensional, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding Dimensional’s estimated range of profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by Dimensional as to any additional benefits it receives and noted that Dimensional may receive benefits associated with an increase in assets under management, including an enhanced ability to obtain better data about markets and strategy implementation, obtain more favorable trade execution, increased participation from brokers in implementing Dimensional’s proprietary trade processes and obtain improved services from various service providers.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

3

Lincoln Variable Insurance Products Trust

2024 board considerations

Managed Volatility Funds

16 LVIP Dimensional U.S. Equity Managed Volatility Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii)  the renewal of the subadvisory agreement with Schroders Investment Management North America Inc. (“SIMNA”) (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), SIMNA and Morningstar (“Morningstar”) of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, SIMNA, Morningstar and Broadridge provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and SIMNA, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding the structure of portfolio manager compensation and compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement.

The Board considered that the Fund is managed with a managed volatility overlay using up to 20% of a Fund’s net assets (the “Managed Volatility Sleeve”) and that at least 80% of the Fund’s net assets are invested in an underlying fund or funds (the “Underlying Sleeve”). The managed volatility strategy consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility and seeks to reduce the impact on a Fund’s portfolio of significant market downturns during periods of high volatility. The Board considered that the Fund’s investments in exchange-traded futures and the resulting costs limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by each of (i) Broadridge comparing the performance of the Fund to a managed volatility fund peer group and risk controlled benchmark; and (ii) Morningstar comparing the performance of the Fund’s Underlying Sleeve to the performance of funds in a peer group of a Morningstar category underlying variable insurance products (each a “Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board considered complex-wide information provided by Broadridge, that assessed the overall LVIP Managed Volatility Fund returns compared to the aggregate returns of managed volatility funds from variable annuity sponsors and risk control benchmarks and peer group performance information by Broadridge. The Board also considered an impact analysis provided by LFI of the overlay/cash positions on the overall portfolio performance.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of the volatility management strategy. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI has delegated day-to-day portfolio management of the Fund’s Managed Volatility Sleeve to SIMNA and noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis and monitoring the implementation of the volatility management overlay model. The Board also considered presentations made by LFI management and SIMNA dedicated to an overview of the Fund and analysis of the Managed Volatility Sleeve. The Board concluded that LFI had appropriately reviewed and monitored SIMNA’s performance.

2

The Board reviewed performance of the Fund. In its review, the Board considered the total return and standard deviation data provided by Broadridge comparing the performance of the Fund to a managed volatility fund peer group and risk controlled benchmark and by Morningstar comparing the performance of the Underlying Sleeve to a peer group of funds in the Morningstar Large Blend funds category and the Russell 3000 Total Return USD Index. The Board concluded that the services provided by LFI were satisfactory.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that LFI had implemented a partial advisory fee waiver for the Fund through April 30, 2025 and concluded that economies of scale were appropriately shared with investors.

Profitability. The Board also reviewed the estimated profitability of LFI with respect to each Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Managed Volatility Sleeve - Subadvisory and Sub-Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and SIMNA on behalf of the Fund, the Board considered the nature, extent and quality of services provided by SIMNA under the subadvisory agreement. The Board reviewed the services provided by SIMNA, the background of the investment professionals servicing the Fund and the reputation, resources and subadvisory experience of SIMNA. The Board considered that SIMNA has an affiliated investment adviser, SIMNA Ltd., as sub-subadviser in connection with the subadvisory services provided to the Fund. The Board also reviewed information provided regarding the structure of portfolio manager compensation, trading practices, risk management and compliance matters.

3

Performance. The Board considered that SIMNA’s responsibility was to implement volatility control strategy and that traditional measures of performance would not be relevant in assessing SIMNA’s implementation of the strategy. The Board also considered that the strategy is intended to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. The Board also considered a presentation by representatives of SIMNA regarding the performance of the Funds subadvised by SIMNA as well as presentations made by LFI management dedicated to analysis of the Managed Volatility Sleeve. The Board concluded that the services provided by SIMNA were satisfactory.

Subadvisory Fee and Economies of Scale. The Board considered the subadvisory fee schedule for SIMNA. The Board considered that LFI compensates SIMNA from its fees and that the subadvisory fee schedule was negotiated between LFI and SIMNA, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding SIMNA’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by SIMNA as to any additional benefits it would receive and noted SIMNA’s statement that the engagement may attract broker-dealers or investment advisers who may offer SIMNA the opportunity to participate in other lines of business, such as sub-advisory, separate account wrap programs or model manager programs.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

4

Lincoln Variable Insurance Products Trust

2024 board considerations

Managed Volatility Funds

18 LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii)  the renewal of the subadvisory agreement with Schroders Investment Management North America Inc. (“SIMNA”) (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), SIMNA and Morningstar (“Morningstar”) of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, SIMNA, Morningstar and Broadridge provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and SIMNA, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding the structure of portfolio manager compensation and compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement.

The Board considered that the Fund is managed with a managed volatility overlay using up to 20% of a Fund’s net assets (the “Managed Volatility Sleeve”) and that at least 80% of the Fund’s net assets are invested in an underlying fund or funds (the “Underlying Sleeve”). The managed volatility strategy consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility and seeks to reduce the impact on a Fund’s portfolio of significant market downturns during periods of high volatility. The Board considered that the Fund’s investments in exchange-traded futures and the resulting costs limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by each of (i) Broadridge comparing the performance of the Fund to a managed volatility fund peer group and risk controlled benchmark; and (ii) Morningstar comparing the performance of the Fund’s Underlying Sleeve to the performance of funds in a peer group of a Morningstar category underlying variable insurance products (each a “Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board considered complex-wide information provided by Broadridge, that assessed the overall LVIP Managed Volatility Fund returns compared to the aggregate returns of managed volatility funds from variable annuity sponsors and risk control benchmarks and peer group performance information by Broadridge. The Board also considered an impact analysis provided by LFI of the overlay/cash positions on the overall portfolio performance.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of the volatility management strategy. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI has delegated day-to-day portfolio management of the Fund’s Managed Volatility Sleeve to SIMNA and noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis and monitoring the implementation of the volatility management overlay model. The Board also considered presentations made by LFI management and SIMNA dedicated to an overview of the Fund and analysis of the Managed Volatility Sleeve. The Board concluded that LFI had appropriately reviewed and monitored SIMNA’s performance.

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The Board reviewed performance of the Fund. In its review, the Board considered the total return and standard deviation data provided by Broadridge comparing the performance of the Fund to a managed volatility fund peer group and risk controlled benchmark and by Morningstar comparing the performance of the Underlying Sleeve to a peer group of funds in the Morningstar Large Blend funds category and the S&P 500 Total Return USD Index. The Board concluded that the services provided by LFI were satisfactory.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver and expense limitation through April 30, 2025. The Board noted that the net investment management fee, giving effect to the advisory fee waiver and expense limitation, was lower than the median net investment management fee of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee, coupled with the advisory fee waiver and expense limitation, was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that LFI had implemented an advisory fee waiver and an expense limitation for the Fund through April 30, 2025 and concluded that economies of scale were appropriately shared with investors.

Profitability. The Board also reviewed the estimated profitability of LFI with respect to each Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Managed Volatility Sleeve - Subadvisory and Sub-Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and SIMNA on behalf of the Fund, the Board considered the nature, extent and quality of services provided by SIMNA under the subadvisory agreement. The Board reviewed the services provided by SIMNA, the background of the investment professionals servicing the Fund and the reputation, resources and subadvisory experience of SIMNA. The Board considered that SIMNA has an affiliated investment adviser, SIMNA Ltd., as sub-subadviser in connection with the subadvisory services provided to the Fund. The Board also reviewed information provided regarding the structure of portfolio manager compensation, trading practices, risk management and compliance matters.

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Performance. The Board considered that SIMNA’s responsibility was to implement volatility control strategy and that traditional measures of performance would not be relevant in assessing SIMNA’s implementation of the strategy. The Board also considered that the strategy is intended to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. The Board also considered a presentation by representatives of SIMNA regarding the performance of the Funds subadvised by SIMNA as well as presentations made by LFI management dedicated to analysis of the Managed Volatility Sleeve. The Board concluded that the services provided by SIMNA were satisfactory.

Subadvisory Fee and Economies of Scale. The Board considered the subadvisory fee schedule for SIMNA. The Board considered that LFI compensates SIMNA from its fees and that the subadvisory fee schedule was negotiated between LFI and SIMNA, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding SIMNA’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by SIMNA as to any additional benefits it would receive and noted SIMNA’s statement that the engagement may attract broker-dealers or investment advisers who may offer SIMNA the opportunity to participate in other lines of business, such as sub-advisory, separate account wrap programs or model manager programs.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

4

Lincoln Variable Insurance Products Trust

2024 board considerations

Subadvised Managed Volatility Funds

25 LVIP Franklin Templeton Global Equity Managed Volatility Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with the subadviser (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar (“Morningstar”), of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, and the subadviser, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar, Broadridge and the subadviser provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and the subadviser, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources and LFI’s criteria for review of a subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement.

The Board considered that the Fund is managed with a managed volatility overlay using up to 20% of a Fund’s net assets (the “Managed Volatility Sleeve”). The managed volatility strategy consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility and seeks to reduce the impact on a Fund’s portfolio of significant market downturns during periods of high volatility. The remaining 80-100% of the Fund’s net assets is managed by a subadviser according to the investment mandate (the “Underlying Sleeve”). The Board considered that the Fund’s investments in exchange-traded futures and the resulting costs limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by each of (i) Broadridge comparing the performance of the Fund to a managed volatility fund peer group and risk controlled benchmark; and (ii) Morningstar comparing the performance of the Fund’s Underlying Sleeve to the performance of funds in a peer group of a Morningstar category underlying variable insurance products (each a “Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board considered complex-wide information provided by Broadridge that assessed the overall LVIP Managed Volatility Fund returns compared to the aggregate returns of managed volatility funds from variable annuity sponsors and risk control benchmarks and peer group performance information by Broadridge. The Board also considered an impact analysis provided by LFI of the overlay cash positions on the overall portfolio performance.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of the volatility management strategy. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI has delegated day-to-day portfolio management of the Managed Volatility Sleeve to Schroder Investment Management North America Inc. (“SIMNA”) and noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis and monitoring the implementation of the volatility management overlay model. The Board also considered presentations made by LFI management and SIMNA dedicated to an overview of the Fund and analysis of the Managed Volatility Sleeve. The Board concluded that LFI had appropriately reviewed and monitored SIMNA’s performance.

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The Board considered that LFI has delegated the day-to-day investment management of the Underlying Sleeve to unaffiliated subadvisers responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis and compliance reviews. The Board concluded that LFI had appropriately reviewed and monitored the subadviser’s investment performance.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented a partial advisory fee waiver through April 30, 2025. The Board noted that the net investment management fee, giving effect to the partial advisory fee waiver, was the same as the median net investment management fee of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee, coupled with the partial advisory fee waiver, was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had breakpoints in the investment management fee schedule and that LFI had implemented a partial advisory fee waiver through April 30, 2025. The Board concluded that economies of scale were appropriately shared with investors.

Profitability. The Board also reviewed the estimated profitability of LFI with respect to the Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Managed Volatility Sleeve - Subadvisory and Sub-Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and SIMNA on behalf of the Fund, the Board considered the nature, extent and quality of services provided by SIMNA under the subadvisory agreement. The Board reviewed the services provided by SIMNA, the background of the investment professionals servicing the Fund and the reputation, resources and subadvisory experience of SIMNA. The Board considered that SIMNA uses an affiliated investment adviser, SIMNA Ltd., as sub-subadviser, in connection with the subadvisory services provided to the Fund. The Board also reviewed information provided regarding the structure of portfolio manager compensation, trading practices, risk management and compliance matters.

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Performance. The Board considered that SIMNA’s responsibility was to implement the volatility control strategy and that traditional measures of performance would not be relevant in assessing SIMNA’s implementation of the strategy. The Board also considered that the strategy is intended to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. The Board also considered a presentation by representatives of SIMNA regarding the performance of the Funds subadvised by SIMNA as well as presentations made by LFI management dedicated to analysis of the Managed Volatility Sleeve. The Board concluded that the services provided by SIMNA were satisfactory.

Subadvisory Fee and Economies of Scale. The Board considered the subadvisory fee schedule for SIMNA. The Board considered that LFI compensates SIMNA from its fees and that the subadvisory fee schedule was negotiated between LFI and SIMNA, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding SIMNA’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by SIMNA as to any additional benefits it would receive and noted SIMNA’s statement that the engagement may attract broker-dealers or investment advisers who may offer SIMNA the opportunity to participate in other lines of business, such as subadvisory, separate account wrap programs or model manager programs.

Underlying Sleeve - Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreements between LFI and Templeton Investment Counsel, LLC, Franklin Advisers, Inc., and Franklin Mutual Advisers, LLC (together, the “Franklin Templeton Advisers”), each on behalf of the Fund, the Board considered the nature, extent and quality of services provided by the Franklin Templeton Advisers under each of the subadvisory agreements. The Board reviewed the services provided, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of the Franklin Templeton Advisers. The Board also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board considered that the subadvisers manage the Underlying Sleeve. In its review of performance, the Board considered the total return, standard deviation, and Sharpe ratio data provided by Morningstar comparing the performance of the Underlying Sleeve to a peer group of funds in the Morningstar Global Large-Stock Blend funds category and the MSCI World Net Return USD Index. The Board concluded that the services provided by the Franklin Templeton Advisers were satisfactory.

Subadvisory Fee and Economies of Scale. The Board considered the subadvisory fee schedules, three of which contain breakpoints, and noted the statement by the Franklin Templeton Advisers that it does not subadvise other portfolios with similar strategies. The Board considered that LFI compensates the Franklin Templeton Advisers from its fees and that the subadvisory fee schedules were negotiated between LFI and the Franklin Templeton Advisers, which are unaffiliated with LFI. The Board concluded that the subadvisory fees were reasonable.

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Profitability and Fallout Benefits. With respect to profitability, the Board considered that the subadvisory fee schedules were negotiated between LFI and Franklin Templeton Advisers, which are unaffiliated with LFI, and that LFI compensates the Franklin Templeton Advisers from its fees. The Board reviewed materials provided by the Franklin Templeton Advisers as to any additional benefits they receive and noted their statement that they may receive reputational benefits from their association with LFI and considered that the Franklin Templeton Advisers may receive research and services with soft dollars related to brokerage commissions by the Fund that may be shared with advisory affiliates.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

5

Lincoln Variable Insurance Products Trust
2024 Board Considerations

Equity
Subadvised Funds

96 LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with the subadviser (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data, and the subadviser, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar and the subadviser provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and the subadviser, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources and LFI’s criteria for review of a subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the respective Morningstar category.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of portfolio construction. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI does not manage the day-to-day investment portfolio of the Fund and has delegated those duties to an unaffiliated subadviser responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis, oversight of brokerage execution quality and compliance reviews. The Board concluded that LFI had appropriately reviewed and monitored the subadviser’s investment performance.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee for the Fund was lower than the median net investment management fee of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had a breakpoint in its investment management fee schedule and that LFI had implemented a partial advisory fee waiver on assets up to $500 million through April 30, 2025. The Board concluded that economies of scale were appropriately shared with investors.

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Profitability. The Board also reviewed the estimated profitability of LFI with respect to the Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Franklin Advisers, Inc (“Franklin”), on behalf of LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund, the Board considered the nature, extent and quality of services provided by Franklin under the subadvisory agreement. The Board reviewed the services provided, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of Franklin. The Board also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board reviewed the LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Diversified Emerging Markets category and the MSCI Emerging Markets NR USD Index for various periods ended March 31, 2024. The Board noted that the Fund’s total return was above the total return of the Morningstar peer group median and the benchmark index for the one-year period. The Board considered that, effective April 11, 2023, the name and investment strategies of the Fund were changed to transition the Fund from a two-factor to a multi-factor investment approach, that Franklin replaced the Fund’s prior investment subadviser and that performance information prior to this time was not relevant. The Board concluded that the services provided by Franklin were satisfactory.

Subadvisory Fees and Economies of Scale. The Board reviewed the subadvisory fee schedule and noted Franklin’s statement that it advises no comparable accounts. The Board considered that LFI compensates Franklin from its fees and that the subadvisory fee schedule was negotiated between LFI and Franklin. The Board concluded that the subadvisory fees for the Fund were reasonable.

Profitability and Fallout Benefits. The Board considered that the subadvisory fee schedule was negotiated between LFI and Franklin, which is unaffiliated with LFI, and that LFI compensates Franklin from its fees. The Board reviewed materials provided by Franklin as to any additional benefits it receives and noted its statement that it may receive reputational benefits from its association with LFI and considered that Franklin may receive research and services with soft dollars related to brokerage commissions by the Fund that may be shared with advisory affiliates.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

3

Lincoln Variable Insurance Products Trust
2024 Board Considerations

Equity
Subadvised Funds

93 LVIP Franklin Templeton Multi-Factor International Equity Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with the subadviser (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data, and the subadviser, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar and the subadviser provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and the subadviser, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources and LFI’s criteria for review of a subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the respective Morningstar category.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of portfolio construction. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI does not manage the day-to-day investment portfolio of the Fund and has delegated those duties to an unaffiliated subadviser responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis, oversight of brokerage execution quality and compliance reviews. The Board concluded that LFI had appropriately reviewed and monitored the subadviser’s investment performance.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee for the Fund was lower than the median net investment management fee of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had a breakpoint in its investment management fee schedule and that LFI had implemented a partial advisory fee waiver on assets up to $500 million through April 30, 2025. The Board concluded that economies of scale were appropriately shared with investors.

2

Profitability. The Board also reviewed the estimated profitability of LFI with respect to the Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Franklin Advisers, Inc (“Franklin”), on behalf of LVIP Franklin Templeton Multi-Factor International Equity Fund, the Board considered the nature, extent and quality of services provided by Franklin under the subadvisory agreement. The Board reviewed the services provided, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of Franklin. The Board also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board reviewed the LVIP Franklin Templeton Multi-Factor International Equity Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Foreign Large Value category and the MSCI EAFE NR USD Index for various periods ended March 31, 2024. The Board noted that the Fund’s total return was above the total return of the Morningstar peer group median and the benchmark index for the one-year period. The Board considered that, effective April 11, 2023, the name and investment strategies of the Fund were changed to transition the Fund from a two-factor to a multi-factor investment approach, that Franklin replaced the Fund’s prior investment subadviser and that performance information prior to this time was not relevant. The Board concluded that the services provided by Franklin were satisfactory.

Subadvisory Fees and Economies of Scale. The Board reviewed the subadvisory fee schedule and noted Franklin’s statement that it advises no comparable accounts. The Board considered that LFI compensates Franklin from its fees and that the subadvisory fee schedule was negotiated between LFI and Franklin. The Board concluded that the subadvisory fees for the Fund were reasonable.

Profitability and Fallout Benefits. The Board considered that the subadvisory fee schedule was negotiated between LFI and Franklin, which is unaffiliated with LFI, and that LFI compensates Franklin from its fees. The Board reviewed materials provided by Franklin as to any additional benefits it receives and noted its statement that it may receive reputational benefits from its association with LFI and considered that Franklin may receive research and services with soft dollars related to brokerage commissions by the Fund that may be shared with advisory affiliates.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

3

Lincoln Variable Insurance Products Trust
2024 Board Considerations

Equity
Subadvised Funds

66 LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with the subadviser (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data, and the subadviser, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar and the subadviser provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and the subadviser, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources and LFI’s criteria for review of a subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the respective Morningstar category.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of portfolio construction. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI does not manage the day-to-day investment portfolio of the Fund and has delegated those duties to an unaffiliated subadviser responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis, oversight of brokerage execution quality and compliance reviews. The Board concluded that LFI had appropriately reviewed and monitored the subadviser’s investment performance.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee for the Fund was lower than the median net investment management fee of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had a breakpoint in its investment management fee schedule and that LFI had implemented a partial advisory fee waiver on assets up to $500 million through April 30, 2025. The Board concluded that economies of scale were appropriately shared with investors.

2

Profitability. The Board also reviewed the estimated profitability of LFI with respect to the Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Franklin Advisers, Inc (“Franklin”), on behalf of LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund, the Board considered the nature, extent and quality of services provided by Franklin under the subadvisory agreement. The Board reviewed the services provided, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of Franklin. The Board also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board reviewed the LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Large Value category and the S&P 500 Total Return USD Index for various periods ended March 31, 2024. The Board noted that the Fund’s total return was above the total return of the Morningstar peer group median and the benchmark index for the one-year period. The Board considered that, effective April 11, 2023, the name and investment strategies of the Fund were changed to transition the Fund from a two-factor to a multi-factor investment approach, that Franklin replaced the Fund’s prior investment subadviser and that performance information prior to this time was not relevant. The Board concluded that the services provided by Franklin were satisfactory.

Subadvisory Fees and Economies of Scale. The Board reviewed the subadvisory fee schedule and noted Franklin’s statement that it advises no comparable accounts. The Board considered that LFI compensates Franklin from its fees and that the subadvisory fee schedule was negotiated between LFI and Franklin. The Board concluded that the subadvisory fees for the Fund were reasonable.

Profitability and Fallout Benefits. The Board considered that the subadvisory fee schedule was negotiated between LFI and Franklin, which is unaffiliated with LFI, and that LFI compensates Franklin from its fees. The Board reviewed materials provided by Franklin as to any additional benefits it receives and noted its statement that it may receive reputational benefits from its association with LFI and considered that Franklin may receive research and services with soft dollars related to brokerage commissions by the Fund that may be shared with advisory affiliates.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

3

Lincoln Variable Insurance Products Trust
2024 Board Considerations

Equity
Subadvised Funds

79 LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with the subadviser (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data, and the subadviser, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar and the subadviser provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and the subadviser, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources and LFI’s criteria for review of a subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the respective Morningstar category.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of portfolio construction. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI does not manage the day-to-day investment portfolio of the Fund and has delegated those duties to an unaffiliated subadviser responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis, oversight of brokerage execution quality and compliance reviews. The Board concluded that LFI had appropriately reviewed and monitored the subadviser’s investment performance.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee for the Fund was lower than the median net investment management fee of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had a breakpoint in its investment management fee schedule and that LFI had implemented a partial advisory fee waiver on assets up to $500 million through April 30, 2025. The Board concluded that economies of scale were appropriately shared with investors.

2

Profitability. The Board also reviewed the estimated profitability of LFI with respect to the Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Franklin Advisers, Inc (“Franklin”), on behalf of LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund, the Board considered the nature, extent and quality of services provided by Franklin under the subadvisory agreement. The Board reviewed the services provided, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of Franklin. The Board also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board reviewed the LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Small Value category and the Russell 2000 Total Return USD Index for various periods ended March 31, 2024. The Board noted that the Fund’s total return was above the total return of the Morningstar peer group median and the benchmark index for the one-year period. The Board considered that, effective April 11, 2023, the name and investment strategies of the Fund were changed to transition the Fund from a two-factor to a multi-factor investment approach, that Franklin replaced the Fund’s prior investment subadviser and that performance information prior to this time was not relevant. The Board concluded that the services provided by Franklin were satisfactory.

Subadvisory Fees and Economies of Scale. The Board reviewed the subadvisory fee schedule and noted Franklin’s statement that it advises no comparable accounts. The Board considered that LFI compensates Franklin from its fees and that the subadvisory fee schedule was negotiated between LFI and Franklin. The Board concluded that the subadvisory fees for the Fund were reasonable.

Profitability and Fallout Benefits. The Board considered that the subadvisory fee schedule was negotiated between LFI and Franklin, which is unaffiliated with LFI, and that LFI compensates Franklin from its fees. The Board reviewed materials provided by Franklin as to any additional benefits it receives and noted its statement that it may receive reputational benefits from its association with LFI and considered that Franklin may receive research and services with soft dollars related to brokerage commissions by the Fund that may be shared with advisory affiliates.

3

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

4

Lincoln Variable Insurance Products Trust
2024 BOARD CONSIDERATIONS

Managed Risk Funds

1 LVIP Global Conservative Allocation Managed Risk Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with Milliman Financial Risk Management LLC (“Milliman”) (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar (“Morningstar”) of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data and Milliman, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar, Broadridge and Milliman provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and Milliman, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement.

The Board considered that the Fund is managed with a risk management strategy using up to 20% of the Fund’s net assets (the “Risk-Management Sleeve”) and that at least 80% of the Fund’s net assets are invested in an underlying fund or funds (the “Underlying Sleeve”). The Board considered that the risk management strategy was designed to stabilize overall portfolio volatility (that is, variance in the Fund’s investment returns) and reduce the downside exposure of the Fund during significant market downturns by selling (short) (i.e., hedging) positions in exchange-traded futures contracts. The Board considered that the Fund’s investments in exchange-traded futures and the resulting costs limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by each of (i) Broadridge comparing the performance of the Fund to a managed volatility fund peer group and risk controlled benchmark; and (ii) Morningstar comparing the performance of the Fund’s Underlying Sleeve to the performance of funds in a peer group of a Morningstar category underlying variable insurance products (each a “Morningstar peer group”) and a benchmark index for the one-, three- and five-year periods, as applicable, ended March 31, 2024. The Board considered complex-wide information provided by Broadridge that assessed the overall LVIP Managed Risk Fund returns compared to the aggregate returns of managed volatility funds from variable annuity sponsors and risk control benchmarks and peer group performance information provided by Broadridge. The Board also considered an impact analysis provided by LFI of the overlay/cash positions on the overall portfolio performance.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a custom benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of the volatility management strategy. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI has delegated day-to-day portfolio management of the Fund's Risk-Management Sleeve to Milliman and noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis and monitoring the implementation of the risk management overlay model. The Board also considered presentations made by LFI management and Milliman dedicated to an overview of the Fund and implementation of the model. The Board concluded that LFI had appropriately reviewed and monitored Milliman’s performance.

2

The Board reviewed the performance of the Fund. In its review, the Board considered the total return and standard deviation data provided by Broadridge comparing the performance of the Fund to a managed volatility fund peer group and risk controlled benchmark and Morningstar comparing the performance of the Fund’s Underlying Sleeve to peer group information of funds included in the Morningstar Moderately Conservative Allocation funds category and the Fund’s custom benchmark index, the Conservative Blended Composite. The Board concluded that the services provided by LFI were satisfactory.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee of the Fund was higher than the median net investment management fee of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that LFI had implemented a partial advisory fee waiver for the Fund through April 30, 2025. The Board concluded that economies of scale were appropriately shared with investors.

Profitability. The Board also reviewed the estimated profitability of LFI with respect to the Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Risk-Management Sleeve - Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Milliman on behalf of the Fund, the Board considered the nature, extent and quality of services provided by Milliman under the subadvisory agreement. The Board reviewed the services provided by Milliman, the background of the investment professionals servicing the Fund and the reputation, resources and subadvisory experience of Milliman. It also reviewed information provided regarding the structure of portfolio manager compensation, trading practices, risk management and compliance matters.

3

Performance. The Board considered that Milliman’s responsibility was to implement trading based on the managed risk model and that traditional measures of performance would not be relevant in assessing Milliman’s implementation of the model. The Board also considered a presentation by representatives of Milliman regarding the performance of the Funds subadvised by Milliman as well as presentations made by LFI management dedicated to analysis of the Risk-Management Sleeve. The Board concluded that the services provided by Milliman were satisfactory.

Subadvisory Fee and Economies of Scale. The Board considered the subadvisory fee schedule for Milliman. The Board considered that LFI compensates Milliman from its fees and that the subadvisory fee schedule was negotiated between LFI and Milliman, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding Milliman’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by Milliman as to any additional benefits it receives and noted that Milliman indicated that its business in the aggregate derives non-pecuniary benefits from synergies related to conducting risk management programs for clients in large volume, among them trading, operations, compliance and research and that Milliman may receive intangible benefits from association with the Fund, such as favorable publicity in relevant markets.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

4

Lincoln Variable Insurance Products Trust
2024 BOARD CONSIDERATIONS

Managed Risk Funds

3 LVIP Global Growth Allocation Managed Risk Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with Milliman Financial Risk Management LLC (“Milliman”) (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar (“Morningstar”) of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data and Milliman, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar, Broadridge and Milliman provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and Milliman, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement.

The Board considered that the Fund is managed with a risk management strategy using up to 20% of the Fund’s net assets (the “Risk-Management Sleeve”) and that at least 80% of the Fund’s net assets are invested in an underlying fund or funds (the “Underlying Sleeve”). The Board considered that the risk management strategy was designed to stabilize overall portfolio volatility (that is, variance in the Fund’s investment returns) and reduce the downside exposure of the Fund during significant market downturns by selling (short) (i.e., hedging) positions in exchange-traded futures contracts. The Board considered that the Fund’s investments in exchange-traded futures and the resulting costs limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by each of (i) Broadridge comparing the performance of the Fund to a managed volatility fund peer group and risk controlled benchmark; and (ii) Morningstar comparing the performance of the Fund’s Underlying Sleeve to the performance of funds in a peer group of a Morningstar category underlying variable insurance products (each a “Morningstar peer group”) and a benchmark index for the one-, three- and five-year periods, as applicable, ended March 31, 2024. The Board considered complex-wide information provided by Broadridge that assessed the overall LVIP Managed Risk Fund returns compared to the aggregate returns of managed volatility funds from variable annuity sponsors and risk control benchmarks and peer group performance information provided by Broadridge. The Board also considered an impact analysis provided by LFI of the overlay/cash positions on the overall portfolio performance.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a custom benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of the volatility management strategy. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI has delegated day-to-day portfolio management of the Fund's Risk-Management Sleeve to Milliman and noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis and monitoring the implementation of the risk management overlay model. The Board also considered presentations made by LFI management and Milliman dedicated to an overview of the Fund and implementation of the model. The Board concluded that LFI had appropriately reviewed and monitored Milliman’s performance.

2

The Board reviewed the performance of the Fund. In its review, the Board considered the total return and standard deviation data provided by Broadridge comparing the performance of the Fund to a managed volatility fund peer group and risk controlled benchmark and Morningstar comparing the performance of the Fund’s Underlying Sleeve to peer group information of funds included in the Morningstar Moderate Allocation funds category and the Fund’s custom benchmark index, the Growth Blended Composite. The Board concluded that the services provided by LFI were satisfactory.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee of the Fund was higher than the median net investment management fee of the Morningstar peer group. The Board considered that the net expense ratio of the Fund (plus acquired fund fees and expenses (“AFFE”)) was the same as the median net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that LFI had implemented a partial advisory fee waiver for the Fund through April 30, 2025. The Board concluded that economies of scale were appropriately shared with investors.

Profitability. The Board also reviewed the estimated profitability of LFI with respect to the Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Risk-Management Sleeve - Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Milliman on behalf of the Fund, the Board considered the nature, extent and quality of services provided by Milliman under the subadvisory agreement. The Board reviewed the services provided by Milliman, the background of the investment professionals servicing the Fund and the reputation, resources and subadvisory experience of Milliman. It also reviewed information provided regarding the structure of portfolio manager compensation, trading practices, risk management and compliance matters.

3

Performance. The Board considered that Milliman’s responsibility was to implement trading based on the managed risk model and that traditional measures of performance would not be relevant in assessing Milliman’s implementation of the model. The Board also considered a presentation by representatives of Milliman regarding the performance of the Funds subadvised by Milliman as well as presentations made by LFI management dedicated to analysis of the Risk-Management Sleeve. The Board concluded that the services provided by Milliman were satisfactory.

Subadvisory Fee and Economies of Scale. The Board considered the subadvisory fee schedule for Milliman. The Board considered that LFI compensates Milliman from its fees and that the subadvisory fee schedule was negotiated between LFI and Milliman, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding Milliman’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by Milliman as to any additional benefits it receives and noted that Milliman indicated that its business in the aggregate derives non-pecuniary benefits from synergies related to conducting risk management programs for clients in large volume, among them trading, operations, compliance and research and that Milliman may receive intangible benefits from association with the Fund, such as favorable publicity in relevant markets.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

4

Lincoln Variable Insurance Products Trust
2024 BOARD CONSIDERATIONS

Managed Risk Funds

2 LVIP Global Moderate Allocation Managed Risk Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with Milliman Financial Risk Management LLC (“Milliman”) (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar (“Morningstar”) of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data and Milliman, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar, Broadridge and Milliman provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and Milliman, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement.

The Board considered that the Fund is managed with a risk management strategy using up to 20% of the Fund’s net assets (the “Risk-Management Sleeve”) and that at least 80% of the Fund’s net assets are invested in an underlying fund or funds (the “Underlying Sleeve”). The Board considered that the risk management strategy was designed to stabilize overall portfolio volatility (that is, variance in the Fund’s investment returns) and reduce the downside exposure of the Fund during significant market downturns by selling (short) (i.e., hedging) positions in exchange-traded futures contracts. The Board considered that the Fund’s investments in exchange-traded futures and the resulting costs limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by each of (i) Broadridge comparing the performance of the Fund to a managed volatility fund peer group and risk controlled benchmark; and (ii) Morningstar comparing the performance of the Fund’s Underlying Sleeve to the performance of funds in a peer group of a Morningstar category underlying variable insurance products (each a “Morningstar peer group”) and a benchmark index for the one-, three- and five-year periods, as applicable, ended March 31, 2024. The Board considered complex-wide information provided by Broadridge that assessed the overall LVIP Managed Risk Fund returns compared to the aggregate returns of managed volatility funds from variable annuity sponsors and risk control benchmarks and peer group performance information provided by Broadridge. The Board also considered an impact analysis provided by LFI of the overlay/cash positions on the overall portfolio performance.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a custom benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of the volatility management strategy. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI has delegated day-to-day portfolio management of the Fund's Risk-Management Sleeve to Milliman and noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis and monitoring the implementation of the risk management overlay model. The Board also considered presentations made by LFI management and Milliman dedicated to an overview of the Fund and implementation of the model. The Board concluded that LFI had appropriately reviewed and monitored Milliman’s performance.

2

The Board reviewed the performance of the Fund. In its review, the Board considered the total return and standard deviation data provided by Broadridge comparing the performance of the Fund to a managed volatility fund peer group and risk controlled benchmark and Morningstar comparing the performance of the Fund’s Underlying Sleeve to peer group information of funds included in the Morningstar Moderate Allocation funds category and the Fund’s custom benchmark index, the Moderate Blended Composite. The Board concluded that the services provided by LFI were satisfactory.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee of the Fund was higher than the median net investment management fee of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that LFI had implemented a partial advisory fee waiver for the Fund through April 30, 2025. The Board concluded that economies of scale were appropriately shared with investors.

Profitability. The Board also reviewed the estimated profitability of LFI with respect to the Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Risk-Management Sleeve - Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Milliman on behalf of the Fund, the Board considered the nature, extent and quality of services provided by Milliman under the subadvisory agreement. The Board reviewed the services provided by Milliman, the background of the investment professionals servicing the Fund and the reputation, resources and subadvisory experience of Milliman. It also reviewed information provided regarding the structure of portfolio manager compensation, trading practices, risk management and compliance matters.

3

Performance. The Board considered that Milliman’s responsibility was to implement trading based on the managed risk model and that traditional measures of performance would not be relevant in assessing Milliman’s implementation of the model. The Board also considered a presentation by representatives of Milliman regarding the performance of the Funds subadvised by Milliman as well as presentations made by LFI management dedicated to analysis of the Risk-Management Sleeve. The Board concluded that the services provided by Milliman were satisfactory.

Subadvisory Fee and Economies of Scale. The Board considered the subadvisory fee schedule for Milliman. The Board considered that LFI compensates Milliman from its fees and that the subadvisory fee schedule was negotiated between LFI and Milliman, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding Milliman’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by Milliman as to any additional benefits it receives and noted that Milliman indicated that its business in the aggregate derives non-pecuniary benefits from synergies related to conducting risk management programs for clients in large volume, among them trading, operations, compliance and research and that Milliman may receive intangible benefits from association with the Fund, such as favorable publicity in relevant markets.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

4

Lincoln Variable Insurance Products Trust
2024 Board Considerations

Fixed Income
Subadvised Funds

106 LVIP Government Money Market Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with the subadviser (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data, and the subadviser, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar and the subadviser provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and the subadviser, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources and LFI’s criteria for review of a subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the respective Morningstar category.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of portfolio construction decisions. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI does not manage the day-to-day investment portfolio of the Fund and has delegated those duties to an unaffiliated subadviser responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis and compliance reviews. The Board concluded that LFI had appropriately reviewed and monitored the subadviser’s investment performance.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee was higher than the median net investment management fee of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had breakpoints in the investment management fee schedule and had implemented an advisory fee waiver for the Fund through April 30, 2025. The Board concluded that economies of scale were appropriately shared with investors.

2

Profitability. The Board also reviewed the estimated profitability of LFI with respect to each Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and BlackRock Advisors, LLC. (“BlackRock”) on behalf of the Fund, the Board considered the nature, extent and quality of services provided by BlackRock under the subadvisory agreement. The Board reviewed the services provided by BlackRock, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of BlackRock. It also reviewed information provided regarding the structure of portfolio manager compensation, risk management and compliance matters.

Performance. The Board reviewed the Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Prime Money Market funds category and the FTSE Treasury Bill 3 Month USD Index. The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and the benchmark index for the one-, three-, five- and ten-year periods. The Board determined that the services provided by BlackRock were satisfactory.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule for the Fund, which includes breakpoints, as well as information on comparable accounts subadvised by BlackRock. The Board considered that LFI compensates BlackRock from its fees and that the subadvisory fee schedule was negotiated between LFI and BlackRock, an unaffiliated third party of LFI. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding BlackRock’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by BlackRock as to any additional benefits it receives and noted that BlackRock stated that the engagement may raise its profile in the broker-dealer community, provide potential scale-related benefits and increase analyst coverage for BlackRock proprietary products.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

3

Lincoln Variable Insurance Products Trust

2024 board considerations

Subadvised Managed Volatility Funds

17 LVIP Invesco Select Equity Income Managed Volatility Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with the subadviser (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar (“Morningstar”), of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, and the subadviser, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar, Broadridge and the subadviser provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and the subadviser, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources and LFI’s criteria for review of a subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement.

The Board considered that the Fund is managed with a managed volatility overlay using up to 20% of a Fund’s net assets (the “Managed Volatility Sleeve”). The managed volatility strategy consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility and seeks to reduce the impact on a Fund’s portfolio of significant market downturns during periods of high volatility. The remaining 80-100% of the Fund’s net assets is managed by a subadviser according to the investment mandate (the “Underlying Sleeve”). The Board considered that the Fund’s investments in exchange-traded futures and the resulting costs limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by each of (i) Broadridge comparing the performance of the Fund to a managed volatility fund peer group and risk controlled benchmark; and (ii) Morningstar comparing the performance of the Fund’s Underlying Sleeve to the performance of funds in a peer group of a Morningstar category underlying variable insurance products (each a “Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board considered complex-wide information provided by Broadridge that assessed the overall LVIP Managed Volatility Fund returns compared to the aggregate returns of managed volatility funds from variable annuity sponsors and risk control benchmarks and peer group performance information by Broadridge. The Board also considered an impact analysis provided by LFI of the overlay cash positions on the overall portfolio performance.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of the volatility management strategy. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI has delegated day-to-day portfolio management of the Managed Volatility Sleeve to Schroder Investment Management North America Inc. (“SIMNA”) and noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis and monitoring the implementation of the volatility management overlay model. The Board also considered presentations made by LFI management and SIMNA dedicated to an overview of the Fund and analysis of the Managed Volatility Sleeve. The Board concluded that LFI had appropriately reviewed and monitored SIMNA’s performance.

2

The Board considered that LFI has delegated the day-to-day investment management of the Underlying Sleeve to unaffiliated subadvisers responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis and compliance reviews. The Board concluded that LFI had appropriately reviewed and monitored the subadviser’s investment performance.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee was higher than the median net investment management fee of the Morningstar peer group. The Board also considered that the Fund’s net expense ratio was lower than the median net expense ratio (including acquired fund fees and expenses (“AFFE”)) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that LFI had implemented an expense limitation for the Fund through April 30, 2025 and concluded that economies of scale were appropriately shared with investors.

Profitability. The Board also reviewed the estimated profitability of LFI with respect to the Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Managed Volatility Sleeve - Subadvisory and Sub-Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and SIMNA on behalf of the Fund, the Board considered the nature, extent and quality of services provided by SIMNA under the subadvisory agreement. The Board reviewed the services provided by SIMNA, the background of the investment professionals servicing the Fund and the reputation, resources and subadvisory experience of SIMNA. The Board considered that SIMNA uses an affiliated investment adviser, SIMNA Ltd., as sub-subadviser, in connection with the subadvisory services provided to the Fund. The Board also reviewed information provided regarding the structure of portfolio manager compensation, trading practices, risk management and compliance matters.

3

Performance. The Board considered that SIMNA’s responsibility was to implement the volatility control strategy and that traditional measures of performance would not be relevant in assessing SIMNA’s implementation of the strategy. The Board also considered that the strategy is intended to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. The Board also considered a presentation by representatives of SIMNA regarding the performance of the Funds subadvised by SIMNA as well as presentations made by LFI management dedicated to analysis of the Managed Volatility Sleeve. The Board concluded that the services provided by SIMNA were satisfactory.

Subadvisory Fee and Economies of Scale. The Board considered the subadvisory fee schedule for SIMNA. The Board considered that LFI compensates SIMNA from its fees and that the subadvisory fee schedule was negotiated between LFI and SIMNA, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding SIMNA’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by SIMNA as to any additional benefits it would receive and noted SIMNA’s statement that the engagement may attract broker-dealers or investment advisers who may offer SIMNA the opportunity to participate in other lines of business, such as subadvisory, separate account wrap programs or model manager programs.

Underlying Sleeve - Subadvisory Agreements

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreements between LFI and Invesco Advisers, Inc. and Invesco Capital Management LLC (together, the “Invesco Advisers”), each on behalf of the Fund, the Board considered the nature, extent and quality of services provided by the Invesco Advisers under each of the subadvisory agreements. The Board reviewed the services provided, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of the Invesco Advisers. The Board also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board considered that the Invesco Advisers manage the Underlying Sleeve. In its review of performance, the Board considered the total return, standard deviation and Sharpe ratio data provided by Morningstar comparing the performance of the Underlying Sleeve to a peer group of funds in the Morningstar Moderately Aggressive Allocation funds category and a custom index (LVIP Invesco Select Equity Income Composite). The Board concluded that the services provided by the Invesco Advisers were satisfactory.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedules, two of which contain breakpoints. The Board considered Invesco Advisers’ fees to comparable fee schedules provided. The Board considered that LFI compensates the Invesco Advisers from its fees and that the subadvisory fee schedules were negotiated between LFI and the Invesco Advisers, which are unaffiliated with LFI. The Board concluded that the subadvisory fees were reasonable.

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Profitability and Fallout Benefits. With respect to profitability, the Board considered that the subadvisory fee schedules were negotiated between LFI and the Invesco Advisers, which are unaffiliated with LFI, and that LFI compensates the Invesco Advisers from its fees. The Board reviewed materials provided by the Invesco Advisers as to any additional benefits they receive and considered that the Invesco Advisers may obtain research and services with soft dollars from brokerage commissions paid by the Fund that may be shared with advisory affiliates. The Board also noted that an affiliated broker may receive commissions for executing certain trades for the Fund and that Invesco Indexing, an affiliate of the Invesco Advisers, receives a licensing fee in connection with the Fund’s index sleeve.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

5

Lincoln Variable Insurance Products Trust
2024 Board Considerations

Fixed Income
Subadvised Funds

107 LVIP JPMorgan Core Bond Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with the subadviser (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data, and the subadviser, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar and the subadviser provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and the subadviser, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources and LFI’s criteria for review of a subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the respective Morningstar category.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of portfolio construction decisions. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI does not manage the day-to-day investment portfolio of the Fund and has delegated those duties to an unaffiliated subadviser responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis, oversight of brokerage execution quality and compliance reviews. The Board concluded that LFI had appropriately reviewed and monitored the subadviser’s investment performance.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee was the same as the median net investment management fee of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that LFI had implemented an expense limitation for the Fund through April 30, 2025. The Board concluded that economies of scale were appropriately shared with investors.

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Profitability. The Board also reviewed the estimated profitability of LFI with respect to the Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and J.P. Morgan Investment Management, Inc. (“JPMorgan”) on behalf of the LVIP JPMorgan Core Bond Fund, the Board considered the nature, extent and quality of services provided by JPMorgan under the subadvisory agreement. The Board reviewed the services provided by JPMorgan, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of JPMorgan. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board reviewed the LVIP JPMorgan Core Bond Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Intermediate Core Bond funds category and the Bloomberg US Aggregate Bond Total Return USD Index. The Board noted that the Fund’s total return was within range of the return of the Morningstar peer group median and above the return of the benchmark index for the one-year period and above the return of the Morningstar peer group median and the benchmark index for the three-, five- and ten-year periods. The Board concluded that the services provided by JPMorgan were satisfactory.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule for the Fund as well as fees for other similar accounts managed by JPMorgan. The Board considered that LFI compensates JPMorgan from its fees and that the subadvisory fee schedule for the Fund was negotiated between LFI and JPMorgan, an unaffiliated third party of LFI. The Board concluded that the subadvisory fees for the Fund were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding JPMorgan’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by JPMorgan as to any additional benefits it receives and noted JPMorgan’s statement that it was not aware of other direct or indirect benefits from its relationship to the Fund other than receipt of subadvisory fees.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

3

Lincoln Variable Insurance Products Trust
2024 Board Considerations

Fixed Income
Subadvised Funds

108 LVIP JPMorgan High Yield Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with the subadviser (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data, and the subadviser, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar and the subadviser provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and the subadviser, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources and LFI’s criteria for review of a subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the respective Morningstar category.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of portfolio construction decisions. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI does not manage the day-to-day investment portfolio of the Fund and has delegated those duties to an unaffiliated subadviser responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis, oversight of brokerage execution quality and compliance reviews. The Board concluded that LFI had appropriately reviewed and monitored the subadviser’s investment performance.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee was higher than the median net investment management fee of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that LFI had a breakpoint in the investment management fee schedule and had implemented an advisory fee waiver on assets over $150 million for the Fund through April 30, 2025. The Board concluded that economies of scale were appropriately shared with investors.

2

Profitability. The Board also reviewed the estimated profitability of LFI with respect to each Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and J.P. Morgan Investment Management, Inc. (“JPMorgan”) on behalf of the Fund, the Board considered the nature, extent and quality of services provided by JPMorgan under the subadvisory agreement. The Board reviewed the services provided by JPMorgan, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of JPMorgan. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board reviewed the Fund’s total return compared to the total return of a peer group of funds included in the Morningstar High Yield Bond funds category and the ICE BofA US High Yield Constrained Total Return USD Index. The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and the benchmark index for the one-, five- and ten-year periods and within range of the return of the Morningstar peer group median and below the return of the benchmark index for the three-year period. The Board considered LFI’s comments that underperformance for the five-year period compared to the benchmark was primarily attributable to the Fund’s overweight position to more liquid securities and underweight position to lower quality securities and fallen angel credits, and that underperformance for the one-year period compared to the benchmark was attributable to the Fund’s shorter spread duration and security selection in particular sectors, such as Retailers, Technology and Leisure. The Board noted LFI’s view that it remained confident with the current investment process and the team’s ability to meet the performance objective of the Fund. The Board concluded that the services provided by JPMorgan were satisfactory.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule for the Fund as well as fees for other similar accounts managed by JPMorgan. The Board considered that LFI compensates JPMorgan from its fees and that the subadvisory fee schedule for the Fund was negotiated between LFI and JPMorgan, an unaffiliated third party of LFI. The Board concluded that the subadvisory fees for the Fund were reasonable.

3

Profitability and Fallout Benefits. The Board considered information regarding JPMorgan’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by JPMorgan as to any additional benefits it receives and noted JPMorgan’s statement that it was not aware of other direct or indirect benefits from its relationship to the Fund other than receipt of subadvisory fees.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

4

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 – attached hereto.

(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 – Not applicable.

(a)(5)	Change in Registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 – attached hereto.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Lincoln Variable Insurance Products Trust

By (Signature and Title)	/s/ Jayson Bronchetti
Jayson Bronchetti, President
(principal executive officer)

Date:	February 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jayson Bronchetti
Jayson Bronchetti, President
(principal executive officer)

Date:	February 24, 2025

By (Signature and Title)	/s/ James Hoffmayer
James Hoffmayer, Chief Accounting Officer
(principal financial officer)

Date:	February 27, 2025